                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                   Investment Company Act file number 811-4146
                                    --------

                               JOHN HANCOCK TRUST
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   601 CONGRESS STREET, BOSTON, MA 02210-2805
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 663-3000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/04

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two annual reports to shareholders for the period ended December 31, 2004. The first report applies to 74 of the Registrant's portfolios and the second report applies to 5 of the Registrant's portfolios.

[JOHN HANCOCK LOGO]

WORLDWIDE SPONSOR




VENTURE(R)    Variable Products

[PICTURE]     Audited Financial Statements

              John Hancock Trust
              Annual Report
              December 31, 2004





Venture Variable Annuities and Venture Variable Life Insurance Products Issued by John Hancock Life Insurance Company (U.S.A.)


0105: 1115001

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
ANNUAL REPORT
PRESIDENT'S MESSAGE

January 31, 2005

Dear Fellow Investors:

I am pleased to present the following financial statements that reflect operations for the 12 months ended December 31, 2004. Beginning January 1, 2005, Manulife Financial adopted the John Hancock name and logo for financial products distributed in the U.S. following the acquisition of John Hancock Financial Services Inc in April of 2004. The Manufacturer's Investment Trust, the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan is now called the John Hancock Trust. For the 12 months ended December 31, 2004, total net assets of the John Hancock Trust increased by 36% from $26.2 billion to $35.8 billion.

U.S. equity markets rallied in the last quarter of 2004, helping the markets record back-to-back calendar year gains. Most domestic equity indices delivered solid results for the year. The S&P 500 rose 10.9%, the Nasdaq recorded a gain of 8.6% and the Dow Jones Industrial Average added 5.3%. Small-cap stocks outperformed larger capitalization issues with the Russell 2000 returning 18.3%, outpacing the 11.4% gain reported by the large-cap Russell 1000.

At John Hancock, we are committed to the time-tested discipline of buy-and-hold investing. We believe the multi-manager John Hancock Trust can help you achieve diversification in your portfolio, as it gives you access to a variety of portfolio choices.

John Hancock also offers Lifestyle portfolios - fund-of-fund portfolios that offer investment risk management strategies ranging from conservative to aggressive. Increasingly, our clients are turning to these portfolios to help them pursue an asset allocation mix appropriate for their risk tolerance. Our five Lifestyle portfolios not only offer exposure to traditional stocks and bonds, they also invest in alternative asset classes such as real estate securities, natural resources stocks, international small-cap equities, Treasury inflation-protected securities, and foreign bonds to potentially increase return as well as reduce volatility.

We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to increase diversification among different asset classes.

Thank you for choosing John Hancock. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

/s/ James D. Gallagher
----------------------
JAMES D. GALLAGHER
President
John Hancock Trust

                    This page was intentionally left blank.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
INDEX TO ANNUAL REPORT

                                                                                  Page
                                                                                  ----
Portfolio Performance and Manager's Commentary .................................   iii
Report of Independent Registered Public Accounting Firm ........................     1
Statements of Assets and Liabilities ...........................................     2
Statements of Operations .......................................................    21
Statements of Changes in Net Assets ............................................    40
Financial Highlights ...........................................................    66
Portfolio of Investments:
   Science & Technology Trust ..................................................   100
   Pacific Rim Trust (formerly, Pacific Rim Emerging Markets Trust) ............   101
   Health Sciences Trust .......................................................   103
   Emerging Growth Trust .......................................................   106
   Aggressive Growth Trust .....................................................   108
   Emerging Small Company Trust ................................................   112
   Small Company Blend Trust ...................................................   115
   Small Company Trust .........................................................   118
   Dynamic Growth Trust ........................................................   122
   Mid Cap Stock Trust .........................................................   123
   Natural Resources Trust .....................................................   125
   All Cap Growth Trust ........................................................   126
   Strategic Opportunities Trust ...............................................   129
   Financial Services Trust ....................................................   132
   International Stock Trust ...................................................   132
   Overseas Trust ..............................................................   134
   International Small Cap Trust ...............................................   136
   International Value Trust ...................................................   138
   Quantitative Mid Cap Trust ..................................................   139
   Mid Cap Core Trust ..........................................................   141
   Global Trust (formerly, Global Equity Trust) ................................   143
   Strategic Growth Trust ......................................................   144
   Capital Appreciation Trust ..................................................   146
   U.S. Global Leaders Growth Trust ............................................   148
   Quantitative All Cap Trust ..................................................   148
   All Cap Core Trust ..........................................................   150
   Large Cap Growth Trust ......................................................   153
   Blue Chip Growth Trust ......................................................   155
   U.S. Large Cap Trust ........................................................   158
   Core Equity Trust ...........................................................   160
   Strategic Value Trust .......................................................   161
   Large Cap Value Trust .......................................................   162
   Classic Value Trust .........................................................   164
   Utilities Trust .............................................................   165
   Real Estate Securities Trust ................................................   167
   Small Cap Opportunities Trust ...............................................   168
   Small Company Value Trust ...................................................   170
   Special Value Trust .........................................................   172

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
INDEX TO ANNUAL REPORT, CONTINUED

   Mid Cap Value Trust .........................................................   174
   Value Trust .................................................................   176
   All Cap Value Trust .........................................................   177
   Fundamental Value Trust .....................................................   179
   Growth & Income Trust .......................................................   181
   Great Companies-America Trust ...............................................   182
   Quantitative Value Trust ....................................................   183
   Equity-Income Trust .........................................................   185
   Income & Value Trust ........................................................   187
   Global Allocation Trust .....................................................   199
   High Yield Trust ............................................................   205
   Strategic Bond Trust ........................................................   214
   Strategic Income Trust ......................................................   224
   Global Bond Trust ...........................................................   226
   Diversified Bond Trust ......................................................   232
   Investment Quality Bond Trust ...............................................   242
   Total Return Trust ..........................................................   251
   Real Return Bond Trust ......................................................   255
   U.S. Government Securities Trust ............................................   257
   Money Market Trust ..........................................................   258
   Lifestyle Aggressive 1000 Trust .............................................   260
   Lifestyle Growth 820 Trust ..................................................   260
   Lifestyle Balanced 640 Trust ................................................   261
   Lifestyle Moderate 460 Trust ................................................   262
   Lifestyle Conservative 280 Trust ............................................   263
   American Growth Trust .......................................................   263
   American International Trust ................................................   264
   American Blue Chip Income and Growth Trust ..................................   264
   American Growth-Income Trust ................................................   264
   Small-Mid Cap Growth Trust ..................................................   264
   Small-Mid Cap Trust .........................................................   266
   International Equity Select Trust ...........................................   266
   Select Growth Trust .........................................................   267
   Global Equity Select Trust ..................................................   268
   Core Value Trust ............................................................   269
   High Grade Bond Trust .......................................................   270
Notes to Financial Statements ..................................................   272
Trustees and Officers Information ..............................................   299

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY

                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the John Hancock Trust (formerly, Manufacturers Investment Trust) (the "Trust"), excluding the Money Market Trust. There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.

     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life or ten year period of each Portfolio, whichever is shorter. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.

                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 2004. The views expressed are those of the portfolio manager as of December 31, 2004, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolios are not insured by the FDIC, are not a deposit or other obligation of, or guaranteed by banks and are subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolios, see the Trust prospectus.

"Standard & Poor's," "Standard & Poor's 500," "S&P 500," and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000," "Russell 2000," "Russell 3000," and "Russell Midcap" are trademarks of Frank Russell Company. "Wilshire 5000" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free", "EAFE" and "MSCI" are trademarks of Morgan Stanley & Co. Incorporated." "Lehman Brothers" is a registered trademark of Lehman Brothers Inc. "Lipper" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                           SCIENCE & TECHNOLOGY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              80% of the portfolio's total assets in the common stocks of companies expected to benefit from the development,
                         advancement and use of science and technology.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Michael Sola
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SCIENCE & TECHNOLOGY TRUST PERFORMANCE GRAPH]

                                                                                                            LIPPER SCIENCE &
                                               SCIENCE & TECHNOLOGY TRUST       LIPPER SCIENCE &          TECHNOLOGY AVG. FUNDS
                                                        SERIES I             TECHNOLOGY FUNDS INDEX          CLASSIFICATION
                                               --------------------------    ----------------------       ---------------------
Dec. 1996                                                10000                        10000                       10000
                                                         10744                        10760                       10654
                                                          9896                         9787                        9733
                                                          9344                         9051                        9009
                                                          9704                         9446                        9293
                                                         10840                        10570                       10551
Jun. 1997                                                11040                        10668                       10652
                                                         12336                        12165                       12070
                                                         12168                        12240                       12101
                                                         12616                        12759                       12684
                                                         11680                        11411                       11586
                                                         11632                        11313                       11491
Dec. 1997                                                11071                        10784                       11216
                                                         11242                        10974                       11507
                                                         12607                        12280                       12836
                                                         12827                        12380                       13174
                                                         13436                        12912                       13722
                                                         12323                        11966                       12728
Jun. 1998                                                12981                        12666                       13741
                                                         12339                        12547                       13513
                                                          9575                        10192                       10837
                                                         10787                        11395                       12274
                                                         12063                        12264                       13206
                                                         13510                        13639                       14882
Dec. 1998                                                15867                        15845                       17287
                                                         17882                        17898                       19884
                                                         16069                        16030                       18068
                                                         17873                        17663                       20070
                                                         18004                        17884                       20596
                                                         18233                        17858                       20370
Jun. 1999                                                20674                        20179                       22830
                                                         20649                        20172                       22611
                                                         21797                        21282                       23772
                                                         22333                        21571                       24427
                                                         23749                        23843                       27021
                                                         26654                        27379                       31423
Dec. 1999                                                31652                        33896                       39250
                                                         29971                        33541                       38546
                                                         35711                        42575                       48815
                                                         35719                        41279                       47164
                                                         31386                        36460                       41720
                                                         27633                        32061                       36747
Jun. 2000                                                30622                        36920                       42494
                                                         29238                        34967                       40365
                                                         34697                        40274                       46403
                                                         30540                        36144                       41521
                                                         28213                        32180                       37137
                                                         20553                        23884                       27939
Dec. 2000                                                20872                        23634                       27261
                                                         23485                        26030                       30162
                                                         15996                        19247                       22115
                                                         13041                        16427                       18649
                                                         16967                        19634                       22239
                                                         15991                        18719                       21291
Jun. 2001                                                15227                        18410                       21086
                                                         14194                        16935                       19318
                                                         11919                        14819                       16877
                                                          9070                        11639                       13218
                                                         10638                        13402                       15302
                                                         12310                        15353                       17646
Dec. 2001                                                12262                        15428                       17819
                                                         11899                        15158                       17533
                                                         10399                        13133                       15167
                                                         11345                        14330                       16589
                                                          9816                        12624                       14582
                                                          9357                        11963                       13730
Jun. 2002                                                 8201                        10387                       11893
                                                          7359                         9278                       10591
                                                          7283                         9059                       10292
                                                          6078                         7799                        8745
                                                          7244                         8979                       10211
                                                          8343                        10350                       11925
Dec. 2002                                                 7264                         9043                       10318
                                                          7206                         8990                       10278
                                                          7349                         9026                       10336
                                                          7330                         9019                       10295
                                                          8076                         9863                       11346
                                                          8821                        10999                       12800
Jun. 2003                                                 8840                        11076                       12891
                                                          9222                        11671                       13666
                                                          9814                        12525                       14694
                                                          9566                        12190                       14298
                                                         10417                        13416                       15790
                                                         10636                        13620                       16089
Dec. 2003                                                10924                        13684                       16116
                                                         11133                        14357                       16976
                                                         10885                        14130                       16687
                                                         10637                        13832                       16322
                                                         10121                        12879                       15098
                                                         10704                        13520                       15944
Jun. 2004                                                10905                        13756                       16243
                                                          9796                        12254                       14409
                                                          9308                        11761                       13789
                                                          9653                        12308                       14458
                                                         10293                        13003                       15288
                                                         10685                        13728                       16194
Dec. 2004                                                11020                        14247                       16766

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return             Cumulative Total Return
                                                                                       Since                           Since
Periods Ending December 31, 2004                            1 Year      5 Year       Inception          5 Year       Inception
Lipper Science & Technology Funds Index*+                    4.12%      -15.92%         4.52%           -57.97%        42.47%
Lipper Science & Technology Avg. Funds Classification*       4.03%      -15.64%         6.67%           -57.28%        67.66%
Science & Technology Trust Series I                          0.87%      -19.02%         1.22%           -65.18%        10.20%
Science & Technology Trust Series II+++                      0.79%                     -3.07%                          -8.72%
Science & Technology Trust Series III***                     0.87%                      6.49%                           8.67%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.
*** Series III inception date: September 5, 2003.
  + The Lipper Science & Technology Funds Index was added to more accurately reflect the investment objective of the Science & Technology Trust.

                           PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Science & Technology Trust Series I returned +0.87%, underperforming the +4.12% return of the Lipper Science & Technology Funds Index.

ENVIRONMENT: The past year ended on a positive note as consumer confidence recovered. After bottoming in August on fears of a waning semiconductor cycle and an earnings shortfall in software, technology stocks rebounded late in the year, driven largely by a solid quarter from software companies and an improving inventory picture in semiconductors. All Technology sectors posted positive returns, led by media and hardware stocks. Stocks ended 2004 near their highest levels of the year. A rally that commenced on October 25, was triggered by falling oil prices, continuing economic growth, and the belief that the U.S. presidential election would be resolved without controversy.

The portfolio delivered modest results over the year that trailed the performance of the Lipper benchmark due to both sector allocation and stock selection. An underweight position in the strong Telecommunications Services industry was critical, and positive contributions from software stocks were offset by the negative impact of telecommunications equipment, hardware and semiconductor stocks.

Stock selection in telecommunications equipment also hurt. Overweighting semiconductors was another negative because of slowing demand and rising inventory. On a positive note, effective stock selection in software produced notable results as two computer security firms benefited from increased Internet and e-commerce activity.

OUTLOOK: The economy should continue to improve in 2005, leading to a sustained recovery in enterprise spending and a healthy technology environment. We anticipate moderate growth in Information Technology spending going forward as corporate budgets are likely to keep growing. In coming months, we believe stock selection will be critical, and we will continue to focus on those areas of the technology universe that provide the most appealing opportunities for growth.

        PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST)

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing, under
  & POLICIES:            normal conditions, at least 80% of the portfolio's net
                         assets in common stocks and equity-related securities of
                         established, larger capitalization, non-U.S. companies in
                         the Pacific Rim that have attractive long-term prospects for capital growth.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Pauline Dan, Seton Lor
INCEPTION DATE:          October 4, 1994

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[PACIFIC RIM EMERGING MARKETS TRUST PERFORMANCE GRAPH]

                                                                 PACIFIC RIM TRUST SERIES I           MSCI AC PACIFIC INDEX
                                                                 --------------------------           ---------------------
Dec. 1994                                                                  10000                              10000
                                                                            9262                               9342
                                                                            9700                               9152
                                                                            9820                               9805
                                                                            9926                              10202
                                                                           10455                               9892
Jun. 1995                                                                  10291                               9499
                                                                           10809                              10145
                                                                           10615                               9755
                                                                           10659                               9848
                                                                           10533                               9394
                                                                           10685                               9804
Dec. 1995                                                                  11134                              10286
                                                                           11627                              10369
                                                                           11679                              10243
                                                                           11806                              10529
                                                                           12206                              11061
                                                                           12025                              10605
Jun. 1996                                                                  11917                              10590
                                                                           11423                              10067
                                                                           11760                               9836
                                                                           12057                              10136
                                                                           11886                               9638
                                                                           12401                               9924
Dec. 1996                                                                  12226                               9436
                                                                           12181                               8760
                                                                           12349                               8914
                                                                           11912                               8586
                                                                           11710                               8746
                                                                           12529                               9518
Jun. 1997                                                                  12630                              10094
                                                                           12675                               9887
                                                                           10745                               8809
                                                                           10902                               8732
                                                                            9040                               7602
                                                                            8480                               7155
Dec. 1997                                                                   8054                               6809
                                                                            7762                               7171
                                                                            8516                               7488
                                                                            8414                               7088
                                                                            8178                               6910
                                                                            7334                               6399
Jun. 1998                                                                   6817                               6339
                                                                            6682                               6250
                                                                            5940                               5484
                                                                            6176                               5496
                                                                            7143                               6476
                                                                            7593                               6838
Dec. 1998                                                                   7683                               7042
                                                                            7661                               7081
                                                                            7548                               6931
                                                                            8257                               7789
                                                                            9272                               8415
                                                                            8772                               7935
Jun. 1999                                                                   9636                               8783
                                                                            9886                               9318
                                                                            9988                               9260
                                                                           10158                               9531
                                                                           10704                               9906
                                                                           11681                              10435
Dec. 1999                                                                  12513                              11101
                                                                           11869                              10668
                                                                           11731                              10340
                                                                           12295                              11063
                                                                           11622                              10255
                                                                           11103                               9687
Jun. 2000                                                                  11784                              10357
                                                                           10734                               9394
                                                                           11219                               9789
                                                                           10514                               9162
                                                                            9868                               8588
                                                                            9614                               8259
Dec. 2000                                                                   9464                               7925
                                                                            9626                               8126
                                                                            9233                               7753
                                                                            8472                               7334
                                                                            9097                               7753
                                                                            8993                               7732
Jun. 2001                                                                   8576                               7399
                                                                            7962                               6926
                                                                            7788                               6789
                                                                            6803                               6034
                                                                            7058                               6143
                                                                            7568                               6429
Dec. 2001                                                                   7707                               6281
                                                                            7591                               6039
                                                                            7788                               6199
                                                                            8344                               6568
                                                                            8504                               6819
                                                                            8632                               7099
Jun. 2002                                                                   8179                               6732
                                                                            7715                               6308
                                                                            7553                               6255
                                                                            6822                               5876
                                                                            6787                               5717
                                                                            7239                               5950
Dec. 2002                                                                   6741                               5746
                                                                            6659                               5630
                                                                            6509                               5583
                                                                            6114                               5403
                                                                            6335                               5488
                                                                            6754                               5790
Jun. 2003                                                                   7207                               6166
                                                                            7683                               6433
                                                                            8369                               6984
                                                                            8567                               7293
                                                                            9195                               7729
                                                                            8881                               7554
Dec. 2003                                                                   9462                               8066
                                                                            9718                               8281
                                                                            9858                               8397
                                                                           10671                               9060
                                                                           10096                               8555
                                                                            9944                               8327
Jun. 2004                                                                  10190                               8599
                                                                            9653                               8224
                                                                            9886                               8379
                                                                            9839                               8401
                                                                           10073                               8619
                                                                           10668                               9160
Dec. 2004                                                                  11088                               9564

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                Cumulative Total Return
                                                                                  Since                               Since
Periods Ending December 31, 2004                 1 Year    5 Year    10 Year    Inception      5 Year    10 Year    Inception
MSCI AC Pacific Index*                           18.57%    -2.94%     -0.44%                   -13.84%    -4.36%
Pacific Rim Trust Series I                       17.19%    -2.39%      1.04%                   -11.39%    10.88%
Pacific Rim Trust Series II+++                   17.09%                           13.24%                              43.98%
Pacific Rim Trust Series III***                  16.87%                           21.52%                              29.43%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Pacific Rim Trust Series I returned +17.19%, underperforming the +18.57% return of the MSCI AC Pacific Index.

ENVIRONMENT: Japanese equities marginally underperformed the regional index. Banking stocks outperformed, supported by a ratings upgrade on nine major banks. Retailing and real estate also posted strong returns. Despite a strengthening Yen, the auto sector outperformed.

Australia's insurance sector outperformed thanks to favorable pricing and claims experience. Banks lagged on expectations of slowing credit growth. Energy stocks rose as oil prices remained high. The Materials sector underperformed as the rapid increase in commodity prices moderated.

In Korea, Technology stocks underperformed on concerns of excess capacity. Defensive stocks such as Utilities and Food & Tobacco outperformed as investors focused on dividend yield. In Taiwan, Technology stocks underperformed as signs pointed to a softening in demand. Materials stocks outperformed in response to better than expected results.

In Hong Kong, continuing recovery in the real estate market and domestic economy led to outperformance of property and retail stocks. Utility stocks rose, supported by attractive dividend yield and solid earnings outlook. In China, Energy stocks outperformed on the back of power shortages in major cities. Auto stocks fell due to slowing sales and price competition. In Singapore, property counters outperformed as investors' focused on domestic reflation plays. Technology stocks fell following worst than expected results.

OUTLOOK: Pacific Asia markets closed on a firm note in 2004, driven by liquidity inflow and seasonal patterns. We expect that in 2005, overall return will be positive, but volatility will remain high. Asia's export momentum has already turned down and we anticipate regional economic activity will slow next year. Within the region, we prefer Southeast Asian markets and Hong Kong to North Asia (Japan, Korea, Taiwan and China).

                             HEALTH SCIENCES TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing at
  POLICIES:              least 80% of the portfolio's total assets in common stocks of companies engaged in the research, development,
                         production or distribution of products or services related to healthcare, medicine or the life sciences (collectively, the "health sciences").
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Kris H. Jenner
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[HEALTH SCIENCES TRUST PERFORMANCE GRAPH]

                                                                                     LIPPER                      LIPPER
                                                  HEALTH SCIENCES TRUST       HEALTH/BIOTECHNOLOGY      HEALTH/BIOTECHNOLOGY AVG.
                                                        SERIES I                   FUNDS INDEX            FUNDS CLASSIFICATION
                                                  ---------------------       --------------------      -------------------------
Apr. 2001                                                 10000                       10000                       10000
                                                          10472                       10378                       10424
Jun. 2001                                                 10808                       10509                       10506
                                                          10272                       10185                       10207
                                                          10224                       10047                       10047
Sep. 2001                                                  9607                        9505                        9490
                                                          10160                        9823                        9917
                                                          10784                       10317                       10488
Dec. 2001                                                 10832                       10324                       10412
                                                          10176                        9709                        9788
                                                           9800                        9396                        9508
Mar. 2002                                                 10121                        9657                        9733
                                                           9534                        9168                        9097
                                                           9197                        8901                        8761
Jun. 2002                                                  8524                        8179                        7999
                                                           8203                        7880                        7732
                                                           8051                        7779                        7625
Sep. 2002                                                  7762                        7517                        7310
                                                           8091                        7796                        7626
                                                           8219                        7930                        7809
Dec. 2002                                                  7882                        7618                        7481
                                                           7890                        7589                        7468
                                                           7826                        7422                        7291
Mar. 2003                                                  8227                        7687                        7573
                                                           8612                        8070                        7987
                                                           9446                        8759                        8696
Jun. 2003                                                  9719                        8964                        8944
                                                          10160                        9269                        9216
                                                           9991                        9150                        9073
Sep. 2003                                                  9856                        9188                        9112
                                                           9984                        9311                        9213
                                                          10312                        9562                        9425
Dec. 2003                                                 10736                        9944                        9823
                                                          11386                       10372                       10230
                                                          11570                       10503                       10389
Mar. 2004                                                 11650                       10463                       10302
                                                          11850                       10632                       10481
                                                          11858                       10589                       10399
Jun. 2004                                                 11914                       10620                       10387
                                                          10800                        9862                        9651
                                                          10889                        9936                        9744
Sep. 2004                                                 11370                       10202                        9948
                                                          11129                       10020                        9763
                                                          11537                       10415                       10059
Dec. 2004                                                 12379                       11111                       10713

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Lipper Health/Biotechnology Funds Index*+                      11.74%              2.92%                         11.11%
Lipper Health/Biotechnology Avg. Funds Classification*          9.07%              1.90%                          7.13%
Health Sciences Trust Series I                                 15.31%              5.99%                         23.79%
Health Sciences Trust Series II+++                             15.04%              6.24%                         19.41%
Health Sciences Trust Series III***                            15.31%             16.32%                         22.15%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.
*** Series III inception date: September 5, 2003.
  + The Lipper Health/Biotechnology Funds Index was added to more accurately reflect the investment objective of the Health Sciences Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Health Sciences Trust Series I returned +15.31%, outperforming the +11.74% return of the Lipper Health/Biotechnology Funds Index.

ENVIRONMENT: U.S. stocks rose moderately in 2004, extending the previous year's brisk gains. For much of the year, concerns about November's presidential election weighed on Health Care shares, but the sector rallied after President Bush's re-election. A major pharmaceutical product recall led to safety concerns being raised about several other prescription medications, and investors questioned the industry's prospects. Services and life sciences shares posted the largest gains, while pharmaceuticals declined.

An overweight in the weak biotechnology sector and stock selection within it were the main detractors from performance. In pharmaceuticals, security selection and an industry underweight produced the greatest relative benefit. Good stock selection in services helped returns. Our equity choices in the products and devices industry slightly aided returns, but our industry underweight detracted.

OUTLOOK: We have been attracted to biotechnology companies leveraged to novel therapeutics as the pharmaceutical industry remains under pressure. We believe that the underlying fundamentals in Health Care remain sound, and that good stock selection will be rewarded.

                             EMERGING GROWTH TRUST

INVESTMENT OBJECTIVE &   To seek to achieve superior long-term rates of return
  POLICIES:              through capital appreciation. The portfolio seeks to achieve its objective by investing, under normal circumstances,
                         primarily in equity securities of small-cap U.S. companies.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Niall Brown, Robert Lutzko, Luciano Orengo
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[EMERGING GROWTH TRUST PERFORMANCE GRAPH]

                                                               EMERGING GROWTH TRUST SERIES I       RUSSELL 2000 GROWTH INDEX
                                                               ------------------------------       -------------------------
Apr. 2003                                                                  10000                              10000
May 2003                                                                   10640                              11127
Jun. 2003                                                                  10776                              11342
Jul. 2003                                                                  11505                              12199
Aug. 2003                                                                  12120                              12854
Sep. 2003                                                                  11784                              12529
Oct. 2003                                                                  12640                              13611
Nov. 2003                                                                  13111                              14055
Dec. 2003                                                                  13084                              14117
Jan. 2004                                                                  13716                              14859
Feb. 2004                                                                  13525                              14836
Mar. 2004                                                                  13392                              14905
Apr. 2004                                                                  12618                              14157
May 2004                                                                   12746                              14439
Jun. 2004                                                                  13307                              14919
Jul. 2004                                                                  12142                              13580
Aug. 2004                                                                  11785                              13288
Sep. 2004                                                                  12490                              14023
Oct. 2004                                                                  12677                              14363
Nov. 2004                                                                  13561                              15577
Dec. 2004                                                                  13985                              16137

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 2000 Growth Index*                                     14.31%             33.26%                         61.37%
Emerging Growth Trust Series I                                  6.89%             22.43%                         39.85%
Emerging Growth Trust Series II                                 6.64%             22.17%                         39.36%
Emerging Growth Trust Series III***                             6.89%              8.94%                         11.99%

  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Emerging Growth Trust Series I returned +6.89%, underperforming the +14.31% return of the Russell 2000 Growth Index.

ENVIRONMENT: The small-cap segment posted a strong rally in the fourth quarter to help make 2004 another strong year. While the Russell 2000 Growth Index gained 14.31%, it trailed the Russell 2000 Value Index by nearly 8%. This also marks the sixth consecutive year that the small-cap Russell 2000 Index beat the large-cap Russell 1000 Index. Reasonable valuation and better earnings growth were the main contributors to continued small-cap dominance. The strong market performance as a whole was helped by a healthy economy, reduced geopolitical risks and the Bush election victory.

With a decent economy and much higher energy prices, it was not surprising to see that Energy was the best performing sector in 2004. Consumer Staples, Materials and Industrials also performed well as they are more traditional value sectors with some economic sensitivity. The weakest performing sector was Information Technology, as persistent earnings disappointments due to slowing demand and too much inventory hurt returns.

The Emerging Growth Trust underperformed the Russell 2000 Growth Index in this volatile year. Stock selection was the main detractor from performance, particularly in the Information Technology sector. The Trust owned a higher than usual number of companies that reported disappointing earnings which the markets punished severely. We have taken a number of steps to help reduce these occurrences and are confident that the numbers will improve in 2005.

OUTLOOK: The current environment for the small-cap growth segment is favorable; earnings growth is expected to remain strong and good economic growth should continue. But the likelihood of rising interest rates, high energy prices and the typically weak period in the first year of a presidential term cause us to be more cautious. While we are expecting a positive year for the markets, we believe it is more likely that the returns are to be in the single-digit range.

                            AGGRESSIVE GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing
  POLICIES:              primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies that the
                         subadviser expects to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are small and medium sized.
SUBADVISER:              A I M Capital Management, Inc.
PORTFOLIO MANAGERS:      Juliet S. Ellis, Karl F. Farmer, Juan R. Hartsfield, Jay K.
                         Rushin
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[AGGRESSIVE GROWTH TRUST PERFORMANCE GRAPH]

                                                              AGGRESSIVE GROWTH TRUST SERIES I      RUSSELL 2000 GROWTH INDEX
                                                              --------------------------------      -------------------------
Dec.1996                                                                   10000                              10000
                                                                           10128                              10250
                                                                            9296                               9631
                                                                            8488                               8951
                                                                            8504                               8848
                                                                            9384                              10177
Jun.1997                                                                    9792                              10523
                                                                           10584                              11062
                                                                           10256                              11394
                                                                           10704                              12303
                                                                           10088                              11564
                                                                            9872                              11288
Dec.1997                                                                   10000                              11295
                                                                            9600                              11144
                                                                           10432                              12128
                                                                           10920                              12637
                                                                           10976                              12714
                                                                            9944                              11790
Jun.1998                                                                   10480                              11911
                                                                            9544                              10916
                                                                            7384                               8396
                                                                            7888                               9248
                                                                            8328                               9730
                                                                            9120                              10485
Dec.1998                                                                   10432                              11434
                                                                           10640                              11949
                                                                            9584                              10855
                                                                           10008                              11242
                                                                            9559                              12234
                                                                            9640                              12254
Jun.1999                                                                   10384                              12900
                                                                           10440                              12501
                                                                           10336                              12034
                                                                           10648                              12266
                                                                           11112                              12580
                                                                           12056                              13909
Dec.1999                                                                   13872                              16361
                                                                           13608                              16209
                                                                           17960                              19981
                                                                           17465                              17881
                                                                           16336                              16075
                                                                           14873                              14667
Jun.2000                                                                   16705                              16562
                                                                           15856                              15142
                                                                           18121                              16735
                                                                           17057                              15903
                                                                           16233                              14612
                                                                           13209                              11958
Dec.2000                                                                   14288                              12691
                                                                           14368                              13718
                                                                           12169                              11837
                                                                           10864                              10761
                                                                           11984                              12078
                                                                           12056                              12358
Jun.2001                                                                   12256                              12696
                                                                           11721                              11613
                                                                           10809                              10887
                                                                            9273                               9131
                                                                            9729                              10009
                                                                           10281                              10845
Dec.2001                                                                   10576                              11520
                                                                           10344                              11110
                                                                            9984                              10391
                                                                           10624                              11294
                                                                           10441                              11050
                                                                           10049                              10404
Jun.2002                                                                    9257                               9521
                                                                            8041                               8058
                                                                            7993                               8054
                                                                            7520                               7472
                                                                            7880                               7851
                                                                            8360                               8629
Dec.2002                                                                    7936                               8034
                                                                            7721                               7815
                                                                            7528                               7606
                                                                            7641                               7721
                                                                            8113                               8451
                                                                            8697                               9404
Jun.2003                                                                    8929                               9585
                                                                            9249                              10310
                                                                            9809                              10863
                                                                            9497                              10589
                                                                           10273                              11504
                                                                           10545                              11879
Dec.2003                                                                   10624                              11934
                                                                           10959                              12561
                                                                           11007                              12541
                                                                           10936                              12600
                                                                           10552                              11968
                                                                           10824                              12206
Jun. 2004                                                                  11096                              12612
                                                                           10224                              11480
                                                                            9936                              11233
                                                                           10303                              11854
                                                                           10647                              12142
                                                                           11191                              13168
Dec. 2004                                                                  11608                              13641

                              PERFORMANCE TABLE**

                                                        Average Annual Total Return                     Cumulative Total Return
                                                                       Since          Since++                          Since
Periods Ending December 31, 2004             1 Year      5 Year      Inception      May 1, 1999         5 Year       Inception
Russell 2000 Growth Index*                   14.31%      -3.57%         3.96%          1.94%            -16.63%        36.41%
Aggressive Growth Trust Series I              9.26%      -3.50%         1.88%          3.48%            -16.32%        16.08%
Aggressive Growth Trust Series II+++          9.21%                     4.00%                                          12.17%
Aggressive Growth Trust Series III***         9.26%                    12.20%                                          16.45%

  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Aggressive Growth Trust Series I returned +9.26%, underperforming the +14.31% return of the Russell 2000 Growth Index.

ENVIRONMENT: In 2004, as the country focused on election year politics and instability in Iraq, the equity markets posted gains, and the U.S. economy grew at a healthy pace. Following a swift and decisive conclusion to the presidential election, the markets surged, after posting only modest gains in the months prior.

An economic expansion appears to be underway as corporate profits have strengthened significantly, and the labor market has solidified. While there is some concern about the viability of consumers and another spike in oil prices, many indicators point to economic health. In response to these factors, the Federal Reserve raised interest rates by a total 1.25 percentage points in 2004, bringing the federal funds rate to 2.25% by year end.

The Trust underperformed relative to the benchmark largely due to stock selection in the Health Care and the Industrials sectors. Within Health Care, the pharmaceuticals industry detracted the most from performance, while the commercial services and supplies industry was the largest detractor from performance in the Industrials sector. The Trust had superior relative performance in the Information Technology sector. Consumer Staples helped to boost absolute performance, with the food and staples retailing industry adding the most value.

The Trust's performance was helped by the higher levels of market volatility in a rising market. We positioned the portfolio with a 'barbell approach' -- a balanced exposure to more aggressive, cyclically-sensitive names and high quality, less aggressive stocks. We applied a combination of quantitative and fundamental analysis to seek quality companies that exhibit sustainable, above average earnings growth potential.

OUTLOOK: We remain cautiously optimistic about the economic expansion and we continue to seek quality names that will outperform over a longer period of time.

                          EMERGING SMALL COMPANY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              80% of the portfolio's total assets in common stocks of
                         companies that have market capitalizations which match the approximate range of capitalization of the Russell 2000
                         Growth Index at the time of purchase.
SUBADVISER:              Franklin Advisors, Inc.(R)
PORTFOLIO MANAGERS:      Edward B. Jamieson, Michael McCarthy
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[EMERGING SMALL COMPANY TRUST PERFORMANCE GRAPH]

                                                                EMERGING SMALL COMPANY TRUST
                                                                          SERIES I                  RUSSELL 2000 GROWTH INDEX
                                                                ----------------------------        -------------------------
Dec.1996                                                                   10000                              10000
                                                                           10186                              10250
                                                                            9731                               9631
                                                                            9133                               8951
                                                                            9079                               8848
                                                                           10127                              10177
Jun.1997                                                                   10578                              10523
                                                                           11191                              11062
                                                                           11298                              11394
                                                                           12293                              12303
                                                                           11651                              11564
                                                                           11514                              11288
Dec.1997                                                                   11823                              11295
                                                                           11303                              11144
                                                                           12386                              12128
                                                                           13077                              12637
                                                                           13103                              12714
                                                                           12223                              11790
Jun.1998                                                                   12551                              11911
                                                                           11210                              10916
                                                                            9189                               8396
                                                                            9904                               9248
                                                                           10435                               9730
                                                                           10982                              10485
Dec.1998                                                                   11722                              11434
                                                                           12081                              11949
                                                                           10910                              10855
                                                                           11732                              11242
                                                                           11434                              12234
                                                                           11334                              12254
Jun.1999                                                                   12443                              12900
                                                                           12138                              12501
                                                                           12357                              12034
                                                                           12786                              12266
                                                                           14349                              12580
                                                                           16401                              13909
Dec.1999                                                                   20341                              16361
                                                                           20176                              16209
                                                                           25594                              19981
                                                                           23846                              17881
                                                                           21490                              16075
                                                                           20138                              14667
Jun.2000                                                                   23024                              16562
                                                                           22096                              15142
                                                                           25114                              16735
                                                                           24619                              15903
                                                                           22891                              14612
                                                                           17866                              11958
Dec.2000                                                                   19467                              12691
                                                                           20273                              13718
                                                                           16365                              11837
                                                                           14370                              10761
                                                                           16555                              12078
                                                                           16428                              12358
Jun.2001                                                                   16213                              12696
                                                                           15313                              11613
                                                                           14285                              10887
                                                                           12101                               9131
                                                                           13112                              10009
                                                                           14412                              10845
Dec.2001                                                                   15138                              11520
                                                                           14534                              11110
                                                                           13877                              10391
                                                                           14882                              11294
                                                                           14051                              11050
                                                                           13575                              10404
Jun.2002                                                                   12500                               9521
                                                                           10792                               8058
                                                                           10600                               8054
                                                                            9537                               7472
                                                                           10437                               7851
                                                                           11680                               8629
Dec.2002                                                                   10717                               8034
                                                                           10438                               7815
                                                                           10282                               7606
                                                                           10183                               7721
                                                                           11124                               8451
                                                                           12169                               9404
Jun.2003                                                                   12234                               9585
                                                                           12728                              10310
                                                                           13669                              10863
                                                                           13077                              10589
                                                                           14355                              11504
                                                                           14778                              11879
Dec.2003                                                                   14976                              11934
                                                                           15511                              12561
                                                                           15447                              12541
                                                                           15529                              12600
                                                                           15076                              11968
                                                                           15383                              12206
Jun. 2004                                                                  15871                              12612
                                                                           14546                              11480
                                                                           14237                              11233
                                                                           14958                              11854
                                                                           15219                              12142
                                                                           16079                              13168
Dec. 2004                                                                  16700                              13641

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                     Cumulative Total Return
                                                                      Since          Since++                          Since
Periods Ending December 31, 2004            1 Year      5 Year      Inception      May 1, 1999         5 Year       Inception
Russell 2000 Growth Index*                  14.31%       -3.57%        3.96%          1.94%            -16.63%        36.41%
Emerging Small Company Trust Series I       11.52%       -3.87%        6.62%          6.91%            -17.90%        67.00%
Emerging Small Company Trust Series II+++   11.31%                     4.55%                                          13.93%
Emerging Small Company Trust Series III***  11.52%                    14.77%                                          19.99%

  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Emerging Small Company Trust Series I returned +11.52%, underperforming the +14.31% return of the Russell 2000 Growth Index.

ENVIRONMENT: Domestic equities performed well in 2004, with most major market indices trading higher during the year. Gains came primarily in the last four months of the year, with most indices bottoming in early August and then rallying on the strength of easing oil prices and President Bush's reelection. Stocks were also buoyed by a relatively strong U.S. economy that exhibited growth in consumer confidence, retail sales, auto sales, consumer spending, personal incomes and business activities.

The year began on an upbeat note, with the first quarter marking the fourth consecutive quarter of equity market gains and of small-cap stocks outperforming their larger-cap counterparts. The second quarter started off weakly -- driven by tensions in Iraq, record high oil prices and fears of rising interest rates -- then turned around on positive economic news to finish more than 5% over the intra-quarter low. Most equity indices declined in the third quarter, pressured by rising oil prices, escalating conflict in Iraq and earnings disappointments, before their fourth-quarter rebound.

Despite solid double-digit returns for the year, the portfolio underperformed its benchmark due largely to security selection in the retail trade, technology services, consumer durables and health technology sectors as well as an overweight position in electronic technology stocks.

OUTLOOK: We are optimistic about the prospects for the economy in 2005. Despite the threat of higher interest rates, we expect economic growth to remain strong. Energy price increases, which dragged down economic growth last year, appear to have abated. Also, corporate balance sheets are healthy and provide the potential for increased corporate spending. We expect continued declines in jobless claims, which should also boost consumer spending, and overall consumer confidence has remained high. Our investments reflect our optimism about the domestic economy, with overweight positions in electronic technology, process industries, transportation, producer manufacturing, consumer services, and industrial services. We believe the portfolio is well positioned to benefit from economic growth in the coming year, and we remain positive on the equity markets in general. Although market valuations remain above the historical average, we believe that earnings growth is likely to remain strong in 2005, and this growth should help support the equity markets even if valuations decline.

                           SMALL COMPANY BLEND TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital and income by
  & POLICIES:            investing at least 80% its net assets in equity and equity-
                         related securities of companies with market capitalizations that approximately match the range of capitalization of the
                         Russell 2000 Index ("small cap stocks") at the time of
                         purchase.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      Michael R. Ericksen, James S. Kang, Robert G. Kirby, Karen
                         A. Miller, Kathryn M. Peters and Lawrence R. Solomon
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SMALL COMPANY BLEND TRUST PERFORMANCE GRAPH]

                                                              SMALL COMPANY BLEND TRUST SERIES
                                                                             I                          RUSSELL 2000 INDEX
                                                              --------------------------------          ------------------
May1999                                                                    10024                              10146
Jun.1999                                                                   10904                              10605
                                                                           10688                              10314
                                                                           10432                               9932
                                                                           10456                               9934
                                                                           10696                               9974
                                                                           11536                              10570
Dec.1999                                                                   12856                              11767
                                                                           12978                              11578
                                                                           15099                              13489
                                                                           14437                              12600
                                                                           12966                              11842
                                                                           11981                              11151
Jun.2000                                                                   13977                              12124
                                                                           13295                              11733
                                                                           14362                              12628
                                                                           12909                              12257
                                                                           11825                              11710
                                                                            9583                              10508
Dec.2000                                                                   10319                              11411
                                                                           11733                              12006
                                                                            9807                              11218
                                                                            8986                              10669
                                                                           10145                              11504
                                                                           10476                              11787
Jun.2001                                                                   10714                              12193
                                                                           10145                              11534
                                                                            9540                              11161
                                                                            7942                               9659
                                                                            8640                              10224
                                                                            9412                              11015
Dec.2001                                                                   10081                              11695
                                                                            9768                              11573
                                                                            9566                              11256
                                                                           10576                              12161
                                                                           10374                              12272
                                                                            9887                              11727
Jun.2002                                                                    9216                              11145
                                                                            7873                               9462
                                                                            7726                               9438
                                                                            7054                               8760
                                                                            7257                               9041
                                                                            7983                               9848
Dec.2002                                                                    7505                               9299
                                                                            7202                               9041
                                                                            6953                               8768
                                                                            7018                               8881
                                                                            7753                               9723
                                                                            8554                              10767
Jun.2003                                                                    8691                              10962
                                                                            9022                              11648
                                                                            9648                              12181
                                                                            9252                              11956
                                                                            9942                              12960
                                                                           10209                              13420
Dec.2003                                                                   10484                              13693
                                                                           10862                              14288
                                                                           10907                              14416
                                                                           10770                              14550
                                                                           10117                              13809
                                                                           10255                              14028
Jun.2004                                                                   10522                              14619
                                                                            9501                              13635
                                                                            9354                              13565
                                                                            9721                              14202
                                                                            9933                              14481
                                                                           10724                              15737
Dec.2004                                                                   11239                              16203

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                      Since                          Since
Periods Ending December 31, 2004                            1 Year      5 Year      Inception         5 Year       Inception
Russell 2000 Index*                                         18.33%       6.61%        8.89%            37.71%        62.03%
Small Company Blend Trust Series I                           7.19%      -2.65%        2.08%           -12.58%        12.39%
Small Company Blend Trust Series II+++                       7.03%                    4.61%                          14.13%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Small Company Blend Trust Series I returned +7.19%, underperforming the +18.33% return of the Russell 2000 Index.

ENVIRONMENT: The main detractor from results for the year was stock selection within the Information Technology sector, specifically within the semiconductor and semiconductor production equipment industry. The portfolio has been overweight this industry relative to the benchmark in anticipation of a recovery from the current inventory correction. The Technology sector in general accounted for nine of the top ten detractors year-to-date. Stock selection within Consumer Discretionary, Industrials and Health Care also detracted from results. On a positive note, stock selection within the Financials and Utilities sectors benefited returns for the year, as did the portfolio's overweight to Materials and underweight to Telecommunication Services.

OUTLOOK: We are encouraged by the improvement in our results and are working diligently to improve relative performance over longer periods. We have taken actions that we believe will benefit results, such as adding more research resources to small-cap (including another dedicated small-cap research analyst), installing a new research portfolio coordinator and shifting assets among portfolio managers. We believe the portfolio remains positioned for continued economic improvement, albeit not aggressively so. The comprehensive, bottom-up research we devote to selecting small-cap stocks makes us feel confident in the companies we own as well as the portfolio's overall positioning for the future.

                              SMALL COMPANY TRUST

INVESTMENT OBJECTIVE &   To seek to achieve long-term capital growth by investing
  POLICIES:              primarily in the common stock of U.S. small companies. The portfolio manages risk by broadly diversifying its
                         investments based on the S&P Small Cap 600 Index.
SUBADVISER:              American Century Investment Management, Inc.
PORTFOLIO MANAGERS:      William Martin, John Schniedwind and Matti von Turk
INCEPTION DATE:          May 3, 2004

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SMALL COMPANY TRUST PERFORMANCE GRAPH]

                                                                SMALL COMPANY TRUST SERIES I         S&P SMALL CAP 600 INDEX
                                                                ----------------------------         -----------------------
Apr. 2004                                                                  10000                              10000
May 2004                                                                   10008                              10153
Jun. 2004                                                                  10560                              10716
Jul. 2004                                                                  10176                              10128
Aug. 2004                                                                  10016                              10039
Sep. 2004                                                                  10512                              10568
Oct. 2004                                                                  10632                              10765
Nov. 2004                                                                  11776                              11686
Dec. 2004                                                                  12176                              11943

                              PERFORMANCE TABLE**

                                                              Cumulative Total Return
                                                                       Since
                                                                     Inception
Periods Ending December 31, 2004
S&P Small Cap 600 Index*                                               19.43%
Small Company Trust Series I                                           21.76%
Small Company Trust Series II                                          21.68%
Small Company Trust Series III                                         21.60%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since inception, May 3, 2004, the Small Company Trust Series I returned +21.76%, outperforming the +19.43% return of the S&P Small Cap 600 Index.

ENVIRONMENT: 2004 marked the second straight year of positive performance for the U.S. stock market -- the first time that has happened since 1998-99. Stocks were mired in a narrow trading range for most of the year, held in check by concerns ranging from soaring oil prices and weak job growth to terrorism and a potentially contentious presidential election. However, a number of these concerns were resolved during the last three months of the year, allowing stocks to finish the year with a strong rally. Small-cap stocks led the market's advance, outpacing large-cap shares for the fifth consecutive calendar year.

Within the Trust, the Consumer Discretionary and Industrial sectors contributed the most to performance. Financial shares, led by real estate investment trusts, and Health Care stocks also contributed favorably to results. The only sector of the portfolio to decline during the year was Telecommunication Services, driven largely by the poor performance of diversified telecommunications stocks. The Information Technology sector also lagged thanks to the negative returns of semiconductor and communications equipment stocks.

OUTLOOK: As always, we will continue to seek stocks that we believe have an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

                              DYNAMIC GROWTH TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            primarily in equity securities of companies with significant capital appreciation potential, with an emphasis on medium size companies.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Samuel A. Dedio, Robert Janis
INCEPTION DATE:          May 1, 2000++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [DYNAMIC GROWTH TRUST PERFORMANCE GRAPH]

                                                               DYNAMIC GROWTH TRUST SERIES I       RUSSELL MID CAP GROWTH INDEX
                                                               -----------------------------       ----------------------------
Apr.2000                                                                   10000                              10000
                                                                            8960                               9271
Jun.2000                                                                    9616                              10255
                                                                            9032                               9606
                                                                           10009                              11054
                                                                            9416                              10514
                                                                            8816                               9794
                                                                            6081                               7666
Dec.2000                                                                    6384                               8069
                                                                            7416                               8530
                                                                            5680                               7054
                                                                            4984                               6045
                                                                            5346                               7052
                                                                            4969                               7019
Jun.2001                                                                    4616                               7023
                                                                            4352                               6549
                                                                            3975                               6075
                                                                            3342                               5070
                                                                            3558                               5603
                                                                            3783                               6207
Dec.2001                                                                    3815                               6443
                                                                            3494                               6234
                                                                            3310                               5881
                                                                            3478                               6329
                                                                            3398                               5994
                                                                            3294                               5816
Jun.2002                                                                    3085                               5174
                                                                            2813                               4671
                                                                            2813                               4655
                                                                            2700                               4284
                                                                            2773                               4617
                                                                            2861                               4978
Dec.2002                                                                    2733                               4678
                                                                            2628                               4632
                                                                            2605                               4592
                                                                            2596                               4677
                                                                            2757                               4996
                                                                            2965                               5476
Jun.2003                                                                    3013                               5555
                                                                            3149                               5753
                                                                            3301                               6070
                                                                            3221                               5952
                                                                            3446                               6432
                                                                            3494                               6604
Dec.2003                                                                    3526                               6675
                                                                            3582                               6897
                                                                            3606                               7012
                                                                            3566                               6999
                                                                            3374                               6801
                                                                            3430                               6962
Jun.2004                                                                    3542                               7073
                                                                            3334                               6604
                                                                            3286                               6523
                                                                            3406                               6766
                                                                            3534                               6996
                                                                            3695                               7357
Dec.2004                                                                    3879                               7709

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return              Cumulative Total Return
                                                                        Since         Since++                    Since
Periods Ending December 31, 2004                          1 Year      Inception      11/25/2002                Inception
Russell Mid Cap Growth Index*                             15.48%        -5.42%         23.35%                   -22.91%
Dynamic Growth Trust Series I                             10.00%       -18.36%         15.15%                   -61.21%
Dynamic Growth Trust Series II+++                         10.02%         3.23%         15.19%                     9.77%

  ++ Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Dynamic Growth Trust Series I returned +10.00%, underperforming the +15.48% return of the Russell Mid Cap Growth Index.

ENVIRONMENT: With recent economic data continuing to indicate an easing in the high growth pace of the manufacturing sector, a slowdown in job growth and an easing in consumer spending, it would appear that the U.S. economic expansion is moderating to a more sustainable and less inflationary rate of growth. Underlying income and spending trends remain positive, but recent factors such as high energy costs could adversely affect the consumer.

Both asset allocation and stock selection detracted from performance for the year. While the underweight to the Industrials sector and overweight to the Energy sector contributed to performance, the underweight to Health Care and overweight to Financials detracted. In terms of stock selection, the portfolio benefited from picks in the Financials, Materials and Consumer Discretionary sectors, but picks in Information Technology, Health Care and Industrials hurt performance.

OUTLOOK: For the year, mid-cap stocks outperformed the other size segments but most mid-cap growth managers underperformed their benchmarks primarily as a result of the outperformance of the low-beta, slow-growth and dividend-paying securities. However, with underlying economic and market factors supportive of the equity markets, investor focus should continue to shift towards institutional quality mid-cap companies with superior growth prospects.

                              MID CAP STOCK TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing at least 80% of
  POLICIES:              the portfolio's net assets in equity securities of mid-sized companies with significant capital appreciation potential.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGERS:      Michael Carmen
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[MID CAP STOCK TRUST PERFORMANCE GRAPH]

                                                                MID CAP STOCK TRUST SERIES I       RUSSELL MID CAP GROWTH INDEX
                                                                ----------------------------       ----------------------------
May1999                                                                    10104                               9871
Jun.1999                                                                   10544                              10560
                                                                           10320                              10224
                                                                            9536                              10118
                                                                            9312                              10032
                                                                            9327                              10807
                                                                            9415                              11927
Dec.1999                                                                   10080                              13992
                                                                            9680                              13989
                                                                            9880                              16930
                                                                           10536                              16947
                                                                            9544                              15301
                                                                            8816                              14186
Jun.2000                                                                    9719                              15691
                                                                            9839                              14698
                                                                           11206                              16914
                                                                           11135                              16087
                                                                           10454                              14987
                                                                            8702                              11730
Dec.2000                                                                    9680                              12348
                                                                            9928                              13053
                                                                            8648                              10795
                                                                            7392                               9250
                                                                            8433                              10792
                                                                            8472                              10742
Jun.2001                                                                    8688                              10747
                                                                            8488                              10023
                                                                            8152                               9296
                                                                            7136                               7759
                                                                            7513                               8575
                                                                            8321                               9498
Dec.2001                                                                    8616                               9860
                                                                            8560                               9540
                                                                            8120                               8999
                                                                            8664                               9686
                                                                            8352                               9173
                                                                            8200                               8899
Jun.2002                                                                    7456                               7917
                                                                            6817                               7148
                                                                            6656                               7123
                                                                            6200                               6557
                                                                            6553                               7065
                                                                            7201                               7618
Dec.2002                                                                    6672                               7158
                                                                            6680                               7088
                                                                            6592                               7026
                                                                            6752                               7157
                                                                            7352                               7644
                                                                            7913                               8379
Jun.2003                                                                    8113                               8499
                                                                            8161                               8803
                                                                            8505                               9288
                                                                            8281                               9107
                                                                            9057                               9841
                                                                            9370                              10105
Dec.2003                                                                    9496                              10215
                                                                            9744                              10553
                                                                            9911                              10730
                                                                           10000                              10709
                                                                            9664                              10407
                                                                           10056                              10652
Jun.2004                                                                   10352                              10822
                                                                            9584                              10105
                                                                            9431                               9981
                                                                            9919                              10353
                                                                           10111                              10704
                                                                           10703                              11257
Dec.2004                                                                   11304                              11796

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                      Since                          Since
Periods Ending December 31, 2004                            1 Year      5 Year      Inception         5 Year       Inception
Russell Mid Cap Growth Index*                               15.48%      -3.36%         2.96%          -15.69%        17.96%
Mid Cap Stock Trust Series I                                19.04%       2.32%         2.19%           12.14%        13.04%
Mid Cap Stock Trust Series II+++                            18.75%                     9.97%                         32.14%
Mid Cap Stock Trust Series III***                           19.04%                    22.95%                         31.44%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Mid Cap Stock Trust Series I returned +19.04%, outperforming the +15.48% return of the Russell Mid Cap Growth Index.

ENVIRONMENT: The first half of 2004 was fraught with worries about a jobless recovery, higher inflation and the Iraq war. Indeed, the combination of improving employment data and higher oil prices triggered a rise in inflation. The Federal Reserve responded by raising its target interest rate for the first time since May 2000. Equity markets remained volatile in the second half due to increasing commodity prices, a flattening yield curve and prospects for slower earnings growth. However, equity markets rebounded in the fourth quarter as U.S. political uncertainty was resolved, economic fundamentals improved and energy prices corrected. For the year, small-cap stocks bested large-cap issues again, extending their run to six consecutive years of outperformance. Within the Russell Mid Cap Growth Index, Energy and Telecommunications were among the best-performing sectors, while Information Technology posted a low single-digit return.

The greatest contributors to performance came from strong stock selection in the Industrials, Information Technology and Consumer Discretionary sectors. The combination of an underweight position in Health Care relative to the benchmark and weak security selection within that sector detracted from gains.

OUTLOOK: For 2005 and beyond, we are optimistic about the outlook for the economy, the stock market and the stocks owned in the portfolio. The economy is growing, inflation is low and consumer confidence is strong. From a corporate standpoint, profits for many companies are growing at a strong double-digit rate and a weak dollar has helped improve the competitive position of companies. We remain focused on stock picking based on detailed fundamental research.

                            NATURAL RESOURCES TRUST

INVESTMENT OBJECTIVE &   To achieve long-term total return. Under normal market
  POLICIES:              conditions, the portfolio will invest at least 80% of its
                         net assets in equity and equity-related securities of
                         natural resources-related companies worldwide. Natural
                         resource-related companies include companies that own or
                         develop energy, metals, forest products and other natural
                         resources, or supply goods and services to such companies.
                         The portfolio seeks to invest in companies that are expected to benefit from rising demand for natural resources and
                         natural resource-based products and services.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGERS:      James A. Bevilacqua
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[NATURAL RESOURCES TRUST PERFORMANCE GRAPH]

                                                                                         LIPPER NATURAL
                                        NATURAL RESOURCES        LIPPER NATURAL       RESOURCES AVG. FUNDS
                                          TRUST SERIES I      RESOURCES FUNDS INDEX      CLASSIFICATION         COMBINED INDEX
                                        -----------------     ---------------------   --------------------      --------------
Apr.2003                                      10000                   10000                  10000                  10000
                                              10688                   11165                  11118                  10767
Jun.2003                                      10880                   10945                  11003                  10983
                                              10880                   10489                  10732                  11168
                                              11689                   11199                  11511                  11819
Sep.2003                                      11649                   10931                  11299                  11715
                                              12417                   11209                  11757                  12388
                                              12921                   11389                  11982                  12597
Dec.2003                                      14400                   12725                  13353                  14207
                                              13896                   12817                  13352                  13678
                                              14711                   13537                  14063                  14340
Mar.2004                                      14863                   13587                  14086                  14416
                                              13906                   13412                  13832                  13957
                                              14224                   13328                  13834                  14301
Jun.2004                                      14819                   14275                  14731                  14812
                                              15242                   14641                  15049                  15124
                                              15210                   14454                  14861                  15166
Sep.2004                                      16710                   15986                  16243                  16262
                                              16809                   16047                  16235                  16364
                                              18105                   17464                  17603                  17687
Dec.2004                                      17902                   17211                  17327                  17480

                              PERFORMANCE TABLE**

                                                           Average Annual Total Return               Cumulative Total Return
                    NATURAL RESOURCES                                          Since                          Since
            Periods Ending December 31, 2004               1 Year            Inception                      Inception
Lipper Natural Resources Funds Index*++                     35.25%             38.51%                         72.11%
Lipper Natural Resources Avg. Funds Classification*         29.76%             39.07%                         73.27%
Combined Index*+                                            23.04%             39.80%                         74.80%
Natural Resources Trust Series I                            24.32%             42.09%                         79.02%
Natural Resources Trust Series II                           24.05%             41.81%                         78.43%
Natural Resources Trust Series III***                       24.04%             37.00%                         51.68%

  + The Combined Index is comprised of 60% MSCI World Energy Index, 30% MSCI
    World Metals & Mining Index, and 10% MSCI World Paper & Forest Products
    Index.
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.
++ Lipper Natural Resources Funds Index was added to more accurately reflect the investment objective of the Natural Resources Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Natural Resources Trust Series I returned +24.32%, outperforming the +23.04% return of its custom benchmark.

ENVIRONMENT: Oil prices started 2004 in the low-$30s per barrel and moved higher throughout the year, peaking at an all-time high in the fourth quarter. OPEC's production increase, the resumption of hurricane-delayed production in the Gulf of Mexico, and unseasonably mild U.S. winter temperatures helped prices to moderate and end 2004 in the low-$40s.

Demand far outstripped production across most of the main base metals, resulting in perhaps the most significant drawdown in physical inventory in more than 20 years. After very strong performance in 2003, gold equities managed single-digit annual gains.

Strong stock selection in Oil & Gas and to a much lesser extent in Energy Equipment & Services were the primary drivers of relative performance. Performance was also aided by underweight to Paper & Forest Products, but that was nearly offset by industry stock selection that detracted from results. Although we achieved double-digit returns from our Metals & Mining picks, the portfolio's security selection and industry overweight detracted from relative performance.

OUTLOOK: We are broadly positive long-term about the Energy sector and will use the market's volatility as an opportunity to add to the portfolio. Supply and demand fundamentals remain very favorable as the environment of little excess capacity and the constrained ability to add supply has not changed. However, in the near term, we may see more instability. The natural gas market has struggled, due primarily to warm weather. If this continues, we will use this opportunity to purchase natural gas stocks as prices further decline. Base metals benefit from very positive fundamentals and demand from Asia and North America remains strong and a number of markets continue to be in very tight supply.

                              ALL CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing the
  POLICIES:              portfolio's assets, under normal market conditions,
                         principally in common stocks of companies that are likely to benefit from new or innovative products, services or
                         processes, as well as those that have experienced
                         above-average, long-term growth in earnings and have
                         excellent prospects for future growth.
SUBADVISER:              AIM Capital Management, Inc.
PORTFOLIO MANAGERS:      Christian A. Costanzo, Robert Lloyd, Bryan A. Unterhalter,
                         Kenneth A. Zschappel
INCEPTION DATE:          March 4, 1996++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[ALL CAP GROWTH TRUST PERFORMANCE GRAPH]

                                                  ALL CAP GROWTH TRUST
                                                        SERIES I            RUSSELL 3000 GROWTH INDEX        COMBINED INDEX
                                                  --------------------      -------------------------        --------------
Feb. 1996                                                 10000                       10000                       10000
                                                          10312                       10031                       10079
                                                          10824                       10346                       10566
                                                          10976                       10726                       10781
Jun. 1996                                                 10504                       10663                       10456
                                                           9368                        9968                        9644
                                                           9904                       10272                       10166
                                                          10456                       10997                       10812
                                                          10248                       11010                       10685
                                                          10864                       11786                       11315
Dec. 1996                                                 10696                       11598                       11124
                                                          11232                       12360                       11616
                                                          10584                       12214                       11361
                                                           9984                       11535                       10719
                                                          10064                       12223                       10981
                                                          10848                       13182                       11965
Jun. 1997                                                 11448                       13703                       12297
                                                          12520                       14866                       13474
                                                          12384                       14119                       13341
                                                          13264                       14858                       14017
                                                          12544                       14273                       13314
                                                          12576                       14781                       13454
Dec. 1997                                                 12328                       14932                       13630
                                                          12320                       15316                       13385
                                                          13408                       16486                       14643
                                                          14288                       17147                       15257
                                                          14176                       17372                       15464
                                                          13720                       16807                       14829
Jun. 1998                                                 14792                       17760                       15248
                                                          14536                       17522                       14596
                                                          11592                       14776                       11809
                                                          12408                       15939                       12702
                                                          13128                       17186                       13637
                                                          14080                       18495                       14556
Dec. 1998                                                 15816                       20163                       16064
                                                          15672                       21327                       16546
                                                          14912                       20280                       15737
                                                          16224                       21324                       16614
                                                          16237                       21480                       17371
                                                          16192                       20872                       17147
Jun. 1999                                                 17304                       22306                       18344
                                                          16771                       21599                       17761
                                                          16697                       21866                       17576
                                                          16818                       21466                       17427
                                                          18050                       23012                       18774
                                                          19622                       24333                       20719
Dec. 1999                                                 22884                       26983                       22975
                                                          22488                       25790                       21959
                                                          25403                       27402                       23332
                                                          26066                       28953                       24652
                                                          24064                       27465                       23385
                                                          22601                       26012                       22148
Jun. 2000                                                 24757                       28074                       23904
                                                          24479                       26817                       22834
                                                          27713                       29270                       24923
                                                          26192                       26589                       22640
                                                          24492                       25268                       21515
                                                          19794                       21485                       18294
Dec. 2000                                                 20415                       20933                       17824
                                                          21364                       22396                       19070
                                                          18072                       18645                       15875
                                                          16046                       16641                       14169
                                                          17641                       18741                       15957
                                                          17461                       18518                       15767
Jun.2001                                                  17145                       18160                       15463
                                                          16490                       17630                       15011
                                                          15056                       16211                       13803
                                                          13168                       14526                       12369
                                                          13917                       15328                       13052
                                                          15310                       16788                       14294
Dec.2001                                                  15562                       16825                       14326
                                                          15299                       16507                       14056
                                                          14644                       15796                       13451
                                                          15530                       16397                       13962
                                                          14634                       15126                       12880
                                                          14349                       14722                       12536
Jun.2002                                                  13346                       13368                       11383
                                                          12133                       12543                       10680
                                                          12090                       12577                       10710
                                                          11173                       11297                        9620
                                                          12165                       12304                       10477
                                                          12639                       13006                       11075
Dec.2002                                                  11764                       12108                       10310
                                                          11448                       11812                       10058
                                                          11405                       11741                        9997
                                                          11553                       11957                       10181
                                                          12324                       12856                       10947
                                                          12925                       13550                       11538
Jun.2003                                                  13095                       13741                       11701
                                                          13581                       14131                       12033
                                                          14087                       14512                       12357
                                                          13612                       14341                       12212
                                                          14583                       15178                       12924
                                                          14889                       15362                       13081
Dec.2003                                                  15203                       15858                       13503
                                                          15477                       16220                       13811
                                                          15593                       16313                       13891
                                                          15330                       16040                       13658
                                                          14887                       15805                       13458
                                                          15181                       16101                       13710
Jun.2004                                                  15529                       16327                       13903
                                                          14580                       15359                       13079
                                                          14326                       15263                       12997
                                                          14728                       15463                       13167
                                                          15087                       15715                       13382
                                                          15773                       16321                       13898
Dec.2004                                                  16195                       16956                       14439

                              PERFORMANCE TABLE**

                                                         Average Annual Total Return                     Cumulative Total Return
                                                                        Since          Since++                          Since
Periods Ending December 31, 2004              1 Year      5 Year      Inception      May 1, 1999         5 Year       Inception
Russell 3000 Growth Index*                     6.93%      -8.87%         6.16%          -4.09%           -37.15%         69.56%
Combined Index*+                               6.93%      -8.87%         4.25%          -3.21%           -37.15%         44.39%
All Cap Growth Trust Series I                  6.52%      -6.68%         5.61%          -0.05%           -29.23%         61.95%
All Cap Growth Trust Series II+++              6.33%                     1.83%                                            5.45%
All Cap Growth Trust Series III***             6.52%                    10.32%                                           13.87%

  + The Combined Index is a blend of the Russell Mid Cap Growth Index since inception until November 30, 1999, and the performance of the Russell 3000 Growth Index from December 1, 1999 and thereafter.
  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the All Cap Growth Trust Series I returned +6.52%, underperforming the +6.93% return of the Combined Index.

ENVIRONMENT: As the country focused on election year politics and instability in Iraq, the equity markets posted gains, and the U.S. economy grew at a healthy pace. Following a swift and decisive conclusion to the presidential election, the markets surged, after posting only modest gains in the months prior. The economy grew 4% in the third quarter and estimates for fourth-quarter growth have ranged between 3-4%. Corporate profits have strengthened significantly, and the labor market has solidified. While there is some concern about the viability of the consumer and another spike in oil prices, many indicators point to economic health. In response to these factors, the Federal Reserve raised interest rates by a total of 1.25 percentage points in 2004, bringing the federal funds rate to 2.25% by year end.

The Trust excelled in relative performance in the Materials and Energy sectors due to superior stock selection in the Materials sector, and an overweight position in the Energy sector. The chemicals industry added the most to relative performance within Materials during the period, while the oil and gas industry boosted relative sector performance among Energy stocks. The Trust's absolute performance was helped most by the Industrials sector, particularly the machinery industry.

The Consumer Discretionary sector underperformed relative to the benchmark due to stock selection and an overweight securities position. The media industry detracted the most from relative performance within the sector.

OUTLOOK: We remain optimistic toward cyclical industries, such as Basic Materials, Energy, Industrials and some select Technology stocks, as growing business profits fuel capital spending in these areas. We believe modest returns are possible for the coming year and are cautiously optimistic as inflation and interest rates are expected to rise.

                         STRATEGIC OPPORTUNITIES TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing the portfolio's
  POLICIES:              assets primarily in common stocks of U.S. issuers or
                         securities convertible into, or that carry the right to buy, common stocks. Although current income is a secondary
                         objective, growth of income may accompany growth of capital.
SUBADVISER:              Fidelity(R) Management & Research Company
PORTFOLIO MANAGERS:      Jason Weiner, CFA
INCEPTION DATE:          June 18, 1985#

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [STRATEGIC OPPORTUNITIES TRUST PERFORMANCE GRAPH]

                                                 STRATEGIC OPPORTUNITIES
                                                     TRUST SERIES I               S&P 500 INDEX              COMBINED INDEX
                                                 -----------------------          -------------              --------------
Dec.1994                                                  10000                       10000                       10000
                                                           9925                       10260                       10205
                                                          10321                       10658                       10734
                                                          10716                       10974                       11041
                                                          11209                       11293                       11207
                                                          11628                       11739                       11576
                                                          12555                       12015                       11965
                                                          13558                       12415                       12546
                                                          13702                       12448                       12738
                                                          14121                       12970                       13025
                                                          14073                       12925                       12734
                                                          14424                       13493                       13367
Dec.1995                                                  14280                       13743                       13445
                                                          14644                       14216                       13729
                                                          14988                       14352                       14051
                                                          15132                       14490                       14254
                                                          15661                       14703                       14658
                                                          16147                       15082                       14880
                                                          15843                       15144                       14656
                                                          14850                       14470                       13749
                                                          15396                       14777                       14404
                                                          16208                       15607                       15115
                                                          16360                       16035                       15236
                                                          17270                       17252                       16165
Dec.1996                                                  17156                       16914                       16000
                                                          18171                       17964                       16598
                                                          17466                       18110                       16573
                                                          16375                       17357                       15869
                                                          17080                       18393                       16263
                                                          18346                       19522                       17450
                                                          18926                       20393                       18021
                                                          20306                       22012                       19524
                                                          19962                       20788                       19312
                                                          20895                       21927                       20414
                                                          19647                       21194                       19620
                                                          20019                       22176                       20087
Dec.1997                                                  20457                       22557                       20641
                                                          20400                       22807                       20252
                                                          22028                       24452                       21835
                                                          23083                       25704                       22871
                                                          23219                       25963                       22928
                                                          22576                       25517                       22219
                                                          22851                       26553                       22526
                                                          21933                       26270                       21452
                                                          18108                       22472                       18021
                                                          18729                       23912                       19187
                                                          20407                       25857                       20495
                                                          21349                       27424                       21466
Dec.1998                                                  22383                       29004                       22725
                                                          22325                       30217                       22686
                                                          21463                       29278                       21931
                                                          22141                       30449                       22618
                                                          24884                       31629                       24289
                                                          24962                       30882                       24219
                                                          26279                       32596                       25074
                                                          25312                       31578                       24385
                                                          24647                       31422                       23754
                                                          24045                       30561                       22919
                                                          24228                       32494                       24005
                                                          25677                       33155                       24695
Dec.1999                                                  28589                       35108                       26868
                                                          27256                       33344                       25979
                                                          29644                       32713                       27976
                                                          30702                       35913                       29578
                                                          28722                       34833                       28178
                                                          27286                       34118                       27431
                                                          28326                       34959                       28243
                                                          27745                       34412                       27926
                                                          30450                       36550                       30602
                                                          28602                       34620                       30166
                                                          28081                       34474                       29700
                                                          24720                       31756                       27027
Dec.2000                                                  26767                       31911                       29084
                                                          28156                       33043                       29553
                                                          25971                       30031                       27754
                                                          24137                       28128                       26032
                                                          26773                       30314                       28258
                                                          26270                       30517                       28485
                                                          26522                       29774                       27960
                                                          25570                       29481                       27499
                                                          23292                       27636                       25876
                                                          19271                       25404                       23593
                                                          20383                       25889                       24142
                                                          22053                       27875                       26001
Dec.2001                                                  22681                       28119                       26367
                                                          21443                       27708                       26037
                                                          21102                       27174                       25504
                                                          22520                       28196                       26623
                                                          21372                       26487                       25226
                                                          20403                       26292                       24934
                                                          17371                       24418                       23139
                                                          15452                       22515                       21299
                                                          15165                       22663                       21400
                                                          13424                       20200                       19151
                                                          14249                       21978                       20676
                                                          15254                       23272                       21893
Dec.2002                                                  13890                       21903                       20606
                                                          13711                       21329                       20066
                                                          13316                       21009                       19765
                                                          13100                       21213                       19957
                                                          14499                       22961                       21601
                                                          15558                       24171                       22740
                                                          15665                       24481                       23031
                                                          15863                       24912                       23436
                                                          16221                       25397                       23893
                                                          15863                       25128                       23640
                                                          16778                       26550                       24978
                                                          16796                       26784                       25198
Dec. 2003                                                 17478                       28189                       26519
                                                          17856                       28707                       27007
                                                          17963                       29106                       27382
                                                          17855                       28667                       26969
                                                          17368                       28217                       26546
                                                          17764                       28603                       26909
                                                          18266                       29158                       27431
                                                          17152                       28193                       26523
                                                          16972                       28306                       26629
                                                          17600                       28611                       26917
                                                          17852                       29049                       27329
                                                          19019                       30226                       28436
Dec. 2004                                                 19633                       31253                       29402

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                     Cumulative Total Return
                                                                         Since++        Since                             Since
Periods Ending December 31, 2004          1 Year   5 Year   10 Year   Dec 13, 1991    Inception      5 Year   10 Year   Inception
S&P 500 Index*                            10.87%   -2.30%    12.07%       11.55%                     -10.98%  212.53%
Combined Index++*                         10.87%    1.82%    11.39%       11.71%                       9.43%  194.02%
Strategic Opportunities Trust Series I    12.32%   -7.24%     6.98%        7.30%                     -31.33%   96.33%
Strategic Opportunities Trust Series
  II+++                                   12.39%                                        -3.16%                           -8.98%

  # Current subadviser assignment became effective December 13, 1991.
 ++ The Combined Index represents the performance of the Russell Mid Cap Index from inception to April 30, 2001 and the Russell 3000 Index from May 1, 2001 through October 2002, and the performance of the S&P 500 Index thereafter. The Combined Index was prepared by the Advisor using Ibbotson Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Strategic Opportunities Trust Series I returned +12.32%, outperforming the +10.87% return of the S&P 500 Index.

ENVIRONMENT: For the year, U.S. stock markets posted back-to-back yearly gains for the first time since 1999. Small-cap stocks outperformed large caps, and value outperformed growth. All sectors finished in positive territory, with high oil prices boosting Energy stocks to the top, followed by Utilities. The worst-performing sectors were Health Care and Technology. International stocks, helped by the weakness of the dollar, finished ahead of U.S. markets. Emerging markets were the best-performing foreign markets for the second consecutive year, led by Latin America, which was boosted by strong commodity prices. Investment-grade bonds trailed both stocks and high yield for the year.

Against this backdrop, the Trust beat the S&P 500 Index. The portfolio achieved the largest gains from smart choices in the technology hardware and equipment group. Additionally, we owned two standouts in the software and services area. The portfolio also added value in the Materials sector, where strong contributions came from both Brazilian and Australian iron ore mining companies that have benefited from rising demand from China. Hurting performance the most were stocks from the media industry, which were hampered during the year by a slow advertising recovery. Underweighting the Energy sector also detracted from the one-year return.

                            FINANCIAL SERVICES TRUST

INVESTMENT OBJECTIVE     To achieve growth of capital by investing primarily in
  & POLICIES:            common stock of financial services companies. During normal market conditions, at least 80% of the portfolio's net
                         assets are invested in companies that are principally
                         engaged in financial services. A company is "principally
                         engaged" in financial services if it owns financial
                         services-related assets constituting at least 50% of the
                         value of its total assets, or if at least 50% of its
                         revenues are derived from its provision of financial
                         services.
SUBADVISER:              Davis Advisors
PORTFOLIO MANAGERS:      Christopher C. Davis and Kenneth C. Feinberg
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[FINANCIAL SERVICES TRUST PERFORMANCE GRAPH]

                                                FINANCIAL SERVICES TRUST    LIPPER FINANCIAL SERVICES   LIPPER FINANCIAL SERVICES
                                                        SERIES I                   FUNDS INDEX          AVG. FUNDS CLASSIFICATION
                                                ------------------------    -------------------------   -------------------------
Apr.2001                                                  10000                       10000                       10000
                                                          10328                       10400                       10422
Jun.2001                                                  10008                       10397                       10512
                                                           9728                       10274                       10439
                                                           9264                        9771                        9990
Sep.2001                                                   8472                        9265                        9410
                                                           8432                        9006                        9175
                                                           9024                        9626                        9757
Dec.2001                                                   9307                        9910                       10037
                                                           8978                        9889                        9967
                                                           8915                        9854                        9942
Mar.2002                                                   9307                       10376                       10531
                                                           9187                       10281                       10561
                                                           9163                       10307                       10574
Jun.2002                                                   8443                        9823                       10123
                                                           7739                        9118                        9361
                                                           7875                        9355                        9546
Sep.2002                                                   7146                        8352                        8503
                                                           7514                        8794                        9052
                                                           7979                        9119                        9385
Dec.2002                                                   7642                        8721                        9012
                                                           7474                        8561                        8852
                                                           7314                        8336                        8617
Mar.2003                                                   7226                        8287                        8556
                                                           7923                        9083                        9532
                                                           8516                        9664                       10112
Jun.2003                                                   8741                        9738                       10166
                                                           8885                       10136                       10576
                                                           8973                       10189                       10571
Sep.2003                                                   8997                       10239                       10643
                                                           9518                       10993                       11425
                                                           9671                       11098                       11532
Dec.2003                                                  10208                       11510                       12029
                                                          10514                       11870                       12430
                                                          10843                       12201                       12758
Mar.2004                                                  10706                       12077                       12657
                                                          10270                       11434                       11985
                                                          10480                       11650                       12225
Jun.2004                                                  10440                       11745                       12312
                                                          10086                       11484                       12018
                                                          10207                       11782                       12364
Sep.2004                                                  10344                       11909                       12453
                                                          10513                       12086                       12635
                                                          10955                       12601                       13167
Dec.2004                                                  11268                       13119                       13688

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return              Cumulative Total Return
                                                                                 Since                         Since
Periods Ending December 31, 2004                             1 Year            Inception                     Inception
Lipper Financial Services Funds Index*+                       13.98%              7.69%                        31.19%
Lipper Financial Services Avg. Funds Classification*          13.79%              8.94%                        36.88%
Financial Services Trust Series I                             10.38%              3.31%                        12.68%
Financial Services Trust Series II+++                         10.09%              7.03%                        22.04%
Financial Services Trust Series III***                        10.11%             17.84%                        24.26%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.
  + Lipper Financial Services Funds Index was added to more accurately reflect the investment objective of the Financial Services Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Financial Services Trust Series I returned +10.38%, underperforming the +13.98% return of the Lipper Financial Services Funds Index.

ENVIRONMENT: The Financial Services sector as a whole kept pace with the S&P 500 Index, neither outperforming nor underperforming the index by a significant margin. The specific financial service companies that the portfolio owned slightly underperformed the majority of financial services companies in the Index. The portfolio also makes strategic investments in non-financial companies. These companies as a group were strong contributors to both relative and absolute performance. In the strong bull market, cash holdings were a drag on relative performance.

OUTLOOK: We continue to believe that long-term demographics favor financial services companies. The portfolio's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. After a strong year such as we enjoyed in 2004, we caution investors not to be overly optimistic. We are strong supporters of long-term buy-and-hold investing.

                           INTERNATIONAL STOCK TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital. Under normal market
  POLICIES:              conditions, the International Stock Trust invests at least
                         80% of its net assets in common stocks. The portfolio
                         primarily invests in the countries that make up the MSCI
                         EAFE Index. The MSCI EAFE Index tracks stocks in Australia,
                         Austria, Belgium, Denmark, Finland, France, Germany, Hong
                         Kong, Ireland, Italy, Japan, the Netherlands, New Zealand,
                         Norway, Portugal, Singapore, Spain, Sweden, Switzerland and
                         the United Kingdom. At least 50% of the portfolio's assets will be invested in securities that are represented in the
                         MSCI EAFE Index. However, the portfolio may invest up to 50%
                         of its total assets in non-Index securities of companies
                         located in the countries that make up the Index.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Matthias Kerr, Alex Tedder and Sangita Uberoi
INCEPTION DATE:          January 1, 1997+

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[INTERNATIONAL STOCK TRUST PERFORMANCE GRAPH]

                                                            INTERNATIONAL STOCK TRUST SERIES I           MSCI EAFE INDEX
                                                            ----------------------------------           ---------------
Dec. 1996                                                                  10000                              10000
                                                                            9929                               9652
                                                                           10026                               9813
                                                                           10018                               9850
                                                                           10097                               9905
                                                                           10733                              10552
Jun. 1997                                                                  11183                              11136
                                                                           11474                              11319
                                                                           10424                              10476
                                                                           11086                              11065
                                                                           10247                              10217
                                                                           10229                              10115
Dec. 1997                                                                  10264                              10206
                                                                           10604                              10675
                                                                           11221                              11363
                                                                           11615                              11715
                                                                           11696                              11810
                                                                           11642                              11756
Jun. 1998                                                                  11651                              11847
                                                                           11803                              11970
                                                                           10300                              10490
                                                                           10067                              10171
                                                                           10962                              11234
                                                                           11437                              11812
Dec. 1998                                                                  11650                              12281
                                                                           11497                              12248
                                                                           11228                              11959
                                                                           11677                              12461
                                                                           12058                              12968
                                                                           11448                              12303
Jun. 1999                                                                  11888                              12785
                                                                           12067                              13169
                                                                           12175                              13220
                                                                           12228                              13356
                                                                           12659                              13860
                                                                           13466                              14345
Dec. 1999                                                                  15112                              15633
                                                                           14240                              14642
                                                                           14995                              15039
                                                                           15161                              15625
                                                                           14291                              14806
                                                                           13769                              14448
Jun. 2000                                                                  14439                              15016
                                                                           13966                              14390
                                                                           14271                              14518
                                                                           13385                              13814
                                                                           12853                              13490
                                                                           12184                              12987
Dec. 2000                                                                  12608                              13451
                                                                           12727                              13444
                                                                           11654                              12437
                                                                           10758                              11614
                                                                           11626                              12428
                                                                           11120                              11999
Jun. 2001                                                                  10666                              11513
                                                                           10408                              11305
                                                                           10129                              11021
                                                                            9077                               9907
                                                                            9325                              10161
                                                                            9696                              10535
Dec. 2001                                                                   9892                              10599
                                                                            9417                              10037
                                                                            9500                              10107
                                                                            9984                              10659
                                                                            9921                              10736
                                                                            9911                              10882
Jun. 2002                                                                   9507                              10453
                                                                            8430                               9422
                                                                            8367                               9403
                                                                            7394                               8395
                                                                            7901                               8847
                                                                            8026                               9250
Dec. 2002                                                                   7747                               8939
                                                                            7291                               8566
                                                                            7033                               8370
                                                                            6960                               8212
                                                                            7541                               9027
                                                                            7978                               9582
Jun. 2003                                                                   8051                               9818
                                                                            8384                              10058
                                                                            8551                              10303
                                                                            8832                              10623
                                                                            9353                              11286
                                                                            9457                              11538
Dec. 2003                                                                  10093                              12440
                                                                           10300                              12617
                                                                           10529                              12910
                                                                           10487                              12988
                                                                           10142                              12705
                                                                           10132                              12760
Jun. 2004                                                                  10184                              13045
                                                                            9965                              12623
                                                                            9996                              12682
                                                                           10311                              13015
                                                                           10574                              13460
                                                                           11236                              14383
Dec. 2004                                                                  11666                              15016

                              PERFORMANCE TABLE**

                                                         Average Annual Total Return                      Cumulative Total Return
                                                                       Since           Since+                            Since
Periods Ending December 31, 2004             1 Year      5 Year      Inception      Nov 25, 2002          5 Year       Inception
MSCI EAFE Index*                             20.70%      -0.80%         5.21%           26.18%             -3.95%        50.16%
International Stock Trust Series I           15.59%      -5.04%         1.95%           19.80%            -22.80%        16.66%
International Stock Trust Series II+++       15.35%                     4.49%           19.67%                           13.76%
International Stock Trust Series III***      15.31%                    23.84%                                            32.71%

  + Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the International Stock Trust Series I returned +15.59%, underperforming the +20.70% return of the MSCI EAFE Index.

ENVIRONMENT: 2004 was the second consecutive year that international index returns comfortably beat domestic index returns. But the performance was heavily tilted to value equities. To highlight this, the Utilities sector (+34%) was the best performer in the Index by a wide margin. The next best performing sector was Energy (+25%). Both of these sectors tend not to focus on growth stocks. Conversely, the worst performing sectors were Information Technology (+7%) and Health Care (+15%).

The minor countries within the Index, such as Austria (+72%), Norway (+55%), Greece (+46%) and Belgium (+45%), outpaced the majors, including Switzerland (+16%), Japan (+16%) and Germany (+17%). We had expected Asian countries as a whole to do well in 2004; in underlying terms this was correct, but the currency link to the U.S. dollar meant that the region as a whole actually underperformed the Index.

An overweight in Consumer Discretionary stocks contributed positively to performance, as the portfolio held names which had some aspect of pricing power, or strong brand niche. Second best contributor was Materials, which rose on unprecedented demand from China's infrastructure build out. The Trust was underweight the sector but benefited from strong stock selection. Industrials were the greatest detractor from stock selection, and an overweight in Energy hurt, towards the latter half of the year as oil prices retreated.

OUTLOOK: After a four-year bull run for value stocks, these now trade at a premium to their growth equivalents. We believe that 2005 will be an excellent year for EAFE Growth stocks.

                                      xviii

                                 OVERSEAS TRUST

INVESTMENT OBJECTIVE     To achieve growth of capital by investing at least 80% of
  & POLICIES:            the portfolio's assets in non-U.S. securities (primarily
                         common stocks).
SUBADVISER:              Fidelity(R) Management & Research Company
PORTFOLIO MANAGERS:      Richard R. Mace Jr.
INCEPTION DATE:          January 9, 1995++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[OVERSEAS TRUST PERFORMANCE GRAPH]

                                                                  OVERSEAS TRUST SERIES I                MSCI EAFE INDEX
                                                                  -----------------------                ---------------
Dec. 1994                                                                  10000                              10000
                                                                            9820                               9618
                                                                            9620                               9593
                                                                           10060                              10194
                                                                           10390                              10581
                                                                           10190                              10457
Jun. 1995                                                                  10010                              10276
                                                                           10480                              10918
                                                                           10200                              10505
                                                                           10270                              10713
                                                                           10080                              10428
                                                                           10280                              10721
Dec. 1995                                                                  10698                              11155
                                                                           10810                              11203
                                                                           10790                              11243
                                                                           10984                              11485
                                                                           11187                              11821
                                                                           11177                              11606
Jun. 1996                                                                  11320                              11675
                                                                           11054                              11336
                                                                           11167                              11363
                                                                           11453                              11668
                                                                           11545                              11551
                                                                           11955                              12013
Dec. 1996                                                                  12047                              11862
                                                                           11791                              11449
                                                                           11883                              11639
                                                                           11976                              11685
                                                                           11983                              11749
                                                                           12485                              12516
Jun. 1997                                                                  12912                              13209
                                                                           13054                              13426
                                                                           12278                              12426
                                                                           12715                              13124
                                                                           11993                              12119
                                                                           11829                              11998
Dec. 1997                                                                  12037                              12106
                                                                           12387                              12662
                                                                           13196                              13478
                                                                           13786                              13896
                                                                           14015                              14008
                                                                           13809                              13944
Jun. 1998                                                                  13602                              14053
                                                                           13682                              14199
                                                                           11352                              12442
                                                                           10778                              12064
                                                                           12064                              13325
                                                                           12672                              14011
Dec. 1998                                                                  13006                              14567
                                                                           13225                              14528
                                                                           12834                              14185
                                                                           13558                              14781
                                                                           13949                              15382
                                                                           13190                              14593
Jun. 1999                                                                  13765                              15165
                                                                           14270                              15620
                                                                           14454                              15681
                                                                           14547                              15843
                                                                           15236                              16440
                                                                           16420                              17015
Dec. 1999                                                                  18274                              18549
                                                                           17115                              17373
                                                                           17999                              17844
                                                                           18240                              18540
                                                                           17072                              17568
                                                                           16461                              17143
Jun. 2000                                                                  17246                              17817
                                                                           16424                              17074
                                                                           16997                              17226
                                                                           16025                              16390
                                                                           15252                              16007
                                                                           14679                              15410
Dec. 2000                                                                  14853                              15960
                                                                           14966                              15952
                                                                           13806                              14757
                                                                           13132                              13780
                                                                           14088                              14746
                                                                           13677                              14238
Jun. 2001                                                                  13089                              13661
                                                                           12623                              13414
                                                                           12047                              13077
                                                                           10856                              11755
                                                                           11212                              12056
                                                                           11759                              12501
Dec. 2001                                                                  11720                              12575
                                                                           11118                              11908
                                                                           11337                              11992
                                                                           11925                              12647
                                                                           11890                              12738
                                                                           12138                              12911
Jun. 2002                                                                  11395                              12402
                                                                           10156                              11179
                                                                           10032                              11156
                                                                            8959                               9961
                                                                            9358                              10497
                                                                            9881                              10975
Dec. 2002                                                                   9207                              10606
                                                                            8835                              10164
                                                                            8601                               9931
                                                                            8243                               9743
                                                                            8939                              10710
                                                                            9672                              11368
Jun. 2003                                                                  10142                              11649
                                                                           10640                              11934
                                                                           11055                              12225
                                                                           11359                              12604
                                                                           12160                              13390
                                                                           12368                              13690
Dec. 2003                                                                  13240                              14760
                                                                           13530                              14970
                                                                           13779                              15318
                                                                           13987                              15410
                                                                           13482                              15074
                                                                           13260                              15140
Jun. 2004                                                                  13219                              15478
                                                                           12649                              14977
                                                                           12733                              15047
                                                                           13038                              15443
                                                                           13414                              15970
                                                                           14303                              17065
Dec. 2004                                                                  14804                              17815

                              PERFORMANCE TABLE**

                                                        Average Annual Total Return                     Cumulative Total Return
                                                                       Since          Since++                          Since
Periods Ending December 31, 2004            1 Year       5 Year      Inception      May 1, 1999         5 Year       Inception
MSCI EAFE Index*                             20.70%      -0.80%         5.94%          2.62%             -3.95%        78.15%
Overseas Trust Series I                      11.79%      -4.12%         4.01%          1.07%            -18.99%        48.04%
Overseas Trust Series II+++                  11.56%                     9.56%                                          30.69%
Overseas Trust Series III***                 11.49%                    21.57%                                          29.49%

 ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Overseas Trust Series I returned +11.79%, underperforming the +20.70% return of the MSCI EAFE Index.

ENVIRONMENT: For the year, most of the world's major stock markets posted gains, as many foreign economies rebounded and grew alongside the rally in the U.S. market. Encouraged by better-than-expected corporate earnings and improved economic indicators, equity markets around the world continued to deliver broad-based gains. Of the 21 national market constituents of the MSCI EAFE Index, 20 posted positive total returns when measured in their local currencies.

In this environment, the Trust underperformed the MSCI EAFE Index. An overweighted position in the Information Technology sector detracted the most from the portfolio's relative return, as semiconductor stocks were the worst performers during the period. Financial holdings also detracted significantly, mostly due to an overweighting in underperforming Japanese brokers. An underweight in the Utilities arena further undermined the Trust's return. Conversely, performance was helped the most by overweight positions in the Energy and Telecommunication Services sectors.

                         INTERNATIONAL SMALL CAP TRUST

INVESTMENT OBJECTIVE     To seek to achieve long-term capital appreciation. Under
  & POLICIES:            normal market conditions, the portfolio will invest at least
                         80% of its net assets in securities issued by foreign
                         companies which have total stock market capitalizations or annual revenues of $2 billion or less (small company
                         securities). The portfolio invests primarily in the common stock of smaller companies outside the United States.
SUBADVISER:              Templeton Investment Counsel, Inc.
PORTFOLIO MANAGERS:      Tucker Scott, Cindy L. Sweeting
INCEPTION DATE:          March 4, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[INTERNATIONAL SMALL CAP TRUST PERFORMANCE GRAPH]

                                        INTERNATIONAL SMALL     MSCI WORLD EX U.S.    CITIGROUP GLOBAL EX
                                         CAP TRUST SERIES I           INDEX                  U.S.A.             COMBINED INDEX
                                        -------------------     ------------------    -------------------       --------------
                                               10000                  10000                  10000                  10000
Mar. 1996                                      10048                  10214                  10211                  10214
                                               10344                  10519                  10745                  10519
                                               10576                  10342                  10635                  10342
Jun. 1996                                      10624                  10389                  10621                  10389
                                               10240                  10087                  10181                  10087
                                               10304                  10128                  10315                  10128
                                               10424                  10405                  10411                  10405
                                               10632                  10339                  10400                  10339
                                               10832                  10767                  10616                  10767
Dec. 1996                                      10920                  10621                  10429                  10621
                                               11033                  10292                  10403                  10292
                                               11298                  10451                  10637                  10451
                                               11257                  10464                  10429                  10464
                                               10998                  10531                  10269                  10531
                                               11496                  11228                  10834                  11228
Jun. 1997                                      11641                  11830                  11087                  11830
                                               11601                  12050                  10953                  12050
                                               11143                  11165                  10352                  11165
                                               11560                  11794                  10429                  11794
                                               11086                  10907                   9781                  10907
                                               11151                  10788                   9156                  10788
Dec. 1997                                      11006                  10893                   8897                  10893
                                               11255                  11360                   9069                  11360
                                               11801                  12102                   9797                  12102
                                               12476                  12503                  10187                  12503
                                               12827                  12603                  10224                  12603
                                               13359                  12540                  10034                  12540
Jun. 1998                                      13383                  12610                   9570                  12610
                                               13383                  12695                   9374                  12695
                                               11514                  11076                   7986                  11076
                                               10853                  10763                   7955                  10763
                                               11328                  11887                   8593                  11887
                                               11804                  12492                   8907                  12492
Dec. 1998                                      12311                  12974                   9015                  12974
                                               12738                  12980                   8890                  12980
                                               12125                  12656                   8754                  12656
                                               12681                  13188                   9390                  13188
                                               13210                  13756                  10218                  13756
                                               12749                  13064                  10009                  13064
Jun. 1999                                      13322                  13578                  10642                  13578
                                               13831                  13972                  10892                  13972
                                               13945                  14015                  11081                  14015
                                               14349                  14170                  10964                  14170
                                               15036                  14720                  10894                  14720
                                               18819                  15238                  11154                  15238
Dec. 1999                                      22767                  16642                  11753                  16642
                                               23730                  15634                  11770                  15634
                                               30870                  16080                  12068                  16080
                                               26400                  16743                  12125                  16743
                                               21561                  15878                  11247                  15878
                                               19565                  15496                  11050                  15496
Jun. 2000                                      20764                  16170                  11729                  16170
                                               19958                  15555                  11267                  15555
                                               21198                  15761                  11604                  15761
                                               20009                  14948                  11006                  14948
                                               18022                  14543                  10194                  14543
                                               15926                  13961                   9834                  13961
Dec. 2000                                      16128                  14453                  10075                  14453
                                               15970                  14480                  10406                  14480
                                               14879                  13334                  10133                  13334
                                               13100                  12436                   9430                  12436
                                               13641                  13309                   9959                  13309
                                               13276                  12881                  10050                  12881
Jun. 2001                                      12667                  12361                   9768                  12361
                                               11693                  12145                   9371                  12145
                                               11398                  11823                   9384                  11823
                                                9834                  10633                   8212                  10633
                                               10267                  10893                   8512                  10893
                                               11212                  11322                   8923                  11322
Dec. 2001                                      11113                  11395                   9093                  11395
                                               11172                  10817                   9051                  10817
                                               10936                  10883                   9177                  10883
                                               11556                  11467                   9714                  11467
                                               11458                  11542                   9946                  11542
                                               11842                  11703                  10213                  11703
Jun. 2002                                      11390                  11231                   9771                  11231
                                               10494                  10116                   9115                  10116
                                               10238                  10103                   9050                  10103
                                                9156                   9034                   8266                   9034
                                                9550                   9509                   8334                   9509
                                                9806                   9948                   8638                   9948
Dec. 2002                                       9254                   9628                   8599                   9628
                                                9156                   9262                   8606                   9262
                                                9087                   9080                   8514                   9080
                                                8871                   8912                   8409                   8912
                                                9598                   9778                   9021                   9777
                                               10247                  10393                   9796                  10617
Jun. 2003                                      10798                  10651                  10297                  11159
                                               11456                  10898                  10688                  11583
                                               12184                  11181                  11356                  12307
                                               12527                  11519                  11929                  12929
                                               13422                  12241                  12805                  13878
                                               13579                  12520                  12864                  13942
Dec. 2003                                      14316                  13481                  13690                  14837
                                               14896                  13670                  14224                  15416
                                               15426                  13987                  14740                  15975
                                               15199                  14062                  15312                  16595
                                               14793                  13706                  14680                  15910
                                               14912                  13783                  14468                  15681
Jun. 2004                                      15374                  14107                  15005                  16262
                                               14773                  13678                  14501                  15716
                                               14842                  13739                  14700                  15931
                                               15285                  14141                  15258                  16537
                                               15590                  14651                  15721                  17038
                                               16644                  15629                  16955                  18375
Dec. 2004                                      17359                  16289                  17795                  19286

                              PERFORMANCE TABLE**

                                                        Average Annual Total Return                     Cumulative Total Return
                                                                       Since          Since#                           Since
Periods Ending December 31, 2004             1 Year      5 Year      Inception      May 1, 2003         5 Year       Inception
MSCI World ex U.S. Index*                    20.84%      -0.43%         5.68%          35.84%            -2.12%        62.89%
Citigroup Global ex U.S. < $2 billion
  Index++*                                   29.99%       8.65%         6.74%                            51.41%        77.95%
Combined Index+*                             29.99%       2.99%         7.72%                            15.89%        92.86%
International Small Cap Trust Series I       21.23%      -5.28%         6.45%          42.29%           -23.75%        73.59%
International Small Cap Trust Series II+++   21.03%                    16.14%          42.03%                          55.05%
International Small Cap Trust Series III***  20.98%                    28.12%                                          38.81%

  + The Combined Index was added to more accurately reflect the investment objective of the International Small Cap Trust. The Combined Index is a blend of the MSCI World ex US Index from inception through May 31, 2003 and the Citigroup Global ex US < $2 billion Index from June 1, 2003 and thereafter.
 ++ The Citigroup Global ex US < $2 billion Index was added to more accurately reflect the investment objective of the International Small Cap Trust.
  # Current subadviser assignment became effective May 1, 2003.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.
                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the International Small Cap Trust Series I returned +21.23%, underperforming the +29.99 return of the Citigroup Global ex-US < $2 billion Index.

ENVIRONMENT: After strong performance in 2003, non-U.S. equities continued to benefit during the first quarter of 2004 from abundant liquidity, unusually low interest rates and investor optimism about a global economic recovery. In the second quarter, international stocks were pressured by inflation threats in the U.S. and China, rising oil prices and terrorism concerns. This poor performance continued throughout most of the third quarter until a late rally allowed the markets to recover most of their losses. The fourth quarter saw a rebound as falling oil prices, the resolution of the U.S. elections, and positive macroeconomic trends combined to improve investor sentiment.

Overall, the primary contributor to the portfolio's underperformance during the year relative to its benchmark was a significant underweight position in Japan, where we had difficulty identifying undervalued stocks. Another factor that hurt our performance during the period was our exposure to the U.S. dollar. This exposure was created by an above-average cash position and significantly overweight holdings in Hong Kong. Our cash position averaged 11% of the portfolio over the period, as we entered our buy orders with strict price limits. In a rising market environment coupled with low interest rates and a depreciating U.S. dollar, the cash position hindered performance.

OUTLOOK: Looking forward, we are cautiously optimistic regarding the prospects for the international equity markets. Recent data suggest that the global economic recovery is still underway. In addition, global inflation and interest rates have remained low on a historical basis, the outlook for corporate profits is still strong, and balance sheets are now in much better shape than they have been in years. Many companies have taken advantage of the low interest-rate environment to pay or restructure their debt. They also have become more prudent about their use of cash and have accumulated large balances. As a result, these companies are now in a position either to increase dividends, buy back shares, increase capital spending, or acquire other companies.

Overall, we believe the economic and corporate framework has remained positive for equity markets. However, at this stage in the economic cycle (the current recovery is about three and a half years old), it should not be surprising to see a pause. We continue to focus our efforts on identifying individual companies we believe have the potential to generate favorable longer-term returns. We are confident that regardless of the macroeconomic climate we might encounter in 2005, we should continue to find "bargain" security opportunities.

                           INTERNATIONAL VALUE TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            primarily in equity securities of companies located outside the United States, including those in emerging markets.
SUBADVISER:              Templeton(R) Investment Counsel, Inc.
PORTFOLIO MANAGERS:      Antonio C. Docal, Tucker Scott & Cindy L. Sweeting
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[INTERNATIONAL VALUE TRUST PERFORMANCE GRAPH]

                                                            INTERNATIONAL VALUE TRUST SERIES I           MSCI EAFE INDEX
                                                            ----------------------------------           ---------------
Apr.1999                                                                   10000                              10000
                                                                            9504                               9487
Jun.1999                                                                    9920                               9859
                                                                            9840                              10155
                                                                            9743                              10194
                                                                            9519                              10299
                                                                            9447                              10688
                                                                            9623                              11062
Dec.1999                                                                   10384                              12055
                                                                            9728                              11291
                                                                            9703                              11597
                                                                           10143                              12049
                                                                            9704                              11418
                                                                            9752                              11141
Jun.2000                                                                   10316                              11579
                                                                           10155                              11096
                                                                           10171                              11195
                                                                            9632                              10652
                                                                            9302                              10403
                                                                            9229                              10015
Dec.2000                                                                    9713                              10373
                                                                            9826                              10369
                                                                            9471                               9592
                                                                            8730                               8957
                                                                            9375                               9585
                                                                            9317                               9255
Jun.2001                                                                    9126                               8880
                                                                            8935                               8719
                                                                            8860                               8500
                                                                            7740                               7641
                                                                            7989                               7836
                                                                            8553                               8126
Dec.2001                                                                    8745                               8173
                                                                            8463                               7739
                                                                            8529                               7794
                                                                            9068                               8220
                                                                            9048                               8279
                                                                            9257                               8391
Jun.2002                                                                    8722                               8060
                                                                            7744                               7265
                                                                            7735                               7251
                                                                            6666                               6474
                                                                            7210                               6822
                                                                            7694                               7133
Dec.2002                                                                    7185                               6893
                                                                            6968                               6606
                                                                            6658                               6454
                                                                            6491                               6332
                                                                            7301                               6960
                                                                            7799                               7389
Jun.2003                                                                    8061                               7571
                                                                            8525                               7756
                                                                            8854                               7944
                                                                            8938                               8191
                                                                            9580                               8702
                                                                            9748                               8897
Dec.2003                                                                   10407                               9593
                                                                           10702                               9729
                                                                           11039                               9955
                                                                           10828                              10015
                                                                           10598                               9797
                                                                           10640                               9840
Jun.2004                                                                   10931                              10059
                                                                           10580                               9734
                                                                           10665                               9779
                                                                           10981                              10036
                                                                           11365                              10379
                                                                           12186                              11091
Dec.2004                                                                   12650                              11579

                              PERFORMANCE TABLE**

                                                                Average Annual Total Return            Cumulative Total Return
                                                                                       Since                           Since
Periods Ending December 31, 2004                             1 Year      5 Year      Inception         5 Year        Inception
MSCI EAFE Index*                                             20.70%      -0.80%         2.62%           -3.95%         15.79%
International Value Trust Series I                           21.54%       4.03%         4.23%           21.82%         26.50%
International Value Trust Series II+++                       21.37%                    14.13%                          47.34%
International Value Trust Series III***                      21.27%                    27.96%                          38.57%

+++ Series II inception date: January 28, 2002
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the International Value Trust Series I returned +21.54%, outperforming the +20.70% return of the MSCI EAFE Index.

ENVIRONMENT: The global equity markets registered the second consecutive year of strong gains following three straight years of declines. In 2004, U.S. investors in international equities may have been compensated in two ways: investment return, and currency exposure. The global economic recovery continued throughout the year, led by growth in China and the United States. By year-end, positive macroeconomic trends had overcome a host of investor worries including soaring oil prices, higher interest rates and geopolitical uncertainty (primarily the escalating conflict in Iraq) to send global equity markets higher for the 12-month period.

During 2004, stock selection drove the portfolio's outperformance relative to its benchmark. Throughout the year, we maintained an overweight position in materials, industrials, telecommunication services and utilities while underweighting all other sectors. In particular, our overweight position in industrials contributed most significantly in both absolute and relative terms.

Stock selection in the telecommunication services, information technology, materials, energy and utilities sectors also contributed to portfolio performance. Geographically, holdings in Europe and Asia provided solid investment results, while overweight positions as well as stock selection were positive in Hong Kong, South Korea, Taiwan, Finland and the United Kingdom.

OUTLOOK: Although valuations on a global basis have remained most compelling in Europe and Asia ex-Japan, there is currently much skepticism about the prospects for European stocks. Economic recovery in Europe has lagged other regions. In addition, the euro's strength has been a drag for exports and overseas profits -- especially profits generated in U.S. dollars. However, the low expectations for Europe can provide opportunities for the long-term, value-oriented investor.

European Union enlargement, along with the strong euro, should provide Germany (the union's largest economy) with the incentive to enact much-needed cultural and legislative reforms. Already there are signs that this is underway.

In summary, we believe the economic and corporate framework remains positive for global equity markets. However, at this stage in the economic cycle (the current recovery is about three and a half years old) it should not be surprising to see a pause. At Templeton our investment focus has always centered on individual companies and longer-term returns. We are confident that regardless of the macroeconomic climate we might encounter in 2005, we should continue to find "bargain" security opportunities. This has been our experience for more than sixty years.

                           QUANTITATIVE MID CAP TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital growth by investing at least
  POLICIES:              80% of the portfolio's total assets in U.S. mid cap stocks, convertible preferred stocks, convertible bonds and
                         warrants.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGER:       Rhonda Chang, Noman Ali
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[QUANTATIVE MID CAP TRUST PERFORMANCE GRAPH]

                                                             QUANTITATIVE MID CAP TRUST SERIES
                                                                             I                        S&P MID CAP 400 INDEX
                                                             ---------------------------------        ---------------------
Apr. 2001                                                                  10000                              10000
                                                                            9976                              10233
Jun. 2001                                                                   9616                              10192
                                                                            9136                              10040
                                                                            8472                               9712
                                                                            7344                               8504
                                                                            7480                               8880
                                                                            7928                               9540
Dec. 2001                                                                   8160                              10033
                                                                            8009                               9981
                                                                            7857                               9993
                                                                            8216                              10708
                                                                            8024                              10657
                                                                            7784                              10477
Jun. 2002                                                                   7256                               9710
                                                                            6497                               8769
                                                                            6513                               8813
                                                                            6289                               8103
                                                                            6561                               8454
                                                                            6593                               8943
Dec. 2002                                                                   6312                               8577
                                                                            6256                               8327
                                                                            6224                               8128
                                                                            6312                               8197
                                                                            6784                               8792
                                                                            7232                               9521
Jun. 2003                                                                   7255                               9641
                                                                            7480                               9984
                                                                            7808                              10437
                                                                            7768                              10277
                                                                            8400                              11054
                                                                            8593                              11439
Dec. 2003                                                                   8745                              11632
                                                                            8921                              11884
                                                                            9217                              12169
                                                                            9297                              12221
                                                                            9089                              11820
                                                                            9185                              12065
Jun. 2004                                                                   9401                              12339
                                                                            9000                              11764
                                                                            8856                              11733
                                                                            9249                              12080
                                                                            9505                              12274
                                                                            9937                              13005
Dec. 2004                                                                  10336                              13549

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
S&P Mid Cap 400 Index*                                         16.48%              8.64%                         35.49%
Quantitative Mid Cap Trust Series I                            18.21%              0.90%                          3.36%
Quantitative Mid Cap Trust Series II+++                        17.89%              8.82%                         28.12%
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower.
    Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Quantitative Mid Cap Trust Series I returned +18.21%, outperforming the +16.48% return of the S&P Mid Cap 400 Index.

ENVIRONMENT: In 2004, the economy grew an estimated 4.4%, earnings grew near 20%, the Federal Reserve began to raise interest rates and the S&P 500 Index was up 10.9%. Small-cap stocks beat large caps for the sixth consecutive year and value beat growth for the fourth time in five years. Materials and Energy were the best performing sectors in the Mid Cap 400 Index. Information Technology, Telecommunications and Health Care were the worst performers. For the Trust, Technology and Industrials were the leading contributors to outperformance. Most notably, a communications chip company was up 87%, an application development and management company rose 86% and a manufacturer of audio and electronic systems gained 72%.

OUTLOOK: Economic growth is expected to be 3.0% to 3.5% in 2005 and earnings growth for S&P Mid Cap 400 Index companies is forecast to slow slightly from 20% to 18%. Inflation remains muted, as lower energy prices offset the impact of the falling dollar. This environment is favorable for stocks. However, returns will be tempered by the continued increases of the Fed funds rate and because bullish sentiment (a contrary indicator) is very high. We expect mid-cap stocks to outperform larger stocks due to superior earnings growth. The Trust's focus on momentum should benefit it as the market rallies, while its stability and predictability characteristics should limit downward risk.

                               MID CAP CORE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital. The portfolio seeks
  POLICIES:              to achieve its objective by investing, normally, at least
                         80% of its assets in equity securities, including
                         convertible securities, of mid-capitalization companies.
SUBADVISER:              AIM Capital Management
PORTFOLIO MANAGER:       Ronald S. Sloan
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[MID CAP CORE TRUST PERFORMANCE GRAPH]

                                                                MID CAP CORE TRUST SERIES I           RUSSELL MID CAP INDEX
                                                                ---------------------------           ---------------------
Apr. 2003                                                                  10000                              10000
                                                                           10616                              10915
Jun. 2003                                                                  10744                              11025
                                                                           11056                              11389
                                                                           11456                              11883
Sep. 2003                                                                  11177                              11735
                                                                           11665                              12630
                                                                           11858                              12985
Dec. 2003                                                                  12256                              13374
                                                                           12488                              13762
                                                                           12711                              14059
Mar. 2004                                                                  12680                              14062
                                                                           12782                              13545
                                                                           12911                              13882
Jun.2004                                                                   13274                              14265
                                                                           12742                              13642
                                                                           12694                              13701
Sep. 2004                                                                  12936                              14146
                                                                           13138                              14536
                                                                           13703                              15421
Dec.2004                                                                   14010                              16078

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return               Cumulative Total Return
                                                                                 Since                          Since
Periods Ending December 31, 2004                             1 Year            Inception                      Inception
Russell Mid Cap Index*                                        20.22%             32.96%                         60.78%
Mid Cap Core Trust Series I                                   14.31%             22.56%                         40.10%
Mid Cap Core Trust Series II                                  14.13%             22.35%                         39.70%
Mid Cap Core Trust Series III+++                              14.31%             15.51%                         21.03%

+++ Series III inception date: September 5, 2003
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Mid Cap Core Trust Series I returned +14.31%, underperforming the +20.22% return of the Russell Mid Cap Index.

ENVIRONMENT: As the country focused on election year politics and instability in Iraq, the equity markets posted gains, and the U.S. economy grew at a healthy pace. Following a swift and decisive conclusion to the presidential election, the markets surged, after posting only modest gains in the months prior. The economy grew 4% in the third quarter and estimates for fourth-quarter growth have ranged between 3-4%. Corporate profits have strengthened significantly, and the labor market has solidified. While there is some concern about the viability of the consumer and another spike in oil prices, many indicators point to economic health. In response to these factors, the Federal Reserve raised interest rates by a total of 1.25 percentage points in 2004, bringing the federal funds rate to 2.25% by year end.

The Trust underperformed relative to the benchmark due to stock selection and an underweight position in the Financials and Utilities sectors. Within the Financials sector, the real estate industry detracted the most from performance, while the electric utilities industry was the largest detractor within Utilities. The Trust had superior relative performance in the Energy sector, in particular the oil and gas industry. The Energy and Industrials sectors helped the most to boost absolute performance, with the commercial services and supplies industry adding the greatest value to the Industrials' sector performance.

OUTLOOK: In the coming year, as always, our goal is to provide shareholders with a balance of reliable long-term risk-adjusted performance and more aggressive equity investments. The Trust's character relative to the benchmark remains essentially the same and consistent with shareholders who seek a core fund that has the potential to outperform the market, with a measure of protection during volatile conditions.

                                      xxiii

                  GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST)

INVESTMENT OBJECTIVE     The portfolio seeks long-term capital appreciation by
  & POLICIES:            investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes)
                         in the equity securities of companies located anywhere in
                         the world, including emerging markets. At least 65% of its total assets will be invested in issuers located in at least three different countries (including the U.S.).
SUBADVISER:              Templeton(R) Global Advisors Limited
PORTFOLIO MANAGER:       Jeffery A. Everett, Murdo Murchison, Lisa F. Myers
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[GLOBAL EQUITY TRUST PERFORMANCE GRAPH]

                                                                GLOBAL EQUITY TRUST SERIES I             MSCI WORLD INDEX
                                                                ----------------------------             ----------------
Dec. 1994                                                                  10000                              10000
                                                                            9454                               9852
                                                                            9447                               9997
                                                                            9822                              10481
                                                                           10059                              10849
                                                                           10079                              10943
                                                                           10046                              10942
                                                                           10628                              11492
                                                                           10547                              11238
                                                                           10653                              11567
                                                                           10406                              11387
                                                                           10480                              11785
Dec. 1995                                                                  10767                              12132
                                                                           10881                              12353
                                                                           10982                              12431
                                                                           11243                              12640
                                                                           11631                              12939
                                                                           11521                              12953
                                                                           11515                              13021
                                                                           10876                              12563
                                                                           11127                              12710
                                                                           11229                              13210
                                                                           11168                              13304
                                                                           11889                              14052
Dec. 1996                                                                  12127                              13830
                                                                           12153                              13999
                                                                           12460                              14162
                                                                           12357                              13884
                                                                           12471                              14341
                                                                           13340                              15228
                                                                           13998                              15990
                                                                           14580                              16729
                                                                           13870                              15612
                                                                           14619                              16463
                                                                           14075                              15599
                                                                           14143                              15878
Dec. 1997                                                                  14649                              16074
                                                                           14717                              16524
                                                                           15866                              17645
                                                                           16735                              18392
                                                                           16910                              18575
                                                                           16715                              18345
                                                                           16489                              18783
                                                                           16224                              18755
                                                                           13691                              16257
                                                                           14079                              16547
                                                                           15394                              18046
                                                                           15999                              19122
Dec. 1998                                                                  16442                              20059
                                                                           16289                              20501
                                                                           15507                              19959
                                                                           15797                              20793
                                                                           16808                              21615
                                                                           16554                              20828
                                                                           17053                              21803
                                                                           17225                              21740
                                                                           17070                              21705
                                                                           16363                              21497
                                                                           16473                              22618
                                                                           16708                              23257
Dec. 1999                                                                  17044                              25142
                                                                           16301                              23705
                                                                           15856                              23772
                                                                           17036                              25418
                                                                           16857                              24346
                                                                           17312                              23733
                                                                           17736                              24535
                                                                           17509                              23848
                                                                           17851                              24626
                                                                           17365                              23320
                                                                           17935                              22932
                                                                           17976                              21543
Dec. 2000                                                                  19124                              21894
                                                                           19031                              22319
                                                                           18544                              20436
                                                                           17767                              19097
                                                                           18502                              20514
                                                                           18280                              20259
                                                                           17688                              19627
                                                                           17368                              19369
                                                                           16418                              18443
                                                                           14689                              16820
                                                                           14739                              17144
                                                                           15690                              18161
Dec. 2001                                                                  16047                              18277
                                                                           15492                              17725
                                                                           15270                              17575
                                                                           16196                              18355
                                                                           15506                              17739
                                                                           15605                              17780
                                                                           14517                              16705
                                                                           13305                              15299
                                                                           13530                              15331
                                                                           12193                              13648
                                                                           13005                              14658
                                                                           13567                              15451
Dec. 2002                                                                  12980                              14706
                                                                           12567                              14261
                                                                           12243                              14017
                                                                           12156                              13978
                                                                           13339                              15227
                                                                           14108                              16105
                                                                           14323                              16389
                                                                           14512                              16725
                                                                           14904                              17091
                                                                           15005                              17199
                                                                           15787                              18223
                                                                           15875                              18505
Dec. 2003                                                                  16543                              19670
                                                                           16998                              19990
                                                                           17440                              20332
                                                                           17151                              20205
                                                                           16739                              19803
                                                                           16778                              19997
                                                                           17073                              20416
                                                                           16329                              19755
                                                                           16379                              19849
                                                                           16854                              20231
                                                                           17137                              20731
                                                                           18370                              21829
Dec. 2004                                                                  18985                              22670

                              PERFORMANCE TABLE**

                                                   Average Annual Total Return                           Cumulative Total Return
                                                                   Since            Since++                                  Since
Periods Ending December 31, 2004  1 Year    5 Year    10 Year    Inception      December 9, 2003      5 Year    10 Year    Inception
MSCI World Index*                 15.25%    -2.05%     8.53%                         20.61%           -9.84%    126.70%
Global Trust Series I             14.75%     2.18%     6.62%                         17.50%           11.38%     89.85%
Global Trust Series II+++         14.53%                            6.56%            17.30%                                  20.47%
Global Trust Series III***        14.53%                           18.31%            17.28%                                  24.92%

  ++ Current subadviser assignment became effective December 9, 2003
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the 12-month period ended December 31, 2004, the Global Trust Series I had a total return of 14.75%, while its benchmark, the MSCI World Index, returned 15.25%.

ENVIRONMENT: The global economic recovery continued in 2004, led by robust growth in China and solid expansion in the United States. As of December 31, 2004, U.S. gross domestic product (GDP) had increased for 13 consecutive quarters. In China, meanwhile, GDP grew at an annualized rate of 9.5% through the first three quarters of 2004 (the latest data available).

The 12-nation euro region lagged other regions in the current recovery but growth in 2004 accelerated over 2003's anemic 0.5% rate. In Japan, the economy struggled to emerge from a decade-long deflationary period. Although the country's consumer and business confidence reached their highest levels since 1991, economic growth slowed in response to higher oil prices and reduced external demand.

Oil prices increased during most of 2004, reaching $55 per barrel in October, but declined to end the year at $43 a barrel. Higher oil prices triggered investor worries about inflation, decreased spending -- due to waning consumer and business sentiment -- and slower economic and corporate profit growth.

In 2004, most of the world's currencies strengthened in relation to the U.S. dollar, which benefited U.S.-based investors of non-U.S. developed and emerging market equities.

Despite solid performance in absolute terms -- driven primarily by stock selection in the pharmaceuticals, capital goods and telecommunication services industries -- the portfolio slightly lagged its benchmark for the year. Relative performance was hindered by stock selection in consumer discretionary and energy stocks; limited exposure to strong-performing oil and gas exploration and production companies; and lagging stock selection in Japan -- in particular, a lack of exposure to Japanese banking stocks, which performed well in 2004.

OUTLOOK: Looking forward, we believe the economic and corporate framework has remained positive for global equity markets. However, at this stage in the economic cycle (the current recovery is more than three years old) it should not be surprising to see a pause. At Templeton our investment focus has always centered on individual companies and longer-term returns. We are confident that, regardless of the macroeconomic climate we might encounter in 2005, we should continue to find "bargain" security opportunities. This has been our experience for more than 60 years.

                             STRATEGIC GROWTH TRUST

INVESTMENT OBJECTIVE     To achieve capital appreciation, the portfolio invests,
  & POLICIES:            under normal market conditions, at least 65% of its total
                         assets in common stocks and related securities (such as
                         preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of
                         companies which MFS believes offer superior prospects for
                         growth.
SUBADVISER:              MFS Investment Management(R)
PORTFOLIO MANAGERS:      S. Irfan Ali, Margaret Adams
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[STRATEGIC GROWTH TRUST PERFORMANCE GRAPH]

                                                              STRATEGIC GROWTH TRUST SERIES I       RUSSELL 1000 GROWTH INDEX
                                                              -------------------------------       -------------------------
Apr.2001                                                                   10000                              10000
                                                                           10000                               9853
Jun. 2001                                                                   9704                               9624
                                                                            9232                               9384
                                                                            8432                               8616
Sep. 2001                                                                   7384                               7756
                                                                            7920                               8164
                                                                            8680                               8948
Dec. 2001                                                                   8816                               8931
                                                                            8336                               8773
                                                                            8025                               8409
Mar. 2002                                                                   8440                               8700
                                                                            7760                               7990
                                                                            7520                               7796
Jun. 2002                                                                   6768                               7075
                                                                            6280                               6686
                                                                            6336                               6706
Sep. 2002                                                                   5680                               6011
                                                                            6313                               6562
                                                                            6841                               6918
Dec. 2002                                                                   6344                               6440
                                                                            6264                               6284
                                                                            6144                               6255
Mar. 2003                                                                   6208                               6371
                                                                            6743                               6842
                                                                            7095                               7183
Jun. 2003                                                                   7183                               7282
                                                                            7319                               7464
                                                                            7503                               7649
Sep. 2003                                                                   7319                               7568
                                                                            7727                               7993
                                                                            7815                               8077
Dec. 2003                                                                   8047                               8356
                                                                            8271                               8526
                                                                            8303                               8581
Mar. 2004                                                                   8095                               8421
                                                                            7831                               8324
                                                                            8015                               8479
Jun. 2004                                                                   8112                               8585
                                                                            7631                               8099
                                                                            7544                               8059
Sep. 2004                                                                   7695                               8136
                                                                            7927                               8263
                                                                            8175                               8547
Dec. 2004                                                                   8576                               8883

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 1000 Growth Index*                                     6.30%              -3.18%                        -11.17%
Strategic Growth Trust Series I                                6.56%              -4.10%                        -14.24%
Strategic Growth Trust Series II+++                            6.27%               0.29%                          0.85%
Strategic Growth Trust Series III***                           6.56%               8.36%                         11.20%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Strategic Growth Trust Series I returned +6.56%, outperforming the +6.30% return of the Russell 1000 Growth Index.

ENVIRONMENT: Large-cap growth stocks, as measured by the Russell 1000 Growth Index, eked out a gain but lagged behind both value-oriented and smaller stocks for the fifth consecutive year.

Stock selection in the Health Care sector was the biggest positive contributor to the portfolio's performance relative to its benchmark, the Russell 1000 Growth Index. The portfolio benefited from our decision to underweight a pharmaceutical giant. Revelations of potentially serious side effects associated with the use of anti-inflammatory drugs triggered a sell-off in shares of the stock.

Stock selection and our slight overweighting in the Industrial Goods and Services sector contributed to relative performance as well. Shares in a troubled conglomerate moved higher as restructuring efforts and improved market demand led to better earnings.

In the Technology sector, the portfolio benefited from our decision not to own a poor-performing chip manufacturer, which struggled amid manufacturing glitches and product delays. The portfolio's holding in a strong performing stock outside the benchmark also boosted performance.

Stock selection in the Leisure sector was the biggest detractor from relative performance. We had overweighted a media company during the year. The increase in advertising revenue that we had expected with a stronger economy did not materialize, however, and the company's stock price declined.

                           CAPITAL APPRECIATION TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              65% of the portfolio's total assets in equity-related
                         securities of companies that exceed $1 billion in market
                         capitalization and that Jennison Associates believes have
                         above-average growth prospects.
SUBADVISER:              Jennison Associates, LLC
PORTFOLIO MANAGERS:      Michael Del Balso, Kathleen McCarragher, and Spiros Segalas
INCEPTION DATE:          November 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[CAPITAL APPRECIATION TRUST PERFORMANCE GRAPH]

                                                           CAPITAL APPRECIATION TRUST SERIES I      RUSSELL 1000 GROWTH INDEX
                                                           -----------------------------------      -------------------------
Oct. 2000                                                                 10000                               10000
                                                                           8640                                8526
Dec. 2000                                                                  8776                                8256
                                                                           9279                                8129
                                                                           7960                                6748
Mar. 2001                                                                  7432                                6014
                                                                           8064                                6775
                                                                           8032                                6675
Jun. 2001                                                                  7656                                6520
                                                                           7447                                6357
                                                                           6815                                5837
Sep. 2001                                                                  6151                                5255
                                                                           6495                                5531
                                                                           7127                                6062
Dec. 2001                                                                  7160                                6570
                                                                           7016                                6454
                                                                           6800                                6186
Mar. 2002                                                                  6960                                6400
                                                                           6496                                5878
                                                                           6320                                5735
Jun. 2002                                                                  5808                                5205
                                                                           5320                                4919
                                                                           5304                                4933
Sep. 2002                                                                  4816                                4422
                                                                           5144                                4827
                                                                           5440                                5090
Dec. 2002                                                                  4968                                4738
                                                                           4848                                4623
                                                                           4792                                4602
Mar. 2003                                                                  4880                                4687
                                                                           5264                                5034
                                                                           5560                                5285
Jun. 2003                                                                  5560                                5358
                                                                           5791                                5491
                                                                           5991                                5628
Sep. 2003                                                                  5815                                5568
                                                                           6167                                5880
                                                                           6223                                5942
Dec. 2003                                                                  6432                                6148
                                                                           6544                                6273
                                                                           6616                                6313
Mar. 2004                                                                  6504                                6196
                                                                           6368                                6124
                                                                           6488                                6238
Jun. 2004                                                                  6632                                6316
                                                                           6256                                5959
                                                                           6199                                5929
Sep. 2004                                                                  6351                                5986
                                                                           6551                                6079
                                                                           6783                                6288
Dec. 2004                                                                  7032                                6535

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 1000 Growth Index*                                     6.30%              -9.71%                        -34.65%
Capital Appreciation Trust Series I                            9.33%              -8.11%                        -29.68%
Capital Appreciation Trust Series II+++                        9.23%               0.12%                          0.34%
Capital Appreciation Trust Series III***                       9.33%              11.40%                         15.35%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Capital Appreciation Trust Series I returned +9.33%, outperforming the +6.30% return of the Russell 1000 Growth Index.

ENVIRONMENT: A synchronized global expansion supported above-trend domestic growth. However, it also created a strain on resources that sent the price of oil and other basic commodities soaring. In the face of this and other challenges, the U.S. economy grew more than 4% in 2004.

While the Federal Reserve raised the federal funds rate by 1.25 percentage points since June, financial conditions still support above-trend growth. Interest rates remain relatively low and credit spreads have stayed tight. Importantly, long-term inflation expectations appear adequately contained. Nevertheless, we believe the Fed will continue to raise rates in 2005. Pressure on prices from a weaker dollar, tighter labor conditions, and higher capacity utilization could influence the pace and magnitude of the Fed's actions.

We expect the current pace of job creation to continue, reducing the slack in the labor force and supporting wage gains. Growth in incomes should offset the impact of higher interest rates and heavier debt payments on household spending. Corporate balance sheets are in good shape and strong productivity growth has helped maintain profit margins. New equipment orders continue to outpace shipments and the inventory-to-sales ratio has stayed low, which bodes well for future manufacturing activity.

OUTLOOK: We believe this year should continue 2004's favorable economic trajectory for most of the world's economies. We expect the rate of earnings gains to slow but we remain optimistic that inflation will remain under control. We expect the companies in the Trust to show earnings growth in the mid-teens, which compares favorably with the 6-8% forecasted for the companies in the S&P 500 Index. This should drive favorable portfolio performance. We continue to invest in companies that we believe have superior long-term business fundamentals, which should provide them with sustainable, attractive growth opportunities.

                        U.S. GLOBAL LEADERS GROWTH TRUST

INVESTMENT OBJECTIVE &   The portfolio seeks long-term growth of capital by investing
  POLICIES:              primarily in common stocks of "U.S. Global Leaders." Under normal market conditions, at least 80% of the fund's assets will be invested in stocks of companies the managers regard as U.S. Global Leaders.
SUBADVISER:              Sustainable Growth Advisers, LP
PORTFOLIO MANAGERS:      George P. Fraise, Gordon M. Marchand, Robert L. Rohn
INCEPTION DATE:          May 3, 2004

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[US GLOBAL LEADERS TRUST PERFORMANCE GRAPH]

                                                              U.S. GLOBAL LEADERS GROWTH TRUST
                                                                          SERIES I                        S&P 500 INDEX
                                                              --------------------------------            -------------
Apr. 2004                                                                  10000                              10000
May 2004                                                                   10064                              10137
Jun. 2004                                                                  10184                              10334
Jul. 2004                                                                   9879                               9992
Aug. 2004                                                                   9943                              10032
Sep. 2004                                                                   9831                              10140
Oct. 2004                                                                   9855                              10295
Nov. 2004                                                                  10214                              10712
Dec. 2004                                                                  10582                              11076

                              PERFORMANCE TABLE**

                                                                        Cumulative Total Return
                                                                                 Since
Periods Ending December 31, 2004                                               Inception
S&P 500 Index*                                                                   10.76%
U.S. Global Leaders Growth Trust Series I                                         5.82%
U.S. Global Leaders Growth Trust Series II                                        5.68%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since inception, the U.S. Global Leaders Growth Trust Series I returned +5.82%, underperforming the +10.76% return for the S&P 500 Index.

ENVIRONMENT: In 2004, the U.S. stock market posted double-digit gains and recorded its first two-year winning streak since 1998-99. Equity performance was generally lackluster until the fourth quarter, when some of the concerns weighing on the market -- such as record-high oil prices, weak job growth and the presidential election -- subsided. As a result, stocks enjoyed a solid year-end rally.

For the fifth straight year, small-cap stocks outperformed larger-company shares, while value stocks outpaced growth-oriented issues of all sizes. Consequently, large-cap growth stocks lagged the rest of the market in 2004.

The portfolio trailed the S&P 500 Index. This can be attributed in part to the general underperformance of large-cap growth stocks, but it also reflected strong returns in the deep cyclical sectors of the market -- those that benefit the most from an expanding economy. The portfolio does not own any companies in these sectors, which include Utilities, Energy and Materials, because they are devoid of companies with predictable, sustainable earnings growth.

OUTLOOK: We are comfortable with the Trust's current positioning. We believe that the changes we made in 2004 increased the quality of the overall portfolio, its growth rate and the sustainability of that growth. Our holdings continue to generate a greater amount of cash flow than the overall stock market. The underlying cash flows of these companies are growing at an average annual rate of 13%-16%, resulting in a true cash flow yield of more than 4%. Finally, on a cash basis, the portfolio is trading at about a 10% discount to the S&P 500 Index, a very attractive level given the superior long-term growth prospects of the companies.

                                      xxvii

                           QUANTITATIVE ALL CAP TRUST

INVESTMENT OBJECTIVE &   To seek to achieve long-term growth of capital. The
  POLICIES:              portfolio seeks to achieve its objective by investing, under normal circumstances, primarily in equity securities of U.S.
                         companies. The Fund will generally focus on equity
                         securities of U.S. companies across the three market
                         capitalization ranges of large, mid and small.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Rhonda Chang, Chris Hensen, Brett Hryb, Robert Lutzko, Mark
                         Schmeer & Harpreet Singh
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[QUANTITATIVE ALL CAP TRUST PERFORMANCE GRAPH]

                                                           QUANTITATIVE ALL CAP TRUST SERIES I          RUSSELL 3000 INDEX
                                                           -----------------------------------          ------------------
Apr. 2003                                                                 10000                               10000
                                                                          10488                               10604
Jun. 2003                                                                 10536                               10747
                                                                          10792                               10993
                                                                          11017                               11237
Sep. 2003                                                                 11000                               11115
                                                                          11680                               11787
                                                                          11960                               11950
Dec. 2003                                                                 12449                               12496
                                                                          12639                               12757
                                                                          12788                               12929
Mar. 2004                                                                 12764                               12776
                                                                          12458                               12511
                                                                          12765                               12693
Jun. 2004                                                                 13038                               12946
                                                                          12415                               12456
                                                                          12356                               12507
Sep. 2004                                                                 12860                               12700
                                                                          13064                               12908
                                                                          13807                               13508
Dec. 2004                                                                 14304                               13990

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 3000 Index*                                            11.95%             22.32%                         39.90%
Quantitative All Cap Trust Series I                            14.91%             24.11%                         43.04%
Quantitative All Cap Trust Series II                           14.67%             23.89%                         42.63%
Quantitative All Cap Trust Series III***                       14.87%             19.68%                         26.83%

  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Quantitative All Cap Trust Series I returned +14.91%, outperforming the +11.95% return of the Russell 3000 Index.

ENVIRONMENT: The market was driven by lower oil prices, the post-election rally, continued healthy economic news and stronger than expected third quarter earnings results. The Federal Reserve moved the federal funds rate up to 2.25% in a series of five quarter-percentage point increases. The top performing sectors were Technology, Consumer Services, Electric Utilities and Consumer Staples, while Health Care, Energy and Telecommunication Services underperformed.

OUTLOOK: For 2005, we expect economic growth of 3.0% to 3.5% driven by healthy levels of employment growth, strong personal income growth and lower energy prices. Inflation should remain in the 2.0% to 2.5% range as lower energy prices offset the impact of the falling dollar. We expect corporate earnings growth will slow dramatically in 2005. We also expect the Fed to continue to raise rates at a measured pace to a target of 3% or more. Historically, stocks have generated above average returns in an environment of moderate economic growth, low inflation and single-digit earnings growth.

However, a few factors may temper returns. Investor sentiment levels are at extremes, with bullish sentiment at 75%. Historically, when investor sentiment is above 75% bullish, sentiment tends to fall the following year and stocks generate returns well below average. In addition, in the first year of a presidential cycle and when the Fed is tightening, returns have generally been below long-term averages. Overall, we expect that the market should post moderate returns in 2005.

The Trust is well positioned to provide outstanding performance in an improving economy and rising stock market. The average earnings growth rates and earnings revisions for the stocks in the portfolio are greater than those of the Russell 3000 Index, yet the portfolio's valuation characteristics continue to remain more attractive than those of the market.

                                      xxviii

                               ALL CAP CORE TRUST

INVESTMENT OBJECTIVE     To seek to achieve long-term growth of capital by investing
  & POLICIES:            in stocks within all assets classes (small-, mid- and
                         large-cap) primarily those within the Russell 3000 Index.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Janet Campagna & Robert Wang
INCEPTION DATE:          July 15, 1996++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[ALL CAP CORE TRUST PERFORMANCE GRAPH]

                                              ALL CAP CORE TRUST SERIES I      RUSSELL 3000 INDEX            COMBINED INDEX
                                              ---------------------------      ------------------            --------------
Jun. 1996                                                10000                        10000                       10000
                                                          9936                         9477                        9415
                                                         10304                         9765                        9658
                                                         10808                        10296                       10361
                                                         10768                        10484                       10424
                                                         11400                        11224                       11206
Dec. 1996                                                11053                        11089                       10987
                                                         11697                        11702                       11758
                                                         11432                        11715                       11678
                                                         11077                        11185                       11046
                                                         11593                        11736                       11779
                                                         12293                        12537                       12630
Jun. 1997                                                12937                        13059                       13135
                                                         14056                        14082                       14297
                                                         13412                        13511                       13460
                                                         14081                        14277                       14122
                                                         13485                        13798                       13600
                                                         13598                        14326                       14178
Dec. 1997                                                13855                        14613                       14337
                                                         14016                        14689                       14765
                                                         14894                        15740                       15876
                                                         15659                        16520                       16509
                                                         15892                        16682                       16737
                                                         15657                        16270                       16262
Jun. 1998                                                16503                        16820                       17258
                                                         16269                        16515                       17144
                                                         13622                        13985                       14571
                                                         14443                        14939                       15690
                                                         15331                        16073                       16952
                                                         16009                        17056                       18241
Dec. 1998                                                17174                        18140                       19886
                                                         18321                        18756                       21053
                                                         17861                        18092                       20092
                                                         18824                        18756                       21150
                                                         18697                        19602                       21177
                                                         18417                        19230                       20526
Jun. 1999                                                19714                        20202                       21964
                                                         19206                        19589                       21266
                                                         19486                        19366                       21613
                                                         19066                        18871                       21159
                                                         20345                        20055                       22757
                                                         21345                        20616                       23985
Dec. 1999                                                23563                        21932                       26480
                                                         22353                        21072                       25238
                                                         23580                        21268                       26472
                                                         25412                        22934                       28367
                                                         24097                        22126                       27017
                                                         22967                        21504                       25657
Jun. 2000                                                24522                        22141                       27601
                                                         23392                        21749                       26450
                                                         25410                        23362                       28845
                                                         22407                        22304                       26117
                                                         21064                        21987                       24881
                                                         17916                        19960                       21213
Dec. 2000                                                17133                        20296                       20542
                                                         17771                        20990                       21961
                                                         14690                        19072                       18233
                                                         12951                        17829                       16249
                                                         14786                        19259                       18304
                                                         14719                        19413                       18034
Jun. 2001                                                14651                        19055                       17617
                                                         14284                        18741                       17176
                                                         13106                        17635                       15772
                                                         11783                        16079                       14197
                                                         12372                        16453                       14942
                                                         13357                        17720                       16378
Dec. 2001                                                13473                        17970                       16347
                                                         13212                        17745                       16058
                                                         12507                        17382                       15391
                                                         12922                        18144                       15924
                                                         12063                        17192                       14624
                                                         11667                        16993                       14270
Jun. 2002                                                10827                        15770                       12950
                                                         10228                        14516                       12238
                                                         10209                        14585                       12275
                                                          9310                        13052                       11002
                                                         10102                        14092                       12011
                                                         10547                        14944                       12663
Dec. 2002                                                10073                        14099                       11947
                                                          9909                        13754                       11655
                                                          9716                        13528                       11463
                                                          9841                        13670                       11584
                                                         10566                        14787                       12530
                                                         11155                        15679                       13286
Jun. 2003                                                11242                        15891                       13465
                                                         11464                        16255                       13774
                                                         11802                        16615                       14079
                                                         11725                        16435                       13926
                                                         12459                        17430                       14769
                                                         12691                        17670                       14973
Dec. 2003                                                13251                        18477                       15656
                                                         13559                        18862                       15983
                                                         13868                        19117                       16198
                                                         13878                        18890                       16006
                                                         13533                        18499                       15675
                                                         13737                        18768                       15903
Jun. 2004                                                14155                        19141                       16219
                                                         13679                        18417                       15605
                                                         13669                        18493                       15670
                                                         13941                        18777                       15910
                                                         14194                        19086                       16172
                                                         14989                        19973                       16924
Dec. 2004                                                15414                        20685                       17527

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                       Cumulative Total Return
                                                                   Since              Since++                           Since
Periods Ending December 31, 2004         1 Year      5 Year      Inception         Nov 25, 2002          5 Year       Inception
Russell 3000 Index*                      11.95%      -1.16%        8.93%               16.89%             -5.68%        106.85%
Combined Index+*                         11.95%      -7.92%        6.82%               16.89%            -33.81%         75.27%
All Cap Core Trust Series I              16.33%      -8.14%        5.25%               20.19%            -34.58%         54.14%
All Cap Core Trust Series II+++          16.06%                    5.34%               19.98%                            16.48%

  + The Combined Index was added to more accurately reflect the investment objective of the All Cap Core Trust. The Combined Index is a blend of the Russell 1000 Growth Index from inception through December 31, 2002 and the Russell 3000 Index from January 1, 2003 and thereafter.
  ++ Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the All Cap Core Trust Series I returned +16.33%, outperforming the +11.95% return of the Russell 3000 Index.

ENVIRONMENT: Investors dealt with uncertainty for most of the year, but the U.S. stock market ended higher in 2004. After having climbed briskly for several quarters, the stock market reversed in March. Sluggish employment growth and renewed terrorism fears challenged investor sentiment. The equity markets continued to see-saw throughout the second and third quarters as good news about corporate earnings was offset by the threat of higher inflation driven by surging oil and natural-gas prices, steadily rising interest rates, questions about the outcome of the presidential election and a slumping U.S. dollar. The re-election of President Bush lifted stocks in November, and the rally carried into the end of 2004.

The Trust significantly outperformed its benchmark in 2004, benefiting from strong stock selection. Stocks within the Technology Hardware & Equipment, Diversified Financials and Media Industry groups contributed most to relative performance. Stocks within the Technology Hardware & Equipment industry group gained 4.5% while those in the benchmark fell by 3.5%. This contributed 0.99 percentage points to relative returns. The largest detractor from relative performance was the Capital Goods industry group, which cost the portfolio 0.60 percentage points. Stocks within the Index in this industry group gained 16.8% versus a return of +9.3% in the portfolio.

OUTLOOK: With the continuing signs of a return to quality, we believe that our focus on stock selection will continue to allow us to add value. As always, we will pursue a balanced approach to our stock selection, using both value and growth attributes as well as technical signals to help us pinpoint timely market opportunities.

                             LARGE CAP GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              80% of the portfolio's assets in securities (primarily
                         common stocks) of companies with large market
                         capitalizations. Portfolio securities are selected based on the fundamental analysis of each issuer. Investments may
                         include domestic and foreign issuers, and growth or value
                         stocks or a combination of both.
SUBADVISER:              Fidelity(R) Management & Research Company
PORTFOLIO MANAGER:       Karen Firestone
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LARGE CAP GROWTH TRUST PERFORMANCE GRAPH]

                                                 LARGE CAP GROWTH TRUST
                                                        SERIES I            RUSSELL 1000 GROWTH INDEX        COMBINED INDEX
                                                 ----------------------     -------------------------        --------------
Dec. 1994                                                 10000                       10000                       10000
                                                           9973                       10213                       10076
                                                          10197                       10641                       10350
                                                          10457                       10952                       10656
                                                          10710                       11192                       10933
                                                          10968                       11582                       11200
                                                          11140                       12029                       11363
                                                          11542                       12529                       11769
                                                          11570                       12543                       11761
                                                          11819                       13121                       12076
                                                          11695                       13130                       11980
                                                          12039                       13640                       12355
Dec. 1995                                                 12277                       13719                       12618
                                                          12497                       14177                       12840
                                                          12564                       14437                       12933
                                                          12621                       14455                       13045
                                                          12749                       14835                       13284
                                                          12883                       15354                       13424
                                                          12924                       15375                       13420
                                                          12563                       14474                       12979
                                                          12718                       14847                       13213
                                                          13213                       15929                       13721
                                                          13409                       16025                       13852
                                                          13987                       17228                       14512
Dec. 1996                                                 13873                       16891                       14380
                                                          14162                       18075                       14686
                                                          14193                       17953                       14765
                                                          13853                       16981                       14394
                                                          14244                       18109                       14788
                                                          15015                       19416                       15592
                                                          15533                       20193                       16202
                                                          16396                       21979                       17017
                                                          15751                       20692                       16389
                                                          16614                       21710                       17156
                                                          16074                       20908                       16628
                                                          16442                       21796                       16901
Dec. 1997                                                 16522                       22040                       17139
                                                          16741                       22699                       17422
                                                          17753                       24407                       18322
                                                          18513                       25379                       18944
                                                          18701                       25731                       19118
                                                          18418                       25000                       18879
                                                          18818                       26532                       19288
                                                          18714                       26356                       19134
                                                          16148                       22401                       17038
                                                          16935                       24121                       17567
                                                          17837                       26060                       18580
                                                          18766                       28042                       19509
Dec. 1998                                                 19682                       30571                       20323
                                                          20185                       32366                       20748
                                                          19617                       30888                       20181
                                                          20339                       32514                       20808
                                                          20622                       32556                       21555
                                                          19993                       31556                       20893
                                                          20994                       33766                       22356
                                                          20622                       32693                       21646
                                                          20937                       33227                       21999
                                                          20408                       32529                       21537
                                                          21653                       34985                       23164
                                                          22626                       36873                       24413
Dec. 1999                                                 24658                       40708                       26953
                                                          23871                       38799                       25689
                                                          25259                       40696                       26945
                                                          25688                       43609                       28873
                                                          24373                       41534                       27500
                                                          23415                       39442                       26115
                                                          24793                       42432                       28094
                                                          24020                       40663                       26923
                                                          25718                       44344                       29360
                                                          24054                       40150                       26583
                                                          23280                       38250                       25325
                                                          21011                       32612                       21592
Dec. 2000                                                 21146                       31580                       20909
                                                          21532                       33762                       22353
                                                          19482                       28030                       18558
                                                          18137                       24980                       16539
                                                          19646                       28139                       18631
                                                          19593                       27725                       18356
                                                          19241                       27083                       17931
                                                          18732                       26406                       17483
                                                          17449                       24247                       16054
                                                          15639                       21826                       14451
                                                          16237                       22971                       15209
                                                          17396                       25178                       16670
Dec. 2001                                                 17379                       25130                       16639
                                                          17203                       24686                       16345
                                                          16834                       23662                       15666
                                                          17449                       24480                       16208
                                                          16460                       22482                       14885
                                                          16301                       21938                       14525
                                                          15226                       19909                       13182
                                                          14080                       18814                       12457
                                                          14028                       18871                       12494
                                                          12671                       16913                       11198
                                                          13622                       18465                       12225
                                                          14292                       19467                       12889
Dec. 2002                                                 13411                       18123                       11999
                                                          13006                       17683                       11708
                                                          12935                       17602                       11654
                                                          13041                       17929                       11871
                                                          13944                       19255                       12749
                                                          14633                       20216                       13385
                                                          14686                       20494                       13569
                                                          15058                       21004                       13907
                                                          15358                       21527                       14253
                                                          15181                       21296                       14100
                                                          15959                       22492                       14892
                                                          16083                       22728                       15048
Dec. 2003                                                 16807                       23514                       15569
                                                          17214                       23994                       15886
                                                          17284                       24147                       15987
                                                          17019                       23699                       15691
                                                          16587                       23423                       15508
                                                          16835                       23860                       15797
                                                          17190                       24158                       15995
                                                          16268                       22792                       15091
                                                          16180                       22680                       15016
                                                          16304                       22895                       15159
                                                          16587                       23252                       15395
                                                          17278                       24052                       15925
Dec. 2004                                                 17845                       24995                       16549

                              PERFORMANCE TABLE**

                                                  Average Annual Total Return                       Cumulative Total Return
                                                                     Since        Since++                               Since
Periods Ending December 31, 2004    1 Year    5 Year    10 Year    Inception    May 1, 1999      5 Year    10 Year    Inception
Russell 1000 Growth Index*           6.30%    -9.29%     9.59%                     -4.56%        -38.60%   149.95%
Combined Index*+                     6.30%    -9.29%     5.17%                     -4.56%        -38.60%    65.49%
Large Cap Growth Trust Series I      6.18%    -6.26%     5.96%                     -2.52%        -27.63%    78.45%
Large Cap Growth Trust Series
  II+++                              6.00%                           1.13%                                              3.35%

  + The Combined Index is comprised of 47.5% of the return of the Wilshire 5000
    Index, 20% of the MSCI EAFE Index, 15% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index since inception through April 30, 1999 and 100% return of the Russell 1000 Growth Index thereafter.
  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Large Cap Growth Trust Series I returned +6.18%, underperforming the +6.30% return of the Russell 1000 Growth Index.

ENVIRONMENT: The strong fourth quarter rally helped equities to post solid returns in 2004, with the S&P 500 Index gaining more than 10% for the year. This marked the first time since 1999 that the U.S. stock market posted positive gains two years in a row. While Technology issues were squarely in positive territory, the group lagged the broader market. Small caps were particularly strong performers for the year, with the Russell 2000 Index gaining another 18% following 2003's gain of almost 50%.

Security selection in Technology contributed positively to the performance of the portfolio. The portfolio held a hardware maker that enjoyed continued success from strong demand for its portable digital music players. Performance also was helped by security selection in Materials, including holdings in aluminum, agricultural-chemical and metals companies. On the flip side, we were hurt by security selection in Health Care. A large detractor was the Trust's position in a pharmaceutical company that declined after it was forced to remove one of its painkillers from the market.

                             BLUE CHIP GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing at least
  POLICIES:              80% of the portfolio's total assets in the common stocks of large and medium sized blue chip companies as defined by the
                         T. Rowe Price Associates, Inc. These are firms that the
                         managers believe are well established in their industries
                         and have the potential for above-average earnings growth.
                         Current income is a secondary objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Larry J. Puglia
INCEPTION DATE:          December 11, 1992++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[BLUE CHIP GROWTH TRUST PERFORMANCE GRAPH]

                                                              BLUE CHIP GROWTH TRUST SERIES I             S&P 500 INDEX
                                                              -------------------------------             -------------
Dec. 1994                                                                  10000                              10000
                                                                           10232                              10260
                                                                           10453                              10658
                                                                           10762                              10974
                                                                           10910                              11293
                                                                           11254                              11739
                                                                           11720                              12015
                                                                           12209                              12415
                                                                           12198                              12448
                                                                           12553                              12970
                                                                           12364                              12925
                                                                           12730                              13493
Dec. 1995                                                                  12653                              13743
                                                                           13075                              14216
                                                                           13385                              14352
                                                                           13485                              14490
                                                                           14026                              14703
                                                                           14572                              15082
                                                                           14427                              15144
                                                                           13481                              14470
                                                                           13993                              14777
                                                                           15095                              15607
                                                                           15039                              16035
                                                                           16153                              17252
Dec. 1996                                                                  15930                              16914
                                                                           16598                              17964
                                                                           16620                              18110
                                                                           15863                              17357
                                                                           16568                              18393
                                                                           17525                              19522
                                                                           18253                              20393
                                                                           19628                              22012
                                                                           18738                              20788
                                                                           19641                              21927
                                                                           19183                              21194
                                                                           19776                              22176
Dec. 1997                                                                  20221                              22557
                                                                           20450                              22807
                                                                           22000                              24452
                                                                           22998                              25704
                                                                           23236                              25963
                                                                           22659                              25517
                                                                           23689                              26553
                                                                           23428                              26270
                                                                           19652                              22472
                                                                           20819                              23912
                                                                           22618                              25857
                                                                           24005                              27424
Dec. 1998                                                                  25983                              29004
                                                                           26724                              30217
                                                                           25969                              29278
                                                                           26930                              30449
                                                                           27618                              31629
                                                                           26830                              30882
                                                                           28450                              32596
                                                                           27503                              31578
                                                                           27188                              31422
                                                                           26672                              30561
                                                                           28536                              32494
                                                                           29153                              33155
Dec. 1999                                                                  31031                              35108
                                                                           30027                              33344
                                                                           30328                              32713
                                                                           32938                              35913
                                                                           31943                              34833
                                                                           31238                              34118
                                                                           33097                              34959
                                                                           32423                              34412
                                                                           35196                              36550
                                                                           33397                              34620
                                                                           32647                              34474
                                                                           29515                              31756
Dec. 2000                                                                  30174                              31911
                                                                           30594                              33043
                                                                           27341                              30031
                                                                           25018                              28128
                                                                           27459                              30314
                                                                           27687                              30517
                                                                           27004                              29774
                                                                           26304                              29481
                                                                           24464                              27636
                                                                           22690                              25404
                                                                           23569                              25889
                                                                           25425                              27875
Dec. 2001                                                                  25766                              28119
                                                                           25035                              27708
                                                                           24301                              27174
                                                                           25441                              28196
                                                                           23879                              26487
                                                                           23473                              26292
                                                                           21438                              24418
                                                                           19875                              22515
                                                                           20249                              22663
                                                                           18149                              20200
                                                                           19891                              21978
                                                                           20884                              23272
Dec. 2002                                                                  19516                              21903
                                                                           19125                              21329
                                                                           18930                              21009
                                                                           19256                              21213
                                                                           20829                              22961
                                                                           21904                              24171
                                                                           22180                              24481
                                                                           22668                              24912
                                                                           22929                              25397
                                                                           22603                              25128
                                                                           23824                              26550
                                                                           24069                              26784
Dec. 2003                                                                  25210                              28189
                                                                           25714                              28707
                                                                           25925                              29106
                                                                           25697                              28667
                                                                           25121                              28217
                                                                           25528                              28603
                                                                           25937                              29158
                                                                           24715                              28193
                                                                           24683                              28306
                                                                           25122                              28611
                                                                           25481                              29049
                                                                           26557                              30226
Dec. 2004                                                                  27486                              31253

                              PERFORMANCE TABLE**

                                                      Average Annual Total Return                     Cumulative Total Return
                                                                         Since        Since++                             Since
Periods Ending December 31, 2004        1 Year    5 Year    10 Year    Inception    Oct 1, 1996    5 Year    10 Year    Inception
S&P 500 Index*                          10.87%    -2.30%     12.07%                                -10.98%   212.53%
Blue Chip Growth Trust Series I          9.03%    -2.40%     10.64%                    7.59%       -11.43%   174.86%
Blue Chip Growth Trust Series II+++      8.83%                            2.76%                                            8.31%
Blue Chip Growth Trust Series III***     8.79%                           12.79%                                           17.27%

  ++ Current subadviser assignment became effective October 1, 1996.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Blue Chip Growth Trust Series I returned +9.03%, underperforming the +10.87% return of the S&P 500 Index.

ENVIRONMENT: Large-cap growth stocks posted solid gains for the past 12 months, but once again lagged large-cap value shares. Most stock market benchmarks ended 2004 near their highest levels of the year. Within the S&P 500 Index, the energy (powered by higher oil prices) and utilities sectors were strongest; health care (pharmaceuticals) and information technology were weakest but posted modest positive returns.

The portfolio underperformed the S&P 500 Index (10.87%) for the year. Overall, sector allocation decisions (underweighting energy, not owning utilities, and overweighting health care) detracted from relative results. However, stock selection in the health care and materials sectors helped our comparison with the S&P 500.

The health care sector was the best contributor to relative results. Holdings in health care services providers trended steadily higher. The materials sector was the second-best contributor to relative returns driven by good stock selection and strong global demand for steel.

The portfolio's financials holdings were the largest relative performance detractors for 2004, largely due to stock selection. Rising oil prices benefited the energy sector, but stock selection and an underweight allocation hampered the portfolio's performance versus the S&P 500.

OUTLOOK: We believe the overall environment for large-cap growth stocks is positive heading into 2005. Many companies continue to generate strong cash flow and we think that corporate spending will rise, which bodes well for our holdings in technology (especially software) and manufacturing.

                              U.S. LARGE CAP TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital and income by
  POLICIES:              investing at least 80% of the portfolio's net assets in
                         equity and equity-related securities of companies with
                         market capitalization greater than $500 million at the time of purchase.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      Terry Berkemeier, Michael R. Ericksen, David I. Fisher,
                         Karen A. Miller, Theodore R. Samuels, Eugene P. Stein and
                         Alan J. Wilson
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[U.S. LARGE CAP TRUST PERFORMANCE GRAPH]

                                                               U.S. LARGE CAP TRUST SERIES I              S&P 500 INDEX
                                                               -----------------------------              -------------
Apr. 1999                                                                  10000                              10000
                                                                            9744                               9764
Jun. 1999                                                                  10168                              10306
                                                                           10040                               9984
                                                                            9808                               9935
                                                                            9416                               9662
                                                                            9744                              10274
                                                                            9808                              10483
Dec. 1999                                                                  10272                              11100
                                                                            9800                              10542
                                                                            9696                              10343
                                                                           10656                              11355
                                                                           10606                              11013
                                                                           10590                              10787
Jun. 2000                                                                  10566                              11053
                                                                           10509                              10880
                                                                           11042                              11556
                                                                           10711                              10946
                                                                           10687                              10900
                                                                            9977                              10040
Dec. 2000                                                                  10558                              10089
                                                                           11058                              10447
                                                                           10219                               9495
                                                                            9808                               8893
                                                                           10689                               9584
                                                                           10869                               9649
Jun. 2001                                                                  10591                               9414
                                                                           10509                               9321
                                                                            9930                               8738
                                                                            8780                               8032
                                                                            9179                               8185
                                                                           10028                               8813
Dec. 2001                                                                  10289                               8890
                                                                           10053                               8761
                                                                            9718                               8592
                                                                           10330                               8915
                                                                            9678                               8374
                                                                            9514                               8313
Jun. 2002                                                                   8524                               7720
                                                                            7690                               7119
                                                                            7592                               7165
                                                                            6806                               6387
                                                                            7551                               6949
                                                                            8303                               7358
Dec. 2002                                                                   7698                               6925
                                                                            7534                               6744
                                                                            7510                               6643
                                                                            7608                               6707
                                                                            8316                               7260
                                                                            8891                               7642
Jun. 2003                                                                   9031                               7740
                                                                            9285                               7876
                                                                            9507                               8030
                                                                            9327                               7945
                                                                            9935                               8394
                                                                           10074                               8468
Dec. 2003                                                                  10551                               8912
                                                                           10946                               9076
                                                                           11102                               9202
                                                                           10831                               9064
                                                                           10554                               8921
                                                                           10677                               9043
Jun. 2004                                                                  10875                               9219
                                                                           10413                               8914
                                                                           10363                               8949
                                                                           10536                               9046
                                                                           10725                               9184
                                                                           11130                               9556
Dec. 2004                                                                  11542                               9881

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                      Since                          Since
Periods Ending December 31, 2004                            1 Year      5 Year      Inception         5 Year       Inception
S&P 500 Index*                                              10.87%      -2.30%        -0.21%          -10.98%        -1.19%
U.S. Large Cap Trust Series I                                9.39%       2.36%         2.56%           12.36%        15.42%
U.S. Large Cap Trust Series II+++                            9.11%                     4.55%                         13.93%
U.S. Large Cap Trust Series III***                           9.14%                    14.46%                         19.57%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the U.S. Large Cap Trust Series I returned +9.39%, underperforming the +10.87% return of the S&P 500 Index.

ENVIRONMENT: The portfolio's positioning in Health Care, specifically within the pharmaceuticals industry, was the main detractor from results for the year. In addition, stock selection within Information Technology, Consumer Discretionary and Materials also detracted from performance. Stock selection within the Telecommunication Services sector was the largest contributor to results, and stock selection within the Financials and Consumer Staples sectors also helped. The Trust's overweight in Energy and Energy Equipment contributed positively due to high oil prices.

OUTLOOK: As a result of many individual decisions on stocks, the portfolio in aggregate is underweight mega-cap stocks and emphasizes relatively smaller companies within the large-cap universe. The portfolio's largest deviations from the S&P 500 Index on a sector basis are overweight positions in Health Care and Information Technology. Within Health Care, many pharmaceutical stocks have compelling cash flows and historically low valuations. A number of these companies have strong earnings growth potential because of promising drugs in the late stages of development, though expectations for some companies are lower after setbacks for specific drugs. In the Technology sector, we anticipate stronger demand than current valuations suggest.

                                      xxxii

                               CORE EQUITY TRUST

INVESTMENT OBJECTIVE &   To seek long-term capital growth. The portfolio invests,
  POLICIES:              under normal market conditions, primarily in equity
                         securities that, in the subadviser's opinion, offer the
                         potential for capital growth. The subadviser seeks to
                         purchase securities at large discounts to the subadviser's assessment of their intrinsic value.
SUBADVISER:              Legg Mason Funds Management, Inc. ("Legg Mason")
PORTFOLIO MANAGERS:      Bill Miller, Mary Chris Gay
INCEPTION DATE:          May 3, 2004

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[CORE EQUITY TRUST PERFORMANCE GRAPH]

                                                                 CORE EQUITY TRUST SERIES I               S&P 500 INDEX
                                                                 --------------------------               -------------
Apr. 2004                                                                  10000                              10000
May 2004                                                                   10064                              10137
Jun. 2004                                                                  10456                              10334
Jul. 2004                                                                   9648                               9992
Aug. 2004                                                                   9696                              10032
Sep. 2004                                                                   9864                              10140
Oct. 2004                                                                   9952                              10295
Nov. 2004                                                                  10720                              10712
Dec. 2004                                                                  11384                              11076

                              PERFORMANCE TABLE**

                                                              Cumulative Total Return
                                                                       Since
                                                                     Inception
Periods Ending December 31, 2004
S&P 500 Index*                                                         10.76%
Core Equity Trust Series I                                             13.84%
Core Equity Trust Series II                                            13.68%
Core Equity Trust Series III                                           13.60%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since the Trust's inception on May 3, 2004, the Core Equity Trust Series I generated a return of +13.84% versus a 10.76% return for the benchmark S&P 500 Index.

ENVIRONMENT: The fourth quarter advance was really a continuation of a rally that began on August 12th, when the S&P 500 bottomed at 1,063.23. By the end of September, the S&P 500 had already returned 4.8% off its low on the strength (in our opinion) of corporate earnings that continued to exceed expectations. In the remaining two months of the year, market strength fed on itself, as hedge funds and other investors sitting on the sidelines jumped back into the market.

OUTLOOK: Despite the fact that stocks have gotten off to a rocky start in the early days of the new year, we are optimistic about the outlook for equities in 2005 our most likely scenario calls for a are a reasonable expectation, although, obviously, neither we -- nor anyone else -- knows for sure. Obviously, the economic outlook is never without areas of concern and, thus, we will be keeping an eye on the dollar and oil prices. For now, the dollar appears to be stabilizing versus its major trading partners, and the oil futures market implies that crude prices -- while still high -- are likely to moderate as the year progresses.

                                      xxxiii

                             STRATEGIC VALUE TRUST

INVESTMENT OBJECTIVE &   To seek capital appreciation. The portfolio invests, under
  POLICIES:              normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred
                         stock, convertible securities and depositary receipts, of
                         companies which MFS believes are undervalued in the market relative to their long term potential.
SUBADVISER:              MFS Investment Management
PORTFOLIO MANAGERS:      Kenneth J. Enright, Katrina Mead, Alan Langsner
INCEPTION DATE:          April 30, 2001 (manager, investment process & style changed as of May 1, 2003)

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[STRATEGIC VALUE TRUST PERFORMANCE GRAPH]

                                       STRATEGIC VALUE TRUST                           RUSSELL 1000 VALUE
                                             SERIES I             S&P 500 INDEX              INDEX              COMBINED INDEX
                                       ---------------------      -------------        ------------------       --------------
Apr.2001                                       10000                  10000                  10000                  10000
                                                9960                  10067                  10225                  10067
Jun.2001                                        9568                   9822                   9998                   9822
                                                9135                   9726                   9977                   9725
                                                8296                   9117                   9577                   9117
Sep.2001                                        7303                   8381                   8903                   8380
                                                7712                   8541                   8826                   8540
                                                8383                   9196                   9339                   9195
Dec.2001                                        8560                   9276                   9559                   9276
                                                8168                   9141                   9486                   9141
                                                8048                   8964                   9501                   8964
Mar.2002                                        8472                   9302                   9950                   9301
                                                7968                   8738                   9609                   8737
                                                7736                   8673                   9657                   8673
Jun.2002                                        6976                   8055                   9103                   8055
                                                6305                   7427                   8257                   7427
                                                6376                   7476                   8319                   7476
Sep.2002                                        5729                   6664                   7394                   6664
                                                6152                   7250                   7942                   7250
                                                6704                   7677                   8442                   7677
Dec.2002                                        6232                   7225                   8075                   7225
                                                6088                   7036                   7880                   7036
                                                5936                   6930                   7670                   6931
Mar.2003                                        5976                   6997                   7683                   6998
                                                6545                   7574                   8359                   7574
                                                6977                   7973                   8899                   8063
Jun.2003                                        7161                   8075                   9010                   8164
                                                7217                   8217                   9144                   8286
                                                7425                   8378                   9287                   8415
Sep.2003                                        7257                   8289                   9196                   8333
                                                7505                   8758                   9758                   8843
                                                7537                   8835                   9890                   8963
Dec.2003                                        8025                   9298                  10500                   9515
                                                8249                   9469                  10685                   9683
                                                8489                   9601                  10914                   9890
Mar.2004                                        8241                   9456                  10818                   9803
                                                8207                   9308                  10554                   9564
                                                8175                   9435                  10661                   9661
Jun.2004                                        8513                   9618                  10913                   9890
                                                8272                   9300                  10759                   9750
                                                8384                   9337                  10913                   9889
Sep.2004                                        8497                   9438                  11082                  10042
                                                8681                   9582                  11266                  10209
                                                9115                   9970                  11835                  10725
Dec.2004                                        9469                  10310                  12232                  11085

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
S&P 500 Index*                                                 10.87%              0.84%                          3.10%
Russell 1000 Value Index*                                      16.49%              5.65%                         22.32%
Combined Index++                                               16.49%              2.85%                         10.85%
Strategic Value Trust Series I                                 17.98%             -1.48%                         -5.31%
Strategic Value Trust Series II+++                             17.79%              4.83%                         14.82%
Strategic Value Trust Series III***                            17.79%             18.67%                         25.42%

 ++ The Combined Index represents the performance of the S&P 500 Index from inception to April 30, 2003 and the Russell 1000 Value Index from May 1, 2003 thereafter.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Strategic Value Trust Series I returned +17.98%, outperforming the +16.49% return of the Russell 1000 Value Index.

ENVIRONMENT: Stock selection in the Utilities and Communications sector was the biggest contributor to the portfolio's performance during the period relative to its benchmark, the Russell 1000 Value Index. Standout stocks in the sector were a Texas-based electric power generator and two telecommunications companies.

Stock selection in the Basic Materials sector helped boost relative performance as well. We benefited from overweighting a manufacturer of glass containers and plastic packaging and from holding a Brazilian-based iron ore mining company, whose stock rose sharply during the year.

Our overweighted position in the Health Care sector was the biggest detractor from relative performance during the period. Our holdings in a pharmaceutical giant declined, as revelations of potentially serious side effects associated with the use of anti-inflammatory drugs triggered a sell-off in shares of the company's stock.

Our stock selection in the Retailing and Leisure sectors also hurt relative performance. In the Leisure sector, we had overweighted a media company as we expected that a better economy would drive a pronounced rebound in advertising markets. That scenario failed to play out, and the stock declined.

                                      xxxiv

                             LARGE CAP VALUE TRUST

INVESTMENT OBJECTIVE &   The portfolio seeks long-term growth of capital through
  POLICIES:              investment primarily in a diversified portfolio of equity
                         securities of large-cap companies located in the United
                         States. The portfolio seeks to achieve its investment
                         objective by investing at least 80% of its net assets in
                         common stocks of large cap companies the subadvisor selects from among those that are, at the time of purchase, included in the Russell 1000 Index.
SUBADVISER:              Mercury Advisors
PORTFOLIO MANAGER:       Bob Doll
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LARGE CAP VALUE TRUST PERFORMANCE GRAPH]

                                                               LARGE CAP VALUE TRUST SERIES I        RUSSELL 1000 VALUE INDEX
                                                               ------------------------------        ------------------------
Apr. 2003                                                                  10000                              10000
                                                                           10504                              10646
Jun. 2003                                                                  10696                              10779
                                                                           10832                              10939
Aug. 2003                                                                  11128                              11110
                                                                           11152                              11001
Oct. 2003                                                                  12152                              11674
                                                                           12536                              11833
Dec. 2003                                                                  12765                              12562
                                                                           13270                              12783
Feb. 2004                                                                  13621                              13057
                                                                           13760                              12943
Apr. 2004                                                                  13088                              12626
                                                                           13311                              12755
Jun. 2004                                                                  13738                              13057
                                                                           13335                              12873
Aug. 2004                                                                  13270                              13056
                                                                           13903                              13258
Oct. 2004                                                                  14010                              13479
                                                                           15120                              14160
Dec. 2004                                                                  15547                              14634

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 1000 Value Index*                                      16.49%             25.67%                         46.34%
Large Cap Value Trust Series I                                 21.80%             30.50%                         55.47%
Large Cap Value Trust Series II                                21.53%             30.23%                         54.93%
Large Cap Value Trust Series III***                                                                              13.48%

  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: April 23, 2004.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Large Cap Value Trust Series I returned +21.80%, outperforming the +16.49% return of the Russell 1000 Value Index.

ENVIRONMENT: The Trust's performance versus the benchmark for the year benefited significantly from strong stock selection in the Health Care, Utilities, Industrial and Materials sectors. However, overweights in Information Technology, Consumer Discretionary and Health Care stocks hindered the relative return.

OUTLOOK: We believe that U.S. and global economic growth should continue at a respectable pace in 2005 as self-sustaining mechanisms of profitability, productivity and employment gains continue. In our opinion, profit growth will continue but at a noticeably reduced pace due to a slowdown in demand, moderating productivity gains, rising compensation costs and already record profit margins.

We expect that the Federal Reserve will continue to raise rates by a margin similar to that recorded in 2004 due to generally good and broad-based economic growth, a modest rise in inflation and the general desire to "normalize" rates (with the deflation threat considerably diminished). Our view is that a rise in rates is likely, reflecting the Fed's actions, some inflation pick-up, the dollar decline and the unlikelihood of continued massive foreign central bank buying. We believe that rising interest rates and slowing earnings growth will limit potential gains for stocks. On the positive side, continuation of the strong productivity growth of the U.S. economy could create better-than-expected non-inflationary growth.

                              CLASSIC VALUE TRUST

INVESTMENT OBJECTIVE &   The portfolio seeks long-term growth of capital by
  POLICIES:              investing, under normal circumstances, at least 80% of its net assets in domestic equity securities.
SUBADVISER:              Pzena Investment Management, LLC
PORTFOLIO MANAGERS:      John P. Goetz, A. Rama Krishna, Richard S. Pzena
INCEPTION DATE:          May 3, 2004

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SCIENCE & TECHNOLOGY TRUST PERFORMANCE GRAPH]

                                                                CLASSIC VALUE TRUST SERIES I         RUSSELL 1000 VALUE INDEX
                                                                ----------------------------         ------------------------
Apr. 2004                                                                  10000                              10000
May 2004                                                                   10040                              10102
Jun. 2004                                                                  10272                              10341
Jul. 2004                                                                   9968                              10195
Aug. 2004                                                                   9992                              10340
Sep. 2004                                                                  10104                              10500
Oct. 2004                                                                  10152                              10675
Nov. 2004                                                                  10656                              11215
Dec. 2004                                                                  11131                              11590

                              PERFORMANCE TABLE**

                                                                     Cumulative Total Return
                                                                              Since
Periods Ending December 31, 2004                                            Inception
Russell 1000 Value Index*                                                     15.90%
Classic Value Trust Series I                                                  11.31%
Classic Value Trust Series II                                                 11.17%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period from May 3, 2004 (inception) through year end 2004, the Classic Value Trust Series I returned +11.31%, underperforming the +15.90% return of the Russell 1000 Value index.

ENVIRONMENT: At the beginning of 2004, we viewed the stock market as fairly valued and anticipated a moderate return for the overall market. In addition, value opportunities were limited by the narrow valuation gap between the least expensive and most expensive segments of the market. Valuations were compressed further in 2004 as value shares outpaced growth issues of all sizes.

Given our modest performance expectations and the market's valuation compression, we lowered the portfolio's risk profile in 2004. We found the best investment opportunities in relatively stable areas, such as non-bank financials. As a result, the Financial Services sector made up about 40% of the portfolio during the year and produced the greatest contribution to returns. In contrast, we limited our exposure to the Energy and Utilities sectors because we found few attractively valued opportunities in these areas. These sectors outperformed the market, however, as oil prices rose beyond what we would consider their long-term normal levels, and utility stocks benefited from continued low interest rates.

OUTLOOK: Moving into the new year, the portfolio's largest weights are in Financial Services, Health Care and Consumer Discretionary stocks. At this point, value stocks have closed the valuation gap relative to the broad market that was created during the bubble period of the late '90s. In addition, the stock market in general appears to be fairly valued relative to fixed income alternatives, implying mid-single digit market returns. As a result, the opportunity for value outperformance driven by general market valuation disparities has been fully exploited, and future returns may depend more on stock selection and the ability to identify company-specific valuation anomalies.

                                      xxxvi

                                UTILITIES TRUST

INVESTMENT OBJECTIVE     To achieve capital growth and current income (income above
  & POLICIES:            that available from a portfolio invested entirely in equity securities) by investing at least 80% of the portfolio's
                         total assets in equity and debt securities of domestic and foreign companies in the utilities industry.
SUBADVISER:              MFS Investment Management(R)
PORTFOLIO MANAGERS:      Maura A. Shaughnessy
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[UTILITIES TRUST PERFORMANCE GRAPH]

                                                                  UTILITIES TRUST SERIES I             S&P UTILITIES INDEX
                                                                  ------------------------             -------------------
Apr. 2001                                                                 10000.00                           10000.00
                                                                           9688.00                            9681.00
Jun. 2001                                                                  9048.00                            8910.00
                                                                           8712.00                            8499.00
                                                                           8216.00                            8268.00
Sep. 2001                                                                  7424.00                            7311.00
                                                                           7424.00                            7284.00
                                                                           7336.00                            6893.00
Dec. 2001                                                                  7470.00                            7073.00
                                                                           6891.00                            6666.00
                                                                           6698.00                            6519.00
Mar. 2002                                                                  7068.00                            7312.00
                                                                           6787.00                            7176.00
                                                                           6465.00                            6539.00
Jun. 2002                                                                  5966.00                            6075.00
                                                                           5404.00                            5226.00
                                                                           5661.00                            5422.00
Sep. 2002                                                                  5243.00                            4721.00
                                                                           5436.00                            4636.00
                                                                           5652.00                            4758.00
Dec. 2002                                                                  5717.00                            4952.00
                                                                           5733.00                            4800.00
                                                                           5621.00                            4573.00
Mar. 2003                                                                  5749.00                            4797.00
                                                                           6264.00                            5212.00
                                                                           6729.00                            5756.00
Jun. 2003                                                                  6891.00                            5821.00
                                                                           6704.00                            5441.00
                                                                           6794.00                            5545.00
Sep. 2003                                                                  6932.00                            5792.00
                                                                           7063.00                            5853.00
                                                                           7217.00                            5859.00
Dec. 2003                                                                  7690.00                            6252.00
                                                                           7959.00                            6385.00
                                                                           8082.00                            6510.00
Mar. 2004                                                                  8025.00                            6575.00
                                                                           7901.00                            6333.00
                                                                           7951.00                            6391.00
Jun. 2004                                                                  8132.00                            6490.00
                                                                           8108.00                            6597.00
                                                                           8355.00                            6867.00
Sep. 2004                                                                  8619.00                            6927.00
                                                                           9014.00                            7264.00
                                                                           9484.00                            7571.00
Dec. 2004                                                                  9954.00                            7770.00

                              PERFORMANCE TABLE**

                                                          Average Annual Total Return              Cumulative Total Return
                                                                              Since                         Since
Periods Ending December 31, 2004                          1 Year            Inception                     Inception
S&P Utilities Index*                                       24.28%             -6.65%                       -22.30%
Utilities Trust Series I                                   29.42%             -0.13%                        -0.46%
Utilities Trust Series II+++                               29.23%             12.29%                        40.46%
Utilities Trust Series III***                              29.01%             31.36%                        43.47%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Utilities Trust Series I returned +29.42%, outperforming the 24.28% return of the S&P Utilities Index.

ENVIRONMENT: The year 2004 was a bumpy ride with a smooth finish. In the end, improving fundamental factors such as corporate spending and earnings growth triumphed and drove equity markets to solid annual gains. During the year, investors endured skyrocketing oil prices, rising short-term interest rates, a volatile and retreating U.S. dollar, record budget and trade deficits and war in Iraq -- and for a time it seemed these factors would lead to flat or negative annual performance for many investments. But by the fourth quarter, oil prices retreated, investors seemed to adopt a less negative view of other economic issues, and markets appeared to recognize that both corporate profits and economic growth were up solidly, if not spectacularly, for the year.

Electric power generators made the largest contribution to the portfolio's outperformance relative to our benchmark. Positioning in the natural gas distribution area also helped. Portfolio returns were also aided by the depreciation of the U.S. dollar against most non-U.S. floating currencies. For U.S. investors in overseas companies, currency movement helped performance as profits in overseas stocks were converted back into dollars. The effect was particularly strong for overseas holdings in the electric power, telephone services and wireless communications industries.

Our holdings in the broadcast and cable TV area were the most significant detractors from relative results. Stiffer competition was also a concern during the period, as cable, broadcast and telephone companies increasingly offered similar kinds of services to consumers. The portfolio's positions in the entertainment industry also underperformed. While electric power generators were the portfolio's strongest area over the period, missing some additional opportunities in the industry detracted from relative performance.

                                      xxxvii

                          REAL ESTATE SECURITIES TRUST

INVESTMENT OBJECTIVE &   To achieve a combination of long-term capital appreciation
  POLICIES:              and current income, the portfolio invests, under normal
                         market conditions, at least 80% of net assets (plus any
                         borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                         companies. Equity securities include common stock, preferred stock and securities convertible into common stock.
SUBADVISER:              Deutsche Asset Management
PORTFOLIO MANAGERS:      Karen J. Knudson, John F. Robertson, John W. Vojtick, Jerry
                         W. Ehlinger and Mark D. Zeisloft
INCEPTION DATE:          April 30, 1987++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[REAL ESTATE SECURITIES TRUST PERFORMANCE GRAPH]

                                             REAL ESTATE SECURITIES TRUST     WILSHIRE REAL ESTATE         MORGAN STANLEY REIT
                                                       SERIES I                 SECURITIES INDEX                  INDEX
                                             ----------------------------     --------------------         -------------------
Dec. 1994                                               10000                         10000                       10000
                                                         9689                          9677                        9651
                                                         9885                          9980                        9812
                                                         9847                         10038                        9838
                                                         9847                          9966                        9742
                                                        10236                         10295                       10164
                                                        10585                         10474                       10387
                                                        10774                         10643                       10503
                                                        11064                         10773                       10589
                                                        11183                         10971                       10813
                                                        10897                         10631                       10475
                                                        10892                         10742                       10609
Dec. 1995                                               11513                         11365                       11290
                                                        11632                         11522                       11394
                                                        11724                         11750                       11528
                                                        11651                         11845                       11518
                                                        11671                         11898                       11513
                                                        11998                         12163                       11789
                                                        12207                         12407                       12010
                                                        12162                         12296                       12034
                                                        12676                         12819                       12505
                                                        12900                         13139                       12789
                                                        13349                         13495                       13133
                                                        13836                         14055                       13754
Dec. 1996                                               15508                         15555                       15343
                                                        15462                         15778                       15362
                                                        15471                         15787                       15303
                                                        15535                         15841                       15377
                                                        14986                         15329                       14877
                                                        15462                         15786                       15324
                                                        16313                         16569                       16134
                                                        16807                         17114                       16572
                                                        16588                         16987                       16460
                                                        18152                         18662                       18016
                                                        17585                         17869                       17529
                                                        17914                         18228                       17789
Dec. 1997                                               18363                         18635                       18193
                                                        18116                         18372                       17933
                                                        17841                         18137                       17645
                                                        18326                         18494                       18062
                                                        17660                         17912                       17423
                                                        17566                         17740                       17271
                                                        17504                         17646                       17269
                                                        16299                         16418                       16057
                                                        14689                         14712                       14544
                                                        15572                         15536                       15444
                                                        15291                         15323                       15153
                                                        15520                         15611                       15391
Dec. 1998                                               15343                         15388                       15117
                                                        14886                         15054                       14711
                                                        14626                         14935                       14469
                                                        14419                         14854                       14390
                                                        15846                         16438                       15781
                                                        16109                         16715                       16115
                                                        15703                         16431                       15816
                                                        15123                         15802                       15318
                                                        14882                         15565                       15171
                                                        14247                         14863                       14536
                                                        14039                         14586                       14204
                                                        13721                         14357                       13994
Dec. 1999                                               14116                         14897                       14429
                                                        13721                         14958                       14519
                                                        13305                         14673                       14288
                                                        14170                         15315                       14813
                                                        14907                         16407                       15808
                                                        15134                         16604                       15954
                                                        15214                         17164                       16349
                                                        16206                         18705                       17832
                                                        16069                         18032                       17101
                                                        16513                         18618                       17628
                                                        16058                         17810                       16791
                                                        16354                         18210                       17084
Dec. 2000                                               17744                         19476                       18299
                                                        17596                         19671                       18378
                                                        17186                         19262                       18062
                                                        17095                         19277                       18210
                                                        17513                         19736                       18632
                                                        17690                         20288                       19049
                                                        18633                         21386                       20199
                                                        18185                         20958                       19762
                                                        18704                         21690                       20494
                                                        17737                         20404                       19675
                                                        17100                         19641                       19015
                                                        17902                         20913                       20124
Dec. 2001                                               18303                         21520                       20646
                                                        18303                         21612                       20599
                                                        18657                         22107                       21007
                                                        19825                         23467                       22360
                                                        19919                         23612                       22715
                                                        20345                         23851                       22861
                                                        20758                         24340                       23517
                                                        19493                         22833                       22198
                                                        19664                         22842                       22235
                                                        18946                         21833                       21427
                                                        17900                         20745                       20352
                                                        18581                         21772                       21290
Dec. 2002                                               18776                         22090                       21467
                                                        18363                         21443                       20876
                                                        18679                         21758                       21250
                                                        19214                         22311                       21696
                                                        20011                         23250                       22612
                                                        21101                         24585                       23890
                                                        21502                         25064                       24443
                                                        22705                         26518                       25740
                                                        23081                         26801                       25897
                                                        23896                         27705                       26811
                                                        24146                         28126                       27263
                                                        25324                         29343                       28460
Dec. 2003                                               26126                         30277                       29355
                                                        26878                         31403                       30641
                                                        27556                         32047                       31154
                                                        29047                         33941                       32892
                                                        25323                         29230                       28017
                                                        26970                         31442                       30028
                                                        27665                         32376                       30880
                                                        27729                         32570                       31042
                                                        29827                         35108                       33536
                                                        29724                         35039                       33469
                                                        31397                         36931                       35300
                                                        32722                         38675                       36797
Dec. 2004                                               34498                         40805                       38596

                              PERFORMANCE TABLE**

                                                  Average Annual Total Return                         Cumulative Total Return
                                                                   Since           Since++                                Since
Periods Ending December 31, 2004  1 Year    5 Year    10 Year    Inception      Nov 25, 2002       5 Year    10 Year    Inception
Morgan Stanley REIT Index*+       31.48%    21.75%     14.46%                       33.05%         167.49%   285.96%
Wilshire Real Estate Securities
  Index*                          34.78%    22.33%     15.10%                       35.19%         173.91%   308.05%
Real Estate Securities Trust
  Series I                        32.04%    19.57%     13.18%                       34.54%         144.39%   244.98%
Real Estate Securities Trust
  Series II+++                    31.77%                           24.17%           34.27%                                88.65%
Real Estate Securities Trust
  Series III***                   31.68%                           32.76%                                                 45.49%

  ++ Current subadviser assignment became effective November 25, 2002.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.
  + The Morgan Stanley REIT Index was added to more accurately reflect the investment objective of the Real Estate Securities Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Real Estate Securities Trust Series I returned +32.04%, outperforming the +31.48% return of the Morgan Stanley REIT Index.

ENVIRONMENT: REITs outperformed the broader U.S. equity markets for the fifth straight year in 2004 and by year end, REIT market prices had reached another all-time high. Improving real estate fundamentals and strong funds flows helped to push the REIT market higher this year. The Trust outperformed the Morgan Stanley REIT Index this year due to positive sector and stock selection. Individual holdings in retail, apartment, hotel, mall and storage sectors performed particularly well on a relative basis, while holdings within the office and retail sectors served as a drag on the portfolio. From a sector perspective, the mall, hotel, retail and apartment sectors outperformed the benchmark and the other property types during the year, while the health care, specialty, office, industrial and storage sectors lagged. As such, relative sector performance for the Trust was helped by an overweight position in hotel and mall sectors and underweight positions in office and health care sectors. Meanwhile, an overweight position in the underperforming apartment sector, coupled with an underweight in the outperforming retail sector, detracted from annual performance.

OUTLOOK: Even as fundamentals are improving for real estate, we are cautious about returns in 2005. Although REITs continue to provide investors with attractive diversification benefits, we expect returns will fall below historical averages this year as the sector digests the performance of the past several years. That said, accelerating earning growth and increased investor demand for real estate should provide support for current valuations.

                                     xxxviii

                         SMALL CAP OPPORTUNITIES TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing,
  POLICIES:              under normal circumstances, at least 80% of its net assets in smaller-capitalization companies that the managers
                         believe are undervalued but have stable or improving
                         earnings records and sound finances. Small-capitalization
                         companies generally have a market capitalization below $1.5 billion at the time of purchase.
SUBADVISER:              Munder Capital Management
PORTFOLIO MANAGERS:      Robert E. Crosby, Julie R. Hollinshead and John P.
                         Richardson
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SMALL CAP OPPORTUNITIES TRUST PERFORMANCE GRAPH]

                                                               SMALL CAP OPPORTUNITIES TRUST
                                                                          SERIES I                   RUSSELL 2000 VALUE INDEX
                                                               -----------------------------         ------------------------
Apr. 2003                                                                  10000                              10000
May 2003                                                                   10568                              11021
Jun. 2003                                                                  10969                              11207
Jul. 2003                                                                  11233                              11766
Aug. 2003                                                                  11545                              12214
Sep. 2003                                                                  11777                              12073
Oct. 2003                                                                  12897                              13057
Nov. 2003                                                                  13385                              13559
Dec. 2003                                                                  14000                              14050
Jan. 2004                                                                  14336                              14535
Feb. 2004                                                                  14745                              14817
Mar. 2004                                                                  15121                              15022
Apr. 2004                                                                  14238                              14245
May 2004                                                                   14417                              14417
Jun. 2004                                                                  15078                              15149
Jul. 2004                                                                  14776                              14453
Aug. 2004                                                                  14955                              14595
Sep. 2004                                                                  15541                              15172
Oct. 2004                                                                  15516                              15407
Nov. 2004                                                                  16860                              16775
Dec. 2004                                                                  17609                              17175

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 2000 Value Index*                                      22.25%             38.34%                         71.75%
Small Cap Opportunities Trust Series I                         25.78%             40.69%                         76.09%
Small Cap Opportunities Trust Series II                        25.48%             40.39%                         75.47%
Small Cap Opportunities Trust Series III+++                    25.45%             34.37%                         47.84%

+++ Series III inception date: September 5, 2003
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Small Cap Opportunities Trust Series I returned +25.78%, outperforming the +22.25% return of the Russell 2000 Value Index.

ENVIRONMENT: The portfolio had good absolute and relative returns for the quarter and year. An overweight in Energy and good stock selection contributed to the portfolio's relative strength. Sectors with the best relative performance included Industrials, Information Technology, Consumer Staples and certain segments of the Financials sector. In contrast, the poor performance of individual holdings in the Health Care sector and an underweight in the Materials sector held back returns. The portfolio's focus on companies with a high return on capital, consistency in earnings and attractive valuations makes it difficult to find appropriate companies in the Materials and Utilities sectors. For the year, several Consumer Discretionary stocks with good earnings posted strong relative performance.

OUTLOOK: Small-cap stocks have significantly outperformed large-cap stocks over the past five years, and many analysts believe that small-cap stocks are no longer attractive on a relative basis. We agree that the valuation discount has been eliminated, but we continue to view the portfolio's holdings favorably. The portfolio continues to sell at a price/earnings discount relative to the Russell 2000 Value universe, while the average company in the portfolio remains significantly more profitable. We will continue to focus on companies that have a high return on capital while selling at attractive valuations.

                                      xxxix

                           SMALL COMPANY VALUE TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing at least
  & POLICIES:            80% of its net assets in companies with market
                         capitalizations that do not exceed the maximum market
                         capitalization of any security in the Russell 2000 Index at the time of purchase. Portfolio securities are also selected by what T. Rowe Price believes to be undervalued companies that have good prospects for capital appreciation.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Preston G. Athey
INCEPTION DATE:          October 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SMALL COMPANY VALUE TRUST PERFORMANCE GRAPH]

                                                              SMALL COMPANY VALUE TRUST SERIES
                                                                             I                       RUSSELL 2000 VALUE INDEX
                                                              --------------------------------       ------------------------
Sep. 1997                                                                  10000                              10000
                                                                            9512                               9728
                                                                            9496                               9835
Dec. 1997                                                                   9552                              10168
                                                                            9368                               9984
                                                                           10032                              10587
                                                                           10448                              11017
                                                                           10622                              11071
                                                                           10141                              10679
Jun. 1998                                                                   9965                              10620
                                                                            9213                               9788
                                                                            7652                               8255
                                                                            8140                               8722
                                                                            8164                               8981
                                                                            8677                               9224
Dec. 1998                                                                   9101                               9514
                                                                            9037                               9298
                                                                            8341                               8663
                                                                            8356                               8591
                                                                            8627                               9375
                                                                            8771                               9663
Jun. 1999                                                                   9276                              10013
                                                                            9139                               9775
                                                                            8891                               9419
                                                                            8899                               9230
                                                                            8810                               9046
                                                                            9099                               9093
Dec .1999                                                                   9828                               9371
                                                                            9660                               9126
                                                                           10541                               9684
                                                                           10125                               9730
                                                                            9746                               9787
                                                                            9240                               9637
Jun. 2000                                                                   9898                               9919
                                                                            9673                              10249
                                                                           10234                              10707
                                                                           10106                              10646
                                                                           10058                              10608
                                                                            9408                              10391
Dec. 2000                                                                  10412                              11509
                                                                           10533                              11827
                                                                           10420                              11810
                                                                           10067                              11621
                                                                           10610                              12159
                                                                           10876                              12472
Jun. 2001                                                                  11044                              12973
                                                                           10892                              12682
                                                                           10611                              12638
                                                                            9622                              11243
                                                                            9976                              11536
                                                                           10426                              12366
Dec. 2001                                                                  11092                              13124
                                                                           11333                              13298
                                                                           11502                              13379
                                                                           12314                              14381
                                                                           12796                              14887
                                                                           12263                              14395
Jun. 2002                                                                  11907                              14076
                                                                           10314                              11985
                                                                           10362                              11931
                                                                            9797                              11079
                                                                            9966                              11246
                                                                           10532                              12143
Dec. 2002                                                                  10435                              11624
                                                                           10063                              11296
                                                                            9796                              10917
                                                                           10144                              11034
                                                                           11083                              12082
                                                                           11750                              13315
Jun. 2003                                                                  11864                              13541
                                                                           12336                              14216
                                                                           12703                              14756
                                                                           12500                              14587
                                                                           13306                              15776
                                                                           13656                              16381
Dec. 2003                                                                  13949                              16974
                                                                           14274                              17561
                                                                           14534                              17901
                                                                           14828                              18149
                                                                           14475                              17210
                                                                           14731                              17418
Jun. 2004                                                                  15597                              18303
                                                                           15011                              17461
                                                                           14928                              17632
                                                                           15637                              18330
                                                                           15934                              18615
                                                                           17181                              20267
Dec. 2004                                                                  17478                              20751

                              PERFORMANCE TABLE**

                                                                                                           Cumulative Total
                                                         Average Annual Total Return                            Return
                                                                       Since          Since++                          Since
Periods Ending December 31, 2004             1 Year      5 Year      Inception      Apr 30, 2001         5 Year      Inception
Russell 2000 Value Index*                    22.25%      17.23%        10.59%          15.69%            121.44%      107.51%
Small Company Value Trust Series I           25.31%      12.20%         8.01%          14.56%             77.83%       74.78%
Small Company Value Trust Series II+++       25.06%                    16.55%                                          56.67%
Small Company Value Trust Series III***      24.99%                    24.86%                                          34.15%

  ++ Current subadvisor assignment became effective April 30, 2001.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Small Company Value Trust Series I returned +25.31%, outperforming the +22.25% return of the Russell 2000 Value Index.

ENVIRONMENT: U.S. stocks rose moderately in 2004, extending the previous year's brisk gains. After beginning the year on a strong note, stocks struggled as economic growth moderated amid rising short-term interest rates, surging energy costs and a heated presidential campaign. Small- and mid-cap shares outperformed their larger counterparts. As measured by various Russell indexes, growth stocks lagged value across all sizes of stocks.

Our returns were helped considerably by our significant investments in the Industrials and Business Services sector. The air freight and road and rail industries benefited from increased economic activity as more raw materials and finished goods moved around the world. Other areas of strength included our regional and community bank holdings and hotel REITs, which benefited from the rebound in business travel. Relatively few of our holdings declined over the past year, although some lagged well behind the benchmark. Restaurant holdings were squeezed by rising commodity prices. The portfolio benefited throughout most of the year from the market's renewed focus on earnings, cash flow and sales growth.

OUTLOOK: Small-cap stocks have beaten large-cap stocks for the past six years, and while growth stocks outperformed their value stock counterparts during the fourth quarter, value stocks maintain a significant five-year advantage. Given that we are near the upper end of historic relative valuation levels for small-cap stocks, we are cautious. We continue to find good risk/reward candidates among small-cap stocks, but they are somewhat harder to find than in previous years.

                                        xl

                              SPECIAL VALUE TRUST

INVESTMENT OBJECTIVE &   To seek to achieve long-term growth of capital by investing
  POLICIES:              in the common stock and other equity securities of
                         smaller-capitalized U.S. companies believed to be
                         undervalued.
SUBADVISER:              Salomon Brothers Asset Management
PORTFOLIO MANAGERS:      Peter J. Hable and John Goode
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SPECIAL VALUE TRUST PERFORMANCE GRAPH]

                                                                SPECIAL VALUE TRUST SERIES I         RUSSELL 2000 VALUE INDEX
                                                                ----------------------------         ------------------------
Apr. 2003                                                                  10000                              10000
May 2003                                                                   10416                              11021
Jun. 2003                                                                  10664                              11207
Jul. 2003                                                                  11184                              11766
Aug. 2003                                                                  11568                              12214
Sep. 2003                                                                  11344                              12073
Oct. 2003                                                                  11831                              13057
Nov. 2003                                                                  12151                              13559
Dec. 2003                                                                  12655                              14050
Jan. 2004                                                                  12983                              14535
Feb. 2004                                                                  13231                              14817
Mar. 2004                                                                  13319                              15022
Apr. 2004                                                                  13028                              14245
May 2004                                                                   13125                              14417
Jun. 2004                                                                  13720                              15149
Jul. 2004                                                                  13281                              14453
Aug. 2004                                                                  13118                              14595
Sep. 2004                                                                  13606                              15172
Oct. 2004                                                                  13752                              15407
Nov. 2004                                                                  14828                              16775
Dec. 2004                                                                  15210                              17175

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 2000 Value Index*                                      22.25%             38.34%                         71.75%
Special Value Trust Series I                                   20.18%             28.79%                         52.10%
Special Value Trust Series II                                  19.95%             28.54%                         51.62%
Special Value Trust Series III***                              20.18%             21.77%                         29.78%

  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Special Value Trust Series I returned +20.18%, underperforming the +22.25% return of the Russell 2000 Value Index.

ENVIRONMENT: The portfolio's underperformance versus the Russell 2000 Value Index can be partly attributed to underweight positions in the Financial and Industrial sectors. This was partially offset by our exposure to the Industrial and Consumer Discretionary sectors.

We were underweight the Financial sector all of 2004 because we felt that the risks were high that rising interest rates could adversely affect financial services firms. Although interest rates spiked early in the year, continued high demand for U.S. Treasury securities helped keep interest rates below levels we expected. As a result, the Financial sector performed well and our underweight position detracted from performance. Our interest rate outlook also caused us to underweight Utilities. However, the benign interest rate environment also helped Utility shares perform well.

OUTLOOK: The list of negatives that have been reviewed rather continuously over the last year includes higher energy prices, the seeming inability of the U.S. economy to generate robust and sustainable job growth, a large and growing trade deficit accompanied by record borrowings from foreigners, a weaker dollar, the threat of higher interest rates and the ongoing conflict in Iraq. We do not minimize these concerns, but they have all been aired extensively and may have been factored, at least in part, into equity prices.

We continue to characterize ourselves as "sober bulls" because the economic and political landscape contains both pluses and minuses. Individuals have liquid assets of about $5 trillion, equal to approximately 40% of the value of all common stocks. Corporations have high free cash flow, balance sheets are in excellent shape, and capital expenditures have yet to reach late cycle peaks. In fact, the relationship of capital expenditures by the corporate sector to free cash flow is at a 50-year low.

                                       xli

                              MID CAP VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve capital appreciation by investing at least 80% of
  POLICIES:              the portfolio's net assets of investments in mid-sized
                         companies, with market capitalizations of approximately $500 million to $10 billion.
SUBADVISER:              Lord, Abbett & Co. LLC
PORTFOLIO MANAGER:       Eileen K. Banko, David G. Builder, Howard E. Hansen, Edward
                         K. von der Linde
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[MID CAP VALUE TRUST PERFORMANCE GRAPH]

                                                                MID CAP VALUE TRUST SERIES I       RUSSELL MID CAP VALUE INDEX
                                                                ----------------------------       ---------------------------
Apr. 2001                                                                  10000                              10000
                                                                           10240                              10284
Jun. 2001                                                                  10096                              10147
                                                                           10047                              10107
                                                                            9920                               9922
Sep. 2001                                                                   9248                               8975
                                                                            9656                               9023
                                                                           10152                               9654
Dec. 2001                                                                  10472                              10054
                                                                           10152                              10156
                                                                           10456                              10321
Mar. 2002                                                                  11049                              10848
                                                                           10953                              10841
                                                                           10936                              10825
Jun. 2002                                                                  10383                              10342
                                                                            9388                               9329
                                                                            9588                               9438
Sep. 2002                                                                   8851                               8485
                                                                            8995                               8754
                                                                            9757                               9306
Dec. 2002                                                                   9413                               9085
                                                                            9012                               8833
                                                                            8659                               8687
Mar. 2003                                                                   8652                               8716
                                                                            9215                               9379
                                                                            9811                              10204
Jun. 2003                                                                   9980                              10275
                                                                           10189                              10595
                                                                           10680                              10971
Sep. 2003                                                                  10471                              10886
                                                                           10866                              11685
                                                                           11189                              12023
Dec. 2003                                                                  11800                              12543
                                                                           12057                              12874
                                                                           12508                              13193
Mar. 2004                                                                  12588                              13214
                                                                           12425                              12655
                                                                           12458                              12979
Jun. 2004                                                                  12935                              13443
                                                                           12570                              13078
                                                                           12610                              13289
Sep. 2004                                                                  12975                              13676
                                                                           13080                              13992
                                                                           14131                              14938
Dec. 2004                                                                  14686                              15516

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell Mid Cap Value Index*                                   23.71%             12.73%                         55.16%
Mid Cap Value Trust Series I                                   24.46%             11.04%                         46.86%
Mid Cap Value Trust Series II+++                               24.22%             13.38%                         44.48%
Mid Cap Value Trust Series III***                              24.19%             26.14%                         35.98%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Mid Cap Value Trust Series I returned +24.46%, outperforming the +23.71% return of the Russell Mid Cap Value Index.

ENVIRONMENT: Stock selection within the Materials and Processing sector was the primary contributor to relative performance versus the benchmark Index during 2004. In particular, an agricultural products maker performed well as the result of strong earnings and better than expected free cash flow generation. Stock selection within the Health Care sector also aided returns. Additionally, within the Producer Durables sector, certain Capital Goods holdings performed well as earnings exceeded expectations due to revenue increases, expanding margins and increased product demand.

The primary detractor from performance during the year was the combination of stock selection and a relative underweight position within the Financial Services sector. In general, our holdings within this sector failed to keep pace with Index returns. Stock selection within the Utilities sector also detracted from returns as certain energy providers were affected by aggressive price competition in the unregulated energy business. Additionally, within the Consumer Discretionary sector, shares of a clothing and apparel designer were hurt by news of investigations regarding past tax practices.

OUTLOOK: We believe that we are in the middle of an economic expansion cycle, which is progressing unevenly across industries. Pockets of supply/demand imbalances are allowing some companies to raise prices, leading to rising profitability. These pockets include oilfield services, crop nutrients, coated paper and plywood. Other companies' profitability is rising due to strong and/or improving demand for their offerings such as voice over IP telephony, security software, large scale truck engines, mail order prescriptions and eye care solutions. Finally, at certain companies, management is reversing poor decisions and taking action to improve profitability and generate shareholder value. We continue to find and invest in all of these types of situations.

                                       xlii

                                  VALUE TRUST

INVESTMENT OBJECTIVE:    To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. The portfolio seeks to attain this objective by investing
                         primarily in equity securities of companies with
                         capitalizations similar to the market capitalization of
                         companies in the Russell Mid Cap Value Index. Under normal circumstances, the Value Trust invests at least 65% of its total assets in equity securities. These primarily include common stocks, but may also include preferred stocks,
                         convertible securities, rights, warrants, and ADR's. The
                         Value Trust may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding
                         ADRs.
SUBADVISER:              Van Kampen Investments
PORTFOLIO MANAGERS:      James A. Gilligan
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[VALUE TRUST PERFORMANCE GRAPH]

                                                                    VALUE TRUST SERIES I           RUSSELL MID CAP VALUE INDEX
                                                                    --------------------           ---------------------------
Dec. 1996                                                                  10000                              10000
                                                                           10328                              10314
                                                                           10464                              10489
                                                                           10144                              10170
                                                                           10536                              10427
                                                                           11168                              11041
Jun. 1997                                                                  11576                              11451
                                                                           12232                              12302
                                                                           12120                              12158
                                                                           12480                              12912
                                                                           11904                              12519
                                                                           12120                              12942
Dec. 1997                                                                  12214                              13437
                                                                           11991                              13176
                                                                           12882                              14056
                                                                           13328                              14780
                                                                           13353                              14697
                                                                           13155                              14354
Jun. 1998                                                                  12858                              14400
                                                                           12330                              13670
                                                                           10563                              11748
                                                                           10613                              12433
                                                                           11537                              13238
                                                                           12065                              13703
Dec. 1998                                                                  12003                              14120
                                                                           11739                              13791
                                                                           11611                              13488
                                                                           11842                              13680
                                                                           13174                              14976
                                                                           13191                              15039
Jun. 1999                                                                  13439                              15210
                                                                           12986                              14830
                                                                           12320                              14317
                                                                           11347                              13593
                                                                           11749                              13994
                                                                           11475                              13737
Dec. 1999                                                                  11669                              14104
                                                                           10866                              13261
                                                                           10196                              12706
                                                                           11774                              14246
                                                                           12330                              14303
                                                                           12065                              14549
Jun. 2000                                                                  11236                              14007
                                                                           11598                              14334
                                                                           12339                              15213
                                                                           12515                              15359
                                                                           13679                              15651
                                                                           13511                              15447
Dec. 2000                                                                  14535                              16810
                                                                           15179                              16749
                                                                           14827                              16679
                                                                           14438                              16217
                                                                           15361                              17109
                                                                           15662                              17595
Jun. 2001                                                                  15306                              17361
                                                                           15489                              17291
                                                                           15087                              16975
                                                                           13582                              15356
                                                                           13618                              15437
                                                                           14568                              16518
Dec. 2001                                                                  15033                              17201
                                                                           14814                              17374
                                                                           14905                              17656
                                                                           15682                              18559
                                                                           15257                              18547
                                                                           15127                              18519
Jun. 2002                                                                  13779                              17692
                                                                           12163                              15960
                                                                           12201                              16146
                                                                           10556                              14515
                                                                           11179                              14977
                                                                           12201                              15920
Dec. 2002                                                                  11605                              15541
                                                                           11299                              15111
                                                                           10964                              14860
                                                                           10871                              14911
                                                                           11834                              16045
                                                                           13163                              17457
Jun. 2003                                                                  13088                              17579
                                                                           13654                              18125
                                                                           14388                              18769
                                                                           14001                              18623
                                                                           14999                              19990
                                                                           15281                              20569
Dec. 2003                                                                  16100                              21457
                                                                           16345                              22023
                                                                           16788                              22568
                                                                           16496                              22604
                                                                           16166                              21648
                                                                           16242                              22203
Jun. 2004                                                                  16810                              22995
                                                                           16157                              22372
                                                                           16119                              22733
                                                                           16640                              23394
                                                                           16791                              23936
                                                                           17891                              25553
Dec. 2004                                                                  18546                              26544

                              PERFORMANCE TABLE**

                                                     Average Annual Total Return                        Cumulative Total Return
                                                                    Since           Since++                             Since
Periods Ending December 31, 2004        1 Year       5 Year       Inception       May 1, 2003           5 Year        Inception
Russell Mid Cap Value Index*            23.71%       13.48%         12.98%           35.26%              88.20%         165.44%
Value Trust Series I                    15.18%        9.71%          8.03%           30.59%              58.94%          85.46%
Value Trust Series II+++                15.04%                       7.78%           30.33%                              24.58%

  ++ Current subadvisor assignment became effective April 30, 2001.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Value Trust Series I returned +15.18%, underperforming the 23.71% return of the Russell Mid Cap Value Index.

ENVIRONMENT: Stock selection and sector allocations detracted from relative performance. Technology was the largest detractor for the year due to the portfolio's overweight in this underperforming sector. More specifically, the largest industry weighting within Technology, software and services, detracted significantly from relative performance. The portfolio's Healthcare overweight was detrimental, as was stock selection in the sector. The portfolio was overweight in both pharmaceuticals and healthcare equipment. Stock selection and an underweight in Financials detracted from relative performance. Negative stock selection among Consumer Discretionary stocks was another area of negative relative results. On the positive side, the portfolio's Energy position was a significant contributor to relative performance due to both an overweight and strong stock selection. Stock selection in the materials sector also aided performance as the portfolio's chemical holdings performed well throughout the year. Stock selection in the telecommunications services and utilities sectors also added to relative return.

Throughout 2004, we reduced the portfolio's energy exposure. We continued to emphasize healthcare (mainly pharmaceuticals) and maintained underweights in financials and consumer discretionary.

OUTLOOK: Equity markets finished in positive territory for the second consecutive year. We continue to look for what we believe to be attractively valued stocks with catalysts in place for change. Such catalysts can be new management, consolidation in an industry or sector, or improving fundamentals. We continue to adhere to our bottom-up discipline, which enables us to build a broadly diversified portfolio one stock at a time.

                                      xliii

                              ALL CAP VALUE TRUST

INVESTMENT OBJECTIVE     To achieve capital appreciation, the portfolio will invest
  & POLICIES:            primarily in equity securities of U.S. and multinational
                         companies that Lord, Abbett & Co. LLC (Lord Abbett) believes are undervalued in all capitalization ranges. Under normal circumstances, the portfolio will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations of at least $5 billion at the
                         time of purchase.
SUBADVISER:              Lord, Abbett & Co. LLC
PORTFOLIO MANAGER:       David G. Builder, Robert P. Fetch, Daniel H. Frascarelli,
                         Howard E. Hansen, Gerard E. Heffernan Jr. & Robert G. Morris
INCEPTION DATE:          April 30, 2001++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[ALL CAP VALUE TRUST PERFORMANCE GRAPH]

                                                                ALL CAP VALUE TRUST SERIES I         RUSSELL 3000 VALUE INDEX
                                                                ----------------------------         ------------------------
Apr. 2001                                                                  10000                              10000
                                                                           10184                              10227
Jun. 2001                                                                  10008                              10045
                                                                            9928                              10010
                                                                            9496                               9633
Sep. 2001                                                                   8543                               8928
                                                                            8831                               8872
                                                                            9783                               9396
Dec. 2001                                                                  10090                               9642
                                                                           10041                               9583
                                                                            9433                               9601
Mar. 2002                                                                  10049                              10075
                                                                            9441                               9783
                                                                            9169                               9802
Jun. 2002                                                                   8329                               9266
                                                                            7304                               8367
                                                                            7304                               8423
Sep. 2002                                                                   6337                               7509
                                                                            7041                               8034
                                                                            8009                               8549
Dec. 2002                                                                   7281                               8178
                                                                            7329                               7978
                                                                            7265                               7762
Mar. 2003                                                                   7345                               7779
                                                                            8000                               8468
                                                                            8417                               9037
Jun. 2003                                                                   8529                               9153
                                                                            8737                               9312
                                                                            8962                               9472
Sep. 2003                                                                   8793                               9378
                                                                            9362                               9966
                                                                            9578                              10121
Dec. 2003                                                                  10074                              10724
                                                                           10154                              10927
                                                                           10474                              11159
Mar. 2004                                                                  10417                              11081
                                                                           10170                              10786
                                                                           10218                              10898
Jun. 2004                                                                  10564                              11179
                                                                           10227                              10991
                                                                           10291                              11143
Sep. 2004                                                                  10540                              11338
                                                                           10693                              11525
                                                                           11328                              12145
Dec. 2004                                                                  11682                              12542

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                       Since          Since++                    Since
Periods Ending December 31, 2004                         1 Year      Inception      May 1, 2003                Inception
Russell 3000 Value Index*                                16.94%         6.37%          26.58%                    25.42%
All Cap Value Trust Series I                             15.96%         4.33%          25.32%                    16.82%
All Cap Value Trust Series II+++                         15.79%         5.13%          25.12%                    15.79%
All Cap Value Trust Series III***                        15.73%        20.86%                                    28.50%

  ++ Current subadvisor assignment became effective May 1, 2003
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the All Cap Value Trust Series I returned +15.96%, underperforming the +16.94% return of the Russell 3000 Value Index.

ENVIRONMENT: Stock selection within the Consumer Discretionary sector hurt performance during the year. In particular, holdings were hurt by management turnover and weak advertising sales. Within the Utilities sector, a large merger has increased profitability risks for the companies involved. Additionally, the portfolio's overweight within the Health Care sector, relative to the benchmark Index, detracted from performance.

Stock selection within the Technology sector aided performance. In particular, several Technology holdings benefited from solid quarterly earnings announcements based on strong product sales throughout the year.

Certain large conglomerates, groups of diverse companies run as a single organization, held in the portfolio, aided annual performance. One holding in particular reported solid earnings in 2004 and expectations for continued growth in 2005. Another firm announced news of significant sales that exceeded those of its competitors. We also benefited from stock selection within the Producer Durables sector. Specifically, one company announced a higher-than-expected fiscal fourth quarter earnings forecast.

OUTLOOK: Over the year, we added selectively to the Materials and Processing and Financial Services sectors, while slightly reducing the Trust's exposure to the Utilities sector. We will continue to maintain a bias toward Basic Materials and Industrial companies.

                                       xliv

                            FUNDAMENTAL VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing primarily in
  POLICIES:              common stocks of U.S. companies with market capitalizations of at least $10 billion.
SUBADVISER:              Davis Advisors
PORTFOLIO MANAGER:       Christopher C. Davis and Kenneth C. Feinberg
INCEPTION DATE:          April 30, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[FUNDAMENTAL VALUE TRUST PERFORMANCE GRAPH]

APR. 2001                                                                  10000                              10000
---------                                                                  -----                              -----
                                                                           10168                              10067
Jun. 2001                                                                   9816                               9822
                                                                            9608                               9725
                                                                            9168                               9117
Sep. 2001                                                                   8464                               8380
                                                                            8536                               8540
                                                                            9216                               9195
Dec. 2001                                                                   9384                               9276
                                                                            9040                               9141
                                                                            8952                               8964
Mar. 2002                                                                   9312                               9301
                                                                            9144                               8737
                                                                            9161                               8673
Jun. 2002                                                                   8472                               8055
                                                                            8015                               7427
                                                                            8119                               7476
Sep. 2002                                                                   7406                               6664
                                                                            7759                               7250
                                                                            8127                               7677
Dec. 2002                                                                   7863                               7225
                                                                            7687                               7036
                                                                            7543                               6930
Mar. 2003                                                                   7479                               6997
                                                                            8089                               7574
                                                                            8619                               7973
Jun. 2003                                                                   8779                               8075
                                                                            8868                               8217
                                                                            8956                               8378
Sep. 2003                                                                   8948                               8289
                                                                            9510                               8758
                                                                            9695                               8835
Dec. 2003                                                                  10209                               9298
                                                                           10418                               9469
                                                                           10755                               9601
Mar. 2004                                                                  10603                               9456
                                                                           10437                               9308
                                                                           10478                               9435
Jun. 2004                                                                  10655                               9618
                                                                           10341                               9300
                                                                           10453                               9337
Sep. 2004                                                                  10551                               9438
                                                                           10655                               9582
                                                                           11123                               9970
Dec. 2004                                                                  11414                              10310

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
S&P 500 Index*                                                 10.87%              0.84%                          3.10%
Fundamental Value Trust Series I                               11.80%              3.67%                         14.14%
Fundamental Value Trust Series II+++                           11.44%              7.47%                         23.52%
Fundamental Value Trust Series III***                          11.52%             18.84%                         25.66%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Fundamental Value Trust Series I returned +11.80%, outperforming the +10.87% return of the S&P 500 Index.

ENVIRONMENT: The portfolio performed well during the year, on an absolute basis and relative to the S&P 500 Index. In 2003, the Trust's large group of Financial Services holdings was the most important contributor to its strong performance. In 2004, the portfolio's Financial Services holdings trailed the S&P 500 Index. The Trust also held large positions in Consumer Staples companies. While, on average, Consumer Staples companies trailed the S&P 500 Index, the portfolio's holdings made strong contributions to both absolute and relative performance by outperforming the Index. Information Technology companies in general underperformed the broader market in 2004. The portfolio benefited by having only a limited exposure to Information Technology companies.

OUTLOOK: We have built a portfolio that is quite different in composition from the S&P 500 Index. Our investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. After a strong year such as we enjoyed in 2004, we caution investors not to be overly optimistic. We are strong supporters of long-term buy-and-hold investing.

                                       xlv

                             GROWTH & INCOME TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital and income consistent
  & POLICIES:            with prudent investment risk by investing the portfolio's
                         assets primarily in common stocks of U.S. issuers the
                         manager believes are of high quality. The portfolio may also invest in securities convertible into, or that carry the
                         right to buy, common stocks. The portfolio may also invest up to 20% of its assets in foreign securities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Matthew E. Megargel
INCEPTION DATE:          April 23, 1991

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[GROWTH & INCOME TRUST PERFORMANCE GRAPH]

                                                               GROWTH & INCOME TRUST SERIES I          S&P 500 INDEX TOTAL
                                                               ------------------------------          -------------------
Dec. 1994                                                                  10000                              10000
                                                                           10008                              10260
                                                                           10414                              10658
                                                                           10660                              10974
                                                                           11002                              11293
                                                                           11357                              11739
                                                                           11594                              12015
                                                                           11925                              12415
                                                                           12028                              12448
                                                                           12399                              12970
                                                                           12210                              12925
                                                                           12707                              13493
Dec. 1995                                                                  12920                              13743
                                                                           13228                              14216
                                                                           13259                              14352
                                                                           13488                              14490
                                                                           13692                              14703
                                                                           14019                              15082
                                                                           14036                              15144
                                                                           13528                              14470
                                                                           13823                              14777
                                                                           14625                              15607
                                                                           15027                              16035
                                                                           16165                              17252
Dec. 1996                                                                  15870                              16914
                                                                           16730                              17964
                                                                           16918                              18110
                                                                           16263                              17357
                                                                           17189                              18393
                                                                           18186                              19522
                                                                           19227                              20393
                                                                           20719                              22012
                                                                           19607                              20788
                                                                           20630                              21927
                                                                           19916                              21194
                                                                           20842                              22176
Dec. 1997                                                                  21080                              22557
                                                                           21319                              22807
                                                                           22775                              24452
                                                                           23922                              25704
                                                                           24251                              25963
                                                                           23632                              25517
                                                                           24560                              26553
                                                                           24448                              26270
                                                                           20902                              22472
                                                                           22196                              23912
                                                                           24157                              25857
                                                                           25489                              27424
Dec. 1998                                                                  26671                              29004
                                                                           27516                              30217
                                                                           26925                              29278
                                                                           28107                              30449
                                                                           29298                              31629
                                                                           28531                              30882
                                                                           30074                              32596
                                                                           29279                              31578
                                                                           29133                              31422
                                                                           28279                              30561
                                                                           29900                              32494
                                                                           30201                              33155
Dec. 1999                                                                  31705                              35108
                                                                           30269                              33344
                                                                           29715                              32713
                                                                           32879                              35913
                                                                           31964                              34833
                                                                           31438                              34118
                                                                           31912                              34959
                                                                           31345                              34412
                                                                           33171                              36550
                                                                           31190                              34620
                                                                           31087                              34474
                                                                           29157                              31756
Dec. 2000                                                                  29446                              31911
                                                                           30251                              33043
                                                                           27888                              30031
                                                                           26083                              28128
                                                                           27917                              30314
                                                                           28365                              30517
                                                                           27404                              29774
                                                                           27130                              29481
                                                                           25448                              27636
                                                                           23765                              25404
                                                                           24257                              25889
                                                                           26005                              27875
Dec. 2001                                                                  26125                              28119
                                                                           25394                              27708
                                                                           24891                              27174
                                                                           25797                              28196
                                                                           23710                              26487
                                                                           23482                              26292
                                                                           21904                              24418
                                                                           20404                              22515
                                                                           20392                              22663
                                                                           18085                              20200
                                                                           19847                              21978
                                                                           21143                              23272
Dec. 2002                                                                  19769                              21903
                                                                           19177                              21329
                                                                           18836                              21009
                                                                           19006                              21213
                                                                           20486                              22961
                                                                           21451                              24171
                                                                           21818                              24481
                                                                           22448                              24912
                                                                           22839                              25397
                                                                           22426                              25128
                                                                           23607                              26550
                                                                           23699                              26784
Dec. 2003                                                                  25020                              28189
                                                                           25260                              28707
                                                                           25548                              29106
                                                                           25111                              28667
                                                                           24744                              28217
                                                                           25034                              28603
                                                                           25567                              29158
                                                                           24618                              28193
                                                                           24641                              28306
                                                                           24756                              28611
                                                                           24942                              29049
                                                                           25800                              30226
Dec. 2004                                                                  26718                              31253

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                Cumulative Total Return
                                                                                  Since                               Since
Periods Ending December 31, 2004                 1 Year    5 Year    10 Year    Inception      5 Year    10 Year    Inception
S&P 500 Index*                                   10.87%    -2.30%     12.07%                   -10.98%   212.53%
Growth & Income Trust Series I                    6.77%    -3.36%     10.33%                   -15.73%   167.18%
Growth & Income Trust Series II+++                6.55%                            1.33%                               3.94%
Growth & Income Trust Series III***               6.50%                           11.01%                              14.83%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Growth & Income Trust Series I returned +6.77%; underperforming the +10.87% return of the S&P 500 Index.

ENVIRONMENT: The portfolio achieved positive returns from each of the 10 broad sectors except Health Care, where our stock selection and overweight detracted from performance. Within Health Care, pharmaceutical stocks were challenged with political, regulatory and patent issues. While regulatory concerns are real, we believe the negative news is reflected in stock prices and pharmaceuticals remain attractive at current levels. Performance was hampered by stock selection in Consumer Discretionary, Financials, Materials and Information Technology due to a sell-off in semiconductor stocks, and from limited exposure to Utilities. On the positive side, the portfolio was well positioned and benefited from strength in the industrial economy and high oil prices. Our strongest relative gains came from favorable stock selection in Telecommunications and Industrials as well as from an overweight to both Energy and Industrials.

OUTLOOK: We are optimistic about the portfolio outlook for 2005. A slowing but still above average earnings growth environment underpins our outlook. We expect rising short-term interest rates with some upward pressure on longer term rates to erode support for Financials and Utilities and we continue to be underweight these areas. Pharmaceutical stocks in the Health Care sector appear attractively valued even on modest growth expectations after recording very weak performance the past few years. Our outlook for Technology calls for a rally off depressed levels, but we maintain tepid expectations given continued price and margin pressures. The portfolio will tend to have a somewhat less cyclical bias, with additions likely to come from more defensive sectors with consistent growth.

We continue to overweight larger stocks as slower economic growth will likely translate into better relative performance for these companies. In particular, we believe the steady earnings growth, strong balance sheets, and relative valuations of the larger names will attract investors.

                                       xlvi

                        GREAT COMPANIES -- AMERICA TRUST

INVESTMENT OBJECTIVE &   Seek to achieve long-term growth of capital by investing in
  POLICIES:              common stocks of large, established, United States- based
                         companies.
SUBADVISER:              Great Companies, L.L.C.
PORTFOLIO MANAGERS:      Jim Huguet, Gerry Bollman and Matt Stephani
INCEPTION DATE:          August 4, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[GREAT COMPANIES-AMERICA TRUST PERFORMANCE GRAPH]

                                                              GREAT COMPANIES - AMERICA TRUST
                                                                         SERIES II                        S&P 500 INDEX
                                                                         --------------------             -------------
Jul. 2003                                                                  10000                              10000
                                                                           10216                              10195
Sep. 2003                                                                  10272                              10087
                                                                           10560                              10658
                                                                           10591                              10752
Dec. 2003                                                                  11207                              11315
                                                                           11255                              11524
                                                                           11375                              11684
Mar. 2004                                                                  11120                              11507
                                                                           11114                              11327
                                                                           11082                              11482
Jun. 2004                                                                  11154                              11705
                                                                           10801                              11317
                                                                           10881                              11363
Sep. 2004                                                                  10833                              11485
                                                                           10761                              11661
                                                                           10929                              12133
Dec. 2004                                                                  11410                              12545

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
S&P 500 Index*                                                 10.87%             17.36%                         25.45%
Great Companies -- America Trust Series II                      1.81%              9.82%                         14.10%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Great Companies -- America Trust Series II returned +1.81%, underperforming the +10.87% return for the S&P 500 Index.

ENVIRONMENT: For the third consecutive year, large-cap "blue chip" stocks underperformed other asset classes. The sectors that had the highest returns this year, energy and utilities, are not sectors that we invest in because they have underperformed the S&P 500 over time.

The wisdom of relying upon a strategy based on long-term investing has been questioned by investors and analysts over time. We believe, it isn't the strategy, it's what you own and the price at which you own it. The Great Companies -- America(SM) strategy is a long-term investing strategy that requires discipline.

Not all equities currently held in the portfolio performed well this year, some were better and some were worse, however the analysis does validate the wisdom of investing in great companies over the long-term.

Our best performing stocks for the year 2004 were Johnson and Johnson (26.45%), General Electric Co (20.74%), PepsiCo Inc. (13.95%), The Procter & Gamble Company (12.43%), and United Technologies Corporation (10.95%). Our worst performing were Texas Instruments Incorporated (-15.80%), Omnicom Group Inc. (-2.43%), 3M Company (-1.54%), and American International Group, Inc. (-0.33%).

OUTLOOK: The portfolio consists of large-cap, blue-chip stocks that pay dividends. A strengthening dollar and crude oil prices remaining in check should enhance the positions of the companies in the portfolio.

                                      xlvii

                            QUANTITATIVE VALUE TRUST

INVESTMENT OBJECTIVE &   Seeks long-term capital appreciation by investing primarily
  POLICIES:              in large-cap U.S. securities with the potential for long-
                         term growth of capital. The subadviser uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been
                         undervalued by the market.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Chris Hensen, Brett Hryb, Mark Schmeer and Harpreet Singh
INCEPTION DATE:          May 3, 2004

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[QUANTITATIVE VALUE TRUST PERFORMANCE GRAPH]

                                                             QUANTITATIVE VALUE TRUST SERIES I       RUSSELL 1000 VALUE INDEX
                                                             ---------------------------------       ------------------------
Apr. 2004                                                                  10000                              10000
May 2004                                                                   10032                              10102
Jun. 2004                                                                  10296                              10341
Jul. 2004                                                                  10120                              10195
Aug. 2004                                                                  10247                              10340
Sep. 2004                                                                  10552                              10500
Oct. 2004                                                                  10719                              10675
Nov. 2004                                                                  11336                              11215
Dec. 2004                                                                  11736                              11590

                              PERFORMANCE TABLE**

                                                              Cumulative Total Return
                                                                       Since
                                                                     Inception
Periods Ending December 31, 2004
Russell 1000 Value Index*                                              15.90%
Quantitative Value Trust Series I                                      17.36%
Quantitative Value Trust Series II                                     17.28%
Quantitative Value Trust Series III                                    17.12%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the period ended 2004, the Quantitative Value Trust Series I returned +17.36%, outperforming the +15.90% return of the Russell 1000 Value Index.

ENVIRONMENT: Economic data was generally strong during 2004. Employment data was volatile, but for the year the U.S. economy added 2.2 million new jobs, while the unemployment rate remained steady, ending the year at 5.4%. Economic growth for 2004 was above 4.0% and is forecast to be over 3% in 2005. Inflation, fueled by a rise in commodity costs, increased through 2004, but remained low by historical standards.

The big story in 2004 was energy, as oil prices surged throughout the year. The price per barrel rose 34% during the year, peaking at $55 in October. The economic impact of this was felt throughout the economy, as companies saw their energy costs soar.

Stock selection drove the strong performance. Stock selection was particularly strong in the Financials, Energy, Materials and Health Care sectors, and was weak in Consumer Services, Technology and Merchandisers. Sector selection detracted from performance. However, a small cash position accounted for much of this.

OUTLOOK: Looking forward, we feel that the market should post positive returns for the year. There are risks, however, that will likely mitigate this return versus what would historically be expected given the current growth and inflation forecasts. The risks include our position within the Federal Reserve tightening cycle and the substantial budget and trade deficits.

                                      xlviii

                              EQUITY-INCOME TRUST

INVESTMENT OBJECTIVE &   To achieve substantial dividend income and also long-term
  POLICIES:              capital appreciation by investing primarily in common stocks of well-established companies, paying above-average
                         dividends. The portfolio seeks equity securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Brian C. Rogers
INCEPTION DATE:          February 19, 1993++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[EQUITY-INCOME TRUST PERFORMANCE GRAPH]

                                                                EQUITY-INCOME TRUST SERIES I         RUSSELL 1000 VALUE INDEX
                                                                ----------------------------         ------------------------
Dec. 1994                                                                  10000                              10000
                                                                            9938                              10308
                                                                           10591                              10715
                                                                           10821                              10950
                                                                           10981                              11297
                                                                           11294                              11772
                                                                           11653                              11931
                                                                           12002                              12347
                                                                           12127                              12521
                                                                           12163                              12974
                                                                           11742                              12845
                                                                           12217                              13496
Dec. 1995                                                                  12369                              13835
                                                                           12665                              14266
                                                                           12916                              14374
                                                                           13068                              14618
                                                                           13382                              14674
                                                                           13661                              14858
                                                                           13363                              14870
                                                                           12891                              14308
                                                                           13286                              14717
                                                                           13950                              15302
                                                                           14094                              15894
                                                                           14931                              17046
Dec. 1996                                                                  14825                              16829
                                                                           15248                              17645
                                                                           15643                              17904
                                                                           15296                              17260
                                                                           15704                              17985
                                                                           16463                              18990
                                                                           17099                              19805
                                                                           18114                              21294
                                                                           17612                              20536
                                                                           18470                              21777
                                                                           17980                              21168
                                                                           18671                              22104
Dec. 1997                                                                  19229                              22749
                                                                           19095                              22428
                                                                           20032                              23937
                                                                           20980                              25401
                                                                           20858                              25571
                                                                           20516                              25192
                                                                           20457                              25515
                                                                           19866                              25065
                                                                           17906                              21335
                                                                           18886                              22559
                                                                           20043                              24307
                                                                           20858                              25439
Dec. 1998                                                                  21000                              26305
                                                                           20457                              26515
                                                                           20291                              26141
                                                                           20846                              26682
                                                                           23153                              29174
                                                                           22962                              28853
                                                                           23599                              29691
                                                                           23077                              28822
                                                                           22364                              27752
                                                                           21561                              26782
                                                                           22262                              28324
                                                                           21905                              28102
Dec. 1999                                                                  21714                              28238
                                                                           20632                              27317
                                                                           18950                              25287
                                                                           21065                              28373
                                                                           21240                              28042
                                                                           22232                              28338
                                                                           21080                              27043
                                                                           21343                              27381
                                                                           22392                              28905
                                                                           22523                              29170
                                                                           23646                              29886
                                                                           23398                              28777
Dec. 2000                                                                  24535                              30218
                                                                           24841                              30335
                                                                           24491                              29491
                                                                           23821                              28449
                                                                           24852                              29844
                                                                           25689                              30514
                                                                           25180                              29838
                                                                           25279                              29774
                                                                           24852                              28581
                                                                           23078                              26570
                                                                           23061                              26341
                                                                           24425                              27872
Dec. 2001                                                                  24852                              28529
                                                                           24820                              28309
                                                                           25197                              28355
                                                                           26001                              29696
                                                                           25291                              28678
                                                                           25564                              28821
                                                                           23941                              27166
                                                                           21824                              24641
                                                                           22064                              24827
                                                                           19776                              22066
                                                                           20988                              23701
                                                                           22458                              25195
Dec. 2002                                                                  21553                              24100
                                                                           20921                              23517
                                                                           20204                              22890
                                                                           20254                              22928
                                                                           22030                              24946
                                                                           23418                              26556
                                                                           23631                              26888
                                                                           23757                              27289
                                                                           24201                              27714
                                                                           23969                              27443
                                                                           25177                              29123
                                                                           25300                              29518
Dec. 2003                                                                  27061                              31338
                                                                           27505                              31889
                                                                           28074                              32572
                                                                           27557                              32287
                                                                           27420                              31498
                                                                           27529                              31819
                                                                           28259                              32571
                                                                           27711                              32112
                                                                           28002                              32569
                                                                           28458                              33074
                                                                           28748                              33623
                                                                           30007                              35323
Dec. 2004                                                                  31071                              36506

                              PERFORMANCE TABLE**

                                                Average Annual Total Return                            Cumulative Total Return
                                                                         Since       Since++                              Since
Periods Ending December 31, 2004           1 Year   5 Year   10 Year   Inception   Oct 1, 1996       5 Year   10 Year   Inception
Russell 1000 Value Index*                  16.49%    5.27%    13.82%                  11.11%         29.28%   265.06%
Equity-Income Trust Series I               14.81%    7.43%    12.00%                  10.17%         43.09%   210.71%
Equity-Income Trust Series II+++           14.61%                         7.97%                                           25.20%
Equity-Income Trust Series III***          14.61%                        18.98%                                           25.86%

  ++ Current subadviser assignment became effective October 1, 1996.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Equity-Income Trust Series I returned +14.81%, underperforming the +16.49% return of the Russell 1000 Value Index.

ENVIRONMENT: Value shares outstripped growth by an impressive margin in 2004, while small- and mid-cap stocks outpaced large-company shares. While employment gains have been somewhat choppy, we believe they are strong enough to gradually reduce the unemployment rate. The year ended on a positive note as consumer confidence recovered to the level attained in mid-summer. The weakness in recent months was most likely related to uncertainty about employment prospects, spiking oil prices and uneasiness surrounding the election -- concerns that moderated during the final weeks of the year. We anticipate continuing economic growth in 2005.

The portfolio posted strong absolute results but trailed the Russell 1000 Value Index for the year due mainly to stock selection in the Financials sector and an overweight in Consumer Discretionary stocks. Within the Consumer Discretionary sector, newspaper stocks were hurt because of sluggish advertising trends.

Health Care was another problematic area, as pharmaceutical stocks were held back by limited growth prospects, generic competitive pressures and some problems with specific products. However, good stock selection provided a partial offset, adding to relative results.

OUTLOOK: We are cautious heading into 2005. The market is fairly valued and the corporate profit outlook appears to be moderating; earnings have reached record levels over the past year, and profit growth will likely be pressured by relatively high energy prices and higher short-term interest rates. Additionally, the trade and budget deficits along with the ongoing war in Iraq could make for a tougher environment. Nevertheless, we continue to view the economic environment as favorable; corporate balance sheets appear strong with healthy levels of cash, and value stocks should benefit from favorable tax treatment for dividends and capital gains.

                                       xlix

                              INCOME & VALUE TRUST

INVESTMENT OBJECTIVE     To achieve both the conservation of principal and long-term
  & POLICIES:            growth of capital and income by investing in both equity and fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      Terry Berkemeier, Christine Cronin, Michael R. Ericksen,
                         David I. Fisher, Michael D. Locke, Karen A. Miller, James R.
                         Mulally, Theodore R. Samuels, Eugene P. Stein and Alan J.
                         Wilson
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[INCOME & VALUE TRUST PERFORMANCE GRAPH]

                                                                                        CITIGROUP BROAD
                                        INCOME & VALUE TRUST                            INVESTMENT GRADE
                                              SERIES I            S&P 500 INDEX            BOND INDEX           COMBINED INDEX
                                        --------------------      -------------         ----------------        --------------
Dec. 1994                                      10000                  10000                  10000                  10000
                                               10037                  10260                  10207                  10126
                                               10241                  10658                  10446                  10380
                                               10445                  10974                  10506                  10575
                                               10665                  11293                  10650                  10785
                                               10948                  11739                  11073                  11089
                                               11094                  12015                  11151                  11228
                                               11328                  12415                  11128                  11454
                                               11396                  12448                  11256                  11513
                                               11591                  12970                  11362                  11738
                                               11571                  12925                  11514                  11742
                                               11844                  13493                  11694                  12021
Dec. 1995                                      12068                  13743                  11855                  12222
                                               12263                  14216                  11936                  12387
                                               12243                  14352                  11733                  12383
                                               12253                  14490                  11648                  12421
                                               12293                  14703                  11563                  12536
                                               12378                  15082                  11556                  12626
                                               12452                  15144                  11706                  12677
                                               12250                  14470                  11737                  12443
                                               12357                  14777                  11720                  12584
                                               12739                  15607                  11924                  12951
                                               12952                  16035                  12192                  13126
                                               13387                  17252                  12394                  13576
Dec. 1996                                      13270                  16914                  12284                  13473
                                               13483                  17964                  12332                  13690
                                               13515                  18110                  12345                  13746
                                               13238                  17357                  12221                  13484
                                               13572                  18393                  12395                  13783
                                               14106                  19522                  12512                  14270
                                               14498                  20393                  12661                  14653
                                               15139                  22012                  13004                  15237
                                               14700                  20788                  12893                  14890
                                               15305                  21927                  13082                  15374
                                               15032                  21194                  13270                  15192
                                               15270                  22176                  13332                  15383
Dec. 1997                                      15376                  22557                  13468                  15569
                                               15566                  22807                  13641                  15774
                                               16231                  24452                  13632                  16254
                                               16730                  25704                  13685                  16610
                                               16875                  25963                  13756                  16735
                                               16742                  25517                  13887                  16661
                                               17007                  26553                  14002                  16933
                                               16941                  26270                  14031                  16860
                                               15336                  22472                  14247                  15851
                                               15920                  23912                  14582                  16298
                                               16424                  25857                  14516                  16808
                                               17074                  27424                  14596                  17348
Dec. 1998                                      17724                  29004                  14642                  17803
                                               18095                  30217                  14750                  18086
                                               17644                  29278                  14491                  17701
                                               18162                  30449                  14574                  18058
                                               18504                  31629                  14623                  18467
                                               18295                  30882                  14489                  18138
                                               18862                  32596                  14439                  18717
                                               18638                  31578                  14382                  18337
                                               18385                  31422                  14371                  18277
                                               17997                  30561                  14543                  18064
                                               18444                  32494                  14587                  18772
                                               18593                  33155                  14587                  19000
Dec. 1999                                      19234                  35108                  14520                  19637
                                               18623                  33344                  14479                  19023
                                               18593                  32713                  14648                  18896
                                               19815                  35913                  14838                  20103
                                               19610                  34833                  14794                  19716
                                               19610                  34118                  14781                  19466
                                               19706                  34959                  15090                  19917
                                               19706                  34412                  15228                  19803
                                               20509                  36550                  15445                  20654
                                               20165                  34620                  15550                  20056
                                               20145                  34474                  15649                  20056
                                               19247                  31756                  15903                  19237
Dec. 2000                                      20184                  31911                  16203                  19439
                                               20948                  33043                  16470                  19981
                                               19878                  30031                  16616                  18959
                                               19343                  28128                  16703                  18278
                                               20523                  30314                  16625                  19096
                                               20805                  30517                  16734                  19223
                                               20483                  29774                  16789                  18967
                                               20503                  29481                  17177                  19031
                                               19778                  27636                  17366                  18400
                                               18189                  25404                  17581                  17599
                                               18873                  25889                  17935                  17943
                                               20060                  27875                  17687                  18669
Dec. 2001                                      20382                  28119                  17584                  18724
                                               20120                  27708                  17722                  18619
                                               19678                  27174                  17892                  18475
                                               20483                  28196                  17596                  18769
                                               19656                  26487                  17929                  18229
                                               19451                  26292                  18082                  18210
                                               17955                  24418                  18215                  17485
                                               16725                  22515                  18432                  16751
                                               16725                  22663                  18754                  16934
                                               15495                  20200                  19053                  15938
                                               16664                  21978                  18967                  16751
                                               17955                  23272                  18964                  17341
Dec. 2002                                      17135                  21903                  19358                  16873
                                               16889                  21329                  19372                  16613
                                               16910                  21009                  19648                  16558
                                               17094                  21213                  19630                  16648
                                               18260                  22961                  19803                  17530
                                               19244                  24171                  20168                  18214
                                               19433                  24481                  20133                  18341
                                               19579                  24912                  19452                  18287
                                               19956                  25397                  19585                  18551
                                               19851                  25128                  20098                  18627
                                               20710                  26550                  19913                  19191
                                               20940                  26784                  19972                  19315
Dec. 2003                                      21673                  28189                  20171                  20000
                                               22301                  28707                  20338                  20287
                                               22594                  29106                  20556                  20543
                                               22259                  28667                  20713                  20420
                                               21631                  28217                  20175                  20015
                                               21779                  28603                  20089                  20146
                                               22077                  29158                  20208                  20428
                                               21503                  28193                  20408                  20103
                                               21567                  28306                  20811                  20310
                                               21822                  28611                  20867                  20463
                                               22161                  29049                  21049                  20723
                                               22692                  30226                  20873                  21157
Dec. 2004                                      23329                  31253                  21074                  21670

                              PERFORMANCE TABLE**

                                                      Average Annual Total Return                      Cumulative Total Return
                                                                         Since       Since++                              Since
Periods Ending December 31, 2004         1 Year   5 Years   10 Years   Inception   May 1, 1999       5 Year   10 Year   Inception
S&P 500 Index*                           10.87%    -2.30%    12.07%                   -0.21%         -10.98%  212.53%
Citigroup Broad Investment Grade Bond
  Index*                                  4.48%     7.73%     7.74%                    6.66%          45.14%  110.74%
Combined Index*++++                       8.35%     1.99%     8.04%                    2.86%          10.35%  116.70%
Income & Value Trust Series I             7.64%     3.94%     8.84%                    4.17%          21.29%  133.29%
Income & Value Trust Series II+++         7.42%                          4.97%                                            15.28%

  ++ Current sub-adviser assignment became effective May 1, 1999.
++++ The Combined Index represents 32.5% of the return of the Wilshire 5000
     Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index through April 30, 1999, and 60% of the returns of the S&P 500 Index and 40% of the returns of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter. The Combined Index was prepared by the adviser using Ibbotson Associates Software and Data.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Income & Value Trust Series I returned +7.64%, underperforming the +8.35% return of the Combined Index.

ENVIRONMENT: The portfolio benefited during the year from being overweight equities relative to the benchmark weight as stocks outperformed bonds by a wide margin. The equity portion of the portfolio benefited from positive stock selection in the Telecommunication Services, Financials and Consumer Staples sectors, as well as from an overweight position in Energy. The main detractor for the year within equities was stock selection in Health Care, specifically within the pharmaceuticals industry. Also detracting somewhat was stock selection in Information Technology, Consumer Discretionary and Materials.

Within the portfolio's bond portion, a cautious duration stance hurt returns as long-term rates remained steady throughout the year, as did the portfolio's barbell yield curve strategy, as intermediate-term maturities outperformed. The Trust benefited from overall positive issuer selection, specifically within corporates, and from an overweight position in lower quality and triple-B bonds.

OUTLOOK: Our overweight position in equities is partially due to a somewhat negative outlook for bonds. We remain concerned about the risk of rising interest rates in the U.S. and are, therefore, slightly short duration within bond portfolios. Goods price inflation has turned positive for the first time in three years and the Federal Reserve is poised to continue tightening monetary policy, though it has indicated it will do this in a measured way.

                                        l

                            GLOBAL ALLOCATION TRUST

INVESTMENT OBJECTIVE     The portfolio seeks to achieve total return by allocating
  & POLICIES:            its assets between equity and fixed income securities of
                         issuers located within and outside the United States. The
                         portfolio can invest a portion of its assets across
                         domestic, international, and emerging market equities,
                         domestic and international emerging market, and high yield bonds.
SUBADVISER:              UBS Global Asset Management
PORTFOLIO MANAGER:       Thomas P. Madsen, John A. Penicook, Jr., Brian D. Singer,
                         Neil Williams, Tom Clarke
INCEPTION DATE:          May 1, 2000 (manager, investment process & style changed as of May 1, 2003)

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[GLOBAL ALLOCATION TRUST PERFORMANCE GRAPH]

                                                 GLOBAL ALLOCATION TRUST                                GLOBAL SECURITIES MARKETS
                                                        SERIES I                  S&P 500 INDEX                   INDEX
                                                        ----------------          -------------         -------------------------
Apr. 2000                                               10000.00                    10000.00                    10000.00
                                                         9840.00                     9795.00                     9793.00
Jun. 2000                                                9968.00                    10036.00                    10150.00
                                                         9856.00                     9879.00                     9970.00
                                                        10321.00                    10493.00                    10315.00
                                                        10080.00                     9939.00                     9986.00
                                                        10056.00                     9897.00                     9801.00
                                                         9680.00                     9117.00                     9339.00
Dec. 2000                                                9680.00                     9161.00                     9570.00
                                                        10003.00                     9487.00                     9816.00
                                                         9091.00                     8622.00                     9265.00
                                                         8502.00                     8076.00                     8821.00
                                                         9128.00                     8704.00                     9247.00
                                                         9178.00                     8762.00                     9238.00
Jun. 2001                                                8946.00                     8549.00                     9079.00
                                                         8847.00                     8465.00                     9027.00
                                                         8283.00                     7935.00                     8822.00
                                                         7602.00                     7294.00                     8271.00
                                                         7735.00                     7434.00                     8459.00
                                                         8316.00                     8004.00                     8791.00
Dec. 2001                                                8385.00                     8073.00                     8852.00
                                                         8251.00                     7955.00                     8716.00
                                                         8085.00                     7801.00                     8684.00
                                                         8377.00                     8095.00                     8934.00
                                                         7860.00                     7604.00                     8846.00
                                                         7801.00                     7548.00                     8868.00
Jun. 2002                                                7242.00                     7010.00                     8553.00
                                                         6666.00                     6464.00                     8077.00
                                                         6708.00                     6506.00                     8156.00
                                                         5964.00                     5799.00                     7635.00
                                                         6474.00                     6310.00                     7971.00
                                                         6850.00                     6681.00                     8282.00
Dec. 2002                                                6439.00                     6288.00                     8120.00
                                                         6264.00                     6123.00                     7993.00
                                                         6172.00                     6031.00                     7939.00
                                                         6222.00                     6090.00                     7945.00
                                                         6731.00                     6592.00                     8442.00
                                                         7016.00                     6939.00                     8861.00
Jun. 2003                                                7117.00                     7028.00                     8965.00
                                                         7159.00                     7152.00                     9019.00
                                                         7260.00                     7291.00                     9189.00
                                                         7369.00                     7214.00                     9328.00
                                                         7637.00                     7622.00                     9694.00
                                                         7755.00                     7689.00                     9831.00
Dec. 2003                                                8141.00                     8092.00                    10270.00
                                                         8208.00                     8241.00                    10429.00
                                                         8342.00                     8356.00                    10579.00
                                                         8301.00                     8230.00                    10588.00
                                                         8135.00                     8100.00                    10296.00
                                                         8143.00                     8211.00                    10351.00
Jun. 2004                                                8270.00                     8371.00                    10513.00
                                                         8100.00                     8094.00                    10301.00
                                                         8244.00                     8126.00                    10419.00
                                                         8371.00                     8214.00                    10607.00
                                                         8583.00                     8339.00                    10834.00
                                                         8880.00                     8677.00                    11258.00
Dec. 2004                                                9177.00                     8972.00                    11595.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return               Cumulative Total Return
                                                                                 Since                          Since
Periods Ending December 31, 2004                             1 Year            Inception                      Inception
S&P 500 Index*                                               10.87%              -2.30%                        -10.28%
Global Securities Markets Index+                             12.91%               3.22%                         15.95%
Global Allocation Trust Series I                             12.73%              -1.82%                         -8.23%
Global Allocation Trust Series II+++                         12.52%               3.49%                         10.57%
Global Allocation Trust Series III***                                                                           12.62%

  + The Global Securities Markets Index was added to more accurately reflect the investment objective of the Global Allocation Trust, and is an unmanaged index compiled by UBS Global Asset Management. It is currently constructed as follows: 40% Russell 3000 Index, 22% MSCI World ex-USA (free) Index, 21% Citigroup Broad Investment Grade (BIG) Bond Index, 9% Citigroup World Government Bond non-US Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Free Markets Index and 2% J.P. Morgan EMBI Global.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: May 3, 2004

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Global Allocation Trust Series I returned +12.73%, underperforming the +12.91% return of the Global Securities Markets Index.

ENVIRONMENT: In 2004, the global economy exceeded expectations, growing at 4% versus consensus expectations of 3% at the beginning of the year. This was primarily driven by growth in the U.S., Japan and the emerging markets. The United States continues to account for the lion's share of economic growth in the developed world, with the euro-zone and Japan lagging. The global economy is slowing somewhat, and leading indicators point to further moderation.

2004 was strong for the Trust, with markets up and asset allocation and security selection adding value. The Trust benefited from broad allocation in equities, especially emerging equities, at the expense of fixed income assets. Security selection was beneficial, especially from US and emerging equity holdings, US bonds and high yield instruments. Equity holdings in developed countries outside the US detracted.

The US dollar (USD) lost value in 2004. Currency management benefited from the underweight to USD against the EMU euro, Japanese yen and Singapore dollar, but was neutralized by the larger underweight to the UK pound. The USD is beginning to look fundamentally attractive and we may remove our underweight during the coming year.

OUTLOOK: Valuation differentials between asset classes have decreased significantly over the past several months. We believe relative valuations suggest that continuing our overweight stance toward equities and underweight toward bonds is prudent, although valuations are not necessarily stretched relative to history. Nevertheless, we do see opportunities for regional and country relative positioning within global equity markets. In our opinion, bonds appear overvalued across all markets; U.S. high yield bond markets, emerging debt markets, and global inflation-linked bonds look particularly overvalued. We believe that these markets are trading significantly above fair value and we retain underweight positions in all of them.

                                        li

                                HIGH YIELD TRUST

INVESTMENT OBJECTIVE &   To seek to achieve maximum current income by investing
  POLICIES:              primarily in high yield bonds issued by U.S. and foreign
                         corporations and foreign governments and their agencies and instrumentalities. This portfolio invests, under normal
                         circumstances, at least 80% of its assets in high yield
                         bonds and related investments.
SUBADVISER:              Salomon Brothers Asset Management
PORTFOLIO MANAGER:       Peter J. Wilby
INCEPTION DATE:          January 1, 1997++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[HIGH YIELD TRUST PERFORMANCE GRAPH]

                                                                 HIGH YIELD TRUST SERIES I          CITIGROUP HIGH YIELD INDEX
                                                                 -------------------------          --------------------------
Dec. 1996                                                                  10000                              10000
                                                                           10058                              10075
                                                                           10144                              10246
                                                                            9904                              10141
                                                                           10144                              10214
                                                                           10392                              10420
Jun. 1997                                                                  10576                              10596
                                                                           10944                              10839
                                                                           10912                              10866
                                                                           11136                              11056
                                                                           11032                              11145
                                                                           11138                              11201
Dec. 1997                                                                  11268                              11319
                                                                           11443                              11575
                                                                           11575                              11652
                                                                           11725                              11778
                                                                           11780                              11842
                                                                           11722                              11874
Jun. 1998                                                                  11747                              11900
                                                                           11864                              11995
                                                                           10922                              11191
                                                                           10981                              11329
                                                                           10831                              11173
                                                                           11589                              11734
Dec. 1998                                                                  11581                              11725
                                                                           11698                              11901
                                                                           11654                              11801
                                                                           11869                              11902
                                                                           12326                              12150
                                                                           12012                              11960
Jun. 1999                                                                  12056                              11933
                                                                           12083                              11960
                                                                           11993                              11817
                                                                           12047                              11727
                                                                           12074                              11648
                                                                           12370                              11831
Dec. 1999                                                                  12508                              11930
                                                                           12449                              11831
                                                                           12556                              11859
                                                                           12411                              11619
                                                                           12373                              11665
                                                                           12080                              11503
Jun. 2000                                                                  12343                              11762
                                                                           12266                              11890
                                                                           12393                              11978
                                                                           12119                              11850
                                                                           11641                              11499
                                                                           10967                              11029
Dec. 2000                                                                  11387                              11254
                                                                           12150                              12012
                                                                           12188                              12155
                                                                           11680                              11934
                                                                           11363                              11758
                                                                           11460                              11947
Jun. 2001                                                                  11112                              11618
                                                                           11112                              11836
                                                                           11210                              11997
                                                                           10404                              11134
                                                                           10491                              11503
                                                                           10818                              11940
Dec. 2001                                                                  10763                              11864
                                                                           10763                              11915
                                                                           10546                              11785
                                                                           10546                              12099
                                                                           10673                              12297
                                                                           10566                              12144
Jun. 2002                                                                  10070                              11075
                                                                            9585                              10574
                                                                            9692                              10977
                                                                            9633                              10761
                                                                            9538                              10724
                                                                           10058                              11542
Dec. 2002                                                                  10047                              11683
                                                                           10283                              12118
                                                                           10436                              12280
                                                                           10673                              12694
                                                                           11132                              13482
                                                                           11295                              13571
Jun. 2003                                                                  11521                              13993
                                                                           11295                              13786
                                                                           11470                              13928
                                                                           11783                              14340
                                                                           11972                              14675
                                                                           12134                              14879
Dec. 2003                                                                  12473                              15261
                                                                           12624                              15524
                                                                           12573                              15439
                                                                           12661                              15536
                                                                           12522                              15483
                                                                           12351                              15215
Jun.2004                                                                   12522                              15442
                                                                           12720                              15641
                                                                           13037                              15926
                                                                           13248                              16143
                                                                           13498                              16477
                                                                           13617                              16667
Dec.2004                                                                   13853                              16908

                              PERFORMANCE TABLE**

                                                    Average Annual Total Return                       Cumulative Total Return
                                                                   Since          Since++                              Since
Periods Ending December 31, 2004         1 Year      5 Year      Inception      May 1, 2003           5 Year         Inception
Citigroup High Yield Index*              10.79%       7.22%         6.79%          14.54%             41.73%           69.08%
High Yield Trust Series I                11.06%       2.06%         4.16%          13.93%             10.75%           38.53%
High Yield Trust Series II+++            10.85%                     8.54%          13.60%                              27.16%
High Yield Trust Series III***           10.84%                    14.59%                                              19.75%

+++ Series II inception date: January 28, 2002
  ++ Current subadvisor assignment became effective May 1, 2003
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the High Yield Trust Series I returned +11.06%, outperforming the +10.79% return of the Citigroup High Yield Index.

ENVIRONMENT: During 2004, the high yield market outperformed nearly all other fixed income asset classes. The high yield market started the year strong, but began to decline as investors became concerned over the timing of anticipated rate increases. In March, investors sought haven in higher-rated bonds in the non-investment-grade universe as terrorism fears and weak employment numbers exerted pressure on stocks and drove yields on U.S. Treasury bonds lower. However, economic data released in April led investors to shift their expectations that the Federal Reserve would raise interest rates.

The high-yield bond market rallied for the rest of the year as increased investor confidence that the Fed would raise rates at a "measured pace" resulted in a strong rally in U.S. Treasuries and tight spreads across fixed income asset classes. Reduced U.S. Treasury market volatility and continued low interest rates set a positive tone for high yield. Additionally, default rates reached 20-year lows as the improving economy and low interest rates enabled companies to extend their debt maturities and improve their liquidity. Top performing industries consisted of textiles, restaurants and consumer products. The most significant underperformers included airlines, homebuilders and retail. Lower-quality bonds outperformed higher quality in 2004. Longer-dated bonds outperformed shorter maturities.

The Trust benefited from its issue selection, overweighting in issues rated CCC and the chemicals sector and underweighting in the airlines sector. Performance was adversely affected by its underweight in the telecommunications and utilities sectors. The portfolio also benefited from its allocation to emerging markets debt, which was substantially increased over the 12 months and outperformed all other fixed income asset classes. We remained overweight lower-rated securities based upon our rationale that the portfolio could benefit from an improving economy and potentially outperform higher-rated quality credits if interest rates were to rise.

                                       lii

                              STRATEGIC BOND TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of total return consistent with
  POLICIES:              preservation of capital by investing at least 80% of the
                         portfolio's net assets in fixed income securities. These
                         investments can be among five segments of the fixed income market: (i) United States government obligations, (ii)
                         investment-grade domestic corporate fixed income securities,
                         (iii) high yield, high risk corporate fixed income
                         securities (commonly called "junk bonds"), (iv)
                         mortgage-backed and asset-backed securities and (v)
                         investment-grade and high yield international fixed income securities. SaBAM will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved
                         from investment in these securities without incurring undue risks to principal value. In pursuing its objective, the
                         portfolio may invest without limitation in high yield, high risk securities.
SUBADVISER:              Salomon Brothers Asset Management Inc
PORTFOLIO MANAGERS:      Roger M. Lavan, David J. Scott and Peter J. Wilby
INCEPTION DATE:          February 19, 1993

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[STRATEGIC BOND TRUST PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                               STRATEGIC BOND TRUST SERIES I                  INDEX
                                                               -----------------------------      ------------------------------
Dec. 1994                                                                  10000                              10000
                                                                            9980                              10198
                                                                           10061                              10441
                                                                           10071                              10504
                                                                           10472                              10651
                                                                           10906                              11064
                                                                           11033                              11144
                                                                           11107                              11120
                                                                           11181                              11254
                                                                           11361                              11364
                                                                           11446                              11511
                                                                           11647                              11684
Dec. 1995                                                                  11922                              11848
                                                                           12399                              11926
                                                                           12187                              11718
                                                                           12197                              11636
                                                                           12358                              11571
                                                                           12461                              11548
                                                                           12599                              11703
                                                                           12690                              11734
                                                                           12862                              11714
                                                                           13274                              11918
                                                                           13388                              12183
                                                                           13628                              12391
Dec. 1996                                                                  13674                              12276
                                                                           13812                              12314
                                                                           13983                              12345
                                                                           13743                              12208
                                                                           13888                              12391
                                                                           14207                              12509
                                                                           14403                              12657
                                                                           14783                              12999
                                                                           14746                              12889
                                                                           15028                              13079
                                                                           14832                              13269
                                                                           15004                              13330
Dec. 1997                                                                  15175                              13465
                                                                           15335                              13637
                                                                           15445                              13626
                                                                           15555                              13672
                                                                           15597                              13744
                                                                           15597                              13874
                                                                           15571                              13992
                                                                           15624                              14021
                                                                           14613                              14250
                                                                           15059                              14583
                                                                           15020                              14506
                                                                           15387                              14589
Dec. 1998                                                                  15374                              14633
                                                                           15361                              14736
                                                                           15243                              14479
                                                                           15466                              14558
                                                                           15702                              14605
                                                                           15420                              14476
                                                                           15434                              14430
                                                                           15391                              14369
                                                                           15250                              14362
                                                                           15405                              14529
                                                                           15448                              14583
                                                                           15575                              14581
Dec. 1999                                                                  15716                              14511
                                                                           15645                              14463
                                                                           15857                              14638
                                                                           16012                              14831
                                                                           15857                              14788
                                                                           15718                              14781
                                                                           16058                              15088
                                                                           16228                              15226
                                                                           16428                              15447
                                                                           16382                              15544
                                                                           16305                              15646
                                                                           16505                              15903
Dec. 2000                                                                  16876                              16199
                                                                           17108                              16463
                                                                           17247                              16606
                                                                           17262                              16689
                                                                           17178                              16619
                                                                           17279                              16719
                                                                           17295                              16782
                                                                           17612                              17158
                                                                           17829                              17356
                                                                           17746                              17557
                                                                           18097                              17924
                                                                           17930                              17676
Dec. 2001                                                                  17930                              17563
                                                                           18147                              17706
                                                                           18330                              17877
                                                                           18297                              17581
                                                                           18639                              17922
                                                                           18657                              18074
                                                                           18370                              18231
                                                                           18155                              18452
                                                                           18693                              18764
                                                                           18747                              19068
                                                                           18800                              18980
                                                                           19177                              18974
Dec. 2002                                                                  19536                              19367
                                                                           19679                              19384
                                                                           20038                              19652
                                                                           20254                              19636
                                                                           20930                              19799
                                                                           21420                              20167
                                                                           21457                              20127
                                                                           20723                              19451
                                                                           21005                              19579
                                                                           21570                              20098
                                                                           21627                              19911
                                                                           21740                              19959
Dec. 2003                                                                  22098                              20162
                                                                           22249                              20324
                                                                           22324                              20543
                                                                           22475                              20697
                                                                           22025                              20159
                                                                           21928                              20079
                                                                           22084                              20193
                                                                           22319                              20393
                                                                           22749                              20782
                                                                           22906                              20839
                                                                           23180                              21014
                                                                           23277                              20846
Dec. 2004                                                                  23571                              21037

                              PERFORMANCE TABLE**

                                                    Average Annual Total Return                     Cumulative Total Return
                                                                                Since                                    Since
Periods Ending December 31, 2004             1 Year    5 Year     10 Year     Inception         5 Year     10 Year     Inception
Lehman Brothers Aggregate Bond Index*         4.34%     7.71%       7.72%                        44.97%     110.37%
Strategic Bond Trust Series I                 6.66%     8.44%       8.95%                        49.98%     135.71%
Strategic Bond Trust Series II+++             6.39%                             9.11%                                    29.11%
Strategic Bond Trust Series III***            6.35%                             8.71%                                    11.68%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Strategic Bond Trust Series I returned +6.66%, outperforming the +4.34% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: The Federal Reserve raised its federal funds rate, bringing it to 2.25% at year end from 1.00%. The 10-year U.S. Treasury note ended the year relatively unchanged after reaching a low of 3.68% in March and then peaking at 4.87% in June.

The U.S. economy continued to grow over the period. Although a series of individual events -- surging oil prices, hurricanes and the waning effects of 2002-2003 tax cuts -- restrained growth in 2004, the economy proved resilient enough to grow 4% over the past year. Mortgage-backed securities outperformed U.S. Treasury securities of comparable duration during the year. Agency securities provided only modest excess returns versus U.S. Treasuries of similar duration. All Treasuries finished the year in positive territory, while longer-term U.S. Treasuries outperformed U.S. Treasury bills and notes. The Treasury curve flattened during the second half of 2004, causing securities at the shorter end of the curve to underperform.

During 2004, the high yield market outperformed nearly all other fixed income asset classes. Emerging markets debt performed positively through the year. Good country fundamentals, commodity price strength and the absence of U.S. Treasury market volatility during most of the period supported emerging markets debt returns. The portfolio's allocation to higher-yielding bonds has provided it with favorable yields, which, we believe, should benefit the portfolio over the long term if corporate earnings continue to improve and interest rate volatility remains low.

We remain short duration versus the benchmark index, as we continue to position our portfolios defensively on interest rates. The portfolio's allocation to higher-yielding bonds has been beneficial. Within the portfolio's U.S. investment-grade component, we decreased our mortgage-backed securities weighting. This defensive shift was due to tighter spreads and valuations, and potential for increased volatility as the Fed continues to raise interest rates. We added to our positions in U.S. Treasuries and investment grade corporate bonds and we tactically decreased our allocation to the U.S. high yield market in favor of increasing exposure to emerging markets debt.

                                       liii

                             STRATEGIC INCOME TRUST

INVESTMENT OBJECTIVE &   To seek a high level of income. The portfolio invests, under
  POLICIES:              normal market conditions, primarily in foreign government
                         and corporate debt securities from developed and emerging
                         markets, U.S. Government and agency securities, and U.S.
                         high yield bonds.
SUBADVISER:              John Hancock Advisors
PORTFOLIO MANAGERS:      Frederick L. Cavanaugh Jr., Daniel Samuel Janis
INCEPTION DATE:          May 3, 2004

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[STRATEGIC INCOME TRUST PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                              STRATEGIC INCOME TRUST SERIES I                 INDEX
                                                              -------------------------------     ------------------------------
Apr. 2004                                                                  10000                              10000
May 2004                                                                    9952                               9960
Jun. 2004                                                                   9984                              10017
Jul. 2004                                                                  10080                              10116
Aug. 2004                                                                  10264                              10309
Sep. 2004                                                                  10416                              10337
Oct. 2004                                                                  10616                              10424
Nov. 2004                                                                  10808                              10340
Dec. 2004                                                                  10893                              10436

                              PERFORMANCE TABLE**

                                                              Cumulative Total Return
                                                                       Since
                                                                     Inception
Periods Ending December 31, 2004
Lehman Brothers Aggregate Bond Index*                                  4.36%
Strategic Income Trust Series I                                        8.93%
Strategic Income Trust Series II                                       8.87%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since the portfolio's inception of May 3, 2004, the Strategic Income Trust Series I returned +8.93%, outperforming the +4.36% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Bonds in dollar bloc countries -- the U.S., Canada and Australia -- rose due to better news relative to the U.S. regarding budget and trade numbers. Euro-area bond markets finished higher, as rates continued their decline due to the strong currency and weaker economic growth data. Japanese bonds also appreciated slightly in local currency and rose significantly in U.S. dollar terms primarily in response to yen appreciation. Emerging market bonds were buoyed by very strong demand in the face of low yields elsewhere and improving economic and fiscal conditions in some emerging countries. The portfolio continued to maintain its underweight in Treasury and high-yield bonds and overweight in foreign government bonds.

OUTLOOK: Our economic outlook calls for moderate growth and inflation, as we believe that the Federal Reserve will raise interest rates very slowly. We're concerned that moderate economic growth won't be enough to support the near historically tight yield spreads and high valuations of high-yield bonds for an extended period of time and we plan to maintain our conservative approach to the sector. Non-U.S. dollar currency bonds will continue to play a predominant role in our strategy based on valuations and our view that the U.S. current account deficit will continue to require large amounts of foreign capital as its funding source.

                                       liv

                               GLOBAL BOND TRUST

INVESTMENT OBJECTIVE &   To achieve maximum total return consistent with preservation
  POLICIES:              of capital and prudent investment management by investing, under normal market conditions, at least 80% of the
                         portfolio's net assets in fixed income securities. These
                         fixed income securities include fixed income securities
                         denominated in major foreign currencies and in U.S. dollars.
                         The portfolio may also invest in baskets of foreign
                         currencies (such as the euro), and the U.S. dollar.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       Michael R. Asay and Sudi Mariappa
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[GLOBAL BOND TRUST PERFORMANCE GRAPH]

                                                                                                   JP MORGAN GLOBAL (UNHEDGED)
                                                                 GLOBAL BOND TRUST SERIES I                 BOND INDEX
                                                                 --------------------------        ---------------------------
Dec. 1994                                                                 10000.00                           10000.00
                                                                          10080.00                           10202.00
                                                                          10313.00                           10465.00
                                                                          10578.00                           10998.00
                                                                          10838.00                           11173.00
                                                                          11125.00                           11484.00
                                                                          11125.00                           11556.00
                                                                          11329.00                           11610.00
                                                                          11380.00                           11287.00
                                                                          11574.00                           11541.00
                                                                          11743.00                           11654.00
                                                                          12031.00                           11785.00
Dec. 1995                                                                 12319.00                           11931.00
                                                                          12352.00                           11808.00
                                                                          12242.00                           11740.00
                                                                          12259.00                           11722.00
                                                                          12378.00                           11679.00
                                                                          12481.00                           11690.00
                                                                          12648.00                           11792.00
                                                                          12770.00                           12009.00
                                                                          12946.00                           12059.00
                                                                          13234.00                           12126.00
                                                                          13625.00                           12366.00
                                                                          13960.00                           12543.00
Dec. 1996                                                                 13922.00                           12455.00
                                                                          13588.00                           12143.00
                                                                          13579.00                           12060.00
                                                                          13467.00                           11968.00
                                                                          13559.00                           11901.00
                                                                          13671.00                           12182.00
                                                                          13885.00                           12321.00
                                                                          13925.00                           12275.00
                                                                          13814.00                           12260.00
                                                                          14160.00                           12533.00
                                                                          14150.00                           12798.00
                                                                          14182.00                           12645.00
Dec. 1997                                                                 14335.00                           12631.00
                                                                          14528.00                           12757.00
                                                                          14589.00                           12852.00
                                                                          14620.00                           12755.00
                                                                          14706.00                           12952.00
                                                                          14718.00                           13007.00
                                                                          14516.00                           13044.00
                                                                          14516.00                           13079.00
                                                                          14291.00                           13440.00
                                                                          15033.00                           14141.00
                                                                          15224.00                           14458.00
                                                                          15067.00                           14295.00
Dec. 1998                                                                 15427.00                           14564.00
                                                                          15293.00                           14444.00
                                                                          14787.00                           13962.00
                                                                          14686.00                           13997.00
                                                                          14808.00                           13992.00
                                                                          14460.00                           13746.00
                                                                          14149.00                           13517.00
                                                                          14422.00                           13814.00
                                                                          14447.00                           13850.00
                                                                          14609.00                           14049.00
                                                                          14633.00                           14032.00
                                                                          14398.00                           13865.00
Dec. 1999                                                                 14398.00                           13825.00
                                                                          14000.00                           13553.00
                                                                          13975.00                           13485.00
                                                                          14311.00                           13878.00
                                                                          13870.00                           13456.00
                                                                          13895.00                           13554.00
                                                                          14305.00                           13883.00
                                                                          14113.00                           13665.00
                                                                          14035.00                           13567.00
                                                                          14010.00                           13540.00
                                                                          13806.00                           13379.00
                                                                          14036.00                           13656.00
Dec. 2000                                                                 14638.00                           14147.00
                                                                          14703.00                           14137.00
                                                                          14703.00                           14142.00
                                                                          14190.00                           13747.00
                                                                          14215.00                           13692.00
                                                                          14151.00                           13652.00
                                                                          13972.00                           13529.00
                                                                          14407.00                           13872.00
                                                                          14984.00                           14392.00
                                                                          15113.00                           14494.00
                                                                          15318.00                           14625.00
                                                                          15075.00                           14408.00
Dec. 2001                                                                 14716.00                           14033.00
                                                                          14549.00                           13809.00
                                                                          14704.00                           13882.00
                                                                          14704.00                           13821.00
                                                                          15229.00                           14312.00
                                                                          15588.00                           14701.00
                                                                          16268.00                           15388.00
                                                                          16344.00                           15557.00
                                                                          16638.00                           15841.00
                                                                          16831.00                           16028.00
                                                                          16781.00                           15961.00
                                                                          16870.00                           15966.00
Dec. 2002                                                                 17678.00                           16751.00
                                                                          18037.00                           16971.00
                                                                          18331.00                           17215.00
                                                                          18344.00                           17258.00
                                                                          18604.00                           17465.00
                                                                          19389.00                           18223.00
                                                                          19083.00                           17937.00
                                                                          18510.00                           17376.00
                                                                          18418.00                           17289.00
                                                                          19416.00                           18266.00
                                                                          19323.00                           18171.00
                                                                          19682.00                           18460.00
Dec. 2003                                                                 20401.00                           19185.00
                                                                          20441.00                           19248.00
                                                                          20521.00                           19293.00
                                                                          20788.00                           19565.00
                                                                          19988.00                           18723.00
                                                                          20153.00                           18856.00
                                                                          20153.00                           18898.00
                                                                          20057.00                           18815.00
                                                                          20526.00                           19264.00
                                                                          20733.00                           19530.00
                                                                          21370.00                           20089.00
                                                                          22131.00                           20770.00
Dec. 2004                                                                 22509.00                           21125.00

                              PERFORMANCE TABLE**

                                                       Average Annual Total Return                    Cumulative Total Return
                                                                        Since         Since++                            Since
Periods Ending December 31, 2004          1 Year   5 Year   10 Year   Inception     May 1, 1999     5 Year   10 Year   Inception
JP Morgan Global (Unhedged) Bond Index*   10.11%    8.85%    7.77%                     7.54%        52.80%   111.25%
Global Bond Trust Series I                10.38%    9.36%    8.45%                     7.67%        56.39%   125.09%
Global Bond Trust Series II+++            10.21%                        15.86%                                           53.96%
Global Bond Trust Series III***           10.05%                        16.97%                                           23.04%

  ++ Current subadviser assignment became effective May 1, 1999.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Global Bond Trust Series I returned +10.38% outperforming the +10.11% return of the J.P. Morgan Global (Unhedged) Bond Index.

ENVIRONMENT: For all of 2004, a year in which strong growth and central bank tightening were expected to act as headwinds, global bonds performed unexpectedly well, driven by solid returns from Euroland, Sweden and Canada. Muted growth prospects and largely benign inflation underpinned returns in 2004. After strong first-half growth, rising oil prices derailed the global economy's growth momentum in the third quarter. While oil prices subsequently receded, a sharp dollar decline, along with Federal Reserve Chairman Greenspan's concerns regarding the U.S. current account, shifted investor focus to the diminishing economic prospects of export-dependent economies, most notably in Euroland.

During the year, an overweight to Euroland duration relative to the benchmark was a strong positive as yields fell in response to continued growth concerns and a surging Euro. An underweight to Japanese government bonds relative to the benchmark was positive for performance as their performance lagged that of all major global bond markets. An underweight to longer maturities in the U.K. relative to Euroland was a positive for performance, as Euroland long maturity yields fell more than U.K. long yields. A tactical allocation to real return bonds added value; Treasury Inflation-Protected Securities (TIPS) outperformed nominals by a wide margin as real yields fell. Modest currency exposure relative to the benchmark strongly benefited performance; twin deficit concerns dragged the U.S. dollar lower versus most major currencies.

OUTLOOK: We expect the pace of global growth to slow as the global economy faces strong headwinds. Most notable is the higher level and volatility of the price of crude oil, whose impact on businesses and households worldwide is just beginning to be felt. Central bankers are unlikely to act to counter this softening pace as policy in the major economies remains accommodative. Bond markets could remain volatile but within recently observed ranges. The dollar should remain pressured by the U.S. current account deficit, which could potentially widen further.

                                        lv

                             DIVERSIFIED BOND TRUST

INVESTMENT OBJECTIVE &   To achieve as high a total return as is consistent with the
  POLICIES:              conservation of capital by investing, under normal market
                         conditions, at least 80% of the portfolio's net assets in
                         fixed income securities, including up to 20% in non
                         investment-grade fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      James R. Mulally, Michael D. Locke & Christine C. Cronin
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[DIVERSIFIED BOND TRUST PERFORMANCE GRAPH]

                                                DIVERSIFIED BOND TRUST     CITIGROUP BROAD INVESTMENT
                                                       SERIES I                 GRADE BOND INDEX             COMBINED INDEX
                                                ----------------------     --------------------------        --------------
Dec. 1994                                                10000                       10000                        10000
                                                         10106                       10207                        10135
                                                         10309                       10446                        10346
                                                         10435                       10506                        10477
                                                         10595                       10650                        10635
                                                         10890                       11073                        10920
                                                         11002                       11151                        11033
                                                         11134                       11128                        11159
                                                         11216                       11256                        11241
                                                         11358                       11362                        11404
                                                         11389                       11514                        11454
                                                         11593                       11694                        11665
Dec. 1995                                                11807                       11855                        11822
                                                         11930                       11936                        11940
                                                         11858                       11733                        11893
                                                         11848                       11648                        11902
                                                         11867                       11563                        11958
                                                         11910                       11556                        12013
                                                         11997                       11706                        12090
                                                         11900                       11737                        11971
                                                         11955                       11720                        12052
                                                         12226                       11924                        12314
                                                         12422                       12192                        12493
                                                         12736                       12394                        12803
Dec. 1996                                                12638                       12284                        12721
                                                         12780                       12332                        12868
                                                         12812                       12345                        12906
                                                         12637                       12221                        12737
                                                         12864                       12395                        12961
                                                         13139                       12512                        13263
                                                         13378                       12661                        13514
                                                         13785                       13004                        13930
                                                         13570                       12893                        13729
                                                         13893                       13082                        14046
                                                         13869                       13270                        14016
                                                         13988                       13332                        14148
Dec. 1997                                                14083                       13468                        14293
                                                         14238                       13641                        14449
                                                         14502                       13632                        14714
                                                         14741                       13685                        14926
                                                         14837                       13756                        15022
                                                         14850                       13887                        15026
                                                         15008                       14002                        15216
                                                         15008                       14031                        15190
                                                         14467                       14247                        14763
                                                         14810                       14582                        15121
                                                         15021                       14516                        15400
                                                         15297                       14596                        15692
Dec. 1998                                                15586                       14642                        15962
                                                         15784                       14750                        16148
                                                         15508                       14491                        15885
                                                         15745                       14574                        16100
                                                         15873                       14623                        16327
                                                         15655                       14489                        16178
                                                         15597                       14439                        16122
                                                         15524                       14382                        16058
                                                         15510                       14371                        16047
                                                         15684                       14543                        16239
                                                         15713                       14587                        16288
                                                         15742                       14587                        16287
Dec. 1999                                                15698                       14520                        16213
                                                         15596                       14479                        16167
                                                         15727                       14648                        16356
                                                         15871                       14838                        16568
                                                         15797                       14794                        16519
                                                         15763                       14781                        16504
                                                         16143                       15090                        16849
                                                         16292                       15228                        17003
                                                         16523                       15445                        17246
                                                         16655                       15550                        17363
                                                         16722                       15649                        17473
                                                         16953                       15903                        17756
Dec. 2000                                                17317                       16203                        18092
                                                         17631                       16470                        18390
                                                         17779                       16616                        18553
                                                         17813                       16703                        18650
                                                         17704                       16625                        18563
                                                         17791                       16734                        18684
                                                         17791                       16789                        18746
                                                         18177                       17177                        19179
                                                         18335                       17366                        19391
                                                         18511                       17581                        19630
                                                         18879                       17935                        20026
                                                         18704                       17687                        19749
Dec. 2001                                                18547                       17584                        19633
                                                         18634                       17722                        19788
                                                         18721                       17892                        19977
                                                         18476                       17596                        19647
                                                         18785                       17929                        20019
                                                         18895                       18082                        20189
                                                         18767                       18215                        20338
                                                         18805                       18432                        20580
                                                         19263                       18754                        20941
                                                         19429                       19053                        21274
                                                         19375                       18967                        21178
                                                         19539                       18964                        21174
Dec. 2002                                                19961                       19358                        21614
                                                         19997                       19372                        21631
                                                         20271                       19648                        21938
                                                         20308                       19630                        21918
                                                         20513                       19803                        22111
                                                         20878                       20168                        22519
                                                         20859                       20133                        22480
                                                         20167                       19452                        21719
                                                         20282                       19585                        21868
                                                         20819                       20098                        22441
                                                         20607                       19913                        22234
                                                         20683                       19972                        22300
Dec. 2003                                                20875                       20171                        22523
                                                         20990                       20338                        22709
                                                         21162                       20556                        22953
                                                         21336                       20713                        23127
                                                         20796                       20175                        22527
                                                         20675                       20089                        22430
                                                         20777                       20208                        22563
                                                         20957                       20408                        22787
                                                         21339                       20811                        23237
                                                         21420                       20867                        23299
                                                         21600                       21049                        23503
                                                         21479                       20873                        23307
Dec. 2004                                                21681                       21074                        23531

                              PERFORMANCE TABLE**

                                                Average Annual Total Return                          Cumulative Total Return
                                                                      Since        Since++                               Since
Periods Ending December 31, 2004     1 Year    5 Year    10 Year    Inception    May 1, 1999      5 Year    10 Year    Inception
Citigroup Broad Investment Grade
  Bond Index*                         4.48%     7.73%     7.74%                     6.66%         45.14%    110.74%
Combined Index*++++                   4.48%     7.73%     8.93%                     6.66%         45.14%    135.31%
Diversified Bond Trust Series I       3.85%     6.67%     8.05%                     5.65%         38.10%    116.81%
Diversified Bond Trust Series II+++   3.65%                           5.26%                                              16.23%
Diversified Bond Trust Series
  III***                              3.66%                           5.11%                                               6.81%

  ++ Current subadviser assignment became effective May 1, 1999.
 ++++ The Combined Index represents 20% of the return of the Wilshire 5000
      Index, 5% of the MSCI EAFE Index, 50% of the Lehman Brothers Aggregate Bond Index, 25% of the 90 Day T-Bill through April 30, 1999, and 100% of the return of the Citigroup Broad Investment Grade Bond Index from May 1, 1999 and thereafter.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Diversified Bond Trust Series I returned +3.85%, underperforming the +4.48% return of the Citigroup Broad Investment Grade Bond Index.

ENVIRONMENT: A cautious duration stance hurt returns as long-term rates remained steady throughout the year as did the portfolio's barbelled yield curve strategy as intermediate-term maturities outperformed. The portfolio did benefit from overall positive issuer selection, specifically within corporates, and an overweight to lower quality and triple-B bonds.

OUTLOOK: We remain concerned about the risk of rising interest rates in the U.S. and are therefore slightly short duration. The U.S. economy appears to be on track for moderate growth and the Federal Reserve is moving toward a neutral monetary policy in a measured way. We remain overweight credit, but are reducing our investments in sectors that have done well. We are buying commercial mortgage-backed securities to replace corporate bonds, as they have attractive yields and relatively predictable cash flows. Non-U.S. holdings are expected to do well as the dollar continues its weak trend. We are maintaining allocations to the emerging markets debt sector, which has favorable fundamentals and fewer financial vulnerabilities than it did several years ago.

                                       lvi

                         INVESTMENT QUALITY BOND TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of current income consistent with
  POLICIES:              the maintenance of principal and liquidity by investing,
                         under normal market conditions, at least 80% of the
                         portfolio's net assets in investment grade bonds. The
                         portfolio will invest primarily in corporate bonds and U.S.
                         government bonds with intermediate to longer-term
                         maturities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Thomas L. Pappas
INCEPTION DATE:          June 18, 1985

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[INVESTMENT QUALITY BOND TRUST PERFORMANCE GRAPH]

                                                 INVESTMENT QUALITY BOND    LEHMAN BROTHERS AGGREGATE
                                                     TRUST SERIES I                BOND INDEX                COMBINED INDEX
                                                 -----------------------    -------------------------        --------------
Dec. 94                                                   10000                       10000                       10000
                                                          10182                       10198                       10199
                                                          10409                       10441                       10456
                                                          10481                       10504                       10531
                                                          10639                       10651                       10689
                                                          11076                       11064                       11156
                                                          11163                       11144                       11250
                                                          11124                       11120                       11204
                                                          11260                       11254                       11360
                                                          11376                       11364                       11481
                                                          11570                       11511                       11643
                                                          11755                       11684                       11845
Dec. 95                                                   11949                       11848                       12027
                                                          12007                       11926                       12103
                                                          11764                       11718                       11835
                                                          11667                       11636                       11736
                                                          11567                       11571                       11650
                                                          11536                       11548                       11629
                                                          11680                       11703                       11790
                                                          11711                       11734                       11816
                                                          11690                       11714                       11784
                                                          11907                       11918                       12007
                                                          12144                       12183                       12303
                                                          12381                       12391                       12542
Dec. 96                                                   12257                       12276                       12391
                                                          12288                       12314                       12407
                                                          12319                       12345                       12441
                                                          12164                       12208                       12278
                                                          12366                       12391                       12460
                                                          12476                       12509                       12584
                                                          12643                       12657                       12744
                                                          13042                       12999                       13158
                                                          12887                       12889                       12996
                                                          13098                       13079                       13207
                                                          13253                       13269                       13405
                                                          13319                       13330                       13477
Dec. 97                                                   13452                       13465                       13619
                                                          13685                       13637                       13802
                                                          13663                       13626                       13781
                                                          13707                       13672                       13826
                                                          13770                       13744                       13901
                                                          13911                       13874                       14055
                                                          14016                       13992                       14187
                                                          14051                       14021                       14191
                                                          14169                       14250                       14409
                                                          14580                       14583                       14837
                                                          14462                       14506                       14698
                                                          14568                       14589                       14838
Dec. 98                                                   14627                       14633                       14876
                                                          14732                       14736                       14993
                                                          14392                       14479                       14637
                                                          14509                       14558                       14717
                                                          14575                       14605                       14755
                                                          14389                       14476                       14592
                                                          14328                       14430                       14539
                                                          14266                       14369                       14488
                                                          14216                       14362                       14471
                                                          14352                       14529                       14608
                                                          14365                       14583                       14654
                                                          14402                       14581                       14651
Dec. 99                                                   14365                       14511                       14565
                                                          14340                       14463                       14550
                                                          14501                       14638                       14721
                                                          14674                       14831                       14913
                                                          14591                       14788                       14826
                                                          14511                       14781                       14803
                                                          14805                       15088                       15121
                                                          14939                       15226                       15286
                                                          15140                       15447                       15498
                                                          15207                       15544                       15561
                                                          15247                       15646                       15643
                                                          15421                       15903                       15899
Dec. 00                                                   15715                       16199                       16211
                                                          16023                       16463                       16515
                                                          16224                       16606                       16681
                                                          16278                       16689                       16762
                                                          16156                       16619                       16647
                                                          16270                       16719                       16751
                                                          16284                       16782                       16832
                                                          16697                       17158                       17254
                                                          16882                       17356                       17476
                                                          16882                       17557                       17615
                                                          17280                       17924                       18061
                                                          17010                       17676                       17780
Dec. 01                                                   16867                       17563                       17641
                                                          17010                       17706                       17774
                                                          17166                       17877                       17923
                                                          16939                       17581                       17563
                                                          17265                       17922                       17894
                                                          17385                       18074                       18065
                                                          17415                       18231                       18206
                                                          17475                       18452                       18402
                                                          17851                       18764                       18823
                                                          18182                       19068                       19222
                                                          17957                       18980                       19033
                                                          18092                       18974                       19075
Dec. 02                                                   18543                       19367                       19587
                                                          18633                       19384                       19594
                                                          18964                       19652                       19948
                                                          18949                       19636                       19926
                                                          19252                       19799                       20156
                                                          19774                       20167                       20736
                                                          19774                       20127                       20657
                                                          18983                       19451                       19790
                                                          19126                       19579                       19923
                                                          19727                       20098                       20560
                                                          19569                       19911                       20304
                                                          19648                       19959                       20363
Dec. 03                                                   19901                       20162                       20567
                                                          20106                       20324                       20756
                                                          20328                       20543                       21011
                                                          20518                       20697                       21206
                                                          19934                       20159                       20552
                                                          19799                       20079                       20443
                                                          19900                       20193                       20527
                                                          20085                       20393                       20749
                                                          20489                       20782                       21196
                                                          20573                       20839                       21277
                                                          20757                       21014                       21465
                                                          20589                       20846                       21230
Dec. 04                                                   20858                       21037                       21464

                              PERFORMANCE TABLE**

                                                        Average Annual Total Return                Cumulative Total Return
                                                                                   Since                               Since
Periods Ending December 31, 2004                  1 Year    5 Year    10 Year    Inception      5 Year    10 Year    Inception
Lehman Brothers Aggregate Bond Index*              4.34%     7.71%     7.72%                    44.97%    110.37%
Combined Index*+                                   4.36%     8.06%     7.94%                    47.36%    114.64%
Investment Quality Bond Trust Series I             4.81%     7.74%     7.63%                    45.21%    108.58%
Investment Quality Bond Trust Series II+++         4.65%                           7.12%                               22.35%
Investment Quality Bond Trust Series III***        4.60%                           6.67%                                8.93%

  + The Combined Index is comprised of 50% of the return of the Lehman Brothers
    Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Investment Quality Bond Trust Series I returned +4.81%, outperforming the +4.36% return of the Combined Index.

ENVIRONMENT: 2004 will be remembered as the bond bear market that wasn't. At the start of the year, the economic recovery was unfolding and bond investors were bracing for higher yields. Beginning in the second half of the year, following a favorable April employment report, the Federal Reserve began a series of five one-quarter percentage-point federal funds rate hikes. During this period, the yield curve flattened as short rates moved up and long rates remained the same. High yield issues (Lehman Brothers High Yield Index) outperformed large cap stocks (S&P 500 Index) for a second consecutive year. Investment grade corporate bonds and mortgage-backed securities outperformed Treasuries.

The greatest contributors to relative performance derived from yield curve positioning, an overweight position to investment grade credits, and exposure to non-investment grade issues. Conversely, an underweight position in mortgage pass-through securities and weak security selection in specific areas detracted from gains.

OUTLOOK: We are less comfortable with the rich valuation of the market in relation to an assortment of market risks. We cannot identify a straightforward catalyst for taking on more risk, but we are willing to adopt a contrarian strategy and generally sell into strength.

Interest rates have fallen across longer maturities even as the Fed has raised short-term rates. In 2004, we maneuvered portfolio duration between neutral and short and have begun 2005 one quarter year short. Growth and inflation should remain just high enough to challenge further rate declines, although any major geopolitical event could spark a flight to quality. Sentiment is universally tilted toward higher rates and other areas of the world economy are just weak enough to limit any rate rise. Therefore, we have a modestly defensive duration risk posture.

                                       lvii

                               TOTAL RETURN TRUST

INVESTMENT OBJECTIVE &   To achieve maximum total return, consistent with
  POLICIES:              preservation of capital and prudent investment management by investing primarily in a diversified portfolio of fixed
                         income securities of varying maturities. The average
                         portfolio duration will normally vary within a 3- to 6-year time frame based on PIMCO's forecast for interest rates.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       William H. Gross
INCEPTION DATE:          May 1, 1999

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[TOTAL RETURN TRUST PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                TOTAL RETURN TRUST SERIES I                   INDEX
                                                                ---------------------------       ------------------------------
Apr. 1999                                                                  10000                              10000
                                                                            9928                               9912
                                                                            9896                               9880
                                                                            9840                               9839
Aug. 1999                                                                   9824                               9834
                                                                            9928                               9948
                                                                            9936                               9985
                                                                            9968                               9984
Dec. 1999                                                                   9896                               9936
                                                                            9776                               9903
                                                                            9849                              10023
                                                                           10049                              10155
Apr. 2000                                                                  10032                              10126
                                                                           10024                              10121
                                                                           10213                              10331
                                                                           10303                              10425
Aug. 2000                                                                  10467                              10577
                                                                           10475                              10643
                                                                           10565                              10713
                                                                           10778                              10889
Dec. 2000                                                                  10934                              11091
                                                                           11049                              11272
                                                                           11147                              11370
                                                                           11196                              11427
Apr. 2001                                                                  11107                              11379
                                                                           11123                              11447
                                                                           11140                              11490
                                                                           11506                              11748
Aug. 2001                                                                  11634                              11883
                                                                           11856                              12021
                                                                           12078                              12272
                                                                           11908                              12103
Dec. 2001                                                                  11884                              12026
                                                                           12012                              12123
                                                                           12149                              12241
                                                                           11961                              12038
Apr. 2002                                                                  12167                              12271
                                                                           12239                              12375
                                                                           12284                              12483
                                                                           12338                              12634
Aug. 2002                                                                  12564                              12848
                                                                           12681                              13056
                                                                           12726                              12996
                                                                           12771                              12992
Dec. 2002                                                                  13015                              13261
                                                                           13087                              13273
                                                                           13276                              13456
                                                                           13286                              13445
Apr. 2003                                                                  13428                              13557
                                                                           13649                              13809
                                                                           13640                              13781
                                                                           13111                              13318
Aug. 2003                                                                  13235                              13406
                                                                           13582                              13762
                                                                           13485                              13634
                                                                           13525                              13666
Dec. 2003                                                                  13668                              13806
                                                                           13745                              13916
                                                                           13908                              14066
                                                                           14014                              14172
Apr. 2004                                                                  13688                              13803
                                                                           13646                              13748
                                                                           13708                              13827
                                                                           13839                              13964
Aug. 2004                                                                  14114                              14230
                                                                           14154                              14269
                                                                           14286                              14389
                                                                           14225                              14273
Dec. 2004                                                                  14345                              14404

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return              Cumulative Total Return
                                                                                     Since                            Since
Periods Ending December 31, 2004                         1 Year       5 Year       Inception          5 Year        Inception
Lehman Brothers Aggregate Bond Index*                     4.34%        7.71%         6.65%             44.97%         44.04%
Total Return Trust Series I                               4.96%        7.71%         6.57%             44.96%         43.45%
Total Return Trust Series II+++                           4.71%                      6.16%                            19.15%
Total Return Trust Series III***                          4.57%                      6.04%                             8.07%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Total Return Trust Series I returned +4.96%, outperforming the +4.34% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: For the year, bonds displayed unexpected returns, as all fixed income sectors showed gains. The yield on the 10-year Treasury note fell by 0.03 percentage points, to 4.22% at the end of the year. The Lehman Brothers Aggregate Bond Index returned +4.34 percent for the year despite several major headwinds. These included expanding U.S. fiscal deficits, a falling U.S. dollar and market perceptions as the year began that interest rates were bound to rise from levels near historic lows.

Fixed income markets also had to weather a tightening cycle by the Federal Reserve that began in June. The central bank raised the federal funds rate five times during the year for a total of 1.25 percentage points. Despite this tightening cycle, bond investors were encouraged by statements from the Fed that it would continue to move at a measured pace. Investors also understood that the Fed was lifting rates from unusually low levels that had been set to ward off deflation.

During the year, we focused on quality, value and prudent diversification outside of index sectors in an environment where core bond sectors presented limited buying opportunities. Underweighting mortgages and corporates hurt returns as investors anxious to boost yield were drawn to these assets, although security selection added to returns. An allocation to European bonds helped returns as yields fell. Yields fell as a result of weaker growth prospects in Europe than in the U.S. Emerging market issues were positive, as these markets continued to show improving credit fundamentals and outpaced all other bond sectors for the full year.

OUTLOOK: Global growth should slow this year as the U.S. recovery cools and Europe and Japan prove unable to pick up the slack. Higher unit labor costs and a weaker dollar should create inflationary pressure, but lingering overcapacity worldwide may limit this effect over a cyclical time frame. The yield on the benchmark 10-year Treasury should range between 4 and 4.5%, with the risk of a
0.25 percentage point breakout on the high side. We should remain defensive and look for value in an environment where interest rates are low and core bond sectors have continued to strengthen. Tactical flexibility will be critical in this setting, such as shifting between U.S. and non-U.S. bonds or between market sub-sectors within the U.S.

                                      lviii

                             REAL RETURN BOND TRUST

INVESTMENT OBJECTIVE &   To seek to achieve maximum real return, consistent with
  POLICIES:              preservation of real capital and prudent investment
                         management. The portfolio seeks to achieve its objective by investing under normal circumstances, at least 80% of its
                         net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGERS:      John B. Brynjolfsson
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[REAL RETURN BOND TRUST PERFORMANCE GRAPH]

                                                                                                 LEHMAN BROTHERS GLOBAL REAL U.S.
                                                              REAL RETURN BOND TRUST SERIES I               TIPS INDEX
                                                              -------------------------------    --------------------------------
Apr. 2003                                                                  10000                              10000
May 2003                                                                   10424                              10474
Jun. 2003                                                                  10336                              10367
Jul. 2003                                                                   9817                               9888
Aug. 2003                                                                   9984                              10065
Sep. 2003                                                                  10417                              10398
Oct. 2003                                                                  10393                              10455
Nov. 2003                                                                  10449                              10461
Dec. 2003                                                                  10489                              10567
Jan. 2004                                                                  10632                              10689
Feb. 2004                                                                  10928                              10936
Mar. 2004                                                                  11096                              11111
Apr. 2004                                                                  10606                              10572
May 2004                                                                   10753                              10762
Jun. 2004                                                                  10762                              10767
Jul. 2004                                                                  10868                              10867
Aug. 2004                                                                  11089                              11158
Sep. 2004                                                                  11113                              11180
Oct. 2004                                                                  11244                              11292
Nov. 2004                                                                  11317                              11265
Dec. 2004                                                                  11439                              11461

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Lehman Brothers Global Real U.S. TIPS Index*                   8.46%               8.53%                         14.61%
Real Return Bond Trust Series I                                9.06%               8.45%                         14.39%
Real Return Bond Trust Series II                               8.73%               8.20%                         13.95%
Real Return Bond Trust Series III***                           8.75%              11.05%                         14.88%

  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Real Return Bond Trust Series I returned +9.06%, outperforming the +8.46% return of the Lehman Brothers Global Real U.S. TIPS Index.

ENVIRONMENT: Bonds weathered a tightening cycle by the Federal Reserve in 2004 in which the central bank raised rates five times for a total of 1.25 percentage points starting in June. Real yields fell during the year, driven down on lower real growth prospects for the economy due, in part, to expectations for significantly higher oil prices. Higher oil prices also fuelled a rise in inflation expectations, which prevented nominal yields from falling along with real yields. Despite the Fed tightening cycle, real yields for all maturities fell during the year, falling 0.32 percentage points and 0.16 percentage points for intermediate and short-term maturities, respectively.

We focused on quality, value and prudent diversification outside of index sectors in an environment where core bond sectors presented limited opportunities to add value. TIPS significantly outpaced nominal bonds for the year, as represented by the Lehman Brothers U.S. TIPS and U.S. Treasury Indexes, respectively. This was due in large part to expanding U.S. fiscal deficits and a falling U.S. dollar, both of which tend to drive inflation expectations higher. A focus on long maturity TIPS helped returns as the real yield curve flattened in the U.S. Forward exposure to short-term rates was positive as these yields rose by less than the markets were pricing in. Emerging markets were positive as fundamentals such as trade surpluses and currency reserves continued to improve. Yen currency positions helped returns as the dollar fell amid concern about the U.S. trade deficit.

OUTLOOK: Global growth should slow this year as the U.S. recovery cools and Europe and Japan prove unable to pick up the slack. Higher unit labor costs and a weaker dollar may create inflationary pressure, but lingering overcapacity worldwide should limit this effect over a cyclical time frame. Real rates in the United States are expected to remain lower than historic norms due to excess leverage and other headwinds to economic growth. We should stay defensive and look for value in an environment where interest rates are low and core bond sectors have continued to strengthen. Tactical flexibility will be critical in this setting, such as shifting between U.S. and non-U.S. real and nominal bonds or sectors that provide an attractive spread to U.S. Treasuries.

                                       lix

                        U.S. GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of current income consistent with
  POLICIES:              the preservation of capital and maintenance of liquidity by investing at least 80% of the portfolio's net assets in debt obligations and mortgage-backed securities issued or
                         guaranteed by the U.S. government, its agencies or
                         instrumentalities and derivative securities.
SUBADVISER:              Salomon Brothers Asset Management Inc
PORTFOLIO MANAGER:       Roger M. Lavan
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[U.S. GOVERNMENT SECURITIES TRUST PERFORMANCE GRAPH]

                                                            U.S GOVERNMENT SECURITIES TRUST
                                                                        SERIES I               CITIGROUP 1-10 YEAR TREASURY INDEX
                                                            -------------------------------    ----------------------------------
Dec. 1994                                                                10000                                10000
                                                                         10174                                10169
                                                                         10388                                10358
                                                                         10451                                10414
                                                                         10567                                10532
                                                                         10948                                10829
                                                                         11016                                10899
                                                                         10990                                10906
                                                                         11092                                10991
                                                                         11168                                11060
                                                                         11295                                11184
                                                                         11430                                11326
Dec. 1995                                                                11557                                11436
                                                                         11634                                11535
                                                                         11447                                11418
                                                                         11380                                11360
                                                                         11338                                11318
                                                                         11293                                11322
                                                                         11419                                11433
                                                                         11454                                11467
                                                                         11463                                11483
                                                                         11643                                11628
                                                                         11858                                11821
                                                                         12037                                11958
Dec. 1996                                                                11948                                11895
                                                                         12011                                11943
                                                                         12055                                11955
                                                                         11966                                11894
                                                                         12125                                12021
                                                                         12211                                12114
                                                                         12327                                12218
                                                                         12567                                12446
                                                                         12509                                12397
                                                                         12663                                12533
                                                                         12807                                12679
                                                                         12835                                12709
Dec. 1997                                                                12960                                12816
                                                                         13114                                12989
                                                                         13124                                12969
                                                                         13162                                13011
                                                                         13236                                13072
                                                                         13326                                13161
                                                                         13397                                13251
                                                                         13447                                13304
                                                                         13629                                13564
                                                                         13901                                13889
                                                                         13830                                13917
                                                                         13850                                13867
Dec. 1998                                                                13931                                13920
                                                                         13992                                13984
                                                                         13840                                13782
                                                                         13931                                13875
                                                                         13973                                13914
                                                                         13857                                13825
                                                                         13826                                13850
                                                                         13731                                13864
                                                                         13731                                13890
                                                                         13931                                14000
                                                                         13983                                14018
                                                                         13962                                14027
Dec. 1999                                                                13899                                13991
                                                                         13805                                13952
                                                                         13994                                14059
                                                                         14130                                14236
                                                                         14150                                14231
                                                                         14161                                14289
                                                                         14411                                14496
                                                                         14490                                14592
                                                                         14683                                14744
                                                                         14831                                14856
                                                                         14922                                14954
                                                                         15149                                15171
Dec. 2000                                                                15410                                15421
                                                                         15603                                15598
                                                                         15717                                15744
                                                                         15796                                15871
                                                                         15760                                15807
                                                                         15832                                15874
                                                                         15844                                15931
                                                                         16145                                16217
                                                                         16265                                16355
                                                                         16554                                16691
                                                                         16782                                16935
                                                                         16590                                16752
Dec. 2001                                                                16494                                16672
                                                                         16602                                16728
                                                                         16734                                16860
                                                                         16554                                16599
                                                                         16822                                16887
                                                                         16923                                17007
                                                                         17073                                17213
                                                                         17273                                17553
                                                                         17449                                17732
                                                                         17612                                18068
                                                                         17637                                18030
                                                                         17587                                17871
Dec. 2002                                                                17812                                18197
                                                                         17837                                18143
                                                                         17975                                18339
                                                                         17950                                18336
                                                                         18017                                18373
                                                                         18134                                18662
                                                                         18121                                18629
                                                                         17642                                18225
                                                                         17733                                18251
                                                                         18004                                18627
                                                                         17927                                18446
                                                                         17979                                18444
Dec. 2003                                                                18121                                18583
                                                                         18198                                18672
                                                                         18315                                18843
                                                                         18380                                18976
                                                                         18068                                18550
                                                                         18001                                18501
                                                                         18122                                18542
                                                                         18242                                18663
                                                                         18470                                18936
                                                                         18483                                18945
                                                                         18604                                19049
                                                                         18550                                18853
Dec. 2004                                                                18644                                18958

                              PERFORMANCE TABLE**

                                                        Average Annual Total Return                   Cumulative Return
                                                                                   Since                               Since
Periods Ending December 31, 2004                  1 Year    5 Year    10 Year    Inception      5 Year    10 Year    Inception
Citigroup 1-10 year Treasury Index*                2.02%     6.27%     6.61%                    35.51%     89.58%
U.S. Government Securities Trust Series I          2.89%     6.05%     6.43%                    34.13%     86.44%
U.S. Government Securities Trust Series II+++      2.70%                           4.00%                               12.19%
U.S. Government Securities Trust Series III***     2.64%                           3.73%                                4.97%

  ++ Current subadvisor agreement became effective December 13, 1991
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the U.S. Government Securities Trust Series I returned +2.89%, outperforming the +2.02% return of the Citigroup 1-10 year Treasury Index.

ENVIRONMENT: The Federal Reserve raised its federal funds rate, bringing it to 2.25% at year end from 1.00%. The 10-year U.S. Treasury note ended the year relatively unchanged after reaching a low of 3.68% in March and then peaking at 4.87% in June.

Investors spent the year dissecting language from the Fed for clues on its assessment of the U.S. economy and pace of rate hikes. The U.S. economy continued to grow over the period. Although a series of individual events -- surging oil prices, hurricanes and the waning effects of 2002-2003 tax cuts -- restrained growth in 2004, the economy proved resilient enough to grow 4% over the past year. The U.S. labor market improved over the past year, but the pace of improvements was uneven. Overall, however, the economy performed well.

Mortgage-backed securities outperformed U.S. Treasury securities of comparable duration during the year. Agency securities provided only modest excess returns versus U.S. Treasuries of similar duration.. All Treasuries finished the year in positive territory, while longer-term U.S. Treasuries outperformed U.S. Treasury bills and notes. The Treasury curve flattened during the second half of 2004, causing the shorter end of the curve to underperform.

During the year, we decreased our allocation to mortgage-backed securities. This defensive shift was due to tighter spreads and valuations within the mortgage-backed sector, and potential for increased volatility as the Fed continues to raise interest rates. We also decreased our exposure to asset-backed securities and reallocated assets primarily into U.S. Treasuries.

OUTLOOK: We remain short duration versus the benchmark index, as we continue to position our portfolios defensively on interest rates. We plan to maintain our tactical short-duration posture and continue to emphasize mortgage-backed securities, which we believe should outperform U.S. Treasury securities as interest rates continue to gradually rise. We will continue to monitor our tactical sector allocations and will make adjustments as interest rate volatility increases and rates start to rise on the 10-year part of the yield curve.

                                        lx

                        LIFESTYLE AGGRESSIVE 1000 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing 100% of
  POLICIES:              the portfolio's assets in other portfolios of the Trust
                         (underlying portfolios) that invest primarily in equity
                         securities. Current income is not a consideration.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LIFESTYLE AGGRESSIVE 1000 TRUST PERFORMANCE GRAPH]

                                  LIFESTYLE
                               AGGRESSIVE 1000                                                 LIFESTYLE
                               TRUST SERIES I       S&P 500 INDEX     RUSSELL 2000 INDEX   AGGRESSIVE POLICY   RUSSELL 3000 INDEX
                               ---------------      -------------     ------------------   -----------------   ------------------
Dec. 1996                           10000               10000               10000                10000               10000
                                    10112               10621               10200                10192               10553
                                     9920               10707                9952                10056               10565
                                     9568               10262                9482                 9661               10087
                                     9637               10874                9509                 9809               10584
                                    10302               11542               10566                10756               11307
                                    10738               12057               11020                11233               11778
                                    11321               13014               11532                11782               12701
                                    10886               12290               11796                11632               12185
                                    11543               12964               12660                12388               12876
                                    10968               12531               12104                11782               12444
                                    10960               13111               12025                11813               12920
Dec. 1997                           11089               13337               12236                11983               13179
                                    10990               13485               12042                12051               13247
                                    11690               14457               12932                12925               14194
                                    12209               15197               13465                13427               14898
                                    12278               15351               13539                13531               15044
                                    11845               15087               12809                13003               14673
                                    12027               15699               12836                13201               15169
                                    11395               15533               11798                12570               14893
                                     9516               13287                9507                10420               12611
                                     9888               14138               10251                11010               13471
                                    10338               15288               10669                11687               14494
                                    10918               16214               11228                12352               15381
Dec. 1998                           11620               17148               11923                13124               16359
                                    11724               17865               12082                13359               16915
                                    11021               17309               11103                12534               16316
                                    11377               18002               11277                12873               16915
                                    11612               18698               12287                13675               17678
                                    11358               18257               12466                13384               17342
                                    11930               19270               13030                13996               18218
                                    11821               18669               12673                13851               17666
                                    11621               18576               12204                13677               17464
                                    11467               18067               12206                13569               17017
                                    11866               19210               12255                14121               18084
                                    12284               19600               12987                14656               18591
Dec. 1999                           13311               20755               14457                15888               19777
                                    12725               19713               14224                15230               19002
                                    13202               19340               16573                16025               19178
                                    13870               21232               15480                16538               20680
                                    13230               20593               14548                15765               19952
                                    12845               20171               13700                15228               19391
                                    13490               20667               14895                15937               19965
                                    13202               20344               14415                15478               19612
                                    14068               21608               15515                16311               21067
                                    13500               20467               15059                15618               20113
                                    13163               20381               14387                15235               19827
                                    11969               18775               12910                14061               17999
Dec. 2000                           12630               18867               14022                14617               18302
                                    12987               19537               14753                15018               18927
                                    11810               17755               13785                13818               17197
                                    10961               16631               13111                12967               16076
                                    11914               17923               14136                13959               17366
                                    11872               18043               14484                13936               17504
                                    11599               17605               14983                13757               17182
                                    11304               17432               14173                13399               16899
                                    10767               16341               13715                12839               15902
                                     9599               15021               11869                11510               14499
                                     9978               15308               12563                11884               14837
                                    10662               16482               13536                12648               15980
Dec. 2001                           10883               16627               14371                12938               16205
                                    10578               16384               14222                12614               16002
                                    10472               16068               13832                12447               15676
                                    11030               16672               14943                13144               16362
                                    10728               15662               15080                12898               15503
                                    10622               15546               14410                12752               15324
                                     9901               14439               13695                12034               14220
                                     8916               13313               11627                10798               13090
                                     8905               13401               11597                10807               13151
                                     8036               11944               10764                 9751               11769
                                     8576               12995               11110                10335               12706
                                     9117               13760               12101                10983               13475
Dec. 2002                            8629               12951               11427                10445               12713
                                     8364               12612               11110                10124               12402
                                     8173               12423               10775                 9904               12197
                                     8173               12543               10914                 9920               12325
                                     8883               13577               11949                10817               13332
                                     9458               14292               13231                11596               14138
                                     9650               14475               13470                11829               14328
                                     9916               14730               14313                12220               14657
                                    10247               15017               14969                12625               14982
                                    10215               14858               14693                12647               14819
                                    10875               15699               15927                13502               15715
                                    11077               15837               16492                13774               15932
Dec. 2003                           11642               16667               16827                14509               16661
                                    11876               16974               17558                14842               17009
                                    12142               17210               17715                15105               17238
                                    12089               16950               17880                15131               17033
                                    11770               16684               16969                14686               16681
                                    11877               16912               17239                14850               16924
                                    12178               17240               17965                15278               17260
                                    11695               16670               16755                14661               16607
                                    11695               16736               16669                14693               16676
                                    12070               16917               17451                15125               16932
                                    12285               17176               17795                15459               17210
                                    13047               17872               19339                16470               18010
Dec. 2004                           13511               18478               19911                17037               18655

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                     Since                           Since
Periods Ending December 31, 2004                           1 Year      5 Year      Inception         5 Year        Inception
Russell 2000 Index*                                        18.33%       6.61%         8.99%           37.71%         99.11%
Russell 3000 Index*                                        11.95%      -1.16%         8.11%           -5.68%         86.55%
S&P 500 Index++                                            10.87%      -2.30%         7.98%          -10.98%         84.78%
Lifestyle Aggressive Policy*+                              17.41%       1.40%         6.89%            7.22%         70.37%
Lifestyle Aggressive 1000 Trust Series I                   16.06%       0.30%         3.84%            1.50%         35.11%
Lifestyle Aggressive 1000 Trust Series II+++               16.06%                     8.56%                          27.23%
Lifestyle Aggressive 1000 Trust Series III***              15.97%                    21.46%                          29.34%

  + The Lifestyle Aggressive Policy is a blend of returns (41% Russell 1000
    Index, 27% Russell 2000 Index, and 32% MSCI EAFE Index).
 ++ The S&P 500 Index was added to more accurately reflect the investment objective of the Lifestyle Aggressive 1000 Trust.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Lifestyle Aggressive 1000 Trust Series I returned +16.06%, outperforming the +10.87% return of the S&P 500 Index.

ENVIRONMENT: Real estate securities performed well as the NAREIT-Equity Index posted a return of 31.58% for the year. On a market capitalization basis, small and mid cap stocks outperformed large cap stocks. On a style basis, value-oriented stocks significantly outperformed their growth counterparts as the Russell 3000 Value Index returned 16.94% versus the Russell 3000 Growth Index return of 6.93%. Foreign equities generated positive returns as the MSCI EAFE Index returned 20.70%.

The Lifestyle Aggressive 1000 Trust outperformed the S&P 500 Index for the year. Eighteen of the 22 funds in Lifestyle Aggressive outperformed the S&P 500 Index. The domestic equity portion of the fund contributed positively to performance with the largest contribution coming from Mid Cap funds, namely the Mid Cap Value Trust and Mid Cap Stock Trust. Small Cap funds were the next best performing area within the domestic equity portion of the fund. Large Cap funds were also a positive contributor due to strong results from Large Cap Value funds offsetting the lagging results of the Large Cap Growth funds. The two alternative asset class funds in Lifestyle Aggressive, International Small Cap Trust and Natural Resources Trust, were significant positive factors in relative performance. In fact, the Natural Resources Trust had the largest positive contribution to performance. While domestic equity funds posted good results, international equity was the best performing asset class in Lifestyle Aggressive relative to the S&P 500 Index. International Value Trust and International Stock Trust both had large positive contributions to performance.

                                       lxi

OUTLOOK: Corporate earnings are expected to decrease slightly in 2005, but for the most part, earnings continue to surprise on the upside. The economic and market fundamentals are sound, but lingering concerns over the price of oil, continued geopolitical problems, and the US trade and budget deficits have undermined investor confidence. While valuations are no longer stretched, earnings growth has been slowing. The US Fed Funds rate is expected to be about 3-4% sometime in 2005. In sum, while double-digit returns seem less probable, stocks still appear poised for positive returns.

                                       lxii

                           LIFESTYLE GROWTH 820 TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            approximately 20% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 80% of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a consideration.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LIFESTYLE GROWTH 820 TRUST PERFORMANCE GRAPH]

                                                                         LEHMAN BROTHERS
                                LIFESTYLE GROWTH                        GOVERNMENT/CREDIT   LIFESTYLE GROWTH
                               820 TRUST SERIES I     S&P 500 INDEX        BOND INDEX            POLICY          COMBINED INDEX
                               ------------------     -------------     -----------------   ----------------     --------------
Dec. 1996                            10000                10000               10000               10000               10000
                                     10144                10621               10012               10229               10503
                                     10104                10707               10033               10140               10577
                                      9824                10262                9914                9770               10201
                                      9967                10874               10058                9930               10719
                                     10517                11542               10152               10751               11266
Jun. 1997                            10894                12057               10274               11170               11695
                                     11420                13014               10588               11708               12501
                                     11132                12290               10470               11617               11923
                                     11641                12964               10634               12286               12481
                                     11173                12531               10804               11834               12184
                                     11247                13111               10861               11920               12647
Dec. 1997                            11384                13336               10975               12104               12847
                                     11367                13484               11130               12131               12994
                                     11971                14457               11107               12890               13741
                                     12401                15197               11142               13368               14312
                                     12459                15350               11198               13463               14443
                                     12181                15086               11317               13023               14271
Jun. 1998                            12285                15699               11433               13189               14759
                                     11894                15532               11442               12646               14639
                                     10296                13286               11665               10710               12994
                                     10609                14137               11999               11300               13720
                                     11095                15287               11914               11859               14598
                                     11634                16214               11985               12483               15322
Dec. 1998                            12083                17148               12014               13126               16038
                                     12127                17865               12099               13344               16598
                                     11671                17309               11811               12661               16126
                                     12004                18002               11870               12939               16660
                                     12443                18698               11900               13726               17187
                                     12268                18257               11777               13454               16833
Jun. 1999                            12765                19270               11741               13950               17570
                                     12654                18669               11708               13797               17116
                                     12498                18576               11699               13648               17046
                                     12379                18067               11804               13517               16712
                                     12737                19210               11835               14006               17571
                                     13151                19600               11828               14429               17856
Dec. 1999                            14077                20757               11756               15354               18681
                                     13567                19715               11752               14829               17917
                                     14031                19342               11899               15330               17689
                                     14615                21234               12071               15848               19120
                                     14020                20595               12012               15294               18648
                                     13649                20173               12001               14873               18340
Jun. 2000                            14200                20669               12246               15437               18779
                                     14000                20347               12375               15142               18578
                                     14772                21610               12550               15866               19555
                                     14291                20469               12598               15301               18753
                                     14030                20383               12677               14986               18714
                                     13047                18777               12894               13976               17595
Dec. 2000                            13629                18867               13147               14409               17728
                                     14020                19537               13368               14869               18289
                                     13037                17755               13506               13919               16986
                                     12275                16631               13568               13196               16142
                                     13074                17923               13466               13983               17132
                                     13096                18043               13544               14013               17245
Jun. 2001                            12843                17605               13609               13802               16922
                                     12656                17432               13948               13598               16865
                                     12193                16341               14126               13138               16059
                                     11170                15021               14256               11988               15058
                                     11566                15308               14619               12346               15350
                                     12193                16482               14379               13047               16250
Dec. 2001                            12380                16624               14266               13243               16342
                                     12116                16382               14370               13015               16177
                                     11995                16066               14492               12855               15959
                                     12468                16670               14198               13423               16387
                                     12157                15660               14473               13187               15656
                                     12079                15544               14606               13064               15590
Jun. 2002                            11383                14437               14730               12312               14728
                                     10530                13311               14907               11303               13846
                                     10552                13399               15241               11387               13965
                                      9733                11943               15569               10468               12796
                                     10305                12994               15419               10999               13685
                                     10878                13759               15429               11642               14329
Dec. 2002                            10419                12950               15837               11210               13714
                                     10206                12611               15837               10995               13429
                                     10060                12422               16119               10844               13305
                                     10094                12542               16098               10915               13406
                                     10835                13576               16271               11777               14312
                                     11415                14291               16733               12457               14969
Jun. 2003                            11598                14474               16666               12678               15116
                                     11757                14729               15967               12913               15228
                                     12076                15016               16073               13251               15485
                                     12110                14857               16582               13343               15436
                                     12702                15698               16372               14048               16106
                                     12918                15836               16416               14282               16226
Dec. 2003                            13498                16666               16578               14950               16940
                                     13726                16973               16729               15245               17217
                                     13989                17209               16933               15476               17446
                                     13955                16949               17089               15506               17261
                                     13574                16683               16564               15079               16953
                                     13690                16911               16480               15216               17126
Jun. 2004                            13990                17239               16547               15566               17412
                                     13597                16669               16723               15146               16986
                                     13678                16735               17077               15266               17105
                                     14036                16916               17137               15605               17262
                                     14301                17175               17286               15923               17502
                                     14994                17871               17094               16699               18041
Dec. 2004                            15467                18478               17276               17203               18572

                              PERFORMANCE TABLE**

                                                                    Average Annual Total Return        Cumulative Total Return
                                                                                           Since                       Since
Periods Ending December 31, 2004                                 1 Year      5 Year      Inception     5 Year        Inception
S&P 500 Index*                                                    10.87%      -2.30%        7.98%      -10.98%         84.78%
Lehman Brothers Government/Credit Bond Index*                      4.21%       8.00%        7.07%       46.96%         72.76%
Combined Index*++                                                  9.59%      -0.12%        8.05%       -0.58%         85.72%
Lifestyle Growth Policy*+                                         15.08%       2.30%        7.02%       12.05%         72.03%
Lifestyle Growth 820 Trust Series I                               14.57%       1.90%        5.62%        9.88%         54.67%
Lifestyle Growth 820 Trust Series II+++                           14.59%                    8.49%                      26.98%
Lifestyle Growth 820 Trust Series III***                          14.49%                   19.15%                      26.09%

  + The Lifestyle Growth Policy is a blend of returns (42% Russell 1000 Index,
    17% Russell 2000 Index, 21% MSCI EAFE Index, 3% Lehman Brothers IT Government/Credit Bond Index, 3% Lehman Brothers 1-3 Year Government Index, 2% Lehman Brothers LT Government/Credit Bond Index, 12% Salomon Brothers High Yield Bond Index).
 ++ The Combined Index consists of 80% of the S&P 500 Index and 20% of the
    Lehman Brothers Aggregate Bond Index. The Combined Index was added to more accurately reflect the investment objectives of the Lifestyle Growth 820 Trust.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Lifestyle Growth 820 Trust Series I returned +14.57%, outperforming the +9.59% return of the Combined Index (80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.)

ENVIRONMENT: Real estate securities performed well as the NAREIT-Equity Index posted a return of 31.58% for the year. On a market capitalization basis, small and mid cap stocks outperformed large cap stocks. On a style basis, value-oriented stocks significantly outperformed their growth counterparts as the Russell 3000 Value Index returned 16.94% versus the Russell 3000 Growth Index return of 6.93%. Foreign equities generated positive returns as the MSCI EAFE Index returned 20.70%. Fixed income returned 4.34% this year represented by the Lehman Brothers Aggregate Bond Index. There was a wide range of returns this year with investment grade bonds returning between 1.06% for short-term issues (per Lehman Brothers 1-3 year Gov't Index), and 8.56% for long-term issues (per Lehman Brothers Long Term Gov't/ Credit Index). High yield bonds performed well as the Citigroup High Yield Market Index returned 10.79% this year significantly outperforming investment grade fixed income.

                                      lxiii

The Lifestyle Growth 820 Trust outperformed the Combined Index (80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.) for the year. Seventeen of the 23 equity funds in Lifestyle Growth outperformed the S&P 500 Index and all of the Fixed Income funds outperformed the Lehman Brothers Aggregate Bond Index. The domestic equity portion of the fund contributed positively to performance with the largest contribution coming from Small Cap funds, namely the Small Company Value Trust and Small Cap Opportunities Trust. Mid Cap funds were the next best performing area within the domestic equity portion of the fund. Large Cap funds were also a positive contributor due to strong results from Large Cap Value funds offsetting the lagging results of the Large Cap Growth funds. The three alternative equity asset class funds in Lifestyle Growth (International Small Cap Trust, Natural Resources Trust and Real Estate Securities Trust) were significant positive factors in relative performance. In fact, the Natural Resources Trust had the largest positive contribution to performance. While domestic equity funds posted good results, international equity was the best performing equity asset class in Lifestyle Growth relative to the S&P 500 Index. International Value Trust and International Stock Trust both made large positive contributions to performance. Fixed Income within Lifestyle Growth contributed significantly relative to the Lehman Brothers Aggregate Bond Index. While every fund in Fixed Income outperformed, the alternative asset classes in fixed income in particular bolstered performance. The Real Return Bond Trust (Treasury Inflation Protected Securities), High Yield Bond Trust, and Global Bond Trust were three funds that produced the majority of the positive relative performance in fixed income.

OUTLOOK: Corporate earnings are expected to decrease slightly in 2005, but for the most part, earnings continue to surprise on the upside. The economic and market fundamentals are sound, but lingering concerns over the price of oil, continued geopolitical problems, and the US trade and budget deficits have undermined investor confidence. While valuations are no longer stretched, earnings growth has been slowing. The US Fed Funds rate is expected to be about 3-4% sometime in 2005. In sum, while double-digit returns seem less probable, stocks still appear poised for positive returns. Within Fixed Income, credit spreads are still very tight by historical standards, as strong corporate cash flow eliminates much need for net new bond issuance. We expect some very gradual widening as a growing economy creates a need for more capital spending, but with a healthy expansion producing low default rates we do not expect any dramatic change.

                                       lxiv

                          LIFESTYLE BALANCED 640 TRUST

INVESTMENT OBJECTIVE &   To achieve a balance between a high level of current income
  POLICIES:              and growth of capital, with a greater emphasis on growth of capital. The portfolio invests approximately 40% of the
                         portfolio's assets in underlying portfolios that invest
                         primarily in fixed income securities and approximately 60%
                         of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a
                         consideration.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LIFESTYLE BALANCED 640 TRUST PERFORMANCE GRAPH]

                                                                        LEHMAN BROTHERS
                              LIFESTYLE BALANCED                       GOVERNMENT/CREDIT   LIFESTYLE BALANCED
                              640 TRUST SERIES I     S&P 500 INDEX        BOND INDEX             POLICY          COMBINED INDEX
                              ------------------     -------------     -----------------   ------------------    --------------
Dec. 1996                           10000                10000               10000               10000                10000
                                    10147                10621               10012               10197                10385
                                    10151                10707               10033               10166                10446
                                     9907                10262                9914                9892                10139
                                    10099                10874               10058               10067                10563
                                    10528                11542               10152               10680                10992
Jun. 1997                           10842                12057               10274               11019                11338
                                    11330                13014               10588               11475                12000
                                    11127                12290               10470               11331                11559
                                    11541                12964               10634               11836                12007
                                    11176                12531               10804               11522                11837
                                    11261                13111               10861               11628                12187
Dec. 1997                           11411                13336               10975               11781                12362
                                    11397                13484               11130               11866                12508
                                    11887                14457               11107               12436                13046
                                    12235                15197               11142               12804                13465
                                    12282                15350               11198               12892                13574
                                    12069                15086               11317               12624                13486
Jun. 1998                           12149                15699               11433               12793                13861
                                    11803                15532               11442               12484                13783
                                    10526                13286               11665               11081                12678
                                    10890                14137               11999               11549                13284
                                    11271                15287               11914               12031                13904
                                    11723                16214               11985               12542                14441
Dec. 1998                           12064                17148               12014               13045                14958
                                    12100                17865               12099               13245                15375
                                    11725                17309               11811               12763                14981
                                    12002                18002               11870               13023                15374
                                    12422                18698               11900               13589                15751
                                    12224                18257               11777               13371                15472
Jun. 1999                           12545                19270               11741               13688                15967
                                    12403                18669               11708               13560                15641
                                    12337                18576               11699               13469                15591
                                    12262                18067               11804               13329                15407
                                    12610                19210               11835               13688                16014
                                    12939                19600               11828               13933                16210
Dec. 1999                           13562                20757               11756               14510                16751
                                    13266                19715               11752               14153                16223
                                    13609                19342               11899               14313                16118
                                    14085                21234               12071               14829                17149
                                    13776                20595               12012               14589                16820
                                    13624                20173               12001               14357                16610
Jun. 2000                           14025                20669               12246               14741                16994
                                    13967                20347               12375               14695                16897
                                    14472                21610               12550               15150                17625
                                    14157                20469               12598               14808                17110
                                    13964                20383               12677               14577                17112
                                    13411                18777               12894               13936                16416
Dec. 2000                           13859                18867               13147               14274                16586
                                    14226                19537               13368               14677                17047
                                    13590                17755               13506               14044                16175
                                    13068                16631               13568               13547                15592
                                    13622                17923               13466               14088                16292
                                    13656                18043               13544               14144                16397
Jun. 2001                           13466                17605               13609               13981                16182
                                    13422                17432               13948               13925                16232
                                    13131                16341               14126               13657                15696
                                    12357                15021               14256               12819                15009
                                    12649                15308               14619               13082                15306
                                    13142                16482               14379               13646                15926
Dec. 2001                           13242                16624               14266               13740                15969
                                    13086                16382               14370               13599                15881
                                    12985                16066               14492               13516                15759
                                    13321                16670               14198               13932                16009
                                    13092                15660               14473               13762                15551
                                    13057                15544               14606               13725                15536
Jun. 2002                           12501                14437               14730               13124                14925
                                    11829                13311               14907               12411                14300
                                    11922                13399               15241               12543                14453
                                    11238                11943               15569               11814                13605
                                    11690                12994               15419               12204                14298
                                    12212                13759               15429               12764                14802
Dec. 2002                           11924                12950               15837               12504                14402
                                    11762                12611               15837               12361                14180
                                    11716                12422               16119               12312                14131
                                    11773                12542               16098               12413                14208
                                    12428                13576               16271               13164                14959
                                    12975                14291               16733               13716                15543
Jun. 2003                           13141                14474               16666               13908                15651
                                    13176                14729               15967               13928                15605
                                    13462                15016               16073               14208                15828
                                    13605                14857               16582               14431                15895
                                    14044                15698               16372               14937                16375
                                    14247                15836               16416               15151                16477
Dec. 2003                           14782                16666               16578               15766                17061
                                    14985                16973               16729               16034                17304
                                    15223                17209               16933               16262                17523
                                    15247                16949               17089               16348                17417
                                    14770                16683               16564               15820                17072
                                    14880                16911               16480               15958                17184
Jun. 2004                           15147                17239               16547               16245                17423
                                    14928                16669               16723               16053                17146
                                    15147                16735               17077               16323                17318
                                    15440                16916               17137               16582                17449
                                    15756                17175               17286               16916                17667
                                    16328                17871               17094               17455                18040
Dec. 2004                           16769                18478               17276               17925                18478

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                      Since                          Since
Periods Ending December 31, 2004                            1 Year      5 Year      Inception         5 Year       Inception
S&P 500 Index*                                              10.87%      -2.30%         7.98%          -10.98%        84.78%
Lehman Brothers Government/Credit Bond Index*                4.21%       8.00%         7.07%           46.96%        72.76%
Combined Index*++                                            8.29%       1.98%         7.98%           10.31%        84.78%
Lifestyle Balanced Policy*+                                 13.72%       4.32%         7.57%           23.55%        79.25%
Lifestyle Balanced 640 Trust Series I                       13.49%       4.35%         6.69%           23.70%        67.69%
Lifestyle Balanced 640 Trust Series II+++                   13.41%                     8.70%                         27.69%
Lifestyle Balanced 640 Trust Series III***                  13.41%                    17.02%                         23.12%

  + The Lifestyle Balanced Policy is a blend of returns (35% Russell 1000 Index,
    4% Russell 2000 Index, 14% MSCI EAFE, 6% Lehman Brothers IT Government/Credit Bond Index, 4% Lehman Brothers LT Government/Credit Bond Index, 9% Lehman Brothers 1-3 Year Government Index, 16% Salomon Brothers High Yield Index, 7% NAREIT Index, and 5% of the 3-month T-Bill).
 ++ The Combined Index consists of 60% of the S&P 500 Index and 40% of the
    Lehman Brothers Aggregate Bond Index. The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Balanced 640 Trust.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Lifestyle Balanced 640 Trust Series I returned +13.49%, outperforming the +8.29% return of the Combined Index (60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.)

ENVIRONMENT: Real estate securities performed well as the NAREIT-Equity Index posted a return of 31.58% for the year. On a market capitalization basis, small and mid cap stocks outperformed large cap stocks. On a style basis, value-oriented stocks significantly outperformed their growth counterparts as the Russell 3000 Value Index returned 16.94% versus the Russell 3000 Growth Index return of 6.93%. Foreign equities generated positive returns as the MSCI EAFE Index returned 20.70%. Fixed income returned 4.34% this year represented by the Lehman Brothers Aggregate Bond Index. There was a wide range of returns this year with investment grade bonds returning between 1.06% for short-term issues (per Lehman Brothers 1-3 year Gov't Index), and 8.56% for long-term issues (per Lehman Brothers Long Term Gov't/

                                       lxv

Credit Index). High yield bonds performed well as the Citigroup High Yield Market Index returned 10.79% this year significantly outperforming investment grade fixed income.

The Lifestyle Balanced 640 Trust outperformed the Combined Index (60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.) for the year. Thirteen of the nineteen equity funds in Lifestyle Balanced outperformed the S&P 500 Index and all of the Fixed Income funds outperformed the Lehman Brothers Aggregate Bond Index. The domestic equity portion of the fund contributed positively to performance. Small Cap funds were the best performing market cap range in Lifestyle Balanced. Large Cap funds were also a positive contributor due to strong results from Large Cap Value funds offsetting the lagging results of the Large Cap Growth funds. The three alternative equity asset class funds in Lifestyle Balanced (International Small Cap Trust, Natural Resources Trust and Real Estate Securities Trust) were significant positive factors in relative performance. In fact, Real Estate Securities Trust had the largest positive contribution to performance. While domestic equity funds posted good results, international equity also contributed positively to relative performance. International Value Trust and International Stock Trust both made large positive contributions. Fixed Income was another positive for Lifestyle Balanced and contributed a significant amount relative to the Lehman Brothers Aggregate Bond Index. While every fund in Fixed Income outperformed, it was the alternative asset classes in fixed income that particularly bolstered performance. The Real Return Bond Trust (Treasury Inflation Protected Securities), High Yield Bond Trust, and Global Bond Trust were the three funds that produced the majority of the positive relative performance in fixed income.

OUTLOOK: Corporate earnings are expected to decrease slightly in 2005, but for the most part, earnings continue to surprise on the upside. The economic and market fundamentals are sound, but lingering concerns over the price of oil, continued geopolitical problems, and the US trade and budget deficits have undermined investor confidence. While valuations are no longer stretched, earnings growth has been slowing. The US Fed Funds rate is expected to be about 3-4% sometime in 2005. In sum, while double-digit returns seem less probable, stocks still appear poised for positive returns. Within Fixed Income, credit spreads are still very tight by historical standards, as strong corporate cash flow eliminates much need for net new bond issuance. We expect some very gradual widening as a growing economy creates a need for more capital spending, but with a healthy expansion producing low default rates we do not expect any dramatic change.

                                       lxvi

                          LIFESTYLE MODERATE 460 TRUST

INVESTMENT OBJECTIVE &   To achieve a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on income by investing approximately 60% of the portfolio's assets in
                         underlying portfolios that invest primarily in fixed income securities and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LIFESTYLE MODERATE 460 TRUST PERFORMANCE GRAPH]

                                                                        LEHMAN BROTHERS
                              LIFESTYLE MODERATE                       GOVERNMENT/CREDIT   LIFESTYLE MODERATE
                              460 TRUST SERIES I     S&P 500 INDEX        BOND INDEX             POLICY          COMBINED INDEX
                              ------------------     -------------     -----------------   ------------------    --------------
Dec. 1996                          10000.00            10000.00            10000.00             10000.00            10000.00
                                   10134.00            10621.00            10012.00             10210.00            10267.00
                                   10206.00            10707.00            10033.00             10238.00            10315.00
                                   10046.00            10262.00             9914.00             10030.00            10075.00
                                   10253.00            10874.00            10058.00             10241.00            10406.00
                                   10548.00            11542.00            10152.00             10657.00            10722.00
Jun. 1997                          10785.00            12057.00            10274.00             10926.00            10990.00
                                   11182.00            13014.00            10588.00             11345.00            11517.00
                                   10998.00            12290.00            10470.00             11176.00            11203.00
                                   11285.00            12964.00            10634.00             11548.00            11548.00
                                   11082.00            12531.00            10804.00             11380.00            11494.00
                                   11232.00            13111.00            10861.00             11539.00            11738.00
Dec. 1997                          11370.00            13336.00            10975.00             11686.00            11890.00
                                   11463.00            13484.00            11130.00             11785.00            12034.00
                                   11819.00            14457.00            11107.00             12197.00            12375.00
                                   12066.00            15197.00            11142.00             12498.00            12654.00
                                   12123.00            15350.00            11198.00             12581.00            12744.00
                                   12066.00            15086.00            11317.00             12452.00            12728.00
Jun. 1998                          12142.00            15699.00            11433.00             12626.00            13000.00
                                   12076.00            15532.00            11442.00             12491.00            12961.00
                                   11246.00            13286.00            11665.00             11530.00            12337.00
                                   11517.00            14137.00            11999.00             11935.00            12827.00
                                   11913.00            15287.00            11914.00             12330.00            13204.00
                                   12264.00            16214.00            11985.00             12733.00            13570.00
Dec. 1998                          12480.00            17148.00            12014.00             13104.00            13906.00
                                   12502.00            17865.00            12099.00             13286.00            14198.00
                                   12327.00            17309.00            11811.00             12982.00            13873.00
                                   12574.00            18002.00            11870.00             13209.00            14141.00
                                   12999.00            18698.00            11900.00             13618.00            14387.00
                                   12877.00            18257.00            11777.00             13450.00            14176.00
Jun. 1999                          13029.00            19270.00            11741.00             13642.00            14463.00
                                   12925.00            18669.00            11708.00             13565.00            14246.00
                                   12820.00            18576.00            11699.00             13510.00            14214.00
                                   12801.00            18067.00            11804.00             13434.00            14157.00
                                   12943.00            19210.00            11835.00             13665.00            14546.00
                                   13114.00            19600.00            11828.00             13822.00            14664.00
Dec. 1999                          13466.00            20757.00            11756.00             14183.00            14967.00
                                   13247.00            19715.00            11752.00             13953.00            14637.00
                                   13456.00            19342.00            11899.00             14055.00            14632.00
                                   13827.00            21234.00            12071.00             14432.00            15321.00
                                   13627.00            20595.00            12012.00             14315.00            15110.00
                                   13501.00            20173.00            12001.00             14182.00            14982.00
Jun. 2000                          13831.00            20669.00            12246.00             14492.00            15316.00
                                   13849.00            20347.00            12375.00             14539.00            15303.00
                                   14200.00            21610.00            12550.00             14840.00            15816.00
                                   14014.00            20469.00            12598.00             14657.00            15542.00
                                   13915.00            20383.00            12677.00             14506.00            15578.00
                                   13663.00            18777.00            12894.00             14149.00            15240.00
Dec. 2000                          14040.00            18867.00            13147.00             14455.00            15440.00
                                   14284.00            19537.00            13368.00             14811.00            15810.00
                                   13901.00            17755.00            13506.00             14448.00            15315.00
                                   13583.00            16631.00            13568.00             14143.00            14974.00
                                   13951.00            17923.00            13466.00             14485.00            15402.00
                                   14001.00            18043.00            13544.00             14555.00            15499.00
Jun. 2001                          13926.00            17605.00            13609.00             14454.00            15383.00
                                   13952.00            17432.00            13948.00             14503.00            15529.00
                                   13842.00            16341.00            14126.00             14392.00            15248.00
                                   13306.00            15021.00            14256.00             13831.00            14862.00
                                   13538.00            15308.00            14619.00             14078.00            15162.00
                                   13838.00            16482.00            14379.00             14461.00            15502.00
Dec. 2001                          13886.00            16624.00            14266.00             14503.00            15497.00
                                   13819.00            16382.00            14370.00             14426.00            15482.00
                                   13786.00            16066.00            14492.00             14403.00            15453.00
                                   13982.00            16670.00            14198.00             14665.00            15531.00
                                   13941.00            15660.00            14473.00             14627.00            15336.00
                                   13943.00            15544.00            14606.00             14637.00            15369.00
Jun. 2002                          13576.00            14437.00            14730.00             14217.00            15011.00
                                   13115.00            13311.00            14907.00             13741.00            14653.00
                                   13247.00            13399.00            15241.00             13907.00            14840.00
                                   12820.00            11943.00            15569.00             13423.00            14338.00
                                   13059.00            12994.00            15419.00             13672.00            14803.00
                                   13440.00            13759.00            15429.00             14121.00            15149.00
Dec. 2002                          13325.00            12950.00            15837.00             14025.00            14981.00
                                   13230.00            12611.00            15837.00             13940.00            14833.00
                                   13254.00            12422.00            16119.00             13965.00            14867.00
                                   13302.00            12542.00            16098.00             14063.00            14918.00
                                   13847.00            13576.00            16271.00             14677.00            15483.00
                                   14326.00            14291.00            16733.00             15145.00            15982.00
Jun. 2003                          14461.00            14474.00            16666.00             15288.00            16044.00
                                   14338.00            14729.00            15967.00             15184.00            15834.00
                                   14583.00            15016.00            16073.00             15389.00            16021.00
                                   14817.00            14857.00            16582.00             15681.00            16208.00
                                   15112.00            15698.00            16372.00             16017.00            16485.00
                                   15284.00            15836.00            16416.00             16196.00            16568.00
Dec. 2003                          15701.00            16666.00            16578.00             16654.00            17017.00
                                   15897.00            16973.00            16729.00             16909.00            17224.00
                                   16094.00            17209.00            16933.00             17100.00            17431.00
                                   16168.00            16949.00            17089.00             17201.00            17405.00
                                   15716.00            16683.00            16564.00             16704.00            17024.00
                                   15779.00            16911.00            16480.00             16776.00            17076.00
Jun. 2004                          15981.00            17239.00            16547.00             16987.00            17268.00
                                   15829.00            16669.00            16723.00             16867.00            17142.00
                                   16082.00            16735.00            17077.00             17147.00            17366.00
                                   16285.00            16916.00            17137.00             17325.00            17469.00
                                   16588.00            17175.00            17286.00             17618.00            17664.00
                                   17042.00            17871.00            17094.00             17951.00            17866.00
Dec. 2004                          17430.00            18478.00            17276.00             18347.00            18199.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                      Since                          Since
Periods Ending December 31, 2004                            1 Year      5 Year      Inception         5 Year       Inception
S&P 500 Index*                                              10.87%      -2.30%         7.98%          -10.98%        84.78%
Lehman Brothers Government/Credit Bond Index*                4.21%       8.00%         7.07%           46.96%        72.76%
Combined Index*++                                            6.99%       3.99%         7.77%           21.60%        81.99%
Lifestyle Moderate Policy*+                                 10.19%       5.29%         7.88%           29.40%        83.47%
Lifestyle Moderate 460 Trust Series I                       11.04%       5.29%         7.21%           29.43%        74.30%
Lifestyle Moderate 460 Trust Series II+++                   11.04%                     8.17%                         25.90%
Lifestyle Moderate 460 Trust Series III***                  10.88%                    13.60%                         18.38%

  + The Lifestyle Moderate Policy is a blend of returns (22% Russell 1000 Index,
    1% Russell 2000 Index, 10% MSCI EAFE Index, 14% Lehman Brothers IT Government/Credit Bond Index, 6% Lehman Brothers LT Government/Credit Bond Index, 17% Lehman Brothers 1-3 Year Government Index, 8% Salomon Brothers 3-month T-Bill, 15% Salomon Brothers High Yield Index, and 7% NAREIT Index).
 ++ The Combined Index consists of 40% of the S&P 500 Index and 60% of the
    Lehman Brothers Aggregate Bond Index. The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Moderate 460 Trust.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Lifestyle Moderate 460 Trust Series I returned +11.04%, outperforming the +6.99% return of the Combined Index (40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.)

ENVIRONMENT: Fixed income returned 4.34% this year represented by the Lehman Brothers Aggregate Bond Index. There was a wide range of returns this year with investment grade bonds returning between 1.06% for short-term issues (per Lehman Brothers 1-3 year Gov't Index), and 8.56% for long-term issues (per Lehman Brothers Long Term Gov't/Credit Index). High yield bonds performed well as the Citigroup High Yield Market Index returned 10.79% this year significantly outperforming investment grade fixed income. Within equities, small and mid caps stocks outperformed large cap stocks. On a style basis, value-oriented stocks significantly outperformed their growth counterparts as the Russell 3000 Value Index returned 16.94% versus the Russell 3000 Growth Index return of 6.93%. Real estate securities performed well as the NAREIT-Equity Index posted a return of 31.58% for the year. Foreign equities generated positive returns as the MSCI EAFE Index returned 20.70%.

                                      lxvii

The Lifestyle Moderate 460 Trust outperformed the Combined Index (40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.) for the year. Six of the seven Fixed Income funds outperformed the Lehman Brothers Aggregate Bond Index and ten of the thirteen equity funds in Lifestyle Moderate outperformed the S&P 500 Index. The highlights in Fixed Income were among the alternative asset class funds, particularly High Yield Bond Trust and Global Bond Trust. These two funds were responsible for the majority of outperformance within Fixed Income. The domestic equity portion of the fund contributed positively to performance. Large Cap funds were a positive contributor due to strong results from Large Cap Value funds offsetting the lagging results of the Large Cap Growth funds. The one alternative equity asset class fund in Lifestyle Moderate, Real Estate Securities Trust, was the largest positive contributor to relative performance. While domestic equity funds posted good results, international equity also contributed with International Value Trust and International Stock Trust making large positive contributions.

OUTLOOK: Corporate earnings are expected to decrease slightly in 2005, but for the most part, earnings continue to surprise on the upside. The economic and market fundamentals are sound, but lingering concerns over the price of oil, continued geopolitical problems, and the US trade and budget deficits have undermined investor confidence. While valuations are no longer stretched, earnings growth has been slowing. The US Fed Funds rate is expected to be about 3-4% sometime in 2005. In sum, while double-digit returns seem less probable, stocks still promise a positive return. Within Fixed Income, credit spreads are still very tight by historical standards, as strong corporate cash flow eliminates much need for net new bond issuance. We expect some very gradual widening as a growing economy creates a need for more capital spending, but with a healthy expansion producing low default rates we do not expect any dramatic change.

                                      lxviii

                        LIFESTYLE CONSERVATIVE 280 TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of current income with some
  POLICIES:              consideration given to growth of capital by investing
                         approximately 80% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[LIFESTYLE CONSERVATIVE 280 TRUST PERFORMANCE GRAPH]

                                                               LEHMAN BROTHERS
                                    LIFESTYLE CONSERVATIVE    GOVERNMENT/CREDIT     LIFESTYLE CONSERVATIVE
                                      280 TRUST SERIES I          BOND INDEX                POLICY              COMBINED INDEX
                                    ----------------------    -----------------     ----------------------      --------------
Dec. 1996                                    10000                  10000                    10000                  10000
                                             10115                  10012                    10174                  10149
                                             10176                  10033                    10213                  10186
                                             10071                   9914                    10095                  10010
                                             10236                  10058                    10285                  10250
                                             10422                  10152                    10494                  10454
Jun. 1997                                    10591                  10274                    10654                  10646
                                             10890                  10588                    10963                  11045
                                             10787                  10470                    10841                  10847
                                             10991                  10634                    11054                  11095
                                             10983                  10804                    11029                  11149
                                             11089                  10861                    11175                  11293
Dec. 1997                                    11215                  10975                    11287                  11423
                                             11299                  11130                    11368                  11566
                                             11494                  11107                    11583                  11725
                                             11665                  11142                    11770                  11878
                                             11717                  11198                    11838                  11951
                                             11718                  11317                    11829                  12001
Jun. 1998                                    11828                  11433                    11969                  12180
                                             11793                  11442                    11964                  12174
                                             11429                  11665                    11604                  11981
                                             11766                  11999                    11914                  12358
                                             11948                  11914                    12163                  12506
                                             12158                  11985                    12358                  12715
Dec. 1998                                    12359                  12014                    12568                  12892
                                             12460                  12099                    12700                  13072
                                             12286                  11811                    12567                  12808
                                             12469                  11870                    12724                  12967
                                             12676                  11900                    12936                  13101
                                             12569                  11777                    12848                  12946
Jun. 1999                                    12617                  11741                    12943                  13056
                                             12559                  11708                    12920                  12931
                                             12530                  11699                    12910                  12913
                                             12569                  11804                    12913                  12962
                                             12666                  11835                    13030                  13164
                                             12743                  11828                    13109                  13217
Dec. 1999                                    12879                  11756                    13274                  13321
                                             12723                  11752                    13169                  13152
                                             12821                  11899                    13247                  13229
                                             13078                  12071                    13468                  13628
                                             13059                  12012                    13447                  13515
                                             13041                  12001                    13416                  13454
Jun. 2000                                    13242                  12246                    13637                  13744
                                             13329                  12375                    13725                  13802
                                             13532                  12550                    13900                  14133
                                             13514                  12598                    13884                  14056
                                             13517                  12677                    13840                  14117
                                             13541                  12894                    13756                  14081
Dec. 2000                                    13861                  13147                    14000                  14305
                                             14074                  13368                    14257                  14592
                                             13980                  13506                    14147                  14427
                                             13896                  13568                    14062                  14302
                                             14044                  13466                    14231                  14476
                                             14086                  13544                    14305                  14565
Jun. 2001                                    14039                  13609                    14292                  14538
                                             14180                  13948                    14408                  14771
                                             14198                  14126                    14420                  14722
                                             14028                  14256                    14241                  14621
                                             14199                  14619                    14427                  14920
                                             14302                  14379                    14595                  14984
Dec. 2001                                    14319                  14266                    14606                  14934
                                             14300                  14370                    14592                  14987
                                             14348                  14492                    14625                  15046
                                             14395                  14198                    14706                  14958
                                             14484                  14473                    14778                  15009
                                             14533                  14606                    14830                  15089
Jun. 2002                                    14376                  14730                    14684                  14979
                                             14162                  14907                    14515                  14890
                                             14314                  15241                    14653                  15111
                                             14145                  15569                    14480                  14978
                                             14251                  15419                    14593                  15186
                                             14459                  15429                    14824                  15361
Dec. 2002                                    14567                  15837                    14873                  15434
                                             14534                  15837                    14831                  15365
                                             14626                  16119                    14902                  15488
                                             14672                  16098                    14971                  15508
                                             15036                  16271                    15320                  15866
                                             15429                  16733                    15623                  16269
Jun. 2003                                    15500                  16666                    15717                  16285
                                             15179                  15967                    15608                  15904
                                             15358                  16073                    15702                  16051
                                             15716                  16582                    15974                  16357
                                             15799                  16372                    16089                  16421
                                             15930                  16416                    16198                  16482
Dec. 2003                                    16246                  16578                    16472                  16788
                                             16401                  16729                    16635                  16958
                                             16579                  16933                    16776                  17151
                                             16733                  17089                    16902                  17203
                                             16211                  16564                    16483                  16792
                                             16249                  16480                    16551                  16783
Jun. 2004                                    16385                  16547                    16665                  16924
                                             16423                  16723                    16681                  16946
                                             16771                  17077                    16947                  17219
                                             16870                  17137                    17014                  17293
                                             17143                  17286                    17217                  17462
                                             17354                  17094                    17334                  17492
Dec. 2004                                    17640                  17276                    17571                  17747

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                      Since                           Since
Periods Ending December 31, 2004                            1 Year      5 Year      Inception         5 Year        Inception
Lehman Brothers Government/Credit Bond Index*                4.21%       8.00%         7.07%           46.96%         72.76%
Combined Index*++                                            5.67%       5.90%         7.43%           33.19%         77.47%
Lifestyle Conservative Policy*+                              6.65%       5.76%         7.30%           32.34%         75.71%
Lifestyle Conservative 280 Trust Series I                    8.59%       6.50%         7.37%           36.98%         76.40%
Lifestyle Conservative 280 Trust Series II+++                8.51%                     7.36%                          23.16%
Lifestyle Conservative 280 Trust Series III***               8.51%                    10.62%                          14.29%

  + The Lifestyle Conservative Policy is a blend of returns (10% Russell 1000
    Index, 5% MSCI EAFE Index, Index, 2% Lehman Brothers LT Government/Credit Bond Index, 30% Lehman Brothers 1-3 Year Government Index, 15% of the 3-month T-Bill, 8% Salomon Brothers High Yield Index and 5% NAREIT Index).
 ++ The Combined Index consists of 20% of the S&P 500 Index and 80% of the
    Lehman Brothers Aggregate Bond Index. The Combined Index was added to more accurately reflect the investment objective of the Lifestyle Conservative 280 Trust.
+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Lifestyle Conservative 280 Trust Series I returned +8.59%, outperforming the +5.67% return of the Combined Index (20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.)

ENVIRONMENT: Fixed income returned 4.34% this year represented by the Lehman Brothers Aggregate Bond Index. There was a wide range of returns this year with investment grade bonds returning between 1.06% for short-term issues (per Lehman Brothers 1-3 year Gov't Index), and 8.56% for long-term issues (per Lehman Brothers Long Term Gov't/Credit Index). High yield bonds performed well as the Citigroup High Yield Market Index returned 10.79% this year significantly outperforming investment grade fixed income. Within equities, small and mid cap stocks outperformed large cap stocks. On a style basis, value-oriented stocks significantly outperformed their growth counterparts as the Russell 3000 Value Index returned 16.94% versus the Russell 3000 Growth Index return of 6.93%. Real estate securities performed well as the NAREIT-Equity Index posted a return of 31.58% for the year. Foreign equities generated positive returns as the MSCI EAFE Index returned 20.70%.

                                       lxix

The Lifestyle Conservative 280 Trust outperformed the Combined Index (20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.) for the year. Six of the eight Fixed Income funds outperformed the Lehman Brothers Aggregate Bond Index and all five equity funds outperformed the S&P 500 Index. The fixed income funds in Lifestyle Conservative posted strong results and contributed significant positive returns relative to the Lehman Brothers Aggregate Bond Index, particularly the High Yield Bond Trust and Global Bond Trust. These two funds were responsible for the majority of outperformance within Fixed Income. US Government Securities Trust, a shorter term bond fund, underperformed as the short end of fixed lagged the rest of the market. The domestic equity portion of the fund contributed positively to performance. Large Cap funds were a positive contributor due to strong results from the Equity Income Trust. The one alternative equity asset class fund in Lifestyle Conservative, Real Estate Securities Trust, was the largest positive contributor to relative performance. While domestic equity funds posted good results, international equity also contributed positively to relative performance.

OUTLOOK: Corporate earnings are expected to decrease slightly in 2005, but for the most part, earnings continue to surprise on the upside. The economic and market fundamentals are sound, but lingering concerns over the price of oil, continued geopolitical problems, and the US trade and budget deficits have undermined investor confidence. While valuations are no longer stretched, earnings growth has been slowing. The US Fed Funds rate is expected to be about 3-4% sometime in 2005. In sum, while double-digit returns seem less probable, stocks still seem poised for positive returns. Within Fixed Income, credit spreads are still very tight by historical standards, as strong corporate cash flow eliminates much need for net new bond issuance. We expect some very gradual widening as a growing economy creates a need for more capital spending, but with a healthy expansion producing low default rates we do not expect any dramatic change.

                                       lxx

                             AMERICAN GROWTH TRUST

INVESTMENT OBJECTIVE     The American Growth Trust invests all of its assets in the
  & POLICIES:            master fund, Class 2 shares of the Growth Fund, a series of
                         American Funds Insurance Series. The Growth Fund invests
                         primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 15% of its assets in equity securities of
                         issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index.
SUBADVISER:              American Funds Insurance Series
PORTFOLIO MANAGERS:      Gordon Crawford, James E. Drasdo & Donald D. O'Neal
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[AMERICAN GROWTH TRUST PERFORMANCE GRAPH]

                                                  AMERICAN GROWTH TRUST
                                                        SERIES II                 S&P 500 INDEX         RUSSELL 1000 GROWTH INDEX
                                                  ---------------------           -------------         -------------------------
Apr. 2003                                                 10000                       10000                       10000
May 2003                                                  10592                       10527                       10499
Jun. 2003                                                 10688                       10662                       10644
Jul. 2003                                                 10929                       10849                       10909
Aug. 2003                                                 11393                       11061                       11180
Sep. 2003                                                 10985                       10944                       11060
Oct. 2003                                                 11778                       11563                       11681
Nov. 2003                                                 11913                       11665                       11804
Dec. 2003                                                 12329                       12277                       12212
Jan. 2004                                                 12649                       12502                       12461
Feb. 2004                                                 12833                       12676                       12540
Mar. 2004                                                 12672                       12485                       12308
Apr. 2004                                                 12524                       12289                       12165
May 2004                                                  12668                       12457                       12392
Jun. 2004                                                 12861                       12699                       12546
Jul. 2004                                                 12284                       12279                       11837
Aug. 2004                                                 12116                       12328                       11779
Sep. 2004                                                 12484                       12461                       11891
Oct. 2004                                                 12724                       12651                       12076
Nov. 2004                                                 13325                       13164                       12492
Dec. 2004                                                 13797                       13611                       12981

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 1000 Growth Index*                                      6.30%             16.95%                         29.81%
S&P 500 Index*                                                 10.87%             20.32%                         36.11%
American Growth Trust Series II+                               11.91%             21.43%                         37.97%
American Growth Trust Series I+++                              12.10%             15.62%                         24.00%

  + Series II inception date: May 5, 2003
+++ Series I inception date: July 9, 2003
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                       PORTFOLIO MANAGER'S COMMENTARY***

PERFORMANCE: The American Growth Trust Series II gained 11.91% in 2004, outperforming the 10.87% return of the S&P 500 Index.

ENVIRONMENT: One of the most significant economic developments of 2004 was the sharp rise in oil prices. Despite these high prices and the uncertainty of the U.S. presidential election, the U.S. economy continued to grow.

As anticipated, the Federal Reserve Board raised the federal funds rate five times during the year, bringing the target rate to 2.25%. Long-term interest rates fluctuated throughout the year, but ended low, alleviating inflation fears. Oil and gas and energy equipment and services companies were bolstered by the sharply rising oil prices during the fiscal year. The Fund was also helped by investments in specialty retail and hotels, restaurants and leisure, while media companies posted mixed results for the year.

The Fund's investments in semiconductors and semiconductor equipment and pharmaceutical companies finished the year with weak returns.

*** The portfolio commentary described above is for the American Funds Insurance
    Series Growth Fund Class 2 shares and is for the year ended December 31, 2004. The American Funds Insurance Series Growth Fund is the underlying investment for the John Hancock Trust American Growth Trust.

                                       lxxi

                          AMERICAN INTERNATIONAL TRUST

INVESTMENT OBJECTIVE     The American International Trust invests all of its assets
  & POLICIES:            in the master fund, Class 2 shares of the International
                         Fund, a series of American Funds Insurance Series. The
                         International Fund invests primarily in common stocks of
                         companies located outside the United States.
SUBADVISER:              American Funds Insurance Series
PORTFOLIO MANAGERS:      Alwyn W. Heong, Darcy B. Kopcho and Robert W. Lovelace
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[AMERICAN INTERNATIONAL TRUST PERFORMANCE GRAPH]

                                                           AMERICAN INTERNATIONAL TRUST SERIES
                                                                           II                            MSCI EAFE INDEX
                                                           -----------------------------------           ---------------
Apr. 2003                                                                 10000                               10000
May 2003                                                                  10336                               10615
Jun. 2003                                                                 10560                               10878
Jul. 2003                                                                 10889                               11143
Aug. 2003                                                                 11424                               11414
Sep. 2003                                                                 11648                               11768
Oct. 2003                                                                 12401                               12502
Nov. 2003                                                                 12561                               12782
Dec. 2003                                                                 13328                               13781
Jan. 2004                                                                 13616                               13977
Feb. 2004                                                                 13976                               14302
Mar. 2004                                                                 14192                               14388
Apr. 2004                                                                 13698                               14075
May 2004                                                                  13731                               14136
Jun. 2004                                                                 13911                               14451
Jul. 2004                                                                 13559                               13984
Aug. 2004                                                                 13748                               14049
Sep. 2004                                                                 14058                               14419
Oct. 2004                                                                 14476                               14911
Nov. 2004                                                                 15237                               15934
Dec. 2004                                                                 15826                               16634

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
MSCI EAFE Index*                                               20.70%             35.70%                         66.34%
American International Trust Series II+                        18.74%             31.91%                         58.26%
American International Trust Series I+++                       18.88%             27.83%                         43.90%

  + Series II inception date: May 5, 2003
+++ Series I inception date: July 9, 2003
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                       PORTFOLIO MANAGER'S COMMENTARY***

PERFORMANCE: The American International Trust Series II returned 18.74% underperforming the 20.70% return of the MSCI EAFE in 2004.

ENVIRONMENT: The U.S., Japanese and Chinese economies expanded, spurring strong results throughout the world. Japan, the fund's largest single country concentration (15.5%), finished the year strong: The Nikkei 225 Stock Average rose 12.8% when measured in U.S. dollars. In China, despite a somewhat cooled expansion, strong demand for oil and natural resources continued to help fuel growth in commodity producing countries.

Bolstered by the strength of local currencies versus the declining value of the dollar, the fund benefited from its investments in Europe, where the largest area of concentration of assets was held at year-end (43.4%). Germany's DAX gained 16.8% and London's FTSE 100 rose 19.9% for the year when measured in U.S. dollars. In Austria, bank holdings continued to shine.

The fund was held back by its investments in pharmaceutical companies and its cash position.

*** The portfolio commentary described above is for the American Funds Insurance
    Series International Fund Class 2 shares and is for the year ended December 31, 2004. The American Funds Insurance Series International Fund is the underlying investment for the John Hancock Trust American International Trust.

                                      lxxii

                   AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

INVESTMENT OBJECTIVE     The American Blue Chip Income and Growth Trust invests all
  & POLICIES:            of its assets in the master fund, Class 2 shares of the Blue
                         Chip Income and Growth Fund, a series of American Funds
                         Insurance Series. The Blue Chip Income and Growth Fund
                         invests primarily in common stocks of larger, more
                         established companies based in the United States, with
                         market capitalizations of $4 billion and above. The fund may also invest up to 10% of its assets in common stocks of
                         larger, non-U.S. companies, so long as they are listed or
                         traded in the United States. The fund will invest, under
                         normal market conditions, at least 90% of its assets in
                         equity securities.
SUBADVISER:              American Funds Insurance Series
PORTFOLIO MANAGERS:      Alan N. Berro, James K. Dunton & Ross Sappenfield
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[AMERICAN BLUE CHIP INCOME AND GROWTH TRUST PERFORMANCE GRAPH]

                                               AMERICAN BLUE CHIP INCOME
                                               AND GROWTH TRUST SERIES II   RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                               --------------------------   ------------------------          -------------
Apr. 2003                                                10000                        10000                       10000
May 2003                                                 10472                        10646                       10527
Jun. 2003                                                10616                        10779                       10662
Jul. 2003                                                10864                        10939                       10849
Aug. 2003                                                11176                        11110                       11061
Sep. 2003                                                11072                        11001                       10944
Oct. 2003                                                11640                        11674                       11563
Nov. 2003                                                11688                        11833                       11665
Dec. 2003                                                12352                        12562                       12277
Jan. 2004                                                12584                        12783                       12502
Feb. 2004                                                12832                        13057                       12676
Mar. 2004                                                12696                        12943                       12485
Apr. 2004                                                12344                        12626                       12289
May 2004                                                 12368                        12755                       12457
Jun. 2004                                                12616                        13057                       12699
Jul. 2004                                                12280                        12873                       12279
Aug. 2004                                                12304                        13056                       12328
Sep. 2004                                                12456                        13258                       12461
Oct. 2004                                                12592                        13479                       12651
Nov. 2004                                                13080                        14160                       13164
Dec. 2004                                                13480                        14634                       13611

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 1000 Value Index*                                      16.49%             25.67%                         46.34%
S&P 500 Index*                                                 10.87%             20.32%                         36.11%
American Blue Chip Income and Growth Trust Series II+           9.13%             19.74%                         34.80%
American Blue Chip Income and Growth Trust Series I+++          9.31%             15.44%                         23.72%

  + Series II inception date: May 5, 2003
+++ Series I inception date: July 9, 2003
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                       PORTFOLIO MANAGER'S COMMENTARY***

PERFORMANCE: The American Blue Chip Income and Growth Trust Series II gained 9.13% during 2004, trailing the S&P 500 Index, which rose 10.87%.

ENVIRONMENT: The fund is designed to have at least 90% of its assets invested in high-quality equities at all times. Because it was launched about midway through the three-year downturn, it was in a position to benefit from the subsequent rally. Many of the fund's so-called blue chip stocks lag their small-cap counterparts in the early stages of a market recovery but gain momentum in the later stages. Overall, the stocks of these companies, while generally faring well, have yet to show the strength we expected. We continue to believe, however, that these companies, which represent the majority of the fund's holdings, will do well.

Rising oil prices boosted the stock prices of oil and energy companies. Fund results were helped by these investments, as well as its banking holdings. Investments in pharmaceutical and insurance companies, as well as the fund's cash position, hindered results.

*** The portfolio commentary described above is for the American Funds Insurance
    Series Blue Chip Income and Growth Fund Class 2 shares and is for the year ended December 31, 2004. The American Funds Insurance Series Blue Chip Income and Growth Fund is the underlying investment for the John Hancock Trust American Blue Chip Income and Growth Trust.

                                      lxxiii

                          AMERICAN GROWTH-INCOME TRUST

INVESTMENT OBJECTIVE     The American Growth-Income Trust invests all of its assets
  & POLICIES:            in the master fund, Class 2 shares of the Growth- Income
                         Fund, a series of American Funds Insurance Series. The
                         Growth-Income Fund invests primarily in common stocks or
                         other securities that demonstrate the potential for
                         appreciation and/or dividends. The fund may invest up to 10%
                         of its assets in securities of issuers domiciled outside the
                         United States and not included in the Standard & Poor's 500
                         Composite Index.
SUBADVISER:              American Funds Insurance Series
PORTFOLIO MANAGERS:      Alan N. Berro, James K. Dunton, Claudia P. Huntington,
                         Robert G. O'Donnell & Ross Sappenfield
INCEPTION DATE:          May 5, 2003

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[AMERICAN GROWTH-INCOME TRUST PERFORMANCE GRAPH]

                                                 AMERICAN GROWTH-INCOME
                                                     TRUST SERIES II         RUSSELL 1000 VAUE INDEX          S&P 500 INDEX
                                                 ----------------------      -----------------------          -------------
Apr. 2003                                                 10000                       10000                       10000
May 2003                                                  10568                       10646                       10527
Jun. 2003                                                 10680                       10779                       10662
Jul. 2003                                                 10896                       10939                       10849
Aug. 2003                                                 11255                       11110                       11061
Sep. 2003                                                 11080                       11001                       10944
Oct. 2003                                                 11680                       11674                       11563
Nov. 2003                                                 11865                       11833                       11665
Dec. 2003                                                 12425                       12562                       12277
Jan. 2004                                                 12704                       12783                       12502
Feb. 2004                                                 12881                       13057                       12676
Mar. 2004                                                 12744                       12943                       12485
Apr. 2004                                                 12504                       12626                       12289
May 2004                                                  12680                       12755                       12457
Jun. 2004                                                 12897                       13057                       12699
Jul. 2004                                                 12454                       12873                       12279
Aug. 2004                                                 12422                       13056                       12328
Sep. 2004                                                 12623                       13258                       12461
Oct. 2004                                                 12768                       13479                       12651
Nov. 2004                                                 13291                       14160                       13164
Dec. 2004                                                 13645                       14634                       13611

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 1000 Value Index*                                      16.49%             25.67%                         46.34%
S&P 500 Index*                                                 10.87%             20.32%                         36.11%
American Growth-Income Trust Series II+                         9.83%             20.62%                         36.45%
American Growth-Income Trust Series I+++                        9.96%             15.67%                         24.08%

  + Series II inception date: May 5, 2003
+++ Series I inception date: July 9, 2003
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.

                       PORTFOLIO MANAGER'S COMMENTARY***

PERFORMANCE: The American Growth-Income Trust Series II gained 9.83% during 2004, underperforming the S&P 500 Index, which rose 10.87%.

ENVIRONMENT: The fund's investments remain well diversified among a variety of industries, primarily in well-established firms. While the stocks of many of these companies lost value during the 2000-2002 bear market, the fund did not decline as much as the general market. That resilience helped the fund weather the downturn well.

During the year just ended, the fund's holdings in energy and utility companies helped boost its return. Banks were also a benefit, while technology and pharmaceutical stocks were generally weaker. The fund's cash position, up 14.7% from 12.8% in 2003, also held the fund back.

*** The portfolio commentary described above is for the American Funds Insurance
    Series Growth-Income Fund Class 2 shares and is for the year ended December 31, 2004. The American Funds Insurance Series Growth-Income Fund is the underlying investment for the John Hancock Trust American Growth-Income Trust.

                                      lxxiv

                           SMALL-MID CAP GROWTH TRUST

INVESTMENT OBJECTIVE     To seek long-term growth of capital by investing at least
  & POLICIES:            80% of its assets in securities of small to mid
                         capitalization sized companies, currently defined as
                         companies with $2 billion to $10 billion in market
                         capitalization at the time of purchase by the portfolio.
                         Holdings will be common stocks, securities convertible into common stocks or securities carrying rights or warrants to either purchase common stock or to participate in earnings.
                         Security selection is further narrowed by what Navellier
                         believes are fast growing companies that offer innovative
                         products, services or technologies, to a rapidly expanding marketplace.
SUBADVISER:              Navellier Management, Inc.
PORTFOLIO MANAGERS:      Alan Alpers, Louis Navellier
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SMALL-MID CAP GROWTH TRUST PERFORMANCE GRAPH]

                                                                 SMALL-MID CAP GROWTH TRUST
                                                                          SERIES I                  RUSSELL 2500 GROWTH INDEX
                                                                 --------------------------         -------------------------
Jun. 2001                                                                  10000                              10000
                                                                            9840                               9263
                                                                            8960                               8647
                                                                            8080                               7293
                                                                            8064                               8012
                                                                            8576                               8704
Dec. 2001                                                                   8904                               9182
                                                                            8544                               8789
                                                                            7952                               8246
                                                                            8040                               8910
                                                                            8016                               8615
                                                                            7728                               8181
Jun. 2002                                                                   7376                               7429
                                                                            6664                               6506
                                                                            6624                               6504
                                                                            6232                               6012
                                                                            6296                               6358
                                                                            6240                               6949
Dec. 2002                                                                   5848                               6510
                                                                            5760                               6368
                                                                            5752                               6220
                                                                            5984                               6302
                                                                            6280                               6852
                                                                            6792                               7578
Jun. 2003                                                                   6728                               7734
                                                                            6976                               8249
                                                                            7408                               8691
                                                                            7352                               8505
                                                                            7920                               9204
                                                                            8168                               9515
Dec. 2003                                                                   8056                               9525
                                                                            8200                               9922
                                                                            8320                              10015
                                                                            8192                              10050
                                                                            7696                               9623
                                                                            7904                               9824
Jun. 2004                                                                   8352                              10063
                                                                            7992                               9276
                                                                            7768                               9089
                                                                            8328                               9499
                                                                            8520                               9769
                                                                            9072                              10417
Dec. 2004                                                                   9160                              10915

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return          Cumulative Total Return
                                                                                  Since                     Since
Periods Ending December 31, 2004                              1 Year            Inception                 Inception
Russell 2500 Growth Index*                                    14.59%               2.53%                     9.15%
Small-Mid Cap Growth Trust Series I                           13.70%              -2.50%                    -8.40%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Small-Mid Cap Growth Trust Series I returned +13.70%, underperforming the +14.59% return of the Russell 2500 Growth Index.

ENVIRONMENT: Both a too-close-to-call presidential race and fears of a potential terrorist attack gave investors a sense of foreboding. Skyrocketing oil prices, expected interest rate increases and talk of decelerating corporate earnings diminished investor sentiment even further. However, oil prices moderated and the stock market benefited from typical year-end pension funding. The market received an added boost in that the election produced a clear winner without a terrorist incident. Over the fourth quarter, the portfolio's two strongest performing sectors were Technology Services and Consumer Durables. The Energy, Minerals and Electronic Technology sectors proved disappointing.

OUTLOOK: Considering that the portfolio boasts exceptionally strong fundamentals, the potential exists for gains in excess of the benchmark. The portfolio is well positioned to benefit should quality stocks remain in favor. The uncertainty over the impact of terrorist attacks on U.S. Iraqi policy prior to an election will likely limit the stock market's upside. Meanwhile, concerns about the twin deficits (budget and trade) could escalate and push the dollar lower.

The stock market could catch another updraft if the Iraqi election goes well and especially if fourth quarter earnings are stronger than Wall Street analyst expectations. Thankfully, we expect that consumer spending will rebound now that oil prices have stabilized and as demand for heating oil lessens as spring approaches. We do believe, however, that the market will get very selective, making it challenging for most investors, especially indexers. The good news is our strict fundamental criteria usually produce superior results as the market becomes increasingly narrow. We look forward to continued growth and competitive relative performance during 2005.

                                       lxxv

                              SMALL-MID CAP TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation, with dividend
  POLICIES:              income as a secondary consideration by investing at least
                         80% of the portfolio's assets in small and mid cap companies that Kayne Anderson Rudnick believes are of high quality.
                         (Small and mid cap companies are companies whose market cap does not exceed the market cap of the largest company
                         included in the Russell 2500 Index at the time of purchase by the portfolio.)
SUBADVISER:              Kayne Anderson Rudnick Investment Management, LLC
PORTFOLIO MANAGERS:      Sandi L. Gleason and Robert A. Schwarzkopf
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SMALL-MID CAP TRUST PERFORMANCE GRAPH]

                                                                SMALL-MID CAP TRUST SERIES I            RUSSELL 2500 INDEX
                                                                ----------------------------            ------------------
Jun. 2001                                                                  10000                              10000
                                                                            9968                               9642
                                                                            9752                               9326
                                                                            8600                               8119
                                                                            8568                               8539
                                                                            9144                               9230
Dec. 2001                                                                   9560                               9747
                                                                            9632                               9626
                                                                            9656                               9458
                                                                           10240                              10112
                                                                           10096                              10086
                                                                           10032                               9791
Jun. 2002                                                                   9176                               9239
                                                                            8328                               8136
                                                                            8617                               8161
                                                                            7864                               7514
                                                                            7761                               7759
                                                                            8241                               8393
Dec. 2002                                                                   7881                               8013
                                                                            7625                               7800
                                                                            7457                               7613
                                                                            7425                               7685
                                                                            7825                               8370
                                                                            8297                               9193
Jun. 2003                                                                   8433                               9369
                                                                            8601                               9872
                                                                            8889                              10329
                                                                            8777                              10189
                                                                            9353                              10994
                                                                            9472                              11408
Dec. 2003                                                                   9704                              11660
                                                                            9736                              12085
                                                                           10080                              12272
                                                                            9984                              12346
                                                                            9782                              11753
                                                                            9661                              11992
Jun. 2004                                                                   9846                              12387
                                                                            9237                              11666
                                                                            9198                              11636
                                                                            9254                              12075
                                                                            9366                              12351
                                                                            9862                              13273
Dec. 2004                                                                  10398                              13793

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return             Cumulative Total Return
                                                                                   Since                      Since
Periods Ending December 31, 2004                           1 Year                Inception                  Inception
Russell 2500 Index*                                        18.29%                   9.62%                     37.93%
Small-Mid Cap Trust Series I                                7.15%                   1.13%                      3.98%
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower.
    Past performance does not predict future results.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Small-Mid Cap Trust Series I returned +7.15%, underperforming the +18.29% return of the Russell 2500 Index.

ENVIRONMENT: For the year 2004, the Trust lagged its benchmark as the stock market favored low-quality and deep-value strategies. In the fourth quarter, stocks produced strong positive returns, driven by robust corporate earnings and an active market for mergers and acquisitions. These same drivers also favored lower quality stocks. Companies with no earnings and those financed with junk bonds led the stock market up in the quarter. These forces at play in the marketplace did not support the Trust's investment style when compared to the benchmark, which gained 14.22%.

The maturing of the economic recovery from the 2001-2002 recession combined with five increases in the Federal Funds interest rate over the past five months should continue to dampen the rate of growth of corporate earnings in 2005. We expect this slowdown in the growth of earnings to favor high-quality consistently growing companies, like those in the portfolio, over low-quality cyclically growing companies in 2005.

                                      lxxvi

                       INTERNATIONAL EQUITY SELECT TRUST

INVESTMENT OBJECTIVE     To seek long-term capital appreciation by investing, under
  & POLICIES:            normal market conditions, at least 80% of the portfolios net assets in equity securities, principally American Depositary
                         Receipts and common stocks of relatively large non-U.S.
                         companies. These companies will have market capitalizations in the range of the Morgan Stanley Capital International
                         (MSCI) Europe, Australia and Far East Index. Lazard believes these companies are undervalued based on their earnings,
                         cash flow or asset values.
SUBADVISER:              Lazard Asset Management LLC
PORTFOLIO MANAGERS:      John R. Reinsberg, Michael Bennett, Gabrielle Boyle and
                         Michael Powers
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[INTERNATIONAL EQUITY SELECT TRUST PERFORMANCE GRAPH]

                                                             INTERNATIONAL EQUITY SELECT TRUST
                                                                         SERIES I                        MSCI EAFE INDEX
                                                             ---------------------------------           ---------------
Jun. 2001                                                                  10000                              10000
                                                                           10072                               9819
                                                                            9800                               9572
                                                                            8888                               8605
                                                                            9008                               8825
                                                                            9424                               9151
Dec. 2001                                                                   9616                               9205
                                                                            9168                               8717
                                                                            9376                               8778
                                                                            9816                               9258
                                                                            9968                               9325
                                                                            9936                               9451
Jun. 2002                                                                   9744                               9078
                                                                            8712                               8183
                                                                            8760                               8166
                                                                            7848                               7291
                                                                            8449                               7684
                                                                            8665                               8033
Dec. 2002                                                                   8496                               7764
                                                                            8048                               7440
                                                                            7888                               7270
                                                                            7872                               7133
                                                                            8664                               7840
                                                                            9056                               8323
Jun. 2003                                                                   9096                               8529
                                                                            9088                               8736
                                                                            9119                               8949
                                                                            9383                               9226
                                                                            9775                               9802
                                                                           10183                              10021
Dec. 2003                                                                  10871                              10805
                                                                           11040                              10958
                                                                           11303                              11213
                                                                           10968                              11281
                                                                           10873                              11035
                                                                           11059                              11083
Jun. 2004                                                                  11358                              11330
                                                                           10906                              10964
                                                                           10987                              11015
                                                                           11285                              11304
                                                                           11680                              11691
                                                                           12422                              12492
Dec. 2004                                                                  12931                              13041

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
MSCI EAFE Index*                                               20.70%              7.88%                         30.41%
International Equity Select Trust Series I                     18.94%              7.71%                         29.31%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the International Equity Select Trust Series I returned +18.94% and the MSCI EAFE Index returned +20.70%.

ENVIRONMENT: International stocks ended 2004 with their best quarterly performance of the year as oil prices crested, easing concerns that higher energy costs would restrain earnings and economic growth. The rally started right after the U.S. presidential election, as uncertainty over the election's outcome, as well as its definitiveness, was lifted. On a regional basis, markets in the 12-country euro region, helped by gains in their common currency, were among the Index's best performers for the quarter, led by Austria, France and Germany. U.K. stocks trailed other euro regions due to declines in energy shares, as oil prices fell, and to losses experienced by drug makers after a major product recall. Japanese stocks also lagged, as Japan's economy stalled and the yen reached a four-year high. From a sector perspective, the rally was broad based, although Health Care and Energy stocks lagged the broad market while Technology and Finance outperformed modestly.

The portfolio was hurt by its overweight position in larger stocks while small and mid cap stocks continued to outperform. However, we believe that the performance of large stocks may improve as the relative valuation of large caps versus small caps is very attractive, based on historical norms. In addition, smaller stocks have been outperforming for nearly five years and the duration of this out-performance, as well as its magnitude, is similar to historical peaks in the cap cycle.

                                      lxxvii

                              SELECT GROWTH TRUST

INVESTMENT OBJECTIVE &   To seek long-term growth of capital by investing primarily
  POLICIES:              in large cap equity securities (securities of companies with at least $2 billion in market capitalization). The portfolio may also invest up to 20% of its assets in mid cap
                         securities and in securities of any market capitalization
                         that Roxbury believes may have prospects for significant
                         appreciation in the price of the security (i.e. corporate
                         restructurings).
SUBADVISER:              Roxbury Capital Management, LLC
PORTFOLIO MANAGERS:      Anthony H. Browne, David C. Kahn
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SELECT GROWTH TRUST PERFORMANCE GRAPH]

                                                                SELECT GROWTH TRUST SERIES I        RUSSELL 1000 GROWTH INDEX
                                                                ----------------------------        -------------------------
Jun. 2001                                                                  10000                              10000
                                                                           10088                               9750
                                                                            9360                               8953
                                                                            8480                               8059
                                                                            8712                               8482
                                                                            9544                               9297
Dec. 2001                                                                   9504                               9279
                                                                            9176                               9115
                                                                            8856                               8737
                                                                            9224                               9039
                                                                            8256                               8301
                                                                            8112                               8101
Jun. 2002                                                                   7440                               7351
                                                                            6976                               6947
                                                                            7024                               6968
                                                                            6304                               6245
                                                                            6784                               6818
                                                                            6976                               7188
Dec. 2002                                                                   6592                               6692
                                                                            6496                               6529
                                                                            6488                               6499
                                                                            6544                               6620
                                                                            7048                               7110
                                                                            7304                               7465
Jun. 2003                                                                   7304                               7567
                                                                            7528                               7756
                                                                            7672                               7949
                                                                            7528                               7863
                                                                            7904                               8305
                                                                            8016                               8392
Dec. 2003                                                                   8298                               8682
                                                                            8498                               8860
                                                                            8490                               8916
                                                                            8418                               8751
                                                                            8154                               8649
                                                                            8258                               8810
Jun. 2004                                                                   8298                               8920
                                                                            7882                               8416
                                                                            7810                               8374
                                                                            7810                               8454
                                                                            7954                               8586
                                                                            8162                               8881
Dec. 2004                                                                   8515                               9229

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return            Cumulative Total Return
                                                                                  Since                       Since
Periods Ending December 31, 2004                              1 Year            Inception                   Inception
Russell 1000 Growth Index*                                    6.30%               -2.27%                      -7.71%
Select Growth Trust Series I                                  2.62%               -4.54%                     -14.85%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: During 2004, the performance of the Select Growth Trust Series I returned +2.62% while the Russell 1000 Growth Index returned +6.30%.

ENVIRONMENT: Our investments in capital goods, pharmaceutical benefit managers, retailers, and software makers drove performance during the fourth quarter. Conversely, our investments in pharmaceuticals and consumer staples lagged, relative to the rest of the market.

Although we made several changes to the portfolio over the last two months, our 3 to 5 year investment horizon should result in a material decline in turnover (the frequency of buying and selling stocks) going forward. Instead, we will take advantage of short-term market "noise" to increase or decrease our positions.

OUTLOOK: In our view, predicting the near-term future of the economy and stock market is little more than a popular sport. Nevertheless, while we share concerns about the trade and budget deficits and the potential impact both may have on the dollar and interest rates, we do believe the economy is in good shape. Valuations for the overall market are fair in our assessment, though we are admittedly finding fewer fat pitches than we did in recent years.

                                     lxxviii

                           GLOBAL EQUITY SELECT TRUST

INVESTMENT OBJECTIVE &   To seek long-term capital appreciation by investing
  POLICIES:              primarily in equity securities, including American and
                         Global Depository Receipts and common stocks of relatively large U.S. and non-U.S. companies. These companies will have market capitalizations in the range of the Morgan Stanley
                         Capital International (MSCI) World Index. Lazard believes
                         these companies are undervalued based on earnings, cash flow or asset values.
SUBADVISER:              Lazard Asset Management LLC
PORTFOLIO MANAGERS:      John R. Reinsberg, Gabrielle Boyle, Michael Powers and
                         Andrew Lacey
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[GLOBAL EQUITY SELECT TRUST PERFORMANCE GRAPH]

                                                           GLOBAL EQUITY SELECT TRUST SERIES I           MSCI WORLD INDEX
                                                           -----------------------------------           ----------------
Jun. 2001                                                                 10000                               10000
                                                                          10112                                9868
                                                                           9864                                9396
                                                                           9257                                8569
                                                                           9289                                8735
                                                                           9633                                9253
Dec. 2001                                                                  9761                                9312
                                                                           9401                                9031
                                                                           9569                                8954
                                                                           9905                                9352
                                                                           9761                                9037
                                                                           9801                                9058
Jun. 2002                                                                  9401                                8510
                                                                           8617                                7794
                                                                           8649                                7810
                                                                           7785                                6952
                                                                           8457                                7467
                                                                           8649                                7871
Dec. 2002                                                                  8433                                7491
                                                                           8117                                7264
                                                                           7956                                7140
                                                                           8053                                7121
                                                                           8636                                7757
                                                                           8903                                8204
Jun. 2003                                                                  8968                                8349
                                                                           8919                                8520
                                                                           8911                                8706
                                                                           9032                                8761
                                                                           9356                                9282
                                                                           9622                                9426
Dec. 2003                                                                 10270                               10020
                                                                          10433                               10183
                                                                          10638                               10357
                                                                          10359                               10293
                                                                          10238                               10088
                                                                          10262                               10187
Jun. 2004                                                                 10377                               10401
                                                                          10074                               10064
                                                                          10156                               10112
                                                                          10336                               10306
                                                                          10598                               10561
                                                                          11082                               11121
Dec. 2004                                                                 11487                               11550

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
MSCI World Index*                                              15.25%              4.23%                         15.50%
Global Equity Select Trust Series I                            11.86%              4.09%                         14.87%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Global Equity Select Trust Series I returned +11.86%, and the MSCI World Index returned +15.25%.

ENVIRONMENT: Global stocks ended 2004 with their best quarterly performance of the year as oil prices crested, easing concerns that higher energy costs would restrain earnings and economic growth. The rally started right after the U.S. presidential election, as uncertainty over the election's outcome, as well as its definitiveness, was lifted.

About a third of the quarterly advance in the MSCI World Index resulted from the dollar's decline against currencies such as the euro and the Japanese yen. On a regional basis, markets in the 12-country euro region, helped by gains in their common currency, were among the index's best performers for the quarter, led by Austria, France and Germany. UK stocks trailed other euro regions due to declines in energy shares, as oil prices fell, and to losses experienced by drug makers after a major product recall. Japanese stocks also lagged, as Japan's economy stalled and the yen reached a four-year high. From a sector perspective, the rally was broad based, although Health Care and Energy stocks lagged the broad market while Technology and Finance outperformed modestly.

Stock selection in Health Care was a positive contributor. Stock selection in Financials detracted from performance as financial scandals affected one holding, and a large money center bank declined. Our relatively conservative weight in Utilities also detracted from performance, as the group performed well during the year, as investors sought yield.

The portfolio was hurt by its overweight position in larger stocks while small-and mid-cap stocks continued to outperform. However, we believe that the performance of large stocks may improve as the relative valuation of large caps versus small caps is very attractive, based on historical norms. In addition, smaller stocks have been outperforming for nearly five years and the duration of this outperformance, as well as its magnitude, is similar to historical peaks in the cap cycle.

                                      lxxix

                                CORE VALUE TRUST

INVESTMENT OBJECTIVE     To seek long-term capital appreciation by investing the
  & POLICIES:            portfolio's assets, under normal market conditions,
                         primarily in equity and equity-related securities of
                         companies with market capitalizations greater than $5
                         billion at the time of purchase. Rorer seeks to select
                         securities for the portfolio it believes to be undervalued relative to the stock market in general.
SUBADVISER:              Rorer Asset Management, LLC
PORTFOLIO MANAGERS:      James G. Hesser, Edward C. Rorer and Clifford B. Storms, Jr.
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[CORE VALUE TRUST PERFORMANCE GRAPH]

                                                                 CORE VALUE TRUST SERIES I           RUSSELL 1000 VALUE INDEX
                                                                 -------------------------           ------------------------
Jun. 2001                                                                  10000                              10000
                                                                           10040                               9979
                                                                            9520                               9579
                                                                            9032                               8905
                                                                            9048                               8828
                                                                            9479                               9341
Dec. 2001                                                                   9519                               9561
                                                                            9471                               9488
                                                                            9471                               9503
                                                                            9767                               9953
                                                                            9415                               9611
                                                                            9287                               9659
Jun. 2002                                                                   8702                               9105
                                                                            7972                               8258
                                                                            7908                               8321
                                                                            7211                               7396
                                                                            7748                               7943
                                                                            7957                               8444
Dec. 2002                                                                   7537                               8077
                                                                            7384                               7882
                                                                            7175                               7671
                                                                            7255                               7684
                                                                            7747                               8361
                                                                            8053                               8900
Jun. 2003                                                                   8310                               9012
                                                                            8448                               9146
                                                                            8504                               9288
                                                                            8343                               9198
                                                                            8834                               9761
                                                                            8850                               9893
Dec. 2003                                                                   9337                              10503
                                                                            9442                              10687
                                                                            9499                              10916
                                                                            9345                              10821
                                                                            9104                              10556
                                                                            9274                              10664
Jun. 2004                                                                   9346                              10916
                                                                            8999                              10762
                                                                            8942                              10915
                                                                            9039                              11085
                                                                            9039                              11269
                                                                            9313                              11839
Dec. 2004                                                                   9643                              12235

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 1000 Value Index*                                      16.49%              5.93%                         22.35%
Core Value Trust Series I                                       3.27%             -1.05%                         -3.57%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the twelve-month period ended December 31, 2004, the Core Value Trust Series I returned +3.27% and the Russell 1000 Value Index returned +16.49%.

ENVIRONMENT: The equity markets finished 2004 with a strong quarter. Similar to 2003, the strongest performing stocks in 2004 tended to have smaller capitalizations, a segment of the market that is not generally targeted by the Trust's investment approach, which focuses on high quality large-cap holdings. The Trust's portfolio benefited from stocks in the Health Care, and Consumer Staple sectors. Unfortunately, the positive contributions from these sectors were more than offset by the portfolio's insurance holdings, which traded off significantly after Marsh McLennan was charged with fraud and antitrust violations. The market was taken by surprise and the entire insurance group came under severe pressure. Considering that the Trust's insurance exposure extended to a number of positions, returns were substantially impaired.

OUTLOOK: Rorer foresees a maturing economy that will likely slow in 2005. Slower growth will likely come as a result of the 2004 spike in oil prices and the Fed's recent interest rate moves. Under these circumstances, it stands to reason that investors shall seek to own higher quality assets that provide a steady or rising stream of income. We believe that such an atmosphere is ideal for the stocks that we seek to own for our clients and melds with our investment philosophy perfectly, which is to buy high quality companies when they are out of favor and when there is a catalyst in place for them to return to favor. When one considers that large cap high quality companies, after several years of underperformance, are statistically much cheaper, on a relative basis, than the smaller cap lower quality names, the large cap high quality horizon starts to look exceptionally attractive for the coming year. As a result, we expect that our clients will be direct beneficiaries in 2005.

The views expressed represent the opinions of Rorer Asset Management, LLC and are not intended as a forecast or guarantee of future results.

                                       lxxx

                             HIGH GRADE BOND TRUST

INVESTMENT OBJECTIVE &   To seek to maximize total return, consistent with the
  POLICIES:              preservation of capital and prudent investment management by investing at least 80%, under normal market conditions, in investment grade, fixed income securities of varying
                         maturities.
SUBADVISER:              Allegiance Capital, Inc.
PORTFOLIO MANAGERS:      William Mawhorter
INCEPTION DATE:          July 16, 2001

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[HIGH GRADE BOND TRUST PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                               HIGH GRADE BOND TRUST SERIES I                 INDEX
                                                               ------------------------------     ------------------------------
Jun. 2001                                                                  10000                              10000
                                                                           10112                              10224
                                                                           10224                              10342
                                                                           10432                              10462
                                                                           10696                              10680
                                                                           10400                              10533
Dec. 2001                                                                  10321                              10465
                                                                           10387                              10550
                                                                           10511                              10652
                                                                           10263                              10476
                                                                           10495                              10679
                                                                           10553                              10770
Jun. 2002                                                                  10702                              10863
                                                                           10958                              10995
                                                                           11181                              11181
                                                                           11463                              11362
                                                                           11372                              11309
                                                                           11173                              11306
Dec. 2002                                                                  11457                              11540
                                                                           11416                              11551
                                                                           11598                              11710
                                                                           11549                              11701
                                                                           11595                              11798
                                                                           11927                              12017
Jun. 2003                                                                  11852                              11993
                                                                           11320                              11590
                                                                           11378                              11667
                                                                           11686                              11976
                                                                           11503                              11864
                                                                           11495                              11893
Dec. 2003                                                                  11595                              12014
                                                                           11661                              12110
                                                                           11810                              12241
                                                                           11919                              12333
                                                                           11564                              12012
                                                                           11443                              11964
Jun. 2004                                                                  11529                              12032
                                                                           11614                              12151
                                                                           11846                              12384
                                                                           11862                              12417
                                                                           11957                              12521
                                                                           11803                              12421
Dec. 2004                                                                  11916                              12535

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Lehman Brothers Aggregate Bond Index*                          4.34%               6.67%                         25.35%
High Grade Bond Trust Series I                                 2.77%               5.20%                         19.16%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                          PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the High Grade Bond Trust Series I returned +2.77%, and the Lehman Brothers Aggregate Bond Index returned +4.34%.

ENVIRONMENT: The spread sectors dominated the bond market's return during 2004. Corporate bond issues exceeded the returns of comparable maturity Treasury issues by 1.78 percentage points, Mortgage-Backed Securities (MBS) exceeded Treasuries by 1.41 percentage points, and Agency issues surpassed them by 0.75 percentage points.

As the portfolio excludes corporate bonds, we were not able to take advantage of the excess return available through the corporate sector. The portfolio employed a significant MBS component in January, then removed the sector until September as interest rates first declined, causing a rush of refinancing activity, then rose, resulting in a slowing of home resale activity and extension of MBS durations. We added the MBS sector during the fourth quarter, when the MBS sector realized most of its gains. Agency issues were employed heavily at the beginning of the year, then consistently reduced as a portfolio component as problems with a leading government agency made headlines.

OUTLOOK: We expect that the economy will grow but at a slower pace than the typical recovery period. We look for the yield curve to continue to flatten, but with longer rates not significantly higher than now.

The portfolio's duration is in line with the Index's target duration, but with an underweighting of the front end of the yield curve as it continues to flatten. The Aaa-rated ABS sector is being emphasized in place of the Agency sector, with ABS issues holding about a 0.20 percentage point yield advantage and not suffering the spread change volatility currently affecting Agency issues. The MBS sector is being emphasized with refinancing activity having slowed, spreads being wide, and narrowing lxxxi

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY

UNDERSTANDING YOUR FUND'S EXPENSES

As a John Hancock Trust mutual fund investor, you pay ongoing expenses, such as management fees; distribution fees (12b-1); and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first table for each Portfolio shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2004 through December 31, 2004. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Series.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance related charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                    EXPENSE AND VALUE OF A $1,000 INVESTMENT

SCIENCE & TECHNOLOGY TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,010.52     $ 1,009.65     $ 1,010.52
Expenses Paid per $1,000*             $     5.72     $     6.73     $     7.51

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.45     $ 1,018.44     $ 1,017.67
Expenses Paid per $1,000*             $     5.74     $     6.76     $     7.54

ANNUALIZED EXPENSE RATIOS
                                            1.13%          1.33%          1.48%

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST)

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,088.20     $ 1,087.26     $ 1,086.01
Expenses Paid per $1,000*             $     5.95     $     6.99     $     7.76

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.44     $ 1,018.44     $ 1,017.69
Expenses Paid per $1,000*             $     5.75     $     6.76     $     7.51

ANNUALIZED EXPENSE RATIOS
                                            1.13%          1.33%          1.48%

                                     lxxxii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

HEALTH SCIENCES TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,039.03     $ 1,038.51     $ 1,039.03
Expenses Paid per $1,000*             $     6.12     $     7.14     $     7.92

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.14     $ 1,018.13     $ 1,017.37
Expenses Paid per $1,000*             $     6.06     $     7.07     $     7.83

ANNUALIZED EXPENSE RATIOS
                                            1.19%          1.39%          1.54%

EMERGING GROWTH TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,051.09     $ 1,049.94     $ 1,051.09
Expenses Paid per $1,000*             $     4.70     $     5.73     $     6.58

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,020.55     $ 1,019.55     $ 1,018.72
Expenses Paid per $1,000*             $     4.63     $     5.65     $     6.48

ANNUALIZED EXPENSE RATIOS
                                            0.91%          1.11%          1.26%

AGGRESSIVE GROWTH TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,046.14     $ 1,044.77     $ 1,046.14
Expenses Paid per $1,000*             $     5.56     $     6.59     $     7.44

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.71     $ 1,018.69     $ 1,017.86
Expenses Paid per $1,000*             $     5.48     $     6.51     $     7.34

ANNUALIZED EXPENSE RATIOS
                                            1.08%          1.28%          1.43%

EMERGING SMALL COMPANY TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,052.34     $ 1,051.03     $ 1,052.34
Expenses Paid per $1,000*             $     5.71     $     6.74     $     7.57

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.57     $ 1,018.56     $ 1,017.76
Expenses Paid per $1,000*             $     5.62     $     6.64     $     7.44

ANNUALIZED EXPENSE RATIOS
                                            1.11%          1.31%          1.46%

                                    lxxxiii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

SMALL COMPANY BLEND TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,068.18     $ 1,067.48         N/A
Expenses Paid per $1,000*             $     5.95     $     6.99         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,019.38     $ 1,018.37         N/A
Expenses Paid per $1,000*             $     5.81     $     6.83         N/A

ANNUALIZED EXPENSE RATIOS
                                            1.14%          1.34%        N/A

SMALL COMPANY TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,153.03     $ 1,152.27     $ 1,151.52
Expenses Paid per $1,000*             $     8.75     $     9.86     $    10.75

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,017.01     $ 1,015.98     $ 1,015.15
Expenses Paid per $1,000*             $     8.20     $     9.23     $    10.07

ANNUALIZED EXPENSE RATIOS
                                            1.62%          1.82%          1.97%

DYNAMIC GROWTH TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,095.02     $ 1,095.24         N/A
Expenses Paid per $1,000*             $     5.59     $     6.65         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,019.80     $ 1,018.79         N/A
Expenses Paid per $1,000*             $     5.39     $     6.40         N/A

ANNUALIZED EXPENSE RATIOS
                                            1.06%          1.26%        N/A

MID CAP STOCK TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,091.96     $ 1,089.92     $ 1,091.96
Expenses Paid per $1,000*             $     5.05     $     6.10     $     6.97

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,020.31     $ 1,019.30     $ 1,018.47
Expenses Paid per $1,000*             $     4.88     $     5.89     $     6.73

ANNUALIZED EXPENSE RATIOS
                                            0.96%          1.16%          1.31%

                                     lxxxiv

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

NATURAL RESOURCES TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,207.92     $ 1,206.73     $ 1,205.95
Expenses Paid per $1,000*             $     6.27     $     7.38     $     8.29

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.46     $ 1,018.44     $ 1,017.62
Expenses Paid per $1,000*             $     5.73     $     6.75     $     7.58

ANNUALIZED EXPENSE RATIOS
                                            1.13%          1.33%          1.48%

ALL CAP GROWTH TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,042.80     $ 1,041.58     $ 1,042.80
Expenses Paid per $1,000*             $     5.12     $     6.16     $     6.97

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,020.12     $ 1,019.11     $ 1,018.31
Expenses Paid per $1,000*             $     5.07     $     6.09     $     6.89

ANNUALIZED EXPENSE RATIOS
                                            1.00%          1.20%          1.35%

STRATEGIC OPPORTUNITIES TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,074.73     $ 1,072.76         N/A
Expenses Paid per $1,000*             $     4.80     $     5.83         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,020.51     $ 1,019.51         N/A
Expenses Paid per $1,000*             $     4.67     $     5.68         N/A

ANNUALIZED EXPENSE RATIOS
                                            0.92%          1.12%        N/A

FINANCIAL SERVICES TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,079.41     $ 1,078.17     $ 1,078.05
Expenses Paid per $1,000*             $     5.29     $     6.33     $     7.14

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,020.05     $ 1,019.04     $ 1,018.26
Expenses Paid per $1,000*             $     5.14     $     6.15     $     6.94

ANNUALIZED EXPENSE RATIOS
                                            1.01%          1.21%          1.36%

                                     lxxxv

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

INTERNATIONAL STOCK TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,145.36     $ 1,144.63     $ 1,143.60
Expenses Paid per $1,000*             $     6.32     $     7.42     $     8.34

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.24     $ 1,018.22     $ 1,017.35
Expenses Paid per $1,000*             $     5.95     $     6.98     $     7.85

ANNUALIZED EXPENSE RATIOS
                                            1.17%          1.37%          1.52%

OVERSEAS TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,119.75     $ 1,119.07     $ 1,117.89
Expenses Paid per $1,000*             $     6.03     $     7.11     $     8.02

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.45     $ 1,018.43     $ 1,017.57
Expenses Paid per $1,000*             $     5.74     $     6.77     $     7.64

ANNUALIZED EXPENSE RATIOS
                                            1.12%          1.32%          1.47%

INTERNATIONAL SMALL CAP TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,128.68     $ 1,127.65     $ 1,126.92
Expenses Paid per $1,000*             $     6.77     $     7.85     $     8.79

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,018.78     $ 1,017.75     $ 1,016.87
Expenses Paid per $1,000*             $     6.42     $     7.45     $     8.33

ANNUALIZED EXPENSE RATIOS
                                            1.26%          1.46%          1.61%

INTERNATIONAL VALUE TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,157.15     $ 1,156.08     $ 1,155.05
Expenses Paid per $1,000*             $     5.46     $     6.55     $     7.48

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,020.07     $ 1,019.06     $ 1,018.20
Expenses Paid per $1,000*             $     5.12     $     6.14     $     7.00

ANNUALIZED EXPENSE RATIOS
                                            1.01%          1.21%          1.36%

                                     lxxxvi

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

QUANTITATIVE MID CAP TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,099.57     $ 1,098.29         N/A
Expenses Paid per $1,000*             $     4.69     $     5.75         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,020.66     $ 1,019.66         N/A
Expenses Paid per $1,000*             $     4.52     $     5.53         N/A

ANNUALIZED EXPENSE RATIOS
                                            0.89%          1.09%        N/A

MID CAP CORE TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,055.32     $ 1,054.20     $ 1,055.32
Expenses Paid per $1,000*             $     5.59     $     6.62     $     7.48

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,019.69     $ 1,018.69     $ 1,017.86
Expenses Paid per $1,000*             $     5.50     $     6.51     $     7.34

ANNUALIZED EXPENSE RATIOS
                                            1.08%          1.28%          1.43%

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST)

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,112.03     $ 1,110.86     $ 1,110.78
Expenses Paid per $1,000*             $     5.40     $     6.46     $     7.28

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,020.02     $ 1,019.02     $ 1,018.24
Expenses Paid per $1,000*             $     5.16     $     6.18     $     6.96

ANNUALIZED EXPENSE RATIOS
                                            1.02%          1.22%          1.37%

STRATEGIC GROWTH TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,057.20     $ 1,055.39     $ 1,057.20
Expenses Paid per $1,000*             $     5.00     $     6.04     $     6.87

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,020.28     $ 1,019.26     $ 1,018.45
Expenses Paid per $1,000*             $     4.91     $     5.93     $     6.75

ANNUALIZED EXPENSE RATIOS
                                            0.97%          1.17%          1.32%

                                    lxxxvii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

CAPITAL APPRECIATION TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,060.31     $ 1,059.25     $ 1,060.31
Expenses Paid per $1,000*             $     5.02     $     6.06     $     6.90

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,020.26     $ 1,019.25     $ 1,018.44
Expenses Paid per $1,000*             $     4.93     $     5.95     $     6.76

ANNUALIZED EXPENSE RATIOS
                                            0.97%          1.17%          1.32%

U.S. GLOBAL LEADERS GROWTH TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,039.09     $ 1,038.56         N/A
Expenses Paid per $1,000*             $     5.79     $     7.05         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,019.46     $ 1,018.24         N/A
Expenses Paid per $1,000*             $     5.73     $     6.96         N/A

ANNUALIZED EXPENSE RATIOS
                                            1.13%          1.37%        N/A

QUANTITATIVE ALL CAP TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,097.17     $ 1,096.34     $ 1,096.76
Expenses Paid per $1,000*             $     4.30     $     5.37     $     6.20

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $ 1,021.03     $ 1,020.01     $ 1,019.22
Expenses Paid per $1,000*             $     4.15     $     5.17     $     5.97

ANNUALIZED EXPENSE RATIOS
                                            0.82%          1.02%          1.17%

ALL CAP CORE TRUST

                                       SERIES I       SERIES II     SERIES III
                                      ----------     ----------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,089.10     $ 1,087.23         N/A
Expenses Paid per $1,000*             $     4.80     $     5.85         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $ 1,000.00     $ 1,000.00         N/A
Ending Account Value 12/31/2004       $ 1,020.54     $ 1,019.53         N/A
Expenses Paid per $1,000*             $     4.65     $     5.66         N/A

ANNUALIZED EXPENSE RATIOS
                                            0.91%          1.11%        N/A

                                    lxxxviii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

LARGE CAP GROWTH TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00         N/A
Ending Account Value 12/31/2004                                    $1,038.14              $1,037.23         N/A
Expenses Paid per $1,000*                                          $    4.91              $    5.94         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00         N/A
Ending Account Value 12/31/2004                                    $1,020.31              $1,019.31         N/A
Expenses Paid per $1,000*                                          $    4.87              $    5.89         N/A

ANNUALIZED EXPENSE RATIOS
                                                                        0.96%                  1.16%        N/A

BLUE CHIP GROWTH TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,059.71              $1,058.68      $1,057.93
Expenses Paid per $1,000*                                          $    4.54              $    5.58      $    6.41

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,020.73              $1,019.71      $1,018.91
Expenses Paid per $1,000*                                          $    4.46              $    5.48      $    6.28

ANNUALIZED EXPENSE RATIOS
                                                                        0.88%                  1.08%          1.23%

U.S. LARGE CAP TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,061.41              $1,060.17      $1,060.03
Expenses Paid per $1,000*                                          $    4.74              $    5.79      $    6.69

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,020.54              $1,019.52      $1,018.64
Expenses Paid per $1,000*                                          $    4.65              $    5.67      $    6.56

ANNUALIZED EXPENSE RATIOS
                                                                        0.92%                  1.12%          1.27%

CORE EQUITY TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,088.75              $1,087.22      $1,086.46
Expenses Paid per $1,000*                                          $    5.01              $    6.07      $    6.91

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,020.34              $1,019.32      $1,018.52
Expenses Paid per $1,000*                                          $    4.85              $    5.87      $    6.68

ANNUALIZED EXPENSE RATIOS
                                                                        0.96%                  1.16%          1.31%

                                     lxxxix

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

STRATEGIC VALUE TRUST

                                                                   SERIES I               SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,112.26              $1,111.74      $1,111.53
Expenses Paid per $1,000*                                          $    5.30              $    6.37      $    7.21

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,020.12              $1,019.11      $1,018.31
Expenses Paid per $1,000*                                          $    5.07              $    6.09      $    6.89

ANNUALIZED EXPENSE RATIOS
                                                                        1.00%                  1.20%          1.35%

LARGE CAP VALUE TRUST

                                                                   SERIES I               SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,131.78              $1,131.17      $1,131.38
Expenses Paid per $1,000*                                          $    5.07              $    6.14      $    6.97

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,020.38              $1,019.37      $1,018.60
Expenses Paid per $1,000*                                          $    4.81              $    5.82      $    6.60

ANNUALIZED EXPENSE RATIOS
                                                                        0.95%                  1.15%          1.30%

CLASSIC VALUE TRUST

                                                                   SERIES I               SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00         N/A
Ending Account Value 12/31/2004                                    $1,083.59              $1,082.29         N/A
Expenses Paid per $1,000*                                          $    6.99              $    8.18         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00         N/A
Ending Account Value 12/31/2004                                    $1,018.42              $1,017.28         N/A
Expenses Paid per $1,000*                                          $    6.77              $    7.93         N/A

ANNUALIZED EXPENSE RATIOS
                                                                        1.34%                  1.56%        N/A

UTILITIES TRUST

                                                                   SERIES I               SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,223.91              $1,222.79      $1,221.32
Expenses Paid per $1,000*                                          $    6.25              $    7.36      $    8.32

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,019.51              $1,018.51      $1,017.64
Expenses Paid per $1,000*                                          $    5.68              $    6.69      $    7.56

ANNUALIZED EXPENSE RATIOS
                                                                        1.12%                  1.32%          1.47%

                                       xc

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

REAL ESTATE SECURITIES TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,246.98              $1,245.45      $1,245.11
Expenses Paid per $1,000*                                          $    4.48              $    5.61      $    6.49

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,021.15              $1,020.14      $1,019.36
Expenses Paid per $1,000*                                          $    4.03              $    5.05      $    5.84

ANNUALIZED EXPENSE RATIOS
                                                                        0.79%                  0.99%          1.14%

SMALL CAP OPPORTUNITIES TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,168.02              $1,166.13      $1,165.49
Expenses Paid per $1,000*                                          $    6.10              $    7.20      $    8.08

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,019.51              $1,018.49      $1,017.67
Expenses Paid per $1,000*                                          $    5.69              $    6.70      $    7.53

ANNUALIZED EXPENSE RATIOS
                                                                        1.12%                  1.32%          1.47%

SMALL COMPANY VALUE TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,120.63              $1,119.36      $1,118.18
Expenses Paid per $1,000*                                          $    5.85              $    6.91      $    7.80

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,019.62              $1,018.61      $1,017.78
Expenses Paid per $1,000*                                          $    5.57              $    6.59      $    7.43

ANNUALIZED EXPENSE RATIOS
                                                                        1.10%                  1.30%          1.45%

SPECIAL VALUE TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,108.61              $1,107.67      $1,108.61
Expenses Paid per $1,000*                                          $    6.69              $    7.74      $    8.49

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,018.80              $1,017.79      $1,017.09
Expenses Paid per $1,000*                                          $    6.40              $    7.41      $    8.12

ANNUALIZED EXPENSE RATIOS
                                                                        1.26%                  1.46%          1.61%

                                      xci

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

MID CAP VALUE TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,135.17              $1,134.25      $1,133.54
Expenses Paid per $1,000*                                          $    5.16              $    6.23      $    7.07

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,020.31              $1,019.30      $1,018.51
Expenses Paid per $1,000*                                          $    4.88              $    5.89      $    6.69

ANNUALIZED EXPENSE RATIOS
                                                                        0.96%                  1.16%          1.31%

VALUE TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00         N/A
Ending Account Value 12/31/2004                                    $1,103.16              $1,102.32         N/A
Expenses Paid per $1,000*                                          $    4.48              $    5.54         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00         N/A
Ending Account Value 12/31/2004                                    $1,020.88              $1,019.87         N/A
Expenses Paid per $1,000*                                          $    4.31              $    5.32         N/A

ANNUALIZED EXPENSE RATIOS
                                                                        0.85%                  1.05%        N/A

ALL CAP VALUE TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,105.70              $1,105.34      $1,104.34
Expenses Paid per $1,000*                                          $    5.00              $    6.06      $    6.89

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,020.39              $1,019.38      $1,018.59
Expenses Paid per $1,000*                                          $    4.79              $    5.81      $    6.60

ANNUALIZED EXPENSE RATIOS
                                                                        0.94%                  1.14%          1.29%

FUNDAMENTAL VALUE TRUST

                                                                    SERIES I              SERIES II     SERIES III
                                                                   ---------              ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,071.21              $1,069.96      $1,069.04
Expenses Paid per $1,000*                                          $    4.89              $    5.93      $    6.76

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004                                 $1,000.00              $1,000.00      $1,000.00
Ending Account Value 12/31/2004                                    $1,020.42              $1,019.41      $1,018.61
Expenses Paid per $1,000*                                          $    4.77              $    5.78      $    6.59

ANNUALIZED EXPENSE RATIOS
                                                                        0.94%                  1.14%          1.29%

                                      xcii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

GROWTH & INCOME TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,044.84     $1,043.64     $1,042.65
Expenses Paid per $1,000*             $    3.83     $    4.85     $    5.63

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,021.39     $1,020.39     $1,019.62
Expenses Paid per $1,000*             $    3.78     $    4.80     $    5.57

ANNUALIZED EXPENSE RATIOS
                                           0.74%         0.94%         1.09%

GREAT COMPANIES-AMERICA TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004       N/A        $1,000.00         N/A
Ending Account Value 12/31/2004          N/A        $1,022.97         N/A
Expenses Paid per $1,000*                N/A        $   11.47         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004       N/A        $1,000.00         N/A
Ending Account Value 12/31/2004          N/A        $1,013.80         N/A
Expenses Paid per $1,000*                N/A        $   11.42         N/A

ANNUALIZED EXPENSE RATIOS
                                         N/A             2.26%        N/A

QUANTITATIVE VALUE TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,139.86     $1,139.08     $1,137.53
Expenses Paid per $1,000*             $    4.43     $    5.51     $    6.38

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,021.00     $1,019.98     $1,019.17
Expenses Paid per $1,000*             $    4.18     $    5.20     $    6.02

ANNUALIZED EXPENSE RATIOS
                                           0.82%         1.02%         1.17%

EQUITY-INCOME TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,099.35     $1,098.45     $1,098.25
Expenses Paid per $1,000*             $    4.63     $    5.69     $    6.52

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,020.72     $1,019.71     $1,018.92
Expenses Paid per $1,000*             $    4.46     $    5.48     $    6.27

ANNUALIZED EXPENSE RATIOS
                                           0.88%         1.08%         1.23%

                                     xciii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

INCOME & VALUE TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00        N/A
Ending Account Value 12/31/2004       $1,056.73     $1,055.02        N/A
Expenses Paid per $1,000*             $    4.50     $    5.53        N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00        N/A
Ending Account Value 12/31/2004       $1,020.76     $1,019.75        N/A
Expenses Paid per $1,000*             $    4.42     $    5.44        N/A

ANNUALIZED EXPENSE RATIOS
                                           0.87%         1.07%       N/A

GLOBAL ALLOCATION TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,109.74     $1,109.05     $1,107.69
Expenses Paid per $1,000*             $    5.84     $    6.92     $    7.83

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,019.60     $1,018.57     $1,017.71
Expenses Paid per $1,000*             $    5.59     $    6.63     $    7.49

ANNUALIZED EXPENSE RATIOS
                                           1.10%         1.30%         1.45%

HIGH YIELD TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,106.32     $1,104.65     $1,104.32
Expenses Paid per $1,000*             $    4.21     $    5.28     $    6.12

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,021.14     $1,020.12     $1,019.32
Expenses Paid per $1,000*             $    4.04     $    5.06     $    5.88

ANNUALIZED EXPENSE RATIOS
                                           0.80%         1.00%         1.15%

STRATEGIC BOND TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,067.32     $1,065.84     $1,064.77
Expenses Paid per $1,000*             $    4.29     $    5.33     $    6.16

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,020.99     $1,019.97     $1,019.17
Expenses Paid per $1,000*             $    4.19     $    5.21     $    6.02

ANNUALIZED EXPENSE RATIOS
                                           0.83%         1.03%         1.18%

                                      xciv

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

STRATEGIC INCOME TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00        N/A
Ending Account Value 12/31/2004       $1,091.03     $1,090.43        N/A
Expenses Paid per $1,000*             $    6.49     $    7.54        N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00        N/A
Ending Account Value 12/31/2004       $1,018.93     $1,017.93        N/A
Expenses Paid per $1,000*             $    6.26     $    7.27        N/A

ANNUALIZED EXPENSE RATIOS
                                           1.23%         1.43%       N/A

GLOBAL BOND TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,117.36     $1,116.47     $1,115.54
Expenses Paid per $1,000*             $    4.55     $    5.62     $    6.50

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,020.84     $1,019.82     $1,019.00
Expenses Paid per $1,000*             $    4.34     $    5.37     $    6.20

ANNUALIZED EXPENSE RATIOS
                                           0.86%         1.06%         1.21%

DIVERSIFIED BOND TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,043.48     $1,043.65     $1,042.59
Expenses Paid per $1,000*             $    4.24     $    5.29     $    6.12

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,020.99     $1,019.96     $1,019.14
Expenses Paid per $1,000*             $    4.19     $    5.23     $    6.05

ANNUALIZED EXPENSE RATIOS
                                           0.83%         1.03%         1.18%

INVESTMENT QUALITY BOND TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,048.14     $1,047.42     $1,046.53
Expenses Paid per $1,000*             $    3.80     $    4.83     $    5.64

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,021.43     $1,020.42     $1,019.62
Expenses Paid per $1,000*             $    3.75     $    4.76     $    5.57

ANNUALIZED EXPENSE RATIOS
                                           0.74%         0.94%         1.09%

                                      xcv

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

TOTAL RETURN TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,046.53     $1,045.19     $1,044.44
Expenses Paid per $1,000*             $    4.09     $    5.12     $    5.92

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,021.14     $1,020.13     $1,019.35
Expenses Paid per $1,000*             $    4.04     $    5.06     $    5.84

ANNUALIZED EXPENSE RATIOS
                                           0.80%         1.00%         1.15%

REAL RETURN BOND TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,063.02     $1,060.84     $1,060.84
Expenses Paid per $1,000*             $    4.23     $    5.26     $    6.11

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,021.04     $1,020.03     $1,019.21
Expenses Paid per $1,000*             $    4.14     $    5.16     $    5.98

ANNUALIZED EXPENSE RATIOS
                                           0.82%         1.02%         1.17%

U.S. GOVERNMENT SECURITIES TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,028.80     $1,027.39     $1,027.39
Expenses Paid per $1,000*             $    3.72     $    4.74     $    5.55

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,021.47     $1,020.47     $1,019.66
Expenses Paid per $1,000*             $    3.70     $    4.72     $    5.53

ANNUALIZED EXPENSE RATIOS
                                           0.73%         0.93%         1.08%

MONEY MARKET TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,005.69     $1,004.68     $1,003.93
Expenses Paid per $1,000*             $    2.68     $    3.68     $    4.34

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,022.46     $1,021.46     $1,020.81
Expenses Paid per $1,000*             $    2.70     $    3.71     $    4.37

ANNUALIZED EXPENSE RATIOS
                                           0.53%         0.73%         0.88%

                                      xcvi

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

LIFESTYLE AGGRESSIVE 1000 TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,109.45     $1,109.45     $1,108.57
Expenses Paid per $1,000*             $    0.38     $    0.38     $    1.18

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,024.78     $1,024.78     $1,024.02
Expenses Paid per $1,000*             $    0.37     $    0.37     $    1.13

ANNUALIZED EXPENSE RATIOS
                                           0.07%         0.07%         0.22%

LIFESTYLE GROWTH 820 TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,105.74     $1,104.92     $1,104.92
Expenses Paid per $1,000*             $    0.35     $    0.35     $    1.15

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,024.81     $1,024.80     $1,024.05
Expenses Paid per $1,000*             $    0.33     $    0.34     $    1.10

ANNUALIZED EXPENSE RATIOS
                                           0.07%         0.07%         0.22%

LIFESTYLE BALANCED 640 TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,107.63     $1,106.83     $1,106.83
Expenses Paid per $1,000*             $    0.35     $    0.35     $    1.15

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,024.81     $1,024.80     $1,024.05
Expenses Paid per $1,000*             $    0.34     $    0.34     $    1.10

ANNUALIZED EXPENSE RATIOS
                                           0.07%         0.07%         0.22%

LIFESTYLE MODERATE 460 TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,091.04     $1,091.04     $1,089.46
Expenses Paid per $1,000*             $    0.36     $    0.36     $    1.16

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 12/31/2004       $1,024.79     $1,024.79     $1,024.03
Expenses Paid per $1,000*             $    0.35     $    0.35     $    1.12

ANNUALIZED EXPENSE RATIOS
                                           0.07%         0.07%         0.22%

                                     xcvii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

LIFESTYLE CONSERVATIVE 280 TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $1,076.57     $1,075.82     $ 1,075.82
Expenses Paid per $1,000*             $    0.37     $    0.37     $     1.17

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00     $ 1,000.00
Ending Account Value 12/31/2004       $1,024.78     $1,024.78     $ 1,024.01
Expenses Paid per $1,000*             $    0.36     $    0.36     $     1.14

ANNUALIZED EXPENSE RATIOS
                                           0.07%         0.07%          0.22%

AMERICAN GROWTH TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00         N/A
Ending Account Value 12/31/2004       $1,073.96     $1,072.81         N/A
Expenses Paid per $1,000*             $    1.95     $    2.73         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00         N/A
Ending Account Value 12/31/2004       $1,023.25     $1,022.50         N/A
Expenses Paid per $1,000*             $    1.91     $    2.67         N/A

ANNUALIZED EXPENSE RATIOS
                                           0.37%         0.52%        N/A

AMERICAN INTERNATIONAL TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00         N/A
Ending Account Value 12/31/2004       $1,138.07     $1,137.65         N/A
Expenses Paid per $1,000*             $    2.04     $    2.85         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00         N/A
Ending Account Value 12/31/2004       $1,023.23     $1,022.47         N/A
Expenses Paid per $1,000*             $    1.93     $    2.69         N/A

ANNUALIZED EXPENSE RATIOS
                                           0.38%         0.53%        N/A

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00         N/A
Ending Account Value 12/31/2004       $1,069.62     $1,068.48         N/A
Expenses Paid per $1,000*             $    2.01     $    2.79         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00         N/A
Ending Account Value 12/31/2004       $1,023.19     $1,022.44         N/A
Expenses Paid per $1,000*             $    1.97     $    2.73         N/A

ANNUALIZED EXPENSE RATIOS
                                           0.39%         0.54%        N/A

                                                xcviii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

AMERICAN GROWTH-INCOME TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00         N/A
Ending Account Value 12/31/2004       $1,058.53     $1,057.98         N/A
Expenses Paid per $1,000*             $    1.94     $    2.71         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00     $1,000.00         N/A
Ending Account Value 12/31/2004       $1,023.26     $1,022.50         N/A
Expenses Paid per $1,000*             $    1.90     $    2.66         N/A

ANNUALIZED EXPENSE RATIOS
                                           0.37%         0.52%        N/A

SMALL-MID CAP GROWTH TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,096.74        N/A            N/A
Expenses Paid per $1,000*             $    9.19        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,016.37        N/A            N/A
Expenses Paid per $1,000*             $    8.84        N/A            N/A

ANNUALIZED EXPENSE RATIOS
                                           1.74%       N/A            N/A

SMALL-MID CAP TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,056.10        N/A            N/A
Expenses Paid per $1,000*             $   19.57        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,006.10        N/A            N/A
Expenses Paid per $1,000*             $   19.10        N/A            N/A

ANNUALIZED EXPENSE RATIOS
                                           3.79%       N/A            N/A

INTERNATIONAL EQUITY SELECT TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,138.49        N/A            N/A
Expenses Paid per $1,000*             $    6.79        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,018.78        N/A            N/A
Expenses Paid per $1,000*             $    6.41        N/A            N/A

ANNUALIZED EXPENSE RATIOS
                                           1.26%       N/A            N/A

                                              xcix

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

SELECT GROWTH TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,026.20        N/A            N/A
Expenses Paid per $1,000*             $    6.75        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,018.47        N/A            N/A
Expenses Paid per $1,000*             $    6.72        N/A            N/A

ANNUALIZED EXPENSE RATIOS

                                           1.33%       N/A            N/A

GLOBAL EQUITY SELECT TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,107.03        N/A            N/A
Expenses Paid per $1,000*             $    7.97        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,017.57        N/A            N/A
Expenses Paid per $1,000*             $    7.63        N/A            N/A

ANNUALIZED EXPENSE RATIOS

                                           1.50%       N/A            N/A

CORE VALUE TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,031.63        N/A            N/A
Expenses Paid per $1,000*             $    6.63        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,018.61        N/A            N/A
Expenses Paid per $1,000*             $    6.59        N/A            N/A

ANNUALIZED EXPENSE RATIOS

                                           1.30%       N/A            N/A

HIGH GRADE BOND TRUST

                                      SERIES I      SERIES II     SERIES III
                                      --------      ---------     ----------
ACTUAL PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,033.48        N/A            N/A
Expenses Paid per $1,000*             $    4.78        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN
Beginning Account Value 07/01/2004    $1,000.00        N/A            N/A
Ending Account Value 12/31/2004       $1,020.43        N/A            N/A
Expenses Paid per $1,000*             $    4.75        N/A            N/A

ANNUALIZED EXPENSE RATIOS

                                           0.94%       N/A            N/A

* Expenses are equal to the Portfolio's annualized expense ratio for each Series, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

                                        c

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY

SECTOR WEIGHTINGS CALCULATED AS A PERCENTAGE OF INVESTMENTS AT DECEMBER 31,
2004:

SCIENCE & TECHNOLOGY TRUST         % OF TOTAL
--------------------------         ----------
Consumer Discretionary                 7.19
Health Care                            2.82
Financials                             0.63
Information Technology                88.13
Telecomm Service                       1.23
                                     ------
Total                                100.00
                                     ------

HEALTH SCIENCES TRUST              % OF TOTAL
---------------------              ----------
Materials                              1.09
Consumer Discretionary                 0.11
Consumer Staples                       0.50
Health Care                           97.55
Financials                             0.75
                                     ------
Total                                100.00
                                     ------

AGGRESSIVE GROWTH TRUST            % OF TOTAL
-----------------------            ----------
Energy                                 4.69
Materials                              3.68
Industrials                           15.36
Consumer Discretionary                19.99
Consumer Staples                       0.86
Health Care                           20.38
Financials                             7.39
Information Technology                27.39
Utilities                              0.26
                                     ------
Total                                100.00
                                     ------

SMALL COMPANY BLEND TRUST          % OF TOTAL
-------------------------          ----------
Energy                                 4.33
Materials                              4.89
Industrials                           11.65
Consumer Discretionary                20.24
Consumer Staples                       2.52
Health Care                            9.72
Financials                            21.07
Information Technology                22.60
Telecomm Service                       0.42
Utilities                              2.56
                                     ------
Total                                100.00
                                     ------

PACIFIC RIM TRUST                  % OF TOTAL
-----------------                  ----------
Energy                                 2.96
Materials                             14.87
Industrials                           13.47
Consumer Discretionary                14.64
Consumer Staples                       2.74
Health Care                            2.73
Financials                            30.31
Information Technology                12.39
Telecomm Service                       3.69
Utilities                              2.20
                                     ------
Total                                100.00
                                     ------

EMERGING GROWTH TRUST              % OF TOTAL
---------------------              ----------
Energy                                 4.59
Materials                              2.49
Industrials                           14.49
Consumer Discretionary                17.51
Consumer Staples                       2.26
Health Care                           21.04
Financials                             8.64
Information Technology                27.40
Telecomm Service                       1.58
                                     ------
Total                                100.00
                                     ------

EMERGING SMALL COMPANY TRUST       % OF TOTAL
----------------------------       ----------
Energy                                 5.56
Materials                              5.96
Industrials                           12.13
Consumer Discretionary                11.66
Consumer Staples                       0.62
Health Care                           20.54
Financials                             9.47
Information Technology                33.07
Telecomm Service                       0.99
                                     ------
Total                                100.00
                                     ------

SMALL COMPANY TRUST                % OF TOTAL
-------------------                ----------
Energy                                 5.53
Materials                              9.33
Industrials                           14.37
Consumer Discretionary                21.38
Consumer Staples                       4.61
Health Care                           10.47
Financials                            15.23
Information Technology                12.94
Telecomm Service                       1.75
Utilities                              4.39
                                     ------
Total                                100.00
                                     ------

                                       ci

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

SECTOR WEIGHTING- CONTINUED


DYNAMIC GROWTH TRUST               % OF TOTAL
--------------------               ----------
Energy                                 4.46
Materials                              4.52
Industrials                            3.77
Consumer Discretionary                27.38
Consumer Staples                       1.10
Health Care                           24.02
Financials                             8.32
Information Technology                24.07
Telecomm Service                       2.36
                                     ------
Total                                100.00
                                     ------

NATURAL RESOURCES TRUST            % OF TOTAL
-----------------------            ----------
Energy                                59.05
Materials                             39.46
Utilities                              1.49
                                     ------
Total                                100.00
                                     ------

STRATEGIC OPPORTUNITIES TRUST      % OF TOTAL
-----------------------------      ----------
Energy                                 2.10
Materials                              7.99
Industrials                           20.64
Consumer Discretionary                17.30
Consumer Staples                       0.64
Health Care                           12.05
Financials                             6.79
Information Technology                26.36
Telecomm Service                       6.13
                                     ------
Total                                100.00
                                     ------

INTERNATIONAL STOCK TRUST          % OF TOTAL
-------------------------          ----------
Energy                                 9.89
Materials                              4.67
Industrials                           10.88
Consumer Discretionary                11.69
Consumer Staples                       7.16
Health Care                            7.71
Financials                            27.73
Information Technology                 9.57
Telecomm Service                       6.67
Utilities                              4.03
                                     ------
Total                                100.00
                                     ------

MID CAP STOCK TRUST                % OF TOTAL
-------------------                ----------
Energy                                 3.92
Materials                              1.76
Industrials                           24.89
Consumer Discretionary                24.14
Health Care                           19.05
Financials                             7.21
Information Technology                15.91
Telecomm Service                       3.12
                                     ------
Total                                100.00
                                     ------

ALL CAP GROWTH TRUST               % OF TOTAL
--------------------               ----------
Energy                                 7.82
Materials                              6.75
Industrials                           13.53
Consumer Discretionary                12.22
Consumer Staples                       4.28
Health Care                           16.71
Financials                             8.61
Information Technology                29.23
Telecomm Service                       0.85
                                     ------
Total                                100.00
                                     ------

FINANCIAL SERVICES TRUST           % OF TOTAL
------------------------           ----------
Materials                              2.80
Industrials                           16.49
Consumer Staples                       4.73
Financials                            75.98
                                     ------
Total                                100.00
                                     ------

OVERSEAS TRUST                     % OF TOTAL
--------------                     ----------
Energy                                 7.52
Materials                              6.73
Industrials                            2.96
Consumer Discretionary                 9.47
Consumer Staples                       4.35
Health Care                            8.25
Financials                            29.99
Information Technology                20.14
Telecomm Service                       9.87
Utilities                              0.72
                                     ------
Total                                100.00
                                     ------

                                       cii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

SECTOR WEIGHTING- CONTINUED

INTERNATIONAL SMALL CAP TRUST      % OF TOTAL
-----------------------------      ----------
Energy                                 5.38
Materials                              8.16
Industrials                           32.38
Consumer Discretionary                20.74
Consumer Staples                       4.14
Health Care                            6.52
Financials                            10.61
Information Technology                10.02
Telecomm Service                       0.71
Utilities                              1.34
                                     ------
Total                                100.00
                                     ------

QUANTITATIVE MID CAP TRUST         % OF TOTAL
--------------------------         ----------
Energy                                 7.56
Materials                              4.92
Industrials                           14.50
Consumer Discretionary                20.05
Consumer Staples                       4.53
Health Care                           10.57
Financials                            16.66
Information Technology                15.27
Telecomm Service                       0.00
Utilities                              5.94
                                     ------
Total                                100.00
                                     ------

GLOBAL TRUST                       % OF TOTAL
------------                       ----------
Energy                                11.34
Materials                              8.38
Industrials                            9.22
Consumer Discretionary                 9.88
Consumer Staples                       3.63
Health Care                           12.04
Financials                            21.99
Information Technology                10.07
Telecomm Service                       8.64
Utilities                              4.81
                                     ------
Total                                100.00
                                     ------

CAPITAL APPRECIATION TRUST         % OF TOTAL
--------------------------         ----------
Energy                                 5.03
Industrials                            5.71
Consumer Discretionary                19.48
Consumer Staples                       6.42
Health Care                           18.19
Financials                            10.43
Information Technology                33.18
Telecomm Service                       1.56
                                     ------
Total                                100.00
                                     ------

INTERNATIONAL VALUE TRUST          % OF TOTAL
-------------------------          ----------
Energy                                 7.26
Materials                             11.66
Industrials                           15.06
Consumer Discretionary                12.65
Consumer Staples                       6.41
Health Care                            6.08
Financials                            17.42
Information Technology                 7.41
Telecomm Service                      12.19
Utilities                              3.86
                                     ------
Total                                100.00
                                     ------

MID CAP CORE TRUST                 % OF TOTAL
------------------                 ----------
Energy                                16.59
Materials                             14.45
Industrials                            8.30
Consumer Discretionary                14.91
Consumer Staples                       3.61
Health Care                            6.47
Financials                            11.95
Information Technology                19.13
Telecomm Service                       1.23
Utilities                              3.36
                                     ------
Total                                100.00
                                     ------

STRATEGIC GROWTH TRUST             % OF TOTAL
----------------------             ----------
Industrials                            7.62
Consumer Discretionary                20.55
Consumer Staples                       7.65
Health Care                           21.53
Financials                             6.34
Information Technology                34.55
Telecomm Services                      1.76
                                     ------
Total                                100.00
                                     ------

U.S. GLOBAL LEADERS GROWTH TRUST   % OF TOTAL
--------------------------------   ----------
Industrials                            4.87
Consumer Discretionary                15.80
Consumer Staples                      30.92
Health Care                           20.43
Financials                             8.20
Information Technology                19.78
                                     ------
Total                                100.00
                                     ------

                                      ciii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

SECTOR WEIGHTING- CONTINUED

QUANTITATIVE ALL CAP TRUST         % OF TOTAL
--------------------------         ----------
Energy                                 7.58
Materials                              2.46
Industrials                            7.10
Consumer Discretionary                15.36
Consumer Staples                       8.46
Health Care                           11.40
Financials                            22.11
Information Technology                19.13
Telecomm Service                       2.65
Utilities                              3.75
                                     ------
Total                                100.00
                                     ------

LARGE CAP GROWTH TRUST             % OF TOTAL
----------------------             ----------
Energy                                 6.29
Materials                              1.77
Industrials                           18.91
Consumer Discretionary                11.30
Consumer Staples                       7.71
Health Care                           10.64
Financials                            14.03
Information Technology                24.28
Telecomm Service                       4.68
Utilities                              0.39
                                     ------
Total                                100.00
                                     ------

U.S. LARGE CAP TRUST               % OF TOTAL
--------------------               ----------
Energy                                 9.75
Materials                              2.71
Industrials                            8.71
Consumer Discretionary                10.97
Consumer Staples                       8.98
Health Care                           17.61
Financials                            17.38
Information Technology                18.69
Telecomm Service                       3.43
Utilities                              1.77
                                     ------
Total                                100.00
                                     ------

STRATEGIC VALUE TRUST              % OF TOTAL
---------------------              ----------
Energy                                 8.25
Materials                              7.92
Industrials                            5.73
Consumer Discretionary                14.20
Consumer Staples                       3.71
Health Care                           14.69
Financials                            21.07
Information Technology                10.80
Telecomm Service                      11.79
Utilities                              1.84
                                     ------
Total                                100.00
                                     ------

ALL CAP CORE TRUST                 % OF TOTAL
------------------                 ----------
Energy                                 8.53
Materials                              4.06
Industrials                           12.66
Consumer Discretionary                13.15
Consumer Staples                       7.42
Health Care                           14.66
Financials                            19.11
Information Technology                14.08
Telecomm Service                       4.43
Utilities                              1.90
                                     ------
Total                                100.00
                                     ------

BLUE CHIP GROWTH TRUST             % OF TOTAL
----------------------             ----------
Energy                                 4.50
Materials                              1.04
Industrials                           12.24
Consumer Discretionary                16.82
Consumer Staples                       4.30
Health Care                           15.91
Financials                            22.85
Information Technology                20.29
Telecomm Service                       2.05
                                     ------
Total                                100.00
                                     ------

CORE EQUITY TRUST                  % OF TOTAL
-----------------                  ----------
Industrials                            9.95
Consumer Discretionary                27.68
Consumer Staples                       3.10
Health Care                           14.16
Financials                            20.54
Information Technology                 9.61
Telecomm Service                      10.68
Utilities                              4.28
                                     ------
Total                                100.00
                                     ------

LARGE CAP VALUE TRUST              % OF TOTAL
---------------------              ----------
Energy                                20.89
Materials                              6.66
Industrials                            9.39
Consumer Discretionary                13.20
Consumer Staples                       4.06
Health Care                            5.39
Financials                            22.85
Information Technology                13.59
Utilities                              3.97
                                     ------
Total                                100.00
                                     ------

                                         civ

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

SECTOR WEIGHTING- CONTINUED

CLASSIC VALUE TRUST                % OF TOTAL
-------------------                ----------
Energy                                 3.02
Industrials                            9.60
Consumer Discretionary                13.27
Consumer Staples                       5.48
Health Care                           12.71
Financials                            43.94
Information Technology                 8.14
Utilities                              3.84
                                     ------
Total                                100.00
                                     ------

REAL ESTATE SECURITIES TRUST       % OF TOTAL
----------------------------       ----------
Consumer Discretionary                 7.43
Financials                            92.57
                                     ------
Total                                100.00
                                     ------

SMALL COMPANY VALUE TRUST          % OF TOTAL
-------------------------          ----------
Energy                                 8.25
Materials                              7.92
Industrials                            5.73
Consumer Discretionary                14.20
Consumer Staples                       3.71
Health Care                           14.69
Financials                            21.07
Information Technology                10.80
Telecomm Service                      11.79
Utilities                              1.84
                                     ------
Total                                100.00
                                     ------

MID CAP VALUE TRUST                % OF TOTAL
-------------------                ----------
Energy                                 7.99
Materials                             18.23
Industrials                           10.47
Consumer Discretionary                20.80
Consumer Staples                       4.61
Health Care                            7.90
Financials                            14.77
Information Technology                 6.96
Telecomm Service                       1.07
Utilities                              7.20
                                     - ----
Total                                100.00
                                     ------

UTILITIES TRUST                    % OF TOTAL
---------------                    ----------
Energy                                 7.16
Industrials                            0.69
Consumer Discretionary                24.05
Telecomm Service                      17.40
Utilities                             50.70
                                     ------
Total                                100.00
                                     ------

SMALL CAP OPPORTUNITIES TRUST      % OF TOTAL
-----------------------------      ----------
Energy                                 8.13
Materials                              4.14
Industrials                           18.36
Consumer Discretionary                20.38
Consumer Staples                       1.65
Health Care                            6.95
Financials                            30.83
Information Technology                 8.67
Utilities                              0.89
                                     ------
Total                                100.00
                                     ------

SPECIAL VALUE TRUST                % OF TOTAL
-------------------                ----------
Energy                                 5.52
Materials                              7.25
Industrials                           31.68
Consumer Discretionary                14.93
Consumer Staples                       2.12
Health Care                            6.98
Financials                            21.77
Information Technology                 8.20
Utilities                              1.55
                                     ------
Total                                100.00
                                     ------

VALUE TRUST                        % OF TOTAL
-----------                        ----------
Energy                                10.35
Materials                              5.40
Industrials                           16.53
Consumer Discretionary                18.96
Health Care                            9.12
Financials                            21.43
Information Technology                 9.50
Utilities                              8.71
                                     ------
Total                                100.00
                                     ------

                                       cv

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

SECTOR WEIGHTING- CONTINUED

ALL CAP VALUE TRUST                % OF TOTAL
-------------------                ----------
Energy                                11.94
Materials                             14.79
Industrials                           20.17
Consumer Discretionary                11.36
Consumer Staples                       4.77
Health Care                            6.68
Financials                            16.18
Information Technology                10.21
Telecomm Service                       2.60
Utilities                              1.30
                                     ------
Total                                100.00
                                     ------

GROWTH & INCOME TRUST              % OF TOTAL
---------------------              ----------
Energy                                 7.93
Materials                              7.30
Industrials                           15.30
Consumer Discretionary                 8.44
Consumer Staples                       8.30
Health Care                           12.88
Financials                            18.71
Information Technology                18.09
Telecomm Service                       2.25
Utilities                              0.80
                                     ------
Total                                100.00
                                     ------

QUANTITATIVE VALUE TRUST           % OF TOTAL
------------------------           ----------
Energy                                10.66
Materials                              3.59
Industrials                           11.25
Consumer Discretionary                11.32
Consumer Staples                       6.38
Health Care                            3.95
Financials                            33.14
Information Technology                 7.96
Telecomm Service                       4.94
Utilities                              6.81
                                     ------
Total                                100.00
                                     ------

FUNDAMENTAL VALUE TRUST            % OF TOTAL
-----------------------            ----------
Energy                                 9.44
Materials                              4.81
Industrials                            8.38
Consumer Discretionary                 6.77
Consumer Staples                      12.25
Health Care                            4.06
Financials                            49.32
Information Technology                 4.42
Telecomm Service                       0.55
                                     ------
Total                                100.00
                                     ------

GREAT COMPANIES-AMERICA TRUST      % OF TOTAL
-----------------------------      ----------
Industrials                           27.82
Consumer Discretionary                 6.16
Consumer Staples                      14.03
Health Care                           20.53
Financials                            15.04
Information Technology                16.42
                                     ------
Total                                100.00
                                     ------

EQUITY-INCOME TRUST                % OF TOTAL
-------------------                ----------
Energy                                 9.47
Materials                              6.83
Industrials                           12.90
Consumer Discretionary                18.03
Consumer Staples                       7.44
Health Care                            9.89
Financials                            19.17
Information Technology                 4.95
Telecomm Service                       6.29
Utilities                              5.03
                                     ------
Total                                100.00
                                     ------

                                       cvi

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

SECTOR WEIGHTING- CONTINUED

INCOME & VALUE TRUST               % OF TOTAL
--------------------               ----------
Energy                                 6.55
Materials                              1.86
Industrials                            6.02
Consumer Discretionary                 7.27
Consumer Staples                       6.04
Health Care                           11.74
Financials                            12.08
Information Technology                12.76
Telecomm Service                       2.27
Utilities                              1.19
U.S. Treasury/Agency                  15.70
Asset Backed                           1.56
CMO's                                  3.36
Corporate Bonds                        9.71
Municipals                             0.04
Foreign Governments/Agencies           1.85
                                     ------
Total                                100.00
                                     ------

HIGH YIELD TRUST                   % OF TOTAL
----------------                   ----------
Corporate Bonds                       94.82
Cash                                   5.18
                                     ------
Total                                100.00
                                     ------

STRATEGIC INCOME TRUST             % OF TOTAL
----------------------             ----------
Foreign Non Corporate                 43.00
Cash and Accruals                     31.30
Industrial                            11.40
Treasury                               9.40
Agency                                 4.90
                                     ------
Total                                100.00
                                     ------

DIVERSIFIED BOND TRUST             % OF TOTAL
----------------------             ----------
U.S. Treasury/Agency                  28.80
Mortgage Backed                       30.70
Corporate Bonds                       26.00
Cash & Other(Non-U.S./Convert)        10.30
Asset Backed                           4.20
                                     ------
Total                                100.00
                                     ------

TOTAL RETURN TRUST                 % OF TOTAL
------------------                 ----------
U.S. Treasury/Agency                  45.00
Mortgage Backed                       20.00
Corporates/Other                       4.00
International                         14.00
Emerging Markets                       3.00
Net Cash & Equivalents                14.00
                                     ------
Total                                100.00
                                     ------

GLOBAL ALLOCATION TRUST            % OF TOTAL
-----------------------            ----------
Energy                                 4.42
Materials                              2.47
Industrials                            7.19
Consumer Discretionary                 9.60
Consumer Staples                       5.65
Health Care                           11.07
Financials                            17.59
Information Technology                 3.71
Telecomm Service                       4.86
Utilities                              3.24
Emerging Markets Equity                4.68
U.S. Treasury/Agency                  13.66
Supranational Bonds                    0.03
Corporate Bonds                        2.76
Mortgage Backed                        6.27
CMO's                                  1.16
Asset Backed                           0.70
High Yield Bonds                       0.94
                                     ------
Total                                100.00
                                     ------

STRATEGIC BOND TRUST               % OF TOTAL
--------------------               ----------
U.S. Investment Grade                 52.91
High Yield                            14.33
Emerging Market Debt                  17.74
Non U.S. Government                    7.23
Cash/Cash Equivalent                   7.79
                                     ------
Total                                100.00
                                     ------

GLOBAL BOND TRUST                  % OF TOTAL
-----------------                  ----------
U.S. Treasury/Agency                   8.00
Mortgage Backed                        1.00
Corporates/Other                       2.00
International                         70.00
Emerging Markets                       2.00
Net Cash & Equivalents                17.00
                                     ------
Total                                100.00
                                     ------

INVESTMENT QUALITY BOND TRUST      % OF TOTAL
-----------------------------      ----------
U.S. Treasury/Agency                  20.20
Corporate Bonds                       49.90
Mortgage Backed                       19.40
Asset Backed                           2.30
Municipals                             1.90
Foreign Governments/Agencies           1.40
Other (Cash & Cash Equivalents)        4.90
                                     ------
Total                                100.00
                                     ------

REAL RETURN BOND TRUST             % OF TOTAL
----------------------             ----------
U.S. Treasury/Agency                  86.00
Corporates/Other                       1.00
International                          9.00
Emerging Markets                       1.00
Net Cash & Equivalents                 3.00
                                     ------
Total                                100.00
                                     ------

                                        cvii

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

SECTOR WEIGHTING- CONTINUED

U.S. GOVERNMENT SECURITIES TRUST   % OF TOTAL
--------------------------------   ----------
U. S. Treasury/Agency                 20.34
Mortgage Backed                       70.64
CMO's                                  2.33
Cash                                   6.69
                                     ------
Total                                100.00
                                     ------

SMALL-MID CAP GROWTH TRUST         % OF TOTAL
--------------------------         ----------
Energy                                26.76
Materials                              8.74
Industrials                            7.20
Consumer Discretionary                14.90
Consumer Staples                       8.14
Health Care                            5.71
Financials                             7.11
Information Technology                16.80
Telecomm Service                       1.38
Utilities                              3.26
                                     ------
Total                                100.00
                                     ------

INTERNATIONAL EQUITY SELECT TRUST  % OF TOTAL
---------------------------------  ----------
Energy                                12.30
Industrials                            2.01
Consumer Discretionary                 2.19
Consumer Staples                      21.45
Health Care                           13.77
Financials                            34.83
Information Technology                 6.96
Telecomm Service                       4.41
Utilities                              2.08
                                     ------
Total                                100.00
                                     ------

GLOBAL EQUITY SELECT TRUST         % OF TOTAL
--------------------------         ----------
Energy                                11.98
Industrials                            8.20
Consumer Discretionary                 2.20
Consumer Staples                      14.56
Health Care                           14.02
Financials                            28.91
Information Technology                14.76
Telecomm Service                       3.29
Utilities                              2.08
                                     ------
Total                                100.00
                                     ------

HIGH GRADE BOND TRUST              % OF TOTAL
---------------------              ----------
Cash and Cash Equivalent               4.14
U.S. Treasury                         50.20
Agency                                 5.55
Asset Backed                          20.00
Mortgage Backed                       20.11
                                     ------
Total                                100.00
                                     ------

MONEY MARKET TRUST                 % OF TOTAL
------------------                 ----------
U.S. Treasury/Agency                  56.00
Corporate Paper                       44.00
                                     ------
                                     100.00
                                     ------

SMALL MID-CAP TRUST                % OF TOTAL
-------------------                ----------
Energy                                 4.98
Materials                              8.17
Industrials                           20.24
Consumer Discretionary                16.92
Consumer Staples                       1.33
Health Care                           10.13
Financials                            17.45
Information Technology                20.78
                                     ------
Total                                100.00
                                     ------

SELECT GROWTH TRUST                % OF TOTAL
-------------------                ----------
Materials                              2.49
Industrials                           14.87
Consumer Discretionary                17.74
Consumer Staples                      12.46
Health Care                           19.70
Financials                            19.13
Information Technology                13.61
                                     ------
Total                                100.00
                                     ------

CORE VALUE TRUST                   % OF TOTAL
----------------                   ----------
Energy                                 9.02
Industrials                            6.55
Consumer Discretionary                22.33
Consumer Staples                       7.14
Health Care                           17.42
Financials                            19.72
Information Technology                17.82
                                     ------
Total                                100.00
                                     ------

                                      cviii

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of John Hancock Trust (formerly, Manufacturers Investment Trust):

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 74 of the portfolios (identified in Note 1) comprising John Hancock Trust (formerly, Manufacturers Investment Trust) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the John Hancock Trust's (formerly, Manufacturers Investment Trust's) management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 25, 2005

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                               SCIENCE &                         HEALTH         EMERGING
                                                              TECHNOLOGY       PACIFIC RIM      SCIENCES         GROWTH
                                                                TRUST             TRUST          TRUST           TRUST
                                                            ---------------   -------------   -------------   -------------
ASSETS
Investments in securities, at value                         $   562,976,443   $ 106,209,935   $ 202,546,371   $ 304,114,090
   Securities on loan, at value (Note 2)                         36,869,288      24,644,739               -      64,760,371
   Repurchase agreements, at value                                1,668,000               -         500,000           5,000
                                                            ---------------   -------------   -------------   -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                       601,513,731     130,854,674     203,046,371     368,879,461
Cash                                                                    389               -             621           1,043
Foreign currency                                                          4       4,160,781               -               -
Receivables:
   Investments sold                                               1,279,044               -          64,843               -
   Fund shares sold                                                   1,229          21,659           2,230             935
   Dividends and interest                                           142,547          90,828           7,251         129,049
   Foreign tax withholding reclaims                                   4,521               -           1,091               -
Other assets                                                          5,127           1,873           2,415           1,491
                                                            ---------------   -------------   -------------   -------------
   TOTAL ASSETS                                                 602,946,592     135,129,815     203,124,822     369,011,979
                                                            ---------------   -------------   -------------   -------------

LIABILITIES
Payables:
   Investments purchased                                          2,874,483               -          83,426               -
   Fund shares redeemed                                             754,394          62,701          56,915       2,104,590
   Dividend, interest and capital gains withholding tax               1,866         216,064               -           1,531
   Due to custodian                                                       -         420,531               -               -
   Accrued fund administration expense                                5,884           1,038           1,920           1,564
   Other payables and accrued expenses                               70,892          40,227          37,383          32,572
   Collateral for securities lending                             37,877,145      25,919,420               -      66,592,827
Written options outstanding, at value (Note 3)                            -               -       3,650,815               -
                                                            ---------------   -------------   -------------   -------------
   TOTAL LIABILITIES                                             41,584,664      26,659,981       3,830,459      68,733,084
                                                            ---------------   -------------   -------------   -------------
NET ASSETS                                                  $   561,361,928   $ 108,469,834   $ 199,294,363   $ 300,278,895
                                                            ===============   =============   =============   =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                                -   $     753,862               -               -
Accumulated undistributed net realized gain (loss) on
   investments, options, foreign currency
   and forward foreign currency contracts                  ($ 1,061,948,386)    (10,338,975)  $  11,118,052  ($  19,998,552)
Unrealized appreciation (depreciation) on:
   Investments ++                                                58,098,054      16,976,187      28,748,638      34,980,318
   Written options contracts                                              -               -        (621,532)              -
   Foreign currency and forward foreign currency contracts            1,185         167,991             108               -
Capital shares at par value of $.01                                 486,815         114,244         129,334         182,465
Additional paid-in capital                                    1,564,724,260     100,796,525     159,919,763     285,114,664
                                                            ---------------   -------------   -------------   -------------
NET ASSETS                                                  $   561,361,928   $ 108,469,834   $ 199,294,363   $ 300,278,895
                                                            ===============   =============   =============   =============
Investments in securities, including repurchase
   agreements and securities on loan, at identified cost    $   543,415,677   $ 113,672,970   $ 174,297,733   $ 333,899,143
                                                            ---------------   -------------   -------------   -------------
Foreign currency, at identified cost                        $             4   $   3,993,113               -               -
                                                            ===============   =============   =============   =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                         $   489,984,981   $  80,179,653   $ 121,464,401   $ 285,519,265
                                                            ===============   =============   =============   =============
Shares Outstanding                                               42,481,836       8,436,938       7,868,773      17,346,720
                                                            ---------------   -------------   -------------   -------------
Net asset value, offering and redemption price per share    $         11.53   $        9.50   $       15.44   $       16.46
                                                            ===============   =============   =============   =============

SERIES II SHARES:
Net Assets at value                                         $    70,860,341   $  28,224,109   $  77,668,511   $  14,578,627
                                                            ===============   =============   =============   =============
Shares Outstanding                                                6,154,885       2,980,436       5,054,127         888,763
                                                            ---------------   -------------   -------------   -------------
Net asset value, offering and redemption price per share    $         11.51   $        9.47   $       15.37   $       16.40
                                                            ===============   =============   =============   =============

SERIES III SHARES:
Net Assets at value                                         $       516,606   $      66,072   $     161,451   $     181,003
                                                            ===============   =============   =============   =============
Shares Outstanding                                                   44,791           6,978          10,460          10,999
                                                            ---------------   -------------   -------------   -------------
Net asset value, offering and redemption price per share    $         11.53   $        9.47   $       15.44   $       16.46
                                                            ===============   =============   =============   =============

++ Net of deferred foreign taxes of $205,517 for Pacific Rim Trust

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                             AGGRESSIVE       EMERGING      SMALL COMPANY     SMALL
                                                               GROWTH       SMALL COMPANY       BLEND        COMPANY
                                                                TRUST           TRUST           TRUST         TRUST
                                                            -------------   -------------   -------------   -----------
ASSETS
Investments in securities, at value                         $ 423,437,364   $ 503,978,173   $ 207,908,409   $56,143,902
   Securities on loan, at value (Note 2)                       77,466,648      97,159,334      51,690,787    10,769,861
   Repurchase agreements, at value                             23,821,000      11,284,000       1,582,000     1,908,000
                                                            -------------   -------------   -------------   -----------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                     524,725,012     612,421,507     261,181,196    68,821,763
Cash                                                              128,432         128,504             998           931
Receivables:
   Investments sold                                             3,306,222       2,148,010       3,696,036        39,932
   Fund shares sold                                               338,184           1,514               -       209,012
   Dividends and interest                                         118,606         109,802         272,026        25,651
Other assets                                                        1,966           4,475           1,411           218
                                                            -------------   -------------   -------------   -----------
   TOTAL ASSETS                                               528,618,422     614,813,812     265,151,667    69,097,507
                                                            -------------   -------------   -------------   -----------
LIABILITIES
Payables:
   Investments purchased                                        1,889,362       2,366,222          45,440     1,595,237
   Fund shares redeemed                                           596,774         287,616          49,385             -
   Dividend and interest withholding tax                               69             294             479            83
   Accrued fund administration expense                              3,600           4,943           2,112           386
   Other payables and accrued expenses                             55,981          58,053          35,143        31,628
   Collateral for securities lending                           79,354,347      99,529,007      53,130,219    11,056,182
Written options outstanding, at value ( Note 3)                   209,780               -               -             -
                                                            -------------   -------------   -------------   -----------
   TOTAL LIABILITIES                                           82,109,913     102,246,135      53,262,778    12,683,516
                                                            -------------   -------------   -------------   -----------
NET ASSETS                                                  $ 446,508,509   $ 512,567,677   $ 211,888,889   $56,413,991
                                                            =============   =============   =============   ===========
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                              -               -               -             -
Accumulated undistributed net realized gain (loss) on
   investments, options, foreign currency
   and forward foreign currency contracts                  ($ 118,024,421) ($  35,865,100) ($  34,234,643)    1,795,828
Unrealized appreciation (depreciation) on:
   Investments                                                 59,909,905      86,524,392      24,901,479     7,567,455
   Written options contracts                                      (30,058)              -               -             -
Capital shares at par value of $.01                               307,963         178,465         173,599        37,080
Additional paid-in capital                                    504,345,120     461,729,920     221,048,454    47,013,628
                                                            -------------   -------------   -------------   -----------
NET ASSETS                                                  $ 446,508,509   $ 512,567,677   $ 211,888,889   $56,413,991
                                                            =============   =============   =============   ===========
Investments in securities, including repurchase agreements
   and securities on loan, at identified cost               $ 464,815,107   $ 525,897,115   $ 236,279,717   $61,254,308
                                                            =============   =============   =============   ===========
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                         $ 312,907,406   $ 392,677,047   $ 137,607,801   $24,288,743
                                                            =============   =============   =============   ===========
Shares Outstanding                                             21,565,732      13,659,089      11,260,011     1,595,377
                                                            -------------   -------------   -------------   -----------
Net asset value, offering and redemption price per share    $       14.51   $       28.75   $       12.22   $     15.22
                                                            =============   =============   =============   ===========
SERIES II SHARES:
Net Assets at value                                         $ 133,344,174   $ 119,713,471   $  74,281,088   $32,062,077
                                                            =============   =============   =============   ===========
Shares Outstanding                                              9,212,905       4,181,222       6,099,845     2,108,425
                                                            -------------   -------------   -------------   -----------
Net asset value, offering and redemption price per share    $       14.47   $       28.63   $       12.18   $     15.21
                                                            =============   =============   =============   ===========
SERIES III SHARES:
Net Assets at value                                         $     256,929   $     177,159               -   $    63,171
                                                            =============   =============   =============   ===========
Shares Outstanding                                                 17,707           6,162               -         4,155
                                                            -------------   -------------   -------------   -----------
Net asset value, offering and redemption price per share    $       14.51   $       28.75               -   $     15.20
                                                            =============   =============   =============   ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                               DYNAMIC         MID CAP        NATURAL       ALL CAP
                                                               GROWTH           STOCK        RESOURCES       GROWTH
                                                                TRUST           TRUST          TRUST         TRUST
                                                            -------------   -------------   ------------  ------------
ASSETS
Investments in securities, at value                          $168,262,862   $ 557,416,147   $529,834,840  $615,507,868
   Securities on loan, at value (Note 2)                       21,128,912     112,735,834    115,328,010    28,027,293
   Repurchase agreements, at value                              2,139,000      22,557,000     18,210,000    10,899,000
                                                             ------------   -------------   ------------  ------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                     191,530,774     692,708,981    663,372,850   654,434,161
Cash                                                                  855           1,031            804           130
Foreign currency                                                        -               -         73,495             -
Receivables:
   Investments sold                                               273,319         593,734              -             -
   Fund shares sold                                                17,410         117,064          2,102       188,202
   Dividends and interest                                          49,485         386,890        688,281       366,963
   Foreign tax withholding reclaims                                     -               -         57,071             -
Other assets                                                        1,134           3,978          2,914         4,004
                                                             ------------   -------------   ------------  ------------
   TOTAL ASSETS                                               191,872,977     693,811,678    664,197,517   654,993,460
                                                             ------------   -------------   ------------  ------------
LIABILITIES
Payables:
   Investments purchased                                                -       1,630,918              -             -
   Fund shares redeemed                                           427,261         202,755      1,861,767       272,482
   Dividend and interest withholding tax                                -             546         87,107             -
   Accrued fund administration expense                              1,722           4,592          3,282         6,061
   Other payables and accrued expenses                             28,333          57,103         53,711        69,789
   Collateral for securities lending                           21,617,183     115,550,751    118,016,582    28,688,155
                                                             ------------   -------------   ------------  ------------
   TOTAL LIABILITIES                                           22,074,499     117,446,665    120,022,449    29,036,487
                                                             ------------   -------------   ------------  ------------
NET ASSETS                                                   $169,798,478   $ 576,365,013   $544,175,068  $625,956,973
                                                             ============   =============   ============  ============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                              -  ($       1,530)  $  1,837,503             -
Accumulated undistributed net realized gain (loss) on
   investments, options, foreign currency
   and forward foreign currency contracts                   ($170,828,885)     21,339,493     14,465,111 ($256,449,318)
Unrealized appreciation (depreciation) on:
   Investments                                                 37,751,219     103,554,275    120,700,356    99,643,916
   Foreign currency and forward foreign currency contracts              -             564            381             -
Capital shares at par value of $.01                               350,811         408,735        248,260       408,327
Additional paid-in capital                                    302,525,333     451,063,476    406,923,457   782,354,048
                                                             ------------   -------------   ------------  ------------
NET ASSETS                                                   $169,798,478   $ 576,365,013   $544,175,068  $625,956,973
                                                             ============   =============   ============  ============
Investments in securities, including repurchase agreements
   and securities on loan, at identified cost                $153,779,555   $ 589,154,706   $542,672,494  $554,790,245
                                                             ------------   -------------   ------------  ------------
Foreign currency, at identified cost                                    -               -   $     73,318             -
                                                             ============   =============   ============  ============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                          $129,444,814   $ 349,167,479   $225,649,910  $475,140,478
                                                             ============   =============   ============  ============
Shares Outstanding                                             26,718,822      24,716,555     10,273,343    30,962,666
                                                             ------------   -------------   ------------  ------------
Net asset value, offering and redemption price per share     $       4.84   $       14.13   $      21.96  $      15.35
                                                             ============   =============   ============  ============
SERIES II SHARES:
Net Assets at value                                          $ 40,353,664   $ 225,960,180   $317,614,241  $150,499,345
                                                             ============   =============   ============  ============
Shares Outstanding                                              8,362,321      16,069,315     14,511,109     9,849,367
                                                             ------------   -------------   ------------  ------------
Net asset value, offering and redemption price per share     $       4.83   $       14.06   $      21.89  $      15.28
                                                             ============   =============   ============  ============
SERIES III SHARES+:
Net Assets at value                                                     -   $   1,237,354   $    910,917  $    317,150
                                                             ============   =============   ============  ============
Shares Outstanding                                                      -          87,600         41,593        20,667
                                                             ------------   -------------   ------------  ------------
Net asset value, offering and redemption price per share                -   $       14.13   $      21.90  $      15.35
                                                             ============   =============   ============  ============

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES-DECEMBER 31, 2004

                                                               STRATEGIC        FINANCIAL     INTERNATIONAL
                                                             OPPORTUNITIES       SERVICES         STOCK         OVERSEAS
                                                                 TRUST            TRUST           TRUST           TRUST
                                                            ---------------   -------------   -------------   -------------
ASSETS
Investments in securities, at value                         $   505,796,185   $  96,887,064   $ 618,003,164   $ 779,649,227
   Securities on loan, at value (Note 2)                         64,790,626      10,818,847     147,344,920     171,711,163
   Repurchase agreements, at value                               17,842,000               -       4,677,000      21,121,000
                                                            ---------------   -------------   -------------   -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                       588,428,811     107,705,911     770,025,084     972,481,390
Cash                                                                    556             310              72             519
Foreign currency                                                      8,533               -       4,140,660       8,992,863
Receivables:
   Investments sold                                               1,014,494               -               -               -
   Fund shares sold                                                       -          21,390         654,195         596,402
   Dividends and interest                                           445,752         143,604         972,074       1,003,032
   Foreign tax withholding reclaims                                   6,340          29,658          20,914          33,126
Other assets                                                          3,560           1,862           2,727           2,676
                                                            ---------------   -------------   -------------   -------------
   TOTAL ASSETS                                                 589,908,046     107,902,735     775,815,726     983,110,008
                                                            ---------------   -------------   -------------   -------------
LIABILITIES
Payables:
   Investments purchased                                            401,800               -               -         926,437
   Fund shares redeemed                                             344,498           7,451         307,056         494,482
   Dividend, interest and capital gains withholding tax             288,581               -         106,225         154,628
   Accrued fund administration expense                                5,474             965           4,692           5,946
   Other payables and accrued expenses                               70,360          21,491         110,274         141,112
   Collateral for securities lending                             66,440,950      11,042,424     154,768,871     179,319,024
                                                            ---------------   -------------   -------------   -------------
   TOTAL LIABILITIES                                             67,551,663      11,072,331     155,297,118     181,041,629
                                                            ---------------   -------------   -------------   -------------
NET ASSETS                                                  $   522,356,383   $  96,830,404   $ 620,518,608   $ 802,068,379
                                                            ===============   =============   =============   =============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                  $     2,043,594   $     274,529   $   6,457,248   $   2,153,618
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency
   and forward foreign currency contracts                      (611,545,576)     (3,170,343)    (96,567,844)   (126,895,071)
Unrealized appreciation (depreciation) on:
   Investments ++                                                69,564,325      22,496,817     125,751,113     109,238,803
   Foreign currency and forward foreign currency contracts               20           3,336          12,932         255,813
Capital shares at par value of $.01                                 477,773          69,315         559,284         753,689
Additional paid-in capital                                    1,061,816,247      77,156,750     584,305,875     816,561,527
                                                            ---------------   -------------   -------------   -------------
NET ASSETS                                                  $   522,356,383   $  96,830,404   $ 620,518,608   $ 802,068,379
                                                            ===============   =============   =============   =============
Investments in securities, including repurchase agreements
   and securities on loan, at identified cost               $   518,595,600   $  85,209,094   $ 644,273,971   $ 863,164,109
                                                            ---------------   -------------   -------------   -------------
Foreign currency, at identified cost                        $         8,513               -   $   4,139,702   $   7,822,246
                                                            ===============   =============   =============   =============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                         $   494,745,291   $  53,480,827   $ 366,475,240   $ 487,700,204
                                                            ===============   =============   =============   =============
Shares Outstanding                                               45,247,312       3,820,403      32,993,424      45,761,304
                                                            ---------------   -------------   -------------   -------------
Net asset value, offering and redemption price per share    $         10.93   $       14.00   $       11.11   $       10.66
                                                            ===============   =============   =============   =============
SERIES II SHARES:
Net Assets at value                                         $    27,611,092   $  43,213,000   $ 253,352,633   $ 313,524,542
                                                            ===============   =============   =============   =============
Shares Outstanding                                                2,529,988       3,101,295      22,872,614      29,528,165
                                                            ---------------   -------------   -------------   -------------
Net asset value, offering and redemption price per share    $         10.91   $       13.93   $       11.08   $       10.62
                                                            ===============   =============   =============   =============
SERIES III SHARES:
Net Assets at value                                                       -   $     136,577   $     690,735   $     843,633
                                                            ===============   =============   =============   =============
Shares Outstanding                                                        -           9,793          62,395          79,423
                                                            ---------------   -------------   -------------   -------------
Net asset value, offering and redemption price per share                  -   $       13.95   $       11.07   $       10.62
                                                            ===============   =============   =============   =============

++ Net of deferred foreign withholding taxes of $268,886 and $78,478 for Strategic Opportunities Trust and Overseas Trust, respectively.

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                         INTERNATIONAL     INTERNATIONAL    QUANTITATIVE      MID CAP
                                                           SMALL CAP           VALUE           MID CAP         CORE
                                                             TRUST             TRUST            TRUST          TRUST
                                                         -------------     --------------   -------------   -----------
ASSETS
Investments in securities, at value                      $ 461,264,143     $  812,183,484   $ 146,071,336   $63,112,087
   Securities on loan, at value (Note 2)                    69,957,660        200,264,481      19,529,995     2,857,415
   Repurchase agreements, at value                          35,312,000         28,490,000          94,000     7,901,000
                                                         -------------     --------------   -------------   -----------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                  566,533,803      1,040,937,965     165,695,331    73,870,502
Cash                                                            79,088                881             973            69
Foreign currency                                             4,019,927            437,862               -             -
Receivables:
   Investments sold                                            875,775             42,490       2,973,086        91,300
   Fund shares sold                                              2,654            703,994               -         4,563
   Dividends and interest                                      641,067          1,189,284          58,072        70,216
   Foreign tax withholding reclaims                             90,864             14,027               -             -
Other assets                                                     3,604              2,976             812           386
                                                         -------------     --------------   -------------   -----------
   TOTAL ASSETS                                            572,246,782      1,043,329,479     168,728,274    74,037,036
                                                         -------------     --------------   -------------   -----------
LIABILITIES
Payables:
   Investments purchased                                     1,330,068             70,277       3,262,573             -
   Fund shares redeemed                                        600,932             39,029       1,512,687        15,676
   Dividend and interest withholding tax                        83,832            149,153               -         1,366
   Accrued fund administration expense                           3,891              5,725           1,307           605
   Other payables and accrued expenses                         103,051            126,401          25,556        20,578
   Collateral for securities lending                        73,976,982        209,473,396      19,989,411     2,920,526
                                                         -------------     --------------   -------------   -----------
   TOTAL LIABILITIES                                        76,098,756        209,863,981      24,791,534     2,958,751
                                                         -------------     --------------   -------------   -----------
NET ASSETS                                               $ 496,148,026     $  833,465,498   $ 143,936,740   $71,078,285
                                                         =============     ==============   =============   ===========
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)               $   4,721,913     $    9,156,099               -   $     4,488
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency
   and forward foreign currency contracts                  (79,056,169)        10,004,565    ($15,800,270)    6,715,749
Unrealized appreciation (depreciation) on:
   Investments ++                                          116,189,583        154,798,403      24,597,001     7,400,882
   Foreign currency and forward foreign currency
    contracts                                                   76,191             13,676               -           (90)
Capital shares at par value of $.01                            281,680            564,222         111,463        41,020
Additional paid-in capital                                 453,934,828        658,928,533     135,028,546    56,916,236
                                                         -------------     --------------   -------------   -----------
NET ASSETS                                               $ 496,148,026     $  833,465,498   $ 143,936,740   $71,078,285
                                                         =============     ==============   =============   ===========
Investments in securities, including repurchase
   agreements and securities on loan,
   at identified cost                                    $ 450,335,922     $  886,139,562   $ 141,098,330   $66,469,620
                                                         -------------     --------------   -------------   -----------
Foreign currency, at identified cost                     $   3,954,145     $      436,917               -             -
                                                         =============     ==============   =============   ===========
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $ 308,654,385     $  462,132,915   $ 131,640,095   $21,227,949
                                                         =============     ==============   =============   ===========
Shares Outstanding                                          17,504,678         31,227,637      10,189,346     1,222,500
                                                         -------------     --------------   -------------   -----------
Net asset value, offering and redemption price per
  share                                                  $       17.63     $        14.80   $       12.92   $     17.36
                                                         =============     ==============   =============   ===========
SERIES II SHARES:
Net Assets at value                                      $ 187,016,807     $  370,725,607   $  12,296,645   $49,792,847
                                                         =============     ==============   =============   ===========
Shares Outstanding                                          10,636,238         25,153,374         956,910     2,876,213
                                                         -------------     --------------   -------------   -----------
Net asset value, offering and redemption price per
  share                                                  $       17.58     $        14.74   $       12.85   $     17.31
                                                         =============     ==============   =============   ===========
SERIES III SHARES:
Net Assets at value                                      $     476,834     $      606,976               -   $    57,489
                                                         =============     ==============   =============   ===========
Shares Outstanding                                              27,124             41,161               -         3,311
                                                         -------------     --------------   -------------   -----------
Net asset value, offering and redemption price per
  share                                                  $       17.58     $        14.75               -   $     17.36
                                                         =============     ==============   =============   ===========

++ Net of deferred foreign taxes of $8,298 for International Small Cap Trust

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                                                            U.S. GLOBAL
                                                                             STRATEGIC        CAPITAL         LEADERS
                                                            GLOBAL            GROWTH        APPRECIATION      GROWTH
                                                            TRUST              TRUST           TRUST           TRUST
                                                         -------------     --------------   -------------   -----------
ASSETS
Investments in securities, at value                      $ 377,534,232     $  389,499,985   $ 252,500,797   $ 9,302,323
   Securities on loan, at value (Note 2)                    70,245,915         21,692,226      11,989,991             -
   Repurchase agreements, at value                           7,160,000                  -               -       311,000
                                                         -------------     --------------   -------------   -----------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                  454,940,147        411,192,211     264,490,788     9,613,323
Cash                                                                 -              1,015             848           448
Foreign currency                                             4,478,658                  -               -             -
Receivables:
   Investments sold                                            322,664            273,391       1,188,263             -
   Fund shares sold                                             24,288            408,857         441,476           535
   Dividends and interest                                      550,695            211,409          84,660         5,074
   Foreign tax withholding reclaims                             39,289                  -          11,220             -
Other assets                                                     3,729              3,076           1,357            32
                                                         -------------     --------------   -------------   -----------
   TOTAL ASSETS                                            460,359,470        412,089,959     266,218,612     9,619,412
                                                         -------------     --------------   -------------   -----------
LIABILITIES
Payables:
   Investments purchased                                        68,122          1,670,127               -             -
   Fund shares redeemed                                        229,169            187,755               -         7,402
   Dividend and interest withholding tax                        55,414              3,548               -             -
   Due to custodian                                             79,260                  -               -             -
   Accrued fund administration expense                           3,851              3,064           2,110            59
   Other payables and accrued expenses                          77,568             46,817          35,116        13,873
   Collateral for securities lending                        73,545,027         22,263,288      12,272,508             -
                                                         -------------     --------------   -------------   -----------
   TOTAL LIABILITIES                                        74,058,411         24,174,599      12,309,734        21,334
                                                         -------------     --------------   -------------   -----------
NET ASSETS                                               $ 386,301,059     $  387,915,360   $ 253,908,878   $ 9,598,078
                                                         =============     ==============   =============   ===========
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)               $   4,709,346     $      650,722   $     198,001   $         2
Accumulated undistributed net realized gain
(loss) on investments, foreign currency
   and forward foreign currency contracts                  (78,339,382)        (3,284,752)     (8,289,465)      (69,631)
Unrealized appreciation (depreciation) on:
   Investments                                              50,457,893         35,831,181      39,734,579       546,092
   Foreign currency and forward foreign currency
   contracts                                                    69,736                  -               -             -
Capital shares at par value of $.01                            261,320            362,675         289,308         7,291
Additional paid-in capital                                 409,142,146        354,355,534     221,976,455     9,114,324
                                                         -------------     --------------   -------------   -----------
NET ASSETS                                               $ 386,301,059     $  387,915,360   $ 253,908,878   $ 9,598,078
                                                         =============     ==============   =============   ===========
Investments in securities, including repurchase
   agreements and securities on loan,
   at identified cost                                    $ 404,482,254     $  375,361,030   $ 224,756,209   $ 9,067,231
                                                         -------------     --------------   -------------   -----------
Foreign currency, at identified cost                     $   4,411,611                  -               -             -
                                                         =============     ==============   =============   ===========
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $ 358,152,439     $  209,669,034   $ 128,625,817   $ 2,940,188
                                                         =============     ==============   =============   ===========
Shares Outstanding                                          24,220,402         19,567,454      14,625,768       223,244
                                                         -------------     --------------   -------------   -----------
Net asset value, offering and redemption price
  per share                                              $       14.79     $        10.72   $        8.79   $     13.17
                                                         =============     ==============   =============   ===========
SERIES II SHARES:
Net Assets at value                                      $  27,980,356     $  177,821,173   $ 125,064,282   $ 6,657,890
                                                         =============     ==============   =============   ===========
Shares Outstanding                                           1,900,182         16,660,396      14,280,190       505,876
                                                         -------------     --------------   -------------   -----------
Net asset value, offering and redemption price
  per share                                              $       14.73     $        10.67   $        8.76   $     13.16
                                                         =============     ==============   =============   ===========
SERIES III SHARES:
Net Assets at value                                      $     168,264     $      425,153   $     218,779             -
                                                         =============     ==============   =============   ===========
Shares Outstanding                                              11,412             39,678          24,879             -
                                                         -------------     --------------   -------------   -----------
Net asset value, offering and redemption price
  per share                                              $       14.74     $        10.72   $        8.79             -
                                                         =============     ==============   =============   ===========

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                         QUANTITATIVE            ALL          LARGE CAP       BLUE CHIP
                                                           ALL CAP            CAP CORE         GROWTH          GROWTH
                                                            TRUST               TRUST           TRUST           TRUST
                                                         -------------     --------------   -------------   --------------
ASSETS
Investments in securities, at value                      $ 337,907,222     $  253,137,478   $ 477,610,380   $1,786,704,316
   Securities on loan, at value (Note 2)                    30,585,537         15,369,838      28,867,576       45,830,462
   Repurchase agreements, at value                              94,000         17,759,000       7,417,000        2,317,000
                                                         -------------     --------------   -------------   --------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
    accompanying portfolio of investments)                 368,586,759        286,266,316     513,894,956    1,834,851,778
Cash                                                                 -                554             833            1,131
Foreign currency                                                     -                  -               5                -
Receivables:
   Investments sold                                          5,369,495                  -       1,986,560        2,984,414
   Fund shares sold                                              1,979                  -           9,966          351,604
   Variation margin for open futures contracts                       -              8,775               -                -
   Dividends and interest                                      387,696            265,969         398,176        1,698,221
   Foreign tax withholding reclaims                                  -                  -             339                -
Other assets                                                     1,334              1,775           3,243           11,133
                                                         -------------     --------------   -------------   --------------
   TOTAL ASSETS                                            374,347,263        286,543,389     516,294,078    1,839,898,281
                                                         -------------     --------------   -------------   --------------
LIABILITIES
Payables:
   Investments purchased                                     5,321,450                  -       3,592,904       10,506,111
   Fund shares redeemed                                      4,752,574            710,147         240,543          756,824
   Dividend and interest withholding tax                        14,155                  -             516           14,266
   Due to custodian                                             13,036                  -               -                -
   Accrued fund administration expense                           1,931              2,753           5,031           16,003
   Other payables and accrued expenses                          33,236             38,676          57,058          157,456
   Collateral for securities lending                        31,341,436         15,729,157      29,708,603       46,964,142
                                                         -------------     --------------   -------------   --------------
   TOTAL LIABILITIES                                        41,477,818         16,480,733      33,604,655       58,414,802
                                                         -------------     --------------   -------------   --------------
NET ASSETS                                               $ 332,869,445     $  270,062,656   $ 482,689,423   $1,781,483,479
                                                         =============     ==============   =============   ==============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                           -     $    1,935,551   $   3,135,240       $8,178,922
Accumulated undistributed net realized gain
 (loss) on investments, futures, foreign currency
   and forward foreign currency contracts                $   6,354,795       (287,297,919)   (217,345,767)    (173,160,808)
Unrealized appreciation (depreciation) on:
   Investments                                              24,915,952         22,542,960      68,831,923      251,183,894
   Futures contracts                                                 -            641,677               -                -
   Foreign currency and forward foreign currency
   contracts                                                         -                  -             116              285
Capital shares at par value of $.01                            200,082            169,989         479,717        1,058,231
Additional paid-in capital                                 301,398,616        532,070,398     627,588,194    1,694,222,955
                                                         -------------     --------------   -------------   --------------
NET ASSETS                                               $ 332,869,445     $  270,062,656   $ 482,689,423   $1,781,483,479
                                                         =============     ==============   =============   ==============
Investments in securities, including repurchase
   agreements and securities on loan, at
   identified cost                                       $ 343,670,807     $  263,723,356   $ 445,063,033   $1,583,667,884
                                                         -------------     --------------   -------------   --------------
Foreign currency, at identified cost                                 -                  -   $           5                -
                                                         =============     ==============   =============   ==============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $ 327,273,859     $  257,072,025   $ 382,979,177   $1,309,286,225
                                                         =============     ==============   =============   ==============
Shares Outstanding                                          19,671,728         16,178,548      38,030,331       77,675,274
                                                         -------------     --------------   -------------   --------------
Net asset value, offering and redemption price
  per share                                              $       16.64     $        15.89   $       10.07   $        16.86
                                                         =============     ==============   =============   ==============
SERIES II SHARES:
Net Assets at value                                      $   4,642,640     $   12,990,631   $  99,710,246   $  471,069,122
                                                         =============     ==============   =============   ==============
Shares Outstanding                                             279,228            820,377       9,941,341       28,080,648
                                                         -------------     --------------   -------------   --------------
Net asset value, offering and redemption price
  per share                                              $       16.63     $        15.83   $       10.03   $        16.78
                                                         =============     ==============   =============   ==============
SERIES III SHARES +:
Net Assets at value                                      $     952,946                  -               -   $    1,128,132
                                                         =============     ==============   =============   ==============
Shares Outstanding                                              57,263                  -               -           67,163
                                                         -------------     --------------   -------------   --------------
Net asset value, offering and redemption price
  per share                                              $       16.64                  -               -   $        16.80
                                                         =============     ==============   =============   ==============

+ Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on December 31 , 2004.

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                       U.S.             CORE           STRATEGIC        LARGE CAP
                                                                    LARGE CAP          EQUITY            VALUE            VALUE
                                                                      TRUST             TRUST            TRUST            TRUST
                                                                  -------------     -------------     ------------    -------------
ASSETS
Investments in securities, at value                               $ 846,666,086     $ 429,197,494     $158,289,229    $ 170,009,106
   Securities on loan, at value (Note 2)                             44,729,260                 -        8,579,240       14,927,999
   Repurchase agreements, at value                                   33,437,000         1,648,000                -        2,848,000
                                                                  -------------     -------------     ------------    -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                        924,832,346       430,845,494      166,868,469      187,785,105
Cash                                                                        993               270              178              365
Receivables:
   Investments sold                                                           -           942,787           77,877                -
   Fund shares sold                                                     281,006           463,357          107,105          172,547
   Dividends and interest                                               667,271           158,454          240,425          307,265
   Foreign tax withholding reclaims                                       2,227                 -                -                -
Other assets                                                              4,733             1,621            1,023              149
                                                                  -------------     -------------     ------------    -------------
   TOTAL ASSETS                                                     925,788,576       432,411,983      167,295,077      188,265,431
                                                                  -------------     -------------     ------------    -------------
LIABILITIES
Payables:
   Investments purchased                                              2,392,822           164,579          181,075                -
   Fund shares redeemed                                                 333,868                 -            5,958           34,284
   Dividend and interest withholding tax                                      -                 -            4,904                -
   Accrued fund administration expense                                    6,410             3,015            1,457              771
   Other payables and accrued expenses                                  100,713            42,837           28,410           21,455
   Collateral for securities lending                                 43,683,370                 -        8,953,643       15,357,796
                                                                  -------------     -------------     ------------    -------------
   TOTAL LIABILITIES                                                 46,517,183           210,431        9,175,447       15,414,306
                                                                  -------------     -------------     ------------    -------------
NET ASSETS                                                        $ 879,271,393     $ 432,201,552     $158,119,630    $ 172,851,125
                                                                  =============     =============     ============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        $   3,587,499                 -     $  1,338,535    $          50
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency
   and forward foreign currency contracts                           (46,287,319)    ($    386,404)      13,186,709         (840,666)
Unrealized appreciation (depreciation) on:
   Investments                                                      130,650,221        54,320,278       19,190,941       23,316,687
Capital shares at par value of $.01                                     629,077           303,959          134,344           92,147
Additional paid-in capital                                          790,691,915       377,963,719      124,269,101      150,282,907
                                                                  -------------     -------------     ------------    -------------
NET ASSETS                                                        $ 879,271,393     $ 432,201,552     $158,119,630    $ 172,851,125
                                                                  =============     =============     ============    =============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                         $ 794,182,125     $ 376,525,216     $147,677,528    $ 164,468,418
                                                                  =============     =============     ============    =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $ 639,099,101     $ 194,285,540     $ 86,592,296    $  71,159,163
                                                                  =============     =============     ============    =============
Shares Outstanding                                                   45,658,283        13,654,331        7,342,901        3,787,787
                                                                  -------------     -------------     ------------    -------------
Net asset value, offering and redemption price per share          $       14.00     $       14.23     $      11.79    $       18.79
                                                                  =============     =============     ============    =============

SERIES II SHARES:
Net Assets at value                                               $ 239,922,104     $ 237,309,067     $ 71,406,554    $ 101,505,087
                                                                  =============     =============     ============    =============
Shares Outstanding                                                   17,231,489        16,698,853        6,081,276        5,417,007
                                                                  -------------     -------------     ------------    -------------
Net asset value, offering and redemption price per share          $       13.92     $       14.21     $      11.74    $       18.74
                                                                  =============     =============     ============    =============

SERIES III SHARES:
Net Assets at value                                               $     250,188     $     606,945     $    120,780    $     186,875
                                                                  =============     =============     ============    =============
Shares Outstanding                                                       17,941            42,745           10,271            9,944
                                                                  -------------     -------------     ------------    -------------
Net asset value, offering and redemption price per share          $       13.95     $       14.20     $      11.76    $       18.79
                                                                  =============     =============     ============    =============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                       CLASSIC                         REAL ESTATE       SMALL CAP
                                                        VALUE         UTILITIES        SECURITIES       OPPORTUNITIES
                                                        TRUST           TRUST             TRUST            TRUST
                                                     -----------    -------------     --------------    ------------
ASSETS
Investments in securities, at value                  $13,606,879    $  98,200,824     $  968,060,667    $212,270,416
   Securities on loan, at value (Note 2)                  86,680        3,466,372         57,131,568      37,582,050
   Repurchase agreements, at value                     1,024,000                -         22,552,000      10,063,000
                                                     -----------    -------------     --------------    ------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)             14,717,559      101,667,196      1,047,744,235     259,915,466
Cash                                                         201              996                201          10,501
Foreign currency                                               -              857                  -               -
Receivables:
   Forward foreign currency contracts (Note 8)                 -            5,308                  -               -
   Investments sold                                       58,902        1,787,422          7,828,439               -
   Fund shares sold                                        1,008           19,740            782,505         223,111
   Dividends and interest                                 19,751          341,813          4,296,461         439,668
   Foreign tax withholding reclaims                            -                -             11,930               -
Other assets                                                  33            1,623              5,634             489
                                                     -----------    -------------     --------------    ------------
   TOTAL ASSETS                                       14,797,454      103,824,955      1,060,669,405     260,589,235
                                                     -----------    -------------     --------------    ------------
LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)                 -          340,689                  -               -
   Investments purchased                                 286,249        1,330,295         13,709,007          92,511
   Fund shares redeemed                                   50,260          168,566            118,191          49,503
   Dividend and interest withholding tax                       -           12,174                  -           1,820
   Accrued fund administration expense                        75              646              7,279           1,190
   Other payables and accrued expenses                    13,979           28,549             79,910          25,270
   Collateral for securities lending                      88,550        3,550,833         58,539,637      38,484,016
                                                     -----------    -------------     --------------    ------------
   TOTAL LIABILITIES                                     439,113        5,431,752         72,454,024      38,654,310
                                                     -----------    -------------     --------------    ------------
NET ASSETS                                           $14,358,341    $  98,393,203     $  988,215,381    $221,934,925
                                                     ===========    =============     ==============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)           $         7    $     793,724     $   19,421,630    $  1,052,498
Accumulated undistributed net realized gain
  (loss) on investments, foreign currency
  and forward foreign currency contracts                  12,184        6,347,838        132,205,498       4,922,911
Unrealized appreciation (depreciation) on:
     Investments                                       1,181,981       15,116,765        200,254,820      45,980,563
   Foreign currency and forward foreign currency
     contracts                                                 -         (334,892)                 -             220
Capital shares at par value of $.01                       10,379           81,589            369,280         102,841
Additional paid-in capital                            13,153,790       76,388,179        635,964,153     169,875,892
                                                     -----------    -------------     --------------    ------------
NET ASSETS                                           $14,358,341    $  98,393,203     $  988,215,381    $221,934,925
                                                     ===========    =============     ==============    ============
Investments in securities, including repurchase
  agreements and securities on loan, at identified
  cost                                               $13,535,578    $  86,550,431     $  847,489,415    $213,934,903
                                                     -----------    -------------     --------------    ------------

Foreign currency, at identified cost                           -    $         851                  -               -
                                                     ===========    =============     ==============    ============
NET ASSET VALUES:

SERIES I SHARES:

Net Assets at value                                  $ 3,255,591    $  60,487,303     $  612,469,078    $ 95,031,814
                                                     ===========    =============     ==============    ============
Shares Outstanding                                       235,227        5,005,852         22,848,380       4,396,151
                                                     -----------    -------------     --------------    ------------
Net asset value, offering and redemption price
  per share                                          $     13.84    $       12.08     $        26.81    $      21.62
                                                     ===========    =============     ==============    ============
SERIES II SHARES:

Net Assets at value                                  $11,102,750    $  37,803,722     $  373,877,743    $126,626,980
                                                     ===========    =============     ==============    ============
Shares Outstanding                                       802,630        3,144,537         14,009,663       5,875,093
                                                     -----------    -------------     --------------    ------------
Net asset value, offering and redemption price
  per share                                          $     13.83    $       12.02     $        26.69    $      21.55
                                                     ===========    =============     ==============    ============

SERIES III SHARES +:

Net Assets at value                                            -    $     102,178     $    1,868,560    $    276,131
                                                     ===========    =============     ==============    ============
Shares Outstanding                                             -            8,493             69,945          12,811
                                                     -----------    -------------     --------------    ------------
Net asset value, offering and redemption price
  per share                                                    -    $       12.03     $        26.71    $      21.55
                                                     ===========    =============     ==============    ============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                   SMALL COMPANY      SPECIAL        MID CAP
                                                       VALUE           VALUE          VALUE           VALUE
                                                       TRUST           TRUST          TRUST           TRUST
                                                   -------------    -----------    ------------    ------------
ASSETS
Investments in securities, at value                 $799,847,075    $29,878,790    $673,966,558    $354,174,519
   Securities on loan, at value (Note 2)             104,089,592      3,227,265     123,125,457               -
   Repurchase agreements, at value                     2,724,000      4,424,000      25,189,000               -
                                                    ------------    -----------    ------------    ------------
  TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
  accompanying portfolio of investments)             906,660,667     37,530,055     822,281,015     354,174,519
Cash                                                         330            569           1,246             611
Receivables:
   Investments sold                                       71,836              -               -         525,989
   Fund shares sold                                      143,324         26,756         501,337          98,743
   Dividends and interest                              1,345,352         23,385         594,115         602,174
Other assets                                               3,723          1,383           4,471           1,971
                                                    ------------    -----------    ------------    ------------
   TOTAL ASSETS                                      908,225,232     37,582,148     823,382,184     355,404,007
                                                    ------------    -----------    ------------    ------------
LIABILITIES
Payables:
   Investments purchased                               1,072,754              -       1,252,605               -
   Fund shares redeemed                                  320,031              -              15         167,530
   Accrued fund administration expense                     6,340            244           5,401           3,232
   Other payables and accrued expenses                    71,795         16,510          63,178          41,995
   Collateral for securities lending                 106,597,367      3,306,449     126,141,614               -
                                                    ------------    -----------    ------------    ------------
   TOTAL LIABILITIES                                 108,068,287      3,323,203     127,462,813         212,757
                                                    ------------    -----------    ------------    ------------
NET ASSETS                                          $800,156,945    $34,258,945    $695,919,371    $355,191,250
                                                    ============    ===========    ============    ============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)          $  1,959,924    $     3,115    $  2,922,797    $  1,787,107
Accumulated undistributed net realized gain
  (loss) on investments                               11,157,154        210,002      23,438,113      (14,284,32)
Unrealized appreciation (depreciation) on:
   Investments                                       227,646,598      7,251,007     163,440,646      62,362,012
Capital shares at par value of $.01                      378,335         18,371         384,135         181,613
Additional paid-in capital                           559,014,934     26,776,450     505,733,680     305,144,870
                                                    ------------    -----------    ------------    ------------
NET ASSETS                                          $800,156,945    $34,258,945    $695,919,371    $355,191,250
                                                    ============    ===========    ============    ============
Investments in securities, including repurchase
agreements and
   securities on loan, at identified cost           $679,014,069    $30,279,048    $658,840,369    $291,812,507
                                                    ============    ===========    ============    ============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                 $521,474,774    $17,156,654    $398,735,910    $306,569,123
                                                    ============    ===========    ============    ============
Shares Outstanding                                    24,623,703        918,509      21,975,371      15,667,804
                                                    ------------    -----------    ------------    ------------
Net asset value, offering and redemption price
  per share                                         $      21.18    $     18.68    $      18.14    $      19.57
                                                    ============    ===========    ============    ============
SERIES II SHARES:

Net Assets at value                                 $278,496,773    $16,704,147    $295,798,908    $ 48,622,127
                                                    ============    ===========    ============    ============
Shares Outstanding                                    13,201,025        897,287      16,361,554       2,493,500
                                                    ------------    -----------    ------------    ------------
Net asset value, offering and redemption price
  per share                                         $      21.10    $     18.62    $      18.08    $      19.50
                                                    ============    ===========    ============    ============
SERIES III SHARES:
Net Assets at value                                 $    185,398    $   398,144    $  1,384,553               -
                                                    ============    ===========    ============    ============
Shares Outstanding                                         8,787         21,317          76,559               -
                                                    ------------    -----------    ------------    ------------
Net asset value, offering and redemption price
  per share                                         $      21.10    $     18.68    $      18.08               -
                                                    ============    ===========    ============    ============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                      ALL CAP         FUNDAMENTAL       GROWTH &    GREAT COMPANIES-
                                                                       VALUE            VALUE           INCOME          AMERICA
                                                                       TRUST            TRUST            TRUST          TRUST
                                                                       -----            -----            -----          -----
ASSETS
Investments in securities, at value                                $  384,883,668   $  820,767,395  $1,473,496,217  $    2,188,936
      Securities on loan, at value (Note 2)                            19,257,030       63,749,338       7,591,850               -
      Repurchase agreements, at value                                  16,143,000                -       7,753,000         409,000
                                                                   --------------   --------------  --------------  --------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE
      (See accompanying portfolio of investments)                     420,283,698      884,516,733   1,488,841,067       2,597,936
Cash                                                                          489            9,213             698              85
Foreign currency                                                                -           38,973               -               -
Receivables:
      Investments sold                                                    269,898                -               -               -
      Fund shares sold                                                    100,352          936,800           1,489               -
      Dividends and interest                                              428,819        1,181,784       1,057,082           2,010
      Foreign tax withholding reclaims                                          -           11,149               -               -
Other assets                                                                3,064            5,203          11,843              19
                                                                   --------------   --------------  --------------  --------------
      TOTAL ASSETS                                                    421,086,320      886,699,855   1,489,912,179       2,600,050
                                                                   --------------   --------------  --------------  --------------

LIABILITIES
Payables:
      Investments purchased                                             4,748,336        4,913,029         673,459               -
      Fund shares redeemed                                                      -          249,791       1,571,257             309
      Dividend and interest withholding tax                                   161           40,038               -               -
      Accrued fund administration expense                                   3,067            6,540          16,185              29
      Other payables and accrued expenses                                  43,966           75,470         155,264          12,174
      Collateral for securities lending                                19,785,330       65,187,713       7,800,800               -
                                                                   --------------   --------------  --------------  --------------
      TOTAL LIABILITIES                                                24,580,860       70,472,581      10,216,965          12,512
                                                                   --------------   --------------  --------------  --------------
NET ASSETS                                                         $  396,505,460   $  816,227,274  $1,479,695,214  $    2,587,538
                                                                   ==============   ==============  ==============  ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                         $    2,779,829   $    4,483,832  $   18,632,797               -
Accumulated undistributed net realized gain (loss) on
      investments, foreign currency
      and forward foreign currency contracts                           15,797,765       (8,656,073)     25,663,583  $        9,716
Unrealized appreciation (depreciation) on:
      Investments                                                      73,008,254      164,417,767     134,367,843         301,019
      Foreign currency and forward foreign currency contracts                   -              915               -               -
Capital shares at par value of $.01                                       273,244         578,608          641,667           1,816
Additional paid-in capital                                            304,646,368      655,402,225   1,300,389,324       2,274,987
                                                                   --------------   --------------  --------------  --------------
NET ASSETS                                                         $  396,505,460   $  816,227,274  $1,479,695,214  $    2,587,538
                                                                   ==============   ==============  ==============  ==============
Investments in securities, including repurchase agreements and
      securities on loan, at identified cost                       $  347,275,444   $  720,098,966  $1,354,473,224  $    2,296,917
                                                                   --------------   --------------  --------------  --------------
Foreign currency, at identified cost                                            -   $       39,060               -               -
                                                                   ==============   ==============  ==============  ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                $  203,782,138   $  429,328,049  $1,358,941,191               -
                                                                   ==============   ==============  ==============  ==============
Shares Outstanding                                                     14,011,123       30,372,428      58,907,923               -
                                                                   --------------   --------------  --------------  --------------
Net asset value, offering and redemption price per share           $        14.54   $        14.14  $        23.07               -
                                                                   ==============   ==============  ==============  ==============

SERIES II SHARES:
Net Assets at value                                                $  192,213,955   $  386,105,627  $  120,162,459  $    2,587,538
                                                                   ==============   ==============  ==============  ==============
Shares Outstanding                                                     13,278,137       27,432,087       5,233,000         181,638
                                                                   --------------   --------------  --------------  --------------
Net asset value, offering and redemption price per share           $        14.48   $        14.07  $        22.96  $        14.25
                                                                   ==============   ==============  ==============  ==============

SERIES III SHARES:
Net Assets at value                                                $      509,367   $      793,598  $      591,564               -
                                                                   ==============   ==============  ==============  ==============
Shares Outstanding                                                         35,136           56,324          25,740               -
                                                                   --------------   --------------  --------------  --------------
Net asset value, offering and redemption price per share           $        14.50   $        14.09  $        22.98               -
                                                                   ==============   ==============  ==============  ==============

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                  QUANTITATIVE       EQUITY-         INCOME &           GLOBAL
                                                                     VALUE           INCOME           VALUE           ALLOCATION
                                                                     TRUST           TRUST            TRUST             TRUST
                                                                     -----           -----            -----             -----
ASSETS
Investments in securities, at value                              $  228,654,366   $1,936,270,350   $  739,017,572    $  193,719,777
      Securities on loan, at value(Note 2)                           19,925,065      106,739,086       74,062,234         9,829,163
      Repurchase agreements, at value                                    94,000        1,791,000       29,458,000         9,207,000
                                                                 --------------   --------------   --------------    --------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE
     (See accompanying portfolio of investments)                    248,673,431    2,044,800,436      842,537,806       212,755,940
Cash                                                                        907            1,532          251,762               195
Foreign currency                                                              -                -           21,748           718,143
Receivables:
      Forward foreign currency contracts (Note 8)                             -                -           10,826           405,911
      Investments sold                                               28,481,357          998,591                -           451,551
      Fund shares sold                                                   90,645          366,565                -           252,137
      Dividends and interest                                            321,222        3,633,088        2,805,964           791,426
      Foreign tax withholding reclaims                                        -                -               45             8,344
Other assets                                                                288           12,010            4,483               564
                                                                 --------------   --------------   --------------    --------------
      TOTAL ASSETS                                                  277,567,850    2,049,812,222      845,632,634       215,384,211
                                                                 --------------   --------------   --------------    --------------
LIABILITIES
Payables:
      Forward foreign currency contracts (Note 8)                             -                -           11,199           110,640
      Investments purchased                                          29,941,632          661,587       14,872,742         2,142,126
      Fund shares redeemed                                            1,457,746        1,385,380          397,879                 -
      Dividend and interest withholding tax                                 469            3,571                5             7,226
      Accrued fund administration expense                                 1,728           17,083            6,314             1,265
      Other payables and accrued expenses                                30,542          168,484           91,294            42,378
      Collateral for securities lending                              20,411,486      109,499,931       75,421,822        10,229,008
                                                                 --------------   --------------   --------------    --------------
      TOTAL LIABILITIES                                              51,843,603      111,736,036       90,801,255        12,532,643
                                                                 --------------   --------------   --------------    --------------
NET ASSETS                                                       $  225,724,247   $1,938,076,186   $  754,831,379    $  202,851,568
                                                                 ==============   ==============   ==============    ==============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                       $    1,331,869   $   25,277,143   $   11,548,845    $    2,036,239
Accumulated undistributed net realized gain (loss) on
      investments, foreign currency
      and forward foreign currency contracts                         11,530,372       67,449,994      (24,092,312)      (21,200,033)
Unrealized appreciation (depreciation) on:
      Investments                                                    22,000,904      262,910,211       91,258,086        23,218,897
      Foreign currency and forward foreign currency contracts                 -            2,454           10,444           325,765
Capital shares at par value of $.01                                     153,877        1,138,768          687,194           187,881
Additional paid-in capital                                          190,707,225    1,581,297,616      675,419,122       198,282,819
                                                                 --------------   --------------   --------------    --------------
NET ASSETS                                                       $  225,724,247   $1,938,076,186   $  754,831,379    $  202,851,568
                                                                 ==============   ==============   ==============    ==============
Investments in securities, including repurchase agreements and
      securities on loan, at identified cost                     $  226,672,527   $1,781,890,225   $  751,279,720    $  189,537,043
                                                                 --------------   --------------   --------------    --------------
Investments in foreign currency, at identified cost                           -                -   $       21,630    $      709,409
                                                                 ==============   ==============   ==============    ==============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                              $  182,722,785   $1,363,883,691   $  628,544,067    $  109,732,248
                                                                 ==============   ==============   ==============    ==============
Shares Outstanding                                                   12,453,688       80,021,847       57,169,711        10,146,088
                                                                 --------------   --------------   --------------    --------------
Net asset value, offering and redemption price per share         $        14.67   $        17.04   $        10.99    $        10.82
                                                                 ==============   ==============   ==============    ==============
SERIES II SHARES:
Net Assets at value                                              $   42,903,536   $  572,923,057   $  126,287,312    $   92,998,650
                                                                 ==============   ==============   ==============    ==============
Shares Outstanding                                                    2,927,308       33,780,215       11,549,674         8,630,896
                                                                 --------------   --------------   --------------    --------------
Net asset value, offering and redemption price per share         $        14.66   $        16.96   $        10.93    $        10.78
                                                                 ==============   ==============   ==============    ==============

SERIES III SHARES:
Net Assets at value                                              $       97,926   $    1,269,438                -    $      120,670
                                                                 ==============   ==============   ==============    ==============
Shares Outstanding                                                        6,688           74,723                -            11,172
                                                                 --------------   --------------   --------------    --------------
Net asset value, offering and redemption price per share         $        14.64   $        16.99                -    $        10.80
                                                                 ==============   ==============   ==============    ==============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                 HIGH            STRATEGIC        STRATEGIC            GLOBAL
                                                                 YIELD             BOND             INCOME              BOND
                                                                 TRUST            TRUST             TRUST              TRUST
                                                                 -----            -----             -----              -----
ASSETS
Investments in securities, at value                          $ 1,350,980,622  $ 1,032,258,362    $   18,716,997    $   819,430,324
      Securities on loan, at value (Note 2)                      215,208,616      125,100,748           560,988                  -
      Repurchase agreements, at value                             72,708,000      121,972,000                 -          4,081,000
                                                             ---------------  ---------------   ---------------    ---------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE
      (See accompanying portfolio of investments)              1,638,897,238    1,279,331,110        19,277,985        823,511,324
Cash                                                               5,332,658                -                 -                741
Foreign currency                                                           -        2,105,651                 -          9,675,939
Receivables:
      Forward foreign currency contracts (Note 8)                          -        2,877,189            15,543          9,892,910
      Investments sold                                             9,298,653          233,137                 -         11,488,358
      Fund shares sold                                               786,256        1,137,895            75,949            877,821
      Variation margin for open futures contracts                          -                -                 -            920,952
      Dividends and interest                                      26,995,909       11,275,368           262,670         10,219,850
      Due from broker                                                      -                -         2,474,722                  -
      Due from Adviser                                                     -                -                 -            371,819
      Interest on swap agreement                                           -                -                 -            533,240
      Foreign tax withholding reclaims                                     -                -                 -              6,247
Other assets                                                           7,808            5,557                64              4,971
                                                             ---------------  ---------------   ---------------    ---------------
      TOTAL ASSETS                                             1,681,318,522    1,296,965,907        22,106,933        867,504,172
                                                             ---------------  ---------------   ---------------    ---------------
LIABILITIES
Payables:
      Forward foreign currency contracts (Note 8)                          -        4,063,789               681            299,046
      Investments purchased                                       12,523,813      216,892,111                 -         52,456,950
      Fund shares redeemed                                         1,619,470        1,220,201                 -            511,321
      Interest on swap agreement                                           -                -                 -          1,276,595
      Variation margin for open futures contracts                          -            3,750             2,391                  -
      Dividend and interest withholding tax                               17            1,503               648             38,496
      Due to custodian                                                     -          232,136         2,410,153                  -
      Accrued fund administration expense                             10,903            7,336               119              6,015
      Other payables and accrued expenses                            143,067          108,851            15,357            106,608
      Collateral for securities lending                          219,605,605      127,896,614           572,703                  -
Interest rate swap contracts (Note 3)                                      -                -                 -          4,791,114
Written options outstanding, at value                                      -                -                 -            683,444
                                                             ---------------  ---------------   ---------------    ---------------
      TOTAL LIABILITIES                                          233,902,875      350,426,291         3,002,052         60,169,589
                                                             ---------------  ---------------   ---------------    ---------------
NET ASSETS                                                   $ 1,447,415,647  $   946,539,616    $   19,104,881    $   807,334,583
                                                             ===============  ===============   ===============    ===============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                   $    84,297,351  $    30,762,427   ($       29,552)   $    31,342,517
Accumulated undistributed net realized gain (loss) on
      investments, futures, option, foreign currency
      and forward foreign currency contracts                     (96,434,359)      (8,346,274)          (98,752)         2,295,177
Unrealized appreciation (depreciation) on:
      Investments                                                 61,166,498       28,980,421         1,039,113         44,668,557
      Futures contracts                                                    -          786,634             1,230          2,715,918
      Written options contracts                                            -                -                 -            495,225
      Interest rate swaps                                                  -                -                 -         (4,791,114)
      Foreign currency and forward foreign
         currency contracts                                            9,436         (990,011)           21,567         10,322,506
Capital shares at par value of $.01                                1,380,753          787,589            14,249            497,113
Additional paid-in capital                                     1,396,995,968      894,558,830        18,157,026        719,788,684
                                                             ---------------  ---------------   ---------------    ---------------
NET ASSETS                                                   $ 1,447,415,647  $   946,539,616    $   19,104,881    $   807,334,583
                                                             ===============  ===============   ===============    ===============
Investments in securities, including repurchase
   agreements and securities on loan, at identified cost     $ 1,577,730,740  $ 1,250,350,689    $   18,238,872    $   778,842,767
                                                             ---------------  ---------------   ---------------    ---------------
Foreign currency, at identified cost                                       -  $     2,076,104                 -    $    10,013,460
                                                             ===============  ===============   ===============    ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                          $   754,811,981  $   538,505,218    $    5,986,292    $   437,622,564
                                                             ===============  ===============   ===============    ===============
Shares Outstanding                                                71,821,390       44,707,365           446,306         26,885,947
                                                             ---------------  ---------------   ---------------    ---------------
Net asset value, offering and redemption price per share     $         10.51  $         12.05    $        13.41    $         16.28
                                                             ===============  ===============   ===============    ===============
SERIES II SHARES:
Net Assets at value                                          $   690,724,414  $   406,765,394    $   13,118,589    $   368,405,083
                                                             ===============  ===============   ===============    ===============
Shares Outstanding                                                66,074,536       33,945,768           978,606         22,744,797
                                                             ---------------  ---------------   ---------------    ---------------
Net asset value, offering and redemption price per share     $         10.45  $         11.98    $        13.41    $         16.20
                                                             ===============  ===============   ===============    ===============
SERIES III SHARES:
Net Assets at value                                          $     1,879,252  $     1,269,004                 -    $     1,306,936
                                                             ===============  ===============   ===============    ===============
Shares Outstanding                                                   179,379          105,764                 -             80,582
                                                             ---------------  ---------------   ---------------    ---------------
Net asset value, offering and redemption price per share     $         10.48  $         12.00                 -    $         16.22
                                                             ===============  ===============   ===============    ===============

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                   DIVERSIFIED    INVESTMENT          TOTAL       REAL RETURN
                                                                       BOND      QUALITY BOND         RETURN          BOND
                                                                       TRUST         TRUST            TRUST           TRUST
                                                                   ------------  -------------  ---------------  --------------
ASSETS
Investments in securities, at value                                $555,503,109  $ 447,613,475  $ 1,619,458,215  $1,066,889,181
    Securities on loan, at value (Note 2)                               974,763     14,519,946        2,002,921               -
    Repurchase agreements, at value                                  80,959,000     19,143,000       70,972,000       2,571,000
                                                                   ------------  -------------  ---------------  --------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
    portfolio of investments)                                       637,436,872    481,276,421    1,692,433,136   1,069,460,181
Cash                                                                    438,554            852              331             723
Foreign currency                                                         47,484              -        2,250,014         430,804
Receivables:
    Forward foreign currency contracts (Note 8)                          20,946              -        1,411,844          55,811
    Investments sold                                                          -              -                -      30,722,450
    Fund shares sold                                                 12,220,098            436            4,485           2,453
    Variation margin for open futures contracts                               -              -        1,208,091          34,401
    Dividends and interest                                            5,742,899      6,280,435        5,477,219       1,789,511
    Due from broker                                                           -              -       24,397,932               -
    Interest on swap agreement                                                -              -          654,516               -
    Foreign tax withholding reclaims                                          5              -                -               -
Interest rate swap contracts                                                  -              -        1,087,544         766,904
Other assets                                                              2,310          4,347            9,402           3,373
                                                                   ------------  -------------  ---------------  --------------
    TOTAL ASSETS                                                    655,909,168    487,562,491    1,728,934,514   1,103,266,611
                                                                   ------------  -------------  ---------------  --------------

LIABILITIES
Payables:
    Forward foreign currency contracts (Note 8)                          33,476              -           92,763          59,703
    Investments purchased                                            57,067,217              -      197,017,828               -
    Delayed delivery securities                                               -              -                -     562,074,368
    Fund shares redeemed                                                227,853        312,656        1,520,901         737,778
    Interest on swap agreement                                                -              -          607,656               -
    Variation margin for open futures contracts                               -        103,531                -               -
    Dividend and interest withholding tax                                   699          2,721                -               -
    Accrued fund administration expense                                   4,034          4,918           13,813           3,857
    Other payables and accrued expenses                                  66,940         73,163          163,008          58,860
    Collateral for securities lending                                   994,110     14,822,283        2,042,213               -
Written options outstanding, at value (Note 3)                                -              -        2,127,302          32,906
                                                                   ------------  -------------  ---------------  --------------
    TOTAL LIABILITIES                                                58,394,329     15,319,272      203,585,484     562,967,472
                                                                   ------------  -------------  ---------------  --------------
NET ASSETS                                                         $597,514,839  $ 472,243,219  $ 1,525,349,030  $  540,299,139
                                                                   ============  =============  ===============  ==============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                         $ 16,434,113  $  25,797,119  $    35,685,304  $    3,152,452
Accumulated undistributed net realized gain (loss) on
    investments, futures, option, foreign currency
    and forward foreign currency contracts                            1,496,333    (21,390,167)      36,116,897      25,800,735
Unrealized appreciation (depreciation) on:
    Investments                                                       8,272,181     26,793,969       14,369,949       7,872,963
    Futures contracts                                                         -        141,237       (1,333,934)         91,396
    Written options contracts                                                 -              -         (555,434)         38,627
    Interest rate swaps                                                       -              -        1,087,544         766,904
    Foreign currency and forward foreign currency contracts              15,550              -        1,349,530              10
Capital shares at par value of $.01                                     554,406        380,846        1,078,200         386,794
Additional paid-in capital                                          570,742,256    440,520,215    1,437,550,974     502,189,258
                                                                   ------------  -------------  ---------------  --------------
NET ASSETS                                                         $597,514,839  $ 472,243,219  $ 1,525,349,030  $  540,299,139
                                                                   ============  =============  ===============  ==============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                         $629,164,691  $ 454,482,452  $ 1,678,063,187  $1,061,587,218
                                                                   ------------  -------------  ---------------  --------------
Foreign currency, at identified cost                               $     47,225              -  $     2,219,565  $      426,944
                                                                   ============  =============  ===============  ==============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                $259,910,544  $ 362,170,598  $   902,640,706  $  196,293,428
                                                                   ============  =============  ===============  ==============
Shares Outstanding                                                   24,054,791     29,183,002       63,697,378      14,024,907
                                                                   ------------  -------------  ---------------  --------------
Net asset value, offering and redemption price per share           $      10.80  $       12.41  $         14.17  $        14.00
                                                                   ============  =============  ===============  ==============
SERIES II SHARES:
Net Assets at value                                                $337,482,458  $ 109,741,766  $   619,822,658  $  343,306,346
                                                                   ============  =============  ===============  ==============
Shares Outstanding                                                   31,374,486      8,874,912       43,918,043      24,604,303
                                                                   ------------  -------------  ---------------  --------------
Net asset value, offering and redemption price per share           $      10.76  $       12.37  $         14.11  $        13.95
                                                                   ============  =============  ===============  ==============
SERIES III SHARES:
Net Assets at value                                                $    121,837  $     330,855  $     2,885,666  $      699,365
                                                                   ============  =============  ===============  ==============
Shares Outstanding                                                       11,314         26,753          204,618          50,150
                                                                   ------------  -------------  ---------------  --------------
Net asset value, offering and redemption price per share           $      10.77  $       12.37  $         14.10  $        13.95
                                                                   ============  =============  ===============  ==============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                                                    LIFESTYLE
                                                                   U.S GOVERNMENT      MONEY        AGGRESSIVE     LIFESTYLE
                                                                     SECURITIES        MARKET          1000        GROWTH 820
                                                                       TRUST           TRUST           TRUST         TRUST
                                                                 ----------------  --------------  ------------  --------------
ASSETS
Investments in securities, at value                              $  1,055,861,512  $2,365,080,201  $781,225,204  $3,851,548,758
    Repurchase agreements, at value                                   127,038,000         111,000             -               -
                                                                 ----------------  --------------  ------------  --------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
    portfolio of investments)                                       1,182,899,512   2,365,191,201   781,225,204   3,851,548,758
Cash                                                                          778           2,071         1,067           2,758
Receivables:
    Investments sold                                                   38,838,526               -       991,163       3,358,376
    Fund shares sold                                                          919             100       170,553       4,129,530
    Variation margin for open futures contracts                            54,859               -             -               -
    Due from broker                                                             -      22,066,651             -               -
    Dividends and interest                                              2,756,878               4             -               -
Other assets                                                                5,822          10,762         3,077           7,976
                                                                 ----------------  --------------  ------------  --------------
    TOTAL ASSETS                                                    1,224,557,294   2,387,270,789   782,391,064   3,859,047,398
                                                                 ----------------  --------------  ------------  --------------

LIABILITIES
Payables:
    Investments purchased                                                       -               -       311,645       4,789,620
    Delayed delivery securities                                       487,542,533               -             -               -
    Fund shares redeemed                                                  854,380      11,473,434       760,246       2,684,973
    Accrued fund administration expense                                     7,327          20,225         6,201          25,002
    Other payables and accrued expenses                                    90,104         202,623        24,113          62,322
                                                                 ----------------  --------------  ------------  --------------
    TOTAL LIABILITIES                                                 488,494,344      11,696,282     1,102,205       7,561,917
                                                                 ----------------  --------------  ------------  --------------
NET ASSETS                                                       $    736,062,950  $2,375,574,507  $781,288,859  $3,851,485,481
                                                                 ================  ==============  ============  ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                       $     13,493,873               -             -               -
Accumulated undistributed net realized gain (loss) on
    investments, and futures contracts                                 13,071,677               -  $  4,013,816  $    7,345,695
Unrealized appreciation (depreciation) on:
    Investments                                                         1,044,060               -   114,395,381     481,604,503
    Futures contracts                                                     (52,635)              -             -               -
Capital shares at par value of $.01                                       529,132  $    2,375,574       620,572       2,875,180
Additional paid-in capital                                            707,976,843   2,373,198,933   662,259,090   3,359,660,103
                                                                 ----------------  --------------  ------------  --------------
NET ASSETS                                                       $    736,062,950  $2,375,574,507  $781,288,859  $3,851,485,481
                                                                 ================  ==============  ============  ==============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                       $  1,181,855,452  $2,365,191,201  $666,829,823  $3,369,944,255
                                                                 ================  ==============  ============  ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                              $    470,799,197  $2,186,137,216  $485,622,520  $1,729,777,393
                                                                 ================  ==============  ============  ==============
Shares Outstanding                                                     33,806,589     218,613,714    38,570,270     129,111,818
                                                                 ----------------  --------------  ------------  --------------
Net asset value, offering and redemption price per share         $          13.93  $        10.00  $      12.59  $        13.40
                                                                 ================  ==============  ============  ==============

SERIES II SHARES:
Net Assets at value                                              $    264,471,342  $  186,304,011  $293,749,837  $2,116,813,170
                                                                 ================  ==============  ============  ==============
Shares Outstanding                                                     19,049,483      18,630,401    23,334,645     158,040,585
                                                                 ----------------  --------------  ------------  --------------
Net asset value, offering and redemption price per share         $          13.88  $        10.00  $      12.59  $        13.39
                                                                 ================  ==============  ============  ==============

SERIES III SHARES:
Net Assets at value                                              $        792,411  $    3,133,280  $  1,916,502  $    4,894,918
                                                                 ================  ==============  ============  ==============
Shares Outstanding                                                         57,098         313,327       152,334         365,616
                                                                 ----------------  --------------  ------------  --------------
Net asset value, offering and redemption price per share         $          13.88  $        10.00  $      12.58  $        13.39
                                                                 ================  ==============  ============  ==============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                                                    LIFESTYLE
                                                                   LIFESTYLE       LIFESTYLE      CONSERVATIVE    AMERICAN
                                                                  BALANCED 640    MODERATE 460         280         GROWTH
                                                                     TRUST           TRUST            TRUST        TRUST
                                                                 --------------  --------------  --------------  ------------
ASSETS
Investments in securities, at value                              $3,952,612,175  $1,214,373,828  $  660,813,378  $724,478,470
                                                                 --------------  --------------  --------------  ------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
    portfolio of investments)                                     3,952,612,175   1,214,373,828     660,813,378   724,478,470
Cash                                                                      2,925             839             481             -
Receivables:
    Investments sold                                                  4,637,301         825,468       1,440,770     3,119,439
    Fund shares sold                                                  2,845,590         766,548         311,891         6,785
    Due from adviser                                                          -               -               -             -
Other assets                                                              8,574           3,732           2,750         2,391
                                                                 --------------  --------------  --------------  ------------
    TOTAL ASSETS                                                  3,960,106,565   1,215,970,415     662,569,270   727,607,085
                                                                 --------------  --------------  --------------  ------------
LIABILITIES
Payables:
    Investments purchased                                             3,522,756         948,489         341,592             -
    Fund shares redeemed                                              3,946,477         638,281       1,408,502     3,096,612
    Accrued fund administration expense                                  26,693           8,991           5,299         4,491
    Other payables and accrued expenses                                  66,393          28,499          21,349        41,395
                                                                 --------------  --------------  --------------  ------------
    TOTAL LIABILITIES                                                 7,562,319       1,624,260       1,776,742     3,142,498
                                                                 --------------  --------------  --------------  ------------
NET ASSETS                                                       $3,952,544,246  $1,214,346,155  $  660,792,528  $724,464,587
                                                                 ==============  ==============  ==============  ============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                                    -               -               -             -
Accumulated undistributed net realized gain (loss) on
    investments                                                  $   60,455,573  $   33,178,560  $   19,229,971  $  1,095,515
Unrealized appreciation (depreciation) on:
    Investments                                                     418,599,291      99,340,774      37,034,866    90,027,637
Capital shares at par value of $ .01                                  2,867,604         880,054         465,458       420,221
Additional paid-in capital                                        3,470,621,778   1,080,946,767     604,062,233   632,921,214
                                                                 --------------  --------------  --------------  ------------
NET ASSETS                                                       $3,952,544,246  $1,214,346,155  $  660,792,528  $724,464,587
                                                                 ==============  ==============  ==============  ============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                       $3,534,012,884  $1,115,033,054  $  623,778,512  $634,450,833
                                                                 ==============  ==============  ==============  ============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                              $1,845,956,429  $  581,801,412  $  372,748,061  $ 16,769,291
                                                                 ==============  ==============  ==============  ============
Shares Outstanding                                                  133,907,054      42,156,535      26,252,267       970,414
                                                                 --------------  --------------  --------------  ------------
Net asset value, offering and redemption price per share         $        13.79  $        13.80  $        14.20  $      17.28
                                                                 ==============  ==============  ==============  ============
SERIES II SHARES:
Net Assets at value                                              $2,100,550,138  $  630,966,356  $  285,612,373  $707,695,296
                                                                 ==============  ==============  ==============  ============
Shares Outstanding                                                  152,415,103      45,734,336      20,122,077    41,051,646
                                                                 --------------  --------------  --------------  ------------
Net asset value, offering and redemption price per share         $        13.78  $        13.80  $        14.19  $      17.24
                                                                 ==============  ==============  ==============  ============
SERIES III SHARES:
Net Assets at value                                              $    6,037,679  $    1,578,387  $    2,432,094             -
                                                                 ==============  ==============  ==============  ============
Shares Outstanding                                                      438,274         114,503         171,442             -
                                                                 --------------  --------------  --------------  ------------
Net asset value, offering and redemption price per share         $        13.78  $        13.78  $        14.19             -
                                                                 ==============  ==============  ==============  ============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                                  AMERICAN
                                                                                 BLUE CHIP      AMERICAN
                                                                    AMERICAN     INCOME AND      GROWTH       SMALL-MID
                                                                 INTERNATIONAL     GROWTH       -INCOME      CAP GROWTH
                                                                     TRUST         TRUST          TRUST         TRUST
                                                                 -------------  ------------  ------------  -------------
ASSETS
Investments in securities, at value                              $ 316,721,124  $183,225,899  $567,001,303   $  2,900,786
    Securities on loan, at value                                             -             -             -        636,304
    Repurchase agreements, at value                                          -             -             -        114,000
                                                                 -------------  ------------  ------------  -------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
    portfolio of investments)                                      316,721,124   183,225,899   567,001,303      3,651,090
Cash                                                                         -             -             -            813
Receivables:
    Investments sold                                                 3,163,497             -       247,242              -
    Fund shares sold                                                    18,773        98,468        12,709              -
    Dividends and interest                                                   -             -             -          1,609
Other assets                                                             1,518         1,439         1,647             17
                                                                 -------------  ------------  ------------  -------------
    TOTAL ASSETS                                                   319,904,912   183,325,806   567,262,901      3,653,529
                                                                 -------------  ------------  ------------  -------------
LIABILITIES
Payables:
    Investments purchased                                                    -        91,003             -              -
    Fund shares redeemed                                             3,169,284             -       236,815              -
    Accrued fund administration expense                                  2,029         1,854         3,241             27
    Other payables and accrued expenses                                 22,714        21,028        32,216          9,451
    Collateral for securities lending                                        -             -             -        652,577
                                                                 -------------  ------------  ------------  -------------
    TOTAL LIABILITIES                                                3,194,027       113,885       272,272        662,055
                                                                 -------------  ------------  ------------  -------------
NET ASSETS                                                       $ 316,710,885  $183,211,921  $566,990,629   $  2,991,474
                                                                 =============  ============  ============  =============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                       $   2,338,596        90,378  $  2,474,120              -
Accumulated undistributed net realized gain (loss) on
    investments                                                     31,102,176    19,910,522       947,761  ($    733,441)
Unrealized appreciation (depreciation) on:
    Investments                                                     36,177,414    18,123,159    53,915,189        578,724
Capital shares at par value of $.01                                    163,770       108,701       334,098          2,613
Additional paid-in capital                                         246,928,929   144,979,161   509,319,461      3,143,578
                                                                 -------------  ------------  ------------  -------------
NET ASSETS                                                       $ 316,710,885  $183,211,921  $566,990,629   $  2,991,474
                                                                 =============  ============  ============  =============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                       $ 280,543,710  $165,102,740  $513,086,114   $  3,072,366
                                                                 =============  ============  ============  =============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                              $  10,116,378  $  3,153,713  $  8,991,525   $  2,991,474
                                                                 =============  ============  ============  =============
Shares Outstanding                                                     522,231       186,645       528,865        261,275
                                                                 -------------  ------------  ------------  -------------
Net asset value, offering and redemption price per share         $       19.37  $      16.90  $      17.00   $      11.45
                                                                 =============  ============  ============  =============
SERIES II SHARES:
Net Assets at value                                              $ 306,594,507  $180,058,208  $557,999,104              -
                                                                 =============  ============  ============  =============
Shares Outstanding                                                  15,854,813    10,683,437    32,880,888              -
                                                                 -------------  ------------  ------------  -------------
Net asset value, offering and redemption price per share         $       19.34  $      16.85  $      16.97              -
                                                                 =============  ============  ============  =============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                  SMALL-MID   INTERNATIONAL                     GLOBAL
                                                                     CAP      EQUITY SELECT  SELECT GROWTH   EQUITY SELECT
                                                                    TRUST         TRUST          TRUST           TRUST
                                                                 -----------  -------------  -------------   -------------
ASSETS
Investments in securities, at value                              $ 2,440,834  $   2,747,725   $  3,102,395   $   3,521,962
    Securities on loan, at value (Note 2)                             57,996        718,363              -         485,123
    Repurchase agreements, at value                                   80,000        124,000         19,000          57,000
                                                                 -----------  -------------  -------------   -------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
    portfolio of investments)                                      2,578,830      3,590,088      3,121,395       4,064,085
Cash                                                                     723            693            673             919
Receivables:
    Dividends and interest                                             1,489          4,533          2,775           4,918
    Foreign tax withholding reclaims                                       -         28,914              -              67
Other assets                                                             568            423             20              21
                                                                 -----------  -------------  -------------   -------------
    TOTAL ASSETS                                                   2,581,610      3,624,651      3,124,863       4,070,010
                                                                 -----------  -------------  -------------   -------------
LIABILITIES
Payables:
    Dividend and interest withholding tax                                  -            439            113             409
    Accrued fund administration expense                                  833            622             32              33
    Other payables and accrued expenses                               18,211         17,130          9,045           9,462
    Collateral for securities lending                                 59,275        734,742              -         509,608
                                                                 -----------  -------------  -------------   -------------
    TOTAL LIABILITIES                                                 78,319        752,933          9,190         519,512
                                                                 -----------  -------------  -------------   -------------
NET ASSETS                                                       $ 2,503,291  $   2,871,718   $  3,115,673   $   3,550,498
                                                                 ===========  =============  =============   =============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                                 -  $     107,489              -   $          94
Accumulated undistributed net realized gain (loss) on
    investments, foreign currency
    and forward foreign currency contracts                       $    21,786              -  ($    748,883)       (250,199)
Unrealized appreciation (depreciation) on:
    Investments                                                      281,612        398,949        383,687         615,844
    Foreign currency and forward foreign currency contracts                -          3,094              -              81
Capital shares at par value of $.01                                    1,927          1,791          2,929           2,563
Additional paid-in capital                                         2,197,966      2,360,395      3,477,940       3,182,115
                                                                 -----------  -------------  -------------   -------------
NET ASSETS                                                       $ 2,503,291  $   2,871,718   $  3,115,673   $   3,550,498
                                                                 ===========  =============  =============   =============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                       $ 2,297,218  $   3,191,139   $  2,737,708   $   3,448,241
                                                                 ===========  =============  =============   =============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                              $ 2,503,291  $   2,871,718   $  3,115,673   $   3,550,498
                                                                 ===========  =============  =============   =============
Shares Outstanding                                                   192,654        179,096        292,860         256,273
                                                                 -----------  -------------  -------------   -------------
Net asset value, offering and redemption price per share         $     12.99  $       16.03   $      10.64   $       13.85
                                                                 ===========  =============  =============   =============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                                                    HIGH GRADE
                                                                     CORE VALUE        BOND
                                                                       TRUST           TRUST
                                                                    ------------   -------------
ASSETS
Investments in securities, at value                                 $  3,476,315   $   5,623,492
   Repurchase agreements, at value                                       120,000         551,000
                                                                    ------------   -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (see accompanying
   portfolio of investments)                                           3,596,315       6,174,492
Cash                                                                          98           1,923
Receivables:
   Investments sold                                                            -         373,228
   Fund shares sold                                                            -               9
   Dividends and interest                                                  2,832          38,673
Other assets                                                                  22             418
                                                                    ------------   -------------
   TOTAL ASSETS                                                        3,599,267       6,588,743
                                                                    ------------   -------------
LIABILITIES
Payables:
   Investments purchased                                                       -         687,112
   Accrued fund administration expense                                        36             682
   Other payables and accrued expenses                                     8,936          16,031
                                                                    ------------   -------------
   TOTAL LIABILITIES                                                       8,972         703,825
                                                                    ------------   -------------
NET ASSETS                                                          $  3,590,295   $   5,884,918
                                                                    ============   =============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                          $          2   $   1,588,656
Accumulated undistributed net realized gain (loss) on
   investments                                                          (485,112)     (2,748,389)
Unrealized appreciation (depreciation) on:
   Investments                                                           429,966          49,529
Capital shares at par value of $.01                                        3,022           4,237
Additional paid-in capital                                             3,642,417       6,990,885
                                                                    ------------   -------------
NET ASSETS                                                          $  3,590,295   $   5,884,918
                                                                    ============   =============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                           $  3,166,349   $   6,124,963
                                                                    ============   =============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                 $  3,590,295   $   5,884,918
                                                                    ============   =============
Shares Outstanding                                                       302,228         423,733
                                                                    ------------   -------------
Net asset value, offering and redemption price per share            $      11.88   $       13.89
                                                                    ============   =============

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   SCIENCE &     PACIFIC RIM TRUST       HEALTH       EMERGING
                                                                   TECHNOLOGY  (FORMERLY, PACIFIC RIM   SCIENCES       GROWTH
                                                                     TRUST        EMERGING MARKETS)      TRUST          TRUST
                                                                  ------------      ------------       -----------   ------------
Investment Income:

   Interest                                                       $    117,049      $     28,279       $    44,465   $     85,034
   Dividends                                                         4,714,033         1,709,671           603,138        769,179
   Securities lending                                                   47,727            63,378                 -         46,766
   Less: Foreign taxes withheld                                        (62,874)         (127,337)           (9,062)        (2,277)
                                                                  ------------      ------------       -----------   ------------
   Total income                                                      4,815,935         1,673,991           638,541        898,702
                                                                  ------------      ------------       -----------   ------------
Expenses:
   Investment adviser fee (Note 5)                                   5,335,019           708,324         1,776,731      1,277,412
   Distribution fee for Series I (Note 6)                              748,117           114,246           175,776        257,381
   Distribution fee for Series II (Note 6)                             231,514            87,435           244,021         38,024
   Distribution fee for Series III (Note 6)                                765               219               602            180
   Custodian fee                                                       175,017           237,085           143,972         95,449
   Fund administration fees (Note 5)                                    59,616             9,920            18,140          9,100
   Printing and postage fees                                            43,798             7,536            14,087          9,688
   Audit and legal fees                                                 31,225            22,919            17,422         17,648
   Registration and filing fees                                         12,878             2,229             4,006          3,051
   Trustees fees and expenses (Note 7)                                   8,081             1,398             2,546          1,359
   Transfer agent fee for Series III (Note 5)                            1,577               631             3,360            293
   Blue sky fees for Series III (Note 5)                                 1,013             1,064             1,227            796
   Miscellaneous                                                        17,331             5,447             5,727          2,481
                                                                  ------------      ------------       -----------   ------------
   Expenses before reductions by investment adviser                  6,665,951         1,198,453         2,407,617      1,712,862
   Less reductions of expenses by investment adviser (Note 5)         (168,749)           (1,695)          (59,619)        (1,089)
                                                                  ------------      ------------       -----------   ------------
   Total expenses                                                    6,497,202         1,196,758         2,347,998      1,711,773
                                                                  ------------      ------------       -----------   ------------
Net investment income (loss)                                        (1,681,267)          477,233        (1,709,457)      (813,071)
                                                                  ------------      ------------       -----------   ------------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
   Investment transactions +                                        49,837,545         4,135,392        15,062,889    (19,981,114)
   Written options contracts                                                 -                 -         4,292,815              -
   Foreign currency and forward foreign currency contracts             (20,606)           10,581           (20,375)             -
Change in unrealized appreciation (depreciation) on:
   Investments++                                                   (47,633,630)        9,380,414         6,987,432     34,322,471
   Written options contracts                                                 -                 -        (1,244,900)             -
   Translation of foreign currency and forward foreign
     currency contracts                                                    390           167,480                 8              -
                                                                  ------------      ------------       -----------   ------------

   Net gain (loss) on investments, options, foreign currency and
     forward foreign currency contracts                              2,183,699        13,693,867        25,077,869     14,341,357
                                                                  ------------      ------------       -----------   ------------
Net increase (decrease) in net assets resulting from operations   $    502,432      $ 14,171,100       $23,368,412   $ 13,528,286
                                                                  ============      ============       ===========   ============

+ Net of foreign taxes of $4,215 for Pacific Rim Trust

++ Net of deferred foreign taxes of $205,517 for Pacific Rim Trust

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                     AGGRESSIVE        EMERGING       SMALL COMPANY      SMALL
                                                                       GROWTH       SMALL COMPANY         BLEND         COMPANY
                                                                        TRUST           TRUST             TRUST          TRUST*
                                                                     -----------    -------------     -------------    ----------
Investment Income:
   Interest                                                          $   276,673    $      68,543     $      15,061    $    2,841
   Dividends                                                           1,013,203        1,335,494         2,082,418       298,619
   Securities lending                                                     96,528          175,214           109,183         8,794
   Less: Foreign taxes withheld                                             (469)          (7,405)          (12,374)         (580)
                                                                     -----------    -------------     -------------    ----------
   Total income                                                        1,385,935        1,571,846         2,194,288       309,674
                                                                     -----------    -------------     -------------    ----------
Expenses:
   Investment adviser fee (Note 5)                                     3,109,634        4,329,271         1,834,636       261,685
   Distribution fee for Series I (Note 6)                                424,110          574,865           207,406        20,823
   Distribution fee for Series II (Note 6)                               290,623          342,432           229,521        47,779
   Distribution fee for Series III (Note 6)                                  321              276                 -            63
   Custodian fee                                                         190,313          130,956           117,249       139,839
   Fund administration fees (Note 5)                                      32,845           49,243            21,341         2,364
   Printing and postage fees                                              26,032           37,798            16,095         2,455
   Audit and legal fees                                                   21,216           26,010            17,718        13,623
   Registration and filing fees                                            7,076           10,821             4,548           721
   Trustees fees and expenses (Note 7)                                     4,450            6,758             2,912           373
   Transfer agent fee for Series III (Note 5)                                  -              946                 -             -
   Blue sky fees for Series III (Note 5)                                       -              933                 -             -
   Miscellaneous                                                           9,060           14,068             6,114         1,595
                                                                     -----------    -------------     -------------    ----------
   Expenses before reductions by investment adviser                    4,115,680        5,524,377         2,457,540       491,320
   Less reductions of expenses by investment adviser (Note 5)                  -           (1,879)                -       (23,241)
                                                                     -----------    -------------     -------------    ----------
   Total expenses                                                      4,115,680        5,522,498         2,457,540       468,079
                                                                     -----------    -------------     -------------    ----------
Net investment income (loss)                                          (2,729,745)      (3,950,652)         (263,252)     (158,405)
                                                                     -----------    -------------     -------------    ----------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
   Investment transactions                                            39,090,033       47,123,992        11,443,499     1,954,233
   Futures contracts                                                     385,445                -                 -             -
   Written options contracts                                             503,539                -                 -             -
   Foreign currency and forward foreign currency contracts                     -              396                16             -

Change in unrealized appreciation (depreciation) on:
   Investments                                                         1,153,696        9,087,929         2,037,334     7,567,455
   Written options contracts                                             (41,555)               -                 -             -
   Translation of foreign currency and forward foreign
     currency contracts                                                        -              (21)               (7)            -
                                                                     -----------    -------------     -------------    ----------
   Net gain (loss) on investments, options, foreign currency and
     forward foreign currency contracts                               41,091,158       56,212,296        13,480,842     9,521,688
                                                                     -----------    -------------     -------------    ----------
Net increase (decrease) in net assets resulting from operations      $38,361,413    $  52,261,644     $  13,217,590    $9,363,283
                                                                     ===========    =============     =============    ==========

* For the period May 3, 2004 (commencement of operations) to December 31, 2004.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    DYNAMIC       MID CAP            NATURAL         ALL CAP
                                                                    GROWTH         STOCK            RESOURCES        GROWTH
                                                                     TRUST         TRUST              TRUST           TRUST
                                                                  -----------   -----------       ------------     -----------
Investment Income:
   Interest                                                       $    30,026   $   376,825       $    209,091     $   223,028
   Dividends                                                          492,063     2,103,384          6,400,848       5,710,180
   Securities lending                                                  60,816       110,751            124,430          38,857
   Less: Foreign taxes withheld                                             -        (8,870)          (420,244)        (20,243)
                                                                  -----------   -----------       ------------     -----------
   Total income                                                       582,905     2,582,090          6,314,125       5,951,822
                                                                  -----------   -----------       ------------     -----------
Expenses:
   Investment adviser fee (Note 5)                                  1,412,822     3,535,985          3,267,843       4,677,977
   Distribution fee for Series I (Note 6)                             191,975       445,447            251,582         720,609
   Distribution fee for Series II (Note 6)                            133,807       587,076            673,179         384,672
   Distribution fee for Series III (Note 6)                                 -         1,687              1,288             424
   Custodian fee                                                       56,640       122,120            187,190         159,847
   Fund administration fees (Note 5)                                   17,470        43,408             28,132          59,835
   Printing and postage fees                                           13,316        33,516             22,690          45,322
   Audit and legal fees                                                12,142        23,033             19,665          28,825
   Registration and filing fees                                         3,827         9,900              6,881          12,334
   Trustees fees and expenses (Note 7)                                  2,418         6,084              4,046           8,009
   Transfer agent fee for Series III (Note 5)                               -         2,114              2,406               -
   Blue sky fees for Series III (Note 5)                                    -           984              1,134               -
   Miscellaneous                                                        5,037        12,723              6,797          17,868
                                                                  -----------   -----------       ------------     -----------
   Expenses before reductions by investment adviser                 1,849,454     4,824,077          4,472,833       6,115,722
   Less reductions of expenses by investment adviser (Note 5)               -        (3,098)            (3,540)              -
                                                                  -----------   -----------       ------------     -----------
   Total expenses                                                   1,849,454     4,820,979          4,469,293       6,115,722
                                                                  -----------   -----------       ------------     -----------
Net investment income (loss)                                       (1,266,549)   (2,238,889)         1,844,832        (163,900)
                                                                  -----------   -----------       ------------     -----------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                          7,838,954    51,361,002         14,465,111      41,547,960
   Written options contracts                                                -             -                  -          61,683
   Foreign currency and forward foreign currency contracts                  -       (27,878)            (1,493)        (91,192)
Change in unrealized appreciation (depreciation) on:
   Investments                                                      8,596,905    37,012,115         81,445,080      (3,311,876)
   Translation of foreign currency and forward foreign
   currency contracts                                                       -           564                391          (1,476)
                                                                  -----------   -----------       ------------     -----------
   Net gain (loss) on investments, options, foreign
   currency and forward foreign currency contracts                 16,435,859    88,345,803         95,909,089      38,205,099
                                                                  -----------   -----------       ------------     -----------
Net increase (decrease) in net assets resulting from operations   $15,169,310   $86,106,914       $ 97,753,921     $38,041,199
                                                                  ===========   ===========       ============     ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   STRATEGIC       FINANCIAL       INTERNATIONAL
                                                                OPPORTUNITIES      SERVICES           STOCK           OVERSEAS
                                                                    TRUST           TRUST             TRUST            TRUST
                                                                -------------     -----------      -------------     -----------
Investment Income:
   Interest                                                     $     122,909     $    56,909      $      21,462     $   441,735
   Dividends                                                        6,774,497       1,229,253         12,332,839       9,704,551
   Securities lending                                                 106,472          10,436            343,780         320,012
   Less: Foreign taxes withheld                                       (55,695)        (11,190)        (1,385,836)       (998,823)
                                                                -------------     -----------      -------------     -----------
   Total income                                                     6,948,183       1,285,408         11,312,245       9,467,475
                                                                -------------     -----------      -------------     -----------
Expenses:
   Investment adviser fee (Note 5)                                  3,677,296         726,555          4,097,283       4,926,069
   Distribution fee for Series I (Note 6)                             749,824          79,417            478,897         633,887
   Distribution fee for Series II (Note 6)                             89,058         141,896            572,968         675,334
   Distribution fee for Series III (Note 6)                                 -             272                890           1,074
   Custodian fee                                                      211,661          41,937            641,567         915,374
   Fund administration fees (Note 5)                                   53,347           9,494             43,613          53,931
   Printing and postage fees                                           40,735           7,244             34,336          42,956
   Audit and legal fees                                                26,656          15,159             23,354          24,476
   Registration and filing fees                                        10,324           2,053              9,565          12,303
   Trustees fees and expenses (Note 7)                                  6,941           1,325              6,007           7,433
   Transfer agent fee for Series III (Note 5)                               -           1,027                  -               -
   Blue sky fees for Series III (Note 5)                                    -             858                  -               -
   Miscellaneous                                                       19,124           2,682             12,838          14,433
                                                                -------------     -----------      -------------     -----------
   Expenses before reductions by investment adviser                 4,884,966       1,029,919          5,921,318       7,307,270
   Less reductions of expenses by investment adviser (Note 5)               -          (1,885)                 -               -
                                                                -------------     -----------      -------------     -----------
   Total expenses                                                   4,884,966       1,028,034          5,921,318       7,307,270
                                                                -------------     -----------      -------------     -----------
Net investment income (loss)                                        2,063,217         257,374          5,390,927       2,160,205
                                                                -------------     -----------      -------------     -----------
Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
   Investment transactions +                                       61,384,408        (903,422)        20,609,034      50,989,404
   Foreign currency and forward foreign currency contracts            (21,634)         17,155          1,066,321          74,909

Change in unrealized appreciation (depreciation) on:
   Investments++                                                   (3,981,231)      9,464,152         54,921,442      29,177,190
   Translation of foreign currency and forward foreign
     currency contracts                                                  (415)          1,584           (230,512)        250,651
                                                                -------------     -----------      -------------     -----------
   Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                            57,381,128       8,579,469         76,366,285      80,492,154
                                                                -------------     -----------      -------------     -----------
Net increase (decrease) in net assets resulting from operations $  59,444,345     $ 8,836,843      $  81,757,212     $82,652,359
                                                                =============     ===========      =============     ===========

+ Net of foreign taxes of $95,836 for Overseas Trust

++ Net of deferred foreign taxes of $268,886 and $78,478 for Strategic Opportunities Trust and Overseas Trust, respectively.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          INTERNATIONAL  INTERNATIONAL  QUANTITATIVE      MID CAP
                                                            SMALL CAP        VALUE         MID CAP         CORE
                                                              TRUST          TRUST         TRUST           TRUST
                                                          -------------  -------------  -------------     -------
Investment Income:
   Interest                                               $     115,392  $     154,133  $      45,088  $    109,824
   Dividends                                                 11,052,401     17,371,798        952,408       653,687
   Securities lending                                           490,689        537,678         11,248         1,735
   Less: Foreign taxes withheld                              (1,194,127)    (1,963,647)          (394)       (7,137)
                                                          -------------  -------------  -------------  ------------
   Total income                                              10,464,355     16,099,962      1,008,350       758,109
                                                          -------------  -------------  -------------  ------------

Expenses:
   Investment adviser fee (Note 5)                            3,565,448      4,675,076        841,152       487,381
   Distribution fee for Series I (Note 6)                       409,903        541,410        179,366        28,737
   Distribution fee for Series II (Note 6)                      428,847        852,489         34,407       145,095
   Distribution fee for Series III (Note 6)                         694            771              -            82
   Custodian fee                                                660,950        743,713         62,426        63,788
   Fund administration fees (Note 5)                             37,467         50,822         12,537         5,837
   Printing and postage fees                                     29,530         40,445          9,714         4,375
   Audit and legal fees                                          24,643         24,182         15,436        13,602
   Registration and filing fees                                   8,865         11,758          2,678         1,342
   Trustees fees and expenses (Note 7)                            5,358          7,088          1,729           832
   Transfer agent fee for Series III (Note 5)                     1,722              -              -             -
   Blue sky fees for Series III (Note 5)                            966              -              -             -
   Miscellaneous                                                  9,498         13,056          6,660         1,601
                                                          -------------  -------------  -------------  ------------
   Expenses before reductions by investment adviser           5,183,891      6,960,810      1,166,105       752,672
   Less reductions of expenses by investment adviser
   (Note 5)                                                      (2,688)      (442,438)             -             -
                                                          -------------  -------------  -------------  ------------
   Total expenses                                             5,181,203      6,518,372      1,166,105       752,672
                                                          -------------  -------------  -------------  ------------
Net investment income (loss)                                  5,283,152      9,581,590       (157,755)        5,437
                                                          -------------  -------------  -------------  ------------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward
   foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions +                                 44,965,496     41,676,797     22,959,922     6,727,633
   Foreign currency and forward foreign currency
   contracts                                                   (272,337)      (425,365)             -          (949)
Capital gain distributions received                                   -              -              -             -
Change in unrealized appreciation (depreciation) on:
   Investments++                                             31,021,766     85,610,437       (979,126)    1,429,189
   Translation of foreign currency and forward foreign
   currency contracts                                            17,688        (15,665)             -           (90)
                                                          -------------  -------------  -------------  ------------
   Net gain (loss) on investments, foreign currency and
   forward foreign currency contracts                        75,732,613    126,846,204     21,980,796     8,155,783
                                                          -------------  -------------  -------------  ------------
Net increase (decrease) in net assets resulting from
operations                                                $  81,015,765  $ 136,427,794  $  21,823,041  $  8,161,220
                                                          =============  =============  =============  ============

+     Net of foreign taxes of $276,473 for International Small Cap Trust

++    Net of deferred foreign taxes of $8,298 for International Small Cap Trust

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              GLOBAL TRUST       STRATEGIC        CAPITAL          U.S. GLOBAL
                                                           (FORMERLY, GLOBAL      GROWTH        APPRECIATION     LEADERS GROWTH
                                                             EQUITY TRUST)         TRUST           TRUST             TRUST *
                                                           -----------------     ---------      ------------     --------------
Investment Income:
   Interest                                                  $      68,131     $    171,692     $    106,079        $   1,363
   Dividends                                                     9,333,864        3,747,742        2,361,719           97,442
   Securities lending                                              292,529           18,940           20,814              229
   Less: Foreign taxes withheld                                   (892,142)         (13,069)         (41,353)               -
                                                             -------------     ------------     ------------        ---------
   Total income                                                  8,802,382        3,925,305        2,447,259           99,034
                                                             -------------     ------------     ------------        ---------

Expenses:
   Investment adviser fee (Note 5)                               2,797,227        2,334,290        1,590,102           26,946
   Distribution fee for Series I (Note 6)                          524,840          282,516          180,404            2,582
   Distribution fee for Series II (Note 6)                          80,539          431,869          320,906            9,373
   Distribution fee for Series III (Note 6)                            296              569              283                -
   Custodian fee                                                   455,257          135,738           90,775           18,040
   Fund administration fees (Note 5)                                37,386           29,000           20,546              359
   Printing and postage fees                                        28,601           22,623           15,619              378
   Audit and legal fees                                             22,940           19,515           17,432           13,095
   Registration and filing fees                                      7,372            6,399            4,388              111
   Trustees fees and expenses (Note 7)                               4,887            4,017            2,832               56
   Transfer agent fee for Series III (Note 5)                        1,270            1,117                -                -
   Blue sky fees for Series III (Note 5)                             1,172              899                -                -
   Miscellaneous                                                    12,160            8,047            5,925              130
                                                             -------------     ------------     ------------        ---------
   Expenses before reductions by investment adviser              3,973,947        3,276,599        2,249,212           71,070
   Less reductions of expenses by investment adviser
   (Note 5)                                                       (188,923)          (2,016)               -          (10,173)
                                                             -------------     ------------     ------------        ---------
   Total expenses                                                3,785,024        3,274,583        2,249,212           60,897
                                                             -------------     ------------     ------------        ---------
Net investment income (loss)                                     5,017,358          650,722          198,047           38,137
                                                             -------------     ------------     ------------        ---------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                      18,770,535       18,242,956       11,491,563          (69,631)
   Foreign currency and forward foreign currency
   contracts                                                      (284,268)               -              (46)               -
Change in unrealized appreciation (depreciation) on:
   Investments                                                  27,511,549        6,142,056        9,462,998          546,092
   Translation of foreign currency and forward foreign
    currency contracts                                             101,055                -                -                -
                                                             -------------     ------------     ------------        ---------
   Net gain (loss) on investments, foreign currency and
    forward foreign currency contracts                          46,098,871       24,385,012       20,954,515          476,461
                                                             -------------     ------------     ------------        ---------
Net increase (decrease) in net assets resulting from
operations                                                   $  51,116,229     $ 25,035,734     $ 21,152,562        $ 514,598
                                                             =============     ============     ============        =========

* For the period May 3, 2004 (commencement of operations) to December 31, 2004.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                QUANTITATIVE      ALL CAP           LARGE CAP      BLUE CHIP
                                                                  ALL CAP           CORE             GROWTH         GROWTH
                                                                   TRUST           TRUST              TRUST          TRUST
                                                               -------------    ------------      ------------   -------------
Investment Income:
   Interest                                                    $      37,441    $     92,027      $     72,599   $     183,822
   Dividends                                                       4,039,345       4,331,596         7,912,488      22,609,192
   Securities lending                                                 28,142          17,324            31,514          61,238
   Less: Foreign taxes withheld                                      (24,070)              -           (47,221)        (63,858)
                                                               -------------    ------------      ------------   -------------
   Total income                                                    4,080,858       4,440,947         7,969,380      22,790,394
                                                               -------------    ------------      ------------   -------------

Expenses:
   Investment adviser fee (Note 5)                                 1,330,957       1,863,493         3,624,733      11,338,520
   Distribution fee for Series I (Note 6)                            323,009         382,944           586,724       1,902,160
   Distribution fee for Series II (Note 6)                            11,404          38,211           322,520       1,104,874
   Distribution fee for Series III (Note 6)                            1,282               -                 -           1,445
   Custodian fee                                                      81,179          96,665           155,153         281,912
   Fund administration fees (Note 5)                                  10,865          26,733            49,083         152,944
   Printing and postage fees                                          11,771          20,455            37,438         118,496
   Audit and legal fees                                               15,632          18,524            25,198          48,982
   Registration and filing fees                                        3,672           5,115             9,905          32,320
   Trustees fees and expenses (Note 7)                                 1,633           3,533             6,511          20,595
   Transfer agent fee for Series III (Note 5)                            691               -                 -           2,821
   Blue sky fees for Series III (Note 5)                                 827               -                 -           1,289
   Miscellaneous                                                       2,261           8,106            14,664          45,653
                                                               -------------    ------------      ------------   -------------
   Expenses before reductions by investment adviser                1,795,183       2,463,779         4,831,929      15,052,011
   Less reductions of expenses by investment adviser (Note 5)         (1,518)              -                 -        (470,354)
                                                               -------------    ------------      ------------   -------------
   Total expenses                                                  1,793,665       2,463,779         4,831,929      14,581,657
                                                               -------------    ------------      ------------   -------------
Net investment income (loss)                                       2,287,193       1,977,168         3,137,451       8,208,737
                                                               -------------    ------------      ------------   -------------

Realized and unrealized gain (loss) on investments, foreign
   currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                         6,356,282      45,897,809        19,477,753      43,080,182
   Futures contracts                                                       -       2,187,391                 -               -
   Foreign currency and forward foreign currency contracts               401               -             4,925         (29,815)
Change in unrealized appreciation (depreciation) on:
   Investments                                                    24,421,572     (10,403,119)        4,951,250      93,925,218
   Futures contracts                                                       -         514,912                 -               -
   Translation of foreign currency and forward foreign                     -               -            (1,222)            285
   currency contracts
   Net gain (loss) on investments, foreign currency and
                                                               -------------    ------------      ------------   -------------
   forward foreign currency contracts                             30,778,255      38,196,993        24,432,706     136,975,870
                                                               -------------    ------------      ------------   -------------

Net increase (decrease) in net assets resulting from           $  33,065,448    $ 40,174,161      $ 27,570,157   $ 145,184,607
operations
                                                               =============    ============      ============   =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                  U.S.             CORE            STRATEGIC        LARGE CAP
                                                               LARGE CAP          EQUITY            VALUE             VALUE
                                                                 TRUST             TRUST*           TRUST             TRUST
                                                              ------------     ------------      ------------    ------------
Investment Income:
   Interest                                                   $    235,248     $     29,475      $     38,681    $      8,434
   Dividends                                                    10,724,850        1,954,786         2,825,649       2,066,062
   Securities lending                                               64,916                -            16,615           9,759
   Less: Foreign taxes withheld                                   (182,458)         (23,956)           (8,243)              -
                                                              ------------     ------------      ------------    ------------
   Total income                                                 10,842,556        1,960,305         2,872,702       2,084,255
                                                              ------------     ------------      ------------    ------------

Expenses:
   Investment adviser fee (Note 5)                               5,370,954        1,617,250         1,070,875         698,991
   Distribution fee for Series I (Note 6)                          831,199          165,329           129,685          62,865
   Distribution fee for Series II (Note 6)                         653,195          372,501           197,029         179,353
   Distribution fee for Series III (Note 6)                            307              729               164             225
   Custodian fee                                                   162,338           66,196            82,637          93,469
   Fund administration fees (Note 5)                                64,146           18,496            15,004           5,081
   Printing and postage fees                                        68,683           19,252            11,596           4,984
   Audit and legal fees                                             55,998           17,878            16,774          13,518
   Registration and filing fees                                     13,273            5,782             3,416           1,581
   Trustees fees and expenses (Note 7)                               8,373            2,915             2,141             750
   Miscellaneous                                                    20,053            5,329             4,846           1,797
                                                              ------------     ------------      ------------    ------------
   Total expenses                                                7,248,519        2,291,657         1,534,167       1,062,614
                                                              ------------     ------------      ------------    ------------
Net investment income (loss)                                     3,594,037         (331,352)        1,338,535       1,021,641
                                                              ------------     ------------      ------------    ------------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                      43,692,997         (386,404)       20,499,269        (822,816)
   Foreign currency and forward foreign currency contracts             227          (63,561)                -               -
Change in unrealized appreciation (depreciation) on:
   Investments                                                  25,824,078       54,320,278         1,806,183      22,023,389
                                                              ------------     ------------      ------------    ------------
   Net gain (loss) on investments, options, foreign
   currency and forward foreign currency contracts              69,517,302       53,870,313        22,305,452      21,200,573
                                                              ------------     ------------      ------------    ------------
Net increase (decrease) in net assets resulting from
operations                                                    $ 73,111,339     $ 53,538,961      $ 23,643,987    $ 22,222,214
                                                              ============     ============      ============    ============

* For the period May 3, 2004 (commencement of operations) to December 31, 2004.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 CLASSIC                        REAL ESTATE       SMALL CAP
                                                                  VALUE         UTILITIES        SECURITIES     OPPORTUNITIES
                                                                  TRUST *         TRUST            TRUST            TRUST
                                                               -----------     ------------     ------------    -------------
Investment Income:
   Interest                                                    $     2,635     $    389,427     $     85,734     $     34,363
   Dividends                                                       119,348        1,769,394       31,685,819        2,720,969
   Securities lending                                                  390            5,718           46,959           37,940
   Less: Foreign taxes withheld                                       (392)         (73,799)         (58,107)          (4,797)
                                                               -----------     ------------     ------------     ------------
   Total income                                                    121,981        2,090,740       31,760,405        2,788,475
                                                               -----------     ------------     ------------     ------------

Expenses:
   Investment adviser fee (Note 5)                                  46,017          518,572        4,524,762        1,210,098
   Distribution fee for Series I (Note 6)                            2,640           62,906          752,069           98,535
   Distribution fee for Series II  (Note 6)                         14,623           95,153          882,678          240,426
   Distribution fee for Series III (Note 6)                              -               96            2,772              361
   Custodian fee                                                    18,590          143,782          149,270           66,354
   Fund administration fees (Note 5)                                   440            6,180           68,736            9,739
   Printing and postage fees                                           481            4,886           54,513            8,329
   Audit and legal fees                                             13,118           15,000           31,503           14,948
   Registration and filing fees                                        144            1,389           15,888            2,611
   Trustees fees and expenses (Note 7)                                  68              861            9,622            1,410
   Transfer agent fee for Series III (Note 5)                            -              273            5,600                -
   Blue sky fees for Series III (Note 5)                                 -              788            1,626                -
   Miscellaneous                                                       141            1,701           18,820            2,688
                                                               -----------     ------------     ------------     ------------
   Expenses before reductions by investment adviser                 96,262          851,587        6,517,859        1,655,499
   Less reductions of expenses by investment adviser (Note 5)       (3,294)          (1,061)          (7,226)               -
                                                               -----------     ------------     ------------     ------------
   Total expenses                                                   92,968          850,526        6,510,633        1,655,499
                                                               -----------     ------------     ------------     ------------
Net investment income (loss)                                        29,013        1,240,214       25,249,772        1,132,976
                                                               -----------     ------------     ------------     ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
   Investment transactions                                          53,137       10,709,657      129,062,345        4,834,931
   Foreign currency and forward foreign currency contracts               -         (448,321)               -            7,502

Change in unrealized appreciation (depreciation) on:
   Investments                                                   1,181,981        8,878,978       73,020,158       32,456,611
   Translation of foreign currency and forward foreign
   currency contracts                                                    -         (336,039)               -              202
                                                               -----------     ------------     ------------     ------------
   Net gain (loss) on investments, foreign currency and
   forward foreign currency contracts                            1,235,118       18,804,275      202,082,503       37,299,246
                                                               -----------     ------------     ------------     ------------

Net increase (decrease) in net assets resulting from
   operations                                                  $ 1,264,131     $ 20,044,489     $227,332,275     $ 38,432,222
                                                               ===========     ============     ============     ============

* For the period May 3, 2004 (commencement of operations) to December 31, 2004.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                             SMALL COMPANY       SPECIAL          MID CAP
                                                                VALUE             VALUE            VALUE            VALUE
                                                                TRUST             TRUST            TRUST            TRUST
                                                             -------------       -------          -------           -----
Investment Income:
   Interest                                                  $     267,727     $     13,628     $     115,405    $    134,882
   Dividends                                                     9,968,041          388,508         8,568,253       4,438,891
   Securities lending                                               84,458            3,617            43,803               -
   Less: Foreign taxes withheld                                          -                -           (17,177)         (9,502)
                                                             -------------     ------------     -------------    ------------
   Total income                                                 10,320,226          405,753         8,710,284       4,564,271
                                                             -------------     ------------     -------------    ------------

Expenses:
   Investment adviser fee (Note 5)                               5,830,493          229,701         4,221,265       2,041,280
   Distribution fee for Series I (Note 6)                          660,425           20,592           488,889         419,899
   Distribution fee for Series II (Note 6)                         726,256           40,721           787,843         135,352
   Distribution fee for Series III (Note 6)                            240              801             1,656               -
   Custodian fee                                                   144,705           52,527           121,560          85,928
   Fund administration fees (Note 5)                                59,584            2,235            50,579          30,860
   Printing and postage fees                                        46,670            1,738            39,083          23,901
   Audit and legal fees                                             30,141           13,232            29,081          19,485
   Registration and filing fees                                     13,627              529            11,105           6,392
   Trustees fees and expenses (Note 7)                               8,195              317             6,968           4,178
   Transfer agent fee for Series III (Note 5)                            -            1,858             1,651               -
   Blue sky fees for Series III (Note 5)                                 -              939             1,100               -
   Miscellaneous                                                    16,313              562            14,259           9,006
                                                             -------------     ------------     -------------    ------------
   Expenses before reductions by investment adviser              7,536,649          365,752         5,775,039       2,776,281
   Less reductions of expenses by investment
   adviser (Note 5)                                                      -           (2,797)           (2,751)              -
                                                             -------------     ------------     -------------    ------------
   Total expenses                                                7,536,649          362,955         5,772,288       2,776,281
                                                             -------------     ------------     -------------    ------------
Net investment income (loss)                                     2,783,577           42,798         2,937,996       1,787,990
                                                             -------------     ------------     -------------    ------------

Net realized gain (loss) on:
   Investment transactions                                      12,015,378          170,319        30,641,406      33,284,028
Change in unrealized appreciation (depreciation) on:
   Investments                                                 137,194,619        4,820,040        93,778,753      10,542,534
                                                             -------------     ------------     -------------    ------------
   Net gain (loss) on investments                              149,209,997        4,990,359       124,420,159      43,826,562
                                                             -------------     ------------     -------------    ------------
Net increase (decrease) in net assets resulting
from operations                                              $ 151,993,574     $  5,033,157     $ 127,358,155    $ 45,614,552
                                                             =============     ============     =============    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                               ALL CAP         FUNDAMENTAL     GROWTH &          GREAT COMPANIES -
                                                                VALUE             VALUE         INCOME                AMERICA
                                                                TRUST             TRUST         TRUST                  TRUST
                                                             ------------      -----------    ------------       -----------------
Investment Income:
   Interest                                                  $     65,539      $    664,335   $     85,454          $  1,104
   Dividends                                                    5,963,504        10,909,269     30,265,970            38,627
   Securities lending                                              21,461            42,020         22,345               146
   Less: Foreign taxes withheld                                   (18,898)         (264,394)       (28,142)                -
                                                             ------------      ------------   ------------          --------
   Total income                                                 6,031,606        11,351,230     30,345,627            39,877
                                                             ------------      ------------   ------------          --------

Expenses:
   Investment adviser fee (Note 5)                              2,319,635         4,920,784      8,459,407            20,472
   Distribution fee for Series I (Note 6)                         268,625           578,104      2,136,492                 -
   Distribution fee for Series II (Note 6)                        470,042           973,297        410,837             9,554
   Distribution fee for Series III (Note 6)                           693               978            857                 -
   Custodian fee                                                   98,578           173,937        267,413            14,504
   Fund administration fees (Note 5)                               29,943            61,998        158,754               287
   Printing and postage fees                                       24,318            48,294        120,457               170
   Audit and legal fees                                            20,197            28,704         53,303            12,741
   Registration and filing fees                                     7,528            14,052         31,374                78
   Trustees fees and expenses (Note 7)                              4,354             8,632         20,886                39
   Transfer agent fee for Series III (Note 5)                       1,254             1,970            829                 -
   Blue sky fees for Series III (Note 5)                              902             1,008          1,167                 -
   Miscellaneous                                                    7,864            16,994         53,050                91
                                                             ------------      ------------   ------------          --------
   Expenses before reductions by investment adviser             3,253,933         6,828,752     11,714,826            57,936
   Less reductions of expenses by investment adviser
   (Note 5)                                                        (2,156)           (2,978)        (1,996)           (5,341)
                                                             ------------      ------------   ------------          --------
   Total expenses                                               3,251,777         6,825,774     11,712,830            52,595
                                                             ------------      ------------   ------------          --------
Net investment income (loss)                                    2,779,829         4,525,456     18,632,797           (12,718)
                                                             ------------      ------------   ------------          --------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                     19,153,357        (1,890,577)   150,566,008             9,716
   Foreign currency and forward foreign currency contracts              -           (41,624)             -                 -
Change in unrealized appreciation (depreciation) on:                                                                       -
   Investments                                                 29,536,876        75,788,732   (74,588,604)            32,245
   Translation of foreign currency and forward foreign
   currency contracts                                                   -               694              -                 -
                                                             ------------      ------------   ------------          --------
   Net gain (loss) on investments, foreign currency and
   forward foreign currency contracts                          48,690,233        73,857,225     75,977,404            41,961
                                                             ------------      ------------   ------------          --------

Net increase (decrease) in net assets resulting from
operations                                                   $ 51,470,062      $ 78,382,681   $ 94,610,201          $ 29,243
                                                             ============      ============   ============          ========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              QUANTITATIVE                         INCOME &         GLOBAL
                                                                 VALUE         EQUITY-INCOME         VALUE        ALLOCATION
                                                                 TRUST *           TRUST             TRUST           TRUST
                                                              ------------     -------------      -----------     -----------
Investment Income:
   Interest                                                   $     41,454     $   1,759,785      $ 9,549,170     $ 1,339,030
   Dividends                                                     2,331,111        39,568,667        7,093,002       2,114,160
   Securities lending                                                5,924            94,928           88,791          16,563
   Less: Foreign taxes withheld                                     (2,536)         (291,876)        (122,263)        (98,878)
                                                              ------------     -------------      -----------     -----------
   Total income                                                  2,375,953        41,131,504       16,608,700       3,370,875
                                                              ------------     -------------      -----------     -----------

Expenses:
   Investment adviser fee (Note 5)                                 727,800        12,128,093        4,486,788       1,029,176
   Distribution fee for Series I (Note 6)                          153,045         1,916,897          874,766         130,718
   Distribution fee for Series II (Note 6)                          67,367         1,465,063          374,841         175,172
   Distribution fee for Series III (Note 6)                            111             1,748                -             143
   Custodian fee                                                    49,223           310,048          298,919         234,385
   Fund administration fees (Note 5)                                10,191           164,885           63,649          10,599
   Printing and postage fees                                        10,606           127,798           69,760           8,865
   Audit and legal fees                                             15,704            62,960           67,081          15,533
   Registration and filing fees                                      3,213            35,598           13,233           2,533
   Trustees fees and expenses (Note 7)                               1,591            22,475            8,363           1,468
   Transfer agent fee for Series III (Note 5)                            -             3,663                -               -
   Blue sky fees for Series III (Note 5)                                 -             1,755                -               -
   Miscellaneous                                                     1,514            47,540           19,639           2,616
                                                              ------------     -------------      -----------     -----------
   Expenses before reductions by investment adviser              1,040,365        16,288,523        6,277,039       1,611,208
   Less reductions of expenses by investment adviser (Note 5)            -          (504,899)               -               -
                                                              ------------     -------------      -----------     -----------
   Total expenses                                                1,040,365        15,783,624        6,277,039       1,611,208
                                                              ------------     -------------      -----------     -----------
Net investment income (loss)                                     1,335,588        25,347,880       10,331,661       1,759,667
                                                              ------------     -------------      -----------     -----------
Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                      11,526,460        69,242,979       40,167,988       5,695,057
   Foreign currency and forward foreign currency contracts             193           (43,476)        (129,077)       (355,423)
Change in unrealized appreciation (depreciation) on:
   Investments                                                  22,000,904       150,085,037        3,962,356      13,432,839
   Translation of foreign currency and forward foreign
     currency contracts                                                  -             2,454           10,444         343,131
                                                              ------------     -------------      -----------     -----------
   Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                         33,527,557       219,286,994       44,011,711      19,115,604
                                                              ------------     -------------      -----------     -----------

Net increase (decrease) in net assets resulting from
operations                                                    $ 34,863,145     $ 244,634,874      $54,343,372     $20,875,271
                                                              ============     =============      ===========     ===========

* For the period May 3, 2004 (commencement of operations) to December 31, 2004.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                  HIGH           STRATEGIC         STRATEGIC        GLOBAL
                                                                 YIELD             BOND             INCOME           BOND
                                                                 TRUST             TRUST            TRUST *          TRUST
                                                              ------------     -------------      -----------     -----------
Investment Income:
   Interest                                                   $ 89,220,044     $  35,014,651      $   368,912     $18,471,041
   Dividends                                                       735,556             8,523              375          70,393
   Securities lending                                              419,729           156,515              258          44,505
   Less: Foreign taxes withheld                                        (17)              (42)          (1,933)        (37,246)
                                                              ------------     -------------      -----------     -----------
   Total income                                                 90,375,312        35,179,647          367,612      18,548,693
                                                              ------------     -------------      -----------     -----------

Expenses:
   Investment adviser fee (Note 5)                               6,560,794         4,500,084           55,452       3,731,728
   Distribution fee for Series I (Note 6)                          999,847           736,702            5,245         570,181
   Distribution fee for Series II (Note 6)                       1,601,675           904,954           18,814         845,354
   Distribution fee for Series III (Note 6)                          2,518             1,612                -           1,520
   Custodian fee                                                   423,374           384,528           26,156         457,326
   Fund administration fees (Note 5)                               103,592            67,727              724          53,441
   Printing and postage fees                                        82,420            53,442              767          41,381
   Audit and legal fees                                             39,925            41,724           13,192          35,045
   Registration and filing fees                                     24,376            14,767              225          11,173
   Trustees fees and expenses (Note 7)                              14,604             9,210              113           7,527
   Transfer agent fee for Series III (Note 5)                        4,755             3,352                -           2,523
   Blue sky fees for Series III (Note 5)                             1,307             1,332                -           1,547
   Miscellaneous                                                    27,715            21,755              317          17,327
                                                              ------------     -------------      -----------     -----------
   Expenses before reductions by investment adviser              9,886,902         6,741,189          121,005       5,776,073
   Less reductions of expenses by investment adviser
     (Note 5)                                                       (6,062)           (4,684)               -          (4,070)
                                                              ------------     -------------      -----------     -----------
   Total expenses                                                9,880,840         6,736,505          121,005       5,772,003
                                                              ------------     -------------      -----------     -----------
Net investment income (loss)                                    80,494,472        28,443,142          246,607      12,776,690
                                                              ------------     -------------      -----------     -----------

Realized and unrealized gain (loss) on investments,
   options,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                      13,703,646        17,043,914           28,970       2,928,639
   Futures contracts                                                     -        (3,235,796)         (67,520)     13,794,627
   Written options contracts                                             -                 -                -         968,932
   Interest rate swaps                                                   -                 -                -      (1,381,581)
   Foreign currency and forward foreign currency contracts         747,643          (525,159)         (56,189)      6,913,516
Change in unrealized appreciation (depreciation) on:
   Investments                                                  29,383,518         7,377,991        1,039,113      24,188,947
   Futures contracts                                                     -         1,362,574            1,230       1,863,479
   Written options contracts                                             -                 -                -         404,676
   Interest rate swaps                                                   -                 -                -      (3,142,232)
   Translation of foreign currency and forward foreign
     currency contracts                                             (1,364)          808,997           21,567       9,591,231
                                                              ------------     -------------      -----------     -----------
   Net gain (loss) on investments, options, foreign
   currency and forward foreign currency contracts              43,833,443        22,832,521          967,171      56,130,234
                                                              ------------     -------------      -----------     -----------

Net increase (decrease) in net assets resulting from
   operations                                                 $124,327,915     $  51,275,663      $ 1,213,778     $68,906,924
                                                              ============     =============      ===========     ===========

* For the period May 3, 2004 (commencement of operations) to December 31, 2004.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              DIVERSIFIED       INVESTMENT           TOTAL        REAL RETURN
                                                                 BOND          QUALITY BOND         RETURN           BOND
                                                                 TRUST            TRUST              TRUST           TRUST
                                                              ------------     -------------      -----------     -----------
Investment Income:
   Interest                                                   $ 18,500,787     $  26,830,785      $36,791,635     $ 6,087,469
   Dividends                                                             -             9,864          292,609               -
   Securities lending                                               50,119            55,064          110,865           6,279
   Less: Foreign taxes withheld                                       (699)           (3,227)               -               -
                                                              ------------     -------------      -----------     -----------
   Total income                                                 18,550,207        26,892,486       37,195,109       6,093,748
                                                              ------------     -------------      -----------     -----------
Expenses:
   Investment adviser fee (Note 5)                               2,546,700         2,371,047        8,198,876       2,421,965
   Distribution fee for Series I (Note 6)                          408,556           566,915        1,303,803         244,863
   Distribution fee for Series II (Note 6)                         532,205           336,663        1,736,238         840,762
   Distribution fee for Series III (Note 6)                            104               384            6,046           1,007
   Custodian fee                                                   226,835           294,264          365,450         147,233
   Fund administration fees (Note 5)                                36,313            46,255          130,101          34,813
   Printing and postage fees                                        29,377            36,009          103,663          27,380
   Audit and legal fees                                             26,376            30,791           47,240          25,726
   Registration and filing fees                                      7,293             8,358           25,884           8,223
   Trustees fees and expenses (Note 7)                               4,693             5,866           16,794           4,937
   Transfer agent fee for Series III (Note 5)                            -             1,390           17,962           2,672
   Blue sky fees for Series III (Note 5)                                 -             1,114            3,176           1,011
   Miscellaneous                                                    11,560            15,035           45,305          16,655
                                                              ------------     -------------      -----------     -----------
   Expenses before reductions by investment adviser              3,830,012         3,714,091       12,000,538       3,777,247
   Less reductions of expenses by investment adviser
     (Note 5)                                                            -            (2,504)         (21,138)         (3,683)
                                                              ------------     -------------      -----------     -----------
   Total expenses                                                3,830,012         3,711,587       11,979,400       3,773,564
                                                              ------------     -------------      -----------     -----------
Net investment income (loss)                                    14,720,195        23,180,899       25,215,709       2,320,184
                                                              ------------     -------------      -----------     -----------
Realized and unrealized gain (loss) on investments,
   options,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                       5,305,373         2,054,125       15,866,589      27,701,701
   Futures contracts                                                     -        (2,086,257)      30,449,062         316,110
   Written options contracts                                             -                 -        3,664,431         518,736
   Interest rate swaps                                                   -                 -        5,581,300        (902,937)
   Foreign currency and forward foreign currency contracts        (389,281)                -           12,810         (21,261)
Change in unrealized appreciation (depreciation) on:
   Investments                                                  (2,109,423)       (1,595,614)      (4,892,603)      4,414,475
   Futures contracts                                                     -           333,741       (8,379,215)         92,496
   Written options contracts                                             -                 -         (700,566)        (74,292)
   Interest rate swaps                                                   -                 -        1,016,210         737,933
   Translation of foreign currency and forward foreign
      currency contract                                             15,550                 -        1,355,484          44,161
                                                              ------------     -------------      -----------     -----------
   Net gain (loss) on investments, options, foreign
      currency and forward foreign currency contracts            2,822,219        (1,294,005)      43,973,502      32,827,122
                                                              ------------     -------------      -----------     -----------
Net increase (decrease) in net assets resulting from
   operations                                                 $ 17,542,414     $  21,886,894      $69,189,211     $35,147,306
                                                              ============     =============      ===========     ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                             U.S. GOVERNMENT      MONEY            LIFESTYLE       LIFESTYLE
                                                               SECURITIES         MARKET        AGGRESSIVE 1000   GROWTH 820
                                                                  TRUST           TRUST              TRUST           TRUST
                                                             ---------------   -------------    ---------------  ------------
Investment Income:
   Interest                                                   $ 17,766,201     $  29,409,442                -               -
   Income distributions received                                         -                 -     $  2,379,323    $ 25,127,411
                                                              ------------     -------------     ------------    ------------
   Total income                                                 17,766,201        29,409,442        2,379,323      25,127,411
                                                              ------------     -------------     ------------    ------------
Expenses:
   Investment adviser fee (Note 5)                               3,701,482         7,248,539          340,510       1,358,402
   Distribution fee for Series I (Note 6)                          722,441         2,781,308                -               -
   Distribution fee for Series II (Note 6)                         803,687           746,625                -               -
   Distribution fee for Series III (Note 6)                            941            17,421            1,024           1,782
   Custodian fee                                                   270,117           272,429                -               -
   Fund administration fees (Note 5)                                67,999           154,214           58,489         229,374
   Printing and postage fees                                        52,872           133,310                -               -
   Audit and legal fees                                             35,138            55,377           26,981          71,970
   Registration and filing fees                                     11,477            32,909           12,935          52,478
   Trustees fees and expenses (Note 7)                               8,411            19,783            8,350          32,615
   Transfer agent fee for Series III (Note 5)                        3,552            64,793           10,777           7,479
   Blue sky fees for Series III (Note 5)                             1,333            10,517            1,737           1,816
   Miscellaneous                                                    24,766            34,720            6,233          23,923
                                                              ------------     -------------     ------------    ------------
   Expenses before reductions by investment adviser              5,704,216        11,571,945          467,036       1,779,839
   Less reductions of expenses by investment adviser
      (Note 5)                                                      (4,885)          (75,310)         (12,514)         (9,295)
                                                              ------------     -------------     ------------    ------------
   Total expenses                                                5,699,331        11,496,635          454,522       1,770,544
                                                              ------------     -------------     ------------    ------------
Net investment income (loss)                                    12,066,870        17,912,807        1,924,801      23,356,867
                                                              ------------     -------------     ------------    ------------
Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                      19,425,915                 -       70,362,308     211,532,468
   Futures contracts                                            (3,224,475)                -                -               -
Capital gain distributions received                                      -                 -        2,157,280       7,167,338
Change in unrealized appreciation (depreciation) on:
   Investments                                                  (8,406,810)                -       26,973,812     187,928,431
   Futures contracts                                                21,780                 -                -               -
                                                              ------------     -------------     ------------    ------------
   Net gain (loss) on investments, foreign currency and
   forward foreign currency contracts                            7,816,410                 -       99,493,400     406,628,237
                                                              ------------     -------------     ------------    ------------
Net increase (decrease) in net assets resulting from
   operations                                                 $ 19,883,280     $  17,912,807     $101,418,201    $429,985,104
                                                              ============     =============     ============    ============


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           LIFESTYLE         LIFESTYLE          LIFESTYLE           AMERICAN
                                                         BALANCED 640       MODERATE 460     CONSERVATIVE 280        GROWTH
                                                             TRUST             TRUST             TRUST                TRUST
                                                       ----------------   ---------------   -----------------    --------------
Investment Income:
   Income distributions received                       $     46,621,643   $    20,125,837   $      14,910,280    $    1,086,724
                                                       ----------------   ---------------   -----------------    --------------
   Total income                                              46,621,643        20,125,837          14,910,280         1,086,724
                                                       ----------------   ---------------   -----------------    --------------

Expenses:
   Investment adviser fee (Note 5)                            1,437,267           490,095             295,227                 -
   Distribution fee for Series I (Note 6)                             -                 -                   -            32,284

   Distribution fee for Series II (Note 6)                            -                 -                   -         2,386,755
   Distribution fee for Series III (Note 6)                       2,417               488                 632                 -
   Fund administration fees (Note 5)                            246,199            83,979              48,917            40,574
   Printing and postage fees                                          -                 -                   -            31,656
   Audit and legal fees                                          76,949            34,362              25,210            19,050
   Registration and filing fees                                  56,298            19,177              11,044             8,991
   Trustees fees and expenses (Note 7)                           34,799            11,740               6,658             6,050
   Transfer agent fee for Series III (Note 5)                    16,195             1,143               6,848                 -
   Blue sky fees for Series III (Note 5)                          2,476               953               1,585                 -
   Miscellaneous                                                 25,572             8,665               5,230             9,078
                                                       ----------------   ---------------   -----------------    --------------
   Expenses before reductions by investment
   adviser                                                    1,898,172           650,602             401,351         2,534,438
   Less reductions of expenses by investment
   adviser (Note 5)                                             (18,671)           (2,096)             (8,433)                -
                                                       ----------------   ---------------   -----------------    --------------
   Total expenses                                             1,879,501           648,506             392,918         2,534,438
                                                       ----------------   ---------------   -----------------    --------------
Net investment income (loss)                                 44,742,142        19,477,331          14,517,362        (1,447,714)
                                                       ----------------   ---------------   -----------------    --------------

Realized and unrealized gain (loss) on investments:
   foreign currency and forward foreign currency
   contracts:
Net realized gain (loss) on:
   Investment transactions                                  206,274,053        57,128,777          22,230,660         1,395,906
Capital gain distributions received                           8,482,711         3,685,340           2,883,449                 -
Change in unrealized appreciation (depreciation) on:
   Investments                                              154,304,219        28,898,051           8,571,907        66,247,974
                                                       ----------------   ---------------   -----------------    --------------
   Net gain (loss) on investments                           369,060,983        89,712,168          33,686,016        67,643,880
                                                       ----------------   ---------------   -----------------    --------------

Net increase (decrease) in net assets resulting from
operations                                             $    413,803,125   $   109,189,499   $      48,203,378    $   66,196,166
                                                       ================   ===============   =================    ==============

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            AMERICAN       AMERICAN BLUE CHIP      AMERICAN         SMALL-MID
                                                         INTERNATIONAL     INCOME AND GROWTH     GROWTH-INCOME      CAP GROWTH
                                                             TRUST                 TRUST             TRUST             TRUST
                                                        --------------     ------------------    -------------    ------------
Investment Income:
   Interest                                                         -                     -                  -    $         535
   Dividends                                                        -                     -                  -           31,552
   Income distributions received                         $  3,467,742       $     1,039,124       $  4,349,953                -
   Securities lending                                               -                     -                  -            1,001
   Less: Foreign taxes withheld                                     -                     -                  -               (5)
                                                         ------------       ---------------       ------------    -------------
   Total income                                             3,467,742             1,039,124          4,349,953           33,083
                                                         ------------       ---------------       ------------    -------------

Expenses:
   Investment adviser fee (Note 5)                                  -                     -                  -           21,693
   Distribution fee for Series I (Note 6)                      20,622                 7,914             17,332            4,067
   Distribution fee for Series II (Note 6)                  1,044,995               881,364          1,773,822                -
   Custodian fee                                                    -                     -                  -           22,630
   Fund administration fees (Note 5)                           21,002                19,833             28,615              265
   Printing and postage fees                                   15,263                13,845             22,839              205
   Audit and legal fees                                        14,062                13,781             16,118            4,223
   Registration and filing fees                                 3,936                 3,704              6,500               55
   Trustees fees and expenses (Note 7)                          3,015                 2,856              4,295               36
   Miscellaneous                                                6,251                 5,449              6,312              171
                                                         ------------       ---------------       ------------    -------------
   Expenses before reductions by investment adviser         1,129,146               948,746          1,875,833           53,345
   Less reductions of expenses by investment adviser
    (Note 5)                                                        -                     -                  -          (15,216)
                                                         ------------       ---------------       ------------    -------------
   Total expenses                                           1,129,146               948,746          1,875,833           38,129
                                                         ------------       ---------------       ------------    -------------
Net investment income (loss)                                2,338,596                90,378          2,474,120           (5,046)
                                                         ------------       ---------------       ------------    -------------

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
   Investment transactions                                 31,102,176            19,910,522            947,761          344,063
Change in unrealized appreciation (depreciation) on:
   Investments                                              8,703,116            (5,604,318)        38,524,077           25,579
                                                         ------------       ---------------       ------------    -------------
   Net gain (loss) on  investments                         39,805,292            14,306,204         39,471,838          369,642
                                                         ------------       ---------------       ------------    -------------

Net increase (decrease) in net assets resulting from
operations                                               $ 42,143,888       $    14,396,582       $ 41,945,958    $     364,596
                                                         ============       ===============       ============    =============

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                             SMALL-MID        INTERNATIONAL          SELECT             GLOBAL
                                                                CAP           EQUITY SELECT          GROWTH          EQUITY SELECT
                                                               TRUST             TRUST                TRUST             TRUST
                                                           ------------       -------------         ---------        -------------
Investment Income:
   Interest                                                $     18,437       $      10,048         $     419        $         488
   Dividends                                                    401,484           1,549,281            38,299               94,542
   Securities lending                                             7,564              48,490               208                1,803
   Less: Foreign taxes withheld                                       -            (165,512)             (358)              (6,896)
                                                           ------------       -------------         ---------        -------------
   Total income                                                 427,485           1,442,307            38,568               89,937
                                                           ------------       -------------         ---------        -------------

Expenses:
   Investment adviser fee (Note 5)                              596,916             423,677            24,543               29,095
   Distribution fee (Note 6)                                    140,142 +           104,382 +           4,602                4,849
   Custodian fee                                                 32,202              74,452            17,907               18,980
   Fund administration fees (Note 5)                             11,789               8,749               304                  316
   Printing and postage fees                                      7,048               5,213               234                  244
   Audit and legal fees                                          21,696              18,916             3,899                3,756
   Registration and filing fees                                   2,103               1,553                62                   63
   Trustees fees and expenses (Note 7)                            1,523               1,130                40                   42
   Miscellaneous                                                  7,412              10,283             4,697                  914
                                                           ------------       -------------         ---------        -------------
   Expenses before reductions by investment adviser             820,831             648,355            56,288               58,259
   Less reductions of expenses by investment adviser
    (Note 5)                                                          -             (49,681)          (18,102)             (14,730)
                                                           ------------       -------------         ---------        -------------
   Total expenses                                               820,831             598,674            38,186               43,529
                                                           ------------       -------------         ---------        -------------
Net investment income (loss)                                   (393,346)            843,633               382               46,408
                                                           ------------       -------------         ---------        -------------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency
    contracts:
Net realized gain (loss) on:
   Investment transactions                                   23,331,868          20,254,595           (10,209)               8,456
   Foreign currency and forward foreign currency
    contracts                                                         -            (181,583)                -               (1,369)
Change in unrealized appreciation (depreciation) on:
   Investments                                              (21,831,243)        (20,805,293)           89,429              324,760
   Translation of foreign currency and forward foreign
    currency contracts                                                -                 818                 -                    9
                                                           ------------       -------------         ---------        -------------
   Net gain (loss) on investments, foreign currency
    and forward foreign currency contracts                    1,500,625            (731,463)           79,220              331,856
                                                           ------------       -------------         ---------        -------------
Net increase (decrease) in net assets resulting from
 operations                                                $  1,107,279       $     112,170         $  79,602        $     378,264
                                                           ============       =============         =========        =============

+ comprised of $59,844,$80,233 and $65 for Series I, Series II, Series III, respectively for Small-Mid Cap Trust and $45,297,$59,036 and $49 for Series I, Series II and Series III, respectively for International Equity Select Trust.

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                         CORE           HIGH
                                                                        VALUE        GRADE BOND
                                                                        TRUST          TRUST
                                                                     ----------    -------------
Investment Income:
   Interest                                                          $      896    $   1,700,236
   Dividends                                                             53,604                -
   Securities lending                                                        53           12,116
                                                                     ----------    -------------
   Total income                                                          54,553        1,712,352
                                                                     ----------    -------------

Expenses:
   Investment adviser fee (Note 5)                                       27,992          291,135
   Distribution fee (Note 6)                                              5,249          114,806 +
   Custodian fee                                                         17,220           40,970
   Fund administration fees (Note 5)                                        347            9,660
   Printing and postage fees                                                266            6,301
   Audit and legal fees                                                   3,428           19,809
   Registration and filing fees                                              84            1,791
   Trustees fees and expenses (Note 7)                                       46            1,183
   Miscellaneous                                                            112            9,515
                                                                     ----------    -------------
   Expenses before reductions by investment adviser                      54,744          495,170
   Less reductions of expenses by investment adviser (Note 5)           (13,940)         (36,888)
                                                                     ----------    -------------
   Total expenses                                                        40,804          458,282
                                                                     ----------    -------------
Net investment income (loss)                                             13,749        1,254,070
                                                                     ----------    -------------

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
   Investment transactions                                               99,347       (1,735,867)
   Foreign currency and forward foreign currency contracts                    -                -
Change in unrealized appreciation (depreciation) on:
   Investments                                                            3,048          608,363
                                                                     ----------    -------------
   Net gain (loss) on investments                                       102,395       (1,127,504)
                                                                     ----------    -------------

Net increase (decrease) in net assets resulting from operations      $  116,144    $     126,566
                                                                     ==========    =============

+ comprised of $51,296,$63,480 and $30 for Series I,Series II and series III, respectively.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                      SCIENCE &               PACIFIC RIM TRUST                 HEALTH
                                                     TECHNOLOGY            (FORMERLY,PACIFIC RIM               SCIENCES
                                                       TRUST               EMERGING MARKETS TRUST)               TRUST
                                           ---------------------------  ---------------------------  -----------------------------

                                                 YEAR          YEAR          YEAR          YEAR           YEAR            YEAR
                                                ENDED          ENDED         ENDED        ENDED          ENDED           ENDED
                                              12/31/2004    12/31/2003    12/31/2004    12/31/2003     12/31/2004      12/31/2003
                                           -------------   -----------  ------------  -------------  -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               ($  1,681,267)  ($3,995,607) $    477,233  $     454,341  ($  1,709,457)  ($  1,016,220)
Net realized gain (loss) on:
     Investment transactions                  49,837,545   (54,186,358)    4,135,392     (1,191,780)    15,062,889       1,451,554
     Written options contracts                         -             -            -               -      4,292,815         993,358
     Foreign currency and forward
     foreign currency contracts                  (20,606)      (14,580)       10,581        (99,877)       (20,375)        (10,411)

Change in unrealized appreciation
(depreciation) on:
     Investments                             (47,633,630)  259,087,159     9,380,414     23,850,264      6,987,432      32,000,602
     Written options contracts                         -             -             -              -     (1,244,900)        691,808
     Foreign currency and forward
     foreign currency contracts                      390           290       167,480         (2,783)             8             (19)
                                           -------------   -----------  ------------  -------------  -------------   -------------
Net increase (decrease) in net assets
resulting from operations                        502,432   200,890,904    14,171,100     23,010,165     23,368,412      34,110,672
Distribution to shareholders from:
     Net investment income
       Series I                                        -             -      (341,514)       (79,371)             -               -
       Series II                                       -             -      (104,416)       (12,910)             -               -
       Series III                                      -             -           (35)             -              -
                                           -------------   -----------  ------------  -------------  -------------   -------------
     Total distributions                               -             -      (445,965)       (92,281)             -               -
Capital Shares Transactions-:
     Series I
       Net proceeds from sales of shares      24,711,289    89,527,697    29,801,460    137,958,252     29,374,533      28,537,648
       Reinvestment of distributions                   -             -       341,514         79,371              -               -
       Cost of shares redeemed               (92,570,366) (118,224,502)  (27,173,238)  (136,713,813)   (23,481,612)    (13,989,412)
       Proceeds from shares issued in
       connection with reorganization
       (Note 1)                                        -    41,314,229             -              -              -               -
                                           -------------   -----------  ------------  -------------  -------------   -------------
     Total Series I transactions             (67,859,077)   12,617,424     2,969,736      1,323,810      5,892,921      14,548,236
     Series II
       Net proceeds from sales of shares      19,890,581    38,341,623    20,208,135     56,984,927     24,225,973      29,341,593
       Reinvestment of distributions                   -          -          104,416         12,910              -               -
       Cost of shares redeemed               (14,884,795)   (6,151,399)  (14,803,209)   (45,257,098)    (9,081,143)     (1,253,548)
       Proceeds from shares issued in
       connection with
       reorganization (Note 1)                         -     7,920,788             -              -              -               -
                                           -------------   -----------  ------------  -------------  -------------   -------------
     Total Series II transactions              5,005,786    40,111,012     5,509,342     11,740,739     15,144,830      28,088,045
     Series III
       Net proceeds from sales of shares         541,802        12,594       130,650          6,009        199,384          42,919
       Reinvestment of distributions                   -             -            35              -              -               -
       Cost of shares redeemed                   (71,390)       (6,679)      (73,948)        (3,093)       (92,496)         (8,281)
                                           -------------   -----------  ------------  -------------  -------------   -------------
     Total Series III transactions               470,412         5,915        56,737          2,916        106,888          34,638
Net increase (decrease) in net assets
  from capital share transactions            (62,382,879)   52,734,351     8,535,815     13,067,465     21,144,639      42,670,919
                                           -------------   -----------  ------------  -------------  -------------   -------------
Increase (decrease) in net assets            (61,880,447)  253,625,255    22,260,950     35,985,349     44,513,051      76,781,591
Net assets at beginning of period            623,242,375   369,617,120    86,208,884     50,223,535    154,781,312      77,999,721
                                           -------------   -----------  ------------  -------------  -------------   -------------
Net assets at end of period                 $561,361,928   623,242,375  $108,469,834  $  86,208,884   $199,294,363    $154,781,312
                                           =============   ===========  ============  =============  =============   =============
Undistributed net investment income (loss)             -             -  $    753,862  $     386,136              -               -
                                           =============   ===========  ============  =============  =============   =============

    -Capital Shares Issued and Redeemed:
     Series I
       Shares sold                             2,216,694     9,667,375     3,410,848     19,382,842      2,010,388       2,422,196
       Reinvestment of distributions                   -             -        37,081         14,671              -               -
       Shares redeemed                        (8,503,408)  (12,829,869)   (3,199,065)   (19,114,680)    (1,669,215)     (1,206,935)
       Shares issued in connection with
       reorganization (Note 1)                         -     4,759,704             -              -              -               -
                                           -------------   -----------  ------------  -------------  -------------   -------------
     Net increase (decrease)                  (6,286,714)    1,597,210       248,864        282,833        341,173       1,215,261
                                           =============   ===========  ============  =============  =============   =============

     Series II
       Shares sold                             1,787,002     4,027,780     2,315,854      8,965,635      1,672,528       2,518,844
       Reinvestment of distributions                   -             -        11,374          2,386              -               -
       Shares redeemed                        (1,379,713)     (650,029)   (1,761,071)    (7,291,408)      (653,377)       (103,957)
       Shares issued in connection with
       reorganization (Note 1)                         -       912,533             -              -              -               -
                                           -------------   -----------  ------------  -------------  -------------   -------------
     Net increase (decrease)                     407,289     4,290,284       566,157      1,676,613      1,019,151       2,414,887
                                           =============   ===========  ============  =============  =============   =============
     Series III
       Shares sold                                50,474         1,186        15,170            755         14,199           3,388
       Reinvestment of distributions                   -             -             3              -              -               -
       Shares redeemed                            (6,232)         (637)       (8,557)          (393)        (6,487)           (640)
                                           -------------   -----------  ------------  -------------  -------------   -------------
     Net increase (decrease)                      44,242           549         6,616            362          7,712           2,748
                                           =============   ===========  ============  =============  =============   =============

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                      EMERGING                   AGGRESSIVE                     EMERGING
                                                       GROWTH                      GROWTH                    SMALL COMPANY
                                                       TRUST                       TRUST                         TRUST
                                           ---------------------------  ----------------------------  -----------------------------
                                               YEAR        05/05/2003*      YEAR            YEAR          YEAR           YEAR
                                               ENDED           TO           ENDED           ENDED         ENDED          ENDED
                                            12/31/2004     12/31/2003    12/31/2004      12/31/2003    12/31/2004     12/31/2003
                                           -------------   -----------  -------------   ------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               ($    813,071)  ($   36,694) ($  2,729,745)    (2,174,917) ($  3,950,652) ($  2,283,757)
Net realized gain (loss) on:
    Investment transactions                  (19,981,114)      625,248     39,090,033     (3,581,642)    47,123,992    (11,730,417)
    Futures contracts                                  -             -        385,445              -              -              -
    Written options contracts                          -             -        503,539         27,218              -              -
    Foreign currency and forward foreign
     currency contracts                                -             -              -              -            396            527
Change in unrealized appreciation (depre-
 ciation) on:
    Investments                               34,322,471       657,847      1,153,696     82,529,333      9,087,929    144,059,646
    Written options contracts                          -             -        (41,555)        11,497              -              -
    Foreign currency and forward foreign
     currency contracts                                -             -              -              -            (21)            21
                                           -------------   -----------  -------------   ------------  -------------  -------------
Net increase (decrease) in net assets
 resulting from operations                    13,528,286     1,246,401     38,361,413     76,811,489     52,261,644    130,046,020
Distribution to shareholders from:
    Net realized short term gains on
       investments, futures, and foreign
       currency transactions
      Series I                                   (97,582)     (118,331)             -              -              -              -
      Series II                                 (161,111)     (228,962)             -              -              -              -
      Series III                                      (2)           (4)             -              -              -              -
                                           -------------   -----------  -------------   ------------  -------------  -------------
    Total distributions                         (258,695)     (347,297)             -              -              -              -
Capital Shares Transactions:
    Series I
      Net proceeds from sales of shares      281,163,105     2,736,305     86,131,068     46,648,776     32,743,364     69,413,573
      Reinvestment of distributions               97,582       118,331              -              -              -              -
      Cost of shares redeemed                (11,513,142)      (68,203)   (61,399,234)   (79,138,654)   (82,478,449)   (75,236,064)
                                           -------------   -----------  -------------   ------------  -------------  -------------
    Total Series I transactions              269,747,545     2,786,433     24,731,834    (32,489,878)   (49,735,085)    (5,822,491)

    Series II
      Net proceeds from sales of shares       16,090,999     6,397,588     96,265,941     28,116,335     50,669,585     53,969,432
      Reinvestment of distributions              161,111       228,962              -              -              -              -
      Cost of shares redeemed                 (8,417,392)   (1,054,181)   (14,490,853)   (14,152,388)   (25,059,379)    (5,309,310)
                                           -------------   -----------  -------------   ------------  -------------  -------------
    Total Series II transactions               7,834,718     5,572,369     81,775,088     13,963,947     25,610,206     48,660,122

    Series III
      Net proceeds from sales of shares          215,345           100        275,146            192        213,776         12,311
      Reinvestment of distributions                    2             4              -              -              -              -
      Cost of shares redeemed                    (46,316)            -        (40,988)            (6)       (52,795)       (11,777)
                                           -------------   -----------  -------------   ------------  -------------  -------------
    Total Series III transactions                169,031           104        234,158            186        160,981            534
Net increase (decrease) in net assets
 from capital
    share transactions                       277,751,294     8,358,906    106,741,080    (18,525,745)   (23,963,898)    42,838,165
                                           -------------   -----------  -------------   ------------  -------------  -------------
Increase (decrease) in net assets            291,020,885     9,258,010    145,102,493     58,285,744     28,297,746    172,884,185
Net assets at beginning of period              9,258,010             -    301,406,016    243,120,272    484,269,931    311,385,746
                                           -------------   -----------  -------------   ------------  -------------  -------------
Net assets at end of period                $ 300,278,895   $ 9,258,010  $ 446,508,509   $301,406,016  $ 512,567,677  $ 484,269,931
                                           =============   ===========  =============   ============  =============  =============
Undistributed net investment income (loss)             -             -              -              -              -              -
                                           =============   ===========  =============   ============  =============  =============
Capital Shares Issued and Redeemed:
    Series I
      Shares sold                             17,892,428       198,870      6,506,150      4,327,513      1,241,276      3,188,609
      Reinvestment of distributions                6,199         7,423              -              -              -              -
      Shares redeemed                           (753,688)       (4,512)    (4,599,808)    (7,422,269)    (3,154,747)    (3,528,616)
                                           -------------   -----------  -------------   ------------  -------------  -------------
    Net increase (decrease)                   17,144,939       201,781      1,906,342     (3,094,756)    (1,913,471)      (340,007)
                                           =============   ===========  =============   ============  =============  =============
    Series II
      Shares sold                              1,051,739       441,551      7,274,200      2,557,029      1,935,775      2,495,921
      Reinvestment of distributions               10,262        14,382              -              -              -              -
      Shares redeemed                          (559,779)       (69,392)    (1,100,270)    (1,264,397)     (974,682)       (240,658)
                                           -------------   -----------  -------------   ------------  -------------  -------------
    Net increase (decrease)                      502,222       386,541      6,173,930      1,292,632        961,093      2,255,263
                                           =============   ===========  =============   ============  =============  =============
    Series III
      Shares sold                                 13,860             7         20,708             15          8,121            513
      Reinvestment of distributions                    -             -              -              -              -              -
      Shares redeemed                             (2,868)            - +       (3,016)             - +       (1,984)          (488)
                                           -------------   -----------  -------------   ------------  -------------  -------------
    Net increase (decrease)                       10,992             7         17,692             15          6,137             25
                                           =============   ===========  =============   ============  =============  =============

* Commencement of operations
+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                           SMALL COMPANY             SMALL                 DYNAMIC
                                                              BLEND                 COMPANY                GROWTH
                                                              TRUST                  TRUST                 TRUST
                                                  -----------------------------   ------------   ----------------------------
                                                      YEAR            YEAR          5/3/2004*        YEAR           YEAR
                                                      ENDED           ENDED            TO            ENDED          ENDED
                                                   12/31/2004      12/31/2003      12/31/2004     12/31/2004     12/31/2003
                                                  -------------   -------------   ------------   -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                      ($    263,252)  ($    194,346)  ($   158,405)  ($  1,266,549) ($    949,441)
Net realized gain (loss) on:
    Investment transactions                          11,443,499      (8,444,140)     1,954,233       7,838,954     15,051,422
    Foreign currency and forward foreign
     currency contract                                       16               -              -               -             23

Change in unrealized appreciation
 (depreciation) on:
    Investments                                       2,037,334      64,215,879      7,567,455       8,596,905     25,874,818
    Foreign currency and forward foreign
     currency contracts                                      (7)              7              -               -            (14)
                                                  -------------   -------------   ------------   -------------  -------------
Net increase (decrease) in net assets
 resulting from operations                           13,217,590      55,577,400      9,363,283      15,169,310     39,976,808
Capital Shares Transactions  :
    Series I
      Net proceeds from sales of shares               8,968,476      54,915,053     32,488,707       4,371,930     24,233,424
      Cost of shares redeemed                       (30,772,044)    (53,205,995)   (12,679,573)    (26,780,774)   (27,389,832)
      Proceeds from shares issued in
       connection with
      reorganization (Note 1)                                 -               -              -               -     47,815,177
                                                  -------------   -------------   ------------   -------------  -------------
    Total Series I transactions                     (21,803,568)      1,709,058     19,809,134     (22,408,844)    44,658,769

    Series II
      Net proceeds from sales of shares              16,778,838      35,867,061     32,274,164       2,946,791     12,532,103
      Cost of shares redeemed                        (6,828,748)     (4,999,947)    (5,089,125)     (7,891,053)    (4,140,776)
      Proceeds from shares issued in
       connection with
      reorganization (Note 1)                                 -               -              -               -     20,967,893
                                                  -------------   -------------   ------------   -------------  -------------
    Total Series II transactions                      9,950,090      30,867,114     27,185,039      (4,944,262)    29,359,220

    Series III
      Net proceeds from sales of shares                       -               -         64,966               -              -
      Cost of shares redeemed                                 -               -         (8,431)              -              -
                                                  -------------   -------------   ------------   -------------  -------------
    Total Series III transactions                             -               -         56,535               -              -
Net increase (decrease) in net assets
 from capital share transactions                    (11,853,478)     32,576,172     47,050,708     (27,353,106)    74,017,989
                                                  -------------   -------------   ------------   -------------  -------------
Increase (decrease) in net assets                     1,364,112      88,153,572     56,413,991     (12,183,796)   113,994,797
Net assets at beginning of period                   210,524,777     122,371,205              -     181,982,274     67,987,477
                                                  -------------   -------------   ------------   -------------  -------------
Net assets at end of period                       $ 211,888,889   $ 210,524,777   $ 56,413,991   $ 169,798,478  $ 181,982,274
                                                  =============   =============   ============   =============  =============
Undistributed net investment income (loss)                    -               -              -               -              -
                                                  =============   =============   ============   =============  =============
Capital Shares Issued and Redeemed:
    Series I
      Shares sold                                       777,328       5,920,573      2,534,731         993,884      6,733,357
      Shares redeemed                                (2,740,388)     (5,728,663)      (939,354)     (6,125,667)    (7,338,074)
      Shares issued in connection with
       reorganization (Note 1)                                -               -              -               -     13,739,993
                                                  -------------   -------------   ------------   -------------  -------------
    Net increase (decrease)                          (1,963,060)        191,910      1,595,377      (5,131,783)    13,135,276
                                                  =============   =============   ============   =============  =============
    Series II
      Shares sold                                     1,466,751       3,807,670      2,496,616         665,495      3,306,519
      Shares redeemed                                  (613,261)       (525,478)      (388,191)     (1,816,720)    (1,067,335)
      Shares issued in connection with
       reorganization (Note 1)                                -               -              -               -      6,025,256
                                                  -------------   -------------   ------------   -------------  -------------
    Net increase (decrease)                             853,490       3,282,192      2,108,425      (1,151,225)     8,264,440
                                                  =============   =============   ============   =============  =============
    Series III
      Shares sold                                             -               -          4,756               -              -
      Shares redeemed                                         -               -           (601)              -              -
                                                  -------------   -------------   ------------   -------------  -------------
    Net increase (decrease)                                   -               -          4,155               -              -
                                                  =============   =============   ============   =============  =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (formerly, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                       MID CAP                       NATURAL                       ALL CAP
                                                        STOCK                       RESOURCES                       GROWTH
                                                        TRUST                         TRUST                         TRUST
                                             ---------------------------  ---------------------------  ----------------------------
                                                 YEAR          YEAR           YEAR        05/05/2003*     YEAR            YEAR
                                                 ENDED         ENDED          ENDED           TO          ENDED           ENDED
                                               12/31/2004    12/31/2003     12/31/2004    12/31/2003    12/31/2004      12/31/2003
                                             -------------  ------------  -------------  ------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                 ($  2,238,889)   (1,610,004) $   1,844,832  $    323,035  ($    163,900) ($  2,088,892)
Net realized gain (loss) on:
    Investment transactions                     51,361,002    20,391,397     14,465,111     4,834,228     41,547,960    (33,767,028)
    Written options contracts                            -             -              -             -         61,683         66,113
    Foreign currency and forward foreign
      currency contracts                           (27,878)       (6,329)        (1,493)     (103,715)       (91,192)        47,358
Change in unrealized appreciation
    (depreciation) on:
    Investments                                 37,012,115    77,436,540     81,445,080    39,255,276     (3,311,876)   171,359,467
    Foreign currency and forward foreign
    currency contracts                                 564             -            391           (10)        (1,476)         1,248
                                             -------------  ------------  -------------  ------------  -------------  -------------
Net increase (decrease) in net assets
    resulting from operations                   86,106,914    96,211,604     97,753,921    44,308,814     38,041,199    135,618,266
Distribution to shareholders from:
    Net investment income
      Series I                                           -             -       (121,728)            -              -              -
      Series II                                          -             -       (103,311)            -              -              -
      Series III                                         -             -           (117)            -              -              -
    Net realized short term gains on
    investments, futures, and foreign
      currency transactions
      Series I                                           -             -     (2,407,135)            -              -              -
      Series II                                          -             -     (2,425,621)            -              -              -
      Series III                                         -             -         (1,472)            -              -              -
                                             -------------  ------------  -------------  ------------  -------------  -------------
    Total distributions                                  -             -     (5,059,384)            -              -              -
Capital Shares Transactions  :
    Series I
      Net proceeds from sales of shares         76,025,239    71,030,362    205,887,072    84,751,738     30,796,963     79,114,145
      Reinvestment of distributions                      -             -      2,528,863             -              -              -
      Cost of shares redeemed                  (40,842,122)  (71,168,795)  (114,260,396)  (22,547,243)  (104,782,359)  (136,821,341)
                                             -------------  ------------  -------------  ------------  -------------  -------------
    Total Series I transactions                 35,183,117      (138,433)    94,155,539    62,204,495    (73,985,396)   (57,707,196)
    Series II
      Net proceeds from sales of shares         89,958,297    75,232,911    237,620,859    62,393,849     84,707,255     59,216,014
      Reinvestment of distributions                      -             -      2,528,932             -              -              -
      Cost of shares redeemed                  (12,498,629)  (13,377,891)   (48,633,418)  (3,926,609)    (30,583,554)   (11,294,540)
                                             -------------  ------------  -------------  ------------  -------------  -------------
    Total Series II transactions                77,459,668    61,855,020    191,516,373    58,467,240     54,123,701     47,921,474
    Series III
      Net proceeds from sales of shares          1,441,696         5,679      1,121,222         2,106        353,896          2,184
      Reinvestment of distributions                      -             -          1,589             -            -                -
      Cost of shares redeemed                     (322,014)          (22)      (296,345)         (502)       (59,250)          (444)
                                             -------------  ------------  -------------  ------------  -------------  -------------
    Total Series III transactions                1,119,682         5,657        826,466         1,604        294,646          1,740
Net increase (decrease) in net assets
  from capital share transactions              113,762,467    61,722,244    286,498,378   120,673,339    (19,567,049)    (9,783,982)
                                             -------------  ------------  -------------  ------------  -------------  -------------
Increase (decrease) in net assets              199,869,381   157,933,848    379,192,915   164,982,153     18,474,150    125,834,284
Net assets at beginning of period              376,495,632   218,561,784    164,982,153             -    607,482,823    481,648,539
                                             -------------  ------------  -------------  ------------  -------------  -------------
Net assets at end of period                  $ 576,365,013  $376,495,632  $ 544,175,068  $164,982,153  $ 625,956,973   $607,482,823
                                             =============  ============  =============  ============  =============  =============
Undistributed net investment income (loss)   ($      1,530)            -  $   1,837,503  $    219,320              -              -
                                             =============  ============  =============  ============  =============  =============

    Capital Shares Issued and Redeemed:
    Series I
      Shares sold                                6,093,443     7,129,990     11,097,479     6,476,905      2,154,173      6,411,883
      Reinvestment of distributions                      -             -        138,568             -              -              -
      Shares redeemed                           (3,300,283)   (7,620,903)    (5,968,421)   (1,471,188)    (7,297,381)   (11,275,832)
                                             -------------  ------------  -------------  ------------  -------------  -------------
    Net increase (decrease)                      2,793,160      (490,913)     5,267,626     5,005,717     (5,143,208)    (4,863,949)
                                             =============  ============  =============  ============  =============  =============

    Series II
      Shares sold                                7,264,730     7,464,557     12,684,523     4,432,406      5,929,373      4,737,080
      Reinvestment of distributions                      -             -        138,876             -              -              -
      Shares redeemed                           (1,020,097)   (1,432,245)    (2,477,976)     (266,720)    (2,153,201)      (899,248)
                                             -------------  ------------  -------------  ------------  -------------  -------------
    Net increase (decrease)                      6,244,633     6,032,312     10,345,423     4,165,686      3,776,172      3,837,832
                                             =============  ============  =============  ============  =============  =============

    Series III
      Shares sold                                  113,546           498         56,093           135         24,591            159
      Reinvestment of distributions                      -             -             87             -              -              -
      Shares redeemed                              (26,442)           (2)       (14,690)          (32)        (4,051)           (32)
                                             -------------  ------------  -------------  ------------  -------------  -------------
    Net increase (decrease)                         87,104           496         41,490           103         20,540            127
                                             =============  ============  =============  ============  =============  =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                 STRATEGIC                       FINANCIAL                    INTERNATIONAL
                                               OPPORTUNITIES                     SERVICES                       STOCK
                                                   TRUST                          TRUST                         TRUST
                                       ------------------------------   ---------------------------   -----------------------------
                                           YEAR             YEAR             YEAR          YEAR           YEAR            YEAR
                                          ENDED            ENDED            ENDED          ENDED         ENDED            ENDED
                                        12/31/2004       12/31/2003      12/31/2004     12/31/2003      12/31/2004     12/31/2003
                                       --------------   -------------   ------------   ------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $    2,063,217   $     465,981   $    257,374   $    330,624   $   5,390,927   $   3,049,246
Net realized gain (loss) on:
    Investment transactions                61,384,408      17,835,740       (903,422)    (1,645,293)     20,609,034       1,862,497
    Foreign currency and forward
     foreign currency contracts               (21,634)          8,857         17,155         (3,574)      1,066,321         434,591
Change in unrealized appreciation
 (depreciation) on:
    Investments                            (3,981,231)    102,044,091      9,464,152     21,509,955      54,921,442      83,476,094
    Foreign currency and forward
     foreign currency contracts                  (415)            435          1,584          1,119        (230,512)        221,167
                                       --------------   -------------   ------------   ------------   -------------   -------------
Net increase (decrease) in net assets
 resulting from operations                 59,444,345     120,355,104      8,836,843     20,192,831      81,757,212      89,043,595
Distribution to shareholders from:
    Net investment income
     Series I                                (466,283)              -       (204,956)       (75,872)     (2,495,342)     (1,347,480)
     Series II                                 (6,544)              -       (121,868)       (45,474)       (990,799)       (290,493)
     Series III                                     -               -           (226)             -            (571)              -
                                       --------------   -------------   ------------   ------------   -------------   -------------
    Total distributions                      (472,827)              -       (327,050)      (121,346)     (3,486,712)     (1,637,973)
Capital Shares Transactions  :
    Series I
     Net proceeds from sales of shares      4,817,194      45,395,850      6,110,016      8,503,153     122,392,826     150,556,443
     Reinvestment of distributions            466,283               -        204,956         75,872       2,495,342       1,347,480
     Cost of shares redeemed             (100,424,572)   (141,662,316)   (10,147,348)    (5,840,990)    (95,479,098)   (176,552,232)
                                       --------------   -------------   ------------   ------------   -------------   -------------
    Total Series I transactions           (95,141,095)    (96,266,466)   (3,832,376)      2,738,035      29,409,070     (24,648,309)

    Series II
     Net proceeds from sales of shares      5,951,433      17,621,858      8,875,966     18,066,043     158,329,520     158,500,527
     Reinvestment of distributions              6,544               -        121,868         45,474         990,799         290,493
     Cost of shares redeemed               (4,291,236)     (7,598,716)    (5,777,018)    (1,386,472)    (35,864,371)   (112,260,897)
                                       --------------   -------------   ------------   ------------   -------------   -------------
    Total Series II transactions            1,666,741      10,023,142      3,220,816     16,725,045     123,455,948      46,530,123

    Series III
     Net proceeds from sales of shares              -               -        153,878            275         741,788           2,676
     Reinvestment of distributions                  -               -            226              -             571               -
     Cost of shares redeemed                        -               -        (26,155)             -       (116,875)            (523)
                                       --------------   -------------   ------------   ------------   -------------   -------------
    Total Series III transactions                   -               -        127,949            275         625,484           2,153
Net increase (decrease) in net assets
 from capital
    share transactions                    (93,474,354)    (86,243,324)      (483,611)    19,463,355     153,490,502      21,883,967
                                       --------------   -------------   ------------   ------------   -------------   -------------
Increase (decrease) in net assets         (34,502,836)     34,111,780      8,026,182     39,534,840     231,761,002     109,289,589
Net assets at beginning of period         556,859,219     522,747,439     88,804,222     49,269,382     388,757,606     279,468,017
                                       --------------   -------------   ------------   ------------   -------------   -------------
Net assets at end of period            $  522,356,383   $ 556,859,219   $ 96,830,404   $ 88,804,222   $ 620,518,608   $ 388,757,606
                                       ==============   =============   ============   ============   =============   =============
Undistributed net investment income
 (loss)                                $    2,043,594   $     474,838   $    274,529   $    327,050   $   6,457,248   $   3,486,712
                                       ==============   =============   ============   ============   =============   =============
    Capital Shares Issued and
     Redeemed:
    Series I
     Shares sold                              476,932       5,341,203        464,231        786,009      12,459,640      19,536,505
     Reinvestment of distributions             45,985               -         15,527          8,054         248,540         192,773
     Shares redeemed                      (10,087,312)    (16,873,818)      (780,729)      (561,012)     (9,562,275)    (22,865,372)
                                       --------------   -------------   ------------   ------------   -------------   -------------
    Net increase (decrease)                (9,564,395)    (11,532,615)      (300,971)       233,051       3,145,905      (3,136,094)
                                       ==============   =============   ============   ============   =============   =============
    Series II
     Shares sold                              599,025       2,066,405        674,424      1,705,986      16,070,464      20,770,735
     Reinvestment of distributions                646               -          9,260          4,833          98,882          41,618
     Shares redeemed                         (434,607)       (888,784)      (446,487)      (119,149)     (3,580,421)    (14,895,185)
                                       --------------   -------------   ------------   ------------   -------------   -------------
    Net increase (decrease)                   165,064       1,177,621        237,197      1,591,670      12,588,925       5,917,168
                                       ==============   =============   ============   ============   =============   =============
    Series III
     Shares sold                                    -               -         11,749             24          73,473             298
     Reinvestment of distributions                  -               -             17              -              57               -
     Shares redeemed                                -               -         (1,997)             -         (11,376)            (58)
                                       --------------   -------------   ------------   ------------   -------------   -------------
    Net increase (decrease)                         -               -          9,769             24          62,154             240
                                       ==============   =============   ============   ============   =============   =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    INTERNATIONAL              INTERNATIONAL
                                                          OVERSEAS                    SMALL CAP                    VALUE
                                                           TRUST                       TRUST                       TRUST
                                                 --------------------------  --------------------------  --------------------------
                                                     YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  12/31/2004    12/31/2003    12/31/2004    12/31/2003    12/31/2004    12/31/2003
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                     $  2,160,205  $  1,698,180  $  5,283,152  $  1,245,124  $  9,581,590  $  6,419,358
Net realized gain (loss) on:
  Investment transactions                          50,989,404    (7,817,201)   44,965,496     9,754,341    41,676,797    (2,365,483)
  Futures contracts                                         -           (81)            -             -             -             -
  Foreign currency and forward foreign
    currency contracts                                 74,909       211,354      (272,337)     (840,137)     (425,365)     (577,316)
Change in unrealized appreciation
  (depreciation) on:
  Investments                                      29,177,190   150,019,040    31,021,766    88,922,359    85,610,437   116,610,107
  Foreign currency and forward foreign
    currency contracts                                250,651        (2,665)       17,688        36,379       (15,665)       17,775
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from operations                                  82,652,359   144,108,627    81,015,765    99,118,066   136,427,794   120,104,441
Distribution to shareholders from:
  Net investment income
    Series I                                       (1,407,973)   (1,565,434)     (331,579)            -    (3,769,917)   (2,357,769)
    Series II                                        (418,344)     (267,380)     (106,081)            -    (2,071,855)     (771,328)
    Series III                                           (336)            -          (150)            -          (391)            -
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Total distributions                              (1,826,653)   (1,832,814)     (437,810)            -    (5,842,163)   (3,129,097)
Capital Shares Transactions - :

  Series I
    Net proceeds from sales of shares             178,837,431   220,315,461    70,985,315   177,300,618   170,543,944   130,822,974
    Reinvestment of distributions                   1,407,973     1,565,434       331,579             -     3,769,917     2,357,769
    Cost of shares redeemed                      (106,716,810) (272,853,576)  (61,626,876) (114,139,167)  (54,283,329) (174,928,138)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Total Series I transactions                      73,528,594   (50,972,681)    9,690,018    63,161,451   120,030,532   (41,747,395)

  Series II
    Net proceeds from sales of shares             216,720,563   146,312,780   103,262,283    65,541,936   192,816,198   111,270,964
    Reinvestment of distributions                     418,344       267,380       106,081             -     2,071,855       771,328
    Cost of shares redeemed                       (30,384,460) (104,216,939)  (17,173,826)  (13,417,387)  (18,399,675)  (60,686,594)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Total Series II transactions                    186,754,447    42,363,221    86,194,538    52,124,549   176,488,378    51,355,698

  Series III
    Net proceeds from sales of shares                 896,460         5,487       605,077        12,330       622,055         1,528
    Reinvestment of distributions                         336             -           150             -           391             -
    Cost of shares redeemed                          (130,897)       (1,197)     (185,721)       (4,605)      (81,534)         (306)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Total Series III transactions                       765,899         4,290       419,506         7,725       540,912         1,222

Net increase (decrease) in net assets from
  capital share transactions                      261,048,940    (8,605,170)   96,304,062   115,293,725   297,059,822     9,609,525
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                 341,874,646   133,670,643   176,882,017   214,411,791   427,645,453   126,584,869
Net assets at beginning of period                 460,193,733   326,523,090   319,266,009   104,854,218   405,820,045   279,235,176
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period                      $802,068,379  $460,193,733  $496,148,026  $319,266,009  $833,465,498  $405,820,045
                                                 ============  ============  ============  ============  ============  ============

Undistributed net investment income (loss)       $  2,153,618  $  1,840,993  $  4,721,913  $    425,381  $  9,156,099  $  5,842,037
                                                 ============  ============  ============  ============  ============  ============
- Capital Shares Issued and Redeemed:
  Series I
    Shares sold                                    18,542,685    30,417,573     4,588,886    16,235,268    13,419,603    13,935,487
    Reinvestment of distributions                     137,766       251,678        21,214             -       293,836       290,366
    Shares redeemed                               (10,969,412)  (37,294,195)   (3,973,189)   (9,993,284)   (4,184,539)  (19,128,138)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Net increase (decrease)                           7,711,039    (6,624,944)      636,911     6,241,984     9,528,900    (4,902,285)
                                                 ============  ============  ============  ============  ============  ============
  Series II
    Shares sold                                    22,550,461    20,630,608     6,658,858     5,792,723    15,118,212    11,909,510
    Reinvestment of distributions                      41,054        43,056         6,800             -       161,990        95,108
    Shares redeemed                                (3,119,014)  (14,756,316)   (1,094,091)   (1,243,123)   (1,381,857)   (6,603,284)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Net increase (decrease)                          19,472,501     5,917,348     5,571,567     4,549,600    13,898,345     5,401,334
                                                 ============  ============  ============  ============  ============  ============
  Series III
    Shares sold                                        91,940           647        38,240           935        47,054           136
    Reinvestment of distributions                          33             -            10             -            31             -
    Shares redeemed                                   (13,062)         (135)      (11,712)         (349)       (6,033)          (27)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Net increase (decrease)                              78,911           512        26,538           586        41,052           109
                                                 ============  ============  ============  ============  ============  ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                 QUANTITATIVE                      MID CAP                    GLOBAL TRUST
                                                    MID CAP                         CORE                (FORMERLY, GLOBAL EQUITY
                                                     TRUST                          TRUST                         TRUST)
                                         -----------------------------   ---------------------------   ---------------------------
                                             YEAR            YEAR            YEAR        05/05/2003*       YEAR           YEAR
                                             ENDED           ENDED           ENDED           TO            ENDED          ENDED
                                          12/31/2004      12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                         -------------   -------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             ($    157,755)  ($    104,477)  $      5,437   ($    38,711)  $  5,017,358    $ 3,324,766
Net realized gain (loss) on:
  Investment transactions                   22,959,922       6,379,227      6,727,633        580,482     18,770,535     23,780,580
  Foreign currency and forward foreign
    currency contracts                               -               -           (949)             -       (284,268)     3,070,804
Change in unrealized appreciation
  (depreciation) on:
  Investments                                 (979,126)     25,313,489      1,429,189      5,971,693     27,511,549     58,070,915
  Foreign currency and forward foreign
    currency contracts                               -               -            (90)             -        101,055         51,590
                                         -------------   -------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                 21,823,041      31,588,239      8,161,220      6,513,464     51,116,229     88,298,655
Distribution to shareholders from:
  Net investment income
    Series I                                         -               -              -              -     (6,164,305)    (3,244,249)
    Series II                                        -               -              -              -       (352,008)      (129,209)
    Series III                                       -               -              -              -           (699)             -
  Net realized short term gains on
  investments, futures, and foreign
  currency transactions
    Series I                                         -               -       (193,632)             -              -              -
    Series II                                        -               -       (360,020)             -              -              -
    Series III                                       -               -             (3)             -              -              -
                                         -------------   -------------   ------------   ------------   ------------   ------------
  Total distributions                                -               -       (553,655)             -     (6,517,012)    (3,373,458)
Capital Shares Transactions - :
  Series I
    Net proceeds from sales of shares       15,384,684      10,812,710     11,737,080     24,540,343      2,293,534    109,754,844
    Reinvestment of distributions                    -               -        193,632              -      6,164,305      3,244,249
    Cost of shares redeemed                (14,273,975)     (8,428,222)   (12,756,451)    (8,410,153)   (55,013,646)  (178,484,978)
                                         -------------   -------------   ------------   ------------   ------------   ------------
  Total Series I transactions                1,110,709       2,384,488       (825,739)    16,130,190    (46,555,807)   (65,485,885)

  Series II
    Net proceeds from sales of shares        5,345,918       4,202,695     27,111,856     26,999,728      6,692,097     25,622,495
    Reinvestment of distributions                    -               -        360,020              -        352,008        129,209
    Cost of shares redeemed                 (2,011,208)       (768,398)   (12,567,064)      (305,561)    (1,746,475)   (18,507,196)
                                         -------------   -------------   ------------   ------------   ------------   ------------
  Total Series II transactions               3,334,710       3,434,297     14,904,812     26,694,167      5,297,630      7,244,508

  Series III
    Net proceeds from sales of shares                -               -         56,165            162        185,886            100
    Reinvestment of distributions                    -               -              3              -            699              -
    Cost of shares redeemed                          -               -         (2,499)            (5)       (32,548)             -
                                         -------------   -------------   ------------   ------------   ------------   ------------
  Total Series III transactions                      -               -         53,669            157        154,037            100

Net increase (decrease) in net assets
  from capital share transactions            4,445,419       5,818,785     14,132,742     42,824,514    (41,104,140)   (58,241,277)
                                         -------------   -------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets           26,268,460      37,407,024     21,740,307     49,337,978      3,495,077     26,683,920
Net assets at beginning of period          117,668,280      80,261,256     49,337,978              -    382,805,982    356,122,062
                                         -------------   -------------   ------------   ------------   ------------   ------------
Net assets at end of period               $143,936,740    $117,668,280   $ 71,078,285    $49,337,978   $386,301,059   $382,805,982
                                         =============   =============   ============   ============   ============   ============

Undistributed net investment income
  (loss)                                             -               -   $      4,488              -   $  4,709,346   $  6,493,268
                                         =============   =============   ============   ============   ============   ============
- Capital Shares Issued and Redeemed:
    Series I
      Shares sold                            1,320,711       1,133,815        734,471      1,860,759        171,770      9,904,249
      Reinvestment of distributions                  -               -         12,286              -        456,615        323,132
      Shares redeemed                       (1,228,514)       (926,717)      (799,685)      (585,331)    (4,101,806)   (15,977,294)
                                         -------------   -------------   ------------   ------------   ------------   ------------
    Net increase (decrease)                     92,197         207,098        (52,928)     1,275,428     (3,473,421)    (5,749,913)
                                         =============   =============   ============   ============   ============   ============

    Series II
      Shares sold                              461,214         465,950      1,699,449      1,969,682        498,358      2,340,426
      Reinvestment of distributions                  -               -         22,887              -         26,152         12,895
      Shares redeemed                         (172,709)        (77,624)      (793,584)       (22,221)      (129,680)    (1,666,468)
                                         -------------   -------------   ------------   ------------   ------------   ------------
    Net increase (decrease)                    288,505         388,326        928,752      1,947,461        394,830        686,853
                                         =============   =============   ============   ============   ============   ============

    Series III
      Shares sold                                    -               -          3,452             11         13,829              8
      Reinvestment of distributions                  -               -              -              -             52              -
      Shares redeemed                                -               -           (152)             - +       (2,477)             -
                                         -------------   -------------   ------------   ------------   ------------   ------------
    Net increase (decrease)                          -               -          3,300             11         11,404              8
                                         =============   =============   ============   ============   ============   ============

* Commencement of operations
+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   CAPITAL              U.S. GLOBAL
                                               STRATEGIC GROWTH                  APPRECIATION          LEADERS GROWTH
                                                    TRUST                           TRUST                  TRUST
                                        -----------------------------   -----------------------------  --------------
                                            YEAR            YEAR            YEAR            YEAR         5/3/2004*
                                            ENDED           ENDED           ENDED           ENDED           TO
                                         12/31/2004      12/31/2003      12/31/2004      12/31/2003     12/31/2004
                                        -------------   -------------   -------------   -------------   -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            $     650,722   ($    283,932)  $     198,047   ($    289,496)  $    38,137
Net realized gain (loss) on:
  Investment transactions                  18,242,956       2,419,447      11,491,563      (2,362,073)      (69,631)
  Written options contracts                         -               -               -           2,452             -
  Foreign currency and forward foreign
    currency contracts                              -             164             (46)              -             -
Change in unrealized appreciation
  (depreciation) on:
  Investments                               6,142,056      46,489,374       9,462,998      42,108,116       546,092
  Foreign currency and forward foreign
    currency contracts                              -            (202)              -               -             -
                                        -------------   -------------   -------------   -------------   -----------
Net increase (decrease) in net assets
  resulting from operations                25,035,734      48,624,851      21,152,562      39,458,999       514,598
Distribution to shareholders from:
  Net investment income
    Series I                                        -               -               -               -       (12,792)
    Series II                                       -               -               -               -       (25,343)
                                        -------------   -------------   -------------   -------------   -----------
  Total distributions                               -               -               -               -       (38,135)
Capital Shares Transactions - :
  Series I
    Net proceeds from sales of shares      67,900,150      52,317,692      38,044,468      36,495,352     2,817,698
    Reinvestment of distributions                   -               -               -               -        12,792
    Cost of shares redeemed               (46,574,507)    (45,026,938)    (41,327,217)    (43,309,494)      (36,445)
                                        -------------   -------------   -------------   -------------   -----------
  Total Series I transactions              21,325,643       7,290,754      (3,282,749)     (6,814,142)    2,794,045

  Series II
    Net proceeds from sales of shares      95,632,960      53,389,325      60,820,091      44,733,129     6,376,389
    Reinvestment of distributions                   -               -               -               -        25,343
    Cost of shares redeemed               (16,100,616)     (5,199,968)    (18,051,646)     (7,423,714)      (74,162)
                                        -------------   -------------   -------------   -------------   -----------
  Total Series II transactions             79,532,344      48,189,357      42,768,445      37,309,415     6,327,570

  Series III
    Net proceeds from sales of shares         466,259           1,804         244,101           1,909             -
    Cost of shares redeemed                   (74,473)           (300)        (42,568)           (417)            -
                                        -------------   -------------   -------------   -------------   -----------
  Total Series III transactions               391,786           1,504         201,533           1,492             -

Net increase (decrease) in net assets
   from capital share transactions        101,249,773      55,481,615      39,687,229      30,496,765     9,121,615
                                        -------------   -------------   -------------   -------------   -----------
Increase (decrease) in net assets         126,285,507     104,106,466      60,839,791      69,955,764     9,598,078
Net assets at beginning of period         261,629,853     157,523,387     193,069,087     123,113,323             -
                                        -------------   -------------   -------------   -------------   -----------
Net assets at end of period             $ 387,915,360    $261,629,853   $ 253,908,878    $193,069,087   $ 9,598,078
                                        =============   =============   =============   =============   ===========

Undistributed net investment income
  (loss)                                $     650,722               -   $     198,001               -   $         2
                                        =============   =============   =============   =============   ===========

- Capital Shares Issued and Redeemed:
  Series I
    Shares sold                             6,819,036       5,934,963       4,707,955       5,254,750       225,094
    Reinvestment of distributions                   -               -               -               -           970
    Shares redeemed                        (4,651,509)     (5,183,817)     (5,118,184)     (6,384,809)       (2,820)
                                        -------------   -------------   -------------   -------------   -----------
  Net increase (decrease)                   2,167,527         751,146        (410,229)     (1,130,059)      223,244
                                        =============   =============   =============   =============   ===========

  Series II
    Shares sold                             9,656,330       6,005,651       7,522,474       6,441,331       509,952
    Reinvestment of distributions                   -               -               -               -         1,924
    Shares redeemed                        (1,622,629)       (586,203)     (2,247,067)     (1,096,887)       (6,000)
                                        -------------   -------------   -------------   -------------   -----------
  Net increase (decrease)                   8,033,701       5,419,448       5,275,407       5,344,444       505,876
                                        =============   =============   =============   =============   ===========

  Series III
    Shares sold                                46,830             187          29,815             248             -
    Shares redeemed                            (7,308)            (31)         (5,130)            (54)            -
                                        -------------   -------------   -------------   -------------   -----------
  Net increase (decrease)                      39,522             156          24,685             194             -
                                        =============   =============   =============   =============   ===========

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                               QUANTITATIVE                     ALL CAP                        LARGE CAP
                                                  ALL CAP                        CORE                           GROWTH
                                                   TRUST                         TRUST                           TRUST
                                       ---------------------------   -----------------------------   -----------------------------
                                           YEAR        05/05/2003*       YEAR            YEAR            YEAR            YEAR
                                           ENDED           TO            ENDED           ENDED           ENDED           ENDED
                                        12/31/2004     12/31/2003     12/31/2004      12/31/2003      12/31/2004      12/31/2003
                                       -------------   -----------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $   2,287,193   $     1,796   $   1,977,168   $   1,210,378   $   3,137,451   $   1,272,523
Net realized gain (loss) on:
  Investment transactions                  6,356,282       315,737      45,897,809      16,097,202      19,477,753     (15,721,398)
  Futures contracts                                -             -       2,187,391       5,938,356               -               -
  Foreign currency and forward
    foreign currency contracts                   401             -               -               -           4,925           9,656

Change in unrealized appreciation
  (depreciation) on:
  Investments                             24,421,572       494,380     (10,403,119)     45,332,054       4,951,250     116,432,026
  Futures contracts                                -             -         514,912         404,634               -               -
  Foreign currency and forward
    foreign currency contracts                     -             -               -               -          (1,222)            490
                                       -------------   -----------   -------------   -------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from operations               33,065,448       811,913      40,174,161      68,982,624      27,570,157     101,993,297

Distribution to shareholders from:
  Net investment income
    Series I                              (2,256,135)       (1,831)     (1,170,477)              -      (1,114,847)     (1,026,829)
    Series II                                (24,875)            -         (39,901)              -        (174,468)       (179,918)
    Series III                                (6,104)            -               -               -               -               -
  Net realized short term gains on
  investments, futures, and foreign
  currency transactions
    Series I                                 (80,970)      (68,073)              -               -               -               -
    Series II                                (87,203)      (81,412)              -               -               -               -
    Series III                                    (4)           (4)              -               -               -               -
  Net realized long term gains on
  investments, futures, and foreign
  currency transactions
    Series I                                      (1)            -               -               -               -               -
    Series II                                     (2)            -               -               -               -               -
                                       -------------   -----------   -------------   -------------   -------------   -------------
  Total distributions                     (2,455,294)     (151,320)     (1,210,378)              -      (1,289,315)     (1,206,747)
Capital Shares Transactions - :
  Series I
    Net proceeds from sales of shares    334,283,626     2,400,588       7,678,049      53,627,524      15,665,077      53,195,042
    Reinvestment of distributions          2,337,106        69,904       1,170,477               -       1,114,847       1,026,829
    Cost of shares redeemed              (41,594,509)     (640,706)    (53,230,779)    (99,983,013)    (69,540,873)    (96,410,252)
                                       -------------   -----------   -------------   -------------   -------------   -------------
  Total Series I transactions            295,026,223     1,829,786     (44,382,253)    (46,355,489)    (52,760,949)    (42,188,381)

  Series II
    Net proceeds from sales of shares      2,280,934     2,133,704       4,931,772      14,370,413      15,499,528      46,459,522
    Reinvestment of distributions            112,080        81,412          39,901               -         174,468         179,918
    Cost of shares redeemed                 (697,978)      (23,083)     (3,907,068)    (10,360,326)     (7,042,214)     (6,961,271)
                                       -------------   -----------   -------------   -------------   -------------   -------------
  Total Series II transactions             1,695,036     2,192,033       1,064,605       4,010,087       8,631,782      39,678,169

  Series III
    Net proceeds from sales of shares        872,964           100               -               -               -               -
    Reinvestment of distributions              6,108             4               -               -               -               -
    Cost of shares redeemed                  (23,556)            -               -               -               -               -
                                       -------------   -----------   -------------   -------------   -------------   -------------
  Total Series III transactions              855,516           104               -               -               -               -

Net increase (decrease) in net assets
  from capital share transactions        297,576,775     4,021,923     (43,317,648)    (42,345,402)    (44,129,167)     (2,510,212)
                                       -------------   -----------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets        328,186,929     4,682,516      (4,353,865)     26,637,222     (17,848,325)     98,276,338
Net assets at beginning of period          4,682,516             -     274,416,521     247,779,299     500,537,748     402,261,410
                                       -------------   -----------   -------------   -------------   -------------   -------------
Net assets at end of period            $ 332,869,445   $ 4,682,516   $ 270,062,656   $ 274,416,521   $ 482,689,423   $ 500,537,748
                                       =============   ===========   =============   =============   =============   =============

Undistributed net investment income
  (loss)                                           -             -   $   1,935,551   $   1,210,378   $   3,135,240   $   1,282,179
                                       =============   ===========   =============   =============   =============   =============

- Capital Shares Issued and Redeemed:
  Series I
    Shares sold                           22,127,167       182,287         532,879       4,738,173       1,648,387       6,577,969
    Reinvestment of distributions            140,983         4,642          81,794               -         114,933         135,287
    Shares redeemed                       (2,738,614)      (44,737)     (3,696,106)     (8,817,052)     (7,330,229)    (11,859,625)
                                       -------------   -----------   -------------   -------------   -------------   -------------
  Net increase (decrease)                 19,529,536       142,192      (3,081,433)     (4,078,879)     (5,566,909)     (5,146,369)
                                       =============   ===========   =============   =============   =============   =============

  Series II
    Shares sold                              149,772       165,130         342,785       1,237,543       1,614,034       5,719,048
    Reinvestment of distributions              7,313         5,406           2,794               -          18,042          23,767
    Shares redeemed                          (46,778)       (1,615)       (273,900)       (900,736)       (751,151)       (828,981)
                                       -------------   -----------   -------------   -------------   -------------   -------------
  Net increase (decrease)                    110,307       168,921          71,679         336,807         880,925       4,913,834
                                       =============   ===========   =============   =============   =============   =============

  Series III
    Shares sold                               58,401             7               -               -               -               -
    Reinvestment of distributions                367             -               -               -               -               -
    Shares redeemed                           (1,512)            - +             -               -               -               -
                                       -------------   -----------   -------------   -------------   -------------   -------------
  Net increase (decrease)                     57,256             7               -               -               -               -
                                       =============   ===========   =============   =============   =============   =============

* Commencement of operations
+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                             BLUE CHIP                                                   CORE
                                                              GROWTH                         U.S. LARGE CAP              EQUITY
                                                               TRUST                             TRUST                   TRUST
                                                 ---------------------------------   -----------------------------   -------------
                                                      YEAR              YEAR             YEAR            YEAR          5/3/2004*
                                                      ENDED             ENDED            ENDED           ENDED            TO
                                                   12/31/2004        12/31/2003       12/31/2004      12/31/2003      12/31/2004
                                                 ---------------   ---------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                     $     8,208,737   $     1,685,803   $   3,594,037   $   1,829,752   ($    331,352)
Net realized gain (loss) on:
  Investment transactions                             43,080,182       (44,128,547)     43,692,997     (33,864,011)       (386,404)
  Foreign currency and forward foreign
    currency contracts                                   (29,815)          (65,275)            227               -         (63,561)

Change in unrealized appreciation
  (depreciation) on:
  Investments                                         93,925,218       373,187,550      25,824,078     185,849,158      54,320,278
  Foreign currency and forward foreign
    currency contracts                                       285                 -               -               -               -
                                                 ---------------   ---------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting
   from operations                                   145,184,607       330,679,531      73,111,339     153,814,899      53,538,961
Distribution to shareholders from:
  Net investment income
    Series I                                          (1,428,172)         (509,443)     (1,403,516)     (1,711,671)              -
    Series II                                           (192,096)         (148,788)       (426,178)       (465,013)              -
    Series III                                              (260)                -             (58)              -               -
                                                 ---------------   ---------------   -------------   -------------   -------------
  Total distributions                                 (1,620,528)         (658,231)     (1,829,752)     (2,176,684)              -
Capital Shares Transactions - :
  Series I
    Net proceeds from sales of shares                 78,366,217        90,129,451      57,864,190      50,887,322     217,588,755
    Reinvestment of distributions                      1,428,172           509,443       1,403,516       1,711,671               -
    Cost of shares redeemed                         (169,312,147)     (188,704,658)    (74,330,766)   (139,884,777)    (48,033,434)
    Proceeds from shares issued in connection
    with reorganization (Note 1)                               -                 -     187,545,043               -               -
                                                 ---------------   ---------------   -------------   -------------   -------------
  Total Series I transactions                        (89,517,758)      (98,065,764)    172,481,983     (87,285,784)    169,555,321

  Series II
    Net proceeds from sales of shares                244,489,780       124,289,590      77,026,092      74,464,786     225,673,597
    Reinvestment of distributions                        192,096           148,788         426,178         465,013               -
    Cost of shares redeemed                          (13,484,207)      (15,366,112)     (5,403,970)    (23,604,563)    (17,108,531)
    Proceeds from shares issued in connection
    with reorganization (Note 1)                               -                 -       6,012,470               -               -
                                                 ---------------   ---------------   -------------   -------------   -------------
  Total Series II transactions                       231,197,669       109,072,266      78,060,770      51,325,236     208,565,066

  Series III
    Net proceeds from sales of shares                  1,217,241             7,902         264,116           1,397         631,330
    Reinvestment of distributions                            260                 -              58               -               -
    Cost of shares redeemed                             (162,064)           (2,041)        (31,049)           (273)        (89,126)
    Proceeds from shares issued in connection
    with reorganization (Note 1)                               -                 -             109               -               -
                                                 ---------------   ---------------   -------------   -------------   -------------
  Total Series III transactions                        1,055,437             5,861         233,234           1,124         542,204

Net increase (decrease) in net assets from
  capital share transactions                         142,735,348        11,012,363     250,775,987     (35,959,424)    378,662,591
                                                 ---------------   ---------------   -------------   -------------   -------------
Increase (decrease) in net assets                    286,299,427       341,033,663     322,057,574     115,678,791     432,201,552
Net assets at beginning of period                  1,495,184,052     1,154,150,389     557,213,819     441,535,028               -
                                                 ---------------   ---------------   -------------   -------------   -------------
Net assets at end of period                      $ 1,781,483,479   $ 1,495,184,052   $ 879,271,393   $ 557,213,819    $432,201,552
                                                 ===============   ===============   =============   =============   =============

Undistributed net investment income (loss)       $     8,178,922   $     1,620,528   $   3,587,499   $   1,829,752               -
                                                 ===============   ===============   =============   =============   =============
- Capital Shares Issued and Redeemed:
  Series I
    Shares sold                                        5,016,051         6,693,442       4,381,665       4,874,267      17,429,776
    Reinvestment of distributions                         89,709            41,723         105,926         178,671               -
    Shares redeemed                                  (10,788,299)      (14,503,745)     (5,697,810)    (13,440,044)     (3,775,445)

    Shares issued in connection with
      reorganization (Note 1)                                  -                 -      14,651,956               -               -
                                                 ---------------   ---------------   -------------   -------------   -------------
  Net increase (decrease)                             (5,682,539)       (7,768,580)     13,441,737      (8,387,106)     13,654,331
                                                 ===============   ===============   =============   =============   =============

  Series II
    Shares sold                                       15,665,983         9,288,064       5,929,601       7,114,758      18,046,123
    Reinvestment of distributions                         12,112            12,206          32,311          48,642               -
    Shares redeemed                                     (859,973)       (1,159,528)       (413,111)     (2,255,208)     (1,347,270)

    Shares issued in connection with
      reorganization (Note 1)                                  -                 -         471,566               -               -
                                                 ---------------   ---------------   -------------   -------------   -------------
  Net increase (decrease)                             14,818,122         8,140,742       6,020,367       4,908,192      16,698,853
                                                 ===============   ===============   =============   =============   =============

  Series III
    Shares sold                                           76,868               541          20,153             116          49,538
    Reinvestment of distributions                             16                 -               4               -               -
    Shares redeemed                                      (10,122)             (140)         (2,319)            (22)         (6,793)

    Shares issued in connection with
      reorganization (Note 1)                                  -                 -               9               -               -
                                                 ---------------   ---------------   -------------   -------------   -------------
  Net increase (decrease)                                 66,762               401          17,847              94          42,745
                                                 ===============   ===============   =============   =============   =============

* Commencemnet of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                           STRATEGIC                       LARGE CAP               CLASSIC
                                                             VALUE                           VALUE                  VALUE
                                                             TRUST                           TRUST                  TRUST
                                                 -----------------------------   ----------------------------   ------------
                                                     YEAR            YEAR            YEAR         05/05/2003*    5/3/2004*
                                                     ENDED           ENDED           ENDED            TO             TO
                                                  12/31/2004      12/31/2003      12/31/2004      12/31/2003     12/31/2004
                                                 -------------   -------------   -------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                     $   1,338,535   $     583,723   $   1,021,641   ($     8,251)  $     29,013
Net realized gain (loss) on:
  Investment transactions                           20,499,269       4,372,341        (822,816)       432,453         53,137
  Foreign currency and forward foreign currency
    contracts                                                -             (27)              -              -              -
Change in unrealized appreciation
  (depreciation) on:
  Investments                                        1,806,183      19,745,838      22,023,389      1,293,298      1,181,981
                                                 -------------   -------------   -------------   ------------   ------------
Net increase (decrease) in net assets resulting
  from operations                                   23,643,987      24,701,875      22,222,214      1,717,500      1,264,131
Distribution to shareholders from:
  Net investment income
    Series I                                          (381,552)         (6,035)       (457,371)             -         (7,601)
    Series II                                         (202,085)         (8,833)       (563,106)             -        (21,405)
    Series III                                             (59)              -          (1,114)             -              -
  Net realized short term gains on investments
  and foreign currency transactions
    Series I                                                 -               -         (56,117)       (85,667)        (9,063)
    Series II                                                -               -        (152,732)      (147,536)       (31,890)
                                                 -------------   -------------   -------------   ------------   ------------
  Total distributions                                 (583,696)        (14,868)     (1,230,440)      (233,203)       (69,959)

Capital Shares Transactions - :

  Series I
    Net proceeds from sales of shares               27,130,605      53,215,124      72,969,870      6,104,722      2,985,318
    Reinvestment of distributions                      381,552           6,035         513,488         85,667         16,664
    Cost of shares redeemed                        (49,984,612)     (9,745,798)    (17,660,527)      (571,699)       (35,994)
                                                 -------------   -------------   -------------   ------------   ------------
  Total Series I transactions                      (22,472,455)     43,475,361      55,822,831      5,618,690      2,965,988
  Series II
    Net proceeds from sales of shares               37,141,116      35,572,792      89,712,654      8,349,362     10,827,455
    Reinvestment of distributions                      202,085           8,833         715,838        147,536         53,295
    Cost of shares redeemed                        (22,990,184)       (733,974)     (8,742,518)    (1,419,741)      (682,569)
                                                 -------------   -------------   -------------   ------------   ------------
  Total Series II transactions                      14,353,017      34,847,651      81,685,974      7,077,157     10,198,181

  Series III
    Net proceeds from sales of shares                  144,628           1,348         181,244              -              -
    Reinvestment of distributions                           59               -           1,114              -              -
    Cost of shares redeemed                            (34,700)           (252)        (11,956)             -              -
                                                 -------------   -------------   -------------   ------------   ------------
  Total Series III transactions                        109,987           1,096         170,402              -              -

Net increase (decrease) in net assets from
  capital share transactions                        (8,009,451)     78,324,108     137,679,207     12,695,847     13,164,169
                                                 -------------   -------------   -------------   ------------   ------------
Increase (decrease) in net assets                   15,050,840     103,011,115     158,670,981     14,180,144     14,358,341
Net assets at beginning of period                  143,068,790      40,057,675      14,180,144              -              -
                                                 -------------   -------------   -------------   ------------   ------------
Net assets at end of period                      $ 158,119,630   $ 143,068,790   $ 172,851,125    $14,180,144   $ 14,358,341
                                                 =============   =============   =============   ============   ============

Undistributed net investment income (loss        $   1,338,535   $     583,696   $          50              -   $          7
                                                 =============   =============   =============   ============   ============

- Capital Shares Issued and Redeemed:
  Series I
    Shares sold                                      2,596,555       6,246,585       4,423,479        428,503        236,698
    Reinvestment of distributions                       36,901             779          27,711          5,467          1,203
    Shares redeemed                                 (4,823,215)     (1,099,861)     (1,059,492)       (37,881)        (2,674)
                                                 -------------   -------------   -------------   ------------   ------------
  Net increase (decrease)                           (2,189,759)      5,147,503       3,391,698        396,089        235,227
                                                 =============   =============   =============   ============   ============

  Series II
    Shares sold                                      3,551,675       4,069,575       5,399,935        601,086        851,436
    Reinvestment of distributions                       19,601           1,141          39,255          9,427          3,851
    Shares redeemed                                 (2,236,685)        (83,071)       (532,276)      (100,420)       (52,657)
                                                 -------------   -------------   -------------   ------------   ------------
  Net increase (decrease)                            1,334,591       3,987,645       4,906,914        510,093        802,630
                                                 =============   =============   =============   ============   ============

  Series III
    Shares sold                                         13,331             143          10,578              -              -
    Reinvestment of distributions                            6               -              59              -              -
    Shares redeemed                                     (3,182)            (27)           (693)             -              -
                                                 -------------   -------------   -------------   ------------   ------------
  Net increase (decrease)                               10,155             116           9,944              -              -
                                                 =============   =============   =============   ============   ============

* Commencemnet of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               REAL ESTATE                      SMALL CAP
                                                 UTILITIES                     SECURITIES                     OPPORTUNITIES
                                                   TRUST                          TRUST                           TRUST
                                        ---------------------------   -----------------------------   ----------------------------
                                            YEAR           YEAR           YEAR            YEAR            YEAR        05/05/2003*
                                            ENDED          ENDED          ENDED           ENDED           ENDED           TO
                                         12/31/2004     12/31/2003     12/31/2004      12/31/2003      12/31/2004     12/31/2003
                                        ------------   ------------   -------------   -------------   -------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            $  1,240,214   $    618,028   $  25,249,772   $  17,512,055   $   1,132,976   $     84,066
Net realized gain (loss) on:
  Investment transactions                 10,709,657      4,288,999     129,062,345      15,030,159       4,834,931        388,900
  Futures contracts                                -              -               -               -               -        933,878
  Foreign currency and forward foreign
    currency contracts                      (448,321)        (5,696)              -             125           7,502           (530)
Change in unrealized appreciation
  (depreciation) on:
  Investments                              8,878,978      6,991,872      73,020,158     124,300,806      32,456,611     13,523,952
  Foreign currency and forward foreign
    currency contracts                      (336,039)         1,101               -               -             202             18
                                        ------------   ------------   -------------   -------------   -------------   ------------
Net increase (decrease) in net assets
  resulting from operations               20,044,489     11,894,304     227,332,275     156,843,145      38,432,222     14,930,284
Distribution to shareholders from:

  Net investment income
    Series I                                (382,761)      (302,041)    (12,186,795)     (9,155,261)        (49,902)             -
    Series II                               (227,194)      (133,134)     (5,322,178)     (2,017,857)        (33,596)             -
    Series III                                   (48)             -          (3,207)              -             (38)             -
  Net realized short term gains on
  investments, futures, and foreign
  currency transactions
    Series I                                       -              -               -               -        (398,225)             -
    Series II                                      -              -               -               -        (350,249)             -
    Series III                                     -              -               -               -            (196)             -
  Net realized long term gains on
  investments, futures, and foreign
  currency transactions
    Series I                                       -              -               -               -        (305,374)             -
    Series II                                      -              -               -               -        (268,584)             -
    Series III                                     -              -               -               -            (150)             -
                                        ------------   ------------   -------------   -------------   -------------   ------------
  Total distributions                       (610,003)      (435,175)    (17,512,180)    (11,173,118)     (1,406,314)             -
Capital Shares Transactions - :
  Series I
    Net proceeds from sales of shares     20,229,179     14,618,583     173,914,314      88,403,839      71,411,264     37,212,037
    Reinvestment of distributions            382,761        302,041      12,186,795       9,155,261         753,501              -
    Cost of shares redeemed               (6,395,488)    (8,731,938)   (155,947,389)    (65,287,689)    (29,885,396)   (11,368,704)
                                        ------------   ------------   -------------   -------------   -------------   ------------
  Total Series I transactions             14,216,452      6,188,686      30,153,720      32,271,411      42,279,369     25,843,333

  Series II
    Net proceeds from sales of shares     14,152,264     11,652,752     194,786,056      91,134,766      88,054,956     29,384,067
    Reinvestment of distributions            227,194        133,134       5,322,178       2,017,857         652,429              -
    Cost of shares redeemed               (4,664,179)    (1,647,472)    (69,757,297)     (6,645,457)    (15,262,936)    (1,219,242)
                                        ------------   ------------   -------------   -------------   -------------   ------------
  Total Series II transactions             9,715,279     10,138,414     130,350,937      86,507,166      73,444,449     28,164,825

  Series III
    Net proceeds from sales of shares        140,466            100       2,009,063          29,790         292,474            494
    Reinvestment of distributions                 48              -           3,207               -             384              -
    Cost of shares redeemed                  (46,916)             -        (408,691)         (9,953)        (46,577)           (18)
                                        ------------   ------------   -------------   -------------   -------------   ------------
  Total Series III transactions               93,598            100       1,603,579          19,837         246,281            476
Net increase (decrease) in net assets
  from capital share transactions         24,025,329     16,327,200     162,108,236     118,798,414     115,970,099     54,008,634
                                        ------------   ------------   -------------   -------------   -------------   ------------
Increase (decrease) in net assets         43,459,815     27,786,329     371,928,331     264,468,441     152,996,007     68,938,918
Net assets at beginning of period         54,933,388     27,147,059     616,287,050     351,818,609      68,938,918              -
                                        ------------   ------------   -------------   -------------   -------------   ------------
Net assets at end of period             $ 98,393,203   $ 54,933,388   $ 988,215,381   $ 616,287,050   $ 221,934,925   $ 68,938,918
                                        ============   ============   =============   =============   =============   ============
Undistributed net investment income
  (loss)                                $    793,724   $    611,834   $  19,421,630   $  17,512,180   $   1,052,498   $     83,536
                                        ============   ============   =============   =============   =============   ============

- Capital Shares Issued and Redeemed:
  Series I
    Shares sold                            1,946,278      1,831,310       7,778,711       5,043,058       3,907,827      2,778,728
    Reinvestment of distributions             39,419         41,546         609,339         581,656          41,838              -
    Shares redeemed                         (632,642)    (1,117,020)     (7,017,384)     (3,774,880)     (1,586,600)      (745,642)
                                        ------------   ------------   -------------   -------------   -------------   ------------
  Net increase (decrease)                  1,353,055        755,836       1,370,666       1,849,834       2,363,065      2,033,086
                                        ============   ============   =============   =============   =============   ============

  Series II
    Shares sold                            1,385,364      1,452,646       8,701,972       5,174,415       4,766,197      1,988,508
    Reinvestment of distributions             23,495         18,363         266,910         128,444          36,286              -
    Shares redeemed                         (446,315)      (209,766)     (3,058,861)       (362,663)       (835,154)       (80,744)
                                        ------------   ------------   -------------   -------------   -------------   ------------
  Net increase (decrease)                    962,544      1,261,243       5,910,021       4,940,196       3,967,329      1,907,764
                                        ============   ============   =============   =============   =============   ============

  Series III
    Shares sold                               12,680             12          85,837           1,544          15,139             31
    Reinvestment of distributions                  5              -             161               -              21              -
    Shares redeemed                           (4,204)             -         (17,084)           (513)         (2,379)            (1)
                                        ------------   ------------   -------------   -------------   -------------   ------------
  Net increase (decrease)                      8,481             12          68,914           1,031          12,781             30
                                        ============   ============   =============   =============   =============   ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                     SMALL COMPANY                 SPECIAL                    MID CAP
                                                         VALUE                      VALUE                      VALUE
                                                         TRUST                      TRUST                      TRUST
                                              --------------------------  -------------------------  ---------------------------
                                                  YEAR          YEAR          YEAR     05/05/2003*      YEAR           YEAR
                                                 ENDED         ENDED         ENDED          TO          ENDED         ENDED
                                               12/31/2004    12/31/2003   12/31/2004    12/31/2003   12/31/2004     12/31/2003
                                              ------------  ------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                  $  2,783,577  $    894,470  $    42,798  ($    40,816) $  2,937,996  $   2,523,735
Net realized gain (loss) on:
  Investment transactions                       12,015,378     6,095,623      170,319       430,481    30,641,406     (3,014,911)
Change in unrealized appreciation
 (depreciation) on:
  Investments                                  137,194,619   115,324,823    4,820,040     2,430,967    93,778,753     87,842,564
                                              ------------  ------------  -----------  ------------  ------------  -------------
Net increase (decrease) in net assets
  resulting from operations                    151,993,574   122,314,916    5,033,157     2,820,632   127,358,155     87,351,388
Distribution to shareholders from:
  Net investment income
    Series I                                      (700,169)   (1,371,571)           -             -    (1,617,238)    (1,188,342)
    Series II                                     (194,256)     (361,571)           -             -      (906,293)      (442,985)
    Series III                                         (45)            -            -             -          (204)             -
  Net realized short term gains on
   investments, futures, and foreign
   currency transactions
    Series I                                             -             -     (224,979)            -             -              -
    Series II                                            -             -     (158,600)            -             -              -
    Series III                                           -             -         (274)            -             -              -
  Net realized long term gains on
   investments, futures and foreign
   currency transactions
    Series I                                    (5,021,919)     (387,016)      (3,406)            -             -              -
    Series II                                   (2,171,557)      (87,261)      (2,402)            -             -              -
    Series III                                        (189)            -           (4)            -             -              -
                                              ------------  ------------  -----------  ------------  ------------  -------------
  Total distributions                           (8,088,135)   (2,207,419)    (389,665)            -    (2,523,735)    (1,631,327)
Capital Shares Transactions - :
  Series I
    Net proceeds from sales of shares           83,998,106    92,891,522    7,222,719    11,162,576    71,557,366     64,771,753
    Reinvestment of distributions                5,722,088     1,758,587      228,385             -     1,617,238      1,188,342
    Cost of shares redeemed                    (50,898,783) (106,378,865)  (3,661,954)   (2,251,734)  (30,966,947)  (106,958,130)
                                              ------------  ------------  -----------  ------------  ------------  -------------
  Total Series I transactions                   38,821,411   (11,728,756)   3,789,150     8,910,842    42,207,657    (40,998,035)

  Series II
    Net proceeds from sales of shares           96,649,850    80,687,442   11,412,437     6,282,618    82,048,961     88,270,247
    Reinvestment of distributions                2,365,813       448,832      161,002             -       906,293        442,985
    Cost of shares redeemed                    (15,449,799)  (11,999,819)  (3,751,891)     (369,163)   (9,971,085)   (19,227,183)
                                              ------------  ------------  -----------  ------------  ------------  -------------
  Total Series II transactions                  83,565,864    69,136,455    7,821,548     5,913,455    72,984,169     69,486,049

  Series III
    Net proceeds from sales of shares              196,093           458      464,578           233     1,300,835          2,219
    Reinvestment of distributions                      234             -          278             -           204              -
    Cost of shares redeemed                        (28,672)          (12)    (105,257)           (6)      (58,486)            (9)
                                              ------------  ------------  -----------  ------------  ------------  -------------
  Total Series III transactions                    167,655           446      359,599           227     1,242,553          2,210
Net increase (decrease) in net assets
  from capital share transactions              122,554,930    57,408,145   11,970,297    14,824,524   116,434,379     28,490,224
                                              ------------  ------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets              266,460,369   177,515,642   16,613,789    17,645,156   241,268,799    114,210,285
Net assets at beginning of period              533,696,576   356,180,934   17,645,156             -   454,650,572    340,440,287
                                              ------------  ------------  -----------  ------------  ------------  -------------
Net assets at end of period                   $800,156,945  $533,696,576  $34,258,945  $ 17,645,156  $695,919,371  $ 454,650,572
                                              ============  ============  ===========  ============  ============  =============
Undistributed net investment income (loss)    $  1,959,924  $    894,470  $     3,115             -  $  2,922,797  $   2,523,735
                                              ============  ============  ===========  ============  ============  =============

- Capital Shares Issued and Redeemed:
   Series I
    Shares sold                                  4,547,169     6,308,680      434,683       843,871     4,505,639      5,328,407
    Reinvestment of distributions                  322,735       136,962       13,960             -       103,272        108,425
    Shares redeemed                             (2,765,832)   (7,588,407)    (218,798)     (155,207)   (1,976,123)    (9,038,549)
                                              ------------  ------------  -----------  ------------  ------------  -------------
  Net increase (decrease)                        2,104,072    (1,142,765)     229,845       688,664     2,632,788     (3,601,717)
                                              ============  ============  ===========  ============  ============  =============
  Series II
    Shares sold                                  5,258,546     5,507,378      687,853       453,067     5,222,643      7,258,968
    Reinvestment of distributions                  133,737        35,010        9,859             -        57,984         40,455
    Shares redeemed                               (834,869)     (842,014)    (227,512)      (25,980)     (629,435)    (1,644,979)
                                              ------------  ------------  -----------  ------------  ------------  -------------
  Net increase (decrease)                        4,557,414     4,700,374      470,200       427,087     4,651,192      5,654,444
                                              ============  ============  ===========  ============  ============  =============
  Series III
    Shares sold                                     10,262            28       27,377            16        79,976            161
    Reinvestment of distributions                       13             -           16             -            13              -
    Shares redeemed                                 (1,515)           (1)      (6,092)          - +        (3,590)            (1)
                                              ------------  ------------  -----------  ------------  ------------  -------------
  Net increase (decrease)                            8,760            27       21,301            16        76,399            160
                                              ============  ============  ===========  ============  ============  =============

* Commencement of operations

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   ALL CAP                   FUNDAMENTAL
                                                         VALUE                      VALUE                       VALUE
                                                         TRUST                      TRUST                       TRUST
                                              --------------------------  --------------------------  ---------------------------
                                                  YEAR          YEAR          YEAR         YEAR           YEAR           YEAR
                                                 ENDED         ENDED         ENDED         ENDED          ENDED          ENDED
                                               12/31/2004    12/31/2003   12/31/2004     12/31/2003    12/31/2004     12/31/2003
                                              ------------  ------------  ------------  -----------   -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                  $  1,787,990  $  1,751,830  $  2,779,829  $    910,435  $   4,525,456  $   3,046,187
Net realized gain (loss) on:
  Investment transactions                       33,284,028   (19,847,634)   19,153,357      (927,654)    (1,890,577)    (1,282,681)
  Foreign currency and forward foreign
   currency contracts                                    -             -             -             -        (41,624)       (62,076)
Change in unrealized appreciation
  (depreciation) on:
  Investments                                   10,542,534   101,874,284    29,536,876    52,170,119     75,788,732    115,859,410
  Foreign currency and forward foreign
   currency contracts                                    -             -             -             -            694            221
                                              ------------  ------------  -----------   ------------  -------------  -------------
Net increase (decrease) in net assets
  resulting from operations                     45,614,552    83,778,480    51,470,062    52,152,900     78,382,681    117,561,061
Distribution to shareholders from:
  Net investment income
    Series I                                    (1,572,968)   (2,927,627)     (585,965)      (29,395)    (1,902,337)      (849,707)
    Series II                                     (178,862)     (195,373)     (324,292)      (16,728)    (1,072,890)      (311,072)
    Series III                                           -             -          (178)            -           (411)             -
                                              ------------  ------------  -----------   ------------  -------------  -------------
  Total distributions                           (1,751,830)   (3,123,000)     (910,435)      (46,123)    (2,975,638)    (1,160,779)
Capital Shares Transactions - :
  Series I
    Net proceeds from sales of shares           41,699,661    25,816,402    57,933,634   133,074,931     79,265,360     60,914,675
    Reinvestment of distributions                1,572,968     2,927,627       585,965        29,395      1,902,337        849,707
    Cost of shares redeemed                    (47,285,338)  (69,054,536)  (65,802,877)  (17,904,267)   (49,366,634)   (54,977,041)
                                              ------------  ------------  -----------   ------------  -------------  -------------
  Total Series I transactions                   (4,012,709)  (40,310,507)   (7,283,278)  115,200,059     31,801,063      6,787,341
  Series II
    Net proceeds from sales of shares           23,470,311    15,797,744    92,494,078    79,977,073    164,186,353    106,987,978
    Reinvestment of distributions                  178,862       195,373       324,292        16,728      1,072,890        311,072
    Cost of shares redeemed                     (9,344,020)   (5,145,914)  (25,229,462)   (1,569,644)   (15,423,502)    (6,477,750)
                                              ------------  ------------  -----------   ------------  -------------  -------------
  Total Series II transactions                  14,305,153    10,847,203    67,588,908    78,424,157    149,835,741    100,821,300

  Series III
    Net proceeds from sales of shares                    -             -       520,233         7,175        866,446          9,364
    Reinvestment of distributions                        -             -           178             -            411              -
    Cost of shares redeemed                              -             -       (56,479)       (3,045)      (123,825)        (1,323)
                                              ------------  ------------  -----------   ------------  -------------  -------------
  Total Series III transactions                          -             -       463,932         4,130        743,032          8,041
Net increase (decrease) in net assets
  from capital
  share transactions                            10,292,444   (29,463,304)   60,769,562   193,628,346    182,379,836    107,616,682
                                              ------------  ------------  -----------   ------------  -------------  -------------
Increase (decrease) in net assets               54,155,166    51,192,176   111,329,189   245,735,123    257,786,879    224,016,964
Net assets at beginning of period              301,036,084   249,843,908   285,176,271    39,441,148    558,440,395    334,423,431
                                              ------------  ------------  -----------   ------------  -------------  -------------
Net assets at end of period                   $355,191,250  $301,036,084  $396,505,460  $285,176,271  $ 816,227,274  $ 558,440,395
                                              ============  ============  ============  ============  =============  =============
Undistributed net investment income (loss)    $  1,787,107  $  1,751,830  $  2,779,829  $    910,435  $   4,483,832  $   3,092,009
                                              ============  ============  ============  ============  =============  =============

- Capital Shares Issued and Redeemed:
   Series I
    Shares sold                                  2,349,546     1,795,594     4,452,596    12,734,562      6,041,877      5,766,248
    Reinvestment of distributions                   90,245       245,195        45,074         3,094        144,664         87,689
    Shares redeemed                             (2,708,520)   (5,196,447)   (5,092,362)   (1,675,837)    (3,761,504)    (5,312,351)
                                              ------------  ------------  -----------   ------------  -------------  -------------
  Net increase (decrease)                         (268,729)   (3,155,658)     (594,692)   11,061,819      2,425,037        541,586
                                              ============  ============  ============  ============  =============  =============
  Series II
    Shares sold                                  1,347,852     1,113,981     7,130,360     7,442,905     12,505,063      9,981,256
    Reinvestment of distributions                   10,285        16,377        25,023         1,762         81,838         32,136
    Shares redeemed                               (551,159)     (363,164)   (1,964,795)     (149,253)    (1,183,584)      (624,668)
                                              ------------  ------------  -----------   ------------  -------------  -------------
  Net increase (decrease)                          806,978       767,194     5,190,588     7,295,414     11,403,317      9,388,724
                                              ============  ============  ============  ============  =============  =============

  Series III
    Shares sold                                          -             -        38,998           614         64,792            802
    Reinvestment of distributions                        -             -            14             -             31              -
    Shares redeemed                                      -             -        (4,229)         (261)        (9,189)          (112)
                                              ------------  ------------  -----------   ------------  -------------  -------------
  Net increase (decrease)                                -             -        34,783           353         55,634            690
                                              ============  ============  ============  ============  =============  =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  GREAT COMPANIES -      QUANTITATIVE
                                                      GROWTH & INCOME                  AMERICA              VALUE
                                                          TRUST                         TRUST               TRUST
                                              ------------------------------   -----------------------    ------------
                                                   YEAR            YEAR            YEAR     08/04/2003*     5/3/2004*
                                                  ENDED           ENDED           ENDED          TO            TO
                                                12/31/2004      12/31/2003     12/31/2004   12/31/2003     12/31/2004
                                              --------------  --------------   -----------  ----------    ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                  $   18,632,797  $   13,682,519   ($   12,718) ($     182)   $  1,335,588
Net realized gain (loss) on:
  Investment transactions                        150,566,008     (34,180,718)        9,716       2,538      11,526,460
  Foreign currency and forward foreign
   currency contracts                                      -               -             -           -             193
Change in unrealized appreciation
 (depreciation) on:
  Investments                                    (74,588,604)    379,920,334        32,245     268,774      22,000,904
                                              --------------  --------------   -----------  ----------    ------------
Net increase (decrease) in net assets
  resulting from operations                       94,610,201     359,422,135        29,243     271,130      34,863,145
Distribution to shareholders from:
  Net investment income
    Series I                                     (12,657,630)    (14,469,838)            -           -               -
    Series II                                     (1,024,766)       (657,495)            -           -               -
    Series III                                          (123)              -             -           -               -
  Net realized short term gains on
  investments, futures, and foreign
  currency transactions
    Series II                                              -               -          (555)     (1,801)              -
                                              --------------  --------------   -----------  ----------    ------------
  Total distributions                            (13,682,519)    (15,127,333)         (555)     (1,801)              -
Capital Shares Transactions - :
   Series I
    Net proceeds from sales of shares              6,564,280      39,569,860             -           -     161,475,085
    Reinvestment of distributions                 12,657,630      14,469,838             -           -               -
    Cost of shares redeemed                     (288,179,937)   (262,399,225)            -           -      (8,227,077)
                                              --------------  --------------   -----------  ----------    ------------
   Total Series I transactions                  (268,958,027)   (208,359,527)            -           -     153,248,008

   Series II
    Net proceeds from sales of shares             25,744,283      64,316,764       646,688   2,525,628      38,338,774
    Reinvestment of distributions                  1,024,766         657,495           555       1,801               -
    Cost of shares redeemed                      (27,502,629)     (8,805,570)     (884,096)     (1,055)       (815,466)
                                              --------------  --------------   -----------  ----------    ------------
  Total Series II transactions                      (733,580)     56,168,689      (236,853)  2,526,374      37,523,308

  Series III
   Net proceeds from sales of shares                 584,055           1,581             -           -          95,004
   Reinvestment of distributions                         123               -             -           -               -
   Cost of shares redeemed                           (30,949)           (264)            -           -          (5,218)
                                              -------------   -------------    ----------   ----------    ------------
  Total Series III transactions                      553,229           1,317             -           -          89,786
Net increase (decrease) in net assets
 from capital share transactions                (269,138,378)   (152,189,521)     (236,853)  2,526,374     190,861,102
                                              --------------  --------------   -----------  ----------    ------------
Increase (decrease) in net assets               (188,210,696)    192,105,281      (208,165)  2,795,703     225,724,247
Net assets at beginning of period              1,667,905,910   1,475,800,629     2,795,703           -               -
                                              --------------  --------------   -----------  ----------    ------------
Net assets at end of period                   $1,479,695,214  $1,667,905,910    $2,587,538  $2,795,703    $225,724,247
                                              ==============  ==============   ===========  ==========    ============

Undistributed net investment income (loss)    $   18,632,797  $   13,682,519             -           -    $  1,331,869
- Capital Shares Issued and Redeemed:         ==============  ==============   ===========  ==========    ============
  Series I
   Shares sold                                       297,532       2,067,632             -           -      13,068,711
   Reinvestment of distributions                     580,625         843,230             -           -               -
   Shares redeemed                               (13,248,185)    (14,166,067)            -           -        (615,023)
                                              --------------  --------------   -----------  ----------    ------------
  Net increase (decrease)                        (12,370,028)    (11,255,205)            -           -     12,453,688
                                              ==============  ==============   ===========  ==========    ============
  Series II
   Shares sold                                     1,176,997       3,440,910        45,953     199,592       2,988,669
   Reinvestment of distributions                      47,159          38,383            40         129               -
   Shares redeemed                                (1,275,782)       (465,524)      (63,998)        (78)        (61,361)
                                              --------------  --------------   -----------  ----------    ------------
  Net increase (decrease)                            (51,626)      3,013,769       (18,005)    199,643       2,927,308
                                              ==============  ==============   ===========  ==========    ============
  Series III
   Shares sold                                        27,081              77             -           -           7,076
   Reinvestment of distributions                           6               -             -           -               -
   Shares redeemed                                    (1,411)            (13)            -           -            (388)
                                              --------------  --------------   -----------  ----------    ------------
  Net increase (decrease)                             25,676              64             -           -           6,688
                                              ==============  ==============   ===========  ==========    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                  GLOBAL
                                                                             EQUITY-INCOME                    INCOME & VALUE
                                                                                 TRUST                            TRUST
                                                                   ------------------------------   -----------------------------
                                                                       YEAR            YEAR              YEAR            YEAR
                                                                       ENDED           ENDED             ENDED           ENDED
                                                                    12/31/2004       12/31/2003       12/31/2004      12/31/2003
                                                                   --------------  --------------   --------------   ------------
Increase (decrease) in net assets:
Operations:

Net investment income (loss)                                       $   25,347,880  $   21,708,104   $   10,331,661   $  7,532,511
Net realized gain (loss) on:
  Investment transactions                                              69,242,979      19,636,616       40,167,988    (27,342,026)
  Foreign currency and forward foreign currency contracts                 (43,476)        (24,446)        (129,077)           567
Change in unrealized appreciation (depreciation) on:
  Investments                                                         150,085,037     268,362,773        3,962,356    145,168,697
  Foreign currency and forward foreign currency contracts                   2,454               -           10,444           (224)
                                                                   --------------  --------------   --------------   ------------
Net increase (decrease) in net assets resulting from
 operations                                                           244,634,874     309,683,047       54,343,372    125,359,525

Distribution to shareholders from:
  Net investment income
    Series I                                                          (16,875,866)    (15,766,776)      (7,052,599)    (9,409,101)
    Series II                                                          (4,806,001)     (2,094,524)      (1,204,339)      (783,920)
    Series III                                                             (1,791)              -                -              -
  Net realized short term gains on investments, futures,
    and foreign currency transactions
    Series I                                                           (6,190,380)     (1,618,823)               -              -
    Series II                                                          (1,823,972)       (202,136)               -              -
    Series III                                                               (602)              -                -              -
  Net realized long term gains on investments, futures, and
    foreign currency transactions
    Series I                                                           (9,290,492)    (20,680,441)               -              -
    Series II                                                          (2,737,409)     (2,582,285)               -              -
    Series III                                                               (903)              -                -              -
                                                                   --------------  --------------   --------------   ------------
  Total distributions                                                 (41,727,416)    (42,944,985)      (8,256,938)   (10,193,021)
Capital Shares Transactions-:
  Series I
    Net proceeds from sales of shares                                  88,226,332     145,018,059       29,714,862     37,066,702
    Reinvestment of distributions                                      32,356,738      38,066,040        7,052,599      9,409,101
    Cost of shares redeemed                                          (180,844,264)   (141,449,920)     (90,695,732)   (76,578,349)
    Proceeds from shares issued in connection with
    reorganization (Note 1)                                                     -               -      121,750,552              -
                                                                   --------------  --------------   --------------   ------------
  Total Series I transactions                                         (60,261,194)     41,634,179       67,822,281    (30,102,546)

  Series II
    Net proceeds from sales of shares                                 235,143,137     177,064,319       23,269,703     48,292,303
    Reinvestment of distributions                                       9,367,382       4,878,945        1,204,339        783,920
    Cost of shares redeemed                                           (41,635,881)     (1,434,889)      (6,883,758)    (2,777,870)
    Proceeds from shares issued in connection with
    reorganization (Note 1)                                                     -               -       20,607,207              -
                                                                   --------------  --------------   --------------   ------------
  Total Series II transactions                                        202,874,638     180,508,375       38,197,491     46,298,353

  Series III
    Net proceeds from sales of shares                                   1,409,044           9,060                -              -
    Reinvestment of distributions                                           3,296               -                -              -
    Cost of shares redeemed                                              (235,778)         (1,693)               -              -
                                                                   --------------  --------------   --------------   ------------
  Total Series III transactions                                         1,176,562           7,367                -              -
Net increase (decrease) in net assets from capital
  share transactions                                                  143,790,006     222,149,921      106,019,772     16,195,807
                                                                   --------------  --------------   --------------   ------------
Increase (decrease) in net assets                                     346,697,464     488,887,983      152,106,206    131,362,311
Net assets at beginning of period                                   1,591,378,722   1,102,490,739      602,725,173    471,362,862
                                                                   --------------  --------------   --------------   ------------
Net assets at end of period                                        $1,938,076,186  $1,591,378,722   $  754,831,379   $602,725,173
                                                                   ==============  ==============   ==============   ============
Undistributed net investment income (loss)                         $   25,277,143  $   21,683,658   $   11,548,845   $  8,212,711
                                                                   ==============  ==============   ==============   ============
- Capital Shares Issued and Redeemed:
  Series I
    Shares sold                                                         5,668,482      11,124,624        2,842,654      4,087,334
    Reinvestment of distributions                                       2,135,758       3,236,908          672,958      1,126,838
    Shares redeemed                                                   (11,710,522)    (10,874,783)      (8,715,968)    (8,432,514)
    Shares issued in connection with
     reorganization (Note 1)                                                    -               -       11,948,042              -
                                                                   --------------  --------------   --------------   ------------
  Net increase (decrease)                                              (3,906,282)      3,486,749        6,747,686     (3,218,342)
                                                                   ==============  ==============   ==============   ============
  Series II
    Shares sold                                                        15,188,946      13,484,561        2,234,234      5,313,015
    Reinvestment of distributions                                         620,356         415,584          115,469         94,108
    Shares redeemed                                                    (2,745,457)       (101,767)        (664,864)      (306,126)
    Shares issued in connection with
     reorganization (Note 1)                                                    -               -        2,030,266              -
                                                                   --------------  --------------   --------------   ------------
  Net increase (decrease)                                              13,063,845      13,798,378        3,715,105      5,100,997
                                                                   ==============  ==============   ==============   ============
  Series III
    Shares sold                                                            88,761             648                -              -
    Reinvestment of distributions                                             218               -                -              -
    Shares redeemed                                                       (14,785)           (119)               -              -
                                                                   --------------  --------------   --------------   ------------
  Net increase (decrease)                                                  74,194             529                -              -
                                                                   ==============  ==============   ==============   ============

                                                                                GLOBAL
                                                                              ALLOCATION
                                                                                TRUST
                                                                      --------------------------
                                                                          YEAR          YEAR
                                                                          ENDED         ENDED
                                                                       12/31/2004     12/31/2003
                                                                      ------------   -----------
Increase (decrease) in net assets:
Operations:

Net investment income (loss)                                          $  1,759,667   $   463,258
Net realized gain (loss) on:
  Investment transactions                                                5,695,057   (14,658,888)
  Foreign currency and forward foreign currency contracts                 (355,423)      192,691
Change in unrealized appreciation (depreciation) on:
  Investments                                                           13,432,839    30,077,301
  Foreign currency and forward foreign currency contracts                  343,131       (17,366)
                                                                      ------------   -----------
Net increase (decrease) in net assets resulting from
 operations                                                             20,875,271    16,056,996
Distribution to shareholders from:
  Net investment income
    Series I                                                              (681,605)     (270,017)
    Series II                                                             (244,688)      (42,584)
    Series III                                                                   -             -
  Net realized short term gains on investments, futures,
    and foreign currency transactions
    Series I                                                                     -             -
    Series II                                                                    -             -
    Series III                                                                   -             -
  Net realized long term gains on investments, futures, and
    foreign currency transactions
    Series I                                                                     -             -
    Series II                                                                    -             -
    Series III                                                                   -             -
                                                                      ------------   -----------
  Total distributions                                                     (926,293)     (312,601)
Capital Shares Transactions-:
  Series I

    Net proceeds from sales of shares                                   43,516,113     8,194,687
    Reinvestment of distributions                                          681,605       270,017
    Cost of shares redeemed                                            (10,048,149)  (14,681,290)
    Proceeds from shares issued in connection with
    reorganization (Note 1)                                                      -             -
                                                                      ------------   -----------
  Total Series I transactions                                           34,149,569    (6,216,586)
  Series II

    Net proceeds from sales of shares                                   66,223,546    13,176,205
    Reinvestment of distributions                                          244,688        42,584
    Cost of shares redeemed                                               (790,430)   (2,555,668)
    Proceeds from shares issued in connection with
    reorganization (Note 1)                                                      -             -
                                                                      ------------   -----------
  Total Series II transactions                                          65,677,804    10,663,121
  Series III
    Net proceeds from sales of shares                                      128,924             -
    Reinvestment of distributions                                                -             -
    Cost of shares redeemed                                                (16,439)            -
                                                                      ------------   -----------
  Total Series III transactions                                            112,485             -
Net increase (decrease) in net assets from capital
  share transactions                                                    99,939,858     4,446,535
                                                                      ------------   -----------
Increase (decrease) in net assets                                      119,888,836    20,190,930
Net assets at beginning of period                                       82,962,732    62,771,802
                                                                      ------------   -----------
Net assets at end of period                                           $202,851,568   $82,962,732
                                                                      ============   ===========
Undistributed net investment income (loss)                            $  2,036,239   $   965,193
                                                                      ============   ===========
- Capital Shares Issued and Redeemed:
  Series I

    Shares sold                                                          4,480,075       942,817
    Reinvestment of distributions                                           69,836        35,159
    Shares redeemed                                                     (1,016,162)   (1,808,141)
    Shares issued in connection with
     reorganization (Note 1)                                                     -             -
                                                                      ------------   -----------
  Net increase (decrease)                                                3,533,749      (830,165)
                                                                      ============   ===========
  Series II

    Shares sold                                                          6,742,572     1,538,601
    Reinvestment of distributions                                           25,148         5,552
    Shares redeemed                                                        (81,924)     (295,327)
    Shares issued in connection with
     reorganization (Note 1)                                                     -             -
                                                                      ------------   -----------
  Net increase (decrease)                                                6,685,796     1,248,826
                                                                      ============   ===========
  Series III
    Shares sold                                                             12,745             -
    Reinvestment of distributions                                                -             -
    Shares redeemed                                                         (1,573)            -
                                                                      ------------   -----------
  Net increase (decrease)                                                   11,172             -
                                                                      ============   ===========

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                       STRATEGIC
                                                                HIGH YIELD                   STRATEGIC BOND              INCOME
                                                                  TRUST                           TRUST                  TRUST
                                                      ------------------------------   ----------------------------   -----------
                                                           YEAR            YEAR            YEAR           YEAR         5/3/2004*
                                                           ENDED           ENDED           ENDED          ENDED           TO
                                                        12/31/2004       12/31/2003     12/31/2004     12/31/2003     12/31/2004
                                                      --------------   -------------   -------------  -------------   -----------
Increase (decrease) in net assets:
Operations:

Net investment income (loss)                          $   80,494,472   $  48,433,004   $  28,443,142  $  25,644,161   $   246,607
Net realized gain (loss) on:
  Investment transactions                                 13,703,646     (17,561,268)     17,043,914     17,585,205        28,970
  Futures contracts                                                -      (2,013,218)     (3,235,796)    (1,208,707)      (67,520)
  Foreign currency and forward foreign                       747,643         815,221        (525,159)       347,304       (56,189)
  currency contracts
Change in unrealized appreciation (depreciation) on:

  Investments                                             29,383,518      99,672,955       7,377,991     23,582,492     1,039,113
  Futures contracts                                                -       1,928,746       1,362,574       (575,940)        1,230
  Foreign currency and forward foreign currency               (1,364)        935,429         808,997     (1,799,008)       21,567
  contracts
                                                      --------------   -------------   -------------  -------------   -----------
Net increase (decrease) in net assets resulting          124,327,915     132,210,869      51,275,663     63,575,507     1,213,778
  from operations
Distribution to shareholders from:
  Net investment income
    Series I                                             (32,755,605)    (22,291,639)    (17,911,361)   (20,684,537)      (90,385)
    Series II                                            (18,837,008)     (5,381,143)     (7,448,422)    (3,333,745)     (189,787)
    Series III                                                (5,054)              -          (3,926)             -             -
                                                      --------------   -------------   -------------  -------------   -----------
  Total distributions                                    (51,597,667)    (27,672,782)    (25,363,709)   (24,018,282)     (280,172)
Capital Shares Transactions-:
  Series I
    Net proceeds from sales of shares                    252,804,308     295,400,812     138,510,527    100,115,332     5,644,599
    Reinvestment of distributions                         32,755,605      22,291,639      17,911,361     20,684,537        90,385
    Cost of shares redeemed                             (189,482,887)   (110,605,379)    (88,114,614)  (103,941,121)     (117,955)
                                                      --------------   -------------   -------------  -------------   -----------
  Total Series I transactions                             96,077,026     207,087,072      68,307,274     16,858,748     5,617,029

  Series II
    Net proceeds from sales of shares                    395,223,243     242,018,086     253,173,395    107,256,056    12,892,907
    Reinvestment of distributions                         18,837,008       5,381,143       7,448,422      3,333,745       189,787
    Cost of shares redeemed                              (54,400,596)    (28,648,456)    (16,952,743)    (9,105,505)     (528,448)
                                                      --------------   -------------   -------------  -------------   -----------
  Total Series II transactions                           359,659,655     218,750,773     243,669,074    101,484,296    12,554,246

  Series III
    Net proceeds from sales of shares                      2,075,526          17,500       1,372,992         15,017             -
    Reinvestment of distributions                              5,054               -           3,926              -             -
    Cost of shares redeemed                                 (289,837)         (1,977)       (148,029)        (2,687)            -
                                                      --------------   -------------   -------------  -------------   -----------
  Total Series III transactions                            1,790,743          15,523       1,228,889         12,330             -
Net increase (decrease) in net assets from capital
  share transactions                                     457,527,424     425,853,368     313,205,237    118,355,374    18,171,275
                                                      --------------   -------------   -------------  -------------   -----------
Increase (decrease) in net assets                        530,257,672     530,391,455     339,117,191    157,912,599    19,104,881
Net assets at beginning of period                        917,157,975     386,766,520     607,422,425    449,509,826             -
                                                      --------------   -------------   -------------  -------------   -----------
Net assets at end of period                           $1,447,415,647   $ 917,157,975   $ 946,539,616  $ 607,422,425   $19,104,881
                                                      ==============   =============   =============  =============   ===========
Undistributed net investment income (loss)            $   84,297,351   $  51,597,667   $  30,762,427  $  27,056,882   ($   29,552)
                                                      ==============   =============   =============  =============   ===========
- Capital Shares Issued and Redeemed:
  Series I
    Shares sold                                           25,361,499      32,478,361      11,852,892      8,904,646       448,719
    Reinvestment of distributions                          3,415,600       2,583,040       1,573,933      1,906,409         6,750
    Shares redeemed                                      (19,419,461)    (12,217,459)     (7,623,412)    (9,279,701)       (9,163)
                                                      --------------   -------------   -------------  -------------   -----------
  Net increase (decrease)                                  9,357,638      22,843,942       5,803,413      1,531,354       446,306
                                                      ==============   =============   =============  =============   ===========
  Series II
    Shares sold                                           39,872,212      26,500,352      21,825,497      9,535,817     1,004,358
    Reinvestment of distributions                          1,970,398         624,263         656,827        307,825        14,184
    Shares redeemed                                       (5,619,150)     (3,180,167)     (1,475,369)      (815,101)      (39,936)
                                                      --------------   -------------   -------------  -------------   -----------
  Net increase (decrease)                                 36,223,460      23,944,448      21,006,955      9,028,541       978,606
                                                      ==============   =============   =============  =============   ===========
  Series III
    Shares sold                                              205,939           1,860         116,860          1,322             -
    Reinvestment of distributions                                527               -             345              -             -
    Shares redeemed                                          (28,741)           (206)        (12,530)          (233)            -
                                                      --------------   -------------   -------------  -------------   -----------
  Net increase (decrease)                                    177,725           1,654         104,675          1,089             -
                                                      ==============   =============   =============  =============   ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        DIVERSIFIED
                                                                           GLOBAL BOND                      BOND
                                                                              TRUST                        TRUST
                                                                  ---------------------------  ----------------------------
                                                                     YEAR           YEAR           YEAR           YEAR
                                                                     ENDED          ENDED          ENDED          ENDED
                                                                   12/31/2004     12/31/2003    12/31/2004     12/31/2003
                                                                  -------------  ------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      $  12,776,690  $  7,480,496  $  14,720,195  $  13,411,235
Net realized gain (loss) on:
  Investment transactions                                             2,928,639     7,024,867      5,305,373      7,325,966
  Futures contracts                                                  13,794,627       990,848              -              -
  Written options contracts                                             968,932    (3,466,444)             -              -
  Interest rate swaps                                                (1,381,581)   (3,451,946)             -              -
  Foreign currency and forward foreign currency contracts             6,913,516    16,559,135       (389,281)            85
Change in unrealized appreciation (depreciation) on:
  Investments                                                        24,188,947     6,357,033     (2,109,423)    (4,274,207)
  Futures contracts                                                   1,863,479       357,486              -              -
  Written options contracts                                             404,676       (31,451)             -              -
  Interest rate swaps                                                (3,142,232)    1,670,959              -              -
  Foreign currency and forward foreign currency contracts             9,591,231      (183,127)        15,550            (34)
                                                                  -------------  ------------  -------------  -------------
Net increase (decrease) in net assets resulting from operations      68,906,924    33,307,856     17,542,414     16,463,045
Distribution to shareholders from:
  Net investment income

    Series I                                                        (14,948,282)   (7,171,043)   (11,919,128)   (15,843,789)
    Series II                                                        (7,902,445)   (1,514,959)    (3,564,552)    (1,946,918)
    Series III                                                           (2,656)            -           (448)             -
                                                                  -------------  ------------  -------------  -------------
  Total distributions                                               (22,853,383)   (8,686,002)   (15,484,128)   (17,790,707)
Capital Shares Transactions-:
  Series I

    Net proceeds from sales of shares                               294,105,038    52,137,298      8,651,516     29,454,695
    Reinvestment of distributions                                    14,948,282     7,171,043     11,919,128     15,843,789
    Cost of shares redeemed                                         (89,984,392)  (65,592,668)   (54,841,931)   (77,835,031)
                                                                  -------------  ------------  -------------  -------------
  Total Series I transactions                                       219,068,928    (6,284,327)   (34,271,287)   (32,536,547)

  Series II
    Net proceeds from sales of shares                               299,289,758    60,147,599    273,030,459     45,176,651
    Reinvestment of distributions                                     7,902,445     1,514,959      3,564,552      1,946,918
    Cost of shares redeemed                                         (25,783,173)  (23,982,285)      (938,093)   (14,362,278)
                                                                  -------------  ------------  -------------  -------------
  Total Series II transactions                                      281,409,030    37,680,273    275,656,918     32,761,291

  Series III

    Net proceeds from sales of shares                                 1,465,078         7,867        128,233          5,154
    Reinvestment of distributions                                         2,656             -            448              -
    Cost of shares redeemed                                            (234,889)       (3,414)       (12,881)          (191)
                                                                  -------------  ------------  -------------  -------------
  Total Series III transactions                                       1,232,845         4,453        115,800          4,963
Net increase (decrease) in net assets from capital
  share transactions                                                501,710,803    31,400,399    241,501,431        229,707
                                                                  -------------  ------------  -------------  -------------
Increase (decrease) in net assets                                   547,764,344    56,022,253    243,559,717     (1,097,955)
Net assets at beginning of period                                   259,570,239   203,547,986    353,955,122    355,053,077
                                                                  -------------  ------------  -------------  -------------
Net assets at end of period                                       $ 807,334,583  $259,570,239  $ 597,514,839  $ 353,955,122
                                                                  =============  ============  =============  =============
Undistributed net investment income (loss)                        $  31,342,517  $ 21,527,925  $  16,434,113  $  15,410,098
                                                                  =============  ============  =============  =============
- Capital Shares Issued and Redeemed:
  Series I

    Shares sold                                                      19,103,098     3,646,318        804,912      2,727,030
    Reinvestment of distributions                                     1,022,454       528,838      1,140,586      1,501,781
    Shares redeemed                                                  (5,964,561)   (4,632,311)    (5,142,284)    (7,263,604)
                                                                  -------------  ------------  -------------  -------------
  Net increase (decrease)                                            14,160,991      (457,155)    (3,196,786)    (3,034,793)
                                                                  =============  ============  =============  =============
  Series II

    Shares sold                                                      19,691,998     4,220,985     25,775,064      4,185,268
    Reinvestment of distributions                                       542,378       111,888        342,088        184,717
    Shares redeemed                                                  (1,700,511)   (1,705,998)       (86,958)    (1,346,333)
                                                                  -------------  ------------  -------------  -------------
  Net increase (decrease)                                            18,533,865     2,626,875     26,030,194      3,023,652
                                                                  =============  ============  =============  =============
  Series III

    Shares sold                                                          95,260           562         12,013            486
    Reinvestment of distributions                                           182             -             43              -
    Shares redeemed                                                     (15,177)         (245)        (1,210)           (18)
                                                                  -------------  ------------  -------------  -------------
  Net increase (decrease)                                                80,265           317         10,846            468
                                                                  =============  ============  =============  =============

                                                                            INVESTMENT
                                                                           QUALITY BOND
                                                                              TRUST
                                                                  ----------------------------
                                                                      YEAR           YEAR
                                                                      ENDED          ENDED
                                                                    12/31/2004    12/31/2003
                                                                  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      $  23,180,899  $  25,378,390
Net realized gain (loss) on:
  Investment transactions                                             2,054,125      3,782,936
  Futures contracts                                                  (2,086,257)        74,259
  Written options contracts                                                   -              -
  Interest rate swaps                                                         -              -
  Foreign currency and forward foreign currency contracts                     -              -
Change in unrealized appreciation (depreciation) on:
  Investments                                                        (1,595,614)     7,203,944
  Futures contracts                                                     333,741       (192,504)
  Written options contracts                                                   -              -
  Interest rate swaps                                                         -              -
  Foreign currency and forward foreign currency contracts                     -              -
                                                                  -------------  -------------
Net increase (decrease) in net assets resulting from operations      21,886,894     36,247,025
Distribution to shareholders from:
  Net investment income

    Series I                                                        (22,980,260)   (23,937,154)
    Series II                                                        (5,356,971)    (3,105,944)
    Series III                                                           (2,548)             -
                                                                  -------------  -------------
  Total distributions                                               (28,339,779)   (27,043,098)
Capital Shares Transactions :
  Series I

    Net proceeds from sales of shares                                14,327,637     40,001,427
    Reinvestment of distributions                                    22,980,260     23,937,154
    Cost of shares redeemed                                         (68,812,762)  (141,925,502)
                                                                  -------------  -------------
  Total Series I transactions                                       (31,504,865)   (77,986,921)

  Series II

    Net proceeds from sales of shares                                27,903,790     55,306,890
    Reinvestment of distributions                                     5,356,971      3,105,944
    Cost of shares redeemed                                          (7,505,562)   (12,866,654)
                                                                  -------------  -------------
  Total Series II transactions                                       25,755,199     45,546,180

  Series III

    Net proceeds from sales of shares                                   339,580         26,661
    Reinvestment of distributions                                         2,548              -
    Cost of shares redeemed                                             (36,060)        (5,210)
                                                                  -------------  -------------
  Total Series III transactions                                         306,068         21,451
Net increase (decrease) in net assets from capital
  share transactions                                                 (5,443,598)   (32,419,290)
                                                                  -------------  -------------
Increase (decrease) in net assets                                   (11,896,483)   (23,215,363)
Net assets at beginning of period                                   484,139,702    507,355,065
                                                                  -------------  -------------
Net assets at end of period                                       $ 472,243,219  $ 484,139,702
                                                                  =============  =============
Undistributed net investment income (loss                         $  25,797,119  $  28,366,967
                                                                  =============  =============
Capital Shares Issued and Redeemed:
  Series I

    Shares sold                                                       1,139,238      3,224,145
    Reinvestment of distributions                                     1,923,034      1,999,762
    Shares redeemed                                                  (5,618,981)   (11,549,592)
                                                                  -------------  -------------
  Net increase (decrease)                                            (2,556,709)    (6,325,685)
                                                                  =============  =============
  Series II

    Shares sold                                                       2,271,393      4,472,535
    Reinvestment of distributions                                       449,410        259,694
    Shares redeemed                                                    (614,273)    (1,050,141)
                                                                  -------------  -------------
  Net increase (decrease)                                             2,106,530      3,682,088
                                                                  =============  =============
  Series III

    Shares sold                                                          27,729          2,175
    Reinvestment of distributions                                           214              -
    Shares redeemed                                                      (2,939)          (426)
                                                                  -------------  -------------
  Net increase (decrease)                                                25,004          1,749
                                                                  =============  =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                    TOTAL                       REAL RETURN                 U.S. GOVERNMENT
                                                   RETURN                          BOND                        SECURITIES
                                                    TRUST                          TRUST                         TRUST
                                       ------------------------------  ----------------------------  ----------------------------
                                            YEAR            YEAR           YEAR        05/05/2003*       YEAR           YEAR
                                            ENDED           ENDED          ENDED            TO           ENDED          ENDED
                                         12/31/2004      12/31/2003     12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                       --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $   25,215,709  $   34,772,715  $   2,320,184  $   1,143,661  $  12,066,870  $  12,101,434
Net realized gain (loss) on:
  Investment transactions                  15,866,589      11,670,168     27,701,701      5,137,877     19,425,915     18,335,985
  Futures contracts                        30,449,062       7,584,806        316,110             10     (3,224,475)       (69,845)
  Written options contracts                 3,664,431       5,297,083        518,736        (16,406)             -              -
  Interest rate swaps                       5,581,300      (4,943,544)      (902,937)       (27,915)             -              -
  Foreign currency and forward
    foreign currency contracts                 12,810       1,403,557        (21,261)       (25,840)             -              -
Change in unrealized appreciation
   (depreciation) on:
  Investments                              (4,892,603)      8,086,649      4,414,475      3,458,488     (8,406,810)   (16,915,926)
  Futures contracts                        (8,379,215)     (2,247,572)        92,496         (1,100)        21,780       (369,128)
  Written options contracts                  (700,566)      1,893,091        (74,292)       112,919              -              -
  Interest rate swaps                       1,016,210       2,405,668        737,933         28,971              -              -
  Foreign currency and forward
    foreign currency contracts              1,355,484       2,576,055         44,161        (44,151)             -              -
                                       --------------  --------------  -------------  -------------  -------------  -------------
Net increase (decrease) in net
    assets resulting from operations   $   69,189,211      68,498,676     35,147,306      9,766,514     19,883,280     13,082,520
Distribution to shareholders from:
  Net investment income
    Series I                              (31,427,516)    (30,281,914)      (720,839)             -     (9,689,134)   (22,990,479)
    Series II                             (15,697,568)     (8,910,318)      (826,511)             -     (4,024,835)    (6,149,929)
    Series III                                (18,597)              -           (450)             -         (2,796)             -
  Net realized short term gains on
  investments, futures, and foreign
  currency transactions
    Series I                               (7,584,160)    (27,972,904)    (2,531,727)             -     (5,343,766)             -
    Series II                              (3,898,534)     (8,034,413)    (3,109,816)             -     (2,360,587)             -
    Series III                                 (4,346)              -         (1,390)             -         (1,457)             -
  Net realized long term gains on
  investments, futures, and foreign
  currency transactions
    Series I                               (2,274,980)    (11,213,151)             -              -     (1,442,212)             -
    Series II                              (1,169,422)     (3,220,655)             -              -       (637,091)             -
    Series III                                 (1,304)              -              -              -           (394)             -
                                       --------------  --------------  -------------  -------------  -------------  -------------
  Total distributions                     (62,076,427)    (89,633,355)    (7,190,733)             -    (23,502,272)   (29,140,408)
Capital Shares Transactions- :
  Series I
    Net proceeds from sales of shares     153,448,631     175,860,397    103,141,554    152,354,902     38,515,976     69,291,494
    Reinvestment of distributions          41,286,656      69,467,969      3,252,566              -     16,475,112     22,990,479
    Cost of shares redeemed              (330,847,573)   (264,856,612)   (58,482,718)   (20,648,559)  (106,127,569)  (262,557,350)
                                       --------------  --------------  -------------  -------------  -------------  -------------
  Total Series I transactions            (136,112,286)    (19,528,246)    47,911,402    131,706,343    (51,136,481)  (170,275,377)

  Series II
    Net proceeds from sales of shares     240,395,737     305,370,730    203,895,571    141,395,281     77,142,268    156,970,256
    Reinvestment of distributions          20,765,524      20,165,386      3,936,327              -      7,022,513      6,149,929
    Cost of shares redeemed              (136,952,071)    (48,545,666)   (23,767,085)    (3,182,422)   (26,762,236)   (80,070,830)
                                       --------------  --------------  -------------  -------------  -------------  -------------
  Total Series II transactions            124,209,190     276,990,450    184,064,813    138,212,859     57,402,545     83,049,355

  Series III
    Net proceeds from sales of shares       3,769,950         333,850        813,901          8,917        816,661        108,744
    Reinvestment of distributions              24,247               -          1,840              -          4,647              -
    Cost of shares redeemed                (1,296,276)         (2,420)      (142,983)        (1,040)      (135,140)        (4,096)
                                       --------------  --------------  -------------  -------------  -------------  -------------
  Total Series III transactions             2,497,921         331,430        672,758          7,877        686,168        104,648
Net increase (decrease) in net
  assets from capital
  share transactions                       (9,405,175)    257,793,634    232,648,973    269,927,079      6,952,232    (87,121,374)
                                       --------------  --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets          (2,292,391)    236,658,955    260,605,546    279,693,593      3,333,240   (103,179,262)
Net assets at beginning of period       1,527,641,421   1,290,982,466    279,693,593              -    732,729,710    835,908,972
                                       --------------  --------------  -------------  -------------  -------------  -------------
Net assets at end of period             1,525,349,030  $1,527,641,421  $ 540,299,139  $ 279,693,593  $ 736,062,950  $ 732,729,710
                                       ==============  ==============  =============  =============  =============  =============
Undistributed net investment income
    (loss)                             $   35,685,304  $   45,816,010  $   3,152,452  $   1,589,621  $  13,493,873  $  13,405,020
                                       ==============  ==============  =============  =============  =============  =============
- Capital Shares Issued and Redeemed:
    Series I
    Shares sold                            11,103,523      12,334,728      7,647,219     12,092,376      2,792,807      4,910,811
    Reinvestment of distributions           3,029,102       5,037,561        247,155              -      1,213,189      1,658,765
    Shares redeemed                       (23,326,908)    (18,793,530)    (4,348,814)    (1,613,029)    (7,674,599)   (18,873,893)
                                       --------------  --------------  -------------  -------------  -------------  -------------
  Net increase (decrease)                  (9,194,283)     (1,421,241)     3,545,560     10,479,347     (3,668,603)   (12,304,317)
                                       ==============  ==============  =============  =============  =============  =============
  Series II
    Shares sold                            17,366,414      21,534,658     15,197,544     11,109,289      5,599,615     11,163,318
    Reinvestment of distributions           1,528,000       1,464,443        299,796              -        518,267        444,038
    Shares redeemed                        (9,637,080)     (3,477,161)    (1,754,754)      (247,572)    (1,937,046)    (5,763,038)
                                       --------------  --------------  -------------  -------------  -------------  -------------
  Net increase (decrease)                   9,257,334      19,521,940     13,742,586     10,861,717      4,180,836      5,844,318
                                       ==============  ==============  =============  =============  =============  =============
  Series III
    Shares sold                               272,708          23,888         59,903            699         59,127          7,861
    Reinvestment of distributions               1,782               -            140              -            343              -
    Shares redeemed                           (93,587)           (173)       (10,512)           (80)        (9,937)          (295)
                                       --------------  --------------  -------------  -------------  -------------  -------------
  Net increase (decrease)                     180,903          23,715         49,531            619         49,533          7,566
                                       ==============  ==============  =============  =============  =============  =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                   MONEY                         LIFESTYLE                    LIFESTYLE
                                                   MARKET                     AGGRESSIVE 1000                 GROWTH 820
                                                   TRUST                          TRUST                          TRUST
                                       ------------------------------  ----------------------------  ------------------------------
                                            YEAR            YEAR            YEAR           YEAR           YEAR            YEAR
                                           ENDED           ENDED           ENDED          ENDED          ENDED           ENDED
                                         12/31/2004      12/31/2003      12/31/2004     12/31/2003     12/31/2004     12/31/2003
                                       --------------  --------------  -------------  -------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $   17,912,807  $    8,358,942  $   1,924,801  $     629,687  $   23,356,867  $    9,553,144
Capital gain distributions received                 -               -      2,157,280        238,829       7,167,338       2,668,830
Net realized gain (loss) on:
  Investment transactions                           -               -     70,362,308     (2,679,944)    211,532,468      (1,255,485)
Change in unrealized appreciation
 (depreciation) on:
  Investments                                       -               -     26,973,812    105,973,948     187,928,431     339,229,915
                                       --------------  --------------  -------------  -------------  --------------  --------------
Net increase (decrease) in net assets
 resulting from operations                 17,912,807       8,358,942    101,418,201    104,162,520     429,985,104     350,196,404

Distribution to shareholders from:
  Net investment income
    Series I                              (16,569,370)     (7,537,419)    (1,520,284)      (551,528)    (15,080,829)     (7,832,224)
    Series II                              (1,324,830)       (820,828)      (856,719)       (78,161)    (10,043,349)     (1,720,921)
    Series III                                (18,607)           (695)        (2,320)             -          (3,233)             -
  Capital gain distributions received
   from mutual funds
    Series I                                        -               -     (1,380,765)       (13,346)     (4,321,572)     (1,059,990)
    Series II                                       -               -       (774,613)        (2,430)     (2,844,995)       (243,237)
    Series III                                      -               -         (1,902)             -            (771)              -
  Return of capital
    Series I                                        -               -              -       (386,477)              -      (1,828,407)
    Series II                                       -               -              -        (70,371)              -        (419,563)
                                       --------------  --------------  -------------  -------------  --------------  --------------
  Total distributions                     (17,912,807)     (8,358,942)    (4,536,603)    (1,102,313)    (32,294,749)    (13,104,342)

Capital Shares Transactions-:
  Series I
    Net proceeds from sales of
     shares                             1,706,657,930   1,571,938,507    104,723,276     72,057,601     315,972,656     218,054,480
    Reinvestment of distributions          16,569,370       7,537,419      2,901,049        932,517      19,402,401      10,658,537
    Cost of shares redeemed              (574,201,917) (1,958,238,062)   (10,721,501)    (7,272,433)    (19,753,481)    (11,287,307)
                                       --------------  --------------  -------------  -------------  --------------  --------------
  Total Series I transactions           1,149,025,383    (378,762,136)    96,902,824     65,717,685     315,621,576     217,425,710

  Series II
    Net proceeds from sales of
     shares                               209,652,431     428,670,980    105,657,672    106,027,600   1,248,677,073     433,873,792
    Reinvestment of distributions           1,324,830         820,828      1,631,332        169,796      12,888,344       2,445,804
    Cost of shares redeemed              (208,101,448)   (447,676,943)    (7,215,436)    (2,275,959)     (3,604,863)     (1,666,786)
                                       --------------  --------------  -------------  -------------  --------------  --------------
  Total Series II transactions              2,875,813     (18,185,135)   100,073,568    103,921,437   1,257,960,554     434,652,810

  Series III
    Net proceeds from sales of
     shares                                15,346,372       2,163,249      2,099,318          6,978       4,635,795          15,138
    Reinvestment of distributions              16,409             695          4,222              -           4,004               -
    Cost of shares redeemed               (14,381,429)        (12,015)      (370,646)             -        (123,057)              -
                                       --------------  --------------  -------------  -------------  --------------  --------------
  Total Series III transactions               981,352       2,151,929      1,732,894          6,978       4,516,742          15,138
Net increase (decrease) in net assets
 from capital
  share transactions                    1,152,882,548    (394,795,342)   198,709,286    169,646,100   1,578,098,872     652,093,658
                                       --------------  --------------  -------------  -------------  --------------  --------------
Increase (decrease) in net assets       1,152,882,548    (394,795,342)   295,590,884    272,706,307   1,975,789,227     989,185,720
Net assets at beginning of period       1,222,691,959   1,617,487,301    485,697,975    212,991,668   1,875,696,254     886,510,534
                                       --------------  --------------  -------------  -------------  --------------  --------------
Net assets at end of period            $2,375,574,507  $1,222,691,959  $ 781,288,859  $ 485,697,975  $3,851,485,481  $1,875,696,254
                                       ==============  ==============  =============  =============  ==============  ==============
Undistributed net investment income
 (loss)                                             -               -              -              -               -               -
                                       ==============  ==============  =============  =============  ==============  ==============
- Capital Shares Issued and Redeemed:
   Series I
    Shares sold                           170,665,792     157,193,851      9,262,892      7,866,276      25,863,607      20,804,878
    Reinvestment of distributions           1,656,937         753,742        255,259        117,446       1,604,478       1,168,699
    Shares redeemed                       (57,420,190)   (195,823,806)      (946,345)      (819,009)     (1,597,546)     (1,198,483)
                                       --------------  --------------  -------------  -------------  --------------  --------------
   Net increase (decrease)                114,902,539     (37,876,213)     8,571,806      7,164,713      25,870,539      20,775,094
                                       ==============  ==============  =============  =============  ==============  ==============
   Series II
    Shares sold                            20,965,243      42,867,098      9,397,971     11,338,295     102,293,726      41,829,293
    Reinvestment of distributions             132,483          82,083        143,505         21,385       1,065,736         268,180
    Shares redeemed                       (20,810,145)    (44,767,694)      (638,871)      (256,324)       (294,515)       (150,519)
                                       --------------  --------------  -------------  -------------  --------------  --------------
   Net increase (decrease)                    287,581      (1,818,513)     8,902,605     11,103,356     103,064,947      41,946,954
                                       ==============  ==============  =============  =============  ==============  ==============
   Series III
    Shares sold                             1,534,637         216,324        183,856            668         373,971           1,306
    Reinvestment of distributions               1,641              69            370              -             327               -
    Shares redeemed                        (1,438,143)         (1,201)       (32,560)             -          (9,988)              -
                                       --------------  --------------  -------------  -------------  --------------  --------------
   Net increase (decrease)                     98,135         215,192        151,666            668         364,310           1,306
                                       ==============  ==============  =============  =============  ==============  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                  LIFESTYLE                         LIFESTYLE                   LIFESTYLE
                                                 BALANCED 640                     MODERATE 460               CONSERVATIVE 280
                                                    TRUST                            TRUST                       TRUST
                                       --------------------------------  ----------------------------  ---------------------------
                                           YEAR             YEAR             YEAR           YEAR          YEAR          YEAR
                                           ENDED            ENDED            ENDED          ENDED         ENDED         ENDED
                                         12/31/2004       12/31/2003       12/31/2004     12/31/2003    12/31/2004    12/31/2003
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)           $    44,742,142  $    21,053,407  $   19,477,331  $ 10,941,479  $ 14,517,362  $  10,610,389
Capital gain distributions received          8,482,711        8,517,698       3,685,340     3,702,356     2,883,449      2,904,221
Net realized (gain) loss on:
  Investment transactions                  206,274,053       26,761,312      57,128,777     9,437,052    22,230,660      6,385,834
Change in unrealized appreciation
 (depreciation) on:
  Investments                              154,304,219      274,682,779      28,898,051    71,269,154     8,571,907     23,769,758
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
Net increase (decrease) in net assets
 resulting from operations                 413,803,125      331,015,196     109,189,499    95,350,041    48,203,378     43,670,202
Distribution to shareholders from:
  Net investment income
    Series I                               (27,940,967)     (16,640,017)    (11,855,629)   (8,258,258)   (9,485,082)    (8,483,781)
    Series II                              (18,673,247)      (4,413,406)     (8,269,878)   (2,683,221)   (5,419,001)    (2,420,513)
    Series III                                  (7,429)               -            (330)            -        (6,197)             -
  Net realized short term gains on
  investments, futures, and foreign
  currency transactions
    Series I                                         -                -               -             -    (1,278,857)             -
    Series II                                        -                -               -             -      (730,653)             -
    Series III                                       -                -               -             -          (836)             -
  Net realized long term gains on
  investments, futures, and foreign
  currency transactions
    Series I                                         -                -               -             -      (353,437)             -
    Series II                                        -                -               -             -      (201,930)             -
    Series III                                       -                -               -             -          (231)             -
  Capital gain distributions received
   from mutual funds
    Series I                                (5,083,801)      (3,983,296)     (2,173,857)   (1,784,174)   (1,834,288)    (2,258,825)
    Series II                               (3,397,558)      (1,075,498)     (1,511,457)     (586,713)   (1,047,963)      (645,396)
    Series III                                  (1,352)               -             (26)            -        (1,198)             -
  Return of capital
    Series I                                         -       (3,523,990)              -    (1,314,474)            -              -
    Series II                                        -         (951,498)              -      (432,241)            -              -
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
  Total distributions                      (55,104,354)     (30,587,705)    (23,811,177)  (15,059,081)  (20,359,673)   (13,808,515)
Capital Shares Transactions-:
  Series I
    Net proceeds from sales of shares      325,925,386      263,503,797      93,923,326    88,745,429    90,118,349     60,150,500
    Reinvestment of distributions           33,024,768       24,084,698      14,029,486    11,332,573    12,951,664     10,742,606
    Cost of shares redeemed                (18,629,989)     (26,320,081)    (29,572,821)  (17,416,898)  (45,044,515)   (42,927,524)
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
    Total Series I transactions            340,320,165      261,268,414      78,379,991    82,661,104    58,025,498     27,965,582
  Series II
    Net proceeds from sales of shares    1,155,162,323      482,549,328     299,869,269   183,509,930   133,780,536    108,786,511
    Reinvestment of distributions           22,070,805        6,503,007       9,781,335     3,726,508     7,399,547      3,065,909
    Cost of shares redeemed                   (296,704)      (3,939,916)     (7,973,300)   (2,629,726)  (21,579,719)   (15,094,479)
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
    Total Series II transactions         1,176,936,424      485,112,419     301,677,304   184,606,712   119,600,364     96,757,941

  Series III
    Net proceeds from sales of shares        6,580,639           54,065       1,511,948         2,774     2,507,062         96,332
    Reinvestment of distributions                8,781                -             356             -         8,462              -
    Cost of shares redeemed                   (982,660)         (10,150)        (12,072)            -      (226,692)             -
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
    Total Series III transactions            5,606,760           43,915       1,500,232         2,774     2,288,832         96,332
Net increase (decrease) in net assets
 from capital share transactions         1,522,863,349      746,424,748     381,557,527   267,270,590   179,914,694    124,819,855
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets        1,881,562,120    1,046,852,239     466,935,849   347,561,550   207,758,399    154,681,542
Net assets at beginning of period        2,070,982,126    1,024,129,887     747,410,306   399,848,756   453,034,129    298,352,587
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
Net assets at end of period            $ 3,952,544,246  $ 2,070,982,126  $1,214,346,155  $747,410,306  $660,792,528  $ 453,034,129
                                       ===============  ===============  ==============  ============  ============  =============
Undistributed net investment income
 (loss)                                              -                -               -             -             -              -
                                       ===============  ===============  ==============  ============  ============  =============
-Capital Shares Issued and Redeemed:
  Series I
    Shares sold                             25,618,123       23,609,910       7,229,812     7,543,316     6,629,511      4,676,381
    Reinvestment of distributions            2,663,288        2,379,911       1,109,465     1,030,234       981,187        864,886
    Shares redeemed                         (1,456,030)      (2,376,953)     (2,290,298)   (1,488,150)   (3,301,540)    (3,308,849)
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
  Net increase (decrease)                   26,825,381       23,612,868       6,048,979     7,085,400     4,309,158      2,232,418
                                       ===============  ===============  ==============  ============  ============  =============
  Series II
    Shares sold                             91,121,089       43,283,531      23,236,028    15,604,581     9,871,358      8,418,887
    Reinvestment of distributions            1,779,904          642,589         773,340       338,773       560,572        246,842
    Shares redeemed                            (24,933)        (333,127)       (613,751)     (221,652)   (1,575,876)    (1,150,413)
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
  Net increase (decrease)                   92,876,060       43,592,993      23,395,617    15,721,702     8,856,054      7,515,316
                                       ===============  ===============  ==============  ============  ============  =============
  Series III
    Shares sold                                508,361            4,579         115,154           222       179,748          7,431
    Reinvestment of distributions                  708                -              27             -           641              -
    Shares redeemed                            (74,516)            (858)           (900)            -       (16,378)             -
                                       ---------------  ---------------  --------------  ------------  ------------  -------------
  Net increase (decrease)                      434,553            3,721         114,281           222       164,011          7,431
                                       ===============  ===============  ==============  ============  ============  =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                    AMERICAN                      AMERICAN                AMERICAN BLUE CHIP
                                                     GROWTH                     INTERNATIONAL             INCOME AND GROWTH
                                                     TRUST                          TRUST                       TRUST
                                        ------------------------------  ----------------------------  ---------------------------
                                             YEAR         05/05/2003*        YEAR        05/05/2003*      YEAR       05/05/2003*
                                             ENDED            TO             ENDED           TO          ENDED            TO
                                          12/31/2004      12/31/2003      12/31/2004     12/31/2003    12/31/2004     12/31/2003
                                        ---------------   ------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            ($    1,447,714) ($    181,476) $    2,338,596  $  1,510,366  $     90,378 ($     387,607)
Net realized gain (loss) on:
  Investment transactions                     1,395,906        316,735      31,102,176     4,268,613    19,910,522         24,745
Change in unrealized appreciation
(depreciation) on:
  Investments                                66,247,974     23,779,663       8,703,116    27,474,298    (5,604,318)    23,727,477
                                        ---------------   ------------  --------------  ------------  ------------  -------------
Net increase (decrease) in net assets
 resulting from operations                   66,196,166     23,914,922      42,143,888    33,253,277    14,396,582     23,364,615
Distribution to shareholders from:
  Net investment income
    Series I                                          -              -         (28,416)            -             -              -
    Series II                                         -              -      (1,481,950)            -             -              -
  Capital gain distributions
   received from mutual funds
    Series I                                     (1,973)             -         (70,213)            -             -              -
    Series II                                  (133,286)             -      (4,198,400)            -             -              -
                                        ---------------   ------------  --------------  ------------  ------------  -------------
  Total distributions                          (135,259)             -      (5,778,979)            -             -              -
Capital Shares Transactions-:
  Series I
    Net proceeds from sales of shares        13,757,770      3,223,702       9,587,034    18,395,157     1,773,592      1,186,088
    Reinvestment of distributions                 1,973              -          98,629             -             -              -
    Cost of shares redeemed                  (2,039,394)       (43,868)     (3,351,164)  (16,188,871)     (151,233)       (10,778)
                                        ---------------   ------------  --------------  ------------  ------------  -------------
  Total Series I transactions                11,720,349      3,179,834       6,334,499     2,206,286     1,622,359      1,175,310

  Series II
    Net proceeds from sales of shares       377,105,189    247,826,858     228,436,672   155,296,373    97,172,631    157,767,096
    Reinvestment of distributions               133,286              -       5,680,350             -             -              -
    Cost of shares redeemed                  (3,718,470)    (1,758,288)   (140,764,835)  (10,096,646) (112,053,748       (232,924)
                                        ---------------   ------------  --------------  ------------  ------------  -------------
  Total Series II transactions              373,520,005    246,068,570      93,352,187   145,199,727   (14,881,117)   157,534,172
Net increase (decrease) in net assets
 from capital share transactions            385,240,354    249,248,404      99,686,686   147,406,013   (13,258,758)   158,709,482
                                        ---------------   ------------  --------------  ------------  ------------  -------------
Increase (decrease) in net assets           451,301,261    273,163,326     136,051,595   180,659,290     1,137,824    182,074,097
Net assets at beginning of period           273,163,326              -     180,659,290             -   182,074,097              -
                                        ---------------   ------------  --------------  ------------  ------------  -------------
Net assets at end of period             $   724,464,587   $273,163,326  $  316,710,885  $180,659,290  $183,211,921  $ 182,074,097
                                        ===============   ============  ==============  ============  ============  =============
Undistributed net investment income
 (loss)                                               -              -  $    2,338,596  $  1,510,366  $     90,378              -
                                        ===============   ============  ==============  ============  ============  =============
-Capital Shares Issued and Redeemed:
  Series I
    Shares sold                                 879,447        222,667         557,769     1,198,502       113,369         83,660
    Reinvestment of distributions                   123              -           5,649             -             -              -
    Shares redeemed                            (128,899)        (2,924)       (196,474)   (1,043,215)       (9,647)          (737)
                                        ---------------   ------------  --------------  ------------  ------------  -------------
    Net increase (decrease)                     750,671        219,743         366,944       155,287       103,722         82,923
                                        ===============   ============  ==============  ============  ============  =============
  Series II
    Shares sold                              23,757,036     17,622,971      13,165,512    11,406,117     6,179,370     11,724,406
    Reinvestment of distributions                 8,310              -         325,521             -             -              -
    Shares redeemed                            (220,676)      (115,995)     (8,321,525)     (720,812)   (7,203,486)       (16,853)
                                        ---------------   ------------  --------------  ------------  ------------  -------------
  Net increase (decrease)                    23,544,670     17,506,976       5,169,508    10,685,305    (1,024,116)    11,707,553
                                        ===============   ============  ==============  ============  ============  =============

* Commencement of operations

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                      AMERICAN                   SMALL-MID                     SMALL
                                                    GROWTH-INCOME               CAP GROWTH                    MID-CAP
                                                       TRUST                       TRUST                       TRUST
                                        ------------------------------  --------------------------  ---------------------------
                                              YEAR         05/05/2003*     YEAR          YEAR           YEAR          YEAR
                                             ENDED             TO          ENDED         ENDED          ENDED        ENDED
                                          12/31/2004       12/31/2003   12/31/2004     12/31/2003    12/31/2004    12/31/2003
                                        ---------------  -------------  -----------   ------------  ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            $     2,474,120  $   1,059,354  ($    5,046)  ($    14,327) ($   393,346)  ($   328,832)
Net realized gain (loss) on:
    Investment transactions                     947,761        378,046      344,063        216,576    23,331,868        585,006
Change in unrealized appreciation
    (depreciation) on:
    Investments                              38,524,077     15,391,112       25,579        507,948   (21,831,243)    25,597,132
                                        ---------------  -------------  -----------   ------------  ------------   ------------
Net increase (decrease) in net
    assets resulting from operations         41,945,958     16,828,512      364,596        710,197     1,107,279     25,853,306
Distribution to shareholders from:
    Net investment income
      Series I                                  (14,433)             -            -              -             -              -
      Series II                              (1,044,921)             -            -              -             -              -
    Net realized short term gains on
    investments, futures, and foreign
    currency transactions
      Series I                                        -              -            -              -       (60,114)             -
      Series II                                       -              -            -              -       (39,053)             -
      Series III                                      -              -            -              -           (23)             -
    Capital gain distributions
    received from mutual funds
      Series I                                   (4,376)             -            -              -             -              -
      Series II                                (373,670)             -            -              -             -              -
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Total distributions                      (1,437,400)             -            -              -       (99,190)             -
Capital Shares Transactions - :
    Series I
      Net proceeds from sales of shares       8,425,850      1,150,406       74,691         86,754    23,797,527     44,020,869
      Reinvestment of distributions              18,809              -            -              -        60,114              -
      Cost of shares redeemed                (1,292,079)        (5,035)     (72,475)       (20,689) (125,683,211)   (22,803,780)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Total Series I transactions               7,152,580      1,145,371        2,216         66,065  (101,825,570)    21,217,089

    Series II
      Net proceeds from sales of shares     337,607,960    167,587,027            -              -    25,203,431     39,443,325
      Reinvestment of distributions           1,418,591              -            -              -        39,053              -
      Cost of shares redeemed                (3,178,635)    (2,079,335)           -              -   (80,793,241)    (2,436,274)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Total Series II transactions            335,847,916    165,507,692            -              -   (55,550,757)    37,007,051

    Series III
      Net proceeds from sales of shares               -              -            -              -        57,516          2,712
      Reinvestment of distributions                   -              -            -              -            23              -
      Cost of shares redeemed                         -              -            -              -       (60,104)          (556)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Total Series III transactions                     -              -            -              -        (2,565)         2,156
Net increase (decrease) in net assets
    from capital share transactions         343,000,496    166,653,063        2,216         66,065  (157,378,892)    58,226,296
                                        ---------------  -------------  -----------   ------------  ------------   ------------
Increase (decrease) in net assets           383,509,054    183,481,575      366,812        776,262  (156,370,803)    84,079,602
Net assets at beginning of period           183,481,575              -    2,624,662      1,848,400   158,874,094     74,794,492
                                        ---------------  -------------  -----------   ------------  ------------   ------------
Net assets at end of period             $   566,990,629  $ 183,481,575  $ 2,991,474   $  2,624,662  $  2,503,291   $158,874,094
                                        ===============  =============  ===========   ============  ============   ============
Undistributed net investment income     $     2,474,120  $   1,059,354            -   $        381             -              -
   (loss)                               ===============  =============  ===========   ============  ============   ============
Capital Shares Issued and Redeemed:
    Series I
      Shares sold                               529,893         79,000        7,179         10,505     1,928,352      4,206,267
      Reinvestment of distributions               1,180              -            -              -         4,821              -
      Shares redeemed                           (80,861)          (347)      (6,605)        (2,504)  (10,263,836)    (2,174,547)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Net increase (decrease)                     450,212         78,653          574          8,001    (8,330,663)     2,031,720
                                        ===============  =============  ===========   ============  ============   ============
    Series II
      Shares sold                            21,257,601     11,868,872            -              -     2,042,667      3,702,249
      Reinvestment of distributions              89,051              -            -              -         3,139              -
      Shares redeemed                          (198,206)      (136,430)           -              -    (6,627,862)      (221,822)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Net increase (decrease)                  21,148,446     11,732,442            -              -    (4,582,056)     3,480,427
                                        ===============  =============  ===========   ============  ============   ============
    Series III
      Shares sold                                     -              -            -              -         4,686            235
      Reinvestment of distributions                   -              -            -              -             2             -
      Shares redeemed                                 -              -            -              -        (4,876)           (47)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Net increase (decrease)                           -              -            -              -          (188)           188
                                        ===============  =============  ===========   ============  ============   ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                   INTERNATIONAL                  SELECT                       GLOBAL
                                                   EQUITY SELECT                  GROWTH                   EQUITY SELECT
                                                      TRUST                       TRUST                        TRUST
                                        ------------------------------  --------------------------  ---------------------------
                                            YEAR           05/05/2003*    YEAR           YEAR         YEAR           YEAR
                                            ENDED             TO          ENDED           ENDED        ENDED          ENDED
                                          12/31/2004       12/31/2003   12/31/2004     12/31/2003    12/31/2004     12/31/2003
                                        ---------------  -------------  -----------   ------------  ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            $       843,633  $   1,126,871  $       382   $        355  $     46,408   $     38,654
Net realized gain (loss) on:
    Investment transactions                  20,254,595        453,260      (10,209)       (67,531)        8,456        (85,181)
    Foreign currency and forward
    foreign currency contracts                 (181,583)       (22,158)           -              -        (1,369)        (1,716)
Change in unrealized appreciation
    (depreciation) on:
    Investments                             (20,805,293)    21,997,217       89,429        658,302       324,760        608,459
    Foreign currency and forward
      foreign currency contracts                    818          2,049            -              -             9             (4)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
Net increase (decrease) in net assets
resulting from operations                       112,170     23,557,239       79,602        591,126       378,264        560,212
Distribution to shareholders from:
    Net investment income
      Series I                                 (539,151)             -         (382)          (585)      (45,058)       (36,908)
      Series II                                (331,370)             -            -              -             -              -
      Series III                                   (263)             -            -              -             -              -
  Net realized short term gains on
  investments, futures, and foreign
  currency transactions
      Series I                                 (177,846)             -            -              -             -              -
      Series II                                (114,392)             -            -              -             -              -
      Series III                                    (75)             -            -              -             -              -
  Net realized long term gains on
  investments, futures, and foreign
  currency transactions
      Series I                                   (2,558)             -            -              -             -              -
      Series II                                  (1,645)             -            -              -             -              -
      Series III                                     (1)             -            -              -             -              -
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Total distributions                      (1,167,301)             -         (382)          (585)      (45,058)       (36,908)
Capital Shares Transactions - :
    Series I
      Net proceeds from sales of shares      23,403,245     39,873,937      355,944        351,606        49,567         37,673
      Reinvestment of distributions             719,555              -          382            585        45,058         36,908
      Cost of shares redeemed               (97,663,925)   (29,143,924)    (310,175)      (122,800)      (11,542)       (21,796)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Total Series I transactions             (73,541,125)    10,730,013       46,151        229,391        83,083         52,785

    Series II
      Net proceeds from sales of shares      20,897,111     29,983,067            -              -             -              -
      Reinvestment of distributions             447,407              -            -              -             -              -
      Cost of shares redeemed               (61,235,172)    (4,685,899)           -              -             -              -
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Total Series II transactions            (39,890,654)    25,297,168            -              -             -              -

    Series III                                                                    -              -             -              -
      Net proceeds from sales of shares          46,358          1,676            -              -             -              -
      Reinvestment of distributions                 339              -            -              -             -              -
      Cost of shares redeemed                   (46,859)          (324)           -              -             -              -
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Total Series III transactions                  (162)         1,352            -              -             -              -
Net increase (decrease) in net assets
 from capital share transactions           (113,431,941)    36,028,533       46,151        229,391        83,083         52,785
                                        ---------------  -------------  -----------   ------------  ------------   ------------
Increase (decrease) in net assets          (114,487,072)    59,585,772      125,371        819,932       416,289        576,089
Net assets at beginning of period           117,358,790     57,773,018    2,990,302      2,170,370     3,134,209      2,558,120
                                        ---------------  -------------  -----------   ------------  ------------   ------------
Net assets at end of period             $     2,871,718  $ 117,358,790  $ 3,115,673   $  2,990,302  $  3,550,498   $  3,134,209
                                        ===============  =============  ===========   ============  ============   ============
Undistributed net investment income
  (loss)                                $       107,489  $     866,223            -              -  $         94   $        113
                                        ===============  =============  ===========   ============  ============   ============
- Capital Shares Issued and Redeemed:
    Series I
      Shares sold                             1,693,449      3,617,643       34,372         38,516         3,915          3,525
      Reinvestment of distributions              52,869              -           36             57         3,244          2,961
      Shares redeemed                        (7,213,625)    (2,634,373)     (30,025)       (13,549)         (884)        (1,972)
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Net increase (decrease)                  (5,467,307)       983,270        4,383         25,024         6,275          4,514
                                        ===============  =============  ===========   ============  ============   ============
    Series II
      Shares sold                             1,515,155      2,628,065            -              -             -              -
      Reinvestment of distributions              32,946              -            -              -             -              -
      Shares redeemed                        (4,545,767)      (409,095)           -              -             -              -
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Net increase (decrease)                  (2,997,666)     2,218,970            -              -             -              -
                                        ===============  =============  ===========   ============  ============   ============
    Series III
      Shares sold                                 3,304            136            -              -             -              -
      Reinvestment of distributions                  25              -            -              -             -              -
      Shares redeemed                            (3,439)           (26)           -              -             -
                                        ---------------  -------------  -----------   ------------  ------------   ------------
    Net increase (decrease)                        (110)           110            -              -             -              -
                                        ===============  =============  ===========   ============  ============   ============

*Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     CORE                      HIGH GRADE
                                                                                     VALUE                        BOND
                                                                                     TRUST                        TRUST
                                                                            -----------------------   ----------------------------
                                                                              YEAR         YEAR          YEAR            YEAR
                                                                              ENDED        ENDED         ENDED           ENDED
                                                                            12/31/2004   12/31/2003    12/31/2004      12/31/2003
                                                                            ----------   ----------   -------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                                $   13,749   $   10,550   $   1,254,070   $  3,168,939
Net realized gain (loss) on:
       Investment transactions                                                  99,347      (91,918)     (1,735,867)       198,012
Change in unrealized appreciation (depreciation) on:
       Investments                                                               3,048      713,627         608,363     (1,910,640)
                                                                            ----------   ----------   -------------   ------------
Net increase (decrease) in net assets resulting from operations                116,144      632,259         126,566      1,456,311
Distribution to shareholders from:
       Net investment income
          Series I                                                             (14,329)      (9,983)     (2,467,372)             -
          Series II                                                                  -            -      (1,570,834)             -
          Series III                                                                 -            -            (560)             -
       Net realized short term gains on investments,futures, and foreign currency transactions
          Series I                                                                   -            -               -        (34,642)
          Series II                                                                  -            -               -         (9,434)
                                                                            ----------   ----------   -------------   ------------
       Total distributions                                                     (14,329)      (9,983)     (4,038,766)       (44,076)
Capital Shares Transactions:-
       Series I
          Net proceeds from sales of shares                                    342,591      439,213      22,061,805     66,583,399
          Reinvestment of distributions                                         14,329        9,983       2,467,372         34,642
          Cost of shares redeemed                                             (260,036)    (171,039)   (131,640,060)   (30,554,720)
                                                                            ----------   ----------   -------------   ------------
       Total Series I transactions                                              96,884      278,157    (107,110,883)    36,063,321

       Series II
          Net proceeds from sales of shares                                          -            -      18,231,048     52,362,864
          Reinvestment of distributions                                              -            -       1,570,834          9,434
          Cost of shares redeemed                                                    -            -     (81,747,895)    (3,600,499)
                                                                            ----------   ----------   -------------   ------------
       Total Series II transactions                                                  -            -     (61,946,013)    48,771,799

       Series III
          Net proceeds from sales of shares                                          -            -          31,062          7,260
          Reinvestment of distributions                                              -            -             560              -
          Cost of shares redeemed                                                    -            -         (37,814)          (599)
                                                                            ----------   ----------   -------------   ------------
       Total Series III transactions                                                 -            -          (6,192)         6,661
Net increase (decrease) in net assets from capital
       share transactions                                                       96,884      278,157    (169,063,088)    84,841,781
                                                                            ----------   ----------   -------------   ------------
Increase (decrease) in net assets                                              198,699      900,433    (172,975,288)    86,254,016
Net assets at beginning of period                                            3,391,596    2,491,163     178,860,206     92,606,190
                                                                            ----------   ----------   -------------   ------------
Net assets at end of period                                                 $3,590,295   $3,391,596   $   5,884,918   $178,860,206
                                                                            ==========   ==========   =============   ============
Undistributed net investment income (loss)                                  $        2   $      568   $   1,588,656   $  4,038,766
                                                                            ==========   ==========   =============   ============
-Capital Shares Issued and Redeemed:
       Series I
          Shares sold                                                           29,688       43,479       1,583,680      4,815,446
          Reinvestment of distributions                                          1,204          867         181,960          2,507
          Shares redeemed                                                      (22,386)     (17,063)     (9,611,241)    (2,209,443)
                                                                            ----------   ----------   -------------   ------------
       Net increase (decrease)                                                   8,506       27,283      (7,845,601)     2,608,510
                                                                            ==========   ==========   =============   ============
       Series II
          Shares sold                                                                -            -       1,301,037      3,778,183
          Reinvestment of distributions                                              -            -         116,100            683
          Shares redeemed                                                            -            -      (5,999,548)      (260,641)
                                                                            ----------   ----------   -------------   ------------
       Net increase (decrease)                                                       -            -      (4,582,411)     3,518,225
                                                                            ==========   ==========   =============   ============
       Series III
          Shares sold                                                                -            -           2,220            528
          Reinvestment of distributions                                              -            -              41              -
          Shares redeemed                                                            -            -          (2,746)           (43)
                                                                            ----------   ----------   -------------   ------------
       Net increase (decrease)                                                       -            -            (485)           485
                                                                            ==========   ==========   =============   ============

    The accompanying notes are an integral part of the financial statements.

                     This page was intentionally left blank.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS)ON
                              NET ASSET    NET        INVESTMENTS                 DIVIDENDS                                NET ASSET
       YEAR OR                 VALUE,   INVESTMENT     AND FOREIGN   TOTAL FROM   FROM NET   DISTRIBUTIONS                  VALUE,
       PERIOD                 BEGINNING   INCOME        CURRENCY     INVESTMENT  INVESTMENT   FROM CAPITAL     TOTAL        END OF
        ENDED                 OF PERIOD   (LOSS)      TRANSACTIONS   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   PERIOD
----------------------------  --------- ----------   --------------  ----------  ----------  -------------  -------------  ---------
SCIENCE & TECHNOLOGY TRUST-
  SERIES I
    12/31/2004                $   11.43 ($    0.03)  $         0.13  $     0.10            -             -              -  $   11.53
    12/31/2003                     7.60      (0.07)            3.90        3.83            -             -              -      11.43
    12/31/2002                    12.83      (0.08)           (5.15)      (5.23)           -             -              -       7.60
    12/31/2001                    23.24      (0.13)           (9.36)      (9.49)           -  ($      0.92) ($       0.92)     12.83
    12/31/2000                    36.17      (0.24)          (11.77)     (12.01)           -         (0.92)         (0.92)     23.24
  SERIES II
    12/31/2004                    11.42      (0.05)            0.14        0.09            -             -              -      11.51
    12/31/2003                     7.59      (0.10)            3.93        3.83            -             -              -      11.42
    01/28/2002* to 12/31/2002     12.61      (0.08)           (4.94)      (5.02)           -             -              -       7.59
  SERIES III
    12/31/2004                    11.43       0.07             0.03        0.10            -             -              -      11.53
    09/05/2003* to 12/31/2003     10.61      (0.03)            0.85        0.82            -             -              -      11.43

                              ---------  ---------   --------------  ----------    ---------  ------------  -------------  ---------
PACIFIC RIM TRUST (FORMERLY,
  PACIFIC RIM EMERGING
  MARKETS TRUST)-
  SERIES I
    12/31/2004                $    8.14  $    0.05   $         1.35  $     1.40    ($   0.04)            -  ($      0.04)  $    9.50
    12/31/2003                     5.81       0.05             2.29        2.34        (0.01)            -         (0.01)       8.14
    12/31/2002                     6.65       0.02            (0.85)      (0.83)       (0.01)            -         (0.01)       5.81
    12/31/2001                     8.20       0.02            (1.54)      (1.52)       (0.03)            -         (0.03)       6.65
    12/31/2000                    10.88       0.06            (2.70)      (2.64)       (0.04)            -         (0.04)       8.20
  SERIES II
    12/31/2004                     8.12       0.03             1.36        1.39        (0.04)            -         (0.04)       9.47
    12/31/2003                      5.8      10.03             2.30        2.33        (0.02)            -         (0.02)       8.12
    1/28/2002* to 12/31/2002       6.63      (0.02)           (0.79)      (0.81)       (0.01)            -         (0.01)       5.81
  SERIES III
   12/31/2004                      8.14          -#            1.37        1.37        (0.04)            -         (0.04)       9.47
   09/05/2003* to 12/31/2003       7.35      (0.02)            0.81        0.79            -             -             -        8.14
                              ---------  ---------   --------------  ----------    ---------  ------------  ------------   ---------
HEALTH SCIENCES TRUST-
  SERIES I
   12/31/2004                 $   13.39 ($    0.12)  $         2.17  $     2.05            -             -             -   $   15.44
   12/31/2003                      9.83      (0.10)            3.66        3.56            -             -             -       13.39
   12/31/2002                     13.54      (0.08)           (3.60)      (3.68)           -  ($      0.03) ($      0.03)       9.83
   4/30/2001* to 12/31/2001       12.50      (0.07)            1.11        1.04            -             -             -       13.54
  SERIES II
    12/31/2004                    13.36      (0.15)            2.16        2.01            -             -             -       15.37
    12/31/2003                     9.83      (0.12)            3.65        3.53            -             -             -       13.36
    1/28/2002* to 12/31/2002      12.90      (0.09)           (2.95)      (3.04)           -         (0.03)        (0.03)       9.83
  SERIES III
    12/31/2004                    13.39      (0.17)            2.22        2.05            -             -             -       15.44
    09/05/2003* to 12/31/2003     12.64      (0.05)            0.80        0.75            -             -             -       13.39
                              ---------  ---------   --------------  ----------    ---------  ------------  -------------  ---------
EMERGING GROWTH TRUST-
  SERIES I
    12/31/2004                $   15.75 ($    0.06)  $         1.13  $     1.07            -  ($      0.36) ($       0.36) $   16.46
    5/5/2003* to 12/31/2003       12.50      (0.09)            3.95        3.86    ($   0.61)            -          (0.61)     15.75
  SERIES II
    12/31/2004                    15.73      (0.11)            1.14        1.03            -         (0.36)         (0.36)     16.40
    5/5/2003* to 12/31/2003       12.50      (0.11)            3.95        3.84        (0.61)            -          (0.61)     15.73
  SERIES III
    12/31/2004                    15.75      (0.11)            1.18        1.07            -         (0.36)         (0.36)     16.46
    09/05/2003* to 12/31/2003     15.61       0.01             0.74        0.75        (0.61)            -          (0.61)     15.75
                              ---------  ---------   --------------  ----------    ---------  ------------  -------------  ---------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                   RATIO OF
                                                   EXPENSES       RATIO OF NET
                 NET ASSETS      RATIO OF         TO AVERAGE       INVESTMENT
                   END OF        EXPENSES         NET ASSETS      INCOME (LOSS)     PORTFOLIO
TOTAL              PERIOD       TO AVERAGE       AFTER EXPENSE     TO AVERAGE       TURNOVER
RETURN             (000'S)      NET ASSETS        REDUCTIONS       NET ASSETS         RATE ++
-------          ----------     ----------       -------------    -------------     ---------
   0.87% (b)     $  489,985          1.16%         1.13%              (0.28%)          55%
  50.39  (b)        557,623          1.19 (c)      1.16 (c)           (0.79)           56 (d)
 (40.76) (b)        358,553          1.17          1.15               (0.87)           59
 (41.25) (b)        729,587          1.16          1.15               (0.80)          144
 (34.06) (b)      1,262,181          1.15          1.14               (0.73)          133

   0.79  (b)         70,860          1.36          1.33               (0.42)           55
  50.46  (b)         65,613          1.39 (c)      1.36 (c)           (0.99)           56 (d)
 (39.81)+(b)         11,064          1.37 (a)      1.35 (a)           (1.07)(a)        59

   0.87  (b)            517          3.21          1.48                0.69            55
   7.73+ (b)              6         15.13 (a)      1.51 (a)           (1.00)(a)        56
-------          ----------         -----          ----                ----           ---

  17.19%         $   80,180          1.13%         1.13%               0.52%           43%
  40.37              66,612          1.28          1.28                0.80            57
 (12.53)             45,937          1.23          1.23                0.24            28
 (18.57)             55,981          1.23          1.23                0.32            76
 (24.37)             83,370          1.03          1.03                0.61            55

  17.09              28,224          1.33          1.33                0.31            43
  40.17              19,594          1.48          1.48                0.38            57
 (12.27)+             4,287          1.43 (a)      1.43 (a)           (0.28)(a)        28

  16.87  (b)             66          5.34          1.48                0.03            43
  10.75+ (b)              3         22.22 (a)      1.63 (a)           (0.74)(a)        57
-------          ----------         -----        ------                ----           ---

  15.31% (b)     $  121,464          1.21%         1.18%              (0.84%)          48%
  36.22  (b)        100,829          1.23          1.21               (0.82)           44
 (27.24) (b)         62,075          1.25          1.23               (0.74)           55
   8.32+ (b)         51,568          1.45 (a)      1.44 (a)           (0.76)(a)        81

  15.04  (b)         77,669          1.41          1.38               (1.04)           48
  35.91  (b)         53,916          1.43          1.41               (1.04)           44
 (23.63)+(b)         15,924          1.45 (a)      1.43 (a)           (1.02)(a)        55

  15.31  (b)            161          5.38          1.53               (1.19)           48
   5.93+ (b)             37         10.76 (a)      1.56 (a)           (1.31)(a)        44
-------          ----------         -----        ------                ----           ---

   6.89%         $  285,519          0.92%         0.92%              (0.43%)         191%
  30.84+ (b)          3,178          2.54 (a)      1.35 (a)           (0.89)(a)       183

   6.64              14,579          1.20          1.20               (0.74)          191
  30.68+ (b)          6,080          2.74 (a)      1.55 (a)           (1.08)(a)       183

   6.89  (b)            181          4.32          1.30               (0.77)          191
   4.77+ (b)              -##      354.65 (a)      1.70 (a)            0.19(a)        183
-------          ----------       -------        ------                ----           ---

-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

+     Not Annualized

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.

(d) The portfolio turnover rate does not include the assets acquired in the merger.


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                       AND UNREALIZED
                                                      GAIN (LOSS) ON
                               NET ASSET      NET       INVESTMENTS                DIVIDENDS                               NET ASSET
        YEAR OR                  VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                  VALUE,
        PERIOD                 BEGINNING    INCOME        CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL       TOTAL       END OF
         ENDED                 OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME        GAINS     DISTRIBUTIONS   PERIOD
        -------                ---------  ----------  --------------- ----------  ---------- ------------   -------------  --------

AGGRESSIVE GROWTH TRUST -
 SERIES I

   12/31/2004                  $   13.28  ($   0.09)  $       1.32    $    1.23           -            -                -  $  14.51
   12/31/2003                       9.92      (0.09)          3.45         3.36           -            -                -     13.28
   12/31/2002                      13.22      (0.09)         (3.21)       (3.30)          -            -                -      9.92
   12/31/2001                      17.86      (0.11)         (4.53)       (4.64)          -            -                -     13.22
   12/31/2000                      17.34      (0.12)          0.64         0.52           -            -                -     17.86
 SERIES II
   12/31/2004                      13.25      (0.12)          1.34         1.22           -            -                -     14.47
   12/31/2003                       9.92      (0.12)          3.45         3.33           -            -                -     13.25
   01/28/2002* to 12/31/2002       12.90      (0.12)         (2.86)       (2.98)          -            -                -      9.92
 SERIES III
   12/31/2004                      13.28      (0.13)          1.36         1.23           -            -                -     14.51
   09/05/2003* to 12/31/2003       12.46      (0.01)          0.83         0.82           -            -                -     13.28
                               ---------  ---------   ------------    ---------   ---------- -----------    -------------  --------

EMERGING SMALL COMPANY TRUST -
 SERIES I
   12/31/2004                  $   25.78  ($   0.21)  $       3.18    $    2.97           -            -                -  $  28.75
   12/31/2003                      18.45      (0.12)          7.45         7.33           -            -                -     25.78
   12/31/2002                      26.06      (0.12)         (7.49)       (7.61)          -            -                -     18.45
   12/31/2001                      35.02      (0.08)         (7.75)       (7.83)          -  ($     1.13)   ($       1.13)    26.06
   12/31/2000                      40.74      (0.02)         (1.33)       (1.35)          -        (4.37)           (4.37)    35.02
 SERIES II
   12/31/2004                      25.72      (0.26)          3.17         2.91           -            -                -     28.63
   12/31/2003                      18.44      (0.18)          7.46         7.28           -            -                -     25.72
   1/28/2002* to 12/31/2002        25.13      (0.11)         (6.58)       (6.69)          -            -                -     18.44
 SERIES III
   12/31/2004                      25.78      (0.30)          3.27         2.97           -            -                -     28.75
   09/05/2003* to 12/31/2003       23.96      (0.08)          1.90         1.82           -            -                -     25.78
                               ---------  ---------   ------------    ---------   ---------- -----------    -------------  --------

SMALL COMPANY BLEND TRUST -
 SERIES I
   12/31/2004                  $   11.40  ($   0.01)  $       0.83    $    0.82           -            -                -  $  12.22
   12/31/2003                       8.16      (0.01)          3.25         3.24           -            -                -     11.40
   12/31/2002                      10.98          - #        (2.80)       (2.80)  ($   0.02)           -    ($       0.02)     8.16
   12/31/2001                      11.31       0.03          (0.30)       (0.27)          -  ($     0.06)           (0.06)    10.98
   12/31/2000                      15.76          - #        (3.11)       (3.11)                   (1.34)           (1.34)    11.31
 SERIES II
   12/31/2004                      11.38      (0.03)          0.83         0.80           -            -                -     12.18
   12/31/2003                       8.15      (0.03)          3.26         3.23           -            -                -     11.38
   1/28/2002* to 12/31/2002        10.69       0.01          (2.53)       (2.52)      (0.02)           -            (0.02)     8.15
                               ---------  ---------   ------------    ---------   ---------- -----------    -------------  --------

SMALL COMPANY TRUST -
 SERIES I
   5/3/2004* to 12/31/2004     $   12.50  ($   0.04)  $       2.76    $    2.72           -            -                -  $  15.22
 SERIES II
   5/3/2004* to 12/31/2004         12.50      (0.06)          2.77         2.71           -            -                -     15.21
 SERIES III
   5/3/2004* to 12/31/2004         12.50      (0.09)          2.79         2.70           -            -                -     15.20
                               ---------  ---------   ------------    ---------   ---------- -----------    -------------  --------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED



                                                                RATIO OF
                                                                 EXPENSES         RATIO OF NET
                        NET ASSETS            RATIO OF          TO AVERAGE         INVESTMENT
                          END OF              EXPENSES          NET ASSETS        INCOME (LOSS)        PORTFOLIO
       TOTAL              PERIOD             TO AVERAGE       AFTER EXPENSE        TO AVERAGE          TURNOVER
      RETURN             (000'S)             NET ASSETS         REDUCTIONS         NET ASSETS           RATE ++
-------------------     ----------           ----------       -------------       -------------        ---------
       9.26%            $  312,907              1.08%              1.08%              (0.71%)             123%
      33.87                261,138              1.09               1.09               (0.81)               71
     (24.96)               225,798              1.09               1.09               (0.80)              104
     (25.98)               309,746              1.07               1.07               (0.73)               96
       3.00                416,643              1.07               1.07               (0.61)               70

       9.21                133,344              1.28               1.28               (0.88)              123
      33.57                 40,267              1.29               1.29               (1.03)               71
     (23.10) +              17,322              1.29  (a)          1.29  (a)          (1.27)  (a)         104

       9.26                    257              1.43               1.43               (0.97)              123
       6.58  +                   - ##           1.44  (a)          1.44  (a)          (0.25)  (a)          71
     ------             ----------             -----               ----              ------               ---

      11.52%            $  392,677              1.11%              1.11%              (0.76%)              55%
      39.73                401,433              1.11               1.11               (0.58)               51
     (29.20)               293,594              1.12               1.12               (0.57)               35
     (22.24)               447,673              1.12               1.12               (0.30)               48
      (4.30)               573,471              1.10               1.10               (0.04)               23

      11.31                119,713              1.31               1.31               (0.98)               55
      39.48                 82,836              1.31               1.31               (0.82)               51
     (26.62) +              17,791              1.32  (a)          1.32  (a)          (0.63)  (a)          35

      11.52    (b)             177              4.86               1.46               (1.16)               55
       7.60  + (b)               1             20.19  (a)          1.46  (a)          (0.98)  (a)          51
     ------             ----------             -----               ----              ------               ---

       7.19%            $  137,608              1.14%              1.14%              (0.07%)              42%
      39.71                150,801              1.15               1.15               (0.08)               37
     (25.55)               106,357              1.15               1.15               (0.04)               48
      (2.31)               161,250              1.17               1.17                0.29                39
     (19.74)                95,123              1.19               1.19               (0.01)               49

       7.03                 74,281              1.34               1.34               (0.25)               42
      39.63                 59,724              1.35               1.35               (0.29)               37
     (23.63) +              16,014              1.35  (a)          1.35  (a)           0.12   (a)          48
     ------             ----------             -----               ----              ------               ---

      21.76% + (b)      $   24,289              1.67% (a)          1.59% (a)          (0.47%) (a)         107%  +

      21.68  + (b)          32,062              1.87  (a)          1.79  (a)          (0.68)  (a)         107   +

      21.60  + (b)              63              2.12  (a)          1.94  (a)          (1.01)  (a)         107   +
     ------             ----------             -----               ----              ------               ---

----------
-   Net investment income has been calculated using the average shares method.

*   Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+   Not Annualized

#   Amount is less than $.01 per share.

##  Amount is less than $1,000

(a) Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                       NET REALIZED
                                                       AND UNREALIZED
                                                      GAIN (LOSS) ON
                               NET ASSET      NET       INVESTMENTS                DIVIDENDS                               NET ASSET
      YEAR OR                    VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                  VALUE,
      PERIOD                   BEGINNING     INCOME       CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL         TOTAL     END OF
       ENDED                   OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME       GAINS      DISTRIBUTIONS   PERIOD
      -------                  ---------  ----------  --------------- ----------  ---------- -------------  -------------  --------
DYNAMIC GROWTH TRUST -
 SERIES I
   12/31/2004                  $   4.40   ($    0.03)  $        0.47  $    0.44           -             -           -       $   4.84
   12/31/2003                      3.41        (0.03)           1.02       0.99           -             -           -           4.40
   12/31/2002                      4.76        (0.02)          (1.33)     (1.35)          -             -           -           3.41
   12/31/2001                      7.98        (0.02)          (3.19)     (3.21)  ($   0.01)            -      ($0.01)          4.76
   5/1/2000* to 12/31/2000        12.50         0.02           (4.54)     (4.52)          -             -           -           7.98
 SERIES II
   12/31/2004                      4.39        (0.04)           0.48       0.44           -             -           -           4.83
   12/31/2003                      3.40        (0.03)           1.02       0.99           -             -           -           4.39
   01/28/2002* to 12/31/2002       4.40        (0.03)          (0.97)     (1.00)          -             -           -           3.40
                               --------   ----------   -------------  ---------   ---------        ------      ------       --------

MID CAP STOCK TRUST -
 SERIES I
   12/31/2004                  $  11.87   ($    0.05)  $        2.31  $    2.26           -             -           -       $  14.13
   12/31/2003                      8.34        (0.05)           3.58       3.53           -             -           -          11.87
   12/31/2002                     10.77        (0.05)          (2.38)     (2.43)          -             -           -           8.34
   12/31/2001                     12.10        (0.04)          (1.29)     (1.33)          -             -           -          10.77
   12/31/2000                     12.60        (0.01)          (0.49)     (0.50)          -             -           -          12.10
 SERIES II                                                                                -             -           -
   12/31/2004                     11.84        (0.07)           2.29       2.22           -             -           -          14.06
   12/31/2003                      8.34        (0.08)           3.58       3.50           -             -           -          11.84
   1/28/2002* to 12/31/2002       10.64        (0.05)          (2.25)     (2.30)          -             -           -           8.34
 SERIES III                                                                               -             -           -
   12/31/2004                     11.87        (0.02)           2.28       2.26           -             -           -          14.13
   09/05/2003* to 12/31/2003      10.75        (0.04)           1.16       1.12           -             -           -          11.87
                               --------   ----------   -------------  ---------   ---------        ------      ------       --------

NATURAL RESOURCES TRUST -
 SERIES I
   12/31/2004                  $  18.00    $    0.12   $        4.19  $    4.31   ($   0.02)       ($0.33)     ($0.35)      $  21.96
   5/5/2003* to 12/31/2003        12.50         0.05            5.45       5.50           -             -           -          18.00
 SERIES II
   12/31/2004                     17.98         0.08            4.17       4.25       (0.01)        (0.33)      (0.34)         21.89
   5/5/2003* to 12/31/2003        12.50         0.02            5.46       5.48           -             -           -          17.98
 SERIES III
   12/31/2004                     18.00         0.04            4.22       4.26       (0.03)        (0.33)      (0.36)         21.90
   9/5/2003* to 12/31/2003        14.72        (0.01)           3.29       3.28           -             -           -          18.00
                               --------   ----------   -------------  ---------   ---------        ------      ------       --------

ALL CAP GROWTH TRUST -
 SERIES I
   12/31/2004                  $  14.41            - # $        0.94  $    0.94           -             -           -       $  15.35
   12/31/2003                     11.15   ($    0.05)           3.31       3.26           -             -           -          14.41
   12/31/2002                     14.75        (0.06)          (3.54)     (3.60)          -             -           -          11.15
   12/31/2001                     20.65        (0.06)          (4.81)     (4.87)          -        ($1.03)     ($1.03)         14.75
   12/31/2000                     24.89        (0.09)          (2.32)     (2.41)          -          1.83)      (1.83)         20.65
 SERIES II
   12/31/2004                     14.37        (0.02)           0.93       0.91           -             -           -          15.28
   12/31/2003                     11.14        (0.07)           3.30       3.23           -             -           -          14.37
   1/28/2002* to 12/31/2002       14.49        (0.06)          (3.29)     (3.35)          -             -           -          11.14
 SERIES III
   12/31/2004                     14.41         0.01            0.93       0.94           -             -           -          15.35
   09/05/2003* to 12/31/2003      13.48        (0.03)           0.96       0.93           -             -           -          14.41
                               --------   ----------   -------------  ---------   ---------        ------      ------       --------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                                RATIO OF
                                                                 EXPENSES         RATIO OF NET
                        NET ASSETS             RATIO OF         TO AVERAGE         INVESTMENT
                          END OF               EXPENSES         NET ASSETS        INCOME (LOSS)        PORTFOLIO
  TOTAL                   PERIOD             TO AVERAGE       AFTER EXPENSE        TO AVERAGE          TURNOVER
  RETURN                 (000'S)             NET ASSETS         REDUCTIONS         NET ASSETS           RATE ++
---------------         ----------           ----------       -------------       -------------        ---------
   10.00%                $ 129,445             1.07%              1.07%             (0.72%)              121%
   29.03                   140,190             1.09 (c)           1.09              (0.68)               133 (d)
  (28.36)                   63,745             1.10               1.10              (0.55)               165
  (40.24)                  132,709             1.08               1.08              (0.43)               180
  (36.16) +                135,758             1.07 (a)           1.07 (a)           0.35  (a)            80

   10.02                    40,354             1.27               1.27              (0.92)               121
   29.12                    41,792             1.29 (c)           1.29              (0.88)               133 (d)
  (22.73) +                  4,242             1.30 (a)           1.30 (a)          (0.81) (a)           165
  ------                 ---------            -----               ----              -----                ---

   19.04%                $ 349,167             0.96%              0.96%             (0.43%)              128%
   42.33                   260,191             0.99               0.99              (0.55)               132
  (22.56)                  186,950             1.00               1.00              (0.53)               128
  (10.99)                  153,732             1.00               1.00              (0.36)               170
   (3.97)                  122,350             1.00               1.00              (0.11)               300

   18.75                   225,960             1.16               1.16              (0.58)               128
   41.97                   116,299             1.19               1.19              (0.75)               132
  (21.62) +                 31,611             1.20 (a)           1.20 (a)          (0.70) (a)           128

   19.04    (b)              1,237             2.24               1.31              (0.12)               128
   10.42  + (b)                  6            39.49 (a)           1.34 (a)          (1.05) (a)           132
  ------                 ---------            -----               ----              -----                ---

   24.32%                $ 225,650             1.13%              1.13%              0.63%                20%
   44.00  +                 90,099             1.21 (a)           1.21 (a)           0.54  (a)            23

   24.05                   317,614             1.33               1.33               0.41                 20
   43.84  +                 74,882             1.41 (a)           1.41 (a)           0.23  (a)            23

   24.04    (b)                911             2.87               1.48               0.19                 20
   22.28  + (b)                  2            45.65 (a)           1.56 (a)          (0.20) (a)            23
  ------                 ---------            -----               ----              -----                ---

    6.52%                $ 475,140             1.00%              1.00%             (0.01%)               77%
   29.24                   520,181             1.01               1.01              (0.38)                58
  (24.41)                  456,752             1.02               1.02              (0.43)                80
  (23.77)                  637,879             1.01               1.01              (0.39)                69
  (10.79)                  873,214             1.00               1.00              (0.37)               103

    6.33                   150,499             1.20               1.20              (0.11)                77
   28.99                    87,300             1.21               1.21              (0.58)                58
  (23.12) +                 24,896             1.22 (a)           1.22 (a)          (0.54) (a)            80

    6.52                       317             1.35               1.35               0.09                 77
    6.90  +                      2             1.36 (a)           1.36 (a)          (0.61) (a)            58
  ------                 ---------            -----               ----              -----                ---

----------
-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.08% for Series I and 1.28% for Series II.

(d) The portfolio turnover rate does not include the assets acquired in the merger.


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                       AND UNREALIZED
                                                      GAIN (LOSS) ON
                               NET ASSET      NET       INVESTMENTS                DIVIDENDS                               NET ASSET
          YEAR OR                VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                  VALUE,
           PERIOD              BEGINNING    INCOME        CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL       TOTAL       END OF
           ENDED               OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME       GAINS      DISTRIBUTIONS   PERIOD
----------------------------   ---------  ----------  --------------- ----------  ---------- -------------  -------------  --------
STRATEGIC OPPORTUNITIES
 TRUST -
 SERIES I
   12/31/2004                  $    9.74  $   0.04    $     1.16      $   1.20    ($  0.01)              -     ($    0.01)   $10.93
   12/31/2003                       7.74      0.01          1.99          2.00           -               -              -      9.74
   12/31/2002                      12.64     (0.03)        (4.87)        (4.90)          -               -              -      7.74
   12/31/2001                      17.52     (0.02)        (2.47)        (2.49)      (0.08)         ($2.31)         (2.39)    12.64
   12/31/2000                      21.90      0.08         (1.20)        (1.12)      (0.07)          (3.19)         (3.26)    17.52
 SERIES II
   12/31/2004                       9.71      0.03          1.17          1.20           - #             -              -     10.91
   12/31/2003                       7.73     (0.01)         1.99          1.98           -               -              -      9.71
   01/28/2002* to 12/31/2002       11.99         - #       (4.26)        (4.26)          -               -              -      7.73
----------------------------   ---------  --------    ----------      --------    --------           -----     ----------    ------

FINANCIAL SERVICES TRUST -
 SERIES I
   12/31/2004                  $   12.73  $   0.05    $     1.27      $   1.32    ($  0.05)              -     ($    0.05)   $14.00
   12/31/2003                       9.55      0.06          3.14          3.20       (0.02)              -          (0.02)    12.73
   12/31/2002                      11.63      0.03         (2.11)        (2.08)          - #             -              - #    9.55
   4/30/2001* to 12/31/2001        12.50      0.01         (0.88)        (0.87)          - #             -              - #   11.63
 SERIES II
   12/31/2004                      12.69      0.02          1.26          1.28       (0.04)              -          (0.04)    13.93
   12/31/2003                       9.54      0.04          3.14          3.18       (0.03)              -          (0.03)    12.69
   1/28/2002* to 12/31/2002        11.48      0.03         (1.97)        (1.94)          - #             -              - #    9.54
 SERIES III
   12/31/2004                      12.73         - #        1.28          1.28       (0.06)              -          (0.06)    13.95
   09/05/2003* to 12/31/2003       11.28      0.04          1.41          1.45           -               -              -     12.73
----------------------------   ---------  --------    ----------      --------    --------           -----     ----------    ------

INTERNATIONAL STOCK TRUST -
 SERIES I
   12/31/2004                  $    9.69  $   0.12    $     1.38      $   1.50    ($  0.08)              -     ($    0.08)   $11.11
   12/31/2003                       7.48      0.08          2.17          2.25       (0.04)              -          (0.04)     9.69
   12/31/2002                       9.59      0.07         (2.14)        (2.07)      (0.04)              -          (0.04)     7.48
   12/31/2001                      12.81      0.04         (2.75)        (2.71)      (0.02)         ($0.49)         (0.51)     9.59
   12/31/2000                      15.43      0.01         (2.56)        (2.55)          -           (0.07)         (0.07)    12.81
 SERIES II
   12/31/2004                       9.68      0.10          1.38          1.48       (0.08)              -          (0.08)    11.08
   12/31/2003                       7.48      0.05          2.20          2.25       (0.05)              -          (0.05)     9.68
   1/28/2002* to 12/31/2002         9.92     (0.01)        (2.39)        (2.40)      (0.04)              -          (0.04)     7.48
 SERIES III
   12/31/2004                       9.69      0.07          1.40          1.47       (0.09)              -          (0.09)    11.07
   09/05/2003* to 12/31/2003        8.42     (0.02)         1.29          1.27           -               -              -      9.69
----------------------------   ---------  --------    ----------      --------    --------           -----     ----------    ------

OVERSEAS TRUST -
 SERIES I
   12/31/2004                      $9.57  $   0.04    $     1.09      $   1.13    ($  0.04)              -     ($    0.04)   $10.66
   12/31/2003                       6.69      0.04          2.87          2.91       (0.03)              -          (0.03)     9.57
   12/31/2002                       8.56      0.03         (1.86)        (1.83)      (0.04)              -          (0.04)     6.69
   12/31/2001                      11.91      0.07         (2.47)        (2.40)      (0.03)         ($0.92)         (0.95)     8.56
   12/31/2000                      15.92      0.05         (2.84)        (2.79)      (0.13)          (1.09)         (1.22)    11.91
 SERIES II
   12/31/2004                       9.55      0.01          1.09          1.10       (0.03)              -          (0.03)    10.62
   12/31/2003                       6.69      0.01          2.89          2.90       (0.04)              -          (0.04)     9.55
   1/28/2002* to 12/31/2002         8.25     (0.02)        (1.50)        (1.52)      (0.04)              -          (0.04)     6.69
 SERIES III
   12/31/2004                       9.57     (0.02)         1.12          1.10       (0.05)              -          (0.05)    10.62
   09/05/2003* to 12/31/2003        8.24     (0.02)         1.35          1.33           -               -              -      9.57
----------------------------   ---------  --------    ----------      --------    --------           -----     ----------    ------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED




                                                                RATIO OF
                                                                 EXPENSES         RATIO OF NET
                        NET ASSETS            RATIO OF          TO AVERAGE         INVESTMENT
                          END OF              EXPENSES          NET ASSETS        INCOME (LOSS)        PORTFOLIO
  TOTAL                   PERIOD             TO AVERAGE       AFTER EXPENSE        TO AVERAGE          TURNOVER
  RETURN                 (000'S)             NET ASSETS         REDUCTIONS         NET ASSETS           RATE ++
-------------------     ----------           ----------       -------------       -------------        ---------
      12.32%            $  494,745             0.92%              0.92%               0.40%                 116%
      25.84                533,891             0.93               0.93                0.10                  185
     (38.77)               513,567             0.92               0.92               (0.28)                 229
     (15.25)             1,057,285             0.91               0.91               (0.12)                 260
      (6.37)             1,425,677             0.90               0.90                0.41                  165

      12.39                 27,611             1.12               1.12                0.25                  116
      25.61                 22,968             1.13               1.13               (0.13)                 185
     (35.53) +               9,181             1.12 (a)           1.12 (a)            0.02  (a)             229
     ------             ----------           ------               ----               -----                  ---

      10.38%            $   53,481             1.01%              1.01%               0.36%                  12%
      33.58                 52,467             1.05               1.05                0.58                   25
     (17.88)                37,132             1.07               1.07                0.31                   34
      (6.93) +              24,840             1.21 (a)           1.21 (a)            0.08  (a)              53

      10.09                 43,213             1.21               1.21                0.17                   12
      33.40                 36,337             1.25               1.25                0.37                   25
     (16.90) +              12,138             1.27 (a)           1.27 (a)            0.37  (a)              34

      10.11    (b)             137             4.83               1.36               (0.01)                  12
      12.85  + (b)               - ##        186.33 (a)           1.40 (a)            0.97  (a)              25
     ------             ----------           ------               ----               -----                  ---

      15.59%            $  366,475             1.16%              1.16%               1.18%                  76%
      30.27                289,227             1.17               1.17                1.07                  159
     (21.69)   (b)         246,794             1.18               1.17                0.77                   78
     (21.54)   (b)         265,353             1.22               1.21                0.42                   31
     (16.57)   (b)         298,054             1.24               1.23                0.10                   39

      15.35                253,353             1.36               1.36                0.99                   76
      30.26                 99,529             1.37               1.37                0.65                  159
     (24.29) + (b)          32,674             1.38 (a)           1.37 (a)           (0.20) (a)              78

      15.31                    691             1.51               1.51                0.75                   76
      15.08  +                   2             1.52 (a)           1.52 (a)           (0.58) (a)             159
     ------             ----------           ------               ----               -----                  ---

      11.79%            $  487,700             1.12%              1.12%               0.43%                  85%
      43.83                364,179             1.13               1.13                0.51                  103
     (21.44)               298,843             1.10               1.10                0.37                   81
     (21.10)               428,911             1.10               1.10                0.76                  100
     (18.72)               488,582             1.15               1.15                0.40                  142

      11.56                313,525             1.32               1.32                0.18                   85
      43.71                 96,010             1.33               1.33                0.19                  103
     (18.49) +              27,680             1.30 (a)           1.30 (a)           (0.24) (a)              81

      11.49                    844             1.47               1.47               (0.20)                  85
      16.14  +                   5             1.48 (a)           1.48 (a)           (0.67) (a)             103
     ------             ----------           ------               ----               -----                  ---

----------
-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                       AND UNREALIZED
                                                      GAIN (LOSS) ON
                               NET ASSET      NET       INVESTMENTS                DIVIDENDS                               NET ASSET
        YEAR OR                  VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                  VALUE,
        PERIOD                 BEGINNING    INCOME        CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL       TOTAL       END OF
         ENDED                 OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME       GAINS      DISTRIBUTIONS   PERIOD
-----------------------------  ---------  ----------  --------------- ----------  ---------- -------------  -------------  --------
INTERNATIONAL SMALL CAP
 TRUST -
 SERIES I
   12/31/2004                  $   14.56  $    0.22   $        2.87   $    3.09   ($  0.02)             -   ($     0.02)   $  17.63
   12/31/2003                       9.41       0.08            5.07        5.15          -              -             -       14.56
   12/31/2002                      11.30      (0.04)          (1.85)      (1.89)         -              -             -        9.41
   12/31/2001                      16.40          -#          (5.10)      (5.10)         -              -             -       11.30
   12/31/2000                      28.16      (0.15)          (6.33)      (6.48)         -     ($    5.28)        (5.28)      16.40
 SERIES II
   12/31/2004                      14.54       0.17            2.89        3.06      (0.02)             -         (0.02)      17.58
   12/31/2003                       9.41       0.05            5.08        5.13          -              -             -       14.54
   01/28/2002* to 12/31/2002       11.35      (0.07)          (1.87)      (1.94)         -              -             -        9.41
 SERIES III
   12/31/2004                      14.56       0.10            2.95        3.05      (0.03)             -         (0.03)      17.58
   09/05/2003* to 12/31/2003       12.69      (0.01)           1.88        1.87          -              -             -       14.56
-----------------------------  ---------  ---------   -------------   ---------   --------     ----------   -----------    --------

INTERNATIONAL VALUE TRUST -
 SERIES I
   12/31/2004                  $   12.33  $    0.21   $        2.42   $    2.63   ($  0.16)             -   ($     0.16)   $  14.80
   12/31/2003                       8.60       0.21            3.60        3.81      (0.08)             -         (0.08)      12.33
   12/31/2002                      10.54       0.14           (2.01)      (1.87)     (0.07)             -         (0.07)       8.60
   12/31/2001                      12.06       0.14           (1.34)      (1.20)     (0.12)    ($    0.20)        (0.32)      10.54
   12/31/2000                      12.98       0.20           (1.04)      (0.84)     (0.05)         (0.03)        (0.08)      12.06
 SERIES II
   12/31/2004                      12.29       0.19            2.41        2.60      (0.15)             -         (0.15)      14.74
   12/31/2003                       8.60       0.18            3.60        3.78      (0.09)             -         (0.09)      12.29
   1/28/2002* to 12/31/2002        10.31       0.01           (1.65)      (1.64)     (0.07)             -         (0.07)       8.60
 SERIES III
   12/31/2004                      12.33       0.23            2.37        2.60      (0.18)             -         (0.18)      14.75
   09/05/2003* to 12/31/2003       10.79       0.01            1.53        1.54          -              -             -       12.33
-----------------------------  ---------  ---------   -------------   ---------   --------     ----------   -----------    --------

QUANTITATIVE MID CAP TRUST -
 SERIES I
   12/31/2004                  $   10.93  ($   0.01)  $        2.00   $    1.99          -              -             -    $  12.92
   12/31/2003                       7.89      (0.01)           3.05        3.04          -              -             -       10.93
   12/31/2002                      10.20      (0.01)          (2.30)      (2.31)         -              -             -        7.89
   4/30/2001* to 12/31/2001        12.50          -#          (2.30)      (2.30)         -              -             -       10.20
 SERIES II
   12/31/2004                      10.90      (0.03)           1.98        1.95          -              -             -       12.85
   12/31/2003                       7.88      (0.03)           3.05        3.02          -              -             -       10.90
   1/28/2002* to 12/31/2002        10.03      (0.02)          (2.13)      (2.15)         -              -             -        7.88
-----------------------------  ---------  ---------   -------------   ---------   --------     ----------   -----------    --------

MID CAP CORE TRUST -
 SERIES I
   12/31/2004                  $   15.32  $    0.02   $        2.16   $    2.18          -     ($    0.14)  ($     0.14)   $  17.36
   5/5/2003* to 12/31/2003         12.50      (0.01)           2.83        2.82          -              -             -       15.32
 SERIES II
   12/31/2004                      15.30      (0.01)           2.16        2.15          -          (0.14)        (0.14)      17.31
   5/5/2003* to 12/31/2003         12.50      (0.03)           2.83        2.80          -              -             -       15.30
 SERIES III
   12/31/2004                      15.32       0.01            2.17        2.18          -          (0.14)        (0.14)      17.36
   09/05/2003* to 12/31/2003       14.47       0.04            0.81        0.85          -              -             -       15.32
-----------------------------   ---------  ---------   -------------   ---------   --------     ----------   -----------    --------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED


                                                                RATIO OF
                                                                 EXPENSES         RATIO OF NET
                        NET ASSETS            RATIO OF          TO AVERAGE         INVESTMENT
                          END OF              EXPENSES          NET ASSETS        INCOME (LOSS)        PORTFOLIO
  TOTAL                   PERIOD             TO AVERAGE       AFTER EXPENSE        TO AVERAGE          TURNOVER
  RETURN                 (000'S)             NET ASSETS         REDUCTIONS         NET ASSETS           RATE ++
-------------------     ----------           ----------       -------------       -------------        ---------
   21.23%                $ 308,654             1.24%              1.24%               1.44%                32%
   54.73                   245,603             1.32               1.32                0.66                140
  (16.73)                  100,006             1.57               1.57               (0.40)               501
  (31.10)                  146,451             1.60               1.60               (0.01)               721
  (29.16)                  257,406             1.54               1.54               (0.67)               529

   21.03                   187,017             1.44               1.44                1.10                 32
   54.52                    73,655             1.52               1.52                0.41                140
  (17.09) +                  4,848             1.77 (a)           1.77 (a)           (0.73) (a)           501

   20.98    (b)                477             3.57               1.63                0.61                 32
   14.74  + (b)                  9            15.64 (a)           1.59 (a)           (0.19) (a)           140
  ------                ----------           ------               ----               -----                ---

   21.54%   (b)          $ 462,133             1.07%              1.00%               1.64%                29%
   44.86    (b)            267,454             1.13               1.12                2.18                 51
  (17.84)                  228,882             1.12               1.12                1.45                 26
   (9.97)                  208,230             1.15               1.15                1.32                 33
   (6.46)                  158,511             1.18               1.18                1.63                 41

   21.37    (b)            370,726             1.27               1.20                1.50                 29
   44.52    (b)            138,365             1.33               1.32                1.78                 51
  (16.00) +                 50,353             1.32 (a)           1.32 (a)            0.09 (a)             26

   21.27    (b)                607             1.44               1.38                1.79                 29
   14.27  + (b)                  1             1.48 (a)           1.47 (a)            0.28 (a)             51
  ------                ----------           ------               ----               -----                ---

   18.21%                $ 131,640             0.89%              0.89%              (0.11%)              157%
   38.53                   110,382             0.90               0.90               (0.10)               107
  (22.65)                   78,053             0.90               0.90               (0.07)               273
  (18.40) +                 99,546             0.90 (a)           0.90 (a)           (0.07) (a)           320

   17.89                    12,297             1.09               1.09               (0.30)               157
   38.32                     7,286             1.10               1.10               (0.30)               107
  (21.44) +                  2,208             1.10 (a)           1.10 (a)           (0.31) (a)           273
  ------                ----------           ------               ----               -----                ---

   14.31%                $  21,228             1.11%              1.11%               0.12%                72%
   22.56  +                 19,539             1.21 (a)           1.21 (a)           (0.08) (a)            22

   14.13                    49,793             1.31               1.31               (0.04)                72
   22.40  +                 29,798             1.41 (a)           1.41 (a)           (0.27) (a)            22

   14.31                        57             1.46               1.46                0.05                 72
    5.87  +                      - ##          1.56 (a)           1.56 (a)            0.76  (a)            22
  ------                ----------           ------               ----               -----                ---

----------------------
-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     NET REALIZED
                                                    AND UNREALIZED
                                                    GAIN (LOSS) ON
                             NET ASSET      NET       INVESTMENTS               DIVIDENDS                                 NET ASSET
           YEAR OR             VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET   DISTRIBUTIONS                   VALUE,
            PERIOD           BEGINNING    INCOME       CURRENCY     INVESTMENT  INVESTMENT  FROM CAPITAL       TOTAL        END OF
            ENDED            OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME        GAINS       DISTRIBUTIONS    PERIOD
            -----            ---------    ------     ------------   ----------    ------        -----      -------------    ------
GLOBAL TRUST (FORMERLY,
 GLOBAL EQUITY TRUST)-
 SERIES I
  12/31/2004                 $   13.11  $    0.18   $        1.73   $    1.91   ($   0.23)             -   ($      0.23)  $   14.79
  12/31/2003                     10.39       0.10            2.72        2.82       (0.10)             -          (0.10)      13.11
  12/31/2002                     13.00       0.08           (2.54)      (2.46)      (0.15)             -          (0.15)      10.39
  12/31/2001                     18.48       0.12           (2.78)      (2.66)      (0.40)  ($      2.42)         (2.82)      13.00
  12/31/2000                     18.79       0.25            1.78        2.03       (0.35)         (1.99)         (2.34)      18.48
 SERIES II
  12/31/2004                     13.07       0.16            1.72        1.88       (0.22)             -          (0.22)      14.73
  12/31/2003                     10.39       0.08            2.71        2.79       (0.11)             -          (0.11)      13.07
  01/28/2002* to 12/31/2002      12.72       0.05           (2.23)      (2.18)      (0.15)             -          (0.15)      10.39
 SERIES III
  12/31/2004                     13.11       0.21            1.67        1.88       (0.25)             -          (0.25)      14.74
  09/05/2003* to 12/31/2003      12.02       0.06            1.03        1.09           -              -              -       13.11
                             ---------  ---------   -------------   ---------  ----------   ------------   ------------   ---------

STRATEGIC GROWTH TRUST-
 SERIES I
  12/31/2004                 $   10.06  $    0.02   $        0.64   $    0.66           -              -              -   $   10.72
  12/31/2003                      7.93      (0.01)           2.14        2.13           -              -              -       10.06
  12/31/2002                     11.02      (0.02)          (3.07)      (3.09)          -              -              -        7.93
  4/30/2001* to 12/31/2001       12.50      (0.01)          (1.47)      (1.48)          -              -              -       11.02
 SERIES II
  12/31/2004                     10.04       0.01            0.62        0.63           -              -              -       10.67
  12/31/2003                      7.93      (0.03)           2.14        2.11           -              -              -       10.04
  1/28/2002* to 12/31/2002       10.58      (0.02)          (2.63)      (2.65)          -              -              -        7.93
 SERIES III
  12/31/2004                     10.06       0.04            0.62        0.66           -              -              -       10.72
  09/05/2003* to 12/31/2003       9.64      (0.01)           0.43        0.42           -              -              -       10.06
                             ---------  ---------   -------------   ---------  ----------   ------------   ------------   ---------

CAPITAL APPRECIATION TRUST-
 SERIES I
  12/31/2004                 $    8.04  $    0.01   $        0.74   $    0.75           -              -              -   $    8.79
  12/31/2003                      6.21      (0.01)           1.84        1.83           -              -              -        8.04
  12/31/2002                      8.95      (0.01)          (2.73)      (2.74)          -              -              -        6.21
  12/31/2001                     10.97      (0.02)          (2.00       (2.02)          -              -              -        8.95
  11/1/2000* to 12/31/2000       12.50          -#          (1.53)      (1.53)          -              -              -       10.97
 SERIES II
  12/31/2004                      8.02          -#           0.74        0.74           -              -              -        8.76
  12/31/2003                      6.20      (0.03)           1.85        1.82           -              -              -        8.02
  1/28/2002* to 12/31/2002        8.73      (0.02)          (2.51)      (2.53)          -              -              -        6.20
 SERIES III
  12/31/2004                      8.04       0.02            0.73        0.75           -              -              -        8.79
  09/05/2003* to 12/31/2003       7.62      (0.01)           0.43        0.42           -              -              -        8.04
                             ---------  ---------   -------------   ---------  ----------   ------------   ------------   ---------

U.S. GLOBAL LEADERS GROWTH
 TRUST-
 SERIES I
  5/3/2004* to 12/31/2004    $   12.50  $    0.07   $        0.66   $    0.73  ($    0.06)             -   ($      0.06)  $   13.17
 SERIES II
  5/3/2004* to 12/31/2004        12.50       0.07            0.64        0.71       (0.05)             -          (0.05)      13.16
                             ---------  ---------   -------------   ---------  ----------   ------------   ------------   ---------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                               RATIO OF
                                               EXPENSES      RATIO OF NET
               NET ASSETS       RATIO OF      TO AVERAGE      INVESTMENT
                 END OF         EXPENSES      NET ASSETS     INCOME (LOSS)    PORTFOLIO
  TOTAL          PERIOD        TO AVERAGE    AFTER EXPENSE    TO AVERAGE      TURNOVER
  RETURN        (000's)        NET ASSETS     REDUCTIONS      NET ASSETS       RATE ++
  ------        -------        ----------     ----------      ----------       ------
 14.75% (b)   $  358,152          1.05%          1.00%           1.36%           39%
 27.46           363,134          1.05           1.05            0.93           149
(19.11)          347,619          1.04           1.04            0.72            92
(16.09)          528,027          1.01           1.01            0.81           156
 12.19           725,419          1.02           1.02            1.44            43

 14.53  (b)       27,980          1.25           1.20            1.21            39
 27.23            19,672          1.25           1.25            0.68           149
(17.33)+           8,503          1.24 (a)       1.24  (a)       0.55  (a)       92
 14.53  (b)          168          5.53           1.35            1.58            39
  9.07 +(b)            - ##     345.59 (a)       1.40  (a)       1.38  (a)      149
------        ----------        ------           ----            ----           ---

  6.56%       $  209,669          0.97%          0.97%           0.25%           72%
 26.86           175,020          0.99           0.99           (0.09)           77
(28.04)          132,098          1.01           1.01           (0.22)           91
(11.84)+          91,393          1.10 (a)       1.10  (a)      (0.19) (a)      107

  6.27           177,821          1.17           1.17            0.15            72
 26.61            86,609          1.19           1.19           (0.29)           77
(25.05)+          25,425          1.21 (a)       1.21  (a)      (0.23) (a)       91

  6.56  (b)          425          3.10           1.32            0.42            72
  4.36 +(b)            2         52.48 (a)       1.34  (a)      (0.18) (a)       77
------        ----------        ------           ----            ----           ---

  9.33%       $  128,626          0.97%          0.97%           0.15%           79%
 29.47           120,859          0.99           0.99           (0.13)           71
(30.61)          100,415          1.05           1.05           (0.14)           67
(18.41)           40,202          1.20           1.20           (0.22)          102
(12.24)+(b)        5,280          1.60 (a)       1.40  (a)      (0.21) (a)      143

  9.23           125,064          1.17           1.17            0.02            79
 29.35            72,208          1.19           1.19           (0.35)           71
(28.98)+          22,698          1.25 (a)       1.25  (a)      (0.27) (a)       67

  9.33               219          1.32           1.32            0.25            79
  5.51 +               2          1.34           1.34  (a)      (0.38)           71
------        ----------        ------           ----            ----           ---

  5.82%+(b)   $    2,940          1.49%(a)       1.26%  (a)      0.82% (a)        7%+

  5.68 +(b)        6,658          1.69 (a)       1.46  (a)       0.89  (a)        7 +
------        ----------        ------           ----            ----           ---

-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     NET REALIZED
                                                    AND UNREALIZED
                                                    GAIN (LOSS) ON
                             NET ASSET      NET       INVESTMENTS               DIVIDENDS                                 NET ASSET
           YEAR OR             VALUE,   INVESTMENT   AND FOREIGN    TOTAL FROM   FROM NET   DISTRIBUTIONS                  VALUE,
           PERIOD            BEGINNING    INCOME       CURRENCY     INVESTMENT  INVESTMENT  FROM CAPITAL       TOTAL       END OF
            ENDED            OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME       GAINS       DISTRIBUTIONS   PERIOD
---------------------------  ---------    ------    --------------  ----------    ------       -----       -------------   ------
QUANTITATIVE ALL CAP TRUST
 SERIES I
  12/31/2004                 $   15.05  $  0.16     $        2.02   $    2.18   ($   0.11)   ($     0.48)   ($     0.59)  $   16.64
  5/5/2003* to 12/31/2003        12.50     0.02              3.04        3.06       (0.51)             -          (0.51)      15.05
 SERIES II
  12/31/2004                     15.05     0.09              2.06        2.15       (0.09)         (0.48)         (0.57)      16.63
  5/5/2003* to 12/31/2003        12.50        - #            3.05        3.05       (0.50)             -          (0.50)      15.05
 SERIES III
  12/31/2004                     15.05     0.16              2.02        2.18       (0.11)         (0.48)         (0.59)      16.64
  09/05/2003* to 12/31/2003      14.08     0.06              1.41        1.47       (0.50)             -          (0.50)      15.05
                             ---------  -------     -------------   ---------   ---------    -----------    -----------   ---------
ALL CAP CORE TRUST
 SERIES I
  12/31/2004                 $   13.72  $  0.11     $        2.12   $    2.23   ($   0.06)             -    ($     0.06)  $   15.89
  12/31/2003                     10.43     0.06              3.23        3.29           -              -              -       13.72
  12/31/2002                     13.95    (0.02)            (3.50)      (3.52)          -              -              -       10.43
  12/31/2001                     17.74    (0.06)            (3.73)      (3.79)          -              -              -       13.95
  12/31/2000                     26.88    (0.06)            (6.47)      (6.53)          -    ($     2.61)         (2.61)      17.74
 SERIES II
  12/31/2004                     13.69     0.08              2.11        2.19       (0.05)             -          (0.05)      15.83
  12/31/2003                     10.43     0.03              3.23        3.26           -              -              -       13.69
  1/28/2002* to 12/31/2002       13.64    (0.02)            (3.19)      (3.21)          -              -              -       10.43
                             ---------  -------     -------------   ---------   ---------    -----------    -----------   ---------

LARGE CAP GROWTH TRUST
 SERIES I
  12/31/2004                 $    9.51  $  0.06     $        0.53   $    0.59   ($   0.03)             -    ($     0.03)  $   10.07
  12/31/2003                      7.61     0.03              1.89        1.92       (0.02)             -          (0.02)       9.51
  12/31/2002                      9.89     0.02             (2.27)      (2.25)      (0.03)             -          (0.03)       7.61
  12/31/2001                     12.58     0.03             (2.25)      (2.22)          -    ($     0.47)         (0.47)       9.89
  12/31/2000                     17.23    (0.01)            (2.03)      (2.04)      (0.04)         (2.57)         (2.61)      12.58
 SERIES II
  12/31/2004                      9.48     0.05              0.52        0.57       (0.02)             -          (0.02)      10.03
  12/31/2003                      7.60     0.01              1.90        1.91       (0.03)             -          (0.03)       9.48
  1/28/2002* to 12/31/2002        9.79     0.02             (2.18)      (2.16)      (0.03)             -          (0.03)       7.60
                             ---------  -------     -------------   ---------   ---------    -----------    -----------   ---------

BLUE CHIP GROWTH TRUST
 SERIES I
  12/31/2004                 $   15.48  $  0.08     $        1.32   $    1.40   ($   0.02)             -    ($     0.02)  $   16.86
  12/31/2003                     11.99     0.02              3.48        3.50       (0.01)             -          (0.01)      15.48
  12/31/2002                     15.83     0.01             (3.85)      (3.84)          -              -              -       11.99
  12/31/2001                     20.13        - #           (2.97)      (2.97)          -    ($     1.33)         (1.33)      15.83
  12/31/2000                     21.64    (0.02)            (0.50)      (0.52)      (0.01)         (0.98)         (0.99)      20.13
 SERIES II
  12/31/2004                     15.43     0.07              1.29        1.36       (0.01)             -          (0.01)      16.78
  12/31/2003                     11.98        - #            3.47        3.47       (0.02)             -          (0.02)      15.43
  1/28/2002* to 12/31/2002       15.53        - #           (3.55)      (3.55)          -              -              -       11.98
 SERIES III
  12/31/2004                     15.48     0.11              1.25        1.36       (0.04)             -          (0.04)      16.80
  09/05/2003* to 12/31/2003      14.36     0.01              1.11        1.12           -              -              -       15.48
                             ---------  -------     -------------   ---------   ---------    -----------    -----------   ---------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                             RATIO OF
                                             EXPENSES     RATIO OF NET
                 NET ASSETS     RATIO OF    TO AVERAGE     INVESTMENT
                   END OF       EXPENSES    NET ASSETS    INCOME (LOSS)  PORTFOLIO
   TOTAL           PERIOD      TO AVERAGE  AFTER EXPENSE   TO AVERAGE    TURNOVER
   RETURN         (000'S)      NET ASSETS   REDUCTIONS     NET ASSETS    RATE ++
   ------         -------      ----------   ----------     ----------    -------
 14.91%        $  327,274        0.81%          0.81%          1.05%          158%
 24.49 + (b)        2,141        2.59 (a)       1.30 (a)       0.18 (a)        96

 14.67              4,643        1.13           1.13           0.60           158
 24.38 + (b)        2,542        2.81 (a)       1.50 (a)      (0.02)(a)        96

 14.87   (b)          953        1.77           1.18           1.08           158
 10.42 + (b)            - ##   347.32 (a)       1.65 (a)       1.30 (a)        96
 -----         ----------      ------           ----           ----           ---

 16.33%        $  257,072        0.92%          0.92%          0.75%          257%
 31.54            264,170        0.93           0.93           0.49           183
(25.23)           243,484        0.91           0.91          (0.20)          153
(21.36)           494,523        0.91           0.91          (0.41)          121
(27.29)           637,194        0.90           0.90          (0.26)          147

 16.06             12,991        1.12           1.12           0.56           257
 31.26             10,246        1.13           1.13           0.29           183
(23.53)+            4,296        1.11 (a)       1.11 (a)      (0.19)(a)       153
 -----         ----------      ------           ----           ----           ---

  6.18%        $  382,979        0.96%          0.96%          0.68%           50%
 25.33            414,672        0.97           0.97           0.31            62
(22.83)           370,765        0.98           0.98           0.26            92
(17.81)           496,049        0.95           0.95           0.30           123
(14.24)           541,693        0.94           0.94          (0.01)           92

  6.00             99,710        1.16           1.16           0.51            50
 25.24             85,866        1.17           1.17           0.12            62
(22.15)+           31,496        1.18 (a)       1.18 (a)       0.27 (a)        92
 -----         ----------      ------           ----           ----           ---

  9 03%  (b)   $1,309,286        0.91%          0.88%          0.53%           31%
 29.17   (b)    1,290,525        0.92           0.90           0.15            35
(24.26)  (b)    1,092,775        0.93           0.91           0.05            39
(14.61)  (b)    1,633,194        0.93           0.92           0.00            48
 (2.76)  (b)    1,999,039        0.92           0.91          (0.07)           48

  8.83   (b)      471,069        1.11           1.08           0.47            31
 29.02   (b)      204,653        1.12           1.10          (0.03)           35
(22.86)+ (b)       61,375        1.13 (a)       1.11 (a)      (0.01)(a)        39

  8.79   (b)        1,128        2.69           1.23           0.73            31
  7.80 + (b)            6       19.68 (a)       1.25 (a)       0.12 (a)        35
 -----         ----------      ------           ----           ----           ---

-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                  NET REALIZED
                                                 AND UNREALIZED
                                                 GAIN (LOSS) ON
                            NET ASSET     NET      INVESTMENTS              DIVIDENDS                               NET ASSET
           YEAR OR           VALUE,   INVESTMENT  AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                 VALUE,
           PERIOD           BEGINNING  INCOME       CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL      TOTAL       END OF
            ENDED           OF PERIOD  (LOSS)     TRANSACTIONS  OPERATIONS    INCOME       GAINS     DISTRIBUTIONS   PERIOD
--------------------------- --------- ---------- -------------- ----------- ---------- ------------- ------------- ----------
U.S. LARGE CAP TRUST -
 SERIES I
  12/31/2004                $  12.84  $   0.07   $      1.13    $    1.20  ($   0.04)          -     ($    0.04)   $  14.00
  12/31/2003                    9.41      0.05          3.42         3.47      (0.04)          -          (0.04)      12.84
  12/31/2002                   12.61      0.05         (3.22)       (3.17)     (0.03)          -          (0.03)       9.41
  12/31/2001                   13.09      0.04         (0.38)       (0.34)     (0.05)  ($   0.09)         (0.14)      12.61
  12/31/2000                   12.84      0.07          0.29         0.36      (0.03)      (0.08)         (0.11)      13.09
 SERIES II
  12/31/2004                   12.79      0.04          1.12         1.16      (0.03)          -          (0.03)      13.92
  12/31/2003                    9.41      0.02          3.41         3.43      (0.05)          -          (0.05)      12.79
  01/28/2002* TO 12/31/2002    12.35      0.03         (2.94)       (2.91)     (0.03)          -          (0.03)       9.41
 SERIES III
  12/31/2004                   12.84      0.04          1.13         1.17      (0.06)          -          (0.06)      13.95
 09/05/2003* TO 12/31/2003     11.72      0.01          1.11         1.12          -           -              -       12.84
--------------------------  --------  --------   -----------    ---------   --------   ---------     ----------    --------
CORE EQUITY TRUST -
 SERIES I
  5/3/2004* TO 12/31/2004   $  12.50         - # $      1.73    $    1.73          -           -              -    $  14.23
 SERIES II
  5/3/2004* TO 12/31/2004      12.50  ($  0.02)         1.73         1.71          -           -              -       14.21
 SERIES III
  5/3/2004* TO 12/31/2004      12.50     (0.04)         1.74         1.70          -           -              -       14.20
--------------------------  --------  --------   -----------    ---------   --------   ---------     ----------    --------
STRATEGIC VALUE TRUST -
 SERIES I
  12/31/2004                $  10.03  $   0.10   $      1.70    $    1.80  ($   0.04)          -     ($    0.04)   $  11.79
  12/31/2003                    7.79      0.06          2.18         2.24          - #         -              - #     10.03
  12/31/2002                   10.70         - #       (2.91)       (2.91)         -           -              -        7.79
  4/31/2001* TO 12/31/2001     12.50     (0.02)        (1.78)       (1.80)         -           -              -       10.70
 SERIES II
  12/31/2004                   10.00      0.09          1.68         1.77      (0.03)          -          (0.03)      11.74
  12/31/2003                    7.78      0.05          2.18         2.23      (0.01)          -          (0.01)      10.00
  1/28/2002* TO 12/31/2002     10.27         - #       (2.49)       (2.49)         -           -              -        7.78
 SERIES III
  12/31/2004                   10.03      0.13          1.65         1.78      (0.05)          -          (0.05)      11.76
  09/05/2003* TO 12/31/2003     9.42      0.03          0.58         0.61          -           -              -       10.03
--------------------------  --------  --------   -----------    ---------   --------   ---------     ----------    --------
LARGE CAP VALUE TRUST -
 SERIES I
  12/31/2004                $  15.66  $   0.20   $      3.19    $    3.39  ($   0.12)  ($   0.14)    ($    0.26)   $  18.79
  5/5/2003* TO                 12.50         - #        3.46         3.46      (0.30)          -          (0.30)      15.66
  12/31/2003
 SERIES II
  12/31/2004                   15.64      0.17          3.18         3.35      (0.11)      (0.14)         (0.25)      18.74
  5/5/2003* TO                 12.50     (0.03)         3.47         3.44      (0.30)          -          (0.30)      15.64
  12/31/2003
 SERIES III
  4/23/2004* TO 12/31/2004     16.66      0.11          2.14         2.25      (0.12)          -          (0.12)      18.79
--------------------------  --------  --------   -----------    ---------   --------   ---------     ----------    --------
CLASSIC VALUE TRUST -
 SERIES I
  5/3/2004* TO 12/31/2004   $  12.50  $   0.05   $      1.36    $    1.41  ($   0.03)  ($   0.04)    ($    0.07)   $  13.84
 SERIES II
  5/3/2004* to 12/31/2004      12.50      0.04          1.36         1.40      (0.03)      (0.04)         (0.07)      13.83
--------------------------  --------  --------   -----------    ---------   --------   ---------     ----------    --------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             RATIO OF
                                             EXPENSES     RATIO OF NET
                 NET ASSETS   RATIO OF      TO AVERAGE    INVESTMENT
                  END OF      EXPENSES      NET ASSETS    INCOME (LOSS)  PORTFOLIO
  TOTAL           PERIOD     TO AVERAGE    AFTER EXPENSE   TO AVERAGE    TURNOVER
 RETURN           (000'S)    NET ASSETS     REDUCTIONS     NET ASSETS     RATE.++
---------------  ----------  -----------   -------------  -------------  ---------
    9.39%        $  639,099     0.93%(c)       0.93%(c)       0.53%         46%(d)
   37.06            413,803     0.93           0.93           0.43          34
  (25.18)           382,248     0.94           0.94           0.43          42
   (2.54)           518,621     0.93           0.93           0.32          38
    2.78            435,395     0.93           0.93           0.53          31

    9.11            239,922     1.13 (c)       1.13 (c)       0.34          46 (d)
   36.68            143,409     1.13           1.13           0.21          34
  (23.61) +          59,287     1.14 (a)       1.14 (a)       0.35  (a)     42
                                     (a)
    9.14                250     1.28 (c)       1.28 (c)       0.34          46 (d)
    9.56  +               1     1.28 (a)       1.28 (a)       0.34  (a)     34
--------         ----------  -------       --------       --------       -----
   13.84% +      $  194,286     0.96%(a)       0.96%(a)      (0.05%)(a)      6% +

   13.68  +         237,309     1.16 (a)       1.16 (a)      (0.26) (a)      6  +

   13.60  +             607     1.31 (a)       1.31 (a)      (0.47) (a)      6  +
--------         ----------  -------       --------       --------       -----
   17.98%        $   86,592     0.99%          0.99%          0.98%         96%
   28.78             95,602     1.04           1.04           0.69          62
  (27.20)            34,153     1.14           1.14           0.04         109
  (14.40) + (b)      33,428     1.46           1.40 (a)      (0.27) (a)     86

   17.79             71,407     1.19           1.19           0.87          96
   28.68             47,466     1.24           1.24           0.55          62
  (24.25)(a)          5,904     1.34           1.34 (a)       0.04  (a)    109

   17.79                121     1.34           1.34           1.19          96
    6.48 (a)              1     1.39           1.39 (a)       0.93  (a)     62
--------         ----------  -------       --------       --------       -----
   21.80%        $   71,159     1.03%          1.03%          1.22%        109%
   27.65  + (b)       6,203     2.86 (a)       1.40 (a)      (0.02) (a)    105

   21.53            101,505     1.23           1.23           1.00         109
   27.49  + (b)       7,977     3.06 (a)       1.60 (a)      (0.27) (a)    105

   13.48  +             187     1.38 (a)       1.38 (a)       0.92  (a)    109 +
--------         ----------  -------       --------       --------       -----
   11.31% + (b)  $    3,256     1.48%(a)       1.42%          0.59% (a)      9% +

   11.17  + (b)      11,103     1.68 (a)       1.62 (a)       0.44  (a)      9 +
--------         ----------  -------       --------       --------       -----

-   Net investment income has been calculated using the average shares method.

*   Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+   Not Annualized

#   Amount is less than $.01 per share.

(a) Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92%, 1.12% and 1.27% for Series I, Series II, and Series III, respectively.

(d) The portfolio turnover rate does not include the assets acquired in the merger.


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                       AND UNREALIZED
                                                       GAIN (LOSS) ON
                                NET ASSET     NET       INVESTMENTS                DIVIDENDS                               NET ASSET
           YEAR OR                VALUE,   INVESTMENT   AND FOREIGN    TOTAL FROM   FROM NET   DISTRIBUTIONS                VALUE,
           PERIOD               BEGINNING    INCOME       CURRENCY     INVESTMENT  INVESTMENT  FROM CAPITAL      TOTAL      END OF
            ENDED               OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME        GAINS     DISTRIBUTIONS  PERIOD
-----------------------------   ---------  ----------  --------------  ----------  ----------  ------------- ------------- ---------
UTILITIES TRUST-

  SERIES I

    12/31/2004                     $ 9.43       $0.19           $2.56       $2.75      ($0.10)             -        ($0.10)   $12.08
    12/31/2003                       7.11        0.13            2.29        2.42       (0.10)             -         (0.10)     9.43
    12/31/2002                       9.29        0.15           (2.33)      (2.18)          - #            -             - #    7.11
    4/30/2001* to 12/31/2001        12.50        0.07           (3.23)      (3.16)      (0.05)             -         (0.05)     9.29

  SERIES II

    12/31/2004                       9.39        0.17            2.55        2.72       (0.09)             -         (0.09)    12.02
    12/31/2003                       7.10        0.11            2.29        2.40       (0.11)             -         (0.11)     9.39
    01/28/2002* to 12/31/2002        8.77        0.12           (1.79)      (1.67)          - #            -             - #    7.10

  SERIES III

    12/31/2004                       9.43        0.18            2.53        2.71       (0.11)             -         (0.11)    12.03
    09/05/2003* to 12/31/2003        8.48        0.07            0.88        0.95           -              -             -      9.43
------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE SECURITIES TRUST-

  SERIES I

    12/31/2004                     $20.85       $0.76           $5.74       $6.50      ($0.54)             -        ($0.54)   $26.81
    12/31/2003                      15.44        0.69            5.20        5.89       (0.48)             -         (0.48)    20.85
    12/31/2002                      15.52        0.83           (0.38)       0.45       (0.53)             -         (0.53)    15.44
    12/31/2001                      15.57        0.75           (0.30)       0.45       (0.50)             -         (0.50)    15.52
    12/31/2000                      12.89        0.67            2.53        3.20       (0.52)             -         (0.52)    15.57

  SERIES II

    12/31/2004                      20.79        0.74            5.69        6.43       (0.53)             -         (0.53)    26.69
    12/31/2003                      15.43        0.60            5.25        5.85       (0.49)             -         (0.49)    20.79
    1/28/2002* to 12/31/2002        15.44        0.85           (0.33)       0.52       (0.53)             -         (0.53)    15.43

  SERIES III

    12/31/2004                      20.85        0.85            5.57        6.42       (0.56)             -         (0.56)    26.71
    09/05/2003* to 12/31/2003       18.87        0.12            1.86        1.98           -              -             -     20.85
------------------------------------------------------------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES TRUST-

  SERIES I

    12/31/2004                     $17.50       $0.16           $4.28       $4.44      ($0.02)        ($0.30)       ($0.32)   $21.62
    5/5/2003* to 12/31/2003         12.50        0.10            4.90        5.00           -              -             -     17.50

  SERIES II

    12/31/2004                      17.48        0.15            4.24        4.39       (0.02)         (0.30)        (0.32)    21.55
    5/5/2003* to 12/31/2003         12.50        0.02            4.96        4.98           -              -             -     17.48

  SERIES III

    12/31/2004                      17.50        0.23            4.15        4.38       (0.03)         (0.30)        (0.33)    21.55
    09/05/2003* to 12/31/2003       14.85        0.08            2.57        2.65           -              -             -     17.50
------------------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE TRUST-

  SERIES I

    12/31/2004                     $17.14       $0.09           $4.20       $4.29      ($0.03)        ($0.22)       ($0.25)   $21.18
    12/31/2003                      12.90        0.04            4.28        4.32       (0.06)         (0.02)        (0.08)    17.14
    12/31/2002                      13.80        0.08           (0.88)      (0.80)      (0.04)         (0.06)        (0.10)    12.90
    12/31/2001                      12.98        0.09            0.76        0.85       (0.03)             -         (0.03)    13.80
    12/31/2000                      12.27        0.04            0.69        0.73       (0.02)             -         (0.02)    12.98

  SERIES II

    12/31/2004                      17.10        0.06            4.18        4.24       (0.02)         (0.22)        (0.24)    21.10
    12/31/2003                      12.89        0.01            4.29        4.30       (0.07)         (0.02)        (0.09)    17.10
    1/28/2002* to 12/31/2002        13.83        0.13           (0.97)      (0.84)      (0.04)         (0.06)        (0.10)    12.89

  SERIES III

    12/31/2004                      17.14        0.15            4.08        4.23       (0.05)         (0.22)        (0.27)    21.10
    09/05/2003* to 12/31/2003       15.97        0.02            1.15        1.17           -              -             -     17.14
------------------------------------------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED



                                           RATIO OF
                                           EXPENSES     RATIO OF NET
               NET ASSETS    RATIO OF     TO AVERAGE     INVESTMENT
                 END OF      EXPENSES     NET ASSETS    INCOME (LOSS)  PORTFOLIO
     TOTAL       PERIOD     TO AVERAGE   AFTER EXPENSE   TO AVERAGE    TURNOVER
    RETURN       (000'S)    NET ASSETS    REDUCTIONS     NET ASSETS     RATE ++
    ------     ----------  -----------  --------------  -------------  ---------
 29.42%        $ 60,487      1.15%         1.15%          1.87%          106%
 34.53           34,440      1.31          1.31           1.64           131
(23.46)          20,607      1.28          1.28           1.99            89
(25.30) + (b)    18,260      1.51 (a)      1.40 (a)       1.07 (a)        81

 29.23           37,804      1.35          1.35           1.68           106
 34.25           20,494      1.51          1.51           1.36           131
(19.04) +         6,540      1.48 (a)      1.48 (a)       1.83 (a)        89

 29.01    (b)       102      7.03          1.50           1.70           106
 11.20  + (b)         - ## 347.24 (a)      1.66 (a)       2.39 (a)       131
------         --------    ------        ------        -------        ------

 32.04%        $612,469      0.80%         0.80%          3.38%           82%
 39.15          447,860      0.80          0.80           3.93            30
  2.58          303,070      0.84          0.84           5.28            74
  3.15          220,919      0.83          0.83           4.96           116
 25.71          257,641      0.76          0.76           4.89           147

 31.77          373,878      1.00          1.00           3.29            82%
 38.93          168,405      1.00          1.00           3.33            30
  3.05  +        48,749      1.04 (a)      1.04 (a)       6.03 (a)        74

 31.68    (b)     1,869      2.45          1.15           3.64            82
 10.49  + (b)        21     11.07 (a)      1.15 (a)       1.94 (a)        30
------         --------    ------        ------        -------        ------

 25.78%        $ 95,032      1.13%         1.13%          0.88%           40%
 40.00  +        35,587      1.23 (a)      1.23 (a)       0.33 (a)        17

 25.48          126,627      1.33          1.33           0.81            40
 39.84  +        33,352      1.43 (a)      1.43 (a)       0.23 (a)        17

 25.45              276      1.48          1.48           1.20            40
 17.85  +             1      1.58 (a)      1.58 (a)       1.49 (a)        17
------         --------    ------        ------        -------        ------

 25.31%        $521,475      1.10%         1.10%          0.50%            9%
 33.66          385,926      1.11          1.11           0.26            14
 (5.93)   (b)   305,338      1.12          1.11           0.61            19
  6.54    (b)   213,046      1.16          1.15           0.72           119
  5.93          115,982      1.24          1.24           0.35           178

 25.06          278,497      1.30          1.30           0.32             9
 33.56          147,770      1.31          1.31           0.06            14
 (6.20) + (b)    50,843      1.32 (a)      1.31 (a)       1.12 (a)        19

 24.99              185      1.45          1.45           0.78             9
  7.33  +             - ##   1.46 (a)      1.46 (a)       0.39 (a)        14
------         --------    ------        ------        -------        ------

-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                       NET REALIZED
                                                      AND UNREALIZED
                                                      GAIN (LOSS) ON
                              NET ASSET      NET        INVESTMENTS               DIVIDENDS                                NET ASSET
           YEAR OR              VALUE,    INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET   DISTRIBUTIONS                  VALUE,
            PERIOD            BEGINNING     INCOME       CURRENCY     INVESTMENT  INVESTMENT  FROM CAPITAL      TOTAL        END OF
            ENDED             OF PERIOD     (LOSS)     TRANSACTIONS   OPERATIONS    INCOME       GAINS       DISTRIBUTIONS   PERIOD
            -----             ---------   ----------  -------------   ----------  ----------  -------------  ------------- ---------
SPECIAL VALUE TRUST-
 SERIES I
   12/31/2004                 $  15.82    $  0.04     $    3.11       $  3.15           -       ($0.29)        ($ 0.29)     $ 18.68
   5/5/2003* to 12/31/2003       12.50      (0.04)         3.36          3.32           -            -               -        15.82
 SERIES II
   12/31/2004                    15.80       0.02          3.09          3.11           -        (0.29)          (0.29)       18.62
   5/5/2003* to 12/31/2003       12.50      (0.06)         3.36          3.30           -            -               -        15.80
 SERIES III
   12/31/2004                    15.82       0.05          3.10          3.15           -        (0.29)          (0.29)       18.68
   09/05/2003* to 12/31/2003     14.65       0.01          1.16          1.17           -            -               -        15.82
----------------------------  --------    -------     ---------       -------     -------     --------       ---------     --------

MID CAP VALUE TRUST-
 SERIES I
   12/31/2004                 $  14.65    $  0.10     $    3.47       $  3.57     ($ 0.08)           -         ($ 0.08)     $ 18.14
   12/31/2003                    11.74       0.09          2.87          2.96       (0.05)           -           (0.05)       14.65
   12/31/2002                    13.06       0.11         (1.43)        (1.32)          -            -               -        11.74
   4/30/2001* to 12/31/2001      12.50       0.06          0.53          0.59       (0.03)           -           (0.03)       13.06
 SERIES II
   12/31/2004                    14.62       0.07          3.46          3.53       (0.07)           -           (0.07)       18.08
   12/31/2003                    11.74       0.07          2.86          2.93       (0.05)           -           (0.05)       14.62
   1/28/2002* to 12/31/2002      12.63       0.09         (0.98)        (0.89)          -            -               -        11.74
 SERIES III
   12/31/2004                    14.65       0.03          3.50          3.53       (0.10)           -           (0.10)       18.08
   09/05/2003* to 12/31/2003     13.38       0.01          1.26          1.27           -            -               -        14.65
----------------------------  --------    -------     ---------       -------     -------     --------       ---------     --------

VALUE TRUST-
 SERIES I
   12/31/2004                 $  17.09    $  0.10     $    2.48       $  2.58     ($ 0.10)           -           (0.10)     $ 19.57
   12/31/2003                    12.49       0.10          4.67          4.77       (0.17)           -           (0.17)       17.09
   12/31/2002                    16.47       0.14         (3.82)        (3.68)      (0.12)      ($0.18)          (0.30)       12.49
   12/31/2001                    16.48       0.15          0.40          0.55       (0.11)       (0.45)          (0.56)       16.47
   12/31/2000                    13.23       0.14          3.11          3.25           -            -               -        16.48
 SERIES II
   12/31/2004                    17.04       0.07          2.48          2.55       (0.09)           -           (0.09)       19.50
   12/31/2003                    12.48       0.06          4.68          4.74       (0.18)           -           (0.18)       17.04
   1/28/2002* to 12/31/2002      16.26       0.12         (3.60)        (3.48)      (0.12)       (0.18)          (0.30)       12.48
----------------------------  --------    -------     ---------       -------     -------     --------       ---------     --------

ALL CAP VALUE TRUST-
 SERIES I
   12/31/2004                 $  12.58    $  0.12     $    1.88       $  2.00     ($ 0.04)           -         ($ 0.04)     $ 14.54
   12/31/2003                     9.10       0.07          3.42          3.49       (0.01)           -           (0.01)       12.58
   12/31/2002                    12.61       0.02         (3.53)        (3.51)          - #          -               - #       9.10
   4/30/2001* to 12/31/2001      12.50          - #        0.11          0.11           - #          -               - #      12.61
 SERIES II
   12/31/2004                    12.54       0.11          1.87          1.98       (0.04)           -           (0.04)       14.48
   12/31/2003                     9.09       0.05          3.41          3.46       (0.01)           -           (0.01)       12.54
   1/28/2002* to 12/31/2002      12.56          - #       (3.47)        (3.47)          - #          -               - #       9.09
 SERIES III
   12/31/2004                    12.58       0.14          1.83          1.97       (0.05)           -           (0.05)       14.50
   09/05/2003* to 12/31/2003     11.33       0.01          1.24          1.25           -            -               -        12.58
----------------------------  --------    -------     ---------       -------     -------     --------       ---------     --------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                          RATIO OF
                                          EXPENSES     RATIO OF NET
                NET ASSETS   RATIO OF    TO AVERAGE     INVESTMENT
                  END OF     EXPENSES    NET ASSETS    INCOME(LOSS)    PORTFOLIO
      TOTAL       PERIOD    TO AVERAGE  AFTER EXPENSE   TO  AVERAGE    TURNOVER
      RETURN     (000'S)    NET ASSETS   REDUCTIONS     NET ASSETS      RATE++
   -----------  ---------   ----------  -------------  ------------   ----------
     20.18%      $ 17,157      1.33%        1.33%          0.23%         16%
     26.56+(b)     10,896      1.64(a)      1.55(a)       (0.44)(a)      26


     19.95         16,704      1.53         1.53           0.09          16
     26.40+(b)      6,749      1.84(a)      1.75(a)       (0.68)(a)      26

     20.18 (b)        398      3.39         1.68           0.28          16
       7.9+(b)          -##  208.58(a)      1.90(a)        0.27(a)       26
   -------      ---------   -------     --------       --------       -----
     24.46%      $398,736      0.97%        0.97%          0.61%         19%
     25.36        283,432      0.99         0.99           0.76          34
    (10.11)       269,345      1.02         1.02           0.92          24
      4.72+        80,737      1.15(a)      1.15(a)        0.75 (a)      23

     24.22        295,799      1.17         1.17           0.42          19
     25.14        171,216      1.19         1.19           0.54          34
     (7.05)+       71,096      1.22(a)      1.22(a)        0.83 (a)      24


     24.19 (b)      1,385      2.15         1.32           0.21          19
      9.49+(b)          2     42.62(a)      1.34(a)        0.14 (a)      34
   -------      ---------   -------     --------       --------       -----
     15.18%      $306,569      0.85%        0.85%          0.58%         80%
     38.76        272,292      0.87         0.87           0.71         186
    (22.80)       238,370      0.86         0.86           0.94          52
      3.42        360,027      0.86         0.86           0.92          27
     24.57        189,245      0.86         0.86           1.05          65

     15.04         48,622      1.05         1.05           0.40          80
     38.60         28,744      1.07         1.07           0.44         186
    (21.87)+       11,473      1.06(a)      1.06(a)        1.02 (a)      52
   -------      ---------   -------     --------       --------       -----
     15.96%      $203,782      0.95%        0.95%          0.94%         43%
     38.36        183,743      0.98         0.98           0.64          52
    (27.83)        32,237      1.15         1.15           0.15          31
      0.90+        20,877      1.42(a)      1.42(a)        0.05 (a)     194


     15.79        192,214      1.15         1.15           0.81          43
     38.16        101,429      1.18         1.18           0.44          52
    (27.63)+        7,204      1.35(a)      1.34(a)        0.04  (a)     31


     15.73 (b)        509      2.86         1.30           1.04          43
     11.03+(b)          4     20.92(a)      1.33(a)       0 .32  (a)     52
   -------      ---------   -------     --------       --------       -----

-   Net investment income has been calculated using the average shares method.

*   Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+   Not Annualized

#   Amount is less than $.01 per share.

##  Amount is less than $1,000

(a) Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                    NET REALIZED
                                                   AND UNREALIZED
                                                   GAIN (LOSS) ON
                             NET ASSET     NET      INVESTMENTS               DIVIDENDS                               NET ASSET
           YEAR OR             VALUE,  INVESTMENT   AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                  VALUE,
           PERIOD            BEGINNING   INCOME       CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL      TOTAL        END OF
            ENDED            OF PERIOD   (LOSS)     TRANSACTIONS  OPERATIONS    INCOME      GAINS      DISTRIBUTIONS    PERIOD
  -------------------------  --------- ----------  -------------- ----------  ---------- ------------- -------------  ---------
FUNDAMENTAL VALUE TRUST-
SERIES I
  12/31/2004                   $12.71     $0.10        $1.39         $1.49      ($0.06)          -        ($0.06)       $14.14
  12/31/2003                     9.82      0.08         2.84          2.92       (0.03)          -         (0.03)        12.71
  12/31/2002                    11.73      0.07        (1.97)        (1.90)      (0.01)                    (0.01)         9.82
  4/30/2001* to 12/31/2001      12.50      0.03        (0.80)        (0.77)          -           -             -         11.73
SERIES II
   12/31/2004                   12.68      0.07         1.38          1.45       (0.06)          -         (0.06)        14.07
   12/31/2003                    9.82      0.06         2.83          2.89       (0.03)          -         (0.03)        12.68
   1/28/2002* to 12/31/2002     11.48      0.07        (1.72)        (1.65)      (0.01)          -         (0.01)         9.82
SERIES III
  12/31/2004                    12.71      0.08         1.38          1.46       (0.08)          -         (0.08)        14.09
  09/05/2003* to 12/31/2003     11.28      0.02         1.41          1.43           -           -             -         12.71
                               ------    ------        -----         -----      ------      ------        ------        ------
GROWTH & INCOME TRUST-
SERIES I
   12/31/2004                  $21.79     $0.27        $1.19         $1.46      ($0.18)          -        ($0.18)       $23.07
   12/31/2003                   17.40      0.17         4.41          4.58       (0.19)          -         (0.19)        21.79
   12/31/2002                   23.91      0.16        (5.80)        (5.64)      (0.12)     ($0.75)        (0.87)        17.40
   12/31/2001                   28.54      0.12        (3.32)        (3.20)      (0.11)      (1.32)        (1.43)        23.91
   12/31/2000                   32.67      0.10        (2.21)        (2.11)      (0.18)      (1.84)        (2.02)        28.54
SERIES II
   12/31/2004                   21.72      0.23         1.18          1.41       (0.17)          -         (0.17)        22.96
   12/31/2003                   17.39      0.13         4.41          4.54       (0.21)          -         (0.21)        21.72
   1/28/2002* to 12/31/2002     23.43      0.12        (5.29)        (5.17)      (0.12)      (0.75)        (0.87)        17.39
SERIES III
  12/31/2004                    21.79      0.45         0.95          1.40       (0.21)          -         (0.21)        22.98
  09/05/2003* to 12/31/2003     20.21      0.04         1.54          1.58           -           -             -         21.79
                               ------    ------        -----         -----      ------      ------        ------        ------
GREAT COMPANIES-AMERICA
TRUST-
  SERIES II
  12/31/2004                   $14.00    ($0.06)       $0.31         $0.25           -           -#            -#       $14.25
  8/4/2003* to 12/31/2003       12.50          #        1.51          1.51      ($0.01)          -        ($0.01)        14.00
                               ------    ------        -----         -----      ------      ------        ------        ------
QUANTITATIVE VALUE TRUST-
SERIES I
  5/3/2004* to 12/31/2004      $12.50     $0.10        $2.07         $2.17           -           -             -        $14.67
SERIES II
  5/3/2004* to 12/31/2004       12.50      0.08         2.08          2.16           -           -             -         14.66
SERIES III
  5/3/2004* to 12/31/2004       12.50      0.08         2.06          2.14           -           -             -         14.64
                               ------    ------        -----         -----      ------      ------        ------        ------
EQUITY-INCOME TRUST-
SERIES I
  12/31/2004                   $15.22     $0.24        $1.96         $2.20      ($0.20)     ($0.18)       ($0.38)       $17.04
  12/31/2003                    12.62      0.23         2.85          3.08       (0.22)      (0.26)        (0.48)        15.22
  12/31/2002                    15.13      0.22        (2.13)        (1.91)      (0.19)      (0.41)        (0.60)        12.62
  12/31/2001                    16.83      0.22        (0.06)         0.16       (0.29)      (1.57)        (1.86)        15.13
  12/31/2000                    17.05      0.30         1.63          1.93       (0.34)      (1.81)        (2.15)        16.83
SERIES II
  12/31/2004                    15.17      0.21         1.95          2.16       (0.19)      (0.18)        (0.37)        16.96
  12/31/2003                    12.61      0.21         2.84          3.05       (0.23)      (0.26)        (0.49)        15.17
  01/28/2002* to 12/31/2002     15.05      0.21        (2.05)        (1.84)      (0.19)      (0.41)        (0.60)        12.61
SERIES III
  12/31/2004                    15.22      0.23         1.94          2.17       (0.22)      (0.18)        (0.40)        16.99
  09/05/2003* to 12/31/2003     13.86      0.07         1.29          1.36           -           -             -         15.22
                               ------    ------        -----         -----      ------      ------        ------        ------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                                 RATIO OF
                                                                 EXPENSES         RATIO OF NET
                        NET ASSETS            RATIO OF          TO AVERAGE         INVESTMENT
                          END OF              EXPENSES          NET ASSETS        INCOME (LOSS)        PORTFOLIO
  TOTAL                   PERIOD             TO AVERAGE       AFTER EXPENSE        TO AVERAGE          TURNOVER
  RETURN                 (000's)             NET ASSETS         REDUCTIONS         NET ASSETS           RATE ++
----------------       -----------           ----------       -------------       -------------        ---------
    11.80%             $   429,328            0.94%              0.94%               0.74%                  6%
    29.83                  355,263            0.97               0.97                0.78                  12
   (16.20)                 269,250            0.98               0.98                0.71                  19
    (6.16) +               111,590            1.07  (a)          1.07  (a)           0.45  (a)             16

    11.44                  386,106            1.14               1.14                0.56                   6
    29.57                  203,168            1.17               1.17                0.59                  12
   (14.46) +                65,174            1.18  (a)          1.18  (a)           0.75  (a)             19

    11.52    (b)               794            2.81               1.29                0.59                   6
    12.68  + (b)                 9           15.43  (a)          1.32  (a)           0.55  (a)             12
---------              -----------           -----               ----                ----                 ---

     6.77%             $ 1,358,941            0.74%              0.74%               1.22%                 43%
    26.45                1,553,119            0.75               0.75                0.92                  39
   (24.33)               1,436,309            0.75               0.75                0.79                  40
   (11.28)               2,387,718            0.80               0.80                0.48                  24
    (7.12)               2,914,338            0.79               0.79                0.33                  32

     6.55                  120,162            0.94               0.94                1.04                  43
    26.41                  114,785            0.95               0.95                0.69                  39
   (22.83) +                39,491            0.95  (a)          0.95  (a)           0.77  (a)             40

     6.50    (b)               592            2.26               1.09                2.08                  43
     7.82  + (b)                 1           57.22  (a)          1.10  (a)           0.67  (a)             39
---------              -----------           -----               ----                ----                 ---

     1.81%   (b)       $     2,588            2.12%              1.93%              (0.47%)                 9%
    12.07  + (b)             2,796            3.14  (a)          1.60  (a)          (0.02) (a)              5
---------              -----------           -----               ----                ----                 ---

    17.36% +           $   182,723            0.83% (a)          0.83% (a)           1.13% (a)            108% +

    17.28  +                42,904            1.03  (a)          1.03  (a)           0.96  (a)            108  +

    17.12  +                    98            1.18  (a)          1.18  (a)           0.94  (a)            108  +
---------              -----------           -----               ----                ----                 ---

    14.81%   (b)       $ 1,363,884            0.91%              0.88%               1.53%                 21%
    25.57    (b)         1,277,187            0.92               0.89                1.73                  15
   (13.28)   (b)         1,015,246            0.93               0.91                1.58                  18
     1.29    (b)         1,147,075            0.93               0.91                1.45                  19
    12.99    (b)           965,675            0.92               0.91                1.94                  34

    14.61    (b)           572,923            1.11               1.08                1.38                  21
    25.40    (b)           314,184            1.12               1.09                1.55                  15
   (12.89) + (b)            87,245            1.13  (a)          1.11  (a)           1.83  (a)             18

    14.61    (b)             1,269            2.82               1.23                1.45                  21
     9.81  + (b)                 8           14.85  (a)          1.24  (a)           1.57  (a)             15
---------              -----------           -----               ----                ----                 ---

----------
-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                       AND UNREALIZED
                                                      GAIN (LOSS) ON
                               NET ASSET     NET        INVESTMENTS                DIVIDENDS                               NET ASSET
        YEAR OR                  VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                  VALUE,
        PERIOD                 BEGINNING    INCOME        CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL      TOTAL        END OF
         ENDED                 OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME       GAINS      DISTRIBUTIONS   PERIOD
----------------------------   ---------  ----------  --------------- ----------  ---------- -------------  -------------  --------
INCOME & VALUE TRUST -
 SERIES I
   12/31/2004                  $   10.35  $    0.16   $        0.62   $    0.78   ($   0.14)           -    ($    0.14)    $ 10.99
   12/31/2003                       8.36       0.13            2.04        2.17       (0.18)           -         (0.18)      10.35
   12/31/2002                      10.13       0.17           (1.76)      (1.59)      (0.18)           -         (0.18)       8.36
   12/31/2001                      10.56       0.19           (0.11)       0.08       (0.28) ($     0.23)        (0.51)      10.13
   12/31/2000                      12.91       0.27            0.33        0.60       (0.33)       (2.62)        (2.95)      10.56
 SERIES II
   12/31/2004                      10.31       0.14            0.62        0.76       (0.14)           -         (0.14)      10.93
   12/31/2003                       8.35       0.11            2.04        2.15       (0.19)           -         (0.19)      10.31
   1/28/2002* to 12/31/2002        10.01       0.12           (1.60)      (1.48)      (0.18)           -         (0.18)       8.35
----------------------------   ---------  ---------   -------------   ---------   ---------  -----------    ----------     -------

GLOBAL ALLOCATION TRUST -
 SERIES I
   12/31/2004                  $    9.70  $    0.14   $        1.08   $    1.22   ($   0.10)           -    ($    0.10)    $ 10.82
   12/31/2003                       7.71       0.06            1.97        2.03       (0.04)           -         (0.04)       9.70
   12/31/2002                      10.04       0.04           (2.37)      (2.33)          -#           -             -#       7.71
   12/31/2001                      11.67       0.01           (1.57)      (1.56)      (0.01) ($     0.06)        (0.07)      10.04
   5/1/2000* to 12/31/2000         12.50       0.15           (0.55)      (0.40)      (0.15)       (0.28)        (0.43)      11.67
 SERIES II
   12/31/2004                       9.68       0.11            1.09        1.20       (0.10)           -         (0.10)      10.78
   12/31/2003                       7.70       0.04            1.99        2.03       (0.05)           -         (0.05)       9.68
   1/28/2002* to 12/31/2002         9.91       0.04           (2.25)      (2.21)          -#           -             -#       7.70
 SERIES III
   5/3/2004* to 12/31/2004          9.59       0.04            1.17        1.21           -            -             -       10.80
----------------------------   ---------  ---------   -------------   ---------   ---------  -----------    ----------     -------

HIGH YIELD TRUST -
 SERIES I
   12/31/2004                  $    9.95  $    0.72   $        0.33   $    1.05   ($   0.49)           -    ($    0.49)    $ 10.51
   12/31/2003                       8.50       0.69            1.28        1.97       (0.52)           -         (0.52)       9.95
   12/31/2002                       9.88       0.75           (1.37)      (0.62)      (0.76)           -         (0.76)       8.50
   12/31/2001                      11.65       1.06           (1.64)      (0.58)      (1.19)           -         (1.19)       9.88
   12/31/2000                      12.83       1.26           (2.40)      (1.14)      (0.04)           -         (0.04)      11.65
 SERIES II
   12/31/2004                       9.91       0.69            0.34        1.03       (0.49)           -         (0.49)      10.45
   12/31/2003                       8.49       0.68            1.27        1.95       (0.53)           -         (0.53)       9.91
   1/28/2002* to 12/31/2002         9.95       0.47           (1.17)      (0.70)      (0.76)           -         (0.76)       8.49
 SERIES III
   12/31/2004                       9.95       0.62            0.41        1.03       (0.50)           -         (0.50)      10.48
   09/05/2003* to 12/31/2003        9.21       0.22            0.52        0.74           -            -             -        9.95
----------------------------   ---------  ---------   -------------   ---------   ---------  -----------    ----------     -------

STRATEGIC BOND TRUST -
 SERIES I
   12/31/2004                  $   11.73  $    0.45   $        0.31   $    0.76   ($   0.44)           -    ($    0.44)    $ 12.05
   12/31/2003                      10.89       0.56            0.82        1.38       (0.54)           -         (0.54)      11.73
   12/31/2002                      10.74       0.71            0.21        0.92       (0.77)           -         (0.77)      10.89
   12/31/2001                      10.92       0.73           (0.07)       0.66       (0.84)           -         (0.84)      10.74
   12/31/2000                      11.14       0.87           (0.11)       0.76       (0.98)           -         (0.98)      10.92
 SERIES II
   12/31/2004                      11.69       0.42            0.30        0.72       (0.43)           -         (0.43)      11.98
   12/31/2003                      10.88       0.51            0.85        1.36       (0.55)           -         (0.55)      11.69
   01/28/2002* to 12/31/2002       10.88       0.60            0.17        0.77       (0.77)           -         (0.77)      10.88
 SERIES III
   12/31/2004                      11.73       0.38            0.34        0.72       (0.45)           -         (0.45)      12.00
   09/05/2003* to 12/31/2003       11.17       0.15            0.41        0.56           -            -             -       11.73
----------------------------   ---------  ---------   -------------   ---------   ---------  -----------    ----------     -------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                                 RATIO OF
                                                                 EXPENSES         RATIO OF NET
                        NET ASSETS             RATIO OF         TO AVERAGE         INVESTMENT
                          END OF               EXPENSES         NET ASSETS        INCOME (LOSS)        PORTFOLIO
      TOTAL               PERIOD              TO AVERAGE       AFTER EXPENSE        TO AVERAGE         TURNOVER
     RETURN              (000's)              NET ASSETS         REDUCTIONS         NET ASSETS          RATE ++
----------------        ----------           ------------      -------------      -------------        ----------
     7.64%              $  628,544            0.88%   (c)       0.88%   (c)           1.53%               83% (d)
    26.48                  521,949            0.87              0.87                  1.45                91
   (15.93)                 448,524            0.88              0.88                  1.90                61
     0.98                  561,623            0.87              0.87                  1.90                70
     4.94                  546,311            0.86              0.86                  2.46                51

     7.42                  126,287            1.08    (c)       1.08    (c)           1.32                83  (d)
    26.29                   80,776            1.07              1.07                  1.19                91
   (15.02) +                22,839            1.08    (a)       1.08    (a)           1.55  (a)           61
---------               ----------           -----              ----                  ----               ---

    12.73%              $  109,732            1.10%             1.10%                 1.38%               76%
    26.43                   64,143            1.22              1.22                  0.74               147
   (23.21)                  57,408            1.18              1.18                  0.44                18
   (13.38)                  73,714            1.30              1.30                  0.11                25
    (3.20) +                43,263            1.33    (a)       1.33    (a)           1.74  (a)          133

    12.52                   92,999            1.30              1.30                  1.12                76
    26.47                   18,820            1.42              1.42                  0.49               147
   (22.30) +                 5,364            1.38    (a)       1.38    (a)           0.51  (a)           18

    12.62  +                   121            1.45    (a)       1.45    (a)           0.59  (a)           76  +
---------               ----------           -----              ----                  ----               ---

    11.06%              $  754,812            0.80%             0.80%                 7.28%               69%
    24.15                  621,277            0.82              0.82                  7.56                75
    (6.65)                 336,640            0.84              0.84                  8.55                53
    (5.48)                 323,309            0.84              0.84                 10.10                64
    (8.97)                 238,207            0.84              0.84                 10.15                57

    10.85                  690,724            1.00              1.00                  6.99                69
    23.91                  295,865            1.02              1.02                  7.38                75
    (7.42) +                50,127            1.04    (a)       1.04    (a)           6.18  (a)           53

    10.84    (b)             1,879            2.36              1.15                  6.30                69
     8.03  + (b)                16           11.65    (a)       1.17    (a)           7.15  (a)           75
---------               ----------           -----              ----                  ----               ---

     6.66%              $  538,505            0.83%             0.83%                 3.88%               52%
    13.11                  456,192            0.86              0.86                  4.96                80
     8.96                  406,972            0.86              0.86                  6.78                86
     6.24                  302,499            0.86              0.86                  6.85                85
     7.28                  333,293            0.87              0.87                  8.15               175

     6.39                  406,765            1.03              1.03                  3.63                52
    12.93                  151,218            1.06              1.06                  4.56                80
     7.46  +                42,538            1.06    (a)       1.06    (a)           6.18  (a)           86

     6.35    (b)             1,269            2.64              1.18                  3.34                52
     5.01  + (b)                13           12.56    (a)       1.21    (a)           4.11  (a)           80
---------               ----------           -----              ----                  ----               ---

----------
-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.87% and 1.07% for Series I and Series II, respectively.

(d) The portfolio turnover rate does not include the assets acquired in the merger.


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                      AND UNREALIZED
                                                      GAIN (LOSS) ON
                               NET ASSET      NET       INVESTMENTS                DIVIDENDS                               NET ASSET
         YEAR OR                 VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                  VALUE,
          PERIOD               BEGINNING    INCOME        CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL       TOTAL       END OF
          ENDED                OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME       GAINS      DISTRIBUTIONS   PERIOD
--------------------------     ---------  ----------  --------------  ----------  ---------- -------------  -------------  --------
STRATEGIC INCOME TRUST -
 SERIES I
  5/3/2004* to 12/31/2004      $  12.50   $     0.25  $         0.87  $     1.12  ($   0.21)            -   ($      0.21)  $  13.41
 SERIES II
  5/3/2004* to 12/31/2004         12.50         0.23            0.88        1.11      (0.20)            -          (0.20)     13.41
--------------------------     ---------  ----------  --------------  ----------  ---------  ------------   ------------   --------

GLOBAL BOND TRUST - (C)
 SERIES I
  12/31/2004                   $  15.34   $     0.32  $         1.21  $     1.53  ($   0.59)            -   ($      0.59)  $  16.28
  12/31/2003                      13.79         0.44            1.62        2.06      (0.51)            -          (0.51)     15.34
  12/31/2002                      11.48         0.40            1.91        2.31          -             -              -      13.79
  12/31/2001                      11.42         0.41           (0.35)       0.06          -             -              -      11.48
  12/31/2000                      11.60         0.51           (0.33)       0.18      (0.36)            -          (0.36)     11.42
 SERIES II
  12/31/2004                      15.29         0.29            1.21        1.50      (0.59)            -          (0.59)     16.20
  12/31/2003                      13.77         0.39            1.64        2.03      (0.51)            -          (0.51)     15.29
  1/28/2002* to 12/31/2002        11.36         0.40            2.01        2.41          -             -              -      13.77
 SERIES III
  12/31/2004                      15.34         0.23            1.25        1.48      (0.60)            -          (0.60)     16.22
  9/5/2003* to 12/31/2003         13.72         0.05            1.57        1.62          -             -              -      15.34
--------------------------     --------   ----------  --------------  ----------  ---------  ------------   ------------   --------

DIVERSIFIED BOND TRUST -
 SERIES I
  12/31/2004                   $  10.86   $     0.40               -# $     0.40  ($   0.46)            -   ($      0.46)  $  10.80
  12/31/2003                      10.89         0.40  $         0.09        0.49      (0.52)            -          (0.52)     10.86
  12/31/2002                      10.59         0.53            0.24        0.77      (0.47)            -          (0.47)     10.89
  12/31/2001                      10.47         0.57            0.14        0.71      (0.59)            -          (0.59)     10.59
  12/31/2000                      10.82         0.66            0.34        1.00      (0.58) ($      0.77)         (1.35)     10.47
 SERIES II
  12/31/2004                      10.84         0.32            0.06        0.38      (0.46)            -          (0.46)     10.76
  12/31/2003                      10.88         0.35            0.13        0.48      (0.52)            -          (0.52)     10.84
  1/28/2002* to 12/31/2002        10.62         0.44            0.29        0.73      (0.47)            -          (0.47)     10.88
 SERIES III
  12/31/2004                      10.86         0.21            0.17        0.38      (0.47)            -          (0.47)     10.77
  09/05/2003* to 12/31/2003       10.54         0.08            0.24        0.32          -             -              -      10.86
--------------------------     --------   ----------  --------------  ----------  ---------  ------------   ------------   --------

INVESTMENT QUALITY
  BOND TRUST -
 SERIES I
  12/31/2004                   $  12.58   $     0.61  ($        0.03) $     0.58  ($   0.75)            -   ($      0.75)  $  12.41
  12/31/2003                      12.33         0.61            0.26        0.87      (0.62)            -          (0.62)     12.58
  12/31/2002                      11.85         0.67            0.45        1.12      (0.64)            -          (0.64)     12.33
  12/31/2001                      11.74         0.74            0.09        0.83      (0.72)            -          (0.72)     11.85
  12/31/2000                      11.60         0.79            0.24        1.03      (0.89)            -          (0.89)     11.74
 SERIES II
  12/31/2004                      12.55         0.57           (0.01)       0.56      (0.74)            -          (0.74)     12.37
  12/31/2003                      12.32         0.57            0.29        0.86      (0.63)            -          (0.63)     12.55
  01/28/2002* to 12/31/2002       11.94         0.56            0.46        1.02      (0.64)            -          (0.64)     12.32
 SERIES III
  12/31/2004                      12.58         0.40            0.15        0.55      (0.76)            -          (0.76)     12.37
  09/05/2003* to 12/31/2003       12.08         0.17            0.33        0.50          -             -              -      12.58
--------------------------     --------   ----------  --------------  ----------  ---------  ------------   ------------   --------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                               RATIO OF
                                                               EXPENSES         RATIO OF NET
                      NET ASSETS             RATIO OF         TO AVERAGE         INVESTMENT
                        END OF               EXPENSES         NET ASSETS        INCOME (LOSS)        PORTFOLIO
    TOTAL               PERIOD              TO AVERAGE       AFTER EXPENSE        TO AVERAGE          TURNOVER
    RETURN             (000's)              NET ASSETS         REDUCTIONS         NET ASSETS           RATE ++
--------------        ----------           ------------      -------------      -------------        ---------
 8.93% +              $   5,986             1.24% (a)          1.24% (a)            2.95% (a)            24% +

 8.87  +                 13,119             1.44  (a)          1.44  (a)            2.67  (a)            24  +
-----                 ---------            -----               ----                 ----                ---

10.38%                $ 437,623             0.85%              0.85%                2.13%               174%
15.40                   195,165             0.91               0.91                 3.10                338
20.12                   181,728             0.92               0.92                 3.23                439
 0.53                    96,534             1.02               1.02                 3.56                527
 1.68                   116,370             1.00               1.00                 4.65                644

10.21                   368,405             1.05               1.05                 1.93                174
15.25                    64,400             1.11               1.11                 2.74                338
21.21  +                 21,820             1.12  (a)          1.12  (a)            3.30  (a)           439

10.05    (b)              1,307             2.56               1.20                 1.54                174
11.81  + (b)                  5            18.10  (a)          1.26  (a)            1.28  (a)           338
-----                 ---------            -----               ----                 ----                ---

 3.85%                $ 259,911             0.83%              0.83%                3.70%               138%
 4.60                   296,041             0.83               0.83                 3.69                193
 7.61                   329,804             0.82               0.82                 5.03                 83
 7.09                   286,742             0.82               0.82                 5.40                140
10.32                   212,462             0.81               0.81                 6.50                 76

 3.65                   337,482             1.03               1.03                 3.05                138
 4.59                    57,909             1.03               1.03                 3.31                193
 7.21  +                 25,249             1.02  (a)          1.02  (a)            4.52  (a)            83

 3.66                       122             1.18               1.18                 1.99                138
 3.04  +                      5             1.18  (a)          1.18  (a)            2.30  (a)           193
-----                 ---------            -----               ----                 ----                ---

 4.81%                $ 362,171             0.74%              0.74%                4.94%                23%
 7.32                   399,189             0.75               0.75                 4.93                 59
 9.94                   469,334             0.74               0.74                 5.71                 46
 7.33                   407,652             0.74               0.74                 6.28                 50
 9.40                   282,725             0.73               0.73                 6.95                 35

 4.65                   109,742             0.94               0.94                 4.67                 23
 7.24                    84,928             0.95               0.95                 4.64                 59
 9.02  +                 38,021             0.94  (a)          0.94  (a)            5.07  (a)            46

 4.60    (b)                331             4.34               1.09                 3.38                 23
 4.14  + (b)                 22            11.06  (a)          1.10  (a)            4.31  (a)            59
-----                 ---------            -----               ----                 ----                ---

----------
-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

++++  Amount is less than .01%.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain
      (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I, $0.05 for Series II, and $0.14 for Series III, and the net investment income ratio by 0.51% for Series I, 0.68% for Series II, and 1.89% for Series III, for the year ended December 31, 2004. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I, $0.06 for Series II, and $0.03 for Series III, and to the net investment income ratio of 0.35% for Series I, 0.41% for Series II, and 0.75% for Series III for the year/period ended December 31, 2003; increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended December 31, 2002; increases to the net investment income per share of $0.03 for Series I, and to the net investment income ratio of 0.27% for Series I for the year ended December 31, 2001; and increases to the net investment income per share of less than $0.01 for Series I, and to the net investment income ratio of 0.04% for Series I for the year ended December 31, 2000.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                       AND UNREALIZED
                                                      GAIN (LOSS) ON
                               NET ASSET      NET       INVESTMENTS                DIVIDENDS                               NET ASSET
      YEAR OR                    VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET  DISTRIBUTIONS                  VALUE,
      PERIOD                   BEGINNING    INCOME        CURRENCY    INVESTMENT  INVESTMENT FROM CAPITAL       TOTAL       END OF
       ENDED                   OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME       GAINS      DISTRIBUTIONS   PERIOD
----------------------------   ---------  ----------  --------------- ----------  ---------- -------------  -------------  --------
TOTAL RETURN TRUST- (c)
 SERIES I
   12/31/2004                  $   14.21  $     0.27  $          0.40 $     0.67  ($   0.54) ($     0.17)   ($      0.71) $  14.17
   12/31/2003                      14.43        0.35             0.35       0.70      (0.77)       (0.15)          (0.92)    14.21
   12/31/2002                      13.88        0.49             0.78       1.27      (0.42)       (0.30)          (0.72)    14.43
   12/31/2001                      13.33        0.61             0.51       1.12      (0.57)           -           (0.57)    13.88
   12/31/2000                      12.37        0.76             0.51       1.27      (0.31)           -           (0.31)    13.33
 SERIES II
   12/31/2004                      14.17        0.23             0.41       0.64      (0.53)       (0.17)          (0.70)    14.11
   12/31/2003                      14.42        0.31             0.37       0.68      (0.78)       (0.15)          (0.93)    14.17
   1/28/2002* to 12/31/2002        14.00        0.36             0.78       1.14      (0.42)       (0.30)          (0.72)    14.42
 SERIES III
   12/31/2004                      14.21        0.19             0.43       0.62      (0.56)       (0.17)          (0.73)    14.10
   9/5/2003* to 12/31/2003         13.75        0.08             0.38       0.46          -            -               -     14.21
----------------------------   ---------  ----------  --------------- ----------  ---------  -----------    ------------   -------

REAL RETURN BOND TRUST-
 SERIES I
   12/31/2004                  $   13.11  $     0.09  $          1.08 $     1.17  ($   0.06) ($     0.22)   ($      0.28)  $ 14.00
   5/5/2003* to 12/31/2003         12.50        0.08             0.53       0.61          -            -               -     13.11
 SERIES II
   12/31/2004                      13.10        0.06             1.07       1.13      (0.06)       (0.22)          (0.28)    13.95
   5/5/2003* to 12/31/2003         12.50        0.06             0.54       0.60          -            -               -     13.10
 SERIES III
   12/31/2004                      13.11        0.06             1.07       1.13      (0.07)       (0.22)          (0.29)    13.95
   09/05/2003* to 12/31/2003       12.41        0.01             0.69       0.70          -            -               -     13.11
----------------------------   ---------  ----------  --------------- ----------  ---------  -----------    ------------   -------

U.S. GOVERNMENT SECURITIES
 TRUST-
 SERIES I
   12/31/2004                  $   14.01  $     0.24  $          0.15 $     0.39  ($   0.28) ($     0.19)   ($      0.47)  $ 13.93
   12/31/2003                      14.22        0.21             0.03       0.24      (0.45)           -           (0.45)    14.01
   12/31/2002                      13.72        0.54             0.52       1.06      (0.56)           -           (0.56)    14.22
   12/31/2001                      13.57        0.69             0.23       0.92      (0.77)           -           (0.77)    13.72
   12/31/2000                      13.24        0.85             0.50       1.35      (1.02)                       (1.02)    13.57
 SERIES II
   12/31/2004                      13.97        0.21             0.15       0.36      (0.26)       (0.19)          (0.45)    13.88
   12/31/2003                      14.21        0.18             0.04       0.22      (0.46)           -           (0.46)    13.97
   1/28/2002* to 12/31/2002        13.77        0.39             0.61       1.00      (0.56)           -           (0.56)    14.21
 SERIES III
   12/31/2004                      14.01        0.19             0.16       0.35      (0.29)       (0.19)          (0.48)    13.88
   09/05/2003* to 12/31/2003       13.70        0.03             0.28       0.31          -            -               -     14.01
----------------------------   ---------  ----------  --------------- ----------  ---------  -----------    ------------   -------

MONEY MARKET TRUST-
 SERIES I
   12/31/2004                  $   10.00  $     0.09                - $     0.09  ($   0.09)           -    ($      0.09)  $ 10.00
   12/31/2003                      10.00        0.06                -       0.06      (0.06)           -           (0.06)    10.00
   12/31/2002                      10.00        0.12                -       0.12      (0.12)           -           (0.12)    10.00
   12/31/2001                      10.00        0.34                -       0.34      (0.34)           -           (0.34)    10.00
   12/31/2000                      10.00        0.57                -       0.57      (0.57)           -           (0.57)    10.00
 SERIES II
   12/31/2004                      10.00        0.06                -       0.06      (0.06)           -           (0.06)    10.00
   12/31/2003                      10.00        0.04                -       0.04      (0.04)           -           (0.04)    10.00
   01/28/2002* to 12/31/2002       10.00        0.08                -       0.08      (0.08)           -           (0.08)    10.00
 SERIES III
   12/31/2004                      10.00        0.05                -       0.05      (0.05)           -           (0.05)    10.00
   09/05/2003* to 12/31/2003       10.00           -#               -          -#         -#           -               -#    10.00
----------------------------   ---------  ----------  --------------- ----------  ---------  -----------    ------------   -------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                               RATIO OF
                                                               EXPENSES         RATIO OF NET
                      NET ASSETS             RATIO OF         TO AVERAGE         INVESTMENT
                        END OF               EXPENSES         NET ASSETS        INCOME (LOSS)        PORTFOLIO
    TOTAL               PERIOD              TO AVERAGE       AFTER EXPENSE        TO AVERAGE          TURNOVER
    RETURN             (000's)              NET ASSETS         REDUCTIONS         NET ASSETS           RATE ++
--------------        ----------           ------------      -------------      -------------        ---------
 4.96%                $  902,641               0.80%             0.80%              1.93%             251%
 5.02                  1,036,128               0.82              0.82               2.48              285
 9.52                  1,072,629               0.81              0.81               3.53              381
 8.28                    736,472               0.83              0.83               4.50              439
10.49                    387,647               0.84              0.84               6.02              551

 4.71                    619,823               1.00              1.00               1.69              251
 4.87                    491,176               1.02              1.02               2.15              285
 8.51 +                  218,354               1.01 (a)          1.01  (a)          2.79  (a)         381

 4.57   (b)                2,886               2.90              1.15               1.38              251
 3.35 + (b)                  337               7.92 (a)          1.17  (a)          1.74  (a)         285
-----                 ----------              -----              ----               ----             ----

 9.06%                $  196,293               0.82%             0.82%              0.68%            1151% (d)
 4.88 +                  137,432               0.83 (a)          0.83  (a)          1.00  (a)         574

 8.73                    343,306               1.02              1.02               0.50             1151 (d)
 4.80 +                  142,254               1.03 (a)          1.03  (a)          0.67  (a)         574

 8.75   (b)                  699               2.99              1.17               0.43             1151 (d)
 5.64 + (b)                    8              14.88 (a)          1.18  (a)          0.20  (a)         574
-----                 ----------              -----              ----               ----             ----

 2.89%                $  470,799               0.74%             0.74%              1.76%              77%
 1.73                    524,845               0.73              0.73               1.52               97
 7.99                    707,709               0.74              0.74               3.88               19
 7.03                    558,392               0.71              0.71               5.10               41
10.87                    333,163               0.72              0.72               6.56               58

 2.70                    264,471               0.94              0.94               1.56               77
 1.59                    207,778               0.93              0.93               1.28               97
 7.53 +                  128,200               0.94 (a)          0.94  (a)          3.04  (a)          19

 2.64   (b)                  792               3.69              1.09               1.43               77
 2.26 + (b)                  106               8.13 (a)          1.08  (a)          0.82  (a)          97
-----                 ----------              -----              ----               ----             ----

 0.90%                $2,186,137               0.53%             0.53%              0.89%             N/A
 0.58                  1,037,112               0.55              0.55               0.59              N/A
 1.18                  1,415,874               0.55              0.55               1.17              N/A
 3.59                  1,484,694               0.55              0.55               3.38              N/A
 5.88                    950,155               0.54              0.54               5.71              N/A

 0.60                    186,304               0.73              0.73               0.62              N/A
 0.38                    183,428               0.75              0.75               0.38              N/A
 0.89 +                  201,613               0.75 (a)          0.75  (a)          0.91  (a)         N/A

 0.46   (b)                3,133               3.03              0.88               0.53              N/A
 0.04 + (b)                2,152               8.15 (a)          0.90  (a)          0.14  (a)         N/A
-----                 ----------              -----              ----               ----             ----

----------
-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain
      (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than $(0.01) for Series I, Series II and Series III, and the net investment income ratio by less than (0.01%) for Series I, Series II and Series III for the year ended December 31, 2004. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I, Series II and Series III, and the net investment income ratio of less than 0.01% for Series I, Series II and Series III for the year ended December 31, 2003; increases (decreases) to the net investment income per share of less than $(0.01) for Series I and less than $0.01 for Series II, and the net investment income ratio by less than (0.01%) for Series I, and 0.01% for Series II for the year/period ended December 31, 2002;
      decreases to the net investment income per share of less than $(0.01) for Series I, and to the net investment income ratio of (0.02%) for Series I for the year ended December 31, 2001; and decreases to the net investment income per share of $(0.03) for Series I and to the net investment income ratio of (0.21%) for Series I for the year ended December 31, 2000.

(d)   Includes the effect of dollar roll transactions, if any.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                       AND UNREALIZED
                                                      GAIN (LOSS) ON
                               NET ASSET      NET       INVESTMENTS                DIVIDENDS
      YEAR OR                    VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET
      PERIOD                   BEGINNING    INCOME        CURRENCY    INVESTMENT  INVESTMENT
       ENDED                   OF PERIOD   (LOSS)**    TRANSACTIONS   OPERATIONS    INCOME
-----------------------------  ---------  ----------  --------------- ----------  ----------
LIFESTYLE AGGRESSIVE 1000
 TRUST --
 SERIES I
  12/31/2004                   $   10.93  $     0.04  $         1.70  $    1.74   ($   0.04)
  12/31/2003                        8.14        0.02            2.81       2.83       (0.02)
  12/31/2002                       10.34        0.04           (2.16)     (2.12)      (0.04)
  12/31/2001                       13.09        0.04           (1.84)     (1.80)      (0.04)
  12/31/2000                       14.54        0.05           (0.78)     (0.73)      (0.05)
 SERIES II
  12/31/2004                       10.93        0.04            1.70       1.74       (0.04)
  12/31/2003                        8.14        0.02            2.81       2.83       (0.02)
  01/28/2002* to 12/31/2002        10.09        0.04           (1.91)     (1.87)      (0.04)
 SERIES III
  12/31/2004                       10.93        0.04            1.69       1.73       (0.04)
  09/05/2003* to 12/31/2003         9.80        0.00            1.13       1.13           -
-----------------------------  ---------  ----------  --------------  ---------   ---------

LIFESTYLE GROWTH 820 TRUST --
 SERIES I
  12/31/2004                   $   11.86  $     0.13  $         1.58  $    1.71   ($   0.13)
  12/31/2003                        9.28        0.09            2.61       2.70       (0.09)
  12/31/2002                       11.25        0.14           (1.89)     (1.75)      (0.14)
  12/31/2001                       13.59        0.18           (1.43)     (1.25)      (0.18)
  12/31/2000                       15.18        0.13           (0.57)     (0.44)      (0.13)
 SERIES II
  12/31/2004                       11.85        0.13            1.58       1.71       (0.13)
  12/31/2003                        9.28        0.09            2.60       2.69       (0.09)
  01/28/2002* to 12/31/2002        11.06        0.14           (1.70)     (1.56)      (0.14)
 SERIES III
  12/31/2004                       11.86        0.13            1.57       1.70       (0.13)
  09/05/2003* to 12/31/2003        10.77        0.00            1.09       1.09           -
-----------------------------  ---------  ----------  --------------  ---------   ---------

LIFESTYLE BALANCED 640
 TRUST --
 SERIES I
  12/31/2004                   $   12.43  $     0.24  $         1.40  $    1.64   ($   0.24)
  12/31/2003                       10.30        0.19            2.22       2.41       (0.19)
  12/31/2002                       11.82        0.29           (1.43)     (1.14)      (0.29)
  12/31/2001                       13.53        0.35           (1.02)     (0.67)      (0.35)
  12/31/2000                       14.24        0.26            0.06       0.32       (0.26)
 SERIES II
  12/31/2004                       12.43        0.24            1.39       1.63       (0.24)
  12/31/2003                       10.30        0.19            2.22       2.41       (0.19)
  01/28/2002* to 12/31/2002        11.72        0.29           (1.33)     (1.04)      (0.29)
 SERIES III
  12/31/2004                       12.43        0.24            1.39       1.63       (0.24)
  09/05/2003* to 12/31/2003        11.45           -            0.98       0.98           -
-----------------------------  ---------  ----------  --------------  ---------   ---------

LIFESTYLE MODERATE 460
 TRUST --
 SERIES I
  12/31/2004                   $   12.79  $     0.31  $         1.07  $    1.38   ($   0.31)
  12/31/2003                       11.22        0.27            1.67       1.94       (0.27)
  12/31/2002                       12.11        0.40           (0.88)     (0.48)      (0.40)
  12/31/2001                       13.01        0.45           (0.61)     (0.16)      (0.45)
  12/31/2000                       14.13        0.58           (0.07)      0.51       (0.58)
 SERIES II
  12/31/2004                       12.79        0.31            1.07       1.38       (0.31)
  12/31/2003                       11.22        0.27            1.67       1.94       (0.27)
  01/28/2002* to 12/31/2002        12.07        0.40           (0.84)     (0.44)      (0.40)
 SERIES III
  12/31/2004                       12.79        0.31            1.05       1.36       (0.31)
  09/05/2003* to 12/31/2003        11.98           -            0.81       0.81           -
-----------------------------  ---------  ----------  --------------  ---------   ---------

                                                                          NET ASSET
      YEAR OR                 DISTRIBUTIONS                                VALUE,
      PERIOD                  FROM CAPITAL      RETURN          TOTAL      END OF
       ENDED                      GAINS       OF CAPITAL    DISTRIBUTIONS  PERIOD
----------------------------- -------------  -------------  ------------- ---------
LIFESTYLE AGGRESSIVE 1000
 TRUST --
 SERIES I
  12/31/2004                  ($      0.04)             -   ($      0.08) $   12.59
  12/31/2003                             -   ($      0.02)         (0.04)     10.93
  12/31/2002                             -          (0.04)         (0.08)      8.14
  12/31/2001                         (0.53)         (0.38)         (0.95)     10.34
  12/31/2000                         (0.67)             -          (0.72)     13.09
 SERIES II
  12/31/2004                         (0.04)             -          (0.08)     12.59
  12/31/2003                             -          (0.02)         (0.04)     10.93
  01/28/2002* to 12/31/2002              -          (0.04)         (0.08)      8.14
 SERIES III
  12/31/2004                         (0.04)             -          (0.08)     12.58
  09/05/2003* to 12/31/2003              -              -              -      10.93
----------------------------- ------------   ------------   ------------  ---------

LIFESTYLE GROWTH 820 TRUST --
 SERIES I
  12/31/2004                  ($      0.04)             -   ($      0.17) $   13.40
  12/31/2003                         (0.01)  ($      0.02)         (0.12)     11.86
  12/31/2002                         (0.02)         (0.06)         (0.22)      9.28
  12/31/2001                         (0.59)         (0.32)         (1.09)     11.25
  12/31/2000                         (1.02)             -          (1.15)     13.59
 SERIES II
  12/31/2004                         (0.04)             -          (0.17)     13.39
  12/31/2003                         (0.01)         (0.02)         (0.12)     11.85
  01/28/2002* to 12/31/2002          (0.02)         (0.06)         (0.22)      9.28
 SERIES III
  12/31/2004                         (0.04)             -          (0.17)     13.39
  09/05/2003* to 12/31/2003              -              -              -      11.86
----------------------------- ------------   ------------   ------------  ---------

LIFESTYLE BALANCED 640
TRUST --
 SERIES I
  12/31/2004                  ($      0.04)             -   ($      0.28) $   13.79
  12/31/2003                         (0.05)  ($      0.04)         (0.28)     12.43
  12/31/2002                         (0.04)         (0.05)         (0.38)     10.30
  12/31/2001                         (0.69)             -          (1.04)     11.82
  12/31/2000                         (0.77)             -          (1.03)     13.53
 SERIES II
  12/31/2004                         (0.04)             -          (0.28)     13.78
  12/31/2003                         (0.05)         (0.04)         (0.28)     12.43
  01/28/2002* to 12/31/2002          (0.04)         (0.05)         (0.38)     10.30
 SERIES III
  12/31/2004                         (0.04)             -          (0.28)     13.78
  09/05/2003* to 12/31/2003              -              -              -      12.43
----------------------------- ------------   ------------   ------------  ---------

LIFESTYLE MODERATE 460
 TRUST --
 SERIES I
  12/31/2004                  ($      0.06)             -   ($      0.37) $   13.80
  12/31/2003                         (0.06)  ($      0.04)         (0.37)     12.79
  12/31/2002                             -          (0.01)         (0.41)     11.22
  12/31/2001                         (0.10)         (0.19)         (0.74)     12.11
  12/31/2000                         (1.05)             -          (1.63)     13.01
 SERIES II
  12/31/2004                         (0.06)             -          (0.37)     13.80
  12/31/2003                         (0.06)         (0.04)         (0.37)     12.79
  01/28/2002* to 12/31/2002              -          (0.01)         (0.41)     11.22
 SERIES III
  12/31/2004                         (0.06)             -          (0.37)     13.78
  09/05/2003* to 12/31/2003              -              -              -      12.79
----------------------------- ------------   ------------   ------------  ---------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD),
CONTINUED

                                                   RATIO OF
                                                   EXPENSES         RATIO OF NET
               NET ASSETS         RATIO OF        TO AVERAGE        INVESTMENT
                 END OF           EXPENSES        NET ASSETS       INCOME (LOSS)       PORTFOLIO
    TOTAL        PERIOD          TO AVERAGE     AFTER EXPENSE       TO AVERAGE         TURNOVER
   RETURN       (000'S)        NET ASSETS ***   REDUCTIONS ***     NET ASSETS **         RATE++
------------   ----------      --------------   --------------     -------------       --------
 16.06%        $  485,623         0.072%           0.072%                0.31%               57%
 34.91    (b)     327,927         0.079            0.075                 0.23                53
(20.71)   (b)     185,893         0.100            0.075                 0.33                90
(13.67)   (b)     187,473         0.100            0.075                 0.29                82
 (5.11)   (b)     148,693         0.075            0.050                 0.33               104

 16.06            293,750         0.072            0.072                 0.30                57
 34.91    (b)     157,764         0.079            0.075                 0.11                53
(18.74) + (b)      27,099         0.100  (a)       0.075  (a)           (0.05) (a)           90

 15.97    (b)       1,917         2.055            0.222                 0.12                57
 11.53  + (b)           7        21.500  (a)       0.225  (a)           (0.13) (a)           53
 -----         ----------        ------            -----                -----               ---

 14.57%        $1,729,777         0.066%           0.066%                0.98%               48%
 29.55          1,223,950         0.071            0.071                 0.84                55
(15.84)  (b       765,561         0.090            0.075                 1.24               117
 (8.97)  (b)      726,548         0.090            0.075                 1.33                84
 (3.05)  (b)      545,106         0.060            0.050                 0.94               102

 14.59          2,116,813         0.066            0.066                 0.75                48
 29.44+  (b)      651,730         0.071            0.071                 0.53                55
(14.40)+ (b)      120,949         0.090 (a)        0.075 (a)            (0.01) (a)          117

 14.49   (b)        4,895         0.999            0.216                 0.06                48
 10.12 + (b)           15        19.950 (a)        0.221 (a)            (0.14) (a)           55
 -----         ----------        ------            -----                -----               ---

 13.49%        $1,845,956         0.066%           0.066%                1.75%               51%
 23.97          1,330,925         0.070            0.070                 1.59                55
 (9.95)  (b)      859,857         0.090            0.075                 2.48               114
 (4.71)  (b)      745,215         0.090            0.075                 2.47                71
  2.45   (b)      545,718         0.060            0.050                 1.87                85

 13.41          2,100,550         0.066            0.066                 1.39                51
 23.97   (b)      740,011         0.070            0.070                 1.11                55
 (9.18)+ (b)      164,273         0.090 (a)        0.075 (a)             0.07 (a)           114

 13.41   (b)        6,038         1.376            0.216                 0.24                51
  8.56 + (b)           46         8.350 (a)        0.220 (a)            (0.22)(a)            55
 -----         ----------        ------            -----                -----               ---

 11.04%        $  581,801         0.070%           0.070%                2.26%               55%
 17.83            461,743         0.075            0.075                 2.15                46
 (4.07)  (b)      325,608         0.090            0.075                 3.17               113
 (4.07)  (b)      245,499         0.100            0.075                 3.23                84
  4.26   (b)      182,038         0.075            0.050                 4.37                86

 11.04            630,966         0.070            0.070                 1.90                55
 17.83            285,665         0.075            0.075                 1.58                46
 (3.77)+ (b)       74,241         0.090 (a)        0.075 (a)             0.19 (a)           113

 10.88   (b)        1,578         0.864            0.220                (0.12)               55
  6.76 + (b)            3        44.710 (a)        0.225 (a)            (0.14) (a)           46
 -----         ----------        ------            -----                -----               ---

--    Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests

*** Does not include expenses of the investment companies in which the Portfolio invests.

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                   NET REALIZED
                                                  AND UNREALIZED
                                                  GAIN (LOSS) ON                                                               NET
                             NET ASSET    NET       INVESTMENTS             DIVIDENDS                                          ASSET
      YEAR OR                 VALUE,   INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS                          VALUE,
      PERIOD                 BEGINNING  INCOME       CURRENCY    INVESTMENT INVESTMENT  FROM CAPITAL   RETURN      TOTAL      END OF
       ENDED                 OF PERIOD (LOSS) **   TRANSACTIONS  OPERATIONS   INCOME       GAINS     OF CAPITAL DISTRIBUTIONS PERIOD
---------------------------- --------- ---------- -------------- ---------- ---------- ------------- ---------- ------------- ------
LIFESTYLE CONSERVATIVE
 280 TRUST--

  SERIES I
    12/31/2004                 $13.64    $ 0.42     $   0.71      $   1.13   ($ 0.42)    ($ 0.15)           -      ($0.57)    $14.20
    12/31/2003                  12.72      0.38         1.03          1.41     (0.39)      (0.10)           -       (0.49)     13.64
    12/31/2002                  12.94      0.39        (0.16)         0.23     (0.39)      (0.04)     ($ 0.02)      (0.45)     12.72
    12/31/2001                  13.17      0.55        (0.14)         0.41     (0.55)      (0.09)           -       (0.64)     12.94
    12/31/2000                  13.15      0.51         0.41          0.92     (0.51)      (0.39)           -       (0.90)     13.17

  SERIES II
    12/31/2004                  13.64      0.42         0.70          1.12     (0.42)      (0.15)           -       (0.57)     14.19
    12/31/2003                  12.72      0.38         1.03          1.41     (0.39)      (0.10)           -       (0.49)     13.64
    1/28/2002* to 12/31/2002    12.93      0.39        (0.15)         0.24     (0.39)      (0.04)       (0.02)      (0.45)     12.72

  SERIES III
    12/31/2004                  13.64      0.42         0.70          1.12     (0.42)      (0.15)           -       (0.57)     14.19
    09/05/2003* to 12/31/2003   12.95         -         0.69          0.69         -           -            -           -      13.64
                               ------    ------     --------      --------    ------     -------      -------     -------     ------

AMERICAN GROWTH TRUST--

  SERIES I
    12/31/2004                 $15.42   ($ 0.01)    $   1.88      $   1.87         -     ($ 0.01)           -      ($0.01)    $17.28
    7/9/2003* to 12/31/2003     13.94         - #       1.48          1.48         -           -            -           -      15.42

  SERIES II
    12/31/2004                  15.41     (0.04)        1.88          1.84         -       (0.01)           -       (0.01)     17.24
    5/5/2003* to 12/31/2003     12.50         - #       2.91          2.91         -           -            -           -      15.41
                               ------    ------     --------      --------    ------     -------      -------     -------     ------

AMERICAN INTERNATIONAL
 TRUST--

  SERIES I
    12/31/2004                 $16.68    $ 0.13     $   2.97      $   3.10   ($ 0.12)    ($ 0.29)           -     ($ 0.41)    $19.37
    7/9/2003* to 12/31/2003     13.78      0.16         2.74          2.90         -           -            -           -      16.68

  SERIES II
    12/31/2004                  16.66      0.11         2.96          3.07     (0.10)      (0.29)           -       (0.39)     19.34
    5/5/2003* to 12/31/2003     12.50      0.14         4.02          4.16         -           -            -           -      16.66
                               ------    ------     --------      --------    ------     -------      -------     -------     ------

AMERICAN BLUE CHIP INCOME
 AND GROWTH TRUST--

  SERIES I
    12/31/2004                 $15.46    $ 0.04     $   1.40      $   1.44         -           -            -           -     $16.90
    7/9/2003* to 12/31/2003     13.66         - #       1.80          1.80         -           -            -           -      15.46

  SERIES II
    12/31/2004                  15.44      0.01         1.40          1.41         -           -            -           -      16.85
    5/5/2003* to 12/31/2003     12.50         - #       2.94          2.94         -           -            -           -      15.44
                               ------    ------     --------      --------    ------     -------      -------     -------     ------

AMERICAN GROWTH-INCOME
 TRUST--

  SERIES I
    12/31/2004                 $15.55    $ 0.05     $   1.49      $   1.54   ($ 0.07)    ($ 0.02)           -     ($ 0.09)    $17.00
    7/9/2003* to 12/31/2003     13.78      0.10         1.67          1.77         -           -            -           -      15.55

  SERIES II
    12/31/2004                  15.53      0.04         1.48          1.52     (0.06)      (0.02)           -       (0.08)     16.97
    5/5/2003* to 12/31/2003     12.50      0.09         2.94          3.03         -           -            -           -      15.53
                               ------    ------     --------      --------    ------     -------      -------     -------     ------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                               RATIO OF
                                               EXPENSES        RATIO OF NET
               NET ASSETS     RATIO OF        TO AVERAGE        INVESTMENT
                 END OF       EXPENSES        NET ASSETS       INCOME (LOSS)   PORTFOLIO
    TOTAL       PERIOD      TO AVERAGE       AFTER EXPENSE       TO AVERAGE    TURNOVER
   RETURN      (000'S)      NET ASSETS ***   REDUCTIONS ***   NET ASSETS **     RATE ++
------------   ----------   --------------   --------------   --------------   ---------
  8.59%         $ 372,748       0.073%           0.073%           2.80%           44%
 11.47   (b)      299,278       0.079            0.075            2.89            40
  1.80   (b)      250,656       0.090            0.075            2.62            69
  3.30   (b)      174,041       0.100            0.075            3.82            38
  7.62   (b)      105,627       0.080            0.050            4.00            53

  8.51            285,612       0.073            0.073            2.50            44
 11.46   (b)      153,654       0.079            0.075            2.21            40
  1.83 + (b)       47,697       0.090 (a)        0.075 (a)        0.25  (a)       69

  8.51   (b)        2,432       2.226            0.223            1.25            44
  5.33 + (b)          101       8.730 (a)        0.225 (a)       (0.22) (a)       40
------          ---------       -----            -----           -----            --

 12.10%         $  16,769        0.37%            0.37%          (0.12%)           1%
 10.62 +            3,389        0.38 (a)         0.38 (a)        0.04  (a)        1

 11.91            707,695        0.52             0.52           (0.30)            1
 23.28 +          269,774        0.53 (a)         0.53 (a)       (0.23) (a)        1
------          ---------       -----            -----           -----            --

 18.88%         $  10,116        0.38%            0.38%           1.57%           65%
 21.04 +            2,590        0.39 (a)         0.39 (a)        3.34  (a)       22

 18.74            306,595        0.53             0.53            1.07            65
 33.28 +          178,069        0.54 (a)         0.54 (a)        2.01  (a)       22
------          ---------       -----            -----           -----            --

  9.31%         $   3,154        0.39%            0.39%           0.29%           54%
 13.18 +            1,282        0.39 (a)         0.39 (a)       (0.39) (a)        - # #

  9.13            180,058        0.54             0.54            0.05            54
 23.52 +          180,792        0.54 (a)         0.54 (a)       (0.54) (a)        - # #
------          ---------       -----            -----           -----            --

  9.96%         $   8,992        0.37%            0.37%           1.01%            1%
 12.84 +            1,223        0.38 (a)         0.38 (a)        3.66  (a)        2

  9.83            557,999        0.52             0.52            0.68             1
 24.24 +          182,259        0.53 (a)         0.53 (a)        2.08  (a)        2
------          ---------       -----            -----           -----            --

--    Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests

*** Does not include expenses of the investment companies in which the Portfolio invests.

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

# #   Amount is less than 1%.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                    NET REALIZED
                                                   AND UNREALIZED
                                                   GAIN (LOSS) ON
                             NET ASSET    NET       INVESTMENTS              DIVIDENDS                              NET ASSET
          YEAR OR              VALUE,  INVESTMENT   AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS                VALUE,
          PERIOD             BEGINNING   INCOME       CURRENCY    INVESTMENT INVESTMENT  FROM CAPITAL     TOTAL      END OF
           ENDED             OF PERIOD   (LOSS)     TRANSACTIONS  OPERATIONS   INCOME       GAINS     DISTRIBUTIONS  PERIOD
---------------------------  --------- ----------  -------------- ---------- ---------- ------------- ------------- ---------
SMALL-MID CAP GROWTH TRUST-
 SERIES I
  12/31/2004                  $ 10.07   ($ 0.02)       $ 1.40      $  1.38          -           -             -       $11.45
  12/31/2003                     7.31     (0.06)         2.82         2.76          -           -             -        10.07
  12/31/2002                    11.13     (0.03)        (3.79)       (3.82)         -           -             -         7.31
  07/16/2001* to 12/31/2001     12.50     (0.01)        (1.36)       (1.37)         -           -             -        11.13
                              -------    ------        ------      -------     ------      ------        ------       ------

SMALL-MID CAP TRUST-
 SERIES I
  12/31/2004                  $ 12.13   ($ 0.08)       $ 0.95      $  0.87          -     ($ 0.01)      ($ 0.01)      $12.99
  12/31/2003                     9.85     (0.03)         2.31         2.28          -           -             -        12.13
  12/31/2002                    11.95     (0.01)        (2.09)       (2.10)         - #         -             -  #      9.85
  07/16/2001* to 12/31/2001     12.50         -  #      (0.55)       (0.55)         - #         -             -  #     11.95
                              -------    ------        ------      -------     ------      ------        ------       ------

INTERNATIONAL EQUITY SELECT
TRUST-
 SERIES I
  12/31/2004                  $ 13.59   ($ 0.25)       $ 2.30      $  2.55    ($ 0.08)    ($ 0.03)      ($ 0.11)      $16.03
  12/31/2003                    10.62      0.18          2.79         2.97          -           -             -        13.59
  12/31/2002                    12.02     (0.02)        (1.38)       (1.40)         -           -             -        10.62
  07/16/2001* to 12/31/2001     12.50         -  #      (0.48)       (0.48)         -           -             -        12.02
                              -------    ------        ------      -------     ------      ------        ------       ------

SELECT GROWTH TRUST-
 SERIES I
  12/31/2004                  $ 10.37         -  #     $ 0.27      $  0.27          - #         -             -  #    $10.64
  12/31/2003                     8.24         -  #       2.13      $  2.13          - #         -             -  #     10.37
  12/31/2002                    11.88   ($ 0.02)        (3.62)       (3.64)         - #         -             -  #      8.24
  07/16/2001* to 12/31/2001     12.50         -  #      (0.62)       (0.62)         -           -             -        11.88
                              -------    ------        ------      -------     ------      ------        ------       ------

GLOBAL EQUITY SELECT TRUST-
 SERIES I
  12/31/2004                  $ 12.54   ($ 0.18)       $ 1.31      $  1.49    ($ 0.18)          -       ($ 0.18)      $13.85
  12/31/2003                    10.42      0.16          2.11         2.27      (0.15)          -         (0.15)       12.54
  12/31/2002                    12.20      0.12         (1.78)       (1.66)     (0.12)          -         (0.12)       10.42
  07/16/2001* to 12/31/2001     12.50      0.02         (0.32)       (0.30)         -           -             -        12.20
                              -------    ------        ------      -------     ------      ------        ------       ------

CORE VALUE TRUST-
 SERIES I
  12/31/2004                  $ 11.55   ($ 0.04)       $ 0.34      $  0.38    ($ 0.05)          -       ($ 0.05)      $11.88
  12/31/2003                     9.35      0.04          2.19         2.23      (0.03)          -         (0.03)       11.55
  12/31/2002                    11.87      0.05         (2.52)       (2.47)     (0.05)          -         (0.05)        9.35
  07/16/2001* to 12/31/2001     12.50      0.03         (0.63)       (0.60)     (0.03)          -         (0.03)       11.87
                              -------    ------        ------      -------     ------      ------        ------       ------

HIGH GRADE BOND TRUST-
 SERIES I
  12/31/2004                  $ 13.93   ($ 0.35)       $ 0.03      $  0.38    ($ 0.42)          -       ($ 0.42)      $13.89
  12/31/2003                    13.77      0.36         (0.19)        0.17      (0.01)          -         (0.01)       13.93
  12/31/2002                    12.48      0.48          0.90         1.38      (0.07)    ($ 0.02)        (0.09)       13.77
  07/16/2001* to 12/31/2001     12.50      0.26          0.14         0.40      (0.26)      (0.16)        (0.42)       12.48
                              -------    ------        ------      -------     ------      ------        ------       ------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                         RATIO OF
                                         EXPENSES     RATIO OF NET
               NET ASSETS   RATIO OF    TO AVERAGE     INVESTMENT
                 END OF     EXPENSES     NET ASSETS   INCOME (LOSS)  PORTFOLIO
    TOTAL        PERIOD    TO AVERAGE  AFTER EXPENSE    TO AVERAGE   TURNOVER
   RETURN       (000'S)    NET ASSETS    REDUCTIONS     NET ASSETS    RATE ++
-------------  ----------  ----------  -------------  -------------  --------
 13.70%   (b)   $  2,991    1.97%         1.41%         (0.19%)         144%
 37.76    (b)      2,625    2.22          1.05          (0.65)          183
(34.32)   (b)      1,848    3.93          1.05          (0.37)          226
(10.96) + (b)      2,678    3.18 (a)      1.05 (a)      (0.29) (a)      194
------          --------    ----          ----          -----           ---

  7.15%         $  2,503    1.23%         1.23%         (0.63%)          60%
 23.15           103,406    1.19          1.19          (0.26)           18
(17.57)   (b)     63,945    1.83          1.20          (0.09)            6
 (4.40) + (b)      2,890    3.09 (a)      1.20 (a)       0.01  (a)       33
------          --------    ----          ----          -----           ---

 18.94%   (b)   $  2,872    1.31%         1.20%          1.86%           80%
 27.97    (b)     76,708    1.26          1.20           1.56             9
(11.65)   (b)     49,507    1.95          1.20          (0.15)            5
 (3.84) + (b)      2,897    3.27 (a)      1.20 (a)       0.06  (a)        7
------          --------    ----          ----          -----           ---

  2.62%   (b)   $  3,116    1.83%         1.24%          0.01%           83%
 25.87    (b)      2,990    1.95          1.05           0.01            67
(30.64)   (b)      2,170    3.72          1.05          (0.20)           49
 (4.96) + (b)      2,883    3.05 (a)      1.05 (a)       0.01  (a)       54
------          --------    ----          ----          -----           ---

 11.86%   (b)   $  3,550    1.80%         1.35%          1.44%           15%
 21.79    (b)      3,134    2.03          1.20           1.43            24
(13.61)   (b)      2,558    3.71          1.20           1.07            18
 (2.40) + (b)      2,940    3.19 (a)      1.20 (a)       0.39  (a)        0
------          --------    ----          ----          -----           ---

  3.27%   (b)   $  3,590    1.56%         1.17%          0.39%           67%
 23.89    (b)      3,392    1.80          1.05           0.37            44
(20.82)   (b)      2,491    3.53          1.05           0.45            51
 (4.81) + (b)      2,906    3.10 (a)      1.05 (a)       0.58  (a)       35
------          --------    ----          ----          -----           ---

  2.77%   (b)   $  5,885    0.88%         0.81%          2.46%          799%
  1.20           115,165    0.80          0.80           2.61           661
 11.01    (b)     77,953    1.44          0.85           3.65           290
  3.21  + (b)      3,254    2.72 (a)      0.85 (a)       4.44  (a)      353
------          --------    ----          ----          -----           ---

-     Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT           VALUE
                                            ---------      -----------
COMMON STOCKS - 96.03%

BIOTECHNOLOGY - 0.78%
Cephalon, Inc. * (a)                          37,000       $ 1,882,560
Medlmmune, Inc. *                             91,700         2,485,987
                                                           -----------
                                                             4,368,547
BROADCASTING - 1.44%
Viacom, Inc., Class B                        223,060         8,117,153

BUSINESS SERVICES - 7.84%
Accenture, Ltd., Class A *                   340,700         9,198,900
Cadence Design Systems, Inc. * (a)           681,500         9,411,515
Certegy, Inc. (a)                            123,400         4,384,402
First Data Corp.                             161,100         6,853,194
Informatica Corp. *                          271,200         2,202,144
Paychex, Inc.                                123,700         4,215,696
VERITAS Software Corp. *                     270,950         7,735,622
                                                           -----------
                                                            44,001,473
CABLE AND TELEVISION - 1.76%
EchoStar Communications Corp., Class A        98,100         3,260,844
Time Warner, Inc. *                          340,700         6,623,208
                                                           -----------
                                                             9,884,052
CELLULAR COMMUNICATIONS - 0.49%
Nextel Communications, Inc., Class A *        91,900         2,757,000

COMPUTERS & BUSINESS EQUIPMENT - 11.42%
CDW Corp.                                     92,886         6,162,986
Dell, Inc. *                                 524,000        22,081,360
EMC Corp. *                                  619,500         9,211,965
Hewlett-Packard Company                      309,300         6,486,021
International Business Machines Corp.        135,700        13,377,306
Lexmark International, Inc.*                  68,100         5,788,500
Research In Motion, Ltd. - USD *              12,400         1,022,008
                                                           -----------
                                                            64,130,146
ELECTRONICS - 4.49%
Adobe Systems, Inc.                           42,700         2,678,998
Flextronics International, Ltd. *            402,700         5,565,314
Jabil Circuit, Inc. *                        184,300         4,714,394
Samsung Electronics Company                   18,400         8,007,342
Synopsys, Inc. *                             215,300         4,224,186
                                                           -----------
                                                            25,190,234
FINANCIAL SERVICES - 1.68%
Ameritrade Holding Corp. *                   123,900         1,761,858
Charles Schwab Corp.                         125,300         1,498,588
Fiserv, Inc. *                               154,300         6,201,317
                                                           -----------
                                                             9,461,763
HEALTHCARE PRODUCTS - 0.33%
Medtronic, Inc.                               37,300         1,852,691

HOUSEHOLD APPLIANCES - 0.54%
LG Electronics, Inc. *                        48,800         3,021,716

INTERNET CONTENT - 1.87%
Yahoo!, Inc. *                               278,800        10,505,184

INTERNET RETAIL - 2.40%
Amazon.com, Inc. *                            30,800         1,364,132
eBay, Inc. *                                  46,300       $ 5,383,764
IAC/InterActiveCorp * (a)                    243,942         6,737,678
                                                           -----------
                                                            13,485,574
INTERNET SERVICE PROVIDER - 0.11%
Covad Communications Group, Inc. *               622             1,337
Google, Inc., Class A *                        3,200           617,920
                                                           -----------
                                                               619,257
INTERNET SOFTWARE - 8.79%
Cisco Systems, Inc. *                      1,548,730        29,890,489
Juniper Networks, Inc. *                     216,852         5,896,206
McAfee, Inc. *                               128,500         3,717,505
Symantec Corp. *                             160,300         4,129,328
VeriSign, Inc. *                             169,900         5,695,048
                                                           -----------
                                                            49,328,576
LEISURE TIME - 1.06%
International Game Technology, Inc.          172,700         5,937,426

PHARMACEUTICALS - 1.51%
Elan Corp. PLC, ADR * (a)                    148,400         4,043,900
Forest Laboratories, Inc. *                   98,500         4,418,710
                                                           -----------
                                                             8,462,610
SEMICONDUCTORS - 24.35%
Altera Corp. *                               178,000         3,684,600
Analog Devices, Inc.                         371,700        13,723,164
Applied Materials, Inc. *                    492,000         8,413,200
ASML Holding NV * (a)                        125,200         1,991,932
Broadcom Corp., Class A *                     80,100         2,585,628
Intel Corp.                                  948,200        22,178,398
Intersil Corp., Class A                      309,800         5,186,052
KLA-Tencor Corp. *                           148,500         6,917,130
Linear Technology Corp.                      103,700         4,019,412
Marvell Technology Group, Ltd.                62,000         2,199,140
Maxim Integrated Products, Inc.              297,400        12,606,786
Microchip Technology, Inc. (a)               297,400         7,928,684
National Semiconductor Corp.                 153,300         2,751,735
Novellus Systems, Inc.                       294,000         8,199,660
QLogic Corp. *                               233,800         8,587,474
STMicroelectronics NV (a)                    186,200         3,597,384
Taiwan Semiconductor
  Manufacturing Company, Ltd., ADR (a)       567,800         4,820,622
Texas Instruments, Inc.                      285,000         7,016,700
Xilinx, Inc.                                 346,900        10,285,585
                                                           -----------
                                                           136,693,286
SOFTWARE - 19.72%
Citrix Systems, Inc. *                       233,200         5,720,396
Cognos, Inc. * (a)                            86,700         3,820,002
Intuit, Inc. *                               123,900         5,452,839
Mercury Interactive Corp. *                  337,800        15,386,790
Microsoft Corp.                            1,301,000        34,749,710
Oracle Corp. *                             1,165,200        15,986,544
Red Hat, Inc. * (a)                          862,800        11,518,380
SAP AG, ADR                                  172,100         7,608,541

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT                             VALUE
                                           -----------                       ------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
SAP AG                                          36,900                       $  6,563,632
Siebel Systems, Inc. *                         370,600                          3,891,300
                                                                             ------------
                                                                              110,698,134
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 5.45%
Corning, Inc. *                                805,400                          9,479,559
Crown Castle International Corp. *              98,600                          1,640,704
Lucent Technologies, Inc. * (a)                118,100                            444,056
Nokia Oyj-Sponsored ADR                        369,250                          5,786,147
Nortel Networks Corp. *                        991,200                          3,459,288
QUALCOMM, Inc.                                 167,300                          7,093,520
Telus Corp.- CAD                                22,400                            674,365
Telus Corp.                                     69,900                          2,020,110
                                                                             ------------
                                                                               30,597,749
                                                                             ------------
TOTAL COMMON STOCKS (Cost $481,014,517)                                      $539,112,571
                                                                             ------------
SHORT TERM INVESTMENTS - 10.82%
State Street Navigator Securities
  Lending Prime Portfolio (c)              $37,877,145                       $ 37,877,145
T. Rowe Price Reserve Investment Fund
  0.00% (missing date) (c)                  22,856,015                         22,856,015
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $60,733,160)                                                           $ 60,733,160
                                                                             ------------
REPURCHASE AGREEMENTS - 0.30%
Repurchase Agreement with State Street
     Corp. dated 12/31/2004 at 0.90% to
     be repurchased at $1,668,125 on
     1/3/2005, collateralized by
     $1,185,000 U.S. Treasury Bonds,
     8.50% due 02/15/2020 (valued at
     $1,706,215, including interest) (c)   $ 1,668,000                        $ 1,668,000
                                                                             ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,668,000)                                                            $  1,668,000
                                                                             ------------

TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY TRUST)
  (COST $543,415,677) - 107.15%                                              $601,513,731
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.15)%                               (40,151,803)
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $561,361,928
                                                                             ============

PACIFIC RIM TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT                             VALUE
                                                ---------                        -----------
COMMON STOCKS - 96.74%

AUSTRALIA - 13.50%
AMP, Ltd. *                                       94,530                         $   535,407
Australia and New Zealand Bank Group, Ltd.        58,204                             934,947
Australia Gas Light Company, Ltd.                 26,120                             279,172
BHP Billiton, Ltd.                               147,885                           1,769,814
Bluescope Steel, Ltd. (a)                        108,920                             701,035
Coca-Cola Amatil, Ltd. (a)                       139,650                             885,747
Commonwealth Bank of Australia                    44,060                           1,103,386
CSL, Ltd.                                         13,770                             314,223
John Fairfax Holdings, Ltd.                       81,520                             289,370
National Australia Bank, Ltd.                     49,320                           1,108,907
Orica, Ltd.                                       19,250                             305,914
Origin Energy, Ltd.                               79,980                             429,911
QBE Insurance Group, Ltd. (a)                     69,180                             828,451
Rinker Group, Ltd.                                53,130                             441,436
Rio Tinto, Ltd. (a)                                1,665                              50,815
TABCORP Holdings, Ltd. *                          23,030                             310,647
Telstra Corp., Ltd.                              172,960                             662,529
Toll Holdings, Ltd.                               39,940                             398,526
Westfield Group * (a)                            133,340                           1,709,134
Westpac Banking Corp., Ltd.                       64,850                             986,052
Woolworths, Ltd.                                  51,310                             600,843
                                                                                 -----------
                                                                                  14,646,266
CAYMAN ISLANDS - 0.01%
Hopewell Highway Infrastructure, Ltd.             17,500                              14,409

CHINA - 0.82%
Beijing Datang Power Generation Company,
   Ltd., Class H (a)                              36,000                              27,095
China Life Insurance Company, Ltd. *              68,000                              45,492
China Petroleum & Chemical Corp., Class H        122,000                              49,834
China Shipping Development Company, Ltd.,
   Class H                                        48,000                              42,610
China Telecom Corp., Ltd.                        252,000                              92,399
Huaneng Power International, Inc., Class H (a)    58,000                              43,279
Jiangsu Expressway (a)                            32,000                              14,100
Lenovo Group, Ltd. (a)                            60,000                              17,947
PetroChina Company, Ltd., Class H                714,000                             381,214
Sinopec Shanghai Petrochemical
   Company, Ltd., H Shares (a)                   220,000                              82,081
Tong Ren Tang Technologies Company, Ltd.          16,000                              35,097
Tsingtao Brewery Company, Ltd, Series H           28,000                              28,278
Zhejiang Expressway  Company, Ltd., Class H(a)    40,000                              27,532
                                                                                 -----------
                                                                                     886,958
HONG KONG - 6.12%
Bank of East Asia                                 61,800                             192,012
BOC Hong Kong Holdings, Ltd. (a)                 112,000                             213,977
Cheung Kong Holdings, Ltd.                        78,000                             780,221
Cheung Kong Infrastructure Holdings, Ltd. (a)     17,000                              49,210
China Mobile (Hong Kong), Ltd.                   165,000                             559,354
China Resources Enterprises, Ltd.                 26,000                              40,642
Citic Pacific, Ltd.                               25,000                              70,599
CLP Holdings, Ltd.                                85,200                             488,874
CNOOC, Ltd. *                                    360,500                             193,635
Cosco Pacific, Ltd. (a)                           96,000                             200,082
Esprit Holdings, Ltd.                             17,000                             102,794
Gome Electrical Appliances Holdings, Ltd. *       82,000                              74,375
Hang Lung Group, Ltd.                             20,000                              39,368
Hang Lung Properties, Ltd.                        23,000                              35,508
Hang Seng Bank, Ltd.                              33,600                             466,859

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT                             VALUE
                                                ---------                         ----------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Henderson Land Development (a)                      22,000                        $    114,631
Hong Kong & China Gas Company, Ltd.                103,700                             214,796
Hong Kong Electric Holdings, Ltd.                   49,400                             225,620
Hong Kong Exchange & Clearing, Ltd. (a)             34,000                              91,203
Hutchison Whampoa, Ltd.                             98,000                             917,237
Hysan Development Company, Ltd.                     10,000                              20,971
Johnson Electronic Holdings, Ltd.                   45,500                              44,196
Li & Fung, Ltd.                                     49,000                              82,583
Lianhua Supermarket Holdings, Ltd. *                12,000                              14,667
Ping An Insurance Group Company of China,
  Ltd.*                                             44,000                              75,854
Shanghai Industrial Holdings, Ltd. (a)              17,000                              36,306
Sun Hung Kai Properties, Ltd.                       70,000                             700,198
Swire Pacific, Ltd., Class A                        39,000                             326,137
Television Broadcast, Ltd.                          10,000                              46,315
Wharf Holdings, Ltd.                                62,000                             216,962
                                                                                  ------------
                                                                                     6,635,186
JAPAN - 58.74%
Amada Company, Ltd. *                              254,000                           1,399,435
Asahi Glass Company, Ltd. (a)                      163,000                           1,792,952
Bridgestone Corp. (a)                               69,000                           1,370,194
Canon, Inc.                                         26,000                           1,399,591
Credit Saison Company, Ltd. *                       36,000                           1,307,116
Dainippon Ink & Chemicals, Inc. *                  312,000                             716,753
Daiwa Securities Group, Inc. (a)                   137,000                             986,859
Dentsu, Inc. * (a)                                     104                             279,412
Fanuc, Ltd. *                                        6,800                             443,493
Hankyu Department Stores *                          50,000                             361,628
Hirose Electric Company, Ltd. *                      5,000                             583,082
Hitachi, Ltd.                                       86,000                             594,374
Honda Motor Company, Ltd. * (a)                     30,900                           1,597,187
Hosiden Corp. * (a)                                 61,000                             673,951
Hoya Corp. (a)                                      12,100                           1,362,767
Japan Medical Dynamic Marketing, Inc. *             62,900                             636,776
Japan Securities Finance Company, Ltd. *           126,000                             818,086
JSR Corp. *                                         94,000                           2,054,220
Keyence Corp. *                                      6,700                           1,497,440
Komatsu *                                          107,000                             746,802
Kuraray Company * (a)                              126,000                           1,127,168
Marui Company, Ltd. *                              124,300                           1,660,076
Matsushita Electric
  Industrial Company, Ltd. * (a)                    85,000                           1,345,371
Mitsubishi Corp. * (a)                             135,000                           1,739,901
Mitsubishi Estate Company, Ltd. *                  149,000                           1,740,485
Mitsui Sumitomo Insurance Company, Ltd. *          211,000                           1,827,996
Mizuho Financial Group, Inc. * (a)                     115                             577,631
Mori Seiki Company * (a)                            53,000                             481,865
NEC Corp. (a)                                      138,000                             855,699
Nikko Cordial Corp.                                 74,000                             391,142
Nippon Steel Corp.                                 400,000                             977,319
Nippon Telegraph & Telephone Corp. *                   110                             492,553
NTT DoCoMo, Inc. * (a)                                 360                             662,319
Obayashi Corp. *                                   139,000                             874,078
Orix Corp.                                           8,900                           1,205,957
Promise Company, Ltd. *                             14,000                             997,566
Rengo Company, Ltd. * (a)                          250,000                           1,119,439
Sekisui House, Ltd. * (a)                          140,000                           1,627,178
SFCG Company, Ltd. * (a)                             3,940                             993,342
Shimadzu Corp * (a)                                112,000                             675,947
Sompo Japan Insurance *                            107,000                           1,087,394
Sumitomo Bakelite Company, Ltd. * (a)              269,000                           1,694,179
Sumitomo Heavy Industries, Ltd. *                  393,000                           1,457,539
Sumitomo Mitsui Financial Group, Inc. * (a)            310                           2,248,126
Taiyo Nippon Sanso Corp. * (a)                     382,000                           2,234,810
Takeda Chemical Industries, Ltd. *                  36,042                           1,810,345
TDK Corp. *                                         11,000                             812,713
The Bank of Yokohama, Ltd. *                       110,000                             691,716
The Chiba Bank, Ltd. *                             150,000                           1,000,195
The Sumitomo Trust & Banking Company,
  Ltd. * (a)                                       171,000                           1,233,437
THK Company, Ltd. * (a)                             65,000                           1,284,435
Tokyo Electron, Ltd. *                              17,300                           1,062,620
Tokyo Seimitsu Company, Ltd. * (a)                  16,800                             559,291
TonenGeneral Sekiyu K.K. (a)                        75,000                             681,155
Toyota Industries Corp.                             51,000                           1,270,904
Toyota Motor Corp.                                  42,000                           1,704,857
TV Asahi Corp. *                                       435                             880,755
                                                                                  ------------
                                                                                    63,709,621
MALAYSIA - 1.94%
British American Tobacco Malaysia Berhad             9,000                             108,355
Commerce Asset Holdings                            169,000                             209,026
Genting Berhad                                      42,000                             210,000
Malayan Bank Berhad                                134,500                             417,658
Maxis Communications Berhard                       128,000                             314,947
Public Bank Berhad *                               101,500                             203,000
Resorts World Berhad                                82,000                             215,790
Sime Darby Berhard                                 134,000                             211,579
Tanjong PLC *                                       59,000                             218,921
                                                                                  ------------
                                                                                     2,109,276
SINGAPORE - 2.20%
CapitaLand, Ltd. (a)                                41,000                              53,498
City Developments, Ltd.                             18,600                              80,899
DBS Group Holdings, Ltd.                            36,000                             355,060
Keppel Corp., Ltd. (a)                              26,000                             136,976
Oversea-Chinese Banking Corp., Ltd.                 41,000                             339,071
Singapore Airlines, Ltd.                            31,800                             222,078
Singapore Exchange, Ltd.                            95,000                             104,172
Singapore Press Holdings, Ltd.                      57,800                             162,877
Singapore Technologies Engineering, Ltd.            41,000                              58,521
Singapore Telecommunications, Ltd. *               218,230                             318,174
United Overseas Bank                                56,208                             475,172
Venture Corp., Ltd.                                  8,000                              77,922
                                                                                  ------------
                                                                                     2,384,420

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                      SHARES
                                                        OR
                                                     PRINCIPAL
                                                      AMOUNT             VALUE
                                                   -------------     -------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA - 5.33%
Cheil Industries, Inc.                                     7,000     $     107,854
Hana Bank *                                                4,500           112,152
Hyundai Mobis *                                            5,500           348,000
Hyundai Motor Company *                                    8,500           455,709
Kia Motors                                                11,500           121,088
Kookmin Bank *                                             4,454           174,253
Korea Electric Power Corp. *                              13,900           360,525
Korea Gas Corp.                                           18,500           573,657
KT & G Corp. *                                            27,500           822,184
LG Chem, Ltd. *                                            1,300            51,802
LG Electronics, Inc. *                                     1,700           105,265
LG Petrochemical Company, Ltd. *                           2,200            55,255
Posco, Ltd.                                                2,200           397,411
Samsung Electronics Company                                1,670           726,753
Samsung Fire & Marine Insurance Company, Ltd.              4,100           322,788
Samsung SDI Company, Ltd.                                  1,300           141,905
Shinhan Financial Group Company, Ltd. *                   14,500           327,763
Shinsegae Company, Ltd. *                                  1,000           274,826
SK Telecom Company, Ltd.                                   1,600           304,482
                                                                     -------------
                                                                         5,783,672

TAIWAN - 3.06%
Acer Sertek, Inc.                                         41,262            68,143
Advanced Semiconductor Engineering, Inc. *               166,477           125,683
Asustek Computer, Inc.                                    35,852            95,297
Catcher Technology Company, Ltd. *                         7,000            23,010
Cathay Financial Holdings Company, Ltd.                   40,051            81,891
China Development Financial Holdings Corp. *             182,981            88,066
China Steel Corp.                                        217,187           244,583
Chinatrust Finance Holding Company, Ltd.                 222,730           265,538
Compal Electronics, Inc.                                  60,347            60,176
Elan Microelectronics Corp.                               48,513            27,316
EVA Airways Corp. *                                       41,657            20,442
Evergreen Marine Corp.                                    42,141            42,552
Far Eastern Textile, Ltd. *                               66,501            53,343
Formosa Chemicals & Fibre Corp.                           66,667           126,875
Formosa Plastic Corp.                                    180,916           310,158
Fubon Group Company, Ltd.                                 24,745            25,298
Greatek Electronic                                        22,451            20,975
Hon Hai Precision Industry Company, Ltd.                  64,922           300,206
Media Tek, Inc.                                            9,003            61,172
Merry Electronics                                          8,895            21,265
Novatek Microelectronics Corp., Ltd.                      10,260            35,824
Pou Chen Corp.                                            83,937            74,458
President Chain Store Corp.                               45,946            73,710
Quanta Computer, Inc.                                     57,208           102,575
SinoPac Holdings Company                                 233,205           137,179
Taishin Financial Holdings Company, Ltd.                  44,627            41,833
Taiwan Semiconductor
  Manufacturing Company, Ltd.                            313,549           498,088
United Microelectronics Corp. *                          270,116           174,186
Yuan Ta Core Pacific Securities Company                  156,608           118,725
                                                                     -------------
                                                                         3,318,567

THAILAND - 3.46%
Advanced Info Service Company, Ltd.                      175,000           500,000
Bangkok Bank Public Company, Ltd.                         90,000           264,093
Kasikornbank Public Company, Ltd. *                      280,000           403,604
PTT Exploration & Production                              84,200           628,520
PTT PLC., Ltd.                                           138,000           614,517
Siam Cement Company                                      110,000           781,467
Siam Commercial Bank PLC                                 450,000           561,776
                                                                     -------------
                                                                         3,753,977

UNITED KINGDOM - 0.56%
HSBC Holdings PLC                                         35,200           602,306

UNITED STATES - 1.00%
iShares MSCI Taiwan Index Fund * (a)                      90,000         1,085,400
                                                                     -------------
TOTAL COMMON STOCKS (Cost $87,753,550)                               $ 104,930,058
                                                                     -------------

WARRANTS - 0.00%

SINGAPORE - 0.00%
City Developments, Ltd.
 (Expiration date 05/10/2006; Strike
 price 2.50 SGD) *                                         1,860             5,196
                                                                     -------------
TOTAL WARRANTS (Cost $0)                                             $       5,196
                                                                     -------------

SHORT TERM INVESTMENTS - 23.90%
State Street Navigator Securities
     Lending Prime Portfolio (c)                   $  25,919,420     $  25,919,420
                                                                     -------------

TOTAL SHORT TERM INVESTMENTS
(Cost $25,919,420)                                                   $  25,919,420

TOTAL INVESTMENTS (PACIFIC RIM TRUST)
     (COST $113,672,970) - 120.64%                                   $ 130,854,674
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.64)%                       (22,384,840)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 108,469,834
                                                                     =============

The Trust had the following five top industry concentrations as of December 31, 2004 (as a percentage of total net assets):

Banking                         11.58%
Financial Services               9.42%
Chemicals                        7.79%
Real Estate                      5.36%
Industrial Machinery             5.00%

HEALTH SCIENCES TRUST

                               SHARES
                                 OR
                              PRINCIPAL
                                AMOUNT     VALUE
                              ---------  ----------
COMMON STOCKS - 99.52%

BIOTECHNOLOGY - 24.03%
Amgen, Inc. *                  112,700   $7,229,705
Biogen Idee, Inc. *             78,800    5,248,868
Biosphere Medical, Inc. *       86,600      336,874
Cephalon, Inc. *               125,200    6,370,176

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                              SHARES
                                                OR
                                             PRINCIPAL
                                              AMOUNT       VALUE
                                             ---------  -----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Chiron Corp. *                                  4,300   $   143,319
Cytogen Corp. *                                39,500       455,040
Cytokinetics, Inc. *                            8,300        85,075
deCODE genetics, Inc. *                        81,100       633,391
Discovery Laboratories, Inc. *                 30,800       244,244
Exelixis, Inc. *                              117,500     1,116,250
Genentech, Inc.                                56,400     3,070,416
Human Genome Sciences, Inc. *                  71,000       853,420
ICOS Corp. *                                    4,100       115,948
Integra LifeSciences Holdings Corp. *           3,800       140,334
Invitrogen Corp. *                             38,500     2,584,505
Keryx Biopharmaceuticals, Inc. *               44,000       509,080
Kosan Biosciences, Inc. *                       4,500        31,185
Martek Biosciences Corp. *                     21,200     1,085,440
Medlmmune, Inc. *                              68,300     1,851,613
MGI Pharma, Inc.                              116,000     3,249,160
Millennium Pharmaceuticals, Inc. *             38,700       469,044
Myogen, Inc. * (e)                             31,000       250,170
Myriad Genetics, Inc. *                        53,800     1,211,038
Nabi Biopharmaceuticals *                      34,200       501,030
Nektar Therapeutics *                          40,200       813,648
NeoRx Corp. *                                  36,100        75,449
Neurocrine Biosciences, Inc. *                 70,000     3,451,000
Protein Design Labs, Inc. *                    82,600     1,706,516
Regeneration Technologies, Inc. *              58,600       614,128
Serologicals Corp. *                           18,000       398,160
Transkaryotic Therapies, Inc. *                27,200       690,608
Trimeris, Inc. *                              110,800     1,570,036
Vion Pharmaceuticals, Inc. *                  157,000       736,330
Virologic, Inc. *                              15,400        42,966
                                                        -----------
                                                         47,884,166

CHEMICALS - 0.59%
Solvay SA *                                     5,400       592,109
UCB SA                                         11,500       582,226
                                                        -----------
                                                          1,174,335

DRUGS & HEALTH CARE - 3.99%
Conor Medsystems, Inc. *                       11,800       163,430
CV Therapeutics, Inc. *                        49,900     1,147,700
Diversa Corp. *                                15,600       136,344
Dyax Corp. *                                   16,400       118,408
ImClone Systems, Inc. *                       128,500     5,921,280
Immucor Corp.                                  10,950       257,435
OraSure Technologies, Inc. *                   30,900       207,648
                                                        -----------
                                                          7,952,245

ELECTRICAL EQUIPMENT - 0.25%
Wilson Greatbatch Technologies, Inc. *         22,600       506,692

HEALTHCARE PRODUCTS - 13.82%
Alcon, Inc.                                    12,100       975,260
Aspect Medical Systems, Inc. *                 65,500     1,602,130
Bausch & Lomb, Inc.                             4,900       315,854
Baxter International, Inc.                      7,600       262,504
Biomet, Inc.                                   14,700       637,833
Boston Scientific Corp. *                       7,700       273,735
C.R. Bard, Inc.                                 7,800       499,044
Dade Behring Holdings, Inc. *                  26,882     1,505,392
Dynavax Technologies Corp. *                    7,700        61,600
Edwards Lifesciences Corp. *                   15,300       631,278
EPIX Medical, Inc. *                           20,350       364,468
Fischer Imaging Corp. *                        58,000       226,200
Fisher Scientific International, Inc. *         3,700       230,806
Gen-Probe, Inc. *                              37,100     1,677,291
Guidant Corp.                                  33,700     2,429,770
Henry Schein, Inc. *                            1,500       104,460
INAMED Corp. *                                  2,900       183,425
Johnson & Johnson                              34,400     2,181,648
Kinetic Concepts, Inc. *                       34,400     2,624,720
Medtronic, Inc.                                22,800     1,132,476
Patterson Companies, Inc. *                    17,400       754,986
ResMed, Inc. *                                  1,500        76,650
St. Jude Medical, Inc. *                       31,200     1,308,216
Stryker Corp.                                  32,200     1,553,650
Symmetry Medical, Inc. *                        9,400       197,870
The Cooper Companies, Inc.                      4,000       282,360
The Medicines Company *                       146,400     4,216,320
Varian Medical Systems, Inc.                    2,200        95,128
Zimmer Holdings, Inc. *                        14,100     1,129,692
                                                        -----------
                                                         27,534,766

HEALTHCARE SERVICES - 15.57%
Cardinal Health, Inc.                          19,500     1,133,925
Coventry Health Care, Inc.                      8,400       445,872
HCA, Inc.                                      18,900       755,244
Healthsouth Corp. *                            37,800       237,384
LabOne, Inc. *                                 24,000       768,960
NeighborCare, Inc. *                           31,300       961,536
Omnicare, Inc.                                 42,700     1,478,274
Symbion,  Inc. *                               11,200       247,296
United Surgical Partners
  International, Inc. *                         2,800       116,760

UnitedHealth Group, Inc.                      150,300    13,230,909
Wellpoint, Inc. *                             101,400    11,661,000
                                                        -----------
                                                         31,037,160

HOUSEHOLD PRODUCTS - 0.54%
Cryolife, Inc. *                               63,900       451,773
Endologix, Inc. *                              61,000       416,630
Select Comfort Corp.                           11,800       211,692
                                                        -----------
                                                          1,080,095

LIFE SCIENCES - 1.43%

Incyte Corp. *                                 37,800       377,622
Symyx Technologies, Inc. *                     70,300     2,114,624
Waters Corp. *                                  7,600       355,604
                                                        -----------
                                                          2,847,850

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT          VALUE
                                              ------------    ------------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS - 2.44%
Community Health Systems, Inc. *                    57,100    $  1,591,948
Manor Care, Inc.                                    31,000       1,098,330
STAAR Surgical Company *                            28,700         179,088
Sunrise Senior Living, Inc. *                       34,000       1,576,240
Triad Hospitals, Inc. *                             11,400         424,194
                                                              ------------
                                                                 4,869,800

PHARMACEUTICALS - 36.86%
Abgenix, Inc.                                      115,200       1,191,168
Able Laboratories, Inc. *                           54,000       1,228,500
Alexion Pharmaceuticals, Inc. *                     49,600       1,249,920
Alkermes, Inc. *                                   180,200       2,539,018
Allergan, Inc.                                      10,400         843,128
AmerisourceBergen Corp.                             24,300       1,425,924
Amylin Pharmaceuticals, Inc. *                      40,100         936,736
Andrx Corp. *                                       71,900       1,569,577
Angiotech Pharmaceuticals, Inc.                     37,300         688,185
Array BioPharma, Inc. *                             15,200         144,704
Atherogenics, Inc. *                                47,900       1,128,524
Biocryst Pharmaceuticals, Inc. *                    83,400         482,052
Caremark Rx, Inc. *                                  3,712         146,364
Celgene Corp. *                                     30,700         814,471
Cubist Pharmaceuticals, Inc. *                     153,100       1,811,173
Elan Corp. PLC, ADR*                               199,700       5,441,825
Eli Lilly & Company                                 36,100       2,048,675
Encysive Pharmaceuticals, Inc. *                   101,100       1,003,923
Eyetech Pharmaceuticals, Inc. *                     65,600       2,984,800
Forest Laboratories, Inc. *                         42,500       1,906,550
Gilead Sciences, Inc. *                            315,498      11,039,275
GlaxoSmithKline PLC                                  9,300         217,728
Idenix Pharmaceuticals, Inc. *                      53,500         917,525
Indevus Pharmaceuticals, Inc. *                     50,100         298,596
Inspire Pharmaceuticals, Inc. *                     35,200         590,304
Ivax Corp. *                                        83,875       1,326,903
King Pharmaceuticals, Inc. *                         7,200          89,280
Ligand Pharmaceuticals, Inc., Class B *             11,600         135,024
Medicis Pharmaceutical Corp., Class A                3,900         136,929
Novartis AG, ADR                                     7,700         389,158
Noven Pharmaceuticals, Inc. *                       11,600         197,896
Novo Nordisk A/S                                     3,200         174,112
NPS Pharmaceuticals, Inc. *                         84,500       1,544,660
Onyx Pharmaceuticals, Inc. *                        26,638         862,805
OSI Pharmaceuticals, Inc. *                         39,600       2,964,060
Penwest Pharmaceuticals Company *                   14,700         175,812
Pfizer, Inc.                                        86,180       2,317,380
Pharmion Corp. *                                     7,000         295,470
Rigel Pharmaceuticals, Inc. *                       30,600         747,252
Salix Pharmaceuticals, Ltd.                          3,750          65,963
Sanofi-Synthelabo SA                                15,600       1,241,722
Schering AG                                          4,300         320,208
Schering-Plough Corp.                               53,400       1,114,992
Schwarz Pharma AG                                   18,700         842,963
Sepracor, Inc. *                                    63,700       3,781,869
Shire Pharmaceuticals Group PLC, ADR                16,000    $    511,200
Taro Pharmaceutical Industries, Ltd *               11,400         387,942
Teva Pharmaceutical Industries, Ltd., ADR           26,400         788,304
Theravance, Inc. *                                  35,200         630,080
United Therapeutics Corp. *                          8,400         379,260
Valeant Pharmaceuticals International               58,000       1,528,300
Vertex Pharmaceuticals, Inc. *                      77,904         823,445
Vicuron Phamaceuticals, Inc. *                      23,600         410,876
ViroPharma, Inc.*                                   28,300          91,975
Wyeth                                              106,223       4,524,038
XOMA, Ltd *                                         83,100         215,229
Yamanouchi Pharmaceutical Company, Ltd. *           46,000       1,786,625
                                                              ------------
                                                                73,450,377
                                                              ------------
TOTAL COMMON STOCKS (Cost $ 169,326,308)                      $198,337,486
                                                              ------------
PREFERRED STOCKS - 0.75%

BIOTECHNOLOGY - 0.01%
NeoRx Corp. *                                            6          25,080

FINANCIAL SERVICES - 0.74%
Morgan Stanley *                                    40,000       1,464,400
                                                              ------------
TOTAL PREFERRED STOCKS (Cost $1,776,400)                      $  1,489,480
                                                              ------------
WARRANTS - 0.00%

BIOTECHNOLOGY - 0.00%
Myogen, Inc.
 (Expiration date 09/29/2009; strike
 price $7.80) *  (e)                                 2,960             799
NeoRx Corp.
 (Expiration date 12/03/2008; strike
 price $6.00) *                                      2,400               0
                                                              ------------
                                                                       799
                                                              ------------
TOTAL WARRANTS (Cost $370)                                    $        799
                                                              ------------
OPTIONS - 0.02%

PHARMACEUTICALS - 0.02%
Sepracor, Inc.
  Expiration 01/22/2005 at $50.00 *                  3,800          36,100
                                                              ------------
TOTAL OPTIONS (Cost $12,149)                                  $     36,100
                                                              ------------
SHORT TERM INVESTMENTS - 134%
T. Rowe Price Reserve Investment Fund
   0.00% (missing date) (c)                   $  2,682,506    $  2,682,506
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,682,506)                                             $  2,682,506
                                                              ------------

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT          VALUE
                                              ------------    ------------
REPURCHASE AGREEMENTS - 0.25%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to
  be repurchased at $500,038 on
  1/3/2005, collateralized by $350,000
  U.S. Treasury Bonds, 9.25% due
  02/15/2016 (valued at $510,563,
  including interest) (c)                     $    500,000    $    500,000
                                                              ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $500,000)                                               $    500,000
                                                              ------------
TOTAL INVESTMENTS (HEALTH SCIENCES TRUST)
  (COST $174,297,733) - 101.88%                               $203,046,371
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (1.88)%                                                       (3,752,008)
                                                              ------------
TOTAL NET ASSETS - 100.00%                                    $199,294,363
                                                              ============

EMERGING GROWTH TRUST

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT         VALUE
                                              ---------     -----------
COMMON STOCKS - 96.94%

ADVERTISING - 2.02%
aQuantive, Inc. * (a)                           173,000     $ 1,546,620
ValueClick, Inc. *                              136,320       1,817,146
Ventiv Health, Inc. * (a)                       133,300       2,708,656
                                                            -----------
                                                              6,072,422

AIR TRAVEL - 0.70%
Alaska Air Group, Inc. *                         34,700       1,162,103
Mesa Air Group, Inc. * (a)                      117,840         935,650
                                                            -----------
                                                              2,097,753
APPAREL & TEXTILES - 2.88%
Deckers Outdoor Corp. * (a)                      59,300       2,786,507
Guess, Inc. *                                   113,120       1,419,656
K-Swiss, Inc., Class A (a)                       76,800       2,236,416
Phillips Van Heusen Corp.                        82,100       2,216,700
                                                            -----------
                                                              8,659,279
AUTO SERVICES - 0.63%
Copart, Inc. *                                   72,100       1,897,672

AUTOMOBILES - 0.63%
Tenneco Automotive, Inc. *                      109,140       1,881,574

BANKING - 6.08%
First Community Bancorp                          52,050       2,222,535
Oriental Financial Group, Inc. (a)              108,680       3,076,731
R & G Financial Corp., Class B                   66,200       2,573,856
Republic Bancorp, Inc.                          149,266       2,280,784
Trustmark Corp.                                  84,100       2,612,987
Umpqua Holdings Corp. (a)                       102,490       2,583,773
Washington Federal,  Inc.                       109,600       2,908,784
                                                            -----------
                                                             18,259,450
BIOTECHNOLOGY - 4.88%
Applera Corp. - Celera Genomics Group *         105,700       1,453,375
Axonyx, Inc. * (a)                              163,600       1,014,320
Charles River Laboratories
   International, Inc. *                         54,000       2,484,540
Cytogen Corp. * (a)                              97,300       1,120,896
deCODE genetics, Inc. * (a)                     135,000       1,054,350
Exelixis, Inc. *                                136,400       1,295,800
Myriad Genetics, Inc. * (a)                      62,600       1,409,126
Nabi Biopharmaceuticals *                        78,000       1,142,700
Neurocrine Biosciences, Inc. *                   22,100       1,089,530
Progress Software Corp. *                       111,450       2,602,357
                                                            -----------
                                                             14,666,994
BUILDING MATERIALS & CONSTRUCTION - 0.77%
NCI Building Systems, Inc. * (a)                 61,800       2,317,500

BUSINESS SERVICES - 5.52%
Brinks Company                                   51,193       2,023,148
Corillian Corp. *                               287,950       1,416,714
Korn/Ferry International * (a)                  107,700       2,234,775
Labor Ready, Inc. * (a)                         123,660       2,092,327
Navigant Consulting Company *                    78,800       2,096,080
PDI, Inc *             .                         93,000       2,072,040
Scansource, Inc. * (a)                           31,989       1,988,436
Surmodics, Inc. * (a)                            81,800       2,659,318
                                                            -----------
                                                             16,582,838

CABLE AND TELEVISION - 0.78%
SBS Broadcasting SA * (a)                        58,500       2,353,455

CELLULAR COMMUNICATIONS - 0.76%
UbiquiTel, Inc. *                               321,400       2,288,368

CHEMICALS - 0.95%
Cytec Industries, Inc.                           55,260       2,841,469

COMMERCIAL SERVICES - 0.52%
TNS, Inc.*(a)                                    70,900       1,549,165

COMPUTERS & BUSINESS EQUIPMENT - 2.16%
Benchmark Electronics, Inc. *                    31,800       1,084,380
Brocade Communications Systems, Inc. *          229,200       1,751,088
Helix Technology Corp. (a)                      106,300       1,848,557
Intergraph Corp. *                               67,000       1,804,310
                                                            -----------
                                                              6,488,335
CONSTRUCTION MATERIALS - 0.75%
Applied Industrial Technologies, Inc.            82,200       2,252,280

DOMESTIC OIL - 2.34%
Magnum Hunter Resources, Inc. *                 181,800       2,345,220
Remington Oil Gas Corp. *                        87,450       2,383,012
St. Mary Land & Exploration Company (a)          55,120       2,300,709
                                                            -----------
                                                              7,028,941
DRUGS & HEALTH CARE - 3.46%
Cell Genesys, Inc. * (a)                        135,000       1,093,500
Dendreon Corp. * (a)                            102,100       1,100,638
Dyax Corp. * (a)                                174,500       1,259,890
Gentiva Health Services, Inc. * (a)             159,828       2,672,324
Healthextras, Inc. *                            164,000       2,673,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                 ---------    -----------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Perrigo Company                                    92,490     $ 1,597,302
                                                              -----------
                                                               10,396,854
ELECTRICAL EQUIPMENT - 3.96%
Anaren, Inc. *                                     92,600       1,200,096
Baldor Electric Company (a)                        86,200       2,373,086
Littelfuse, Inc. *                                 37,730       1,288,857
W.H. Brady Company, Class A                        40,020       2,504,052
Watsco, Inc. (a)                                   55,800       1,965,276
Wesco International, Inc. *                        86,060       2,550,818
                                                              -----------
                                                               11,882,185

ELECTRONICS - 4.76%
Belden CDT, Inc.                                   83,000       1,925,600
CTS Corp. (a)                                     103,380        1373,920
II- VI, Inc .(a)                                   37,500       1,593,375
Orbotech, Ltd.*                                    76,500       1,619,505
Technitrol, Inc. *                                 50,000         910,000
Thomas & Betts Corp. *                             81,969       2,520,547
Trimble Navigation, Ltd.                           37,500       1,239,000
TTM Technologies, Inc. *                          142,200       1,677,960
Varian, Inc. *                                     35,300       1,447,653
                                                              -----------
                                                               14,307,560

FINANCIAL SERVICES - 0.78%
Interactive Data Corp. * (a)                      107,500       2,337,050

FOOD & BEVERAGES - 0.71%
Corn Products International, Inc.                  39,940       2,139,186

HEALTHCARE PRODUCTS - 7.23%
Coherent, Inc. *                                   53,000       1,613,320
Dade Behring Holdings, Inc. *                      46,700       2,615,200
EPIX Medical, Inc. *                               57,100       1,022,661
Gen-Probe, Inc. *                                  49,700       2,246,937
IDEXX Laboratories, Inc. *                         28,569       1,559,582
Kyphon, Inc. * (a)                                104,800       2,699,648
LCA-Vision, Inc. (a)                               87,900       2,055,981
Respironics, Inc. *                                45,801       2,489,742
The Medicines Company * (a)                        44,790       1,289,952
Ventana Medical Systems, Inc. * (a)                41,300       2,642,787
VISX, Inc.*                                        56,900       1,472,003
                                                              -----------
                                                               21,707,813

HEALTHCARE SERVICES - 1.68%
Genesis Healthcare Corp. *                         74,400       2,606,232
Sierra Health Services, Inc. * (a)                 44,060       2,428,147
                                                              -----------
                                                                5,034,379
HOTELS & RESTAURANTS - 1.67%
Choice Hotels, Inc.                                45,458       2,636,564
Sonic Corp.                                        78,000       2,379,000
                                                              -----------
                                                                5,015,564
HOUSEHOLD PRODUCTS - 0.82%
Tempur-Pedic International, Inc. * (a)            115,900       2,457,080

INDUSTRIAL MACHINERY - 1.06%
Cognex Corp.                                       46,900       1,308,510
Dionex Corp. * (a)                                 33,070     $ 1,874,077
                                                              -----------
                                                                3,182,587
INSURANCE - 1.39%
HCC Insurance Holdings, Inc.                       59,900       1,983,888
Philadelphia Consolidated Holding Corp. *          33,300       2,202,462
                                                              -----------
                                                                4,186,350
INTERNET CONTENT - 0.58%
Digitas, Inc. *                                   182,600       1,743,830

INTERNET SOFTWARE - 2.93%
Aladdin Knowledge Systems * (a)                    54,500       1,348,875
Digital River, Inc. * (a)                          42,440       1,765,929
TIBCO Software, Inc. *                            193,918       2,586,866
Verity, Inc. *                                    125,400       1,645,248
WebEx Communications, Inc. * (a)                   61,100       1,452,958
                                                              -----------
                                                                8,799,876

LEISURE TIME - 1.47%
Penn National Gaming, Inc. * (a)                   38,900       2,355,395
RC2 Corp. *                                        62,800       2,047,280
                                                              -----------
                                                                4,402,675

MANUFACTURING - 0.57%
Nordson Corp.                                      42,830       1,716,198

MEDICAL-HOSPITALS - 0.41%
Cepheid, Inc. * (a)                               122,600       1,218,644

METAL & METAL PRODUCTS - 2.01%
Commercial Metals Company                          39,100       1,976,896
Crown Holdings, Inc. *                            176,600       2,426,484
Reliance Steel & Aluminum Company                  41,800       1,628,528
                                                              -----------
                                                                6,031,908

MINING - 0.48%
Lincoln Electric Holding, Inc.                     41,800       1,443,772

PETROLEUM SERVICES - 1.01%
Cal Dive International, Inc. * (a)                 42,900       1,748,175
Core Laboratories NV *                             54,500       1,272,575
                                                              -----------
                                                                3,020,750

PHARMACEUTICALS - 1.19%
Eyetech Pharmaceuticals, Inc. *                    26,600       1,210,300
First Horizon Pharmaceutical Corp. * (a)          102,700       2,350,803
                                                              -----------
                                                                3,561,103

POLLUTION CONTROL - 0.58%
Duratek, Inc. *                                    70,400       1,753,664

PUBLISHING -1.15%
Consolidated Graphics, Inc. *                      37,500       1,721,250
Thomas Nelson, Inc.                                76,630       1,731,838
                                                              -----------
                                                                3,453,088

RAILROADS & EQUIPMENT - 0.86%
Wabtec Corp.                                      121,700       2,594,644

RETAIL GROCERY - 1.48%
7 Eleven, Inc. *                                  105,600       2,529,120

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                     -------------      ------------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY (CONTINUED)
Smart & Final, Inc. * (a)                                  132,100      $  1,900,919
                                                                        ------------
                                                                           4,430,039
RETAIL TRADE - 7.42%
Cash America International, Inc.                            90,700         2,696,511
Coldwater Creek, Inc.                                       78,971         2,437,835
Fossil, Inc.                                                90,400         2,317,856
Guitar Center, Inc. * (a)                                   43,980         2,317,306
Hibbett Sporting Goods, Inc.                                90,000         2,394,900
Pacific Sunwear of California, Inc. *                       87,995         1,958,769
PETCO Animal Supplies, Inc. *                               57,340         2,263,783
The Men's Wearhouse, Inc. * (a)                             63,600         2,032,656
The Yankee Candle, Inc. *                                   71,620         2,376,351
Too, Inc. * (a)                                             60,900         1,489,614
                                                                        ------------
                                                                          22,285,581

SEMICONDUCTORS - 4.13%
Cypress Semiconductor Corp. * (a)                          159,300         1,868,589
Fairchild Semiconductor International, Inc. *               99,900         1,624,374
Kulicke & Soffa Industries, Inc. * (a)                     159,500         1,374,890
LSI Logic Corp. * (a)                                      237,100         1,299,308
Micrel, Inc. *                                             111,600         1,229,832
O2Micro International, Ltd. *                               85,500           978,120
ON Semiconductor Corp. *                                   343,200         1,558,128
Semtech Corp. *                                             65,700         1,436,859
Vitesse Semiconductor Corp. * (a)                          289,840         1,023,135
                                                                        ------------
                                                                          12,393,235

SOFTWARE - 6.51%
Altiris, Inc. * (a)                                         41,500         1,470,345
ANSYS, Inc.*                                                61,700         1,978,102
Borland Software Corp. *                                   115,500         1,349,040
CIBER, Inc. *(a)                                           220,600         2,126,584
Epicor Software Corp. *                                     79,300         1,117,337
Intermediate Telephone, Inc.                                39,300         1,076,034
Macrovision Corp. *                                         62,910         1,618,045
MicroStrategy, Inc. *                                       34,600         2,084,650
Parametric Technology Corp. *                              260,500         1,534,345
Serena Software, Inc. * (a)                                118,570         2,565,855
SS&C Technologies, Inc.                                     64,971         1,341,651
Ulticom, Inc. * (a)                                         81,000         1,298,430
                                                                        ------------
                                                                          19,560,418

STEEL-0.61%
NS Group, Inc. *                                            65,400         1,818,120

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.04%
Alvarion Ltd. *                                             77,300         1,026,544
Aspect Communications Corp. *                              119,330         1,329,336
NETGEAR, Inc.  *(a)                                         80,200         1,458,838
Spectrasite, Inc. *                                         39,900         2,310,210
                                                                        ------------
                                                                           6,124,928

TRANSPORTATION - 0.50%
Offshore Logistics, Inc. * (a)                              46,200         1,500,114

TRUCKING & FREIGHT - 1.12%
Old Dominion Freight Lines, Inc. (a)                        46,695      $  1,624,986
Wabash National Corp. *                                     64,190         1,728,637
                                                                        ------------
                                                                           3,353,623
                                                                        ------------
TOTAL COMMON STOCKS (Cost $256,109,995)                                 $291,090,313
                                                                        ------------

SHORT TERM INVESTMENTS - 25.91%
BP Capital Markets PLC
  2.15% due 01/03/2005                               $   7,200,000      $  7,199,140
Federal National Mortgage Association
  Discount Notes
  zero coupon due 02/01/2005                             4,000,000         3,992,181
State Street Navigator Securities Lending
  Prime Portfolio (c)                                   66,592,827        66,592,827
                                                                        ------------

TOTAL SHORT TERM INVESTMENTS
(Cost $77,784,148)                                                      $ 77,784,148
                                                                        ------------

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 1.45% to be
  repurchased at $5,001 on 1/3/2005,
  collateralized by $5,000 U.S. Treasury
  Bonds, 8.875% due 02/15/2019 (valued at
  $7,345, including interest) (c)                    $       5,000      $      5,000
                                                                        ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,000)                                                           $      5,000
                                                                        ------------
TOTAL INVESTMENTS (EMERGING GROWTH TRUST)
  (COST $333,899,143) - 122.85%                                         $368,879,461
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.85)%                         (68,600,566)
                                                                        ------------
TOTAL NET ASSETS - 100.00%                                              $300,278,895
                                                                        ============

AGGRESSIVE GROWTH TRUST

                                   SHARES OR
                                   PRINCIPAL
                                    AMOUNT           VALUE
                                   ---------       ----------
COMMON STOCKS - 94.30%

ADVERTISING - 0.78%
Lamar Advertising Company *          38,000        $1,625,640
Omnicom Group, Inc.                  21,900         1,846,608
                                                   ----------
                                                    3,472,248

AEROSPACE - 1.31%
Textron, Inc.                        38,300         2,826,540
United Industrial Corp. (a)          51,500         1,995,110
Woodward Governor Company            14,400         1,031,184
                                                   ----------
                                                    5,852,834

AIR TRAVEL - 0.59%
Airtran Holdings, Inc. * (a)         79,400           849,580
Southwest Airlines Company          108,600         1,768,008
                                                   ----------
                                                    2,617,588

APPAREL & TEXTILES - 2.29%
Bebe Stores, Inc. (a)                66,450         1,792,821

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH TRUST (CONTINUED)

                                                SHARES
                                                  OR
                                               PRINCIPAL
                                                AMOUNT        VALUE
                                               ---------   -----------
COMMON STOCKS (CONTINUED)
APPAREL & TEXTILES (CONTINUED)
Cintas Corp.                                      81,500   $ 3,574,590
Joseph A. Bank Clothiers, Inc. (a)                58,037     1,642,447
Oxford Industries, Inc. (a)                       38,200     1,577,660
Quiksilver, Inc. *                                55,000     1,638,450
                                                           -----------
                                                            10,225,968

BANKING-4.31%
East West Bancorp, Inc.                           44,000     1,846,240
Investors Financial Services Corp. (a)           119,500     5,972,610
New York Community Bancorp, Inc. (a)              84,182     1,731,624
North Fork Bancorporation, Inc.                   55,000     1,586,750
PrivateBankcorp, Inc. (a)                         38,300     1,234,409
Silicon Valley Bancshares *                       39,800     1,783,836
Southwest BanCorp of Texas, Inc.                  72,700     1,693,183
Texas Regional Bancshares, Inc., Class A          33,400     1,091,512
UCBH Holdings, Inc.                               31,300     1,434,166
W Holding Company, Inc.                           37,434       858,736
                                                           -----------
                                                            19,233,066

BIOTECHNOLOGY - 2.55%
Affymetrix, Inc. * (a)                            44,000     1,608,200
Integra LifeSciences Holdings Corp. * (a)         48,400     1,787,412
Invitrogen Corp. *                                32,600     2,188,438
MGI Pharma, Inc.                                 110,400     3,092,304
Neurocrine Biosciences, Inc. *                    19,000       936,700
QLT, Inc.-USD*(a)                                109,500     1,760,760
                                                           -----------
                                                            11,373,814

BROADCASTING - 1.78%
Radio One, Inc., Class A *                        33,100       532,910
Radio One, Inc., Class D *                       188,400     3,037,008
Univision Communications, Inc., Class A*         149,355     4,371,621
                                                           -----------
                                                             7,941,539

BUILDING MATERIALS & CONSTRUCTION - 2.13%
American Standard Companies, Inc.                108,600     4,487,352
Eagle Materials, Inc. (a)                         22,900     1,977,415
Hughes Supply, Inc.                               49,800     1,611,030
Trex Company, Inc. *  (a)                         27,500     1,442,100
                                                           -----------
                                                             9,517,897

BUSINESS SERVICES - 8.34%
Acxiom Corp.                                      55,000     1,446,500
Alliance Data Systems Corp. *                     70,400     3,342,592
ARAMARK Corp., Class B                            48,900     1,296,339
Charles River Associates, Inc. * (a)              27,100     1,267,467
Corporate Executive Board Company                 27,000     1,807,380
CoStar Group, Inc. * (a)                          73,000     3,371,140
Euronet Worldwide, Inc. *                         77,900     2,026,958
Global Payments, Inc. (a)                         26,900     1,574,726
Insight Enterprises, Inc. *                       66,500     1,364,580
Iron Mountain, Inc.                               81,500     2,484,935
MPS Group, Inc. *                                116,100     1,423,386
Paychex, Inc.                                     81,500     2,777,520
Robert Half International, Inc.                  131,000     3,855,330
Scansource, Inc. * (a)                            23,200     1,442,112
Sirva, Inc. *                                    162,900     3,130,938
SunGuard Data Systems, Inc. *                    162,900     4,614,957
                                                           -----------
                                                            37,226,860

CHEMICALS - 0.88%
Techne Corp. *                                    26,400     1,026,960
The Scotts Company, Class A *                     25,000     1,838,000
Valspar Corp.                                     21,700     1,085,217
                                                           -----------
                                                             3,950,177

COMPUTERS & BUSINESS EQUIPMENT - 1.63%
Anteon International Corp. *                      41,900     1,753,934
CACI International, Inc., Class A * (a)           16,200     1,103,706
CDW Corp.                                         32,600     2,163,010
Electronics For Imaging, Inc. *                   43,800       762,558
Intergraph Corp. *                                36,700       988,331
Palmone, Inc. * (a)                               16,500       520,575
                                                           -----------
                                                             7,292,114

CONSTRUCTION MATERIALS - 0.38%
JLG Industries, Inc. (a)                          87,200     1,711,736

COSMETICS & TOILETRIES - 0.25%
Steiner Leisure, Ltd. *                           36,700     1,096,596

CRUDE PETROLEUM & NATURAL GAS - 1.47%
Harvest Natural Resources, Inc. *                 66,400     1,146,728
Patterson-UTI Energy, Inc.                       122,600     2,384,570
Quicksilver Resources, Inc.(a)                    37,900     1,393,962
Unit Corp. *                                      42,900     1,639,209
                                                           -----------
                                                             6,564,469

DRUGS & HEALTH CARE - 1.79%
Closure Medical Corp. * (a)                       39,700       774,150
Genencor International, Inc. * (a)                38,900       637,960
Immucor Corp.                                     77,700     1,826,727
Impax Laboratories, Inc. * (a)                    70,600     1,121,128
Intuitive Surgical, Inc. * (a)                    46,100     1,844,922
Mentor Corp. (a)                                  52,900     1,784,846
                                                           -----------
                                                             7,989,733

ELECTRICAL EQUIPMENT - 1.18%
Cooper Industries, Ltd., Class A                  28,200     1,914,498
Littelfuse, Inc. *                                27,200       929,152
Molex, Inc.                                       37,600     1,128,000
Tektronix, Inc.                                   43,400     1,311,114
                                                           -----------
                                                             5,282,764

ELECTRICAL UTILITIES - 0.25%
DPL, Inc. (a)                                     44,000     1,104,840

ELECTRONICS - 4.35%
Agilent Technologies, Inc. *                      81,500     1,964,150
Arm Holdings PLC, ADR                            256,466     1,584,960
ATI Technologies, Inc. *                          34,300       665,077
Daktronics, Inc. * (a)                            36,700       913,463
Enersys * (a)                                    119,500     1,822,375
FEI Company * (a)                                 36,900       774,900
FLIR Systems, Inc. *                              32,400     2,066,796

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH TRUST (CONTINUED)

                                            SHARES
                                              OR
                                           PRINCIPAL
                                            AMOUNT      VALUE
                                           ---------  -----------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
II-VI,  Inc. (a)                             32,400   $ 1,376,676
Keithley Instruments, Inc.                   51,400     1,012,580
Mercury Computer Systems, Inc. *             58,600     1,739,248
Synopsys, Inc. *                             86,900     1,704,978
Trimble Navigation, Ltd.                     69,650     2,301,236
Varian, Inc. *                               36,900     1,513,269
                                                      -----------
                                                       19,439,708

FINANCIAL SERVICES - 2.57%
Affiliated Managers Group, Inc. (a)          48,500     3,285,390
Fiserv, Inc. *                              122,200     4,911,218
Jeffries Group, Inc.                         29,200     1,176,176
Legg Mason, Inc.                             16,950     1,241,757
Piper Jaffray Companies, Inc. *              18,300       877,485
                                                      -----------
                                                       11,492,026

FOOD & BEVERAGES - 038%
Coca-Cola Enterprises, Inc.                  81,500     1,699,275

HEALTHCARE PRODUCTS - 3.39%
Advanced Medical Optics, Inc. * (a)          29,900     1,230,086
American Medical Systems Holdings, Inc. *    43,800     1,831,278
Cytyc Corp. *                                52,700     1,452,939
Fisher Scientific International, Inc. *      81,500     5,083,970
Gen-Probe, Inc. *                            40,700     1,840,047
Nuvasive, Inc. *                             55,000       563,750
ResMed, Inc. *(a)                            23,100     1,180,410
VNUS Medical Technologies, Inc. * (a)        13,700       185,224
Wright Medical Group, Inc. *                 61,800     1,761,300
                                                      -----------
                                                       15,129,004

HEALTHCARE SERVICES - 3.44%
Accredo Health, Inc. *                       63,100     1,749,132
American Healthways, Inc. * (a)              30,100       994,504
Cerner Corp. * (a)                           37,000     1,967,290
Covance, Inc. *                              30,200     1,170,250
DaVita, Inc.                                 48,900     1,933,017
Express Scripts, Inc. *                      15,100     1,154,244
ICON PLC, ADR* (a)                           29,200     1,128,580
Medco Health Solutions, Inc. *               48,900     2,034,240
Pediatrix Medical Group, Inc. *              17,600     1,127,280
Renal Care Group, Inc.                       33,100     1,191,269
The Advisory Board Company *                 24,200       892,496
                                                      -----------
                                                       15,342,302

HOMEBUILDERS - 0.50%
Beazer Homes USA, Inc. (a)                   15,300     2,237,013

HOTELS & RESTAURANTS - 4.16%
Brinker International, Inc. *                81,500     2,858,205
Choice Hotels, Inc.                          28,800     1,670,400
Kerzner International, Ltd. * (a)            21,700     1,303,085
La Quinta Corp. *                           165,600     1,505,304
P.F. Chang's China Bistro, Inc. * (a)        35,300     1,989,155
Panera Bread Company, Class A * (a)          41,400     1,669,248
RARE Hospitality International, Inc. *       56,750     1,808,055
Ruby Tuesday, Inc. (a)                       82,500     2,151,600
Sonic Corp.                                  62,875     1,917,687
Wendy's International, Inc.                  43,400     1,703,884
                                                      -----------
                                                       18,576,623

HOUSEHOLD APPLIANCES - 0.27%
The Toro Company                             15,100     1,228,385

INDUSTRIAL MACHINERY - 1.86%
Actuant Corp., Class A * (a)                 26,500     1,381,975
Cognex Corp.                                 18,300       510,570
Cooper Cameron Corp. *                       43,400     2,335,354
FMC Technologies, Inc. *                     48,700     1,568,140
Graco, Inc.                                  32,400     1,210,140
IDEX Corp.                                   31,900     1,291,950
                                                      -----------
                                                        8,298,129

INSURANCE - 0.68%
Assured Guaranty, Ltd.                       39,700       780,899
HCC Insurance Holdings, Inc.                 33,700     1,116,144
ProAssurance Corp. *                         29,700     1,161,567
                                                      -----------
                                                        3,058,610

INTERNET SERVICE PROVIDER - 0.18%
SINA.com* (a)                                25,700       823,942

INTERNET SOFTWARE - 2.57%
Akamai Technologies, Inc. *                 107,800     1,404,634
Digital River, Inc. *                        21,400       890,454
Internet Security Systems, Inc. * (a)        78,200     1,818,150
Macromedia, Inc. *                           71,000     2,209,520
RSA Security, Inc. *                         77,600     1,556,656
Safenet, Inc. * (a)                          52,000     1,910,480
Symantec Corp. *                             64,700     1,666,672
                                                      -----------
                                                       11,456,566

INVESTMENT COMPANIES - 0.76%
iShares Nasdaq Biotechnology Index Fund      45,000     3,393,000

LEISURE TIME -3.40%
Brunswick Corp.                              32,600     1,613,700
Imax Corp. * (a)                            123,000     1,014,627
Lions Gate Entertainment Corp. * (a)        171,100     1,817,082
Penn National Gaming, Inc. *                 30,600     1,852,830
RC2 Corp. * (a)                              34,000     1,108,400
Regal Entertainment Group, Class A (a)       99,100     2,056,325
Royal Caribbean Cruises, Ltd. (a)            38,000     2,068,720
Shuffle Master, Inc. (a)                     39,150     1,843,965
The Nautilus Group, Inc. (a)                 74,400     1,798,248
                                                      -----------
                                                       15,173,897

LIFE SCIENCES - 0.27%
PerkinElmer, Inc.                            54,300     1,221,207

MANUFACTURING - 0.53%
Blout International, Inc. *                 136,000     2,369,120

Medical-Hospitals - 1.74%
AmSurg Corp. (a)                             42,950     1,268,743
Lifepoint Hospitals, Inc. * (a)              86,200     3,001,484
Triad Hospitals, Inc. *                      54,300     2,020,503

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH TRUST (CONTINUED)

                                                SHARES
                                                  OR
                                               PRINCIPAL
                                                AMOUNT       VALUE
                                               ---------   -----------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
VCA Antech, Inc. *(a)                             74,700   $ 1,464,120
                                                           -----------
                                                             7,754,850

MINING - 0.68%
Cleveland-Cliffs, Inc. * (a)                      17,600     1,827,936
Joy Global, Inc.                                  28,300     1,229,069
                                                           -----------
                                                             3,057,005
OFFICE FURNISHINGS & SUPPLIES - 0.57%
OfficeMax, Inc.                                   81,500     2,557,470

PAPER-0.91%
Bowater, Inc.                                     57,000     2,506,290
Sappi, Ltd. *                                    107,200     1,554,400
                                                           -----------
                                                             4,060,690

PETROLEUM SERVICES - 2.19%
BJ Services Company                               65,900     3,066,986
Cal Dive International, Inc. *                    41,200     1,678,900
Core Laboratories NV *                            33,600       784,560
ENSCO International, Inc.                         81,500     2,586,810
Grey Wolf, Inc. * (a)                            187,300       987,071
Pride International, Inc. *                       32,700       671,658
                                                           -----------
                                                             9,775,985

PHARMACEUTICALS - 4.72%
Amylin Pharmaceuticals, Inc. * (a)               123,400     2,882,624
Barr Pharmaceuticals, Inc.                        29,200     1,329,768
Caremark Rx, Inc. *                              101,800     4,013,974
Endo Pharmaceutical Holdings, Inc. *              38,400       807,168
Eon Labs, Inc.                                    63,000     1,701,000
Eyetech Pharmaceuticals, Inc. * (a)               62,700     2,852,850
First Horizon Pharmaceutical Corp. * (a)          68,200     1,561,098
Ivax Corp. *                                     101,775     1,610,081
Medicis Pharmaceutical Corp., Class A              8,600       301,946
OSI Pharmaceuticals, Inc. *                       22,100     1,654,185
United Therapeutics Corp. * (a)                   24,800     1,119,720
Valeant Pharmaceuticals International             47,400     1,248,990
                                                           -----------
                                                            21,083,404

PLASTICS - 0.19%
Spartech Corp.                                    30,700       831,663

POLLUTION CONTROL - 0.78%
Stericycle, Inc. *                                76,000     3,492,200

REAL ESTATE - 0.50%
CB Richard Ellis Group, Inc. *                    66,000     2,214,300

RETAIL GROCERY - 0.43%
United Natural Foods, Inc.                        61,100     1,900,210

RETAIL TRADE - 5.69%
Aeropostale, Inc.                                 75,900     2,233,737
Coldwater Creek, Inc.                             36,700     1,132,929
Family Dollar Stores, Inc.                        54,300     1,695,789
Foot Locker, Inc.                                 41,600     1,120,288
Fossil, Inc.                                      42,300     1,084,572
GameStop Corp. * (a)                              80,200     1,793,272
Guitar Center, Inc. * (a)                         34,200     1,801,998
Hot Topic, Inc. *                                  4,800        82,512
Linens'n Things, Inc. *                           81,500     2,021,200
MSC Industrial Direct Company, Inc., Class A     109,300     3,932,614
Pacific Sunwear of California, Inc. *            103,500     2,303,910
Regis Corp.                                       36,700     1,693,705
Staples, Inc.                                     33,900     1,142,769
Tiffany & Company                                 54,300     1,735,971
Tractor Supply Company * (a)                      43,700     1,626,077
                                                           -----------
                                                            25,401,343

SANITARY SERVICES - 0.49%
Nalco Holding Company *                          111,200     2,170,624

SEMICONDUCTORS - 5.19%
Altera Corp. *                                    54,400     1,126,080
Amis Holdings, Inc. *                             94,400     1,559,488
Cymer, Inc. *                                     56,400     1,666,056
FormFactor, Inc. * (a)                            61,800     1,677,252
Integrated Circuit Systems, Inc. *                32,000       669,440
Intersil Corp., Class A                           54,400       910,656
Maxim Integrated Products, Inc.                   48,700     2,064,393
Microchip Technology, Inc.                       162,875     4,342,247
Microsemi Corp.                                  124,400     2,159,584
Novellus Systems, Inc.                            81,500     2,273,035
Pixelworks, Inc. * (a)                            62,700       711,018
Power Integrations, Inc. *                        28,200       557,796
Semtech Corp. *                                   79,400     1,736,478
Varian Semiconductor Equipment
  Associates, Inc. * (a)                          22,400       825,440
Xilinx, Inc.                                      29,700       880,605
                                                           -----------
                                                            23,159,568

SOFTWARE - 3.49%
Activision, Inc.                                  85,150     1,718,327
Avid Technology, Inc. *                           25,700     1,586,975
Catapult Communications Corp. *                   41,700     1,007,472
Cognos, Inc. *                                    25,900     1,141,154
Epicor Software Corp. *                          107,300     1,511,857
Macrovision Corp. *                               63,200     1,625,504
Magma Design Automation, Inc. * (a)               36,700       460,952
Mercury Interactive Corp. *                       21,300       970,215
MicroStrategy, Inc. *                             29,200     1,759,300
NAVTEQ Corp.*                                     30,600     1,418,616
Websense, Inc. *                                  47,400     2,404,128
                                                           -----------
                                                            15,604,500

STEEL - 0.37%
Steel Dynamics, Inc. (a)                          44,200     1,674,296

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.12%
ADTRAN, Inc.                                      86,900     1,663,266
Amdocs, Ltd. *                                    67,900     1,782,375
Applied Signal Technology, Inc.                    8,800       310,200
Avaya, Inc. *                                    107,800     1,854,160
Comverse Technology, Inc. *                       65,200     1,594,140

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVE GROWTH TRUST (CONTINUED)

                                                     SHARES
                                                       OR
                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                  -------------    ------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Plantronics, Inc.                                        86,600    $  3,591,302
Polycom, Inc. *                                         134,100       3,127,212
                                                                   ------------
                                                                     13,922,655

TOYS, AMUSEMENTS & SPORTING GOODS - 0.32%
Marval Enterprises, Inc. (a)                             70,500       1,443,840

TRANSPORTATION - 0.49%
Heartland Express, Inc.                                  55,400       1,244,838
Kirby Corp. *                                            20,800         923,104
                                                                   ------------
                                                                      2,167,942

TRUCKING & FREIGHT - 1.21%
Forward Air Corp. *                                      35,800       1,600,260
Knight Transportation, Inc.                              44,800       1,111,040
Old Dominion Freight Lines, Inc.                         36,600       1,273,680
UTI Worldwide, Inc. (a)                                  20,600       1,401,212
                                                                   ------------
                                                                      5,386,192
                                                                   ------------
TOTAL COMMON STOCKS (COST $361,142,004)                            $421,051,787
                                                                   ------------

SHORT TERM INVESTMENTS - 17.88%
State Street Navigator Securities
 Lending Prime Portfolio (c)                      $  79,354,347    $ 79,354,347
United States Treasury Bills
  zero coupon due 03/17/2005                            500,000         497,878
                                                  -------------    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $79,852,103)                                                 $ 79,852,225
                                                                   ------------

REPURCHASE AGREEMENTS - 5.34%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 2.10% to be
  repurchased at $23,825,169 on
  01/03/2005, collateralized by
  $24,545,000 Federal National Mortgage
  Association, 4.375% due 07/17/2013
  (valued at $24,299,550, including
  interest).(c)                                   $  23,821,000    $ 23,821,000
                                                  -------------    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $23,821,000)                                                 $ 23,821,000
                                                                   ------------
TOTAL INVESTMENTS (AGGRESSIVE GROWTH TRUST)
 (COST $464,815,107) - 117.52%                                     $524,725,012
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.52)%                    (78,216,503)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $446,508,509
                                                                   ============

EMERGING SMALL COMPANY TRUST

                                                SHARES
                                                  OR
                                               PRINCIPAL
                                                 AMOUNT       VALUE
                                              -----------   ----------
COMMON STOCKS - 97.86%

ADVERTISING - 0.47%
aQuantive, Inc. *                                  92,000   $  822,480
ValueClick, Inc.*                                 118,000    1,572,940
                                                            ----------
                                                             2,395,420

APPAREL & TEXTILES-0.32%
The Gymboree Corp.*                               127,200   $1,630,704

BANKING-4.08%
East West Bancorp, Inc.                            96,500    4,049,140
First Niagara Financial Group, Inc.                26,100      364,095
First State Bancorporation (a)                     80,100    2,944,476
Franklin Bank Corp. *                              64,700    1,180,775
Greater Bay Bancorp (a)                            84,500    2,355,860
Silicon Valley Bancshares * (a)                    72,400    3,244,968
UCBH Holdings, Inc.                                62,600    2,868,332
Umpqua Holdings Corp. (a)                         154,000    3,882,340
Westamerica Bancorporation                            700       40,817
                                                            ----------
                                                            20,930,803

BIOTECHNOLOGY - 2.35%
Digene Corp. * (a)                                 88,500    2,314,275
Intermune, Inc. * (a)                             171,600    2,275,416
Molecular Devices Corp. *                          62,900    1,264,290
Serologicals Corp. * (a)                          130,000    2,875,600
Trimeris, Inc. *  (a)                             232,500    3,294,525
                                                            ----------
                                                            12,024,106

BROADCASTING - 1.81%
Cumulus Media, Inc., Class A *                    138,476    2,088,218
Entravision Communications Corp., Class A *       402,700    3,362,545
Radio One, Inc., Class A *                         26,900      433,090
Radio One, Inc., Class D *                        210,300    3,390,036
                                                            ----------
                                                             9,273,889

BUSINESS SERVICES - 6.93%
BearingPoint, Inc. *                              411,900    3,307,557
CDI Corp.                                         106,800    2,283,384
Entrust Technologies, Inc. *                      509,800    1,932,142
Global Payments, Inc. (a)                          82,700    4,841,258
Jackson Hewitt Tax Service, Inc.                  145,100    3,663,775
LECG Corp. * (a)                                  130,900    2,441,285
MAXIMUS.Inc.*                                     127,500    3,967,800
NCO Group, Inc. *                                 184,600    4,771,910
PRG-Schultz International, Inc. * (a)             491,600    2,472,748
Quest Software, Inc. *                            228,400    3,642,980
Resources Connection, Inc. * (a)                   40,900    2,221,279
                                                            ----------
                                                            35,546,118

CELLULAR COMMUNICATIONS - 1.29%
Jamdat Mobile, Inc* (a)                            78,500    1,621,025
NII Holdings, Inc., Class B (a)                   105,000    4,982,250
                                                            ----------
                                                             6,603,275

CHEMICALS - 5.34%
Cabot Corp.                                       156,400    6,049,552
Cabot Microelectronics Corp.*(a)                  122,800    4,918,140
FMC Corp.*                                        133,100    6,428,730
Minerals Technologies, Inc.                        94,700    6,316,490
Westlake Chem Corp.                               109,500    3,657,300
                                                            ----------
                                                            27,370,212

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                  SHARES
                                               OR PRINCIPAL
                                                  AMOUNT        VALUE
                                               ------------  -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 2.81%
FileNET Corp. *                                   216,800    $ 5,584,768
Lasercard Corp.* (a)                              145,800      1,529,442
MTS Systems Corp.                                  64,500      2,180,745
National Instruments Corp. (a)                    188,100      5,125,725
                                                             -----------
                                                              14,420,680

CONSTRUCTION & MINING EQUIPMENT -0.61%
Rowan Companies, Inc. *                           119,900      3,105,410

COSMETICS & TOILETRIES - 0.38%
Nu Skin Enterprises, Inc., Class A                 76,600      1,944,108

CRUDE PETROLEUM & NATURAL GAS - 1.01%
Spinnaker Exploration Company *                   148,400      5,204,388

DOMESTIC OIL - 1.68%
Denbury Resources, Inc. *                         141,200      3,875,940
Oil States International, Inc. *                  245,500      4,735,695
                                                             -----------
                                                               8,611,635

DRUGS & HEALTH CARE - 2.48%
IDX Systems Corp. *                                67,200      2,315,712
Impax Laboratories, Inc. * (a)                    205,100      3,256,988
Molina Healthcare, Inc. * (a)                      99,200      4,600,896
Parexel International Corp. * (a)                 124,900      2,535,470
                                                             -----------
                                                              12,709,066

EDUCATIONAL SERVICES - 0.12%
Learning Tree International, Inc. *(a)             45,000        603,000

ELECTRICAL EQUIPMENT - 1.82%
AMETEK, Inc.                                       84,400      3,010,548
Tektronix,  Inc.                                  118,600      3,582,906
Wilson Greatbatch Technologies, Inc. * (a)        123,100      2,759,902
                                                             -----------
                                                               9,353,356

ELECTRONICS - 5.24%
Electro Scientific Industries, Inc. *             283,124      5,594,530
FLIR Systems, Inc. * (a)                           85,000      5,422,150
Photon Dynamics, Inc. * (a)                        80,000      1,942,400
Trimble Navigation, Ltd. (a)                      183,049      6,047,939
Varian, Inc. *                                    192,000      7,873,920
                                                             -----------
                                                              26,880,939

ENERGY - 0.65%
Headwaters, Inc. * (a)                            117,000      3,334,500

FINANCIAL SERVICES - 2.02%
Advance America Cash Advance Centers, Inc. *       74,000      1,694,600
Federal Agricultural Mortgage Corp.,
   Class C (a)                                     36,800        857,440
Financial Federal Corp. * (a)                     120,600      4,727,520
National Financial Partners Corp.                  79,800      3,096,240
                                                             -----------
                                                              10,375,800

FOOD & BEVERAGES - 0.23%
Performance Food Group Company *                   43,000      1,157,130

GAS & PIPELINE UTILITIES - 0.25%
Bill Barrett Corp. *                               39,900      1,276,401

GOLD - 0.25%
Meridian Gold, Inc. *                              66,600      1,263,402

HEALTHCARE PRODUCTS - 3.62%
American Medical Systems Holdings, Inc. *          50,600      2,115,586
Coherent, Inc. *                                  125,000      3,805,000
CTI Molecular Imaging, Inc. *                     133,700      1,897,203
Merit Medical Systems, Inc. *                     199,600      3,049,888
STERIS Corp. *                                    154,300      3,659,996
Symmetry Medical, Inc. *                           36,100        759,905
The Medicines Company * (a)                       113,700      3,274,560
                                                             -----------
                                                              18,562,138

HEALTHCARE SERVICES - 2.75%
LabOne, Inc. *                                     81,000      2,595,240
Sierra Health Services, Inc. * (a)                106,000      5,841,660
Symbion, Inc. * (a)                                75,100      1,658,208
United Surgical Partners
  International, Inc.*                             96,200      4,011,540
                                                             -----------
                                                              14,106,648

HOTELS & RESTAURANTS - 2.13%
Four Seasons Hotels, Inc. (a)                      35,600      2,911,724
La Quinta Corp. *                                 315,100      2,864,259
Panera Bread Company, Class A * (a)                87,200      3,515,904
Red Robin Gourmet Burgers, Inc. *                  30,100      1,609,447
                                                             -----------
                                                              10,901,334

INDUSTRIAL MACHINERY - 2.42%
Briggs & Stratton Corp.                            78,000      3,243,240
Flowserve Corp. *                                 228,800      6,301,152
Manitowoc, Inc.                                    75,600      2,846,340
                                                             -----------
                                                              12,390,732

INDUSTRIALS - 0.56%
GrafTech International, Ltd. *                    304,400      2,879,624

INSURANCE - 0.33%
EMC Insurance Group, Inc.                          78,600      1,700,904

INTERNET CONTENT - 1.34%
Ask Jeeves, Inc. * (a)                            104,000      2,782,000
InfoSpace, Inc. * (a)                              79,800      3,794,490
RightNow Technologies, Inc. *                      18,000        290,700
                                                             -----------
                                                               6,867,190

INTERNET RETAIL - 0.47%
NetIQ Corp. *                                     196,600      2,400,486

INTERNET SERVICE PROVIDER - 1.42%
Avocent Corp. *                                   179,196      7,261,022

INTERNET SOFTWARE - 3.68%
F5 Networks, Inc. *                               108,700      5,295,864
Macromedia, Inc. *                                209,200      6,510,304
RSA Security, Inc. *                              164,600      3,301,876
Verity, Inc. *                                    285,100      3,740,512
                                                             -----------
                                                              18,848,556

INVESTMENT COMPANIES - 0.21%
Ares Cap Corp.                                     54,900      1,066,707

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                  SHARES
                                               OR PRINCIPAL
                                                  AMOUNT         VALUE
                                               ------------  ------------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 1.49%
Penn National Gaming, Inc. *                        125,900  $  7,623,245

LIFE SCIENCES - 0.74%
Pharmaceutical Product Development, Inc. *           91,900     3,794,551

MANUFACTURING - 1.70%
Mettler-Toledo International, Inc. *                125,700     6,449,667
Roper Industries, Inc.                               37,300     2,266,721
                                                             ------------
                                                                8,716,388

MEDICAL-HOSPITALS - 2.66%
Centene Corp. *                                      50,900     1,443,015
Psychiatric Solutions, Inc. *                        36,600     1,338,096
Rehabcare Group, Inc. *                              99,700     2,790,603
Select Medical Corp.                                215,000     3,784,000
VCA Antech, Inc. *                                  219,200     4,296,320
                                                             ------------
                                                               13,652,034

MOBILE HOMES-0.71%
Winnebago Industries, Inc. (a)                       93,600     3,656,016

PETROLEUM SERVICES - 1.78%
Pride International, Inc. *                         163,100     3,350,074
Superior Energy Services, Inc. *                    309,800     4,774,018
Varco International, Inc. *                          34,400     1,002,760
                                                             ------------
                                                                9,126,852

PHARMACEUTICALS - 4.19%
Adolor Corp. * (a)                                  359,800     3,569,216
Andrx Corp. *                                        41,000       895,030
Angiotech Pharmaceuticals, Inc.                     143,700     2,651,265
Eyetech Pharmaceuticals, Inc. * (a)                  41,300     1,879,150
NPS Pharmaceuticals, Inc. * (a)                      76,100     1,391,108
Pharmion Corp. * (a)                                 49,900     2,106,279
Salix Pharmaceuticals, Ltd. (a)                     155,100     2,728,209
Taro Pharmaceutical Industries, Ltd. * (a)           88,680     3,017,780
Vicuron Pharmaceuticals, Inc. * (a)                  185,600     3,231,296
                                                             ------------
                                                               21,469,333

POLLUTION CONTROL - 0.50%
CUNO, Inc. * (a)                                     43,200     2,566,080

PUBLISHING - 0.36%
Scholastic Corp. * (a)                               50,600     1,870,176

REAL ESTATE -2.82%
Glenborough Realty Trust, Inc., REIT                 29,500       627,760
Jones Lang Lasalle, Inc. *                          161,800     6,052,938
MeriStar Hospitality Corp., REIT *                  749,499     6,258,317
SL Green Realty Corp., REIT                          24,700     1,495,585
                                                             ------------
                                                               14,434,600

RETAIL TRADE - 4.61%
Cost Plus, Inc. * (a)                               123,000     3,951,990
Finish Line, Inc. (a)                                84,300     1,542,690
Fred's, Inc., Class A (a)                           140,400     2,442,960
Hot Topic, Inc. *                                   179,450     3,084,746
J. Jill Group, Inc. *                               136,000     2,025,040
Regis Corp.                                          46,800     2,159,820
Tractor Supply Company * (a)                        102,300     3,806,583
Tuesday Morning Corp. * (a)                         150,800     4,619,004
                                                             ------------
                                                               23,632,833

SANITARY SERVICES - 0.52%
Waste Connections, Inc.                              78,500     2,688,625

SEMICONDUCTORS - 7.10%
Actel Corp.*                                        247,600     4,342,904
Exar Corp. *                                        274,800     3,899,412
Integrated Circuit Systems, Inc. *                  206,100     4,311,612
Microtune, Inc. * (a)                               420,800     2,571,088
Semtech Corp. *                                     407,900     8,920,773
Silicon Laboratories, Inc. * (a)                     83,800     2,958,978
Varian Semiconductor Equipment
  Associates, Inc. *                                218,700     8,059,095
ZILOG, Inc.                                         164,500     1,316,000
                                                             ------------
                                                               36,379,862

SOFTWARE - 3.18%
Altiris, Inc. * (a)                                  53,500     1,895,505
Borland Software Corp. *                            316,100     3,692,048
Hyperion Solutions Corp. * (a)                      182,200     8,494,164
Opsware, Inc. * (a)                                 128,300       941,722
THQ, Inc. * (a)                                      54,700     1,254,818
                                                             ------------
                                                               16,278,257
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.06%
Essex Corp. *                                        63,800     1,291,950
Viasat, Inc. * (a)                                  170,300     4,133,181
                                                             ------------
                                                                5,425,131

TRUCKING & FREIGHT - 3.37%
Forward Air Corp. *                                 114,100     5,100,270
Knight Transportation, Inc.                         174,650     4,331,320
Landstar Systems, Inc. *                             55,200     4,064,928
Oshkosh Truck Corp.                                  50,900     3,480,542
Wabash National Corp. *                              11,800       317,774
                                                             ------------
                                                               17,294,834
                                                             ------------
TOTAL COMMON STOCKS (Cost $415,084,108)                      $501,608,500
                                                             ------------

SHORT TERM INVESTMENTS - 19.42%
State Street Navigator Securities
  Lending Prime Portfolio (c)                  $ 99,529,007  $ 99,529,007
                                               ------------  ------------

TOTAL SHORT TERM INVESTMENTS
(Cost $99,529,007)                                           $ 99,529,007
                                                             ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               ------------   ------------
REPURCHASE AGREEMENTS - 2.20%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $11,284,846 on
   1/3/2005, collateralized by
   $7,315,000 U.S. Treasury Bonds,
   10.625% due 08/15/2015 (valued at
   $11,515,412, including
   interest) (c)                               $ 11,284,000   $ 11,284,000
                                                              ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,284,000)                                         $ 11,284,000
                                                              ------------
TOTAL INVESTMENTS (EMERGING SMALL COMPANY TRUST)
   (COST $525,897,115) - 119.48%                              $612,421,507
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.48)%               (99,853,830)
                                                              ------------
TOTAL NET ASSETS - 100.00%                                    $512,567,677
                                                              ============

SMALL COMPANY BLEND TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               ------------   ------------
COMMON STOCKS - 97.44%

AEROSPACE - 0.74%
Orbital Sciences Corp., Class A * (a)               133,300   $  1,576,939

AGRICULTURE - 0.19%
Fresh Del Monte Produce, Inc. (a)                    13,600        402,696

AIR TRAVEL - 3.32%
Alaska Air Group, Inc. * (a)                         42,600      1,426,674
Delta Air Lines, Inc. * (a)                         369,400      2,763,112
Northwest Airlines Corp., Class A * (a)             131,400      1,436,202
Pinnacle Airline Corp. * (a)                        101,300      1,412,122
                                                              ------------
                                                                 7,038,110
APPAREL & TEXTILES - 1.51%
G & K Services, Class A                              29,300      1,272,206
Warnaco Group, Inc. * (a)                            89,000      1,922,400
                                                              ------------
                                                                 3,194,606
AUTO PARTS - 0.10%
BorgWarner, Inc.                                      4,000        216,680

AUTO SERVICES - 0.47%
ANC Rental Corp. * (f)                              694,000             69
Lithia Motors, Inc., Class A (a)                     37,200        997,704
                                                              ------------
                                                                   997,773
BANKING - 6.55%
BOK Financial Corp. Citizens                         37,128      1,810,361
Banking Corp. (a)                                    63,100      2,167,485
Cullen Frost Bankers, Inc. (a)                       30,700      1,492,020
First Community Bancorp                               3,000        128,100
First Midwest Bancorp, Inc. (a)                      50,250      1,823,573
Firstfed Financial Corp. * (a)                        9,800        508,326
Franklin Bank Corp. * (a)                            23,900        436,175
Greater Bay Bancorp (a)                              26,700        744,396
Netbank, Inc. (a)                                    30,000        312,300
Placer Sierra Bancshares (a)                         21,800        619,992
Provident Bankshares Corp. (a)                       32,000      1,163,840
South Financial Group, Inc. (a)                      20,800        676,624
Sterling Bancshares, Inc. (a)                        42,500        606,475
Umpqua Holdings Corp. (a)                            55,200      1,391,592
                                                              ------------
                                                                13,881,259

BIOTECHNOLOGY - 1.00%
Alnylam Pharmaceuticals, Inc. * (a)                  30,500        225,090
Cell Therapeutics, Inc. * (a)                        41,700        339,438
Cotherix, Inc. * (a)                                 28,900        344,488
Cytokinetics, Inc. * (a)                             15,400        157,850
ID Biomedical Corp. * (a)                            27,800        413,942
Protein Design Labs, Inc. * (a)                      31,000        640,460
                                                              ------------
                                                                 2,121,268
BROADCASTING - 1.77%
Citadel Broadcasting Corp. * (a)                     15,900        257,262
Emmis Communications Corp., Class A * (a)            19,000        364,610
Entercom Communications Corp. *                       9,700        348,133
Radio One, Inc., Class A *                           49,800        801,780
Radio One, Inc., Class D * (a)                      103,300      1,665,196
World Wrestling
   Entertainment, Inc., Class A (a)                  25,400        308,102
                                                              ------------
                                                                 3,745,083
BUSINESS SERVICES - 4.65%
ADVO, Inc. (a)                                       60,800      2,167,520
Arbitron, Inc. * (a)                                 70,200      2,750,436
Exponent, Inc. *                                     19,900        547,051
Quest Software, Inc. * (a)                           25,700        409,915
Resources Connection, Inc. * (a)                      7,000        380,170
StarTek, Inc. (a)                                    14,000        398,300
Synnex Corp. *                                       18,300        440,298
TETRA Technologies, Inc. * (a)                       54,100        905,634
West Corp. * (a)                                     55,800      1,847,538
                                                              ------------
                                                                 9,846,862
CABLE AND TELEVISION - 0.25%
Insight Communications Company, Inc.,                57,900        536,733
   Class A * (a)

CELLULAR COMMUNICATIONS - 0.44%                       4,200         86,730
Jamdat Mobile, Inc * (a)                             43,900        850,782
                                                             ------------
Novatel Wireless, Inc * (a)                                        937,512

CHEMICALS - 2.25%
Lubrizol Corp.                                       22,500        829,350
Methanex Corp.                                      215,900      3,942,334
                                                              ------------
                                                                 4,771,684
COLLEGES & UNIVERSITIES - 0.14%
DeVry, Inc. *                                        16,600        288,176

COMMERCIAL SERVICES - 0.42%
Blue Nile, Inc. * (a)
TNS, Inc. *                                          13,500        372,870
                                                     23,900        522,215
                                                              ------------
                                                                   895,085

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               ------------   ------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 4.64%
Benchmark Electronics, Inc. * (a)                    40,900   $  1,394,690
Brocade Communications Systems, Inc. * (a)          240,400      1,836,656
Dot Hill Systems Corp. * (a)                        176,700      1,385,328
Gateway, Inc. * (a)                                 251,400      1,510,914
Helix Technology Corp. (a)                           20,200        351,278
Ixia * (a)                                           16,100        270,641
Overland Storage, Inc. * (a)                         64,900      1,083,181
Pinnacle Systems, Inc. *                            118,700        724,070
Plexus Corp. * (a)                                   98,000      1,274,980
                                                              ------------
                                                                 9,831,738
CONTAINERS & GLASS - 1.52%
Jarden Corp. * (a)                                   42,300      1,837,512
Packaging Corp. of America                           59,000      1,389,450
                                                              ------------
                                                                 3,226,962

COSMETICS & TOILETRIES - 0.21%
Steiner Leisure, Ltd. * (a)                          14,700        439,236

CRUDE PETROLEUM & NATURAL GAS - 2.00%
Cabot Oil & Gas Corp., Class A (a)                    6,300        278,775
Helmerich & Payne, Inc. (a)                          58,400      1,987,936
Hydril * (a)                                         28,600      1,301,586
Patterson-UTI Energy, Inc.                           16,400        318,980
Spinnaker Exploration Company *                       9,800        343,686
                                                              ------------
                                                                 4,230,963
DOMESTIC OIL - 1.15%
Delta Petroleum Corp. * (a)                          48,000        752,640
Energy Partners, Ltd. * (a)                          38,600        782,422
Noble Energy, Inc. (a)                                9,700        598,102
St. Mary Land & Exploration Company                   7,300        304,702
                                                              ------------
                                                                 2,437,866

DRUGS & HEALTH CARE - 0.73%
Candela Corp. (a)                                    55,800        633,888
Qiagen NV * (a)                                      83,400        913,230
                                                              ------------
                                                                 1,547,118
EDUCATIONAL SERVICES - 0.37%
Laureate Education, Inc. * (a)                       17,700        780,393

ELECTRICAL EQUIPMENT - 0.79%
Power-One, Inc. * (a)                                82,600        736,792
Wilson Greatbatch Technologies, Inc. *               41,600        932,672
                                                              ------------
                                                                 1,669,464
ELECTRICAL UTILITIES - 1.60%
CMS Energy Corp. * (a)                              283,000      2,957,350
Westar Energy, Inc.                                  18,500        423,095
                                                              ------------
                                                                 3,380,445
ELECTRONICS - 1.47%

Electro Scientific Industries, Inc. * (a)            77,700      1,535,352
FEI Company *                                        39,700        833,700
LoJack Corp. *                                       25,000        303,250
X-Rite, Inc. (a)                                     26,300        421,063
Zygo Corp. *                                          1,300         15,327
                                                              ------------
                                                                 3,108,692
ENERGY - 0.19%
Energen Corp. (a)                                     6,700        394,965

FINANCIAL SERVICES - 4.03%
Americredit Corp. * (a)                              95,800      2,342,310
Federal Agricultural Mortgage Corp.,
   Class C (a)                                       29,000        675,700
Fulton Financial Corp.(a)                            32,436        756,083
Harbor Florida  Bancshares, Inc.                     12,600        436,086
National Financial Partners Corp. (a)                90,100      3,495,880
San Juan Basin Royalty Trust (a)                     28,600        841,984
                                                              ------------
                                                                 8,548,043
FOOD & BEVERAGES - 2.09%
Del Monte Foods Company * (a)                        36,400        401,128
Interstate Bakeries Corp. (a)                       139,600        893,440
Performance Food Group Company * (a)                 72,100      1,940,211
Tootsie Roll Industries, Inc. (a)                    34,593      1,197,956
                                                              ------------
                                                                 4,432,735
FURNITURE & FIXTURES - 1.26%
Furniture Brands International, Inc.                106,400      2,665,320

GAS & PIPELINE UTILITIES - 0.71%
Semco Energy, Inc.                                   11,100         59,274
Southwest Gas Corp. (a)                              57,300      1,455,420
                                                              ------------
                                                                 1,514,694
HEALTHCARE PRODUCTS - 1.76%
CTI Molecular Imaging, Inc. * (a)                   153,600      2,179,584
Wright Medical Group, Inc. * (a)                     54,400      1,550,400
                                                              ------------
                                                                 3,729,984
HEALTHCARE SERVICES - 1.92%
AMN Healthcare Services, Inc. * (a)                  83,194      1,323,616
Magellan Health Services, Inc. * (a)                 28,700        980,392
The Advisory Board Company *                         18,000        663,840
Vistacare, Inc. * (a)                                66,700      1,109,221
                                                              ------------
                                                                 4,077,069
HOMEBUILDERS - 1.91%
Beazer Homes USA, Inc. (a)                           27,700      4,050,017

HOTELS & RESTAURANTS - 4.89%
California Pizza Kitchen, Inc. *                     96,000      2,208,000
Fairmont Hotels Resorts, Inc. (a)                    33,300      1,153,512
Four Seasons Hotels, Inc. (a)                        21,800      1,783,022
Orient Express Hotels, Ltd.                          65,800      1,353,506
P.F. Chang's China Bistro, Inc. * (a)                27,200      1,532,720
Ruby Tuesday, Inc. (a)                               51,900      1,353,552
Station Casinos, Inc. (a)                            18,000        984,240
                                                              ------------
                                                                10,368,552
HOUSEHOLD APPLIANCES - 0.43%
Libbey, Inc. (a)                                     40,900        908,389

HOUSEHOLD PRODUCTS - 0.18%
WD-40 Company (a)                                    13,200        375,012

INDUSTRIAL MACHINERY - 1.80%
Actuant Corp., Class A * (a)                         53,300      2,779,595
Albany International Corp., Class A (a)              17,500        615,300

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               ------------   ------------

COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Tennant Company                                      10,800   $    428,220
                                                              ------------
                                                                 3,823,115
INSURANCE - 3.18%
Endurance Specialty Holdings, Ltd. (a)               14,700        502,740
First American Corp. (a)                             58,000      2,038,120
Max Re Capital, Ltd.                                 13,000        277,290
Philadelphia Consolidated Holding Corp. * (a)         5,200        343,928
W.R. Berkley Corp. (a)                               52,600      2,481,142
Zenith National Insurance Corp. (a)                  22,000      1,096,480
                                                              ------------
                                                                 6,739,700
INTERNET CONTENT - 0.29%
Alloy, Inc. * (a)                                    75,500        609,285
ProQuest Company *                                      300          8,910
                                                              ------------
                                                                   618,195
INTERNET RETAIL - 0.18%
Ariba, Inc. * (a)                                    22,466        372,936

INTERNET SERVICE PROVIDER - 0.69%
Arbinet-Thexchange. Inc. * (a)                        2,900         72,065
United Online, Inc. * (a)                           119,900      1,382,447
                                                              ------------
                                                                 1,454,512
INTERNET SOFTWARE - 1.21%
Macromedia, Inc. *                                   39,100      1,216,792
MatrixOne, Inc. * (a)                               116,600        763,730
Supportsoft, Inc. * (a)                              87,700        584,082
                                                              ------------
                                                                 2,564,604
INVESTMENT COMPANIES - 0.90%
American Capital Strategies, Ltd. (a)                44,400      1,480,740
Medallion Financial Corp.                            43,500        421,950
                                                              ------------
                                                                 1,902,690
LEISURE TIME-0.51%
Six Flags, Inc. * (a)                               201,500      1,082,055

MANUFACTURING - 1.12%
AptarGroup, Inc.                                     44,800      2,364,544

OFFICE FURNISHINGS & SUPPLIES - 0.48%
OfficeMax, Inc. (a)                                  17,107        536,818
United Stationers, Inc. * (a)                        10,300        475,860
                                                              ------------
                                                                 1,012,678
PAPER - 0.74%
P.H Glatfelter Company (a)                          102,600      1,567,728

PETROLEUM SERVICES - 0.68%
Key Energy Services, Inc. * (a)                      27,800        328,040
Newpark Resources, Inc. * (a)                       215,800      1,111,370
                                                              ------------
                                                                 1,439,410
PHARMACEUTICALS - 3.61%
American Pharmaceutical Partners, Inc. * (a)         11,800        441,438
Amylin Pharmaceuticals, Inc. * (a)                   90,900      2,123,424
Atherogenics, Inc. * (a)                             74,600      1,757,576
Eyetech Pharmaceuticals, Inc. * (a)                   8,900        404,950
Inspire Pharmaceuticals, Inc. * (a)                  48,400        811,668
Renovis, Inc. * (a)                                  45,000        647,100
Vicuron Phamaceuticals, Inc. * (a)                   84,300      1,467,663
                                                              ------------
                                                                 7,653,819
PUBLISHING - 0.83%
Readers Digest Association, Inc., Class A           126,000      1,752,660
REAL ESTATE - 6.26%
American Financial Realty Trust, REIT                22,900        370,522
Annaly Mortgage Management, Inc., REIT (a)          116,500      2,285,730
Anthracite Capital, Inc., REIT (a)                  107,700      1,331,172
Gramercy Captial Corp., REIT (a)                     33,000        679,800
LaSalle Hotel Properties (a)                          3,700        117,771
Luminent Mortgage Capital, Inc., REIT                23,300        277,270
MeriStar Hospitality Corp., REIT * (a)               65,800        549,430
MFA Mortgage Investments, Inc., REIT (a)             67,700        597,114
Pan Pacific Retail Properties, Inc., REIT (a)        15,500        971,850
Saxon Capital, Inc., REIT *                          47,100      1,129,929
SL Green Realty Corp., REIT                          53,600      3,245,480
Trammell Crow Company *                              94,300      1,707,773
                                                              ------------
                                                                13,263,841
RETAIL TRADE-2.91%
Borders Group, Inc. (a)                              30,600        777,240
Christopher & Banks Corp. (a)                        34,950        644,827
PETCO Animal Supplies, Inc. *                        43,100      1,701,588
Restoration Hardware, Inc. * (a)                     60,500        347,270
School Specialty, Inc. *                             35,000      1,349,600
Sports Authority, Inc. * (a)                         11,300        290,975
Tweeter Home Entertainment Group, Inc. * (a)         37,500        256,875
ValueVision Media, Inc., Class A * (a)               58,000        806,780
                                                              ------------
                                                                 6,175,155
SEMICONDUCTORS - 10.74%
Advanced Energy Industries, Inc. * (a)              197,500      1,803,175
Applied Micro Circuits Corp. * (a)                  115,200        484,992
ASM International NV * (a)                           45,000        738,450
Credence Systems Corp. * (a)                        164,000      1,500,600
Cymer, Inc. * (a)                                   119,000      3,515,260
Emcore Corp. * (a)                                  174,400        608,656
Fairchild Semiconductor International, Inc. *        78,500      1,276,410
FormFactor, Inc. * (a)                               16,200        439,668
Kulicke & Soffa Industries, Inc. * (a)              145,900      1,257,658
LTX Corp. * (a)                                     201,500      1,549,535
MIPS Technologies, Inc., Class A * (a)              169,100      1,665,635
MKS Instruments, Inc. *                              87,700      1,626,835
Netlogic Microsystems, Inc * (a)                     36,400        363,636
Pixelworks, Inc. * (a)                              145,100      1,645,434
Power Integrations, Inc. * (a)                       20,300        401,534
Rudolph Technologies, Inc. * (a)                     38,700        664,479
Sigmatel, Inc. * (a)                                 19,600        696,388
TranSwitch Corp. * (a)                              414,400        638,176
Veeco Instruments, Inc. * (a)                        89,100      1,877,337
                                                              ------------
                                                                22,753,858

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               ------------   ------------
COMMON STOCKS (CONTINUED)
SOFTWARE - 1.03%
Altiris, Inc. * (a)                                  12,500       442,875
Ascential Software Corp. * (a)                       25,600       417,536
Blackboard, Inc. * (a)                                7,400       109,594
CallWave, Inc. *                                     24,300       375,192
Captiva Software Corp. *                             28,000       285,600
Embarcadero Tech, Inc. *                             24,900       234,309
Moldflow Corp. *                                      5,300        84,270
SCO Group, Inc. * (a)                                55,700       236,168
                                                              -----------
                                                                2,185,544
TELECOMMUNICATIONS
EQUIPMENT &
SERVICES - 1.20%
Atheros Communications, Inc. * (a)                   77,100       790,275
General Communication, Inc. *                        38,900       429,456
NETGEAR, Inc. * (a)                                  34,900       634,831
Newport Corp. * (a)                                  22,000       310,200
Polycom, Inc. *                                      16,000       373,120
                                                              -----------
                                                                2,537,882
TRANSPORTATION - 0.68%
Kirby Corp. * (a)                                     9,600       426,048
Pacer International, Inc. *                          47,900     1,018,354
                                                              -----------
                                                                1,444,402
TRUCKING & FREIGHT - 0.75%
Celadon Group, Inc. *                                22,000       489,500
Central Freight  Lines, Inc. * (a)                   15,700        98,910
Swift Transportation, Inc. * (a)                     46,700     1,003,116
                                                              -----------
                                                                1,591,526
                                                              -----------
TOTAL COMMON STOCKS (Cost $ 181,567,498)                      206,468,977
                                                              -----------
SHORT TERM INVESTMENTS - 25.07%
State Street Navigator Securities
   Lending Prime Portfolio (c)                 $ 53,130,219    53,130,219
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
(Cost$53,130,219)                                              53,130,219
                                                              -----------
REPURCHASE AGREEMENTS - 0.75%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $1,582,119 on 1/3/2005,
   collateralized by $1,625,000 U.S.
   Treasury Notes, 2.625% due 11/15/2006
   (valued at $1,616,875, including
   interest) (c)                               $  1,582,000     1,582,000
                                                              -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,582,000)                                               1,582,000
                                                              -----------
TOTAL INVESTMENTS (SMALL COMPANY BLEND TRUST)
   (COST $236,279,717) - 123.26%                              261,181,196
LIABILITIES IN EXCESS OF OTHER ASSETS -(23.26)%
                                                              (49,292,307)
                                                              -----------
TOTAL NET ASSETS - 100.00%                                    211,888,889
                                                              ===========
COMMON STOCK - 99.01%
ADVERTISING - 0.55%
Grey Global Group, Inc. (a)                            283        311,297

AEROSPACE - 1.64%
Aviall, Inc. *                                       15,001       344,573
Orbital Sciences Corp., Class A * (a)                 1,305        15,438
United Defense Industries, Inc. *                    11,929       563,645
                                                              -----------
                                                                  923,656
AIR TRAVEL - 0.34%
Frontier Airlines, Inc. *                             3,583        40,882
Mesa Air Group, Inc. * (a)                            3,587        28,481
SkyWest, Inc.                                         6,117       122,707
                                                              -----------
                                                                  192,070
APPAREL & TEXTILES - 2.08%
Culp, Inc. * (a)                                      2,693        18,259
Deckers Outdoor Corp. * (a)                           3,082       144,823
Hartmarx Corp. *                                      8,936        69,433
Kellwood Company                                      2,648        91,356
K- Swiss, Inc., Class A                               3,503       102,007
Movado Group, Inc.                                    6,033       112,515
Stage Stores, Inc. *                                 12,182       505,797
Unifirst Corp.                                          688        19,457
Wolverine World Wide, Inc.                            3,412       107,205
                                                              -----------
                                                                1,170,852
AUTO PARTS - 0.38%
Aftermarket Technology Corp. *                        1,916        30,848
Titan International, Inc. (a)                         3,704        55,930
TRW Automotive Holdings Corp. '                       6,156       127,429
                                                              -----------
                                                                  214,207
AUTOMOBILES - 1.12%
Dura Automotive Systems, Inc. *                       3,531        38,241
Tenneco Automotive, Inc. *                           34,552       595,676
                                                              -----------
                                                                  633,917
BANKING - 6.23%
Bank of Hawaii Corp.                                 10,923       554,233
BOK Financial Corp.                                   2,268       110,588
Capital Crossing Bank * (a)                           6,063       186,073
Center Financial Corp.                                1,044        20,901
City National Corp.                                   6,455       456,046
Columbia Banking System, Inc.                         1,220        30,488
Community Trust Bancorp, Inc.                           470        15,209
Corus Bankshares, Inc.                                3,236       155,360
Cullen Frost Bankers, Inc.                            4,186       203,440
First BanCorp Puerto Rico                             3,002       190,657
First Citizens Bancshares, Inc.                         527        78,128
Firstfed Financial Corp. *                            3,784       196,276
Flagstar Bancorp, Inc. (a)                            9,657       218,248
Frontier Financial Corp.                                199         7,683
Hanmi Financial Corp.                                   100         3,594
Hudson United Bancorp                                 4,525       178,195
Oriental Financial Group, Inc. (a)                    4,787       135,526
Pacific Capital Bancorp                               6,481       220,289
R & G Financial Corp., Class B                       11,531       448,325

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               ------------   ------------

COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
Santander Bancorp                                       965   $     29,104
WFS Financial, Inc.                                   1,491         75,713
                                                              ------------
                                                                 3,514,076
BIOTECHNOLOGY - 0.62%
Cephalon, Inc. * (a)                                    382         19,436
Charles River Laboratories
   International, Inc. * (a)                          2,357        108,445
Molecular Devices Corp. *                             1,558         31,316
Progress Software Corp. *                             8,071        188,458
                                                              ------------
                                                                   347,655
BROADCASTING - 0.04%
New Frontier Media, Inc. * (a)                        2,893         22,910

BUILDING MATERIALS & CONSTRUCTION - 0.57%
NCI Building Systems, Inc. *                          3,890        145,875
Perini Corp. *                                       10,667        178,032
                                                              ------------
BUSINESS SERVICES - 4.22%                                          323,907
Acxiom Corp.                                         20,482        538,677
Administaff, Inc. *                                   1,095         13,808
Brinks Company                                          645         25,490
Catalina Marketing Corp.                              9,724        288,122
Compucredit Corp. *                                   4,603        125,846
Corillian Corp. *                                       185            910
Exponent, Inc. *                                        279          7,670
Ezcorp, Incorporated, Class A * (a)                   3,392         52,271
Geo Group, Inc. *                                       218          5,794
Heidrick & Struggles International, Inc. * (a)        8,818        302,193
John H. Harland Company                               2,523         91,080
NCO Group, Inc. *                                     3,360         86,856
PDI, Inc. *                                           6,485        144,486
R.H. Donnelley Corp. *                                9,801        578,749
Teletech Holdings, Inc. * (a)                        12,191        118,131
                                                              ------------
                                                                 2,380,083
CELLULAR COMMUNICATIONS - 0.28%
Tessco Technologies, Inc. *                           4,628         64,746
UbiquiTel, Inc. *                                    12,989         92,481
USA Mobility, Inc. *                                     70          2,472
                                                              ------------
                                                                   159,699
CHEMICALS - 2.63%
Georgia Gulf Corp.                                   15,028        748,394
Newmarket Corp. *                                     6,259        124,554
Terra Industries, Inc. *(a)                          68,193        605,554
W. R. Grace & Company * (a)                             278          3,784
                                                              ------------
                                                                 1,482,286
COMMERCIAL SERVICES - 0.35%
Vertrue, Inc. * (a)                                   5,227        197,424

COMPUTERS & BUSINESS EQUIPMENT - 3.13%
ADE Corp. * (a)                                       5,787        108,333
Agilysys, Inc. (a)                                   20,846        357,301
AMX Corp. *                                           4,785         78,809
Digi International, Inc. *                            1,438         24,719
Gerber Scientific, Inc. *                             9,004         68,520
Ingram Micro, Inc., Class A *                        28,024        582,899
Micros Systems, Inc. *                                   50          3,903
MTS Systems Corp.                                     9,515        321,702
Palmone, Inc. * (a)                                     527         16,627
Phoenix Technology, Ltd. *                            1,452         11,994
Sybase, Inc. *                                        2,777         55,401
Tech Data Corp. *                                     2,996        136,018
                                                              ------------
                                                                 1,766,226
CONSTRUCTION MATERIALS - 2.68%
Applied Industrial Technologies, Inc.                19,828        543,287
USG Corp. * (a)                                      24,019        967,245
                                                              ------------
                                                                 1,510,532
CONTAINERS & GLASS - 0.47%
Silgan Holdings, Inc.                                 4,371        266,456

COSMETICS & TOILETRIES - 0.60%
Chattem, Inc. *                                      10,208        337,885

CRUDE PETROLEUM & NATURAL GAS - 1.79%
Cimarex Energy Company *                              4,767        180,669
Hydril *                                             13,772        626,764
Newfield Exploration Company *                        3,392        200,298
                                                              ------------
                                                                 1,007,731
DOMESTIC OIL -1.29%
Frontier Oil Corp.                                    4,369        116,478
Giant Industries, Inc. *                              4,307        114,179
Remington Oil Gas Corp. * (a)                        11,097        302,393
St. Mary Land & Exploration Company (a)               2,179         90,951
Vintage Petroleum, Inc.                               4,517        102,491
                                                              ------------
                                                                   726,492
DRUGS & HEALTH CARE - 2.71%
Alliance Imaging, Inc. *                             10,154        114,232
CNS, Inc.                                             1,047         13,140
Conmed Corp. *                                        8,405        238,870
Immucor Corp.                                           213          5,008
Kos Pharmaceuticals, Inc. *                          15,213        572,617
Nutraceutical International Corp. *                   7,047        108,594
Perrigo Company                                      11,814        204,028
Sola International, Inc. *                            9,905        272,784
                                                              ------------
                                                                 1,529,273
ELECTRICAL EQUIPMENT - 2.51%
American Science & Engineering, Inc. *                1,886         77,722
AMETEK, Inc.                                          1,499         53,469
Genlyte Group, Inc. *                                 1,245        106,672
Littelfuse, Inc. *                                   13,061        446,164
Penn Engineering & Manufacturing Corp.                1,715         31,041
Rayovac Corp. * (a)                                   4,341        132,661
Wesco International, Inc. *                          19,158        567,843
                                                              ------------
                                                                 1,415,572

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                        ---------   ---------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 1.35%
El Paso Electric Company *                                 6,030    $ 114,208
Unisource Energy Corp. (a)                                26,950      649,765
                                                                    ---------
                                                                      763,973

ELECTRONICS - 1.34%
Amphenol Corp., Class A                                      358       13,153
Arrow Electronics, Inc. *                                 18,347      445,832
Bel Fuse, Inc., Class B                                    1,538       51,969
Cyberoptics Corp. * (a)                                    3,405       50,632
Electro Scientific Industries, Inc. *                      3,441       67,994
LoJack Corp. *                                               903       10,954
Stoneridge, Inc. *                                         7,710      116,652
                                                                    ---------
                                                                      757,186

ENERGY - 0.35%
Energen Corp.                                              3,308      195,007

FINANCIAL SERVICES - 1.61%
Ace Cash Express, Inc. * (a)                               8,008      237,517
City Holding Company                                       2,281       82,663
Federal Agricultural Mortgage Corp.,
 Class C (a)                                                 795       18,524
International Bancshares Corp.                             1,931       76,043
Nelnet, Inc., Class A * (a)                                1,633       43,977
SWS Group, Inc. (a)                                        5,126      112,362
Westcorp, Inc. (a)                                         6,061      278,382
World Acceptance Corp. *                                   1,628       44,786
WSFS Financial Corp.                                         244       14,718
                                                                    ---------
                                                                      908,972

FOOD & BEVERAGES - 2.42%
Cal-Maine Foods, Inc. (a)                                  1,786       21,593
M & F Worldwide Corp. *                                    6,456       87,931
Pilgrims Pride Corp.                                      18,692      573,470
Sanderson Farms, Inc. (a)                                  6,965      301,445
Seabord Corp.                                                147      146,706
USANA Health Sciences, Inc. * (a)                          6,925      236,835
                                                                    ---------
                                                                    1,367,980

FURNITURE & FIXTURES - 0.16%
Hooker Furniture Corp.                                       149        3,382
Stanley Furniture Company, Inc.                            1,917       86,169
                                                                    ---------
                                                                       89,551

GAS & PIPELINE UTILITIES - 2.65%
National Fuel Gas Company                                  6,000      170,040
ONEOK, Inc.                                               19,740      561,011
UGI Corp.                                                 18,683      764,321
                                                                    ---------
                                                                    1,495,372

HEALTHCARE PRODUCTS - 3.13%
Bausch & Lomb, Inc.                                        3,258      210,011
Cantel Medical Corp. * (a)                                   113        4,228
Dade Behring Holdings, Inc. *                              7,515      420,840
Haemonetics Corp. *                                       15,225      551,297
Health Tronics, Inc. * (a)                                 4,709       50,057
Owens & Minor, Inc.                                        9,815      276,489
Respironics, Inc. *                                        2,744      149,164
Sybron Dental Specialties, Inc. *                          2,917      103,203
                                                                    ---------
                                                                    1,765,289

HEALTHCARE SERVICES - 3.57%
America Service Group, Inc. *                                741       19,837
Humana, Inc. *                                            14,862      441,253
Kindred Healthcare, Inc. (a)                               1,423       42,619
Magellan Health Services, Inc. * (a)                      16,633      568,183
National Medical Health Card Systems, Inc.                   548       12,659
PacifiCare Health Systems, Inc. (a)                        9,267      523,771
Per-Se Technologies, Inc. * (a)                            4,542       71,900
Sierra Health Services, Inc. * (a)                         6,029      332,258
                                                                    ---------
                                                                    2,012,480
HOMEBUILDERS - 2.95%
NVR, Inc. *                                                1,444    1,111,014
Walter Industries, Inc. (a)                               16,491      556,241
                                                                    ---------
                                                                    1,667,255
HOTELS & RESTAURANTS - 2.03%
Ameristar Casinos, Inc.                                    1,192       51,387
CEC Entertainment, Inc.                                    4,346      173,710
CKE Restaurants, Inc. * (a)                                7,281      105,647
Dave & Buster's, Inc. *                                    5,148      103,990
Jack In the Box, Inc. *                                   18,749      691,277
Papa Johns International, Inc. *                             549       18,907
                                                                    ---------
                                                                    1,144,918

HOUSEHOLD APPLIANCES - 0.30%
The Toro Company                                           2,087      169,777

HOUSEHOLD PRODUCTS - 0.08%
Department 56, Inc. *                                      2,742       45,654

INDUSTRIAL MACHINERY - 2.07%
Cummins, Inc. (a)                                          6,568      550,333
Kennametal, Inc.                                           1,826       90,880
Middleby Corp. (a)                                           908       46,054
Olympic Steel, Inc. * (a)                                 17,781      471,374
Sauer-Danfoss, Inc. (a)                                      497       10,839
                                                                    ---------
                                                                    1,169,480

INSURANCE - 4.36%
American Financial Group, Inc.                            17,656      552,809
Amerus Group Company                                         106        4,802
Fremont General Corp. (a)                                 13,407      337,588
Loews Corp. - Carolina Group                               1,458       42,209
Protective Life Corp.                                     10,851      463,229
Safety Insurance Group Inc.                                1,331       41,461
Selective Insurance Group, Inc.                            2,128       94,143
Stancorp Financial Group, Inc.                             1,150       94,875
UICI                                                      10,123      343,170
United Fire & Casualty Company                             1,814       61,150
Zenith National Insurance Corp. (a)                        8,510      424,138
                                                                    ---------
                                                                    2,459,574

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                         ------       -----
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL - 0.03%
Callon Petroleum Company *                                 1,195    $  17,280

INTERNET SERVICE PROVIDER - 1.16%
Earthlink, Inc. *                                         44,397      511,454
United Online, Inc. * (a)                                 12,314      141,980
                                                                    ---------
                                                                      653,434

LEISURE TIME - 3.18%
4Kids Entertainment, Inc. * (a)                            1,705       35,839
Brunswick Corp.                                           10,413      515,444
Handleman Company (a)                                      5,342      114,746
Hollywood Entertainment Corp. *                           49,002      641,436
Penn National Gaming, Inc. *                               1,411       85,436
Polaris Industries, Inc. (a)                               2,728      185,559
RC2 Corp. *                                                2,378       77,523
Steinway Musical Instruments, Inc. *                       3,843      111,216
Vail Resorts, Inc. *                                       1,108       24,841
                                                                    ---------
                                                                    1,792,040
MANUFACTURING - 2.07%
Blout International, Inc. *                                1,327       23,116
ESCO Technologies, Inc. *                                  3,440      263,676
Hexcel Corp. *                                            12,584      182,468
Mettler-Toledo International, Inc. *                       1,692       86,817
Nordson Corp.                                              2,181       87,393
The Stanley Works                                         10,671      522,772
                                                                    ---------
                                                                    1,166,242

MEDICAL-HOSPITALS - 0.12%
Anika Therapeutics, Inc *                                  7,232       66,173

METAL & METAL PRODUCTS - 1.12%
Metal Management, Inc. (a)                                21,797      585,685
Shiloh Industries, Inc * (a)                               3,367       47,138
                                                                    ---------
                                                                      632,823

MINING - 1.44%
Alliance Resource Partners, LP (a)                         1,492      110,408
Oregon Steel Mills, Inc. *                                27,277      553,450
Terex Corp. *                                              3,138      149,526
                                                                    ---------
                                                                      813,384

OFFICE FURNISHINGS & SUPPLIES - 0.49%
CompX International, Inc. (a)                              1,252       20,696
Global Imaging Systems, Inc. * (a)                         6,411      253,234
                                                                    ---------
                                                                      273,930

PAPER - 1.62%
Louisiana-Pacific Corp.                                   20,027      535,522
Potlatch Corp.                                             7,462      377,428
                                                                    ---------
                                                                      912,950

PETROLEUM SERVICES - 2.03%
Cal Dive International, Inc. *                            16,882      687,941
SEACOR SMIT, Inc. *                                        2,009      107,281
Tesoro Petroleum Corp. *                                  10,970      349,504
                                                                    ---------
                                                                    1,144,726
PHARMACEUTICALS - 0.30%
Caraco Pharmaceutical Labs * (a)                           1,159       11,069
First Horizon Pharmaceutical Corp. * (a)                   6,915      158,284
                                                                    ---------
                                                                      169,353

POLLUTION CONTROL - 0.12%
Duratek, Inc. *                                            2,730       68,004

PUBLISHING - 0.56%
American Greetings Corp., Class A                          7,429      188,325
Consolidated Graphics, Inc. * (a)                          2,834      130,081
                                                                    ---------
                                                                      318,406
RAILROADS & EQUIPMENT - 0.20%
Kansas City Southern *                                     6,420      113,827

REAL ESTATE - 2.64%
Associated Estates Realty Corp., REIT                     14,718      150,418
CBL & Associates Properties, Inc., REIT                    7,446      568,502
Felcor Lodging Trust, Inc., REIT * (a)                    10,720      157,048
Innkeepers USA Trust, REIT                                27,599      391,906
New Century Financial Corp., REIT *                        3,045      194,606
Trizec Properties, Inc., REIT                              1,491       28,210
                                                                    ---------
                                                                    1,490,690

RETAIL GROCERY - 0.97%
7 Eleven, Inc. *                                           5,088      121,857
Nash-Finch Company (a)                                     9,434      356,228
Smart & Final, Inc. * (a)                                  4,825       69,432
                                                                    ---------
                                                                      547,517

RETAIL TRADE - 4.81%
Aaron Rents, Inc., Class B                                10,103      252,575
Barnes & Noble, Inc. *                                    12,508      403,633
BJ's Wholesale Club, Inc. *                                4,218      122,870
Bon-Ton Stores, Inc. (a)                                   3,764       59,283
Cato Corp., Class A                                           58        1,672
Charming Shoppes, Inc. *                                  28,584      267,832
Claire's Stores, Inc.                                      6,296      133,790
Electronics Boutique Holdings Corp. *                      4,261      182,967
Finlay Enterprises, Inc. *                                   674       13,339
GameStop Corp. *                                           5,152      115,456
Pantry, Inc. * (a)                                         6,789      204,281
Party City Corp. * (a)                                     2,830       36,592
Rent-A-Center, Inc. *                                     17,674      468,361
Stein Mart, Inc. *                                         3,565       60,819
The Yankee Candle, Inc. *                                  4,984      165,369
Transport World Entertainment Corp. * (a)                 18,230      227,328
                                                                    ---------
                                                                    2,716,167

SANITARY SERVICES - 0.04%
Darling International, Inc. *                              4,885       21,299

SEMICONDUCTORS - 1.95%
Diodes, Inc. *                                             5,357      121,229
Kulicke & Soffa Industries, Inc. * (a)                    34,860      300,493
MEMC Electronic Materials, Inc. *                         24,187      320,478
Photronics, Inc. *                                        21,674      357,621
Siliconix, Inc. *                                             53        1,934
                                                                    ---------
                                                                    1,101,755

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT       VALUE
                                                        ------       ------
COMMON STOCKS (CONTINUED)

SOFTWARE - 1.78%
Aspen Technology, Inc. * (a)                               4,219  $     26,200
Autodesk, Inc.                                             7,968       302,385
DucoCorp, Inc. * (a)                                       2,728        25,916
Intermediate Telephone, Inc.                               3,305        90,491
Parametric Technology Corp. *                             94,584       557,100
                                                                  ------------
                                                                     1,002,092

STEEL - 1.67%
Alaska Steel Holding Corp. * (a)                           5,031        72,799
NS Group, Inc. *                                           4,080       113,424
Steel Dynamics, Inc. (a)                                  18,307       693,469
Texas Industries, Inc.                                       974        60,758
                                                                  ------------
                                                                       940,450

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.35%
Aspect Communications Corp. *                              2,065        23,004
Commonwealth Telephone
   Enterprises, Inc., (CTE) *                              6,816       338,482
Commscope, Inc. *                                         28,561       539,803
PTEK Holdings, Inc. *                                     39,452       422,531
                                                                  ------------
                                                                     1,323,820

TELEPHONE - 0.22%
Centennial Communications Corp., Class A *                 1,548        12,275
TALK America Holdings, Inc. * (a)                         16,861       111,620
                                                                  ------------
                                                                       123,895

TOYS, AMUSEMENTS & SPORTING GOODS - 0.91%
Jakks Pacific, Inc. * (a)                                 23,163       512,134

TRANSPORTATION - 1.09%
Heartland Express, Inc.                                    6,565       147,516
Kirby Corp. *                                              2,422       107,488
Offshore Logistics, Inc. *                                 2,491        80,883
Yellow Roadway Corp. * (a)                                 5,062       282,004
                                                                  ------------
                                                                       617,891

TRAVEL SERVICES - 0.02%
Ambassadors Group, Inc.                                      291        10,363

TRUCKING & FREIGHT - 1.52%
Arkansas Best Corp.                                        2,459       110,385
EGL, Inc. * (a)                                            5,432       162,362
Forward Air Corp. *                                        2,274       101,648
Knight Transportation, Inc.                                5,484       136,003
Landstar Systems, Inc. *                                   3,206       236,090
USF Corp.                                                  2,998       113,774
                                                                  ------------
                                                                       860,262
                                                                  ------------
TOTAL COMMON STOCKS (Cost $48,290,126)                            $ 55,857,581
                                                                  ------------

SHORT TERM INVESTMENTS - 19.60%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $ 11,056,182  $ 11,056,182
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $11,056,182)                                                $ 11,056,182
                                                                  ------------

REPURCHASE AGREEMENTS - 3.38%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $1,908,143 on
   01/03/2005, collateralized by
   $1,965,000 U.S. Treasury Notes,
   1.625% due 02/28/2006 (valued at
   $1,948,744, including interest) (c)              $  1,908,000  $  1,908,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,908,000)                                                 $  1,908,000
                                                                  ------------
TOTAL INVESTMENTS (SMALL COMPANY TRUST)
   (COST $61,254,308) - 121.99%                                   $ 68,821,763
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (21.99)%                                                        (12,407,772)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $ 56,413,991
                                                                  ============

DYNAMIC GROWTH TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                    ------------  ------------
COMMON STOCKS - 98.81%

APPAREL & TEXTILES - 5.23%
Columbia Sportswear Company * (a)                         72,100  $  4,297,881
Polo Ralph Lauren Corp., Class A                         107,700     4,588,020
                                                                  ------------
                                                                     8,885,901

BANKING - 1.76%
Investors Financial Services Corp. (a)                    59,922     2,994,901

BIOTECHNOLOGY - 4.81%
Charles River Laboratories
   International, Inc. *                                  63,100     2,903,231
Genzyme Corp. *                                           48,200     2,798,974
Invitrogen Corp. *                                        36,800     2,470,384
                                                                  ------------
                                                                     8,172,589

CELLULAR COMMUNICATIONS - 2.33%
Nextel Partners, Inc., Class A * (a)                     202,800     3,962,712

COAL - 1.94%
Peabody Energy Corp.                                      40,600     3,284,946

COMPUTERS & BUSINESS EQUIPMENT - 4.19%
Cognizant Technology Solutions Corp., Class A             90,900     3,847,797
Foundry Networks, Inc. *                                 248,100     3,264,996
                                                                  ------------
                                                                     7,112,793

CONSTRUCTION & MINING EQUIPMENT - 0.99%
Rowan Companies, Inc. *                                   65,200     1,688,680

CONTAINERS & GLASS - 4.64%
Jarden Corp. *                                            82,300     3,575,112
Packaging Corp. of America                               182,600     4,300,230
                                                                  ------------
                                                                     7,875,342

ELECTRONICS - 6.41%
Garmin, Ltd. (a)                                          58,100     3,534,804
Harman International Industries, Inc.                     36,900     4,686,300
Zebra Technologies Corp., Class A *                       47,300     2,662,044
                                                                  ------------
                                                                    10,883,148

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)      DYNAMIC GROWTH TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT            VALUE
                                                       ------            -----
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 6.46%
Calamos Asset Management,Inc. *                           82,900      $  2,238,300
E* TRADE Financial Corp. *                               243,800         3,644,810
First Marblehead Corp. * (a)                              36,500         2,053,125
Legg Mason, Inc.                                          41,342         3,028,715
                                                                      ------------
                                                                        10,964,950

FOOD & BEVERAGES - 1.09%
Constellation Brands, Inc., Class A *                     39,800         1,851,098

GAS & PIPELINE UTILITIES - 1.58%
Ultra Petroleum Corp. *                                   55,900         2,690,467


HEALTHCARE PRODUCTS - 7.21%
Beckman Coulter, Inc.                                     34,900         2,337,951
C.R. Bard, Inc.                                           27,900         1,785,042
Fisher Scientific International, Inc. *                   48,500         3,025,430
Kinetic Concepts, Inc. *                                  66,700         5,089,210
                                                                      ------------
                                                                        12,237,633
HEALTHCARE SERVICES - 2.78%
Coventry Health Care, Inc.                                89,050         4,726,774

HOTELS & RESTAURANTS - 5.23%
P.F. Chang's China Bistro, Inc. * (a)                     54,800         3,087,980
Station Casinos, Inc.                                     37,500         2,050,500
The Cheesecak Factory, Inc. * (a)                        115,200         3,740,544
                                                                      ------------
                                                                         8,879,024
INDUSTRIAL MACHINERY - 0.87%
FMC Technologies, Inc. *                                  45,900         1,477,980

INTERNET SOFTWARE - 2.02%
Check Point Software Technologies, Ltd. *                139,100         3,426,033

LIFE SCIENCES - 1.00%
PerkinElmer, Inc.                                         75,500         1,697,995

MEDICAL-HOSPITALS - 4.45%
Community Health Systems, Inc. *                         135,600         3,780,528
Triad Hospitals, Inc. *                                  101,500         3,776,815
                                                                      ------------
                                                                         7,557,343

PETROLEUM SERVICES - 0.95%
BJ Services Company                                       34,800         1,619,592

PHARMACEUTICALS - 3.48%
Celgene Corp. *                                          118,200         3,135,846
Connetics Corp. * (a)                                    114,100         2,771,489
                                                                      ------------
                                                                         5,907,335

RETAIL TRADE - 9.64%
Aeropostale, Inc. *                                      111,000         3,266,730
Chico's FAS, Inc. *                                       79,100         3,601,423
Fossil, Inc.                                             105,700         2,710,148
Regis Corp.                                               41,800         1,929,070
Urban Outfitters, Inc. *                                 109,400         4,857,360
                                                                      ------------
                                                                        16,364,731

SEMICONDUCTORS - 6.84%
Linear Technology Corp.                                   93,100         3,608,556
Microchip Technology, Inc.                                97,100         2,588,686
NVIDIA Corp. *                                           109,000         2,568,040
QLogic Corp. *                                            77,500         2,846,575
                                                                      ------------
                                                                        11,611,857

SOFTWARE - 6.78%
Avid Technology, Inc. *                                   34,800         2,148,900
BEA Systems, Inc. *                                      239,800         2,124,628
Cognos, Inc. *                                           164,100         7,230,246
                                                                      ------------
                                                                        11,503,774

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.40%
Comverse Technology, Inc. *                               95,300         2,330,085
Polycom, Inc. *                                           74,700         1,742,004
                                                                      ------------
                                                                         4,072,089

TRANSPORTATION - 1.97%
Heartland Express, Inc. (a)                              148,800         3,343,536

TRUCKING & FREIGHT - 1.76%
Oshkosh Truck Corp.                                       43,600         2,981,368
                                                                      ------------
TOTAL COMMON STOCKS (Cost $130,023,372)                               $167,774,591
                                                                      ------------
SHORT TERM INVESTMENTS - 12.73%
State Street Navigator Securities
 Lending Prime Portfolio (c)                        $ 21,617,183      $ 21,617,183
                                                                      ------------

TOTAL SHORT TERM INVESTMENTS
(Cost $21,617,183)                                                    $ 21,617,183
                                                                      ------------

REPURCHASE AGREEMENTS - 1.26%
Repurchase Agreement with State
 Street Corp. dated 12/31/2004
 at 0.90% to be repurchased at
 $2,139,160 on 1/3/2005,
 collateralized by $1,745,000
 U.S. Treasury Bonds, 6.625% due
 02/15/2027 (valued at $2,186,431,
 including interest) (c)                            $  2,139,000      $  2,139,000
                                                                      ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $2,139,000)                                                    $  2,139,000
                                                                      ------------
TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)                              $191,530,774
(COST $153,779,555) - 112.80%
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.80)%                       (21,732,296)
                                                                      ------------
TOTAL NET ASSETS - 100.00%                                            $169,798,478
                                                                      ============

MID CAP STOCK TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT         VALUE
                                                       ------         -----
COMMON STOCKS - 96.23%

ADVERTISING - 2.50%
Lamar Advertising Company *                            130,000    $   5,561,400
Monster Worldwide,Inc.*                                263,191        8,853,745
                                                                  -------------
                                                                     14,415,145

AEROSPACE - 1.71%
Rockwell Collins, Inc.                                 138,600        5,466,384

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                 SHARES
                                                   OR
                                                PRINCIPAL
                                                  AMOUNT       VALUE
                                               -----------   -----------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Rolls-Royce Group PLC                              926,104   $ 4,382,459
                                                             -----------
                                                               9,848,843

AIR TRAVEL - 0.44%
Gol Linhas Aereas Inteligentes SA, ADR * (a)        80,200     2,556,776

AUTO PARTS - 1.03%
BorgWarner, Inc.                                   109,500     5,931,615

AUTOMOBILES - 1.06%
PACCAR, Inc.                                        75,600     6,084,288

BANKING - 0.98%
Northern Trust Corp.                               116,000     5,635,280

BIOTECHNOLOGY - 3.41%
Cephalon, Inc. * (a)                               108,200     5,505,216
Genzyme Corp. *                                    133,500     7,752,345
ICOS Corp. * (a)                                   115,200     3,257,856
Millennium Pharmaceuticals, Inc. *                 256,700     3,111,204
                                                             -----------
                                                              19,626,621

BROADCASTING - 2.53%
Publishing & Broadcasting, Ltd.                    448,080     6,117,467
Sirius Satellite Radio, Inc. * (a)                 309,200     2,365,380
XM Satellite Radio
    Holdings, Inc., Class A * (a)                  162,400     6,109,488
                                                             -----------
                                                              14,592,335

BUSINESS SERVICES - 11.46%
Accenture, Ltd., Class A *                          98,500     2,659,500
Acxiom Corp. (a)                                   183,000     4,812,900
Cendant Corp.                                      439,000    10,263,820
Corporate Executive Board Company                   78,700     5,268,178
DST Systems, Inc. *                                110,600     5,764,472
Electronic Arts, Inc. *                            145,200     8,955,936
Jackson Hewitt Tax Service, Inc. (a)               262,000     6,615,500
Manpower, Inc.                                     211,900    10,234,770
Sirva, Inc. * (a)                                  597,200    11,478,184
                                                             -----------
                                                              66,053,260

COAL - 0.79%
Arch Coal, Inc.                                    127,800     4,542,012

COLLEGES & UNIVERSITIES - 1.57%
Apollo Group, Inc., Class A *                      112,000     9,039,520

COMPUTERS & BUSINESS EQUIPMENT - 1.68%
Network Appliance, Inc. *                          290,800     9,660,376

CONSTRUCTION & MINING EQUIPMENT - 1.12%
Bucyrus International, Inc., Class A (a)           158,400     6,437,376

CONSTRUCTION MATERIALS - 1.41%
Rinker Group, Ltd.                                 979,248     8,136,176

CONTAINERS & GLASS - 1.55%
Jarden Corp. * (a)                                 205,000     8,905,200

CRUDE PETROLEUM & NATURAL GAS - 1.87%
EOG Resources, Inc.                                 74,500     5,316,320
XTO Energy, Inc.                                   154,950     5,482,131
                                                             -----------
                                                              10,798,451

EDUCATIONAL SERVICES - 3.19%
Education Management Corp. * (a)                   385,700   $12,731,957
Strayer Education, Inc.                             51,400     5,643,206
                                                             -----------
                                                              18,375,163

ELECTRONICS - 0.90%
L-3 Communications Holdings, Inc. (a)               71,100     5,207,364

FINANCIAL SERVICES - 3.93%
Affiliated Managers Group, Inc. (a)                 73,500     4,978,890
Countrywide Financial Corp.                        166,300     6,154,763
Legg Mason, Inc.                                    58,200     4,263,732
State Street Corp. (c)                             147,200     7,230,464
                                                             -----------
                                                              22,627,849

HEALTHCARE PRODUCTS - 2.82%
C.R. Bard, Inc.                                     92,300     5,905,354
Fisher Scientific International, Inc. *             91,400     5,701,532
The Medicines Company * (a)                        161,500     4,651,200
                                                             -----------
                                                              16,258,086

HEALTHCARE SERVICES - 1.24%
Medco Health Solutions, Inc. *                     172,200     7,163,520

HOTELS & RESTAURANTS - 4.65%
Four Seasons Hotels, Inc.                           34,000     2,780,860
Harrah's Entertainment, Inc. (a)                   113,300     7,578,637
Red Robin Gourmet Burgers, Inc. * (a)              129,100     6,902,977
Starwood Hotels & Resorts Worldwide, Inc.          163,600     9,554,240
                                                             -----------
                                                              26,816,714

HOUSEHOLD PRODUCTS - 0.75%
Tempur-Pedic International, Inc. * (a)             204,900     4,343,880

INDUSTRIAL MACHINERY - 1.43%
CNH Global NV                                      131,800     2,552,966
Ingersoll-Rand Company, Class A                     70,900     5,693,270
                                                             -----------
                                                               8,246,236

INSURANCE - 1.80%
Marsh & McLennan Companies, Inc.                   125,700     4,135,530
UNUMProvident Corp.                                346,500     6,216,210
                                                             -----------
                                                              10,351,740
INTERNATIONAL OIL - 1.77%
Nabors Industries, Ltd. *                           66,600     3,415,914
Noble Corp. *                                      135,900     6,759,666
                                                             -----------
                                                              10,175,580

INTERNET SERVICE PROVIDER - 1.00%
Salesforce.Com, Inc. * (a)                         340,300     5,764,682

LEISURE TIME - 1.73%
DreamWorks Animation SKG, Inc. * (a)               116,100     4,354,911
Pixar, Inc. *                                       65,600     5,616,016
                                                             -----------
                                                               9,970,927

METAL & METAL PRODUCTS - 2.25%
Inco, Ltd. *                                       132,000     4,854,960
Precision Castparts Corp.                          123,500     8,111,480
                                                             -----------
                                                              12,966,440

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT             VALUE
                                                       --------------    --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 10.22%
Alkermes, Inc. * (a)                                          176,700    $    2,489,703
Amylin Pharmaceuticals, Inc. * (a)                            128,700         3,006,432
Barr Pharmaceuticals, Inc.                                    124,700         5,678,838
Elan Corp. PLC, ADR * (a)                                     419,800        11,439,550
Eyetech Pharmaceuticals, Inc. * (a)                           117,800         5,359,900
Forest Laboratories, Inc. *                                   199,500         8,949,570
Gilead Sciences, Inc. *                                       236,800         8,285,632
Ivax Corp. *                                                  355,700         5,627,174
OSI Pharmaceuticals, Inc. * (a)                                41,200         3,083,820
Par Pharmaceutical Companies, Inc. * (a)                      120,500         4,986,290
                                                                         --------------
                                                                             58,906,909
RETAIL TRADE - 8.74%
Best Buy Company, Inc.                                        131,100         7,789,962
Chico's FAS, Inc. *                                           200,200         9,115,106
Dollar General Corp.                                          265,900         5,522,743
Family Dollar Stores, Inc.                                    235,800         7,364,034
Hot Topic, Inc. * (a)                                         260,300         4,474,557
Michael's Stores, Inc.                                        344,600        10,327,662
Tiffany & Company                                             181,700         5,808,949
                                                                         --------------
                                                                             50,403,013
SEMICONDUCTORS - 0.18%
Sigmatel, Inc. * (a)                                           29,400         1,044,582

SOFTWARE - 2.28%
NAVTEQ Corp. *                                                 67,200         3,115,392
Take-Two Interactive Software, Inc. * (a)                     288,800        10,047,352
                                                                         --------------
                                                                             13,162,744
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 10.32%
Amdocs, Ltd. *                                                297,400         7,806,750
American Tower Corp., Class A *                               511,200         9,406,080
Avaya, Inc. *                                                 441,000         7,585,200
Comverse Technology, Inc. *                                   270,500         6,613,725
Crown Castle International Corp. *                            437,300         7,276,672
NTL, Inc. *                                                   130,000         9,484,800
Polycom, Inc. *                                               233,000         5,433,560
Scientific-Atlanta, Inc.                                      178,200         5,882,382
                                                                         --------------
                                                                             59,489,169
TRANSPORTATION - 1.92%
Expeditors International of Washington, Inc.                   94,500         5,280,660
Yellow Roadway Corp. * (a)                                    103,800         5,782,698
                                                                         --------------
                                                                             11,063,358
                                                                         --------------
TOTAL COMMON STOCKS (Cost $451,046,955)                                  $  554,601,230
                                                                         --------------

SHORT TERM INVESTMENTS - 20.05%
State Street Navigator Securities
 Lending Prime Portfolio (c)                           $  115,550,751    $  115,550,751
                                                                         --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $115,550,751)                                                      $  115,550,751
                                                                         --------------

REPURCHASE AGREEMENTS - 3.91%
Deutsche Bank Tri-Party Repurchase
 Agreement dated 12/31/2004 at 1.60%
 to be repurchased at $22,560,008 on
 1/3/2005, collateralized by
 $23,070,000 U.S. Treasury Notes,
 3.00% due 12/31/2006 (valued at
 $23,032,231, including interest) (c)                  $   22,557,000    $   22,557,000
                                                                         --------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $22,557,000)                                                      $   22,557,000
                                                                         --------------
TOTAL INVESTMENTS (MID CAP STOCK TRUST)
 (COST $589,154,706) - 120.19%                                           $  692,708,981
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.19)%                           (116,343,968)
                                                                         --------------
TOTAL NET ASSETS - 100.00%                                               $  576,365,013
                                                                         ==============

NATURAL RESOURCES TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT             VALUE
                                                       --------------    --------------
COMMON STOCKS - 96.56%

ALUMINUM - 2.78%
Alcan Aluminum, Ltd.                                          110,700    $    5,428,728
Alcoa, Inc.                                                   308,500         9,693,070
                                                                         --------------
                                                                             15,121,798

CHEMICALS - 1.32%
Ashland, Inc.                                                 122,900         7,174,902

COAL - 3.60%
CONSOL Energy, Inc.                                           197,000         8,086,850
Massey Energy Company (a)                                     329,700        11,523,015
                                                                         --------------
                                                                             19,609,865

CRUDE PETROLEUM & NATURAL GAS - 7.90%
Burlington Resources, Inc.                                    128,600         5,594,100
Devon Energy Corp.                                            140,000         5,448,800
EOG Resources, Inc.                                           179,900        12,837,664
Newfield Exploration Company *                                 96,000         5,668,800
XTO Energy, Inc.                                              379,525        13,427,595
                                                                         --------------
                                                                             42,976,959

DOMESTIC OIL - 10.05%
Canadian Natural Resources, Ltd.                              455,000        19,382,221
China Petroleum and Chemical Corp. ADR (a)                    151,400         6,205,886
Noble Energy, Inc. (a)                                         97,700         6,024,182
Suncor Energy, Inc.                                           339,400        11,961,234
Surgutneftegaz ADR (a)                                        130,200         4,882,500
Western Oil Sands, Inc. *                                     179,100         6,230,018
                                                                         --------------
                                                                             54,686,041

GAS & PIPELINE UTILITIES - 2.03%
Equitable Resources, Inc.                                      93,600         5,677,776
Western Gas Resources, Inc.                                   184,000         5,382,000
                                                                         --------------
                                                                             11,059,776

GOLD - 2.68%
Gold Fields, Ltd.                                             420,800         5,176,212

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURES INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT             VALUE
                                                       --------------    --------------
COMMON STOCKS (CONTINUED)

GOLD (CONTINUED)
Placer Dome, Inc.                                             498,100    $    9,394,166
                                                                         --------------
                                                                             14,570,378
INTERNATIONAL OIL - 17.50%
Anadarko Petroleum Corp.                                      127,800         8,282,718
ConocoPhillips                                                 94,400         8,196,752
EnCana Corp.- CAD                                             348,109        19,791,086
Kerr-McGee Corp.                                               78,100         4,513,399
Lukoil,ADR(a)                                                  59,400         7,211,160
Petroleo Brasileiro SA, ADR (a)                               237,700         9,455,706
Royal Dutch Petroleum Company- NY Shares                      183,100        10,506,278
Shell Transport & Trading Company PLC, ADR                    162,000         8,326,800
Talisman Energy, Inc.- CAD                                    704,900        18,953,964
                                                                         --------------
                                                                             95,237,863

METAL & METAL PRODUCTS - 12.15%
Alumina, Ltd.                                               1,903,193         8,819,568
Cameco Corp. (a)                                              147,300        15,445,878
Companhia Vale Do Rio Doce, ADR                               286,386         8,308,058
Companhia Vale Do Rio Doce, SP ADR                            910,000        22,185,800
JSC MMC Norilsk Nickel, ADR (a)                                64,300         3,568,650
Vedanta Resources PLC                                       1,032,100         7,805,577
                                                                         --------------
                                                                             66,133,531

MINING-11.19%
Aluminum Corp. China, Ltd. ADR (a)                            133,500         7,816,425
Anglo American Platinum Corp., Ltd. - GBP                     341,100         8,051,069
Anglo American Platinum Corp., Ltd. - ZAR                     251,550         9,216,080
Apex Silver Mines, Ltd. * (a)                                 262,900         4,516,622
Compania de Minas Buenaventura SA, ADR (a)                    206,700         4,733,430
Freeport-McMoran Copper & Gold, Inc.,
 Class B (a)                                                  248,300         9,492,509
Impala Platinum Holdings, Ltd.                                 56,200         4,764,566
Xstrata PLC                                                   688,143        12,287,279
                                                                         --------------
                                                                             60,877,980

PAPER -3.74%
Abitibi Consolidated, Inc. (a)                              1,495,300        10,347,476
Domtar, Inc.                                                  387,400         4,669,022
International Paper Company                                   127,800         5,367,600
                                                                         --------------
                                                                             20,384,098

PETROLEUM SERVICES - 18.97%
BP PLC-sponsored ADR                                          296,300        17,303,920
Exxon Mobil Corp.                                             394,800        20,237,448
GlobalSantaFe Corp.                                           141,600         4,688,376
Halliburton Company                                           170,100         6,674,724
Petro-Canada                                                  145,700         7,407,920
Repsol SA ADR(a)                                              223,000         5,820,300
Total SA-Sponsored ADR (a)                                    187,200        20,562,048
Transocean, Inc. *                                            118,800         5,035,932
Valero Energy Corp.                                           341,100        15,485,940
                                                                         --------------
                                                                            103,216,608

STEEL - 2.65%
International Steel Group, Inc. * (a)                         259,700        10,533,432
Posco-ADR(a)                                                   87,100         3,878,563
                                                                         --------------
                                                                             14,411,995
                                                                         --------------
TOTAL COMMON STOCKS (Cost $405,127,572)                                  $  525,461,794
                                                                         --------------

PREFERRED STOCKS - 0.23%

MINING -0.23%
Anglo American Platinum Corp., Ltd. - ZAR *                    62,652         1,275,218
                                                                         --------------
TOTAL PREFERRED STOCKS (Cost $956,354)                                   $    1,275,218
                                                                         --------------
WARRANTS -0.07%


FINANCIAL SERVICES - 0.07%
Goldman Sachs International
 (Expiration date 03/17/2005; strike
  price $0.0001) *                                             21,700           409,256
                                                                         --------------
TOTAL WARRANTS (Cost $361,986)                                           $      409,256
                                                                         --------------
SHORT TERM INVESTMENTS - 21.69%
State Street Navigator Securities
 Lending Prime Portfolio (c)                           $  118,016,582    $  118,016,582
                                                                         --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $118,016,582)                                                      $  118,016,582
                                                                         --------------
REPURCHASE AGREEMENTS - 3.35%
Deutsche Bank Tri-Party Repurchase
 Agreement dated 12/31/2004 at 1.60%
 to be repurchased at $18,212,428 on
 1/3/2005, collateralized by
 $18,625,000 U.S. Treasury Notes,
 3.00% due 12/31/2006 (valued
 at $18,594,492, including interest) (c)               $   18,210,000    $   18,210,000
                                                                         --------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $18,210,000)                                                      $   18,210,000
                                                                         --------------
TOTAL INVESTMENTS (NATURAL RESOURCES TRUST)
 (COST $542,672,494) - 121.90%                                           $  663,372,850
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.90)%                           (119,197,782)
                                                                         --------------
TOTAL NET ASSETS -100.00%                                                $  544,175,068
                                                                         ==============

ALL CAP GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT             VALUE
                                                       -------------     --------------
COMMON STOCKS-98.23%

ADVERTISING - 1.00%
Lamar Advertising Company * (a)                               147,000    $    6,288,660

AEROSPACE - 0.65%
Honeywell International, Inc.                                 114,100         4,040,281

AGRICULTURE - 0.57%
Monsanto Company                                               64,200         3,566,310

AIR TRAVEL- 0.36%
Southwest Airlines Company                                    137,000         2,230,360

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT             VALUE
                                                       --------------    --------------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES - 1.77%
Cintas Corp.                                                   68,800    $    3,017,568
Coach, Inc. *                                                  91,700         5,171,880
NIKE, Inc., Class B                                            32,100         2,911,149
                                                                         --------------
                                                                             11,100,597

BANKING - 1.44%
Bank of America Corp.                                          91,700         4,308,983
Commerce Bancorp, Inc. (a)                                     45,900         2,955,960
Investors Financial Services Corp. (a)                         34,900         1,744,302
                                                                         --------------
                                                                              9,009,245
BIOTECHNOLOGY - 1.29%
Amgen, Inc. *                                                  68,300         4,381,445
Biogen Idec, Inc. *                                            55,000         3,663,550
                                                                         --------------
                                                                              8,044,995

BROADCASTING - 1.75%
Clear Channel Communications, Inc.                             93,500         3,131,315
Univision Communications, Inc., Class A *                     137,600         4,027,552
Viacom, Inc., Class B                                         104,475         3,801,845
                                                                         --------------
                                                                             10,960,712

BUSINESS SERVICES - 4.02%
Affiliated Computer Services, Inc., Class A *                  32,200         1,938,118
Automatic Data Processing, Inc.                                91,700         4,066,895
Electronic Arts, Inc. *                                        26,800         1,653,024
Paychex, Inc.                                                 100,900         3,438,672
Robert Half International, Inc.                               367,000        10,800,810
VERITAS Software Corp. *                                      115,400         3,294,670
                                                                         --------------
                                                                             25,192,189

CELLULAR COMMUNICATIONS - 1.21%
Motorola, Inc.                                                134,600         2,315,120
Nextel Communications, Inc., Class A *                        174,600         5,238,000
                                                                         --------------
                                                                              7,553,120

CHEMICALS - 3.06%
Air Products & Chemicals, Inc.                                 55,000         3,188,350
Dow Chemical Company                                           59,600         2,950,796
E.I. Du Pont De Nemours & Company                              68,800         3,374,640
Eastman Chemical Company (a)                                   55,000         3,175,150
Praxair, Inc.                                                  55,000         2,428,250
Rohm & Haas Company                                            55,000         2,432,650
UAP Holding Corp. *                                            93,700         1,618,199
                                                                         --------------
                                                                             19,168,035

COAL -0.08%
Foundation Coal Holdings, Inc. *                               21,700           500,402

COMPUTERS & BUSINESS EQUIPMENT - 5.02%
Apple Computer, Inc. *                                         73,400         4,726,960
CDW Corp.                                                      98,200         6,515,570
Dell, Inc. *                                                  344,100        14,500,374
EMC Corp. *                                                   183,500         2,728,645
Sun Microsystems, Inc. *                                      550,500         2,961,690
                                                                         --------------
                                                                             31,433,239

COSMETICS & TOILETRIES - 1.43%
The Gillette Company                                           95,600         4,280,968
The Procter & Gamble Company                                   84,300         4,643,244
                                                                         --------------
                                                                              8,924,212

CRUDE PETROLEUM & NATURAL GAS - 2.90%
Apache Corp.                                                   45,900         2,321,163
Burlington Resources, Inc.                                     51,900         2,257,650
ChevronTexaco Corp.                                            28,200         1,480,782
Devon Energy Corp.                                            127,800         4,973,976
Occidental Petroleum Corp.                                     38,000         2,217,680
Patterson-UTI Energy, Inc.                                    118,700         2,308,715
XTO Energy, Inc.                                               73,400         2,596,892
                                                                         --------------
                                                                             18,156,858

ELECTRICAL EQUIPMENT - 132%
Emerson Electric Company                                       46,800         3,280,680
General Electric Company                                      137,000         5,000,500
                                                                         --------------
                                                                              8,281,180

ELECTRONICS - 1.10%
Adobe Systems, Inc.                                            55,000         3,450,700
Agilent Technologies, Inc. *                                  141,500         3,410,150
                                                                         --------------
                                                                              6,860,850

FINANCIAL SERVICES - 5.94%
Advance America Cash Advance Centers, Inc. *                   19,800           453,420
Capital One Financial Corp.                                    45,900         3,865,239
Citigroup, Inc.                                               128,400         6,186,312
Fiserv, Inc. *                                                206,425         8,296,221
J.P. Morgan Chase & Company                                   137,000         5,344,370
MBNA Corp.                                                    206,400         5,818,416
SLM Corp.                                                      91,700         4,895,863
The Goldman Sachs Group, Inc.                                  22,300         2,320,092
                                                                         --------------
                                                                             37,179,933

FOOD & BEVERAGES - 0.91%
Hershey Foods Corp.                                            45,900         2,549,286
Kellogg Company                                                70,300         3,139,598
                                                                         --------------
                                                                              5,688,884

GAS & PIPELINE UTILITIES - 0.07%
Bill Barrett Corp. *                                           14,100           451,059

GOLD - 0.44%
Placer Dome, Inc. (a)                                         147,000         2,772,420

HEALTHCARE PRODUCTS - 8.71%
Alcon, Inc.                                                    62,200         5,013,320
Becton, Dickinson & Company                                    94,900         5,390,320
Biomet, Inc.                                                  290,875        12,621,066
C.R. Bard, Inc.                                                59,800         3,826,004
Fisher Scientific International, Inc. *                        74,000         4,616,120
Johnson & Johnson                                             154,900         9,823,758
Medtronic, Inc.                                                74,800         3,715,316
St. Jude Medical, Inc. *                                       64,700         2,712,871
Varian Medical Systems, Inc.                                   76,600         3,312,184
Zimmer Holdings, Inc. *                                        43,600         3,493,232
                                                                         --------------
                                                                             54,524,191

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT             VALUE
                                                       --------------    --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES - 0.99%
PacifiCare Health Systems, Inc.                                43,200    $    2,441,664
UnitedHealth Group, Inc.                                       42,500         3,741,275
                                                                         --------------
                                                                              6,182,939

HOTELS & RESTAURANTS - 1.11%
McDonald's Corp.                                               91,700         2,939,902
Starwood Hotels & Resorts Worldwide, Inc.                      68,800         4,017,920
                                                                         --------------
                                                                              6,957,822

INDUSTRIAL MACHINERY - 4.12%
Caterpillar, Inc.                                              68,800         6,708,688
Deere & Company                                                91,700         6,822,480
Ingersoll-Rand Company, Class A                               100,900         8,102,270
Parker-Hannifin Corp.                                          55,000         4,165,700
                                                                         --------------
                                                                             25,799,138

INSURANCE - 2.01%
Aetna, Inc.                                                    31,800         3,967,050
AFLAC, Inc.                                                    66,600         2,653,344
American International Group, Inc.                             45,900         3,014,253
Genworth Financial, Inc.                                      108,300         2,924,100
                                                                         --------------
                                                                             12,558,747

INTERNATIONAL OIL - 0.78
ConocoPhillips                                                 22,300         1,936,309
Weatherford International, Ltd. *                              57,300         2,939,490
                                                                         --------------
                                                                              4,875,799

INTERNET CONTENT - 1.79%
Yahoo!, Inc.*                                                 298,200        11,236,176

INTERNET RETAIL - 1.36%
eBay, Inc. *                                                   73,400         8,534,952

INTERNET SERVICE PROVIDER - 0.69%
Google, Inc., Class A *                                        22,400         4,325,440

INTERNET SOFTWARE - 3.79%
Cisco Systems, Inc. *                                         688,100        13,280,330
Juniper Networks, Inc. * (a)                                  183,500         4,989,365
McAfee, Inc. *                                                 89,800         2,597,914
Symantec Corp. *                                              110,000         2,833,600
                                                                         --------------
                                                                             23,701,209

LEISURE TIME - 1.18%
Carnival Corp.                                                 68,800         3,964,944
DreamWorks Animation SKG, Inc. *                               10,500           393,855
Las Vegas Sands Corp. *                                        11,100           532,800
Royal Caribbean Cruises, Ltd. (a)                              45,900         2,498,796
                                                                         --------------
                                                                              7,390,395

MANUFACTURING - 3.25%
Danaher Corp.                                                  91,700         5,264,497
Eaton Corp.                                                    45,900         3,321,324
Illinois Tool Works, Inc.                                      33,300         3,086,244
Rockwell Automation, Inc.                                      91,700         4,543,735
Tyco International, Ltd.                                      114,700         4,099,378
                                                                         --------------
                                                                             20,315,178
MINING - 1.26%
Newmont Mining Corp.                                           96,300         4,276,683
Phelps Dodge Corp.                                             36,700         3,630,364
                                                                         --------------
                                                                              7,907,047

PETROLEUM SERVICES - 3.93%
Baker Hughes, Inc.                                             77,100         3,289,857
BJ Services Company                                            79,800         3,713,892
ENSCO International, Inc.                                     111,300         3,532,662
Exxon Mobil Corp.                                             137,000         7,022,620
GlobalSantaFe Corp.                                            45,900         1,519,749
Halliburton Company                                            68,800         2,699,712
Valero Energy Corp.                                            61,500         2,792,100
                                                                         --------------
                                                                             24,570,592

PHARMACEUTICALS - 4.80%
Caremark Rx, Inc. *                                           222,732         8,782,323
Gilead Sciences, Inc. *                                       139,500         4,881,105
Medicis Pharmaceutical Corp., Class A (a)                     121,800         4,276,398
Pfizer, Inc.                                                  232,100         6,241,169
Teva Pharmaceutical Industries, Ltd., ADR (a)                 195,500         5,837,630
                                                                         --------------
                                                                             30,018,625

RETAIL GROCERY - 0.48%
Whole Foods Market, Inc.                                       31,300         2,984,455

RETAIL TRADE - 5.39%
Bed Bath & Beyond, Inc. *                                     158,400         6,309,072
Best Buy Company, Inc.                                         54,500         3,238,390
Sears, Roebuck & Company                                       45,900         2,342,277
Staples, Inc.                                                 281,800         9,499,478
The TJX Companies, Inc.                                        91,700         2,304,421
Walgreen Company                                               91,700         3,518,529
Wal-Mart Stores, Inc.                                          99,000         5,229,180
Williams-Sonoma, Inc. *                                        37,000         1,296,480
                                                                         --------------
                                                                             33,737,827

SANITARY SERVICES - 0.41%
Ecolab, Inc.                                                   73,400         2,578,542

SEMICONDUCTORS - 5.32%
Analog Devices, Inc.                                          160,600         5,929,352
Applied Materials, Inc. *                                     144,600         2,472,660
Freescale Semiconductor-A, Inc. * (a)                         143,700         2,560,734
Freescale Semiconductor-B, Inc. *                              14,541           266,973
KLA-Tencor Corp. *                                             45,900         2,138,022
Linear Technology Corp.                                       146,100         5,662,836
Marvell Technology Group, Ltd.                                 68,800         2,440,336
Maxim Integrated Products, Inc.                                74,000         3,136,860
Microchip Technology, Inc.                                    326,325         8,699,824
                                                                         --------------
                                                                             33,307,597

SOFTWARE - 4.64%
Autodesk, Inc.                                                165,300         6,273,135
Mercury Interactive Corp. *                                    55,000         2,505,250
Microsoft Corp.                                               550,500        14,703,855
Oracle Corp. *                                                407,300         5,588,156
                                                                         --------------
                                                                             29,070,396

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT                  VALUE
                                                    --------------         --------------
COMMON STOCK (CONTINUED)

STEEL - 1.06%
Nucor Corp.                                                 55,000         $    2,878,700
United States Steel Corp. (a)                               73,100              3,746,375
                                                                           --------------
                                                                                6,625,075

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.36%
Avaya, Inc. * (a)                                          137,000         $    2,356,400
Comverse Technology, Inc.*                                 229,400              5,608,830
Nokia Oyj-Sponsored ADR                                    229,400              3,594,698
QUALCOMM, Inc.                                              75,800              3,213,920
                                                                           --------------
                                                                               14,773,848

TRANSPORTATION - 0.72%
Expeditors International of Washington, Inc.                45,900              2,564,892
Harley-Davidson, Inc.                                       32,100              1,950,075
                                                                           --------------
                                                                                4,514,967

TRAVEL SERVICES - 1.03%
American Express Company                                   114,100              6,431,817

TRUCKING & FREIGHT - 0.72%
Fedex Corp.                                                 45,900              4,520,691
                                                                           --------------
TOTAL COMMON STOCKS (Cost $515,203,090)                                    $  614,847,006
                                                                           --------------

SHORT TERM INVESTMENTS - 4.58%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $   28,688,155         $   28,688,155
                                                                           --------------

TOTAL SHORT TERM INVESTMENTS
(Cost $28,688,155)                                                         $   28,688,155
                                                                           --------------

REPURCHASE AGREEMENTS - 1.74%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 2.10% to
   be repurchased at $10,900,907 on
   01/03/2005, collateralized by
   $11,080,000 Federal Home Loan
   Mortgage Corporation, 2.375% due
   01/23/2006 (valued at $11,118,171,
   including interest). (c)                         $   10,899,000         $   10,899,000
                                                                           --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,899,000)                                                         $   10,899,000
                                                                           --------------

TOTAL INVESTMENTS (ALL CAP GROWTH TRUST)
   (COST $554,790,245) - 104.55%                                           $  654,434,161
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.55)%                               (28,477,188)
                                                                           --------------
TOTAL NET ASSETS - 100.00%                                                 $  625,956,973
                                                                           ==============

STRATEGIC OPPORTUNITIES TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT             VALUE
                                                        ---------        ------------
COMMON STOCKS - 96.46%

ADVERTISING - 2.05%
Lamar Advertising Company *                              104,300         $  4,461,954
Monster Worldwide, Inc. *                                185,300            6,233,492
                                                                         ------------
                                                                           10,695,446

AEROSPACE - 1.93%
Boeing Company                                            70,700            3,660,139
General Dynamics Corp.                                    12,100            1,265,660
Honeywell International, Inc.                             69,200            2,450,372
United Technologies Corp.                                 26,200            2,707,770
                                                                         ------------
                                                                           10,083,941

AGRICULTURE - 0.61%
Monsanto Company                                          57,200            3,177,460

AIR TRAVEL - 1.44%
Airtran Holdings, Inc. *                                 122,200            1,307,540
Ryanair Holdings PLC, ADR * (a)                          152,900            6,230,675
                                                                         ------------
                                                                            7,538,215

APPAREL & TEXTILES - 0.57%
Bebe Stores, Inc. (a)                                     49,350            1,331,463
Interface, Inc., Class A *                               162,700            1,622,119
                                                                         ------------
                                                                            2,953,582

AUTO PARTS - 0.09%
Gentex Corp. (a)                                          13,400              496,068

BANKING - 1.98%
New York Community Bancorp, Inc. (a)                     223,200            4,591,224
Northern Trust Corp.                                      12,200              592,676
Wells Fargo Company                                       82,600            5,133,590
                                                                         ------------
                                                                           10,317,490

BIOTECHNOLOGY - 1.78%
Biogen Idec, Inc. *                                       84,300            5,615,223
QLT, Inc.-CAD *                                           25,600              409,183
QLT, Inc.-USD * (a)                                      102,200            1,643,376
Serologicals Corp. * (a)                                  74,300            1,643,516
                                                                         ------------
                                                                            9,311,298

BROADCASTING - 3.17%
Clear Channel Communications, Inc.                       272,600            9,129,374
Radio One, Inc., Class D * (a)                           300,700            4,847,284
Spanish Broadcasting System, Inc., Class A *               5,200               54,912
Viacom, Inc., Class B                                     69,600            2,532,744
                                                                         ------------
                                                                           16,564,314

BUILDING MATERIALS & CONSTRUCTION - 0.41%
Trex Company, Inc. * (a)                                  41,300            2,165,772

BUSINESS SERVICES - 8.32%
Affiliated Computer Services, Inc.,
   Class A * (a)                                          81,600            4,911,504
Alliance Data Systems Corp. *                             34,400            1,633,312
Ceridian Corp. *                                         209,100            3,822,348
ChoicePoint, Inc. *                                       35,200            1,618,848
Dun & Bradstreet Corp. *                                  34,600            2,063,890
First Data Corp.                                          83,800            3,564,852
Fluor Corp. (a)                                           66,800            3,641,268
Heidrick & Struggles International, Inc. * (a)            96,800            3,317,336
Jacobs Engineering Group, Inc. *                          22,100            1,056,159

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT           VALUE
                                             ------------    ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Korn/Ferry International * (a)                    227,100    $  4,712,325
Robert Half International, Inc.                   190,300       5,600,529
Scansource, Inc. *                                 27,900       1,734,264
Sothebys Holdings, Inc., Class A *                254,700       4,625,352
The BISYS Group, Inc. *                            70,800       1,164,660
                                                             ------------
                                                               43,466,647

CABLE AND TELEVISION - 0.08%
LodgeNet Entertainment Corp. *                     25,000         442,250

CELLULAR COMMUNICATIONS - 3.94%
Alamosa Holdings, Inc. * (a)                      273,600       3,411,792
America Movil S.A de C.V., Series L, ADR           50,100       2,622,735
Novatel Wireless, Inc * (a)                        44,000         852,720
Vodafone Group PLC, ADR                           500,300      13,698,214
                                                             ------------
                                                               20,585,461

CHEMICALS - 0.10%
Ashland, Inc.                                       9,100         531,258

COAL - 1.52%
Arch Coal, Inc.                                   102,400       3,639,296
Massey Energy Company                             123,100       4,302,345
                                                             ------------
                                                                7,941,641
COMPUTERS & BUSINESS EQUIPMENT - 7.32%
Dell, Inc. *                                       97,300       4,100,222
Falconstor Software, Inc. * (a)                     9,200          88,044
Kronos, Inc. *                                     44,300       2,265,059
Research In Motion, Ltd. - USD *                  150,300      12,387,726
Seagate Technology, Inc. (a)                    1,019,500      17,606,765
Sierra Wireless, Inc.-CAD *                        26,200         462,327
Sierra Wireless, Inc.-USD * (a)                    45,300         800,904
Storage Technology Corp. *                         16,800         531,048
                                                             ------------
                                                               38,242,095
CONSTRUCTION MATERIALS - 0.52%
Florida Rock Industries, Inc.                       9,200         547,676
Vulcan Materials Company                           39,800       2,173,478
                                                             ------------
                                                                2,721,154
COSMETICS & TOILETRIES - 0.11%
The Gillette Company                               12,300         550,794

DRUGS & HEALTH CARE - 0.46%
Intuitive Surgical, Inc. * (a)                     55,300       2,213,106
Ocular Sciences, Inc. *                             3,400         166,634
                                                             ------------
                                                                2,379,740

EDUCATIONAL SERVICES - 0.49%
Universal Technical Institute, Inc. * (a)          67,200       2,561,664

ELECTRICAL EQUIPMENT - 1.69%
General Electric Company                          242,000       8,833,000

ELECTRONICS - 0.44%
AU Optronics Corp. ADR (a)                        160,600       2,299,792

FINANCIAL SERVICES - 0.93%
Ameritrade Holding Corp. *                        208,400       2,963,448
TSX Group, Inc.                                    42,300       1,887,696
                                                             ------------
                                                                4,851,144
FUNERAL SERVICES - 0.34%
Service Corp. International *                     237,600       1,770,120

HEALTHCARE PRODUCTS - 5.10%
Advanced Medical Optics, Inc. *                    64,200       2,641,188
American Medical Systems Holdings, Inc. *          10,400         434,824
Animas Corp. * (a)                                 18,500         289,155
Aspect Medical Systems, Inc. *                     25,500         623,730
Becton, Dickinson & Company                        32,100       1,823,280
DENTSPLY International, Inc.                       19,500       1,095,900
Foxhollow Technologies, Inc. *                     20,700         509,013
Henry Schein, Inc. *                               76,100       5,299,604
Kinetic Concepts, Inc. *                           53,700       4,097,310
Medtronic, Inc.                                    23,700       1,177,179
ResMed, Inc. * (a)                                 36,300       1,854,930
St. Jude Medical, Inc. *                           44,200       1,853,306
The Cooper Companies, Inc. (a)                     69,900       4,934,241
                                                             ------------
                                                               26,633,660
HEALTHCARE SERVICES - 1.44%
UnitedHealth Group, Inc.                           85,400       7,517,762

HOTELS & RESTAURANTS - 3.23%
Kerzner International, Ltd. * (a)                 137,300       8,244,865
McDonald's Corp.                                  115,500       3,702,930
Outback Steakhouse, Inc.                           27,900       1,277,262
Starwood Hotels & Resorts Worldwide, Inc.          62,500       3,650,000
                                                             ------------
                                                               16,875,057
INDUSTRIAL MACHINERY - 1.11%
Bucyrus International, Inc.                        55,900       2,271,776
UNOVA, Inc. * (a)                                 138,800       3,510,252
                                                             ------------
                                                                5,782,028
INDUSTRIALS - 0.41%
Fastenal Company                                   34,600       2,129,976

INSURANCE - 2.01%
AFLAC, Inc.                                        28,100       1,119,504
Ambac Financial Group, Inc.                        11,200         919,856
American International Group, Inc.                112,100       7,361,607
Willis Group Holdings, Ltd.                        26,600       1,095,122
                                                             ------------
                                                               10,496,089
INTERNATIONAL OIL - 0.48%
Nabors Industries, Ltd. *                          49,200       2,523,468

INTERNET CONTENT - 2.14%
Yahoo!, Inc. *                                    296,400      11,168,352

INTERNET RETAIL - 0.32%
eBay, Inc. *                                       14,500       1,686,060

INTERNET SERVICE PROVIDER - 0.66%
Google, Inc., Class A *                            17,900       3,456,490

LEISURE TIME - 5.62%
Brunswick Corp.                                   160,500       7,944,750

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT           VALUE
                                                ------------    ------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Carnival Corp.                                       293,800    $ 16,931,694
Penn National Gaming, Inc. *                          60,200       3,645,110
The9, Ltd. *                                          34,300         810,166
                                                                ------------
                                                                  29,331,720
MANUFACTURING - 1.12%
Hexcel Corp. *                                       201,200       2,917,400
Tyco International, Ltd.                              81,500       2,912,810
                                                                ------------
                                                                   5,830,210
METAL & METAL PRODUCTS - 2.57%
Companhia Vale Do Rio Doce, ADR                      277,900       8,061,879
Grupo Mexico, SA *                                   275,600       1,389,362
Precision Castparts Corp.                             60,400       3,967,072
                                                                ------------
                                                                  13,418,313
MINING - 3.64%
BHP Billiton Ltd.(a)                                 286,800       6,888,936
Joy Global, Inc.                                     157,300       6,831,539
Phelps Dodge Corp.                                    42,400       4,194,208
Potash Corp. of Saskatchewan, Inc.                    13,200       1,096,392
                                                                ------------
                                                                  19,011,075
OFFICE FURNISHINGS & SUPPLIES - 1.36%
Herman Miller, Inc.                                  148,700       4,108,581
HNI Corp.                                             57,200       2,462,460
Knoll, Inc. * (a)                                     30,300         530,250
                                                                ------------
                                                                   7,101,291

PETROLEUM SERVICES - 1.37%
BJ Services Company                                   97,700       4,546,958
Valero Energy Corp.                                   56,900       2,583,260
                                                                ------------
                                                                   7,130,218

PHARMACEUTICALS - 2.16%
Angiotech Pharmaceuticals, Inc.                      184,000       3,394,800
Angiotech Pharmaceuticals, Inc. *                        100           1,847
Elan Corp. PLC, ADR * (a)                             68,400       1,863,900
Pfizer  Inc.                                         218,800       5,883,532
SciClone Pharmaceuticals, Inc. * (a)                  40,800         150,960
                                                                ------------
                                                                  11,295,039

PLASTICS - 0.80%
Spartech Corp.                                       154,100       4,174,569

RAILROADS & EQUIPMENT - 0.45%
Norfolk Southern Corp.                                65,500       2,370,445

RETAIL TRADE - 3.74%
Cabela's, Inc. * (a)                                     200           4,548
Chico's, FAS, Inc. *                                  11,900         541,807
Childrens Place Retail Stores, Inc. * (a)             65,000       2,406,950
CVS Corp.                                             56,600       2,550,962
Hennes & Mauritz AB, Series B                         66,450       2,306,150
Home Depot, Inc.                                      76,300       3,261,062
J.C. Penney Company, Inc.                             50,300       2,082,420
MSC Industrial Direct Company, Inc., Class A          78,900       2,838,822
Ross Stores, Inc.                                    116,300       3,357,581
United Rentals, Inc. * (a)                             8,900         168,210
                                                                ------------
                                                                  19,518,512

SEMICONDUCTORS - 1.19%
Emulex Corp. * (a)                                    96,100       1,618,324
Intel Corp.                                           69,300       1,620,927
Sigmatel, Inc. *                                      84,100       2,988,073
                                                                ------------
                                                                   6,227,324

SOFTWARE - 9.43%
Infosys Technologies, Ltd.                           225,849      10,896,041
Microsoft Corp.                                      812,500      21,701,875
NAVTEQ Corp.*                                         71,200       3,300,832
Siebel Systems, Inc. *                             1,203,100      12,632,550
SkillSoft PLC * - ADR *                               39,800         224,870
Websense, Inc. *                                      10,200         517,344
                                                                ------------
                                                                  49,273,512

STEEL - 0.10%
Carpenter Technology Corp.                             9,100         531,986

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.77%
Comverse Technology, Inc. *                          123,000       3,007,350
Crown Castle International Corp. *                   411,800       6,852,352
Option NV *                                           26,800         959,584
QUALCOMM, Inc.                                        86,000       3,646,400
                                                                ------------
                                                                  14,465,686

TELEPHONE - 0.60%
Sprint Corp. (FON Group)                             125,800       3,126,130

Transportation - 0.12%
Alexander & Baldwin, Inc.                              3,691         156,572
Golden Ocean Group, Ltd. *                            78,900          49,290
Harley - Davidson, Inc.                                5,800         352,350
Ship Finance International, Ltd. - NOK *               3,506          71,943
Ship Finance International, Ltd. - USD (a)               706          14,487
                                                                ------------
                                                                     644,642

TRAVEL SERVICES - 1.76%
American Express Company                             163,300       9,205,221

TRUCKING & FREIGHT - 0.47%
Forward Air Corp. *                                   23,700       1,059,390
Ryder Systems, Inc.                                   29,000       1,385,330
                                                                ------------
                                                                   2,444,720
                                                                ------------
TOTAL COMMON STOCKS (COST $434,016,610)                         $503,849,901
                                                                ------------
CORPORATE BONDS - 0.06%

METAL & METAL PRODUCTS - 0.06%
Mueller Industries, Inc.
 6.00% due 11/01/2014                           $    302,000         295,960
                                                                ------------
TOTAL CORPORATE BONDS (Cost $296,040)                           $    295,960
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT            VALUE
                                                      ------------      ------------
SHORT TERM INVESTMENTS - 12.72%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $  66,440,950     $  66,440,950
                                                                        -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $66,440,950)                                                      $  66,440,950
                                                                        -------------
REPURCHASE AGREEMENTS - 3.41%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 1.75% to
   be repurchased at $ 17,844,602 on
   1/3/2005, collateralized by
   $17,100,000 U.S. Treasury Bonds,
   5.25% due 02/15/2029 (valued at
   $18,203,480,including interest)(c)                 $  17,842,000     $  17,842,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $ 17,842,000)                                                     $  17,842,000
                                                                        -------------
TOTAL INVESTMENTS (STRATEGIC OPPORTUNITIES TRUST)
 (COST $518,595,600) - 112.65%                                          $ 588,428,811
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.65)%                          (66,072,428)
                                                                        -------------
TOTAL NET ASSETS - 100.00%                                              $ 522,356,383
                                                                        =============

FINANCIAL SERVICES TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT           VALUE
                                                      ------------      ------------
COMMON STOCKS - 97.28%

BANKING - 19.42%
Commerce Bancorp, Inc. (a)                                   63,800     $   4,108,720
Fifth Third Bancorp (a)                                      87,800         4,151,184
Golden West Financial Corp.                                  86,200         5,294,404
Wells Fargo Company                                          84,400         5,245,460
                                                                        -------------
                                                                           18,799,768
BUSINESS SERVICES - 8.96%
Dun & Bradstreet Corp. *                                     69,300         4,133,745
Moody's Corp.                                                52,300         4,542,255
                                                                        -------------
                                                                            8,676,000
CONTAINERS & GLASS - 2.67%
Sealed Air Corp. *                                           48,500         2,583,595

FINANCIAL SERVICES - 16.48%
Citigroup, Inc.                                              96,000         4,625,280
H&R Block,Inc.                                               92,500         4,532,500
J.P. Morgan Chase & Company                                 123,288         4,809,465
Providian Financial Corp. *                                 120,900         1,991,223
                                                                        -------------
                                                                           15,958,468
HOLDINGS COMPANIES/CONGLOMERATES - 5.83%
Berkshire Hathaway, Inc., Class A *                               6           527,400
Berkshire Hathaway, Inc., Class B *                           1,100         3,229,600
Julius Baer Holdings, Ltd.                                    6,300         1,889,724
                                                                        -------------
                                                                            5,646,724
INSURANCE - 20.78%
American International Group, Inc.                           45,800         3,007,686
China Life Insurance Company, Ltd., ADR * (a)                19,000           502,360
Cincinnati Financial Corp.                                   79,960         3,539,029
Everest Re Group, Ltd.                                       25,400         2,274,824
FPIC Insurance Group, Inc. * (a)                             26,800           948,184
Loews Corp.                                                  33,800         2,376,140
Markel Corp. * (a)                                            6,400         2,329,600
Progressive Corp.                                            21,000         1,781,640
Transatlantic Holdings, Inc.                                 54,437         3,365,840
                                                                        -------------
                                                                           20,125,303
MANUFACTURING - 6.77%
Tyco International, Ltd.                                    183,400         6,554,716

TOBACCO - 4.51%
Altria Group, Inc.                                           71,500         4,368,650

TRAVEL SERVICES - 11.86%
American Express Company                                    203,700        11,482,569
                                                                        -------------
TOTAL COMMON STOCKS (Cost $71,698,976)                                  $  94,195,793
                                                                        -------------
SHORT TERM INVESTMENTS - 13.95%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $  11,042,424     $  11,042,424
UBS Finance Delaware, Inc.
 2.23% due 01/03/2005                                     2,468,000         2,467,694
                                                                        -------------
TOTAL SHORT TERM INVESTMENTS
(Cost$ 13,510,118)                                                      $  13,510,118
                                                                        -------------
TOTAL INVESTMENTS (FINANCIAL SERVICES TRUST)
 (COST $85,209,094) - 111.23%                                           $ 107,705,911
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.23)%                          (10,875,507)
                                                                        -------------
TOTAL NET ASSETS - 100.00%                                              $  96,830,404
                                                                        =============

INTERNATIONAL STOCK TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT         VALUE
                                                       ------------    ------------
COMMON STOCKS - 98.40%

CHINA - 1.48%
PetroChina Company, Ltd., Class H                        17,167,643    $   9,166,030

FINLAND - 1.41%
Nokia(AB)Oyj(a)                                             555,800        8,742,732

FRANCE - 11.36%
Caisse Nationale du Credit Agricole (a)                     417,506       12,546,950
Christian Dior (a)                                          171,700       11,633,138
European Aeronautic Defence &
  Space Company (a)                                         403,451       11,682,185
Schneider Electric SA (a)                                   167,800       11,630,126
Total SA (a)                                                 77,413       16,840,395
Vinci SA (a)                                                 46,100        6,165,671
                                                                       -------------
                                                                          70,498,465
GERMANY - 9.68%
Adidas-Salomon AG (a)                                        75,300       12,104,618
Allianz AG                                                   94,400       12,472,235

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                                       SHARES OR
                                                                       PRINCIPAL
                                                                        AMOUNT                   VALUE
                                                                    --------------           -------------
COMMON STOCKS (CONTINUED)

GERMANY - (CONTINUED)
E.ON AG (a)                                                                156,200           $  14,179,701
Hypo Real Estate Holding AG *                                              166,100               6,857,913
Metro AG (a)                                                               263,300              14,431,821
                                                                                             -------------
                                                                                                60,046,288

GREECE - 2.43%
Alpha Bank                                                                 433,400              15,054,560

HONG KONG - 3.51%
Esprit Holdings, Ltd. (a)                                                1,556,700               9,412,940
Swire Pacific, Ltd., Class A                                             1,481,325              12,387,573
                                                                                             -------------
                                                                                                21,800,513

INDIA - 0.70%
State Bank of India                                                        118,262               4,316,563

IRELAND - 3.98%
Allied Irish Banks PLC - Dublin *                                          384,168               7,982,741
Allied Irish Banks *                                                       149,532               3,090,976
CRH PLC - London                                                           460,207              12,260,292
CRH PLC                                                                     50,000               1,333,395
                                                                                             -------------
                                                                                                24,667,404

ITALY - 2.75%
Eni SpA (a)                                                                683,825              17,051,284

JAPAN - 18.77%
Canon, Inc. (a)                                                            274,200              14,760,304
Credit Saison Company, Ltd. *                                              351,800              12,773,425
Daito Trust Construction Company * (a)                                     286,800              13,595,989
KDDI Corp. *                                                                 1,100               5,910,640
Kirin Brewery Company, Ltd. (a)                                          1,328,600              13,049,327
Mitsubishi Corp. (a)                                                     1,080,000              13,919,206
Mizuho Financial Group, Inc. *                                               2,050              10,296,895
SMC Corp. * (a)                                                            107,900              12,320,325
Toyota Motor Corp.                                                         338,300              13,732,220
Trend Micro, Inc. *                                                        114,000               6,136,669
                                                                                             -------------
                                                                                               116,495,000

NETHERLANDS - 4.84%
ING Groep NV                                                               642,862              19,371,596
TNT Post Group NV                                                          394,215              10,662,306
                                                                                             -------------
                                                                                                30,033,902

RUSSIA - 1.88%
OAO Gazprom-ADR (a)                                                         22,000                 781,000
OAO Gazprom-London, ADR                                                    307,500              10,916,250
                                                                                             -------------
                                                                                                11,697,250

SINGAPORE - 2.04%
DBS Group Holdings, Ltd.                                                 1,285,426              12,677,872

SOUTH KOREA - 3.99%
Posco-ADR (a)                                                              198,500               8,839,205
Samsung Electronics Company, Ltd., GDR                                      21,800               4,774,200
Samsung Electronics Company, Ltd.-London, GDR                               50,950              11,158,050
                                                                                             -------------
                                                                                                24,771,455

SPAIN - 5.06%
Indra Sistemas SA                                                          760,000              12,932,169
Telefonica SA *                                                            984,376              18,469,143
                                                                                             -------------
                                                                                                31,401,312

SWITZERLAND - 8.44%
Nestle SA                                                                   62,260              16,233,435
Roche Holdings AG-Genusschein                                              158,400              18,172,270
UBS AG - CHF                                                               214,830              17,952,709
                                                                                             -------------
                                                                                                52,358,414

UNITED KINGDOM - 16.08%
BHP Billiton PLC                                                           520,500               6,087,900
BP PLC                                                                     579,600               5,640,963
Centrica PLC *                                                           2,302,700              10,422,461
GlaxoSmithKline PLC                                                        694,700              16,264,084
HSBC Holdings PLC *                                                        902,300              15,195,009
Royal Bank of Scotland Group PLC                                           187,053               6,278,558
Smith & Nephew PLC                                                       1,238,948              12,651,482
Vodafone Group PLC                                                       6,039,784              16,344,475
WPP Group PLC                                                              994,300              10,915,237
                                                                                             -------------
                                                                                                99,800,169
                                                                                             -------------
TOTAL COMMON STOCKS (Cost $484,828,100)                                                      $ 610,579,213
                                                                                             -------------
SHORT TERM INVESTMENTS - 24.94%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                     $  154,768,871           $ 154,768,871
                                                                                             -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $154,768,871)
                                                                                             $ 154,768,871
                                                                                             -------------
REPURCHASE AGREEMENTS - 0.75%
Repurchase Agreement with State Street
    Corp. dated 12/31/2004 at 0.90% to
    be repurchased at $4,677,351 on
    1/3/2005, collateralized by
    $4,485,000 U.S. Treasury Bonds,
    5.25% due 02/15/2029 (valued at
    $4,774,422, including interest) (c)                             $    4,677,000           $   4,677,000
                                                                                             -------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $4,677,000)
                                                                                             $   4,677,000
                                                                                             -------------
TOTAL INVESTMENTS (INTERNATIONAL STOCK TRUST)
  (COST $644,273,971) - 124.09%                                                              $ 770,025,084
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.09)%                                              (149,506,476)
                                                                                             -------------
TOTAL NET ASSETS - 100.00%                                                                   $ 620,518,608
                                                                                             =============

The Trust had the following five top industry concentrations as of December 31, 2004 (as a percentage of total net assets):

Banking                                            12.88%
Retail Trade                                        6.09%
Pharmaceuticals                                     5.55%
Insurance                                           5.13%
Food & Beverages                                    4.72%

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                             ---------     ------------
COMMON STOCKS - 95.93%

AUSTRALIA - 0.70%
CSL, Ltd.                                                      246,545     $  5,626,005

BELGIUM - 0.36%
Fortis (a)                                                     105,300        2,900,783

BERMUDA - 0.05%
People's Food Holdings, Ltd.                                   414,000          380,422

BRAZIL - 0.94%
Aracruz Celulose SA, ADR                                        97,000        3,656,900
Unibanco - Uniao De Bancos Brasileiros SA,
   GDR
                                                               121,700        3,860,324
                                                                           ------------
                                                                              7,517,224
CANADA - 2.70%
Alcan Aluminum, Ltd. - USD (a)                                  20,200          987,250
Alcan Aluminum, Ltd.                                            35,000        1,716,400
EnCana Corp. - USD                                              37,000        2,111,220
EnCana Corp.- CAD (a)                                           62,200        3,536,265
Research In Motion, Ltd. - USD *                                77,300        6,371,066
Talisman Energy, Inc.- CAD (a)                                 237,000        6,372,662
Tembec, Inc. * (a)                                              94,500          566,324
                                                                           ------------
                                                                             21,661,187
CHINA - 0.40%
BYD Company, Ltd., H Shares (a)                                228,000          602,794
China Telecom Corp., Ltd. ADR (a)                               69,780        2,567,904
                                                                           ------------
                                                                              3,170,698
DENMARK - 0.71%
Coloplast A/S *                                                 17,950          981,562
Danske Bank A/S                                                 59,050        1,802,565
Novo Nordisk A/S, Class B                                        3,300          179,553
Novo Nordisk A/S                                                50,900        2,769,476
                                                                           ------------
                                                                              5,733,156
FINLAND - 1.91%
Nokia (AB) Oyj (a)                                             972,750       15,301,354

FRANCE - 10.74%
Accor SA (a)                                                    67,720        2,952,774
Alcatel SA, ADR * (a)                                          568,600        8,887,218
AXA (a)                                                        239,700        5,899,082
BNP Paribas SA (a)                                             127,047        9,166,723
Caisse Nationale du Credit Agricole (a)                         42,700        1,283,226
Dassault Systemes SA (a)                                        39,717        1,994,678
European Aeronautic Defence &
   Space Company (a)                                           118,900        3,442,826
France Telecom SA * (a)                                        162,506        5,358,820
Lagardere S.C.A. (a)                                            13,400          963,212
L'Oreal SA (a)                                                  26,367        1,993,455
Pernod-Ricard SA * (a)                                          32,600        4,973,522
Sanofi-Synthelabo SA                                           174,800        7,000,740
Thomson SA (a)                                                  80,300        2,114,256
Total SA (a)                                                    98,928       21,520,760
Vivendi Universal, ADR *                                       267,300        8,572,311
                                                                           ------------
                                                                             86,123,603

GERMANY - 10.11%
Allianz AG (a)                                                 207,450       27,408,530
BASF AG (a)                                                    100,734        7,227,273
Bayerische Hypo-Und Vereinsbank AG *                           152,100        3,438,493
Deutsche Boerse AG (a)                                          82,607        4,951,616
Deutsche Telekom AG * (a)                                      723,300       16,404,444
E.ON AG (a)                                                     25,236        2,290,902
Infineon Technologies AG, ADR * (a)                            297,700        3,244,930
RWE AG (a)                                                      57,205        3,151,744
SAP AG, ADR                                                    103,300        4,566,893
Siemens AG-Sponsored ADR (a)                                    99,500        8,424,665
                                                                           ------------
                                                                             81,109,490
HONG KONG - 1.76%
Esprit Holdings, Ltd.                                          283,500        1,714,247
Global Bio-Chem Technology Group Company (a)                 2,330,000        1,543,781
Hong Kong Exchange & Clearing, Ltd. (a)                        714,000        1,915,256
Hutchison Whampoa, Ltd.                                        321,200        3,006,291
Techtronic Industries Company, Ltd. (a)                      2,207,500        4,828,054
Television Broadcast, Ltd.                                     245,000        1,134,726
                                                                           ------------
                                                                             14,142,355
INDIA - 2.93%
Cipla, Ltd.                                                    399,520        2,927,199
Dr. Reddy's Laboratories, Ltd.                                  56,500        1,129,087
HDFC Bank, Ltd.                                                 58,405          699,848
Housing Development Finance Corp., Ltd.                        373,623        6,610,452
Infosys Technologies, Ltd.                                     118,772        5,730,132
Reliance Industries, Inc.                                      130,400        1,607,564
Satyam Computer Services, Ltd.                                 426,340        4,035,953
State Bank Of India                                             52,900          797,104
                                                                           ------------
                                                                             23,537,339
ITALY - 0.94%
Eni SpA (a)                                                    302,562        7,544,431

JAPAN - 18.39%
Advantest Corp. * (a)                                           76,200        6,519,984
Canon, Inc. (a)                                                 74,700        4,021,133
Daiwa Securities Group, Inc.                                   966,000        6,958,435
Familymart Company, Ltd. *                                      93,300        2,710,995
Honda Motor Company, Ltd. *                                     87,100        4,502,103
Ito-Yokado Company, Ltd. *                                     111,900        4,683,831
Jafco Company, Ltd.                                             77,600        5,257,432
Jusco Company *                                                310,100        5,161,793
Mizuho Financial Group, Inc. *                                   2,334       11,723,391
Murata Manufacturing Company, Ltd. *                            76,700        4,278,117
Nikko Cordial Corp.                                          1,830,000        9,672,832
Nitto Denko Corp. *                                             87,600        4,792,291
Nomura Securities Company, Ltd. *                              730,000       10,616,373
Orix Corp. *                                                    31,300        4,241,176
Ricoh Company, Ltd. *                                          208,000        4,002,881
Rohm Company *                                                  36,200        3,735,228
SOFTBANK Corp. * (a)                                           124,400        6,042,597
Sumitomo Electric Industries, Ltd. *                           287,000        3,115,010
Sumitomo Mitsui Financial Group, Inc. * (a)                      1,915       13,887,618

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                             ---------    -------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
TDK Corp. *                                                     45,400    $   3,354,288
Tokyo Electron, Ltd. *                                         161,300        9,907,554
Toyota Motor Corp.                                             301,600       12,242,500
UFJ Holdings, Inc. *                                               661        3,995,727
Yahoo Japan Corp. * (a)                                            428        2,049,801
                                                                          -------------
                                                                            147,473,090
NETHERLANDS - 6.80%
Aegon NV                                                       476,400        6,468,375
ASML Holding NV * (a)                                        1,622,233       25,934,962
ING Groep NV                                                   317,828        9,577,228
Unilever NV                                                     52,700        3,515,617
VNU NV (a)                                                     184,722        5,433,765
Wolters Kluwer NV                                              179,276        3,584,471
                                                                          -------------
                                                                             54,514,418
SOUTH KOREA - 3.51%
Honam Petrochemical Corp. *                                    123,510        5,768,652
Hyundai Motor Company *                                         21,443        1,149,620
Kookmin Bank *                                                 111,030        4,343,813
LG Electronics, Inc. *                                         124,050        7,681,226
LG Petrochemical Company, Ltd. *                                56,940        1,430,100
Samsung Electro-Mechanics Company                               59,140        1,485,356
Samsung Electronics Company                                      7,425        3,231,223
Shinhan Financial Group Company, Ltd. *                        134,570        3,041,864
                                                                          -------------
                                                                             28,131,854
SPAIN - 2.41%
Banco Bilbao Vizcaya Argentaria SA * (a)                       288,800        5,101,880
Banco Santander Central, Hispano SA * (a)                      407,848        5,040,709
Telefonica SA *                                                487,965        9,155,338
                                                                          -------------
                                                                             19,297,927
SWEDEN - 0.70%
Telefonaktiebolaget LM Ericsson, ADR *                         178,900        5,633,561

SWITZERLAND - 9.33%
ABB, Ltd. *                                                    514,326        2,862,375
Actelion, Ltd. *                                                 8,262          845,751
Compagnie Financiere Richemont AG                              105,292        3,492,815
Credit Suisse Group *                                          457,636       19,171,780
Nestle SA                                                       11,009        2,870,445
Novartis AG                                                    272,891       13,704,342
Phonak Holding AG                                               56,534        1,858,041
Roche Holdings AG-Genusschein                                   78,275        8,980,015
Societe Generale de Surveillance
   Holding SA (a)                                                1,426          995,451
UBS AG - CHF                                                   239,650       20,026,843
                                                                          -------------
                                                                             74,807,858
TAIWAN - 2.79%
Acer Sertek, Inc.                                              759,000        1,253,460
Hon Hai Precision Industry Company, Ltd.                       742,339        3,432,647
Quanta Computer, Inc.                                          950,771        1,704,748
Taiwan Semiconductor
   Manufacturing Company, Ltd., ADR                            242,400        2,057,976
Taiwan Semiconductor
   Manufacturing Company, Ltd.                               1,911,000        3,035,719
United Microelectronics Corp., ADR * *                         265,200          936,156
United Microelectronics Corp. *                             13,754,360        8,869,594
Yageo Corp. *                                                3,045,000        1,091,947
                                                                          -------------
                                                                             22,382,247
UNITED KINGDOM - 14.71%
3i Group PLC                                                   231,390        2,952,432
AstraZeneca Group PLC                                          167,700        6,069,126
BHP Billiton PLC                                               346,997        4,058,565
BP PLC                                                       1,464,464       14,252,909
British Sky Broadcasting Group PLC                             209,200        2,252,471
Carphone Warehouse                                             521,189        1,714,956
E D & F Manitoba Treasury Management                           206,162        5,814,034
Hilton Group PLC                                               331,800        1,808,505
HSBC Holdings PLC                                              881,657       14,847,374
ITV PLC                                                      1,497,802        3,020,213
Kesa Electricals PLC                                           483,688        2,617,851
Prudential Corp.                                                   372            3,229
Reckitt & Colman                                               111,900        3,374,395
Rio Tinto PLC                                                  268,398        7,882,837
Smith & Nephew PLC                                             605,900        6,187,130
Tesco PLC                                                      539,607        3,326,268
Vodafone Group PLC                                          13,109,725       35,476,695
Xstrata PLC                                                    131,400        2,346,240
                                                                          -------------
                                                                            118,005,230
UNITED STATES - 3.04%
Banco Bradesco SA-Sponsored ADR (a)                            167,700        4,202,562
Banco Itau Holding Financeira SA-ADR (a)                        45,800        3,442,786
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)
                                                               115,100    $   4,400,273
Synthes, Inc. *                                                 26,268        2,935,294
Tele Norte Leste Participacoes SA-ADR (a)                      156,700        2,643,529
Telewest Global, Inc. *                                        184,097        3,236,425
Votorantim Celulose e Papel SA-Sponsored
   ADR (a)                                                     218,000        3,531,600
                                                                          -------------
                                                                             24,392,469
                                                                          -------------
TOTAL COMMON STOCKS (Cost $660,573,492)                                   $ 769,386,701
                                                                          -------------
PREFERRED STOCKS - 0.33%

BRAZIL - 0.33%
Usinas Siderurgicas de Minas Gerais SA *                       130,400        2,648,750
                                                                          -------------
TOTAL PREFERRED STOCKS (Cost $2,150,593)                                  $   2,648,750
                                                                          -------------
WARRANTS - 0.00%

HONG KONG - 0.00%
Global Bio-Chemical
  (Expiration date 05/31/2007; strike
  price $9.80 HKD) *                                           124,250            5,915
                                                                          -------------
TOTAL WARRANTS (Cost $0)                                                  $       5,915
                                                                          -------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT             VALUE
                                                          --------------      -------------
SHORT TERM INVESTMENTS - 22.36%
State Street Navigator Securities
   Lending Prime Portfolio (c)                            $  179,319,024      $ 179,319,024
                                                                              -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $179,319,024)                                                           $ 179,319,024
                                                                              -------------
REPURCHASE AGREEMENTS - 2.63%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 1.75% to
   be repurchased at $21,124,080 on
   1/3/2005, collateralized by
   $17,655,000 U.S. Treasury Bonds,
   6.375% due 08/15/2027 (valued at
   $21,544,626, including interest) (c)                   $   21,121,000      $  21,121,000
                                                                              -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $21,121,000)                                                            $  21,121,000
                                                                              -------------
TOTAL INVESTMENTS (OVERSEAS TRUST)
   (COST $863,164,109) - 121.25%                                              $ 972,481,390
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.25)%                               (170,413,011)
                                                                              -------------
TOTAL NET ASSETS - 100.00%                                                    $ 802,068,379
                                                                              =============

The Trust had the following five top industry concentrations as of December 31, 2004 (as a percentage of total net assets):

Financial Services                              11.59%

Banking                                         10.47%

Telecommunications Equipment & Services          7.48%

Semiconductors                                   6.89%

Insurance                                        6.15%

INTERNATIONAL SMALL CAP TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     -----------
COMMON STOCKS - 92.16%

AUSTRALIA - 4.50%
APN News & Media (a)                                   806,821     $ 3,241,623
Billabong International, Ltd. (a)                      469,963       4,198,046
Iluka Resources, Ltd. (a)                            2,265,912      11,119,153
John Fairfax Holdings, Ltd.                          1,062,800       3,772,602
                                                                   -----------
                                                                    22,331,424
BELGIUM - 1.23%
Barco NV (a)                                            66,535       6,129,158

BERMUDA - 3.36%
Axis Capital Holdings, Ltd.                             62,600       1,712,736
Moulin International Holding                        13,872,000       9,548,065
Ngai Lik Industrial Holding, Ltd. * (a)             21,512,558       5,424,636
                                                                   -----------
                                                                    16,685,437
CANADA - 10.50%
CAE, Inc.                                            2,167,800       9,099,318
GSI Lumonics, Inc. *                                   616,100       7,025,926
Laurentian Bank of Canada                              267,300       5,347,777
Legacy Hotels Real Estate Investment, REIT           1,056,750       6,341,730
Linamar Corp.                                          281,275       3,600,395
North West Company                                     415,825      10,005,930
Precision Drilling Corp. *                              61,425       3,855,719
Quebecor World, Inc.                                   246,850       5,293,600
Transcontinental, Inc., Class A                         56,200       1,088,872
Transcontinental, Inc., Class B                         21,800         418,569
                                                                   -----------
                                                                    52,077,836
CHINA - 1.00%
China Pharmaceutical Group, Ltd.                    18,826,077       4,965,194

DENMARK - 2.93%
ISS A/S                                                 65,800       3,658,017
Vestas Wind Systems A/S * (a)                          878,799      10,874,444
                                                                   -----------
                                                                    14,532,461
FINLAND - 5.17%
Amer Group, Ltd. (a)                                   357,300       6,215,250
Huhtamaki Oyj (a)                                      288,400       4,634,133
KCI Konecranes Oyj *                                    50,500       2,222,444
Metso Oyj (a)                                          432,600       6,828,221
Orion Oyj, Series B * (a)                              356,420       5,746,406
                                                                   -----------
                                                                    25,646,454
GERMANY - 2.66%
Hugo Boss AG (a)                                       131,200       4,351,334
Jenoptik AG * (a)                                      768,457       8,072,420
Vossloh AG *                                            15,400         757,788
                                                                   -----------
                                                                    13,181,542
HONG KONG - 9.28%
Asia Satellite Telecom Holdings                        413,000         783,727
China Power International Development Ltd. *         3,166,000       1,160,856
China Resource Power Holdings                        9,104,000       4,948,590
Dah Sing Financial Group (a)                           463,200       3,590,444
Fountain Set Holdings, Ltd. * (a)                    4,634,000       3,010,717
Giordano International, Ltd.                         6,512,000       4,105,187
Hang Lung Group, Ltd.                                  787,000       1,549,133
Hopewell Holdings, Ltd.                              1,491,000       3,826,864
Hung Hing Printing (a)                               1,638,000       1,222,262
Lerado Group Holdings                               17,418,000       2,599,434
TCL Communication Technology Holdings
   Ltd. * (a)                                        5,193,570         434,312
TCL International Holdings, Ltd. (a)                23,006,000       5,919,617
Techtronic Industries Company, Ltd. (a)              2,096,000       4,584,191
Texwinca Holdings, Ltd. *                            2,686,000       2,539,895
Travelsky Technology Ltd.                            2,527,000       2,048,181
Weiqiao Textile Company, Ltd. (a)                    2,355,500       3,712,288
                                                                   -----------
                                                                    46,035,698
INDIA - 0.39%
Satyam Computer Services, Ltd., ADR (a)                 80,500       1,942,465

INDONESIA - 0.50%
PT Indonesian Satellite Corp.                        4,002,500       2,479,329

ISRAEL - 1.98%
Orbotech, Ltd. *                                       463,310       9,808,273

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                 ------------    -------------
COMMON STOCKS (CONTINUED)

JAPAN - 4.81%
Japan Airport Terminal Company, Ltd. *                398,000    $   3,866,485
Meitec Corp. * (a)                                    207,700        7,723,294
Sohgo Security Services Company, Ltd. (a)             495,200        7,249,886
Tokyo Individualized Educational Institute,
   Inc. - New Shares * (a)                            440,160        3,384,858
Tokyo Individualized Educational Institute,
   Inc. * (a)                                         220,080        1,628,159
                                                                 -------------
                                                                    23,852,682
LUXEMBOURG - 1.05%
Thiel Logistik AG * (a)                               932,397        5,238,072

MEXICO - 0.04%
Grupo Continential SA                                 110,800          212,504

NETHERLANDS - 9.99%
Aalberts Industries NV                                159,036        7,685,748
Arcadis NV (a)                                         20,150          373,696
Draka Holdings                                        515,016        7,459,797
IHC Caland NV                                          87,775        5,553,695
Internatio Muller                                     242,231        8,509,217
Oce-Van Der Grinten                                   234,300        3,571,356
OPG Groep NV                                          165,384        9,626,855
Vedior NV                                             417,430        6,775,250
                                                                 -------------
                                                                    49,555,614
NORWAY - 1.52%
Prosafe ASA * (a)                                     280,700        7,568,028

SINGAPORE - 2.22%
Huan Hsin Holdings Ltd. *                             460,000          232,480
Osim International                                  8,641,400        4,684,905
Want Want Holdings                                  6,795,000        6,081,525
                                                                 -------------
                                                                    10,998,910
SOUTH KOREA - 5.90%
Daeduck Electronics Company, Ltd. *                   417,820        3,664,804
Daegu Bank *                                          678,380        4,718,253
Halla Climate Control *                               473,300        4,686,365
Hansol Paper Company                                  811,200        8,071,252
Pusan Bank *                                        1,058,690        8,130,396
                                                                 -------------
                                                                    29,271,070
SPAIN - 3.24%
Sol Melia SA * (a)                                    874,580        8,642,610
Transportes Azkar (a)                                 872,988        7,421,478
                                                                 -------------
                                                                    16,064,088
SWEDEN - 3.26%
D. Carnegie & Company AB (a)                          539,300        6,952,972
Kungsleden (a)                                        129,200        4,861,585
Obsever AB (a)                                        835,790        4,385,376
                                                                 -------------
                                                                    16,199,933
SWITZERLAND - 3.02%
Gurit Heberlein                                         5,848        4,761,430
Kuoni Reisen Holding AG                                 5,540        2,427,695
Sig Holding AG                                         20,750        4,728,309
Vontobel Holdings AG                                  131,725        3,059,345
                                                                 -------------
                                                                    14,976,779
TAIWAN - 3.14%
Fu Sheng Industrial Company Ltd. *                  3,787,000        5,646,549
Giant Manufacturing                                 1,265,000        2,168,685
KYE System Corp. *                                  2,089,000        1,544,244
Taiwan Fu Hsing                                     4,252,000        4,627,845
Taiwan Green Point Enterprises *                      509,000        1,585,121
                                                                 -------------
                                                                    15,572,444
THAILAND - 0.68%
Bec World PCL-Foreign                               2,499,400        1,010,054
Krung Thai Bank PLC                                10,153,600        2,352,185
                                                                 -------------
                                                                     3,362,239
UNITED KINGDOM - 9.00%
Avis Europe PLC                                     4,265,185        4,392,153
Bodycote International                              2,229,875        6,984,887
Dimension Data Holdings PLC *                       2,130,000        1,550,688
DS Smith PLC *                                      2,498,000        7,453,866
Geest PLC                                           1,035,908       12,662,020
Homeserve PLC                                         275,440        4,021,083
John Wood Group PLC                                 2,950,730        7,575,222
                                                                 -------------
                                                                    44,639,919
UNITED STATES - 0.79%
Steiner Leisure, Ltd. *                               131,100        3,917,268
                                                                 -------------
TOTAL COMMON STOCKS (Cost $341,046,940)                          $ 457,244,821
                                                                 -------------
SHORT TERM INVESTMENTS - 14.91%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $ 73,976,982    $  73,976,982
                                                                 -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $73,976,982)                                               $  73,976,982
                                                                 -------------
REPURCHASE AGREEMENTS - 7.12%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $35,314,648 on
   1/3/2005, collateralized by
   $24,520,000 U.S. Treasury Bonds,
   8.875% due 02/15/2019 (valued at
   $36,021,425, including interest) (c)          $ 35,312,000    $  35,312,000
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $35,312,000)                                               $  35,312,000
                                                                 -------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP
   TRUST) (COST $450,335,922) - 114.19%                          $ 566,533,803
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.19)%                   (70,385,777)
                                                                 -------------
TOTAL NET ASSETS - 100.00%                                       $ 496,148,026
                                                                 =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

The Trust had the following five top industry concentrations as of December 31,2004 (as a percentage of total net assets)

Electronics                                      6.97%
Business Services                                6.13%
Electrical Equipment                             4.94%
Apparel & Textiles                               4.42%
International Oil                                4.17%

 INTERNATIONAL VALUE TRUST

                                                       SHARES
                                                      PRINCIPAL
                                                       AMOUNT            VALUE
                                                   --------------      ------------
COMMON STOCKS - 95.63%

AUSTRALIA - 5.54%
AMP, Ltd.*                                                431,094      $  2,441,668
Huka Resources, Ltd. (a)                                2,632,220        12,916,679
John Fairfax Holdings, Ltd.                             2,519,250         8,942,536
National Australia Bank, Ltd. (a)                         522,500        11,747,848
Qantas Airways, Ltd., ADR                               3,500,700        10,132,272
                                                                       ------------
                                                                         46,181,003
BERMUDA - 0.84%
ACE, Ltd.                                                 164,500          7,032,375

BRAZIL - 0.66%
Empresa Brasileira de Aeronautica SA, ADR (a)             164,900         5,514,256

CANADA - 2.29%
Barrick Gold Corp. (a)                                    566,800        13,662,372
BCE, Inc. (a)                                             227,000         5,456,604
                                                                       ------------
                                                                         19,118,976
CAYMAN ISLANDS - 1.04%
XL Capital, Ltd., Class A                                111,600         8,665,740

CHINA - 0.54%
China Telecom Corp., Ltd.                              12,364,000         4,533,424

DENMARK - 2.70%
ISS A/S                                                   105,510         5,865,613
Vestas Wind Systems A/S * (a)                           1,342,030        16,606,562
                                                                       ------------
                                                                         22,472,175
FINLAND - 4.16%
Metso Oyj (a)                                             741,500        11,703,943
Stora Enso Oyj-R Shares (a)                               855,590        13,053,053
                                                                       ------------
UPM-Kymmene Oyj (a)                                       445,600         9,868,496
                                                                         34,625,492
FRANCE - 6.11%
AXA(a)                                                    489,717        12,052,067
Compagnie Generate des Etablissements
  Michelin, Class B (a)                                   107,800         6,886,384
Sanofi-Synthelabo SA (a)                                  161,006        12,815,687
Suez SA (a)                                               292,200         7,760,714
Total SA (a)                                               52,464        11,412,999
                                                                       ------------
                                                                         50,927,851
GERMANY - 3.97%
Bayer AG (a)                                              370,940        12,523,410
Deutsche Post AG                                          582,530        13,326,850
E.ON AG                                                    80,000         7,262,331
                                                                       ------------
                                                                         33,112,591
HONG KONG - 3.11%
Bank of East Asia (a)                                   1,283,400         3,987,509
Cheung Kong Holdings, Ltd.                                862,000         8,622,440
China Mobile Hong Kong, Ltd., ADR (a)                     300,600         5,158,296
Hutchison Whampoa, Ltd. (a)                               872,000         8,161,537
                                                                       ------------
                                                                         25,929,782
ISRAEL - 0.97%
Check Point Software Technologies, Ltd. *                 328,300         8,086,029

ITALY - 1.39%
Eni SpA (a)                                               465,250        11,601,082

JAPAN - 7.57%
Hitachi, Ltd.                                           1,324,000         9,150,589
KDDI Corp. *                                                1,751         9,408,664
NEC Corp.                                                 492,000         3,050,754
Nintendo Company, Ltd.                                     67,900         8,506,503
Nippon Telegraph & Telephone Corp., ADR                   502,886        11,340,079
Ono Pharmaceutical Company, Ltd. *                        121,000         6,772,608
Sony Corp. (a)                                            319,800        12,327,538
Takeda Chemical Industries, Ltd.                           50,700         2,546,598
                                                                       ------------
                                                                         63,103,333
MEXICO - 1.12%
Telefonos de Mexico SA de CV, Class L, ADR                243,500         9,330,920

NETHERLANDS - 7.36%
Akzo Nobel NV                                             377,430        16,032,892
INGGroepNV                                                530,060        15,972,492
Koninklijke (Royal) Philips Electronics NV                400,608        10,580,334
ReedElsevierNV                                            969,200        13,159,423
WoltersKluwerNV                                           278,840         5,575,169
                                                                       ------------
                                                                         61,320,310
NORWAY - 1.50%
Telenor AS (a)                                          1,380,700        12,484,136

SINGAPORE - 0.49%
DBS Group Holdings, Ltd.                                  417,000         4,112,779

SOUTH KOREA - 6.58%
Kookmin Bank ADR * (a)                                    197,750         7,728,070
KT Corp., ADR (a)                                         579,500        12,638,895
Posco-ADR (a)                                             168,980         7,524,679
Samsung Electronics Company                                41,180        17,920,779
SK Telecom Company, Ltd., ADR (a)                         405,850         9,030,163
                                                                       ------------
                                                                         54,842,586
SPAIN - 2.95%
Iberdrola SA (a)                                          343,420         8,693,400
Repsol - YPF SA* (a)                                      449,900        11,669,010
Telefonica SA*                                            223,700         4,197,123
                                                                       ------------
                                                                         24,559,533
SWEDEN - 3.90%
ForeningsSparbanken AB, Series A (a)                      244,150         6,057,541
Nordic Baltic Holding AB-EUR                              874,320         8,841,247
Nordic Baltic Holding-DKK                                 373,998         3,777,207
Securitas AB-B Shares (a)                                 810,700        13,855,003
                                                                       ------------
                                                                         32,530,998

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT              VALUE
                                                     ------------      --------------
COMMON STOCKS (continued)

SWITZERLAND - 3.71%
Nestle SA                                                  67,600      $   17,625,767
Swiss Reinsurance Company                                  92,440           6,570,450
UBS AG-CHF                                                 80,300           6,710,434
                                                                       --------------
                                                                           30,906,651
TAIWAN - 2.51%
Chunghwa Telecom Company Ltd., ADR                        394,200           8,297,910
Compal Electronics, Inc.                               12,620,000          12,584,272
                                                                       --------------
                                                                           20,882,182
UNITED KINGDOM - 24.62%
Amvescap PLC                                              661,950           4,067,738
BHP Billiton PLC                                          632,063           7,392,769
Boots Group PLC                                           612,900           7,697,035
BP PLC                                                  1,172,800          11,414,287
Bristish Aerospace Systems PLC                          2,452,854          10,831,878
British Sky Broadcasting Group PLC                      1,108,300          11,933,141
Cadbury Schweppes PLC                                   1,019,800           9,475,843
Compass Group PLC *                                     3,249,490          15,330,367
GlaxoSmithKline PLC                                       643,200          15,058,384
Lloyds TSB Group PLC                                    1,085,800           9,839,479
National Grid Transco PLC                                 740,000           7,031,930
Pearson PLC                                               850,700          10,243,369
Rentokil Initial PLC                                    2,367,800           6,702,451
Rolls Royce Group PLC - B Shares *                     44,399,160              85,062
Rolls-Royce Group PLC *                                 1,396,200           6,607,021
Royal Bank of Scotland Group PLC                          324,410          10,889,036
Shell Transport & Trading Company PLC                   1,388,300          11,809,388
Shire Pharmaceuticals Group                             1,096,400          11,489,932
Smiths Group PLC                                          682,400          10,746,621
Unilever PLC                                            1,673,490          16,399,472
Vodafone Group PLC                                      3,738,000          10,115,535
                                                                       --------------
                                                                         205,160,738
                                                                       --------------
TOTAL COMMON STOCKS (Cost $642,707,171)                                $  797,034,942
                                                                       --------------
PREFERRED STOCKS - 0.71%

GERMANY - 0.71%
Volkswagen AG - Non Voting Preferred                      179,750           5,939,627
                                                                       --------------
TOTAL PREFERRED STOCKS (Cost $5,468,995)                               $    5,939,627
                                                                       --------------
SHORT TERM INVESTMENTS - 25.13%
State Street Navigator Securities
  Lending Prime Portfolio (c)                        $209,473,396      $  209,473,396
                                                                       --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $209,473,396)                                                    $  209,473,396
                                                                       --------------
REPURCHASE AGREEMENTS - 3.42%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to be
  repurchased at $28,492,137 on
  1/3/2005, collateralized by
  $29,160,000 U.S. Treasury Notes,
  1.625% due 09/30/2005 (valued at
  $29,061,060 including interest)(c)                $ 28,490,000      $   28,490,000
                                                                       --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $28,490,000)                                                     $   28,490,000
                                                                       --------------
TOTAL INVESTMENTS (INTERNATIONAL VALUE TRUST)
 (COST $886,139,562) - 124.89%                                         $1,040,937,965
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.89)%                         (207,472,467)

TOTAL NET ASSETS - 100.00%                                             $  833,465,498
                                                                       ==============

The Trust had the following five top industry concentrations as of December 31, 2004 (as a percentage of total net assets):

Food & Beverages                                     7.06%
Banking                                              6.37%
Insurance                                            6.33%
Telecommunications Equipment & Services              6.29%
Electronics                                          6.03%

QUANTITATIVE MID CAP TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT              VALUE
                                                     ------------      --------------
COMMON STOCKS - 99.50%

APPAREL & Textiles - 2.44%
Coach, Inc.                                                62,300      $    3,513,720

BANKING - 6.83%
Associated Banc-Corp.                                      66,700           2,215,107
Sovereign Bancorp, Inc.                                   117,600           2,651,880
TCF Financial Corp. (a)                                    81,600           2,622,624
Zions BanCorp                                              34,400           2,340,232
                                                                       --------------
                                                                            9,829,843
BROADCASTING - 1.14%
XM Satellite Radio
  Holdings, Inc., Class A * (a)                            43,500           1,636,470

BUILDING MATERIALS & CONSTRUCTION - 1.28%
RPM International Inc.                                     93,900           1,846,074

BUSINESS SERVICES - 6.12%
Alliance Data Systems Corp. *                              43,200           2,051,136
ChoicePoint, Inc. *                                        32,200           1,480,878
Corporate Executive Board Company                          42,300           2,831,562
Global Payments, Inc.(a)                                   41,800           2,446,972
                                                                       --------------
                                                                            8,810,548
COAL - 0.98%
Foundation Coal Holdings, Inc. *                           61,100           1,408,966

COMPUTERS & BUSINESS EQUIPMENT - 2.17%
Anteon International Corp. *                               18,000            753,480

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Cognizant Technology Solutions Corp., Class A       56,000     $       2,370,480
                                                               -----------------
                                                                       3,123,960

CONSTRUCTION MATERIALS - 1.23%
Sherwin-Williams Company                            39,600             1,767,348

CONTAINERS & GLASS - 2.63%
Ball Corp.                                          53,300             2,344,134
Bemis Company, Inc.                                 49,600             1,442,864
                                                               -----------------
                                                                       3,786,998

COSMETICS & TOILETRIES - 1.84%
Alberto Culver Company, Class B                     54,650             2,654,350

CRUDE PETROLEUM & NATURAL GAS - 3.89%
Chesapeake Energy Corp. (a)                        121,400             2,003,100
Sunoco, Inc.                                        18,000             1,470,780
XTO Energy, Inc.                                    60,025             2,123,685
                                                               -----------------
                                                                       5,597,565

ELECTRICAL EQUIPMENT - 2.72%
AMETEK, Inc.                                        82,300             2,935,641
Tektronix, Inc.                                     32,300               975,783
                                                               -----------------
                                                                       3,911,424

ELECTRICAL UTILITIES - 1.83%
Constellation Energy Group, Inc.                    60,300             2,635,713

ELECTRONICS - 3.80%
Amphenol Corp., Class A                             24,500               900,130
Harman International Industries, Inc.               24,700             3,136,900
L-3 Communications Holdings, Inc.                   19,600             1,435,504
                                                               -----------------
                                                                       5,472,534

FINANCIAL SERVICES - 5.17%
Affiliated Managers Group, Inc. (a)                 39,800             2,696,052
Alliance Capital Management Holding, LP             27,700             1,163,400
Chicago Merchantile Exchange (a)                     3,600               823,320
Providian Financial Corp. *                        167,200             2,753,784
                                                               -----------------
                                                                       7,436,556

FOOD & BEVERAGES - 2.67%
Constellation Brands, Inc., Class A *               32,800             1,525,528
McCormick & Company, Inc.                           59,900             2,312,140
                                                               -----------------
                                                                       3,837,668
GAS & PIPELINE UTILITIES - 2.90%
Bill Barrett Corp. * (a)                            38,200             1,222,018
Questar Corp.                                       58,000             2,955,680
                                                               -----------------
                                                                       4,177,698

HEALTHCARE PRODUCTS - 5.07%
C.R. Bard, Inc.                                     29,100             1,861,818
Fisher Scientific International, Inc. *             36,000             2,245,680
Gen-Probe, Inc. * (a)                               35,900             1,623,039
Varian Medical Systems, Inc.                        36,200             1,565,288
                                                               -----------------
                                                                       7,295,825

HEALTHCARE SERVICES - 3.44%
Covance, Inc. *                                     55,400             2,146,750
PacifiCare Health Systems, Inc.                     49,600             2,803,392
                                                               -----------------
                                                                       4,950,142

HOTELS & RESTAURANTS - 3.13%
Applebee's International, Inc. (a)                  41,000             1,084,450
Hilton Hotels Corp.                                105,700             2,403,618
P.F. Chang's China Bistro, Inc. * (a)               18,000             1,014,300
                                                               -----------------
                                                                       4,502,368

HOUSEHOLD APPLIANCES - 2.06%
Black & Decker Corp.                                33,600             2,967,888

INDUSTRIAL MACHINERY - 3.80%
Actuant Corp., Class A *                            34,500             1,799,175
Graco, Inc.                                         65,800             2,457,630
IDEX Corp.                                          30,000             1,215,000
                                                               -----------------
                                                                       5,471,805

INSURANCE - 4.59%
PartnerRe, Ltd. (a)                                 28,400             1,759,096
RenaissanceRe Holdings, Ltd.                        52,000             2,708,160
The PMI Group, Inc.                                 14,800               617,900
W.R Berkley Corp.                                   32,100             1,514,157
                                                               -----------------
                                                                       6,599,313

INTERNATIONAL OIL - 1.64%
Noble Corp. *                                       47,500             2,362,650

INTERNET SOFTWARE - 3.34%
Juniper Networks, Inc. *                            52,405             1,424,892
McAfee, Inc. *                                      34,400               995,192
RSA Security, Inc. * (a)                            62,500             1,253,750
Verisign, Inc. *                                    33,700             1,129,624
                                                               -----------------
                                                                       4,803,458

LEISURE TIME - 2.62%
International Speedway Corp., Class A               54,300             2,867,040
SCP Pool Corp.                                      28,450               907,555
                                                               -----------------
                                                                       3,774,595

MEDICAL-HOSPITALS - 1.12%
Occulogix Inc * (a)                                 21,000               215,880
VCA Antech, Inc. *                                  71,100             1,393,560
                                                               -----------------
                                                                       1,609,440

PETROLEUM SERVICES - 1.15%
Smith International, Inc. *                         30,300             1,648,623

PHARMACEUTICALS - 0.89%
Celgene Corp. * (a)                                 48,200             1,278,746

POLLUTION CONTROL - 1.49%
Republic Services, Inc.                             64,100             2,149,914

RAILROADS & EQUIPMENT - 0.97%
Norfolk Southern Corp.                              38,500             1,393,315

RETAIL TRADE - 5.15%
Chico's FAS, Inc. *                                 56,200             2,558,786
PETsMART, Inc.                                      64,300             2,284,579
Urban Outfitters, Inc. *                            57,800             2,566,320
                                                               -----------------
                                                                       7,409,685

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS (CONTINUED)

SANITARY SERVICES -2.02%
Aqua America, Inc.                                    118,475  $       2,913,300

SEMICONDUCTORS -2.59%
Cree, Inc. * (a)                                       41,700          1,671,336
Marvell Technology Group, Ltd.                         58,100          2,060,807
                                                               -----------------
                                                                       3,732,143

SOFTWARE - 1.44%
Autodesk, Inc.                                         54,800          2,079,660

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.22%
Comverse Technology, Inc. *                            71,600          1,750,620

TRUCKING & FREIGHT -2.13%
J.B. Hunt Transport Services, Inc.                     68,500          3,072,225
                                                               -----------------
TOTAL COMMON STOCKS (Cost $ 118,616,149)                       $     143,213,150
                                                               -----------------

SHORT TERM INVESTMENTS - 15.55%
BP Capital Markets PLC
  zero coupon due 01/03/2005                     $  1,400,000  $       1,399,833
Federal National Mortgage Association
  Discount Notes
  zero coupon due 01/18/2005                        1,000,000            998,937
State Street Navigator Securities Lending
  Prime Portfolio (c)                              19,989,411         19,989,411
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
(Cost $22,388,181)                                             $      22,388,181
                                                               -----------------

REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 1.45% to be
  repurchased at $94,011 on 1/3/2005,
  collateralized by $70,000 U.S. Treasury
  Bonds, 8.875% due 02/15/2019 (valued at
  $102,834, including interest) (c)              $     94,000  $          94,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $94,000)                                                 $          94,000
                                                               -----------------

TOTAL INVESTMENTS (QUANTITATIVE MID CAP TRUST)
  (COST $141,098,330) -115.12%                                 $     165,695,331
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.12)%                     (21,758,591)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     143,936,740
                                                               =================

MID CAP CORE TRUST

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS - 88.70%

APPAREL & TEXTILES -3.57%
Mohawk Industries, Inc. *                              16,750  $       1,528,438
VF Corp.                                               18,200          1,007,916
                                                               -----------------
                                                                       2,536,354

AUTO PARTS -1.18%
Genuine Parts Company                                  19,000            837,140

BANKING - 7.13%
City National Corp.                                     7,900  $         558,135
Comerica, Inc.                                          8,450            515,619
Compass Bancshares, Inc.                               11,350            552,404
Hibernia Corp., Class A                                20,300            599,053
Hudson United Bancorp                                  12,000            472,560
Marshall & Itsley Corp.                                12,700            561,340
New York Community Bancorp, Inc. (a)                   30,100            619,157
TCF Financial Corp. (a)                                21,800            700,652
Webster Financial Corp.                                 9,600            486,144
                                                               -----------------
                                                                       5,065,064

BROADCASTING - 1.02%
Belo Corp., Class A                                    27,700            726,848

BUSINESS SERVICES - 7.06%
Ceridian Corp. *                                       74,650          1,364,602
Fair Isaac Corp. (a)                                   18,500            678,580
Pitney Bowes, Inc.                                     14,800            684,944
Rentokil Initial PLC                                  258,400            731,444
Reynolds & Reynolds Company, Class A                   26,200            694,562
Valassis Communications, Inc. *                        24,700            864,747
                                                               -----------------
                                                                       5,018,879

CHEMICALS - 5.98%
Engelhard Corp.                                        23,200            711,544
Rohm & Haas Company                                    16,000            707,680
Sigma-Aldrich Corp.                                    15,600            943,176
The Scotts Company, Class A *                          13,400            985,168
Valspar Corp.                                          18,000            900,180
                                                               -----------------
                                                                       4,247,748

COMPUTERS & BUSINESS EQUIPMENT - 3.62%
Diebold, Inc.                                          17,200            958,556
Intergraph Corp. * (a)                                 12,900            347,397
Xerox Corp.*                                           74,600          1,268,946
                                                               -----------------
                                                                       2,574,899

CONTAINERS & GLASS - 2.46%
Ball Corp.                                             17,800            782,844
Pactiv Corp. *                                         38,300            968,607
                                                               -----------------
                                                                       1,751,451

COSMETICS & TOILETRIES - 2.47%
International Flavors & Fragrances, Inc.               41,000          1,756,440

CRUDE PETROLEUM & NATURAL GAS - 5.34%
Amerada Hess Corp.                                     11,825            974,143
Apache Corp.                                           14,000            707,980
Newfield Exploration Company *                         11,100            655,455
Pioneer Natural Resources Company                      20,500            719,550
Plains Exploration & Production Company *              28,400            738,400
                                                               -----------------
                                                                       3,795,528

DOMESTIC OIL - 0.93%
Murphy Oil Corp.                                        8,200            659,690

ELECTRICAL UTILITIES - 2.86%
FPL Group, Inc.                                        10,350            773,663

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Wisconsin Energy Corp.                                 37,300  $       1,257,383
                                                               -----------------
                                                                       2,031,046

ELECTRONICS-3.36%
Agilent Technologies, Inc. *                           31,950            769,995
Amphenol Corp., Class A                                18,800            690,712
L-3 Communications Holdings, Inc.                      12,700            930,148
                                                               -----------------
                                                                       2,390,855

FINANCIAL SERVICES - 0.59%
Moneygram International, Inc.                          19,800            418,572

FOOD & BEVERAGES - 2.79%
Campbell Soup Company                                  32,200            962,458
Tate & Lyle PLC                                       112,550          1,019,385
                                                               -----------------
                                                                       1,981,843

GAS & PIPELINE UTILITIES - 2.00%
Williams Companies, Inc.                               87,200          1,420,488

HEALTHCARE SERVICES - 2.07%
IMS Health, Inc.                                       29,900            693,979
Medco Health Solutions, Inc. *                         18,700            777,920
                                                               -----------------
                                                                       1,471,899

HOTELS & RESTAURANTS - 1.60%
Outback Steakhouse, Inc.                               15,200            695,856
Wendy's International, Inc.                            11,300            443,638
                                                               -----------------
                                                                       1,139,494

INDUSTRIAL MACHINERY - 3.61%
Dover Corp.                                            22,200            931,068
FMC Technologies, Inc. *                               21,900            705,180
ITT Industries, Inc.                                   11,000            928,950
                                                               -----------------
                                                                       2,565,198

INSURANCE - 2.44%
ACE, Ltd.                                              23,600          1,008,900
RenaissanceRe Holdings, Ltd.                           14,000            729,120
                                                               -----------------
                                                                       1,738,020

INTERNATIONAL OIL - 2.98%
Nabors Industries, Ltd. *                              13,800            707,802
Noble Corp. *                                          28,300          1,407,642
                                                               -----------------
                                                                       2,115,444

LIQUOR - 1.24%
Heineken NV                                            26,531            880,995

MANUFACTURING - 1.29%
Mettler-Toledo International, Inc. *                   17,900            918,449

NEWSPAPERS - 0.93%
Knight-Ridder, Inc.                                     9,600            642,624
Lee Enterprises, Inc.                                     400             18,432
                                                               -----------------
                                                                         661,056

PAPER - 1.37%
Georgia-Pacific Corp.                                  26,000            974,480

PETROLEUM SERVICES - 1.87%
BJ Services Company                                    15,000            698,100
Smith International, Inc. *                            11,600            631,156
                                                               -----------------
                                                                       1,329,256

PHARMACEUTICALS - 3.43%
Forest Laboratories, Inc. *                            31,000          1,390,660
Teva Pharmaceutical Industries, Ltd., ADR (a)          35,000          1,045,100
                                                               -----------------
                                                                       2,435,760

POLLUTION CONTROL - 2.17%
Republic Services, Inc.                                45,900          1,539,486

PUBLISHING - 1.00%
The New York Times Company, Class A                    17,450            711,960

RETAIL GROCERY - 1.72%
The Kroger Company *                                   69,600          1,220,784

RETAIL TRADE - 0.77%
Family Dollar Stores, Inc.                             17,600            549,648

SEMICONDUCTORS - 3.00%
Microchip Technology, Inc.                             23,800            634,508
National Semiconductor Corp.                           45,300            813,135
Xilinx, Inc.                                           23,200            687,880
                                                               -----------------
                                                                       2,135,523

SOFTWARE - 2.43%
Computer Associates International, Inc.                32,900          1,021,874
Intuit, Inc. *                                         16,000            704,160
                                                               -----------------
                                                                       1,726,034

TELEPHONE - 1.04%
CenturyTel, Inc.                                       20,900            741,323

TOYS, AMUSEMENTS & SPORTING GOODS - 1.38%
Mattel, Inc.                                           50,350            981,322
                                                               -----------------
TOTAL COMMON STOCKS (Cost $55,648,094)                         $      63,048,976
                                                               -----------------

SHORT TERM INVESTMENTS - 4.11%
State Street Navigator Securities
  Lending Prime Portfolio (c)                    $  2,920,526  $       2,920,526
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,920,526)                                            $       2,920,526
                                                               -----------------

REPURCHASE AGREEMENTS - 11.12%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 2.10% to
  be repurchased at $7,902,383 on
  01/03/2005, collateralized by
  $8,165,000 Federal National Mortgage
  Association, 1.91% due 06/22/2006
  (valued at $8,061,190, including
  interest), (c)                                 $  7,901,000  $       7,901,000
                                                               -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,901,000)                                              $       7,901,000
                                                               -----------------
TOTAL INVESTMENTS (MID CAP CORE TRUST)
   (COST $66,469,620) - 103.93%                                $      73,870,502
LIABILITIES IN EXCESS OF OTHER ASSETS -(3.93)%                        (2,792,217)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $      71,078,285
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS - 95.90%

AUSTRALIA - 1.58%
National Australia Bank, Ltd.                          93,118  $       2,093,657
Qantas Airways, Ltd., ADR                           1,380,971          3,997,022
                                                               -----------------
                                                                       6,090,679

BERMUDA - 2.94%
Accenture, Ltd., Class A *                             77,649          2,096,523
ACE, Ltd.                                             129,665          5,543,179
Willis Group Holdings, Ltd.                            89,800          3,697,066
                                                               -----------------
                                                                      11,336,768

BRAZIL - 0.31%
Companhia Vale Do Rio Doce, ADR                        41,730          1,210,587

CANADA - 2.27%
Abitibi Consolidated, Inc. (a)                        489,639          3,361,664
Canadian Natural Resources, Ltd. (a)                  126,540          5,390,387
                                                               -----------------
                                                                       8,752,051

CAYMAN ISLANDS - 1.21%
XL Capital, Ltd., Class A                              60,150          4,670,647

FINLAND - 2.00%
Sampo Oyj, A Shares                                   164,300          2,259,716
Stora Enso Oyj-R Shares                               270,000          4,119,174
UPM- Kymmene Oyj                                       61,330          1,358,247
                                                               -----------------
                                                                       7,737,137

FRANCE - 5.82%
Sanofi-Synthelabo SA (a)                               96,233          7,659,913
Suez SA (a)
Total SA (a)                                          186,500          4,953,365
Valeo SA (a)                                           33,679          7,326,517
                                                       60,520          2,523,319
                                                               -----------------
                                                                      22,463,114

GERMANY - 3.21%
BASF AG (a)                                            35,860          2,572,816
Bayer AG (a)                                           47,880          1,616,490
Deutsche Post AG                                      113,430          2,594,999
E.ON AG (a)                                            51,180          4,646,076
Muenchener Rueckversicherungs-
  Gesellschaft AG (a)                                   7,850            961,171
                                                               -----------------
                                                                      12,391,552

HONG KONG - 5.92%
Cheung Kong Holdings, Ltd.                          1,066,000         10,663,017
China Mobile (Hong Kong), Ltd.                        416,500          1,411,946
CNOOC, Ltd. *                                       1,889,500          1,014,906
Hutchison Whampoa, Ltd.                               535,000          5,007,366
Shangri-La Asia, Ltd. (a)                           1,336,000          1,959,448
Sun Hung Kai Properties, Ltd.                         110,000          1,100,311
Swire Pacific, Ltd., Class A                          203,500          1,701,768
                                                               -----------------
                                                                      22,858,762

ISRAEL - 1.20%
Check Point Software Technologies, Ltd.*              188,000          4,630,440

ITALY - 0.80%
Eni SpA (a)                                           124,200          3,096,947

JAPAN - 9.13%
Canon, Inc. (a)                                        54,000          2,906,843
Hitachi, Ltd.                                         418,000          2,888,932
Nintendo Company, Ltd. (a)                             34,200          4,284,571
Nippon Telegraph & Telephone Corp., ADR               118,593          2,674,272
Nippon Telegraph & Telephone Corp. *                    1,400          6,268,860
Nomura Securities Company, Ltd. *                     321,000          4,668,296
Ono Pharmaceutical Company, Ltd. *                     32,500          1,819,089
Sompo Japan Insurance *                               435,000          4,420,715
Sony Corp. (a)                                         87,600          3,376,774
Takeda Chemical Industries, Ltd.                       39,100          1,963,944
                                                               -----------------
                                                                      35,272,296

MEXICO - 1.18%
Cemex SA, ADR                                          49,200          1,791,864
Grupo Financiero Bancomer, SA de CV *               2,588,104          2,783,406
                                                               -----------------
                                                                       4,575,270
NETHERLANDS - 4.73%
Akzo Nobel NV (a)                                      89,320          3,794,234
Koninklijke (Royal) Philips Electronics NV            122,680          3,240,064
Reed Elsevier NV                                      186,182          2,527,907
Royal Dutch Petroleum Company *                       151,600          8,691,107
                                                               -----------------
                                                                      18,253,312

PHILIPPINES - 0.43%
Ayala Land, Inc.                                   12,625,300          1,642,133

PORTUGAL - 0.48%
Portugal Telecom, SGPS, SA                            151,499          1,866,266

SINGAPORE - 0.05%
Venture Corp., Ltd.                                    19,000            185,065

SOUTH KOREA - 8.40%
Hana Bank                                             132,400          3,299,768
Kookmin Bank ADR * (a)                                151,415          5,917,298
KT Corp.                                              111,600          4,473,918
Posco, Ltd.                                            14,440          2,608,462
Samsung Electronics Company                            15,830          6,888,925
Shinhan Financial Group Company, Ltd. *               116,650          2,636,795
SK Telecom Company, Ltd., ADR (a)                     297,762          6,625,205
                                                               -----------------
                                                                      32,450,371

SPAIN - 1.98%
Iberdrola SA (a)                                      125,532          3,177,742
Repsol-YPF SA (a)                                     172,600          4,476,708
                                                               -----------------
                                                                       7,654,450

SWEDEN - 0.43%
Securitas AB-B Shares (a)                              96,400          1,647,493

SWITZERLAND - 4.67%
Nestle SA                                              24,961          6,508,236
Novartis AG                                            76,710          3,852,308
Swiss Reinsurance Company                              93,640          6,655,744
UBS AG - CHF                                           12,460          1,041,245
                                                               -----------------
                                                                      18,057,533

TAIWAN - 1.18%
Chunghwa Telecom Company Ltd., ADR                    100,000         2 ,105,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS (CONTINUED)

TAIWAN (CONTINUED)
Compal Electronics, Inc.                              588,312  $         586,647
Lite-On Technology corp. *                            616,000            656,886
Taiwan Semiconductor
  Manufacturing Company, Ltd.                         770,085          1,223,318
                                                               -----------------
                                                                       4,571,851

UNITED KINGDOM - 17.91%
Amvescap PLC                                          613,339          3,769,019
BHP Billiton PLC                                      209,894          2,454,974
Boots Group PLC                                       236,600          2,971,314
BP PLC                                                849,189          8,264,740
Bristish Aerospace Systems PLC                        449,728          1,986,013
British Land Company PLC *                            129,396          2,221,212
British Sky Broadcasting Group PLC                    359,126          3,866,734
Centrica PLC *                                        195,480            884,780
Compass Group PLC *                                   152,553            719,711
GKN PLC                                               707,456          3,205,470
GlaxoSmithKline PLC                                   267,667          6,266,530
National Grid Transco PLC                             185,800          1,765,584
Pearson PLC                                           361,232          4,349,633
Rentokil Initial PLC                                  542,100          1,534,504
Rolls Royce Group PLC - B Shares *                 19,228,506             36,839
Rolls-Royce Group PLC *                               604,670          2,861,386
Royal Bank of Scotland Group PLC                       84,172          2,825,289
Shell Transport & Trading Company PLC                 188,824          1,606,206
Smiths Group PLC                                      281,300          4,429,989
Unilever PLC                                          418,126          4,097,453
Vodafone Group PLC                                  2,556,791          6,919,023
Yell Group PLC                                        257,000          2,166,441
                                                               -----------------
                                                                      69,202,844

UNITED STATES - 18.07%
Abbott Laboratories                                    27,100          1,264,215
American International Group, Inc.                     27,570          1,810,522
AmerisourceBergen Corp.                               106,624          6,256,696
BMC Software, Inc. *                                  184,363          3,429,152
Boeing Company                                         23,740          1,229,020
Bristol-Myers Squibb Company                          101,990          2,612,984
Cadence Design Systems, Inc. *                        342,156          4,725,174
CIGNA Corp.                                            65,241          5,321,708
Dow Chemical Company                                  100,159          4,958,872
H & R Block, Inc.                                      52,207          2,558,143
King Pharmaceuticals, Inc. *                          140,700          1,744,680
Maxtor Corp. *                                        380,150          2,014,795
Merrill Lynch & Company, Inc.                          99,583          5,952,076
Noble Corp. *                                          50,300          2,501,922
Pactiv Corp. *                                         58,591          1,481,767
Pfizer, Inc.                                           26,152            703,227
R.R. Donnelley & Sons Company                          95,900          3,384,311
Raytheon Company                                       83,100          3,226,773
TECO Energy, Inc. (a)                                 165,600          2,540,304
Tenet Healthcare Corp. * (a)                          511,804          5,619,608
The DIRECTV Group, Inc. *                             243,000          4,067,820
Toys R Us, Inc. *                                      58,148          1,190,290
Western Digital Corp. *                               113,200          1,227,088
                                                               -----------------
                                                                      69,821,147
                                                               -----------------
TOTAL COMMON STOCKS (Cost $ 319,827,360)                       $     370,438,715
                                                               -----------------
PREFERRED STOCKS - 0.98%

GERMANY - 0.98%
Volkswagen AG - Non Voting Preferred                  114,890          3,796,405
                                                               -----------------
TOTAL PREFERRED  STOCKS (Cost $3,949,867)                      $       3,796,405
                                                               -----------------

SHORT TERM INVESTMENTS - 19.04%
State Street Navigator Securities
  Lending Prime Portfolio (c)                    $ 73,545,027  $      73,545,027
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $73,545,027)                                           $      73,545,027
                                                               -----------------

REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to
  be repurchased at $7,160,537 on
  1/3/2005, collateralized by
  $6,805,000 U.S. Treasury Notes,
  4.875% due 02/15/2012 (valued at
  $7,305,365,including  interest                 $  7,160,000  $       7,160,000
                                                 ------------  -----------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $7,160,000)                                            $       7,160,000
                                                               -----------------
TOTAL INVESTMENTS (GLOBAL TRUST)
  (COST $404,482,254)- 117.77%                                 $     454,940,147
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.77)%                     (68,639,088)
                                                               -----------------
TOTAL NET ASSETS- 100.00%                                      $     386,301,059
                                                               =================

The Trust had the following five top industry concentrations as of December 31, 2004 (as a percentage of total net assets):

Insurance                                                         8.56%

Pharmaceuticals                                                   7.84%

Financial Services                                                6.20%

Telecommunications Equipment & Services                           5.52%

Real Estate                                                       4.49%

STRATEGIC GROWTH TRUST

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS - 97.79%

ADVERTISING - 1.28%
Getty Images, Inc. *                                   18,810  $       1,295,069
Lamar Advertising Company *                            32,340          1,383,505
Monster Worldwide, Inc. *                              67,460          2,269,354
                                                               -----------------
                                                                       4,947,928

APPAREL & TEXTILES - 1.08%
Reebok International, Ltd. (a)                         95,220          4,189,680

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC GROWTH TRUST (CONTINUED)

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS (CONTINUED)

BANKING - 0.72%
Northern Trust Corp.                                   57,750  $       2,805,495

BIOTECHNOLOGY - 4.63%
Amgen, Inc. *                                          83,760          5,373,204
Genentech, Inc.                                        38,580          2,100,295
Genzyme Corp. *                                       131,610          7,642,593
Medlmmune, Inc. *                                     104,390          2,830,013
                                                               -----------------
                                                                      17,946,105

BROADCASTING - 5.05%
Clear Channel Communications, Inc.                     23,230            777,973
Cox Radio, Inc., Class A *                             43,770            721,330
Entercom Communications Corp. *                        21,480            770,917
Fox Entertainment Group, Inc., Class A *                  940             29,384
Grupo Televisa SA, ADR                                 37,770          2,285,085
News Corp. (a)                                        228,010          4,254,666
Univision Communications, Inc., Class A *              70,380          2,060,023
Viacom, Inc., Class B                                 178,820          6,507,260
Westwood One, Inc. *                                   81,240          2,187,793
                                                               -----------------
                                                                      19,594,431

BUSINESS SERVICES - 4.41%
Accenture, Ltd., Class A *                            239,600          6,469,200
Electronic Arts, Inc. *                                64,470          3,976,510
VERITAS Software Corp. *                              233,380          6,662,999
                                                               -----------------
                                                                      17,108,709

CABLE AND TELEVISION - 2.05%
Comcast Corp.-Special Class A *                       128,500          4,219,940
Time Warner, Inc. *                                   192,850          3,749,004
                                                               -----------------
                                                                       7,968,944

CELLULAR COMMUNICATIONS - 1.73%
America Movil S.A de C.V., Series L, ADR (a)           78,100          4,088,535
Vodafone Group PLC, ADR (a)                            95,122          2,604,440
                                                               -----------------
                                                                       6,692,975

COLLEGES & UNIVERSITIES - 0.15%
Career Education Corp. * (a)                           14,560            582,400

COMPUTERS & BUSINESS EQUIPMENT - 6.54%
Dell, Inc. *                                          284,520         11,989,673
EMC Corp. *                                           373,370          5,552,012
International Business Machines Corp.                  40,250          3,967,845
Network Appliance, Inc. *                             115,860          3,848,869
                                                               -----------------
                                                                      25,358,399

COSMETICS & TOILETRIES - 2.87%
Avon Products, Inc.                                    92,080          3,563,496
The Procter & Gamble Company                          137,690          7,583,965
                                                               -----------------
                                                                      11,147,461

DRUGS & HEALTH CARE - 0.95%
ImClone Systems, Inc. * (a)                            79,870          3,680,410

ELECTRICAL EQUIPMENT - 2.01%
Cooper Industries, Ltd., Class A                       46,540          3,159,600
Emerson Electric Company                               28,170          1,974,717
General Electric Company                               73,370          2,678,005
                                                               -----------------
                                                                       7,812,322

ELECTRONICS - 0.31%
Amphenol Corp., Class A                                32,240          1,184,498

FINANCIAL SERVICES - 3.92%
Citigroup, Inc.                                       138,070          6,652,213
Fiserv, Inc. *                                         98,220          3,947,462
Mellon Financial Corp.                                 54,330          1,690,206
Merrill Lynch & Company, Inc.                          27,800          1,661,606
The Goldman Sachs Group, Inc.                          11,880          1,235,995
                                                               -----------------
                                                                      15,187,482

FOOD & BEVERAGES - 1.98%
PepsiCo, Inc.                                         147,210          7,684,362

HEALTHCARE PRODUCTS - 6.79%
Fisher Scientific International, Inc. *                41,150          2,566,937
Guidant Corp.                                          36,910          2,661,211
Johnson & Johnson                                     216,030         13,700,623
Medtronic, Inc.                                       149,130          7,407,287
                                                               -----------------
                                                                      26,336,058

HEALTHCARE SERVICES - 0.81%
HCA, Inc.                                              78,460          3,135,262

HOTELS & RESTAURANTS - 0.29%
The Cheesecake Factory, Inc. * (a)                     34,180          1,109,825

INSURANCE - 0.92%
American International Group, Inc.                     54,570          3,583,612

INTERNET CONTENT - 1.69%
Yahoo!, Inc. *                                        174,090          6,559,711

INTERNET RETAIL - 2.00%
eBay, Inc. *                                           36,060          4,193,057
IAC/InterActiveCorp * (a)                             129,480          3,576,237
                                                               -----------------
                                                                       7,769,294

INTERNET SOFTWARE - 4.16%
Akamai Technologies, Inc. * (a)                       147,300          1,919,319
Check Point Software Technologies, Ltd. *              71,620          1,764,001
Cisco Systems, Inc. *                                 646,290         12,473,397
                                                               -----------------
                                                                      16,156,717

LEISURE TIME - 2.87%
Carnival Corp.                                         85,710          4,939,467
Royal Caribbean Cruises, Ltd. (a)                      45,910          2,499,341
The Walt Disney Company                               132,760          3,690,728
                                                               -----------------
                                                                      11,129,536

LIFE SCIENCES - 0.50%
Waters Corp. *                                         41,390          1,936,638

MANUFACTURING - 1.99%
Illinois Tool Works, Inc.                              16,280          1,508,830
Tyco International, Ltd.                              173,820          6,212,327
                                                               -----------------
                                                                       7,721,157

PHARMACEUTICALS - 7.38%
Abbott Laboratories                                   172,690          8,055,988

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC GROWTH TRUST (CONTINUED)

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Allergan, Inc.                                         31,550  $       2,557,758
Elan Corp. PLC, ADR * (a)                              21,580            588,055
Eli Lilly & Company                                    63,620          3,610,435
Gilead Sciences, Inc. *                                79,720          2,789,403
Pfizer, Inc.                                           33,984            913,830
Wyeth                                                 237,330         10,107,885
                                                               -----------------
                                                                      28,623,354

RETAIL GROCERY - 0.87%
Sysco Corp.                                            88,590          3,381,480

RETAIL TRADE - 7.82%
Best Buy Company, Inc.                                 53,690          3,190,260
CVS Corp.                                              90,920          4,097,764
Hot Topic, Inc. * (a)                                  32,340            555,925
Kohl's Corp. *                                         94,480          4,645,582
Lowe's Companies, Inc.                                 68,070          3,920,151
Nordstrom, Inc.                                        22,640          1,057,967
Staples, Inc.                                          60,010          2,022,937
Target Corp.                                          133,210          6,917,595
Tiffany & Company (a)                                  37,570          1,201,113
Wal-Mart Stores, Inc.                                  51,300          2,709,666
                                                               -----------------
                                                                      30,318,960

SEMICONDUCTORS - 5.98%
Analog Devices, Inc.                                  116,380          4,296,750
Applied Materials, Inc. *                             116,920          1,999,332
KLA-Tencor Corp. *                                     32,410          1,509,658
Linear Technology Corp.                                37,170          1,440,709
Marvell Technology Group, Ltd. * (a)                   61,560          2,183,533
Maxim Integrated Products, Inc.                        32,680          1,385,305
Novellus Systems, Inc.                                 66,700          1,860,263
PMC-Sierra, Inc. *                                    252,240          2,837,700
Texas Instruments, Inc.                                84,880          2,089,746
Xilinx, Inc.                                          121,590          3,605,143
                                                               -----------------
                                                                      23,208,139

SOFTWARE - 7.89%
Activision, Inc.                                       49,170            992,251
Ascential Software Corp. *                             25,350            413,459
Citrix Systems, Inc. *                                114,910          2,818,742
Mercury Interactive Corp. *                           137,460          6,261,303
Microsoft Corp.                                       518,440         13,847,532
Oracle Corp. *                                        456,840          6,267,845
                                                               -----------------
                                                                      30,601,132

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.78%
ADTRAN, Inc.                                           68,660          1,314,152
Amdocs, Ltd. *                                         96,970          2,545,462
Comverse Technology, Inc. *                            50,940          1,245,483
Nokia Oyj-Sponsored ADR                                23,480            367,932
Telefonaktiebolaget LM Ericsson, ADR * (a)             45,950          1,446,966
                                                               -----------------
                                                                       6,919,995

TRANSPORTATION - 0.43%
Expediters International of
  Washington, Inc. (a)                                 30,080          1,680,870

TRAVEL SERVICES - 1.66%
American Express Company                              113,920          6,421,670

TRUCKING & FREIGHT - 2.28%
Fedex Corp.                                            39,730          3,913,008
United Parcel Service, Inc., Class B                   57,870          4,945,570
                                                               -----------------
                                                                       8,858,578
                                                               -----------------
TOTAL COMMON STOCKS (Cost $343,512,408)                        $     379,343,589
                                                               -----------------

SHORT TERM INVESTMENTS - 8.21%
Federal National Mortgage Association
  Discount Notes
  zero coupon due 01/03/2005                     $  9,586,000  $       9,585,334
State Street Navigator Securities Lending
  Prime Portfolio (c)                              22,263,288         22,263,288
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $31,848,622)                                           $      31,848,622
                                                               -----------------
TOTAL INVESTMENTS (STRATEGIC GROWTH TRUST)
  (COST $375,361,030) - 106.00%                                $     411,192,211

LIABILITIES IN EXCESS OF OTHER ASSETS -(6.00)%                       (23,276,851)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     387,915,360
                                                               =================

CAPITAL APPRECIATION TRUST

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS - 95.75%

APPAREL & TEXTILES - 1.01%
Coach, Inc. *                                          45,300  $       2,554,920

BIOTECHNOLOGY - 4.59%
Amgen, Inc. *                                          78,600          5,042,190
Genentech, Inc.                                        97,600          5,313,344
Medimmune, Inc. *                                      47,700          1,293,147
                                                               -----------------
                                                                      11,648,681

BROADCASTING - 1.96%
Sirius Satellite Radio, Inc. * (a)                    119,600            914,940
Univision Communications, Inc., Class A *              90,500          2,648,935
XM Satellite Radio Holdings, Inc., Class A *           37,900          1,425,798
                                                               -----------------
                                                                       4,989,673

BUSINESS SERVICES - 3.34%
Electronic Arts, Inc. *                               115,700          7,136,376
Paychex, Inc.                                          39,700          1,352,976
                                                               -----------------
                                                                       8,489,352

CELLULAR COMMUNICATIONS - 1.49%
Nextel Communications, Inc., Class A *                126,200          3,786,000

COMPUTERS & BUSINESS EQUIPMENT - 7.50%
Apple Computer, Inc. *                                 80,100          5,158,440
Dell, Inc. *                                          131,100          5,524,554

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                                   SHARES
                                                     OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------  -----------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
International Business Machines Corp.                  30,300  $       2,986,974
Lexmark International, Inc. *                          22,300          1,895,500
Research In Motion, Ltd. - USD *                       42,100          3,469,882
                                                               -----------------
                                                                      19,035,350

COSMETICS & TOILETRIES - 2.40%
Estee Lauder Companies, Inc., Class A                  64,200          2,938,434
The Procter & Gamble Company                           57,400          3,161,592
                                                               -----------------
                                                                       6,100,026

ELECTRICAL EQUIPMENT - 3.71%
General Electric Company                              258,300          9,427,950

ELECTRONICS - 3.25%
Adobe Systems,Inc.                                     36,700          2,302,558
Agilent Technologies, Inc. *                          137,100          3,304,110
Harman International Industries, Inc.                  20,900          2,654,300
                                                               -----------------
                                                                       8,260,968

FINANCIAL SERVICES - 6.36%
Charles Schwab Corp.                                  135,000          1,614,600
J.P. Morgan Chase & Company                           147,800          5,765,678
Merrill Lynch & Company, Inc.                          84,300          5,038,611
The Goldman Sachs Group, Inc.                          35,900          3,735,036
                                                               -----------------
                                                                      16,153,925

FOOD & BEVERAGES - 3.51%
Cadbury Schweppes PLC-Sponsored ADR (a)                55,300          2,084,810
Starbucks Corp. *                                     109,500          6,828,420
                                                               -----------------
                                                                       8,913,230

HEALTHCARE PRODUCTS - 1.01%
Alcon, Inc.                                            31,700          2,555,020

HEALTHCARE SERVICES - 2.39%
UnitedHealth Group, Inc.                               35,200          3,098,656
Wellpoint, Inc. *                                      25,900          2,978,500
                                                               -----------------
                                                                       6,077,156

HOMEBUILDERS - 0.22%
Lennar Corp., Class A                                   9,700            549,796

INSURANCE - 1.35%
American International Group, Inc.                     52,200          3,427,974

INTERNET CONTENT - 3.26%
Yahoo!, Inc. *                                        219,800          8,282,064

INTERNET RETAIL - 4.00%
eBay, Inc. *                                           87,300         10,151,244

INTERNET SERVICE PROVIDER - 2.53%
Google, Inc., Class A *                                33,300          6,430,230

INTERNET SOFTWARE - 1.38%
Cisco Systems, Inc. *                                 181,900          3,510,670

LEISURE TIME - 0.06%
DreamWorks Animation SKG, Inc. *                        4,100            153,791

PETROLEUM SERVICES - 4.81%
Schlumberger, Ltd.                                     97,500          6,527,625
Suncor Energy, Inc.                                    63,200          2,237,280
Total SA-Sponsored ADR (a)                             31,500          3,459,960
                                                               -----------------
                                                                      12,224,865

PHARMACEUTICALS - 9.43%
Allergan, Inc.                                         40,200          3,259,014
Caremark Rx, Inc. *                                    85,700          3,379,151
Eli Lilly & Company                                    84,200          4,778,350
Gilead Sciences, Inc. *                               105,300          3,684,447
Novartis AG, ADR                                       87,600          4,427,304
Roche Holdings, Ltd.-Sponsored ADR (a)                 38,300          4,408,996
                                                               -----------------
                                                                      23,937,262

RETAIL GROCERY - 2.01%
Whole Foods Market, Inc. (a)                           53,500          5,101,225

RETAIL TRADE - 8.59%
Bed Bath & Beyond, Inc. *                             106,900          4,257,827
Chico's FAS, Inc. * (a)                                95,500          4,348,115
Costco Wholesale Corp.                                 47,800          2,313,998
Lowe's Companies, Inc.                                 54,800          3,155,932
Target Corp.                                          115,400          5,992,722
Williams-Sonoma, Inc. *                                49,500          1,734,480
                                                               -----------------
                                                                      21,803,074

SEMICONDUCTORS - 2.91%
Marvell Technology Group, Ltd.                        121,000          4,291,870
Maxim Integrated Products, Inc.                        73,000          3,094,470
                                                               -----------------
                                                                       7,386,340

SOFTWARE - 6.56%
Mercury Interactive Corp. *                            63,000          2,869,650
Microsoft Corp.                                       279,100          7,454,761
NAVTEQ Corp. *                                         35,300          1,636,508
SAP AG, ADR                                           106,100          4,690,681
                                                               -----------------
                                                                      16,651,600

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.08%
QUALCOMM, Inc.                                        124,300          5,270,320

TRAVEL SERVICES - 2.28%
American Express Company                              102,600          5,783,562

TRUCKING & FREIGHT - 1.76%
United Parcel Service, Inc., Class B                   52,200          4,461,012
                                                               -----------------
TOTAL COMMON STOCKS (Cost $203,382,701)                        $     243,117,280
                                                               -----------------

SHORT TERM INVESTMENTS - 8.42%
Citicorp
  2.00% due 01/03/2005                           $  9,101,000  $       9,101,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                              12,272,508         12,272,508
                                                               -----------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $21,373,508)                                           $      21,373,508
                                                               -----------------
TOTAL INVESTMENTS (CAPITAL APPRECIATION TRUST)
  (COST $224,756,209) - 104.17%                                $     264,490,788
LIABILITIES IN EXCESS OF OTHER ASSETS -(4.17)%                       (10,581,910)
                                                               -----------------
TOTAL NET ASSETS - 100.00%                                     $     253,908,878
                                                               =================

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GLOBAL LEADERS GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                VALUE
                                                     ---------           -----------
COMMON STOCKS - 96.92%

BIOTECHNOLOGY - 6.78%
Amgen, Inc. *                                           5,800            $   372,070
Genzyme Corp.*                                          4,800                278,736
                                                                         -----------
                                                                             650,806

BUSINESS SERVICES - 6.38%
Automatic Data Processing, Inc.                         9,500                421,325
Electronic Arts, Inc. *                                 3,100                191,208
                                                                         -----------
                                                                             612,533
COMPUTERS & BUSINESS EQUIPMENT - 7.16%
Dell, Inc. *                                           16,300                686,882

COSMETICS & TOILETRIES - 11.32%
Colgate-Palmolive Company                               8,400                429,744
The Gillette Company                                    7,900                353,762
The Procter & Gamble Company                            5,500                302,940
                                                                         -----------
                                                                           1,086,446

FINANCIAL SERVICES - 3.63%
State Street Corp.                                      7,100                348,752

FOOD & BEVERAGES - 10.95%
Starbucks Corp. *                                       5,700                355,452
The Coca-Cola Company                                   7,900                328,877
William Wrigley Jr. Company                             5,300                366,707
                                                                         -----------
                                                                           1,051,036
HEALTHCARE PRODUCTS - 10.41%
Johnson & Johnson                                       8,400                532,728
Medtronic,Inc.                                          9,400                466,898
                                                                         -----------
                                                                             999,626
INSURANCE - 4.31%
American International Group, Inc.                      6,300                413,721

LIQUOR - 4.12%
Anheuser-Busch Companies, Inc.                          7,800                395,694

PHARMACEUTICALS - 2.61%
Pfizer, Inc.                                            9,300                250,077

RETAIL GROCERY - 2.98%
Sysco Corp.                                             7,500                286,275

RETAIL TRADE - 15.91%
Home Depot, Inc.                                       10,700                457,318
Staples, Inc.                                          19,500                657,345
Wal-Mart Stores, Inc.                                   7,800                411,996
                                                                         -----------
                                                                           1,526,659

SOFTWARE - 5.64%
Microsoft Corp.                                        20,250                540,878

TRUCKING & FREIGHT - 4.72%
United Parcel Service, Inc., Class B                    5,300                452,938
                                                                         -----------
TOTAL COMMON STOCKS (Cost $8,756,231)                                    $ 9,302,323
                                                                         -----------
REPURCHASE AGREEMENTS - 3.24%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to
  be repurchased at $311,023 on
  1/3/2005, collateralized by $320,000
  U.S. Treasury Notes, 1.5% due
  02/28/2005 (valued at $321,368,
  including interest) (c)                            $ 311,000           $   311,000
                                                                         -----------
TOTAL REPURCHASE AGREEMENTS
(COST $311,000)                                                          $   311,000
                                                                         -----------
TOTAL INVESTMENTS (U.S. GLOBAL LEADERS GROWTH
 TRUST)
 (COST $9,067,231) - 100.16%                                             $ 9,613,323
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.16)%                              (15,245)
                                                                         -----------
TOTAL NET ASSETS - 100.00%                                               $ 9,598,078
                                                                         ===========

QUANTITATIVE ALL CAP TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                 VALUE
                                                     ---------            -----------
COMMON STOCKS - 100.44%

ADVERTISING - 0.27%
Ventiv Health, Inc. * (a)                              44,200             $   898,144

AEROSPACE - 1.36%
Orbital Sciences Corp., Class A * (a)                 102,000               1,206,660
United Technologies Corp.                              32,100               3,317,535
                                                                          -----------
                                                                            4,524,195
AGRICULTURE - 0.50%
Agrium, Inc.                                           99,700               1,679,945

APPAREL & TEXTILES - 2.48%
Coach, Inc. *                                          18,300               1,032,120
Phillips Van Heusen Corp.                              84,300               2,276,100
Quiksilver, Inc. *                                    165,700               4,936,203
                                                                          -----------
                                                                            8,244,423
BANKING - 8.03%
AmSouth Bancorp.                                      155,000               4,014,500
Bank of America Corp.                                 291,900              13,716,381
Oriental Financial Group, Inc. (a)                     82,980               2,349,164
Sovereign Bancorp, Inc.                                45,700               1,030,535
US Bancorp                                            179,000               5,606,280
                                                                          -----------
                                                                           26,716,860
BUILDING MATERIALS & CONSTRUCTION - 0.05%
Hughes Supply, Inc.                                     4,800                 155,280

BUSINESS SERVICES - 4.54%
Affiliated Computer Services, Inc.,Class A *          123,600               7,439,484
Harte-Hanks, Inc.                                      31,000                 805,380
John H. Harland Company (a)                            93,100               3,360,910
R.H. Donnelley Corp. *                                 59,400               3,507,570
                                                                          -----------
                                                                           15,113,344

CELLULAR COMMUNICATIONS - 1.14%
Mobile Telesystems- SP ADR (a)                         27,500               3,809,025

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                  VALUE
                                                        ---------              -----------
COMMON STOCKS (CONTINUED)

CHEMICALS - 1.02%
Georgia Gulf Corp.                                        34,100               $ 1,698,180
OM Group, Inc. *                                          52,000                 1,685,840
                                                                               -----------
                                                                                 3,384,020
COMPUTERS & BUSINESS EQUIPMENT - 7.11%
Cognizant Technology Solutions Corp.,
 Class A*                                                102,000                 4,317,660
Dell, Inc. *                                             176,200                 7,425,068
EMC Corp.*                                                99,100                 1,473,617
Ixia*                                                    133,500                 2,244,135
Network Appliance, Inc. *                                132,200                 4,391,684
PEC Solutions, Inc. * (a)                                 72,800                 1,031,576
Synaptics, Inc. *(a)                                      66,200                 2,024,396
Transact Technologies, Inc. * (a)                         36,400                   777,504
                                                                               -----------
                                                                                23,685,640
COSMETICS & TOILETRIES - 3.83%
Alberto Culver Company, Class B                           28,200                 1,369,674
Avon Products, Inc.                                       62,200                 2,407,140
Chattem, Inc. *                                           38,900                 1,287,590
The Procter & Gamble Company                             139,700                 7,694,676
                                                                               -----------
                                                                                12,759,080
CRUDE PETROLEUM & NATURAL GAS - 1.62%
Petrokazakhstan, Inc. - USD                              145,600                 5,401,760

DOMESTIC OIL - 1.84%
Houston Exploration Company *                             28,000                 1,576,680
KCS Energy, Inc. *                                       135,300                 1,999,734
Maverick Tube Corp.*                                      84,500                 2,560,350
                                                                               -----------
                                                                                 6,136,764
ELECTRICAL EQUIPMENT - 2.40%
General Electric Company                                 130,000                 4,745,000
Littelfuse, Inc. *                                        23,900                   816,424
Rayovac Corp. * (a)                                       79,200                 2,420,352
                                                                               -----------
                                                                                 7,981,776
ELECTRICAL UTILITIES - 0.41%
E.ON AG(a)                                                15,000                 1,365,000

ELECTRONICS - 1.58%
Koninklijke Philips Electronics NV                       198,400                 5,257,600

ENERGY - 1.85%
Sempra Energy                                            167,700                 6,151,236

FINANCIAL SERVICES - 7.68%
Citigroup, Inc.                                          264,800                12,758,064
Countrywide Financial Corp.                              162,100                 5,999,321
Lehman Brothers Holdings, Inc.                            65,500                 5,729,940
Westcorp, Inc. (a)                                        23,700                 1,088,541
                                                                               -----------
                                                                                25,575,866
FOOD & BEVERAGES - 0.82%
Pepsico, Inc.                                             25,600                 1,336,320
Sanderson Farms, Inc. (a)                                 32,000                 1,384,960
                                                                               -----------
                                                                                 2,721,280

GAS & PIPELINE UTILITIES - 1.51%
ONEOK, Inc.                                              176,700                 5,021,814

HEALTHCARE PRODUCTS - 5.06%
IDEXX Laboratories, Inc. *                                50,400                 2,751,336
Johnson & Johnson                                        161,600                10,248,672
Stryker Corp.                                             42,000                 2,026,500
Varian Medical Systems, Inc.                              42,300                 1,829,052
                                                                               -----------
                                                                                16,855,560
HEALTHCARE SERVICES - 3.64%
Covance, Inc. *                                          120,800                 4,681,000
Coventry Health Care, Inc. *                              20,500                 1,088,140
The Advisory Board Company *                              23,500                   866,680
UnitedHealth Group, Inc.                                  62,300                 5,484,269
                                                                               -----------
                                                                                12,120,089
HOMEBUILDERS - 2.45%
Beazer Homes USA, Inc. (a)                                17,400                 2,544,054
M.D.C. Holdings, Inc.                                     55,600                 4,806,064
Ryland Group, Inc.                                        14,200                   817,068
                                                                               -----------
                                                                                 8,167,186
HOTELS & RESTAURANTS - 1.31%
Landry's Restaurants, Inc. (a)                           116,900                 3,397,114
McDonald's Corp.                                          29,700                   952,182
                                                                               -----------
                                                                                 4,349,296
INDUSTRIAL MACHINERY - 2.49%
Caterpillar, Inc.                                         84,900                 8,278,599

INSURANCE - 5.12%
Endurance Specialty Holdings, Ltd.                       149,500                 5,112,900
Everest Re Group, Ltd.                                    52,300                 4,683,988
the PMI Group, Inc.                                      173,300                 7,235,275
                                                                               -----------
                                                                                17,032,163
INTERNATIONAL OIL - 2.85%
Anadarko Petroleum Corp.                                  15,000                   972,150
Callon Petroleum Company * (a)                            54,100                   782,286
PetroChina Company, Ltd., ADR (a)                         49,100                 2,636,179
Petroleo Brasileiro SA, ADR (a)                          127,800                 5,083,884
                                                                               -----------
                                                                                 9,474,499
INTERNET CONTENT - 1.60%
Jupitermedia Corp. * (a)                                  62,200                 1,479,116
Yahoo!, Inc.*                                            102,200                 3,850,896
                                                                               -----------
                                                                                 5,330,012
INTERNET SOFTWARE - 2.15%
Cisco Systems, Inc. *                                    314,200                 6,064,060
RSA Security, Inc. *                                      43,000                   862,580
VeriSign, Inc. *                                           6,500                   217,880
                                                                               -----------
                                                                                 7,144,520
METAL & METAL PRODUCTS - 0.40%
Metals USA, Inc. * (a)                                    71,300                 1,322,615

NEWSPAPERS - 0.34%
Journal Register Company *                                59,100                 1,142,403

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT                VALUE
                                                       ---------          -------------
COMMON STOCKS (CONTINUED)

PAPER - 0.26%
Louisiana-Pacific Corp.                                   32,800           $     877,072

PETROLEUM SERVICES - 0.69%
Exxon Mobil Corp.                                         45,100               2,311,826

PHARMACEUTICALS - 2.48%
Caremark Rx, Inc. *                                       37,700               1,486,511
Forest Laboratories, Inc. *                               37,600               1,686,736
Pfizer, Inc.                                             189,000               5,082,210
                                                                           -------------
                                                                               8,255,457
PUBLISHING - 2.62%
Gannett Company, Inc.                                    106,700               8,717,390

REAL ESTATE - 138%
General Growth Properties, Inc., REIT                    126,900               4,588,704

RETAIL TRADE - 6.01%
Bed Bath & Beyond, Inc. *                                 75,100               2,991,233
CVS Corp.                                                188,900               8,513,723
Dicks Sporting Goods, Inc. * (a)                          25,300                 889,295
Home Depot, Inc.                                          98,900               4,226,986
Manning Greg Auctions, Inc. * (a)                         66,800                 826,984
Staples, Inc.                                             75,500               2,545,105
                                                                           -------------
                                                                              19,993,326
SEMICONDUCTORS - 1.98%
Marvell Technology Group, Ltd.                            66,800               2,369,396
Microsemi Corp.                                          146,800               2,548,448
Silicon Image, Inc. * (a)                                101,900               1,677,274
                                                                           -------------
                                                                               6,595,118
SOFTWARE - 3.89%
BEA Systems, Inc. *                                      154,700               1,370,642
Microsoft Corp.                                          381,700              10,195,207
SS&C Technologies, Inc. (a)                               14,400                 297,360
Ulticom, Inc. * (a)                                       68,200               1,093,246
                                                                           -------------
                                                                              12,956,455
STEEL - 0.28%
United States Steel Corp.                                 18,500                 948,125

TELEPHONE - 1.52%
AT&T Corp.                                               264,900               5,048,994

TOBACCO - 0.56%
Altria Group, Inc.                                        30,600               1,869,660

TRANSPORTATION - 0.92%
Heartland Express, Inc.                                   45,800               1,029,126
Teekay Shipping Corp.-USD                                 25,500               1,073,805
Tsakos Energy Navigation, Ltd.                            26,600                 952,014
                                                                           -------------
                                                                               3,054,945
TRAVEL SERVICES - 0.15%
Navigant International, Inc. * (a)                        41,600                 506,272

TRUCKING & FREIGHT - 0.25%
Knight Transportation, Inc. (a)                           33,400                 828,320
                                                                           -------------
TOTAL COMMON STOCKS (Cost $309,435,706)                                    $ 334,351,658
                                                                           -------------
SHORT TERM INVESTMENTS - 10.26%
BP Capital Markets PLC
 2.15% due 01/03/2005                                $ 2,800,000           $   2,799,665
State Street Navigator Securities Lending
 Prime Portfolio (c)                                  31,341,436              31,341,436
                                                                           -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $34,141,101)                                                         $  34,141,101
                                                                           -------------
REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State Street
 Corp. dated 12/31/2004 at 1.45% to
 be repurchased at $94,011 on
 1/3/2005, collateralized by $70,000
 U.S. Treasury Bonds, 8.875% due
 02/15/2019 (valued at $102,834,
 including interest) (c)                             $    94,000           $      94,000
                                                                           -------------
 TOTAL REPURCHASE AGREEMENTS
 (COST $94,000)                                                            $      94,000
                                                                           -------------
 TOTAL INVESTMENTS (QUANTITATIVE ALL CAP TRUST)
  (COST $343,670,807) - 110.73%                                            $ 368,586,759
 LIABILITIES IN EXCESS OF OTHER ASSETS - (10.73)%                            (35,717,314)
                                                                           -------------
 TOTAL NET ASSETS - 100.00%                                                $ 332,869,445
                                                                           =============

ALL CAP CORE TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT                  VALUE
                                                      ---------             -----------
COMMON STOCKS - 93.21%

AEROSPACE - 2.05%
Boeing Company                                           36,900             $ 1,910,313
Raytheon Company                                         93,400               3,626,722
                                                                            -----------
                                                                              5,537,035
AGRICULTURE - 1.06%
Monsanto Company                                         51,700               2,871,935

APPAREL & TEXTILES - 1.17%
NIKE, Inc., Class B                                      23,100               2,094,939
VF Corp.                                                 19,000               1,052,220
                                                                            -----------
                                                                              3,147,159
AUTO PARTS - 1.54%
American Axle & Manufacturing  Holdings,
  Inc. (a)                                               83,700               2,566,242
Autoliv, Inc.                                            33,000               1,593,900
                                                                            -----------
                                                                              4,160,142
AUTOMOBILES - 0.19%
Monaco Coach Corp. (a)                                   10,500                 215,985
Tenneco Automotive, Inc. *                               17,200                 296,528
                                                                            -----------
                                                                                512,513
BANKING - 5.82%
Bank of America Corp.                                   136,700               6,423,533
Flagstar Bancorp, Inc. (a)                               12,600                 284,760
Golden West Financial Corp.                               5,000                 307,100
National City Corp.                                       2,600                  97,630
US Bancorp                                              149,900               4,694,868

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                  SHARES
                                                    OR
                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                 ---------    -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)

Wachovia Corp.                                     61,900     $  3,255,940
Wells Fargo Company                                10,500          652,575
                                                              ------------
                                                                15,716,406
BIOTECHNOLOGY - 0.37%
Charles River Laboratories
   International, Inc. * (a)                       21,600          993,816

BROADCASTING - 0.43%
UnitedGlobalCom, Inc., Class A (a)                118,800        1,147,608

BUSINESS SERVICES - 2.70%
Brinks Company                                     33,100        1,308,112
Cendant Corp.                                     144,800        3,385,424
Coinstar, Inc. * (a)                                8,100          217,323
Corporate Executive Board Company                   5,500          368,170
Unisys Corp. *                                    198,900        2,024,802
                                                              ------------
                                                                 7,303,831
CELLULAR COMMUNICATIONS - 1.40%
Nextel Communications, Inc., Class A *             35,400        1,062,000
Nextel Partners, Inc., Class A *                   75,500        1,475,270
Western Wireless Corp., Class A * (a)              42,100        1,233,530
                                                              ------------
                                                                 3,770,800

CHEMICALS - 0.52%
Eastman Chemical Company                           20,500        1,183,465
Terra Industries, Inc. * (a)                       26,000          230,880
                                                              ------------
                                                                 1,414,345
COMPUTERS & BUSINESS EQUIPMENT - 2.79%
Ingram Micro, Inc., Class A *                      80,800        1,680,640
International Business Machines Corp.              37,000        3,647,460
MTS Systems Corp. (a)                               9,600          324,576
Sun Microsystems, Inc. *                          348,200        1,873,316
                                                              ------------
                                                                 7,525,992
CONTAINERS & GLASS - 0.78%
Owens-Illinois, Inc. *                             92,900        2,104,185

COSMETICS & TOILETRIES - 1.60%
The Gillette Company                               96,700        4,330,226

CRUDE PETROLEUM & NATURAL GAS - 2.30%
Apache Corp.                                       72,700        3,676,439
Burlington Resources, Inc.                         58,500        2,544,750
                                                              ------------
                                                                 6,221,189

DOMESTIC OIL - 1.03%
Houston Exploration Company *                       2,400          135,144
Magnum Hunter Resources, Inc. *                    23,500          303,150
Noble Energy, Inc. (a)                             38,100        2,349,246
                                                              ------------
                                                                 2,787,540

DRUGS & HEALTH CARE - 0.19%
Perrigo Company (a)                                20,800          359,216
Resources Care, Inc. *                             10,800          164,376
                                                              ------------
                                                                   523,592
ELECTRICAL EQUIPMENT - 1.79%
General Electric Company                          132,700        4,843,550

ELECTRICAL UTILITIES - 1.77%
CenterPoint Energy, Inc.                           19,300          218,090
Duke Energy Corp.                                 121,500        3,077,595
Exelon Corp.                                       33,800        1,489,566
                                                              ------------
                                                                 4,785,251

ELECTRONICS - 0.11%
California Micro Devices Corp. * (a)               40,200          285,018

FINANCIAL SERVICES - 5.81%
Citigroup, Inc.                                    42,600        2,052,468
City Holding Company (a)                            1,900           68,856
Downey Financial Corp.                              5,400          307,800
Federal Home Loan Mortgage Corp.                   63,900        4,709,430
J.P. Morgan Chase & Company                         7,740          301,937
Lehman Brothers Holdings, Inc.                     39,700        3,472,956
Morgan Stanley                                     71,900        3,991,888
Providian Financial Corp. *                        47,900          788,913
                                                              ------------
                                                                15,694,248

FOOD & BEVERAGES - 3.32%
Pilgrims Pride Corp.                               76,700        2,353,156
Tyson Foods, Inc., Class A                        148,800        2,737,920
William Wrigley Jr. Company                        56,000        3,874,640
                                                              ------------
                                                                 8,965,716

GAS & PIPELINE UTILITIES - 0.68%
El Paso Corp.                                     175,800        1,828,320

HEALTHCARE PRODUCTS - 4.31%
Becton, Dickinson & Company                        64,500        3,663,600
Dade Behring Holdings, Inc. *                       6,500          364,000
Johnson & Johnson                                 113,000        7,166,460
Respironics, Inc. *                                 8,300          451,188
                                                              ------------
                                                                11,645,248

HEALTHCARE SERVICES - 3.08%
Amedisys, Inc. * (a)                                9,000          291,510
Covance, Inc. *                                     7,800          302,250
Coventry Health Care, Inc.                         52,100        2,765,468
UnitedHealth Group, Inc.                           56,300        4,956,089
                                                              ------------
                                                                 8,315,317

HOMEBUILDERS - 0.01%
Toll Brothers, Inc. * (a)                             200           13,722

HOTELS & RESTAURANTS - 0.73%
CEC Entertainment, Inc.                            10,200          407,694
McDonald's Corp.                                   48,600        1,558,116
                                                              ------------
                                                                 1,965,810

INDUSTRIAL MACHINERY - 1.06%
Cummins, Inc. (a)                                  34,100        2,857,239

INSURANCE - 3.82%
American International Group, Inc.                  1,200           78,804
Chubb Corp.                                        30,200        2,322,380
Fremont General Corp. (a)                          41,100        1,034,898
Loews Corp.                                        18,200        1,279,460
MetLife, Inc.                                      38,900        1,575,839
Philadelphia Consolidated Holding Corp. * (a)       3,600          238,104

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                  SHARES
                                                    OR
                                                 PRINCIPAL
                                                  AMOUNT          VALUE
                                                 ---------    ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
W.R. Berkley Corp.                                 80,150     $  3,780,675
                                                              ------------
                                                                10,310,160
INTERNATIONAL OIL - 1.38%
Anadarko Petroleum Corp.                           57,700        3,739,537

INTERNET CONTENT - 0.39%
Yahoo!, Inc. *                                     27,600        1,039,968

INTERNET RETAIL - 0.68%
eBay, Inc. *                                       15,900        1,848,852

INTERNET SOFTWARE - 1.68%
Cisco Systems, Inc. *                             234,800        4,531,640

LEISURE TIME - 1.55%
Regal Entertainment Group, Class A (a)             33,000          684,750
The Walt Disney Company                           126,000        3,502,800
                                                              ------------
                                                                 4,187,550
LIQUOR - 0.13%
Adolph Coors Company, Class B (a)                   4,600          348,082

MANUFACTURING - 1.75%
3M Company                                         57,700        4,735,439

MINING - 1.03%
Phelps Dodge Corp.                                 28,200        2,789,544

PAPER - 0.06%
Neenah Paper, Inc. * (a)                                6              196
Pope & Talbot, Inc.                                 9,700          165,967
                                                              ------------
                                                                   166,163

PETROLEUM SERVICES - 2.55%
Exxon Mobil Corp.                                  62,800        3,219,128
Valero Energy Corp.                                66,000        2,996,400
Veritas DGC, Inc. *                                30,200          676,782
                                                              ------------
                                                                 6,892,310

PHARMACEUTICALS - 5.72%
AmerisourceBergen Corp. (a)                        44,800        2,628,864
Bristol-Myers Squibb Company                       99,300        2,544,066
Gilead Sciences, Inc. *                            70,300        2,459,797
Medicis Pharmaceutical Corp., Class A              23,100          811,041
Merck & Company, Inc.                              77,500        2,490,850
Pfizer, Inc.                                      167,600        4,506,764
                                                              ------------
                                                                15,441,382

PUBLISHING - 1.49%
McGraw-Hill Companies, Inc.                        44,000        4,027,760

REAL ESTATE - 1.48%
Apartment Investment & Management                  16,600          639,764
  Company, Class A, REIT
Avalon Bay Communities, Inc., REIT                  7,800          587,340
Equity Office Properties Trust, REIT               29,600          861,952
Equity Residential, REIT                            8,200          296,676
Kimco Realty Corp., REIT                            5,500          318,945
New Century Financial Corp., REIT (a)               7,700          492,107
Pan Pacific Retail Properties, Inc., REIT           2,200          137,940
Simon Property Group, Inc., REIT                    5,100          329,817
Vornado Realty Trust, REIT                          4,400          334,972
                                                              ------------
                                                                 3,999,513

RETAIL GROCERY - 0.22%
7 Eleven, Inc. *                                   24,900          596,355

RETAIL TRADE - 5.65%
American Eagle Outfitters, Inc.                    45,000        2,119,500
Costco Wholesale Corp.                             65,300        3,161,173
GameStop Corp. *                                    3,781           84,732
Home Depot, Inc.                                  103,400        4,419,316
Payless ShoeSource, Inc. * (a)                     23,100          284,130
PETCO Animal Supplies, Inc. *                      15,800          623,784
Target Corp.                                       38,800        2,014,884
The Gap, Inc.                                     120,700        2,549,184
                                                              ------------
                                                                15,256,703

SEMICONDUCTORS - 4.66%
Cree, Inc. * (a)                                   36,000        1,442,880
Freescale Semiconductor-B, Inc. *                  15,800          290,088
Intel Corp.                                       214,100        5,007,799
Lam Research Corp. *                                1,300           37,583
Maxim Integrated Products, Inc.                    35,600        1,509,084
MEMC Electronic Materials, Inc. *                  55,400          734,050
Microchip Technology, Inc.                         63,700        1,698,242
Micron Technology, Inc. *                         150,200        1,854,970
                                                              ------------
                                                                12,574,696

SOFTWARE - 2.75%
Autodesk, Inc.                                     44,600        1,692,570
CCC Information Services Group, Inc. * (a)          8,831          196,137
Microsoft Corp.                                    91,500        2,443,965
Oracle Corp. *                                    225,800        3,097,976
                                                              ------------
                                                                 7,430,648

STEEL - 0.33%
United States Steel Corp.                          17,200          881,500

TELEPHONE - 2.73%
Sprint Corp. (FON Group)                          109,700        2,726,045
Verizon Communications, Inc.                      115,000        4,658,650
                                                              ------------
                                                                 7,384,695
TOBACCO - 0.47%
Altria Group, Inc.                                 20,900        1,276,990

TRAVEL SERVICES - 0.88%
American Express Company                           42,200        2,378,814

TRUCKING & FREIGHT - 3.20%
Fedex Corp.                                        41,900        4,126,731
J.B. Hunt Transport Services, Inc.                 26,500        1,188,525
Ryder Systems, Inc.                                69,400        3,315,238
                                                              ------------
                                                                 8,630,494
                                                              ------------
TOTAL COMMON STOCKS (Cost $229,236,550)                       $251,736,548
                                                              ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                          SHARES
                                                            OR
                                                        PRINCIPAL
                                                          AMOUNT            VALUE
                                                       ------------     -------------
WARRANTS - 0.02%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.02%
Lucent Technologies, Inc.
     (Expiration date 12/10/2007; strike
     price $2.75) *                                          27,106     $      42,828
                                                                        -------------
TOTAL WARRANTS (Cost $0)                                                $      42,828
                                                                        -------------
SHORT TERM INVESTMENTS - 6.19%
State Street Navigator Securities
     Lending Prime Portfolio (c)                       $ 15,729,157     $  15,729,157
United States Treasury Bills
     zero coupon due 01/27/2005 ****                      1,000,000           998,783
                                                                        -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $16,727,806)                                                      $  16,727,940
                                                                        -------------
REPURCHASE AGREEMENTS - 6.58%
Repurchase Agreement with State Street
     Corp. dated 12/31/2004 at 0.90% to
     be repurchased at $17,760,332 on
     1/3/2005, collateralized by
     $13,140,000 U.S. Treasury Bonds,
     7.625% due 02/15/2025 (valued at
     $18,116,775, including interest) (c)              $ 17,759,000     $  17,759,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $17,759,000)                                                      $  17,759,000
                                                                        -------------
TOTAL INVESTMENTS (ALL CAP CORE TRUST)
     (COST $263,723,356) - 106.00%                                      $ 286,266,316

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.00)%                           (16,203,660)
                                                                        -------------
TOTAL NET ASSETS - 100.00%                                              $ 270,062,656
                                                                        =============

LARGE CAP GROWTH TRUST

                                                          SHARES
                                                            OR
                                                        PRINCIPAL
                                                          AMOUNT            VALUE
                                                       ------------     -------------
COMMON STOCKS - 98.77%

ADVERTISING - 0.44%
Monster Worldwide, Inc. *                                    63,500     $   2,136,140

AEROSPACE - 4.06%
Armor Holdings, Inc. *                                       39,200         1,843,184
Boeing Company                                              103,800         5,373,726
Honeywell International, Inc.                               198,200         7,018,262
United Technologies Corp.                                    52,100         5,384,535
                                                                        -------------
                                                                           19,619,707

AGRICULTURE - 1.40%
Monsanto Company                                            122,000         6,777,100

AIR TRAVEL - 0.62%

Ryanair Holdings PLC, ADR * (a)                              30,400         1,238,800
Southwest Airlines Company                                  106,400         1,732,192
                                                                        -------------
                                                                            2,970,992

APPAREL & TEXTILES - 1.63%
NIKE, Inc., Class B                                          48,900         4,434,741
Polo Ralph Lauren Corp., Class A                             80,300         3,420,780
                                                                        -------------
                                                                            7,855,521

BANKING - 3.38%
Bank of America Corp.                                       118,300         5,558,917
Bank of New York Company, Inc.                               65,800         2,199,036
Wachovia Corp.                                               81,900         4,307,940
Wells Fargo Company                                          68,300         4,244,845
                                                                        -------------
                                                                           16,310,738

BIOTECHNOLOGY - 3.16%
Biogen Idec, Inc. *                                          75,600         5,035,716
Cephalon, Inc. * (a)                                         67,600         3,439,488
Genentech, Inc.                                              41,300         2,248,372
Genzyme Corp. *                                              28,800         1,672,416
Millennium Pharmaceuticals, Inc. *                           70,900           859,308
Protein Design Labs, Inc. * (a)                              95,900         1,981,294
                                                                        -------------
                                                                           15,236,594

BROADCASTING - 0.78%
Antena 3 de Television, SA * (a)                             30,478         2,192,867
Citadel Broadcasting Corp. * (a)                             98,500         1,593,730
                                                                        -------------
                                                                            3,786,597

BUILDING MATERIALS & CONSTRUCTION - 0.74%
American Standard Companies, Inc.                            86,900         3,590,708

BUSINESS SERVICES - 0.57%
DST Systems, Inc. *                                          52,800         2,751,936

CABLE AND TELEVISION - 3.19%
British Sky Broadcasting Group PLC-ADR (a)                   50,675         2,212,977
Comcast Corp.-Special Class A *                              67,900         2,229,836
Time Warner, Inc. *                                         564,600        10,975,824
                                                                        -------------
                                                                           15,418,637

CELLULAR COMMUNICATIONS - 1.90%
Motorola, Inc.                                              166,600         2,865,520
Nextel Communications, Inc., Class A *                      121,300         3,639,000
Nextel Partners, Inc., Class A * (a)                        136,400         2,665,256
                                                                        -------------
                                                                            9,169,776

COMPUTERS & BUSINESS EQUIPMENT - 5.83%
Apple Computer, Inc. *                                       87,200         5,615,680
CDW Corp.                                                    19,260         1,277,901
Dell, Inc. *                                                258,600        10,897,404
EMC Corp. *                                                 289,100         4,298,917
International Business Machines Corp.                        48,000         4,731,840
Storage Technology Corp. *                                   41,400         1,308,654
                                                                        -------------
                                                                           28,130,396

COSMETICS & TOILETRIES - 2.85%
Alberto Culver Company, Class B                              87,600         4,254,732
The Gillette Company                                        102,600         4,594,428
The Procter & Gamble Company                                 89,200         4,913,136
                                                                        -------------
                                                                           13,762,296

CRUDE PETROLEUM & NATURAL GAS - 1.47%
ChevronTexaco Corp.                                          88,800         4,662,888

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                          SHARES
                                                            OR
                                                        PRINCIPAL
                                                          AMOUNT            VALUE
                                                       ------------     -------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS
(CONTINUED)
Occidental Petroleum Corp.                                   41,400     $   2,416,104
                                                                        -------------
                                                                            7,078,992

ELECTRICAL EQUIPMENT - 3.65%
General Electric Company                                    436,700        15,939,550
Molex, Inc. (a)                                              56,500         1,695,000
                                                                        -------------
                                                                           17,634,550

ELECTRICAL UTILITIES - 0.38%
Exelon Corp.                                                 41,200         1,815,684


ELECTRONICS - 1.41%
L-3 Communications Holdings, Inc.                            24,900         1,823,676
Solectron Corp. *                                           396,400         2,112,812
Thermo Electron Corp. *                                      47,700         1,440,063
Vishay Intertechnology, Inc. * (a)                           96,000         1,441,920
                                                                        -------------
                                                                            6,818,471

FINANCIAL SERVICES - 5.97%
Ameritrade Holding Corp. *                                   86,900         1,235,718
Charles Schwab Corp.                                        150,900         1,804,764
Citigroup, Inc.                                             126,466         6,093,132
Deutsche Boerse AG (a)                                       36,063         2,161,683
J.P. Morgan Chase & Company                                  93,456         3,645,718
Knight Trading Group, Inc. * (a)                             84,000           919,800
MBNA Corp.                                                  153,200         4,318,708
Morgan Stanley                                              155,700         8,644,464
                                                                        -------------
                                                                           28,823,987

FOOD & BEVERAGES - 1.82%
Kellogg Company                                              64,700         2,889,502
PepsiCo, Inc.                                                60,100         3,137,220
The Coca-Cola Company                                        65,700         2,735,091
                                                                        -------------
                                                                            8,761,813

HEALTHCARE PRODUCTS - 2.56%
Baxter International, Inc.                                   50,700         1,751,178
Johnson & Johnson                                            87,800         5,568,276
Medtronic, Inc.                                             101,400         5,036,538
                                                                        -------------
                                                                           12,355,992

HEALTHCARE SERVICES - 0.83%
UnitedHealth Group, Inc.                                     45,400         3,996,562

HOTELS & RESTAURANTS - 0.24%
Hilton Group PLC                                            212,657         1,159,106

INDUSTRIAL MACHINERY - 4.12%
AGCO Corp. * (a)                                             96,000         2,101,440
Caterpillar, Inc.                                            89,100         8,688,141
Deere & Company                                              47,400         3,526,560
Graco, Inc. (a)                                              89,875         3,356,831
W.W. Grainger, Inc.                                          33,200         2,211,784
                                                                        -------------
                                                                           19,884,756

INSURANCE - 2.61%
AFLAC, Inc.                                                  26,900         1,071,696
Ambac Financial Group, Inc.                                  36,200         2,973,106
American International Group, Inc.                          130,256         8,553,912
                                                                        -------------
                                                                           12,598,714

INTERNET CONTENT - 2.00%
CNET Networks, Inc. * (a)                                   189,112         2,123,728
Yahoo!, Inc. *                                              199,200         7,505,856
                                                                        -------------
                                                                            9,629,584

INTERNET RETAIL - 0.71%
eBay, Inc. *                                                 29,500         3,430,260

INTERNET SOFTWARE - 2.50%
Cisco Systems, Inc. *                                       489,380         9,445,034
Juniper Networks, Inc. * (a)                                 96,100         2,612,959
                                                                        -------------
                                                                           12,057,993

LEISURE TIME - 2.93%
Rank Group PLC                                              340,400         1,721,688
The Walt Disney Company                                     386,757        10,751,845
Vivendi Universal, ADR *                                     52,800         1,693,296
                                                                        -------------
                                                                           14,166,829

MANUFACTURING - 2.52%
3M Company                                                   26,200         2,150,234
Tyco International, Ltd.                                    279,700         9,996,478
                                                                        -------------
                                                                           12,146,712

METAL & METAL PRODUCTS - 0.27%
Precision Castparts Corp.                                    19,900         1,307,032

MINING - 0.29%
Newmont Mining Corp.                                         31,300         1,390,033

PETROLEUM SERVICES - 4.56%                                   48,300         2,060,961
Baker Hughes, Inc.                                          173,100         8,873,106
Exxon Mobil Corp.                                           121,400         8,127,730
Schlumberger, Ltd.                                           64,600         2,932,840
                                                                        -------------
Valero Energy Corp.                                                        21,994,637

PHARMACEUTICALS - 4.39%
Allergan, Inc.                                               43,400         3,518,438
Merck & Company, Inc.                                        66,800         2,146,952
Pfizer, Inc.                                                290,122         7,801,381
Roche Holdings AG-Genusschein                                43,921         5,038,789
Wyeth                                                        62,800         2,674,652
                                                                        -------------
                                                                           21,180,212

PHOTOGRAPHY - 0.20%
Konica Minolta Holdings, Inc. * (a)                          74,500           986,275

PUBLISHING - 0.30%
Tribune Company                                              34,000         1,432,760

RAILROADS & EQUIPMENT - 1.04%
Norfolk Southern Corp.                                      138,900         5,026,791

RETAIL GROCERY - 0.54%
Safeway, Inc. *                                             131,800         2,601,732

RETAIL TRADE - 4.49%
Home Depot, Inc.                                            181,200         7,744,488
MSC Industrial Direct Company, Inc., Class A                 31,600         1,136,968

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                          SHARES
                                                            OR
                                                        PRINCIPAL
                                                          AMOUNT            VALUE
                                                       ------------     -------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
The Gap, Inc.                                                72,100     $   1,522,752
Tuesday Morning Corp. * (a)                                  24,800           759,624
Walgreen Company                                             69,900         2,682,063
Wal-Mart Stores, Inc.                                       148,300         7,833,206
                                                                        -------------
                                                                           21,679,101

SEMICONDUCTORS - 5.80%
Altera Corp. *                                              122,700         2,539,890
Analog Devices, Inc.                                        126,500         4,670,380
Applied Materials, Inc. *                                    93,600         1,600,560
Intel Corp.                                                 321,200         7,512,868
KLA-Tencor Corp. *                                           23,200         1,080,656
Marvell Technology Group, Ltd.                              101,000         3,582,470
Microchip Technology, Inc.                                   40,400         1,077,064
Texas Instruments, Inc.                                     139,100         3,424,642
Tokyo Electron, Ltd. *                                       23,600         1,449,586
Xilinx, Inc.                                                 36,300         1,076,295
                                                                        -------------
                                                                           28,014,411

SOFTWARE - 4.61%
Ascential Software Corp. *                                  103,200         1,683,192
Microsoft Corp.                                             672,500        17,962,475
Oracle Corp. *                                              188,800         2,590,336
                                                                        -------------
                                                                           22,236,003

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.27%
Philippine Long Distance
   Telephone Company, ADR * * (a)                            55,600         1,386,108
PT Indonesian Satellite Corp. TBK, ADR (a)                   68,400         2,132,712
PT Telekomunikasi Indonesia, ADR (a)                        112,500         2,364,750
QUALCOMM, Inc.                                               62,800         2,662,720
SBC Communications, Inc.                                     93,300         2,404,341
                                                                        -------------
                                                                           10,950,631

TELEPHONE - 1.45%
Verizon Communications, Inc.                                173,100         7,012,281

TRANSPORTATION - 0.03%
Alexander & Baldwin, Inc. (a)                                 3,800           161,196

TRAVEL SERVICES - 1.92%
American Express Company                                    164,500         9,272,865

TRUCKING & FREIGHT - 0.34%
Ryder Systems, Inc.                                          33,900         1,619,403
                                                                        -------------
TOTAL COMMON STOCKS (Cost $407,937,430)                                 $ 476,742,506
                                                                        -------------
WARRANTS - 0.00%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Lucent Technologies, Inc.
   (Expiration date 12/10/2007; strike
   price $2.75) *                                            16,992            26,847
                                                                        -------------
TOTAL WARRANTS (Cost $0)                                                $      26,847
                                                                        -------------

SHORT TERM INVESTMENTS - 6.15%
State Street Navigator Securities
    Lending Prime Portfolio (c)                        $ 29,708,603     $  29,708,603
                                                                        -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $29,708,603)                                                      $  29,708,603
                                                                        -------------
REPURCHASE AGREEMENTS - 1.54%
Repurchase Agreement with State Street
    Corp. dated 12/31/2004 at 1.75% to
    be repurchased at $7,418,082 on
    1/3/2005, collateralized by
    $6,040,000 U.S. Treasury Bonds,
    6.625% due 02/15/2027 (valued at
    $7,567,933, including interest) (c)                $  7,417,000     $   7,417,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,417,000)                                                       $   7,417,000
                                                                        -------------
TOTAL INVESTMENTS (LARGE CAP GROWTH TRUST)
    (COST $445,063,033) - 106.46%                                       $ 513,894,956
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.46)%                           (31,205,533)
                                                                        -------------
TOTAL NET ASSETS - 100.00%                                              $ 482,689,423
                                                                        =============

BLUE CHIP GROWTH TRUST

                                                          SHARES
                                                            OR
                                                        PRINCIPAL
                                                          AMOUNT            VALUE
                                                       ------------     -------------
COMMON STOCKS - 99.04%

ADVERTISING - 0.23%
Omnicom Group, Inc.                                          48,500     $   4,089,520

AEROSPACE - 1.59%
General Dynamics Corp.                                       66,500         6,955,900
Honeywell International, Inc.                               254,000         8,994,140
Lockheed Martin Corp.                                       201,000        11,165,550
Rockwell Collins, Inc.                                       32,400         1,277,856
                                                                        -------------
                                                                           28,393,446

AGRICULTURE - 0.07%
Monsanto Company                                             21,400         1,188,770

BANKING - 4.01%
Bank of America Corp.                                       418,300        19,655,917
Bank of New York Company, Inc.                              240,200         8,027,484
Northern Trust Corp.                                        317,600        15,429,008
US Bancorp                                                  404,700        12,675,204
Wells Fargo Company                                         250,900        15,593,435
                                                                        -------------
                                                                           71,381,048

BIOTECHNOLOGY - 2.48%
Amgen, Inc. *                                               445,600        28,585,240
Biogen Idee, Inc. *                                         148,200         9,871,602
Genentech, Inc. *                                           105,900         5,765,196
                                                                        -------------
                                                                           44,222,038

BROADCASTING - 2.30%
Clear Channel Communications, Inc.                          130,900         4,383,841
Liberty Media Corp., Series A                               424,400         4,659,912
News Corp. (a)                                              700,600        13,073,196

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                          SHARES
                                                            OR
                                                        PRINCIPAL
                                                          AMOUNT            VALUE
                                                       ------------     -------------
COMMON STOCK (CONTINUED)

BROADCASTING (CONTINUED)
Viacom, Inc., Class B                                       515,784     $  18,769,380
                                                                        -------------
                                                                           40,886,329

BUSINESS SERVICES - 2.67%
Accenture, Ltd., Class A *                                  201,800         5,448,600
Affiliated Computer Services, Inc., Class A *               159,900         9,624,381
Automatic Data Processing, Inc.                             116,400         5,162,340
Cendant Corp.                                               366,000         8,557,080
ChoicePoint, Inc. *                                          72,400         3,329,676
Electronic Arts, Inc. *                                       5,700           351,576
First Data Corp.                                            211,300         8,988,702
VERITAS Software Corp. *                                    214,125         6,113,269
                                                                        -------------
                                                                           47,575,624

CABLE AND TELEVISION - 1.97%
Comcast Corp.-Special Class A *                             273,200         8,971,888
EchoStar Communications Corp., Class A                      210,700         7,003,668
Time Warner, Inc. *                                         982,700        19,103,688
                                                                        -------------
                                                                           35,079,244

CELLULAR COMMUNICATIONS - 1.74%
AMERICA Movil S.A de C.V., Series L, ADR                     36,200         1,895,070
Nextel Communications, Inc., Class A *                      702,900        21,087,000
Vodafone Group PLC, ADR                                     291,450         7,979,901
                                                                        -------------
                                                                           30,961,971

COLLEGES & UNIVERSITIES - 0.65%
Apollo Group, Inc., Class A *                               143,700        11,598,027

COMPUTERS & BUSINESS EQUIPMENT - 2.48%
Dell, Inc. *                                                856,800        36,105,552
International Business Machines Corp.                        49,900         4,919,142
Lexmark International, Inc. *                                36,400         3,094,000
                                                                        -------------
                                                                           44,118,694

COSMETICS & TOILETRIES - 0.61%
The Gillette Company                                         76,400         3,421,192
The Procter & Gamble Company                                135,500         7,463,340
                                                                        -------------
                                                                           10,884,532

CRUDE PETROLEUM & NATURAL GAS - 0.43%
ChevronTexaco Corp.                                         146,600         7,697,966

DOMESTIC OIL - 0.15%
Murphy Oil Corp.                                             34,100         2,743,345

ELECTRICAL EQUIPMENT - 3.03%
General Electric Company                                  1,478,400        53,961,600

ELECTRONICS - 0.77%
Adobe Systems, Inc.                                         219,900        13,796,526

FINANCIAL SERVICES - 13.74%
Ameritrade Holding Corp. *                                  832,200        11,833,884
Charles Schwab Corp.                                        556,200         6,652,152
Citigroup, Inc.                                           1,273,896        61,376,309
Federal Home Loan Mortgage Corp.                            156,500        11,534,050
Federal National Mortgage Association                        43,600         3,104,756
Fiserv, Inc. *                                              180,400         7,250,276
Franklin Resources, Inc.                                    290,000        20,198,500
Legg Mason, Inc.                                            239,350        17,534,781
Mellon Financial Corp.                                      447,700        13,927,947
Merrill Lynch & Company, Inc.                               305,900        18,283,643
Morgan Stanley                                              134,600         7,472,992
SLM Corp.                                                   313,100        16,716,409
State Street Corp. (c)                                      657,200        32,281,664
The Goldman Sachs Group, Inc.                               160,400        16,688,016
                                                                        -------------
                                                                          244,855,379

FOOD & BEVERAGES - 1.29%
PepsiCo, Inc.                                               259,370        13,539,114
Starbucks Corp. *                                           106,900         6,666,284
The Coca-Cola Company                                        65,200         2,714,276
                                                                        -------------
                                                                           22,919,674

HEALTHCARE PRODUCTS - 3.50%
Biomet, Inc.                                                 94,800         4,113,372
Boston Scientific Corp. *                                   199,500         7,092,225
Johnson & Johnson                                           346,000        21,943,320
Medtronic, Inc.                                             365,400        18,149,418
St. Jude Medical, Inc. *                                     93,400         3,916,262
Stryker Corp.                                               147,200         7,102,400
                                                                        -------------
                                                                           62,316,997

HEALTHCARE SERVICES - 5.26%
UnitedHealth Group, Inc.                                    680,900        59,939,628
Wellpoint, Inc. *                                           294,000        33,810,000
                                                                        -------------
                                                                           93,749,628

HOTELS & RESTAURANTS - 0.73%
Marriott International, Inc., Class A                       110,100         6,934,098
McDonald's Corp.                                            191,400         6,136,284
                                                                        -------------
                                                                           13,070,382

HOUSEHOLD PRODUCTS - 0.32%
Fortune Brands, Inc.                                         73,200         5,649,576

INDUSTRIAL MACHINERY - 0.66%
Deere & Company                                             157,100        11,688,240

INSURANCE - 3.83%
American International Group, Inc.                          559,027        36,711,303
Hartford Financial Services Group, Inc.                     244,300        16,932,433
Marsh & McLennan Companies, Inc.                            275,900         9,077,110
The St. Paul Travelers Companies, Inc.                      149,455         5,540,297
                                                                        -------------
                                                                           68,261,143

INTERNET CONTENT - 1.21%
Yahoo!, Inc. *                                              571,600        21,537,888

INTERNET RETAIL - 1.78%
Amazon.com, Inc. *                                           64,100         2,838,989
eBay, Inc. *                                                182,900        21,267,612
IAC/InterActiveCorp *                                       276,400         7,634,168
                                                                        -------------
                                                                           31,740,769

INTERNET SERVICE PROVIDER - 0.44%
Google, Inc., Class A *                                      40,700         7,859,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                     ----------      ----------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE - 2.03%
Cisco Systems, Inc. *                                   1,373,000  $   26,498,900
Juniper Networks, Inc. * (a)                              358,200       9,739,458
                                                                      -----------
                                                                       36,238,358

LEISURE TIME - 2.61%
Carnival Corp.                                            417,400      24,054,762
International Game Technology, Inc.                       651,800      22,408,884
                                                                      -----------
                                                                       46,463,646

MANUFACTURING - 4.08%
Danaher Corp.                                             657,400      37,741,334
Tyco International, Ltd.                                  978,496      34,971,447
                                                                      -----------
                                                                       72,712,781

MINING - 0.61%
BHP Billiton, Ltd.                                        723,300       8,656,092
Potash Corp. of Saskatchewan, Inc. (a)                     27,700       2,300,762
                                                                   --------------
                                                                       10,956,854

NEWSPAPERS - 0.80%
E.W. Scripps Company, Class A (a)                         200,300       9,670,484
Washington Post Company, Class B (a)                        4,587       4,509,112
                                                                   --------------
                                                                       14,179,596

PETROLEUM SERVICES - 3.84%
Baker Hughes, Inc.                                        456,800      19,491,656
BJ Services Company                                       148,000       6,887,920
Exxon Mobil Corp.                                          27,700       1,419,902
Schlumberger, Ltd.                                        340,600      22,803,170
Smith International, Inc.*                                281,500      15,316,415
Transocean,Inc. *                                          59,000       2,501,010
                                                                   --------------
                                                                       68,420,073

PHARMACEUTICALS - 4.46%
Abbott Laboratories                                       143,900       6,712,935
Elan Corp. PLC, ADR * (a)                                 244,000       6,649,000
Eli Lilly & Company                                        43,800       2,485,650
Forest Laboratories, Inc. *                               130,800       5,867,688
Gilead Sciences, Inc. *                                   371,100      12,984,789
Pfizer, Inc.                                              910,091      24,472,347
Teva Pharmaceutical Industries, Ltd., ADR (a)             283,300       8,459,338
Wyeth                                                     277,800      11,831,502
                                                                   --------------
                                                                       79,463,249

PUBLISHING - 0.05%
McGraw-Hill Companies, Inc.                                10,600         970,324

RETAIL GROCERY - 0.43%
Sysco Corp.                                               199,000       7,595,830

RETAIL TRADE - 6.61%
Best Buy Company, Inc.                                    351,900      20,909,898
CVS Corp.                                                  21,800         982,526
Home Depot, Inc.                                          665,800      28,456,292
Kohl's Corp. *                                            125,100       6,151,167
Target Corp.                                              573,700      29,792,241
Wal-Mart Stores, Inc.                                     596,400      31,501,848
                                                                   --------------
                                                                      117,793,972
SEMICONDUCTORS - 4.60%
Analog Devices, Inc.                                      374,900      13,841,308
Intel Corp.                                               846,000      19,787,940
KLA-Tencor Corp. *                                         59,000       2,748,220
Maxim Integrated Products, Inc.                           470,000      19,923,300
Microchip Technology, Inc. (a)                             65,100       1,735,566
QLogic Corp. *                                             40,700       1,494,911
Texas Instruments, Inc.                                   375,200       9,237,424
Xilinx, Inc.                                              445,900      13,220,935
                                                                   --------------
                                                                       81,989,604

SOFTWARE - 4.87%
Intuit, Inc. *                                            245,100      10,786,851
Microsoft Corp.                                         2,053,200      54,840,972
Oracle Corp. *                                            846,900      11,619,468
SAP AG, ADR (a)                                           213,600       9,443,256
                                                                   --------------
                                                                       86,690,547

STEEL - 0.83%
Nucor Corp.                                              281,300       14,723,242

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.44%
Corning, Inc. *                                          390,300        4,593,831
Nokia Oyj-Sponsored ADR                                  152,800        2,394,376
QUALCOMM, Inc.                                           321,300       13,623,120
Telus Corp. *                                            174,400        5,040,160
                                                                   --------------
                                                                       25,651,487

TOBACCO - 0.46%
Altria Group, Inc.                                       133,700        8,169,070

TRANSPORTATION - 0.67%
Harley-Davidson, Inc. (a)                                196,200       11,919,150

TRAVEL SERVICES - 1.33%
American Express Company                                 421,200       23,743,044

TRUCKING & FREIGHT - 1.38%
United Parcel Service, Inc., Class B                     286,700       24,501,382
                                                  --------------   --------------

TOTAL COMMON STOCKS(Cost $1,513,225,841)                           $1,764,409,735
                                                  --------------   --------------

SHORT TERM INVESTMENTS - 3.83%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $   46,964,142   $   46,964,142
T. Rowe Price Reserve Investment Fund
     0.00% (missing date) (c)                         21,160,901       21,160,901
                                                  --------------   --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $68,125,043)                                                 $   68,125,043
                                                  --------------   --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT              VALUE
                                                   -------------    -----------------
REPURCHASE AGREEMENTS - 0.13%

Repurchase Agreement with State Street
   Corp. dated 09/30/2004 at 0.90% to
   be repurchased at $2,317,174 on
   1/3/2005, collateralized by
   $1,615,000 U.S. Treasury Bonds,
   9.125% due 05/15/2018 (valued at
   $2,363,956, including interest) (c)             $   2,317,000    $      2,317,000
                                                   -------------    -----------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,317,000)                                                   $      2,317,000
                                                   -------------    -----------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH TRUST)
   (COST $1,583,667,884) - 103.00%                                  $  1,834,851,778
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.00)%                          (53,368,299)
                                                                    ----------------
TOTAL NET ASSETS - 100.00%                                          $  1,781,483,479
                                                                    ================

U.S. LARGE CAP TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   ------------
COMMON STOCKS - 96.41%

ADVERTISING - 0.48%
Monster Worldwide, Inc. *                          75,800   $  2,549,912
Omnicom Group, Inc.                                19,800      1,669,536
                                                            ------------
                                                               4,219,448

AEROSPACE - 2.08%
United Technologies Corp.                         177,200     18,313,620

ALUMINUM - 0.50%
Alcoa, Inc.                                       140,800      4,423,936

AUTO SERVICES - 0.27%
AutoNation, Inc. *                                122,900      2,360,909

BANKING - 2.75%
Golden West Financial Corp.                       191,800     11,780,356
Wells Fargo Company                               199,400     12,392,710
                                                            ------------
                                                              24,173,066

BIOTECHNOLOGY - 2.43%
Amgen, Inc. *                                     211,800     13,586,970
Applera Corp.-Applied Biosystems Group            260,300      5,442,873
Biogen Idec, Inc. *                                34,700      2,311,367
                                                            ------------
                                                              21,341,210

BROADCASTING - 0.45%
Clear Channel Communications, Inc.                 44,000      1,473,560
Viacom, Inc., Class B                              67,200      2,445,408
                                                            ------------
                                                               3,918,968

BUILDING MATERIALS & CONSTRUCTION - 0.90%
American Standard Companies, Inc.                 191,500      7,912,780

BUSINESS SERVICES - 2.85%
Affiliated Computer Services, Inc.,
     Class A * (a)                                183,500     11,044,865
Automatic Data Processing, Inc.                   121,700      5,397,395
Cadence Design Systems, Inc. *                    117,400      1,621,294

Fluor Corp. (a)                                   128,800      7,020,888
                                                            ------------
                                                              25,084,442

CABLE AND TELEVISION - 2.74%
Cablevision Systems New York Group, Class A *     176,147      4,386,060
Comcast Corp., Class A *                           65,800      2,189,824
The DIRECTV Group, Inc. *                         200,136      3,350,277
Time Warner, Inc. *                               729,000     14,171,760
                                                            ------------
                                                              24,097,921

CHEMICALS - 1.78%
Air Products & Chemicals, Inc.                     62,500      3,623,125
Dow Chemical Company                              124,000      6,139,240
E.I. Du Pont De Nemours & Company                 119,700      5,871,285
                                                            ------------
                                                              15,633,650

COMPUTERS & BUSINESS EQUIPMENT - 1.79%
International  Business Machines Corp.             46,000      4,534,680
Lexmark International, Inc. *                      34,900      2,966,500
Seagate Technology, Inc.                          160,500      2,771,835
Sun Microsystems, Inc. *                        1,018,500      5,479,530
                                                            ------------
                                                              15,752,545

COSMETICS & TOILETRIES - 1.22%
Avon Products, Inc.                                85,900      3,324,330
Estee Lauder Companies, Inc., Class A              41,500      1,899,455
Kimberly-Clark Corp.                               25,000      1,645,250
The Procter & Gamble Company                       69,800      3,844,584
                                                            ------------
                                                              10,713,619

DOMESTIC OIL - 1.21%
Unocal Corp.                                      246,300     10,650,012

DRUGS & HEALTH CARE - 0.17%
ImClone Systems, Inc. *                            33,000      1,520,640

ELECTRICAL EQUIPMENT - 2.83%
Cooper Industries, Ltd., Class A                   57,800      3,924,042
Emerson Electric Company                           26,800      1,878,680
General Electric Company                          522,400     19,067,600
                                                            ------------
                                                              24,870,322

ELECTRICAL UTILITIES - 1.47%
Duke Energy Corp.                                 289,900      7,343,167
The AES Corp. *                                   410,400      5,610,168
                                                            ------------
                                                              12,953,335

ELECTRONICS - 1.97%
Agilent Technologies, Inc. *                      299,404      7,215,636
Avnet, Inc. *                                     146,800      2,677,632
Flextronics International, Ltd. *                 181,800      2,512,476
Jabil Circuit, Inc. *                             193,500      4,949,730
                                                            ------------
                                                              17,355,474

FINANCIAL SERVICES - 9.89%
Americredit Corp. * (a)                            92,300      2,256,735
Federal Home Loan Mortgage Corp.                  133,800      9,861,060
Federal National Mortgage Association             157,600     11,222,696
IndyMac Bancorp, Inc.                             102,000      3,513,900
J.P. Morgan Chase & Company                       518,592     20,230,274

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT             VALUE
                                                   ---------       -------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
SLM Corp.                                            407,600       $  21,761,764
State Street Corp. (c)                                72,900           3,580,848
The Goldman Sachs Group, Inc.                         16,100           1,675,044
Washington Mutual, Inc.                              304,800          12,886,944
                                                                   -------------
                                                                      86,989,265

FOOD & BEVERAGES - 3.24%
Campbell Soup Company                                204,800           6,121,472
Kraft Foods, Inc., Class A                           167,600           5,968,236
PepsiCo, Inc.                                        147,900           7,720,380
The Pepsi Bottling Group, Inc.                        89,000           2,406,560
Unilever NV (a)                                       94,400           6,297,424
                                                                   -------------
                                                                      28,514,072

GAS & PIPELINE UTILITIES - 1.18%
Equitable Resources, Inc. (a)                         34,500           2,092,770
Kinder Morgan Management LLC                          82,782           3,369,227
Kinder Morgan, Inc.                                   31,700           2,318,221
Williams Companies, Inc. (a)                         157,400           2,564,046
                                                                   -------------
                                                                      10,344,264

HEALTHCARE PRODUCTS - 2.01%
Becton, Dickinson & Company                           62,800           3,567,040
Boston Scientific Corp. *                            150,500           5,350,275
Guidant Corp.                                         87,049           6,276,233
Medtronic, Inc.                                       49,400           2,453,698
                                                                   -------------
                                                                      17,647,246

HEALTHCARE SERVICES - 2.34%
DaVita, Inc. (a)                                      55,050           2,176,127
Lincare Holdings, Inc. * (a)                         248,200          10,585,730
Medco Health Solutions, Inc. *                        80,000           3,328,000
Wellpoint, Inc. *                                     39,100           4,496,500
                                                                   -------------
                                                                      20,586,357

HOLDINGS COMPANIES/CONGLOMERATES - 1.19%
Berkshire Hathaway, Inc., Class A *                      119          10,460,100

INDUSTRIAL MACHINERY - 0.54%
Ingersoll-Rand Company, Class A                       59,300           4,761,790

INSURANCE - 2.67%
American International Group, Inc.                   127,987           8,404,906
Assurant, Inc.                                         8,000             244,400
Chubb Corp.                                           34,700           2,668,430
Hartford Financial Services Group, Inc.               44,100           3,056,571
The PMI Group, Inc.                                  112,200           4,684,350
XL Capital, Ltd., Class A                             56,800           4,410,520
                                                                   -------------
                                                                      23,469,177

INTERNATIONAL OIL - 2.95%
Royal Dutch Petroleum Company- NY Shares (a)         263,800          15,136,844
Shell Transport & Trading Company PLC, ADR (a)        93,400           4,800,760
Weatherford International, Ltd. *                    116,500           5,976,450
                                                                   -------------
                                                                      25,914,054

INTERNET RETAIL - 1.93%
Amazon.com, Inc. *                                    44,000           1,948,760
eBay, Inc. *                                          80,500           9,360,540
                                                     204,500           5,648,290
                                                                   -------------
IAC/InterActiveCorp * (a)                                             16,957,590

INTERNET SERVICE PROVIDER - 0.22%
Google, Inc., Class A * (a)                            9,900           1,911,690

INTERNET SOFTWARE - 1.69%
Checkfree Corp. * (a)                                 65,400           2,490,432
Cisco Systems, Inc. *                                499,900           9,648,070
VeriSign, Inc. *                                      80,600           2,701,712
                                                                   -------------
                                                                      14,840,214

LEISURE TIME - 0.91%
Carnival Corp.                                       114,400           6,592,872
Las Vegas Sands Corp. *                               20,800             998,400
The Walt Disney Company                               14,900             414,220
                                                                   -------------
                                                                       8,005,492
LIQUOR - 1.31%
Anheuser-Busch Companies, Inc.                       227,700          11,551,221

MANUFACTURING - 0.61%
Illinois Tool Works, Inc.                             41,500           3,846,220
Tyco International, Ltd.                              41,900           1,497,506
                                                                   -------------
                                                                       5,343,726

MEDICAL-HOSPITALS - 0.32%
Tenet Healthcare Corp. *                             256,200           2,813,076

NEWSPAPERS - 0.19%
Knight-Ridder, Inc.                                   25,000           1,673,500

OFFICE FURNISHINGS & SUPPLIES - 0.21%
OfficeMax, Inc. (a)                                   58,300           1,829,454

PAPER - 0.33%
International Paper Company                           70,000           2,940,000

PETROLEUM SERVICES - 4.30%
Baker Hughes, Inc.                                    95,500           4,074,985
BJ Services Company                                   46,200           2,150,148
Exxon Mobil Corp.                                    283,100          14,511,706
Schlumberger, Ltd.                                   174,100          11,655,995
Transocean, Inc. *                                   127,800           5,417,442
                                                                   -------------
                                                                      37,810,276

PHARMACEUTICALS - 9.71%
Allergan, Inc.                                       178,500          14,470,995
AstraZeneca PLC, ADR (a)                             776,000          28,238,640
Eli Lilly & Company                                  195,500          11,094,625
Forest Laboratories, Inc. *                          483,200          21,676,352
Pfizer, Inc.                                         139,400           3,748,466
Teva Pharmaceutical Industries, Ltd., ADR (a)        206,400           6,163,104
                                                                   -------------
                                                                      85,392,182
RAILROADS & EQUIPMENT - 0.18%
Union Pacific Corp.                                   23,300           1,566,925

REAL ESTATE - 0.26%
General Growth Properties, Inc., REIT                 62,370           2,255,299

RETAIL GROCERY - 0.46%
Sysco Corp.                                          107,000           4,084,190

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT              VALUE
                                                ------------       -------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 4.71%
Costco Wholesale Corp.                               217,300       $  10,519,493
Dollar Tree Stores, Inc. * (a)                       133,000           3,814,440
Lowe's Companies, Inc.                               266,800          15,365,012
RadioShack Corp.                                      97,500           3,205,800
Target Corp.                                          71,400           3,707,802
Williams-Sonoma, Inc. *                              136,400           4,779,456
                                                                   -------------
                                                                      41,392,003
SEMICONDUCTORS - 7.03%
Advanced Micro Devices, Inc. * (a)                   118,300           2,604,966
Altera Corp. *                                       141,700           2,933,190
Applied Materials, Inc. *                          1,000,600          17,110,260
Applied Micro Circuits Corp. *                       312,300           1,314,783
ASML Holding NV * (a)                                 87,100           1,385,761
Credence Systems Corp. * (a)                          72,300             661,545
Freescale Semiconductor-A, Inc. * (a)                 36,000             641,520
Intel Corp.                                          245,900           5,751,601
KLA-Tencor Corp. *                                   276,100          12,860,738
Lam Research Corp. * (a)                              94,800           2,740,668
Linear Technology Corp.                               51,400           1,992,264
Micron Technology, Inc. *                            119,000           1,469,650
Novellus Systems, Inc.                                55,200           1,539,528
PMC-Sierra, Inc. * (a)                               156,900           1,765,125
Teradyne, Inc. *                                     254,400           4,342,608
Xilinx, Inc.                                          90,600           2,686,290
                                                                   -------------
                                                                      61,800,497
SOFTWARE - 1.76%
Microsoft Corp.                                      468,300          12,508,293
SAP AG, ADR (a)                                       67,100           2,966,491
                                                                   -------------
                                                                      15,474,784
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.58%
American Tower Corp., Class A *                       42,000             772,800
Corning, Inc. *                                      142,300           1,674,871
Polycom, Inc. *                                       72,900           1,700,028
QUALCOMM, Inc.                                       230,500           9,773,200
                                                                   -------------
                                                                      13,920,899
TELEPHONE - 3.22%
AT&T Corp. (a)                                       103,380           1,970,423
Qwest Communications International, Inc. *            97,900             434,676
Sprint Corp. (FON Group)                             883,200          21,947,520
Verizon Communications, Inc.                          98,400           3,986,184
                                                                   -------------
                                                                      28,338,803
TOBACCO - 1.22%
Altria Group, Inc.                                   175,200          10,704,720

TOYS, AMUSEMENTS & SPORTING GOODS - 0.19%
Mattel, Inc.                                          84,000           1,637,160

TRUCKING & FREIGHT - 0.17%
Navistar International Corp. * (a)                    33,600           1,477,728
                                                                   -------------
TOTAL COMMON STOCKS (Cost $717,061,755)                            $ 847,703,651
                                                                   -------------

WARRANTS - 0.00%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Lucent Technologies, Inc.
  (Expiration date 12/10/2007; strike
   price $2.75) *                                      5,269       $       8,325
                                                                   -------------
TOTAL WARRANTS (Cost $0)                                           $       8,325
                                                                   -------------

SHORT TERM INVESTMENTS - 4.97%
State Street Navigator Securities
  Lending Prime Portfolio (c)                   $ 43,683,370       $  43,683,370
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $43,683,370)                                                 $  43,683,370
                                                                   -------------
REPURCHASE AGREEMENTS - 3.80%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $33,439,508 on
   1/3/2005, collateralized by
   $34,320,000 U.S. Treasury Notes,
   1.875% due 11/30/2005 (valued at
   $34,109,721, including interest) (c)
                                                $ 33,437,000       $  33,437,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $33,437,000)                                                 $  33,437,000
                                                                   -------------

TOTAL INVESTMENTS (U.S. LARGE CAP TRUST)
    (COST $794,182,125) - 105.18%                                  $ 924,832,346
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.18)%                      (45,560,953)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 879,271,393
                                                                   =============

CORE EQUITY TRUST


                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                   ---------       -------------
COMMON STOCKS - 99.31%

ADVERTISING - 2.16%
WPP Group PLC                                        848,300       $   9,312,477

BUSINESS SERVICES - 2.91%
Electronic Arts, Inc. *                              204,100          12,588,888

CABLE AND TELEVISION - 6.14%
Comcast Corp., Class A *                             214,200           7,128,576
The DIRECTV Group, Inc. *                            575,000           9,625,500
Time Warner, Inc. *                                  503,300           9,784,152
                                                                   -------------
                                                                      26,538,228
CELLULAR COMMUNICATIONS - 7.64%
Nextel Communications, Inc., Class A *             1,100,000          33,000,000

COMPUTERS & BUSINESS EQUIPMENT - 2.78%
International Business Machines Corp.                 73,100           7,206,198
Seagate Technology, Inc.                             279,300           4,823,511
                                                                   -------------
                                                                      12,029,709
ELECTRICAL UTILITIES - 4.16%
The AES Corp. *                                    1,316,000          17,989,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT           VALUE
                                                              ----------    ---------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 15.76%
Capital One Financial Corp.                                      114,000    $     9,599,940
Citigroup, Inc.                                                  294,600         14,193,828
Countrywide Financial Corp.                                      244,000          9,030,440
Federal National Mortgage Association                            113,600          8,089,456
J.P. Morgan Chase & Company                                      396,972         15,485,877
Washington Mutual, Inc.                                          276,900         11,707,332
                                                                            ---------------
                                                                                 68,106,873

HEALTHCARE PRODUCTS - 0.49%
Baxter International, Inc.                                        60,600          2,093,124

HEALTHCARE SERVICES - 10.27%
Health Net, Inc. *                                               221,800          6,403,366
McKesson Corp.                                                   326,200         10,262,252
UnitedHealth Group, Inc.                                         315,100         27,738,253
                                                                            ---------------
                                                                                 44,403,871

INSURANCE - 6.65%
Aetna, Inc.                                                       84,900         10,591,275
MGIC Investment Corp.                                            164,600         11,342,586
The St. Paul Travelers Companies, Inc.                           183,500          6,802,345
                                                                            ---------------
                                                                                 28,736,206

INTERNET RETAIL - 14.69%
Amazon.com, Inc. *                                               549,600         24,341,784
eBay, Inc. *                                                     150,100         17,453,628
IAC/InterActiveCorp *                                            785,800         21,703,796
                                                                            ---------------
                                                                                 63,499,208

INTERNET SERVICE PROVIDER - 2.36%
Google, Inc., Class A *                                           52,849         10,205,142

MANUFACTURING - 7.01%
Tyco International, Ltd.                                         847,600         30,293,224

PHARMACEUTICALS - 0.55%
Pfizer, Inc.                                                      88,000          2,366,320

PHOTOGRAPHY - 3.18%
Eastman Kodak Company                                            425,900         13,735,275

RETAIL GROCERY - 3.01%
Albertsons, Inc.                                                 402,400          9,609,312
The Kroger Company *                                             194,200          3,406,268
                                                                            ---------------
                                                                                 13,015,580

RETAIL TRADE - 2.86%
Home Depot, Inc.                                                 251,700         10,757,658
Kmart Holding Corp. *                                             16,300          1,612,885
                                                                            ---------------
                                                                                 12,370,543

SANITARY SERVICES - 2.66%
Waste Management, Inc.                                           384,300         11,505,942

SOFTWARE - 1.28%
Intuit, Inc. *                                                   126,000          5,545,260

TELEPHONE - 2.75%
Qwest Communications International, Inc. *                     2,671,600         11,861,904
                                                                            ---------------
TOTAL COMMON STOCKS (Cost $374,877,216)                                     $   429,197,494
                                                                            ---------------

REPURCHASE AGREEMENTS - 0.38%

Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to
  be repurchased at $1,648,124 on
  1/3/2005, collateralized by
  $1,310,000 U.S. Treasury Bonds,
  7.50% due 11/15/2016 (valued at
  $1,683,963, including interest)                             $1,648,000    $     1,648,000
                                                                            ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,648,000)
                                                                            $     1,648,000
                                                                            ---------------

TOTAL INVESTMENTS (CORE EQUITY TRUST)
  (COST $376,525,216) - 99.69%                                              $   430,845,494

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.31%                                     1,356,058
                                                                            ---------------
TOTAL NET ASSETS - 100.00%                                                  $   432,201,552
                                                                            ===============

STRATEGIC VALUE TRUST

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT           VALUE
                                                              ----------    ---------------
COMMON STOCKS - 97.99%

ADVERTISING - 0.65%
The Interpublic Group of Companies, Inc. *                        77,300    $     1,035,820

AEROSPACE - 2.56%
Lockheed Martin Corp.                                             72,870          4,047,929

AIR TRAVEL - 0.56%
Southwest Airlines Company                                        54,290            883,841

BANKING - 1.36%
Bank of America Corp.                                             45,620          2,143,684

BIOTECHNOLOGY - 0.89%
MedImmune, Inc. *                                                 51,950          1,408,365

BROADCASTING - 3.69%
Viacom, Inc., Class B                                            160,490          5,840,231

CABLE AND TELEVISION - 3.24%
Comcast Corp.-Special Class A *                                  155,870          5,118,771

CELLULAR COMMUNICATIONS - 2.16%
Vodafone Group PLC, ADR                                          124,568          3,410,672

CHEMICALS - 1.13%
E.I. Du Pont De Nemours & Company                                 36,590          1,794,740

CONTAINERS & GLASS - 3.80%
Owens-Illinois, Inc. *                                           219,290          4,966,918
Smurfit-Stone Container Corp.                                     55,570          1,038,048
                                                                            ---------------
                                                                                  6,004,966

CRUDE PETROLEUM & NATURAL GAS - 1.40%
Devon Energy Corp.                                                56,970         2,217,272

ELECTRICAL EQUIPMENT - 2.36%
General Electric Company                                         102,090         3,726,285

ELECTRICAL UTILITIES - 1.80%
Calpine Corp. * (a)                                              721,570         2,842,986

FINANCIAL SERVICES - 13.01%
Federal Home Loan Mortgage Corp.                                  50,510         3,722,587

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE TRUST(CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT             VALUE
                                                ----------       -------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
J.P. Morgan Chase & Company                        141,920       $   5,536,299
MBNA Corp.                                          30,460             858,668
Mellon Financial Corp.                             119,740           3,725,111
Merrill Lynch & Company, Inc.                       59,760           3,571,855
PNC Financial Services Group                        55,040           3,161,498
                                                                 -------------
                                                                    20,576,018
FOOD & BEVERAGES - 2.68%
General Mills, Inc.                                 56,240           2,795,690
PepsiCo, Inc.                                       27,620           1,441,764
                                                                 -------------
                                                                     4,237,454

HEALTHCARE PRODUCTS - 2.46%
Johnson & Johnson                                   61,290           3,887,012

HEALTHCARE SERVICES - 1.35%
Apria Healthcare Group, Inc. * (a)                  64,660           2,130,548

INDUSTRIAL MACHINERY - 1.60%
Cooper Cameron Corp. *                              47,110           2,534,989

INSURANCE - 6.28%
Conseco, Inc. * (a)                                175,690           3,505,015
Hartford Financial Services Group, Inc.             40,080           2,777,945
The Allstate Corp.                                  70,650           3,654,018
                                                                 -------------
                                                                     9,936,978
INTERNATIONAL OIL - 1.89%
Noble Corp. *                                       60,000           2,984,400

LEISURE TIME - 2.25%
The Walt Disney Company                            128,220           3,564,516

MANUFACTURING - 0.14%
Tyco International, Ltd.                             6,000             214,440

MEDICAL-HOSPITALS - 1.54%
Tenet Healthcare Corp. *                           222,140           2,439,097

METAL & METAL PRODUCTS - 1.17%
Companhia Vale Do Rio Doce, ADR                     63,610           1,845,326

PAPER - 1.66%
Bowater, Inc. (a)                                   59,520           2,617,094

PETROLEUM SERVICES - 3.21%
BJ Services Company                                 35,220           1,639,139
GlobalSantaFe Corp.                                103,878           3,439,400
                                                                 -------------
                                                                     5,078,539
PHARMACEUTICALS - 8.15%
Abbott Laboratories                                 52,060           2,428,599
Merck & Company, Inc.                              174,320           5,602,645
Wyeth                                              114,130           4,860,797
                                                                 -------------
                                                                    12,892,041
RETAIL TRADE - 3.68%
Home Depot, Inc.                                    41,920           1,791,661
Rite Aid Corp. *                                   414,110           1,515,642
The  Gap, Inc.                                     118,590           2,504,621
                                                                 -------------
                                                                     5,811,924
SOFTWARE - 4.10%
Computer Associates International, Inc.            84,810            2,634,199
Microsoft Corp.                                   143,910            3,843,836
                                                                 -------------
                                                                     6,478,035
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.48%
Nokia Oyj-Sponsored ADR                           331,630            5,196,642
Nortel Networks Corp. *                         1,447,190            5,050,693
                                                                 -------------
                                                                    10,247,335
TELEPHONE - 9.39%
Sprint Corp. (FON Group)                          317,130            7,880,680
Verizon Communications, Inc.                      172,050            6,969,746
                                                                 -------------
                                                                    14,850,426
TOYS, AMUSEMENTS & SPORTING GOODS - 1.35%
Mattel, Inc.                                      109,610            2,136,299
                                                                 -------------
TOTAL COMMON STOCKS (Cost $135,747,092)                          $ 154,938,033
                                                                 -------------
SHORT TERM INVESTMENTS - 7.54%
Federal National Mortgage Association
    Discount Notes
    zero coupon due 01/03/2005                 $2,977,000        $   2,976,793
State Street Navigator Securities Lending
    Prime Portfolio (c)                         8,953,643            8,953,643
                                                                 -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,930,436)                                             $  11,930,436
                                                                 -------------
TOTAL INVESTMENTS (STRATEGIC VALUE TRUST)
    (COST $147,677,528) - 105.53%                                $ 166,868,469
LIABILITIES IN EXCESS OF OTHER
 ASSETS - (5.53)%                                                   (8,748,839)
                                                                 -------------
TOTAL NET ASSETS - 100.00%                                       $ 158,119,630
                                                                 =============

LARGE CAP VALUE TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT            VALUE
                                                ----------       -------------
COMMON STOCKS - 98.11%

AEROSPACE - 2.44%
Boeing Company                                      32,000       $   1,656,640
General Dynamics Corp.                               5,000             523,000
Northrop Grumman Corp.                              32,000           1,739,520
Textron, Inc.                                        4,100             302,580
                                                                 -------------
                                                                     4,221,740
AGRICULTURE - 1.08%
Archer-Daniels-Midland Company                      84,000           1,874,040

AUTOMOBILES - 1.28%
Ford Motor Company                                 151,000           2,210,640

BANKING - 5.56%
Am South Bancorp.                                   71,000           1,838,900
Bank of America Corp.                               38,000           1,785,620
Comerica, Inc.                                      19,000           1,159,380
Hibernia Corp., Class A                             49,000           1,445,990

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                             SHARES
                                               OR
                                            PRINCIPAL
                                              AMOUNT        VALUE
                                            ---------    -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
KeyCorp                                        61,000    $ 2,067,900
Wachovia Corp.                                 25,000      1,315,000
                                                         -----------
                                                           9,612,790
BUSINESS SERVICES - 2.53%
Computer Sciences Corp. *                      35,000      1,972,950
Electronic Data Systems Corp.                  89,000      2,055,900
NCR Corp. *                                     4,850        335,765
                                                         -----------
                                                           4,364,615
CELLULAR COMMUNICATIONS - 0.61%                61,000      1,049,200
Motorola, Inc.

CHEMICALS - 1.52%
E.I. Du Pont De Nemours & Company               8,000        392,400
Eastman Chemical Company (a)                    6,150        355,039
Lyondell Chemical Company                      65,000      1,879,800
                                                         -----------
                                                           2,627,239

COMPUTERS & BUSINESS EQUIPMENT - 4.98%
Apple Computer, Inc. *                         16,000      1,030,400
Hewlett-Packard Company                       163,000      3,418,110
Ingram Micro, Inc., Class A *                  27,000        561,600
Tech Data Corp. *                              34,000      1,543,600
Xerox Corp.*                                  121,000      2,058,210
                                                         -----------
                                                           8,611,920
CONTAINERS & GLASS - 0.81%
Ball Corp.                                     32,000      1,407,360

CRUDE PETROLEUM & NATURAL GAS - 8.62%
Amerada Hess Corp.                             22,000      1,812,360
Burlington Resources, Inc.                     49,000      2,131,500
ChevronTexaco Corp.                            90,000      4,725,900
Devon Energy Corp.                             56,000      2,179,520
Occidental Petroleum Corp.                     40,000      2,334,400
Sunoco, Inc.                                   21,000      1,715,910
                                                         -----------
                                                          14,899,590
DOMESTIC OIL - 1.03%
Unocal Corp.                                   41,000      1,772,840

ELECTRICAL EQUIPMENT - 3.40%
General Electric Company                      161,000      5,876,500

ELECTRICAL UTILITIES - 3.68%
Duke Energy Corp.                              85,000      2,153,050
Edison International                           54,000      1,729,620
Northeast Utilities                            11,350        213,948
TXU Corp. (a)                                  35,000      2,259,600
                                                         -----------
                                                           6,356,218
FINANCIAL SERVICES - 3.77%
Citigroup, Inc.                                70,000      3,372,600
Countrywide Financial Corp.                    23,000        851,230
J.P. Morgan Chase & Company                    10,000        390,100
Lehman Brothers Holdings, Inc.                 13,000      1,137,240
Providian Financial Corp. *                    46,000        757,620
                                                         -----------
                                                           6,508,790
FOOD & BEVERAGES - 0.64%
Tyson Foods, Inc., Class A                     60,000      1,104,000

GAS & PIPELINE UTILITIES - 0.72%
Dynegy, Inc., Class A * (a)                    81,000        374,220
El PasoCorp.                                   84,000        873,600
                                                         -----------
                                                           1,247,820
HEALTHCARE PRODUCTS - 0.72%
Becton, Dickinson & Company                    22,000      1,249,600

HEALTHCARE SERVICES - 2.11%
Humana, Inc. *                                 62,000      1,840,780
PacifiCare Health Systems, Inc. (a)            32,000      1,808,640
                                                         -----------
                                                           3,649,420
HOTELS & RESTAURANTS - 2.59%

McDonald's Corp.                               85,000      2,725,100
Starwood Hotels & Resorts Worldwide, Inc.      30,000      1,752,000
                                                         -----------
                                                           4,477,100
HOUSEHOLD APPLIANCES - 0.87%
Black & Decker Corp.                           17,000      1,501,610

INDUSTRIAL MACHINERY - 1.07%
Cummins, Inc.                                  22,000      1,843,380

INSURANCE - 15.55%
Aetna, Inc.                                    17,000      2,120,750
Allmerica Financial Corp. *                    42,000      1,378,860
American Financial Group, Inc.                  8,375        262,221
Chubb Corp.                                    27,000      2,076,300
CIGNA Corp.                                    26,000      2,120,820
Cincinnati Financial Corp.                     39,000      1,726,140
Hartford Financial Services Group, Inc.        33,000      2,287,230
Lincoln National Corp.                         40,000      1,867,200
Loews Corp.                                    26,000      1,827,800
MetLife, Inc.                                  51,000      2,066,010
Nationwide Financial Services, Inc., Class A    7,000        267,610
Prudential Financial, Inc.                     44,000      2,418,240
SAFECO Corp.                                   37,000      1,932,880
The Allstate Corp.                             51,000      2,637,720
UNUMProvident Corp. (a)                       105,000      1,883,700
                                                         -----------
                                                          26,873,481
INTERNATIONAL OIL - 3.11%
Anadarko Petroleum Corp.                       32,000      2,073,920
ConocoPhillips                                 38,000      3,299,540
                                                         -----------
                                                           5,373,460

INTERNET SOFTWARE - 0.92%
McAfee, Inc. *                                 55,000      1,591,150

MANUFACTURING - 1.85%
Rockwell Automation, Inc.                      34,000      1,684,700
The Stanley Works (a)                          31,000      1,518,690
                                                         -----------
                                                           3,203,390
MINING - 1.09%
Phelps Dodge Corp.                             19,000      1,879,480

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                    ------------   ------------
COMMON STOCKS (CONTINUED)

PAPER - 0.95%
Georgia-Pacific Corp.                                     44,000   $  1,649,120

PETROLEUM SERVICES - 7.23%
Exxon Mobil Corp.                                        204,000     10,457,040
Valero Energy Corp.                                       45,000      2,043,000
                                                                   ------------
                                                                     12,500,040
PHOTOGRAPHY - 1.01%
Eastman Kodak Company (a)                                 54,000      1,741,500

RAILROADS & EQUIPMENT - 1.21%
Norfolk Southern Corp.                                    58,000      2,099,020

RETAIL TRADE - 7.64%
American Eagle Outfitters, Inc.(a)                        38,000      1,789,800

Costco Wholesale Corp.                                    47,000      2,275,270
Federated Department Stores, Inc.                         34,000      1,964,860
Home Depot, Inc.                                          38,000      1,624,120
J.C. Penney Company, Inc.                                 48,000      1,987,200
Limited Brands                                            78,000      1,795,560
Nordstrom, Inc.                                           38,000      1,775,740
                                                                   ------------
                                                                     13,212,550
SOFTWARE - 2.06%
Autodesk, Inc.                                            45,000      1,707,750
Oracle Corp. *                                           135,000      1,852,200
                                                                   ------------
                                                                      3,559,950
STEEL - 2.16%
Nucor Corp. (a)                                           35,000      1,831,900
United States Steel Corp. (a)                             37,000      1,896,250
                                                                   ------------
                                                                      3,728,150
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.24%
Lucent Technologies, Inc. * (a)                          558,000      2,098,080
Tellabs, Inc. *                                          206,000      1,769,540
                                                                   ------------
                                                                      3,867,620
TOBACCO - 0.95%
UST, Inc.                                                 34,000      1,635,740

TRUCKING & FREIGHT - 0.11%
Ryder Systems, Inc.                                        4,150        198,246
                                                                   ------------
TOTAL COMMON STOCKS (Cost $ 146,262,622)                           $169,579,309
                                                                   ------------
SHORT TERM INVESTMENTS - 8.88%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $ 15,357,796   $ 15,357,796
                                                    ------------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $15,357,796)                                                 $ 15,357,796
                                                                   ------------

REPURCHASE AGREEMENTS - 1.65%
Repurchase Agreement with State
   Street Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $2,848,214 on 1/3/2005,
   collateralized by $2,435,000 U.S. Treasury
   Bonds, 6.125% due 08/15/2029 (valued at
   $2,906,781, including interest)                  $  2,848,000   $  2,848,000
                                                    ------------   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,848,000)                                                  $  2,848,000
                                                                   ------------
TOTAL INVESTMENTS (LARGE CAP VALUE TRUST)
   (COST $ 164,468,418) - 108.64%                                  $187,785,105

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.64)%                     (14,933,980)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $172,851,125
                                                                   ============

CLASSIC VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT          VALUE
                                              ------------   ------------
COMMON STOCKS - 94.75%
AEROSPACE - 3.81%
Boeing Company                                      10,575   $    547,468

AUTO PARTS - 3.15%
Johnson Controls, Inc.                               7,125        452,010

BANKING - 2.33%
Bank of America Corp.                                2,275        106,902
Comerica, Inc.                                       3,725        227,300
                                                             ------------
                                                                  334,202
BUSINESS SERVICES - 2.12%
Cendant Corp.                                       13,025        304,524

COMPUTERS & BUSINESS EQUIPMENT - 3.87%
Hewlett-Packard Company                             26,475        555,181

ELECTRICAL UTILITIES - 2.77%
Wisconsin Energy Corp.                              11,800        397,778

ENERGY - 0.87%
SCANA Corp. (a)                                      3,175        125,095

FINANCIAL SERVICES - 17.76%
CIT Group, Inc.                                      8,850        405,507
Citigroup, Inc.                                     12,725        613,090
Federal Home Loan Mortgage Corp.                     7,650        563,805
Federal National Mortgage Association                6,000        427,260
Morgan Stanley                                       9,725        539,932
                                                             ------------
                                                                2,549,594
FOOD & BEVERAGES - 3.67%
Sara Lee Corp.                                      21,825        526,856

HEALTHCARE SERVICES - 4.71%
HCA, Inc.                                            6,450        257,742
McKesson Corp.                                      13,325        419,205
                                                             ------------
                                                                  676,947
HOUSEHOLD APPLIANCES - 4.19%
Whirlpool Corp.                                      8,700        602,127

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CLASSIC VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                              ------------   ------------
COMMON STOCKS (CONTINUED)

INSURANCE - 24.95%
Aon Corp.                                           14,550   $    347,163
CIGNA Corp.                                          5,975        487,381
Loews Corp.                                          8,425        592,277
MBIA, Inc.                                           6,750        427,140
MetLife, Inc.                                       15,925        645,122
Radian Group, Inc.                                   2,800        149,072
The Allstate Corp.                                   6,450        333,594
Torchmark, Inc.                                      4,425        252,844
XL Capital, Ltd., Class A                            4,475        347,484
                                                             ------------
                                                                3,582,077
INTERNATIONAL OIL - 1.47%
ConocoPhillips                                       2,425        210,563

PETROLEUM SERVICES - 1.39%
BP PLC-sponsored ADR                                 3,425        200,020

PHARMACEUTICALS - 3.93%
Bristol-Myers Squibb Company                        10,950        280,539
Pfizer, Inc.                                        10,550        283,689
                                                             ------------
                                                                  564,228
RAILROADS & EQUIPMENT - 3.16%
Union Pacific Corp.                                  6,750        453,938

RETAIL TRADE - 5.23%
RadioShack Corp.                                    11,150        366,612
The TJX Companies, Inc.                             15,300        384,489
                                                             ------------
                                                                  751,101
SOFTWARE - 3.85%
Computer Associates International, Inc.             17,800        552,868

TOBACCO - 1.52%
Altria Group, Inc.                                   3,575        218,432
                                              ------------   ------------
TOTAL COMMON STOCKS (Cost $ 12,423,028)                      $ 13,605,009
                                                             ------------
SHORT TERM INVESTMENTS - 0.62%
State Street Navigator Securities
   Lending Prime Portfolio (c)                $     88,550   $     88,550
                                              ------------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 88,550)                                              $     88,550
                                                             ------------
REPURCHASE AGREEMENTS - 7.13%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to be
   repurchased at $1,024,077 on 1/3/2005,
   collateralized by 875,000 $ U.S. Treasury
   Bonds, 6.125% due 08/15/2029 (valued at
   $1,044,531, including interest) (c)        $  1,024,000   $  1,024,000
                                              ------------   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,024,000)                                            $  1,024,000
                                                             ------------
TOTAL INVESTMENTS (CLASSIC VALUE TRUST)
   (COST $13,535,578) - 102.50%                              $ 14,717,559
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.50)%                  (359,218)
                                                             ------------
TOTAL NET ASSETS - 100.00%                                   $ 14,358,341
                                                             ============

UTILITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                              ------------   ------------
COMMON STOCKS - 88.12%

ADVERTISING - 0.37%
Lamar Advertising Company *                          8,500   $    363,630

BROADCASTING - 8.43%
Citadel Broadcasting Corp. * (a)                    43,500        703,830
Cox Radio, Inc., Class A *                          43,140        710,947
Fox Entertainment Group, Inc., Class A *            11,500        359,490
Grupo Televisa SA, ADR                              22,900      1,385,450
News Corp.                                          90,420      1,687,237
Radio One, Inc., Class A *                          16,900        272,090
Radio One, Inc., Class D *                          28,000        451,360
TV Azteca SA de CV, ADR (a)                        103,470      1,063,672
Viacom, Inc., Class B                               45,680      1,662,295
                                                             ------------
                                                                8,296,371
BUSINESS SERVICES - 0.47%
R.H. Donnelley Corp. *                               7,900        466,495

CABLE AND TELEVISION - 5.19%
Cablevision Systems New York Group, Class A '       36,000        896,400
Comcast Corp.-Special Class A *                     74,620      2,450,521
EchoStar Communications Corp., Class A              17,740        589,677
Time Warner, Inc. *                                 60,300      1,172,232
                                                             ------------
                                                                5,108,830
CELLULAR COMMUNICATIONS - 5.41%
America Movil S.A. de C.V., Series L, ADR           29,760      1,557,936
KT Freetel *                                        28,520        680,491
Vodafone Group PLC                               1,138,270      3,080,313
                                                             ------------
ELECTRICAL EQUIPMENT - 0.80%                                    5,318,740
CPFL Energia SA, ADR * (a)                          39,810        790,627

ELECTRICAL UTILITIES - 30.98%
Cinergy Corp.                                       42,890      1,785,511
Constellation Energy Group, Inc.                    33,741      1,474,819
Dominion Resources, Inc.                            29,370      1,989,524
DTE Energy Company                                  31,000      1,337,030
E.ON AG                                             19,590      1,778,363
Edison International                                24,500        784,735
Electricidade De Portugal                          191,700        578,695
Endesa SA *                                         11,660        272,908
Enel SpA *                                          65,120        637,346
Enersis SA, ADR *                                  107,500        914,825
Entergy Corp.                                       41,430      2,800,254
Exelon Corp.                                        51,640      2,275,775
FirstEnergy Corp.                                    6,100        241,011
International Power PLC *                           61,900        183,223
Northwestern Corp. *                                56,930      1,594,040
NRG Energy, Inc. *                                  38,500      1,387,925
PG&E Corp. *                                        58,820      1,957,529
PPL Corp.                                           59,320      3,160,569
Red Electrica De Espana *                            8,100        180,922
Reliant Energy, Inc. *                              13,910        189,871
The AES Corp. *                                    181,800      2,485,206
TXU Corp.                                           38,260      2,470,066
                                                             ------------
                                                               30,480,147

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT        VALUE
                                                ---------  -----------
COMMON STOCKS (CONTINUED)

ENERGY - 4.20%
MDU Resources Group, Inc.                         34,580   $    922,594
RWEAG                                              8,200        451,784
SCANA Corp.                                       10,400        409,760
Sempra Energy                                     55,530      2,036,841
United Utilities PLC, Class A                     25,800        221,194
United Utilities PLC                               7,300         88,110
                                                           ------------
                                                              4,130,283

GAS & PIPELINE UTILITIES - 7.30%
AGL Resources, Inc.                               51,660      1,717,178
El Paso Corp.                                     68,400        711,360
Enagas *                                         113,840      1,880,084
Equitable Resources, Inc.                          1,480         89,777
Kinder Morgan, Inc.                               18,229      1,333,087
ONEOK, Inc.                                        4,010        113,964
Questar Corp.                                     12,790        651,778
Severn Trent PLC                                  34,300        635,451
Williams Companies, Inc.                           2,800         45,612
                                                           ------------
                                                              7,178,291

INTERNATIONAL OIL - 0.97%
EnCana Corp.- CAD                                  7,000        397,972
Noble Corp. *                                      7,540        375,040
Talisman Energy, Inc.- CAD                         6,900        185,533
                                                           ------------
                                                                958,545

LEISURE TIME - 0.53%
The Walt Disney Company                           18,800        522,640

PETROLEUM SERVICES - 2.45%
GlobalSantaFe Corp.                               11,340        375,468
Halliburton Company                               33,580      1,317,679
Pride International, Inc. *                       30,600        628,524
Total SA                                             400         87,016
                                                           ------------
                                                              2,408,687
POLLUTION CONTROL - 0.96%
Suez SA                                           35,700        948,178

PUBLISHING - 0.49%
Dex Media, Inc.                                   19,290       481,478

SANITARY SERVICES - 1.81%
AWG PLC                                           34,320        540,152
Veolia Environnement                              34,513      1,244,160
                                                           ------------
                                                              1,784,312

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 10.62%
Citizens Communications Company (a)               97,300      1,341,767
Compania de Telecomunicaciones de Chile
 S.A. (a)                                         24,200        272,008
Deutsche Telekom AG *                             95,770      2,158,570
France Telecom SA *                               11,500        379,226
Hanaro Telecom, Inc.*                            103,600        321,748
Iowa Telecommunications Services, Inc.*           12,000        258,840
NTL, Inc. *                                       11,400        831,744
SBC Communications, Inc.                          31,100        801,447
Singapore Telecommunications, Ltd. *             154,000        224,528
SK Telecom Company, Ltd., ADR (a)                 41,900        932,275
SK Telecom Company, Ltd.                           1,300        247,392
Telecom Corporation Of New Zealand (a)            29,500      1,046,070
Telus Corp.- CAD                                  26,740        772,128
Telus Corp.- CAD                                  28,510        858,310
                                                           ------------
                                                             10,446,053

TELEPHONE - 7.14%
Brasil Telecom Participacoes SA, ADR              18,900        721,035
CenturyTel, Inc.                                  35,900      1,273,373
Sprint Corp. (FON Group)                         104,685      2,601,422
Telefonica SA *                                   85,620      1,606,427
Verizon Communications, Inc.                      20,200        818,302
        `                                                  ------------
                                                              7,020,559
                                                           ------------
TOTAL COMMON STOCKS (Cost $71,898,897)                     $ 86,703,866
                                                           ------------
PREFERRED STOCKS - 0.77%

ELECTRICAL UTILITIES - 0.46%
AES Trust III (a)                                  9,280        457,968

ENERGY-0.31%
Sempra Energy                                      9,780        304,354
                                                           ------------
TOTAL PREFERRED STOCKS (Cost $633,260)                     $    762,322
                                                           ------------
CORPORATE BONDS - 7.00%
BROADCASTING - 0.01%
Continental Cablevision, Inc.
   9.50% due 08/01/2013                         $  8,000          8,661

CELLULAR COMMUNICATIONS - 1.58%
Alamos a Delaware, Inc.
   8.50% due 01/31/2012                          365,000        398,762
American Tower Corp.
   7.25% due 12/01/2011                          290,000        307,400
Rogers Wireless Inc.
   6.375% due 03/01/2014                         565,000        559,350
   8.00% due 12/15/2012 (a)                      270,000        285,525
                                                           ------------
                                                              1,551,037

ELECTRICAL EQUIPMENT - 0.63%
Allegheny Energy Supply Company, LLC
   8.25 due 04/15/2012 (a)                       555,000        620,213

ELECTRICAL UTILITIES - 2.22%
AES Corp.
   8.875% due 02/15/2011 (a)                     442,000       504,985
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                          102,000       120,634
Calpine Corp.
   8.75% due 07/15/2013 (a)                      280,000       231,000
DPL, Inc.
   6.875% due 09/01/2011                         407,000       444,498
Empresa Nacional De Electricidad
   8.35% due 08/01/2013                          433,000       501,744

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------   ------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Enersis SA
   7.375% due 01/15/2014                          $  227,000        247,401
PSEG Energy Holdings LLC
   7.75% due 04/16/2007                               15,000         15,863
   8.625% due 02/15/2008                             101,000        110,847
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                              10,000         10,338
                                                               ------------
                                                                  2,187,310
ENERGY-2.11%
ANR Pipeline Company
   9.625% due 11/01/2021                             329,000        414,129
Chesapeake Energy Corp.
   6.375% due 06/15/2015                           1,015,000      1,042,912
   7.50% due 06/15/2014                               50,000         54,625
NRG Energy, Inc.
   8.00% due 12/15/2013                              520,000        566,800
                                                               ------------
                                                                  2,078,466
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.45%
Citizens Communications Company
   9.25% due 05/15/2011 (a)                          375,000        438,750
                                                               ------------
TOTAL CORPORATE BONDS (Cost $6,701,703)                        $  6,884,437
                                                               ------------
SHORT TERM INVESTMENTS - 7.44%
Federal National Mortgage Association
   Discount Notes
   zero coupon due 01/03/2005                     $3,766,000   $  3,765,738
State Street Navigator Securities Lending
   Prime Portfolio (c)                             3,550,833       3,55,833
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $7,316,571)                                           $  7,316,571
                                                               ------------
TOTAL INVESTMENTS (UTILITIES TRUST)
   (COST $86,550,431) - 103.33%                                $101,667,196
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.33)%                  (3,273,993)
                                                               ------------
TOTAL NET ASSETS - 100.00%                                     $ 98,393,203
                                                               ============

REAL ESTATE SECURITIES TRUST


                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
                                                     ---------  ------------
COMMON STOCKS - 97.82%

HOTELS & RESTAURANTS - 7.22%
Hilton Hotels Corp.                                  1,352,200  $ 30,749,028
La Quinta Corp. *                                    1,669,400    15,174,846
Starwood Hotels & Resorts Worldwide, Inc.              435,606    25,439,390
                                                                ------------
                                                                  71,363,264
REAL ESTATE - 90.60%
AMB Property Corp., REIT                                42,300     1,708,497
American Financial Realty Trust, REIT                  809,100    13,091,238
American Land Lease, Inc., REIT                          3,800        85,652
Amli Residential Properties Trust, REIT                104,800     3,353,600
Apartment Investment & Management
 Company, Class A, REIT                                695,600    26,808,424
Archstone-Smith Trust, REIT                            491,667    18,830,846
Arden Realty, Inc., REIT                               461,800    17,419,096
Avalon Bay Communities, Inc., REIT                     484,661    36,494,973
BioMed Realty Trust, Inc., REIT                        297,200     6,600,812
Brandywine Realty Trust, REIT                          267,200     7,853,008
BRE Properties, Inc., Class A, REIT                    321,500    12,959,665
Brookfield Properties Corp.                            511,300    19,122,620
Camden Property Trust, REIT                             42,300     2,157,300
Capital Automotive REIT                                217,500     7,726,687
CarrAmerica Realty Corp., REIT                          31,700     1,046,100
Catellus Development Corp., REIT                       708,678    21,685,547
Colonial Properties Trust, REIT (a)                    133,600     5,246,472
Commercial Net Lease Realty, REIT (a)                  181,200     3,732,720
Crescent Real Estate Equities Company, REIT            253,022     4,620,182
CRT Properties, Inc., REIT                             238,100     5,681,066
Duke Realty Corp., REIT                                627,100    21,409,194
Entertainment Properties Trust, REIT                    82,600     3,679,830
Equity Lifestyle Properties, Inc., REIT                 10,600       378,950
Equity Office Properties Trust, REIT                 1,580,200    46,015,424
Equity One, Inc., REIT (a)                             351,900     8,350,587
Equity Residential, REIT                             1,899,400    68,720,292
Federal Realty Investment Trust, REIT                  374,200    19,327,430
First Potomac Realty Trust, REIT                        97,800     2,229,840
Glenborough Realty Trust, Inc., REIT                   206,700     4,398,576
Healthcare Realty Trust, Inc., REIT (a)                206,300     8,396,410
Highwoods Properties, Inc., REIT                       402,400    11,146,480
Home Properties, Inc., REIT                            202,800     8,720,400
Host Marriott Corp., REIT                            1,326,100    22,941,530
Inland Real Estate Corp., REIT                         721,900    11,514,305
Innkeepers USA Trust, REIT                              21,100       299,620
Lexington Corporate Property Trust, REIT               355,000     8,015,900
Liberty Property Trust, REIT (a)                       586,399    25,332,437
Mack-California Realty Corp., REIT                     444,258    20,449,196
National Health Investments, Inc., REIT                251,094     7,326,923
Nationwide Health Properties, Inc., REIT (a)           247,353     5,874,634
One Liberty Properties, Inc., REIT (a)                  98,800     2,047,136
Pan Pacific Retail Properties, Inc., REIT              289,600    18,157,920
Parkway Properties, Inc., REIT                           4,300       218,225
Pennsylvania Real Estate
 Investment Trust, REIT (a)                            238,985    10,228,558
ProLogis, REIT PS Business Parks, Inc., REIT           835,000    36,180,550
Public Storage, Inc., REIT (a)                         328,500    14,815,350
Ramco-Gershenson Properties Trust, REIT (a)            378,900    21,123,675
Reckson Associates Realty Corp., REIT                  212,300     6,846,675
Regency Centers Corp., REIT                            291,000     9,547,710
Senior Housing Properties Trust, REIT (a)              434,200    24,054,680
Simon Property Group, Inc., REIT                       526,800     9,977,592
Summit Properties, Inc., REIT                        1,442,500    93,286,475
Sun Communities, Inc., REIT                            179,500     5,844,520
Taubman Centers, Inc., REIT                            125,100     5,035,275
                                                       320,100     9,586,995

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT           VALUE
                                                          ------------    --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
The Macerich Company, REIT                                     165,000    $   10,362,000
The Mills Corp., REIT (a)                                      409,900        26,135,224
Trizec Properties, Inc., REIT                                  612,300        11,584,716
Universal Health Realty Income Trust, REIT                      87,900         2,824,227
Ventas, Inc., REIT                                             658,000        18,035,780
Vornado Realty Trust, REIT                                     507,600        38,643,588
                                                                          --------------
                                                                             895,289,334
                                                                          --------------


TOTAL COMMON STOCKS (Cost $766,397,778)                                   $  966,652,598
                                                                          --------------
SHORT TERM INVESTMENTS - 5.92%
State Street Navigator Securities
  Lending Prime Portfolio (c)                             $ 58,539,637    $   58,539,637
                                                                          --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $58,539,637)                                                        $   58,539,637
                                                                          --------------

REPURCHASE AGREEMENTS - 2.28%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to be repurchased at
  $22,553,691 on 01/03/2005, collateralized by
  $15,605,000 U.S. Treasury Bonds, 8.75% due
  08/15/2020 (valued at $23,007,622, including
  interest) and $5,000 U.S. Treasury Bonds, 6.00%
  due 02/15/2026 (valued at $5,820, including
  interest).                                              $ 22,552,000    $   22,552,000
                                                                          --------------

TOTAL REPURCHASE AGREEMENTS
(Cost $22,552,000)                                                        $   22,552,000
                                                                          --------------
TOTAL INVESTMENTS (REAL ESTATE SECURITIES TRUST)
  (COST $847,489,415) - 106.02%                                           $1,047,744,235
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.02)%                              (59,528,854)
                                                                          --------------
TOTAL NET ASSETS - 100.00%                                                $  988,215,381
                                                                          ==============

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT           VALUE
                                                          ------------    --------------
SMALL CAP OPPORTUNITIES TRUST

COMMON STOCKS - 95.24%

AEROSPACE - 1.41%
Alliant Techsystems, Inc. *                                     48,000    $    3,138,240

AIR FREIGHT - 0.42%
ExpressJet Holdings, Inc. *                                     72,100           928,648

APPAREL & TEXTILES - 0.53%
Quiksilver, Inc. *                                              39,200         1,167,768

AUTO PARTS - 4.65%
American Axle & Manufacturing Holdings, Inc.                   122,200         3,746,652
BorgWarner, Inc.                                                95,000         5,146,150
Noble International, Ltd.                                       69,500         1,417,105
                                                                          --------------
                                                                              10,309,907

AUTO SERVICES - 1.00%
ADESA, Inc.                                                    54,800          1,162,856
Spartan Motors, Inc.                                           88,700          1,058,191
                                                                          --------------
                                                                               2,221,047

AUTOMOBILES - 0.91%
United Auto Group, Inc. (a)                                     68,500         2,026,915

BANKING - 1.08%
Prosperity Bancshares, Inc. (a)                                 41,100         1,200,531
UCBH Holdings, Inc.                                             25,900         1,186,738
                                                                          --------------
                                                                               2,387,269

CHEMICALS - 0.49%
Minerals Technologies, Inc.                                     16,200         1,080,540

COMPUTERS & BUSINESS EQUIPMENT - 3.02%
CACI International, Inc., Class A * (a)                         57,200         3,897,036
Digi International, Inc. *                                     163,625         2,812,714
                                                                          --------------
                                                                               6,709,750

CONSTRUCTION & MINING EQUIPMENT - 1.38%
Pason Systems, Inc.                                             99,400         3,056,936

CONSTRUCTION MATERIALS - 1.38%
Universal Forest Products, Inc.                                 70,790         3,072,286

CRUDE PETROLEUM & NATURAL GAS - 1.26%
Cimarex Energy Company *                                        28,775         1,090,572
Unit Corp. *                                                    44,600         1,704,166
                                                                          --------------
                                                                               2,794,738

DOMESTIC OIL-2.21%
Brigham Exploration Company * (a)                              110,600           995,400
Magnum Hunter Resources, Inc. *                                 87,425         1,127,782
Oil States International, Inc. *                                89,800         1,732,242
TETRA Technologies, Inc. *                                      36,850         1,042,855
                                                                          --------------
                                                                               4,898,279

ELECTRICAL EQUIPMENT - 1.84%
AMETEK, Inc.                                                    94,450         3,369,031
Craftmade International, Inc. (a)                               36,825           726,226
                                                                          --------------
                                                                               4,095,257

ELECTRICAL UTILITIES - 0.30%
Allete, Inc.                                                    18,266           671,275

ELECTRONICS - 0.89%
TTM Technologies, Inc. *                                       166,800         1,968,240

ENERGY - 2.14%
Headwaters, Inc. * (a)                                          28,175           802,988
New Jersey Resources Corp. (a)                                  27,100         1,174,514
Southwestern Energy Company *                                   54,800         2,777,812
                                                                          --------------
                                                                               4,755,314

FINANCIAL SERVICES - 7.99%
Accredited Home Lenders Holding Company * (a)                  106,175         5,274,774
Ace Cash Express, Inc. * (a)                                    53,700         1,592,742
Affiliated Managers Group, Inc. (a)                             49,800         3,373,452
Asset Acceptance Capital Corp. * (a)                            67,075         1,428,697
Commercial Capital Bancorp, Inc. (a)                           119,700         2,774,646
Friedman, Billings, Ramsey Group, Inc. (a)                     169,900         3,294,361
                                                                          --------------
                                                                              17,738,672

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT      VALUE
                                           ---------  -----------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 1.17%
Constellation Brands, Inc., Class A*         56,000   $ 2,604,560

HEALTHCARE PRODUCTS - 5.03%
Kensey Nash Corp. * (a)                      66,700     2,303,151
Merit Medical Systems, Inc. * (a)           181,777     2,777,553
Orthofix International NV * (a)              59,575     2,351,961
Polymedica Corp. (a)                         59,400     2,215,026
Respironics, Inc. *                          27,800     1,511,208
                                                      -----------
                                                       11,158,899

HEALTHCARE SERVICES - 0.85%
ICON PLC, ADR*                               48,550     1,876,458

HOMEBUILDERS-4.77%
Pulte Homes, Inc.                            77,675     4,955,665
Ryland Group, Inc.                           97,800     5,627,412
                                                      -----------
                                                       10,583,077

HOTELS & RESTAURANTS - 0.50%
RARE Hospitality International, Inc. *       35,100     1,118,286

HOUSEHOLD APPLIANCES - 0.65%
Drew Industries, Inc. * (a)                  39,675     1,435,045

INDUSTRIAL MACHINERY - 2.42%
Actuant Corp., Class A * (a)                 33,925     1,769,189
FMC Technologies, Inc. *                     66,650     2,146,130
Graco, Inc.                                  39,100     1,460,385
                                                      -----------
                                                         5375,704

INSURANCE -2.91%
Hub International, Ltd.                      47,100       867,111
RenaissanceRe Holdings, Ltd.                 41,900     2,182,152
RLI Corp.                                    33,700     1,400,909
Scottish Re Group, Ltd. (a)                  77,375     2,004,012
                                                      -----------
                                                        6,454,184

INTERNET SERVICE PROVIDER - 0.20%
United Online, Inc. * (a)                    38,500       443,905

INVESTMENT COMPANIES - 0.42%
MCG Capital Corp. (a)                        54,150       927,590

LEISURE TIME - 1.39%
Pern National Gaming, Inc. *                 50,800     3,075,940

MANUFACTURING - 1.56%
AptarGroup, Inc.                             21,400     1,129,492
Carlisle Companies, Inc.                     35,975     2,335,497
                                                      -----------
                                                        3,464,989
MEDICAL-HOSPITALS - 0.37%
VCA Antech,Inc. *                            41,900       821,240

METAL & METAL PRODUCTS - 1.98%
Matthews International Corp., Class A (a)    16,900       621,920
Metals USA, Inc.*                           114,675     2,127,221
Reliance Steel & Aluminum Company            42,000     1,636,320
                                                      -----------
                                                        4,385,461

MINING - 0.90%
AMCOL International Corp. (a)                99,800     2,004,982

MOBILE HOMES -3.04%
Thor Industries, Inc. (a)                    79,375     2,940,844
Winnebago Industries, Inc. (a)               97,250     3,798,585
                                                      -----------
                                                        6,739,429

MUTUAL FUNDS - 2.16%
Ishares Russell 2000 Index Fund               5,075       657,213
Ishares Russell 2000 Value Index Fund (a)    21,425     4,134,168
                                                      -----------
                                                        4,791,381

PETROLEUM SERVICES - 0.60%
Core Laboratories NV *                       36,000       840,600
Key Energy Services, Inc. *                  40,900       482,620
                                                      -----------
                                                        1,323,220

PLASTICS - 0.67%
Spartech Corp.                               54,800     1,484,532

RAILROADS & EQUIPMENT - 1.61%
Genesee & Wyoming, Inc., Class A *          127,450     3,585,169

REAL ESTATE - 15.03%
American Home Mortgage Investment Corp.,
  REIT(a)                                   147,975     5,068,144
Anthracite Capital, Inc., REIT               80,200       991,272
Ashford Hospitality Trust, Inc., REIT       187,550     2,038,668
Corporate Office Properties Trust, REIT      49,350     1,448,422
Correctional Properties Trust, REIT          26,025       751,602
Highland Hospitality Corp., REIT             77,600       872,224
Impac Mortgage Holdings, Inc., REIT         149,200     3,382,364
Luminent Mortgage Capital, Inc., REIT (a)   113,100     1,345,890
New Century Financial Corp., REIT *          72,350     4,623,888
Newcastle Investment Corp., REIT            112,325     3,569,689
RAIT Investment Trust, REIT                  55,575     1,554,433
Redwood Trust, Inc., REIT (a)                23,750     1,474,638
Saxon Capital, Inc., REIT                   134,506     3,226,799
The Mills Corp., REIT                        47,200     3,009,472
                                                      -----------
                                                       33,357,505

RETAIL GROCERY - 0.37%
United Natural Foods, Inc.                   26,500       824,150

RETAIL TRADE - 2.89%
Guitar Center, Inc. *                        34,125     1,798,046
Hibbett Sporting Goods, Inc.                 49,000     1,303,890
Ritchie Brothers Auctioneers, Inc.           29,800       985,188
School Specialty, Inc. * (a)                 31,600     1,218,496
Sonic Automative, Inc. (a)                   45,100     1,118,480
                                                      -----------
                                                        6,424,100

SEMICONDUCTORS - 2.61%
Diodes, Inc. * (a)                          124,000     2,806,120
Sigmatel, Inc. *                             52,500     1,865,325
White Electronic Designs corp. * (a)        179,000     1,133,070
                                                      -----------
                                                        5,804,515

SOFTWARE - 1.41%
Manhattan Associates, Inc. * (a)             35,400       845,352
Websense, Inc. *                             44,975     2,281,132
                                                      -----------
                                                        3,126,484

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT                 VALUE
                                                             -----------           -------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION - 1.35%
Golar LNG, Ltd.*(a)                                               68,025           $   1,012,892
Nordic American Tanker Shipping (a)                               51,000               1,991,550
                                                                                   -------------
                                                                                       3,004,442
TRUCKING & FREIGHT - 5.48%
Landstar Systems, Inc. * (a)                                      14,300               1,053,052
Old Dominion Freight Lines, Inc. * (a)                           126,100               4,388,280
Oshkosh Truck Corp.                                               53,700               3,672,006
Overnite Corp.                                                    81,600               3,038,784
                                                                                   -------------
                                                                                      12,152,122
                                                                                   -------------
TOTAL COMMON STOCKS (Cost $165,387,887)                                            $ 211,368,450
                                                                                   -------------
SHORT TERM INVESTMENTS - 17.34%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                $38,484,016           $  38,484,016
                                                             -----------           -------------

TOTAL SHORT TERM INVESTMENTS
  (Cost $38,484,016)                                                               $  38,484,016
                                                                                   -------------
REPURCHASE AGREEMENTS - 4.53%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to be
  repurchased at $10,063,755 on
  01/03/2005, collateralized by
  $8,625,000 U.S. Treasury Bonds,
  6.25% due 08/15/2023 (valued at
  $10,265,096, including interest). (c)                      $10.063.000           $  10.063.000
                                                             -----------           -------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $10,063,000)                                                               $  10,063,000
                                                                                   -------------

TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES TRUST)
  (COST $213,934,903) - 117.11%                                                    $ 259,915,466
LIABILITIES IN  EXCESS OF OTHER ASSETS - (17.11)%
TOTAL NET ASSETS - 100.00%                                                           (37,980,541)
                                                                                   -------------
                                                                                   $ 221,934,925
                                                                                   =============

SMALL COMPANY VALUE TRUST

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT               VALUE
                                                               -----------         -------------
COMMON STOCKS - 97.05%

AEROSPACE - 1.10%
EDO Corp. (a)                                                    130,700           $   4,149,725
Woodward Governor Company                                         64,400               4,611,684
                                                                                   -------------
                                                                                       8,761,409

APPAREL & TEXTILES - 1.17%
Culp, Inc. * (a)                                                 162,400               1,101,072
G & K Services, Class A                                          189,800               8,241,116
                                                                                   -------------
                                                                                       9,342,188

AUTO PARTS - 1.19%
TBC Corp. * (a)                                                  342,500               9,521,500

AUTO SERVICES - 0.87%
Dollar Thrifty Automotive Group, Inc. * (a)                      231,600               6,994,320


BANKING - 7.77%
East West Bancorp, Inc.                                          370,000              15,525,200
First Republic Bank                                              253,100              13,414,300
Netbank, Inc. (a)                                                325,700               3,390,537
Silicon Valley Bancshares * (a)                                  293,400              13,150,188
Texas Regional Bancshares, Inc., Class A                         510,980              16,698,826
                                                                                   -------------
                                                                                      62,179,051
BIOTECHNOLOGY - 1.81%
Exelixis, Inc. *                                                 374,000               3,553,000
Lexicon Genetics, Inc. * (a)                                     529,700               4,107,824
Progress Software Corp. *                                        291,600               6,808,860
                                                                                   -------------
                                                                                      14,469,684
BROADCASTING - 0.84%
Saga Communications, Inc., Class A * (a)                         348,300               5,868,855
Sinclair Broadcast Group, Inc., Class A (a)                       88,100                 811,401
                                                                                   -------------
                                                                                       6,680,256
BUILDING MATERIALS & CONSTRUCTION - 0.94%
ElkCorp (a)                                                      219,500               7,511,290

BUSINESS SERVICES - 4.59%
Electro Rent Corp.                                               355,300               5,055,919
FTI Consulting, Inc. * (a)                                       242,500               5,109,475
McGrath Rentcorp                                                 186,700               8,141,987
MPS Group, Inc. *                                                697,500               8,551,350
StarTek, Inc. (a)                                                146,600               4,170,770
Wireless Facilities, Inc. * (a)                                  605,200               5,713,088
                                                                                   -------------
                                                                                      36,742,589
CHEMICALS - 2.25%
Airgas,Inc.                                                      285,200               7,560,652
Arch Chemicals, Inc. (a)                                         215,500               6,202,090
MacDermid, Inc. (a)                                              117,300               4,234,530
                                                                                   -------------
                                                                                      17,997,272
COMPUTERS & BUSINESS EQUIPMENT - 0.71%
Helix Technology Corp. (a)                                       326,500               5,677,835

CONSTRUCTION & MINING EQUIPMENT - 0.86%
Carbo Ceramics, Inc.                                              99,400               6,858,600

CONSTRUCTION MATERIALS - 2.80%
Ameron International Corp. (a)                                   103,200               3,911,280
Florida Rock Industries, Inc. (a)                                159,125               9,472,711
JLG Industries, Inc. (a)                                         459,200               9,014,096
                                                                                   -------------
                                                                                      22,398,087
DOMESTIC OIL - 3.49%
Forest Oil Corp. *                                               264,100               8,377,252
Magnum Hunter Resources, Inc. *                                  369,000               4,760,100
TETRA Technologies, Inc. *                                       284,800               8,059,840
Whiting Petroleum Corp. *                                        223,000               6,745,750
                                                                                   -------------
                                                                                      27,942,942
DRUGS & HEALTH CARE - 2.41%
Arrow International, Inc. (a)                                    107,200               3,322,128
Bone Care International, Inc. * (a)                              296,300               8,251,955
Diversa Corp. * (a)                                              416,100               3,636,714

  The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT               VALUE
                                                                -----------          -----------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Landauer, Inc. (a)                                                   89,600          $ 4,094,720
                                                                                     -----------
                                                                                      19,305,517

ELECTRICAL EQUIPMENT - 1.73%
C & D Technologies, Inc.                                            252,700            4,306,008
Littelfuse, Inc. * (a)                                              197,044            6,731,023
Methode Electronics, Inc., Class A                                  216,500            2,782,025
                                                                                     -----------
                                                                                      13,819,056

ELECTRICAL UTILITIES - 2.26%
Black Hills Corp. (a)                                               191,600            5,878,288
Cleco Corp.                                                         212,900            4,313,354
El Paso Electric Company *                                          244,900            4,638,406
Otter Tail Corp. (a)                                                127,700            3,260,181
                                                                                     -----------
                                                                                      18,090,229

ELECTRONICS - 2.70%
Analogic Corp. (a)                                                   60,800            2,723,232
Belden CDT, Inc. (a)                                                313,850            7,281,320
Franklin Electric, Inc. (a)                                         275,300           11,634,178
                                                                                     -----------
                                                                                      21,638,730

FINANCIAL SERVICES - 1.40%
Triad Guaranty, Inc. *                                              184,599           11,164,548

FOOD & BEVERAGES - 0.01%
Centerplate, Inc. *                                                   8,700              115,101

FOREST PRODUCTS - 0.84%
Deltic Timber Corp.                                                 157,800            6,698,610

FURNITURE & FIXTURES - 0.71%
Stanley furniture company, inc.                                     126,600            5,690,670

GAS & PIPELINE UTILITIES - 0.53%
Vectren corp. (a)                                                   159,500            4,274,600

GOLD - 0.62%
Meridian gold, inc. *                                               262,900            4,987,213

HEALTHCARE PRODUCTS - 1.32%
Owens & Minor, Inc.(a)                                              375,100           10,566,567

HOTELS & RESTAURANTS - 1.99%
RARE Hospitality International, Inc. *                              349,350           11,130,291
Ruby Tuesday, Inc. (a)                                              185,100            4,827,408
                                                                                     -----------
                                                                                      15,957,699
INDUSTRIAL MACHINERY - 1.16%
IDEX Corp                                                           229,150            9,280,575

INSURANCE - 4.35%
Brown & Brown, Inc. (a)                                              60,100            2,617,355
Markel Corp.*                                                        25,300            9,209,200
Midland Company (a)                                                 160,910            5,031,656
ProAssurance Corp. * (a)                                            323,300           12,644,263
Scottish Re Group, Ltd. (a)                                         203,700            5,275,830
                                                                                     -----------
                                                                                      34,778,304
INVESTMENT COMPANIES - 2.10%
Allied Capital Corp.                                                255,500            6,602,120
American Capital Strategies, Ltd. (a)                               107,600            3,588,460
First Financial Fund, Inc. * (a)                                    308,600            6,628,728
                                                                                     -----------
                                                                                      16,819,308
LEISURE TIME - 1.21%
SCP Pool Corp.                                                      302,999            9,665,668

LIFE SCIENCES - 0.62%
Symyx Technologies, Inc. *                                          163,700            4,924,096

MANUFACTURING - 3.40%
AptarGroup, Inc.                                                    183,500            9,685,130
Nordson Corp.                                                       219,544            8,797,128
Thomas Industries,Inc.                                              218,300            8,714,536
                                                                                     -----------
                                                                                      27,196,794


METAL & METAL PRODUCTS - 2.53%
GIBRALTAR INDUSTRIES, INC.                                          337,550            7,972,931
Matthews International Corp., Class A                               333,885           12,286,968
                                                                                     -----------
                                                                                      20,259,899

MINING - 1.30%
Penn Virginia Corp.                                                 257,000           10,426,490

MOBILE HOMES - 0.61%
Skyline Corp.                                                       120,200            4,904,160

MUTUAL FUNDS - 0.53%
iShares Russell 2000 Value Index Fund (a)                            21,800            4,206,528

NEWSPAPERS - 0.70%
Journal Register Company *                                          289,100            5,588,303

PAPER - 1.28%
Chesapeake Corp.                                                     95,900            2,604,644
Wausau-Mosinee Paper Corp.                                          426,500            7,617,290
                                                                                     -----------
                                                                                      10,221,934

PETROLEUM SERVICES - 2.60%
Atwood Oceanics, Inc. *                                             104,400            5,439,240
Lone Star Technologies, Inc. *                                      132,000            4,416,720
TODCO                                                               382,800            7,051,176
*W-H Energy Services, Inc. *                                        175,600            3,926,416
                                                                                     -----------
                                                                                      20,833,552
RAILROADS & EQUIPMENT - 0.63%
Genesee & Wyoming, Inc., Class A (a)                                179,800            5,057,774

REAL ESTATE - 5.74%
Bedford Property Investments, Inc., REIT (a)                        195,300            5,548,473
Glenborough Realty Trust, Inc., REIT                                152,200            3,238,816
Innkeepers USA Trust, REIT                                          220,100            3,125,420
Kilroy Realty Corp., REIT                                           237,200           10,140,300
LaSalle Hotel Properties                                            231,700            7,375,011
Strategic Hotel Cap, Inc., REIT                                     194,700            3,212,550
Sun Communities, Inc., REIT                                         178,400            7,180,600
Washington REIT                                                     181,100            6,133,857
                                                                                     -----------
                                                                                      45,955,027

RETAIL GROCERY - 0.50%
Nash-finch Company (a)                                               58,800            2,220,288
Wild Oats Markets, Inc. * (a)                                       205,100            1,806,931
                                                                                     -----------
                                                                                       4,027,219

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT             VALUE
                                                          ------             -----
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 6.83%
Aaron Rents, Inc., Class A                                  22,050      $     490,612
Aaron Rents, Inc., Class B (a)                             629,200         15,730,000
Casey's General Stores, Inc.                               354,500          6,434,175
CSS Industries, Inc.                                       182,350          5,791,436
Fred's, Inc., Class A (a)                                  319,400          5,557,560
Hancock Fabrics, Inc. (a)                                  249,800          2,590,426
Haverty Furniture Companies, Inc.                          432,200          7,995,700
Stein Mart, Inc. *                                         591,700         10,094,403
                                                                        -------------
                                                                           54,684,312

SANITARY SERVICES - 2.52%
Casella Waste Systems, Inc., Class A *                     437,400          6,403,536
Insituform Technologies, Inc., Class A *                   362,900          8,226,943
Waste Connections, Inc. * (a)                              161,150          5,519,387
                                                                        -------------
                                                                           20,149,866
SEMICONDUCTORS - 1.73%
ATM, Inc. * (a)                                            166,700          3,755,751
Exar Corp. *                                               303,400          4,305,246
Mykrolis Corp. *                                           405,000          5,738,850
                                                                        -------------
                                                                           13,799,847
SOFTWARE - 2.50%
Packeteer, Inc. * (a)                                      459,300          6,636,885
SPSS, Inc.*                                                268,200          4,194,648
Websense, Inc. * (a)                                       180,400          9,149,888
                                                                        -------------
                                                                           19,981,421

STEEL -1.09%
Carpenter Technology Corp.                                 149,500          8,739,770

TIRES & RUBBER - 0.38%
Myers Indiana, Inc.                                        238,600          3,054,080

TRANSPORTATION - 1.61%
Kirby Corp. *                                              205,300          9,111,214
Macquarie Infrastructure Company Trust * (a)               128,900          3,783,215
                                                                        -------------
                                                                           12,894,429

TRUCKING & FREIGHT - 4.22%
Landstar Systems, Inc. *                                   316,100         23,277,604
UTI Worldwide, Inc. (a)                                    153,800         10,461,476
                                                                        -------------
                                                                           33,739,080
                                                                        -------------
TOTAL COMMON STOCKS (Cost $548,927,401)                                 $ 776,573,999
                                                                        -------------
SHORT TERM INVESTMENTS - 15.92%
State Street Navigator Securities
Lending Prime Portfolio (c)                          $ 106,597,367      $ 106,597,367
T. Rowe Price Reserve Investment Fund
 0.00% (missing date) (c)                               20,765,300         20,765,301
                                                                        -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $127,362,668)                                                     $ 127,362,668
                                                                        -------------
REPURCHASE AGREEMENTS - 034%
Repurchase Agreement with State Street
 Corp. dated 09/30/2004 at 0.90% to
 be repurchased at $2,724,204 on
 1/3/2005, collateralized by
 $1,930,000 U.S. Treasury Bonds,
 8.50% due 02/15/2020 (valued at
 $2,778,899, including interest) (c)                 $   2,724,000      $   2,724,000
                                                                        -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,724,000)                                                       $   2,724,000
                                                                        -------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
  (COST $679,014,069) - 113.31%                                         $ 906,660,667
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.31)%                         (106,503,722)
                                                                        -------------
TOTAL NET ASSETS - 100.00%
                                                                        $ 800,156,945
                                                                        =============

SPECIAL VALUE TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT           VALUE
                                                          ------           -----
COMMON STOCKS - 86.82%

AEROSPACE - 1.32%
DRS Technologies, Inc. *                                     5,400      $     230,634
Fairchild Corp. Class A *  (a)                               4,400             16,236
HEICO Corp., Class A                                        11,800            204,022
                                                                        -------------
                                                                              450,892

AIR TRAVEL - 1.08%
Sky West, Inc.                                              18,400            369,104

APPAREL & TEXTILES - 1.01%
Timberland Company, Class A *                                5,500            344,685

BANKING -7.29%
Amcore Financial, Inc.                                       4,500            144,810
BancTrust Financial Group, Inc. (a)                          3,500             86,135
City Bank Lynwood Washington (a)                             1,200             43,380
Corns Bankshares, Inc.                                       6,200            297,662
Cullen Frost Bankers, Inc.                                   6,300            306,180
First Albany Companies, Inc. (a)                            14,000            135,800
First Charter Corp.                                         10,200            266,934
First State Bancorporation                                   6,500            238,940
IBERIABANK Corp. (a)                                         1,900            126,084
Pacific Capital Bancorp                                      8,766            297,956
Sterling  Bancorp                                            6,660            188,145
Umpqua Holdings Corp.                                        4,900            123,529
Webster Financial Corp.                                      4,800            243,072
                                                                        -------------
                                                                            2,498,627

BUSINESS SERVICES - 3.43%
Black Box Corp.                                              2,000             96,040
John H. Harland Company (a)                                  6,300            227,430
Labor Ready, Inc. * (a)                                     22,300            377,316
Perot Systems Corp., Class A *                               7,000            112,210
Watson Wyatt & Company Holdings                             13,500            363,825
                                                                        -------------
                                                                            1,176,821

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT            VALUE
                                                           ------            -----
COMMON STOCKS (CONTINUED)

CHEMICALS - 1.98%
A. Schulman, Inc.                                           10,200        $   218,382
Cabot Corp.                                                  4,100            158,588
Lyondell Chemical Company                                   10,450            302,214
                                                                          -----------
                                                                              679,184

COMPUTERS & BUSINESS EQUIPMENT - 2.21%
Electronics For Imaging, Inc. *                              11300            196,733
Pomeroy Computer Resources, Inc. *                          11,700            177,957
Rimage Corp. *                                              10,200            163,812
Tech Data Corp. *                                            4,800            217,920
                                                                          -----------
                                                                              756,422

CONSTRUCTION MATERIALS - 1.11%
EMCOR Group, Inc. *                                          5,300            239,454
Patrick Industries, Inc. * (a)                              14,100            140,295
                                                                          -----------
                                                                              379,749

CONTAINERS & GLASS - 0.83%
Smurfit-Stone Container Corp.                               15,300            285,804

COSMETICS & TOILETRIES - 1.73%
Steiner Leisure, Ltd. *                                     19,800            591,624

CRUDE PETROLEUM & NATURAL GAS - 1.50%
Newfield Exploration Company *                               2,500            147,625
XTO Energy, Inc.                                            10,325            365,298
                                                                          -----------
                                                                              512,923

DOMESTIC OIL - 1.10%
Denbury Resources, Inc. *                                   13,800            378,810

ELECTRICAL EQUIPMENT - 0.59%
Powell Industries, Inc. *                                    6,400            118,336
Tektronix, Inc.                                              2,822             85,253
                                                                          -----------
                                                                              203,589

ELECTRICAL UTILITIES - 0.33%
MGE Energy, Inc.                                             3,100            111,693

ELECTRONICS - 1.60%
Bel Fuse, Inc., Class B                                      3,200            108,128
Mercury Computer Systems, Inc. *                             7,000            207,760
Woodhead Industries, Inc.                                   14,400            230,832
                                                                          -----------
                                                                              546,720

ENERGY - 0.52%
New Jersey Resources Corp.                                   4,100            177,694

FINANCIAL SERVICES - 2.69%
Downey Financial Corp.                                       4,500            256,500
Financial Federal Corp. *                                    5,900            231,280
Portfolio Recovery Associates, Inc. * (a)                    6,400            263,808
Triad Guaranty Inc. *                                        2,800            169,344
                                                                          -----------
                                                                              920,932

FOOD & BEVERAGES - 2.87%
Hain Celestial Group, Inc. *                                19,400            400,998
Performance Food Group Company *                             8,500            228,735
Sensient Technologies Corp. (a)                             14,700            352,653
                                                                          -----------
                                                                              982,386

FURNITURE & FIXTURES - 0.85%
Furniture Brands International, Inc.                        11,600            290,580

GAS & PIPELINE UTILITIES - 0.50%
Northwest Natural Gas Company (a)                            5,100            172,074

HEALTHCARE SERVICES - 4.50%
AMERIGROUP Corp. *                                           3,600            272,376
Apria Healthcare Group, Inc. *                              11,400            375,630
Cross Country Healthcare, Inc. * (a)                        19,700            356,176
MedQuist, Inc. *                                            17,900            264,920
National Dentex Corp.*                                       9,000            274,059
                                                                          -----------
                                                                            1,543,161

HOTELS & RESTAURANTS - 1.56%
Benihana, Inc. Class A *                                    13,900            225,875
O'Charley's, Inc. *                                         15,800            308,890
                                                                          -----------
                                                                              534,765

INDUSTRIAL MACHINERY - 7.65%
AGCOCorp.*                                                  16,800            367,752
Albany International Corp., Class A                         12,100            425,436
Cummins, Inc.                                                5,100            427,329
IDEX Corp.                                                  11,800            477,900
Kennametal, Inc.                                             6,500            323,505
Lindsay Manufacturing Company                                8,100            209,628
Sauer-Danfoss, Inc.                                         17,800            388,218
                                                                          -----------
                                                                            2,619,768

INDUSTRIALS - 1.84%
Crane Company                                               10,800            311,472
Harsco Corp.                                                 5,700            317,718
                                                                          -----------
                                                                              629,190

INSURANCE - 2.96%
CNA Surety Corp. *                                          15,200            202,920
Midland Company (a)                                          8,300            259,541
RLI Corp.                                                    5,700            236,949
Scottish Re Group, Ltd. (a)                                 12,200            315,980
                                                                          -----------
                                                                            1,015,390

INTERNET CONTENT - 0.68%
McAfee, Inc. *                                               8,100            234,333

INTERNET RETAIL - 0.38%
NetIQ Corp. *                                               10,800            131,868

INTERNET SOFTWARE - 0.23%
RealNetworks, Inc. *                                        11,700             77,454

MANUFACTURING - 5.32%
AptarGroup, Inc.                                             5,400            285,012
Kaydon Corp.                                                12,400            409,448
Pentair, Inc.                                                9,600            418,176
Roper Industries, Inc.                                       5,700            346,389
Snap-on, Inc.                                                6,100            209,596
Thomas Industries, Inc.                                      3,900            155,688
                                                                          -----------
                                                                            1,824,309

MEDICAL-HOSPITALS - 1.22%
Rehabcare Group, Inc. *                                     15,000            419,850

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                                SHARES
                                                  OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------

COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 2.65%
Gibraltar Industries, Inc.                         13,950   $   329,499
Mueller Industries, Inc.                            6,700       215,740
Timken Company                                     14,000       364,280
                                                            -----------
                                                                909,519
MUTUAL FUNDS - 2.08%
iShares Russell 2000 Value Index Fund(a)            3,700       713,952

OFFICE FURNISHINGS & SUPPLIES -1.95%
IKON Office Solutions, Inc.                        24,500       283,220
United Stationers, Inc. *                           8,300       383,460
                                                            -----------
                                                                666,680
PAPER-0.66%
Pope & Talbot, Inc.                                13,200       225,852

PETROLEUM SERVICES-2.19%
RPC, Inc.                                           3,300        82,896
TODCO *                                            18,900       348,138
Varco International, Inc. *                        11,000       320,650
                                                            -----------
                                                                751,684
PHARMACEUTICALS - 036%
Bentley Pharmaceuticals, Inc. * (a)                11,500       123,625

RAILROADS & EQUIPMENT - 0.63%
Wabtec Corp.                                       10,100       215,332

REAL ESTATE - 4.65%
American Land Lease, Inc., REIT(a)                  6,200       139,748
Cousins Properties, Inc., REIT                      4,500       136,215
Duke Realty Corp., REIT                             3,600       122,904
Equity One, Inc., REIT                              9,300       220,689
Host Marriott Corp., REIT                          13,700       237,010
LaSalle Hotel Properties                            8,300       264,189
Liberty Property Trust, REIT(a)                     3,800       164,160
Pan Pacific Retail Properties, Inc.,REIT            4,900       307,230
                                                            -----------
                                                              1,592,145
RETAIL TRADE - 5.56%
Cato Corp., Class A                                14,500       417,890
Deb Shops, Inc.(a)                                  5,800       145,232
Dillard's, Inc., Class A                           15,100       405,737
Linens'n Things, Inc. *                             7,600       188,480
The Buckle, Inc.                                    8,600       253,700
The Neiman Marcus Group, Inc., Class A              6,900       493,626
                                                            -----------
                                                              1,904,665
SEMICONDUCTORS - 0.37%
Exar Corp.*                                         8,900       126,291

SOFTWARE - 1.44%
Dendrite International, Inc. *                     13,200       256,080
EPIQ Systems, Inc. * (a)                           11,400       166,896
Micromuse, Inc. *                                  12,600        69,930
                                                            -----------
                                                                492,906
TRANSPORTATION - 0.87%
Kirby Corp. *                                       5,900       261,842
Stonepath Group, Inc. * (a)                        29,400        35,574
                                                            -----------
                                                                297,416
TRAVEL SERVICES - 0.46%
Pegasus Solutions, Inc. * (a)                      12,400       156,240

TRUCKING & FREIGHT - 2.07%
Arkansas Best Corp.                                 9,600       430,944
Navistar International Corp. *                      6,300       277,074
                                                            -----------
                                                                708,018
                                                            -----------
TOTAL COMMON STOCKS (Cost $22,493,704)                       29,744,726
                                                            -----------
CORPORATE BONDS - 0.16%

METAL & METAL PRODUCTS - 0.16%
Mueller Industries, Inc.
 6.00% due 11/01/2014 (a)                     $    56,000        54,880
                                              -----------   -----------
TOTAL CORPORATE BONDS (Cost $54,895)                        $    54,880
                                                            -----------
SHORT TERM INVESTMENTS - 9.65%
State Street Navigator Securities
Lending Prime Portfolio(c)                    $ 3,306,449   $ 3,306,449
                                              -----------   -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $3,306,449)                                           $ 3,306,449
                                                            -----------
REPURCHASE AGREEMENTS - 12.92%
Repurchase Agreement with State Street
 Corp. dated 12/31/2004 at 0.90% to
 be repurchased at $4,424,332 on
 1/3/2005, collateralized by
 $4,530,000 U.S. Treasury Notes,
 1.625% due 09/30/2005 (valued at
 $4,513,013, including interest)(c)           $ 4,424,000   $ 4,424,000
                                              -----------   -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,424,000)                                           $ 4,424,000
                                                            -----------
TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
 (COST $30,279,048) - 109.55%                               $37,530,055
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.55)%              (3,271,110)
                                                            -----------
TOTAL NET ASSETS - 100.00%                                  $34,258,945
                                                            ===========

MID CAP VALUE TRUST

                                                SHARES
                                                  OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------
COMMON STOCKS - 96.41%

ADVERTISING -1.43%
The Interpublic Group of Companies, Inc.          742,100   $ 9,944,140

AGRICULTURE - 5.81%
Archer-Daniels-Midland Company                    628,200    14,015,142
Monsanto Company                                  252,100    14,004,155
Mosaic Company * (a)                              758,800    12,383,616
                                                            -----------
                                                             40,402,913

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT       VALUE
                                                ---------   -----------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES - 0.88%
Tommy Hifiger Corp.*                              540,200   $ 6,093,456

AUTO PARTS - 4.18%
Dana Corp.                                        742,400    12,865,792
Genuine Parts Company (a)                         367,600    16,196,456
                                                            -----------
                                                             29,062,248

BROADCASTING - 039%
Westwood One, Inc.*(a)                            100,600     2,709,158

BUSINESS SERVICES - 5.63%
Cadence Design Systems, Inc.*(a)                  740,600    10,227,686
Computer Sciences Corp.*(a)                       132,000     7,440,840
R.H. Donnelley Corp.* (a)                         123,600     7,298,580
R.R. Donnelley & Sons Company (a)                 402,045    14,188,168
                                                            -----------
                                                             39,155,274

CHEMICALS - 4.01%
Crompton Corp.(a)                                 759,600     8,963,280
Eastman Chemical Company (a)                      327,600    18,912,348
                                                            -----------
                                                             27,875,628

COMPUTERS & BUSINESS EQUIPMENT - 1.26%
Sybase, Inc.*(a)                                  438,300     8,744,085

CONTAINERS & GLASS - 4.08%
Ball Corp.                                        308,700    13,576,626
Pactiv Corp. *                                    587,300    14,852,817
                                                            -----------
                                                             28,429,443

CRUDE PETROLEUM & NATURAL GAS - 1.95%
EOG Resources, Inc.                               190,700    13,608,352

ELECTRICAL EQUIPMENT - 2.05%
Hubbell,Inc., Class B(a)                          272,900    14,272,670

ELECTRICAL UTILITIES - 4.70%
Ameren Corp.(a)                                   261,300    13,101,582
CMS Energy Corp.*(a)                              744,600     7,781,070
Northeast Utilities                               460,900     8,687,965
Puget Energy, Inc.(a)                             128,400     3,171,480
                                                            -----------
                                                             32,742,097

FOOD & BEVERAGES - 1.00%
Dean Foods Company *                              212,000     6,985,400

FURNITURE & FIXTURES - 1.30%
Leggett & Platt, Inc.(a)                          319,500     9,083,385

GAS & PIPELINE UTILITIES - 2.23%
NiSource,Inc.                                     474,800    10,815,944
Southwest Gas Corp.(a)                            186,500     4,737,100
                                                            -----------
                                                             15,553,044

HEALTHCARE PRODUCTS - 1.59%
Bausch & Lomb, Inc. (a)                           172,100    11,093,566

HOTELS & RESTAURANTS - 1.11%
Brinker International, Inc. * (a)                 137,300     4,815,111
Yum! Brands, Inc.                                  62,300     2,939,314
                                                            -----------
                                                              7,754,425

HOUSEHOLD PRODUCTS - 1.49%
Newell Rubbermaid, Inc. (a)                       291,500     7,051,385
Tupperware Corp. (a)                              160,300     3,321,416
                                                            -----------
                                                             10,372,801

INDUSTRIAL MACHINERY - 4.08%
CNH Global NV                                     241,562     4,679,056
Cummins, Inc. (a)                                 117,600     9,853,704
W.W. Grainger, Inc.                               207,700    13,836,974
                                                            -----------
                                                             28,369,734

INSURANCE - 13.15%
ACE, Ltd.(a)                                       41,700     1,782,675
Aetna, Inc.                                       108,400    13,522,900
Conseco, Inc.*(a)                                 434,600     8,670,270
Everest Re Group, Ltd.                            139,800    12,520,488
Lincoln National Corp.                             72,400     3,379,632
MBIA, Inc. (a)                                     39,500     2,499,560
Partner Re, Ltd. (a)                              179,300    11,105,842
SAFECO Corp. (a)                                  337,200    17,615,328
The PMI Group, Inc.(a)                            229,500     9,581,625
XL Capital, Ltd., Class A                         139,300    10,816,645
                                                            -----------
                                                             91,494,965
INTERNET SOFTWARE - 1.76%
McAfee, Inc.* (a)                                 424,400    12,277,892

MANUFACTURING - 1.57%
Snap-on, Inc. (a)                                 318,000    10,926,480

METAL & METAL PRODUCTS - 1.62%
Timken Company                                    434,100    11,295,282

MINING - 1.77%
Potash Corp. of Saskatchewan, Inc. (a)            148,300    12,317,798

OFFICE FURNISHINGS & SUPPLIES - 1.50%
OfficeMax, Inc. (a)                               333,100    10,452,678

PAPER-3.91%
Georgia-Pacific Corp. (a)                         393,870    14,762,247
MeadWestvaco Corp.                                366,600    12,424,074
                                                            -----------
                                                             27,186,321
PETROLEUM SERVICES - 5.74%
GlobalSantaFe Corp.                               371,000    12,283,810
Halliburton Company (a)                           405,000    15,892,200
Pride International, Inc. * (a)                   572,700    11,763,258
                                                            -----------
                                                             39,939,268

PHARMACEUTICALS - 4.08%
Caremark Rx, Inc. *                               305,500    12,045,865
King Pharmaceuticals, Inc. * (a)                  803,100     9,958,440
Mylan Laboratories, Inc. (a)                      360,300     6,370,104
                                                            -----------
                                                             28,374,409

PUBLISHING - 1.03%                                282,200     7,153,770
American Greetings Corp., Class A (a)

REAL ESTATE - 3.02%
Health Care Property Investors, Inc., REIT (a)     67,200     1,860,768
Healthcare Realty Trust, Inc., REIT               182,200     7,415,540

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT          VALUE
                                             ------------   -------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Host Marriott Corp.,REIT                          678,996   $  11,746,631
                                                            -------------
                                                               21,022,939

RETAIL GROCERY - 1.42%
Albertsons, Inc.(a)                               134,700       3,216,636
Safeway, Inc.*                                    209,000       4,125,660
SUPERVALU, Inc.(a)                                 73,700       2,544,124
                                                            -------------
                                                                9,886,420

RETAIL TRADE - 4.18%
Federated Department Stores, Inc.                  77,600       4,484,504
Foot Locker, Inc.(a)                              511,900      13,785,467
May Department Stores Company(a)                  235,600       6,926,640
Payless ShoeSource, Inc.*(a)                      316,700       3,895,410
                                                            -------------
                                                               29,092,021

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.15%
Avaya, Inc.*                                      463,500       7,972,200

TELEPHONE - 1.04%
CenturyTeL,Inc.                                   203,200       7,207,504

TRUCKING & FREIGHT - 0.30%
USF Corp.(a)                                       55,300       2,098,635
                                                            -------------
TOTAL COMMON STOCKS (Cost $507,509,755)                     $ 670,950,401
                                                            -------------
SHORT TERM INVESTMENTS - 18.13%
State Street Navigator Securities
 Lending Prime Portfolio(c)                  $126,141,614   $ 126,141,614
                                                            -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $126,141,614)                                         $ 126,141,614
                                                            -------------
REPURCHASE AGREEMENTS - 3.62%
Repurchase Agreement with State Street
 Corp. dated 09/30/2004 at 0.90% to be
 repurchased at $25,190,889 on
 1/3/2005, collateralized by
 $17,490,000 U.S. Treasury Bonds,
 8.875% due 02/15/2019 (valued at
 $25,693,912, including interest) (c)        $ 25,189,000   $  25,189,000
                                                            -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $25,189,000)                                          $  25,189,000
                                                            -------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
(COST $658,840,369) - 118.16%                               $ 822,281,015
LIABILITIES IN EXCESS OF OTHER
ASSETS - 18.16)%                                             (126,361,644)
                                                            -------------
TOTAL NET ASSETS - 100.00%                                  $ 695,919,371
                                                            =============

VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------  ------------
COMMON STOCKS - 99.52%

AEROSPACE - 2.82%
Goodrich Corp.                                    306,920  $ 10,017,869

AIR TRAVEL - 2.53%
Southwest Airlines Company                        552,180     8,989,490

AUTO PARTS - 2.25%
Magna International, Inc., Class A                 96,800     7,990,840

BANKING - 5.62%
Northern Trust Corp.                              132,210     6,422,762
Regional Bank Holders Trust                        12,420     1,763,019
Sovereign Bancorp, Inc.                           522,190    11,775,384
                                                           ------------
                                                             19,961,165
BIOTECHNOLOGY - 2.95%
Applera Corp. - Applied Biosystems Group          500,310    10,461,482

BUSINESS SERVICES - 16.06%
BearingPoint, Inc.*                               674,670     5,417,600
Cadence Design Systems, Inc.*                     547,850     7,565,808
Fluor Corp.                                       185,670    10,120,872
Manpower, Inc.                                    187,760     9,068,808
The BISYS Group, Inc.*                            765,110    12,586,059
Valassis Communications, Inc.*                    350,350    12,265,754
                                                           ------------
                                                             57,024,901
CHEMICALS - 3.50%
Lyondell Chemical Company                         429,920    12,433,286

COSMETICS & TOILETRIES - 0.97%
International Flavors & Fragrances, Inc.           80,200     3,435,768

CRUDE PETROLEUM & NATURAL GAS - 1.53%
Amerada Hess Corp.                                 66,140     5,448,613

ELECTRICAL EQUIPMENT - 3.76%
Hubbell, Inc., Class B                            255,030    13,338,069

ELECTRICAL UTILITIES - 8.67%
Constellation Energy Group, Inc.                  183,870     8,036,958
Edison International                              228,380     7,315,011
Pinnacle West Capital Corp.                       174,000     7,727,340
Wisconsin Energy Corp.                            229,210     7,726,669
                                                           ------------
                                                             30,805,978
FINANCIAL SERVICES - 2.33%
A.G. Edwards, Inc.                                191,710     8,283,789

GAS & PIPELINE UTILITIES - 2.21%
El Paso Corp.                                     753,760     7,839,104

HEALTHCARE PRODUCTS - 1.77%
Bausch & Lomb, Inc.                                97,740     6,300,321

HEALTHCARE SERVICES - 1.71%
IMS Health, Inc.                                  261,830     6,077,074

HOTELS & Restaurants - 3.50%
Darden Restaurants, Inc.                          138,210     3,833,945
Starwood Hotels & Resorts Worldwide, Inc.         147,390     8,607,576
                                                           ------------
                                                             12,441,521
HOUSEHOLD PRODUCTS - 2.27%
Newell Rubbermaid, Inc.                           333,740     8,073,171

INDUSTRIAL MACHINERY - 4.51%
Cooper Cameron Corp.*                             169,400     9,115,414

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

                                                         SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                    VALUE
                                                        -----------            ---------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Pall Corp.                                                  238,350            $     6,900,233
                                                                               ---------------
                                                                                    16,015,647
INSURANCE - 9.16%
ACE, Ltd.                                                   157,190                  6,719,872
Assurant, Inc.                                              145,640                  4,449,302
Conseco, Inc. *                                             394,470                  7,869,677
Horace Mann Educators Corp.                                 235,340                  4,490,287
The PMI Group, Inc.                                         215,770                  9,008,398
                                                                               ---------------
                                                                                    32,537,536
OFFICE FURNISHINGS & Supplies - 2.32%
Office Depot, Inc. *                                        474,980                  8,245,653

PAPER - 0.90%
Temple-Inland, Inc.                                          46,850                  3,204,540

PETROLEUM SERVICES - 3.99%
Transocean,Inc. *                                           200,520                  8,500,043
Valero Energy Corp.                                         125,250                  5,686,350
                                                                               ---------------
                                                                                    14,186,393
PHARMACEUTICALS - 2.65%
Watson Pharmaceuticals, Inc. *                              286,650                  9,404,987

PUBLISHING - 3.07%
Scholastic Corp. *                                          294,550                 10,886,568

REAL ESTATE - 4.21%
General Growth Properties, Inc.,REIT                        203,800                  7,369,408
The Macerich Company, REIT                                  121,000                  7,598,800
                                                                               ---------------
                                                                                    14,968,208
RETAIL TRADE-2.01%
Linens'n Things, Inc. *                                     287,420                  7,128,016

SEMICONDUCTORS - 1.06%
Advanced Micro Devices, Inc. *                              170,670                  3,758,153

TRAVEL SERVICES - 1.19%
Sabre Holdings Corp.                                        191,400                  4,241,424
                                                                               ---------------
TOTAL COMMON STOCKS (Cost $291,137,554)                                        $   353,499,566
                                                                               ---------------
SHORT TERM INVESTMENTS - 0.19%
Federal National Mortgage Association
 Discount Notes
 zero coupon due 01/03/2005                                 675,000            $       674,953
                                                                               ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $674,953)                                                                $       674,953
                                                                               ---------------
TOTAL INVESTMENTS (VALUE TRUST)
 (COST $291,812,507) - 99.71%                                                  $   354,174,519
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.29%                                        1,016,731
                                                                               ---------------
TOTAL NET ASSETS - 100.00%                                                     $   355,191,250
                                                                               ===============
COMMON STOCKS - 96.94%

ADVERTISING - 0.08%
The Interpublic Group of Companies, Inc. *                   22,900            $       306,860

AEROSPACE - 0.57%
Moog, Inc., Class A                                          21,200                    961,420
Woodward Governor Company (a)                                18,300                  1,310,463
                                                                               ---------------
                                                                                     2,271,883
AGRICULTURE - 1.39%
Archer-Daniels-Midland Company                              185,500                  4,138,505
Monsanto Company                                             25,000                  1,388,750
                                                                               ---------------
                                                                                     5,527,255
AIR TRAVEL - 0.12%
Frontier Airlines, Inc. * (a)                                42,500                    484,925

ALUMINUM - 1.29%
Alcoa, Inc.                                                 163,200                  5,127,744

APPAREL & TEXTILES - 0.57%
NIKE, Inc., Class B                                          25,000                  2,267,250

AUTO PARTS - 0.84%
Dana Corp.                                                  120,900                  2,095,197
Genuine Parts Company                                        28,100                  1,238,086
                                                                               ---------------
                                                                                     3,333,283
BANKING - 8.11%
Bank of America Corp.                                       126,358                  5,937,562
Bank of New York Company, Inc.                               93,800                  3,134,796
Cullen Frost Bankers, Inc.                                   86,800                  4,218,480
Doral Financial Corp.                                       118,500                  5,836,125
W Holding Company, Inc.                                      88,026                  2,019,317
Wachovia Corp.                                              102,500                  5,391,500
Webster Financial Corp.                                      43,200                  2,187,648
Wells Fargo Company                                          55,400                  3,443,110
                                                                               ---------------
                                                                                    32,168,538
BROADCASTING - 1.32%
Viacom, Inc., Class B                                       138,100                  5,025,459
Westwood One, Inc. *                                          8,000                    215,440
                                                                               ---------------
                                                                                     5,240,899
BUSINESS SERVICES - 1.62%
Cadence Design Systems, Inc. *                              161,900                  2,235,839
R.R. Donnelley & Sons Company                               119,000                  4,199,510
                                                                               ---------------
                                                                                     6,435,349

CABLE AND TELEVISION - 1.31%
Comcast Corp.-Special Class A *                             158,000                  5,188,720

CELLULAR COMMUNICATIONS - 1.67%
Motorola, Inc.                                              384,455                  6,612,626

CHEMICALS - 5.03%
Cytec Industries, Inc.                                       46,000                  2,365,320
E.I. Du Pont De Nemours & Company                           136,700                  6,705,135
Eastman Chemical Company                                     41,300                  2,384,249
Minerals Technologies, Inc. (a)                              10,100                    673,670
OM Group, Inc. *                                             19,800                    641,916
Praxair, Inc.                                                62,900                  2,777,035
Rohm & Haas Company                                          13,900                    614,797

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        ----------             --------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Valspar Corp.                                               75,500             $    3,775,755
                                                                               --------------
                                                                                   19,937,877
COMPUTERS & BUSINESS EQUIPMENT - 2.89%
Apple Computer, Inc. *                                      56,100                  3,612,840
EMC Corp. *                                                366,700                  5,452,829
Xerox Corp. *                                              140,000                  2,381,400
                                                                               --------------
                                                                                   11,447,069
CONSTRUCTION MATERIALS - 0.87%
JLG Industries, Inc. (a)                                    24,300                    477,009
Trinity Industries, Inc. (a)                                87,500                  2,982,000
                                                                               --------------
                                                                                    3,459,009
CONTAINERS & GLASS - 1.02%
Pactiv Corp. *                                             159,200                  4,026,168

COSMETICS & TOILETRIES - 0.42%
The Gillette Company                                        37,000                  1,656,860

CRUDE PETROLEUM & NATURAL GAS - 1.84%
Chesapeake Energy Corp. (a)                                 19,800                    326,700
Chevron Texaco Corp.                                        37,624                  1,975,636
EOG Resources, Inc.                                         24,900                  1,776,864
Helmerich & Payne, Inc.                                     94,900                  3,230,396
                                                                               --------------
                                                                                    7,309,596
ELECTRICAL EQUIPMENT - 4.28%
Emerson Electric Company                                    54,700                  3,834,470
General Electric Company                                   278,600                 10,168,900
Hubbell, Inc., Class B                                      57,000                  2,981,100
                                                                               --------------
                                                                                   16,984,470
ELECTRICAL UTILITIES - 0.84%
Ameren Corp.                                                34,500                  1,729,830
CMS Energy Corp. *                                         152,600                  1,594,670
                                                                               --------------
                                                                                    3,324,500
ELECTRONICS - 1.72%
Rogers Corp. * (a)                                          21,300                    918,030
Solectron Corp. *                                          473,000                  2,521,090
Vishay Intertechnology, Inc. *                             224,000                  3,364,480
                                                                               --------------
                                                                                    6,803,600
FINANCIAL SERVICES - 5.24%
Citigroup, Inc.                                            173,800                  8,373,684
J.P. Morgan Chase & Company                                119,336                  4,655,297
Mellon Financial Corp.                                     141,100                  4,389,621
Merrill Lynch & Company, Inc.                               56,000                  3,347,120
                                                                               --------------
                                                                                   20,765,722
FOOD & BEVERAGES - 2.17%
Kraft Foods, Inc., Class A                                  57,100                  2,033,331
PepsiCo, Inc.                                              125,800                  6,566,760
                                                                               --------------
                                                                                    8,600,091
GAS & PIPELINE UTILITIES - 0.11%
NiSource, Inc.                                              19,600                    446,488

HEALTHCARE PRODUCTS - 0.94%
Bausch & Lomb, Inc.                                         16,200                  1,044,252
Baxter International, Inc.                                  77,000                  2,659,580
                                                                               --------------
                                                                                    3,703,832
HOTELS & RESTAURANTS - 1.54%
Brinker International, Inc. *                               18,200                    638,274
Wendy's International, Inc.                                120,700                  4,738,682
Yum! Brands, Inc.                                           15,800                    745,444
                                                                               --------------
                                                                                    6,122,400
INDUSTRIAL MACHINERY - 4.92%
Briggs & Stratton Corp.                                     52,100                  2,166,318
Cummins, Inc.                                               12,400                  1,038,996
Deere &  Company                                            97,000                  7,216,800
FMC Technologies, Inc. *                                    15,600                    502,320
Grant Prideco, Inc. *                                       83,500                  1,674,175
IDEX Corp.                                                  12,450                    504,225
Parker-Hannifm Corp.                                        30,000                  2,272,200
UNOVA, Inc. * (a)                                           69,200                  1,750,068
W.W. Grainger, Inc.                                         35,800                  2,384,996
                                                                               --------------
                                                                                   19,510,098
INDUSTRIALS - 0.25%
GrafTech International, Ltd. * (a)                         103,800                    981,948

INSURANCE - 2.04%
American International Group, Inc.                           7,100                    466,257
CIGNA Corp.                                                 14,500                  1,182,765
Lincoln National Corp.                                      11,700                    546,156
Markel Corp. * (a)                                           6,500                  2,366,000
SAFECO Corp.                                                67,600                  3,531,424
                                                                               --------------
                                                                                    8,092,602
INTERNET SOFTWARE - 0.95%
McAfee, Inc. *                                             130,000                  3,760,900

LEISURE TIME - 2.28%
The Walt Disney Company                                    325,000                  9,035,000

LIFE SCIENCES - 0.28%
Pharmaceutical Product Development, Inc. *(a)               26,700                  1,102,443

MANUFACTURING - 4.56%
Carlisle Companies, Inc.                                    32,200                  2,090,424
Eaton Corp.                                                 73,800                  5,340,168
Illinois Tool Works, Inc.                                   21,300                  1,974,084
Roper Industries, Inc.                                      15,300                    929,781
Shaw Group, Inc. * (a)                                      37,300                    665,805
Tyco International, Ltd.                                   198,200                  7,083,668
                                                                               --------------
                                                                                   18,083,930
METAL & METAL PRODUCTS - 2.14%
Mueller Industries, Inc.                                     9,800                    315,560
Quanex Corp. (a)                                            67,900                  4,655,903
Timken Company                                             135,100                  3,515,302
                                                                               --------------
                                                                                    8,486,765
MINING - 2.38%
Newmont Mining Corp.                                       168,900                  7,500,849
Potash Corp. of Saskatchewan, Inc. (a)                      23,300                  1,935,298
                                                                               --------------
                                                                                    9,436,147

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        -----------            ---------------
COMMON STOCKS (CONTINUED)

OFFICE FURNISHINGS & SUPPLIES - 0.14%
OfficeMax, Inc.                                              17,400            $       546,012

PAPER - 2.80%
Georgia-Pacific Corp.                                        92,200                  3,455,656
International Paper Company                                 135,900                  5,707,800
MeadWestvaco Corp.                                           57,000                  1,931,730
                                                                               ---------------
                                                                                    11,095,186
PETROLEUM SERVICES - 9.20%
Baker Hughes, Inc.                                           45,300                  1,932,951
Exxon Mobil Corp.                                           383,000                 19,632,580
GlobalSantaFe Corp.                                         160,000                  5,297,600
Grey Wolf, Inc. * (a)                                       431,500                  2,274,005
Halliburton Company                                          48,200                  1,891,368
Key Energy Services, Inc. *                                 130,000                  1,534,000
Schlumberger, Ltd.                                           58,300                  3,903,185
                                                                               ---------------
                                                                                    36,465,689
PHARMACEUTICALS - 5.15%
GlaxoSmithKline PLC, ADR                                     34,974                  1,657,418
Mylan Laboratories, Inc. (a)                                139,600                  2,468,128
Novartis AG, ADR                                             94,700                  4,786,138
Pfizer, Inc.                                                 15,000                    403,350
Schering-Plough Corp.                                       277,900                  5,802,552
Wyeth                                                       124,600                  5,306,714
                                                                               ---------------
                                                                                    20,424,300
PUBLISHING - 0.62%
Tribune Company                                              58,400                  2,460,976

RAILROADS & EQUIPMENT - 1.74%
CSX Corp.                                                    94,700                  3,795,576
Union Pacific Corp.                                          45,900                  3,086,775
                                                                               ---------------
                                                                                     6,882,351
REAL ESTATE - 0.54%
Host Marriott Corp., REIT                                   123,900                  2,143,470

RETAIL GROCERY - 0.61%
The Kroger Company *                                        137,200                  2,406,488

RETAIL TRADE - 2.65%
AnnTaylor Stores Corp.                                       17,700                    381,081
Barnes & Noble, Inc. *                                       74,600                  2,407,342
CVS Corp.                                                    32,600                  1,469,282
Federated Department Stores, Inc.                            32,600                  1,883,954
May Department Stores Company                               115,100                  3,383,940
Target Corp.                                                  9,700                    503,721
The Yankee Candle, Inc. * (a)                                14,300                    474,474
                                                                               ---------------
                                                                                    10,503,794
SANITARY SERVICES - 1.14%
Aqua America, Inc.                                           48,725                  1,198,148
Waste Management, Inc.                                      111,300                  3,332,322
                                                                               ---------------
                                                                                     4,530,470
SOFTWARE - 1.29%
Microsoft Corp.                                             191,400                  5,112,294

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.64%
Avaya, Inc. *                                                87,500                  1,505,000
SBC Communications, Inc.                                     40,000                  1,030,800
                                                                               ---------------
                                                                                     2,535,800
TELEPHONE - 2.25%
Verizon Communications, Inc.                                220,500                  8,932,455

TRUCKING & FREIGHT - 0.57%
United Parcel Service, Inc., Class B                         26,600                  2,273,236
                                                                               ---------------
TOTAL COMMON STOCKS (Cost $311,347,114)                                        $   384,355,368
                                                                               ---------------
SHORT TERM INVESTMENTS - 4.99%
State Street Navigator Securities
  Lending Prime Portfolio (c)                           $19,785,330            $    19,785,330
                                                                               ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $19,785,330)                                                             $    19,785,330
                                                                               ---------------
REPURCHASE AGREEMENTS - 4.07%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to
  be repurchased at $16,144,211 on
  01/03/2005, collateralized by
  $16,510,000 U.S. Treasury Notes,
  3.00% due 11/15/2007 (valued at
  $16,467,173, including interest).(c)                  $16,143,000            $    16,143,000
                                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $16,143,000)                                                             $    16,143,000
                                                                               ---------------
TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
  (COST $347,275,444) - 106.00%                                                $   420,283,698
LIABILITIES IN EXCESS OF OTHER ASSETS -(6.00)%                                     (23,778,238)
                                                                               ---------------
TOTAL NET ASSETS - 100.00%                                                     $   396,505,460
                                                                               ===============

FUNDAMENTAL VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        -----------            ---------------
COMMON STOCKS - 93.15%

AUTO PARTS -0.87%                                            77,500            $     7,076,525
AutoZone, Inc. *

BANKING - 7.91%
Fifth Third Bancorp (a)                                     214,300                 10,132,104
Golden West Financial Corp.                                 347,800                 21,361,876
Lloyds TSB Group PLC, ADR (a)                               194,400                  7,151,976
Wells Fargo Company                                         416,700                 25,897,905
                                                                               ---------------
                                                                                    64,543,861
BUSINESS SERVICES - 3.53%
Dun & Bradstreet Corp. *                                     99,400                  5,929,210
Iron Mountain, Inc. (a)                                     247,700                  7,552,373
Moody's Corp. (a)                                           111,900                  9,718,515
Rentokil Initial PLC                                      1,013,800                  2,869,729

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        -----------            ---------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
WPP Group PLC, ADR (a)                                       50,900            $     2,781,685
                                                                               ---------------
                                                                                    28,851,512
CABLE AND TELEVISION - 3.54%
Comcast Corp.-Special Class A *                             878,900                 28,863,076

COMPUTERS & BUSINESS EQUIPMENT - 1.60%
Lexmark International, Inc. *                               153,700                 13,064,500

CONSTRUCTION MATERIALS - 1.38%
Martin Marietta Materials, Inc. (a)                         103,900                  5,575,274
Vulcan Materials Company (a)                                103,700                  5,663,057
                                                                               ---------------
                                                                                    11,238,331
CONTAINERS & GLASS - 2.77%
Sealed Air Corp. *                                          425,100                 22,645,077

CRUDE PETROLEUM & NATURAL GAS - 5.19%
Devon Energy Corp.                                          381,000                 14,828,520
EOG Resources, Inc.                                         167,100                 11,924,256
Occidental Petroleum Corp.                                  267,200                 15,593,792
                                                                               ---------------
                                                                                    42,346,568
DRUGS & HEALTH CARE - 0.43%
Novartis AG                                                  69,600                  3,495,250

FINANCIAL SERVICES - 10.03%
Citigroup, Inc.                                             529,700                 25,520,946
H & R Block, Inc. (a)                                       262,900                 12,882,100
J.P. Morgan Chase & Company                                 663,820                 25,895,618
Morgan Stanley                                              115,600                  6,418,112
Providian Financial Corp. * (a)                             217,500                  3,582,225
State Street Corp. (c)                                       36,600                  1,797,792
Takefuji Corp. *                                             86,100                  5,808,167
                                                                               ---------------
                                                                                    81,904,960
FOOD & BEVERAGES - 2.34%
Diageo PLC-Sponsored ADR (a)                                191,800                 11,101,384
Hershey Foods Corp.                                         143,600                  7,975,544
                                                                               ---------------
                                                                                    19,076,928
HEALTHCARE SERVICES - 2.54%
Cardinal Health, Inc. (a)                                   173,300                 10,077,395
HCA, Inc. (a)                                               267,400                 10,685,304
                                                                               ---------------
                                                                                    20,762,699
HOLDINGS COMPANIES/CONGLOMERATES - 7.77%
Berkshire Hathaway, Inc., Class A *                             402                 35,335,800
HSBC Holdings PLC *                                       1,668,836                 28,103,710
                                                                               ---------------
                                                                                    63,439,510
HOUSEHOLD PRODUCTS - 0.01%
Hunter Douglas NV *                                           2,200                    116,892

INSURANCE - 13.08%
American International Group, Inc.                          559,500                 36,742,365
Aon Corp. (a)                                               237,900                  5,676,294
Chubb Corp.                                                  33,300                  2,560,770
Loews Corp.                                                 207,400                 14,580,220
Markel Corp. * (a)                                            2,200                    800,800
Marsh & McLennan Companies, Inc.                            257,700                  8,478,330
Principal Financial Group, Inc.                              73,600                  3,013,184
Progressive Corp.                                           274,100                 23,254,644
Sun Life Financial, Inc. (a)                                 45,300                  1,519,362
Transatlantic Holdings, Inc.                                163,312                 10,097,581
                                                                               ---------------
                                                                                   106,723,550

INTERNATIONAL OIL - 2.27%
ConocoPhillips                                              213,663                 18,552,358

INTERNET RETAIL - 0.55%
IAC/InterActiveCorp * (a)                                   162,300                  4,482,726

LIQUOR - 0.79%
Heineken Holding NV                                         214,925                  6,473,504

MANUFACTURING - 4.18%
Tyco International, Ltd.                                    954,356                 34,108,684

PETROLEUM SERVICES - 0.68%
Transocean, Inc. *                                          130,300                  5,523,417

PHARMACEUTICALS - 0.96%
Eli Lilly & Company                                         137,600                  7,808,800

PUBLISHING - 1.71%
Gannett Company, Inc.                                        54,800                  4,477,160
Lagardere S.C.A.                                            131,300                  9,438,038
                                                                               ---------------
                                                                                    13,915,198
REAL ESTATE - 1.53%
CenterPoint Properties Corp., REIT(a)                       261,200                 12,508,868

RETAIL TRADE - 3.07%
Costco Wholesale Corp.                                      518,000                 25,076,380

SOFTWARE - 1.00%
Microsoft Corp.                                             304,100                  8,122,511

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.77%
Nokia Oyj-Sponsored ADR                                     152,700                  2,392,809
SK Telecom Company, Ltd., ADR (a)                           174,600                  3,884,850
                                                                               ---------------
                                                                                     6,277,659
TOBACCO - 5.15%
Altria Group, Inc.                                          688,500                 42,067,350

TRAVEL SERVICES - 6.75%
American Express Company                                    977,600                 55,107,312

TRUCKING & FREIGHT - 0.75%
United Parcel Service, Inc., Class B                         71,400                  6,101,844
                                                                               ---------------
TOTAL COMMON STOCKS (Cost $595,858,083)                                        $   760,275,850
                                                                               ---------------
SHORT TERM INVESTMENTS - 15.22%
Galleon Capital LLC
     2.26% due 01/05/2005                               $20,000,000            $    19,994,978
Greenwich Capital Holding Funding
     2.21% due 01/03/2005                                 3,764,000                  3,763,538
Rabobank USA Financial Corp.
     2.17% due 01/03/2005                                 8,312,000                  8,310,998
State Street Navigator Securities Lending
     Prime Portfolio (c)                                 65,187,713                 65,187,713

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        -----------            ---------------
SHORT TERM INVESTMENTS (CONTINUED)

UBS Finance Delaware, Inc.
     2.23% due 01/03/2005                               $26,987,000            $    26,983,656
                                                                               ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $124,240,883)                                                            $   124,240,883
                                                                               ---------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE TRUST)
     (COST $720,098,966) - 108.37%                                             $   884,516,733
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.37)%                                    (68,289,459)
                                                                               ---------------
TOTAL NET ASSETS - 100.00%                                                     $   816,227,274
                                                                               ===============

GROWTH & INCOME TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        -----------            ---------------
COMMON STOCKS - 99.56%

AEROSPACE - 3.42%
European Aeronautic Defence & Space Company                 244,725            $     7,086,171
General Dynamics Corp.                                      129,300                 13,524,780
United Technologies Corp.                                   290,800                 30,054,180
                                                                               ---------------
                                                                                    50,665,131
ALUMINUM - 1.42%
Alcoa, Inc.                                                 670,700                 21,073,394

APPAREL & TEXTILES - 0.91%
NIKE, Inc., Class B                                         149,100                 13,521,879

BANKING - 4.32%
Bank of America Corp.                                     1,360,400                 63,925,196

BIOTECHNOLOGY - 2.58%
Amgen, Inc. *                                               387,100                 24,832,465
Genzyme Corp. *                                             229,600                 13,332,872
                                                                               ---------------
                                                                                    38,165,337
BROADCASTING - 1.54%
Viacom, Inc., Class B                                       625,800                 22,772,862

BUSINESS SERVICES - 2.31%
Accenture, Ltd., Class A *                                  309,100                  8,345,700
First Data Corp.                                            608,000                 25,864,320
                                                                               ---------------
                                                                                    34,210,020
CABLE AND TELEVISION - 3.24%
Time Warner, Inc. *                                       2,466,000                 47,939,040

CELLULAR COMMUNICATIONS - 1.77%
Motorola, Inc.                                              429,000                  7,378,800
Nextel Communications, Inc., Class A *                      626,900                 18,807,000
                                                                               ---------------
                                                                                    26,185,800
CHEMICALS - 2.88%
Air Products & Chemicals, Inc.                              373,100                 21,628,607
E.I. Du Pont De Nemours & Company                           427,300                 20,959,065
                                                                               ---------------
                                                                                    42,587,672
COMPUTERS & BUSINESS EQUIPMENT - 2.68%
Dell, Inc. *                                                939,500                 39,590,530

COSMETICS & TOILETRIES - 3.78%
The Gillette Company                                        569,900                 25,520,122
The Procter & Gamble Company                                553,100                 30,464,748
                                                                               ---------------
                                                                                    55,984,870
ELECTRICAL EQUIPMENT - 4.16%
General Electric Company                                  1,687,800                 61,604,700

ELECTRICAL UTILITIES - 0.79%
PG&E Corp. *                                                353,000                 11,747,840

FINANCIAL SERVICES - 8.81%
Citigroup, Inc.                                           1,103,965                 53,189,034
Federal National Mortgage Association                       238,700                 16,997,827
Franklin Resources, Inc.                                    303,600                 21,145,740
Merrill Lynch & Company, Inc.                               571,500                 34,158,555
State Street Corp. (c)                                       98,300                  4,828,496
                                                                               ---------------
                                                                                   130,319,652
FOOD & BEVERAGES - 3.28%
PepsiCo, Inc.                                               444,200                 23,187,240
The Coca-Cola Company                                       608,200                 25,319,366
                                                                               ---------------
                                                                                    48,506,606
HEALTHCARE PRODUCTS - 1.77%
Guidant Corp.                                               139,400                 10,050,740
Medtronic, Inc.                                             326,000                 16,192,420
                                                                               ---------------
                                                                                    26,243,160
INDUSTRIAL MACHINERY - 3.12%
Caterpillar, Inc.                                           166,700                 16,254,917
Ingersoll-Rand Company, Class A                             253,100                 20,323,930
ITT Industries, Inc.                                        114,100                  9,635,745
                                                                               ---------------
                                                                                    46,214,592
INSURANCE - 4.73%
American International Group, Inc.                          435,775                 28,617,344
Principal Financial Group, Inc.                             470,800                 19,274,552
The St. Paul Travelers Companies, Inc.                      377,915                 14,009,309
UNUMProvident Corp.                                         452,400                  8,116,056
                                                                               ---------------
                                                                                    70,017,261
INTERNATIONAL OIL - 3.18%
Anadarko Petroleum Corp.                                    285,700                 18,516,217
ConocoPhillips                                              328,400                 28,514,972
                                                                               ---------------
                                                                                    47,031,189
INTERNET CONTENT - 1.52%
Yahoo!, Inc. *                                              595,100                 22,423,368

INTERNET SOFTWARE - 2.20%
Cisco Systems, Inc. *                                     1,684,300                 32,506,990

MANUFACTURING - 2.30%
Tyco International, Ltd.                                    951,700                 34,013,758

MINING - 1.98%
Rio Tinto PLC                                               245,300                 29,242,213

PAPER - 0.95%
International Paper Company                                 334,400                 14,044,800

PETROLEUM SERVICES - 4.68%
Exxon Mobil Corp.                                           595,400                 30,520,204
GlobalSantaFe Corp.                                         593,000                 19,634,230

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                   VALUE
                                                        -----------            ---------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Schlumberger, Ltd.                                          285,400            $    19,107,530
                                                                               ---------------
                                                                                    69,261,964
PHARMACEUTICALS - 8.41%
Abbott Laboratories                                         559,600                 26,105,340
Elan Corp. PLC, ADR * (a)                                   278,600                  7,591,850
Eli Lilly & Company                                         316,000                 17,933,000
Pfizer, Inc.                                                924,675                 24,864,511
Schering-Plough Corp.                                     1,341,400                 28,008,432
Wyeth                                                       468,700                 19,961,933
                                                                               ---------------
                                                                                   124,465,066
RAILROADS & EQUIPMENT - 1.61%
CSX Corp.                                                   594,900                 23,843,592

RETAIL TRADE - 3.84%
Lowe's Companies, Inc.                                      471,300                 27,142,167
Target Corp.                                                238,300                 12,374,919
Wal-Mart Stores, Inc.                                       326,300                 17,235,166
                                                                               ---------------
                                                                                    56,752,252
SEMICONDUCTORS - 2.99%
Analog Devices, Inc.                                        399,300                 14,742,156
Intel Corp.                                                 657,500                 15,378,925
Texas Instruments, Inc.                                     570,600                 14,048,172
                                                                               ---------------
                                                                                    44,169,253
SOFTWARE - 5.54%
Computer Associates International,Inc.                      481,600                 14,958,496
Microsoft Corp.                                           2,509,600                 67,031,416
                                                                               ---------------
                                                                                    81,989,912
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.19%
Scientific-Atlanta, Inc.                                     84,400                  2,786,044

TELEPHONE - 0.96%
Sprint Corp. (FON Group)                                    572,200                 14,219,170

TRAVEL SERVICES - 0.68%
American Express Company                                    178,200                 10,045,134

TRUCKING & FREIGHT - 1.02%
Fedex Corp.                                                 152,600                 15,029,574
                                                                               ---------------
TOTAL COMMON STOCKS (Cost $1,338,919,424)                                      $ 1,473,099,821
                                                                               ---------------
WARRANTS - 0.01%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.01%
Lucent Technologies, Inc.
  (Expiration date 12/10/2007;strike
   price $2.75) *                                           118,637                    187,446
                                                                               ---------------
TOTAL WARRANTS (Cost $0)                                                       $       187,446
                                                                               ---------------
SHORT TERM INVESTMENTS - 0.53%
State Street Navigator Securities
  Lending Prime Portfolio (c)                           $ 7,800,800            $     7,800,800
                                                                               ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $7,800,800)                                                              $     7,800,800
                                                                               ---------------
REPURCHASE AGREEMENTS - 0.52%
Deutsche Bank Tri-Party Repurchase
 Agreement dated 12/31/2004 at 1.60%
 to be repurchased at $7,754,034 on
 01/03/2005, collateralized by
 $7,929,000 U.S.Treasury Notes,
 3.00% due 12/31/2006 (valued at
  $7,916,012, including interest).                      $ 7,753,000            $     7,753,000
                                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,753,000)                                                              $     7,753,000
                                                                               ---------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST)
  (Cost $1,354,473,224) - 100.62%                                              $ 1,488,841,067
LIABILITIES IN EXCESS OF OTHER ASSETS -(0.62)%                                      (9,145,853)
                                                                               ---------------
TOTAL NET ASSETS - 100.00%                                                     $ 1,479,695,214
                                                                               ===============

GREAT COMPANIES-AMERICA TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                   VALUE
                                                        -----------            ---------------
COMMON STOCKS - 84.59%

ADVERTISING - 5.21%
Omnicom Group, Inc.                                           1,600            $       134,912

AEROSPACE - 9.99%
United Technologies Corp.                                     2,500                    258,376

BUSINESS SERVICES - 7.40%
First Data Corp.                                              4,500                    191,430

COMPUTERS & BUSINESS EQUIPMENT - 3.73%
International Business Machines Corp.                           980                     96,608

COSMETICS & TOILETRIES - 9.85%
Colgate-Palmolive Company                                     2,400                    122,784
The Procter & Gamble Company                                  2,400                    132,192
                                                                               ---------------
                                                                                       254,976
ELECTRICAL EQUIPMENT - 8.46%
General Electric Company                                      6,000                    219,000

FINANCIAL SERVICES - 8.41%
Citigroup, Inc.                                               1,700                     81,906
Merrill Lynch & Company, Inc.                                 1,400                     83,678
The Goldman Sachs Group, Inc.                                   500                     52,020
                                                                               ---------------
                                                                                       217,604
FOOD & BEVERAGES - 2.02%
PepsiCo, Inc.                                                 1,000                     52,200

HEALTHCARE PRODUCTS - 6.13%
Johnson & Johnson                                               700                     44,394
Medtronic, Inc.                                               2,300                    114,241
                                                                               ---------------
                                                                                       158,635
INSURANCE - 4.31%
American International Group, Inc.                            1,700                    111,639

MANUFACTURING - 5.08%
3M Company                                                    1,600                    131,312

PHARMACEUTICALS - 11.24%
Abbott Laboratories                                           4,500                    209,925

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GREAT COMPANIES-AMERICA TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        -----------            ---------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Wyeth                                                         1,900            $        80,921
                                                                               ---------------
                                                                                       290,846
SEMICONDUCTORS - 2.76%
Texas Instruments, Inc.                                       2,900                     71,398
                                                                               ---------------
TOTAL COMMON STOCKS (Cost $1,887,917)                                          $     2,188,936
                                                                               ---------------
REPURCHASE AGREEMENTS - 15.81%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to
  be repurchased at $409,031 on
  01/03/2005,collateralized by
  $335,000 U.S.Treasury Bonds,7.25%
  due 05/15/2016(valued at$421,732,
  including interest)                                   $   409,000            $       409,000
                                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $409,000)                                                                $       409,000
                                                                               ---------------
TOTAL INVESTMENTS (GREAT COMPANIES-AMERICA TRUST)
  (COST $2,296,917) - 100.40%                                                  $     2,597,936
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.40)%                                        (10,398)
                                                                               ---------------
TOTAL NET ASSETS - 100.00%                                                     $     2,587,538
                                                                               ===============

QUANTITATIVE VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                   VALUE
                                                        -----------            ---------------
COMMON STOCKS - 98.91%

AEROSPACE - 3.20%
General Dynamics Corp.                                       25,400            $     2,656,840
United Technologies Corp.                                    44,100                  4,557,735
                                                                               ---------------
                                                                                     7,214,575
AGRICULTURE - 0.78%
Agrium, Inc.                                                104,100                  1,754,085

BANKING - 13.11%
AmSouth Bancorp.                                            178,500                  4,623,150
Bank of America Corp.                                       198,200                  9,313,418
North Fork Bancorporation, Inc.                             136,400                  3,935,140
Sovereign Bancorp, Inc. (a)                                 188,800                  4,257,440
US Bancorp                                                  238,000                  7,454,160
                                                                               ---------------
                                                                                    29,583,308
BIOTECHNOLOGY - 0.79%
Charles River Laboratories
  International,Inc.*                                        39,000                  1,794,390

BROADCASTING - 1.28%
Univision Communications,Inc., Class A *                     99,100                  2,900,657

BUILDING MATERIALS & CONSTRUCTION - 0.58%
Hughes Supply, Inc.                                           9,600                    310,560
RPM International,Inc.                                       50,500                    992,830
                                                                               ---------------
                                                                                     1,303,390
BUSINESS SERVICES - 1.13%
Computer Sciences Corp. *                                    20,900                  1,178,133
Harte-Hanks, Inc.                                            53,100                  1,379,538
                                                                               ---------------
                                                                                     2,557,671
CELLULAR COMMUNICATIONS - 0.42%
Mobile Telesystems - SP ADR                                   6,800                    941,868

CHEMICALS - 0.52%
OM Group, Inc. *                                             36,200                  1,173,604

COMPUTERS & BUSINESS EQUIPMENT - 3.50%
Cognizant Technology Solutions Corp.,Class A                 54,200                  2,294,286
Dell, Inc. *                                                 66,300                  2,793,882
Network Appliance, Inc. *                                    84,600                  2,810,412
                                                                               ---------------
                                                                                     7,898,580
COSMETICS & TOILETRIES - 4.07%
Alberto Culver Company, Class B                              71,000                  3,448,470
The Procter & Gamble Company                                104,100                  5,733,828
                                                                               ---------------
                                                                                     9,182,298
CRUDE PETROLEUM & NATURAL GAS - 5.09%
Amerada Hess Corp.                                           21,300                  1,754,694
Apache Corp.                                                 29,000                  1,466,530
Chesapeake Energy Corp. (a)                                 116,200                  1,917,300
ChevronTexaco Corp.                                          24,500                  1,286,495
Devon Energy Corp.                                           80,300                  3,125,276
PetroKazakhstan, Inc. - USD                                  52,200                  1,936,620
                                                                               ---------------
                                                                                    11,486,915
ELECTRICAL EQUIPMENT - 4.21%
General Electric Company                                    260,300                  9,500,950

ELECTRICAL UTILITIES - 1.65%
Exelon Corp.                                                 30,300                  1,335,321
TXU Corp.                                                    37,000                  2,388,720
                                                                               ---------------
                                                                                     3,724,041
ELECTRONICS - 0.40%
Thomas & Betts Corp. *                                       29,200                    897,900

ENERGY - 1.72%
Sempra Energy                                               106,000                  3,888,080

FINANCIAL SERVICES - 12.23%
Bear Stearns Companies, Inc.                                 43,300                  4,430,023
Citigroup, Inc.                                             231,200                 11,139,216
J.P. Morgan Chase & Company                                  22,000                    858,220
Lehman Brothers Holdings, Inc.                               33,100                  2,895,588
Merrill Lynch & Company, Inc.                                43,600                  2,605,972
The Goldman Sachs Group, Inc.                                47,100                  4,900,284
Westcorp, Inc. (a)                                           17,100                    785,403
                                                                               ---------------
                                                                                    27,614,706

FOOD & BEVERAGES - 1.13%
PepsiCo, Inc.                                                49,100                  2,563,020

GAS & PIPELINE UTILITIES - 3.37%
ONEOK, Inc.                                                 130,500                  3,708,810
Questar Corp.                                                76,300                  3,888,248
                                                                               ---------------
                                                                                     7,597,058

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                 -----------    ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 0.49%
Zimmer Holdings, Inc. *                                               13,900    $  1,113,668

HEALTHCARE SERVICES - 1.37%                                           62,000       2,231,380
Renal Care Group, Inc. (a)
UnitedHealth Group, Inc.                                               9,800         862,694
                                                                                ------------
                                                                                   3,094,074

HOMEBUILDERS - 1.89%
KB Home                                                               18,000       1,879,200
Ryland Group, Inc.                                                    41,600       2,393,664
                                                                                ------------
                                                                                   4,272,864

HOTELS & RESTAURANTS - 2.64%
Darden Restaurants, Inc.                                             105,200       2,918,248
McDonald's Corp.                                                      95,100       3,048,906
                                                                                ------------
                                                                                   5,967,154

INDUSTRIAL MACHINERY - 0.96%                                          57,800       2,158,830
Graco, Inc.

INSURANCE - 5.48%
ACE, Ltd.                                                             51,200       2,188,800
Amerus Group Company (a)                                              69,900       3,166,470
Everest Re Group, Ltd.                                                42,800       3,833,168
The PMI Group, Inc.                                                   76,300       3,185,525
                                                                                ------------
                                                                                  12,373,963

INTERNATIONAL OIL - 0.75%
Anadarko Petroleum Corp.                                              26,000       1,685,060

INTERNET CONTENT - 0.28%
Yahoo!, Inc. *                                                        16,800         633,024

INTERNET SOFTWARE - 1.18%
RSA Security, Inc. * (a)                                              36,400         730,184
TIBCO Software, Inc. *                                               144,500       1,927,630
                                                                                ------------
                                                                                   2,657,814

METAL & METAL PRODUCTS - 0.54%
Inco, Ltd. *                                                          32,900       1,210,062

MINING - 0.95%
Alliance Resource Partners, LP (a)                                    28,900       2,138,600

PETROLEUM SERVICES - 4.70%
BJ Services Company                                                   50,700       2,359,578
Exxon Mobil Corp.                                                    161,100       8,257,986
                                                                                ------------
                                                                                  10,617,564

PHARMACEUTICALS - 1.24%
Caremark Rx, Inc. *                                                   37,500       1,478,625
Teva Pharmaceutical Industries, Ltd., ADR(a)                          44,600       1,331,756
                                                                                ------------
                                                                                   2,810,381

PUBLISHING - 1.50%
Gannett Company, Inc.                                                 31,800       2,598,060
Meredith Corp.                                                        14,600         791,320
                                                                                ------------
                                                                                   3,389,380
RAILROADS & EQUIPMENT - 1.67%
Burlington Northern Santa Fe Corp.                                    79,800       3,775,338

REAL ESTATE - 1.96%
General Growth Properties, Inc.,REIT                                  52,100       1,883,936
Simon Property Group, Inc.,REIT                                       39,200       2,535,064
                                                                                ------------
                                                                                   4,419,000

RETAIL TRADE - 3.26%                                                  99,200       3,951,136
Bed Bath & Beyond, Inc. *
Staples, Inc.                                                        101,000       3,404,710
                                                                                ------------
                                                                                   7,355,846
SEMICONDUCTORS-1.15%
Marvell Technology Group, Ltd.                                        73,000       2,589,310

SOFTWARE - 1.25%
BEA Systems, Inc. *                                                  112,100         993,206
Microsoft Corp.                                                       68,400       1,826,964
                                                                                ------------
                                                                                   2,820,170
STEEL - 0.33%
United States Steel Corp.                                             14,700         753,375

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.77%
SBC Communications, Inc.                                              67,100       1,729,167

TELEPHONE - 3.70%
AT&T Corp.                                                           104,900       1,999,394
Verizon Communications, Inc.                                         157,000       6,360,070
                                                                                ------------
                                                                                   8,359,464
TOBACCO-1.11%
Altria Group, Inc.                                                    41,000       2,505,100

TRUCKING & FREIGHT -0.56%
Navistar International Corp. *                                        28,700       1,262,226
                                                                                ------------
TOTAL COMMON STOCKS (Cost $201,267,626)                                         $223,268,530
                                                                                ------------

SHORT TERM INVESTMENTS - 11.22%
BP Capital Markets PLC
  2.15% due 01/03/2005                                           $ 4,900,000    $  4,899,415

State Street Navigator Securities Lending
  Prime Portfolio (c)                                             20,411,486      20,411,486
                                                                                ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,310,901)                                                              $ 25,310,901
                                                                                ------------
REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 1.45% to
  be repurchased at $94,011 on
  1/3/2005, collateralize by$70,000
  U.S. Treasury Bonds, 8.875% due
  02/15/2019 (valued at$102,834,
  including interest)                                            $    94,000    $     94,000
                                                                                ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $94,000)                                                                  $     94,000
                                                                                ------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE TRUST)
 (COST $226,672,527) - 110.17%                                                  $248,673,431
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.17)%                                 (22,949,184)
                                                                                ------------
TOTAL NET ASSETS - 100.00%                                                      $225,724,247
                                                                                ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                              ---------     ------------
COMMON STOCKS - 94.92%

AEROSPACE - 4.18%
Honeywell International, Inc.                                   809,400     $ 28,660,854
Lockheed Martin Corp.                                           328,800       18,264,840
Raytheon Company                                                455,000       17,667,650
Rockwell Collins, Inc.                                          415,500       16,387,320
                                                                            ------------
                                                                              80,980,664

ALUMINUM - 0.57%
Alcoa, Inc.                                                     349,500       10,981,290

AUTO PARTS -0.85%
Genuine Parts Company                                           374,450       16,498,267

BANKING -432%
AmSouth Bancorp. (a)                                             49,500        1,282,050
Bank of America Corp.                                           586,250       27,547,887
Mercantile Bankshares Corp. (a)                                 148,950        7,775,190
National City Corp.                                             211,700        7,949,335
Northern Trust Corp. (a)                                        149,600        7,267,568
SunTrust Banks, Inc.                                            243,700       18,004,556
Wells Fargo Company                                             156,400        9,720,260
Wilmington Trust Corp.                                          114,800        4,150,020
                                                                            ------------
                                                                              83,696,866

BIOTECHNOLOGY - 0.73%
Chiron Corp. *                                                   20,000          666,600
Medlmmune, Inc. *                                               498,400       13,511,624
                                                                            ------------
                                                                              14,178,224

BROADCASTING - 1.55%
Viacom, Inc., Class B                                           824,700       30,010,833

BUSINESS SERVICES - 0.50%
Cendant Corp.                                                   383,700        8,970,906
Dun & Bradstreet Corp. *                                         12,650          754,573
                                                                            ------------
                                                                               9,725,479
CABLE AND TELEVISION - 2.66%
Comcast Corp., Class A *                                        801,317       26,667,830
Time Warner, Inc. *                                           1,279,800       24,879,312
                                                                            ------------
                                                                              51,547,142
CELLULAR COMMUNICATIONS - 0.76%
Motorola, Inc.                                                  862,300       14,831,560

CHEMICALS -2.57%                                                377,200       18,675,172
Dow Chemical Company                                            323,100       15,848,055
E.I. Du Pont De Nemours & Company                               296,000        8,433,040
Great Lakes Chemical Corp.                                      457,500        6,793,875
Hercules, Inc. *                                                            ------------
                                                                              49,750,142

COMPUTERS & BUSINESS EQUIPMENT - 0.86%
Hewlett-Packard Company                                         798,811       16,751,067

CONSTRUCTION MATERIALS - 0.52%
Vulcan Materials Company                                        186,100       10,162,921

COSMETICS & TOILETRIES - 2.46%
Colgate-Palmolive Company                                       451,600       23,103,856
International Flavors & Fragrances, Inc.                        216,700        9,283,428
Kimberly-Clark Corp.                                            231,700       15,248,177
                                                                            ------------
                                                                              47,635,461
CRUDE PETROLEUM & NATURAL GAS - 2.77%'
Amerada Hess Corp. (a)                                          239,800       19,754,724
ChevronTexaco Corp.                                             646,534       33,949,500
                                                                            ------------
                                                                              53,704,224
DOMESTIC OIL -0.53%
Unocal Corp.                                                    239,700       10,364,628

ELECTRICAL EQUIPMENT - 3.27%
Cooper Industries, Ltd., Class A                                239,700       16,273,233
Emerson Electric Company                                        109,800        7,696,980
General Electric Company                                      1,081,500       39,474,750
                                                                            ------------
                                                                              63,444,963
ELECTRICAL UTILITIES - 2.87%
Constellation Energy Group, Inc.                                320,400       14,004,684
Duke Energy Corp. (a)                                           787,000       19,934,710
FirstEnergy Corp.                                               269,275       10,639,055
TECO Energy, Inc. (a)                                           265,600        4,074,304
TXU Corp.                                                       107,500        6,940,200
                                                                            ------------
                                                                              55,592,953
ELECTRONICS - 0.51%
Agilent Technologies, Inc. *                                     22,900          551,890
Sony Corp.                                                      241,000        9,289,983
                                                                            ------------
                                                                               9,841,873
ENERGY -0.82%
Progress Energy, Inc. (a)                                       139,400        6,306,456
Xcel Energy, Inc. (a)                                           528,400        9,616,880
                                                                            ------------
                                                                              15,923,336
FINANCIAL SERVICES - 6.75%
Bank of Ireland - London                                        547,300        9,016,511
Charles Schwab Corp.                                          1,677,600       20,064,096
Citigroup, Inc.                                                 235,164       11,330,202
Federal National Mortgage Association                           173,300       12,340,693
J.P. Morgan Chase & Company                                     948,828       37,013,780
Janus Capital Group, Inc.                                       172,600        2,901,406
Mellon Financial Corp.                                          565,800       17,602,038
Morgan Stanley                                                  371,900       20,647,888
                                                                            ------------
                                                                             130,916,614
FOOD & BEVERAGES - 3.93%
Campbell Soup Company                                           539,000       16,110,710
Coca-Cola Enterprises, Inc.                                      27,100          565,035
ConAgra Foods, Inc. (a)                                         267,000        7,863,150
General Mills, Inc.                                             304,800       15,151,608
The Coca- Cola Company                                          617,400       25,702,362
Unilever NV                                                     161,200       10,764,619
                                                                            ------------
                                                                              76,157,484
GAS & PIPELINE UTILITIES - 1.00%
NiSource, Inc. -                                                850,900       19,383,502

HEALTHCARE PRODUCTS 2.11%
Baxter International, Inc.                                      453,000       15,646,620


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT          VALUE
                                                              ---------     ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS CONTINUED
Johnson & Johnson                                               399,100     $ 25,310,922
                                                                            ------------
                                                                              40,957,542
HEALTHCARE SERVICES-0.64%
Cardinal Health, Inc.                                           212,000       12,327,800

HOTELS & RESTAURANTS - 1.91%
Hilton Hotels Corp.                                             531,000       12,074,940
McDonald's Corp.                                                425,400       13,638,324
Starwood Hotels & Resorts Worldwide, Inc.                       192,871       11,263,666
                                                                            ------------
                                                                              36,976,930

HOUSEHOLD APPLIANCES - 0.57%
Whirlpool Corp. (a)                                             159,500       11,038,995

HOUSEHOLD PRODUCTS - 2.17%
Fortune Brands, Inc.                                            193,700       14,949,766
Newell Rubbermaid, Inc. (a)                                     784,600       18,979,474
The Clorox Company                                              137,500        8,102,875
                                                                            ------------
                                                                              42,032,115

INDUSTRIAL MACHINERY - 0.71%
Pall Corp.                                                      474,600       13,739,670

INSURANCE - 6.44%
Chubb Corp.                                                     169,000       12,996,100
CIGNA Corp.                                                      68,600        5,595,702
Lincoln National Corp.                                          345,867       16,145,072
Marsh & McLennan Companies, Inc.                                938,300       30,870,070
SAFECO Corp.                                                    306,700       16,022,008
The St. Paul Travelers Companies, Inc.                          424,513       15,736,697
UNUMProvident Corp. (a)                                         806,600       14,470,404
UnumProvident Corp. *                                           157,100        4,751,175
XL Capital, Ltd., Class A                                       106,700        8,285,255
                                                                            ------------
                                                                             124,872,483

INTERNATIONAL OIL - 2.10%
Anadarko Petroleum Corp.                                        209,800       13,597,138
Royal Dutch Petroleum Company- NY Shares (a)                    473,100       27,146,478
                                                                            ------------
                                                                              40,743,616

LEISURE TIME - 1.16%
The Walt Disney Company                                         806,600       22,423,480

MANUFACTURING - 0.55%
Rockwell Automation, Inc.                                       214,500       10,628,475

NEWSPAPERS - 1.61%
Dow Jones & Company, Inc. (a)                                   470,300       20,251,118
Knight-Ridder, Inc. (a)                                         162,700       10,891,138
                                                                            ------------
                                                                              31,142,256

PAPER -1.83%
International Paper Company                                     558,455       23,455,110
MeadWestvaco Corp.                                              352,100       11,932,669
                                                                            ------------
                                                                              35,387,779
PETROLEUM SERVICES - 3.42%
Baker Hughes, Inc.                                              106,800        4,557,156
BP PLC-sponsored ADR                                            322,860       18,855,024
Exxon Mobil Corp.                                               662,890       33,979,741
Schlumberger, Ltd.                                              133,100        8,911,045
                                                                            ------------
                                                                              66,302,966

PHARMACEUTICALS - 5.46%
Abbott Laboratories                                             320,400       14,946,660
Bristol-Myers Squibb Company                                    975,000       24,979,500
Merck & Company, Inc.                                           904,700       29,077,058
Schering-Plough Corp.                                           662,600       13,835,088
Wyeth                                                           539,500       22,977,305
                                                                            ------------
                                                                             105,815,611
PHOTOGRAPHY - 0.95%
Eastman Kodak Company (a)                                       568,400       18,330,900

PUBLISHING - 1.30%
The New York Times Company, Class A (a)                         618,900       25,251,120

RAILROADS & EQUIPMENT - 1.98%
Norfolk Southern Corp.                                          371,400       13,440,966
Union Pacific Corp.                                             370,300       24,902,675
                                                                            ------------
                                                                              38,343,641
REAL ESTATE - 0.57%
Simon Property Group, Inc., REIT                                172,000       11,123,240

RETAIL TRADE - 1.25%
Home Depot, Inc.                                                347,300       14,843,602
May Department Stores Company                                   316,550        9,306,570
                                                                            ------------
                                                                              24,150,172
SANITARY SERVICES - 0.84%
Waste Management, Inc.                                          540,932       16,195,504

SEMICONDUCTORS - 1.22%
Freescale Semiconductor-B, Inc. *                                54,510        1,000,804
Intel Corp.                                                     293,800        6,871,982
Texas Instruments, Inc.                                         639,300       15,739,566
                                                                            ------------
                                                                              23,612,352
SOFTWARE -0.90%
Microsoft Corp.                                                 650,100       17,364,171

STEEL - 0.40%
NucorCorp. (a)                                                  149,000        7,798,660

TELECOMMUNICATIONS EQUIPMENT &
SERVICES -2.04%
Lucent Technologies, Inc. * (a)                               1,142,500        4,295,800
Nokia Oyj-Sponsored ADR *                                       772,000       12,097,240
SBC Communications, Inc.                                        661,664       17,051,081
Telus Corp.- CAD                                                 85,200        2,564,994
Telus Corp. *                                                   124,900        3,609,610
                                                                            ------------
                                                                              39,618,725
TELEPHONE - 4.79%
ALLTEL Corp.                                                    317,800       18,673,928
AT&T Corp. (a)                                                  662,870       12,634,302
Qwest Communications International, Inc. *                    3,485,700       15,476,508
Sprint Corp. (Fon Group)                                        946,800       23,527,980
Verizon Communications, Inc.                                    557,236       22,573,631
                                                                            ------------
                                                                              92,886,349

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT               VALUE
                                                    ---------------      ---------------
COMMON STOCKS (CONTINUED)

TOBACCO - 1.16%
Altria Group, Inc.                                          159,000      $     9,714,900
UST, Inc.                                                   265,000           12,749,150
                                                                         ---------------
                                                                              22,464,050
TOYS, AMUSEMENTS & SPORTING GOODS - 1.08%
Mattel, Inc.                                              1,076,400           20,979,036

TRAVEL SERVICES - 0.78%
American Express Company                                    267,200           15,062,064
                                                                         ---------------
TOTAL COMMON STOCKS (Cost $1,577,127,461)                                $ 1,839,649,195
                                                                         ---------------
PREFERRED STOCKS - 0.18%

FINANCIAL SERVICES - 0.18%
Ford Motor Company Capital Trust II (a)                      63,500            3,352,165
                                                                         ---------------
TOTAL PREFERRED STOCKS (Cost $3,175,000)                                 $     3,352,165
                                                                         ---------------
CORPORATE BONDS - 0.42%

TELECOMMUNICATIONS EQUIPMENT
& SERVICES - 0.42%
Lucent Technologies, Inc.
   8.00% due 08/01/2031 (a)                         $     7,350,000            8,176,875
                                                                         ---------------
TOTAL CORPORATE BONDS (Cost $7,965,563)                                  $     8,176,875
                                                                         ---------------
SHORT TERM INVESTMENTS - 9.90%
State Street Navigator Securities
   Lending Prime Portfolio(c)                       $   109,499,931      $   109,499,931
T. Rowe Price Reserve Investment Fund
   0.00% (missing date) (c)                              82,331,270           82,331,270
                                                                         ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $191,831,201)                                                      $   191,831,201
                                                                         ---------------
REPURCHASE AGREEMENTS - 0.09%
Repurchase Agreement with State Street
   Corp. dated 09/30/2004 at 0.90% to
   be repurchased at $1,791,134 on
   1/3/2005, collateralized by
   $1,250,000 U.S. Treasury Bonds,
   9.125% due 05/15/2018 (valued at
   $1,829,688, including interest) (c)              $     1,791,000      $     1,791,000
                                                                         ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,791,000)                                                        $     1,791,000
                                                                         ---------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
   (COST $1,781,890,225) - 105.51%                                       $ 2,044,800,436
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.51)%                             (106,724,250)
                                                                         ---------------
TOTAL NET ASSETS - 100.00%                                               $ 1,938,076,186
                                                                         ===============

INCOME & VALUE TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT             VALUE
                                                          ---------      ---------------
COMMON STOCKS - 66.22%

ADVERTISING - 0.35%
Monster Worldwide, Inc. *                                    45,300       $    1,523,892
Omnicom Group, Inc.                                          13,100            1,104,592
                                                                          --------------
                                                                               2,628,484

AEROSPACE - 1.42%
United Technologies Corp.                                   104,000           10,748,400

AIR TRAVEL - 0.01%
Delta Air Lines, Inc. *                                       6,089               45,546

ALUMINUM - 0.35%
Alcoa, Inc.                                                  84,400            2,651,848

AUTO SERVICES - 0.19%
AutoNation, Inc. *                                           73,500            1,411,935

BANKING - 1.63%
Golden West Financial Corp.                                  74,200            4,557,364
Wells Fargo Company                                         124,200            7,719,030
                                                                          --------------
                                                                              12,276,394

BIOTECHNOLOGY - 1.60%
Amgen, Inc. *                                               126,700            8,127,805
Applera Corp.-Applied Biosystems Group                      156,000            3,261,960
Biogen Idec, Inc. *                                           9,700              646,117
                                                                          --------------
                                                                              12,035,882

BROADCASTING - 0.30%
Clear Channel Communications, Inc.                           26,000              870,740
Viacom, Inc., Class B                                        39,000            1,419,210
                                                                          --------------
                                                                               2,289,950

BUILDING MATERIALS & CONSTRUCTION - 0.55%
American Standard Companies, Inc.                           101,100            4,177,452

BUSINESS SERVICES - 2.16%
Affiliated Computer Services, Inc., Class A *               113,100            6,807,489
Automatic Data Processing, Inc.                              71,000            3,148,850
Cadence Design Systems, Inc. * (a)                           70,300              970,843
Fluor Corp. (a)                                              97,900            5,336,529
                                                                          --------------
                                                                              16,263,711

CABLE AND TELEVISION - 1.82%
Cablevision Systems New York Group,
   Class A * (a)                                             91,048            2,267,095
Comcast Corp., Class A *                                     33,800            1,124,864
The DIRECTV Group, Inc. *                                   124,441            2,083,143
Time Warner, Inc. *                                         425,300            8,267,832
                                                                          --------------
                                                                              13,742,934

CHEMICALS - 1.22%
Air Products & Chemicals, Inc.                               37,400            2,168,078
Dow Chemical Company                                         72,000            3,564,720
E.I. Du Pont De Nemours & Company                            71,400            3,502,170
                                                                          --------------
                                                                               9,234,968

COMPUTERS & BUSINESS EQUIPMENT - 1.27%
International Business Machines Corp.                        26,700            2,632,086
Lexmark International, Inc. *                                21,800            1,853,000
Seagate Technology, Inc. (a)                                 96,200            1,661,374
Sun Microsystems, Inc. *                                    643,700            3,463,106
                                                                          --------------
                                                                               9,609,566

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                 ----------     -----------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 0.84%
Avon Products, Inc.                                  49,900     $ 1,931,130
Estee Lauder Companies, Inc., Class A                25,100       1,148,827
Kimberly-Clark Corp.                                 13,600         895,016
The Procter & Gamble Company                         42,800       2,357,424
                                                                -----------
                                                                  6,332,397
DOMESTIC OIL - 0.84%
Unocal Corp.                                        147,000       6,356,280

DRUGS & HEALTH CARE - 0.12%
ImClone Systems, Inc. * (a)                          20,100         926,208

ELECTRICAL EQUIPMENT - 1.98%
Cooper Industries, Ltd., Class A                     34,000       2,308,260
Emerson Electric Company                             16,800       1,177,680
General Electric Company                            314,200      11,468,300
                                                                -----------
                                                                 14,954,240

ELECTRICAL UTILITIES - 0.98%
Duke Energy Corp.                                   179,500       4,546,735
The AES Corp. *                                     210,000       2,870,700
                                                                -----------
                                                                  7,417,435

ELECTRONICS - 1.37%
Agilent Technologies, Inc. *                        179,526       4,326,577
Avnet, Inc. *                                        87,200       1,590,528
Flextronics International, Ltd. *                   108,500       1,499,470
Jabil Circuit, Inc. *                               113,800       2,911,004
                                                                -----------
                                                                 10,327,579

FINANCIAL SERVICES - 7.33%
Americredit Corp. * (a)                              43,400       1,061,130
Federal Home Loan Mortgage Corp.                     70,000       5,159,000
Federal National Mortgage Association               107,000       7,619,470
IndyMac Bancorp, Inc.                                68,300       2,352,935
J.P. Morgan Chase & Company                         282,916      11,036,553
SLM Corp.                                           236,200      12,610,718
State Street Corp. (c)                               56,700       2,785,104
The Goldman Sachs Group, Inc.                        10,200       1,061,208
Washington Mutual, Inc.                             274,800      11,618,544
                                                                -----------
                                                                 55,304,662
FOOD & BEVERAGES - 2.13%
Campbell Soup Company                               104,799       3,132,442
Kraft Foods, Inc., Class A                           95,600       3,404,316
PepsiCo, Inc.                                        88,500       4,619,700
The Pepsi Bottling Group, Inc.                       37,500       1,014,000
Unilever NV (a)                                      59,000       3,935,890
                                                                -----------
                                                                 16,106,348

GAS & PIPELINE UTILITIES - 0.80%
Equitable Resources, Inc. (a)                        21,600       1,310,256
Kinder Morgan Management LLC                         48,918       1,990,963
Kinder Morgan, Inc.                                  18,961       1,386,618
Williams Companies, Inc. (a)                         81,700       1,330,893
                                                                -----------
                                                                  6,018,730
HEALTHCARE PRODUCTS - 1.34%
Becton, Dickinson & Company                          38,154       2,167,147
Boston Scientific Corp.*                             83,900       2,982,645
Guidant Corp.                                        51,063       3,681,642
Medtronic, Inc.                                      26,400       1,311,288
                                                                -----------
                                                                 10,142,722
HEALTHCARE SERVICES - 1.65%
DaVita, Inc. *                                       35,250       1,393,432
Lincare Holdings, Inc. *                            156,600       6,678,990
Medco Health Solutions, Inc. *                       46,700       1,942,720
Wellpoint, Inc. *                                    21,500       2,472,500
                                                                -----------
                                                                 12,487,642
HOLDINGS COMPANIES/CONGLOMERATES - 0.79%
Berkshire Hathaway Inc. Class A * (a)                    68       5,977,200

INDUSTRIAL MACHINERY - 033%
Ingersoll-Rand Company, Class A                      31,300       2,513,390

INSURANCE - 1.86%
American International Group, Inc.                   76,375       5,015,546
Assurant, Inc.                                        6,000         183,300
Chubb Corp.                                          28,100       2,160,890
Hartford Financial Services Group, Inc.              18,300       1,268,373
The PMI Group, Inc.                                  57,900       2,417,325
XL Capital, Ltd., Class A                            38,800       3,012,820
                                                                -----------
                                                                 14,058,254
INTERNATIONAL OIL - 2.05%
Royal Dutch Petroleum Company- NY Shares (a)        156,100       8,957,018
Shell Transport & Trading Company PLC, ADR (a)       58,000       2,981,200
Weatherford International, Ltd. *                    68,700       3,524,310
                                                                -----------
                                                                 15,462,528
INTERNET RETAIL - 1.29%
Amazon.com, Inc. *                                   26,400       1,169,256
eBay, Inc. *                                         44,800       5,209,344
IAC/InterActiveCorp * (a)                           122,300       3,377,926
                                                                -----------
                                                                  9,756,526
INTERNET SERVICE PROVIDER - 0.15%
Google, Inc., Class A *                               5,900       1,139,290

INTERNET SOFTWARE - 1.11%
Checkfree Corp. * (a)                                27,900       1,062,432
Cisco Systems, Inc. *                               296,600       5,724,380
VeriSign, Inc. *                                     47,400       1,588,848
                                                                -----------
                                                                  8,375,660
LEISURE TIME - 0.60%
Carnival Corp.                                       65,800       3,792,054
Las Vegas Sands Corp. *                              12,300         590,400
The Walt Disney Company                               5,700         158,460
                                                                -----------
                                                                  4,540,914
LIQUOR - 0.89%
Anheuser-Busch Companies, Inc.                      132,900       6,742,017

MANUFACTURING - 0.43%
Illinois Tool Works, Inc.                            25,700       2,381,876


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                 ----------     ------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Tyco International, Ltd.                             24,000     $    857,760
                                                                ------------
                                                                   3,239,636
MEDICAL-HOSPITALS - 0.18%
Tenet Healthcare Corp. *                            125,300        1,375,794

NEWSPAPERS - 0.14%
Knight-Ridder, Inc.                                  15,300        1,024,182

OFFICE FURNISHINGS & SUPPLIES - 0.13%
OfficeMax, Inc. (a)                                  31,100          975,918

PAPER - 0.24%
International Paper Company                          43,100        1,810,200

PETROLEUM SERVICES - 2.88%
Baker Hughes, Inc.                                   57,500        2,453,525
BJ Services Company                                  27,600        1,284,504
Exxon Mobil Corp.                                   159,600        8,181,096
Schlumberger, Ltd.                                   98,000        6,561,100
Transocean, Inc. *                                   77,100        3,268,269
                                                                ------------
                                                                  21,748,494

PHARMACEUTICALS - 6.57%
Allergan, Inc.                                      104,300        8,455,601
AstraZeneca PLC, ADR (a)                            437,800       15,931,542
Eli Lilly & Company                                 116,800        6,628,400
Forest Laboratories, Inc. *                         282,800       12,686,408
Pfizer, Inc.                                         83,900        2,256,071
Teva Pharmaceutical Industries, Ltd., ADR (a)       120,400        3,595,144
                                                                ------------
                                                                  49,553,166

RAILROADS & EQUIPMENT - 0.13%
Union Pacific Corp.                                  14,000          941,500

REAL ESTATE - 0.19%
General Growth Properties, Inc., REIT                38,940        1,408,070

RETAIL GROCERY - 033%
Sysco Corp.                                          65,500        2,500,135

RETAIL TRADE - 3.21%
Costco Wholesale Corp.                              124,700        6,036,727
Dollar Tree Stores, Inc. * (a)                       77,300        2,216,964
Lowe's Companies, Inc.                              154,300        8,886,137
RadioShack Corp.                                     60,800        1,999,104
Target Corp.                                         41,500        2,155,095
Williams-Sonoma, Inc. *                              84,100        2,946,864
                                                                ------------
                                                                  24,240,891
SEMICONDUCTORS - 4.80%
Advanced Micro Devices, Inc. * (a)                   62,200        1,369,644
Altera Corp. *                                       84,900        1,757,430
Applied Materials, Inc. *                           583,200        9,972,720
Applied Micro Circuits Corp. *                      160,900          677,389
ASML Holding NV * (a)                                48,500          771,635
Credence Systems Corp. * (a)                         38,500          352,275
Freescale Semiconductor-A, Inc. * (a)                21,900          390,258
Intel Corp.                                         149,400        3,494,466
KLA-Tencor Corp. *                                  166,500        7,755,570
Lam Research Corp. * (a)                             48,100        1,390,571
Linear Technology Corp.                              32,400        1,255,824
Micron Technology, Inc. *                            84,700        1,046,045
Novellus Systems, Inc.                               29,600          825,544
PMC-Sierra, Inc. * (a)                              111,100        1,249,875
Teradyne, Inc. *                                    152,300        2,599,761
Xilinx,Inc.                                          43,200        1,280,880
                                                                ------------
                                                                  36,189,887
SOFTWARE - 1.23%
Microsoft Corp.                                     280,600        7,494,826
SAP AG, ADR                                          41,100        1,817,031
                                                                ------------
                                                                   9,311,857
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.12%
American Tower Corp., Class A *                      24,600          452,640
Corning, Inc. *                                      83,100          978,087
Polycom, Inc. *                                      52,100        1,214,972
QUALCOMM, Inc.                                      136,500        5,787,600
                                                                ------------
                                                                   8,433,299

TELEPHONE - 2.16%
AT&T Corp. (a)                                       62,340        1,188,200
Qwest Communications International, Inc. *           56,700          251,748
Sprint Corp. (FON Group)                            515,450       12,808,933
Verizon Communications, Inc.                         50,900        2,061,959
                                                                ------------
                                                                  16,310,840

TOBACCO - 0.90%
Altria Group, Inc.                                  110,500        6,751,550

TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Mattel, Inc.                                         58,000        1,130,420

TRUCKING & FREIGHT - 0.11%
Navistar International Corp. * (a)                   19,400          853,212
                                                                ------------
TOTAL COMMON STOCKS (Cost $412,096,044)                         $499,856,143
                                                                ------------

WARRANTS - 0.00%

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
Lucent Technologies, Inc.
 (Expiration date 12/10/2007; strike
  price $2.75)*                                       5,294            8,365
                                                                ------------
TOTAL WARRANTS (Cost $0)                                        $      8,365
                                                                ------------

U.S. TREASURY OBLIGATIONS - 6.10%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 0.20%
 3.875% due 04/15/2029 (a)                       $1,067,982        1,465,555

U.S. TREASURY BONDS - 2.72%
 5.25% due 02/15/2029 (a)                         9,630,000       10,101,716
 6.50% due 11/15/2026 (a)                         1,495,000        1,816,250
 7.875% due 02/15/2021 (a)                        2,845,000        3,843,862
 8.875% due 08/15/2017 (a)                        2,885,000        4,088,360

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT           VALUE
                                             ---------------    ------------
U.S. TREASURY OBLIGATIIONS (CONTINUED)

U.S. TREASURY BONDS (CONTINUED)

 9.25% due 02/15/2016                           $    480,000    $    685,181
                                                                ------------
                                                                  20,535,369
U.S. TREASURY NOTES - 3.18%
 1.125% due 06/30/2005 (a)                         8,125,000       8,070,408
 2.625% due 05/15/2008 (a)                         3,600,000       3,519,561
 3.25% due 08/15/2007 (a)                          3,275,000       3,279,860
 3.875% due 02/15/2013 (a)                         3,000,000       2,959,923
 5.50% due 05/15/2009 (a)                          1,745,000       1,887,326
 5.75% due 08/15/2010 (a)                          2,625,000       2,890,065
 6.50% due 02/15/2010 (a)                          1,255,000       1,420,846
                                                                ------------
                                                                  24,027,989
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,938,760)                                              $ 46,028,913
                                                                ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.25%

FEDERAL HOME LOAN BANK - 0.57%
 2.50% due 12/15/2005                              4,325,000       4,305,797

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.15%
 1.50% due 08/15/2005                                790,000         783,914
 1.875% due 02/15/2006                             2,000,000       1,974,590
 3.625% due 09/15/2008                             2,300,000       2,300,791
 5.50% due 02/01/2018 to 01/01/2034                3,157,475       3,212,095
 5.875% due 03/21/2011                             2,090,000       2,256,467
 6.00% due 04/01/2016 to 11/01/2034                3,942,576       4,089,801
 6.625% due 09/15/2009                               400,000         447,336
 6.875% due 09/15/2010                             1,030,000       1,175,847
                                                                ------------
                                                                  16,240,841
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.27%
 2.25% due 05/15/2006                              2,200,000       2,173,849
 3.775% due 09/01/2033 (b)                         3,083,284       3,074,854
 3.845% due 07/01/2033 (b)                           228,839         225,721
 4.125% due 04/15/2014 (a)                         1,269,000       1,229,925
 5.00% due 05/01/2018 to 11/01/2033                5,293,406       5,336,414
 5.50% due 07/01/2017 to 09/01/2034                6,735,442       6,859,605
 6.00% due 06/01/2016 to 03/01/2028                  503,190         523,354
 6.00% TBA **                                     10,795,000      11,159,331
 6.25% due 05/15/2029                              1,750,000       1,991,512
 6.50% due 11/01/2028 to 04/01/2034                4,674,120       4,907,712
 7.00% due 12/01/2029 to 06/01/2032                1,248,755       1,324,207
 7.50% due 01/25/2028 to 10/01/2031                  875,896         940,378
                                                                ------------
                                                                  39,746,862
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -1.26%
 5.00% TBA **                                      2,325,000       2,324,275
 5.50% due 01/15/2034                              2,157,010       2,204,151
 6.00% due 11/15/2032 to 06/15/2033                3,646,680       3,784,196
 6.50% due 06/15/2028                                 79,884          84,252
 7.00% due 02/15/2028 to 04/15/2029                  732,997         780,066
 7.50% due 12/15/2030                                141,708         152,211
 8.00% due 10/15/2027 to 03/15/2028                  164,191         178,412
                                                                ------------
                                                                   9,507,563
                                                                ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $69,575,908)                                              $ 69,801,063
                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.81%

ARGENTINA - 0.03%
Republic of Argentina
 1.98% due 08/03/2012 (b)                            250,000         212,500

BRAZIL - 0.18%
Federative Republic of Brazil
 8.00% due 04/15/2014 (a)                            222,827         227,974
 9.25% due 10/22/2010                                250,000         279,500
 10.00% due 08/07/2011                               600,000         695,400
 10.25% due 06/17/2013                               100,000         117,700
                                                                ------------
                                                                   1,320,574
CANADA - 0.02%
Government of Canada
 5.50% due 06/01/2010                        CAD     150,000         134,777

COLOMBIA - 0.10%
Republic of Colombia
 10.00% due 01/23/2012                          $    525,000         606,375
 11.75% due 03/01/2010                       COP 329,000,000         139,376
                                                                ------------
                                                                     745,751
DENMARK - 0.01%
Kingdom of Denmark
 6.00% due 11/15/2009                        DKK     450,000          92,375

DOMINICAN REPUBLIC - 0.05%
Government of Dominican Republic
 9.04% due 01/23/2013                           $    360,000         301,500
Government of Dominican Republic
 9.50% due 09/27/2006                                 90,000          84,600
                                                                ------------
                                                                     386,100
ECUADOR - 0.03%
Republic of Ecuador
 8.00% due 08/15/2030                                225,000         194,062

GERMANY - 032%
Federal Republic of Germany
 5.25% due 01/04/2011                        EUR     500,000         751,047
 6.25% due 01/04/2030                                400,000         705,260
 6.50% due 10/14/2005                                700,000         978,171
                                                                ------------
                                                                   2,434,478
HUNGARY - 0.01%
Republic of Hungary
 6.50% due 08/24/2006                        HUF  15,000,000          80,299

JAPAN - 0.13%
Government of Japan
 0.40% due 06/20/2006                        JPY  10,000,000          97,845
 0.50% due 06/20/2013                             30,000,000         274,967

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT              VALUE
                                           ---------------      -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

JAPAN (CONTINUED)
Government of Japan (continued)
  1.80% due 03/22/2010                     JPY  60,000,000      $   619,269
                                                                -----------
MEXICO - 0.20%                                                      992,081
Government of Mexico
  6.375% due 01/16/2013                    $       450,000          479,250
  8.00% due 12/19/2013 to 12/07/2023       MXN   6,000,000          444,547
  8.30% due 08/15/2031                     $       200,000          234,400
  8.375% due 01/14/2011                             80,000           93,960
  9.875% due 02/01/2010                            155,000          190,495
  11.375% due 09/15/2016                            50,000           73,800
                                                                -----------
                                                                  1,516,452

PANAMA - 0.05%
Republic of Panama
  8.875% due 09/30/2027                            199,000          218,900
  9.375% due 07/23/2012                             75,000           88,875
  10.75% due 05/15/2020                             25,000           32,500
                                                                -----------
                                                                    340,275

PERU - 0.03%
Republic of Peru
  9.125% due 02/21/2012                            100,000          116,500
  9.875% due 02/06/2015                            100,000          122,500
                                                                -----------
                                                                    239,000

PHILIPPINES - 0.03%
Republic of Philippines
  9. 125% due 02/22/2010                   EUR      75,000          108,634
  10.625% due 03/16/2025                   $       100,000          106,750
                                                                -----------
                                                                    215,384

POLAND - 0.01%
Government of Poland
  5.00% due 10/24/2013                     PLN     250,000           78,338

ROMANIA-0.01%
Republic of Romania
  8.50% due 05/08/2012                     EUR      50,000           86,454

RUSSIA - 0.21%
Russian Federation
  zero coupon, Step up to 5.00% on
    03/31/2007 due 03/31/2030              $       975,000        1,008,540
  8.25% due 03/31/2010                             550,000          610,115
                                                                -----------
                                                                  1,618,655

SWEDEN - 0.03%
Kingdom of Sweden
  5.00% due 01/28/2009                     SEK     850,000          136,359
  5.25% due 03/15/2011                             500,000           81,943
                                                                -----------
                                                                    218,302

TURKEY - 0.18%
Republic of Turkey
  zero coupon due 04/27/2005 (g)           TRL 953,665,000          666,612
  9.50% due 01/15/2014                     $       375,000          442,500
  20.00% due 10/17/2007 (g)                TRL 395,700,000          276,594
                                                                -----------
                                                                  1,385,706

UKRAINE - 0.04%
Republic of Ukraine
  7.65% due 06/11/2013 (a)                 $       250,000          267,000

UNITED KINGDOM - 0.04%
Government of United Kingdom
  6.00% due 12/07/2028                     GBP      40,000           93,846
  7.25% due 12/07/2007                               5,000           10,302
  8.00% due 12/07/2015                              50,000          124,167
  8.50% due 12/07/2005                              50,000           99,358
                                                                -----------
                                                                    327,673

VENEZUELA - 0.10%
Republic of Venezuela
  8.50% due 10/08/2014                     $       150,000          159,000
  9.25% due 09/15/2027                             350,000          369,250
  10.75% due 09/19/2013                            200,000          239,500
                                                                -----------
                                                                    767,750
                                                                -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $12,857,777)                                              $13,653,986
                                                                -----------

CORPORATE BONDS - 9.49%

ADVERTISING - 0.00%
R H Donnelley Finance Corp.
  10.875% due 12/15/2012                            25,000           29,688

AEROSPACE - 0.15%
Systems 2001 Asset Trust LLC
  6.664% due 09/15/2013                            445,697          493,855
Systems 2001 Asset Trust, Series 2001,
  Class B
  7.156% due 12/15/2011                            601,332          652,706
                                                                -----------
                                                                  1,146,561

AGRICULTURE - 0.09%
Burns Philp Capital Property, Ltd.
  10.75% due 02/15/2011                            150,000          168,750
Gold Kist, Inc.
  10.25% due 03/15/2014                             65,000           76,050
Yara International ASA
  5.25% due 12/15/2014                             430,000          432,734
                                                                -----------
                                                                    677,534

AIR TRAVEL - 0.02%
Delta Air Lines, Inc.
  8.00% due 12/15/2007                             150,000          120,364

ALUMINUM - 0.01%
Alcan Aluminum, Ltd.
  5.20% due 01/15/2014                             100,000          102,606

AMUSEMENT & THEME PARKS - 0.04%
AMC Entertainment, Inc.
  9.875% due 02/01/2012                            100,000          109,000
Six Flags, Inc.
  8.875% due 02/01/2010                            175,000          177,187
                                                                -----------
                                                                    286,187
AUTO PARTS - 0.05%
Delphi Trust II
  6.197% duel 11/15/2033 (b)                        65,000           60,837

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT             VALUE
                                           ---------------      -----------
CORPORATE BONDS (CONTINUED)

AUTO PARTS (CONTINUED)
TRW Automotive, Inc.
  11.00% due 02/15/2013                    $       120,000      $   144,600
United Rentals North America, Inc.
  6.50% due 02/15/2012                             175,000          170,625
                                                                -----------
                                                                    376,062

AUTO SERVICES - 0.10%
Hertz Corp.
  3.40% due 08/05/2008 (b)                         420,000          422,128
  6.35% due 06/15/2010                             360,000          368,959
                                                                -----------
                                                                    791,087

AUTOMOBILES - 0.25%
DaimlerChrysler North America Holding
  4.05% due 06/04/2008                             750,000          748,452
  7.20% due 09/01/2009                             210,000          233,733
  8.00% due 06/15/2010                             700,000          809,063
Ford Motor Company
  7.45% due 07/16/2031                              50,000           50,287
General Motors Corp.
  8.375% due 07/15/2033                             55,000           56,985
                                                                -----------
                                                                  1,898,520

BANKING - 0.68%
Allied Irish Banks PLC
  7.50% due 12/29/2049 (b)                 EUR      50,000           80,869
Banco Santander Chile
  5.375% due 12/09/2014                    $       130,000          132,175
Bank of Ireland
  6.45% due 02/10/2010                     EUR      50,000           76,991
Capital One Financial Corp.
  7.25% due 05/01/2006                     $       430,000          450,761
DBS Bank, Ltd.
  7.125% due 05/15/2011                            200,000          227,952
HSBC Bank USA
  4.625% due 04/01/2014                            625,000          612,886
Independence Community Bank Corp.
  3.75% due 04/01/2014 (b)                         145,000          139,770
Kazkommerts International BV
  8.50% due 04/16/2013                             350,000          367,185
MBNA America Bank
  5.375% due 01/15/2008                            500,000          522,219
Nykredit AS
  5.00% due 10/01/2035                     DKK     146,975           26,831
RBS Capital Trust I
  4.709% due 12/29/2049 (b)                $       160,000          155,871
RBS Capital Trust IV
  3.35% due 09/30/2014 (b)                         475,000          477,369
Turanelem Finance
  7.875% due 06/02/2010                            205,000          206,661
Washington Mutual Bank FA
  2.87% due 01/15/2015                             480,000          480,357
Wells Fargo Company
  3.50% due 04/04/2008                             625,000          621,077
Zions Bancorporation
  6.00% due 09/15/2015                             500,000          533,002
                                                                -----------
                                                                  5,111,976

BROADCASTING - 0.56%
Canwest Media, Inc.
  10.625% due 05/15/2011                   $       105,000          117,862
CCO Holdings, LLC
  8.75% due 11/15/2013                              75,000           77,437
Clear Channel Communications, Inc.
  5.50% due 09/15/2014                             370,000          371,429
  6.00% due 11/01/2006                             750,000          779,893
  7.65% due 09/15/2010                             375,000          426,682
Cox Radio, Inc.
  6.375% due 05/15/2005                            500,000          504,670
Fisher Communications, Inc.
  8.625% due 09/15/2014                            200,000          216,000
Liberty Media Corp.
  3.50% due 09/25/2006                              35,000           34,806
  3.99% due 09/17/2006 (b)                       1,430,000        1,447,532
News America Holdings, Inc.
  6.75% due 01/09/2038                              50,000           56,226
Quebecor Media, Inc.
  11.125% due 07/15/2011                            85,000           97,113
Young Broadcasting, Inc.
  10.00% due 03/01/2011                            125,000          133,438
                                                                -----------
                                                                  4,263,088

BUILDING MATERIALS & CONSTRUCTION - 0.06%
Associated Materials, Inc.
  zero coupon, Step up to 11.25% on
  03/01/2009 due 03/01/2014                        150,000          108,000
Building Materials Corp. of America
  7.75% due 08/01/2014                             100,000          100,875
THL Buildco, Inc.
  8.50% due 09/01/2014                             125,000          130,625
WCI Communities, Inc.
  9.125% due 05/01/2012                            135,000          149,850
                                                                -----------
                                                                    489,350

BUSINESS SERVICES - 0.02%
Iron Mountain, Inc.
  6.625% due 01/01/2016                             50,000           46,625
Quintiles Transnational Corp.
  10.00% due 10/01/2013                            125,000          140,000
                                                                -----------
                                                                    186,625
CABLE AND TELEVISION - 0.49%
AOL Time Warner, Inc.
  7.625% due 04/15/2031                            230,000          278,245
Charter Communications Operating LLC
  8.00% due 04/30/2012                              50,000           52,000
Comcast Corp., Class A
  5.30% due 01/15/2014                             500,000          515,657
  7.05% due 03/15/2033                             190,000          217,403
Cox Communications, Inc.
  4.625% due 01/15/2010                            500,000          498,847
  5.45% due 12/15/2014                             950,000          949,964
  6.75% due 03/15/2011                             250,000          273,748
  7.75% due 11/01/2010                             125,000          143,187
Kabel Deutschland GMBH
  10.625% due 07/01/2014                           160,000          184,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT             VALUE
                                           ---------------      -----------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION(CONTINUED)
Time Warner Companies, Inc.
  7.57% due 02/01/2024                     $       500,000      $   588,177
                                                                -----------
                                                                  3,701,228

CELLULAR COMMUNICATIONS - 0.23%
American Tower Corp.
  7.50% due 05/01/2012                             290,000          304,500
AT&T Wireless Services, Inc.
  8.75% due 03/01/2031                              90,000          121,348
Centennial Communications Corp.
  8.125 due 02/01/2014                              75,000           77,062
  10.125% due 06/15/2013                           115,000          129,087
Nextel Communications, Inc.
  7.375% due 08/01/2015                             90,000           99,000
Rogers Wireless, Inc.
  9.625% due 05/01/2011                             95,000          111,388
Triton PCS, Inc.
  8.75% due 11/15/2011                              75,000           59,250
Verizon Wireless Capital LLC
  5.375% due 12/15/2006                            625,000          647,378
Western Wireless Corp.
  9.25% due 07/15/2013                             195,000          212,063
                                                                -----------
                                                                  1,761,076

CHEMICALS - 0.25%
E.I. Du Pont De Nemours & Company
  4.125% due 04/30/2010                            750,000          756,110
Equistar Chemicals LP
  8.75% due 02/15/2009                             125,000          140,000
ICI Wilmington, Inc.
  4.375% due 12/01/2008                            460,000          462,596
Lubrizol Corp.
  4.625% due 10/01/2009                            360,000          359,445
Millennium America, Inc.
  9.25% due 06/15/2008                              75,000           85,313
Nalco Company
  8.875% due 11/15/2013                            100,000          109,750
                                                                -----------
                                                                  1,913,214

COAL - 0.01%
Luscar Coal, Ltd.
  9.75% due 10/15/2011                              50,000           56,750

COMMERCIAL SERVICES - 0.08%
Cendant Corp.
  6.25% due 01/15/2008                             250,000          266,804
  6.875% due 08/15/2006                            200,000          210,413
  7.375% due 01/15/2013                             85,000           98,331
Synagro Technologies, Inc.
  9.50% due 04/01/2009                              50,000           54,500
                                                                -----------
                                                                    630,048

CONSTRUCTION & MINING EQUIPMENT - 0.02%
Graphic Packaging International, Inc.
  9.50% due 08/15/2013                             100,000          113,750

CONTAINERS & GLASS - 0.03%
Owens Brockway Glass Container
  8.75% due 11/15/2012                             150,000          169,125
Vitro, SA de CV
  11.75% due 11/01/2013                    $        25,000           24,188
                                                                -----------
                                                                    193,313

CRUDE PETROLEUM & NATURAL GAS - 0.04%
The Premcor Refining Group, Inc.
  7.50% due 06/15/2015                             185,000          200,263
  7.75% due 02/01/2012                              80,000           88,200
                                                                -----------
                                                                    288,463
DOMESTIC OIL - 0.05%
Devon Financing Corp., ULC
  6.875% due 09/30/2011                            160,000          181,209
Union Oil Company of California
  7.50% due 02/15/2029                             140,000          168,608
                                                                -----------
                                                                    349,817

DRUGS & HEALTH CARE - 0.06%
Cardinal Health, Inc.
  6.75% due 02/15/2011                             140,000          154,006
Wyeth
  4.375% due 03/01/2008                            275,000          279,431
                                                                -----------
                                                                    433,437

ELECTRICAL EQUIPMENT - 0.14%
General Electric Company
  5.00% due 02/01/2013                             500,000          512,982
SP PowerAssets, Ltd.
  5.00% due 10/22/2013                             300,000          304,308
TXU Energy Company, LLC
  2.838% due 01/17/2006 (b)                        250,000          250,685
                                                                -----------
                                                                  1,067,975

ELECTRICAL UTILITIES - 0.39%
Dominion Resources, Inc.
  5.70% due 09/17/2012                             125,000          132,351
Edison Mission Energy
  9.875% due 04/15/2011                            225,000          266,625
Empresa Nacional De Electricidad
  8.50% due 04/01/2009                             230,000          261,724
Oncor Electric Delivery Company
  7.00% due 05/01/2032                             125,000          144,209
Pacific Gas & Electric Company
  4.20% due 03/01/2011                             900,000          889,863
  4.80% due 03/01/2014                             330,000          328,844
PSEG Power LLC
  5.00% due 04/01/2014                             375,000          372,317
  8.625% due 04/15/2031                            130,000          172,611
The AES Corp.
  9.375% due 09/15/2010                            200,000          232,500
United Energy Distribution Property, Ltd.
  4.70% due 04/15/2011                             170,000          171,063
                                                                -----------
                                                                  2,972,107

ELECTRONICS - 0.19%
Jabil Circuit, Inc.
  5.875% due 07/15/2010                            470,000          494,732
Koninklijke Philips Electronics NV
  7.20% due 06/01/2026                             500,000          586,933

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT           VALUE
                                                              ----------    ---------------
CORPORATE BONDS (CONTINUED)

ELECTRONICS (CONTINUED)
Solectron Corp.
  9.625% due 02/15/2009                                       $  125,000    $       137,500
Stoneridge, Inc.
  11.50% due 05/01/2012                                          120,000            139,500
Viasystems, Inc.
  10.50% due 01/15/2011                                           90,000             88,200
                                                                            ---------------
                                                                                  1,446,865

ENERGY - 0.01%
First Energy Corp.
  7.375% due 11/15/2031                                           50,000             57,099

FINANCIAL SERVICES - 2.14%
Bank of America Corp.
  7.125% due 09/15/2006                                          750,000            795,771
BCP Crystal US Holdings Corp.
  9.625% due 06/15/2014                                           95,000            107,112
Citigroup, Inc.
  5.00% due 09/15/2014                                           450,000            452,171
Corporacion Andina de Fomento
  6.875% due 03/15/2012                                          170,000            191,044
Credit Suisse First Boston USA, Inc.
  6.50% due 01/15/2012                                           125,000            139,123
Cullen Frost Capital Trust I
  3.95% due 03/01/2034 (b)                                       190,000            195,996
Ford Motor Credit Company
  7.375% due 10/28/2009 to 02/01/2011                         1,330,000          1,434,408
General Electric Capital Corp.
  5.45% due 01/15/2013                                        1,000,000          1,055,463
General Electric Capital Corp., MTN, Series A
  6.00% due 06/15/2012                                          110,000            119,904
General Motors Acceptance Corp.
  7.00% due 02/01/2012                                          900,000            927,308
  7.75% due 01/19/2010                                          610,000            654,723
  8.00% due 11/01/2031                                          250,000            256,971
HBOS PLC
  3.125% due 01/12/2007                                         500,000            496,314
Household Finance Corp.
  6.50% due 01/24/2006                                          250,000            258,442
HVB Funding Trust III
  9.00% due 10/22/2031                                          190,000            250,957
International Lease Finance Corp.
  3.50% due 04/01/2009                                          330,000            321,329
  4.55% due 10/15/2009                                          180,000            181,888
  4.75% due 07/01/2009                                          815,000            832,338
JPMorgan Chase & Company
  5.35% due 03/01/2007                                          125,000            129,751
LaBranche & Company, Inc.
  9.50% due 05/15/2009                                           50,000             51,000
Lehman Brothers Holdings, Inc.
  3.60% due 03/13/2009                                          750,000            738,363
Mangrove Bay Pass Through Trust
  6.102% due 07/15/2033 (b)                                     100,000             99,226
MBNA Capital
  2.96% due 02/01/2027 (b)                                      610,000            577,747
Nationwide Life Global Funding I
  5.35% due 02/15/2007                                          110,000            113,894
NiSource Finance Corp.
  6.15% due 03/01/2013                                          160,000            173,448
  7.875% due 11/15/2010                                         350,000            411,453
PCCW - HKTC Capital, Ltd.
  7.75% due 11/15/2011                                          160,000            185,560
Pemex Finance, Ltd.
  7.33% due 05/15/2012                                          300,000            341,523
Reliastar Financial Corp.
  6.50% due 11/15/2008                                          280,000            302,501
SB Treasury Company LLC
  9.40% due 12/29/2049 (b)                                      180,000            207,373
SLM Corp., Series MTNA
  5.00% due 04/15/2015                                          375,000            374,034
The Goldman Sachs Group, Inc.
  4.75% due 07/15/2013                                          500,000            494,767
  5.00% due 10/01/2014                                          450,000            449,365
  5.25% due 04/01/2013                                          250,000            256,363
Twin Reefs Pass Through Trust
  3.37% due 12/10/2049                                          700,000            703,039
UFJ Finance Aruba AEC
  6.75% due 07/15/2013                                          200,000            222,874
Washington Mutual, Inc.
  4.20% due 01/15/2010                                          500,000            498,029
  5.625% due 01/15/2007                                         750,000            781,055
Westfield Capital Corp, Ltd.
  4.375% due 11/15/2010                                         345,000            341,226
                                                                           ---------------
                                                                                16,123,853

FOOD & BEVERAGES - 0.21%
Ahold Finance USA, Inc.
  8.25% due 07/15/2010                                          100,000            113,250
Cadbury Schweppes US Finance LLC
  5.125% due 10/01/2013                                         220,000            223,937
Kellogg Company, Series B
  6.60% due 04/01/2011                                          250,000            280,056
Kraft Foods, Inc.
  6.25% due 06/01/2012                                          250,000            274,441
Nabisco, Inc.
  7.05% due 07/15/2007                                          210,000            226,485
  7.55% due 06/15/2015                                          375,000            451,356
                                                                           ---------------
                                                                                 1,569,525

FOREST PRODUCTS - 0.04%
Ainsworth Lumber Company Ltd.
  6.75% due 03/15/2014                                          180,000            174,600
Weyerhaeuser Company
  7.375% due 03/15/2032                                          90,000            106,726
                                                                           ---------------
                                                                                   281,326

GAS & PIPELINE UTILITIES - 0.06%
Duke Capital LLC
  7.50% due 10/01/2009                                          150,000            169,773
Dynegy Holdings, Inc.
  10.125% due 07/15/2013                                        150,000            171,750
Williams Companies, Inc.
  8.125% due 03/15/2012                                          70,000             80,850
                                                                           ---------------
                                                                                   422,373

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                  SHARES
                                                    OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE SERVICES - 0.05%
Concentra Operations Corp.
  9.125% due 06/01/2012                         $     55,000    $     62,150
Universal Hospital Services, Inc.
  10.125% due 11/01/2011                              60,000          62,400
Wellpoint, Inc.
  3.75% due 12/14/2007                               240,000         239,874
                                                                ------------
                                                                     364,424

HOMEBUILDERS - 0.18%
Centex Corp.
  4.75% due 01/15/2008                                70,000          71,415
Lennar Corp.
 5.95% due 03/01/2013                                 40,000          42,360
Lennar Corp., Series B
  9.95% due 05/01/2010                                40,000          42,868
MDC Holdings, Inc.
  5.50% due 05/15/2013                                80,000          81,225
Pulte Homes, Inc.
  6.25% due 02/15/2013                               425,000         452,131
  7.875% due 08/01/2011                              200,000         232,016
  8. 125%due 03/01/2011                               75,000          89,186
Technical Olympic USA, Inc.
  10.375% due 07/01/2012                             150,000         168,000
Williams Lyon Homes, Inc.
  10.75% due 04/01/2013                              150,000         168,562
                                                                ------------
                                                                    1347,763

HOTELS & RESTAURANTS - 0.14%
Boyd Gaming Corp.
  9.25% due 08/01/2009                               100,000         107,500
Buffets, Inc.
  11.25% due 07/15/2010                              100,000         107,000
Circus & Eldorado Joint Venture
  10.125% due 03/01/2012                             100,000         108,750
Harrah's Operating Company, Inc.
  5.50% due 07/01/2010                               230,000         238,079
Hilton Hotels Corp.
  7.625% due 12/01/2012                              110,000         128,637
  8.25% due 02/15/2011                               200,000         236,636
MGM Mirage
  6.00% due 10/01/2009                               105,000         107,625
                                                                ------------
                                                                    1034,227

INDUSTRIAL MACHINERY - 0.04%
Caterpillar Financial Services Corp.
  4.50% due 06/15/2009                               270,000         275,659

INSURANCE - 0.75%
ACE INA Holdings, Inc.
  5.875% due 06/15/2014                              170,000         174,160
Aetna, Inc.
  7.375% due 03/01/2006                              100,000         104,102
Assurant, Inc.
  5.625% due 02/15/2014                              350,000         361,462
CNA Financial Corp.
  5.85% due 12/15/2014                               575,000         573,806
Lincoln National Corp.
  6.20% due 12/15/2011                               140,000         151,814
 MetLife, Inc.
  3.91 1%due 05/15/2005                              315,000         316,406
Monumental Global Funding
  2.36% due 05/19/2006 (b)                          1380,000        1377,989
  5.20% due 01/30/2007                               625,000         646,193
Nationwide Mutual Insurance Company
  7.875% due 04/01/2033                               60,000          71,484
North Front Pass-Through
  5.81% due 12/15/2024 (b)                           490,000         498,288
Prudential Financial, Inc.
  4.75% due 04/01/2014                               930,000         910,719
Prudential Insurance  Company
  6.375% due 07/23/2006                              225,000         236,632
XL Capital, Ltd.
  5.25% due 09/15/2014                               220,000         220,473
                                                                ------------
                                                                   5,643,528
INTERNATIONAL OIL - 0.11%
Pemex Project Funding Master Trust
  3.79% due 06/15/2010 (b)                           660,000         677,160
Ras Laffan Liquefied  Natural Gas
  3.437% due 09/15/2009                              183,200         179,895
                                                                ------------
                                                                     857,055

LEISURE TIME - 0.08%
Carmike Cinemas, Inc.
  7.50% due 02/15/2014                               100,000         102,375
CinemarkUSA,Inc.
  9.00% due 02/01/2013                                80,000          91,300
Cinemark, Inc.
 zero coupon, Step up to 9.75% on
  03/15/2009 due 03/15/2014                           25,000          18,875
Loews Cineplex Entertainment Corp.
  9.00% due 08/01/2014                               100,000         108,250
 Mohegan Tribal Gaming Authority
  6.375% due 07/15/2009                              140,000         143,850
Royal Caribbean Cruises, Ltd.
  8.75% due 02/02/2011                               100,000         118,125
                                                                ------------
                                                                     582,775

MANUFACTURING - 0.11%
Bombardier, Inc.
  6.30% due 05/01/2014                               400,000         347,000
Jacuzzi Brands, Inc.
  9.625% due 07/01/2010                              100,000         111,000
Koppers, Inc.
  9.875% due 10/15/2013                               50,000          57,000
Terex Corp.
  9.25% due 07/15/2011                               125,000         140,312
Tyco International Group SA
  6.375%due 10/15/2011                               170,000         187,690
                                                                ------------
                                                                     843,002
MEDICAL-HOSPITALS - 0.04%
HCA,Inc.
  7.875% due 02/01/2011                              195,000         214,793

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                  SHARES
                                                    OR
                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------    ------------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
Tenet Healthcare Corp.
  9.875% due 07/01/2014                         $     75,000    $     81,750
                                                                ------------
                                                                     296,543

MINING - 0.02%
Freeport-McMoRan Copper & Gold, Inc.
  10.125% due 02/01/2010                             160,000         182,800

PAPER - 0.17%
Abitibi-Consolidated, Inc.
  8.55% due 08/01/2010                                75,000          81,281
International Paper Company
  4.00% due 04/01/2010                               350,000         343,139
Norske Skogindustrier ASA
  7.625%due 10/15/2011                               625,000         715,679
Temple-Inland, Inc.
  7.875% due 05/01/2012                               90,000         106,520
                                                                ------------
                                                                   1,246,619

PHARMACEUTICALS - 0.10%
Hospira, Inc.
  5.90% due 06/15/2014                               250,000         262,727
Schering Plough Corp.
  5.30% due 12/01/2013                               490,000         512,127
                                                                ------------
                                                                     774,854

PUBLISHING - 0.01%
Dex Media, Inc.
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013                        125,000          97,969

RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series 2002-1
  6.061% due 01/17/2023                               75,000          81,449

REAL ESTATE - 0.25%
Crescent Real Estate Equities
  7.50% due 09/15/2007                                50,000          53,625
Developers Diversified Realty Company
  4.625% due 08/01/2010                              250,000         248,100
EOP Operating, Ltd.
  7.50% due 04/19/2029                               100,000         115,916
ERP Operating LP
  4.75% due 06/15/2009                               345,000         352,276
Hospitality Properties Trust, REIT
  6.75% due 02/15/2013                               555,000         612,828
Host Marriott LP, REIT
  7.125%due 11/01/2013                                60,000          64,125
Price, Inc., REIT
  7.50% due 11/05/2006                               250,000         268,893
Simon Property Group LP, REIT
  5.45% due 03/15/2013                               190,000         195,749
                                                                ------------
                                                                   1,911,512

RETAIL GROCERY - 0.01%
Winn-Dixie Stores, Inc.
  8.875% due 04/01/2008                              100,000         94,500

RETAIL TRADE - 0.06%
Blockbuster, Inc.
  9.00% due 09/01/2012                               105,000         103,687
Jean Coutu Group, Inc.
  8.50% due 08/01/2014                                65,000          66,625
Payless Shoesource, Inc.
  8.25% due 08/01/2013                               150,000         153,188
Rite Aid Corp.
  6.875% due 08/15/2013                               60,000          54,000
Saks, Inc.
  7.50% due 12/01/2010                               100,000         106,500
                                                                ------------
                                                                     484,000

SANITARY SERVICES - 0.08%
Allied Waste North America, Inc., Series B
  8.875% due 04/01/2008                               85,000          90,950
  9.25% due 09/01/2012                               120,000         129,900
Waste Management, Inc.
  6.375%due 11/15/2012                               320,000         354,475
                                                                ------------
                                                                     575,325

SEMICONDUCTORS - 0.01%
Amkor Technology, Inc.
  7.75% due 05/15/2013                                75,000          70,500

STEEL -0.02%
Gerdau Ameristeel Corp.
  10.375%due 07/15/2011                               50,000          58,625
Ispat Inland ULC
  9.75% due 04/01/2014                                65,000          80,275
                                                                ------------
                                                                     138,900

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.27%
Deutsche Telekom International Finance BV
  6.625% due 07/11/2011          EUR                  50,000          79,861
  8.75% due 06/15/2030            $                   60,000          79,228
    9.25% due 06/01/2032                             190,000         270,386
Dobson Communications Corp.
  10.875% due 07/01/2010                             120,000          93,000
France Telecom SA
  8.50% due 03/01/2011                               330,000         393,658
Koninklijke (Royal) KPN NV
  8.375% due 10/01/2030                              100,000         129,747
SBC Communications, Inc.
  4. 125% due 09/15/2009                             190,000         189,653
  5.10% due 09/15/2014                               390,000         393,625
  5.625% due 06/15/2016                              125,000         129,131
Singapore Telecommunications, Ltd.
  6.375% due 12/01/2011                              205,000         226,475
Telenet Group Holding NV
 zero coupon, Step up to 11 .50% on
    12/15/2008 due 06/15/2014                        100,000          76,000
                                                                ------------
                                                                   2,060,764
Telephone - 0.49%
AT&T Corp.
  8.35% due 01/15/2025                               230,000         237,187
Bellsouth Corp.
  4.20% due 09/15/2009                               500,000         501,306
British Telecommunications PLC
  8.875% due 12/15/2030                               90,000         120,512

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT         VALUE
                                                            ----------    ------------
CORPORATE BONDS (CONTINUED)

TELEPHONE(CONTINUED)
Cincinnati Bell, Inc.
   7.25% due 07/15/2013                                     $   40,000    $     41,100
NTL Cable PLC
   8.75% due 04/15/2014                                         60,000          67,650
Qwest Capital Funding, Inc.
   7.90% due 08/15/2010                                        155,000         156,550
Qwest Services Corp.
   13.50% due 12/15/2010                                       135,000         162,338
Sprint Capital Corp.
   6.375% due 05/01/2009                                        63,000          68,420
   6.875% due 11/15/2028                                       813,000         890,062
Telecom Italia Capital SA
   4.00% due 11/15/2008 to 01/15/2010                          995,000         985,390
Verizon New York, Inc.
   6.875% due 04/01/2012                                       400,000         448,991
                                                                          ------------
                                                                             3,679,506

TRANSPORTATION - 0.02%
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                                        100,000         111,250
TFM SA de CV
   10.25% due 06/15/2007                                        25,000          26,625
                                                                          ------------
                                                                               137,875
                                                                          ------------
TOTAL CORPORATE BONDS (Cost $70,232,432)                                  $ 71,643,416
                                                                          ------------

MUNICIPAL BONDS - 0.04%

WISCONSIN - 0.04%
Badger Tobacco Asset Securitization Corp.
   6.125% due 06/01/2027                                       315,000         314,030
                                                                          ------------
TOTAL MUNICIPAL BONDS (Cost $301,583)                                     $    314,030
                                                                          ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.29%
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                        492,593         503,699
Bank of America Mortgage Securities, Inc.
   Series 2004-7, Class 6A1
   4.50% due 08/25/2019                                      1,091,560       1,068,775
Bank of America Mortgage Securities, Inc.,
   Series 2003 F, Class 2A1
   3.734% due 07/25/2033 (b)                                   410,993         403,715
Bear Stearns ARM Trust, Series 2003-3,
   Class 2A2
   4.139% due 04/25/2033 (b)                                    90,963          91,428
Bear Stearns ARM Trust, Series 2004-3, Class 2A
   4.334% due 07/25/2034 (b)                                 1,639,587       1,634,013
Bear Stearns ARM Trust, Series 2004-9, Class 12A-3
   5.077% due 12/25/2034                                       575,243         578,073
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                                       250,000         293,707
Commercial Mortgage Pass-Through Certificate,
   Series 2003-LB1A, Class A2
   4.084% due 06/10/2038                                       750,000         719,987
Countrywide Home Loans, Inc., Series 2004,
   Class 2A1
   4.123% due 04/25/2034 (b)                                   828,888         814,505
Countrywide Home Loans, Inc., Series 2004-12,
   Class 12A1
   4.888% due 08/25/2034 (b)                                 2,269,607       2,302,559
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2
   5.935% due 01/15/2006                                       875,000         893,045
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                       440,000         467,823
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                                       500,000         527,861
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                        750,000         818,748
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                       500,000         545,534
CS First Boston Mortgage Securities Corp.,
   Series 2003-AR12, Class 2A2
   4.333% due 04/25/2033 (b)                                    79,164          79,705
CS First Boston Mortgage Securities Corp.,
   Series 2004-AR1, Class 2A1
   4.791% due 02/25/2034 (b)                                   326,807         325,208
CS First Boston Mortgage Securities Corp.,
   Series 2004-AR7, Class 2A1
   4.889% due 06/25/2009 (b)                                 1,195,881       1,200,941
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                       250,000         247,726
FHLMC Structured Pass Through Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                                        309,630         330,086
First Investors Auto Owner Trust, Series
   2002-A Class A
   3.46% due 12/15/2008                                         15,959          15,964
First Union National Bank Commercial Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                                     1,157,392       1,225,397
First Union National Bank Commercial Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 08/12/2010                                       522,591         548,247
GE Capital Commercial Mortgage Corp., Series
   2001-1, Class A1
   6.079% due 10/15/2010                                        91,476          96,620
GE Capital Commercial Mortgage Corp., Series
   2001-3, Class A2
   6.07% due 06/10/2038                                        500,000         546,336
GE Capital Commercial Mortgage Corp., Series
   2002-2A, Class A3
   5.349% due 08/11/2036                                       360,000         377,291

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                 ------------    -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
GMAC Commercial Mortgage Security, Inc.,
 Series 1997-C1, Class A3
 6.869% due 08/15/2007                           $    306,644    $    324,413
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A2
 4.112% due 01/11/2017                              1,016,203        1,019,343
Hilton Hotels Pool Trust, Series 2000-HL TA,
 Class B
 2.81% due 10/03/2015 (b)                             170,000          171,649
JPMorgan Chase Commercial Mortgage Securities
 Corp., Series 2002-C1, Class A3
 5.376% due 07/12/2037                              1,165,000        1,221,433
JPMorgan Chase Commercial Mortgage Securities
 Corp., Series 2004-CBX, Class A2
 3.89% due 11/12/2039                                 750,000          747,117
LB-UBS Commercial Mortgage Trust,
 Series 2002-C1, Class A4
 6.462% due 03/15/2031                                500,000          559,212
Merrill Lynch Mortgage Investors, Inc.,
 Series 1995-C2, Class A1
 6.774% due 06/15/2021 (b)                             82,062           83,274
Merrill Lynch Mortgage Investors, Inc.,
 Series 1997-C1, Class A3
 7.12% due 06/18/2029                                 195,979          205,928
Merrill Lynch Mortgage Investors, Inc.,
 Series 2004-A1, Class 2A1
 4.67% due 02/25/2034 (b)                             559,530          558,851
Merrill Lynch Mortgage Investors, Inc.,
 Series 2004-A4, Class A1
 4.298% due 08/25/2034                                574,862          569,066
Morgan Stanley Capital I, Inc., Series
 2003-KIDS, Class A
 3.077% due 07/14/2008 (b)                            183,912          184,747
Salomon Brothers Commercial Mortgage
 Securities VII, Series 2000-C3, Class A2
 6.592% due 12/18/2033                                290,000          320,496
Salomon Brothers Commercial Mortgage
 Securities, Class A3, Series 2001-C1
 6.428% due 12/18/2035                                750,000          825,991
Structured Asset Securities Corp., Series
 1998-RF2, Class A
 8.551% due 07/15/2027 (b)                            312,230          332,409
Washington Mutual, Series 2003-AR1, Class A6
 4.505% due 03/25/2033 (b)                             57,705           58,197
Washington Mutual, Series 2003-AR6, Class A1
 4.362% due 06/25/2033 (b)                            771,907          773,885
Washington Mutual, Series 2004-AR11, Class A
 4.73% due 10/25/2034 (b)                             206,962          206,262
                                                                 -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $24,813,386)                                               $  24,819,266

ASSET BACKED SECURITIES - 1.53%
ACLC Business Loan Receivables Trust, Series
 2002-1A, Class A1
 5.408% due 12/15/2022                                 23,943           23,943
California Infrastructure Development, Series
 1997-1, Class A7
 6.42% due 09/25/2008                            $    271,536          279,717
Centex Home Equity Loan Trust, Series 2004-D,
 Class AF4
 4.68% due 06/25/2032                                 400,000          401,625
Chase Funding Mortgage Loan, Series 2003-1,
 Class 1A3
 3.14% due 07/25/2023                                  98,708           98,595
Chase Funding Mortgage Loan, Series 2003-2,
 Class 1A3
 2.864% due 03/25/2007                                190,000          189,367
Countrywide Asset-Backed Certificates, Inc.,
 Series 2004-10, Class AF3
 3.842% due 02/01/2005 (b)                            375,000          370,669
Countrywide Asset-Backed Certificates, Inc.,
 Series 2004-12, Class 2AV2
 2.697% due 04/25/2035                                750,000          750,000
Drivetime Auto Owner Trust, Series 2004-A,
 Class A3
 2.419% due 08/15/2008                              1,275,000        1,257,469
Government Lease Trust, Series 1999-GSA1,
 Class A2
 6.18% due 05/18/2005                                 419,667          421,546
GRCT Consumer Loan Trust, Series 2001-1 A,
 Class 2BRV
 6.251% due 02/15/2020 (b)                            202,705          209,667
IndyMac Home Equity Loan Asset-Backed Trust,
 Series 2004-B, Class A2B
 2.78% due 11/25/2034                                 375,000          375,007
Morgan Stanley ABS Capital I, Series
 2004-OP1, Class A2B
 2.707% due 11/25/2034                                750,000          750,000
New Century Home Equity Loan Trust,
 Series 2007-A, Class AII5
 5.25% due 07/25/2034 (b)                             510,000          513,633
Onyx Acceptance Auto Trust, Series 2002-C,
 Class A4
 4.07% due 04/15/2009                                 300,000          301,910
Peco Energy Transition Trust, Series 1999-A,
 Class A7
 6.13% due 03/01/2009                                 540,000          577,447
Residential Asset Mortgage Products, Inc.,
 Series 1999-KS4, Class AI4
 7.22% due 06/25/2028                                 155,356          159,441
Residential Asset Mortgage Products, Inc.,
 Series 2004-RS9, Class AI-4
 4.767% due 10/25/2032 (b)                            625,000          626,653
Residential Asset Mortgage Products, Inc.,
 Series 2004-RZ3, Class AI4
 4.572% due 05/25/2033 (b)                            325,000          321,699
Specialty Underwriting & Residential Finance,
 Series 2004-BC4 Class A2B
 2.73% due 10/25/2035                                 625,000          625,594
Structured Asset Investment Loan Trust,
 Series 2004-8, Class A13
 2.717% due 09/25/2034                              1,250,000        1,249,215

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------    -------------
ASSET BACKED SECURITIES
(CONTINUED)
Structured Asset Investment Loan Trust,
 Series 2004-8, CLass A7
 2.717% due 09/25/2034                           $    500,000    $     498,989
USAA Auto Owner Trust, Series 2004-3, Class A3
 3.16% due 02/17/2009                                 650,000          647,249
Vanderbilt Acquisition Loan Trust, Series
 2002-1, Class A3
 5.70% due 09/07/2023                                 125,000          128,691
Wells Fargo Home Equity, Series 2004-2,
 Class AI5
 4.89% due 09/25/2034 (b)                             750,000          754,676
                                                                 -------------
TOTAL ASSET BACKED SECURITIES
(Cost $11,584,008)                                               $  11,532,802
                                                                 -------------
SHORT TERM INVESTMENTS - 9.99%
State Street Navigator Securities
 Lending Prime Portfolio(c)                      $ 75,421,822    $  75,421,822
                                                 ------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $75,421,822)                                               $  75,421,822
                                                                 -------------
REPURCHASE AGREEMENTS - 3.90%
Repurchase Agreement with State Street
 Corp. dated 12/31/2004 at 0.90% to
 be repurchased at $29,460,209 on
 01/03/2005, collateralized by
 $20,620,000 U.S. Treasury Bonds,
 9.00% due 11/15/2018 (valued at
 $30,053,650, including interest).               $ 29,458,000    $  29,458,000
                                                 ------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $29,458,000)                                               $  29,458,000
                                                                 -------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
(COST $751,279,720) - 111.62%                                    $ 842,537,806
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.62)%                   (87,706,427)
                                                                 -------------
TOTAL NET ASSETS - 100.00%                                       $ 754,831,379
                                                                 =============

GLOBAL ALLOCATION TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------    -------------
COMMON STOCKS - 71.91%

AUSTRALIA - 0.81%
Australia and New Zealand Bank Group, Ltd.             22,169    $     356,107
National Australia Bank, Ltd.                          17,957          403,744
Qantas Airways, Ltd., ADR                              54,395          157,438
QBE Insurance Group, Ltd. (a)                          46,430          556,013
Woolworths, Ltd.                                       15,014          175,815
                                                                 -------------
                                                                     1,649,117

AUSTRIA - 0.26%
Telekom Austria AG                                     27,488          519,087

BELGIUM - 0.37%
Fortis                                                 18,962          522,362
Solvay SA *                                             1,989          218,093
                                                                 -------------
                                                                       740,455
BERMUDA - 0.55%
Willis Group Holdings, Ltd.                            27,200        1,119,824

CANADA - 1.52%
Alcan Aluminum, Ltd. - USD                             11,800          576,710
Bank Nova Scotia Halifax                                9,800          331,527
BCE, Inc.                                              13,500          324,512
Canadian National Railway Company - CAD                 9,400          570,907
Canadian Tire Corp., Ltd.                               1,900           88,770
Cott Corp. *                                            6,000          148,017
Great-West Lifeco, Inc.                                 7,100          157,568
Magna International, Inc.                               3,100          253,983
Petro-Canada                                            6,200          315,230
Shoppers Drug Mart Corp. *                             10,200          315,979
                                                                 -------------
                                                                     3,083,203

FINLAND - 0.59%
Nokia (AB) Oyj                                         41,750          656,727
UPM-Kymmene Oyj                                        24,800          549,234
                                                                 -------------
                                                                     1,205,961

FRANCE - 2.13%
BNP Paribas SA (a)                                      7,707          556,077
Cap Gemini SA * (a)                                     6,600          210,495
France Telecom SA *                                    24,038          792,680
LVMH Moet Hennessy(a)                                   2,717          207,256
Sanofi-Synthelabo SA (a)                                9,939          791,120
Total SA (a)                                            6,174        1,343,090
Unibail * (a)                                           2,683          420,583
                                                                 -------------
                                                                     4,321,301

GERMANY-0.11%
Volkswagen AG (a)                                       4,735          213,766

HONG KONG - 0.29%
Cheung Kong Holdings, Ltd.                             28,000          280,079
Sun Hung Kai Properties, Ltd.                          27,000          270,077
Television Broadcast, Ltd.                             10,000           46,315
                                                                 -------------
                                                                       596,471
IRELAND - 0.79%
Bank of Ireland - London                               60,342          994,106
CRH PLC - London                                       22,651          603,441
                                                                 -------------
                                                                     1,597,547

ITALY - 0.60%
Eni SpA (a)                                            22,263          555,132
UniCredito Italiano SPA (a)                           116,374          666,375
                                                                 -------------
                                                                     1,221,507

JAPAN - 4.67%
Canon, Inc. (a)                                        16,400          882,819
East Japan Railway *                                       28          155,359
Fuji Photo Film Company, Ltd. *                         8,000          291,249
Funai Electric Company, Ltd. *                          2,300          284,785
Honda Motor Company, Ltd. *                            11,900          615,098

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT                VALUE
                                                       ---------           -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kao Corp. *                                              25,000            $   637,594
Meitec Corp. *                                            3,200                118,992
Mitsubishi Corp. *                                       27,600                355,713
Murata Manufacturing Company, Ltd. *                      4,800                267,731
NGK Spark Plug Company * (a)                             32,000                330,497
Nippon Unipac Holding *                                      53                237,321
Nissan Motor Company *                                   42,900                465,206
Nitto Denko Corp. *                                       8,400                459,535
NTT DoCoMo, Inc. *                                          459                844,456
Rohm Company *                                            5,600                577,825
Sekisui House, Ltd. *                                    24,000                278,945
Shin-Etsu Chemical Company, Ltd. *                        5,300                216,684
SKY Perfect Communications, Inc. *                           89                 96,165
Sompo Japan Insurance *                                  44,000                447,153
Sumitomo Mitsui Financial Group, Inc. * (a)                  46                333,593
Takeda Chemical Industries, Ltd. *                       14,900                748,408
Takefuji Corp. * (a)                                      4,010                270,508
The Sumitomo Trust & Banking Company, Ltd. *             38,000                274,097
Tokyo Gas Company *                                       4,000                 16,354
Toyota Industries Corp. *                                 7,000                174,438
Yokogawa Electric Corp. *                                 7,000                 93,351
                                                                           -----------
                                                                             9,473,876

NETHERLANDS - 2.14%
ABN AMRO Holdings NV                                     42,454              1,120,090
Heineken NV                                               7,861                261,035
Koninklijke (Royal) KPN NV                               79,026                747,773
Koninklijke (Royal) Philips Electronics NV               11,525                304,383
Reed Elsevier NV                                         43,233                587,001
TNT Post Group NV                                        25,655                693,889
VNU NV                                                   21,130                621,558
                                                                           -----------
                                                                             4,335,729

PORTUGAL-0.21%
Electricidade De Portugal                                29,628                 89,439
Portugal Telecom, SGPS, SA                               27,130                334,206
                                                                           -----------
                                                                               423,645

SPAIN - 0.15%
Banco Santander Central, Hispano SA * (a)                25,172                311,108

SWEDEN - 0.90%
Electrolux AB, Series B                                  14,600                332,689
Hennes & Mauritz AB, Series B                            10,800                374,814
Sandvik AB                                               10,700                429,893
Svenska Handelsbanken AB, A Shares                       11,600                300,847
Swedish Match AB (a)                                     34,000                392,474
                                                                           -----------
                                                                             1,830,717

SWITZERLAND - 2.24%
Actelion, Ltd. *                                          2,811                287,752
Adecco SA                                                 7,393                370,946
Clariant AG                                              10,883                175,025
Credit Suisse Group *                                    23,337                977,659
Holcim, Ltd.                                              7,712                462,990
Nestle SA                                                 1,972                514,172
Nobel Biocare Holding AG                                    950                171,516
Roche Holdings AG-Genusschein                            10,797              1,238,674
Swiss Reinsurance Company                                 4,808                341,743
                                                                           -----------
                                                                             4,540,477

UNITED KINGDOM - 7.89%
AstraZeneca Group PLC                                    17,845                645,817
Barclays PLC                                            114,279              1,282,996
BICC PLC                                                 22,512                135,966
BP PLC                                                  143,330              1,394,960
BT Group PLC                                            136,930                532,544
Cadbury Schweppes PLC                                    60,953                566,367
Diageo PLC                                               80,335              1,143,549
Electrocomponents PLC                                    44,650                243,583
Gallaher Group                                           37,670                571,226
Great University Stores *                                15,180                272,940
HBOS PLC                                                 25,655                416,801
HSBC Holdings PLC *                                      25,826                434,918
ITV PLC                                                  70,939                143,043
Kesa Electricals PLC                                     48,217                260,963
Kingfisher PLC                                          104,580                620,613
National Grid Transco PLC                                27,412                260,485
Prudential Corp.                                         74,545                646,961
Rentokil Initial PLC                                    101,741                287,995
Reuters Group PLC                                        39,332                284,462
Royal Bank of Scotland Group PLC                         42,772              1,435,670
Scottish Hydro *                                         24,454                408,768
Shell Transport & Trading Company PLC                   156,873              1,334,419
Tesco PLC                                               120,790                744,579
Vodafone Group PLC                                      618,823              1,674,619
Wolseley PLC                                             13,514                252,047
                                                                            ----------
                                                                            15,996,291

UNITED STATES - 45.69%
Advance Auto Parts, Inc.                                  9,200                401,856
AFLAC, Inc.                                              17,500                697,200
Albertsons, Inc. (a)                                     47,900              1,143,852
Allergan, Inc.                                           29,400              2,383,458
American Electric Power Company, Inc.                    23,200                796,688
BEA Systems, Inc. *                                       8,100                 71,766
Bristol-Myers Squibb Company                             29,200                748,104
Burlington Northern Santa Fe Corp.                       59,800              2,829,138
Cephalon, Inc. * (a)                                     14,600                742,848
Citigroup, Inc.                                          75,600              3,642,408
CMS Energy Corp. *                                       29,700                310,365
Costco Wholesale Corp.                                   40,600              1,965,446
Dex Media, Inc.                                          18,200                454,272
Equifax, Inc.                                            16,100                452,410
Exelon Corp.                                             44,800              1,974,336
Exxon Mobil Corp.                                        45,900              2,352,834
Federal Home Loan Mortgage Corp.                         31,300              2,306,810
FirstEnergy Corp.                                        31,200              1,232,712
Genzyme Corp. *                                          24,800              1,440,136
Hartford Financial Services Group, Inc.                  12,500                866,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT               VALUE
                                                     ----------           -----------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Hewlett-Packard Company                                  24,100           $    505,377
IAC/InterActiveCorp * (a)                                29,000                800,980
Illinois Tool Works, Inc.                                21,700              2,011,156
J.P. Morgan Chase & Company                              49,600              1,934,896
Johnson & Johnson                                        51,800              3,285,156
Johnson Controls, Inc.                                   17,800              1,129,232
Kerr-McGee Corp.                                          6,100                352,519
Kimberly-Clark Corp.                                     18,300              1,204,323
Kohl's Corp. *                                           16,300                801,471
Lockheed Martin Corp.                                    15,700                872,135
Marathon Oil Corp.                                       23,900                898,879
Martin Marietta Materials, Inc.                          23,600              1,266,376
Masco Corp.                                              62,300              2,275,819
Medco Health Solutions, Inc. *                            4,000                166,400
Medtronic, Inc.                                          11,900                591,073
Mellon Financial Corp.                                   58,200              1,810,602
Mettler-Toledo International, Inc. *                     19,500              1,000,545
Microsoft Corp.                                          87,600              2,339,796
Morgan Stanley                                           47,100              2,614,992
Mylan Laboratories, Inc. (a)                             61,950              1,095,276
Nextel Communications, Inc., Class A *                   97,200              2,916,000
Northrop Grumman Corp.                                   17,600                956,736
Omnicom Group, Inc.                                      21,500              1,812,880
Oracle Corp. *                                           96,700              1,326,724
Pepco Holdings, Inc.                                     18,100                385,892
Pfizer, Inc.                                             38,000              1,021,820
PNC Financial Services Group                             17,200                987,968
Quest Diagnostics, Inc.                                   5,700                544,635
SBC Communications, Inc.                                 27,400                706,098
Sempra Energy                                            22,000                806,960
The Allstate Corp.                                       17,800                920,616
The Kroger Company *                                     65,900              1,155,886
The TJX Companies, Inc.                                  24,400                613,172
Time Warner, Inc. *                                      85,400              1,660,176
Tribune Company                                          20,500                863,870
UBS Emerging Markets Equities Fund * (c)                576,058              9,136,216
UBS High Yield Fund * (c)                                96,838              1,818,069
UnitedHealth Group, Inc.                                 26,200              2,306,386
Univision Communications, Inc., Class A *                23,900                699,553
Viacom, Inc., Class B                                    60,400              2,197,956
Wellpoint, Inc. *                                         9,300              1,069,500
Wells Fargo Company                                      45,800              2,846,470
Wyeth                                                    50,900              2,167,831
                                                                          ------------
                                                                            92,691,431
                                                                          ------------
TOTAL COMMON STOCKS (Cost $124,061,425)                                   $145,871,513
                                                                          ------------

WARRANTS - 0.00%

UNITED STATES - 0.00%
Lucent Technologies, Inc.
  (Expiration date 12/10/2007; strike price $2.75) *      1,825                  2,883
                                                                          ------------
TOTAL WARRANTS (Cost $0)                                                  $      2,883
                                                                          ------------
U.S. TREASURY OBLIGATIONS - 6.74%

U.S. TREASURY BONDS - 0.44%
  5.375% due 02/15/2031                              $   60,000           $     64,880
  6.25% due 08/15/2023 to 05/15/2030                    215,000                256,554
  6.625% due 02/15/2027                                 270,000                332,806
  8.75% due 05/15/2017                                  170,000                238,206
                                                                          ------------
                                                                               892,446

U.S. Treasury Notes - 6.30%
  2.50% due 09/30/2006                                5,270,000              5,224,504
  2.75% due 07/31/2006                                2,290,000              2,282,576
  3.375% due 09/15/2009                                 815,000                807,550
  4.00% due 02/15/2014                                4,515,000              4,452,743
                                                                          ------------
                                                                            12,767,373
                                                                          ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,454,254)                                                        $ 13,659,819
                                                                          ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.87%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 1.67%
  3.50% due 04/01/2008                                   45,000                 44,744
  3.875% due 01/12/2009                                 185,000                184,237
  5.00% due 11/01/2007 to 01/30/2014                    329,106                329,389
  5.125% due 07/15/2012                               1,345,000              1,414,031
  5.50% due 04/01/2018 to 01/01/2019                    592,432                612,434
  6.00% due 12/01/2017 to 08/15/2030                    165,853                171,263
  6.50% due 11/01/2029                                  611,264                642,939
                                                                          ------------
                                                                             3,399,037

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.64%
  2.625% due 01/19/2007                                 125,000                123,425
  3.331% due 09/01/2033 (b)                              24,642                 24,935
  4.325% due 03/01/2034 (b)                              84,817                 85,657
  4.577% due 11/01/2033 (b)                             250,535                253,356
  4.60% due 04/01/2033 (b)                               89,394                 91,312
  5.50% due 11/01/2033 to 09/01/2034                  2,008,923              2,042,905
  6.00% due 06/01/2014 to 12/01/2034                  2,003,566              2,072,829
  6.25% due 02/01/2011                                   65,000                 71,260
  6.50% due 06/01/2017 to 08/01/2034                  2,306,454              2,416,700
  6.50% TBA **                                        1,515,000              1,588,384
  6.625% due 11/15/2030                                 240,000                285,999
  7.00% due 05/01/2033                                   17,200                 18,226
  7.50% due 07/25/2041                                  316,516                338,307
                                                                          ------------
                                                                             9,413,295

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.56%
  4.00% due 12/20/2029 (b)                               28,797                 29,412
  6.00% due 07/15/2029                                  179,028                186,209
  6.50% due 06/15/2029 to 08/20/2034                    874,106                913,770
                                                                          ------------
                                                                             1,129,391
                                                                          ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,840,277)                                                        $ 13,941,723
                                                                          ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------   -------------
FOREIGN GOVERNMENT OBLIGATIONS - 4.91%

AUSTRALIA - 0.02%
Commonwealth of Australia
   7.50% due 09/15/2009                  AUD          43,000   $      36,700

AUSTRIA - 0.46%
Republic of Austria
   3.80% due 10/20/2013                  EUR         340,000         467,167
   5.875% due 07/15/2006                             325,000         462,541
                                                               -------------
                                                                     929,708

BELGIUM - 0.16%
Kingdom of Belgium
   5.75% due 03/28/2008                              215,000         317,313

CANADA - 0.20%
Government of Canada
   5.00% due 06/01/2014                  CAD         130,000         113,857
   6.00% due 06/01/2008 to 06/01/2011                248,000         227,920
   8.00% due 06/01/2023                               50,000          58,179
                                                               -------------
                                                                     399,956

FINLAND - 0.29%
Republic of Finland
   5.00% due 07/04/2007                  EUR         105,000         150,227
   5.75% due 02/23/2011                              285,000         439,570
                                                               -------------
                                                                     589,797

FRANCE - 0.77%
Government of France
   5.00% due 10/25/2016                              195,000         294,340
   5.50% due 04/25/2007 to 04/25/2029                495,000         741,531
   8.50% due 10/25/2019                              255,000         521,625
                                                               -------------
                                                                   1,557,496

GERMANY - 1.77%
Federal Republic of Germany
   3.50% due 10/10/2008                              190,000         262,956
   4.50% due 07/04/2009                              100,000         143,876
   4.75% due 07/04/2034                               40,000          58,305
   5.00% due 07/04/2012                               53,000          79,184
   6.00% due 01/05/2006 to 01/04/2007              1,440,000       2,046,922
   6.50% due 07/04/2027                              560,000       1,007,735
                                                               -------------
                                                                   3,598,978

ITALY - 0.61%
Republic of Italy
   5.25% due 11/01/2029                              150,000         229,169
   5.50% due 11/01/2010                              220,000         333,546
   8.75% due 07/01/2006                              460,000         680,345
                                                               -------------
                                                                   1,243,060

MEXICO - 0.05%
Government of Mexico
   8.125% due 12/30/2019                   $          95,000         111,482

NETHERLANDS - 0.09%
Kingdom of Netherlands
   5.00% due 07/15/2011                  EUR         125,000         186,389

SWEDEN - 0.08%
Kingdom of Sweden
   5.00% due 01/28/2009                  SEK       1,000,000         160,423

UNITED KINGDOM - 0.41%
Government of United Kingdom
   4.75% due 09/07/2015                  GBP         250,000   $     486,501
   5.00% due 03/07/2012                               87,000         171,546
   5.75% due 12/07/2009                               85,000         171,771
                                                               -------------
                                                                     829,818
                                                               -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $8,877,620)                                              $   9,961,120
                                                               -------------

CORPORATE BONDS - 2.73%

CAYMAN ISLANDS - 0.03%
Transocean Sedco Forex
   6.625% due 04/15/2011                   $          50,000          55,901

FRANCE - 0.02%
France Telecom SA
   8.50% due 03/01/2011                               30,000          35,787

JAPAN - 0.10%
SMFG Finance
   2.25% due 07/11/2005                  JPY       9,000,000         209,165

LUXEMBOURG - 0.01%
Telecom Italia Capital SA
   5.25% due 11/15/2013                    $          15,000          15,161

NETHERLANDS - 0.01%
Deutsche Telekom International Finance BV
   8.75% due 06/15/2030                               25,000          33,011

UNITED KINGDOM - 0.07%
Abbey National PLC
   7.95% due 10/26/2029                               25,000          32,242
Royal Bank of Scotland Group PLC
   9.118% due 03/31/2049                              65,000          78,538
Vodafone Airtouch PLC
   7.875% due 02/15/2030                              30,000          38,682
                                                               -------------
                                                                     149,462

UNITED STATES - 2.49%
Alcoa, Inc.
   6.00% due 01/15/2012                               30,000          32,772
American Electric Power Inc., Series A
   6.125% due 05/15/2006                              60,000          62,183
Anheuser Busch Company, Inc.
   9.00% due 12/01/2009                               25,000          30,315
AOL Time Warner, Inc.
   7.625% due 04/15/2031                              55,000          66,537
AT&T Corp.
   9.75% due 11/15/2031 (b)                           45,000          53,719
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                               30,000          40,449
Avalonbay Communities, Inc.
   7.50% due 08/01/2009                               15,000          16,914
Avon Products, Inc.
   7.15% due 11/15/2009                               25,000          28,256
Bank of America Corp.
   7.40% due 01/15/2011                              130,000         150,589
Bank One Corp.
   7.875% due 08/01/2010                              35,000          40,825

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT               VALUE
                                                     ----------           -----------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Boeing Capital Corp.
      6.10% due 03/01/2011 (a)                       $   50,000           $     54,538
Bombardier Capital, Inc., MTN
      6.125% due 06/29/2006                              25,000                 25,000
Bristol-Myers Squibb Company
      5.75% due 10/01/2011                               30,000                 32,129
Burlington Northern Santa Fe Corp.
      7.082% due 05/13/2029                              25,000                 29,223
Burlington Resources Finance Company
      6.68% due 02/15/2011                               30,000                 33,529
Caterpillar, Inc.
      6.55% due 05/01/2011 (a)                           30,000                 33,670
Cendant Corp.
      6.875% due 08/15/2006                              25,000                 26,302
Centex Corp.
      9.75% due 06/15/2005                               25,000                 25,641
Citigroup, Inc.
      5.00% due 09/15/2014                              171,000                171,825
Comcast Cable Communications
      6.75% due 01/30/2011                              105,000                117,913
Computer Sciences Corp.
      3.50% due 04/15/2008                               35,000                 34,702
Conagra, Inc.
      6.75% due 09/15/2011                               30,000                 33,752
Coors Brewing Company
      6.375% due 05/15/2012                              30,000                 32,984
Countrywide Funding Corp., MTN
      3.25% due 05/21/2008                               25,000                 24,446
Credit Suisse First Boston USA, Inc.
      6.50% due 01/15/2012                               55,000                 61,214
DaimlerChrysler North America Holding
      4.05% due 06/04/2008                              135,000                134,721
Devon Financing Corp., ULC
      6.875% due 09/30/2011                              50,000                 56,628
Dominion Resources, Inc.
      8.125% due 06/15/2010                              30,000                 35,311
Dow Chemical Company
      6.125%due 02/01/2011 (a)                           80,000                 87,625
Duke Energy Field Services LLC
      7.875% due 08/16/2010                              35,000                 40,821
EOP Operating, LP
      7.00% due 07/15/2011                               25,000                 28,194
Erac USA Finance Company
      7.35% due 06/15/2008                               55,000                 60,760
Federated Department Stores, Inc.
      6.625% due 04/01/2011                              30,000                 33,543
First Union National Bank, Series BKNT
      7.80% due 08/18/2010                               35,000                 41,106
FirstEnergy Corp.
      6.45%due 11/15/2011                                30,000                 32,594
Ford Motor Company
      7.45% due 07/16/2031 (a)                           95,000                 95,545
Ford Motor Credit Company
      5.80% due 01/12/2009                              170,000                173,764
FPL Group Capital, Inc.
      7.625% due 09/15/2006                              50,000                 53,409
General Electric Capital Corp., MTN
      6.75% due 03/15/2032                               50,000                 58,522
General Electric Capital Corp., MTN, Series A
      6.00% due 06/15/2012                              275,000                299,760
General Motors Acceptance Corp.
      6.875% due 09/15/2011                              60,000                 61,488
      8.00% due 11/01/2031                              110,000                113,067
Harley Davidson Funding Corp., MTN
      3.625% due 12/15/2008                              25,000                 24,808
Harrahs Operating, Inc.
      7.50% due 01/15/2009                               30,000                 33,244
HSBC Finance Corp.
      6.75% due 05/15/2011                               30,000                 33,667
ICI Wilmington, Inc.
      4.375% due 12/01/2008                              80,000                 80,452
International Lease Finance Corp.
      3.50% due 04/01/2009                               25,000                 24,343
International Paper Company
      6.75% due 09/01/2011                               30,000                 33,634
John Deere Capital Corp.
      7.00% due 03/15/2012                               35,000                 40,354
JPMorgan Chase & Company
      6.75% due 02/01/2011                               80,000                 89,873
Kohl's Corp.
      6.30% due 03/01/2011 (a)                           30,000                 32,867
Kraft Foods, Inc.
      5.625% due 11/01/2011                              65,000                 68,831
Lockheed Martin Corp.
      8.50% due 12/01/2029                               25,000                 34,207
Marathon Oil Corp.
      6.125% due 03/15/2012                              25,000                 27,241
Marsh & Mclennan Companies, Inc.
      6.25% due 03/15/2012                               40,000                 41,857
McKesson Corp.
      7.75% due 02/01/2012                               25,000                 28,763
Midamerican Energy Holdings Company
      5.875% due 10/01/2012                              30,000                 31,789
Miller Brewing Company
      5.50% due 08/15/2013                               65,000                 67,941
Morgan Stanley
      6.75% due 04/15/2011                              150,000                168,246
Motorola, Inc.
      7.625%due 11/15/2010                               25,000                 28,999
Newell Rubbermaid, Inc.
      4.00% due 05/01/2010                               25,000                 24,260
News America, Inc.
      6.20% due 12/15/2034                               30,000                 30,405
Pacific Gas & Electric Company
      6.05% due 03/01/2034                               30,000                 31,158
Pemex Project Funding Master Trust
      8.00% due 11/15/2011                               30,000                 34,530
Pepsi Bottling Holdings, Inc.
      5.625% due 02/17/2009                              30,000                 31,983
Philip Morris Companies, Inc.
      7.75% due 01/15/2027                               25,000                 28,059

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT               VALUE
                                                     ----------           -----------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Phillips Petroleum Company
      8.75% due 05/25/2010                           $   50,000           $     61,019
Pitney Bowes, Inc.
      4.625% due 10/01/2012                              25,000                 25,273
PPLCapital Funding, Inc.
      4.33% due 03/01/2009                               30,000                 29,651
Progress Energy, Inc.
      7.00% due 10/30/2031                               35,000                 38,762
PSEG Power LLC
      7.75% due 04/15/2011                               30,000                 34,980
Rio Tinto Finance USA, Ltd.
      2.625% due 09/30/2008                              25,000                 23,971
Safeway, Inc.
      3.80% due 08/15/2005                               25,000                 25,089
Sempra Energy
      7.95% due 03/01/2010                               35,000                 40,454
Sprint Capital Corp.
      8.375% due 03/15/2012                              40,000                 48,726
Telus Corp.
      8.00% due 06/01/2011                               25,000                 29,627
The Goldman Sachs Group, Inc.
      6.875% due 01/15/2011                             110,000                124,100
The Kroger Company
      7.50% due 04/01/2031                               25,000                 29,884
TXU Energy Company LLC
      7.00% due 03/15/2013                               45,000                 50,258
Unilever Capital
      7.125% due 11/01/2010                              25,000                 28,756
Union Pacific Corp.
      6.70% due 12/01/2006                               40,000                 42,287
United Technologies Corp.
      6.10% due 05/15/2012                               35,000                 38,511
USA Education, Inc.
      5.625% due 04/10/2007                              60,000                 62,571
Valero Energy Corp.
      7.50% due 04/15/2032                               45,000                 54,278
Verizon New England, Inc.
      6.50% due 09/15/2011                               75,000                 82,503
Viacom, Inc.
      6.625% due 05/15/2011                              35,000                 39,300
Wal Mart Stores, Inc.
      6.875% due 08/10/2009                              50,000                 56,145
Washington Mutual, Inc.
      5.625% due 01/15/2007                             140,000                145,797
Waste Management, Inc.
      7.375% due 08/01/2010                              35,000                 40,119
Wells Fargo Bank NA
      6.45% due 02/01/2011                               35,000                 38,922
Weyerhaeuser Company
      7.375% due 03/15/2032                              35,000                 41,505
Wyeth
      5.25% due 03/15/2013                               35,000                 36,376
Xcel Energy, Inc.
      7.00% due 12/01/2010                               35,000                 39,453
                                                                          ------------
                                                                             5,046,113
                                                                          ------------
TOTAL CORPORATE BONDS (Cost $5,444,580)                                   $  5,544,600
                                                                          ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.44%

UNITED STATES - 1.44%
CS First Boston Mortgage Securities Corp.,
      Series 2003-27, Class IXA1
      7.00% due 11/25/2033                               63,668                 65,431
DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1A
      6.08% due 03/10/2032                              126,942                131,610
DLJ Commercial Mortgage Corp.,
      Series 1999-CG1, Class A1B
      6.46% due 03/10/2032                              345,000                374,226
First Horizon Alternative Mortgage
      Securities, Series 2004-AA3, Class A1
      5.35% due 09/25/2034 (b)                          123,422                125,062
First Union Lehman Brothers Mortgage Trust,
      Series 1997-C2, Class A3
      6.65% due 11/18/2029                               91,337                 97,195
Four Times Square Trust, Series 2000-4TS,
      Class Al
      7.69% due 04/15/2015                              221,826                244,975
GS Mortgage Securities Corp., II, Series
      1998-GLII, Class A1
      6.312% due 04/13/2031                             138,348                143,735
Istar Asset Receivables Trust, Series 2003-1,
      Class Al
      2.67% due 08/28/2022 (b)                           18,129                 18,145
JPMorgan Commercial Mortgage Finance Corp.,
      Series 1999-C8, Class A1
      7.325% due 07/15/2031                              83,119                 85,573
JPMorgan Commercial Mortgage Finance Corp.,
      Series 1999-C8, Class A2
      7.40% due 07/15/2031                              200,000                223,607
LB Commercial Conduit Mortgage Trust, Series
      1999-C1, Class Al
      6.41% due 06/15/2031                               75,249                 77,840
Mach One 2004 Trust, Series 2004-1A, Class A1
      3.89% due 05/28/2040                              220,538                219,638
Merrill Lynch Mortgage Investors, Inc.,
      Series 2003-D, Class Xal
      1.00% IO due 08/25/2028                         1,095,408                 14,733
Morgan Stanley Capital, Series 2000, Class Al
      7.42% due 11/15/2036                              112,101                120,200
Morgan Stanley Capital, Series 2000, Class A2
      7.57% due 12/15/2009                              150,000                171,286
Morgan Stanley Mortgage Loan Trust, Series
      2004-4, Class 2A
      6.564% due 09/25/2034 (b)                         200,839                206,033
Nomura Asset Securities Corp., Series
      1995-MD3, Class A1B
      8.15% due 04/04/2027                               84,546                 85,308

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               -----------    ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Nomura Asset Securities Corp., Series
   1996-MD5, Class A4
   8.25% due 04/13/2036 (b)                    $   250,000    $    265,747
Structured Asset Securities Corp., Series
   2002-23XS, Class A7
   6.08% due 11/25/2032                            150,000         151,765
Structured Asset Securities Corp., Series
   2004-3AC, Class A1
   4.94% due 03/25/2034 (b)                        100,057         100,044
                                                              ------------
                                                                 2,922,153
                                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $ 2,995,226)                                            $  2,922,153
                                                              ------------
ASSET BACKED SECURITIES - 0.67%

UNITED KINGDOM - 0.10%
Permanent Financing No 4 PLC, Series 2004,
   Class 2C
   3.18% due 06/10/2042 (b)                        200,000         199,974

UNITED STATES - 0.57%
Americredit Automobile Recreation Trust,
   Series 2001-B, Class A4
   5.37% due 06/12/2008                             53,207          53,862
California Infrastructure Development, Series
   1997-1, Class A7
   6.42% due 09/25/2008                             81,461          83,915
Countrywide Asset-Backed Certificates, Series
   2004-SD1, Class A1
   2.52% due 06/25/2033 (b)                         48,337          48,419
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2004-FFB, Class A1
   4.166% due 06/25/2024                           105,216         104,301
Greenpoint Home Equity Loan Trust, Series
   2004-3, Class A
   2.6325% due 02/15/2035 (b)                      199,795         199,573
RAFC Asset Backed Trust, Series 2001-1,
   Class A3
   5.115% due 11/25/2029                            33,343          33,561
Reliant Energy Transport Bond Company, Series
   2001-1, Class A4
   5.63% due 09/15/2015                            125,000         133,718
WFS Financial 2002-2 Owner Trust, Series
   2002-2, Class A4
   4.50% due 02/20/2010                            500,000         506,423
                                                              ------------
                                                                 1,163,772
                                                              ------------
TOTAL ASSET BACKED SECURITIES
(Cost $ 1,371,263)                                            $  1,363,746
                                                              ------------
SUPRANATIONAL OBLIGATIONS - 0.03%

LUXEMBOURG - 0.01%
European Investment Bank
   4.875% due 09/06/2006                            25,000          25,697

UNITED STATES - 0.02%
Intermediate American Development Bank
   5.75% due 02/26/2008                             25,000          26,678
                                                              ------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $ 56,389)                                               $     52,375
                                                              ------------
SHORT TERM INVESTMENTS - 5.04%
State Street Navigator Securities
   Lending Prime Portfolio (c)                 $10,229,008    $ 10,229,008
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 10,229,008)                                           $ 10,229,008
                                                              ------------
REPURCHASE AGREEMENTS - 4.54%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $9,207,691 on
   1/3/2005, collateralized by
   $8,020,000 U.S. Treasury Bonds,
   6.125% due 11/15/2027 (valued at
   $9,391,933, including interest)             $ 9,207,000    $  9,207,000
                                                              ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $9,207,000)                                             $  9,207,000
                                                              ------------
TOTAL INVESTMENTS (GLOBAL ALLOCATION TRUST)
   (COST $189,537,043) - 104.88%                              $212,755,940
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.88)%                 (9,904,372)
                                                              ------------
TOTAL NET  ASSETS - 100.00%                                   $202,851,568
                                                              ============

The Trust had the following five top industry concentrations as of December 31, 2004 (as a percentage of total net assets):

Financial Services          8.24%

Mutual Funds                5.40%

Pharmaceuticals             5.17%

Banking                     4.92%

Insurance                   2.84%

HIGH YIELD TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               -----------    ------------
COMMON STOCKS - 0.53%

AUTO PARTS - 0.24%
Delphi Trust I (a)                                 140,000    $  3,487,400

INTERNET CONTENT - 0.02%
Globix Corp. *                                      83,945         302,202

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.27%
Maxcom Telecomunicaciones SA * (e)                 170,850           1,709
Telewest Global, Inc. *                            216,164       3,800,163
Viatel Holding, Ltd. *                              11,667          10,500
                                                              ------------
                                                                 3,812,372

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST(CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                               -----------    ------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 0.00%
XO Communications, Inc. * (a)                        4,585    $     13,938
                                                              ------------
TOTAL COMMON STOCKS (Cost $ 13,550,707)                       $  7,615,912
                                                              ------------
PREFERRED STOCKS - 0.49%

BROADCASTING - 0.21%
Paxson Communications Corp. JR Exchangeable
   Preferred PIK (a)                                   397       2,917,950
Paxson Communications Corp. JR Preferred
   Convertible PIK *                                    32         176,000
                                                              ------------
                                                                 3,093,950
CELLULAR COMMUNICATIONS - 0.27%
Alamosa Holdings, Inc.                               4,080       3,847,048

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.01%
McLeodUSA, Inc., Class A *                          16,663          60,737
Song Networks Holding AB *                          27,635               0
                                                              ------------
                                                                    60,737
                                                              ------------
TOTAL PREFERRED STOCKS (Cost $ 6,279,800)                     $  7,001,735
                                                              ------------
WARRANTS-0.01%

BROADCASTING - 0.01%
XM Satellite Radio, Inc.
   (Expiration date 03/15/2010; strike
   price $49.50) *                                   1,295         110,075

ELECTRONICS - 0.00%
SW Acquisition
   (Expiration date 04/01/2011; strike
   price $0.01) *                                    1,975          59,250

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA
   (Expiration date 04/01/2007; strike
   price $0.01) * (e)                                1,675             419
McLeodUSA, Inc.
   (Expiration date 04/16/2007; strike
   price $1.354) *                                  36,926           7,754
                                                              ------------
                                                                     8,173
TELEPHONE - 0.00%
XO Communications, Inc.
   (Expiration date 01/16/2010; strike
   price $6.25) *                                    9,172           5,778
   (Expiration date 01/16/2010; strike
   price $7.50) *                                    6,878           3,164
   (Expiration date 01/16/2010; strike
   price $10.00) *                                   6,878           2,683
                                                              ------------
                                                                    11,625
                                                              ------------
TOTAL WARRANTS (Cost $ 124,371)                               $    189,123
                                                              ------------
FOREIGN GOVERNMENT OBLIGATIONS - 24.29%
ARGENTINA - 0.56%
Republic of Argentina
   3.50% due 03/31/2023-                       $ 5,220,000       2,923,200
   6.00% due 03/31/2023                          9,015,000       5,116,013
                                                              ------------
                                                                 8,039,213
BRAZIL - 6.46%
Federal Republic of Brazil
   3.062% due 04/15/2009 (b)                     1,176,923       1,094,538
   3.125% due 04/15/2012 (b)                    14,016,289      13,350,515
   8.00% due 04/15/2014 (a)                     45,824,189      46,882,728
   8.298% due 06/29/2009 (b)                     1,500,000       1,766,250
   10.125% due 05/15/2027                       12,225,000      13,918,163
   11.00% due 01/11/2012 to 08/17/2040           4,165,000       4,972,023
   12.25% due 03/06/2030                         8,755,000      11,556,600
                                                              ------------
                                                                93,540,817
BULGARIA - 0.28%
Republic of Bulgaria, Series A
   2.75% due 07/28/2012 (b)                      1,280,000       1,278,976
   8.25% due 01/15/2015                          2,200,000       2,766,280
                                                              ------------
                                                                 4,045,256
COLOMBIA - 1.26%
Republic of Colombia
   8.125% due 05/21/2024                         2,640,000       2,560,800
   9.75% due 04/23/2009                          2,625,000       2,992,500
   10.00% due 01/23/2012                         4,000,000       4,620,000
   10.375% due 01/28/2033                        2,235,000       2,581,425
   10.75% due 01/15/2013                         1,550,000       1,852,250
   11.75% due 02/25/2020                         2,850,000       3,662,250
                                                              ------------
                                                                18,269,225
COSTA RICA - 0.01%
Republic of Costa Rica
   6.548% due 03/20/2014                           150,000         139,125

ECUADOR - 0.76%
Republic of Ecuador
   8.00% due 08/15/2030
   12.00% due 11/15/2012                         1,740,000       1,500,750
                                                 9,370,000       9,557,400
                                                              ------------
                                                                11,058,150
EL SALVADOR - 0.06%
Republic of El Salvador
   7.75% due 01/24/2023                            850,000         925,438

MEXICO - 3.89%
Government of Mexico
   5.875% due 01/15/2014                        18,629,000      19,085,411
   6.375% due 01/16/2013                         5,220,000       5,559,300
   6.625% due 03/03/2015                        11,475,000      12,324,150
   7.50% due 04/08/2033                         11,355,000      12,263,400
   8.125% due 12/30/2019                         1,975,000       2,317,662
   8.30% due 08/15/2031                            160,000         187,520
   8.375% due 01/14/2011                         2,810,000       3,300,345
   11.375% due 09/15/2016                          900,000       1,328,400
                                                              ------------
                                                                56,366,188

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL            VALUE
                                                  AMOUNT
                                               --------------     --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
MOROCCO - 0.08%
Kingdom of Morocco
    2.781% due 01/01/2009 (b)                  $    1,112,864     $    1,090,606

PANAMA - 0.80%
Republic of Panama
    2.75% due 07/17/2014 to 07/17/2016 (b)          2,280,181          2,185,180
    7.25% due 03/15/2015                            1,275,000          1,326,000
    8.875% due 09/30/2027                           2,730,000          3,003,000
    9.375% due 01/16/2023 to 04/01/2029             4,377,000          5,127,935
                                                                  --------------
                                                                      11,642,115
PERU - 0.95%
Republic of Peru
    4.50% due 03/07/2017                            3,000,000          2,805,000
    5.00% due 03/07/2017 (b)                        4,488,000          4,291,874
    8.75% due 11/21/2033                            1,600,000          1,736,000
    9.125% due 02/21/2012                           3,553,000          4,139,245
    9.875% due 02/06/2015                             625,000            765,625
                                                                  --------------
                                                                      13,737,744

PHILIPPINES - 0.86%
Republic of Philippines
    9.375% due 01/18/2017                             275,000            285,656
    9.875% due 01/15/2019                           1,200,000          1,230,000
    10.625% due 03/16/2025                         10,200,000         10,888,500
                                                                  --------------
                                                                      12,404,156
RUSSIA - 5.22%
Russian Federation
    zero coupon, Step up to 5.00% on
       03/31/2007 due 03/31/2030                   56,410,000         58,350,504
    8.25% due 03/31/2010                            3,050,000          3,383,365
    11.00% due 07/24/2018 (a)                       5,330,000          7,452,406
    12.75% due 06/24/2028                           3,850,000          6,315,155
                                                                  --------------
                                                                      75,501,430

SOUTH AFRICA - 0.35%
Republic of South Africa
    6.50% due 06/02/2014                            3,100,000          3,394,500
    9.125% due 05/19/2009                           1,425,000          1,688,625
                                                                  --------------
                                                                       5,083,125
TURKEY - 1.18%
Republic of Turkey
    9.50% due 01/15/2014                            3,100,000          3,658,000
    11.00% due 01/14/2013                           5,200,000          6,617,000
    11.50% due 01/23/2012                           1,725,000          2,216,625
    11.75% due 06/15/2010                             475,000            596,125
    11.875% due 01/15/2030                          2,750,000          3,960,000
                                                                  --------------
                                                                      17,047,750

UKRAINE - 0.36%
Republic of Ukraine
    7.65% due 06/11/2013                            2,900,000          3,097,200
    11.00% due 03/15/2007                           1,901,721          2,039,976
                                                                  --------------
                                                                       5,137,176

VENEZUELA-1.21%
Republic of Venezuela
    3.09% due 04/20/2011 (b)                          555,000            501,767
    5.375% due 08/07/2010                           7,010,000          6,589,400
    6.75% due 03/31/2020                              300,000            297,000
    8.50% due 10/08/2014                            4,250,000          4,505,000
    9.25% due 09/15/2027                              775,000            817,625
    10.75% due 09/19/2013                           4,000,000          4,790,000
                                                                  --------------
                                                                      17,500,792
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $332,678,801)                                               $  351,528,306
                                                                  --------------

CORPORATE BONDS - 67.53%

ADVERTISING - 0.44%
RH Donnelley Finance Corp., Series I
    10.875% due 12/15/2012                          1,425,000          1,692,188
Vertis, Inc.
    9.75% due 04/01/2009                            4,275,000          4,638,375
                                                                  --------------
                                                                       6,330,563

AEROSPACE - 1.54%
Alliant Techsystems, Inc.
    8.50% due 05/15/2011                            2,750,000          3,011,250
DRS Technologies, Inc.
    6.875% due 11/01/2013                           4,725,000          4,937,625
Sequa Corp.
    9.00% due 08/01/2009                            4,950,000          5,581,125
Sequa Corp., Series B
    8.875% due 04/01/2008                           3,750,000          4,106,250
Titan Corp.
    8.00% due 05/15/2011 (a)                        4,400,000          4,686,000
                                                                  --------------
                                                                      22,322,250

AGRICULTURE - 0.20%
Hines Nurseries, Inc.
    10.25% due 10/01/2011                           2,600,000          2,840,500

AIR TRAVEL - 0.20%
Continental Airlines, Inc.
    6.541% due 09/15/2009                           1,740,030          1,604,044
    6.80% due 07/02/2007                            1,364,975          1,242,783
                                                                  --------------
                                                                       2,846,827

ALUMINUM - 0.36%
IMCO Recycling Escrow, Inc.
    9.00% due 11/15/2014                              800,000            832,000
IMCO Recycling, Inc.
    10.375% due 10/15/2010                          3,900,000          4,426,500
                                                                  --------------
                                                                       5,258,500

AMUSEMENT & THEME PARKS - 0.19%
Six Flags, Inc.
    9.625% due 06/01/2014 (a)                       2,175,000          2,185,875
    9.75% due 04/15/2013 (a)                          500,000            507,500
                                                                  --------------
                                                                       2,693,375

APPAREL & TEXTILES - 0.34%
Levi Strauss & Company
    7.00% due 11/01/2006 (a)                        2,775,000          2,913,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                               --------------     --------------
CORPORATE BONDS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Levi Strauss & Company (continued)
   11.625% due 01/15/2008 (a)                  $    1,300,000     $    1,365,000
   12.25% due 12/15/2012 (a)                          550,000            611,875
                                                                  --------------
                                                                       4,890,625
AUTO PARTS - 1.42%
CSK Auto, Inc.
    7.00% due 01/15/2014                            4,750,000         4,660,937
Eagle-Picher, Inc.
    9.75% due 09/01/2013                            3,000,000          3,000,000
Keystone Automotive Operations
    9.75% due 11/01/2013                            4,540,000          4,857,800
Tenneco Automotive, Inc.
    8.625% due 11/15/2014                           5,150,000          5,356,000
TRW Automotive, Inc.
    9.375% due 02/15/2013                           2,302,000          2,670,320
                                                                  --------------
                                                                      20,545,057

AUTOMOBILES - 0.35%
General Motors Corp.
    8.375% due 07/15/2033                           4,900,000          5,076,807

BROADCASTING - 2.78%
Callahan Nordrhein Westfalen
    14.00% due 07/15/2010                           4,800,000            300,000
Charter Communications Holdings
    zero coupon, Step up to 11.75% on
       01/15/2005 due 01/15/2010                      700,000            652,750
    zero coupon, Step up to 13.50% on
       01/15/2006 due 01/15/2011 (a)                1,900,000          1,596,000
    zero coupon, Step up to 11.75% on
       05/15/2006 due 05/15/2011                    4,525,000          3,325,875
    8.625% due 04/01/2009 (a)                       1,500,000          1,301,250
    10.00% due 04/01/2009 (a)                       2,000,000          1,800,000
    10.25% due 01/15/2010                          11,775,000         10,332,562
    10.75% due 10/01/2009                           1,850,000          1,683,500
CSC Holdings, Inc.
    7.25% due 07/15/2008                            3,100,000          3,270,500
    10.50% due 05/15/2016                             640,000            726,400
CSC Holdings, Inc., Series B
    8.125% due 07/15/2009                             320,000            350,000
Nextmedia Operating, Inc.
    10.75% due 07/01/2011                           3,760,000          4,211,200
Salem Communications Holding Corp.
    9.00% due 07/01/2011                            1,963,000          2,154,392
Spanish Broadcasting Systems Inc.
    9.625% due 11/01/2009                           3,400,000          3,570,000
Young Broadcasting, Inc.
    10.00% due 03/01/2011 (a)                       4,625,000          4,937,188
                                                                  --------------
                                                                      40,211,617

BUILDING MATERIALS & CONSTRUCTION - 0.77%
Associated Materials, Inc.
    zero coupon, Step up to 11.25% on
       03/01/2009 due 03/01/2014                    7,000,000          5,040,000

Brand Services, Inc.
    12.00% due 10/15/2012                           3,130,000          3,505,600
THL Buildco, Inc.
    8.50% due 09/01/2014                            2,500,000          2,612,500
                                                                  --------------
                                                                      11,158,100

BUSINESS SERVICES - 1.58%
Allied Security Escrow Corp.
    11.375% due 07/15/2011                          2,225,000          2,325,125
Conveo Corp.
    7.875% due 12/01/2013 (a)                       5,200,000          4,836,000
Interep National Radio Sales,
  Inc., Series B, Class A
    10.00% due 07/01/2008                           2,878,000          2,169,292
Invensys PLC
    9.875% due 03/15/2011 (a)                       3,525,000          3,789,375
Iron Mountain, Inc.
    6.625% due 01/01/2016                              50,000             46,625
    7.75% due 01/15/2015                            6,321,000          6,415,815
    8.625% due 04/01/2013                           2,785,000          2,959,063
URS Corp.
    12.25% due 05/01/2009 (a)                         310,000            330,150
                                                                  --------------
                                                                      22,871,445

CABLE AND TELEVISION - 2.62%
Atlantic Broadband Finance LLC
    9.375% due 01/15/2014                           4,325,000          4,184,437
Avalon Cable LLC
    11.875% due 12/01/2008                            381,277            397,958
Cablevision Systems Corp.
    6.668% due 04/01/2009 (a)(b)                    2,750,000          2,915,000
    8.00% due 04/15/2012                            1,775,000          1,894,813
Directv Holdings LLC
    8.375% due 03/15/2013                           5,645,000          6,329,456
Echostar DBS Corp.
    6.625% due 10/01/2014                           9,300,000          9,416,250
Lodgenet Entertainment Corp.
    9.50% due 06/15/2013 (a)                        3,330,000          3,679,650
Mediacom Broadband LLC
    11.00% due 07/15/2013 (a)                       2,750,000          2,956,250
Mediacom LLC/Mediacom Capital Corp.
    9.50% due 01/15/2013 (a)                        2,125,000          2,132,969
Rainbow National Services LLC
    10.375% due 09/01/2014                          3,350,000          3,777,125
Renaissance Media Group, LLC
    10.00% due 04/15/2008                             285,000            293,550
                                                                  --------------
                                                                      37,977,458
CELLULAR COMMUNICATIONS - 3.54%
Alamosa Delaware, Inc.
    zero coupon, Step up to 12.00% on
       07/31/2005 due 07/31/2009                    1,256,000          1,362,760
    11.00% due 07/31/2010                           1,625,000          1,913,437
American Tower Corp.
    7.25% due 12/01/2011                              500,000            530,000
    7.50% due 05/01/2012 (a)                        7,000,000          7,350,000
    9.375% due 02/01/2009 (a)                         671,000            709,582
Centennial Cellular Operating Company, LLC
    10.75% due 12/15/2008 (a)                         832,000            863,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                              ---------------    -------------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS (CONTINUED)
Centennial Communications Corp.
      10.125% due 06/15/2013                  $     2,150,000    $   2,413,375
Crown Castle International Corp.
      7.50% due 12/01/2013 (a)                      2,825,000        3,036,875
      9.375% due 08/01/2011                         5,075,000        5,684,000
Nextel Communications, Inc.
      7.375% due 08/01/2015                        12,600,000       13,860,000
      9.50% due 02/01/2011 (a)                        208,571          232,557
SBA Telecommunication / SBA Communications
      Corp.
      zero coupon, Step up to 9.75% on
           12/15/2007 due 12/15/2011                4,350,000        3,664,875
UbiquiTel Operating Company
      9.875% due 03/01/2011                         1,500,000        1,683,750
      9.875% due 03/01/2011 (a)                     3,025,000        3,395,563
US Unwired, Inc., Series B
      10.00% due 06/15/2012 (a)                     4,000,000        4,510,000
                                                                 -------------
                                                                    51,209,974
CHEMICALS - 4.53%
Acetex Corp.
      10.875% due 08/01/2009                        4,840,000        5,299,800
Equistar Chemicals LP
      10.125% due 09/01/2008 (a)                    2,800,000        3,227,000
      10.625% due 05/01/2011                        1,260,000        1,461,600
Ethyl Corp.
      8.875% due 05/01/2010                         3,950,000        4,364,750
FMC Corp.
      7.75% due 07/01/2011                            500,000          528,750
      10.25% due 11/01/2009                         2,150,000        2,467,125
Hercules, Inc.
      6.75% due 10/15/2029                          2,750,000        2,839,375
Huntsman Advanced Materials LLC
      11.00% due 07/15/2010                         2,975,000        3,540,250
Huntsman ICI Chemicals
      10.125% due 07/01/2009 (a)                    4,220,000        4,441,550
      10.125% due 07/01/2009                  EUR     736,000        1,053,114
Huntsman International LLC
      9.875% due 03/01/2009                   $       415,000          455,462
Innophos, Inc.
      8.875% due 08/15/2014                         2,525,000        2,727,000
ISP Chemco, Inc., Series B
      10.25% due 07/01/2011                         1,235,000        1,395,550
ISP Holdings, Inc., Series B
      10.625% due 12/15/2009                        4,195,000        4,645,962
Lyondell Chemical Company
      9.50% due 12/15/2008                          1,600,000        1,736,000
Lyondell Chemical Company, Series A
      9.625% due 05/01/2007                         1,700,000        1,870,000
Lyondell Chemical Company, Series B
      9.875% due 05/01/2007                         1,099,000        1,151,203
Methanex Corp.
      8.75% due 08/15/2012 (a)                      2,250,000        2,626,875
Millennium America, Inc.
      7.00% due 11/15/2006                            890,000          925,600
      9.25% due 06/15/2008 (a)                      1,820,000        2,070,250
Nalco Company
      8.875% due 11/15/2013                         4,325,000        4,746,688
OM Group, Inc.
      9.25% due 12/15/2011                            800,000          852,000
Pliant Corp.
      13.00% due 06/01/2010 (a)                       785,000          765,375
Rhodia SA
      7.625% due 06/01/2010 (a)                     2,950,000        2,957,375
      8.875% due 06/01/2011 (a)                     2,100,000        2,115,750
      10.25% due 06/01/2010 (a)                       550,000          618,750
UAP Holding Corp.
      zero coupon, Step up to 10.750% on
           01/15/2008 due 07/15/2012                2,175,000        1,707,375
Westlake Chemical Corp.
      8.75% due 07/15/2011                          2,584,000        2,919,920
                                                                 -------------
                                                                    65,510,449
COMPUTERS & BUSINESS EQUIPMENT - 0.27%
Seagate Technology Holdings
      8.00% due 05/15/2009 (a)                      3,650,000        3,942,000

CONTAINERS & GLASS - 2.57%
Anchor Glass Container Corp.
      11.00% due 02/15/2013                         4,625,000        4,948,750
Owens Brockway Glass Container
      8.75% due 11/15/2012                            935,000        1,054,212
Owens-Illinois, Inc., Series 2008
      7.35% due 05/15/2008                          1,250,000        1,312,500
Owens-Illinois, Inc., Series 2010
      7.50% due 05/15/2010 (a)                      3,910,000        4,149,488
Plastipak Holdings, Inc.
      10.75% due 09/01/2011                         5,795,000        6,519,375
Pliant Corp.
      13.00% due 06/01/2010 (a)                     1,760,000        1,707,200
Radnor Holdings Corp.
      8.82% due 02/19/2009 (b)                      1,500,000        1,522,500
Radnor Holdings, Inc.
      11.00% due 03/15/2010                         2,750,000        2,358,125
Stone Container Corp.
      8.375% due 07/01/2012 (a)                     4,575,000        4,986,750
      9.75% due 02/01/2011                          2,825,000        3,093,375
Tekni Plex, Inc., Series B
      12.75% due 06/15/2010 (a)                     3,116,000        2,960,200
Tekni-Plex, Inc.
      8.75% due 11/15/2013                          2,625,000        2,611,875
                                                                 -------------
                                                                    37,224,350
COSMETICS & TOILETRIES - 0.46%
Jafra Cosmetics International, Inc.
      10.75% due 05/15/2011                         2,680,000        3,028,400
Playtex Products, Inc.
      9.375% due 06/01/2011 (a)                     3,400,000        3,629,500
                                                                 -------------
                                                                     6,657,900
CRUDE PETROLEUM & NATURAL GAS - 0.65%
Chesapeake Energy Corp.
      6.875% due 01/15/2016                         6,534,000        6,844,365
      7.00% due 08/15/2014                          2,400,000        2,556,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                 ---------------    -------------
CORPORATE BONDS (CONTINUED)
CRUDE PETROLEUM & NATURAL GAS
(CONTINUED)
Chesapeake Energy Corp.(continued)
      8.125% due 04/01/2011                      $           571    $         618
                                                                    -------------
                                                                        9,400,983
DOMESTIC OIL - 1.24%
Key Energy Services, Inc.
      8.375% due 03/01/2008                            4,225,000        4,425,688
Magnum Hunter Resources, Inc.
      9.60% due 03/15/2012                             3,961,000        4,495,735
Stone Energy Corp.
      8.25% due 12/15/2011                             4,125,000        4,455,000
Swift Energy Company
      9.375% due 05/01/2012                            4,100,000        4,592,000
                                                                    -------------
                                                                       17,968,423
DRUGS & HEALTH CARE - 0.68%
aaiPharma, Inc.
      zero coupon, Step up to 11.50% on
           03/31/2005 due 04/01/2010 (a)               2,550,000        1,906,125
General Nutrition Centers, Inc.
      8.50% due 12/01/2010                             3,775,000        3,567,375
WH Holdings/WH Capital Corp.
      9.50% due 04/01/2011                             4,000,000        4,400,000
                                                                    -------------
                                                                        9,873,500
ELECTRICAL EQUIPMENT - 0.47%
BRL Universal Equipment
      8.875% due 02/15/2008                            3,660,000        3,847,575
Wesco Distribution, Inc.
      9.125% due 06/01/2008                            2,850,000        2,935,500
                                                                    -------------
                                                                        6,783,075
ELECTRICAL UTILITIES - 3.57%
AES Corp.
      7.75% due 03/01/2014                             3,375,000        3,661,875
      8.875% due 02/15/2011 (a)                          340,000          388,450
      9.50% due 06/01/2009 (a)                         1,175,000        1,336,562
Allegheny Energy Supply Company
      10.25% due 11/15/2007                            3,375,000        3,830,625
Calpine Corp.
      8.50% due 07/15/2010 (a)                         7,100,000        6,088,250
      8.75% due 07/15/2013 (a)                         1,100,000          907,500
Calpine Generating Company LLC
      11.169% due 04/01/2011 (b)                       2,175,000        2,126,062
Edison Mission Energy
      7.73% due 06/15/2009                             1,200,000        1,290,000
      9.875% due 04/15/2011 (a)                        2,400,000        2,844,000
      10.00% due 08/15/2008                            4,600,000        5,278,500
Mirant Americas Generation LLC
      8.30% due 05/01/2011                             8,400,000        8,883,000
      8.50% due 10/01/2021                             2,275,000        2,371,688
Reliant Resources, Inc.
      9.25% due 07/15/2010 (a)                         4,500,000        5,017,500
      9.50% due 07/15/2013 (a)                         3,200,000        3,636,000
The AES Corp.
      9.375% due 09/15/2010                            3,420,000        3,975,750
                                                                    -------------
                                                                       51,635,762
ELECTRONICS - 0.15%
Muzak LLC/Muzak Finance Corp.
      9.875% due 03/15/2009 (a)                        3,120,000        2,180,100

ENERGY - 0.61%
NRG Energy, Inc.
      8.00% due 12/15/2013                             8,100,000        8,829,000

FINANCIAL SERVICES - 3.30%
Affinia Group, Inc.
      9.00% due 11/30/2014                             2,525,000        2,632,313
Aries Vermogensverwaltungs
      9.60% due 10/25/2014                             2,875,000        3,536,250
BCP Crystal US Holdings Corp.
      9.625% due 06/15/2014                            6,750,000        7,610,625
Borden U.S. Finance Corp./Nova Scotia Finance
      ULC
      9.00% due 07/15/2014                             1,650,000        1,831,500
Canwest Media, Inc.
      8.00% due 09/15/2012                             4,964,282        5,324,192
Global Cash Access, LLC
      8.75% due 03/15/2012                             4,650,000        5,010,375
JSG Funding PLC
      9.625% due 10/01/2012                               60,000           66,900
      10.125% due 10/01/2012                     EUR   2,675,000        4,129,919
Nexstar Finance Holdings LLC
      zero coupon, Step up to 11.375% on
           04/01/2008 due 04/01/2013 (a)         $     2,525,000        1,994,750
Nexstar Finance, Inc.
      7.00% due 01/15/2014 (a)                         1,700,000        1,683,000
Pemex Project Funding Master Trust
      9.125% due 10/13/2010                            1,400,000        1,678,600
Riddell Bell Holdings, Inc.
      8.375% due 10/01/2012                            3,050,000        3,156,750
Sensus Metering Systems, Inc.
      8.625% due 12/15/2013                              230,000          235,750
TRAINS HY-2004-1
      8.21% due 08/01/2015 (b)                         4,767,442        5,214,437
Ucar Finance, Inc.
      10.25% due 02/15/2012 (a)                        3,180,000        3,657,000
                                                                    -------------
                                                                       47,762,361
FOOD & BEVERAGES - 1.60%
Ahold Finance USA, Inc.
      8.25% due 07/15/2010                             1,800,000        2,038,500
Ahold Lease
      8.62% due 01/02/2025                             1,500,000        1,642,500
Del Monte Corp.
      8.625% due 12/15/2012                              600,000          672,000
Delaware Monte Corp., Series B
      9.25% due 05/15/2011                             1,775,000        1,943,625
Doane Pet Care Company
      9.75% due 05/15/2007                             4,650,000        4,580,250
      10.75% due 03/01/2010 (a)                          975,000        1,043,250
Dole Food, Inc.
      8.75% due 07/15/2013                             2,500,000        2,793,750
Pinnacle Foods Holding Corp.
      8.25% due 12/01/2013                             2,400,000        2,286,000
      8.25% due 12/01/2013 (a)                         2,300,000        2,190,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT               VALUE
                                          ----------------      ------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Swift & Company
      10.125% due 10/01/2009              $       700,000       $    780,500
United Agri Products, Inc.
      8.25% due 12/15/2011                      2,916,000          3,127,410
                                                                ------------
                                                                  23,098,535
FOREST PRODUCTS - 0.35%
Ainsworth Lumber Company Ltd.
      6.75% due 03/15/2014                        925,000            897,250
Ainsworth Lumber Company, Ltd.
      7.25% due 10/01/2012                      4,075,000          4,146,312
                                                                ------------
                                                                   5,043,562
FURNITURE & FIXTURES - 0.73%
Norcraft Companies, LP
      9.00% due 11/01/2011                      4,425,000          4,779,000
Sealy Mattress Company
      8.25% due 06/15/2014                      5,500,000          5,830,000
                                                                ------------
                                                                  10,609,000
GAS & PIPELINE UTILITIES - 2.55%
Dynegy Holdings, Inc.
      6.875% due 04/01/2011 (a)                 5,185,000          4,990,562
      7.625% due 10/15/2026                       600,000            521,250
      8.75% due 02/15/2012 (a)                  1,200,000          1,257,000
      9.875% due 07/15/2010                     1,925,000          2,151,188
El Paso Corp.
      7.75% due 01/15/2032 (a)                  4,000,000          3,830,000
      7.80% due 08/01/2031                      5,200,000          4,992,000
      7.875% due 06/15/2012 (a)                 4,575,000          4,786,594
Northwest Pipeline Corp.
      8.125% due 03/01/2010                       535,000            591,844
Southern Natural Gas Company
      8.875% due 03/15/2010 (a)                 1,180,000          1,321,600
Transcontinental Gas Pipe Line Corp.
      8.875% due 07/15/2012                       935,000          1,137,194
Williams Companies, Inc.
      7.625% due 07/15/2019                       700,000            770,000
      7.875% due 09/01/2021                     2,750,000          3,066,250
      8.75% due 03/15/2032                      6,475,000          7,438,156
                                                                ------------
                                                                  36,853,638
HEALTHCARE PRODUCTS - 1.05%
Dade Behring Holdings, Inc.
      11.91% due 10/03/2010                     1,817,966          2,022,487
Icon Health & Fitness
      11.25% due 04/01/2012                     1,825,000          1,533,000
Medex, Inc.
      8.875% due 05/15/2013                     2,000,000          2,330,000
Medical Device Manufacturing, Inc.
      10.00% due 07/15/2012                     4,650,000          5,010,375
VWR International, Inc.
      8.00% due 04/15/2014                      4,000,000          4,270,000
                                                                ------------
                                                                  15,165,862
HEALTHCARE SERVICES - 0.56%
Ameripath, Inc.
      10.50% due 04/01/2013 (a)                4 ,100,000          4,356,250
Extendicare Health Services, Inc.
      9.50% due 07/01/2010                      2,000,000          2,240,000
Insight Health Services Corp.
      9.875% due 11/01/2011 (a)                 1,500,000          1,515,000
                                                                ------------
                                                                   8,111,250
HOMEBUILDERS - 0.22%
Schuler Homes, Inc.
      9.375% due 07/15/2009                     2,850,000          3,063,750
      10.50% due 07/15/2011 (a)                   150,000            170,625
                                                                ------------
                                                                   3,234,375
HOTELS & RESTAURANTS - 3.38%
Boyd Gaming, Corp.
      6.75% due 04/15/2014                      4,250,000          4,451,875
Buffets, Inc.
      11.25% due 07/15/2010                     3,500,000          3,745,000
Chumash Casino & Resort Enterprise
      9.00% due 07/15/2010                      2,750,000          3,045,625
Gaylord Entertainment Company
      6.75% due 11/15/2014                      2,625,000          2,638,125
Hilton Hotels Corp.
      7.95% due 04/15/2007                      2,910,000          3,165,158
HMH Properties Inc., Series B
      7.875% due 08/01/2008 (a)                     2,000              2,055
Inn of the Mountain Gods Resort
 & Casino
      12.00% due 11/15/2010                     1,650,000          1,930,500
Kerzner International
      8.875% due 08/15/2011                     4,575,000          4,998,188
MGM Mirage, Inc.
      8.375% due 02/01/2011 (a)                 3,975,000          4,481,812
Park Place Entertainment Corp.
      7.875% due 03/15/2010 (a)                 3,035,000          3,418,169
      9.375% due 02/15/2007                     2,175,000          2,397,937
Sbarro, Inc.
      11.00% due 09/15/2009 (a)                 3,500,000          3,535,000
Starwood Hotels & Resorts Worldwide,
  Inc.
      7.375% due 05/01/2007                     1,010,000          1,076,913
      7.875% due 05/01/2012                     4,675,000          5,341,187
Venetian Casino Resort LLC
      11.00% due 06/15/2010                     2,505,000          2,858,831
Vicorp Restaurants, Inc.
      10.50% due 04/15/2011                     1,750,000          1,758,750
                                                                ------------
                                                                  48,845,125
HOUSEHOLD APPLIANCES - 0.21%
Applica, Inc.
      10.00% due 07/31/2008 (a)                 3,050,000          3,034,750

HOUSEHOLD PRODUCTS - 0.58%
Resolution Performance Products,
 Inc.
      9.50% due 04/15/2010                        925,000          1,001,313
      13.50% due 11/15/2010 (a)                 3,825,000          4,159,687
Simmons Bedding Company
      7.875% due 01/15/2014                     2,325,000          2,406,375
      10.00% due 12/15/2014                     1,350,000            823,500
                                                                ------------
                                                                   8,390,875


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                               ---------             -----
CORPORATE BONDS (CONTINUED)

INDUSTRIAL MACHINERY - 0.42%
Case New Holland, Inc.
      9.25% due 08/01/2011                  $     4,050,000          4,505,625
NMHG Holding Company
      10.00% due 05/15/2009                       1,425,000          1,574,625
                                                                  ------------
                                                                     6,080,250
INDUSTRIALS - 0.39%
NGC CORP.
      7.125% due 05/15/2018                       6,300,000          5,614,875

INTERNATIONAL OIL - 0.41%
Petronas Capital, Ltd.
      7.875% due 05/22/2022                       1,075,000          1,334,613
Vintage Petroleum, Inc.
      7.875% due 05/15/2011 (a)                   4,290,000          4,568,850
                                                                  ------------
                                                                     5,903,463
INTERNET CONTENT - 0.00%
PSINet, Inc.
      11.00% due 08/01/2009-                      1,151,864             11,519
PSINet, Inc., Series B
      10.00% due 02/15/2005-                      2,944,433             29,444
                                                                  ------------
                                                                        40,963
LEISURE TIME - 3.25%
AMF Bowling Worldwide, Inc.
      10.00% due 03/01/2010                       3,200,000          3,424,000
Argosy Gaming Company
      7.00% due 01/15/2014                        3,000,000          3,315,000
Choctaw Resort Development Enterprise
      7.25% due 11/15/2019                        3,425,000          3,459,250
Cinemark, Inc.
      zero coupon, Step up to 9.75% on
           03/15/2009 due 03/15/2014              7,125,000          5,379,375
Herbst Gaming Inc.
      7.00% due 11/15/2014                          200,000            202,500
Herbst Gaming, Inc.
      8.125% due 06/01/2012                       4,500,000          4,815,000
Isle Capri Casinos, Inc.
      7.00% due 03/01/2014 (a)                    4,975,000          5,074,500
Leslie's Poolmart
      10.375% due 07/15/2008                         75,000             79,594
Loews Cineplex Entertainment Corp.
      9.00% due 08/01/2014                          425,000            460,062
MGM Mirage, Inc.
      6.75% due 09/01/2012                        4,875,000          5,130,937
Pinnacle Entertainment, Inc.
      8.25% due 03/15/2012                        2,400,000          2,550,000
      8.75% due 10/01/2013 (a)                    2,525,000          2,733,313
Seneca Gaming Corp.
      7.25% due 05/01/2012 (a)                    3,425,000          3,604,813
Station Casinos, Inc.
      6.50% due 02/01/2014                        2,250,000          2,311,875
      6.875% due 03/01/2016 (a)                   4,300,000          4,477,375
                                                                  ------------
                                                                    47,017,594
MANUFACTURING - 0.96%
Blount, Inc.
      8.875% due 08/01/2012                       1,975,000          2,142,875
KI Holdings, Inc.
      zero coupon, Step up to
       11/15/2009 due
       11/15/2014 due 11/15/2014                  4,100,000          2,624,000
Koppers, Inc.
      9.875% due 10/15/2013                       2,275,000          2,593,500
Park-Ohio Industries, Inc.
      8.375% due 11/15/2014                       2,000,000          2,000,000
Trinity Industries, Inc.
      6.50% due 03/15/2014                        4,500,000          4,500,000
                                                                  ------------
                                                                    13,860,375
MEDICAL-HOSPITALS - 2.05%
Genesis Healthcare Corp.
      8.00% due 10/15/2013                        1,600,000          1,736,000
HCA, Inc.
      6.375% due 01/15/2015                       2,400,000          2,409,718
      8.75% due 09/01/2010                        3,440,000          3,932,212
IASIS Healthcare LLC
      8.75% due 06/15/2014                        6,330,000          6,899,700
Psychiatric Solutions Inc.
      10.625% due 06/15/2013                      3,000,000          3,472,500
Tenet Healthcare Corp.
      6.50% due 06/01/2012                        4,640,000          4,292,000
      7.375% due 02/01/2013 (a)                   4,925,000          4,777,250
      9.875% due 07/01/2014                         125,000            136,250
Triad Hospitals, Inc.
      7.00% due 11/15/2013                        1,950,000          1,993,875
                                                                  ------------
                                                                    29,649,505
METAL & METAL PRODUCTS - 0.35%
Mueller Group, Inc.
      6.91% due 11/01/2011 (b)                      900,000            931,500
      10.00% due 05/01/2012                       1,850,000          2,016,500
Mueller Holdings, Inc.
      zero coupon, Step up to 14.75% on
           04/15/2009 due 04/15/2014
                                                  3,175,000          2,174,875
                                                                  ------------
                                                                     5,122,875
MINING - 0.29%
Compass Minerals Group, Inc.
      10.00% due 08/15/2011                       3,750,000          4,218,750

OFFICE FURNISHINGS & SUPPLIES - 0.33%
Interface, Inc.
      9.50% due 02/01/2014 (a)                    1,550,000          1,689,500
      10.375% due 02/01/2010                      2,700,000          3,105,000
                                                                  ------------
                                                                     4,794,500
PAPER - 2.27%
Abitibi-Consolidated, Inc.
      8.55% due 08/01/2010 (a)                    1,750,000          1,896,563
      8.85% due 08/01/2030                        2,250,000          2,261,250
Appleton Papers, Inc.
      8.125% due 06/15/2011                       1,850,000          1,993,375
Appleton Papers, Inc., Series B
      9.75% due 06/15/2014                        2,625,000          2,900,625
Bowater, Inc.
      6.50% due 06/15/2013 (a)                    2,700,000          2,700,383
      9.50% due 10/15/2012                        1,275,000          1,459,579

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT               VALUE
                                               ---------------     ---------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Buckeye Technologies, Inc.
  9.25% due 09/15/2008 (a)                     $     4,350,000     $     4,350,000
Georgia Pacific Corp.
  8.875% due 02/01/2010                              6,200,000           7,215,250
Newark Group, Inc.
  9.75% due 03/15/2014                               2,300,000           2,449,500
Norske Skog Canada, Ltd.
  7.375% due 03/01/2014                              3,000,000           3,127,500
  8.625% due 06/15/2011                                625,000             670,313
Smurfit-Stone Container
  8.25% due 10/01/2012                               1,650,000           1,798,500
                                                                   ---------------
                                                                        32,822,838

PETROLEUM SERVICES - 0.22%
Hanover Compressor Company
  9.00% due 06/01/2014                                 925,000           1,029,063
  11.00% due 03/31/2007 (a)                          2,550,000           2,218,500
                                                                   ---------------
                                                                         3,247,563

PHARMACEUTICALS - 0.45%
Athena Neurosciences, Inc.
  7.25% due 02/21/2008                               2,850,000           2,978,250
Valeant Pharmaceuticals International
  7.00% due 12/15/2011                               3,400,000           3,536,000
                                                                   ---------------
                                                                         6,514,250
PLASTICS - 0.35%
Berry Plastics Corp.
  10.75% due 07/15/2012 (a)                          4,475,000           5,123,875

PUBLISHING - 1.60%
Advertising Directory Solutions, Inc.
  9.25%due 11/15/2012                                3,025,000           3,176,250
Cadmus Communications Corp.
  8.375% due 06/15/2014                              2,000,000           2,177,500
CBD Media Holdings LLC
  9.25% due 07/15/2012                               3,250,000           3,343,438
CBD Media, Inc.
  8.625% due 06/01/2011                              1,425,000           1,506,937
Dex Media East LLC
  12.125% due 11/15/2012                             1,056,000           1,287,000
Dex Media West LLC
  8.50% due 08/15/2010                                 150,000             166,875
  9.875% due 08/15/2013                              1,416,000           1,631,940
Dex Media, Inc.
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013 (a)                    5,250,000           4,114,688
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013 (a)                    3,375,000           2,645,156
Houghton Mifflin Company
  zero coupon, Step up to 11.50% on
    10/15/2008 due 10/15/2013 (a)                    2,250,000           1,653,750
PEI Holdings, Inc.
    11.00% due 03/15/2010                              769,000             895,885
Yell Finance BV
    10.75% due 08/01/2011 (a)                          488,000             563,640
                                                                   ---------------
                                                                        23,163,059

REAL ESTATE - 1.37%
CB Richard Ellis Services, Inc.
  11.25% due 06/15/2011                        $     2,875,000     $     3,306,250
Felcor Lodging LP, REIT
  9.00% due 06/01/2011 (a)                           2,775,000           3,142,687
Host Marriott LP, REIT
  7.125% due 11/01/2013                              4,200,000           4,488,750
  9.50% due 01/15/2007 (a)                           1,050,000           1,149,750
Meristar Hospitality Corp., REIT
  9.00% due 01/15/2008                               1,075,000           1,132,781
  9.125%due 01/15/2011 (a)                             925,000             999,000
Meristar Hospitality Operating
  Partnership LP, REIT
  10.50% due 06/15/2009                              2,500,000           2,725,000
Omega Healthcare Investors, Inc., REIT
  7.00% due 04/01/2014                               2,825,000           2,902,688
                                                                   ---------------
                                                                        19,846,906

RETAIL TRADE - 1.64%
Eye Care Centers of America, Inc.
  9.125% due 05/01/2008                              3,525,000           3,525,000
Finlay Fine Jewelry Corp.
  8.375% due 06/01/2012 (a)                          4,525,000           4,887,000
Home Interiors & Gifts, Inc.
  10.125% due 06/01/2008 (a)                         4,025,000           3,320,625
Jean Coutu Group, Inc.
  8.50% due 08/01/2014 (a)                           2,625,000           2,690,625
Jo-Ann Stores, Inc.
  7.50% due 03/01/2012                               4,200,000           4,294,500
PETCO Animal Supplies, Inc.
  10.75% due 11/01/2011                                625,000             731,250
Rite Aid Corp.                                       2,700,000           2,929,500
  11.25% due 07/01/2008 (a)
Saks, Inc.
  7.00% due 12/01/2013                                 166,000             169,528
  9.875% due 10/01/2011                              1,050,000           1,244,250
                                                                   ---------------
                                                                        23,792,278
SANITARY SERVICES - 0.65%
Allied Waste North America, Inc.
  7.875% due 04/15/2013 (a)                          1,870,000           1,916,750
Allied Waste North America, Inc., Series B
  7.375% due 04/15/2014 (a)                            850,000             813,875
  8.875% due 04/01/2008                              4,925,000           5,269,750
  9.25% due 09/01/2012                               1,275,000           1,380,187
                                                                   ---------------
                                                                         9,380,562
SEMICONDUCTORS - 0.37%
Amkor Technology, Inc.
  7.125%due 03/15/2011 (a)                           1,625,000           1,527,500
  9.25% due 02/15/2008                               1,100,000           1,124,750
  10.50% due 05/01/2009 (a)                          2,750,000           2,750,000
                                                                   ---------------
                                                                         5,402,250
STEEL - 0.37%
AK Steel Corp.
  7.875% due 02/15/2009 (a)                          2,800,000           2,852,500
Ispat Inland ULC
  9.75% due 04/01/2014                               2,031,000           2,508,285

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT              VALUE
                                               ---------------     ---------------
CORPORATE BONDS (CONTINUED)

STEEL (CONTINUED)
National Steel Corp., Series D
  9.875% due 03/01/2009                        $     1,423,073     $        56,923
                                                                   ---------------
                                                                         5,417,708
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.01%
Insight Midwest LP
  9.75% due 10/01/2009                               1,825,000           1,911,687
Insight Midwest LP/ Insight Capital, Inc.
  10.50% due 11/01/2010 (a)                          1,425,000           1,560,375
IPCS Escrow Company
  11.50% due 05/01/2012                              2,000,000           2,270,000
Lucent Technologies, Inc.
  6.45% due 03/15/2029                              11,750,000          10,633,750
Nortel Networks, Ltd.
  6.125% due 02/15/2006 (a)                          4,425,000           4,502,438
PanAmSat Corp.
  9.00% due 08/15/2014                               2,125,000           2,369,375
SBA Communications Corp.
  8.50% due 12/01/2012                               1,075,000           1,096,500
Spectrasite, Inc.
  8.25% due 05/15/2010                               4,455,000           4,755,713
                                                                   ---------------
                                                                        29,099,838
TELEPHONE - 1.62%
AT&T Corp.
  9.75%due 11/15/2031 (b)                            1,675,000           1,999,531
NTL Cable PLC
  8.75% due 04/15/2014 (a)                           1,950,000           2,198,625
Qwest Services Corp.
  13.50% due 12/15/2010                              5,900,000           7,094,750
  14.00% due 12/15/2014                              9,625,000          12,175,625
                                                                   ---------------
                                                                        23,468,531
TRANSPORTATION - 0.10%
OMI Corp.
  7.625% due 12/01/2013                              1,400,000           1,498,000
                                                                   ---------------
TOTAL CORPORATE BONDS (Cost $930,221,825)                          $   977,468,781
                                                                   ---------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.19%
CA FM Lease Trust
  8.50% due 07/15/2017                               2,410,071           2,779,776
                                                                   ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,561,630)                                                  $     2,779,776
                                                                   ---------------
SHORT TERM INVESTMENTS - 15.17%
State Street Navigator Securities
  Lending Prime Portfolio (c)                  $   219,605,605     $   219,605,605
                                                                   ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $219,605,605)                                                $   219,605,605
                                                                   ---------------
REPURCHASE AGREEMENTS - 5.02%
Merrill Lynch Tri-Party Repurchase
  Agreement dated 12/31/2004 at 2.20% to
  be repurchased at $72,721,330 on
  01/03/2005, collateralized by
  $22,015,000 Federal National
  Mortgage Association, 6.625% due
  10/15/2007 (valued at $24,633,870,
  including interest) and $50,000,000
  Federal Home Loan Bonds, 3.70% due
  07/28/2009 (valued at $51,317,940,
  including interest)                          $    72,708,000     $    72,708,000
                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $72,708,000)                                                 $    72,708,000
                                                                   ---------------
TOTAL INVESTMENTS (HIGH YIELD TRUST)
  (COST $1,577,730,740) - 113.23%                                  $ 1,638,897,238
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (13.23)%                                                   (191,481,591)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $ 1,447,415,647
                                                                   ===============

STRATEGIC BOND TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT               VALUE
                                               ---------------     ---------------
COMMON STOCKS - 0.42%

BROADCASTING - 0.09%
UnitedGlobalCom, Inc., Class A (a)                      90,187     $       871,207
BUSINESS SERVICES - 0.01%
ContinentalAFA Dispensing Company *                     25,862              37,500

FINANCIAL SERVICES - 0.00%
Contifinancial Corp. Liquidating Trust (a)           1,451,718              29,034

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.32%
NTL, Inc. *                                             21,970           1,602,931
Spectrasite, Inc. *                                     16,797             972,546
Telewest Global, Inc. * ***                             25,787             453,336
                                                                   ---------------
                                                                         3,028,813
                                                                   ---------------
TOTAL COMMON STOCKS (Cost $3,472,929)                              $     3,966,554
                                                                   ---------------
PREFERRED STOCKS - 0.10%

CELLULAR COMMUNICATIONS - 0.10%
Alamos a Holdings, Inc.                                    975             919,331

ELECTRICAL UTILITIES - 0.00%
TCR Holdings, Class B *                                  3,003                   3
TCR Holdings, Class C *                                  1,652                   2
TCR Holdings, Class D *                                  4,355                   4
TCR Holdings, Class E *                                  9,009                   9
                                                                   ---------------
                                                                                18
                                                                   ---------------
TOTAL PREFERRED STOCKS (Cost $1,071)                               $       919,349
                                                                   ---------------
WARRANTS-0.01%

CELLULAR COMMUNICATIONS - 0.01%
American Tower Escrow Corp. *                              650             149,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                     SHARES OR
                                                                     PRINCIPAL
                                                                      AMOUNT                    VALUE
                                                                  --------------            -------------
WARRANTS (CONTINUED)

GOVERNMENT OF MEXICO - 0.00%
Mexican Value Recovery Right, Series C *                               1,000,000            $         800
Mexican Value Recovery Right, Series D *                               1,000,000                      800
Mexican Value Recovery Right, Series E *                               1,000,000                      600
                                                                                            -------------
                                                                                                    2,200
REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela
  (Expiration date 04/15/2020; strike price $26.00) *                     10,000                        0

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00 %
Leap Wireless International, Inc.
  (Expiration date 04/15/2010; strike
  price $96.80)*                                                             370                        4
                                                                                            -------------
TOTAL WARRANTS (Cost $47,3 11)                                                              $     151,704
                                                                                            -------------

U.S. TREASURY OBLIGATIONS - 10.99%

U.S. TREASURY BONDS - 2.97%
  4.25% due 08/15/2014 (a)                                         $  13,260,000               13,289,530
  5.25% due 11/15/2028 ***                                             5,000,000                5,240,625
  5.25% due 02/15/2029 *** ***                                         3,250,000                3,409,198
  5.50% due 08/15/2028 ***                                             3,500,000                3,788,204
  6.125% due 08/15/2029 *** ****                                       2,000,000                2.348,124
                                                                                            -------------
                                                                                               28,075,681
U.S. TREASURY NOTES - 8.02%
  3.125% due 04/15/2009 (a)****                                       63,000,000               62,045,172
  4.00% due 02/15/2014 (a)                                            14,100,000               13.905,575
                                                                                            -------------
                                                                                               75,950,747
                                                                                            -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $101,599,508)                                                                         $ 104,026,428
                                                                                            -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.42%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.11%
   5.00% TBA**                                                        39,100,000               38,818,949
   8.00% due 05/01/2010                                                   49,285                   52,809
   8.50% due 05/01/2008                                                   41,433                   43,885
                                                                                            ------------
                                                                                               38,915,643

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 19.29%
  4.50% TBA**                                                         20,100,000               19,421,625
  5.00% TBA**                                                         59,000,000               58,520,625
  5.50% TBA**                                                         63,000,000               63,945,000
  6.00%TBA**                                                          20,000,000               20,675,000
  6.50% due 10/01/2032                                                 3,745,325                3,931,168
  6.50% TBA**                                                         14,330,000               15,024,117
  7.50% due 07/01/2030 to 02/01/2031                                     315,626                  338,178
  8.00% due 07/01/2027 to 08/01/2027                                     358,036                  389,624
  8.80% due 01/25/2019                                                   229,216                  248,790
  10.40% due 04/25/2019                                                   89,173                   99.553
                                                                                            -------------
                                                                                              182,593,680

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.02%
  7.50% due 04/15/2022 to 02/15/2028                               $     138,733            $     149,353
                                                                                            -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $221,679,136)                                                                         $ 221,658,676
                                                                                            -------------
FOREIGN GOVERNMENT OBLIGATIONS - 23.77%

ARGENTINA - 0 34%
Republic of Argentina
  3.50% due 03/31/2023 -                                                 800,000                  448,000
  6.00% due 03/31/2023 -                                               4,850,000                2,734,430
                                                                                            -------------
                                                                                                3,182,430

BRAZIL - 4.90%
Federal Republic of Brazil
  3.125% due 04/15/2012 (b)                                           12,970,692               12,354,584
  8.00% due 04/15/2014                                                12,567,386               12,857,693
  10.125% due 05/15/2027                                               4,260,000                4,850,010
  10.50% due 07/14/2014                                                7,150,000                8,472,750
  11.00% due 08/17/2040                                                3,350,000                3,974,775
  12.25% due 03/06/2030                                                2,975,000                3,927,000
                                                                                            -------------
                                                                                               46,436,812

BULGARIA - 0.14%
Republic of Bulgaria
  8.25% due 01/15/2015                                                 1,075,000                1,351,705

COLOMBIA - 0.85%
Republic of Colombia
  8.125% due 05/21/2024                                                  750,000                 727,500
  8.375% due 02/15/2027                                                  715,000                 693,550
  10.00% due 01/23/2012                                                  400,000                 462,000
  10.375% due 01/28/2033                                               1,325,000               1,530,375
  10.75% due 01/15/2013                                                2,525,000               3,017,375
  11.75% due 02/25/2020                                                1,300,000               1,670,500
                                                                                            -------------
                                                                                               8,101,300
ECUADOR - 0.45%
Republic of Ecuador
  8.00% due 08/15/2030                                                 1,150,000                  991,875
  12.00% due 11/15/2012                                                3,200,000                3,264,000
                                                                                            -------------
                                                                                                4,255,875
FINLAND - 1.14%
Republic of Finland
  5.75% due 02/23/2011                                           EUR   7,000,000               10,796,454

GERMANY - 3.12%
Federal Republic of Germany
  4.25% due 02/15/2008                                                 8,700,000               12,303,362
  5.25% due 01/04/2011                                                11,450,000               17,198,978
                                                                                            -------------
                                                                                               29,502,340
ITALY - 0.22%
Republic of Italy
  5.804% due 10/25/2032                                            $   2,000,000                2,126,222

MALAYSIA - 0.17%
Government of Malaysia
  7.50% due 07/15/2011                                                 1,350,000                1,577,115

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

                                                                    SHARES OR
                                                                    PRINCIPAL
                                                                      AMOUNT                     VALUE
                                                                 ---------------            ---------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

MEXICO - 2.11%
Government of Mexico
   5.875% due 01/15/2014                                           $   4,893,000            $   5,012,878
   6.375% due 01/16/2013                                               4,275,000                4,552,875
   6.625% due 03/03/2015                                               5,125,000                5,504,250
   8.125% due 12/30/2019                                               2,500,000                2,933,750
   8.30% due 08/15/2031                                                1,675,000                1,963,100
                                                                                            -------------
                                                                                               19,966,853

MOROCCO - 0.25%
Kingdom of Morocco
  2.781% due 01/01/2009 (b)                                            2,434,259                2,385,574

NETHERLANDS - 1.83%
Kingdom of Netherlands
  5.00% due 07/15/2011                                           EUR  11,600,000               17,296,910

PANAMA - 0.25%
Republic of Panama
  8.875% due 09/30/2027                                            $     775,000                 852,500
  9.375% due 01/16/2023                                                1,025,000                1,183,875
  9.625% due 02/08/2011                                                  250,000                 295,000
                                                                                            -------------
                                                                                                2,331,375

PERU - 0.71%
Republic of Peru
  4.50% due 03/07/2017                                                 2,100,000                1,963,500
  5.00% due 03/07/2017 (b)                                             1,056,000                1,009,853
  9.125% due 02/21/2012                                                2,500,000                2,912,500
  9.875% due 02/06/2015                                                  700,000                  857,500
                                                                                            -------------
                                                                                                6,743,353

PHILIPPINES - 0.62%
Republic of Philippines
   8.375% due 03/12/2009 (a)                                           2,450,000               2,575,563
   10.625% due 03/16/2025                                              3,075,000                3,282,562
                                                                                            -------------
                                                                                                5,858,125

RUSSIA - 3.42%
Russian Federation
  zero coupon, Step up to 5.00% on
     03/31/2007 due 03/31/2030                                        25,875,500               26,765,617
   11.00% due 07/24/2018                                               4,025,000                5,627,755
                                                                                            -------------

                                                                                               32,393,372
SOUTH AFRICA - 0.16%
Republic of South Africa 6.50%
  due 06/02/2014                                                       1,350,000                1,478,250

SWEDEN - 0.91%
Kingdom of Sweden
  4.00% due 12/01/2009                                           SEK  56,000,000                8,645,349

TURKEY - 0.89%
Republic of Turkey
  9.00% due 06/30/2011                                             $   1,600,000                1,828,000
  11.00% due 01/14/2013                                                2,375,000                3,022,187
  11.50% due 01/23/2012                                                  825,000                1,060,125
  11.875% due 01/15/2030                                               1,725,000                2,484,000
                                                                                            -------------
                                                                                                8,394,312

UKRAINE - 0.20%
Republic of Ukraine
 6.875% due 03/04/2011                                             $     900,000                  922,680
 7.65% due 06/11/2013                                                    875,000                  934,500
                                                                                            -------------
                                                                                                1,857,180

VENEZUELA - 1.09%
Republic of Venezuela
 5.375% due 08/07/2010                                                 4,400,000                4,136,000
 8.50% due 10/08/2014                                                  3,152,000                3,341,120
 10.75% due 09/19/2013                                                 2,400,000                2,874,000
                                                                                            -------------
                                                                                               10,351,120
                                                                                            -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $208,702,761)                                                                         $ 225,032,026
                                                                                            -------------
CORPORATE BONDS - 26.96%

ADVERTISING - 0.09%
RH Donnelley Finance Corp., Series I
 10.875% due 12/15/2012                                                  750,000                  890,625

AEROSPACE - 0.40%
Alliant Techsystems, Inc.
 8.50% due 05/15/2011                                                    550,000                  602,250
Argo Tech Corp.
 9.25% due 06/01/2011                                                    575,000                  631,062
DRS Technologies, Inc.
 6.875% due 11/01/2013                                                   600,000                  627,000
Sequa Corp.
 9.00% due 08/01/2009 (a)                                              1,175,000                1,324,813
Titan Corp.
 8.00% due 05/15/2011                                                    600,000                  639,000
                                                                                            -------------
                                                                                                3,824,125
AGRICULTURE - 0.06%
Pilgrim's Pride Corp.
 9.25% due 11/15/2013                                                    550,000                  616,000

AIR TRAVEL - 0.06%
Continental Airlines, Inc.
 6.541% due 09/15/2009                                                   364,404                  335,925
 7.25% due 11/0 1/2005                                                   275,000                  258,783
                                                                                            -------------
                                                                                                  594,708
ALUMINUM - 0.08%
IMCO Recycling Escrow, Inc.
 9.00% due 11/15/2014                                                    100,000                  104,000
IMCO Recycling, Inc.
 10.375% due 10/15/2010                                                  550,000                  624,250
                                                                                            -------------
                                                                                                  728,250
AMUSEMENT & THEME PARKS - 0.04%
Six Flags, Inc.
 9.625% due 06/01/2014 (a)                                               100,000                  100,500
 9.75% due 04/15/2013 (a)                                                250,000                  253,750
                                                                                            -------------
                                                                                                  354,250
APPAREL & TEXTILES - 0.15%
Collins & Aikman Floor Covering
 9.75% due 02/15/2010                                                    675,000                  725,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT            VALUE
                                                     ----------        ----------
CORPORATE BONDS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Levi Strauss & Company
   7.00% due 11/01/2006                              $  275,000        $  288,750
   11.625% due 01/15/2008 (a)                           200,000           210,000
   12.25% due 12/15/2012 (a)                            175,000           194,688
                                                                       ----------
                                                                        1,419,063
AUTO PARTS - 0.25%
Eagle-Picher, Inc.
   9.75% due 09/01/2013                                 600,000           600,000
Keystone Automotive Operations
   9.75% due 11/01/2013                                 375,000           401,250
Tenneco Automotive, Inc.
   8.625% due 11/15/2014                                700,000           728,000
TRW Automotive, Inc.
   9.375% due 02/15/2013                                535,000           620,600
                                                                       ----------
                                                                        2,349,850

AUTOMOBILES - 0.25%
DaimlerChrysler North America Holding
   4.05% due 06/04/2008 (a)                           2,400,000         2,395,046

BANKING - 1.08%
Bank of America Corp.
   4.25% due 10/01/2010                               3,875,000         3,865,065
Capital One Financial Corp.
   7.25% due 05/01/2006                               1,250,000         1,310,351
Independence Community Bank Corp.
   3.50% due 06/20/2013 (b)                           1,575,000         1,517,872
Standard Chartered Bank
   8.00% due 05/30/2031***                            2,770,000         3,525,531
                                                                       ----------
                                                                       10,218,819

BROADCASTING - 0.52%
Charter Communications Holdings
   zero coupon, Step up to 11.75% on
     01/15/2005 due 01/15/2010 (a)                      500,000           466,250
   zero coupon, Step up to 13.50% on
     01/15/2006 due 01/15/2011 (a)                      300,000           252,000
   zero coupon, Step up to 11.75% on
     05/15/2006 due 05/15/2011                        1,575,000         1,157,625
   8.625% due 04/01/2009 (a)                            100,000            86,750
   10.00% due 05/15/2011 (a)                            310,000           265,050
   10.25% due 01/15/2010                                500,000           438,750
   10.75% due 10/01/2009                                150,000           136,500
   12.125 due 01/15/2012                                250,000           170,000
CSC Holdings, Inc.
   10.50% due 05/15/2016                                175,000           198,625
Nextmedia Operating, Inc.
   10.75% due 07/01/2011                                450,000           504,000
Radio One, Inc.
   8.875% due 07/01/2011                                525,000           571,594
Young Broadcasting, Inc.
   10.00% due 03/01/2011 (a)                            675,000           720,562
                                                                       ----------
                                                                        4,967,706

BUILDING MATERIALS & CONSTRUCTION - 0.19%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
     03/01/2009 due 03/01/2014                        1,500,000         1,080,000
Brand Services, Inc.
   12.00% due 10/15/2012                                300,000           336,000
THL Buildco,Inc.
   8.50% due 09/01/2014                                 325,000           339,625
                                                                       ----------
                                                                        1,755,625

BUSINESS SERVICES - 0.37%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                               500,000           522,500
Conveo Corp.
   7.875% due 12/01/2013 (a)
Interep National Radio Sales, Inc.,                     475,000           441,750
   Series B, Class A
   10.00% due 07/01/2008 (a)                            350,000           263,812
Invensys PLC
   9.875% due 03/15/2011 (a)                            425,000           456,875
Iron Mountain, Inc.
   7.75% due 01/15/2015                                 350,000           355,250
   8.25% due 07/01/2011                                 350,000           360,937
   8.625% due 04/01/2013                                625,000           664,063
Sitel Corp.
   9.25% due 03/15/2006                                 405,000           409,050
                                                                       ----------
                                                                        3,474,237

CABLE AND TELEVISION - 0.85%
AOL Time Warner, Inc.
   7.625% due 04/15/2031                              2,050,000         2,480,010
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                                725,000           701,437
Cablevision Systems Corp.
   6.668% due 04/01/2009 (a)(b)                         925,000           980,500
   8.00% due 04/15/2012                                 425,000           453,688
Directv Holdings LLC
   8.375% due 03/15/2013                                725,000           812,906
Echostar DBS Corp.
   6.625% due 10/01/2014                              1,275,000         1,290,338
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013 (a)                             600,000           663,000
Mediacom Broadband LLC
   11.00% due 07/15/2013                                350,000           376,250
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013 (a)                             300,000           301,125

                                                                      -----------
                                                                        8,059,854
CELLULAR COMMUNICATIONS - 1.25%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                508,000           598,170
American Tower Corp.
   7.50% due 05/01/2012 (a)                             100,000           105,000
   9.375% due 02/01/2009 (a)                            177,000           187,177
American Tower Escrow Corp.
   zero coupon due 08/01/2008                           425,000           317,688
AT&T Broadband Corp.
   8.375% due 03/15/2013                              1,900,000         2,342,882
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                               1,750,000         2,359,548

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT            VALUE
                                              ------            -----
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Centennial Communications Corp.
   8.125 due 02/01/2014 (a)                 $   750,000      $   770,625
Crown Castle International Corp.
   7.50% due 12/01/2013 (a)                     425,000          456,875
   10.75% due 08/01/2011                        565,000          613,025
Nextel Communications, Inc.
   6.875% due 10/31/2013                        550,000          596,750
   7.375% due 08/01/2015                      1,275,000        1,402,500
SBA Telecommunication / SBA Communications
   Corp.
   zero coupon, Step up to 9.75% on
     12/15/2007 due 12/15/2011                  600,000          505,500
UbiquiTel Operating Company
   9.875% due 03/01/2011                        625,000          701,563
US Unwired, Inc., Series B
   10.00% due 06/15/2012                        550,000          620,125
Western Wireless Corp.
   9.25% due 07/15/2013                         200,000          217,500
                                                             -----------
                                                              11,794,928

CHEMICALS - 0.94%
Equistar Chemicals LP
   10.625% due 05/01/2011                       525,000          609,000
Ethyl Corp.
   8.875% due 05/01/2010                        550,000          607,750
FMC Corp.
   10.25% due 11/01/2009                        500,000          573,750
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                        575,000          684,250
Huntsman ICI Chemicals
   10.125% due 07/01/2009 (a)                   150,000          157,875
Huntsman International LLC
   9.875% due 03/01/2009                        550,000          603,625
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                        725,000          819,250
Lyondell Chemical Company
   11.125% due 07/15/2012 (a)                   575,000          682,812
Lyondell Chemical Company, Series B
   9.875% due 05/01/2007 (a)                     52,000           54,470
Methanex Corp.
   8.75% due 08/15/2012 (a)                     475,000          554,563
Millennium America, Inc.
   9.25% due 06/15/2008                       1,000,000        1,137,500
Rhodia SA
   7.625% due 06/01/2010 (a)                    725,000          726,813
UAP Holding Corp.
   zero coupon, Step up to 10.750% on
     01/15/2008 due 07/15/2012                  225,000          176,625
United Industries Corp.
   9.875% due 04/01/2009                      1,000,000        1,046,250
Westlake Chemical Corp.
   8.75% due 07/15/2011                         422,000          476,860
                                                             -----------
                                                               8,911,393

COMPUTERS & BUSINESS EQUIPMENT - 0.06%
Seagate Technology Holdings
   8.00% due 05/15/2009 (a)                     525,000          567,000

CONTAINERS & GLASS - 0.50%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                        675,000          722,250
Owens-Brockway
   7.75% due 05/15/2011                         550,000          595,375
Owens- Illinois, Inc., Series 2008
   7.35% due 05/15/2008                         825,000          866,250
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                      1,000,000        1,125,000
Pliant Corp.
   11.125%due 09/01/2009                         75,000           81,750
   13.00% due 06/01/2010 (a)                    275,000          266,750
Radnor Holdings, Inc.
   11.00% due 03/15/2010                        300,000          257,250
Stone Container Corp.
   8.375% due 07/01/2012                        100,000          109,000
Tekni-Plex, Inc.
   8.75%due 11/15/2013                          725,000          721,375
                                                             -----------
                                                               4,745,000

COSMETICS & TOILETRIES - 0.07%
Jafra Cosmetics International, Inc.
   10.75%due 05/15/2011                         600,000          678,000

CRUDE PETROLEUM & NATURAL GAS - 0.13%
Chesapeake Energy Corp.
   7.00% due 08/15/2014                         500,000          532,500
Plains Exploration & Production Company
   7.125% due 06/15/2014                        600,000          654,000
                                                             -----------
                                                               1,186,500

DOMESTIC OIL - 1.46%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                      1,200,000        1,359,068
Forest Oil Corp.
   8.00% due 12/15/2011                         825,000          942,563
Key Energy Services, Inc.
   8.375% due 03/01/2008                        550,000          576,125
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                         634,000          719,590
Pemex Project Funding Master Trust
   9.50% due 12/31/2027                       4,175,000        4,855,525
Precision Drilling Corp.
   5.625% due 06/01/2014                      2,150,000        2,238,767
Stone Energy Corp.
   8.25% due 12/15/2011                         750,000          810,000
Valero Energy Corp.
   4.75% due 06/15/2013 ***                   2,350,000        2,321,443
                                                             -----------
                                                              13,823,081

DRUGS & HEALTH CARE - 0.29%
aaiPharma, Inc.
  zero coupon, Step up to 11.50% on
   03/31/2005 due 04/01/2010 (a)                575,000          429,812
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                          50,000           47,250
Humana, Inc.
   6.30% due 08/01/2018                       2,225,000        2,282,085
                                                             -----------
                                                               2,759,147

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                   ----------    ----------
CORPORATE BONDS (CONTINUED)

ELECTRICAL EQUIPMENT - 0.13%
BRL Universal Equipment
  8.875% due 02/15/2008                            $  500,000    $  525,625
Wesco Distribution, Inc.
  9.125% due 06/01/2008                               650,000       669,500
                                                                 ----------
                                                                  1,195,125

ELECTRICAL UTILITIES - 1.50%
AES Corp.                                             575,000       623,875
  7.75% due 03/01/2014
Allegheny Energy Supply Company
  10.25% due 11/15/2007                               750,000       851,250
Appalachian Power Company
  5.95% due 05/15/2033 (a)                          2,600,000     2,626,902
Calpine Corp.
  8.50% due 07/15/2010 (a)                            925,000       793,187
  8.75% due 07/15/2013 (a)                            135,000       111,375
Calpine Generating Company LLC
  11.169% due 04/01/2011 (b)                          350,000       342,125
Edison Mission Energy
  9.875%due 04/15/2011 (a)                          1,125,000     1,333,125
Entergy Gulf States
  6.20% due 07/01/2033                              1,800,000     1,804,844
Mirant Americas Generation LLC
  8.30% due 05/01/2011 -                            1,000,000     1,057,500
  9.125% due 05/01/2031 -                             650,000       677,625
Pinnacle West Capital Corp.
  6.40% due 04/01/2006                              2,100,000     2,161,278
Reliant Resources, Inc.
  9.25% due 07/15/2010                                350,000       390,250
  9.50% due 07/15/2013                                650,000       738,563
The AES Corp.
  9.375% due 09/15/2010 (a)                           600,000       697,500
                                                                 ----------
                                                                 14,209,399

ELECTRONICS - 0.29%
L 3 Communications Corp.
  7.625% due 06/15/2012                             1,175,000     1,289,562
Motors & Gears, Inc., Series D
  10.75% due 11/15/2006                             1,000,000       977,500
Muzak LLC/Muzak Finance Corp.
  9.875% due 03/15/2009 (a)                           625,000       436,719
                                                                 ----------
                                                                  2,703,781

ENERGY - 0.49%
Duke Energy Company
  4.20% due 10/01/2008                              2,150,000     2,166,394
El Paso Energy
  7.375% due 12/15/2012 (a)                         1,200,000     1,215,000
NRG Energy, Inc.
  8.00% due 12/15/2013                              1,150,000     1,253,500
                                                                 ----------
                                                                  4,634,894

FINANCIAL SERVICES - 4.39%
Affinia Group, Inc.
  9.00% due 11/30/2014                                350,000       364,875
Aries Vermogensverwaltungs
  9.60% due 10/25/2014                              1,250,000     1,537,500
BCP Crystal US Holdings Corp.
  9.625% due 06/15/2014                               950,000     1,071,125
Borden U.S. Finance Corp./Nova Scotia Finance
  ULC
  9.00% due 07/15/2014                                225,000       249,750
Canwest Media, Inc.
  8.00% due 09/15/2012                                493,026       528,770
CIT Group, Inc.
  7.75% due 04/02/2012                              2,900,000     3,432,742
Corporacion Andina de Fomento
  6.875% due 03/15/2012 (a)                         2,000,000     2,247,578
Countrywide Home Loan
  4.00% due 03/22/2011                              3,500,000     3,402,910
Ford Motor Credit Company
  7.875% due 06/15/2010                             3,500,000     3,856,160
General Electric Capital Corp., MTN, Series A
  6.00% due 06/15/2012                              3,150,000     3,433,617
General Motors Acceptance Corp.
  6.875% due 09/15/2011                             3,225,000     3,304,957
Global Cash Access, LLC
  8.75% due 03/15/2012                                625,000       673,437
Household Finance Corp.
  6.375% due 11/27/2012                             3,125,000     3,452,759
International Lease Finance Corp.
  4.375% due 11/01/2009                             3,750,000     3,758,344
J.P. Morgan Chase & Company
  6.625% due 03/15/2012                             3,390,000     3,794,485
MBNA Corp.
  4.625% due 09/15/2008                             2,085,000     2,117,639
Morgan Stanley Dean Witter
  6.60% due 04/01/2012                              1,900,000     2,119,102
Sensus Metering Systems, Inc.
  8.625% due 12/15/2013                               750,000       768,750
Textron Financial Corp.
  2.75% due 06/01/2006                              1,300,000     1,284,384
Yell Finance BV
  zero coupon, Step up to 13.50% on
    08/01/2006 due 08/01/2011 (a)                     176,000       172,920
                                                                 ----------
                                                                 41,571,804

FOOD & BEVERAGES - 0.63%
Ahold Lease USA, Inc.
  7.82% due 01/02/2020                                141,859       153,917
Del Monte Corp.
  8.625% due 12/15/2012                               525,000       588,000
Doane Pet Care Company
  9.75% due 05/15/2007                                700,000       689,500
  10.75% due 03/01/2010                               125,000       133,750
Kraft Foods, Inc.
  5.625% due 11/01/2011                             3,200,000     3,388,614
Pinnacle Foods Holding Corp.
  8.25% due 12/01/2013                                600,000       571,500
United Agri Products, Inc.
  8.25% due 12/15/2011                                429,000       460,103
                                                                 ----------
                                                                  5,985,384

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                   ----------    ----------
CORPORATE BONDS (CONTINUED)

FOREST PRODUCTS - 0.03%
Ainsworth Lumber Company, Ltd.
  7.25% due 10/01/2012                             $  275,000    $  279,812

FURNITURE & FIXTURES - 0.10%
Sealy Mattress Company
  8.25% due 06/15/2014                                850,000       901,000

GAS & PIPELINE UTILITIES - 0.73%
Dynegy Holdings, Inc.
  6.875% due 04/01/2011 (a)                           375,000       360,937
  8.75% due 02/15/2012 (a)                            125,000       130,938
  9.875% due 07/15/2010                             1,425,000     1,592,438

El Paso Corp.
  7.875% due 06/15/2012 (a)                           425,000       444,656
United Utilities PLC
  4.55% due 06/19/2018***                           2,400,000     2,198,640
Williams Companies, Inc.
  7.625% due 07/15/2019                               100,000       110,000
  7.875% due 09/01/2021 (a)                           950,000     1,059,250
  8.75% due 03/15/2032                                875,000     1,005,156
                                                                 ----------
                                                                  6,902,015

HEALTHCARE PRODUCTS - 0.19%
Icon Health & Fitness
  11.25% due 04/01/2012                               450,000       378,000
Medical Device Manufacturing, Inc.
  10.00% due 07/15/2012                               650,000       700,375
VWR International, Inc.
  8.00% due 04/15/2014                                700,000       747,250
                                                                 ----------
                                                                  1,825,625

HEALTHCARE SERVICES - 0.79%
Ameripath, Inc.
  10.50% due 04/01/2013                               700,000       743,750
Extendicare Health Services, Inc.
  9.50% due 07/01/2010                                500,000       560,000
Insight Health Services Corp.
  9.875% due 11/01/2011 (a)                           150,000       151,500
Unitedhealth Group, Inc.
  4.125% due 08/15/2009 (a)                         3,375,000     3,372,776
WellPoint Health Networks, Inc.
  6.375% due 01/15/2012                             2,375,000     2,616,119
                                                                 ----------
                                                                  7,444,145

HOTELS & RESTAURANTS - 0.56%
Boyd Gaming, Corp.
  6.75% due 04/15/2014                                700,000       733,250
Carrols Corp.
  9.00% due 01/15/2013                                 50,000        51,750
Gaylord Entertainment Company
  6.75%due 11/15/2014                                 725,000       728,625
HMH Properties Inc., Series B
  7.875% due 08/01/2008                               197,000       202,417
John Q Hammons Hotels LP
  8.875% due 05/15/2012                               600,000       678,000
Kerzner International
  8.875%due 08/15/2011                                625,000       682,813
MGM Mirage, Inc.
  8.375% due 02/01/2011 (a)                            50,000        56,375
Park Place Entertainment Corp.
  8.125%due 05/15/2011 (a)                             25,000        28,875
  8.875% due 09/15/2008                                50,000        56,625
  9.375% due 02/15/2007                               650,000       716,625
Sbarro, Inc.
  11.00% due 09/15/2009 (a)                           725,000       732,250
Turning Stone Casino Resort
  9.125% due 12/15/2010                               250,000       270,625
Venetian Casino Resort LLC
  11.00% due 06/15/2010                               300,000       342,375
                                                                 ----------
                                                                  5,280,605

HOUSEHOLD APPLIANCES - 0.02%
Applica, Inc.
  10.00% due 07/31/2008 (a)                           184,000       183,080

HOUSEHOLD PRODUCTS - 0.15%
Resolution Performance Products, Inc.
  13.50% due 11/15/2010 (a)                           625,000       679,688
Simmons Bedding Company
  7.875% due 01/15/2014 (a)                           675,000       698,625
  10.00% due 12/15/2014                                25,000        15,250
                                                                 ----------
                                                                  1,393,563

INDUSTRIAL MACHINERY - 0.23%
Case New Holland, Inc.                                 75,000        83,438
  9.25% due 08/01/2011
Dresser Rand Group, Inc.
  7.375% due 11/01/2014                               150,000       153,000
Flowserve Corp.
  12.25% due 08/15/2010                               775,000       856,375
NMHG Holding Company
  10.00% due 05/15/2009                             1,000,000     1,105,000
                                                                 ----------
                                                                  2,197,813

INTERNATIONAL OIL - 0.42%
Nexen, Inc.
  5.05% due 11/20/2013                              2,175,000     2,159,990
Petronas Capital, Ltd.
  7.00% due 05/22/2012                              1,050,000     1,202,806
Vintage Petroleum, Inc.
  7.875% due 05/15/2011 (a)                           575,000       612,375
                                                                 ----------
                                                                  3,975,171

LEISURE TIME - 0.76%
AMF Bowling Worldwide, Inc.
  10.00% due 03/01/2010                               650,000       695,500
Choctaw Resort Development Enterprise
  7.25%due 11/15/2019                                 675,000       681,750
Cinemark, Inc.
  zero coupon, Step up to 9.75% on
     03/15/2009 due 03/15/2014 (a)                    925,000       698,375
Equinox Holdings, Inc.
  9.00% due 12/15/2009 (a)                            575,000       612,375
Herbst Gaming, Inc.
  8.125% due 06/01/2012                               625,000       668,750
Loews Cineplex Entertainment Corp.
  9.00% due 08/01/2014                                 50,000        54,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                   ----------    ----------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
MGM Mirage, Inc.
  6.75% due 09/01/2012                             $1,200,000    $1,263,000

Pinnacle Entertainment, Inc.
  8.25% due 03/15/2012                              1,000,000     1,062,500
Station Casinos, Inc.
  6.50% due 02/01/2014                              1,025,000     1,053,187
  6.875% due 03/01/2016                               350,000       364,438
                                                                 ----------
                                                                  7,154,000
MANUFACTURING - 0.26%
Blount, Inc.
  8.875% due 08/01/2012                               375,000       406,875
KI Holdings, Inc.
  zero coupon, Step up to 9.875% on
    11/15/2009 due 11/15/2014                       1,125,000       720,000
Park-Ohio Industries, Inc.
  8.375% due 11/15/2014                               725,000       725,000
Trinity Industries, Inc.
  6.50% due 03/15/2014                                625,000       625,000
                                                                 ----------
                                                                  2,476,875
MEDICAL-HOSPITALS - 0.55%
Community Health Systems, Inc.
  6.50% due 12/15/2012 (h)                            725,000       730,437
Genesis Healthcare Corp.
  8.00% due 10/15/2013                                425,000       461,125
HCA, Inc.
  6.375% due 01/15/2015                             1,450,000     1,455,871
IASIS Healthcare LLC
  8.75% due 06/15/2014                                850,000       926,500
Tenet Healthcare Corp.
6.50% due 06/01/2012                                  525,000       485,625
6.875% due 11/15/2031                                 325,000       277,063
7.375% due 02/01/2013 (a)                             350,000       339,500
9.875% due  07/01/2014                                125,000       136,250
Vicar Operating, Inc.
  9.875% due 12/01/2009                               375,000       410,625
                                                                 ----------
                                                                  5,222,996
METAL & METAL PRODUCTS - 0.31%
Mueller Group, Inc.
  10.00% due 05/01/2012                               500,000       545,000
Mueller Holdings, Inc.
  zero coupon, Step up to 14.75% on
    04/15/2009 due 04/15/2014                         125,000        85,625
WMC Finance USA, Ltd.
  5.125% due 05/15/2013                             2,350,000     2,343,213
                                                                 ----------
                                                                  2,973,838
MINING - 0.06%
Compass Minerals Group, Inc.
  10.00% due 08/15/2011                               500,000       562,500

OFFICE FURNISHINGS & SUPPLIES - 0.12%
Interace, Inc.
  7.30% due 04/01/2008                                375,000       383,438
Interface, Inc.
  9.50% due 02/01/2014 (a)                            250,000       272,500
Tempur-Pedic/Tempur Products
  10.25% due 08/15/2010                               423,000       486,450
                                                                 ----------
                                                                  1,142,388
PAPER - 0.86%
Abitibi-Consolidated, Inc.
  8.55% due 08/01/2010 (a)                            125,000       135,469
  8.85% due 08/01/2030                                450,000       452,250
Appleton Papers, Inc.
  8.125% due 06/15/2011                                25,000        26,937
Appleton Papers, Inc., Series B
  9.75% due 06/15/2014                                575,000       635,375
Bowater Canada Finance Corp.
  7.95% due 11/15/2011                                450,000       484,908
Bowater, Inc.
  6.50% due 06/15/2013 (a)                            275,000       275,039
Buckeye Technologies, Inc.
  8.00% due 10/15/2010 (a)                            500,000       500,000
  9.25% due 09/15/2008                                250,000       250,000
Domtar, Inc.
  5.375% due 12/01/2013 (a)                         2,335,000     2,311,785
Newark Group, Inc.
  9.75% due 03/15/2014                                575,000       612,375
Norske Skog Canada, Ltd.
  8.625% due 06/15/2011                               675,000       723,938
Smurfit Capital Funding PLC
  7.50% due 11/20/2025                                500,000       497,500
Smurfit-Stone Container
  8.25% due 10/01/2012                              1,125,000     1,226,250
                                                                 ----------
                                                                  8,131,826

PETROLEUM SERVICES - 0.05%
Hanover Compressor Company
  11.00% due 03/31/2007                               575,000       500,250

PHARMACEUTICALS - 0.30%
Athena Neurosciences, Inc.
  7.25% due 02/21/2008                                400,000       418,000
Wyeth
  5.25% due 03/15/2013                              2,300,000     2,390,443
                                                                 ----------
                                                                  2,808,443

PLASTICS - 0.11%
Applied Extrusion Technologies, Inc.
  10.75% due 07/01/2011 - (a)                         325,000       193,375
Berry Plastics Corp.
  10.75% due 07/15/2012                               775,000       887,375
                                                                 ----------
                                                                  1,080,750

POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
  9.25% due 06/01/2008 -                            1,000,000         1,250

PUBLISHING - 0.35%
Cadmus Communications Corp.
  8.375% due 06/15/2014                               650,000       707,687
CBD Media Holdings LLC
  9.25% due 07/15/2012                                650,000       668,687

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                   ----------    ----------
CORPORATE BONDS (CONTINUED)

PUBLISHING (CONTINUED)
Dex Media East LLC
  12.125% due 11/15/2012                           $  325,000    $  396,094
Dex Media West LLC
  8.50% due 08/15/2010                                375,000       417,188
  9.875% due 08/15/2013                               220,000       253,550
Dex Media, Inc.
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013 (a)                     500,000       391,875
Houghton Mifflin Company
  11.50% due 10/15/2013 (a)                           375,000       275,625
Mail-Well I Corp.
  9.625% due 03/15/2012                               175,000       192,063
                                                                 ----------
                                                                  3,302,769

RAILROADS & EQUIPMENT - 0.08%
Union Pacific Corp.
  5.404% due 07/02/2025                               700,000       715,799

REAL ESTATE - 0.43%
Boston Properties, Ltd., REIT
  6.25% due 01/15/2013                              2,150,000     2,332,619
Felcor Lodging LP, REIT
  9.00% due 06/01/2011 (a)                            550,000       622,875
Host Marriot LP, REIT
  8.375% due 02/15/2006                               100,000       104,500
Host Marriott LP, REIT
  7.125% due 11/01/2013                               375,000       400,781
Meristar Hospitality Corp., REIT
  9.125% due 01/15/2011 (a)                           275,000       297,000
Meristar Hospitality Operating Partnership
  LP, REIT
  10.50% due 06/15/2009                               325,000       354,250
                                                                 ----------
                                                                  4,112,025

RETAIL GROCERY - 0.16%
Safeway, Inc.
  7.25% due 02/01/2031 (a)                          1,345,000     1,541,666

RETAIL TRADE - 0.68%
Eye Care Centers of America, Inc.
  9.125% due 05/01/2008                               700,000       700,000
Finlay Fine Jewelry Corp.
  8.375% due 06/01/2012 (a)                           575,000       621,000
FTD, Inc.
  7.75% due 02/15/2014                                600,000       618,000
Home Interiors & Gifts, Inc.
  10.125% due 06/01/2008 (a)                        1,125,000       928,125
Jean Coutu Group, Inc.
  8.50% due 08/01/2014 (a)                            375,000       384,375
Limited Brands, Inc.
  6.95% due 03/01/2033                              2,050,000     2,230,119
PETCO Animal Supplies, Inc.
  10.75% due 11/01/2011                               450,000       526,500
Rite Aid Corp.
  11.25% due 07/01/2008                               425,000       461,125
                                                                 ----------
                                                                  6,469,244

SANITARY SERVICES - 0.14%
Allied Waste North America, Inc., Series B
  7.375% due 04/15/2014 (a)                           625,000       598,438
  8.875% due 04/01/2008 (a)                           325,000       347,750
  9.25% due 09/01/2012                                325,000       351,812
                                                                 ----------
                                                                  1,298,000

SEMICONDUCTORS - 0.08%
Amkor Technology, Inc.
  7.75% due 05/15/2013 (a)                            125,000       117,500
  9.25% due 02/15/2008 (a)                            150,000       153,375
  10.50% due 05/01/2009 (a)                           450,000       450,000
                                                                 ----------
                                                                    720,875

STEEL - 0.08%
AK Steel Corp.
  7.875% due 02/15/2009 (a)                           375,000       382,031
Ispat Inland ULC
  9.75% due 04/01/2014                                276,000       340,860
                                                                 ----------
                                                                    722,891
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.41%
American Tower Corp., Class A
  7.125% due 10/15/2012                               675,000       690,187
Insight Midwest LP/ Insight Capital, Inc.
  10.50% due 11/01/2010                               585,000       640,575
Insight Midwest LP/ Insight Capital, Inc.
  9.75% due 10/01/2009 (a)                             50,000        52,375
IPCS Escrow Company
  11.50% due 05/01/2012                               175,000       198,625
Lucent Technologies, Inc.
  6.45% due 03/15/2029 (a)                          1,525,000     1,380,125
PanAmSat Corp.
  9.00% due 08/15/2014                                300,000       334,500
SBA Communications Corp.
  8.50% due 12/01/2012                                175,000       178,500
Spectrasite, Inc.
  8.25% due 05/15/2010                                400,000       427,000
                                                                 ----------
                                                                  3,901,887
TELEPHONE - 1.16%
Qwest Corp.
  8.875% due 03/15/2012                               300,000       346,500
Qwest Services Corp.
  13.50% due 12/15/2010                             1,825,000     2,194,562
Sprint Capital Corp.
  6.90% due 05/01/2019                              2,150,000     2,405,184
Telecom Italia Capital SA
  4.00% due 01/15/2010                              2,300,000     2,255,122
Telefonica Europe BV
  7.35% due 09/15/2005                              3,650,000     3,758,004
                                                                 ----------
                                                                 10,959,372
TRANSPORTATION - 0.20%
Horizon Lines LLC
  9.00% due 11/01/2012                                300,000       322,500
Union Pacific Corp.
  3.625% due 06/01/2010                             1,675,000     1,611,841
                                                                 ----------
                                                                  1,934,341

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                 ------------    --------------
CORPORATE BONDS (CONTINUED)

TRUCKING & FREIGHT - 0.07%
Terex Corp.
  10.375% due 04/01/2011 (a)                       $  575,000    $      644,000
                                                                 --------------
TOTAL CORPORATE BONDS (Cost $244,188,435)                        $  255,174,408
                                                                 --------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.67%
Commercial Mortgage Asset Trust, Series
  1999-C1, Class C
  7.35% due 08/17/2013                              1,325,000         1,560,909
Commercial Mortgage Pass-Through
  Certificates, Series 2001-J2A, Class Al
  5.447% due 07/16/2034                             1,660,579         1,725,777
Commercial Mortgage Pass-Through
  Certificates, Series 2003-FL9, Class E
  3.402% due 11/15/2015 (b)                         1,438,539         1,442,552
Federal Home Loan Mortgage Corp., Series
  1106, Class K
  7.595% IO due 07/15/2006                             17,733               277
First Boston Mortgage Securities Corp. Strip,
  Series D, IO
  11.00% due 05/25/2017                               118,125            29,274
First Union National Bank Commercial
  Mortgage, Series 2000-C1, IO
  0.533% due 05/17/2032 (b)                        64,612,938         1,908,427
GMAC Commercial Mortgage Security,
  Inc.,Series 2002-FL1A, Class D
  5.14%due 01/11/2014 (b)                           1,006,421         1,003,804
Green Tree Financial Corp., Series 1997-6,
  Class A8
  7.07% due 09/15/2007                              4,424,131         4,700,448
Merit Securities Corp., Series 11PA, Class B2
  3.92% due 09/28/2032 (b)                          3,525,000         3,415,398
                                                                 --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,458,356)                                               $   15,786,866
                                                                 --------------

ASSET BACKED SECURITIES - 3.70%
Airplane Pass Through Trust, Series 1, Class D
  10.875% due 03/15/2019 - A                        1,481,550             7,408
Ameriquest Mortgage Securities, Inc., Series
  2004-R11, Class M5
  3.62% duel1/25/2034 (b)                           1,420,000         1,431,743
Amortizing Residential Collateral Trust,
  Series 2002-BC6, Class M2
  3.62% due 08/25/2032 (b)***                       2,700,000         2,715,022
Argent NIM Trust, Series 2004-WN8, Class A
  4.70% due 05/25/2009                              1,860,968         1,855,094
Asset Backed Securities Corp., Series
  2003-HE2, Class M2
  4.30% due 04/15/2033 (b)                          2,000,000         2,027,733
Bayview Financial Acquisition Trust, Series
  2001-CA, Class M3
  3.67% due 08/25/2036 (b)                          3,000,000         3,017,813
Bear Stearns Asset Backed Securities NIM,
  Series 2003-HE1N, Class N1
  6.50% due 01/25/2034                                506,011           507,777
Bear Stearns Asset Backed Securities NIM,
  Series 2004-FR1N, Class A1
  5.00% due 08/25/2034                                877,585           873,587
Bear Stearns Asset Backed Securities NIM,
  Series 2004-HE6N, Class A1
  5.25% due 08/25/2034                              1,232,814         1,229,690
Countrywide Asset-Backed Certificates, Series
  2004-5, Class M4
  3.67% due 06/25/2034 (b)                          1,900,000         1,900,029
Countrywide Asset-Backed Certificates, Series
  2004-5N, Class N1
  5.50% due 10/25/2035                              1,219,620         1,218,483
First Consumer Master Trust, Series 2001-A,
  Class A
  2.71% due 09/15/2008 (b)                          2,383,674         2,325,512
Independence II CDO, Ltd., Series 2A, Class C
  4.71% IO due 08/07/2036 (b)                         874,592            43,730
Metris Master Trust, Series 2001-2, Class B
  3.49% due 11/20/2009 (b)                          2,305,000         2,288,373
Mid State Trust, Series 6, Class A1
  7.34% due 07/01/2035                              3,952,427         4,284,624
Novastar Home Equity Loan, Series 2003-4,
  Class M2
  4.04% due 02/25/2034 (b)                            650,000           666,710
Novastar Home Equity Loan, Series 2004-1,
  Class M4
  3.39% due 02/25/2034 (b)                          1,430,000         1,426,777
Residential Asset Securities Corp., Series
  2002-KS2, Class MII2
  3.52% due 04/25/2032 (b)                          1,500,000         1,507,659
SAIL Net Interest Margin Notes, Series
  2003-13A, Class A
  6.75% due 11/27/2033                                224,032           223,001
SAIL Net Interest Margin Notes, Series
  2004-2A, Class A
  5.50% due 03/27/2034                              1,396,336         1,390,556
SAIL Net Interest Margin Notes, Series
  2004-4A, Class A
  5.00% due 04/27/2034                              1,192,854         1,197,932
SAIL Net Interest Margin Notes, Series
  2004-BN2A, Class A
  5.00% due 12/27/2034                              2,850,537         2,851,677
Varick Structured Asset Fund, Ltd., Series
  1A, Class B1
  3.54% due 11/01/2035 - (b)***                     2,000,000            20,000
                                                                 --------------
TOTAL ASSET BACKED SECURITIES
(Cost $37,597,012)                                               $   35,010,930
                                                                 --------------
SHORT TERM INVESTMENTS - 31.23%
Chariot Funding, LLC
  2.34% due 01/13/2005 ***                       $ 22,450,000    $   22,432,489
Chesham Finance LLC
  2.35% due 01/13/2005 ***                         21,398,000        21,381,238
DaimlerChrysler AG
  2.46% due 01/13/2005 ***                         11,215,000        11,205,804
Four Winds Funding Corp.
  2.46% due 01/13/2005 ***                         11,215,000        11,205,804

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)


                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                 ------------    --------------
SHORT TERM INVESTMENTS (CONTINUED)
  Galleon Capital LLC
  2.34% due 01/12/2005***                        $ 22,450,000    $   22,433,948
Hannover Funding Company
  2.36% due 01/13/2005***                          22,450,000        22,432,339
Market Street Funding Corp. Yrs 3&4
  2.34% due 01/13/2005 ***                         22,450,000        22,432,489
Mica Funding LLC
  2.35% due 01/12/2005                             17,824,000        17,811,202
State Street Navigator Securities Lending
  Prime Portfolio (c)                             127,896,461       127,896,614
Surrey Funding Corp.
  2.33% due 01/13/2005 ***                         14,847,000        14,835,469
Tasman Funding, Inc.
  2.35% due 01/13/2005                              1,566,000         1,564,773
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $295,632,170)                                            $  295,632,169
                                                                 --------------

REPURCHASE AGREEMENTS - 12.89%
Merrill Lynch Tri-Party Repurchase
  Agreement dated 12/31/2004 at 2.20%
  to be repurchased at $121,994,362 on
  01/03/2005, collateralized by
  $117,925,000 Federal Home Loan
  Mortgage Corporation, 7.00% due
  07/15/2005 (valued at $126,791,186,
  including interest) ***                        $121,972,000    $  121,972,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $121,972,000)                                              $  121,972,000
                                                                 --------------
TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
  COST $1,250,350,689) - 135.16%                                 $1,279,331,110
LIABILITIES IN EXCESS
  OF OTHER ASSETS - (35.16)%                                       (332,791,494)
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $  946,539,616
                                                                 ==============

STRATEGIC INCOME TRUST


                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                 ------------    --------------
COMMON STOCKS - 0.53%

MINING - 0.53%
Newmont Mining Corp.                                    1,500    $       66,615
Pan American Silver Corp. * (a)                         2,100            33,558
                                                                 --------------
                                                                        100,173
                                                                 --------------
TOTAL COMMON STOCKS (Cost $81,760)                               $      100,173
                                                                 --------------

U.S. TREASURY OBLIGATIONS - 9.32%

U.S. TREASURY BONDS - 4.70%
  8.125% due 08/15/2019                          $    350,000           477,723
  10.75% due 08/15/2005                               400,000           419,812
                                                                 --------------
                                                                        897,535
U.S. TREASURY NOTES - 4.62%
  2.75% due 07/31/2006                                375,000           373,784
  6.125% due 08/15/2007                               475,000           509,772
                                                                 --------------
                                                                        883,556
                                                                 ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,727,844)                                              $    1,781,091
                                                                 --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.90%
  FEDERAL HOME LOAN BANK - 1.96%
  3.20% due 11/29/2006                                375,000           374,556

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 1.32%
  3.80% due 06/28/2007                                250,000           252,083

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 1.62%
  3.25% due 06/28/2006                                310,000           309,895
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $940,478)                                                $      936,534
                                                                 --------------
FOREIGN GOVERNMENT OBLIGATIONS - 42.51%

AUSTRALIA - 2.23%
Commonwealth of Australia
  7.50% due 09/15/2009                         AUD    500,000           426,745

BRAZIL - 1.71%
Federal Republic of Brazil
  4.75% due 04/10/2007                         JPY 33,000,000           326,196

CANADA - 12.87%

Government of Canada
  5.50% due 06/01/2009                         CAD    670,000           599,163
  5.75% due 06/01/2029                                485,000           455,330
  6.00% due 06/01/2011                                475,000           439,190
  7.00% due 12/01/2006                                600,000           535,566
Province of Ontario
  5.00% due 03/08/2014                                250,000           214,573
  5.90% due 03/08/2006                                250,000           215,207
                                                                 --------------
                                                                      2,459,029
COLOMBIA - 3.74%
Republic of Colombia
  10.00% due 01/23/2012 (a)                      $    120,000           138,600
  10.375% due 01/28/2033                              200,000           231,000
  11.50% due 05/31/2011                        EUR     70,000           119,633
  11.75% due 02/25/2020 (a)                      $    175,000           224,875
                                                                 --------------
                                                                        714,108

GERMANY - 1.96%
Federal Republic of Germany
  5.00% due 07/04/2012                         EUR    250,000           373,509

IRELAND - 1.84%
Republic of Ireland
  5.00% due 04/18/2013                                235,000           352,241

ITALY - 2.85%
Republic of Italy
  4.75% due 02/01/2013                                175,000           256,543

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------    --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

ITALY (CONTINUED)
Republic of Italy (continued)
  6.00% due 05/01/2031                         EUR    170,000    $      288,237
                                                                 --------------
                                                                        544,780
JAPAN - 0.51%
Government of Japan
  0.10% due 10/20/2005                         JPY 10,000,000            97,401

MEXICO - 2.78%
Government of Mexico
  6.375% due 01/16/2013                          $    200,000           213,000
  8.375% due 01/14/2011                               270,000           317,115
                                                                 --------------
                                                                        530,115

NEW ZEALAND - 1.18%
Government of New Zealand
  6.00% due 11/15/2011                         NZD    315,000           226,262

PANAMA - 2.69%
Republic of Panama
  7.25% due 03/15/2015                           $    200,000           208,000
  9.375% due 01/16/2023                               265,000           306,075
                                                                 --------------
                                                                        514,075
PERU - 1.15%
Republic of Peru
  8.75% due 11/21/2033                                150,000           162,750
  9.125% due 01/15/2008 (b)                            50,000            56,875
                                                                 --------------
                                                                        219,625

PHILIPPINES - 1.43%
Republic of Philippines
  9.125% due 02/22/2010                        EUR    155,000           224,511
Republic of Philippines
  3.20% due 08/02/2005                         JPY  5,000,000            48,769
                                                                 --------------
                                                                        273,280

SPAIN - 2.73%
Government of Spain
  5.00% due 07/30/2012                         EUR    350,000           521,887

VENEZUELA - 2.84%
Republic of Venezuela
  5.375% due 08/07/2010                          $    100,000            94,000
  8.50% due 10/08/2014 (a)                             50,000            53,000
  11.00% due 03/05/2008                        EUR    250,000           395,957
                                                                 --------------
                                                                        542,957
                                                                 --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $7,218,763)                                                $    8,122,210
                                                                 --------------
CORPORATE BONDS - 11.34%

BROADCASTING - 1.08%
Allbritton Communications Company
  7.75% due 12/15/2012                           $    100,000           103,500
CCO Holdings, LLC
  8.75% due 11/15/2013                                100,000           103,250
                                                                 --------------
                                                                        206,750

CABLE AND TELEVISION - 2.79%
Cablevision Systems Corp.
  8.00% due 04/15/2012                           $    100,000           106,750
Paxson Communications Corp.
  10.75% due 07/15/2008 (a)                           100,000           105,000
Rogers Cable, Inc.
  7.25% due 12/15/2011                         CAD    250,000           214,290
Sinclair Broadcast Group, Inc.
  8.00% due 03/15/2012                           $    100,000           106,250
                                                                 --------------
                                                                        532,290

CELLULAR COMMUNICATIONS - 0.58%
Nextel Communications, Inc.
  7.375% due 08/01/2015                               100,000           110,000

CONTAINERS & GLASS - 1.15%
Owens Brockway Glass Container
  8.25% due 05/15/2013                                100,000           110,000
Stone Container Corp.
  8.375% due 07/01/2012                               100,000           109,000
                                                                 --------------
                                                                        219,000

FINANCIAL SERVICES - 1.25%
Pemex Project Funding Master Trust
  9.125% due 10/13/2010                               200,000           239,800

INDUSTRIAL MACHINERY - 0.57%
Manitowoc, Inc.
  7.125% due 11/01/2013                               100,000           108,250

LEISURE TIME - 3.28%
Mohegan Tribal Gaming Authority
  6.375% due 07/15/2009                               100,000           102,750
  7.125% due 08/15/2014                               300,000           315,750
Seneca Gaming Corp.
  7.25% due 05/01/2012                                100,000           105,250
Waterford Gaming, LLC
  8.625% due 09/15/2012                                96,000           102,720
                                                                 --------------
                                                                        626,470

POLLUTION CONTROL - 0.52%
Waste Services, Inc.
  9.50% due 04/15/2014                                100,000            99,500

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.12%
  Innova S De R.L.
  12.875% due 04/01/2007                               23,467            23,525
                                                                 --------------
TOTAL CORPORATE BONDS (Cost $2,097,635)                          $    2,165,585
                                                                 --------------

SHORT TERM INVESTMENTS - 32.31%
Federal Home Loan Bank Discount Notes
  zero coupon due 01/03/2005                     $  5,600,000    $    5,599,689
State Street Navigator Securities Lending
  Prime Portfolio (c)                                 572,703           572,703
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $6,172,392)                                                $    6,172,392
                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (STRATEGIC INCOME TRUST)
  (COST $18,238,872) - 100.91%                                        $ 19,277,985
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.91)%                           (173,104)
                                                                      ------------
 TOTAL NET ASSETS - 100.00%                                           $ 19,104,881
                                                                      ============

GLOBAL BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                       ------------   ----------
PREFERRED STOCKS - 0.92%

UNITED STATES - 0.92%
DG Funding Trust *                                              236   $  2,525,200
Federal National Mortgage Association * ***                  86,740      4,911,652
                                                                      ------------
                                                                         7,436,852
                                                                      ------------
TOTAL PREFERRED STOCKS (Cost $ 6,838,600)                             $  7,436,852
                                                                      ------------

U.S. TREASURY OBLIGATIONS - 8.53%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 3.47%
  0.875% due 04/15/2010 ***                            $  4,701,128      4,655,400
  2.00% due 01/15/2014 to 07/15/2014 ***                  2,544,068      2,628,152
  3.00% due 07/15/2012 ***                                9,340,144     10,422,648
  3.50% due 01/15/2011 ***                                4,056,939      4,607,478
  4.25% due 01/15/2010 ***                                4,877,361      5,657,548
                                                                      ------------
                                                                        27,971,226

U.S. Treasury Bonds - 4.06%
  7.50% due 11/15/2016 ***                                6,150,000      7,859,269
  7.875% due 02/15/2021 ***                               4,000,000      5,404,376
  8.125% due 08/15/2019 ***                               6,400,000      8,735,501
  8.875% due 02/15/2019 ***                               7,500,000     10,789,748
                                                                      ------------
                                                                        32,788,894

U.S. Treasury Notes - 0.04%
  4.875% due 02/15/2012 ***                                 300,000        317,086

U.S. Treasury Strips - 0.96%
  zero coupon PO due 05/15/2017 to
    02/15/2019                                           14,800,000      7,720,901
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $ 68,521,415)                                                   $ 68,798,107
                                                                      ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.57%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.00%
  5.50% due 07/15/2031 ***                                   38,312         38,533

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.92%
  2.767% due 03/25/2044 (b)***                            2,257,527      2,257,682
  2.817% due 09/25/2032 (b)***                              185,919        186,262
  5.00% due 12/01/2034 ***                                1,899,878      1,945,467
  5.50% TBA **                                            3,000,000      3,045,000
                                                                      ------------
                                                                         7,434,411

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.13%
  3.25% due 01/20/2030 (b)***                               168,041        170,146
  3.375% due 02/20/2024 to
    06/20/2030 (b)***                                       605,299        616,045
  4.625% due 11/20/2023 to
    10/20/2026 (b)***                                       272,019        277,985
                                                                      ------------
                                                                         1,064,176

SMALL BUSINESS ADMINISTRATION - 0.31%
  7.22% due 11/01/2020 ***                                  343,623        380,014
  4.12% due 03/10/2014 ***                                1,591,069      1,541,159
  6.64% due 02/10/2011 ***                                  512,070        542,788
                                                                      ------------
                                                                         2,463,961

TENNESSE VALLEY AUTHORITY - 0.21%
  4.875% due 12/15/2016 ***                               1,600,000      1,684,790
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $ 12,592,102)                                                   $ 12,685,871
                                                                      ------------

FOREIGN GOVERNMENT OBLIGATIONS - 40.50%

AUSTRALIA - 0.10%
Australian Commonwealth
  4.00% due 08/20/2010                          AUD         700,000        789,950

AUSTRIA - 0.76%
Republic of Austria
  5.25% due 01/04/2011 ***                      EUR       2,900,000      4,360,580
  5.50% due 01/15/2010 ***                                1,200,000      1,806,082
                                                                      ------------
                                                                         6,166,662

BELGIUM - 0.17%
Kingdom of Belgium
  6.25% due 03/28/2007 ***                                  100,000        146,132
  7.50% due 07/29/2008 ***                                  800,000      1,251,851
                                                                      ------------
                                                                         1,397,983

BRAZIL - 0.90%
Federal Republic of Brazil
  3.062% due 04/15/2006 (b)***                               98,880         98,999
  3.125% due 04/15/2009 (b)***                            1,195,476      1,181,488
  8.25% due 01/20/2034 ***                                4,700,000      4,575,450
  10.50% due 07/14/2014 ***                               1,200,000      1,422,000
                                                                      ------------
                                                                         7,277,937

CANADA - 0.95%
Government of Canada
  5.50% due 06/01/2009 to
    06/01/2010 ***                              CAD       7,700,000      6,912,609
  6.00% due 06/01/2008 to 06/01/2011 ***                    800,000        725,376
                                                                      ------------
                                                                         7,637,985

FRANCE - 2.80%
Republic of France
  3.00% due 07/12/2008 ***                      EUR       4,000,000      5,449,076
  4.00% due 04/25/2009 ***                                  140,000        197,528
  4.50% due 07/12/2006 ***                                5,200,000      7,262,505
  5.00% due 01/12/2006 ***                                1,300,000      1,808,430
  5.50% due 04/25/2010 ***                                5,190,000      7,845,555
                                                                      ------------
                                                                        22,563,094

GERMANY - 21.18%
Federal Republic of Germany
  3.50% due 10/09/2009                                    1,800,000      2,482,348
  3.75% due 07/04/2013 ***                               17,000,000     23,365,576
  4.25% due 01/04/2014 ***                               12,300,000     17,468,519
  4.50% due 07/04/2009 to 01/04/2013 ***                 11,050,000     15,906,485
  5.00% due 01/04/2012 to 07/04/2012 ***                  9,800,000     14,628,203

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -------------   ----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

GERMANY (CONTINUED)
Federal Republic of Germany (continued)
  5.25% due 07/04/2010 to
     01/04/2011 ***                             EUR      25,800,000   $  38,669,873
  5.375% due 01/04/2010 ***                               1,500,000       2,245,206
  5.625% due 01/04/2028 ***                              12,300,000      20,023,340
  6.25% due 01/04/2030 ***                                4,300,000       7,581,550
  6.50% due 07/04/2027 ***                               15,860,000      28,540,490
                                                                      -------------
                                                                        170,911,590
ITALY - 0.31%
Republic of Italy
  4.25% due 11/01/2009                                      140,000         199,689
  5.50% due 11/01/2010                                      560,000         849,026
  7.75% due 11/01/2006                                    1,000,000       1,481,495
                                                                      -------------
                                                                          2,530,210

JAPAN - 4.16%
Government of Japan
  0.30% due 12/20/2007 ***                      JPY     560,000,000       5,459,877
  0.70% due 09/20/2008 ***                              130,000,000       1,279,576
  1.40% due 09/20/2011 ***                              950,000,000       9,539,931
  1.60% due 09/20/2013 ***                            1,350,000,000      13,508,594
  2.30% due 05/20/2030 ***                              200,000,000       1,952,598
  2.40% due 06/20/2024 ***                              178,000,000       1,839,494
                                                                      -------------
                                                                         33,580,070

MEXICO - 0.23%
Government of Mexico
  5.875% due 01/15/2014 ***                         $     1,500,000       1,536,750
  6.75% due 06/06/2006 ***                      JPY      28,000,000         296,681
                                                                      -------------
                                                                          1,833,431

NETHERLANDS - 0.02%
Kingdom of Netherlands
  5.00% due 07/15/2011 ***                      EUR         100,000         149,111

PANAMA - 0.12%
Republic of Panama
  7.25% due 03/15/2015 ***                          $       900,000         936,000

PERU - 0.13%
Republic of Peru
  9.125% due 01/15/2008 (b)***                              900,000       1,023,740

RUSSIA - 0.70%
Russian Federation
  8.25% due 03/31/2010 ***                                1,800,000       1,996,740
  8.75% due 07/24/2005 ***                                2,100,000       2,157,540
  9.375% due 03/31/2005 ***                     EUR         100,000          70,210
  10.00% due 06/26/2007 ***                         $     1,300,000       1,469,130
                                                                      -------------
                                                                          5,693,620

SOUTH AFRICA-0.11%
Republic of South Africa
  8.375% due 10/17/2006 ***                                 210,000         227,325

Republic of South Africa
  6.50% due 06/02/2014 ***                                  600,000         657,000
                                                                      -------------
                                                                            884,325

SPAIN - 0.53%
Kingdom of Spain
  5.15% due 07/30/2009 ***                      EUR       2,910,000       4,298,671

UNITED KINGDOM - 7.33%
United Kingdom Treasury
  4.00% due 03/07/2009                          GBP       4,570,000       8,592,155
  4.75% due 09/07/2015                                    4,500,000       8,757,017
  5.00% due 03/07/2008                                   12,600,000      24,516,268
  5.00% due 03/07/2012 ***                                5,100,000      10,059,066
  7.25% due 12/07/2007 ***                                  550,000       1,133,272
  8.00% due 09/27/2013 ***                                2,540,000       6,069,144
                                                                      -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS                                     59,126,922
                                                                      -------------
(Cost $292,640,614)                                                   $ 326,801,311
                                                                      -------------

CORPORATE BONDS - 5.43%

AUSTRALIA - 0.61%
Queensland Treasury Corp.
  6.50% due 06/14/2005 ***                      AUD       6,300,000       4,941,578

CANADA - 0.04%
Rogers Cablesystems, Ltd.
  10.00% due 03/15/2005 ***                         $       300,000         304,125

CAYMAN ISLANDS - 0.22%
Pylon, Ltd., Class B Catastrophe Bond
  6.075% due 12/29/2008 (b)                     EUR          600,00         844,546
Residential Reinsurance Ltd., Series 2002
  7.30% due 12/01/2005 (b)                          $        300,00         303,270
Vita Capital, Ltd., 2003-1
  3.355% due 01/01/2007 (b)                                  600,00         601,704
                                                                      -------------
                                                                          1,749,520

DENMARK - 0.04%
Nykredit
  6.00% due 10/01/2029 ***                      DKK       1,628,708         306,755
Unikredit Realred
  6.00% due 07/01/2029 ***                                  318,790          60,042
                                                                      -------------
                                                                            366,797

FRANCE - 0.09%
Axa, SA
  3.75% due 01/01/2017 ***                      EUR         231,700         694,364

GERMANY - 0.09%
Landesbank Baden Wurttemberg
  5.50% due 04/02/2017 ***                                  200,000         287,459
Lbank Rheinland Pfalz Giro
  4.75% due 04/04/2008 ***                                  330,000         473,524
                                                                      -------------
                                                                            760,983

ITALY - 0.38%
Findomestic
  2.475% due 12/20/2008 (b)***                            2,100,000       2,848,226
Italian Auto Transaction SPA, Series 1,
  Class A
  2.429% due 07/12/2008 (b)***                              167,906         277,704
                                                                      -------------
                                                                          3,075,930

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                      -------------   ----------
CORPORATE BONDS (CONTINUED)

NETHERLANDS - 0.25%
Delphinus
  2.425% due 04/25/2093 (b)***                  EUR       1,500,000   $  2,041,109

SPAIN - 0.07%
Hipotebansa V Hipotecaria, Series A
  2.147% due 01/18/2018 (b)***                              412,943        540,330


SWEDEN-0.11%
Swedbank ForeningsSparbanken
  3.07% due 12/11/2011 (b)***                     $         900,000        900,914

TUNISIE - 0.09%
Banque Centrale deTunisie
  7.375% due 04/25/2012 ***                                 600,000        690,030

UNITED KINGDOM - 0.19%
Lloyds TSB Bank PLC
  5.625% due 07/15/2049 (b)***                  EUR       1,020,000      1,503,249

UNITED STATES - 3.25%
CIT GROUP, INC.
  3.63% due 01/31/2005 (b)***                     $         700,000        700,547
DaimlerChrysler NA Holding Corp., MTN Series D
  2.94% due 09/10/2007 (b)***                             3,800,000      3,812,449
Ford Motor Credit Company
  3.24% due 11/16/2006 (b)***                               900,000        898,897
  7.50% due 03/15/2005 ***                                1,970,000      1,986,826
  7.60% due 08/01/2005 ***                                  700,000        716,337
Fuji (Mizuho) JGB Investment, LLC
  9.87% due 06/30/2049 (b)***                               260,000        304,161
General Motors Acceptance Corp.
  3.328% due 10/20/2005 (b)***                              400,000        401,474
General Motors Acceptance Corp., MTN
  3.185% due 05/18/2006 (b)***                            3,400,000      3,379,974
Harrahs Operating, Inc.
  7.875% due 12/15/2005 ***                                 100,000        104,000
J. P. Morgan & Company, Inc., MTN Series A
  5.3418% due 02/15/2012 (b)***                             360,000        381,265
KFW International Finance, Inc.
  5.75% due 01/15/2008***                                 5,500,000      5,843,536
MetLife, Inc.
  3.911%due 05/15/2005 ***                                  200,000        200,892
MGM Mirage, Inc.
  6.95% due 02/01/2005 ***                                1,000,000      1,002,500
Mizuho Preferred Capital Company, LLC
  8.79% due 12/29/2049 (b)***                               100,000        113,264
Nextel Communications, Inc.
  5.25% due 01/15/2010***                                   700,000        716,625
Pacific Gas & Electric Company
  2.72% due 04/03/2006 (b)***                             1,038,000      1,038,853
Park Place Entertainment Corp.
  7.875% due 12/15/2005 ***                                 100,000        103,750
Sprint Capital Corp.
  7.90% due 03/15/2005 ***                                3,060,000      3,093,112
UFJ Finance Aruba AEC
  6.75% due 07/15/2013 ***                                  120,000        133,725
Verizon Wireless Capital LLC
  2.415% due 05/23/2005 (b)***                            1,300,000      1,299,653
                                                                      ------------
                                                                        26,231,840
                                                                      ------------
TOTAL CORPORATE BONDS (Cost $39,290,326)                              $ 43,800,769
                                                                      ------------

MUNICIPAL BONDS - 0.81%

CALIFORNIA - 0.33%
California Infrastructure & Economic
  Development Bank Revenue
  5.00% due 07/01/2036 ***                                  535,000        549,274
Golden State Tobacco Securitization Corp.,
  California, Series 2003-A-1
  6.25% due 06/01/2033 ***                                1,000,000      1,000,580
Long Beach California Community College
  District, Series A
  5.00% due 05/01/2028 ***                                  100,000        103,296
Los Angeles California Wastewater Systems
  Revenue, Series A
  5.00% due 06/01/2027 to 06/01/2032 ***                    800,000        823,906
Los Angeles County California Sanitation
  District
  5.00% due 10/01/2011 ***                                  100,000        111,843
Metropolitan Water District Southern
  California Waterworks Revenue
  5.00% due 10/01/2036 ***                                   45,000         46,378
Sacramento County California Public Financing
  Authority Tax Allocation Revenue
  4.75% due 12/01/2033 ***                                   55,000         54,826
                                                                      ------------
                                                                         2,690,103

CONNECTICUT - 0.02%
Connecticut State, Series C
  5.50% due 12/15/2013 ***                                  100,000        115,285

GEORGIA - 0.04%
De Kalb County Georgia Water & Sewage
  Revenue, Series A
  5.00% due 10/01/2035  ***                                 300,000        308,100

ILLINOIS - 0.03%
Chicago Illinois Board of Education
  5.00% due 12/01/2031 ***                                  100,000        101,809
Chicago Illinois Water Revenue
  5.00% due 11/01/2026 ***                                  100,000        111,225
                                                                      ------------
                                                                           213,034

KENTUCKY-0.01%
Louisville & Jefferson Kentucky Sewer,
  Series A
  5.00% due 05/15/2036 ***                                  100,000        102,413

LOUISIANA - 0.06%
Louisiana State, Series 2003A
  5.00% due 05/01/2014 ***                                  400,000        440,384

MARYLAND - 0.04%
Maryland State Health & Higher Education,
  Series B
  5.00% due 07/01/2041 ***                                  100,000        101,664

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -------------   ----------
MUNICIPAL BONDS (CONTINUED)

MARYLAND (CONTINUED)
Washington Suburban San District Maryland
  5.25% due 06/01/2010 ***                            $     200,000   $    224,250
                                                                      ------------
                                                                           325,914

MICHIGAN-0.01%
Michigan State Building Authority Revenue,
  Series 1
  5.25% due 10/15/2013 ***                                  100,000        112,951

NEW JERSEY-0.01%
New Jersey State Transportation Trust Fund
  Authority, Series C
  5.00% due 06/15/2010***                                   100,000        109,237

NEW YORK - 0.22%
New York, New York City Transitional
  Financial Authority
  5.00% due 02/01/2028 to 02/01/2033 ***                    550,000        564,173
  5.25% due 08/01/2011 ***                                  400,000        448,748
Tobacco Settlement Financing Corp.
  5.25% due 06/01/2013 ***                                  700,000        749,826
                                                                      ------------
                                                                         1,762,747

TEXAS - 0.03%
Harris County Texas
  5.00% due 08/01/2033 ***                                  200,000        202,212
Lower Colorado River Authority
  5.00% due 05/15/2028***                                    30,000         30,761
                                                                      ------------
                                                                           232,973

WASHINGTON - 0.01%
Seattle Washington Water Systems Revenue
  5.00% due 09/01/2033 ***                                  100,000        101,895
                                                                      ------------
TOTAL MUNICIPAL BONDS (Cost $6,418,042)                               $  6,515,036
                                                                      ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.51%

AUSTRALIA - 0.07%
Crusade Global Trust, Series 1999-1, Class A2
  2.606% due 05/15/2021 (b)***                              327,885        328,092
Homeside Mortgage Securities, Series 2001-1,
  Class A
  2.27% due 01/20/202 (b)***                                 91,674         90,700
Torrens Trust, Series 2000-1GA, Class A
  2.662% due 07/15/2031 (b)***                              119,195        119,239
                                                                      ------------
                                                                           538,031

CAYMAN ISLANDS - 0.01%
SHL Corp., Ltd., Series 1999-1 A, Class A2
  0.751% due 12/25/2024 (b)***                  JPY       9,280,480         90,887

IRELAND - 0.74%
Emerald Mortgages PLC. Series 2, Class A
  2.428% due 04/30/2028 (b)***                  EUR         592,126        804,206
Lusitano Motgages PLC, Series 1, Class A
  2.454% due 12/15/2035 (b)***                              747,426      1,014,522
Paris Residential Funding PLC, Series 1 A,
  Class A
  2.525% due 07/25/2011 (b)***                            3,057,102      4,132,957
                                                                      ------------
                                                                         5,951,685


ITALY - 1.14%
Seashell Securities PLC, Series S, Class A
  2.445% due 10/25/2028 (b)***                  EUR       1,017,008      1,346,989
Siena Mortgages, Series 2003-4, Class A2
  2.405% due 12/16/2038 (b)***                            5,900,000      7,854,255
                                                                      ------------
                                                                         9,201,244

NETHERLANDS - 1.79%
Atomium Mortgage Finance BV, Series 2003-1, Class A
  2.384% due 04/18/2009 (b)***                            2,405,646      3,266,191
Delphinus BV, Series 2001-11, Class A1
  2.466%due 11/28/2031 (b)***                             2,500,000      3,403,879
Delphinus BV, Series 2002-1, Class A1
  2.395% due 04/25/2092 (b)***                              500,000        679,219
Dutch MBS BV, Series X, Class B
  2.43% due 10/02/2079 (b)***                             1,000,000      1,360,892
Dutch MBS BV, Series XI, Class A1
  2.393% due 11/02/2035 (b)***                              786,840      1,068,640
Dutch Mortgage Portfolio Loans, B.V.,
  Series III, Class A
  2.426% due 11/20/2035 (b)***                            2,694,673      3,667,158
Holland Euro-Denominated Mortgage Backed
  Seies, Series 2, Class A
  2.417% due 04/18/2012 (b)***                              769,029      1,042,076
                                                                      ------------
                                                                        14,488,055

UNITED KINGDOM - 0.82%
Bauhaus Securities Ltd., Series 1, Class A2
  2.466% due 10/30/2052 (b)***                            1,123,312      1,522,148
Dolerite Funding PLC, Series 1, Class A
  2.01% due 08/20/2032 (b)***                         $     317,170        316,980
Haus, Ltd.,Series 2000-1A, Class A2,
  3.26% due 12/10/2037 (b)***                             1,340,441      1,329,729
Holmes Financing PLC, Series 6, Class 3A
  2.388% due 10/15/2009 (b)***                  EUR         800,000      1,086,544
Holmes Financing, Series 1, Class 3A2
  2.408% due 07/25/2010 (b)***                  GBP       1,400,000      1,903,057
Ocwen Mortgage Loans, Series 4, Class A
  2.718% due 12/15/2031 (b)***                  EUR          53,587         72,562
RMAC, Series 1999-NS2, Class A
  5.26% due 09/12/2041 (b) ***                  GBP          29,446         55,551
SRM Investment Limited, Series 3, Class A
  2.396% due 08/26/2034 (b)***                  EUR         277,800        377,332
                                                                      ------------
                                                                         6,663,903

UNITED STATES - 4.94%
Ameriquest Mortgage Securities, Inc., Series
  2004-R3, Class A2
  2.527% due 05/25/2034 (b)***                        $     894,060        894,077
Banc of America Large Loan, Inc., Series
  2003-BBA2, Class A2
  2.602% due 11/15/2015 (b)***                            1,700,000      1,701,888
Bear Stearns ARM Trust, Series 2002-5, Class 5A
  5.937% due 06/25/2032 (b)***                               32,953         33,414

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                   -----------     -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2004-ESA,
   Class A1
   2.617% due 05/14/2016 (b)***                    $ 3,000,000     $ 3,002,085
Citifinancial Mortgage Securities, Inc.,
   Series 2003-2, Class AV2 2.73%
   due 05/25/2033 (b)***                               772,139         773,133
Commercial Mortgage Pass-Through Certificate,
   Series 2003-FL9, Class A1
   2.582% due 11/15/2015 (b)***                        873,432         873,817
 Countrywide Alternative Loan Trust, Series
   2004- J4, Class 1A1
   2.567% due 06/25/2034 (b)***                        258,943         258,937
Countrywide Home Loans, Series 2002-HYB2,
   Class 6A1 4.972% due 09/19/2032 (b)***               45,413          45,501
Countrywide Home Loans, Series 2004-12,
   Class 14A2
   2.697% due 08/25/2034 (b)***                      2,580,542       2,573,447
Countrywide Home Loans, Series 2004-25,
   Class 1A1
   2.747% due 02/25/2035 (b)***                      1,800,000       1,800,000
Countrywide Home Loans, Series 2004-25,
   Class 2A1
   2.757% due 02/25/2035 (b)***                      1,900,000       1,899,406
Countrywide Home Loans, Series 2005-2,
   Class 2A1 zero coupon due 01/3 1/2035               800,000         800,000
Countrywide Mortgage Backed Securities, Inc.,
   Series 2004-7, Class 5A2
   2.687% due 04/25/2034 (b)***                      2,078,007       2,060,772
Credit Suisse First Boston Mortgage
   Securities Corp., Series
   2002-AR13, Class 3A
   5.737% due 05/25/2032 (b)***                         39,877          40,288
Credit Suisse First Boston Mortgage
   Securities Corp., Series
   2002-P2, Class A
   2.468% due 03/25/2032 (b)***                        167,346         166,981
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2003-8,
   Class 5A1
   6.50% due 04/25/2033***                             449,057         457,257
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 2002-P3A, Class A1
   2.695% due 08/25/2033 (b)***                        416,381         413,211
Credit Suisse First Boston Mortgage,
   Series 2004-CF1, Class A1
   2.747% due 03/25/2034 (b)***                      1,161,505       1,161,526
Credit Suisse First Boston Mortgage, Series
   2004-TFL1, Class A1
   2.522% due 02/15/2014 (b)***                      2,497,278       2,499,084
   Fieldstone Mortgage Investment
   Corp., Series 2004-1, Class 2A
   2.707% due 01/25/2035 (b)***                        344,291         344,473
First Alliance Mortgage Loan, Series 1997-4,
   Class A3
   2.64% due 12/20/2027 (b)***                          88,328          88,347
First Republic Mortgage Loan Trust, Series
   2001-FRB1, Class A
   2.752%due 11/15/2031 (b)***                       2,112,560       2,124,506
Government Lease Trust, Series 1999-C1A,
   Class B1,
   4.00% due 05/1 8/2011                               500,000         479,144
GS Mortgage Securities Corp., Series
   2001-1285. Class A2
   6.526% due 08/15/2011***                            200,000         222,004
GS Mortgage Securities Corp., Series 2003-1,
   Class A2
   3.117% due 01/25/2032 (b)***                      2,518,186       2,539,555
GS Mortgage Securities Corp., Series
   2003-FL6A, Class A1
   2.552% due 11/15/2015 (b)***                      1,089,487       1,091,785
GS Mortgage Securities Corp., Series
   2004-SEA1, Class A1A
   2.607% due 10/25/2033 (b)***                        506,931         507,073
Household Mortgage Loan Trust, Series
   2003-HC1, Class A
   2.76% due 02/20/2033 (b)***                          72,211          72,231
Master Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 3A2
   3.787% due 12/21/2034 (b)***                        988,507         988,877
Mellon Residential Funding Corp., Series
   2000-TBC3, Class A1
   2.842% due 12/15/2030 (b)***                      1,495,502       1,498,354
Merrill Lynch Credit Corp.Mortgage
   Investors, Inc., Series 1999-A,
   Class A
   2.782% due 03/15/2025 (b)***                        241,907         242,145
Residential Funding Mortgage Securities I,
   Series 2002-SA2, Class A1
   5.585% due 09/25/2032 (b)***                         38,971          38,893
Sequoia Mortgage Trust, Series
   2003, Class 2A1
   2.76% due 07/20/2033 (b)***                       1,210,466       1,191,746
Sequoia Mortgage Trust, Series 5, Class A
   2.76% due 10/19/2026 (b)***                       1,838,465       1,837,249
Sequoia Mortgage Trust, Series 8, Class 2A
   2.71% due 08/20/2032 (b)***                         794,972         794,203
Structured Asset Securitiess Corp., Series
   2004-S1, Class A1
   2.547% due 12/25/2033 (b)***                        628,635         628,692
Washington Mutual Mortgage Securities Corp.
   Series 2002-S5, Class 1A1
   5.144% due 10/25/2032 (b)***                        129,287         131,037
Washington Mutual Mortgage Securities Corp.
   Series 2003-R1, Class A1
   2.687% due 12/25/2027 (b)***                      3,283,758       3,280,197
Washington Mutual Mortgage Securities, Series
   2002-AR2,
   Class A 3.181% due 02/27/2034 (b)***                295,626         296,114
                                                                   -----------
                                                                    39,851,449
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $71,849,666)                                                 $76,785,254
                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT           VALUE
                                                ----------       -----------
ASSET BACKED SECURITIES - 4.53%

CAYMAN ISLANDS - 0.03%
Redwood Capital, Ltd., Series 2003-3,
   Class Note
   5.855% due 01/01/2006 (b)                    $  300,000           301,683

UNITED STATES - 4.50%
Ameriquest Mortgage Securities, Inc.,
   Series  2003-1, Class A2
   2.827% due 02/25/2033 (b)***                     63,508            63,633
Ameriquest Mortgage Securities, Inc.,
   Series 2003-2, Class A
   2.827% due 03/25/2033 (b)***                    257,651           258,078
Amortizing Residential Collateral Trust,
   Series 2002-BC4, Class A
   2.707% due 07/25/2032 (b)***                     51,302            51,230
Amresco Residential Securities,Series
   1999-1, Class A
   3.357% due 06/25/2029 (b)***                    129,520           129,588
Argent Securities, Inc., Series 2004-W5,
   Class AV3A
   2.527% due 04/25/2034 (b)***                    739,984           739,998
Bank One Issuance Trust, Series 2003-A2,
   Class A2
   2.452% due 10/15/2008 (b)***                  5,100,000         5,102,870
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-HE9, Class 1A1
   2.598% due 04/25/2023 (b)***                  2,984,212         2,984,926
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-SD1, Class A1
   2.59% due 12/25/2042 (b)***                     730,826           730,255
CDC Mortgage Capital Trust, Series
   2003-HE2, Class A
   2.767% due 10/25/2033 (b)***                    367,306           367,401
CDC Mortgage Capital Trust, Series
   2004-HE2, Class A2
   2.537% due 07/26/2034 (b)***                  1,579,676         1,579,705
Countrywide Asset-Backed Certificates,
   Series 2003-S2, Class A1
   2.587% due 12/25/2018 (b)***                    529,544           529,668
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class 2AV1
   2.577% due 08/25/2023 (b)***                  1,492,748         1,492,901
Credit-Based Asset Servicing and
   Securities, Series 2004-RP1,
   Class A2
   2.5675% due 05/25/2050 (b)***                 3,319,642         3,317,049
GSAMP Trust, Series 2003-HE1, Class A2A
   2.58% due 06/20/2033 (b)***                     289,362           289,407
Home Equity Asset Trust,
   Series 2002-1, Class A4
   2.717% due 11/25/2032 (b)***                     59,015            58,993
Home Equity Asset Trust,
   Series 2004-3, Class A3
   2.567% due 08/25/2034 (b)***                    843,479           843,495
Home Equity Mortgage Trust,
   Series 2002, Class A1
   2.82% due 07/25/2033 (b)***                     510,635           510,865
Household Home Equity Loan Trust,
   Series 2001-2, Class A
   2.78% due 07/20/2031 (b)***                     798,301           798,639
Irwin Home Equity, Series 2002-1,
   Class 2A1
   2.707% due 06/25/2009 (b)***                     53,259            53,196
Long Beach Mortgage Loan
   Trust, Series 2003-3, Class A
   2.737% due 07/25/2033 (b)***                  2,111,139         2,113,671
Morgan Stanley ABS Capital I, Inc.,
   Series 2004-HE9, Class A3A
   2.567% due 10/25/2034 (b)***                  2,364,618         2,364,249
Morgan Stanley ABS Capital I, Inc.,
   Series 2004-NC4, Class A2
   2.547% due 04/25/2034 (b)***                    514,786           514,825
Morgan Stanley Capital I, Inc.,
   Series 2004-XLF, Class A1
   2.542% due 04/15/2016 (b)***                  2,749,246         2,753,572
New Century Home Equity Loan
   Trust, Series 2003-5, Class AI1
   2.587% due 11/25/2033 (b)***                    273,211           273,185
Residential Asset Mortgage Products, Inc.,
   Series 2002-RS3, Class AII1
   2.697% due 06/25/2032 (b)***                    182,844           183,026
Residential Asset Mortgage Products, Inc.,
   Series 2003-RS8, Class AIIB
   2.757% due 09/25/2033 (b)***                    665,261           665,495
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AII1
   2.577% due 09/25/2013 (b)***                  1,588,008         1,588,027
Residential Asset Securities Corp.,
   Series 2001-KS3, Class AII
   2.647% due 09/25/2031 (b)***                    328,854           329,149
Residential Asset Securities Corp.,
   Series 2002-KS4, Class AIIB
   2.667% due 07/25/2032 (b)***                    553,517           552,574
Residential Asset Securities Mortgage,
   Series 2002-KS2, Class AIIB
   2.687% due 04/25/2032 (b)***                    401,572           402,187
Saxon Asset Securities Trust,
   Series 2002-3, Class AV
   2.817% due 12/25/2032 (b)***                     80,286            80,401
SLM Student Loan Trust,
   Series 2004-10, Class A1
   2.063% due 07/27/2009 (b)***                  1,600,000         1,599,968
Structured Asset Investment Loan Trust,
   Series 2003-BC8, Class 3A1
   2.557% due 08/25/2010 (b)***                    194,854           194,867
Structured Asset Mortgage Investments, Inc.,
   Series 2004-AR3, Class 1A2
   2.70% due 09/19/2032 (b)***                   2,782,919         2,780,473
                                                                 -----------
                                                                  36,297,566
                                                                 -----------
TOTAL ASSET BACKED SECURITIES
(Cost $36,602,182)                                               $36,599,249
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                               -----------     -------------
SUPRANATIONAL OBLIGATIONS - 0.22%

BELGIUM(EUROCLEAR) - 0.22%
European Investment Bank
   2.31% due 04/22/2008 (b)***                  $1,769,921     $   1,770,048
                                                               -------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,775,938)                                              $   1,770,048
                                                               -------------
OPTIONS - 0.00%

GERMANY - 0.00%
   Over The Counter American Purchase Put Euro
   Bund
   Expiration 02/18/2005 at $105.00 *              500,000             6,769
                                                               -------------
TOTAL OPTIONS (Cost $6,523)                                    $       6,769
                                                               -------------
SHORT TERM INVESTMENTS - 29.52%
ANZ National International, Ltd.
   2.05% due 01/28/2005***                     $ 7,000,000     $   6,989,237
Barclays U.S. Funding LLC
   1.985% due 02/01/2005***                     12,200,000        12,179,146
Federal Home Loan Bank Discount Notes
   zero coupon due 01/18/2005 to
   03/02/2005 ***                               13,700,000        13,666,961
Federal Home Loan Mortgage Corp.
   Discount Notes
   zero coupon due 01/28/2005 to
   03/14/2005 ***                               71,600,000        71,390,960
Federal National Mortgage Association
   Discount Notes
   zero coupon due 02/02/2005                   29,000,000        28,945,606
   zero coupon due 01/05/2005 to
   04/15/2005***                                51,400,000        51,270,604
General Electric Capital Corp.
   2.32% due 02/24/2005 ***                      7,300,000         7,274,596
   2.42% due 03/11/2005 ***                     16,000,000        15,925,787
General Motors Acceptance Corp.
   2.535% due 04/05/2005 ***                     1,800,000         1,790,262
Rabobank USA Financial Corp.
   2.17% due 01/03/2005***                       2,500,000         2,499,699
UBS Finance Delaware, Inc.
   2.39% due 01/05/2005 ***                     22,000,000        21,994,158
United States Treasury Bills
   zero coupon due 03/03/2005 *** ****           4,320,000         4,304,042
                                                               -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $238,226,359)                                            $ 238,231,058
                                                               -------------
REPURCHASE AGREEMENTS - 0.51%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $4,081,306 on
   01/03/2005, collateralized  by
   $3,965,000 U.S. Treasury Notes,
   5.25% due 11/15/2028 (valued at
   $4,164,919, including interest). (c)        $ 4,081,000     $   4,081,000
                                                               -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,081,000)                                              $   4,081,000
                                                               -------------
Total investments(Global Bond trust)
   (Cost $778,842,767) - 102.05%                               $ 823,511,324
   Liabilities in
   Excess of Other Assets - (2.05)%                              (16,176,741)
                                                               -------------
TOTAL NET ASSETS - 100.00%                                     $ 807,334,583
                                                               =============

DIVERSIFIED BOND TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT           VALUE
                                                ----------     -------------
COMMON STOCKS - 0.01%

AIR TRAVEL - 0.01%
Delta Air Lines, Inc. *                             10,148     $      75,907
                                                               -------------
TOTAL COMMON STOCKS (Cost $0)                                  $      75,907
                                                               -------------
U.S. TREASURY OBLIGATIONS - 21.42%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 0.50%
   3.875% due 04/15/2029                       $ 2,159,181         2,962,971
U.S. TREASURY BONDS - 9.41%
   5.25% due 02/15/2029                         20,310,000        21,304,865
   5.375% due 02/15/2031                         1,580,000         1,708,498
   6.50% due 11/15/2026                          3,509,000         4,263,024
   7.875% due 02/15/2021                         5,900,000         7,971,455
   8.75% due 08/15/2020                          2,045,000         2,955,984
   8.875% due 08/15/2017                         9,885,000        14,008,123
   9.25% due 02/15/2016                          2,820,000         4,025,440
                                                               -------------
                                                                  56,237,389
U.S. TREASURY NOTES - 11.51%
   1.125% due 06/30/2005                        28,375,000        28,184,348
   2.625% due 05/15/2008                         2,500,000         2,444,140
   3.25% due 08/15/2007                         10,400,000        10,415,434
   3.875% due 02/15/2013                         6,280,000         6,196,105
   4.00% due 02/15/2014                          3,500,000         3,451,738
   5.00% due 02/15/2011                          1,400,000          1,489305
   5.75% due 08/15/2010                         15,100,000        16,624,753
                                                               -------------
                                                                  68,805,823
                                                               -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost$125,238,524)                                             $ 128,006,183
                                                               -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.41%

FEDERAL HOME LOAN BANK - 2.00%
   2.50% due 12/15/2005                          6,425,000         6,396,473
   3.75% due 08/15/2007                          3,880,000         3,913,698
   6.50% due 06/01/2032                          1,552,576         1,629,614
                                                               -------------
                                                                  11,939,785
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.96%
   1.50% due 08/15/2005                          3,750,000         3,721,110
   1.875% due 02/15/2006                         5,750,000         5,676,946
   5.50% due 07/15/2006 to 01/01/2034            5,580,660         5,682,815
   5.875% due 03/21/2011                         4,130,000         4,458,951
   6.00% due 04/01/2016 to 11/01/2034            6,581,316         6,847,459
   6.625% due 09/15/2009                         2,900,000         3,243,189
                                                               -------------
                                                                  29,630,470

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 17.01%
   3.775% due 09/01/2033 (b)                     5,395,207         5,380,457
   3.845% due 07/01/2033 (b)                       540,237           532,877

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                -----------    -------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   4.25% due 07/15/2007                     $     2,200,000    $   2,246,110
   5.00% due 06/01/2018 to 07/01/2019             5,177,540        5,265,361
   5.50% due 03/15/2011 to 12/01/2034            15,055,111        15,423373
   5.50% TBA**                                    5,600,000        5,684,000
   6.00% due 05/15/2008 to 06/01/2016             3,411,884        3,646,422
   6.00% TBA**                                   46,140,000       47,697,225
   6.25% due 05/15/2029                           3,000,000        3,414,021
   6.50% due 06/01/2031 to 04/01/2034             6,826,506        7,174,062
   7.00% due 09/01/2031 to 06/01/2032             2,986,684        3,166,086
   7.50% due 01/25/2028 to 08/01/2031             1,870,124        2,007,115
                                                               -------------
                                                                 101,637,109
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.44%
   5.00% TBA**                                    3,590,000        3,588,880
   5.50% due 01/15/2034                           8,699,661        8,889,791
   6.00% due 06/15/2033                           1,200,801        1,246,099
   6.50% due 09/15/2028                             127,890          134,882
   7.00% due 04/15/2029                             268,231           285320
   8.00% due 10/15/2026 to 04/15/2030               437,531          475,708
                                                               -------------
                                                                  14,620,680

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost $157,361,235)                                            $ 157,828,044
                                                               -------------
FOREIGN GOVERNMENT OBLIGATIONS - 5.20%

ARGENTINA - 0.07%
Republic of Argentina
   1.98% due 08/03/2012 (b)                         500,000          425,000

BRAZIL - 0.44%
Federative Republic of Brazil
   8.00% due 04/15/2014 (a)                         445,653          455,948
   9.25% due 10/22/2010                             500,000          559,000
   10.00% due 08/07/2011                            775,000          898,225
   10.25% due 06/17/2013                            600,000          706,200
                                                               -------------
                                                                   2,619,373
CANADA - 0.04%
GOVERNMENT OF CANADA
   5.50% due 06/01/2010                     CAD     275,000          247,091

COLOMBIA - 0.26%
Republic of Colombia
   10.00% due 01/23/2012                          1,025,000        1,183,875
   11.75% due 03/01/2010                    COP 820,000,000           347380
                                                               -------------
                                                                   1,531,255
DENMARK - 0.04%
Kingdom of Denmark
   6.00% due 11/15/2009                     DKK   1,200,000          246,333

DOMINICAN REPUBLIC - 0.11%
Government of Dominican Republic
   9.04% due 01/23/2013                             640,000          536,000
   9.50% due 09/27/2006                             160,000          150,400
                                                               -------------
                                                                     686,400

ECUADOR - 0.10%
Republic of Ecuador 8.00% due 08/15/2030            675,000          582,188

GERMANY - 1.06%
Federal Republic of Germany
   5.25% due 01/04/2008 to
   01/04/2011                               EUR   2,150,000        3,203,931
   6.25% due 01/04/2030                             900,000        1,586,836
   6.50% due 10/14/2005                           1,125,000        1,572,060
                                                               -------------
                                                                   6,362,827
HUNGARY - 0.03%
Republic of Hungary
   6.50% due 08/24/2006                     HUF 30,000,000          160,597

JAPAN - 0.45%
Government of Japan
   0.50% due 06/20/2013                     JPY  65,000,000          595,763
   0.90% due 12/22/2008                          70,000,000          694,485
   1.80% due 03/22/2010                         135,000,000         1393,354
                                                                -------------
                                                                   2,683,602
MEXICO - 0.66%
Government of Mexico
   6.375% due 01/1 6/2013                   $       775,000          825,375
   7.50% due  01/14/2012                    MXN     850,000          963,900
   8.00% due 12/19/2013 to 12/07/2023            13,100,000          966,087
   8.30% due 08/15/2031                     $       400,000          468,800
   8.375% due 01/14/2011 (a)                        160,000          187,920
   9.875% due 02/01/2010                            295,000          362,555
   11.375% due 09/15/2016                           100,000          147,600
                                                               -------------
                                                                   3,922,237
PANAMA - 0.10%
Republic of Panama
   8.875% due 09/30/2027                            350,000          385,000
   9.375% due 07/23/2012                            150,000          177,750
   10.75% due 05/15/2020                             25,000           32,500
                                                               -------------
                                                                     595,250

PERU - 0.07%
Republic of Peru
   9.125% due 02/21/2012                            200,000          233,000
   9.875% due 02/06/2015                            150,000          183,750
                                                               -------------
                                                                     416,750
PHILIPPINES - 0.05%
Republic of Philippines
   9.125% due 02/22/2010                    EUR     150,000          217,269
   10.625% due 03/16/2025                   $       100,000          106,750
                                                               -------------
                                                                     324,019
POLAND - 0.03%
Government of Poland
   5.00% due 10/24/2013                     PLN     500,000          156,675

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT           VALUE
                                           -----------------  -------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

ROMANIA - 0.03%
Republic of Romania
  8.50% due 05/08/2012                     EUR       100,000  $     172,908

RUSSIA - 0.58%
Russian Federation
  zero coupon, Step up to 5.00% on
    03/31/2007 due 03/31/2030                $     1,650,000      1,706,760
  8.25% due 03/31/2010                             1,600,000      1,774,880
                                                              -------------
                                                                  3,481,640

SWEDEN - 0.09%
Kingdom of Sweden
  5.00% due 01/28/2009                     SEK     1,600,000        256,677
  5.25% due 03/15/2011                             1,750,000        286,800
                                                              -------------
                                                                    543,477

TURKEY - 0.51%
Republic of Turkey
  zero coupon due 04/27/2005 (g)           TRL 2,171,600,000      1,517,948
  9.50% due 01/15/2014                       $       575,000        678,500
  20.00% due 10/17/2007 (g)                TRL 1,203,900,000        841,525
                                                              -------------
                                                                  3,037,973

UKRAINE - 0.09%
Republic of Ukraine
  7.65% due 06/11/2013 (a)                   $       500,000        534,000

UNITED KINGDOM - 0.12%
Government of United Kingdom
  6.00% due 12/07/2028                     GBP        85,000        199,422
  7.25% due 12/07/2007                                70,000        144,235
  8.00% due 12/07/2015                               100,000        248,334
  8.50% due 12/07/2005                                55,000        109,293
                                                              -------------
                                                                    701,284

VENEZUELA - 0.27%
Republic of Venezuela
  8.50% due 10/08/2014                       $       350,000        371,000
  9.25% due 09/15/2027                               700,000        738,500
  10.75% due 09/19/2013                              425,000        508,938
                                                              -------------
                                                                  1,618,438
                                                              -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $29,472,893)                                            $  31,049,317
                                                              -------------
CORPORATE BONDS - 26.01%

ADVERTISING - 0.01%
R H Donnelley Finance Corp.
  10.875% due 12/15/2012                              50,000         59,375

AEROSPACE - 0.42%
Systems 2001 Asset Trust LLC
  6.664% due 09/15/2013                              918,407      1,017,640
Systems 2001 Asset Trust, Series 2001,
    Class B
  7.156% due 12/15/2011                            1,388,369      1,506,983
                                                              -------------
                                                                  2,524,623

AGRICULTURE - 0.21%
Burns Philp Capital Property, Ltd.
  10.75% due 02/15/2011                              185,000        208,125
Gold Kist, Inc.
  10.25% due 03/15/2014                      $        75,000         87,750
Yara International ASA
  5.25% due 12/15/2014                               960,000        966,104
                                                              -------------
                                                                  1,261,979

AIR TRAVEL - 0.06%
Delta Air Lines, Inc.
  2.85% due 01/25/2008 (b)                           167,834        168,874
  8.00% due 12/15/2007                               250,000        200,608
                                                              -------------
                                                                    369,482

ALUMINUM - 0.03%
Alcan Aluminum, Ltd.
  5.20% due 01/15/2014                               180,000        184,690

AMUSEMENT & THEME PARKS - 0.08%
AMC Entertainment, Inc.
  9.875% due 02/01/2012                              150,000        163,500
Six Flags, Inc.
  8.875% due 02/01/2010                              300,000        303,750
                                                              -------------
                                                                    467,250

AUTO PARTS - 0.12%
Delphi Trust II                                      120,000        112,315
  6.197% due 11/15/2033 (b)
TRW Automotive, Inc.                                 215,000        259,075
  11.00% due 02/15/2013
United Rentals North America, Inc.
  6.50% due 02/15/2012                               355,000        346,125
                                                              -------------
                                                                    717,515

AUTO SERVICES - 0.24%
Hertz Corp.
  3.40% due 08/05/2008 (b)                           665,000        668,369
  6.35% due 06/15/2010                               735,000        753,292
                                                              -------------
                                                                  1,421,661
AUTOMOBILES - 0.77%
DaimlerChrysler North America Holding
  2.96% due 05/24/2006 (b)                           640,000        643,144
  4.05% due 06/04/2008                             1,750,000      1,746,388
  7.20% due 09/01/2009                               400,000        445,206
  8.00% due 06/15/2010                             1,385,000      1,600,790
Ford Motor Company
  7.45% due 07/16/2031                               115,000        115,660
General Motors Corp.
  8.375% due 07/15/2033                               20,000         20,722
                                                              -------------
                                                                  4,571,910

BANKING - 1.71%
Allied Irish Banks PLC
  7.50% due 12/29/2049 (b)                 EUR       100,000        161,738
Banco Santander Chile
  5.375% due 12/09/2014                      $       300,000        305,019
Bank of Ireland
  6.45% due 02/10/2010                     EUR       100,000        153,981
Capital One Financial Corp.
  7.25% due 05/01/2006                       $       690,000        723,314

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT       VALUE
                                            ----------  ----------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
DBS Bank, Ltd.
   7.125% due 05/15/2011                    $  450,000  $  512,893
HSBC Bank USA
   4.625% due 04/01/2014                       850,000     833,525
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                    270,000     260,261
Kazkommerts International BV
   8.50% due 04/16/2013                        775,000     813,053
MBNA America Bank
   5.375% due 01/15/2008                       875,000     913,883
Nykredit AS
   5.00% due 10/01/2035                   DKK  120,764      22,046
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                $  280,000     272,775
RBS Capital Trust IV
   3.35% due 09/30/2014 (b)                    915,000     919,564
Turanelem Finance
   7.875% due 06/02/2010                       650,000     655,265
Washington Mutual Bank FA
   2.87% due 01/15/2015                      1,070,000   1,070,796
   5.65% due 08/15/2014                        500,000     517,195
Wells Fargo Company
   3.50% due 04/04/2008                      1,000,000     993,723
Zions Bancorporation
   6.00% due 09/15/2015                      1,000,000   1,066,004
                                                        ----------
                                                        10,195,035

BROADCASTING - 1.36%
Canwest Media, Inc.
   10.625% due 05/15/2011                      140,000     157,150
CCO Holdings, LLC
   8.75% due 11/15/2013                        250,000     258,125
Clear Channel Communications, Inc.
   5.50% due 09/15/2014                        730,000     732,820
   6.00% due 11/01/2006                        500,000     519,928
   7.65% due 09/15/2010                        750,000     853,365
Cox Radio, Inc.
   6.375% due 05/15/2005                     1,000,000   1,009,340
Fisher Communications, Inc.
   8.625% due 09/15/2014                       545,000     588,600
Liberty Media Corp.
   3.50% due 09/25/2006                         70,000      69,611
   3.99% due 09/17/2006 (b)                  2,715,000   2,748,286
News America Holdings, Inc.
   6.75% due 01/09/2038                        110,000     123,697
   7.75% due 12/01/2045                        500,000     607,661
Nextmedia Operating, Inc.
   10.75% due 07/01/2011                       150,000     168,000
Quebecor Media, Inc.
   11.125 % due 07/15/2011                     110,000     125,675
Young Broadcasting, Inc.
   10.00% due 03/01/2011                       175,000     186,813
                                                        ----------
                                                         8,149,071
BUILDING MATERIALS & CONSTRUCTION - 0.27%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
     03/01/2009 due 03/01/2014                 250,000     180,000
Building Materials Corp. of America
   7.75% due 08/01/2014                        500,000     504,375
THL Buildco, Inc.
   8.50% due 09/01/2014                        410,000     428,450
WCI Communities, Inc.
   9.125% due 05/01/2012                       425,000     471,750
                                                        ----------
                                                         1,584,575

BUSINESS SERVICES - 0.08%
Electronic Data Systems Corp.
   7.125% due 10/15/2009                       150,000     165,208
Iron Mountain, Inc.
   6.625% due 01/01/2016                       100,000      93,250
Quintiles Transnational Corp.
   10.00% due 10/01/2013                       200,000     224,000
                                                        ----------
                                                           482,458

CABLE AND TELEVISION - 1.50%
AOL Time Warner, Inc.
   7.625% due 04/15/2031                       460,000     556,490
Charter Communications Operating LLC
   8.00% due 04/30/2012                         75,000      78,000
Comcast Corp., Class A
   5.30% due 01/15/2014                      1,000,000   1,031,314
   7.05% due 03/15/2033                        290,000     331,826
Cox Communications, Inc.
   4.625% due 01/15/2010                     1,125,000   1,122,406
   5.45% due 12/15/2014                      2,200,000   2,199,916
   6.75% due 03/15/2011                        500,000     547,497
   7.75% due 11/01/2010                        375,000     429,560
Kabel Deutschland GMBH
   10.625% due 07/01/2014                      510,000     586,500
Time Warner Companies, Inc.
   7.57% due 02/01/2024                      1,750,000   2,058,618
                                                        ----------
                                                         8,942,127

CELLULAR COMMUNICATIONS - 0.64%
American Tower Corp.
   7.50% due 05/01/2012                        650,000     682,500
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                        140,000     188,764
Centennial Communications Corp.
   8.125 due 02/01/2014                        150,000     154,125
   10.125% due 06/15/2013                      220,000     246,950
Crown Castle International Corp.
   7.50% due 12/01/2013                        250,000     268,750
Nextel Communications, Inc.
   7.375% due 08/01/2015                       150,000     165,000
Rogers Wireless, Inc.
   9.625% due 05/01/2011                       430,000     504,175
Triton PCS, Inc.
   8.75% due 11/15/2011                        140,000     110,600
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                     1,125,000   1,165,280

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT       VALUE
                                         ----------  ----------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Western Wireless Corp.
   9.25% due 07/15/2013                  $  330,000  $  358,875
                                                     ----------
                                                      3,845,019

CHEMICALS - 0.56%
E.I. Du Pont De Nemours & Company         1,000,000   1,008,147
   4.125% due 04/30/2010
Equistar Chemicals LP
   8.75% due 02/15/2009                     335,000     375,200
ICI Wilmington, Inc.
   4.375% due 12/01/2008                    930,000     935,249
Lubrizol Corp.
   4.625% due 10/01/2009                    700,000     698,920
Millennium America, Inc.
   9.25% due 06/15/2008                     125,000     142,187
Nalco Company
   8.875% due 11/15/2013                    150,000     164,625
                                                     ----------
                                                      3,324,328

COAL - 0.02%
Luscar Coal, Ltd.
   9.75% due 10/15/2011                     100,000     113,500

COMMERCIAL SERVICES - 0.24%
Cendant Corp.
   6.25% due 01/15/2008                     500,000     533,609
   6.875% due 08/15/2006                    600,000     631,239
   7.375% due 01/15/2013                    145,000     167,741
Synagro Technologies, Inc.
   9.50% due 04/01/2009                     100,000     109,000
                                                     ----------
                                                      1,441,589

CONSTRUCTION & MINING EQUIPMENT - 0.03%
Graphic Packaging International, Inc.
   9.50% due 08/15/2013                     150,000     170,625

CONTAINERS & GLASS - 0.06%
Owens Brockway Glass Container
   8.75% due 11/15/2012                     250,000     281,875
Vitro, SA de CV
   11.75% due 11/01/2013                     50,000      48,375
                                                     ----------
                                                        330,250

CRUDE PETROLEUM & NATURAL GAS - 0.08%
The Premcor Refining Group, Inc.
   7.50% due 06/15/2015                     210,000     227,325
   7.75% due 02/01/2012                     245,000     270,113
                                                     ----------
                                                        497,438

DOMESTIC OIL - 0.13%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                    300,000     339,767
Union Oil Company of California
   7.50% due 02/15/2029                     360,000     433,563
                                                     ----------
                                                        773,330

DRUGS & HEALTH CARE - 0.17%
Cardinal Health, Inc.
   6.75% due 02/15/2011                     310,000     341,013
WH Holdings/WH Capital Corp.
   9.50% due 04/01/2011                     115,000     126,500
Wyeth
   4.375% due 03/01/2008                    550,000     558,863
                                                     ----------
                                                      1,026,376

ELECTRICAL EQUIPMENT - 0.39%
General Electric Company
   5.00% due 02/01/2013                   1,375,000   1,410,702
SP PowerAssets, Ltd.
   5.00% due 10/22/2013                     450,000     456,461
TXU Energy Company, LLC
   2.838% due 01/17/2006 (b)                435,000     436,192
                                                     ----------
                                                      2,303,355

ELECTRICAL UTILITIES - 0.93%
Dominion Resources, Inc.
   5.70% due 09/17/2012                     375,000     397,052
Edison Mission Energy
   9.875% due 04/15/2011                    400,000     474,000
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                     420,000     477,931
Oncor Electric Delivery Company
   7.00% due 05/01/2032                     250,000     288,418
Pacific Gas & Electric Company
   4.20% due 03/01/2011                     875,000     865,145
   4.80% due 03/01/2014                     610,000     607,863
PSEG Power LLC
   5.00% due 04/01/2014                     750,000     744,634
   8.625% due 04/15/2031                    750,000     995,834
The AES Corp.
   9.375% due 09/15/2010                    325,000     377,812
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                     350,000     352,189
                                                     ----------
                                                      5,580,878

ELECTRONICS - 0.36%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                    870,000     915,781
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                     500,000     586,932
Solectron Corp.
   9.625% due 02/15/2009                    225,000     247,500
Stoneridge, Inc.
   11.50% due 05/01/2012                    215,000     249,938
Viasystems, Inc.
   10.50% due 01/15/2011                    165,000     161,700
                                                     ----------
                                                      2,161,851

ENERGY - 0.02%
First Energy Corp.
   7.375% due 11/15/2031                     90,000     102,779

FINANCIAL SERVICES - 6.66%
Bank of America Corp.
   7.125% due 09/15/2006                  1,500,000   1,591,542
BCP Crystal US Holdings Corp.
   9.625% due 06/15/2014                    200,000     225,500
Citigroup, Inc.
   5.00% due 09/15/2014                     930,000     934,486

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Corporacion Andina de Fomento
   6.875% due 03/15/2012                          $  375,000     $   421,421
Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012                              500,000         556,491
Cullen Frost Capital Trust I
   3.95% due 03/01/2034 (b)                          360,000         371,360
Ford Motor Credit Company
   7.375% due 10/28/2009 to 02/01/2011             3,620,000       3,904,072
General Electric Capital Corp.
   5.45% due 01/15/2013                            1,750,000       1,847,060
General Electric Capital Corp., MTN, Series A
   6.00% due 06/15/2012                              250,000         272,509
General Motors Acceptance Corp.
   6.875% due 09/15/2011                           1,250,000       1,280,991
   7.00% due 02/01/2012                            1,375,000       1,416,720
   7.75% due 01/19/2010                            2,170,000       2,329,096
   8.00% due 11/01/2031                            1,750,000       1,798,799
HBOS PLC
   3.125% due 01/12/2007                             875,000         868,550
Household Finance Corp.
   6.40% due 06/17/2008                            1,875,000       2,022,900
HVB Funding Trust III
   9.00% due 10/22/2031                              380,000         501,913
International Lease Finance Corp.
   3.50% due 04/01/2009                              690,000         671,869
   4.55% due 10/15/2009                              400,000         404,195
   4.75% due 07/01/2009                            1,560,000       1,593,188
JPMorgan Chase & Company
   5.35% due 03/01/2007                              500,000         519,004
LaBranche & Company, Inc.
   9.50% due 05/15/2009                              100,000         102,000
Lehman Brothers Holdings, Inc.
   3.60% due 03/13/2009                            1,625,000       1,599,787
Mangrove Bay Pass Through Trust
   6.102% due 07/15/2033 (b)                         100,000          99,226
MBNA Capital
   2.96% due 02/01/2027 (b)                        1,180,000       1,117,610
Nationwide Life Global Funding I
   5.35% due 02/15/2007                              180,000         186,371
NiSource Finance Corp.
   6.15% due 03/01/2013                              400,000         433,619
   7.875% due 11/15/2010                             830,000         975,731
PCCW - HKTC Capital, Ltd.
   7.75% due 11/15/2011                              340,000         394,316
Pemex Finance, Ltd.
   7.33% due 05/15/2012                              580,000         660,278
Reliastar Financial Corp.
   6.50% due 11/15/2008                              730,000         788,664
SB Treasury Company LLC
   9.40% due 12/29/2049 (b)                          340,000         391,704
SLM Corp., Series MTNA
   5.00% due 04/15/2015                            1,375,000       1,371,458
The Goldman Sachs Group, Inc.
   5.00% due 10/01/2014                              930,000         928,687
   5.25% due 04/01/2013                            1,250,000       1,281,818
Twin Reefs Pass Through Trust
   3.37% due 12/10/2049                            2,000,000       2,008,682
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                              300,000         334,311
Washington Mutual, Inc.
   4.20% due 01/15/2010                            1,140,000       1,135,506
   5.625% due 01/15/2007                           1,625,000       1,692,286
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                             735,000         726,960
                                                                 -----------
                                                                  39,760,680

FOOD & BEVERAGES - 0.57%
Ahold Finance USA, Inc.
   8.25% due 07/15/2010                              150,000         169,875
Cadbury Schweppes US Finance LLC
   5.125% due 10/01/2013                             400,000         407,157
Kellogg Company, Series B
   6.60% due 04/01/2011                              490,000         548,910
Nabisco, Inc.
   7.05% due 07/15/2007                              420,000         452,969
   7.55% due 06/15/2015                            1,500,000       1,805,426
                                                                 -----------
                                                                   3,384,337

FOREST PRODUCTS - 0.11%
Ainsworth Lumber Company Ltd.
   6.75% due 03/15/2014                              470,000         455,900
Weyerhaeuser Company
   7.375% due 03/15/2032                             150,000         177,877
                                                                 -----------
                                                                     633,777

GAS & PIPELINE UTILITIES - 0.17%
Duke Capital LLC
   7.50% due 10/01/2009                              240,000         271,637
Dynegy Holdings, Inc.
   10.125% due 07/15/2013                            530,000         606,850
Williams Companies, Inc.
   8.125% due 03/15/2012                             140,000         161,700
                                                                 -----------
                                                                   1,040,187

HEALTHCARE SERVICES - 0.13%
Concentra Operations Corp.
   9.125% due 06/01/2012                              80,000          90,400
Universal Hospital Services, Inc.
   10.125% due 11/01/2011                            145,000         150,800
Wellpoint, Inc.
   3.75% due 12/14/2007                              550,000         549,711
                                                                 -----------
                                                                     790,911

HOLDINGS COMPANIES/CONGLOMERATES - 0.03%
Pharma Services Intermediate Holding Corp.
   zero coupon, Step up to 11.50% on
   4/1/2009 due 04/01/2014                           250,000         177,500

HOMEBUILDERS - 0.47%
Centex Corp.
   4.75% due 01/15/2008                              180,000         183,637
Lennar Corp.
   5.95% due 03/01/2013                              120,000         127,080

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
CORPORATE BONDS (CONTINUED)

HOMEBUILDERS (CONTINUED)
Lennar Corp., Series B
   9.95% due 05/01/2010                           $  130,000     $   139,321
MDC Holdings, Inc.
   5.50% due 05/15/2013                              250,000         253,829
Pulte Homes, Inc.
   6.25% due 02/15/2013                              525,000         558,514
   7.875% due 08/01/2011                             380,000         440,831
   8.125% due 03/01/2011                             225,000         267,559
Technical Olympic USA, Inc.
   10.375% due 07/01/2012                            250,000         280,000
Toll Brothers, Inc.
   6.875% due 11/15/2012                             250,000         278,634
Williams Lyon Homes, Inc.
   10.75% due 04/01/2013                             245,000         275,319
                                                                 -----------
                                                                   2,804,724
HOTELS & RESTAURANTS - 0.35%
Boyd Gaming Corp.
   9.25% due 08/01/2009                              175,000         188,125
Buffets, Inc.
   11.25% due 07/15/2010                             150,000         160,500
Circus & Eldorado Joint Venture
   10.125% due 03/01/2012                            150,000         163,125
Harrah's Operating Company, Inc.
   5.50% due 07/01/2010                              390,000         403,699
Hilton Hotels Corp.
   7.625% due 12/01/2012                             170,000         198,802
   8.25% due 02/15/2011                              460,000         544,264
MGM Mirage
   6.00% due 10/01/2009                              290,000         297,250
Starwood Hotels & Resorts Worldwide, Inc.
   7.875% due 05/01/2012                             120,000         137,100
                                                                 -----------
                                                                   2,092,865

INDUSTRIAL MACHINERY - 0.09%
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                              530,000         541,108

INSURANCE - 1.91%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                             360,000         368,809
Aetna, Inc.
   7.375% due 03/01/2006                             250,000         260,255
Assurant, Inc.
   5.625% due 02/15/2014                             730,000         753,907
CNA Financial Corp.
   5.85% due 12/15/2014                            1,210,000       1,207,488
Lincoln National Corp.
   6.20% due 12/15/2011                              380,000         412,068
MetLife, Inc.
   3.911% due 05/15/2005                             755,000         758,369
Monumental Global Funding
   2.36% due 05/19/2006 (b)                        2,270,000       2,266,692
   5.20% due 01/30/2007                            1,125,000       1,163,148
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                             170,000         202,538
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                        1,130,000       1,149,114
Prudential Financial, Inc.
   4.75% due 04/01/2014                            1,370,000       1,341,597
Prudential Insurance Company
   6.375% due 07/23/2006                           1,050,000       1,104,281
XL Capital, Ltd.
   5.25% due 09/15/2014                              445,000         445,956
                                                                 -----------
                                                                  11,434,222
INTERNATIONAL OIL - 0.32%
Newfield Exploration Company
   8.375% due 08/15/2012                             200,000         224,000
Pemex Project Funding Master Trust
   3.79% due 06/15/2010 (b)                        1,300,000       1,333,800
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                             348,080         341,801
                                                                 -----------
                                                                   1,899,601
LEISURE TIME - 0.20%
Carmike Cinemas, Inc.
   7.50% due 02/15/2014                              150,000         153,562
Cinemark USA, Inc.
   9.00% due 02/01/2013                              100,000         114,125
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
   03/15/2009 due 03/15/2014                          50,000          37,750
Loews Cineplex Entertainment Corp.
   9.00% due 08/01/2014                              235,000         254,387
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                             445,000         457,238
Royal Caribbean Cruises, Ltd.
   8.75% due 02/02/2011                              150,000         177,188
                                                                 -----------
                                                                   1,194,250
MANUFACTURING - 0.25%
Bombardier, Inc.
   6.30% due 05/01/2014                              790,000         685,325
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                             150,000         166,500
Koppers, Inc.
   9.875% due 10/15/2013                             100,000         114,000
Terex Corp.
   9.25% due 07/15/2011                              200,000         224,500
Tyco International Group SA
   6.375%due 10/15/2011                              270,000         298,095
                                                                 -----------
                                                                   1,488,420
MEDICAL-HOSPITALS - 0.10%
HCA, Inc.
   7.875% due 02/01/2011                             430,000         473,645
Tenet Healthcare Corp.
   9.875% due 07/01/2014                             135,000         147,150
                                                                 -----------
                                                                     620,795
MINING - 0.04%
Freeport-McMoRan Copper & Gold, Inc.
   10.125% due 02/01/2010                            190,000         217,075

PAPER - 0.56%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010                              150,000         162,562

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     -----------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Georgia Pacific Corp.
   8.875% due 02/01/2010                          $  150,000     $   174,562
International Paper Company
   4.00% due 04/01/2010                              650,000         637,259
Jefferson Smurfit Corp.
   7.50% due 06/01/2013                              200,000         213,500
Norske Skogindustrier ASA
   7.625% due 10/15/2011                           1,740,000       1,992,450
Temple-Inland, Inc.
   7.875% due 05/01/2012                             140,000         165,697
                                                                 -----------
                                                                   3,346,030
PHARMACEUTICALS - 0.24%
Hospira, Inc.
   5.90% due 06/15/2014                              420,000         441,381
Schering Plough Corp.
   5.30% due 12/01/2013                              955,000         998,126
                                                                 -----------
                                                                   1,439,507

PUBLISHING - 0.03%
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013                        190,000         148,913

RAILROADS & EQUIPMENT - 0.03%
Union Pacific Railroad Company, Series 2002-1
   6.061% due 01/17/2023                             175,000         190,048

REAL ESTATE - 0.72%
crescent Real Estate Equities
   7.50% due 09/15/2007                               90,000          96,525
Developers Diversified Realty Company
   4.625% due 08/01/2010                           1,125,000       1,116,451
EOP Operating, Ltd.
   7.50% due 04/19/2029                              160,000         185,465
ERP Operating LP
   4.75% due 06/15/2009                              700,000         714,763
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                              640,000         706,684
Host Marriott LP, REIT
   7.125% due 11/01/2013                              90,000          96,187
Post Apartment Homes LP
   5.125% due 10/12/2011                             500,000         500,782
Price, Inc., REIT
   7.50% due 11/05/2006                              500,000         537,787
Simon Property Group LP, REIT
   5.45% due 03/15/2013                              350,000         360,591
                                                                 -----------
                                                                   4,315,235

RETAIL GROCERY - 0.02%
Winn-Dixie Stores, Inc.
   8.875% due 04/01/2008                             150,000         141,750

RETAIL TRADE - 0.19%
Blockbuster, Inc.
   9.00% due 09/01/2012                              360,000         355,500
Jean Coutu Group, Inc.
   8.50% due 08/01/2014                              140,000         143,500
Payless Shoesource, Inc.
   8.25% due 08/01/2013                              250,000         255,312
Rite Aid Corp.
   6.875% due 08/15/2013                             260,000         234,000
Saks, Inc.
   7.50% due 12/01/2010                              150,000         159,750
                                                                 -----------
                                                                   1,148,062
SANITARY SERVICES - 0.31%
Allied Waste North America, Inc., Series B
   8.875% due 04/01/2008                             210,000         224,700
   9.25% due 09/01/2012                              210,000         227,325

Waste Management, Inc.
   6.375% due 11/15/2012                             585,000         648,025
   7.75% due 05/15/2032                              625,000         774,005
                                                                 -----------
                                                                   1,874,055
SEMICONDUCTORS - 0.02%
Amkor Technology, Inc.
   7.75% due 05/15/2013                              120,000         112,800

STEEL - 0.03%
Gerdau Ameristeel Corp.
   10.375%due 07/15/2011                              60,000          70,350
Ispat Inland ULC
   9.75% due 04/01/2014                               97,000         119,795
                                                                 -----------
                                                                     190,145
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.87%
Deutsche Telekom International Finance BV
   6.625% due 07/11/2011                        EUR  100,000         159,722
   8.75% due 06/15/2030                           $  120,000         158,455
   9.25% due 06/01/2032                              370,000         526,542
Dobson Communications Corp.
   10.875% due 07/01/2010                            270,000         209,250
France Telecom SA
   8.50% due 03/01/2011                              630,000         751,529
Koninklijke (Royal) KPN NV
   8.375% due 10/01/2030                             160,000         207,595
SBC Communications, Inc.
   4.125% due 09/15/2009                             375,000         374,316
   5.10% due 09/15/2014                              815,000         822,575
   5.625% due 06/15/2016                             625,000         645,656
   6.45% due 06/15/2034                              500,000         535,683
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                             475,000         524,758
Telenet Group Holding NV
   zero coupon, Step up to 11.50% on
    12/15/2008 due 06/15/2014                        400,000         304,000
                                                                ------------
                                                                   5,220,081
TELEPHONE - 1.06%
AT&T Corp.
   8.35% due 01/15/2025                              380,000         391,875
Bellsouth Corp.
   4.20% due 09/15/2009                              625,000         626,632
British Telecommunications PLC
   8.875% due 12/15/2030                             150,000         200,853
Cincinnati Bell, Inc.
   7.25% due 07/15/2013                               80,000          82,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
NTL Cable PLC
   8.75% due 04/15/2014                           $   75,000    $     84,562
Qwest Capital Funding, Inc.
   7.90% due 08/15/2010                              280,000         282,800
Qwest Services Corp.
   13.50% due 12/15/2010                             285,000         342,713
Sprint Capital Corp.
   6.375% due 05/01/2009                             625,000         678,767
   6.875% due 11/15/2028                             925,000       1,012,678
Telecom Italia Capital SA
   4.00% due 11/15/2008 to 01/15/2010              1,790,000       1,770,761
Verizon New York, Inc.
   6.875% due 04/01/2012                             780,000         875,533
                                                                ------------
                                                                   6,349,374
TRANSPORTATION - 0.04%
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                              150,000         166,875
TFM SA de CV
   10.25% due 06/15/2007                              50,000          53,250
                                                                ------------
                                                                     220,125
                                                                ------------
TOTAL CORPORATE BONDS (Cost $ 151,859,029)                      $155,379,646
                                                                ------------
MUNICIPAL BONDS - 0.11%

WISCONSIN-0.11%
Badger Tobacco Asset Securitization Corp.
   6.125% due 06/01/2027                             680,000         677,905
                                                                ------------
TOTAL MUNICIPAL BONDS (Cost $651,602)                           $    677,905
                                                                ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.68%
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class Al
   4.89% due 04/11/2037                            1,111,493       1,136,552
Bank of America Mortgage Securities, Inc.
   Series 2004-7, Class 6A1
   4.50% due 08/25/2019                            2,187,929       2,142,259
Bank of America Mortgage Securities, Inc.,
   Series 2003 F, Class 2A1
   3.734% due 07/25/2033 (b)                         939,413         922,776
Bear Stearns ARM Trust, Series 2003-3,
   Class 2A2
   4.139% due 04/25/2033 (b)                         236,504         237,713
Bear Stearns ARM Trust, Series 2004-3, Class 2A
   4.334% due 07/25/2034 (b)                       2,596,400       2,587,574
Bear Stearns ARM Trust, Series 2004-9, Class
   12A-3
   5.077% due 12/25/2034                           1,198,423       1,204,319
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                           1,500,000       1,762,240
Commercial Mortgage Pass-Through Certificate,
   Series 2003-LB1A, Class A2
   4.084% due 06/10/2038                           2,525,000       2,423,955
Countrywide Home Loans, Inc., Series 2004,
   Class 2A1
   4.123% due 04/25/2034 (b)                       1,607,028       1,579,143
Countrywide Home Loans, Inc., Series 2004-12,
   Class 12A1
   4.888% due 08/25/2034 (b)                       4,539,215       4,605,118
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2
   5.935% due 01/15/2006                           3,175,000       3,240,478
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                           1,185,000       1,259,934
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                           1,750,000       1,847,515
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                            1,625,000       1,773,953
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                           1,000,000       1,091,069
CS First Boston Mortgage Securities Corp.,
   Series 2003-AR12, Class 2A2
   4.333% due 04/25/2033 (b)                         206,515         207,926
CS First Boston Mortgage Securities Corp.,
   Series 2004-AR1, Class 2A1
   4.791% due 02/25/2034 (b)                         569,386         566,600
CS First Boston Mortgage Securities Corp.,
   Series 2004-AR7, Class 2A1
   4.889% due 06/25/2009 (b)                       2,110,911       2,119,844
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                             550,000         544,997
FHLMC Structured Pass Through Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                              516,050         550,143
First Investors Auto Owner Trust, Series
   2002-A, Class A
   3.46% due 12/15/2008                               15,959          15,964
First Union National Bank Commercial Mortgage
   Trust, Series 2001-C2, Class Al
   6.204% due 01/12/2043                           2,745,969       2,907,313
First Union National Bank Commercial Mortgage
   Trust, Series 2002-C1, Class Al
   5.585% due 08/12/2010                             919,760         964,915
GE Capital Commercial Mortgage Corp., Series
   2001-1, Class Al
   6.079% due 10/15/2010                             160,083         169,086
GE Capital Commercial Mortgage Corp., Series
   2001-3, Class A2
   6.07% due 06/10/2038                            1,125,000       1,229,255
GE Capital Commercial Mortgage Corp., Series
   2002-2A, Class A3
   5.349% due 08/11/2036                             750,000         786,023
GMAC Commercial Mortgage Security, Inc.,
   Series 1997-C1, Class A3
   6.869% due 08/15/2007                             306,644         324,413

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------     -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                          $2,412,337    $  2,419,792
Hilton Hotels Pool Trust, Series 2000-HL TA,
   Class B
   2.81% due 10/03/2015 (b)                          335,000         338,249
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2002-C1, Class A3
   5.376% due 07/12/2037                           2,620,000       2,746,913
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-CBX, Class A2
   3.89% due 11/12/2039                              750,000         747,117
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                           1,500,000       1,677,635
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class Al
   6.774% due 06/15/2021 (b)                          82,062          83,274
Merrill Lynch Mortgage Investors, Inc.,
   Series 1997-C1, Class A3
   7.12% due 06/18/2029                              195,979         205,928
Merrill Lynch Mortgage Investors, Inc.,
   Series 2004-A1, Class 2A1
   4.67% due 02/25/2034 (b)                        1,543,532       1,541,658
Merrill Lynch Mortgage Investors, Inc.,
   Series 2004-A4, Class Al
   4.298% due 08/25/2034                           1,197,629       1,185,554
Morgan Stanley Capital I, Inc., Series
   2003-KIDS, Class A
   3.077% due 07/14/2008 (b)                         435,582         437,558
Salomon Brothers Commercial Mortgage
   Securities VII, Series 2000-C3,
   Class A2
   6.592% due 12/18/2033                             610,000         674,146
Salomon Brothers Commercial Mortgage
   Securities, Class A3, Series 2001-C1
   6.428% due 12/18/2035                           1,250,000       1,376,651
Structured Asset Securities Corp., Series
   1998-RF2, Class A
   8.551% due 07/15/2027 (b)                         819,604         872,573
Washington Mutual, Series 2003-AR1, Class A6
   4.505% due 03/25/2033 (b)                         144,262         145,492
Washington Mutual, Series 2003-AR6, Class Al
   4.362% due 06/25/2033 (b)                       1,873,671       1,878,471
Washington Mutual, Series 2004-AR11, Class A
   4.73% due 10/25/2034 (b)                        3,311,390       3,300,190
                                                                ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $57,891,438)                                              $ 57,832,278
                                                                ------------

ASSET BACKED SECURITIES - 4.12%
ACLC Business Loan Receivables Trust, Series
   2002-1A, Class Al
   5.408% due 12/15/2022                              47,886          47,886
California Infrastructure Development, Series
   1997-1, Class A7
   6.42% due 09/25/2008                              678,840         699,294
Centex Home Equity Loan Trust, Series 2004-D,
   Class AF4
   4.68% due 06/25/2032                           $  780,000    $    783,169
Chase Funding Mortgage Loan, Series 2003-1,
   Class 1A3
   3.14% due 07/25/2023                              296,125         295,786
Chase Funding Mortgage Loan, Series 2003-2,
   Class 1A3
   2.864% due 03/25/2007                             470,000         468,435
Countrywide Asset- Backed Certificates, Inc.,
   Series 2004-10, Class AF3
   3.842% due 02/01/2005 (b)                         775,000         766,050
Countrywide Asset-Backed Certificates, Inc.,
   Series 2004-12, Class 2AV2
   2.697% due 04/25/2035                           1,625,000       1,625,000
Drivetime Auto Owner Trust, Series 2004-A,
   Class A3
   2.419% due 08/15/2008                           1,350,000       1,331,437
Government Lease Trust, Series 1999-GSA1,
   Class A2
   6.18% due 05/18/2005                              419,667         421,546
GRCT Consumer Loan Trust, Series 2001-1 A,
   Class 2BRV
   6.251% due 02/15/2020 (b)                         202,705         209,667
IndyMac Home Equity Loan Asset-Backed Trust,
   Series 2004-B, Class A2B
   2.78% due 11/25/2034                              750,000         750,013
Morgan Stanley ABS Capital I, Series
   2004-OP1, Class A2B
   2.707% due 11/25/2034                           1,500,000       1,500,000
New Century Home Equity Loan Trust,
   Series 2007-A, Class AII5
   5.25% due 07/25/2034 (b)                          990,000         997,052
Onyx Acceptance Auto Trust, Series 2002-C,
   Class A4
   4.07% due 04/15/2009                              750,000         754,774
Peco Energy Transition Trust, Series 1999-A,
   Class A7
   6.13% due 03/01/2009                            1,440,000       1,539,858
Residential Asset Mortgage Products, Inc.,
   Series 1999-KS4, Class AI4
   7.22% due 06/25/2028                              310,712         318,882
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AI-4
   4.767% due 10/25/2032 (b)                       1,125,000       1,127,975
Residential Asset Mortgage Products, Inc.,
   Series 2004-RZ3, Class AI4
   4.572% due 05/25/2033 (b)                         650,000         643,399
Specialty Underwriting & Residential Finance,
   Series 2004-BC4 Class A2B
   2.73% due 10/25/2035                            1,750,000       1,751,663
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A13
   2.717% due 09/25/2034                           2,750,000       2,748,272
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   2.717% due 09/25/2034                           1,125,000       1,122,726

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                    -----------   ------------
ASSET BACKED SECURITIES
(CONTINUED)
USAA Auto Owner Trust, Series 2004-3, Class A3
    3.16% due 02/17/2009                            $ 1,450,000   $  1,443,862
Vanderbilt Acquisition Loan Trust, Series
    2002-1, Class A3
    5.70% due 09/07/2023                                750,000        772,149
Wells Fargo Home Equity, Series 2004-2,
    Class A15
    4.89% due 09/25/2034 (b)                          2,500,000      2,515,587
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
(Cost $24,736,860)                                                $ 24,634,482
                                                                  ------------
SHORT TERM INVESTMENT - 0.17%
State Street Navigator Securities
    Lending Prime Portfolio (c)                     $   994,110   $    994,110
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $994,110)                                                   $    994,110
                                                                  ------------
REPURCHASE AGREEMENTS - 13.55%
Repurchase Agreement with State Street
    Corp. dated 12/31/2004 at 0.90% to
    be repurchased at $80,965,072 on
    01/03/2005, collateralized by
    $25,170,000 U.S. Treasury Bonds,
    9.00% due 11/15/2018 (valued at
    $36,685,275, including interest) and
    $38,495,000 U.S. Treasury Bonds,
    6.125% due 08/15/2029 (valued at
    $45,905,288, including interest).               $80,959,000   $ 80,959,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $80,959,000)                                              $ 80,959,000
                                                                  ------------
TOTAL INVESTMENTS (DIVERSIFIED BOND TRUST)
    (COST $629,164,691) - 106.68%                                 $637,436,872
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.68)%                    (39,922,033)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $597,514,839
                                                                  ============

INVESTMENT QUALITY BOND TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                    -----------   ------------
U.S. TREASURY OBLIGATIONS - 13.78%
TREASURY INFLATION PROTECTED
SECURITIES (d) - 2.47%
    1.875% due 07/15/2013                           $ 6,280,997   $  6,461,085
    2.00% due 07/15/2014                              5,062,900      5,223,490
                                                                  ------------
                                                                    11,684,575
U.S. TREASURY BONDS - 11.31%
    6.25% due 08/15/2023                              1,535,000      1,797,089
    6.75% due 08/15/2026                              1,000,000      1,247,344
    7.50% due 11/15/2016                              3,600,000      4,600,548
    7.875% due 02/15/2021                             4,300,000      5,809,704
    8.125% due 08/15/2021                            14,920,000     20,658,367
    8.125% due 08/15/2019****                         6,550,000      8,940,239
    8.75% due 05/15/2017 to 08/15/2020                2,000,000      2,846,680
    8.875% due 08/15/2017 to 02/15/2019             $ 5,225,000   $  7,509,862
                                                                  ------------
                                                                    53,409,833
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $59,335,216)                                                $ 65,094,408
                                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.51%

FEDERAL HOME LOAN BANK - 0.81%
    5.75% due 05/15/2012                                575,000        629,366
    5.80% due 09/02/2008                              3,000,000      3,213,207
                                                                  ------------
                                                                     3,842,573
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.20%
    5.25% due 01/15/2006                              6,000,000      6,128,566
    6.30% due 03/15/2023                                154,514        158,453
    6.50% due 04/01/2029 to 07/01/2034                  525,734        552,105
    6.625% due 09/15/2009                             3,000,000      3,355,023
    7.50% due 06/01/2010 to 05/01/2028                  196,627        210,465
                                                                  ------------
                                                                    10,404,572
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 11.45%
    4.841% due 06/01/2013                             1,665,036      1,688,214
    5.00% due 03/01/2019 to 06/01/2019               18,275,879     18,580,525
    5.64% due 12/01/2011                              1,711,746      1,823,081
    5.77% due 03/01/2009                              2,683,879      2,835,743
    6.085% due 10/01/2011                             1,220,545      1,320,622
    6.133% due 11/01/2011 to 03/15/2012              5,188,658       5,722,087
    6.18% due 07/01/2008                                335,064        355,556
    6.25% due 03/01/2012                              1,143,970      1,245,333
    6.27% due 11/01/2007                              1,524,568      1,604,665
    6.28% due 04/01/2011                              1,000,000      1,088,672
    6.34% due 01/01/2008                                256,916        271,425
    6.43% due 01/01/2008                                292,453        309,797
    6.44% due 02/01/2011                              3,560,180      3,890,133
    6.447% due 01/01/2008                             1,380,370      1,462,795
    6.46% due 06/01/2009                              1,406,412      1,522,250
    6.50% due 09/01/2031                                  2,173          2,281
    6.625% due 09/15/2009                             5,000,000      5,582,870
    6.837% due 10/01/2007                               149,666        158,239
    7.00% due 06/01/2029                                  5,374          5,702
    7.04% due 03/01/2007                                619,601        652,307
    3.125% due 12/15/2007                             4,000,000      3,960,608
                                                                  ------------
                                                                    54,082,905
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.90%
    6.50% due 01/15/2033                                348,045        366,471
    6.00% due 08/15/2008 to 03/15/2033                1,975,260      2,059,170
    6.50% due 07/15/2008 to 06/15/2032                1,123,601      1,184,249
    7.00% due 04/15/2023 to 03/15/2029                3,625,759      3,862,847
    7.50% due 06/15/2022 to 10/15/2029                1,333,264      1,438,185
    8.00% due 07/15/2030 to 10/15/2030                   47,102         51,137
                                                                  ------------
                                                                     8,962,059

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                 -----------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

HOUSING & URBAN DEVELOPMENT - 0.15%
  7.498% due 08/01/2011                          $   600,000   $    679,071
                                                               ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $77,862,153)                                             $ 77,971,180
                                                               ------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.80%

CANADA - 0.43%
Province of Quebec
  8.625% due 01/19/2005                            2,000,000      2,005,090

RUSSIA -0.11%
Russian Federation
  zero coupon, Step up to 5.00% on
     03/31/2007 due 03/31/2030                       500,000        517,200

SOUTH AFRICA - 0.12%
Republic of South Africa
  7.375% due 04/25/2012                              510,000        583,950

TRINIDAD AND TOBAGO - 0.14%
Republic of Trinidad & Tobago
  9.75% due 07/01/2020                               500,000        679,165
                                                               ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,650,598)                                              $  3,785,405
                                                               ------------
CORPORATE BONDS - 52.78%

ADVERTISING - 0.07%
Advanstar Communications, Inc.
  10.75% due 08/15/2010                               85,000         95,944
RH Donnelley Finance Corp., Series I
  10.875% due 12/15/2012                             180,000        213,750
                                                               ------------
                                                                    309,694
AEROSPACE - 0.26%
Argo Tech Corp.
  9.25% due 06/01/2011                                90,000         98,775
Northrop Grumman Corp.
  7.875% due 03/01/2026                              115,000        144,840
Raytheon Company
  4.85%due01/15/2011                                 800,000        819,682
Sequa Corp.
  9.00% due 08/01/2009                               130,000        146,575
                                                               ------------
                                                                  1,209,872
AGRICULTURE - 0.49%
Archer-Daniels-Midland Company
  6.75% due 12/15/2027                             1,000,000      1,154,587
Monsanto Company
  7.375% due 08/15/2012                            1,000,000      1,169,279
                                                               ------------
                                                                  2,323,866
AIR TRAVEL - 0.92%
American Airlines
  3.857% due 07/09/2010                              230,133        226,804
Continental Airlines, Series 1997-4, Class 4A
  6.90% due 01/02/2018                             1,073,903      1,076,521
Continental Airlines, Series 981A
  6.648% due 09/15/2017                              803,530        780,472
Delta Air Lines Inc., Class G-l, Series 2002-1
  6.718% due 07/02/2024                              887,539        926,219
Northwest Airlines Corp., Series 2000-1
  8.072% due 04/01/2021                              746,377        834,057
Northwest Airlines Corp., Series 992A
  7.575% due 03/01/2019                              217,755        224,955
Southwest Airlines Company
  5.25% due 10/01/2014 (a)                           255,000        255,937
                                                               ------------
                                                                  4,324,965
ALUMINUM - 0.35%
Alcan Aluminum, Ltd.
  6.125% due 12/15/2033                              200,000        211,677
  6.45% due 03/15/2011                               440,000        489,191
Alcoa, Inc.
  6.75% due 01/15/2028 (a)                           800,000        933,151
                                                               ------------
                                                                  1,634,019
AUTO PARTS - 0.38%
ArvinMeritor, Inc.
  8.75% due 03/01/2012                               440,000        508,200
Dana Corp.
  7.00% due 03/01/2029                               300,000        299,250
Dura Operating Corp., Series B
  8.625% due 04/15/2012 (a)                           90,000         93,600
Tenneco Automotive, Inc.
  10.25% due 07/15/2013                               50,000         59,000
TRW Automotive, Inc.
  11.00% due 02/15/2013 (a)                          160,000        192,800
United Rentals North America, Inc.
  6.50% due 02/15/2012                               195,000        190,125
Visteon Corp.
  7.00% due 03/10/2014 (a)                           460,000        443,900
                                                               ------------
                                                                  1,786,875
AUTOMOBILES - 0.91%
Chrysler Corp.
  7.45% due 02/01/2097                             1,000,000      1,077,921
DaimlerChrysler North America Holding
  4.75% due 01/15/2008                             1,150,000      1,174,555
General Motors Corp.
  8.25% due 07/15/2023                             1,975,000      2,057,302
                                                               ------------
                                                                  4,309,778
BANKING - 6.30%
American Express Centurion Bank
  4.375% due 07/30/2009                              500,000        507,962
Bank of America Corp.
  4.375% due 12/01/2010                            1,750,000      1,175,211
  7.40% due 01/15/2011                             1,500,000      1,737,567
Bayerische Landesbank Girozentrale
  5.65% due 02/01/2009                               200,000        212,568
Chase Manhattan Corp.
  7.00% due 11/15/2009                             1,000,000      1,115,848
Chevy Chase Bank FSB
  6.875% due 12/01/2013                              100,000        103,250
Citicorp
  6.375% due 11/15/2008                              600,000        653,205

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURES INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                 -----------   ------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Credit National
  7.00% due 11/14/2005                           $ 1,300,000   $  1,338,471
Export-Import Bank of Korea
  4.125% due 02/10/2009                            1,300,000      1,296,467
First Financial Caribbean Corp.
  7.84% due 10/10/2006                               810,000        857,478
First Massachusetts Bank NA
  7.625% due 06/15/2011                            1,000,000       1,168,47
First Republic Bank of San Francisco
  7.75% due 09/15/2012                               825,000        882,750
First Union National Bank Chase
  6.645% due 06/15/2031                            3,000,000      3,278,011
First Union National Bank, Series BKNT
  6.919% due 12/15/2036                              500,000        595,293
  7.80% due 08/18/2010                             1,500,000      1,761,693
Frost National Bank
  6.875% due 08/01/2011                            1,000,000      1,120,045
HBOS PLC MTN
  6.00% due 11/01/2033                               820,000        854,061
Huntington National Bank
  4.90% due 01/15/2014 (a)                           500,000        494,852
National Australia Bank Ltd.
  8.60% due 05/19/2010                               175,000        207,849
National City Corp.
  6.875% due 05/15/2019                            1,000,000      1,142,774
NBD Bancorp
  8.25% due 11/01/2024                             2,000,000      2,560,272
Regions Financial Corp.
  7.00% due 03/01/2011                                95,000        108,409
Republic New York Corp.
  9.50% due 04/15/2014                             1,000,000      1,315,703
Royal Bank Scotland Group PLC
  6.40% due 04/01/2009                             2,750,000      2,990,666
Sanwa Bank Limited New York Branch
  7.40% due 06/15/2011                               450,000        515,939
Wells Fargo Bank NA
  7.55% due 06/21/2010                             1,000,000      1,161,506
                                                               ------------
                                                                 29,736,321
BROADCASTING - 1.38%
Canwest Media, Inc.
  10.625% due 05/15/2011                             190,000        213,275
Chancellor Media Corp.
  8.00% due 11/01/2008                               400,000        449,114
Clear Channel Communications, Inc.
  7.65% due 09/15/2010 (a)                           675,000        768,028
Comcast Cable Communications
  8.50% due 05/01/2027                             1,400,000      1,858,059
Corus Entertainment, Inc.
  8.75% due 03/01/2012                               160,000        175,600
Grupo Televisa S.A.
  8.50% due 03/11/2032                               300,000        347,250
News America Holdings, Inc.
  7.75% due 01/20/2024                               950,000      1,126,588
Quebecor Media, Inc.
  zero coupon, Step up to 13.75% on
  07/15/06 due 07/15/2011                             85,000         84,150
  11.125% due 07/15/2011                             380,000        434,150
Viacom, Inc.
  7.75% due 06/01/2005                             1,035,000      1,053,418
                                                               ------------
                                                                  6,509,632
BUILDING MATERIALS & CONSTRUCTION - 0.92%
American Standard, Inc.
  7.375% due 02/01/2008                              450,000        493,571
Erico International Corp.
  8.875% due 03/01/2012                               45,000         47,250
Lowe's Companies, Inc.
  6.50% due 03/15/2029 (a)                         1,100,000      1,246,060
  7.50% due 12/15/2005                               350,000        364,380
Masco Corp.
  5.75% due 10/15/2008                               700,000        740,673
SCL Terminal Aereo Santiago SA
  6.95% due 07/01/2012                             1,376,840      1,472,793
                                                               ------------
                                                                  4,364,727
BUSINESS SERVICES - 0.39%
Federal Express Corp., Series 1998 1A
  6.72% due 01/15/2022                             1,262,968      1,420,170
Xerox Corp.
  7.20% due 04/01/2016                               115,000        123,050
  7.625% due 06/15/2013                              115,000        126,212
  9.75% due 01/15/2009                               135,000        158,625
                                                               ------------
                                                                  1,828,057
CABLE AND TELEVISION - 0.85%
AOL Time Warner, Inc.
  7.625% due 04/15/2031                              210,000        254,050
Cablevision Systems Corp.
  8.00% due 04/15/2012                               245,000        261,537
Cox Communications, Inc.
  7.125% due 10/01/2012                              615,000        689,330
Cox Enterprises, Inc.
  4.375% due 05/01/2008                              475,000        474,569
CSC Holdings, Inc.
  7.625% due 07/15/2018                              120,000        126,900
Echostar DBS Corp.
  6.375% due 10/01/2011                              395,000        403,887
LBI Media Holdings, Inc.
  zero coupon, Step up to 11.00% on
     10/15/2008 due 10/15/2013                       155,000        113,925
Lodgenet Entertainment Corp.
  9.50% due 06/15/2013                                80,000         88,400
Mediacom Broadband LLC
  11.00% due 07/15/2013                               35,000         37,625
Mediacom LLC/Mediacom Capital Corp.
  9.50% due 01/15/2013 (a)                           260,000        260,975
Rogers Cable Inc.
  6.25% due 06/15/2013 (a)                           205,000        205,513
Shaw Communications, Inc.
  8.25% due 04/11/2010                                85,000         96,688

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURES INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT            VALUE
                                             ---------------    ------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
TCI Communications, Inc.
  8.75% due 08/01/2015                        $      800,000    $ 1,020,367
                                                                -----------
                                                                  4,033,766

CELLULAR COMMUNICATIONS - 0.93%
AT&T Wireless Services, Inc.
  7.875% due 03/01/2011                              700,000        825,032
  8.125% due 05/01/2012                              420,000        507,714
  8.75% due 03/01/2031                               500,000        674,156
Cingular Wireless LLC
  7.125% due 12/15/2031                              500,000        570,982
Dobson Cellular Systems, Inc.
  8.375% due 11/01/2011(a)                           105,000        108,413
Nextel Communications, Inc.
  7.375% due 08/01/2015                              140,000        154,000
Rogers Wireless, Inc.
  9.625% due 05/01/2011                              515,000        603,838
Vodafone Group PLC
  7.75% due 02/15/2010                               825,000        957,377
                                                                -----------
                                                                  4,401,512

CHEMICALS - 0.48%
Acetex Corp.
  10.875% due 08/01/2009                              75,000         82,125
Arco Chemical Company
  9.799% due 02/01/2020                               80,000         91,200
Dow Chemical Company
  5.75% due 12/15/2008 (a)                           400,000        425,937
  6.00% due 10/01/2012                               400,000        437,018
Equistar Chemicals LP
  10.625% due 05/01/2011                             145,000        168,200
IMC Global, Inc., Series B
  10.875% due 06/01/2008 (a)                         345,000        414,000
  11.25% due 06/01/2011 (a)                           30,000         34,650
Lyondell Chemical Company, Series A
  9.625% due 05/01/2007                               70,000         77,000
Lyondell Chemical Company, Series B
  9.875% due 05/01/2007                              268,000        280,730
Methanex Corp.
  8.75% due 08/15/20 12(a)                            70,000         81,725
Millennium America, Inc.
  9.25% due 06/15/2008                                85,000         96,688
Nalco Company
  7.75% due 11/15/2011                                90,000         97,200
                                                                -----------
                                                                  2,286,473
COAL - 0.01%
Massey Energy Company
  6.625% due 11/15/2010                               55,000         57,475

COMPUTERS & BUSINESS EQUIPMENT - 0.13%
Computer Sciences Corp.
  7.375% due 06/15/2011                              145,000        168,756
Hewlett Packard Company
  6.50% due 07/01/2012 (a)                           400,000        447,949
                                                                -----------
                                                                    616,705

CONTAINERS & GLASS - 0.19%
Anchor Glass Container Corp.
  11.00% due 02/15/2013                              150,000        160,500
Crown European Holdings SA
  10.875% due 03/01/2013                             155,000        183,288
Owens Brockway Glass Container
  8.25% due 05/15/2013 (a)                           310,000        341,000
Stone Container Corp.
  9.25% due 02/01/2008                               185,000        204,425
                                                                -----------
                                                                    889,213

CRUDE PETROLEUM & NATURAL GAS - 035%
Burlington Resources Finance Company
  7.40% due 12/01/2031                               625,000        763,289
KN Energy, Inc.
  6.65% due 03/01/2005                               795,000        800,047
Premcor Refining Group, Inc.
  6.75% due 05/01/2014                                90,000         95,625
                                                                -----------
                                                                  1,658,961
DOMESTIC OIL - 1.14%
Chesapeake Energy Corp.
  7.50% due 09/15/2013                                60,000         65,325
Devon Financing Corp., ULC
  6.875% due 09/30/2011                            1,150,000      1,302,441
Enterprise Productions Operation LP
  5.60% due 10/15/2014                             1,000,000      1,008,870
Magnum Hunter Resources, Inc.
  9.60% due 03/15/2012                                59,000         66,965
Motiva Enterprises LLC
  5.20% due 09/15/2012                             1,100,000      1,132,818
Pemex Project Funding Master Trust
  8.625% due 02/01/2022                            1,000,000      1,163,500
Valero Energy Corp.
  8.75% due 06/15/2030                               465,000        622,432
                                                                -----------
                                                                  5,362,351
DRUGS & HEALTH CARE - 0.88%
Allegiance Corp.
  7.00% due 10/15/2026                             2,070,000      2,234,985
Beckman Instruments, Inc.
  7.45% due 03/04/2008                             1,065,000      1,173,378
Biovail Corp.
  7.875% due 04/01/2010 (a)                          285,000        294,975
Elan Finance PLC/Elan Finance Corp.
  7.75% due 11/15/2011                                80,000         85,200
Rite Aid Corp.
  8.125% due 05/01/2010                              335,000        354,262
                                                                -----------
ELECTRICAL EQUIPMENT - 0.46%                                      4,142,800
Energy Corp. of America, Inc. Series A
  9.50% due 05/15/2007                               370,000        353,350
Exelon  Generation Company LLC
  5.35% due 01/15/2014                               650,000        666,498
Nisource Finance Corp.
  3.20% due 11/01/2006                               600,000        594,614
Northern States Power-Minnesota
  6.50% due 03/01/2028                               500,000        557,663

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURES INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT            VALUE
                                             ---------------    ------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Teco Energy, Inc.
  7.00% due 05/01/2012                       $        10,000    $     10,925
                                                                ------------
                                                                   2,183,050

ELECTRICAL UTILITIES - 4.42%
AES Corp.
  9.00% due 05/15/2015                               275,000         314,875
Alabama Power Company
  5.875% due 12/01/2022                              470,000         496,835
American Electric Power Inc., Series A
  6.125% due 05/15/2006                            2,000,000       2,072,766
Arizona Public Service Company
  6.375% due 10/15/2011                            1,000,000       1,102,452
Avista Corp.
  9.75% due 06/01/2008                               320,000         371,027
Carolina Power & Light Company
  6.50% due 07/15/2012                             1,450,000       1,608,326
CMS Energy Corp.
  8.50% due 04/15/2011                                80,000          90,900
Commonwealth Edison Company
  6.15% due 03/15/2012 (a)                           315,000         346,273
Duke Energy Corp.
  5.375% due 01/01/2009                            1,000,000       1,048,086
Edison Mission Energy
  9.875% due 04/15/2011 (a)                          100,000         118,500
Florida Power & Light Company
  5.85% due 02/01/2033 (a)                           230,000         241,977
Midwest Generation LLC
  8.75% due 05/01/2034                               115,000         130,525
Nevada Power Company
  9.00% due 08/15/2013                               250,000         292,500
  10.875% due 10/15/2009                             110,000         127,050
New York State Electric & Gas Corp.
  5.75% due 05/01/2023                               550,000         562,246
NSTAR
  8.00% due 02/15/2010                             2,000,000       2,336,676
Ohio Edison Company
  4.00% due 05/01/2008                             1,200,000       1,199,687
Old Dominion Electric Coop.
  6.25% due 06/01/2011                             1,045,000       1,150,087
Oncor Electric Delivery Company
  6.375% due 05/01/2012                              615,000         678,266
Pacificorp Australia LLC
  6.15% due 01/15/2008                               825,000         880,506
Pacificorp Secured MTN
  6.375% due 05/15/2008                            1,000,000       1,073,932
PSEG Power LLC
  8.625% due 04/15/2031                              590,000         783,390
Puget Sound Energy, Inc.
  7.00% due 03/09/2029                               400,000         451,624
Southern California Edison Company
  6.00% due 01/15/2034 (a)                           750,000         796,806
Texas Genco LLC/Texas Genco Financing Corp.
  6.875% due 12/15/2014                              135,000         139,556
TXU Corp.
  4.80% due 11/15/2009                               550,000         550,985
  5.55% due 11/15/2014                               315,000         312,924
  6.50% due 11/15/2024                               550,000         550,918
Wisconsin Electric Power Company
  6.50% due 06/01/2028                               700,000         784,127
Wisconsin Energy Corp.
  6.20% due 04/01/2033                               250,000         266,539
                                                                ------------
                                                                  20,880,361
ELECTRONICS - 0.11%
Sanmina-SCI Corp.
  10.375% due 01/15/2010                             310,000         355,725

Solectron Corp.
  9.625% due 02/15/2009 (a)                          155,000         170,500
                                                                ------------
                                                                     526,225
ENERGY - 0.48%
Alliant Energy Resources, Inc.
  9.75% due 01/15/2013                               450,000         589,170
Aquila Inc.
  9.95 due 02/01/2011 (a)                            195,000         220,838
Midamerican Funding LLC
  6.75% due 03/01/2011                             1,000,000       1,112,827
Peabody Energy Corp.
  6.875% due 03/15/2013                              210,000         227,325
Reliant Energy, Inc.
  6.75% due 12/15/2014                               100,000          99,375
                                                                ------------
                                                                   2,249,535
FINANCIAL SERVICES - 11.70%
American Financial Group, Inc.
  7.125% due 04/15/2009                              340,000         374,939
Amerus Capital I
  8.85% due 02/01/2027                               750,000         815,993
Arch Western Finance
  6.75 due 07/01/2013                                130,000         134,225
Aries Vermogensverwaltungs
  9.60% due 10/25/2014                               500,000         615,000
Associates Corp. of North America
  8.55% due 07/15/2009                               600,000         707,756
BanPonce Financial Corp.
  6.80% due 12/21/2005                               260,000         266,962
Beneficial Corp.
  8.40% due 05/15/2008                               350,000         395,405
Capital One Multi Asset Execution Trust
  3.65% due 07/15/2011                             3,075,000       3,059,745
CB Richard Ellis Services, Inc.
  9.75% due 05/15/2010                                23,000          26,220
CTT Group, Inc.
  6.50% due 02/07/2006                             1,000,000       1,035,148
  7.625% due 08/16/2005                              250,000         257,202
Commercial Credit Group, Inc.
  7.375% due 04/15/2005                            1,000,000       1,012,707
Credit Suisse First Boston USA, Inc.
  6.125% due 11/15/2011                            1,300,000       1,417,617
Equitable Companies, Inc.
  7.00% due 04/01/2028                             1,000,000       1,153,379
Erac USA Finance Company
  8.00% due 01/15/2011                             2,100,000       2,472,089

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURES INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT            VALUE
                                             ---------------    ------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Farmers Exchange Capital
  7.05% due 07/15/2028                           $   425,000    $  435,321
Ford Motor Credit Company
  7.375% due 10/28/2009                            3,700,000     3,991,072
  7.875% due 06/15/2010                            2,050,000     2,258,608
General Electric Capital Assurance Company,
  Series 2003-1 Class A5
  5.742% due 05/12/2035                              660,000       687,785
General Electric Capital Corp.
  6.125% due 02/22/2011                              500,000       547,695
General Electric Capital Corp., MTN
  6.75% due 03/15/2032                             2,475,000     2,896,864
General Motors Acceptance Corp.
  6.875% due 09/15/2011                            1,000,000     1,024,793
  7.25% due 03/02/2011                             1,000,000     1,046,962
Goldman Sachs Group, Inc.
  6.125% due 02/15/2033                              955,000       992,122
Hartford Financial Services Group, Inc.
  7.90% due 06/15/2010                               200,000       231,260
Household Finance Corp.
  6.375% due 11/27/2012                              815,000       900,480
  7.00% due 05/15/2012                               985,000     1,124,847
International Lease Finance Corp.
  5.75% due 10/15/2006                               700,000       728,725
John Deere Capital Corp.
  7.00% due 03/15/2012 (a)                           400,000       461,185
Jostens IH Corp.
  7.625% due 10/01/2012                               15,000        15,600
JSG Funding PLC
  9.625% due 10/01/2012                              100,000       111,500
Lehman Brothers Holdings, Inc.
  4.375% due 11/30/2010                              500,000       500,515
Manufacturers & Traders Trust Company
  8.00% due 10/01/2010                             1,250,000     1,482,440
Marsh & McLennan Companies, Inc.
  5.875% due 08/01/2033                              500,000       463,279
  7.125% due 06/15/2009                            1,145,000     1,242,690
Mizuho Financial Group Cayman, Ltd.
  5.79% due 04/15/2014                               900,000       945,359
Morgan Stanley
  6.75% due 04/15/2011                               790,000       886,094
Morgan Stanley Capital I, Inc.
  6.21% due 11/15/2031                             3,000,000     3,220,647
Morgan Stanley Dean Witter
  6.60% due 04/01/2012 (a)                         1,000,000     1,115,317
Nationwide Financial Services, Inc.
  6.25% due 11/15/2011                               710,000       774,097
Pemex Finance, Ltd.
  8.875% due 11/15/2010                              650,000       763,568
Pemex Project Funding Master Trust
  9.125% due 10/13/2010                            1,000,000     1,199,000
Private Export Funding Corp., Series WW
  6.62% due 10/01/2005                             2,000,000     2,054,830
Sun Canada Financial Company
  7.25% due 12/15/2015                             1,700,000     1,923,103
Sunamerica, Inc.
  8.125% due 04/28/2023                            1,000,000     1,282,307
The Goldman Sachs Group, Inc.
  6.875% due 01/15/2011                              800,000       902,542
TIAA Global Markets
  4.125% due 11/15/2007                              740,000       749,436
UFJ Finance Aruba AEC
  6.75% due 07/15/2013                               825,000       919,356
United States Bancorp Oregon
  7.50% due 06/01/2026                             2,774,000     3,456,992
Western Financial Bank
  9.625% due 05/15/2012                              150,000       171,000
                                                                ----------
                                                                55,251,778
FOOD & BEVERAGES - 1.31%
Cia Brasileira de Bebidas
  8.75% due 09/15/2013                             1,450,000     1,689,250
Kraft Foods, Inc.
  5.625% due 11/01/2011                              450,000       476,524
  6.50% due 11/01/2031                             1,230,000      1357,028
Pepsi Bottling Group, Inc., Series B
  7.00% due 03/01/2029                               500,000       602,583
Tricon Global Restaurants, Inc.
  7.65% due 05/15/2008                               535,000       596,722
Tyson Foods, Inc.
  8.25% due 10/01/2011                             1,200,000     1,424,940
United Agri Products, Inc.
  8.25% due 12/15/2011                                22,000        23,595
                                                                ----------
                                                                 6,170,642
FOREST PRODUCTS - 0.27%
Weyerhaeuser Company
  6.75% due 03/15/2012 (a)                           800,000       901,465
  7.95% due 03/15/2025                               300,000       369,038
                                                                ----------
                                                                 1,270,503
GAS & PIPELINE UTILITIES - 0.77%
Duke Energy Field Services
  5.75%due 11/15/2006                                250,000       259,059
El Paso Production Holding Company
  7.75% due 06/01/2013                                95,000        99,512
Kinder Morgan Energy Partners
  7.125% due 03/15/2012                              800,000       914,578
Northern Border Partners, LP
  7.10% due 03/15/2011                             1,000,000     1,120,244
Praxair, Inc.
  6.50% due 03/01/2008                               605,000       654,376
Williams Companies, Inc.
  7.125% due 09/01/2011                              530,000       579,025
                                                                ----------
                                                                 3,626,794
HEALTHCARE SERVICES - 0.04%
Radiologix, Inc.
  10.50% due 12/15/2008 (a)                          180,000       198,000

HOMEBUILDERS - 0.64%
Beazer Homes USA, Inc.
  8.625% due 05/15/2011                              240,000       261,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT        VALUE
                                             -----------  -----------
CORPORATE BONDS (CONTINUED)

HOMEBUILDERS (CONTINUED)
Centex Corp.
   7.875% due 02/01/2011 (a)                 $ 1,000,000  $ 1,168,101
D. R. Horton, Inc.
   9.75% due 09/15/2010 (a)                      265,000      320,650
Pulte Homes, Inc.
   8.125% due 03/01/2011                         930,000    1,105,909
Standard Pacific Corp.
   9.50% due 09/15/2010 (a)                      145,000      155,875
                                                          -----------
                                                            3,012,135

HOTELS & RESTAURANTS - 0.36%
Aztar Corp.
   9.00% due 08/15/2011                           80,000       88,200
Carrols Corp.
   9.00% due 01/15/2013                           20,000       20,700
El Pollo Loco, Inc.
   9.25% due 12/15/2009                          125,000      131,562
Mandalay Resort Group
   10.25% due 08/01/2007                         135,000      152,550
MGM Mirage
   6.00% due 10/01/2009                          385,000      394,625
Park Place Entertainment Corp.
   8.125% due 05/15/2011 (a)                     455,000      525,525
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                          85,000       88,613
Riviera Holdings Corp.
   11.00% due 06/15/2010                         185,000      206,738
Station Casinos, Inc.
   6.00% due 04/01/2012                           95,000       96,781
                                                          -----------
                                                            1,705,294

HOUSEHOLD PRODUCTS - 0.28%
Procter & Gamble, Series A
   9.36% due 01/01/2021                        1,000,000    1,327,710

INDUSTRIAL MACHINERY - 0.08%
Case New Holland, Inc.
   9.25% due 08/01/2011                          235,000      261,438
The Manitowoc Company, Inc.
   10.50% due 08/01/2012 (a)                      80,000       92,000
                                                          -----------
                                                              353,438

INSURANCE - 5.05%
AAG Holding Company, Inc.
   6.875% due 06/01/2008                       1,710,000    1,801,422
ACE Capital Trust II
   9.70% due 04/01/2030                          725,000      963,366
Amerus Group Company
   6.95% due 06/15/2005                          715,000      724,937
Dai Ichi Mutual Life Insurance Company
   5.73% due 03/17/2014                          700,000      715,646
Equitable Life Assurance Society
   7.70% due 12/01/2015                          680,000      806,538
Everest Reins Hodinggs, Inc.
   8.75% due 03/15/2010                          330,000      391,058
Fidelity National Financial, Inc.
   7.30% due 08/15/2011                        1,000,000    1,097,237
Florida Windstorm Underwriting Association,
   Series 1999
   7.125% due 02/25/2019                       3,720,000    4,340,749
Jackson National Life Insurance Company
   8.15% due 03/15/2027                        1,500,000    1,865,928
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                       1,700,000    1,779,868
Metropolitan Life Golbal Mountain
   4.25% due 07/30/2009                          500,000      503,280
Mony Group, Inc.
   7.45% due 12/15/2005                          650,000      673,416
Nationwide Mutual Insurance Company
   8.25% due 12/01/2031                        1,000,000    1,235,879
New York Life Insurance Company
   5.875% due 05/15/2033                         265,000      274,180
Ohio National Life Insurance Company
   8.50% due 05/15/2026                        1,150,000    1,364,915
Premium Asset Trust
   4.125% due 03/12/2009                         650,000      635,982
Principal Life Global Funding I
   6.125% due 10/15/2033                         805,000      839,248
Prudential Financial
   7.65% due 07/01/2007                          650,000      706,861
Reinsurance Group of America, Inc.
   6.75% due 12/15/2011                        1,000,000    1,112,890
Safeco Corp.
   4.875% due 02/01/2010                         425,000      435,158
   7.25% due 09/01/2012                          134,000      152,957
The St. Paul Companies, Inc.
   5.75% due 03/15/2007                          575,000      598,221
Unumprovident Corp.
   7.625% due 03/01/2011 (a)                      10,000       10,475
XL Capital Finance PLC
   6.50% due 01/15/2012                          765,000      837,318
                                                          -----------
                                                           23,867,529

INTERNATIONAL OIL - 0.06%
Canadian Natural Resources Ltd.
   6.45% due 06/30/2033                          275,000      297,181

INTERNET RETAIL - 0.23%
Inter Active Corp.
   7.00% due 01/15/2013                        1,000,000    1,103,068

INVESTMENT COMPANIES - 0.26%
Canadian Oil Sands
   7.90% due 09/01/2021                        1,000,000    1,201,325

LEISURE TIME - 0.46%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                        1,500,000    1,834,677
Oed Corp./ Diamond Jo
   8.75% due 04/15/2012                          170,000      166,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital
   Corp.
   6.625% due 12/01/2014                         180,000      178,200
                                                          -----------
                                                            2,179,477

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT      VALUE
                                           ----------  ----------
CORPORATE BONDS (CONTINUED)

MANUFACTURING - 0.07%
Koppers, Inc.
   9.875% due 10/15/2013                   $  155,000  $  176,700
SPX Corp.
   6.25% due 06/15/2011 (a)                    60,000      63,300
   7.50% due 01/01/2013                       100,000     108,500
                                                       ----------
                                                          348,500

MEDICAL-HOSPITALS - 0.19%
HCA, Inc.
   7.875% due 02/01/2011                      375,000     413,063
IASIS Healthcare LLC
   8.75% due 06/15/2014                        85,000      92,650
NDCHealth Corp.
   10.50% due 12/01/2012                      175,000     188,125
Triad Hospitals, Inc.
   7.00% due 05/15/2012                       190,000     199,975
                                                       ----------
                                                          893,813

METAL & METAL PRODUCTS - 0.07%
Hawk Corp., Class A
   8.75% due 11/01/2014                        55,000      56,650
Inco, Ltd.
   5.70% due 10/15/2015 (a)                   250,000     260,400
                                                       ----------
                                                          317,050

MINING - 0.14%
Corporacion Nacional Del Cobre de Chile -
   CODELCO
   6.375% due 11/30/2012                      615,000     678,600

NEWSPAPERS - 0.22%
News America Holdings, Inc.
   9.25% due 02/01/2013 (a)                   810,000   1,043,863

PAPER - 0.92%
Abitibi-Consolidated, Inc.
   7.875% due 08/01/2009                      700,000     740,250
   8.55% due 08/01/2010 (a)                   410,000     444,338
Bowater Canada Finance Corp.
   7.95 %due 11/15/2011                       335,000     360,987
Georgia Pacific Corp.
   8.875% due 02/01/2010                      605,000     704,069
Longview Fibre Company
   10.00% due 01/15/2009                       55,000      60,088
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                      100,000     107,250
Temple-Inland, Inc.
   7.875% due 05/01/2012                      800,000     946,838
Westvaco Corp.
   7.95% due 02/15/2031                       515,000     629,147
Willamette Industries, Inc.
   7.00% due 02/01/2018                       300,000     337,031
                                                       ----------
                                                        4,329,998

PETROLEUM SERVICES - 0.71%
Baker Hughes, Inc.
   6.875% due 01/15/2029 (a)                  200,000     233,451
Halliburton Company
   5.50% due 10/15/2010                       685,000     721,495
Murphy Oil Corp.
   7.05% due 05/01/2029                       450,000     518,255
Noram Energy Corp.
   6.50% due 02/01/2008                     1,025,000   1,099,057
Pride International, Inc.
   7.375% due 07/15/2014                       95,000     103,788
Transocean Sedco Forex
   6.625% due 04/15/2011                      600,000     670,812
                                                       ----------
                                                        3,346,858

PHARMACEUTICALS - 0.40%
Schering Plough Corp.
   5.30% due 12/01/2013                       630,000     658,449
   6.50% due 12/01/2033                     1,070,000   1,204,421
                                                       ----------
                                                        1,862,870

PLASTICS - 0.03%
AEP Industry, Inc.
   9.875% due 11/15/2007                      130,000     132,275

PUBLISHING - 0.45%
Dex Media East LLC
   12.125% due 11/15/2012                      80,000      97,500
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
     11/15/2008 due 11/15/2013 (a)            140,000     109,725
E.W. Scripps Company
   6.625% due 10/15/2007                      500,000     542,303
Scholastic Corp.
   5.00% due 04/15/2013                       265,000     259,361
   5.75% due 01/15/2007                       355,000     367,965
Time Warner, Inc.
   7.25% due 10/15/2017                       625,000     727,696
                                                       ----------
                                                        2,104,550

RAILROADS & EQUIPMENT - 0.13%
Canadian National Railway Company
   7.375% due 10/15/2031                      500,000     616,325

REAL ESTATE - 1.35%
AMB Property LP
   7.50% due 06/30/2018                       420,000     482,750
Duke Realty Corp. LP, REIT
   5.25% due 01/15/2010                       555,000     573,082
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                    1,500,000   1,747,384
Host Marriott LP, REIT
   9.50% due 01/15/2007                       295,000     323,025
Lennar Corp.
   7.625% due 03/01/2009                      235,000     263,885
Liberty Property LP
   7.25% due 03/15/2011                     1,500,000   1,697,395
Regency Centers LP
   7.95% due 01/15/2011                       700,000     808,621
Spieker Properties LP, REIT
   7.25% due 05/01/2009                       450,000     499,793
                                                       ----------
                                                        6,395,935

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)


INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                               ------------  ------------
CORPORATE BONDS (CONTINUED)

RETAIL - 0.04%
Lazy Days R V Center, Inc.
   11.75% due 05/15/2012                       $    180,000  $    195,750

RETAIL GROCERY - 0.28%
General Mills Inc.
   6.00% due 02/15/2012                             425,000       461,184
Kroger Company
   6.75% due 04/15/2012 (a)                         775,000       875,024
                                                             ------------
                                                                1,336,208

RETAIL TRADE - 0.30%
Target Corp.
   6.35% due 01/15/2011                             500,000       557,381
Wal-Mart Stores, Inc.
   4.125%due 02/15/2011                             875,000       878,140
                                                             ------------
                                                                1,435,521

SANITARY SERVICES - 0.10%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                             425,000       450,500

STEEL - 0.04%
United States Steel LLC
   10.75% due 08/01/2008                            175,000       206,063

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.06%
Alaska Communications Systems
   9.875% due 08/15/2011                            115,000       123,625
Bellsouth Corp.
   4.75% due 11/15/2012                           1,125,000     1,131,907
Citizens Communications Company
   9.25% due 05/15/2011 (a)                         360,000       421,200
Deutsche Telekom International Finance BV
   8.25% due 06/15/2005                             500,000       511,652
France Telecom SA
   8.50% due 03/01/2011                           1,050,000     1,252,548
GCI Inc.
   7.25% due 02/15/2014                             195,000       195,000
Insight Midwest LP/ Insight Capital, Inc.
   10.50% due 11/01/2010                            235,000       257,325
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009 (a)                          85,000        89,038
PanAmSat Corp.
   9.00% due 08/15/2014                              55,000        61,325
Singapore Telecommunications, Ltd.
   7.375% due 12/01/2031                            800,000       976,327
                                                             ------------
                                                                5,019,947

TELEPHONE - 1.70%
Alltel Corp.
   7.875% due 07/01/2032                            300,000       377,495
Ameritech Capital Funding Corp.
   6.45% due 01/15/2018                           1,100,000     1,195,824
AT&T Corp.
   9.05% due 11/15/2011                             380,000       437,475
British Telecommunications PLC
   8.875% due 12/15/2030                          1,100,000     1,472,923
CenturyTel, Inc.
   7.875% due 08/15/2012                            225,000       264,783
GTE California, Inc., Series G
   5.50% due 01/15/2009                           1,000,000     1,041,794
MCI, Inc.
   5.908% due 05/01/2007                             60,000        61,425
   6.688% due 05/01/2009                            105,000       108,675
   7.735% due 05/01/2014                            130,000       139,750
Sprint Capital Corp.
   6.875% due 11/15/2028                          1,500,000     1,642,181
Verizon Communications, Inc.
   8.75% due 11/01/2021                           1,000,000     1,291,911
                                                             ------------
                                                                8,034,236

TOBACCO - 0.27%
Altria Group, Inc.
   7.00% due 11/04/2013                           1,070,000     1,159,397
Standard Commercial Corp.
   8.0 due 04/15/2012                               125,000       128,438
                                                             ------------
                                                                1,287,835
                                                             ------------
TOTAL CORPORATE BONDS (Cost $229,975,860)                    $249,227,804
                                                             ------------

MUNICIPAL BONDS - 2.41%

ARIZONA - 0.23%
Phoenix Arizona Civic Improvement Corp.
   6.30% due 07/01/2008                           1,010,000     1,090,992

CALIFORNIA - 0.87%
Los Angeles County California Pension,
   Series A
   8.62% due 06/30/2006                           1,500,000     1,615,185
San Bernardino County California, Series A
   5.15% due 08/01/2011                             915,000       942,184
Southern California Public Power Authority
   Project, Series B
   6.93% due 05/15/2017                           1,300,000     1,543,906
                                                             ------------
                                                                4,101,275

FLORIDA - 0.25%
Miami Beach Florida Redevelopment Agency Tax
   Increment Revenue
   8.95% due 12/01/2022                           1,000,000     1,179,180

INDIANA - 0.03%
Indiana Bond Bank Revenue
   5.02% due 01/15/2016                             135,000       135,420

MARYLAND - 0.07%
Maryland State Transportation Authority, Ltd.
   5.84% due 07/01/2011                             300,000       324,456

MICHIGAN - 0.30%
Detroit Michigan Downtown Development
   Authority
   6.20% due 07/01/2008                           1,335,000     1,437,715

NEW JERSEY - 0.03%
Jersey City New Jersey Municipal Utilities
   Authority
   4.55% due 05/15/2012                             150,000       148,422

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                       ------------    ------------
MUNICIPAL BONDS (CONTINUED)

NEW YORK - 0.10%
Sales Tax Asset Receivable Corp.,Series B
 4.25% due 10/15/2011                                  $    500,000    $    495,040

PENNSYLVANIA - 0.43%
Philidelphia Pennsylvania Authority,Series A
 5.59% due 04/15/2005                                     2,000,000       2,016,000

SOUTH CAROLINA - 0.10%
South Carolina Public Service Authority,
 Series B
 6.97% due 01/01/2005                                       475,000         475,000
                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $11,166,916)                               $ 11,403,500
                                                                       ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.83%
Asset Securitization Corp., Series 1997-D5,
 Class A1B
 6.66% due 02/14/2041                                     1,400,693       1,453,736
Banc of America Commercial Mortgage Inc.,
 Class A
 6.186%due 06/11/2035                                     3,000,000       3,287,822
Bear Stearns Commercial Mortgage Securities,
 Inc., Series 2003-T12, Class A4
 4.68% due 08/13/2039                                     3,000,000       2,995,894
Chase Commercial Mortgage Securities Corp.,
 Series 1998-1 Class A2
 6.56% due 05/18/2008                                     2,641,892       2,837,203
Chase Commercial Mortgage Securities Corp.,
 Series 1998-2 Class A2
 6.39% due 11/18/2008                                     2,500,000       2,701,914
Commercial Mortgage Asset Trust,
 Series 1999-C1, Class A3
 6.64% due 01/17/2032                                     3,000,000       3,292,741
LB-UBS Commercial Mortgage Trust,
 Series 2001-C7, Class A3
 5.642% due 12/15/2025                                    2,722,058       2,858,519
LB-UBS Commercial Mortgage Trust,
 Series 2002-C1, Class A4
 6.462% due 03/15/2031                                    1,500,000       1,677,635
Morgan Stanley Capital I, Inc., Class A
 6.54% due 07/15/2030                                     1,500,000       1,611,687
Morgan Stanley Dean Witter Capital I, Class A
 6.39% due 10/15/2035                                     2,000,000       2,217,353
Morgan Stanley Dean Witter Capital I, Class A2
 5.98% due 01/15/2039                                       300,000         326,233
Morgan Stanley Dean Witter Capital I,
 Series 2001, Class A4
 6.39% due 06/15/2011                                       840,000         929,457
Nomura Asset Securities Corp., Series 1998 D6
 Class A IB
 6.59% due 03/15/2030                                     2,850,000       3,082,732
Prudential Commercial Mortgage Trust,
 Series 2003-PWR1, Class A2
 4.493% due 02/11/2036                                    3,000,000       2,962,329
                                                                       ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,966,778)                                                     $ 32,235,255
                                                                       ------------

ASSET BACKED SECURITIES - 1.61%
AESOP Funding II LLC, Series 1998-1, Class A
 6.14% due 05/20/2006                                       500,000         503,907
AESOP Funding II LLC, Series 2003-4, Class A
 2.86% due 08/20/2009                                     1,740,000       1,685,342
Chase Manhattan Auto Owner Trust, Class A
 4.21% due 01/15/2009                                     2,000,000       2,016,667
Massachusetts RRB Special Purpose Trust,
 Series 2001-1, Class A
 6.53% due 06/01/2013                                       790,249         862,525
MBNA Credit Card Master Note Trust,
 Series 2001-A1, Class A
 5.75% due 10/15/2008                                     2,000,000       2,067,387
Onyx Acceptance Auto Trust, Series 2001-B,
 Class A4
 5.49% due 11/15/2007                                       179,833         179,993
Peco Energy Transition Trust, Series 2001 A
 6.52% due 12/31/2010                                       250,000         277,765
                                                                       ------------
TOTAL ASSET BACKED SECURITIES
(Cost $7,559,647)                                                      $  7,593,586
                                                                       ------------

SHORT TERM INVESTMENTS - 3.14%
State Street Navigator Securities
 Lending Prime Portfolio (c)                           $ 14,822,283    $ 14,822,283
                                                                       ------------

TOTAL SHORT TERM INVESTMENTS
(Cost $14,822,283)                                                     $ 14,822,283
                                                                       ------------

REPURCHASE AGREEMENTS - 4.05%
Deutsche Bank Tri-Party Repurchase
 Agreement dated 12/31/2004 at 1.60%
 to be repurchased at $19,145,552 on
 01/03/2005, collateralized by
 $19,578,000 U.S. Treasury Notes,
 3.00% due 12/31/2006 (valued at
 $19,545,948, including interest).                     $ 19,143,000    $ 19,143,000
                                                                       ------------

TOTAL REPURCHASE AGREEMENTS
(Cost $19,143,000)                                                     $ 19,143,000
                                                                       ------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND TRUST)
 (COST $454,482,452) - 101.91%                                         $481,276,421
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.91)%                          (9,033,202)
                                                                       ------------
TOTAL NET ASSETS - 100.00%                                             $472,243,219
                                                                       ============

TOTAL RETURN TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT           VALUE
                                                       ------------    ------------
PREFERRED STOCKS - 1.11%

BANKING - 0.69%
DG Funding Trust *                                              981    $ 10,496,700

FINANCIAL SERVICES - 0.42%
Federal National Mortgage Association ****                  112,600       6,375,975
                                                                       ------------
TOTAL PREFERRED STOCKS (Cost $15,966,921)                              $ 16,872,675
                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------    ------------
U.S. TREASURY OBLIGATIONS - 12.85%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 12.18%

 0.875% due 04/15/2010 ***                             $ 74,946,096    $ 74,217,095
 1.875% due 07/15/2013 ***                                  207,808         213,766
 3.00% due 07/15/2012 ***                                10,189,248      11,370,162
 3.375% due 01/15/2012 ***                                2,794,324       3,180,726
 3.50% due 01/15/2011 ***                                 8,662,113       9,837,588
 3.625% due 01/15/2008 ***                                2,362,480       2,573,350
 3.875% due 01/15/2009 ***                               65,279,643      73,166,730
 4.25% due 01/15/2010 ***                                 9,641,295      11,183,526
                                                                       ------------
                                                                        185,742,943

U.S. TREASURY BONDS - 0.21%
 8.875% due 02/15/2019 ***                                2,205,615       3,173,070

U.S. TREASURY NOTES - 0.46%
 2.50% due 09/30/2006 ***                                 6,100,000       6,047,339
 3.50% due 11/15/2009                                     1,000,000         995,312
                                                                       ------------
                                                                          7,042,651
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $191,642,086)                                                    $195,958,664
                                                                       ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.31%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.85%
 4.306% due 01/01/2029 (b) ***                            1,060,683       1,086,691
 5.00% due 05/01/2018 to 12/01/2018 ***                   4,649,871       4,725,858
 5.50% due 03/15/2015 ***                                    25,373          25,360
 6.00% due 03/01/2016 to 09/15/2032 ***                   1,892,410       1,970,189
 7.50% due 12/20/2029 to 08/15/2030 ***                   4,899,953       5,145,161
                                                                       ------------
                                                                         12,953,259

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 18.92%
 3.06% due 10/01/2040 (b)***                              1,580,661       1,614,319
 3.703% due 07/01/2009 (b)***                             1,290,692       1,305,131
 4.161% due 05/01/2036 (b)***                             8,532,220       8,673,163
 5.00% due 11/01/2017 to 03/01/2034 ***                  48,335,292      48,803,392
 5.00% TBA **                                           163,500,000     164,202,188
 5.50% due 11/01/2017                                     1,382,127       1,429,946
 5.50% due 11/01/2016 to 02/01/2034 ***                  12,532,792      12,934,468
 5.50% TBA**                                             30,600,000      31,421,500
 6.00% due 03/01/2013 to 04/01/2028 ***                   3,492,973       3,664,578
 6.50% due 03/01/2033 to 10/01/2033 ***                   1,000,100       1,049,135
 6.00% due 08/01/2032***                                 11,498,726      11,887,593
 6.50% due 01/01/2033 ***                                 1,501,174       1,563,125
                                                                       ------------
                                                                        288,548,538

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.70%
 2.75% due 01/20/2032 to
   02/20/2032 (b)***                                      5,069,784       5,095,778
 3.375% due 05/20/2023 to
   05/20/2030 (b)***                                      2,801,287       2,847,291
 3.75% due 09/20/2021 (b)***                                199,567         202,130
 4.00% due 10/20/2029 to
   11/20/2029 (b)***                                      2,466,382       2,516,268
                                                                       ------------
                                                                         10,661,467

SMALL BUSINESS ADMINISTRATION - 0.84%
 5.13% due 07/01/2023 ***                                   381,692         390,451
 5.52% due 06/01/2024***                                  6,878,435       7,158,257
 6.344% due 08/10/2011 ***                                4,624,054       4,866,520
 7.449% due 08/01/2010 ***                                  448,891         484,332
                                                                       ------------
                                                                         12,899,560
                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $322,826,166)                                                    $325,062,824
                                                                       ------------

FOREIGN GOVERNMENT OBLIGATIONS - 3.05%

BRAZIL - 0.92%
Federal Republic of Brazil
 3.062% due 04/15/2006 (b)***                             1,185,600       1,187,023
 3.125% due 04/15/2009 (b)***                               704,155         695,917
 8.00% due 04/15/2014***                                    222,826         227,973
 8.298% due 06/29/2009 (b)***                             4,100,000       4,827,750
 11.00% due 01/11/2012***                                 5,120,000       6,215,680
 11.50% due 03/12/2008 ***                                  800,000         938,800
                                                                       ------------
                                                                         14,093,143

MEXICO - 0.33%
Government of Mexico
 6.375% due 01/16/2013 ***                                2,420,000       2,577,300
 8.00% due 09/24/2022 ***                                 1,800,000       2,076,300
 8.125% due 12/30/2019 ***                                  100,000         117,350
 9.875% due 02/01/2010 ***                                  200,000         245,800
                                                                       ------------
                                                                          5,016,750

PANAMA - 0.32%
Republic of Panama
 8.25% due 04/22/2008 ***                                   700,000         777,000
 8.875% due 09/30/2027 ***                                2,200,000       2,420,000
 9.375% due 07/23/2012 ***                                1,400,000       1,659,000
                                                                       ------------
                                                                          4,856,000

PERU-0.81%
Republic of Peru
 9.125% due 02/21/2012 ***                               10,600,000      12,349,000

POLAND - 0.03%
Republic of Poland, Series RSTA
 4.75% due 10/27/2024 (b)***                                500,000         472,500

RUSSIA - 0.60%
Russian Federation
 zero coupon, Step up to 5.00% on
   03/31/2007 due 03/31/2030 ***                          8,800,000       9,102,720

SOUTH AFRICA - 0.04%
Republic of South Africa
 9.125% due 05/19/2009 ***                                  500,000         592,500
                                                                       ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $41,180,358)                                                     $ 46,482,613
                                                                       ------------

CORPORATE BONDS - 5.79%

AIR TRAVEL - 0.02%
American Airlines, Series 01-2, Class A-1
 6.978% due 04/01/2011 ***                                  300,823         300,678

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------    ------------
CORPORATE BONDS (CONTINUED)

AUTOMOBILES - 0.37%
DaimlerChrysler North America Holding
   2.96% due 05/24/2006 (b)***                         $  2,900,000    $  2,914,248
   4.75% due 01/15/2008 ***                               2,600,000       2,655,515
                                                                       ------------
                                                                          5,569,763

BANKING - 0.40%
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)***                           5,000,000       6,087,120

DOMESTIC OIL - 0.20%
Pemex Project Funding Master Trust
   3.54% due 01/07/2005 (b)***                            2,100,000       2,100,000
   7.375% due 12/15/2014 ***                                600,000         666,900
   8.625% due 02/01/2022 ***                                300,000         349,050
                                                                       ------------
                                                                          3,115,950

ELECTRICAL UTILITIES - 0.06%
AEP Texas Central Company, Series A
   3.54% due 02/15/2005 (b)***                              900,000         899,962

FINANCIAL SERVICES - 2.68%
Atlas Reinsurance PLC, Series A
   4.415% due 01/07/2005 (b)                              1,250,000       1,250,112
Ford Motor Credit Company
   3.24% due 11/16/2006 (b)***                            6,300,000       6,292,282
   7.50% due 03/15/2005 ***                               6,400,000       6,454,662
   7.60% due 08/01/2005 ***                               1,700,000       1,739,675
General Motors Acceptance Corp.
   3.328% due 10/20/2005 (b)***                           8,100,000       8,129,857
General Motors Acceptance Corp., Series MTN
   5.25% due 05/16/2005 ***                               1,200,000       1,211,146
Goldman Sachs Group, Inc., Series MTNB
   2.43% due 07/23/2009 (b)***                            7,700,000       7,731,262
Morgan Stanley Warehouse Facility
   2.65% due 07/06/2005 ***                               3,900,000       3,900,000
Phoenix Quake Wind, Ltd.
   4.47% due 07/03/2008 (b)                                 800,000         827,688
Phoenix Quake, Ltd.
   4.47% due 07/03/2008 (b)                                 800,000         827,688
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011 ***                                 113,000         110,740
UFJ Finance Aruba AEC
   6.75% due 07/15/2013 ***                               1,800,000       2,005,868
Vita Capital, Ltd., 2003-1
   3.355% due 01/01/2007 (b)                                400,000         401,136
                                                                       ------------
                                                                         40,882,116

GAS & PIPELINE UTILITIES - 0.63%
El Paso Corp.
   7.75% due 01/15/2032 (a)***                           10,000,000       9,575,000

INSURANCE - 0.47%
Residential Reinsurance, Ltd., Series 2003
   7.35% due 06/08/2006 (b)                               7,300,000       7,122,610

MANUFACTURING - 0.43%
Tyco International Group SA
   6.375% due 06/15/2005 ***                              6,500,000       6,594,835

TELEPHONE - 0.27%
AT&T Corp.
   9.05%due 11/15/2011 ***                                3,100,000       3,568,875
Sprint Capital Corp.
   6.125%due 11/15/2008 ***                                 500,000         536,212
                                                                       ------------
                                                                          4,105,087

TOBACCO - 0.26%
Philip Morris Companies, Inc.
   7.75% due 01/15/2027***                                3,600,000       4,040,543
                                                                       ------------
TOTAL CORPORATE BONDS (Cost $87,139,310)                               $ 88,293,664
                                                                       ------------

MUNICIPAL BONDS - 0.71%

CALIFORNIA - 0.44%
Golden State Tobacco Securitization Corp.,
   California, Series 2003-A-1
   6.25% due 06/01/2033                                   3,100,000       3,101,798
   6.75% due 06/01/2039***                                3,635,000       3,646,305
                                                                       ------------
                                                                          6,748,103

NEW YORK - 0.06%
New York State Environmental Facilities
   Corp., Residuals-Series 658
   7.96% due 06/15/2023 (b)***                              850,000         961,911

NORTH CAROLINA - 0.01%
North Carolina State Education Assistance
   Authority Revenue
   2.56% due 06/01/2009 (b)***                              178,592         178,587

WISCONSIN - 0.20%
Badger Tobacco Asset Securitization Corp.
   6.00% due 06/01/2017***                                2,900,000       2,879,787

Wisconsin State Clean Water Revenue
   5.10% due 06/01/2021 to 06/01/2022 ***                   135,000         143,428
                                                                       ------------
                                                                          3,023,215
                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $10,272,430)                               $ 10,911,816
                                                                       ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.94%
Bank of America Mortgage Securities, Inc.,
   Series 2004-1, Class 5A1
   6.50% due 02/25/2033 ***                                 949,412         965,018
Bank of America Mortgage Securities,
   Series 2002-K, Class 2A1
   5.597% due 10/20/2032 (b)***                             773,503         784,258
Bear Stearns ARM Trust,
   Series 2002-11, Class 1A2
   5.352% due 01/25/2033 (b)***                           2,649,135       2,683,196
Bear Stearns ARM Trust,
   Series 2002-9, Class 2A
   5.261% due 10/25/2032 (b)***                             223,835         224,456
Bear Stearns ARM Trust,
   Series 2003-8, Class 2A1
   4.905% due 01/25/2034 (b)***                           5,559,035       5,547,708
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 2002-P3A, Class A1
   2.695% due 08/25/2033 (b)***                           4,395,130       4,361,674

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)


                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------    ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
First Nationwide Trust,
 Series 2001-3, Class 1A1
 6.75% due 08/25/2031 ***                              $    171,434    $    173,775
GMAC Commercial Mortgage Security, Inc.,
 Series 99 C2, Class A
 6.57% due 09/15/2033 ***                                 1,386,420       1,408,540
Indymac Arm Trust, Series 2001-H2,Class A2
 6.598% due 01/25/2032 (b)***                                73,101          73,352
Mellon Residential Funding Corp.,
 Series 2000-TBC2, Class A1
 2.642% due 06/15/2030 (b)***                             6,884,248       6,863,300
Prime Mortgage Trust, Series 2004-CL1, Class
 1A2
 2.82% due 02/25/2034 (b)***                              1,982,112       1,984,836
Prime Mortgage Trust, Series 2004-CL1, Class
 2A2
 2.817% due 02/25/2034 (b)***                               476,711         477,396
Residential Funding Mortgage Securities I,
 Series 2002-SA2, Class A1
 5.585% due 09/25/2032 (b)***                               259,804         259,284
Structured Asset Securities Corp.,
 Series 2001-21A, Class 1A1
 6.25% due 01/25/2032 (b)***                                404,511         419,570
Structured Asset Securities Corp.,
 Series 2002-1A, Class 4A
 6.111%due 02/25/2032 (b)***                                125,655         125,740
Washington Mutual Mortgage Securities Corp.,
 Series 2002-AR9, Class 1A
 2.994% due 08/25/2042 (b)***                            11,419,393      11,518,204
Washington Mutual Mortgage Securities Corp.,
 Series 2002-S5, Class 1A1
 5.144% due 10/25/2032 (b)***                             1,077,390       1,091,973
Washington Mutual Mortgage Securities Corp.,
 Series 2003-AR1, Class 2A
 5.396% due 02/25/2033 (b)***                             5,856,206       5,926,860
                                                                       ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $45,044,556)                                                     $ 44,889,140
                                                                       ------------

ASSET BACKED SECURITIES - 4.65%
Brazos Student Finance Corp.,
 Series 1998-A, Class A2
 2.80% due 06/01/2023 (b)***                              1,809,833       1,828,108
Centex Home Equity Loan Trust,
 Series 2004-B, Class AV2
 2.517% due 03/25/2034 (b)***                             3,374,758       3,374,821
CWABS, Inc., Series 2004-5, Class 4A1
 2.53% due 08/25/2023 ***                                 1,027,755       1,027,774
CWABS, Inc., Series 2004-7, Class 2AV1
 2.567% due 12/25/2034 (b)***                             8,669,134       8,669,295
EMC Mortgage Loan Trust, Series 2001-A Class A
 2.787% due 08/25/2031 (b)***                             4,411,687       4,417,334
Equity One ABS, Inc., Series 2004-2, Class AF1
 2.527% due 07/25/2034 (b)***                             8,096,678       8,096,775
FHA 220 NP Reilly 60
 7.43% due 12/01/2023                                     1,199,097       1,213,698
Fremont Home Loan Trust,
 Series 2004-2, Class 2A1
 2.567% due 07/25/2034 (b)***                             3,204,135       3,203,135
Home Equity Mortgage Trust,
 Series 2004-4, Class A2
 2.407% due 12/25/2034 (b)***                             5,802,556       5,803,580
Irwin Low Balance Home Loan Trust,
 Series 2000-LB1, Class A
 2.792% due 06/25/2021 (b)***                               271,776         272,257
Nelnet Student Loan Trust,
 Series 2004-4, Class A1
 2.017% due 04/25/2011 (b)***                             4,300,000       4,298,658
Sears Credit Account Master Trust,
 Series 2002-4, Class A
 2.532% due 08/18/2009 (b)***                            14,200,000      14,210,659
Sears Credit Account Master Trust,
 Series 2002-5 A
 2.782% due 11/17/2009 (b)***                            13,100,000      13,109,167
Wells Fargo Home Equity Asset,
 Series 2004-2, Class A31
 2.577% due 06/25/2019 (b)***                             1,417,918       1,418,058
                                                                       ------------
TOTAL ASSET BACKED SECURITIES
(Cost $70,956,132)                                                     $ 70,943,319
                                                                       ------------

OPTIONS - 0.00%

CALL OPTIONS - 0.00%
Chicago Board of Trade American Call United
  States Treasury Bonds Futures
   Expiration 02/18/2005 at $115.00 *                        33,000          18,563
   Expiration 02/18/2005 at $116.00 *                        15,000           4,687
                                                                       ------------
                                                                             23,250
                                                                       ------------
TOTAL OPTIONS (Cost $42,180)                                           $     23,250
                                                                       ------------

SHORT TERM INVESTMENTS - 53.89%
Bank of America NA
   2.44% due 03/23/2005 to  03/28/2005                 $ 37,500,000    $ 37,500,000
Citibank NA
   2.38% due 03/07/2005                                  15,200,000      15,200,000
   2.465% due 03/29/2005                                 22,500,000      22,500,000
Federal Home Loan Bank Discount Notes
   zero coupon due 01/03/2005 to
    01/14/2005 ***                                      283,902,068     283,881,622
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 01/11/2005 to
    03/15/2005 ***                                      149,300,000     148,927,158
Federal National Mortgage Association
   Discount Notes
   zero coupon due 01/12/2005 to
    03/23/2005 ***                                      151,500,000     151,065,581
General Electric Capital Corp.
   2.32% due 02/24/2005 ***                              37,400,000      37,269,848
   2.34% due 03/01/2005 ***                                 200,000         199,233
General Motors Acceptance Corp.
   2.404% due 03/22/2005 ***                              2,500,000       2,486,644
   2.495% due 04/05/2005 ***                              1,500,000       1,490,228

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------  --------------
SHORT TERM INVESTMENTS (CONTINUED)
General Motors Acceptance Corp. (continued)
   2.535% due 04/05/2005 ***                           $  1,500,000  $    1,490,071
HSBC Bank USA Canada
   2.41% due 04/01/2005                                  29,500,000      29,500,000
Skandinaviska Enskilda Banken
   2.04% due 01/27/2005 ***                              39,500,000      39,441,803
State Street Navigator Securities Lending
   Prime Portfolio (c)                                    2,042,213       2,042,213
UBS Finance Delaware, Inc.
   2.18% due 01/03/2005 ***                              41,900,000      41,894,926
United States Treasury Bills
   zero coupon due 03/03/2005 to
   03/17/2005 *** ****                                    7,160,000       7,133,844
                                                                     --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $822,021,048)                                                  $  822,023,171
                                                                     --------------

REPURCHASE AGREEMENTS - 4.65%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $70,977,323 on
   01/03/2005, collateralized by
   $45,895,000 U.S. Treasury Notes,
   1.50% due 07/31/2005 (valued at
   $45,901,563, including interest) and
   $22,920,000 U.S. Treasury Notes,
   6.50% due 02/15/2010 (valued aat
   26,494,099, including interest) (c)                 $ 70,972,000  $   70,972,000
                                                                     --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $70,972,000)                                                   $   70,972,000
                                                                     --------------
TOTAL INVESTMENTS (TOTAL RETURN TRUST)
 (COST $1,678,063,187) - 110.95%                                     $1,692,433,136
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.95)%                       (167,084,106)
                                                                     --------------
TOTAL NET ASSETS - 100.00%                                           $1,525,349,030
                                                                     ==============

REAL RETURN BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                       ------------  --------------
U.S. TREASURY OBLIGATIONS - 99.59%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 99.59%
   0.875% due 04/15/2010                               $  6,056,400  $    5,997,489
   1.875% due 07/15/2013                                  5,206,200       5,355,472
   2.00% due 01/15/2014 to 07/15/2014                   116,705,980     120,670,520
   2.375% due 01/15/2025 ***                             14,304,966      15,296,815
   3.00% due 07/15/2012                                  68,869,395      76,851,220
   3.375% due 01/15/2007 to 04/15/2032                   70,866,354      80,293,621
   3.50% due 01/15/2011 ***                              38,892,566      44,170,404
   3.625% due 04/15/2028                                 22,467,020      29,491,469
   3.625% due 01/15/2008 ***                             32,432,004      35,326,820
   3.875% due 04/15/2029                                 48,045,393      65,931,059
   3.875% due 01/15/2009 ***                             25,302,309      28,359,334
   4.25% due 01/15/2010                                  26,141,570      30,323,202
                                                                     --------------
                                                                        538,067,425
                                                                     --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $530,730,559)                                                  $  538,067,425
                                                                     --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.45%

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.46%
   2.33% due 08/25/2034 (b)***                            2,485,292       2,481,887

SMALL BUSINESS ADMINISTRATION - 0.99%
   4.504% due 02/01/2014 ***                              1,960,467       1,945,348
   4.88% due 11/01/2024 ***                               3,400,000       3,414,015
                                                                     --------------
                                                                          5,359,363
                                                                     --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,845,758)                                                    $    7,841,250
                                                                     --------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.80%

BRAZIL - 0.57%
Federative Republic of Brazil
   8.00% due 04/15/2014***                                3,008,156       3,077,644

RUSSIA - 0.23%
Russian Federation
   8.25% due 03/31/2010***                                1,100,000       1,220,230
                                                                     --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,174,282)                                                    $    4,297,874
                                                                     --------------

CORPORATE BONDS - 4.21%

AUTOMOBILES - 0.85%
DaimlerChrysler NA Holding Corp., MTN Series D
   2.94% due 09/10/2007 (b)***                            4,600,000       4,615,070

CRUDE PETROLEUM & NATURAL GAS - 0.23%
Pemex Project Funding Master Trust
   9.25% due 11/05/2018 ***                               1,000,000       1,240,000

ENERGY - 0.59%
Halliburton Company
   2.85% due 01/26/2007 (b)***                            2,800,000       2,801,011
   3.52% due 10/17/2005 (b)***                              400,000         403,244
                                                                     --------------
                                                                          3,204,255

FINANCIAL SERVICES - 2.48%
Ford Motor Credit Company
   3.24% due 11/16/2006 (b)***                            1,500,000       1,498,163
General Motors Acceptance Corp., MTN
   3.185% due 05/18/2006 (b)***                           2,900,000       2,882,919
Phoenix Quake Wind, Ltd.
   4.05% due 07/03/2008 (b)                               1,500,000       1,551,915
Pylon, Ltd., Class A Catastrophe Bond
   3.675% due 12/29/2008 (b)                         EUR    600,000         837,561
Pylon, Ltd., Class B Catastrophe Bond
   6.075% due 12/29/2008 (b)                              1,000,000       1,407,577
Sprint Capital Corp.
   7.90% due 03/15/2005 ***                            $  2,110,000       2,132,832

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                               AMOUNT                  VALUE
                                                             -----------            ------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Verizon Wireless Capital LLC
    2.415% due 05/23/2005 (b)***                             $ 2,500,000            $  2,499,333
Vita Capital, Ltd., 2003-1
    3.355% due 01/01/2007 (b)                                    600,000                 601,704
                                                                                    ------------
                                                                                      13,412,004
INSURANCE - 0.06%
Residential Reinsurance, Ltd., Series 2003
    7.35% due 06/08/2006 (b)                                     300,000                 292,710
                                                                                    ------------
TOTAL CORPORATE BONDS (Cost $22,373,092)                                            $ 22,764,039
                                                                                    ------------
MUNICIPAL BONDS - 0.33%

CALIFORNIA - 0.02%
California County California Tobacco
    Securitization Agency
    5.625% due 06/01/2023 ***                                    100,000                  96,735

NEW HAMPSHIRE - 0.10%
New Hampshire Municipal Bond Bank, Series B
    5.00% due 08/15/2012***                                      500,000                 555,430

NEW JERSEY - 0.10%
Tobacco Settlement Financing Corp. -
    New Jersey
    6.125% due 06/01/2042 ***                                    580,000                 529,279

RHODE ISLAND - 0.11%
Tobacco Settlement Financing Corp. -
    Rhode Island, Series A
    6.00% due 06/01/2023 ***                                     600,000                 579,240
                                                                                    ------------
TOTAL MUNICIPAL BONDS (Cost $1,666,155)                                             $  1,760,684
                                                                                    ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.42%
Bank of America Mortgage Securities, Inc.,
    Series 2004-1, Class 5A1
    6.50% due 02/25/2033 ***                                     454,067                 461,530
Bear Stearns Adjustable Rate Mortgage Trust,
    Series 2003-8, Class 1A1
    4.299% due 01/25/2034 (b)***                               6,114,656               6,112,427
Sequoia Mortgage Trust, Series 5, Class A
    2.76% due 10/19/2026 (b)***                                1,103,079               1,102,350
                                                                                    ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,778,897)                                                                   $  7,676,307
                                                                                    ------------
ASSET BACKED SECURITIES - 2.22%
Ameriquest Mortgage Securities, Inc., Series
    2003-1, Class A2
    2.827% due 02/25/2033 (b)***                                 254,032                 254,533
Asset Backed Securities Corp. Home Equity,
    Series 2003-HE1, Class A2
    2.902% due 01/15/2033 (b)***                                 984,305                 987,899
Countrywide Home Loans, Inc.
    2.425% due 02/23/2005 (b)***                               3,200,000               3,199,056
Equity One ABS, Inc., Series 2004-1, Class AV2
    2.717% due 04/25/2034 (b)***                               1,629,159               1,625,836
GSAMP Trust, Series 2004-SEA2, Class A2A
    2.707% due 03/25/2034 (b)***                                 707,156                 707,169
Master Asset Backed Securities Trust,
    Series 2004-WMC1, Class A4
    2.517% due 02/25/2034 (b)***                             $    82,232            $     82,233
Merrill Lynch Mortgage Investors,
    Series 2004-WMC2, Class A2B1
    2.517% due 12/25/2034 (b)***                                 198,937                 198,958
Redwood Capital, Ltd., Series 2003-3,
    Class Note
    5.855% due 01/01/2006 (b)                                    900,000                 905,049
Redwood Capital, Ltd., Series 2003-4,
    Class Note
    3.90% due 01/01/2006 (b)                                     900,000                 905,463
Residential Asset Mortgage Products, Inc.,
    Series 2004-RS9, Class AII1
    2.577% due 09/25/2013 (b)***                               2,615,543               2,615,574
Truman Capital Mortgage Loan Trust,
    Series 2004-1, Class Al
    2.757% due 01/25/2034 (b)***                                 275,052                 274,794
Wells Fargo Home Equity Asset,
    Series 2004-2, Class A31
    2.577% due 09/25/2034 (b)***                                 265,860                 265,886
                                                                                    ------------
TOTAL ASSET BACKED SECURITIES
(Cost $12,014,053)                                                                  $ 12,022,450
                                                                                    ------------
OPTIONS - 0.00%
PUT OPTIONS - 0.00%
Chicago Board of Trade American Purchase Put
    United State Treasury Note Future
    Expiration 02/18/2005 at $96.00 *                                 62                     969
    Expiration 02/18/2005 at $97.00 *                                 50                     781
Chicago Mercantile Exchange American Purchase
    Put on a Eurodollar
    Expiration 06/13/2005 at $94.25 *                                 79                     988
Over The Counter European Purchase Put
    Treasury Inflationary Index 3.00%
    Expiration 02/28/2005 at $80.00 *                            560,000                  13,118
Over The Counter European Purchase Put
    Treasury Inflationary Index 3.375%
    Expiration 02/05/2005 at $90.00 *                             33,000                   5,156
                                                                                    ------------
                                                                                          21,012
                                                                                    ------------
TOTAL OPTIONS (Cost $21,241)                                                        $     21,012
                                                                                    ------------
SHORT TERM INVESTMENTS - 87.44%
ANZ National International, Ltd.
    2.02% due 02/02/2005 ***                                 $ 7,600,000            $  7,586,354
    2.035% due 02/14/2005 ***                                  6,600,000               6,583,584
    2.05% due 01/28/2005 ***                                     300,000                 299,539
Bank of America NA
    2.00% due 01/18/2005 to 02/01/2005                           900,000                 900,000
    2.26% due 03/09/2005                                      11,500,000              11,500,000
    2.30% due 03/16/2005                                         200,000                 200,000
    2.44% due 03/28/2005                                         700,000                 700,000
Barclays U.S. Funding LLC
    1.985% due 02/01/2005 ***                                    100,000                  99,829
    2.375% due 03/08/2005 ***                                 14,200,000              14,138,171

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                                 SHARES OF
                                                                 PRINCIPAL
                                                                   AMOUNT                 VALUE
                                                                ------------          --------------
SHORT TERM INVESTMENTS (CONTINUED)
CDC Commercial Paper Corp.
    2.04% due 02/16/2005 ***                                    $  3,600,000          $    3,590,616
    2.07% due 02/23/2005 ***                                         300,000                 299,086
Citibank NA
    2.275% due 02/18/2005                                          7,600,000               7,600,000
    2.45% due 03/21/2005                                           5,500,000               5,500,000
    2.465% due 03/29/2005                                            200,000                 200,000
Dexia Delware LLC
    2.04% due 01/25/2005 ***                                         900,000                 898,776
DNB NOR Bank ASA
    1.98% due 02/03/2005 ***                                       1,300,000               1,297,640
Federal Home Loan Bank Discount Notes
    zero coupon due 01/03/2005 to
       03/02/2005 ***                                            140,600,000             140,531,656
Federal Home Loan Mortgage Corp. Discount
    Notes
    zero coupon due 01/04/2005 to
       03/14/2005 ***                                             47,800,000              47,717,543
Federal National Mortgage Association
    Discount Notes
    zero coupon due 01/03/2005 to
       04/15/2005 ***                                            111,300,000             111,076,222
Ford Motor Credit Company
    2.49% due 07/07/2005 (b)***                                    2,700,000               2,693,339
General Electric Capital Corp.
    2.04% due 02/04/2005 ***                                         100,000                  99,807
    2.32% due 02/24/2005 ***                                         100,000                  99,652
    2.34% due 03/22/2005 ***                                      12,700,000              12,633,960
    2.42% due 03/11/2005 to 03/14/2005 ***                         2,700,000               2,687,235
General Motors Acceptance Corp.
    2.916% due 04/05/2005 ***                                      4,500,000               4,465,737
HSBC Bank USA
    2.335% due 03/23/2005                                         10,100,000              10,100,000
    2.35% due 03/24/2005                                             100,000                 100,000
Nordea North Amercia, Inc.
    1.92% due 01/25/2005 ***                                       2,700,000               2,696,544
    1.97% due 02/01/2005 ***                                       5,300,000               5,291,009
Rabobank USA Financial Corp.
    1.96% due 01/28/2005 ***                                       7,700,000               7,688,681
    2.17% due 01/03/2005 ***                                       8,500,000               8,498,975
Royal Bank of Scotland
    2.41% due 03/15/2005 ***                                      14,300,000              14,230,117
Skandinaviska Enskilda Banken
    2.04% due 01/27/2005 ***                                      13,200,000              13,180,552
UBS Finance Delaware, Inc.
    1.955% due 01/31/2005 ***                                        200,000                 199,674
    2.20% due 01/03/2005 ***                                         100,000                  99,988
    2.39% due 01/05/2005 ***                                      10,400,000              10,397,238
    2.41% due 03/15/2005 ***                                       5,500,000               5,473,122
Unicredito Italiano Spa N Y
    2.40% due 03/10/2005                                          10,300,000              10,300,128
United States Treasury Bills
    zero coupon due 03/17/2005 *** ****                              385,000                 383,366
Wells Fargo Bank NA
    2.06% due 01/11/2005                                             400,000                 400,000
                                                                                      --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $472,412,181)                                                                   $  472,438,140
                                                                                      --------------
REPURCHASE AGREEMENTS - 0.48%
Repurchase Agreement with State Street
    Corp. dated 12/31/2004 at 0.90% to
    be repurchased at $2,571,193 on
    01/03/2005, collateralized by
    $2,635,000 U.S. Treasury Notes,
    1.625% due 09/30/2005 (valued at
    $2,625,119, including interest). (c)                        $  2,571,000          $    2,571,000
                                                                ------------          --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,571,000)                                                                     $    2,571,000
                                                                                      --------------
TOTAL INVESTMENTS (REAL RETURN BOND TRUST)                                            $1,069,460,181
(COST $1,061,587,218) - 197.94%
LIABILITIES IN EXCESS OF OTHER ASSETS - (97.94)%                                        (529,161,042)
                                                                                      --------------
TOTAL NET ASSETS - 100.00%                                                            $  540,299,139
                                                                                      ==============

U.S. GOVERNMENT SECURITIES TRUST


                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT                  VALUE
                                                                ------------          --------------
U.S. TREASURY OBLIGATIONS - 18.13%

U.S. TREASURY BONDS - 0.09%
    6.625% due 02/15/2027 ****                                  $    500,000          $      616,308

U.S. TREASURY NOTES - 18.04%
    3.125% due 04/15/2009 ***                                     59,200,000              58,302,764
    3.375%due 11/15/2008 ***                                       3,600,000               3,590,298
    3.625% due 07/15/2009 ***                                     10,000,000              10,028,910
    4.00% due 02/15/2014 ***                                      20,000,000              19,724,220
    4.375% due 05/15/2007 *** ****                                39,500,000              40,597,034
    6.50% due 02/15/2010 ***                                         500,000                 566,074
                                                                                      --------------
                                                                                         132,809,300
                                                                                      --------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $132,651,272)                                                                   $  133,425,608
                                                                                      --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.93%

FEDERAL HOME LOAN BANK - 1.21%
    5.80% due 09/02/2008 ***                                       8,350,000               8,943,426

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 22.42%
    4.50% due 04/15/2032 ***                                       1,027,658                 977,259
    5.00% due 08/01/2033                                           1,879,754               1,870,625
    5.00% due 08/01/2033 ***                                       6,511,858               6,480,231
    5.00% TBA **                                                  41,300,000              41,003,136
    5.50% due 01/15/2023 ***                                      30,000,659               2,282,279
    5.50% TBA **                                                   5,000,000               5,078,125
    6.00% due 10/01/2010 to 11/01/2028                               602,145                 625,418
    6.00% due 11/01/2028 to 12/01/2028 ***                         2,782,967               2,884,729
    6.00% TBA **                                                  76,800,000              79,319,962
    6.50% due 07/01/2006 to 12/01/2010                               365,762                 383,760
    6.50% TBA **                                                  15,000,000              15,735,930
    7.00% due 02/01/2011 to 06/01/2032                             4,963,919               5,263,468
    7.00% due 07/01/2011 to 02/01/2028 ***                           953,817               1,011,951
    7.50% due 05/01/2007                                              96,031                 100,243
    8.00% due 09/01/2031 ***                                       1,467,998               1,590,236
    8.25% due 07/01/2006                                               2,664                   2,695

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                                  SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT                 VALUE
                                                                ------------          --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE
CORPORATION (CONTINUED)
    9.00% due 10/01/2017                                        $     93,721          $      100,119
    9.50% due 08/01/2020                                             161,392                 182,178
    11.75% due 10/01/2009 to 12/01/2013                               27,719                  30,746
    12.00% due 07/01/2020                                             70,857                  79,138
                                                                                      --------------
                                                                                         165,002,228
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 50.53%
    3.677% due 02/17/2009 (b)***                                   6,000,000               6,054,780
    4.012% due 01/25/2043 (b)                                      6,161,006               6,287,081
    5.00% due 03/01/2034                                           6,681,067               6,641,875
    5.00% TBA **                                                  47,000,000              46,618,125
    5.50% due 04/01/2018 to 05/01/2018 ***                        11,222,134              11,607,605
    5.50% TBA **                                                 107,500,000             109,420,625
    6.00% due 02/01/2017 ***                                       7,981,020               8,368,334
    6.00% TBA **                                                  42,000,000              43,555,000
    6.50% due 03/01/2026 to 06/01/2029                             1,638,620               1,722,778
    6.50% due 02/01/2026 ***                                         401,795                 422,674
    6.50% TBA **                                                 102,000,000             106,940,676
    6.527% due 05/25/2030 (b)***                                   7,068,152               7,397,028
    7.00% due 07/01/2022 to 01/01/2030                             1,726,944               1,834,387
    7.00% due 04/01/2028 to 01/01/2034 ***                         6,562,004               6,954,598
    7.50% due 09/01/2029 to 02/01/2031                             1,053,904               1,129,327
    8.00% due 06/01/2017 to 03/01/2033                             3,336,963               3,612,558
    8.25% due 09/01/2008                                              18,690                  19,715
    8.50% due 02/01/2009                                               5,669                   6,024
    8.50% due 08/01/2019 ***                                       1,454,989               1,607,891
    8.75% due 08/01/2009 to 10/01/2011                               242,082                 257,268
    9.00% due 05/01/2021                                              49,440                  55,043
    10.00% due 04/01/2016                                                565                     628
    11.50% due 09/01/2013 to 04/01/2019                              212,481                 239,314
    11.75% due 12/01/2015                                             48,569                  54,899
    12.00% due 01/01/2013 to 04/01/2016                              589,720                 671,233
    12.50% due 01/01/2013 to 09/01/2015                              272,662                 307,330
    13.50% due 11/01/2014                                            123,672                 141,432
                                                                                      --------------
                                                                                         371,928,228
FEDERAL NATIONAL MORTGAGE
ASSOCIATION GRANTOR TRUST - 0.01%
    78.306% due 12/28/2028 (b)                                        63,176                  61,353

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.76%
    6.50% due 02/15/2034 to 09/15/2034                             2,508,723               2,641,442
    7.50% due 02/15/2022 to 12/15/2027                             1,582,574               1,703,500
    8.00% due 10/15/2005                                                 258                     261
    8.50% due 06/15/2025 ***                                       1,131,100               1,240,500
    11.00% due 09/15/2015                                              4,640                   5,215
                                                                                      --------------
                                                                                           5,590,918
                                                                                      --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $551,256,429)                                                                   $  551,526,153
                                                                                      --------------
SHORT TERM INVESTMENTS - 50.39%
Beethoven Funding Corp.
    2.33% due 01/12/2005 ***                                    $ 17,215,000          $   17,202,744
Chariot Funding, LLC
    2.34% due 01/13/2005 ***                                      24,110,000              24,091,194
DaimlerChrysler AG
    2.46% due 01/13/2005 ***                                      12,055,000              12,045,115
Federal Farm Credit Bank Consolidated
    Discount Notes
    zero coupon due 01/07/2005                                    52,000,000              51,981,107
Federal Home Loan Bank Consolidated Discount
    Notes zero coupon due 01/05/2005                             155,000,000             154,962,455
Four Winds Funding Corp.
    2.46% due 01/13/2005 ***                                      12,055,000              12,045,115
Galleon Capital LLC
    2.34% due 01/12/2005 ***                                      24,110,000              24,092,761
Hannover Funding Company
    2.36% due 01/13/2005 ***                                      20,672,000              20,655,738
Market Street Funding Corp.
    2.34% due 01/13/2005 ***                                      14,845,000              14,833,421
Mica Funding LLC
    2.35% due 01/12/2005 ***                                      24,110,000              24,092,688
 Surrey Funding Corp.
    2.33% due 01/13/2005 ***                                      14,919,000              14,907,413
                                                                                      --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $370,909,751)                                                                   $  370,909,751
                                                                                      --------------
REPURCHASE AGREEMENTS - 17.26%
UBS Tri-Party Repurchase Agreement dated
    12/31/2004 at 2.15% to be
    repurchased at $127,060,761 on
    01/03/2005, collateralized by
    $21,299,000 Federal National
    Mortgage Association, 6.625% due
    11/15/2030 (valued at $25,831,001,
    including interest) and $90,545,000
    Federal National Mortgage
    Association, 7.125% due 06/15/2010
    (valued at $106,283,310, including
    interest)                                                   $127,038,000          $  127,038,000
                                                                ------------          --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $127,038,000)                                                                   $  127,038,000
                                                                                      --------------
TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES TRUST)                                  $1,182,899,512
  (COST $1,181,855,452) - 160.71%
LIABILITIES IN EXCESS OF OTHER ASSETS - (60.71)%                                        (446,836,562)
                                                                                      --------------
TOTAL NET ASSETS - 100.00%                                                            $  736,062,950
                                                                                      ==============

MONEY MARKET TRUST

                                                                  SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT                VALUE
                                                                ------------          --------------
U.S GOVERNMENT AGENCY OBLIGATIONS - 54.99%

FEDERAL HOME LOAN BANK - 10.69%
    1.90% due 01/10/2005                                        $ 59,000,000          $   58,971,975
    1.95% due 01/14/2005                                          60,000,000              59,957,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT                 VALUE
                                                                ------------          --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN BANK (CONTINUED)
    2.03% due 01/13/2005                                        $ 75,000,000          $   74,949,250
    2.09% due 01/04/2005                                          60,000,000              59,989,550
                                                                                      --------------
                                                                                         253,868,525
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 15.76%
    zero coupon due 01/28/2005                                    25,385,000             161,476,115
    2.14%due 01/11/2005                                           25,600,000              25,584,782
    2.29% due 02/07/2005                                          50,000,000              49,882,319
    2.31% due 03/08/2005                                          50,000,000              49,788,250
    2.36% due 03/08/2005                                          38,000,000              37,835,587
    2.382% due 03/15/2005                                         50,000,000              49,758,491
                                                                                      --------------
                                                                                         374,325,544
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 28.54%
    2.04% due 01/26/2005                                          89,200,000              89,073,633
    2.14% due 01/07/2005 to 01/12/2005                           198,300,000             198,195,776
    2.15% due 01/10/2005                                          50,000,000              49,973,125
    2.16% due 01/04/2005                                          45,000,000              44,991,900
    2.18% due 01/12/2005 to 01/24/2005                            90,100,000              89,985,484
    2.20% due 01/24/2005                                          34,000,000              33,952,211
    2.22% due 01/26/2005                                          22,300,000              22,265,621
    2.23% due 02/07/2005                                          50,000,000              49,885,403
    2.25% due 01/24/2005                                          50,000,000              49,928,125
    2.315% due 03/02/2005                                         50,000,000              49,807,083
                                                                                      --------------
                                                                                         678,058,361
                                                                                      --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,170,118,288)                                                                 $1,306,252,430
                                                                                      --------------
COMMERCIAL PAPER - 40.79%

BANKING - 6.20%
BNP Paribas Finance
    2.30% due 01/27/2005                                          30,000,000              29,950,166
    2.37% due 02/28/2005                                          25,000,000              24,904,542
    2.38% due 02/28/2005                                          30,000,000              29,884,967
Royal Bank of Scotland
    2.19% due 01/26/2005                                          50,000,000              49,923,958
    2.24% due 02/01/2005                                          12,600,000              12,575,696
                                                                                      --------------
                                                                                         147,239,329
COMPUTERS & BUSINESS EQUIPMENT - 3.78%
International Business Machines
    2.25% due 01/18/2005                                          60,000,000              59,936,250
    2.26% due 02/01/2005                                          30,000,000              29,941,617
                                                                                      --------------
                                                                                          89,877,867
COSMETICS & TOILETRIES - 4.21%
Proctor & Gamble Company
    2.19% due 01/25/2005                                          32,182,000              32,135,015
    2.32% due 02/14/2005                                          68,000,000              67,807,182
                                                                                      --------------
                                                                                          99,942,197
FINANCIAL SERVICES - 18.33%
American Honda Financial Corp.
    1.01% due 01/13/2005                                          48,835,000              48,775,276
American Honda Financial Corp. (continued)
    2.20% due 01/11/2005                                          30,000,000              29,981,667
BP Amoco Cap PLC
    2.25% due 01/07/2005                                          25,100,000              25,090,587
Caterpillar Financial Services Corp.
    1.16% due 01/05/2005                                          16,500,000              16,496,187
Clipper Receivables Corp.
    2.22% due 01/04/2005                                          14,535,000              14,532,311
    2.34% due 02/09/2005                                          30,000,000              29,923,950
Danske Corp., Series A
    2.21% due 01/24/2005                                          49,000,000              48,930,815
    2.27% due 01/10/2005                                          24,533,000              24,519,078
Galleon Capital LLC
    1.05% due 02/23/2005                                          30,000,000              29,895,767
General Electric Capital Corp.
    2.31%due 02/11/2005                                           23,800,000              23,737,386
HBOS Treasury Services PLC
    2.33% due 01/21/2005                                          50,000,000              49,935,278
Shell Finance (U.K.) PLC
    2.27% due 01/14/2005                                          45,000,000              44,963,112
UBS Finance Delaware, Inc.
    1.765% due 01/03/2005                                         48,641,000              48,635,190
                                                                                      --------------
                                                                                         435,416,604
FOOD & BEVERAGES - 4.63%
Coca Cola Company
    2.16% due 01/19/2005                                          50,000,000              49,946,000
Pepsico, Inc.
    2.22% due 01/14/2005                                          50,000,000              49,959,917
    2.25% due 01/18/2005                                          10,150,000              10,139,215
                                                                                      --------------
                                                                                         110,045,132
RETAIL TRADE - 2.93%
Wal Mart Stores, Inc.
    2.17% due 01/11/2005                                          40,678,000              40,653,480
    2.19% due 01/19/2005                                          29,000,000              28,968,245
                                                                                      --------------
                                                                                          69,621,725
TELECOMMUNICATIONS EQUIPMENT &
SERVICES-0.71%
Bellsouth Corp.
    2.26% due 01/19/2005                                          16,900,000              16,880,903
                                                                                      --------------
TOTAL COMMERCIAL PAPER (Cost                                                          $  969,023,757
                                                                                      --------------
$969,023,757)
FOREIGN GOVERNMENT OBLIGATIONS - 3.78%

CANADA - 3.78%
Province of Quebec
    1.05% due 01/21/2005 to 02/15/2005                          $ 90,000,000              89,804,014
                                                                ------------          --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $89,804,014)                                                                    $   89,804,014
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT                 VALUE
                                               -------------          --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.99%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 15.76%
Federal Home Loan Mortgage Corp. Discount
  Notes
  zero coupon due 02/01/2005                     136,400,000          $  161,476,115
                                                                      --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $136,134,142)                                                   $1,306,252,430
                                                                      --------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 1.45% to
  be repurchased at $111,013 on
  1/3/2005, collateralized by $80,000
  U.S. Treasury Bonds, 8.875% due
  02/15/2019 (valued at $117,525,
  including interest)(c)                       $     111,000          $      111,000
                                                                      --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $111,000)                                                       $      111,000
                                                                      --------------
TOTAL INVESTMENTS (MONEY MARKET TRUST)
  (COST $2,365,191,201) - 99.56%                                      $2,365,191,201
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.44%                             10,383,306
                                                                      --------------
TOTAL NET ASSETS - 100.00%                                            $2,375,574,507
                                                                      ==============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT                   VALUE
                                               -------------          --------------
INVESTMENT COMPANIES - 99.99%
JOHN HANCOCK TRUST
Aggressive Growth Trust Series I                     669,829          $    9,719,212
Aggressive Growth Trust Series II                    404,535               5,853,619
Aggressive Growth Trust Series III                     2,635                  38,238
All Cap Growth Trust Series I                        633,173               9,719,208
All Cap Growth Trust Series II                       383,898               5,865,962
All Cap Growth Trust Series III                        2,491                  38,238
All Cap Value Trust Series I                         668,446               9,719,210
All Cap Value Trust Series II                        405,302               5,868,767
All Cap Value Trust Series III                         2,637                  38,238
Blue Chip Growth Trust Series I                    1,729,397              29,157,636
Blue Chip Growth Trust Series II                   1,049,243              17,606,301
Blue Chip Growth Trust Series III                      6,828                 114,715
Core Equity Trust Series I                         2,387,192              33,969,744
Core Equity Trust Series II                        1,445,509              20,540,685
Core Equity Trust Series III                           9,425                 133,834
Emerging Growth Trust Series I                       590,475               9,719,212
Emerging Growth Trust Series II                      357,852               5,868,767
Emerging Growth Trust Series III                       2,323                  38,238
Emerging Small Company Trust Series I                338,060               9,719,212
Emerging Small Company Trust Series II               204,987               5,868,767
Emerging Small Company Trust Series III                1,330                  38,238
Equity-Income Trust Series I                       1,425,941              24,298,030
Equity-Income Trust Series II                        865,089              14,671,917
Equity-Income Trust Series III                         5,627                  95,596
Fundamental Value Trust Series I                   2,405,746              34,017,242
Fundamental Value Trust Series II                  1,459,892              20,540,685
Fundamental Value Trust Series III                     9,499                 133,834
International Small Cap Trust Series I             1,653,865              29,157,635
International Small Cap Trust Series II            1,001,496              17,606,301
International Small Cap Trust Series III               6,525                 114,715
International Stock Trust Series I                 3,499,266              38,876,847
International Stock Trust Series II                2,118,688              23,475,068
International Stock Trust Series III                  13,817                 152,953
International Value Trust Series I                 2,298,462              34,017,242
International Value Trust Series II                1,393,534              20,540,685
International Value Trust Series III                   9,074                 133,834
Large Cap Value Trust Series I                       775,882              14,578,818
Large Cap Value Trust Series II                      469,752               8,803,151
Large Cap Value Trust Series III                       3,053                  57,358
Mid Cap Core Trust Series I                          839,794              14,578,818
Mid Cap Core Trust Series II                         508,559               8,803,151
Mid Cap Core Trust Series III                          3,304                  57,358
Mid Cap Stock Trust Series I                       2,063,527              29,157,636
Mid Cap Stock Trust Series II                      1,252,226              17,606,301
Mid Cap Stock Trust Series III                         8,119                 114,715
Mid Cap Value Trust Series I                       1,071,578              19,438,424
Mid Cap Value Trust Series II                        649,200              11,737,534
Mid Cap Value Trust Series III                         4,230                  76,477
Natural Resources Trust Series I                   1,327,761              29,157,636
Natural Resources Trust Series II                    804,308              17,606,301
Natural Resources Trust Series III                     5,238                 114,715
Overseas Trust Series I                            4,102,857              43,736,454
Overseas Trust Series II                           2,484,864              26,389,255
Overseas Trust Series III                             16,203                 172,073
Small Cap Opportunities Trust Series I               674,321              14,578,818
Small Cap Opportunities Trust Series II              408,499               8,803,150
Small Cap Opportunities Trust Series III               2,661                  57,353
Small Company Value Trust Series I                   459,320               9,719,209
Small Company Value Trust Series II                  278,405               5,868,767
Small Company Value Trust Series III                   1,814                  38,238
Special Value Trust Series I                         780,451              14,578,818
Special Value Trust Series II                        472,779               8,803,151
Special Value Trust Series III                         3,071                  57,357
Strategic Growth Trust Series I                    2,266,607              24,298,030
Strategic Growth Trust Series II                   1,375,063              14,671,917
Strategic Growth Trust Series III                      8,918                  95,596
                                                                      --------------
TOTAL INVESTMENT COMPANIES (Cost $666,829,823)                        $  781,225,204
                                                                      --------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
   (COST $666,829,823) - 99.99%                                       $  781,225,204
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%                                 63,655
                                                                      --------------
TOTAL NET ASSETS - 100.00%                                            $  781,288,859
                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE GROWTH 820 TRUST

                                                 SHARES
                                                   OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               ----------    --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Aggressive Growth Trust Series I                2,386,612    $   34,629,745
Aggressive Growth Trust Series II               2,923,519        42,303,319
Aggressive Growth Trust Series III                  6,748            97,911
All Cap Growth Trust Series I                   2,256,009        34,629,745
All Cap Growth Trust Series II                  2,768,542        42,303,319
All Cap Growth Trust Series III                     6,379            97,911
All Cap Value Trust Series I                    3,572,532        51,944,618
All Cap Value Trust Series II                   4,382,250        63,454,978
All Cap Value Trust Series III                     10,129           146,867
Blue Chip Growth Trust Series I                 7,188,856       121,204,107
Blue Chip Growth Trust Series II                8,823,696       148,061,616
Blue Chip Growth Trust Series III                  20,398           342,689
Capital Appreciation Trust Series I             3,939,675        34,629,745
Capital Appreciation Trust Series II            4,829,146        42,303,319
Capital Appreciation Trust Series III              11,139            97,911
Core Equity Trust Series I                      6,083,933        86,574,362
Core Equity Trust Series II                     7,442,526       105,758,297
Core Equity Trust Series III                       17,238           244,778
Emerging Small Company Trust Series I           1,204,513        34,629,745
Emerging Small Company Trust Series II          1,477,587        42,303,319
Emerging Small Company Trust Series III             3,406            97,911
Equity-Income Trust Series I                    5,080,655        86,574,362
Equity-Income Trust Series II                   6,235,749       105,758,297
Equity-Income Trust Series III                     14,407           244,778
Fundamental Value Trust Series I                6,122,657        86,574,366
Fundamental Value Trust Series II               7,516,581       105,758,297
Fundamental Value Trust Series III                 17,372           244,778
Global Bond Trust Series I                      2,129,751        34,629,745
Global Bond Trust Series II                     2,614,544        42,303,319
Global Bond Trust Series III                        6,044            97,911
High Yield Trust Series I                      13,179,732       138,518,979
High Yield Trust Series II                     16,192,658       169,213,276
High Yield Trust Series III                        37,371           391,645
International Small Cap Trust Series I          3,928,502        69,259,490
International Small Cap Trust Series II         4,812,664        84,606,638
International Small Cap Trust Series III           11,139           195,823
International Stock Trust Series I              7,792,472        86,574,362
International Stock Trust Series II             9,544,973       105,758,297
International Stock Trust Series III               22,112           244,778
International Value Trust Series I              5,849,619        86,574,362
International Value Trust Series II             7,174,918       105,758,297
International Value Trust Series III               16,595           244,778
Large Cap Value Trust Series I                  1,842,988        34,629,745
Large Cap Value Trust Series II                 2,257,381        42,303,319
Large Cap Value Trust Series III                    5,211            97,911
Mid Cap Stock Trust Series I                    4,901,592        69,259,490
Mid Cap Stock Trust Series II                   6,017,542        84,606,638
Mid Cap Stock Trust Series III                     13,859           195,823
Mid Cap Value Trust Series I                    1,909,027        34,629,745
Mid Cap Value Trust Series II                   2,339,785        42,303,319
Mid Cap Value Trust Series III                      5,415            97,911
Natural Resources Trust Series I                3,942,366        86,574,362
Natural Resources Trust Series II               4,831,352       105,758,297
Natural Resources Trust Series III                 11,177           244,778
Overseas Trust Series I                         9,745,707       103,889,238
Overseas Trust Series II                       11,950,090       126,909,957
Overseas Trust Series III                          27,659           293,734
Quantitative Value Series I                     2,360,582        34,629,745
Quantitative Value Series II                    2,885,629        42,303,319
Quantitative Value Series III                       6,688            97,911
Real Estate Securities Trust Series I           1,291,673        34,629,745
Real Estate Securities Trust Series II          1,584,988        42,303,319
Real Estate Securities Trust Series III             3,664            97,911
Real Return Bond Trust Series I                 3,710,330        51,944,617
Real Return Bond Trust Series II                4,548,744        63,454,978
Real Return Bond Trust Series III                  10,528           146,867
Small Cap Opportunities Trust Series I          1,601,746        34,629,745
Small Cap Opportunities Trust Series II         1,963,031        42,303,319
Small Cap Opportunities Trust Series III            4,543            97,908
Small Company Value Trust Series I              2,454,850        51,944,620
Small Company Value Trust Series II             3,010,198        63,454,979
Small Company Value Trust Series III                6,967           146,867
Strategic Bond Trust Series I                   5,747,676        69,259,490
Strategic Bond Trust Series II                  7,062,324        84,606,638
Strategic Bond Trust Series III                    16,319           195,823
Strategic Growth Trust Series I                 4,845,580        51,944,617
Strategic Growth Trust Series II                5,947,046        63,454,978
Strategic Growth Trust Series III                  13,700           146,867
Total Return Trust Series I                     3,665,816        51,944,618
Total Return Trust Series II                    4,497,164        63,454,978
Total Return Trust Series III                      10,416           146,867
U.S. Large Cap Trust Series I                   2,473,553        34,629,745
U.S. Large Cap Trust Series II                  3,039,032        42,303,319
U.S. Large Cap Trust Series III                     7,019            97,911
                                                             --------------
TOTAL INVESTMENT COMPANIES (Cost $3,369,944,255)             $3,851,548,758
                                                             --------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST)
 (COST $3,369,944,255) - 100.00%                             $3,851,548,758
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                       (63,277)
                                                             --------------
TOTAL NET ASSETS - 100.00%                                   $3,851,485,481
                                                             ==============

LIFESTYLE BALANCED 640 TRUST

                                                 SHARES
                                                   OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               ----------    --------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Aggressive Growth Trust Series I                2,546,853    $   36,954,843
Aggressive Growth Trust Series II               2,900,950        41,976,741
Aggressive Growth Trust Series III                  8,316           120,659
All Cap Growth Trust Series I                   3,611,222        55,432,264
All Cap Growth Trust Series II                  4,120,753        62,965,112
All Cap Growth Trust Series III                    11,791           180,989
All Cap Value Trust Series I                    2,541,599        36,954,844
All Cap Value Trust Series II                   2,898,946        41,976,741

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE BALANCED 640 TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------   ---------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
All Cap Value Trust Series III                         8,321   $       120,659
Blue Chip Growth Trust Series I                    6,575,595       110,864,538
Blue Chip Growth Trust Series II                   7,504,781       125,930,223
Blue Chip Growth Trust Series III                     21,546           361,978
Capital Appreciation Trust Series I                4,204,191        36,954,843
Capital Appreciation Trust Series II               4,791,865        41,976,741
Capital Appreciation Trust Series III                 13,727           120,659
Core Equity Trust Series I                         3,895,451        55,432,264
Core Equity Trust Series II                        4,431,042        62,965,112
Core Equity Trust Series III                          12,746           180,989
Equity-Income Trust Series I                       7,590,490       129,341,950
Equity-Income Trust Series II                      8,662,653       146,918,594
Equity-Income Trust Series III                        24,856           422,308
Fundamental Value Trust Series I                   2,613,497        36,954,847
Fundamental Value Trust Series II                  2,983,422        41,976,741
Fundamental Value Trust Series III                     8,563           120,659
Global Allocation Series I                         3,893,946        41,976,741
Global Allocation Series II                           11,172           120,659
Global Allocation Series III                       3,415,420        36,954,843
Global Bond Trust Series I                         6,818,237       110,864,528
Global Bond Trust Series II                        7,783,079       125,930,223
Global Bond Trust Series III                          22,344           361,978
High Yield Trust Series I                         24,613,121       258,683,898
High Yield Trust Series II                        28,118,391       293,837,188
High Yield Trust Series III                           80,593           844,616
International Small Cap Trust Series I             2,096,134        36,954,843
International Small Cap Trust Series II            2,387,755        41,976,741
International Small Cap Trust Series III               6,863           120,659
International Stock Trust Series I                 4,989,403        55,432,263
International Stock Trust Series II                5,682,772        62,965,112
International Stock Trust Series III                  16,350           180,989
International Value Trust Series I                 3,745,423        55,432,263
International Value Trust Series II                4,271,717        62,965,112
International Value Trust Series III                  12,270           180,989
Natural Resources Trust Series I                   4,207,063        92,387,107
Natural Resources Trust Series II                  4,794,054       104,941,853
Natural Resources Trust Series III                    13,774           301,649
Overseas Trust Series I                            6,933,367        73,909,689
Overseas Trust Series II                           7,905,224        83,953,482
Overseas Trust Series III                             22,723           241,319
Real Estate Securities Trust Series I              4,824,392       129,341,948
Real Estate Securities Trust Series II             5,504,631       146,918,594
Real Estate Securities Trust Series III               15,805           422,308
Real Return Bond Trust Series I                    6,599,079        92,387,107
Real Return Bond Trust Series II                   7,522,713       104,941,853
Real Return Bond Trust Series III                     21,624           301,649
Small Cap Opportunities Trust Series I             1,709,290        36,954,843
Small Cap Opportunities Trust Series II            1,947,877        41,976,741
Small Cap Opportunities Trust Series III               5,599           120,659
Strategic Bond Trust Series I                     12,267,168       147,819,371
Strategic Bond Trust Series II                    14,015,606       167,906,964
Strategic Bond Trust Series III                       40,220           482,638
Strategic Growth Trust Series I                    3,447,280        36,954,843
Strategic Growth Trust Series II                   3,934,090        41,976,741
Strategic Growth Trust Series III                     11,256           120,659
Strategic Value Trust Series I                     3,134,423        36,954,843
Strategic Value Trust Series II                    3,575,532        41,976,741
Strategic Value Trust Series III                      10,260           120,659
Total Return Trust Series I                        7,823,890       110,864,528
Total Return Trust Series II                       8,924,892       125,930,223
Total Return Trust Series III                         25,672           361,978
U.S. Large Cap Trust Series I                      2,639,632        36,954,842
U.S. Large Cap Trust Series II                     3,015,570        41,976,741
U.S. Large Cap Trust Series III                        8,649           120,660
                                                               ---------------
TOTAL INVESTMENT COMPANIES (Cost $3,534,012,884)               $ 3,952,612,175
                                                               ---------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED 640 TRUST)
   (COST $3,534,012,884) - 100.00%                             $ 3,952,612,175
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                          (67,929)
                                                               ---------------
TOTAL NET ASSETS - 100.00%                                     $ 3,952,544,246
                                                               ===============

LIFESTYLE MODERATE 460 TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------   ---------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Value Trust Series I                         801,143     $  11,648,616
All Cap Value Trust Series II                        870,668        12,607,279
All Cap Value Trust Series III                         2,178            31,582
Blue Chip Growth Trust Series I                    1,381,805        23,297,235
Blue Chip Growth Trust Series II                   1,502,655        25,214,557
Blue Chip Growth Trust Series III                      3,760            63,164
Core Equity Trust Series I                         1,227,893        17,472,923
Core Equity Trust Series II                        1,330,818        18,910,918
Core Equity Trust Series III                           3,336            47,373
Equity-Income Trust Series I                         683,604        11,648,620
Equity-Income Trust Series II                        743,354        12,607,279
Equity-Income Trust Series III                         1,859            31,582
Fundamental Value Trust Series I                     823,806        11,648,617
Fundamental Value Trust Series II                    896,040        12,607,279
Fundamental Value Trust Series III                     2,241            31,582
Global Bond Trust Series I                         3,581,985        58,243,077
Global Bond Trust Series II                        3,895,945        63,036,394
Global Bond Trust Series III                           9,748           157,910
High Yield Trust Series I                          6,095,850        64,067,384
High Yield Trust Series II                         6,635,410        69,340,033
High Yield Trust Series III                           16,575           173,701
International Stock Trust Series I                 2,096,960        23,297,231
International Stock Trust Series II                2,275,690        25,214,557
International Stock Trust Series III                   5,706            63,164
International Value Trust Series I                 1,180,603        17,472,923
International Value Trust Series II                1,282,966        18,910,918
International Value Trust Series III                   3,212            47,373
Investment Quality Bond Trust Series I             1,407,971        17,472,923

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE MODERATE 460 TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------   ---------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
Investment Quality Bond Trust Series II            1,528,773   $    18,910,918
Investment Quality Bond Trust Series III               3,830            47,373
Large Cap Value Trust Series I                       619,937        11,648,615
Large Cap Value Trust Series II                      672,747        12,607,279
Large Cap Value Trust Series III                       1,681            31,582
Overseas Trust Series I                            2,185,481        23,297,232
Overseas Trust Series II                           2,374,252        25,214,557
Overseas Trust Series III                              5,948            63,164
Real Estate Securities Trust Series I              1,086,219        29,121,538
Real Estate Securities Trust Series II             1,180,899        31,518,197
Real Estate Securities Trust Series III                2,955            78,955
Real Return Bond Trust Series I                    1,664,088        23,297,238
Real Return Bond Trust Series II                   1,807,495        25,214,558
Real Return Bond Trust Series III                      4,528            63,164
Small Company Trust Series I                       1,530,698        23,297,231
Small Company Trust Series II                      1,657,762        25,214,558
Small Company Trust Series III                         4,156            63,164
Strategic Bond Trust Series I                      3,866,760        46,594,461
Strategic Bond Trust Series II                     4,209,442        50,429,115
Strategic Bond Trust Series III                       10,527           126,328
Strategic Growth Trust Series I                    1,629,937        17,472,927
Strategic Growth Trust Series II                   1,772,345        18,910,918
Strategic Growth Trust Series III                      4,419            47,373
Total Return Trust Series I                        5,754,432        81,540,307
Total Return Trust Series II                       6,254,497        88,250,951
Total Return Trust Series III                         15,679           221,074
U.S. Government Securities Trust Series I          4,181,125        58,243,077
U.S. Government Securities Trust Series II         4,541,527        63,036,394
U.S. Government Securities Trust Series III           11,377           157,910
U.S. Large Cap Trust Series I                        832,044        11,648,615
U.S. Large Cap Trust Series II                       905,695        12,607,279
U.S. Large Cap Trust Series III                        2,264            31,582
                                                               ---------------
TOTAL INVESTMENT COMPANIES (Cost $1,115,033,054)               $ 1,214,373,828
                                                               ---------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE 460 TRUST)
  (COST $1,115,033,054) - 100.00%                              $ 1,214,373,828
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                          (27,673)
                                                               ---------------
TOTAL NET ASSETS - 100.00%                                     $ 1,214,346,155
                                                               ===============

LIFESTYLE CONSERVATIVE 280 TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------   ---------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Diversified Bond Trust Series I                    1,727,118   $    18,652,877
Diversified Bond Trust Series II                   1,325,841        14,266,045
Diversified Bond Trust Series III                     11,304           121,747
Equity-Income Trust Series I                         875,722        14,922,304
Equity-Income Trust Series II                        672,927        11,412,836
Equity-Income Trust Series III                         5,733            97,398
Fundamental Value Trust Series I                   1,055,325        14,922,301
Fundamental Value Trust Series II                    811,147        11,412,836
Fundamental Value Trust Series III                     6,913            97,398
Global Bond Trust Series I                         2,294,327        37,305,754
Global Bond Trust Series II                        1,763,417        28,532,090
Global Bond Trust Series III                          15,031           243,494
High Yield Trust Series I                          2,839,639        29,844,602
High Yield Trust Series II                         2,184,275        22,825,672
High Yield Trust Series III                           18,587           194,795
International Stock Trust Series I                   671,571         7,461,151
International Stock Trust Series II                  515,020         5,706,418
International Stock Trust Series III                   4,399            48,699
Investment Quality Bond Trust Series I             3,006,104        37,305,754
Investment Quality Bond Trust Series II            2,306,555        28,532,090
Investment Quality Bond Trust Series III              19,684           243,494
Overseas Trust Series I                            1,049,881        11,191,727
Overseas Trust Series II                             805,991         8,559,627
Overseas Trust Series III                              6,878            73,048
Real Estate Securities Trust Series I                974,041        26,114,026
Real Estate Securities Trust Series II               748,313        19,972,463
Real Estate Securities Trust Series III                6,379           170,446
Real Return Bond Trust Series I                    1,065,879        14,922,302
Real Return Bond Trust Series II                     818,124        11,412,836
Real Return Bond Trust Series III                      6,982            97,398
Strategic Bond Trust Series I                      2,167,139        26,114,028
Strategic Bond Trust Series II                     1,667,150        19,972,463
Strategic Bond Trust Series III                       14,204           170,446
Total Return Trust Series I                        3,422,546        48,497,480
Total Return Trust Series II                       2,628,754        37,091,716
Total Return Trust Series III                         22,450           316,542
U.S. Government Securities Trust Series I          6,159,600        85,803,232
U.S. Government Securities Trust Series II         4,727,940        65,623,806
U.S. Government Securities Trust Series III           40,348           560,037
                                                               ---------------
TOTAL INVESTMENT COMPANIES (Cost $623,778,512)                 $   660,813,378
                                                               ---------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
  (COST $623,778,512) - 100.00%                                $   660,813,378
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                          (20,850)
                                                               ---------------
TOTAL NET ASSETS - 100.00%                                     $   660,792,528
                                                               ===============

AMERICAN GROWTH TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT             VALUE
                                               -------------     -------------
INVESTMENT COMPANIES - 100.00%
American Growth Trust - Class 2 *                 14,177,661     $ 724,478,470
                                                                 -------------
TOTAL INVESTMENT COMPANIES (Cost $634,450,833)                   $ 724,478,470
                                                                 -------------
TOTAL INVESTMENTS (AMERICAN GROWTH TRUST)
  (COST $634,450,833) - 100.00%                                  $ 724,478,470
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                          (13,883)
                                                                 -------------
TOTAL NET ASSETS - 100.00%                                       $ 724,464,587
                                                                 =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AMERICAN INTERNATIONAL TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                   ----------   -------------
INVESTMENT COMPANIES - 100.00%
American International Trust - Class 2             20,058,336   $ 316,721,124
                                                                -------------
TOTAL INVESTMENT COMPANIES (Cost $280,543,710)                  $ 316,721,124
                                                                -------------
TOTAL INVESTMENTS (AMERICAN INTERNATIONAL TRUST)
 (COST $280,543,710) - 100.00%                                  $ 316,721,124
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                         (10,239)
                                                                -------------
TOTAL NET ASSETS - 100.00%                                      $ 316,710,885
                                                                =============

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                   ----------   -------------
INVESTMENT COMPANIES - 100.01%
American Blue Chip Income & Growth Trust-
 Class 2                                           17,963,323   $ 183,225,899
                                                                -------------
TOTAL INVESTMENT COMPANIES (Cost $165,102,740)                  $ 183,225,899
                                                                -------------
TOTAL INVESTMENTS (AMERICAN BLUE CHIP INCOME AND                $ 183,225,899
  GROWTH TRUST) (COST $165,102,740) - 100.01%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                       (13,978)
                                                                -------------
TOTAL NET ASSETS - 100.00%                                      $ 183,211,921
                                                                =============

AMERICAN GROWTH-INCOME TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                   ----------   -------------
INVESTMENT COMPANIES - 100.00%
American Growth-Income Trust - Class 2             15,474,926   $ 567,001,303
                                                                -------------
TOTAL INVESTMENT COMPANIES (Cost $513,086,114)                  $ 567,001,303
                                                                -------------
TOTAL INVESTMENTS (AMERICAN GROWTH-INCOME TRUST)
 (COST $513,086,114) - 100.00%                                  $ 567,001,303
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                         (10,674)
                                                                -------------
TOTAL NET ASSETS - 100.00%                                      $ 566,990,629
                                                                =============

SMALL-MID CAP GROWTH TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                   ----------     -----------
COMMON STOCKS - 96.42%

AEROSPACE - 1.00%
Aviall, Inc. *                                          1,300     $    29,861

AGRICULTURE - 1.71%
Bunge, Ltd.                                               900          51,309

ALUMINUM - 0.97%
Century Aluminum Company * (a)                          1,100          28,886

AUTO PARTS - 0.31%
Noble International, Ltd. (a)                             450           9,176

BANKING - 1.09%
East West Bancorp, Inc.                                   775          32,519

BUSINESS SERVICES - 1.02%
Paxar Corp. *                                           1,375          30,484

COMPUTERS & BUSINESS EQUIPMENT - 3.58%
AMX Corp. * (a)                                         1,500          24,705
Research In Motion, Ltd. - USD *                        1,000          82,420
                                                                      -------
                                                                      107,125

COSMETICS & TOILETRIES - 1.02%
Nu Skin Enterprises, Inc., Class A                      1,200          30,456

CRUDE PETROLEUM & Natural Gas - 9.98%
Amerada Hess Corp.                                        800          65,904
Goodrich Petroleum Corp. * (a)                          3,000          48,630
Plains Exploration & Production Company *               2,275          59,150
Sunoco, Inc.                                              575          46,983
Swift Energy Company *                                    900          26,046
XTO Energy, Inc.                                        1,466          51,867
                                                                      -------
                                                                      298,580

DOMESTIC OIL - 1.63%
Denbury Resources, Inc. *                               1,175          32,254
KCS Energy, Inc. *                                      1,125          16,627
                                                                      -------
                                                                       48,881

ELECTRICAL EQUIPMENT - 2.36%
Anixter International, Inc.                               775          27,892
Rayovac Corp. * (a)                                     1,400          42,784
                                                                      -------
                                                                       70,676

ELECTRONICS - 6.01%
FLIR Systems, Inc. * (a)                                  650          41,463
Harman International Industries, Inc.                     605          76,835
Taser International, Inc. * (a)                         1,950          61,601
                                                                      -------
                                                                      179,899

ENERGY - 1.48%
Southwestern Energy Company *                             875          44,354

FINANCIAL SERVICES - 1.94%
Chicago Merchantile Exchange (a)                          250          57,175
Cross Timbers Royalty Trust (a)                            18             718
                                                                      -------
                                                                       57,893

FOOD & BEVERAGES - 1.75%
Com Products International, Inc.                          550          29,458
Hansen Natural Corp. *(a)                                 625          22,756
                                                                      -------
                                                                       52,214

GAS & PIPELINE UTILITIES - 3.15%
Equitable Resources, Inc.                                 775          47,012
Questar Corp.                                             925          47,138
                                                                      -------
                                                                       94,150

HEALTHCARE PRODUCTS - 2.20%
Bausch & Lomb, Inc.                                       575          37,064
C.R. Bard, Inc.                                           450          28,791
                                                                      -------
                                                                       65,855

HEALTHCARE SERVICES - 2.72%
Sierra Health Services, Inc. * (a)                      1,475          81,287

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL-MID CAP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                   ----------   -----------
COMMON STOCKS (CONTINUED)

HOMEBUILDERS - 1.73%
M.D.C. Holdings, Inc.                                     600   $    51,864

HOUSEHOLD APPLIANCES - 1.55%
Black & Decker Corp.                                      525        46,373

INDUSTRIAL MACHINERY - 2.74%
Cummins, Inc.                                             475        39,800
Grant Prideco, Inc. *                                   2,100        42,105
                                                                -----------
                                                                     81,905

INSURANCE - 2.90%
SAFECO Corp.                                              800        41,792
UICI                                                    1,325        44,918
                                                                -----------
                                                                     86,710

INTERNET CONTENT - 2.11 %
Jupitermedia Corp. * (a)                                2,650        63,017

INTERNET RETAIL - 1.53%
Navarre Corp. * (a)                                     2,600        45,760

LEISURE TIME - 2.31%
Brunswick Corp.                                           650        32,175
SCP Pool Corp.                                          1,162        37,068
                                                                -----------
                                                                     69,243

MEDICAL-HOSPITALS - 0.59%
VCA Antech, Inc. *                                        900        17,640

METAL & METAL PRODUCTS - 1.20%
Reliance Steel & Aluminum Company                         925        36,038

MINING - 3.19%
Phelps Dodge Corp.                                        525        51,933
Potash Corp. of Saskatchewan, Inc.                        525        43,607
                                                                -----------
                                                                     95,540

PAPER - 2.15%
Louisiana-Pacific Corp.                                 2,400        64,176

PETROLEUM SERVICES - 3.60%
Premcor, Inc.                                           1,075        45,333
Tesoro Petroleum Corp. *                                1,100        35,046
Valero Energy Corp.                                       600        27,240
                                                                -----------
                                                                    107,619

REAL ESTATE - 0.96%
Brascan Corp., Class A *                                  800        28,808

RETAIL GROCERY - 1.94%
Smart & Final, Inc. * (a)                               1,550        22,305
Whole Foods Market, Inc.                                  375        35,756
                                                                -----------
                                                                     58,061

RETAIL TRADE - 4.36%
Aeropostale, Inc.                                       1,175        34,580
American Eagle Outfitters, Inc.                         1,000        47,100
Urban Outfitters, Inc.                                  1,100        48,840
                                                                -----------
                                                                    130,520

SOFTWARE - 4.62%
Activision, Inc.                                        2,525        50,954
Autodesk, Inc.                                          2,300        87,285
                                                                -----------
                                                                    138,239

STEEL - 2.12%
Steel Dynamics, Inc. (a)                                1,675        63,449

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.65%
Plantronics, Inc.                                         950        39,396
Tim Hellas Telecommunications SA(a)                     2,125        39,844
                                                                -----------
                                                                     79,240

TRANSPORTATION - 7.67%
Frontline, Ltd.                                           450        19,962
Knightsbridge Tankers, Ltd. (a)                           650        21,729
Nordic American Tanker Shipping (a)                     1,000        39,050
Overseas Shipholding Group, Inc.                        1,175        64,860
Ship Finance International, Ltd. - USD (a)                 60         1,231
Teekay Shipping Corp.- USD                                900        37,899
Tsakos Energy Navigation, Ltd. (a)                      1,250        44,738
                                                                -----------
                                                                    229,469

TRUCKING & FREIGHT - 2.58%
UTI Worldwide, Inc. (a)                                   700        47,614
Wabash National Corp. *                                 1,100        29,623
                                                                -----------
                                                                     77,237
                                                                -----------
TOTAL COMMON STOCKS (Cost $2,305,789)                           $ 2,884,513
                                                                -----------

SHORT TERM INVESTMENTS - 21.82%
State Street Navigator Securities
 Lending Prime Portfolio(c)                        $  652,577   $   652,577
                                                                -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $652,577)                                                 $   652,577
                                                                -----------

REPURCHASE AGREEMENTS - 3.81%
Repurchase Agreement with State Street
 Corp. dated 12/31/2004 at 0.90% to
 be repurchased at $114,009 on
 01/03/2005, collateralized by
 $95,000 U.S. Treasury Bonds, 7.25%
 due 05/15/2016 (valued at $119,596,
 including interest).(c)                           $   14,000   $   114,000
                                                                -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $114,000)                                                 $   114,000
                                                                -----------
TOTAL INVESTMENTS (SMALL-MID CAP GROWTH TRUST)
 (COST $3,072,366) - 122.05%                                    $ 3,651,090

LIABILITIES IN EXCESS OF OTHER ASSETS - (22.05)%                   (659,616)
                                                                -----------
TOTAL NET ASSETS - 100.00%                                      $ 2,991,474
                                                                ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL-MID CAP TRUST

                                                                      SHARES OR
                                                                      PRINCIPAL
                                                                        AMOUNT             VALUE
                                                                     -----------      --------------
COMMON STOCKS - 97.45%

APPAREL & TEXTILES - 2.63%
Cintas Corp.                                                               1,500      $       65,790

AUTO SERVICES - 4.29%
Copart, Inc. *                                                             4,085             107,517

BUSINESS SERVICES - 12.06%
Catalina Marketing Corp.                                                   2,885              85,483
Certegy, Inc.                                                              2,330              82,785
Equifax,Inc.                                                               1,925              54,092
Fair Isaac Corp.                                                           2,168              79,522
                                                                                      --------------
                                                                                             301,882

CHEMICALS - 4.34%
Valspar Corp.                                                              2,175             108,772

COMPUTERS & BUSINESS EQUIPMENT - 3.20%
Henry, Jack & Associates, Inc.                                             4,025              80,138

CONTAINERS & GLASS - 3.61%
Bemis Company, Inc.                                                        3,110              90,470

CRUDE PETROLEUM & NATURAL GAS - 4.85%
Patina Oil & Gas Corp.                                                     3,240             121,500

DRUGS & HEALTH CARE - 1.93%
Axcan Pharma, Inc. * (a)                                                   2,500              48,325

ELECTRONICS - 7.29%
Teleflex, Inc.                                                             1,620              84,143
Zebra Technologies Corp., Class A *                                        1,747              98,321
                                                                                      --------------
                                                                                             182,464

FINANCIAL SERVICES - 4.40%
Eaton Vance Corp.                                                          2,110             110,036

FOOD & BEVERAGES - 1.30%
Tootsie Roll Industries, Inc.                                                938              32,483

HEALTHCARE PRODUCTS - 3.61%
Diagnostic Products Corp.                                                  1,640              90,282

HEALTHCARE SERVICES - 4.33%
IMS Health, Inc.                                                           4,675             108,507

INDUSTRIAL MACHINERY - 2.28%
Donaldson Company, Inc.                                                    1,750              57,015

INSURANCE - 12.61%
Brown & Brown, Inc.                                                        1,020              44,421
Cincinnati Financial Corp.                                                 1,777              78,650
Reinsurance Group of America, Inc.                                         1,845              89,390
Stancorp Financial Group, Inc.                                             1,250             103,125
                                                                                      --------------
                                                                                             315,586

MANUFACTURING - 3.57%
Mettler-Toledo International, Inc. *                                       1,740              89,279

RETAIL TRADE - 13.07%
99 Cents Only Stores * (a)                                                 5,000              80,800
Regis Corp.                                                                2,590             119,529
Rent-A-Center,Inc. *                                                       4,790             126,935
                                                                                      --------------
                                                                                             327,264

SEMICONDUCTORS - 3.08%
Microchip Technology, Inc.                                                 2,890              77,047

TRANSPORTATION - 5.00%
C. H. Robinson Worldwide, Inc.                                             2,255      $      125,198
                                                                                      --------------
TOTAL COMMON STOCKS (Cost $2,157,943)                                                 $    2,439,555
                                                                                      --------------

SHORT TERM INVESTMENTS - 2.37%
State Street Navigator Securities
   Lending Prime Portfolio (c)                                       $    59,275      $       59,275
                                                                                      --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $59,275)                                                                        $       59,275
                                                                                      --------------

REPURCHASE AGREEMENTS - 3.20%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 0.90% to
   be repurchased at $80,006 on
   1/3/2005, collateralized
   by $60,000 U.S. Treasury Bonds, 8.75% due
   08/15/2020 (valued at $88,463,
   including interest)(c)                                            $    80,000      $       80,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $80,000)                                                                        $       80,000
                                                                                      --------------

TOTAL INVESTEMENTS (SMALL-MID CAP TRUST)
   (COST $2,297,218) -  103.02%                                                       $    2,578,830
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.02)%                                              (75,539)
                                                                                      --------------
TOTAL NET ASSETS - 100.00%                                                            $    2,503,291
                                                                                      ==============

INTERNATIONAL EQUITY SELECT TRUST


                                                                      SHARES OR
                                                                      PRINCIPAL
                                                                        AMOUNT             VALUE
                                                                     -----------      --------------
COMMON STOCKS - 95.11%

DENMARK - 2.24%                                                            2,100      $       64,371
Danske Bank A/S-Sponsored ADR

FINLAND - 3.93%
Nokia Oyj-Sponsored ADR                                                    7,200             112,824

FRANCE - 9.94%
AXA-Sponsored ADR (a)                                                      2,250              55,688
Sanofi-Synthelabo SA                                                       1,508              60,395
Societe Generale-Sponsored ADR (a)                                         4,300              87,029
Total SA-Sponsored ADR                                                       750              82,380
                                                                                      --------------
                                                                                             285,492

GERMANY - 4.13%
Schering AG (a)                                                              855              63,484
Siemens AG-Sponsored ADR (a)                                                 650              55,035
                                                                                      --------------
                                                                                             118,519

IRELAND - 3.45%
Allied Irish Banks PLC-Sponsored ADR (a)                                   2,400              99,072

ITALY - 7.36%
Enel Societa Per Azioni-Sponsored ADR * (a)                                1,150              56,856
Eni SPA-Sponsored ADR (a)                                                    750              94,380
SanPaolo IMI SPA-Sponsored ADR                                             2,100              60,207
                                                                                      --------------
                                                                                             211,443

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY SELECT TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        ---------   -----------
COMMON STOCKS (CONTINUED)

JAPAN - 8.32%
CANON, Inc.-Sponsored ADR                                   1,425   $    77,321
Kao Corp.-Sponsored ADR                                       325        83,097
Nomura Holdings, Inc., ADR (a)                              5,400        78,624
                                                                    -----------
                                                                        239,042
NETHERLANDS - 5.64%
Heineken NV, ADR (a)                                        2,445        81,522
Royal Dutch Petroleum Company- NY Shares                    1,400        80,332
                                                                        161,854
                                                                    -----------
SWITZERLAND - 18.81%
Compagnie Financiere Richemont AG-Sponsored
 ADR                                                        1,800        59,916
Credit Suisse Group-Sponsored ADR (a)                       2,200        92,818
Nestle SA-Sponsored ADR                                     1,100        71,948
Novartis AG, ADR                                            1,650        83,391
Roche Holdings, Ltd.-Sponsored ADR (a)                        500        57,559
Swiss Reinsurance Company-Sponsored ADR                       800        57,057
UBS AG (a)                                                  1,400       117,376
                                                                    -----------
                                                                        540,065
UNITED KINGDOM - 31.29%
Barclays PLC-Sponsored ADR                                  2,800       127,904
BP PLC-sponsored ADR                                        1,350        78,840
Cadbury Schweppes PLC-Sponsored ADR (a)                     2,900       109,330
Diageo PLC-Sponsored ADR                                    1,350        78,138
GlaxoSmithKline PLC, ADR                                    2,350       111,367
HSBC Holdings PLC-Sponsored ADR (a)                         1,300       110,682
Tesco PLC-Sponsored ADR                                     3,300        61,155
Unilever PLC-Sponsored ADR (a)                              2,550       100,776
Vodafone Group PLC, ADR                                     4,400       120,472
                                                                    -----------
                                                                        898,664
                                                                    -----------
TOTAL COMMON STOCKS (Cost $2,332,397)                               $ 2,731,346
                                                                    -----------
SHORT TERM INVESTMENTS - 25.59%
State Street Navigator Securities
 Lending Prime Portfolio (c)                            $ 734,742   $   734,742
                                                                    -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $734,742)                                                     $   734,742
                                                                    -----------
REPURCHASE AGREEMENTS - 4.32%
Repurchase Agreement with State Street
 Corp. dated 12/31/2004 at 0.90% to
 be repurchased at $124,009 on
 01/03/2005, collateralized by
 $100,000 U.S. Treasury Bonds, 7.50%
 due 11/15/2016 (valued at $128,547,
 including interest).(c)                                $ 124,000   $   124,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $124,000)                                                     $   124,000
                                                                    -----------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY SELECT TRUST)
 (COST $3,191,139) - 125.02%                                        $ 3,590,088
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.02)%                       (718,370)
                                                                    -----------
TOTAL NET ASSETS - 100.00%                                          $ 2,871,718
                                                                    ===========

The Trust had the following five top industry concentrations as of December 31, 2004 (as a percentage of total net assets):

Banking                     16.04%
Food & Beverages            14.67%
Financial Services          13.14%
Pharmaceuticals             13.10%
Petroleum Services           5.61%

SELECT GROWTH TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------     ---------
COMMON STOCKS - 99.57%

AEROSPACE - 6.27%
Empresa Brasileira de Aeronautica SA, ADR                   2,825     $  94,468
United Technologies Corp.                                     975       100,766
                                                                      ---------
                                                                        195,234
BIOTECHNOLOGY - 1.08%
Amgen, Inc. *                                                 525        33,679

BROADCASTING - 4.56%                                        2,450        76,587
Fox Entertainment Group, Inc., Class A *
Viacom, Inc., Class B                                       1,800        65,502
                                                                      ---------
                                                                        142,089
BUILDING MATERIALS & CONSTRUCTION - 2.34%
Masco Corp.                                                 2,000        73,060

BUSINESS SERVICES - 2.19%                                   2,525        68,175
Accenture, Ltd., Class A *

CABLE AND TELEVISION - 2.24%                                2,125        69,785
Comcast Corp.-Special Class A *

CHEMICALS - 2.48%                                           1,750        77,263
Praxair, Inc.

COMPUTERS & BUSINESS EQUIPMENT - 3.48%
Dell, Inc. *                                                2,575       108,510

COSMETICS & TOILETRIES - 6.55%
Avon Products, Inc.                                         2,350        90,945
Colgate-Palmolive Company                                   1,225        62,671
Estee Lauder Companies, Inc., Class A                       1,100        50,347
                                                                      ---------
                                                                        203,963
ELECTRICAL EQUIPMENT - 3.25%
General Electric Company                                    2,775       101,287

FINANCIAL SERVICES - 15.90%
Capital One Financial Corp.                                 1,025        86,315
Federal Home Loan Mortgage Corp.                            1,025        75,542
Federal National Mortgage Association                       1,350        96,134
J.P. Morgan Chase & Company                                 2,525        98,500
State Street  Corp. (c)                                     1,400        68,768
The Goldman Sachs Group, Inc.                                 675        70,227
                                                                      ---------
                                                                        495,486
FOOD & BEVERAGES - 2.89%
PepsiCo, Inc.                                               1,725        90,045

HEALTHCARE PRODUCTS - 8.85%
Guidant Corp.                                               1,450       104,545
Johnson & Johnson                                           1,100        69,762
Medtronic, Inc.                                               650        32,285

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SELECT GROWTH TRUST (CONTINUED)

                                         SHARES
                                           OR
                                        PRINCIPAL
                                         AMOUNT      VALUE
                                        ---------  ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Varian Medical Systems, Inc.                1,600  $   69,184
                                                   ----------
                                                      275,776
HEALTHCARE SERVICES - 2.24%
Medco Health Solutions, Inc. *              1,675      69,680

HOTELS & RESTAURANTS - 2.31%
Harrah's Entertainment, Inc.                1,075      71,907

INSURANCE - 3.14%
AFLAC, Inc.                                   780      31,075
Willis Group Holdings, Ltd.                 1,625      66,901
                                                   ----------
                                                       97,976
INTERNET RETAIL - 1.96%
eBay, Inc. *                                  525      61,047

INTERNET SOFTWARE - 2.94%
Cisco Systems, Inc. *                       4,750      91,675

MANUFACTURING - 2.94%
Rockwell Automation, Inc.                   1,850      91,668

PHARMACEUTICALS - 7.45%
Caremark Rx, Inc. *                         2,850     112,375
Pfizer, Inc.                                4,450     119,661
                                                   ----------
                                                      232,036
RETAIL TRADE - 9.57%
Dollar Tree Stores, Inc. *                  1,075      30,831
Home Depot, Inc.                            1,800      76,932
Kohl's Corp. *                                675      33,190
Tiffany & Company                           2,025      64,739
Wal-Mart Stores, Inc.                       1,750      92,435
                                                   ----------
                                                      298,127
SEMICONDUCTORS - 1.99%
Intel Corp.                                 2,650      61,984

SOFTWARE - 2.95%
Microsoft Corp.                             2,325      62,101
SAP AG, ADR                                   675      29,842
                                                   ----------
                                                       91,943
                                                   ----------
TOTAL COMMON STOCKS (Cost $2,718,708)              $3,102,395
                                                   ----------
REPURCHASE AGREEMENTS - 0.61%
Repurchase Agreement with State Street
 Corp. dated 12/31/2004 at 0.90% to
 be repurchased at $19,001 on
 1/3/2005, collateralized by $20,000
 U.S. Treasury Notes, 6.875% due
 05/15/2006 (valued at $21,225,
 including interest)(c)                 $  19,000  $   19,000
                                                   ----------

TOTAL REPURCHASE AGREEMENTS
(Cost $19,000)                                     $   19,000
                                                   ----------
TOTAL INVESTMENTS (SELECT GROWTH TRUST)
 (COST $2,737,708) - 100.18%                       $3,121,395
LIABILITIES IN EXCESS OF OTHER ASSETS
 - (0.18)%                                             (5,722)
                                                   ----------
TOTAL NET ASSETS - 100.00%                         $3,115,673
                                                   ==========

GLOBAL EQUITY SELECT TRUST

                                         SHARES
                                           OR
                                       PRINCIPAL
                                         AMOUNT       VALUE
                                       ---------    ---------
COMMON STOCKS - 98.51%
FINLAND - 2.17%
Nokia (AB) Oyj                             4,900    $  77,077

FRANCE-7.41%
Societe Generale (a)                       1,100      110,861
Total SA (a)                                 700      152,278
                                                    ---------
                                                      263,139
GERMANY - 5.37%
Schering AG                                1,200       89,360
Siemens AG * (a)                           1,200      101,333
                                                    ---------
                                                      190,693
ITALY - 4.57%
Enel SpA *                                 7,400       72,426
Eni SpA (a)                                3,600       89,766
                                                    ---------
                                                      162,192
JAPAN - 5.77%
Canon, Inc. (a)                            1,000       53,831
Kao Corp. *                                2,500       63,759
Nomura Securities Company, Ltd. *          6,000       87,258
                                                    ---------
                                                      204,848
NETHERLANDS-2.01%
Heineken NV                                2,150       71,393

SWITZERLAND - 11.94%
Credit Suisse Group *                      2,700      113,111
Nestle SA                                    300       78,221
Novartis AG                                1,500       75,329
Swiss Reinsurance Company                    800       56,862
UBS AG - CHF                               1,200      100,281
                                                    ---------
                                                      423,804
UNITED KINGDOM - 22.02%
Barclays PLC                              10,400      116,759
BP PLC                                     7,600       73,967
Cadbury Schweppes PLC                      9,100       84,556
Diageo PLC                                 6,700       95,373
GlaxoSmithKline PLC                        6,200      145,152
HSBC Holdings PLC *                        5,300       89,254
Unilever PLC                               6,300       61,737
Vodafone Group PLC                        42,500      115,011
                                                    ---------
                                                      781,809
UNITED STATES - 37.25%
Bank of America Corp.                      2,000       93,980
Citigroup, Inc.                            1,485       71,547
Exxon Mobil Corp.                          2,000      102,520
First Data Corp.                           1,600       68,064
General Electric Company                   3,100      113,150
Home Depot, Inc.                           1,800       76,932
International Business Machines Corp.        700       69,006
J.P. Morgan Chase & Company                2,640      102,987
Johnson & Johnson                          1,700      107,814
Microsoft Corp.                            4,600      122,866
Oracle Corp. *                             9,200      126,224
Pfizer, Inc.                               2,700       72,603

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL EQUITY SELECT TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT       VALUE
                                                  ---------  ------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
The Coca-Cola Company                                 1,300  $     54,119
United Technologies Corp.                               700        72,345
Wells Fargo Company                                   1,100        68,365
                                                             ------------
                                                                1,322,522
                                                             ------------
TOTAL COMMON STOCKS (Cost $2,881,633)                        $  3,497,477
                                                             ------------
SHORT TERM INVESTMENTS - 14.35%
State Street Navigator Securities
 Lending Prime Portfolio (c)                      $ 509,608  $    509,608
                                                             ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $509,608)                                              $    509,608
                                                             ------------
REPURCHASE AGREEMENTS - 1.61%
Repurchase Agreement with State Street
 Corp. dated 12/31/2004 at 0.90% to
 be repurchased at $57,004 on
 01/03/2005, collateralized by
 $60,000 U.S. Treasury Notes, 3.625%
 due 07/15/2009 (valued at $61,125,
 including interest). (c)                         $  57,000  $     57,000
                                                             ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $57,000)                                               $     57,000
                                                             ------------
TOTAL INVESTMENTS (GLOBAL EQUITY SELECT TRUST)
 (COST $3,448,241) - 114.47%                                 $  4,064,085
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.47)%                 (513,587)
                                                             ------------
TOTAL NET ASSETS - 100.00%                                   $  3,550,498
                                                             ============

The Trust had the following five top industry concentrations as of December 31, 2004 (as a percentage of total net assets):

Banking                      13.81%
Financial Services           10.56%
Petroleum Services            9.26%
Pharmaceuticals               8.65%
Food & Beverages              7.85%

CORE VALUE TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                  ---------     ---------
COMMON STOCKS - 96.83%

AIR TRAVEL - 3.32%
Southwest Airlines Company                            7,320     $ 119,170

BANKING-6.21%
Bank of New York Company, Inc.                        3,095       103,435
US Bancorp                                            3,815       119,486
                                                                ---------
                                                                  222 921
BIOTECHNOLOGY - 1.03%
Amgen, Inc. *                                           575        36,886

BROADCASTING - 2.94%
Viacom, Inc., Class B                                 2,900     $ 105,531

CABLE AND TELEVISION - 6.14%
EchoStar Communications Corp., Class A                3,308       109,958
Time Warner, Inc. *                                   5,685       110,516
                                                                ---------
                                                                  220,474
CELLULAR COMMUNICATIONS - 2.87%
Motorola, Inc.                                        6,000       103,200

COMPUTERS & BUSINESS EQUIPMENT - 8.41%
Hewlett-Packard Company                               6,435       134,942
International Business Machines Corp.                 1,025       101,044
Lexmark International, Inc. *                           775        65,875
                                                                ---------
                                                                  301,861
COSMETICS & TOILETRIES - 3.53%
The Procter & Gamble Company                          2,300       126,684

CRUDE PETROLEUM & NATURAL GAS - 2.73%
ChevronTexaco Corp.                                   1,866        97,984

ELECTRICAL EQUIPMENT - 3.02%
General Electric Company                              2,970       108,405

FINANCIAL SERVICES - 13.84%
Citigroup, Inc.                                       2,250       108,405
Fiserv, Inc. *                                        2,900       116,551
J.P. Morgan Chase & Company                           2,675       104,352
Morgan Stanley                                          975        54,132
The Goldman Sachs Group, Inc.                         1,090       113,403
                                                                ---------
                                                                  496,843
HEALTHCARE PRODUCTS - 3.25%
Johnson & Johnson                                     1,840       116,693

HEALTHCARE SERVICES - 3.15%
Quest Diagnostics, Inc.                               1,185       113,227

HOTELS & RESTAURANTS - 3.13%
McDonald's Corp.                                      3,510       112,531

INSURANCE - 5.48%
AFLAC, Inc.                                           2,069        82,429
CIGNA Corp.                                           1,400       114,198
                                                                ---------
                                                                  196,627
INTERNATIONAL OIL - 2.87%
ConocoPhillips                                        1,185       102,893

INTERNET SOFTWARE - 2.72%
Cisco Systems, Inc. *                                 5,070        97,851

PETROLEUM SERVICES - 3.14%
Exxon Mobil Corp.                                     2,200       112,772

PHARMACEUTICALS - 6.26%
Abbott Laboratories Forest                            2,435       113,593
Laboratories, Inc. *                                  2,475       111,028
                                                                ---------
                                                                  224,621
PHOTOGRAPHY - 3.04%
Eastman Kodak Company                                 3,380       109,005

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE VALUE TRUST (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT      VALUE
                                        ---------  ----------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 9.75%
Best Buy Company, Inc.                      1,910  $  113,492
CVS Corp.                                   2,695     121,464
Lowe's Companies, Inc.                      2,000     115,180
                                                   ----------
                                                      350,136
                                                   ----------
TOTAL COMMON STOCKS (Cost $3,046,349)              $3,476,315
                                                   ----------
REPURCHASE AGREEMENTS - 3.34%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 0.90% to
  be repurchased at $120,009 on
  01/03/2005, collateralized by
  $95,000 U.S. Treasury Bonds, 7.625%
  due 11/15/2022 (valued at $127,493,
  including interest).(c)               $ 120,000  $  120,000
                                                   ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $120,000)                                  $  120,000
                                                   ----------
TOTAL INVESTMENTS (CORE VALUE TRUST)
  (COST $3,166,349) - 100.17%                      $3,596,315
LIABILITIES IN EXCESS OF OTHER ASSETS
  - (0.17)%                                            (6,020)
                                                   ----------
TOTAL NET ASSETS - 100.00%                         $3,590,295
                                                   ==========

HIGH GRADE BOND TRUST

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT      VALUE
                                        ---------  ----------
U.S. TREASURY OBLIGATIONS - 49.96%

U.S. TREASURY BONDS - 18.35%
  6.00% due 02/15/2026                  $ 296,000  $  339,070
  6.25% due 05/15/2030                    230,000     274,985
  6.875% due 08/15/2025                   168,000     211,608
  7.50% due 11/15/2016                    136,000     173,799
  8.125% due 08/15/2021                    58,000      80,307
                                                   ----------
                                                    1,079,769

U.S. TREASURY NOTES - 31.61%
  1.625% due 01/31/2005                   374,000     373,942
  2.75% due 08/15/2007                    223,000     220,552
  2.875% due 11/30/2006                   403,000     401,741
  3.375% due 12/15/2008                   149,000     148,528
  3.50% due 11/15/2009                    192,000     191,100
  4.25%due 11/15/2014                      66,000      66,173
  4.75% due 05/15/2014                    385,000     401,212
  4.875% due 02/15/2012                    54,000      57,075
                                                   ----------
                                                    1,860,323
                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $ 2,897,700)                               $2,940,092
                                                   ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.58%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 5.47%
  4.50% due 01/15/2014                    209,000     208,916
FEDERAL HOME LOAN MORTGAGE
CORPORATION (CONTINUED)
  6.75% due 03/15/2031                     93,000     113,030
                                                   ----------
                                                      321,946
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 20.11%
  5.00% due 04/01/2034 to 12/01/2034
  5.00% TBA**                             941,283     934,394
                                          251,000     248,961
                                                   ----------
                                                    1,183,355
                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,495,600)                                $1,505,301
                                                   ----------
ASSET BACKED SECURITIES - 20.02%
Bank One Issuance Trust,
  Series 2004-A1, Class A1
  3.45% due 10/17/2011                     31,000      30,516
Carmax Auto Owner Trust, Series 2003-1,
  Class A4
  2.16%due 11/15/2009                      59,000      57,744
Carmax Auto Owner Trust,
  Series 2004-2,
  Class A4
  3.46% due 09/15/2011                    117,000     115,942
Chase Funding Mortgage Loan
 Asset-Backed
  Certificates, Series 2004-1,
  Class 1A2
  2.427% due 06/25/2019                    69,000      68,091
CNH Equipment Trust, Series 2003-A,
  Class A4B
  2.57% due 09/15/2009                     98,000      95,870
John Deere Owner Trust, Series 2003-A,
  Class A4
  2.44% due 06/15/2010                    109,000     106,921
National City Auto Receivables Trust,
  Series 2004-A,
  Class A4
  2.88% due 05/15/2011                     74,000      72,668
Navistar Financial Corp. Owner Trust,
  Series 2004-A,
  Class A4
  2.59% due 03/15/2011                     53,000      51,728
Onyx Acceptance Grantor Trust,
  Series 2003-C,
  Class A4
  2.66% due 05/17/2010                     44,000      43,345
Onyx Acceptance Owner Trust,
  Series 2004-B,
  Class A4
  3.89% due 02/15/2011                     72,000      72,195
PSE & G Transition Funding LLC,
  Series 2001-1,
  Class A8
  6.89% due 12/15/2017                     30,000      35,107
Wells Fargo Financial Auto Owner Trust,
  Series 2004-A,
  Class A4
  2.67% due 08/16/2010                     64,000      62,977
Wells Fargo Home Equity Asset,
  Series 2004-2,
  Class AI3
  3.97% due 09/25/2034 (b)                104,000     103,521
WFS Financial Owner Trust,
  Series 2003-1,
  Class A4
  2.74% due 09/20/2010                    117,000     116,134

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH GRADE BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT       VALUE
                                                 ---------   -----------
ASSET BACKED SECURITIES
(CONTINUED)
WFS Financial Owner Trust,
 Series 2004-1, Class A4
 2.81% due 08/22/2011                            $  45,000   $    44,181
WFS Finanical Owner Trust,
 Series 2004-4, Class A4
 3.44% due 05/17/2012                               49,000        48,797
Whole Auto Loan Trust, Series 2004-1, Class A4
 3.26% due 03/15/2011                               53,000        52,362
                                                             -----------
TOTAL ASSET BACKED SECURITIES
(Cost $1,180,663)                                            $ 1,178,099
                                                             -----------
REPURCHASE AGREEMENTS - 9.36%
Repurchase Agreement with State Street
 Corp. dated 12/31/2004 at 0.90% to
 be repurchased at $551,041 on
 1/3/2005, collateralized by $565,000
 U.S. Treasury Notes, 3.375% due
 12/15/2008 (valued at $564,294,
 including interest), (c)***                     $ 551,000   $   551,000
                                                             -----------
 TOTAL REPURCHASE AGREEMENTS
(Cost $551,000)                                              $   551,000
                                                             -----------
TOTAL INVESTMENTS (HIGH GRADE BOND TRUST)
 (COST $6,124,963) - 104.92%                                 $ 6,174,492
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.92)%                 (289,574)
                                                             -----------
TOTAL NET ASSETS - 100.00%                                   $ 5,884,918
                                                             ===========

FOOTNOTES

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

AUD   - Australian Dollar

CAD   - Canadian Dollar

CHF   - Swiss Franc

COP   - Colombian Peso

CZK   - Czech Koruna

DKK   - Danish Krone

EUR   - European Currency

FIM   - Finnish Markka

FRF   - French Franc

DEM   - German Deutsche Mark

GBP   - British Pound

GRD   - Greek Drachma

HKD   - Hong Kong Dollar

HUF   - Hungarian Forint

ITL   - Italian Lira

IEP   - Irish Punt

JPY   - Japanese Yen

MXN   - Mexican Peso

NLG   - Netherlands Guilder

NZD   - New Zealand Dollar

NOK   - Norweigan Krone

PHP   - Philippines Peso

PLN   - Polish Zloty

SEK   - Swedish Krona

SGD   - Singapore Dollar

TRL   - Turkish Lira

USD   - US Dollar

ZAR   - South African Rand

Key to Security Abbreviations and Legend

ADR   - American Depositary Receipts

ADS   - American Depositary Shares

CDO   - Collateralized Debt Obligation

ESOP  - Employee Stock Ownership Program

EWCO  - European Written Call Option

GDR   - Global Depositary Receipts

GTD   - Guaranteed

IO    - Interest Only (Carries notional principal amount)

MTN   - Medium Term Note

NIM   - Net Interest Margin

OTC   - Over The Counter

PLC   - Public Limited Company

PIK   - Paid In Kind

PO    - Principal Only

REIT  - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SBI   - Shares Beneficial Interest

SADR  - Sponsored American Depositary Receipts

SPDR  - Standard & Poor's Depositary Receipts

TBA   - To Be Announced

- Non-Income producing, issuer is in bankruptcy and is in default of interest payments

*     Non-Income Producing

(a)   All or a portion of this security was out on loan

(b)   Floating Rate Note

(c)   Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)   Principal amount of security is adjusted for inflation

(e)   Security Fair Valued on December 31, 2004

(f)   Delisted

(g)   Shares or Principal Amount is in '000's

(h)   Restricted

**    Purchased on a forward commitment (Note 2)

*** At December 31, 2004, all or a portion of this security was pledged to cover forward commitments purchased.

**** At December 31, 2004, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION OF THE TRUST. The John Hancock Trust (formerly, Manufacturers Investment Trust) (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers seventy-nine separate investment portfolios, 74 which are described here as follows: the Science & Technology Trust ("Science & Technology"), the Pacific Rim Trust ("Pacific Rim", formerly "Pacific Rim Emerging Markets Trust"), the Health Sciences Trust ("Health Sciences"), the Emerging Growth Trust ("Emerging Growth"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Small Company Trust ("Small Company"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Stock Trust ("Mid Cap Stock"), the Natural Resources Trust ("Natural Resources"), the All Cap Growth Trust ("All Cap Growth"), the Strategic Opportunities Trust ("Strategic Opportunities"), the Financial Services Trust ("Financial Services"), the International Stock Trust ("International Stock"), the Overseas Trust ("Overseas"), the International Small Cap Trust ("International Small Cap"), the International Value Trust ("International Value"), the Quantitative Mid Cap Trust ("Quantitative Mid Cap"), the Mid Cap Core Trust ("Mid Cap Core"), the Global Trust ("Global", formerly "Global Equity Trust"), the Strategic Growth Trust ("Strategic Growth"), the Capital Appreciation Trust ("Capital Appreciation"), the U.S. Global Leaders Growth Trust ("U.S. Global Leaders Growth"), the Quantitative All Cap Trust ("Quantitative All Cap"), the All Cap Core Trust ("All Cap Core"), the Large Cap Growth Trust ("Large Cap Growth"), the Blue Chip Growth Trust ("Blue Chip Growth"), the U.S. Large Cap Trust ("U.S. Large Cap"), the Core Equity Trust ("Core Equity"), the Strategic Value Trust ("Strategic Value"), the Large Cap Value Trust ("Large Cap Value"), the Classic Value Trust ("Classic Value"), the Utilities Trust ("Utilities"), the Real Estate Securities Trust ("Real Estate Securities"), the Small Cap Opportunities Trust ("Small Cap Opportunities"), the Small Company Value Trust ("Small Company Value"), the Special Value Trust ("Special Value"), the Mid Cap Value Trust ("Mid Cap Value"), the Value Trust ("Value"), the All Cap Value Trust ("All Cap Value"), the Fundamental Value Trust ("Fundamental Value"), the Growth & Income Trust ("Growth & Income"), the Great Companies-America Trust ("Great Companies-America"), the Quantitative Value Trust ("Quantitative Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Global Allocation Trust ("Global Allocation"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Strategic Income Trust ("Strategic Income"), the Global Bond Trust ("Global Bond"), the Diversified Bond Trust ("Diversified Bond"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Total Return Trust ("Total Return"), the Real Return Bond Trust ("Real Return Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460"), the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"), the American Growth Trust ("American Growth"), the American International Trust ("American International"), the American Blue Chip Income and Growth Trust ("American Blue Chip Income and Growth"), the American Growth-Income Trust ("American Growth-Income"), the Small-Mid Cap Growth Trust ("Small-Mid Cap Growth"), the Small Mid-Cap Trust ("Small Mid-Cap"), the International Equity Select Trust ("International Equity Select"), the Select Growth Trust ("Select Growth"), the Global Equity Select Trust ("Global Equity Select"), the Core Value Trust ("Core Value") and the High Grade Bond Trust ("High Grade Bond"). Each of the Portfolios with the exception of Health Sciences, Dynamic Growth, Natural Resources, Utilities, Real Estate Securities, Great Companies-America, Global Bond, Real Return Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth is diversified for purposes of the Investment Company Act of 1940, as amended.

CHANGE IN TRUST AND ADVISER NAME. Effective January 1, 2005, the name of the Trust was changed from Manufacturers Investment Trust to John Hancock Trust and the name of the adviser was changed from Manufacturers Securities Services, LLC to John Hancock Investment Management Services, LLC.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York ("John Hancock New York") and in the case of Series III shares, to certain qualified pension and retirement plans. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". John Hancock New York is a wholly owned subsidiary of John Hancock USA.

At December 31, 2004, of the Trust portfolios noted above, John Hancock USA owned seed money shares of 401,642, 128,653, 402,021, 160,134, 812,069, 240,000,
163,666, 148,368, 240,084, 248,815, 243,514, and 370,920 in U.S. Global Leaders
Growth, Quantitative All Cap, Classic Value, Great Companies-America, Strategic Income, Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond, respectively. These share amounts represent 55.09%, 0.64%, 38.74%, 88.16%, 56.99%, 91.86%,
84.95%, 82.84%, 81.98%, 97.09%, 80.57%, and 87.54% of the total shares outstanding in each of the portfolios, respectively.

John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust (See Note 5) and John Hancock Distributors, LLC ("JHD") a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York (See Note 6).

The Trust offers three classes of shares. Series I shares are offered for all portfolios with the exception of Great Companies-America. Series II shares are offered for all portfolios with the exception of Small-Mid Cap, International Equity Select, Small-Mid Cap Growth, Select Growth Trust, Global Equity Select, Core Value and High Grade Bond. Series III shares are offered for all portfolios with the exception of Small Company Blend, Dynamic Growth, Strategic Opportunities, Quantitative Mid Cap, All Cap Core, Large Cap Growth, Value, Great Companies-America, Income & Value, Small-Mid Cap, International Equity Select, High Grade Bond, U.S. Global Leaders Growth Trust, Classic Value, Strategic Income, Small-Mid Cap Growth, Select Growth, Global Equity Select, Core Value, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth. In addition, the following portfolios are available under Series III, only as an underlying investment in the Lifestyle
Trusts: Aggressive Growth, All Cap Growth, International Stock, Overseas, International Value, Mid Cap Core, Capital Appreciation, US Large Cap, Strategic Value, Small Cap Opportunities, Small Company Value, Diversified Bond, Small-Mid Cap, International Equity Select, and High Grade Bond. Series I, Series II, and Series III shares are the same, except for differences in class expenses and voting rights with respect to their distribution plans (see Note 6).

CHANGE IN PORTFOLIO NAME. Effective May 3, 2004, the name of Pacific Rim Emerging Markets was changed to Pacific Rim and the name of Global Equity was changed to Global.

NEW PORTFOLIOS. Effective May 3, 2004, Small Company, U.S. Global Leaders Growth, Core Equity, Classic Value, Quantitative Value and Strategic Income commenced operations.

PAYMENT MADE BY AFFILIATE. Effective as of December 21, 2004, JHIMS paid to each of the Lifestyle Trusts for the benefit of the Series I shares the following amounts: Lifestyle Aggressive 1000 Trust, $76,816, Lifestyle Growth 820 Trust, $346,385, Lifestyle Balanced 640 Trust, $435,291, Lifestyle Moderate 460 Trust, $188,678 and Lifestyle Conservative 280 Trust, $128,694. JHIMS made this payment to remedy any possible disadvantage Series I shareholders may have experienced due to lack of prospectus disclosure during the period January 2002 to September 2003 regarding the method of investing the proceeds of sales of Series I and Series II shares of the Lifestyle Trusts in shares of the underlying portfolios.

At December 31, 2004, JHIMS accrued $371,819 in Global Bond resulting from the correction of the valuation of an option on an interest rate swap contract.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

ORGANIZATION OF THE TRUST, CONTINUED

REORGANIZATION. On April 30, 2004 the shareholders of the Quantitative Equity Trust and Balanced Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of all the assets, subject to all of the liabilities, of (1) the Quantitative Equity Trust (a "Transferor Portfolio") by and in exchange for shares of the U.S. Large Cap Trust (an "Acquiring Portfolio") and (2) the Balanced Trust (a "Transferor Portfolio") by and in exchange for shares of the Income & Value Trust (an "Acquiring Portfolio). The agreement provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 30, 2004. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolios (including $4,739,713 and $10,461,203 of unrealized appreciation from Balanced and Quantitative Equity respectively acquired by such Acquiring Portfolios. The resulting activity was as follows:

                                                         SHARES    TOTAL NET ASSETS   NET ASSET VALUE
                                                       ----------  ----------------   ---------------
Quantitative Equity Series I at April 30, 2004         12,495,045    $ 187,545,042      $   15.01
Quantitative Equity Series II at April 30,2004            401,020        6,012,470          14.99
Quantitative Equity Series III at April 30, 2004                7              109          15.04

U.S. Large Cap Trust Series I at April 30, 2004        34,767,609      445,194,511          12.80
U.S. Large Cap Trust Series II at April 30, 2004       13,151,196      167,722,566          12.75
U.S. Large Cap Trust Series III at April 30, 2004             994           12,709          12.78

U.S Large Cap Trust Series I after
reorganization on April 30,2004:                       49,419,566      632,739,554          12.80
U.S Large Cap Trust Series II after
reorganization on April 30,2004:                       13,622,763      173,735,036          12.75
U.S Large Cap Trust Series III after
reorganization on April 30, 2004:                           1,003           12,818          12.78

Balanced Series I at April 30, 2004                     9,906,071      121,750,552          12.29
Balanced Series II at April 30,2004                     1,681,612       20,607,207          12.25

Income and Value Series I at April 30, 2004            49,474,410      504,349,005          10.19
Income and Value Series II at April 30, 2004            8,777,918       89,108,968          10.15

Income and Value Series I after
reorganization on April 30, 2004:                      61,422,452      626,099,557          10.19
Income and Value Series II after
reorganization on April 30, 2004:                      10,808,185      109,716,175          10.15

On May 1, 2003 the shareholders of the Internet Technologies Trust, Telecommunications Trust, Mid Cap Growth Trust and Mid Cap Opportunities Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of all the assets, subject to all of the liabilities, of (1) the Internet Technologies Trust and the Telecommunications Trust (the "Transferor Portfolios") by and in exchange for shares of the Science & Technology Trust (an "Acquiring Portfolio") and (2) the Mid Cap Growth Trust and the Mid Cap Opportunities Trust (the "Transferor Portfolios" ) by and in exchange for shares of the Dynamic Growth Trust (an "Acquiring Portfolio). The agreement provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 2, 2003. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolios (including $782,073, $3,378,920, and $783,351 of unrealized appreciation from Telecommunications, Mid Cap Growth, and Mid Cap Opportunities, respectively and $3,139,619 of unrealized depreciation from Internet Technologies) acquired by such Acquiring Portfolios. The resulting activity was as follows:

                                                                         SHARES        TOTAL NET ASSETS   NET ASSET VALUE
                                                                       ----------      ----------------   ---------------
Internet Technologies Series I at May 2, 2003                          10,510,373        $ 30,853,020          $ 2.94
Internet Technologies Series II at May 2, 2003                          1,551,227           4,544,006            2.93

Telecommunications Series I at May 2, 2003                              2,336,257          10,461,209            4.48
Telecommunications Series II at May 2, 2003                               754,783           3,376,782            4.47

Science & Technology Series I at May 2, 2003                           46,347,714         402,450,266            8.68
Science & Technology Series II at May 2, 2003                           2,350,136          20,394,835            8.68

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

ORGANIZATION OF THE TRUST, CONTINUED

                                                      SHARES      TOTAL NET ASSETS    NET ASSET VALUE
                                                    ----------    ----------------    ---------------

Science & Technology Series I after
reorganization on May 2, 2003                       51,107,417     $  443,764,495         $   8.68
Science & Technology Series II after
reorganization on May 2, 2003                        3,262,669         28,315,623             8.68

Mid Cap Growth Series I at May 2, 2003               3,841,162     $   30,416,167         $   7.92
Mid Cap Growth Series II at May 2, 2003              1,731,994         13,699,952             7.91

Mid Cap Opportunities Series I at May 2, 2003        2,199,418         17,399,010             7.91
Mid Cap Opportunities Series II at May 2, 2003         920,279          7,267,941             7.90

Dynamic Growth Series I at May 2, 2003              19,808,320         68,921,850             3.48
Dynamic Growth Series II at May 2, 2003              1,665,758          5,792,256             3.48

Dynamic Growth Series I after
reorganization on May 2, 2003:                      33,548,314        116,737,027             3.48
Dynamic Growth Series II after
reorganization on May 2, 2003:                       7,691,014         26,760,149             3.48

At a meeting held on December 13, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which certain Portfolios of the Trust (the "Acquired Portfolios") will be combined with another, corresponding Portfolio of the Trust (each an "Acquiring Portfolio"). The Acquired Portfolios and their corresponding Acquiring Portfolios are listed below:

   Acquired Portfolios             Acquiring Portfolios
-------------------------     --------------------------------
Aggressive Growth Trust       Mid Cap Stock Trust
Diversified Bond Trust        Active Bond Trust
Equity Index Trust            500 Index Trust B
Overseas Trust                International Value Trust
Small Company Blend Trust     Small Cap Opportunities Trust
Strategic Growth Trust        U.S. Global Leaders Growth Trust

With respect to the Acquiring Portfolios, the U.S. Global Leaders Growth Trust, International Value Trust, Mid Cap Stock Trust and Small Cap Opportunities Trust are existing Trust Portfolios and the Active Bond Trust and 500 Index Trust B are newly organized Trust Portfolios that will first issue shares in connection with the Portfolio combinations.

A Special Meeting of Shareholders is scheduled for March 1,2005 at 10:30 a.m. Eastern Time. If approved by shareholders, the acquisition is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on April 29,2005.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Investments in other mutual funds including underlying Portfolio shares held by the Lifestyle Trusts, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are valued at their net asset value per share at valuation date. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times.

Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received.

Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures. Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REIT's) and as a result, will estimate the components of distributions from these securities. Distributions from REIT's received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

MULTI-CLASS OPERATIONS. All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

      (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The following is a summary of open futures contracts at December 31, 2004:

                                               SALE OF FUTURES CONTRACTS                    PURCHASE OF FUTURE CONTRACTS
                                  --------------------------------------------------   ------------------------------------
                                               NUMBER                                   NUMBER
                                  EXPIRATION   OF OPEN      NOTIONAL      UNREALIZED    OF OPEN   NOTIONAL       UNREALIZED
                                     DATE     CONTRACTS      AMOUNT       GAIN/(LOSS)  CONTRACTS   AMOUNT        GAIN/(LOSS)
                                  ----------  ---------  -------------   ------------  ---------  ------------  ------------
ALL CAP CORE
Russell 2000 Index                 Mar-2005                                                 49    $ 16,021,775   $   603,631
S&P 500 Index                      Mar-2005                                                  9       2,730,825        38,046
                                                                                                                ------------
                                                                                                                 $   641,677
                                                                                                                ============

STRATEGIC BOND
U.S. Treasury Bonds                Mar-2005                                                298    $ 33,525,000   $   296,538
                                                                                                                ============

U.S. 2 yr Treasury Notes           Mar-2005      (143)   ($ 29,971,906)   $  22,045
U.S. 5 yr Treasury Notes           Mar-2005      (776)     (84,996,250)     280,429
U.S. 10 yr Treasury Notes          Mar-2005      (369)     (41,304,938)     187,622
                                                                         ----------
                                                                          $ 490,096
                                                                         ==========

STRATEGIC INCOME
U.S. 10 yr Treasury Notes          Mar-2005        (9)   ($  1,007,438)   $   1,230
                                                                         ==========

GLOBAL BOND
5 yr German Euro-BOBL              Mar-2005                                                 30    $  4,584,983  ($     4,894)
10 yr German Euro-BUND             Mar-2005                                                778     124,896,469       818,806
Japan 10 yr Govt. Bonds            Mar-2005                                                 78     105,052,857       353,646
U.S. Treasury Bonds U.S.           Mar-2005                                                169      19,012,500       268,773
10 yr Treasury Notes               Mar-2005                                               1369     153,242,438     1,550,312
Eurodollar                         Jun-2005                                                221      53,495,812      (270,725)
                                                                                                                ------------
                                                                                                                 $ 2,715,918
                                                                                                                ============

INVESTMENT QUALITY BOND
U.S. 2 yr Treasury Notes           Mar-2005       (21)   ($ 4,401,469)    $   2,869
U.S. 5 yr Treasury Notes           Mar-2005      (227)    (24,863,594)       89,537
U.S. 10 yr Treasury Notes          Mar-2005      (202)    (22,611,375)       65,473
U.S. Treasury Bonds                Mar-2005       (20)     (2,250,000)      (16,642)
                                                                         ----------
                                                                          $ 141,237
                                                                         ==========

TOTAL RETURN

10 yr German Euro-BUND             Mar-2005                                                364    $ 58,434,852  ($   196,616)
Japan 10 yr Government Bonds       Mar-2005                                                 16      21,549,304        70,573
U.S. 10 yr Treasury Notes          Mar-2005                                              3,518     393,796,125      (158,106)
U.S. Treasury Bonds                Mar-2005                                                167      18,787,500       375,750
Eurodollar                         Jun-2005                                                306      74,071,125      (314,237)
Eurodollar                         Sep-2005                                              1,179     284,757,975    (1,144,331)
Eurodollar                         Dec-2005                                                197      47,496,700        30,283
Euribor                            Dec-2005                                                160           2,707             _
                                                                                                                ------------
                                                                                                                ($ 1,336,684)
                                                                                                                ============

Euribor                            Jun-2005      (202)   ($   116,215)   ($  31,880)
U.K. 90 day LIBOR                  Jun-2005       (82)           (982)       34,630
                                                                         ----------
                                                                          $   2,750
                                                                         ==========

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                            SALE OF FUTURES CONTRACTS                          PURCHASE OF FUTURE CONTRACTS
                              -------------------------------------------------------    -----------------------------------------
                                            NUMBER                                        NUMBER
                              EXPIRATION    OF OPEN        NOTIONAL       UNREALIZED      OF OPEN       NOTIONAL       UNREALIZED
                                 DATE      CONTRACTS        AMOUNT        GAIN/LOSS)     CONTRACTS       AMOUNT        GAIN/LOSS)
                              ----------   ---------       --------       -----------    ---------      --------      ------------
REAL RETURN BOND
Euro-BUND                      Mar-2005                                                      76         $     1,029
10 yr German Euro-BUND         Mar-2005                                                      58           9,311,048    $   34,015
U.S. 10 yr Treasury Notes      Mar-2005                                                     108          12,089,250       144,281
Eurodollar                     Jun-2005                                                      79          19,122,937       (86,900)
                                                                                                                      -----------
                                                                                                                       $   91,396
                                                                                                                      ===========
U.S. GOVERNMENT SECURITIES
U.S. Treasury Bonds            Mar-2005                                                      30         $ 3,375,000   ($    6,671)
U.S. 5 yr Treasury Notes       Mar-2005                                                     113          12,377,031       (16,301)
U.S. 10 yr Treasury Notes      Mar-2005                                                      62           6,940,125       (29,663)
                                                                                                                      -----------
                                                                                                                      ($   52,635)
                                                                                                                      ===========


PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell put and call options on securities, (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market' to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option.

If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call.

If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid on swap contracts are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

As a result of a recent Financial Accounting Standards Board (FASB) Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), certain Portfolios have included periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statements of Changes in Net Assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income and decreased (increased) net realized gains by $1,781,440, $10,880 and $0 in Global Bond, Total Return, and Real Return Bond for the year ended December 31, 2004 and increased net investment income and decreased net realized gains by $892,815, $18,001 and $0 in Global Bond, Total Return, and Real Return Bond for the year ended December 31, 2003, and increased (decreased) net investment income and decreased (increased) net realized gains by $53,263 and ($16,517) in Global Bond and Total Return for the year ended December 31, 2002, and increased (decreased) net investment income and decreased (increased) net realized gains by $282,972 and ($86,999) in Global Bond and Total Return for the year ended December 31, 2001, and increased (decreased) net investment income and decreased (increased) net realized gains by $48,009 and ($642,376) in Global Bond and Total Return for the year ended December 31, 2000. This change had no effect on each Portfolio's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may lend securities in amounts up to 33 1/3% of their total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At December 31, 2004, the values of securities loaned and of cash collateral were as follows:

                                                            MARKET VALUE      VALUE OF
                                                            OF SECURITIES       CASH
                                                               LOANED        COLLATERAL
                                                            -------------   -------------
Science & Technology                                        $  36,869,288   $  37,877,145
Pacific Rim (formerly, Pacific Rim Emerging Markets) (1)       24,644,739      25,931,078
Emerging Growth                                                64,760,371      66,592,827
Aggressive Growth                                              77,466,648      79,354,347
Emerging Small Company                                         97,159,334      99,529,007
Small Company Blend (2)                                        51,690,787      53,223,108
Small Company                                                  10,769,861      11,056,182
Dynamic Growth                                                 21,128,912      21,617,183
Mid Cap Stock                                                 112,735,834     115,550,751
Natural Resources                                             115,328,010     118,016,582
All Cap Growth                                                 28,027,293      28,688,155
Strategic Opportunities                                        64,790,626      66,440,950
Financial Services                                             10,818,847      11,042,424
International Stock                                           147,344,920     154,768,871
Overseas                                                      171,711,163     179,319,024
International Small Cap                                        69,957,660      73,976,982
International Value                                           200,264,481     209,473,396
Quantitative Mid Cap                                           19,529,995      19,989,411
Mid Cap Core                                                    2,857,415       2,920,526
Global (formerly Global Equity)                                70,245,915      73,545,027
Strategic Growth                                               21,692,226      22,263,288
Capital Appreciation                                           11,989,991      12,272,508
Quantitative All Cap                                           30,585,537      31,341,436
All Cap Core                                                   15,369,838      15,729,157
Large Cap Growth                                               28,867,576      29,708,603
Blue Chip Growth                                               45,830,462      46,964,142
U.S. Large Cap (3)                                             44,729,260      45,742,760
Strategic Value                                                 8,579,240       8,953,643
Large Cap Value                                                14,927,999      15,357,796
Classic Value                                                      86,680          88,550
Utilities                                                       3,466,372       3,550,833
Real Estate Securities                                         57,131,568      58,539,637
Small Cap Opportunities                                        37,582,050      38,484,016
Small Company Value                                           104,089,592     106,597,367
Special Value                                                   3,227,265       3,306,449
Mid Cap Value                                                 123,125,457     126,141,614
All Cap Value                                                  19,257,030      19,785,330
Fundamental Value                                              63,749,338      65,187,713
Growth & Income                                                 7,591,850       7,800,800
Quantitative Value                                             19,925,065      20,411,486
Equity-Income                                                 106,739,086     109,499,931
Income & Value (4)                                             74,062,234      75,644,042
Global Allocation (5)                                           9,829,163      10,259,420
High Yield                                                    215,208,616     219,605,605
Strategic Bond                                                125,100,748     127,896,614
Strategic Income                                                  560,988         572,703
Diversified Bond                                                  974,763         994,110
Investment Quality Bond                                        14,519,946      14,822,283
Total Return                                                    2,002,921       2,042,213
Small-Mid Cap Growth                                              636,304         652,577
Small Mid-Cap                                                      57,996          59,275
International Equity Select                                       718,363         734,742
Global Equity Select                                              485,123         509,608

(1) Comprised of $25,919,420 and $11,658 of cash collateral and securities collateral, respectively.

(2) Comprised of $53,130,219 and $92,889 of cash collateral and securities collateral, respectively.

(3) Comprised of $43,683,370 and $2,059,391 of cash collateral and securities collateral, respectively.

(4) Comprised of $75,421,822 and $222,220 of cash collateral and securities collateral, respectively.

(5) Comprised of $10,229,008 and $30,412 of cash collateral and securities collateral, respectively.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may enter into mortgage dollar rolls in which they sell debt securities for delivery currently am simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carry-forwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent and Blue Sky fees, are accrued daily and charged directly to the respective share class.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio of the Trust may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding At December 31 2004:

                                             HEALTH SCIENCES               ALL CAP GROWTH            AGGRESSIVE GROWTH
                                        -------------------------   ----------------------------  ------------------------
                                        NUMBER OF     PREMIUMS       NUMBER OF       PREMIUMS      NUMBER OF    PREMIUMS
                                        CONTRACTS     RECEIVED       CONTRACTS       RECEIVED      CONTRACTS    RECEIVED
                                        ---------   -------------   ------------   -------------   ---------   -----------
Options outstanding 12/31/2003              7,741   $   2,337,298              -               -         268   $    29,572
Options written                            38,264      11,836,095            545   $      65,454       7,690       712,382
Options closed, expired & exercised       (36,224)    (11,144,110)          (545)        (65,454)     (6,252)     (562,232)
                                        ---------   -------------   ------------   -------------   ---------   -----------
Options outstanding at 12/31/2004           9,781   $   3,029,283              -               -       1,706   $   179,722
                                        =========   =============   ============   =============   =========   ===========

                                              GLOBAL BOND                  TOTAL RETURN                 REAL RETURN
                                         ------------------------  ----------------------------  -------------------------
                                         NUMBER OF     PREMIUMS      NUMBER OF       PREMIUMS     NUMBER OF    PREMIUMS
                                         CONTRACTS     RECEIVED      CONTRACTS       RECEIVED     CONTRACTS    RECEIVED
                                         ----------  ------------  -------------   ------------  -----------  -----------
Options outstanding 12/31/2003           46,270,139  $  1,181;725    102,500,773   $  3,584,637   60,400,000  $   526,152
Options written                          42,101,187     1,431,384     15,506,191      3,420,014          298      103,961
Options closed, expired & exercised     (67,170,939)   (1,434,440)   (86,405,202)    (5,432,783) (60,400,136)    (558,780)
                                        -----------  ------------  -------------   ------------  -----------  -----------
Options outstanding at 12/31/2004        21,200,387  $  1,178,669     31,601,762   $  1,571,868          162  $    71,333
                                        ===========  ============  =============   ============  ===========  ===========

                                                                   NUMBER
                                                                     OF
PORTFOLIO                 DESCRIPTION                      TYPE   CONTRACTS   EXPIRATION DATE    VALUE
---------                 -----------                      ----   ---------   ---------------   --------
HEALTH SCIENCES
  Forest Labs, Inc. (Strike Price of $55.00)                Put         (17)       Jan-05       ($16,830)
  Boston Scientific Corp. (Strike Price of $45.00)          Put         (47)       Jan-05        (44,180)
  Amgen, Inc. (Strike Price of $60.00)                     Call        (464)       Jan-05       (213,440)
  Sepracor, Inc. (Strike Price of $55.00)                  Call         (62)       Jan-05        (31,000)
  Cephalon (Strike Price of $50.00)                         Put         (30)       Jan-05         (2,550)

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                            NUMBER
                                                                              OF
PORTFOLIO                           DESCRIPTION                   TYPE     CONTRACTS      EXPIRATION DATE          VALUE
---------                           -----------                   ----     ---------      ---------------        ---------
HEALTH SCIENCES, CONTINUED
  Stryker (Strike Price of $50.00)                                 Put        (48)             Jan-05             ($9,600)
  Allergan, Inc. (Strike Price of $80.00)                         Call        (74)             Jan-05             (16,650)
  Elan Corp. PLC (Strike Price of $30.00)                         Call       (148)             Jan-05              (6,660)
  Anthem, Inc. (Strike Price of $90.00)                           Call        (29)             Jan-05             (72,210)
  Amylin Pharmaceuticals, Inc. (Strike Price of $22.50)           Call        (28)             Jan-05              (4,200)
  Unitedhealth Group, Inc. (Strike Price of $70.00)               Call        (39)             Jan-05             (73,710)
  Cephalon, Inc. (Strike Price of $55.00)                          Put        (39)             Jan-05             (15,600)
  HCA, Inc. (Strike Price of $40.00)                              Call       (119)             Jan-05             (10,710)
  Lilly (Eli) & Company (Strike Price of $60.00)                  Call       (115)             Jan-05              (4,025)
  Onyx Pharmaceuticals, Inc. (Strike Price of $35.00)             Call        (39)             Jan-05              (2,535)
  Genentech, Inc. (Strike Price of $52.50)                        Call       (136)             Jan-05             (42,160)
  Cardinal Health, Inc. (Strike Price of $50.00)                  Call        (62)             Jan-05             (52,080)
  Atherogenics, Inc. (Strike Price of $35.00)                      Put        (21)             Jan-05             (24,150)
  Biogen Idec, Inc. (Strike Price of $65.00)                      Call        (37)             Jan-05             (10,730)
  Gilead Sciences, Inc. (Strike Price of S37.50)                  Call        (59)             Jan-05              (1,770)
  Atherogenics, Inc. (Strike Price of $30.00)                     Call       (116)             Jan-05                (580)
  Gilead Sciences, Inc. (Strike Price of $35.00)                  Call       (152)             Jan-05             (15,960)
  Unitedhealth Group, Inc. (Strike Price of $80.00)                Put        (15)             Jan-05                (450)
  Genentech, Inc. (Strike Price of $55.00)                         Put        (38)             Jan-05              (8,360)
  Pfizer, Inc. (Strike Price of $32.50)                           Call        (78)             Jan-05              (7,800)
  Pfizer, Inc. (Strike Price of $30.00)                           Call       (152)             Jan-05             (24,320)
  Dade Behring Holdings, Inc. (Strike Price of $60.00)             Put        (81)             Feb-05             (38,070)
  Protein Design Labs, Inc. (Strike Price of $22.50)              Call       (117)             Feb-05              (6,435)
  Gen Probe, Inc. (Strike Price of $45.00)                        Call        (39)             Feb-05             (11,700)
  Amerisourcebergen Corp. (Strike Price of $55.00)                Call        (90)             Feb-05             (44,100)
  Onyx Pharmaceuticals, Inc. (Strike Price of $35.00)             Call       (159)             Feb-05             (32,595)
  ImClone Systems, Inc. (Strike Price of $50.00)                  Call       (150)             Feb-05             (30,750)
  ImClone Systems, Inc. (Strike Price of $45.00)                  Call       (113)             Feb-05             (47,460)
  Gen Probe, Inc. (Strike Price of $45.00)                         Put        (23)             Feb-05              (5,750)
  Pharmion Corp. (Strike Price of $80.00)                          Put        (38)             Feb-05             (28,120)
  Cardinal Health, Inc. (Strike Price of $50.00)                  Call       (116)             Mar-05            (107,880)
  Stryker Corp. (Strike Price of $50.00)                           Put        (40)             Mar-05             (11,800)
  Eyetech Pharmaceuticals, Inc. (Strike Price of $40.00)           Put        (84)             Mar-05             (11,760)
  Anthem, Inc. (Strike Price of $95.00)                           Call        (39)             Mar-05             (82,290)
  Omnicare, Inc. (Strike Price of $25.00)                         Call        (38)             Mar-05             (36,860)
  Community Health Systems, Inc. (Strike Price of $30.00)          Put        (46)             Mar-05             (10,810)
  Pfizer, Inc. (Strike Price of $30.00)                           Call       (270)             Mar-05              (9,450)
  Genentech, Inc. (Strike Price of $55.00)                        Call        (39)             Mar-05             (13,650)
  Nabi Biopharmaceuticals (Strike Price of $15.00)                Call       (128)             Mar-05             (14,720)
  Eyetech Pharmaceuticals, Inc. (Strike Price of $50.00)          Call       (108)             Mar-05             (17,280)
  Eyetech Pharmaceuticals, Inc. (Strike Price of $50.00)           Put        (36)             Mar-05             (20,520)
  Serologicals Corp. (Strike Price of $22.50)                      Put        (13)             Apr-05              (2,275)
  Medicines Company (Strike Price of $30.00)                       Put        (38)             Apr-05             (12,540)
  Amgen, Inc. (Strike Price of $60.00)                            Call       (155)             Apr-05             (89,900)
  Lilly (Eli) & Company (Strike Price of $60.00)                  Call       (173)             Apr-05             (31,140)
  Wyeth (Strike Price of $45.00)                                  Call        (38)             Apr-05              (3,800)
  Medicines Company (Strike Price of $30.00)                      Call       (113)             Apr-05             (24,860)
  Elan Corp. PLC (Strike Price of $35.00)                         Call       (154)             Apr-05             (13,090)
  Osi Pharmaceuticals, Inc. (Strike Price of $65.00)              Call       (116)             Apr-05            (158,920)
  Osi Pharmaceuticals, Inc. (Strike Price of $60.00)              Call        (77)             Apr-05            (130,130)
  Elan Corp. PLC (Strike Price of $30.00)                         Call       (148)             Apr-05             (32,560)
  Elan Corp. PLC (Strike Price of $25.00)                          Put        (75)             Apr-05             (15,000)

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                            NUMBER
                                                                              OF
PORTFOLIO                           DESCRIPTION                   TYPE     CONTRACTS      EXPIRATION DATE          VALUE
---------                           -----------                   ----     ---------      ---------------        ---------
HEALTH SCIENCES, CONTINUED
  Biogen Idec, Inc. (Strike Price of $65.00)                      Call        (77)             Apr-05            ($44,660)
  Amgen, Inc. (Strike Price of $60.00)                             Put        (76)             Apr-05              (9,120)
  Sepracor, Inc. (Strike Price of $65.00)                         Call       (140)             Apr-05             (36,400)
  Sepracor, Inc. (Strike Price of $60.00)                          Put        (35)             Apr-05             (17,500)
  Biogen Idec, Inc. (Strike Price of $70.00)                      Call        (38)             Apr-05             (13,680)
  Forest Labs, Inc. (Strike Price of $50.00)                      Call       (221)             May-05             (61,880)
  Cooper Companies, Inc. (Strike Price of $75.00)                 Call        (33)             May-05              (9,900)
  Amerisourcebergen Corp. (Strike Price of $60.00)                Call       (120)             May-05             (37,200)
  Invitrogen, Corp. (Strike Price of $55.00)                       Put        (39)             May-05              (4,680)
  Imclone Systems, Inc. (Strike Price of $60.00)                  Call       (192)             May-05             (30,720)
  Medtronic, Inc. (Strike Price of $55.00)                         Put        (57)             May-05             (33,630)
  Imclone Systems, Inc. (Strike Price of $55.00)                  Call       (150)             May-05             (39,750)
  Forest Labs, Inc. (Strike Price of $40.00)                      Call        (74)             May-05             (55,500)
  Imclone Systems, Inc. (Strike Price of $50.00)                  Call       (225)             May-05             (96,750)
  Alkermes, Inc. (Strike Price of $15.00)                         Call        (77)             May-05             (10,780)
  Protein Design Labs, Inc. (Strike Price of $22.50)              Call        (78)             May-05             (12,090)
  Nektar Therapeutics (Strike Price of $25.00)                    Call       (114)             May-05             (14,250)
  Gen Probe, Inc. (Strike Price of $45.00)                         Put        (39)             May-05             (16,770)
  United Therapeutics Corp. (Strike Price of $50.00)              Call        (84)             May-05             (22,680)
  Edwards Lifesciences Corp. (Strike Price of $45.00)             Call        (31)             May-05              (4,960)
  Medtronic, Inc. (Strike Price of $50.00)                        Call        (82)             May-05             (19,270)
  Medimmune, Inc. (Strike Price of $32.50)                        Call        (48)             Jun-05              (3,120)
  Anthem, Inc. (Strike Price of $90.00)                           Call        (38)             Jun-05            (107,160)
  Eyetech Pharmaceuticals, Inc. (Strike Price of $40.00)           Put        (38)             Jun-05             (10,260)
  Ivax Corp. (Strike Price of $17.50)                             Call       (121)             Jun-05             (18,150)
  Anthem, Inc. (Strike Price of $90.00)                            Put        (39)             Jun-05              (5,460)
  Pfizer, Inc. (Strike Price of $30.00)                           Call       (154)             Jun-05             (56,980)
  Wellpoint, Inc. (Strike Price of $105.00)                        Put        (38)             Jun-05             (15,960)
  Genentech, Inc. (Strike Price of $60.00)                        Call       (151)             Jun-05             (52,850)
  Eyetech Pharmaceuticals, Inc. (Strike Price of $45.00)           Put        (58)             Jun-05             (26,680)
  Martek Biosciences Corp. (Strike Price of $50.00)               Call        (73)             Jun-05             (48,910)
  Community Health Systems, Inc. (Strike Price of $30.00)          Put        (36)             Jun-05              (9,720)
  Martek Biosciences Corp. (Strike Price of $55.00)               Call        (37)             Jun-05             (16,650)
  Zimmer Holdings, Inc. (Strike Price of $95.00)                  Call        (39)             Jun-05              (5,070)
  Lilly (Eli) & Company (Strike Price of $60.00)                  Call        (31)             Jul-05              (8,835)
  Osi Pharmaceuticals, Inc. (Strike Price of $55.00)              Call        (77)             Jul-05            (174,020)
  Sunrise Senior Living, Inc. (Strike Price of $45.00)             Put        (42)             Jul-05              (9,870)
  St. Jude Medical, Inc. (Strike Price of $40.00)                  Put        (39)             Jul-05              (7,995)
  Guidant Corp. (Strike Price of $75.00)                          Call        (36)             Jul-05              (3,600)
  Patterson Companies, Inc. (Strike Price of $45.00)               Put        (40)             Jul-05             (14,400)
  Sepracor, Inc. (Strike Price of $60.00)                          Put       (114)             Jul-05             (74,100)
  Guidant Corp. (Strike Price of $75.00)                           Put        (36)             Jul-05             (11,880)
  Wyeth (Strike Price of $45.00)                                  Call       (114)             Jul-05             (18,240)
  Atherogenics, Inc. (Strike Price of $30.00)                     Call       (115)             Jul-05             (22,425)
  Neurocrine Biosciences, Inc. (Strike Price of $60.00)           Call       (152)             Aug-05             (35,720)
  Neurocrine Biosciences, Inc. (Strike Price of $45.00)            Put        (19)             Aug-05              (6,460)
  Sepracor, Inc. (Strike Price of $55.00)                          Put        (76)             Jan-06             (46,360)
  Sepracor, Inc. (Strike Price of $60.00)                         Call        (71)             Jan-06             (11,715)
  Amylin Pharmaceuticals, Inc. (Strike Price of $25.00)           Call       (151)             Jan-06             (60,400)
  Coventry Healthcare, Inc. (Strike Price of $50.00)               Put        (57)             Jan-06             (25,650)
  Invitrogen Corp. (Strike Price of $70.00)                        Put        (54)             Jan-06             (46,440)
  Triad Hospitals, Inc. (Strike Price of $40.00)                   Put        (29)             Jan-06             (15,080)

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                                  NUMBER
                                                                                    OF
PORTFOLIO                      DESCRIPTION                            TYPE      CONTRACTS   EXPIRATION DATE      VALUE
---------                      -----------                            ----     -----------  ---------------  ------------
HEALTH SCIENCES, CONTINUED
  Elan Corp. PLC (Strike Price of $25.00)                              Put           (108)      Jan-06       ($    43,200)
  Baxter International, Inc. (Strike Price of $35.00)                  Put            (59)      Jan-06            (18,290)
  CV Therapeutics, Inc. (Strike Price of $15.00)                       Put            (75)      Jan-06            (19,125)
  Elan Corp. PLC (Strike Price of $30.00)                              Put           (126)      Jan-06            (80,640)
  Accredo Health, Inc. (Strike Price of $30.00)                        Put            (34)      Jan-06            (16,660)
  Merck & Company, Inc. (Strike Price of $30.00)                       Put            (62)      Jan-06            (13,950)
  Schein Henry, Inc. (Strike Price of $60.00)                          Put            (12)      Jan-06             (3,420)
  CV Therapeutics, Inc. (Strike Price of $20.00)                       Put            (77)      Jan-06            (36,960)
  Biogen Idec, Inc. (Strike Price of $60.00)                           Put            (37)      Jan-06            (10,915)
  Bausch & Lomb, Inc. (Strike Price of $65.00)                         Put            (31)      Jan-06            (17,980)
  Abbott Labs (Strike Price of $50.00)                                 Put            (37)      Jan-06            (18,870)
                                                                                                             ------------
                                                                                                             ($ 3,650,815)
                                                                                                             ============

AGGRESSIVE GROWTH
  Eon Labs Inc. (Strike Price of $30.00)                              Call           (205)      Jan-05       ($     5,125)
  Caremark Rx Inc. (Strike Price of $40.00)                           Call           (321)      Feb-05            (46,545)
  Investors Financial Services Company (Strike Price of $50.00)       Call           (270)      Feb-05            (58,050)
  Osi Pharmaceuticals Inc. (Strike Price of $80.00)                   Call           (110)      Feb-05            (30,800)
  Alliance Data Systems Corp. (Strike Price of $50.00)                Call           (168)      Feb-05             (6,720)
  Alliance Data Systems Corp. (Strike Price of $50.00)                Call            (93)      Feb-05             (9,300)
  Joy Global Inc. (Strike Price of $45.00)                            Call           (209)      Feb-05            (33,440)
  Impax Laboratories Inc. (Strike Price of $17.50)                    Call           (330)      Feb-05            (19,800)
                                                                                                             ------------
                                                                                                             ($   209,780)
                                                                                                             ============

GLOBAL BOND
  U.S. Treasury Notes 10Yr Futures (Strike price of $114.00)          Call           (233)      Feb-05       ($    54,609)
  U.S.Treasury Notes 10Yr Futures(Strike price of $115.00)            Call           (154)      Feb-05            (16,844)
  Interest Rate Swap 3 Month LIBOR (Strike price of $5.75)            Call     (6,900,000)      Aug-05           (507,129)
  Interest Rate Swap 3 Month LIBOR (Strike price of $5.75)             Put     (6,900,000)      Aug-05            (14,821)
  Swap Option 3 Month LIBOR (Strike price of $5.75)                    Put       (700,000)      Aug-05             (1,504)
  Swap Option 3 Month LIBOR (Strike price of $5.75)                   Call       (700,000)      Aug-05            (51,448)
  Interest Rate Swap 3 Month LIBOR (Strike price of $6.00)             Put     (2,500,000)      Sep-05             (5,158)
  Swap Option 3 Month LIBOR (Strike price of $4.00)                   Call     (2,500,000)      Sep-05            (16,713)
  Interest Rate Swap 3 Month LIBOR (Strike price of $4.375)           Call     (1,000,000)      Dec-06            (15,218)
                                                                                                             ------------
                                                                                                             ($   683,444)
                                                                                                             ============

TOTAL RETURN
  U.S. Treasury Notes 10Yr Futures (Strike price of $114.00)          Call         (1,035)      Feb-05       ($   242,578)
  U.S. Treasury Notes 10Yr Futures (Strike price of $108.00)           Put           (727)      Feb-05            (79,516)
  Interest Rate Swap 3 Month LIBOR (Strike price of $6.70)             Put    (11,600,000)      Jun-05               (568)
  Interest Rate Swap 3 Month LIBOR (Strike price of $6.00)            Call    (20,000,000)      Jun-05         (1,804,640)
                                                                                                             ------------
                                                                                                             ($ 2,127,302)
                                                                                                             ============

REAL RETURN
  U.S. Treasury Notes 10Yr Futures (Strike price of $114.00)          Call            (81)      Feb-05       ($    18,984)
  U.S. Treasury Notes 10Yr Futures (Strike price of $ 109.00)          Put            (81)      Feb-05            (13,922)
                                                                                                             ------------
                                                                                                             ($    32,906)
                                                                                                             ============

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

The following is a summary of open interest rate swap contracts outstanding in Global Bond, Total Return and Real Return Bond as of December 31, 2004:

                                                                                                                    UNREALIZED
  NOTIONAL                          EFFECTIVE  TERMINATION                                                         APPRECIATION
   AMOUNT          COUNTER PARTY      DATE        DATE          PAYMENT             RECEIPT        FREQUENCY      (DEPRECIATION)
   ------          -------------      ----        ----          -------             -------        ---------     ---------------
GLOBAL BOND
 11,200,000  USD  Bank of America   6/15/2005    6/15/2010     Fixed 4.00%      3 Month LIBOR    semi-annually    $    115,551
 64,300,000  USD  Bank of America   6/15/2005    6/15/2015     Fixed 5.00%      3 Month LIBOR    semi-annually      (1,122,989)
    800,000  EUR  Barclays Bank     3/15/2005    3/15/2007   6 Month EURIBOR     Fixed 4.00%       annually             26,892
 22,000,000  EUR  Barclays Bank     6/17/2005    6/17/2008   6 Month EURIBOR     Fixed 4.00%       annually            824,790
  9,900,000  EUR  Barclays Bank     6/16/2004    6/16/2011     Fixed 3.75%     6 Month EURIBOR     annually           (294,860)
  4,300,000  EUR  Barclays Bank     6/17/2005    6/17/2010   6 Month EURIBOR     Fixed 4.00%       annually            178,183
 44,100,000  SEK  Barclays Bank     6/17/2005    6/17/2008   3 Month STRIBOR     Fixed 4.50%       annually            219,818
  3,100,000  GBP  Barclays Bank     6/18/2014    6/18/2034     Fixed 5.00%    6 Month LIBOR-BBA  semi-annually        (237,517)
 12,300,000  EUR  Citibank          6/17/2002    6/18/2012     Fixed 5.00%     6 Month EURIBOR     annually         (1,632,739)
 15,600,000  AUD  Citibank          6/15/2005    6/15/2015     Fixed 6.00%      6 Month LIBOR    semi-annually        (142,031)
  1,340,000  EUR  Citibank         12/15/2004   12/15/2014     Fixed 4.00%     6 Month EURIBOR     annually            (37,962)
 27,400,000  AUD  Citibank          6/15/2005    6/15/2010    6 Month LIBOR      Fixed 6.00%     semi-annually         233,101
310,000,000  JPY  Goldman Sachs     3/21/2002    9/21/2011     Fixed 1.30%    6 Month LIBOR-BBA  semi-annually         (60,569)
 43,000,000  HKD  Goldman Sachs      2/8/2001     2/8/2006     Fixed 5.753%     3 Month HIBOR      quarterly          (288,989)
    500,000  GBP  Goldman Sachs     3/15/2011    3/15/2016     Fixed 5.50%    6 Month LIBOR-BBA  semi-annually         (20,209)
    200,000  EUR  Goldman Sachs     6/17/2002    6/17/2012     Fixed 5.00%     6 Month EURIBOR     annually            (26,549)
  1,600,000  GBP  Goldman Sachs     3/20/2013    3/20/2018     Fixed 5.00%    6 Month LIBOR-BBA  semi-annually         (17,048)
 58,600,000  HKD  Goldman Sachs    12/17/2003   12/17/2008     Fixed 4.235%     3 Month HIBOR      quarterly          (453,726)
670,000,000  JPY  Goldman Sachs     6/15/2005    6/15/2012     Fixed 2.00%    6 Month LIBOR-BBA  semi-annually        (359,992)
  8,600,000  EUR  JP Morgan Chase   3/15/2012    3/15/2017   6 Month EURIBOR     Fixed 6.00%       annually            506,968
 30,500,000  SEK  JP Morgan Chase   6/17/2005    6/17/2008    3 Month STIBOR     Fixed 4.50%       annually            152,087
  6,200,000  EUR  JP Morgan Chase   3/20/2013    3/20/2018   6 Month EURIBOR     Fixed 6.00%       annually            327,838
    300,000  USD  JP Morgan Chase   3/20/2013    3/20/2018     Fixed 5.00%      6 Month LIBOR    semi-annually          (3,196)
    500,000  EUR  JP Morgan Chase   6/18/2014    6/19/2034   6 Month EURIBOR     Fixed 6.00%       annually             64,858
  3,200,000  USD  Lehman Brothers   6/15/2005    6/15/2010     Fixed 4.00%      3 Month LIBOR    semi-annually          33,015
 31,700,000  USD  Lehman Brothers   6/15/2005    6/15/2015     Fixed 5.00%      3 Month LIBOR    semi-annually        (553,636)
    400,000  USD  Lehman Brothers   6/15/2005    6/15/2025     Fixed 6.00%      3 Month LIBOR    semi-annually         (38,697)
325,000,000  JPY  Lehman Brothers  12/20/2004   12/20/2013     Fixed 2.00%    6 Month LIBOR-BBA  semi-annually        (176,335)
    700,000  USD  Merrill Lynch     6/15/2005    6/15/2015     Fixed 5.00%      3 Month LIBOR    semi-annually         (12,225)
 44,300,000  SEK  Merrill Lynch     6/17/2005    6/17/2008    3 Month STIBOR     Fixed 4.50%       annually            220,815
 17,000,000  EUR  Merrill Lynch     3/15/2005    3/15/2007   6 Month EURIBOR     Fixed 4.00%       annually            571,448
  3,200,000  EUR  Merrill Lynch     6/18/2014    6/18/2034   6 Month EURIBOR     Fixed 6.00%       annually            415,090
  2,000,000  EUR  Morgan Stanley    9/17/2001    3/15/2031     Fixed 6.00%     6 Month EURIBOR   semi-annually        (724,310)
  1,470,000  GBP  Morgan Stanley    3/15/2011    3/15/2016     Fixed 5.50%    6 Month LIBOR-BBA  semi-annually         (59,413)
  3,900,000  EUR  Morgan Stanley    6/17/2002   12/15/2031     Fixed 5.50%     6 Month EURIBOR     annually           (995,587)
  3,700,000  GBP  Morgan Stanley    3/15/2012    3/15/2017     Fixed 5.00%    6 Month LIBOR-BBA  semi-annually         (36,248)
 65,900,000  USD  Morgan Stanley    6/15/2005    6/15/2015     Fixed 5.00%      3 Month LIBOR    semi-annually      (1,150,933)
  4,800,000  AUD  UBS Warburg       6/15/2005    6/15/2015     Fixed 6.00%      6 Month LIBOR    semi-annually         (43,702)
  8,500,000  AUD  UBS Warburg       6/15/2005    6/15/2010    6 Month LIBOR      Fixed 6.00%     semi-annually          72,312
  1,100,000  EUR  UBS Warburg      12/15/2004   12/15/2014     Fixed 5.00%     6 Month EURIBOR     annually           (155,031)
  6,100,000  EUR  UBS Warburg      12/15/2004   12/15/2014     Fixed 4.00%     6 Month EURIBOR     annually           (172,812)
330,000,000  JPY  UBS Warburg       3/20/2004    3/20/2012     Fixed 0.80%    6 Month LIBOR-BBA  semi-annually          63,335
                                                                                                                 -------------
                                                                                                                 ($ 4 ,791,204)
                                                                                                                 =============

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                                                                       UNREALIZED
  NOTIONAL                            EFFECTIVE  TERMINATION                                                         APPRECIATION
   AMOUNT            COUNTER PARTY       DATE       DATE           PAYMENT              RECEIPT          FREQUENCY   (DEPRECIATION)
   ------            -------------       ----       ----           -------              -------          ---------   --------------
TOTAL RETURN
    1,200,000  USD  Bank of America  6/15/2005   6/15/2010   3 Month LIBOR - BBA      Fixed 4.00%      semi-annually   ($   12,380)
    6,300,000  GBP  Barclays         6/16/2004   6/16/2011   6 Month LIBOR - BBA      Fixed 5.00%      semi-annually        88,725
    1,900,000  GBP  Barclays         6/18/2014   6/18/2034       Fixed 5.00%      6 Month LIBOR - BBA  semi-annually      (145,575)
  109,900,000  USD  Barclays         6/15/2005   6/15/2010   3 Month LIBOR - BBA      Fixed 4.00%      semi-annually    (1,133,845)
   19,600,000  EUR  Citigroup        6/17/2005   6/17/2008     6 Month EURIBOR        Fixed 4.00%        annually          735,224
    3,100,000  GBP  Goldman Sachs    3/15/2012   3/15/2017       Fixed 5.00%      6 Month LIBOR - BBA  semi-annually       (30,370)
    5,400,000  EUR  Goldman Sachs    3/15/2012   3/15/2017     6 Month EURIBOR        Fixed 6.00%        annually          318,329
    5,600,000  EUR  Goldman Sachs    6/17/2005   6/17/2008     6 Month EURIBOR        Fixed 4.00%        annually          209,947
  258,000,000  JPY  Goldman Sachs    6/15/2005   6/15/2012       Fixed 2.00%      6 Month LIBOR - BBA  semi-annually      (138,624)
  130,000,000  JPY  Goldman Sachs    6/15/2005   6/15/2012       Fixed 2.00%      6 Month LIBOR - BBA  semi-annually       (69,849)
    3,300,000  EUR  JP Morgan        3/15/2017   3/15/2032     6 Month EURIBOR        Fixed 6.00%        annually          298,387
    1,800,000  GBP  JP Morgan        3/15/2017   3/15/2032       Fixed 5.00%      6 Month LIBOR - BBA  semi-annually      (109,660)
   28,900,000  EUR  JP Morgan       12/21/2005  12/21/2007     6 Month EURIBOR        Fixed 4.00%        annually          726,134
    9,700,000  EUR  JP Morgan        6/18/2014   6/19/2034     6 Month EURIBOR        Fixed 6.00%        annually        1,258,241
   26,000,000  USD  Lehman Brothers  6/15/2005   6/15/2015       Fixed 5.00%      3 Month LIBOR - BBA  semi-annually      (454,086)
   34,400,000  EUR  Merrill Lynch    3/15/2005   3/15/2007     6 Month EURIBOR        Fixed 4.00%        annually        1,156,342
    1,700,000  EUR  Merrill Lynch    6/18/2014   6/18/2034     6 Month EURIBOR        Fixed 6.00%        annually          220,517
    2,200,000  GBP  Morgan Stanley   6/18/2014   6/18/2034       Fixed 5.00%      6 Month LIBOR - BBA  semi-annually      (168,560)
   68,700,000  USD  Morgan Stanley   6/15/2005   6/15/2015       Fixed 5.00%      3 Month LIBOR - BBA  semi-annually    (1,199,837)
   56,600,000  USD  Morgan Stanley   6/15/2005   6/15/2007   3 Month LIBOR - BBA      Fixed 4.00%      semi-annually       298,110
  390,000,000  JPY  Morgan Stanley   6/15/2005   6/15/2012       Fixed 2.00%      6 Month LIBOR - BBA  semi-annually      (209,547)
    2,700,000  EUR  UBS Warburg      3/15/2017   3/15/2032     6 Month EURIBOR        Fixed 6.00%        annually          244,135
    1,700,000  GBP  UBS Warburg      3/15/2017   3/15/2032       Fixed 5.00%      6 Month LIBOR - BBA  semi-annually      (103,567)
    6,200,000  GBP  UBS Warburg      6/16/2004   6/16/2011   6 Month LIBOR - BBA      Fixed 5.00%      semi-annually        87,317
1,005,000,000  JPY  UBS Warburg      6/15/2005   6/15/2012       Fixed 2.00%      6 Month LIBOR - BBA  semi-annually      (539,987)
    3,100,000  GBP  UBS Warburg      6/18/2014   6/18/2034       Fixed 5.00%      6 Month LIBOR - BBA  semi-annually      (237,517)
                                                                                                                       -----------
                                                                                                                        $1,088,004
                                                                                                                       ===========

REAL RETURN
    3,200,000  USD  Lehman Brothers   6/15/2005   6/15/2010      Fixed 4.00%      3 Month LIBOR - BBA  semi-annually    $   33,015
   29,900,000  USD  Morgan Stanley    6/15/2005   6/15/2015      Fixed 5.00%      3 Month LIBOR - BBA  semi-annually      (522,199)
   13,200,000  USD  Bank of America   6/15/2005   6/15/2015      Fixed 5.00%      3 Month LIBOR - BBA  semi-annually      (230,536)
   19,100,000  USD  Goldman Sachs     6/15/2005   6/15/2015      Fixed 5.00%      3 Month LIBOR - BBA  semi-annually      (333,579)
    4,900,000  USD  JP Morgan         6/15/2005   6/15/2015      Fixed 5.00%      3 Month LIBOR - BBA  semi-annually       (85,578)
   10,400,000  USD  Bank of America  12/18/2013  12/19/2033      Fixed 6.00%      3 Month LIBOR - BBA  semi-annually      (101,409)
    7,600,000  EUR  Barclays Bank     6/17/2005   6/17/2010    6 Month EURIBOR        Fixed 4.00%        annually          314,928
    7,500,000  EUR  Barclays Bank     6/17/2005   6/17/2015    6 Month EURIBOR        Fixed 5.00%        annually          940,929
    4,000,000  EUR  JP Morgan         6/17/2005   6/17/2015    6 Month EURIBOR        Fixed 5.00%        annually          501,888
    6,000,000  USD  Goldman Sachs    12/18/2013  12/18/2033      Fixed 6.00%      3 Month LIBOR - BBA  semi-annually       (58,113)
    4,400,000  EUR  Barclays Bank     6/17/2005   6/17/2015    6 Month EURIBOR        Fixed 4.50%        annually          307,558
                                                                                                                       -----------
                                                                                                                        $  766,904
                                                                                                                       ===========

The following is a summary of open credit default swap contracts outstanding in Global Bond and Total Return as of December 31, 2004:

                   FUND    IN EXCHANGE
                 RECEIVES/     FOR
                 PROVIDES    PREMIUM      PREMIUM                                                                      UNREALIZED
                  CREDIT   PAYMENTS OF    PAYMENT    EFFECTIVE TERMINATION  NOTIONAL                       DEFAULT    APPRECIATION
COUNTERPARTY    PROTECTION (PER ANNUM)   FREQUENCY      DATE      DATE       AMOUNT        ISSUER           AMOUNT    (DEPRECIATION)
------------    ---------- -----------   ---------      ----      ----       ------        ------           ------    --------------
GLOBAL BOND
Lehman Brothers  Receives     1.00%    semi-annually 7/28/2004 7/28/2005   $   100,000 Russian Federation $10,000,000    $ 90
                                                                                                                        =====

TOTAL RETURN
JP morgan        Receives     0.98%    semi-annually  8/4/2004  8/4/2005     2,000,000 Russian Federation  10,000,000   ($460)
                                                                                                                        =====

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the year ended December 31, 2004:

                                                        PURCHASES                       SALES
                                             -----------------------------  -----------------------------
          PORTFOLIO                          U.S. GOVERNMENT OTHER ISSUES   U.S GOVERNMENT  OTHER ISSUES
-----------------------------------          --------------- -------------  --------------  -------------
Science and Technology                                   -   $  305,156,798              -  $ 381,591,142
Pacific Rim (formerly,
 Pacific Rim Emerging Markets)                           -       46,687,879              -     41,040,199
Health Sciences                                          -      112,560,934              -     88,404,272
Emerging Growth                                          -      611,934,970              -    344,278,000
Aggressive Growth                                        -      515,645,774              -    427,466,340
Emerging Small Company                                   -      257,438,805              -    260,576,918
Small Company Blend                                      -       83,892,227              -     92,709,948
Small Company *                                          -       92,304,068              -     45,963,179
Dynamic Growth                                           -      195,109,277              -    220,717,285
Mid Cap Stock                                            -      673,991,331              -    565,451,954
Natural Resources                                        -      341,226,584              -     68,663,315
All Cap Growth                                           -      441,229,092              -    454,656,418
Strategic Opportunities                                  -      591,594,908              -    696,876,955
Financial Services                                       -       13,984,500              -     10,918,282
International Stock                                      -      529,578,298              -    357,351,423
Overseas                                                 -      716,026,135              -    482,915,355
International Small Cap                                  -      201,743,284              -    117,904,160
International Value                                      -      448,350,554              -    165,621,182
Quantitative Mid Cap                                     -      204,069,861              -    198,237,111
Mid Cap Core                                             -       50,980,263              -     37,207,624
Global (formerly, Global Equity)                         -      133,554,618              -    149,185,922
Strategic Growth                                         -      324,944,280              -    218,860,499
Capital Appreciation                                     -      198,737,935              -    162,132,169
U.S. Global Leaders Growth*                              -        9,270,781              -        444,919
Quantitative All Cap                                     -      648,809,321              -    349,744,019
All Cap Core                                             -      639,707,211              -    680,391,644
Large Cap Growth                                         -      237,390,733              -    273,527,473
Blue Chip Growth                                         -      634,273,333              -    488,589,729
U.S. Large Cap Value                                     -      551,275,434              -    326,225,338
Core Equity *                                            -      394,928,533              -     19,632,753
Strategic Value                                          -      132,866,423              -    140,623,478
Large Cap Value                                          -      236,046,402              -    101,283,744
Classic Value*                                           -       13,177,377              -        807,487
Utilities                                     $    153,528       93,627,339 $    1,375,902     69,365,554
Real Estate Securities                                   -      785,704,249              -    606,653,105
Small Cap Opportunities                                  -      160,135,662              -     52,110,725
Small Company Value                                      -      171,064,758              -     55,850,381
Special Value                                            -       13,299,121              -      3,706,810
Mid Cap Value                                            -      211,507,873              -     98,838,609
Value                                                    -      268,335,626              -    249,071,261
All Cap Value                                            -      188,523,103              -    129,745,953
Fundamental Value                                        -      213,614,532              -     39,419,913
Growth & Income                                          -      665,952,180              -    932,550,606
Great Companies-America                                  -          233,779              -        760,346
Quantitative Value*                                      -      398,192,058              -    208,449,366
Equity-Income                                            -      441,544,759              -    343,565,394
Income and Value                               208,736,523      441,165,327    228,152,457    324,056,959
Global Allocation                               74,260,646      122,802,659     56,406,654     46,243,018
High Yield                                               -    1,172,726,814              -    736,952,426
Strategic Bond                                 130,595,934      463,654,773     49,737,551    318,754,962
Strategic Income*                                3,615,675       11,000,375      1,146,070      1,383,286
Global Bond                                    193,344,104      973,711,888    138,836,923    714,867,049

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                        PURCHASES                       SALES
                                             -----------------------------  -----------------------------
            PORTFOLIO                        U.S. GOVERNMENT  OTHER ISSUES  U.S GOVERNMENT  OTHER ISSUES
------------------------------------         --------------- -------------- -------------- --------------
Diversified Bond                             $   513,034,560 $  266,439,922 $  422,585,367 $  144,563,106
Investment Quality Bond                           50,317,027     57,150,341     42,100,768     85,406,972
Total Return                                   1,509,871,507    269,113,447  1,424,812,333    539,435,613
Real Return Bond                               6,034,795,675    230,719,124  5,801,733,684    272,694,149
U.S. Government Securities                       614,263,413              -    531,544,111              -
Lifestyle Aggressive 1000                                  -    559,510,464              -    361,332,240
Lifestyle Growth 820                                       -  2,872,815,250              -  1,296,454,571
Lifestyle Balanced 640                                     -  2,958,799,550              -  1,437,779,001
Lifestyle Moderate 460                                     -    896,782,486              -    515,864,949
Lifestyle Conservative 280                                 -    415,024,299              -    238,066,523
American Growth                                            -    389,470,529              -      5,805,113
American International                                     -    240,425,828              -    144,179,524
American Blue Chip Income and Growth                       -     99,146,467              -    112,310,533
American Growth-Income                                     -    348,575,768              -      4,534,215
Small-Mid Cap Growth                                       -      3,764,325              -      3,755,226
Small-Mid Cap                                              -     34,710,476              -    185,756,913
International Equity Select                                -     31,723,226              -    141,015,331
Select Growth                                              -      2,626,452              -      2,479,994
Global Equity Select                                       -        591,159              -        482,611
Core Value                                                 -      2,338,568              -      2,232,506
High Grade Bond                                  358,079,389     12,673,635    488,505,784     50,192,038

* For the period May 3, 2004 (commencement of operations) to December 31, 2004.

At December 31, 2004, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                               TAX BASIS
                                                             NET UNREALIZED   TAX BASIS      TAX BASIS
                                                             APPRECIATION     UNREALIZED     UNREALIZED
                PORTFOLIO                    TAX BASIS COST (DEPRECIATION)   APPRECIATION   DEPRECIATION
-------------------------------------------  -------------- --------------   ------------   -------------
Science & Technology                          $585,025,372   $  16,488,359   $ 71,267,209   $  54,778,850
Pacific Rim (formerly, Pacific Rim Emerging
 Markets)                                      114,579,265      16,275,409     21,031,255       4,755,846
Health Sciences                                177,403,879      25,642,492     33,558,551       7,916,059
Emerging Growth                                334,143,909      34,735,552     41,967,749       7,232,197
Aggressive Growth                              467,164,837      57,560,175     61,774,193       4,214,018
Emerging Small Company                         526,128,737      86,292,770    111,404,136      25,111,366
Small Company Blend                            236,655,976      24,525,220     41,434,134      16,908,914
Small Company                                   61,596,449       7,225,314      7,556,236         330,922
Dynamic Growth                                 153,779,555      37,751,219     38,587,070         835,851
Mid Cap Stock                                  589,244,466     103,464,515    111,055,326       7,590,811
Natural Resources                              542,832,831     120,540,019    123,051,413       2,511,394
All Cap Growth                                 561,309,611      93,124,550    107,538,326      14,413,776
Strategic Opportunities                        519,705,908      68,722,903     79,415,433      10,692,530
Financial Services                              85,502,630      22,203,281     23,591,136       1,387,855
International Stock                            645,209,454     124,815,630    126,614,624       1,798,994
Overseas                                       870,718,364     101,763,026    117,341,283      15,578,257
International Small Cap                        450,782,250     115,751,553    123,983,628       8,232,075
International Value                            887,708,937     153,229,028    168,311,762      15,082,734
Quantitative Mid Cap                           141,196,017      24,499,314     24,753,305         253,991
Mid Cap Core                                    66,477,995       7,392,507      7,783,508         391,001
Global (formerly, Global Equity)               404,990,865      49,949,282     62,843,344      12,894,062
Strategic Growth                               378,662,486      32,529,725     43,067,313      10,537,588
Capital Appreciation                           225,703,884      38,786,904     41,404,501       2,617,597
U.S. Global Leaders Growth                       9,067,231         546,092        744,262         198,170

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                            TAX BASIS
                                                               NET
                                                            UNREALIZED     TAX BASIS     TAX BASIS
                                                           APPRECIATION    UNREALIZED    UNREALIZED
PORTFOLIO                                TAX BASIS COST   (DEPRECIATION)  APPRECIATION  DEPRECIATION
---------                                --------------   --------------  ------------  ------------
Quantitative All Cap                     $  344,063,403    $ 24,523,356   $ 31,043,000  $  6,519,644
All Cap Core                                267,301,524      18,964,792     22,150,806     3,186,014
Large Cap Growth                            458,553,734      55,341,222     79,409,181    24,067,959
Blue Chip Growth                          1,597,898,968     236,952,810    329,286,747    92,333,937
U.S. Large Cap                              797,487,543     127,344,803    149,677,103    22,332,300
Core Equity                                 376,563,789      54,281,705     56,522,027     2,240,322
Strategic Value                             149,181,085      17,687,384     21,333,491     3,646,107
Large Cap Value                             164,610,402      23,174,703     23,576,033       401,330
Classic Value                                13,535,759       1,181,800      1,211,542        29,742
Utilities                                    86,777,413      14,889,783     15,258,230       368,447
Real Estate Securities                      847,681,378     200,062,857    200,098,384        35,527
Small Cap Opportunities                     213,975,596      45,939,870     46,679,495       739,625
Small Company Value                         680,644,490     226,016,177    232,735,414     6,719,237
Special Value                                30,279,211       7,250,844      7,505,260       254,416
Mid Cap Value                               659,961,591     162,319,424    168,464,062     6,144,638
Value                                       291,866,459      62,308,060     64,088,159     1,780,099
All Cap Value                               347,441,340      72,842,358     74,826,432     1,984,074
Fundamental Value                           720,208,065     164,308,668    170,105,973     5,797,305
Growth & Income                           1,358,034,547     130,806,520    208,674,245    77,867,725
Great Companies- America                      2,296,917         301,019        310,117         9,098
Quantitative Value                          226,682,212      21,991,219     22,872,881       881,662
Equity-Income                             1,783,821,902     260,978,534    332,359,099    71,380,565
Income & Value                              752,797,245      89,740,561    103,557,843    13,817,282
Global Allocation                           190,741,689      22,014,251     24,259,798     2,245,547
High Yield                                1,577,915,893      60,981,345     87,024,885    26,043,540
Strategic Bond                            1,250,942,840      28,388,270     36,561,799     8,173,529
Strategic Income                             18,238,872       1,039,113      1,065,871        26,758
Global Bond                                 779,794,419      43,716,905     45,885,790     2,168,885
Diversified Bond                            629,348,987       8,087,885     11,041,711     2,953,826
Investment Quality Bond                     454,483,301      26,793,120     29,464,935     2,671,815
Total Return                              1,678,398,469      14,034,667     16,671,047     2,636,380
Real Return Bond                          1,062,894,871       6,565,310      8,158,255     1,592,945
U.S. Government Securities                1,181,912,405         987,107      2,939,859     1,952,752
Lifestyle Aggressive 1000                   674,740,748     106,484,456    114,395,381     7,910,925
Lifestyle Growth 820                      3,389,667,370     461,881,388    481,604,503    19,723,115
Lifestyle Balanced 640                    3,546,061,880     406,550,295    418,639,722    12,089,427
Lifestyle Moderate 460                    1,120,866,270      93,507,558     99,384,006     5,876,448
Lifestyle Conservative 280                  626,600,363      34,213,015     37,034,866     2,821,851
American Growth                             634,450,833      90,027,637     90,027,637             -
American International                      280,543,710      36,177,414     36,177,414             -
American Blue Chip Income and Growth        165,102,740      18,123,159     18,123,159             -
American Growth-Income                      513,086,114      53,915,189     53,915,189             -
Small-Mid Cap Growth                          3,079,152         571,938        612,782        40,844
Small Mid-Cap                                 2,334,004         244,826        303,617        58,791
International Equity Select                   3,191,139         398,949        399,089           140
Select Growth                                 2,738,332         383,063        452,937        69,874
Global Equity Select                          3,448,241         615,844        682,588        66,744
Core Value                                    3,166,349         429,966        462,978        33,012
High Grade Bond                               6,140,630          33,862         62,697        28,835

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with JHIMS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                                 BETWEEN         BETWEEN        BETWEEN
                                      FIRST    $50 MILLION     $200 MILLION   $500 MILLION
                                       $50         AND             AND            AND         EXCESS OVER
PORTFOLIO                            MILLION   $200 MILLION    $500 MILLION    $1 BILLION      $1 BILLION
---------                            -------   ------------    ------------   ------------    -----------
Science & Technology                  0.950%      0.950%          0.950%         0.900%          0.900%
Pacific Rim (formerly, Pacific Rim
Emerging Markets)                     0.700%      0.700%          0.700%         0.600%          0.600%
Health Sciences                       0.950%      0.950%          0.950%         0.900%          0.900%
Emerging Growth                       0.700%      0.700%          0.700%         0.700%          0.700%
Aggressive Growth                     0.850%      0.850%          0.850%         0.800%          0.800%
Emerging Small Company                0.900%      0.900%          0.900%         0.870%          0.850%
Small Company Blend                   0.900%      0.900%          0.900%         0.900%          0.900%
Dynamic Growth                        0.850%      0.850%          0.850%         0.800%          0.800%
Mid Cap Stock                         0.775%      0.775%          0.750%         0.725%          0.725%
Natural Resources                     0.950%      0.900%          0.900%         0.900%          0.900%
All Cap Growth                        0.800%      0.800%          0.800%         0.750%          0.750%
Strategic Opportunities               0.700%      0.700%          0.700%         0.700%          0.700%
International Stock                   0.850%      0.850%          0.850%         0.800%          0.800%
Overseas                              0.800%      0.800%          0.800%         0.800%          0.800%
International Small Cap               0.950%      0.950%          0.850%         0.750%          0.750%
International Value                   0.850%      0.850%          0.750%         0.700%          0.700%
Quantitative Mid Cap                  0.650%      0.650%          0.550%         0.550%          0.550%
Quantitative All Cap                  0.650%      0.600%          0.600%         0.600%          0.600%
All Cap Core                          0.700%      0.700%          0.700%         0.650%          0.650%
Blue Chip Growth                      0.725%      0.725%          0.725%         0.725%          0.700%
U.S. Large Cap                        0.725%      0.725%          0.725%         0.725%          0.700%
Real Estate Securities                0.600%      0.600%          0.600%         0.600%          0.600%
Small Cap Opportunities               0.900%      0.900%          0.900%         0.850%          0.850%
Small Company Value                   0.900%      0.900%          0.900%         0.900%          0.900%
Special Value                         0.900%      0.900%          0.900%         0.850%          0.850%
Mid Cap Value                         0.800%      0.800%          0.750%         0.725%          0.725%
Value                                 0.650%      0.650%          0.625%         0.550%          0.550%
Growth & Income                       0.600%      0.600%          0.600%         0.550%          0.500%
Great Companies - America             0.750%      0.750%          0.750%         0.700%          0.700%
Equity-Income                         0.725%      0.725%          0.725%         0.725%          0.700%

                                                 BETWEEN          BETWEEN       BETWEEN
                                      FIRST    $100 MILLION    $200 MILLION   $500 MILLION      EXCESS
                                      $100        AND              AND           AND             OVER
PORTFOLIO                            MILLION   $200 MILLION    $500 MINION    $1 BILLION      $1 BILLION
---------                            -------   ------------    ------------   ------------    ----------
Income & Value                        0.650%      0.650%          0.650%         0.650%         0.650%
Global Allocation                     0.750%      0.750%          0.750%         0.700%         0.700%
High Yield                            0.625%      0.625%          0.625%         0.550%         0.550%
Strategic Bond                        0.625%      0.625%          0.625%         0.550%         0.550%
Global Bond                           0.600%      0.600%          0.600%         0.600%         0.600%
Diversified Bond                      0.600%      0.600%          0.600%         0.600%         0.600%
Investment Quality Bond               0.500%      0.500%          0.500%         0.450%         0.450%
Total Return                          0.600%      0.600%          0.600%         0.600%         0.600%
Real Return Bond                      0.600%      0.600%          0.600%         0.600%         0.600%
U.S. Government Securities            0.550%      0.550%          0.550%         0.450%         0.450%
Money Market                          0.350%      0.350%          0.350%         0.350%         0.350%
Small-Mid Cap                         0.950%      0.950%          0.950%         0.950%         0.950%
International Equity Select           0.900%      0.900%          0.850%         0.800%         0.800%
Global Equity Select                  0.900%      0.900%          0.850%         0.800%         0.800%
Financial Services                    0.800%      0.750%          0.750%         0.700%         0.700%

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                 BETWEEN         BETWEEN        BETWEEN
                                      FIRST    $100 MILLION    $200 MILLION   $500 MILLION      EXCESS
                                      $ 100        AND             AND            AND            OVER
PORTFOLIO                            MILLION   $200 MILLION    $500 MILLION    $1 BILLION     $1 BILLION
---------                            -------   ------------    ------------   ------------    ----------
Fundamental Value                     0.800%      0.750%          0.750%         0.700%         0.700%
All Cap Value                         0.750%      0.750%          0.700%         0.650%         0.650%
Small-Mid Cap Growth                  0.800%      0.750%          0.750%         0.750%         0.750%
Select Growth                         0.800%      0.750%          0.750%         0.750%         0.750%
Core Value                            0.800%      0.750%          0.750%         0.750%         0.750%
Lifestyle Aggressive 1000             0.075%      0.050%          0.050%         0.050%         0.050%
Lifestyle Growth 820                  0.075%      0.050%          0.050%         0.050%         0.050%
Lifestyle Balanced 640                0.075%      0.050%          0.050%         0.050%         0.050%
Lifestyle Moderate 460                0.075%      0.050%          0.050%         0.050%         0.050%
Lifestyle Conservative 280            0.075%      0.050%          0.050%         0.050%         0.050%


                               BETWEEN         BETWEEN
                    FIRST    $50 MILLION     $100 MILLION
                     $50         AND             AND        EXCESS OVER
PORTFOLIO          million   $100 MILLION    $250 MILLION   $250 MILLION
---------          -------   ------------    ------------   ------------
High Grade Bond     0.600%      0.550%          0.500%        0.450%

                         FIRST
                          $300     EXCESS OVER
PORTFOLIO               MILLION   $300 MILLION
---------               -------   ------------
Capital Appreciation     0.750%      0.700%

                                       FIRST     EXCESS OVER
PORTFOLIO                           $1 BILLION    $1 BILLION
---------                           ----------    ----------
Global (formerly, Global Equity)       0.750%       0.700%

                    FIRST
                     $750     EXCESS OVER
PORTFOLIO          MILLION    $750 MILLION
---------          -------    ------------
Large Cap Growth    0.750%       0.700%

                                BETWEEN       BETWEEN         BETWEEN
                    FIRST    $300 MILLION   $600 MILLION   $900 MILLION
                    $ 300         AND           AND             AND       EXCESS OVER
PORTFOLIO          MILLION   $600 MILLION   $900 MILLION   $1.5 BILLION   $1.5 BILLION
---------          -------   ------------   ------------   ------------   ------------
Strategic Growth    0.750%      0.725%         0.700%         0.675%         0.600%
Strategic Value     0.750%      0.725%         0.700%         0.675%         0.600%
Utilities           0.750%      0.725%         0.700%         0.675%         0.600%


                                BETWEEN      BETWEEN       BETWEEN
                    FIRST    $10 MILLION  $50 MILLION   $200 MILLION
                     $10          AND          AND           AND       EXCESS OVER
PORTFOLIO          MILLION   $50 MILLION  $200 MILLION  $500 BILLION   $500 BILLION
---------          -------   -----------  ------------  ------------   ------------
Mid Cap Core        0.850%     0.800%        0.775%        0.750%         0.725%

                                   BETWEEN      BETWEEN
                       FIRST    $100 MILLION  $300 MILLION
                       $100         AND            AND       EXCESS OVER
PORTFOLIO             MILLION   $300 MILLION  $500 MILLION   $500 BILLION
---------             -------   -----------  ------------    ------------
Large Cap Value        0.750%      0.750%       0.725%         0.700%

                                          BETWEEN
                              FIRST    $500 MILLION
                              $500          AND         EXCESS OVER
PORTFOLIO                    MILLION    $1 BILLION       $1 BILLION
---------                    -------   ------------     ------------
U.S. Global Leaders Growth    0.613%     0.575%            0.575%
Classic Value                 0.775%     0.733%            0.700%
Quantitative Value            0.600%     0.550%            0.500%
Strategic Income              0.625%     0.550%            0.550%

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                   FIRST
                   $125       EXCESS OVER
  PORTFOLIO       MILLION     $125 MILLION
  ---------       -------     ------------
Small Company      0.950%        0.900%

                   FIRST
                   $350       EXCESS OVERS
 PORTFOLIO        MILLION     $350 MILLION
 ---------        -------     ------------
Core Equity        0.750%        0.650%

In the case of the American Growth, American International, American Growth-Income and American Blue Chip Income and Growth, no advisory fees are charged. In the case of the Lifestyle Trusts and American Growth, American International, American Growth-Income and American Blue Chip Income and Growth, because the underlying portfolios have varied expense levels and the Lifestyle Trusts and American Growth, American International, American Growth-Income and American Blue Chip Income and Growth Trusts may own different proportions of the underlying portfolios at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, 0.10% of the average daily net assets of High Grade Bond and 0.15% of the average daily net assets of International Equity Select 0.50% of the average daily net assets of Science & Technology, Health Sciences, Emerging Growth, Aggressive Growth, Emerging Small Company, Small Company Blend, Small Company, Dynamic Growth, Mid Cap Stock, Natural Resources, All Cap Growth, Strategic Opportunities, Financial Services, Quantitative Mid Cap, Mid Cap Core, Strategic Growth, Capital Appreciation, U.S. Global Leaders Growth, Quantitative All Cap, All Cap Core, Large Cap Growth, Blue Chip Growth, U.S. Large Cap, Core Equity, Strategic Value, Large Cap Value, Classic Value, Utilities, Real Estate Securities, Small Cap Opportunities, Small Company Value, Special Value, Mid Cap Value, Value, All Cap Value, Fundamental Value, Growth & Income, Quantitative Value, Equity-Income, Income & Value, Global Allocation, High Yield, Strategic Bond, Strategic Income, Diversified Bond, Investment Quality Bond, Total Return, Real Return Bond, U.S. Government Securities, Money Market, American Growth, American International, American Blue Chip and Growth, and American Growth-Income and 0.75% of the average daily net assets of Pacific Rim, International Stock, Overseas, International Small Cap, International Value, Global and Global Bond.

In the case of the Lifestyle Trusts if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust include the advisory fee but exclude the expenses of the Underlying Portfolios, taxes, portfolio brokerage, interest, litigation, Rule 12b-1 fees and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business). In the case of the Series III shares, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Health Sciences, International Value, Global, Blue Chip Growth, and Equity-Income. Advisory fees waived for the year ended December 31, 2004, were $166,159, $55,032, $442,438, $186,481, $466,244, $499,481, for
Science & Technology, Health Sciences, International Value, Global, Blue Chip Growth, and Equity-Income, respectively.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust. Effective June 15, 2004, the adviser terminated the voluntary expense reimbursement for Great Companies-America. Effective July 1, 2004, the adviser terminated the voluntary expense reimbursements for Small-Mid Cap Growth, Small-Mid Cap, Select Growth, Core Value and Global Equity Select.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the year ended December 31, 2004 was $3,482,177 of which $375,021 remains payable to the Adviser at December 31,2004.

6. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees has approved Distribution Plans (the "Plans") for Series I, Series II and Series III. Series I shares of each portfolio (except Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares' average daily net assets. American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are subject to a 12b-1 fee of up to 0.35% of Series I shares' average daily net assets. Series II shares of each portfolio (except Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares' average daily net assets. Series II shares of American Growth, American International, American Growth-Income, American Blue Chip Income and Growth are subject to a Rule 12b-1 fee of up to 0.50% of Series II shares' average daily net assets. Series III shares of each portfolio (except Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to rule 12b-1 fee of up to .50% basis points of Series III shares' average daily net assets. Series III shares of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 are subject to Rule 12b-1 fee of up to. 15% of Series HI shares' average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, JHD, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $ 11,400 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $67,000. Total expense incurred for the year ended December 31, 2004 was $229,566 of which $85,612 remains payable at December 31, 2004.

8. COMMITMENTS. At December 31, 2004, Utilities, Income & Value, Global Allocation, Strategic Bond, Strategic Income, Global Bond, Diversified Bond, Total Return, and Real Return Bond had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open purchases and sales contracts at December 31, 2004 were as follows:

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

COMMITMENTS, CONTINUED

                                                                                                   NET UNREALIZED
                                 CONTRACTS TO                        SETTLEMENT                     APPRECIATION/
                                   DELIVER       IN EXCHANGE FOR        DATE           VALUE       (DEPRECIATION)
                                 ------------    ---------------     ----------    ------------    --------------
UTILITIES TRUST
      PURCHASES
      Pound Sterling             $     73,016             38,034     1/12/2005     $     72,804    ($         212)
      Euro                            539,040            400,678     2/14/2005          542,602             3,562
                                 ------------                                      ------------    --------------
                                 $    612,056                                      $    615,406     $       3,350
                                                                                                   --------------

      SALES
      Pound Sterling                1,538,881    $     2,878,775     1/12/2005     $  2,945,700    ($      66,925)
      Euro                          3,487,993          4,560,325     1/19/2005        4,722,321          (161,996)
      Euro                          2,117,505          2,757,736     2/14/2005        2,867,546          (109,810)
                                                 ---------------                   ------------    --------------
                                                 $    10,196,836                   $ 10,535,567    ($     338,731)
                                                                                                   --------------
                                                                                                   ($     335,381)
                                                                                                   ==============
INCOME & VALUE TRUST
      PURCHASES
      Japanese Yen               $    653,155         68,000,000     2/14/2005     $    663,981     $      10,826
                                 ------------                                      ------------    --------------

      SALES
      Euro                            255,000    $       339,469     2/14/2005     $    345,323    ($       5,854)
      Euro                            105,000            136,861     2/22/2005          142,206            (5,345)
                                                 ---------------                   ------------    --------------
                                                 $       476,330                   $    487,529    ($      11,199)
                                                                                                   --------------
                                                                                                   ($         373)
                                                                                                   ==============
GLOBAL ALLOCATION TRUST
      PURCHASES
      Japanese Yen               $  9,566,718        998,000,000     6/17/2005     $  9,838,677     $     271,959
      Singapore Dollar              4,167,427          6,850,000     6/17/2005        4,220,553            53,126
      Thailand Baht                 3,654,234        145,000,000     6/17/2005        3,735,060            80,826
                                 ------------                                      ------------    --------------
                                 $ 17,388,379                                      $ 17,794,290     $     405,911
                                                                                                   --------------

      SALES
      Swiss Franc                   1,680,000    $     1,461,378     6/17/2005     $  1,486,034    ($      24,656)
      Euro                            800,000          1,061,360     6/17/2005        1,085,787           (24,427)
      Pound Sterling                5,850,000          11,041349     6/17/2005       11,102,906           (61,557)
                                                 ---------------                   ------------    --------------
                                                 $    13,564,087                   $ 13,674,727    ($     110,640)
                                                                                                   -------------
                                                                                                    $     295,271
                                                                                                   ==============
STRATEGIC BOND TRUST
      PURCHASES
      Euro                       $ 74,321,772         56,999,830     2/24/2005     $ 77,198,961     $   2,877,189
                                 ------------                                      ------------    --------------

      SALES
      Euro                        102,107,647    $   134,319,510     2/24/2005     $138,291,715    ($   3,972,205)
      Swedish Krona                63,944,500          9,500,000     2/24/2005        9,591,584           (91,584)
                                                 ---------------                   ------------    --------------
                                                 $   143,819,510                   $147,883,299    ($   4,063,789)
                                                                                                   --------------
                                                                                                   ($   1,186,600)
                                                                                                   ==============
STRATEGIC INCOME TRUST
      PURCHASES
      Australian Dollar          $    115,988            150,000     1/12/2005     $    116,501     $         913
                                 ------------                                      ------------    --------------

      SALES
      Australian Dollar               150,000    $       116,220     1/12/2005     $    116,901    ($         681)
      Euro                          1,850,000          2,518,392     1/12/2005        2,504,547            13,845
      New Zealand Dollar              315,000            226,832     1/12/2005          226,047               785
                                                 ---------------                   ------------    --------------
                                                 $     2,861,444                   $  2,847,495     $      13,949
                                                                                                   --------------
                                                                                                    $      14,862
                                                                                                   ==============

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

COMMITMENTS, CONTINUED

                                                                                                          NET UNREALIZED
                           CONTRACTS TO                                SETTLEMENT                          APPRECIATION/
                             DELIVER           IN EXCHANGE FOR            DATE              VALUE         (DEPRECIATION)
                          -------------        ---------------         ----------       ------------      -------------
GLOBAL BOND TRUST
   PURCHASES
   Euro                   $  47,503,753             35,361,000         1/10/2005        $ 47,871,515        $   367,762
   Canadian Dollar            8,939,464             11,006,000         1/13/2005           9,147,326            207,862
   Pound Sterling            25,225,906             13,160,000         1/13/2005          25,188,828            (37,078)
   Brazilian Real               202,771                605,880         1/24/2005             226,305             23,534
   Hong Kong Dollar             107,356                833,289         1/26/2005             107,376                 20
   Singapore Dollar             109,114                182,340         1/26/2005             111,786              2,672
   Japanese Yen             213,356,138         22,783,674,000         1/27/2005         222,214,273          8,858,135
   South Korean Won             106,328            121,905,000         1/28/2005             117,648             11,320
   Chilean Peso                  45,431             27,799,300          2/3/2005              50,039              4,608
   Chilean Peso                 170,000            102,552,500          2/8/2005             184,592             14,592
   Indian Rupee                 870,000             39,393,600          2/8/2005             907,262             37,262
   Mexican Peso                 180,000              2,086,290          2/8/2005             185,708              5,708
   Peruvian Nouveau Sol         350,000              1,163,050          2/8/2005             354,570              4,570
   Polish Zloty                 170,000                568,140          2/8/2005             188,548             18,548
   Singapore Dollar             190,000                313,367          2/8/2005             192,182              2,182
   South African Rand           170,000              1,064,200          2/8/2005             187,312             17,312
   Brazilian Real               350,000              1,029,000          2/9/2005             381,932             31,932
   South Korean Won             190,000            210,615,000         2/11/2005             203,237             13,237
   New Taiwan Dollar            230,000              7,542,850         2/14/2005             237,761              7,761
   Brazilian Real               103,373                297,300         2/22/2005             109,778              6,405
   Peruvian Nouveau Sol         123,748                410,623         2/22/2005             125,147              1,399
   Polish Zloty                 109,678                359,820         2/22/2005             119,237              9,559
   South Korean Won             108,761            116,450,000         2/24/2005             112,363              3,602
   Singapore Dollar             102,894                169,065         2/24/2005             103,732                838
   New Taiwan Dollar            102,251              3,311,900         2/24/2005             104,447              2,196
   Mexican Peso                 141,355              1,630,671         2/28/2005             144,634              3,279
   Danish Kroner              7,768,885             42,953,000          3/9/2005           7,821,425             52,540
   Swedish Krona              7,003,746             47,498,000          3/9/2005           7,126,348            122,602
   Hong Kong Dollar              70,313                544,000         3/21/2005              70,332                 19
   South Korean Won             329,239            350,063,000         3/21/2005             337,700              8,461
   Mexican Peso                 101,360              1,155,000         3/22/2005             102,049                689
   Polish Zloty                 115,841                360,000         3/22/2005             118,933              3,092
                          -------------                                                 ------------       ------------
                          $ 314,647,705                                                 $324,454,325        $ 9,806,620
                                                                                                           ------------
   SALES
   Euro                         550,000         $      731,882         1/10/2005        $    744,587       ($    12,705)
   Canadian Dollar            1,643,000              1,340,962         1/13/2005           1,365,533            (24,571)
   Pound Sterling               178,000                346,335         1/13/2005             340,700              5,635
   Japanese Yen           1,505,177,491             14,588,429         1/27/2005          14,680,333            (91,904)
   Australian Dollar          3,372,212              2,532,531         2/11/2005           2,621,742            (89,211)
                                                --------------                          ------------       ------------
                                                $   19,540,139                          $ 19,752,895       ($   212,756)
                                                                                                           ------------
                                                                                                            $ 9,593,864
                                                                                                           ============
DIVERSIFIED BOND TRUST
   PURCHASES
   Japanese Yen           $     883,681             92,000,000         2/14/2005        $    898,327        $    14,646
   Japanese Yen                 579,878             60,000,000         2/22/2005             586,178              6,300
                          -------------                                                 ------------       ------------
                          $   1,463,559                                                 $  1,484,505        $    20,946
                                                                                                           ------------
   SALES
   Euro                         405,000         $      539,156         2/14/2005        $    548,455       ($     9,299)
   Euro                         475,000                619,134         2/22/2005             643,311            (24,177)
                                                --------------                          ------------       ------------
                                                $    1,158,290                          $  1,191,766       ($    33,476)
                                                                                                           ------------
                                                                                                           ($    12,530)
                                                                                                           ============

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

COMMITMENTS, CONTINUED


                                                                                                               NET UNREALIZED
                           CONTRACTS TO                                SETTLEMENT                               APPRECIATION/
                             DELIVER           IN EXCHANGE FOR            DATE             VALUE               (DEPRECIATION)
                          -------------        ---------------         ----------       -----------            --------------
TOTAL RETURN TRUST
   PURCHASES
   Euro                   $  4,806,766              3,623,000          1/10/2005        $ 4,904,797              $   98,031
   Brazilian Real              125,241                374,220          1/24/2005            139,776                  14,535
   Hong Kong Dollar            260,866              2,024,815          1/26/2005            260,915                      49
   Singapore Dollar            262,681                438,966          1/26/2005            269,115                   6,434
   Japanese Yen             25,789,738          2,756,794,000          1/27/2005         26,887,629               1,097,891
   South Korean Won            263,288            301,860,000          1/28/2005            291,320                  28,032
   Chilean Peso                 65,049             39,803,544           2/3/2005             71,647                   6,598
   Chilean Peso                301,838            179,141,000          2/17/2005            322,430                  20,592
   Brazilian Real              273,111                785,467          2/22/2005            290,033                  16,922
   Peruvian Nouveau Sol        273,399                907,197          2/22/2005            276,490                   3,091
   Polish Zloty                250,118                820,563          2/22/2005            271,917                  21,799
   South Korean Won            287,346            307,660,900          2/24/2005            296,864                   9,518
   Singapore Dollar            271,846                446,670          2/24/2005            274,059                   2,213
   New Taiwan Dollar           270,146              8,750,040          2/24/2005            275,949                   5,803
   Mexican Peso                242,323              2,795,436          2/28/2005            247,943                   5,620
   Brazilian Real              313,425                900,000          3/14/2005            329,888                  16,463
   Chilean Peso                306,716            181,806,000          3/14/2005            327,176                  20,460
   Peruvian Nouveau Sol        316,124              1,044,000          3/17/2005            318,025                   1,901
   Indian Rupee                460,118             20,259,000          3/21/2005            465,501                   5,383
   South Korean Won            332,941            354,000,000          3/21/2005            341,498                   8,557
   Singapore Dollar            312,129                512,000          3/21/2005            314,413                   2,284
   New Taiwan Dollar           308,643              9,963,000          3/21/2005            314,670                   6,027
   Mexican Peso                295,295              3,364,000          3/22/2005            297,222                   1,927
   Polish Zloty                265,148                824,000          3/22/2005            272,224                   7,076
                          ------------                                                  -----------             -----------
                          $ 36,654,295                                                  $38,061,501              $1,407,206
                                                                                                                -----------
   SALES
   Japanese Yen            551,424,000         $    5,374,660           1/6/2005        $ 5,370,022              $    4,638
   Euro                      8,209,000             11,020,533          1/10/2005         11,113,296                 (92,763)
                                               --------------                           -----------             -----------
                                               $   16,395,193                           $16,483,318             ($   88,125)
                                                                                                                -----------
                                                                                                                 $1,319,081
                                                                                                                ===========
REAL RETURN BOND TRUST
   PURCHASES
   Japanese Yen            $ 6,141,809            635,125,000          1/27/2005        $ 6,194,516              $   52,707
                           -----------                                                  -----------             -----------
   SALES
   Euro                      2,048,000          $   2,715,965          1/10/2005        $ 2,772,564             ($   56,599)
                                                -------------                           -----------             -----------
                                                                                                                ($    3,892)
                                                                                                                ===========

9. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

10. LINE OF CREDIT. All Portfolios with the exception of US Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the year ended December 31, 2004, there were no borrowings on the line of credit.

11. GUARANTEES AND IMDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

12. FEDERAL INCOME TAX INFORMATION. Federal income tax regulations may differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies, equalization debits, and excise tax regulations.

The tax character of distributions paid (with the exception of Money Market) during 2004 was as follows:

                                                                            LONG TERM             TOTAL
PORTFOLIO                                             ORDINARY INCOME     CAPITAL GAINS       DISTRIBUTIONS
----------------------------------------------------  ---------------     -------------       -------------
Pacific Rim (formerly, Pacific Rim Emerging Markets)  $    445,965                  -         $   445,965
Emerging Growth                                            258,695                  -             258,695
Natural Resources                                        5,059,384                  -           5,059,384
Strategic Opportunities                                    472,827                  -             472,827
Financial Services                                         327,050                  -             327,050
International Stock                                      3,486,712                  -           3,486,712
Overseas                                                 1,826,653                  -           1,826,653
International Small Cap                                    437,810                  -             437,810
International Value                                      5,842,163                  -           5,842,163
Mid Cap Core                                               553,655                  -             553,655
Global (formerly, Global Equity)                         6,517,012                  -           6,517,012
U.S. Global Leaders Growth                                  38,135                  -             338,135
Quantitative All Cap                                     2,455,291        $                     2,455,294
All Cap Core                                             1,210,378                  -           1,210,378
Large Cap Growth                                         1,289,315                  -           1,289,315
Blue Chip Growth                                         1,620,528                  -           1,620,528
U.S. Large Cap                                           1,829,752                  -           1,829,752
Strategic Value                                            583,696                  -             583,696
Large Cap Value                                          1,230,440                  -           1,230,440
Classic Value                                               69,959                  -              69,959
Utilities                                                  610,003                  -             610,003
Real Estate Securities                                  17,512,180                  -          17,512,180
Small Cap Opportunities                                    832,206            574,108           1,406,314
Small Company Value                                        894,470          7,193,665           8,088,135
Special Value                                              383,853              5,812             389,665
Mid Cap Value                                            2,523,735                  -           2,523,735
Value                                                    1,751,830                  -           1,751,830
All Cap Value                                              910,435                                910,435
Fundamental Value                                        2,975,638                  -           2,975,638
Growth & Income                                         13,682,519                  -          13,682,519
Great Companies-America                                        555                  -                 555
Equity-Income                                           29,698,612         12,028,804          41,727,416
Income & Value                                           8,256,938                  -           8,256,938
Global Allocation                                          926,293                  -             926,293
High Yield                                              51,597,667                  -          51,597,667
Strategic Bond                                          25,363,709                  -          25,363,709
Strategic Income                                           280,172                  -             280,172
Global Bond                                             22,853,383                  -          22,853,383
Diversified Bond                                        15,484,128                  -          15,484,128
Investment Quality Bond                                 28,339,779                  -          28,339,779
Total Return                                            58,630,721          3,445,706          62,076,427
Real Return Bond                                         7,190,733                  -           7,190,733
U.S. Government Securities                              21,422,575          2,079,697          23,502,272
Lifestyle Aggressive 1000                                3,372,432          1,164,171           4,536,603
Lifestyle Growth 820                                    28,331,725          3,963,024          32,294,749
Lifestyle Balanced 640                                  51,701,598          3,402,756          55,104,354
Lifestyle Moderate 460                                  23,811,177                  -          23,811,177
Lifestyle Conservative 280                              19,804,075            555,598          20,359,673

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEDERAL INCOME TAX INFORMATION, CONTINUED

                                                                 LONG TERM            TOTAL
PORTFOLIO                                 ORDINARY INCOME      CAPITAL GAINS      DISTRIBUTIONS
---------------------------               ---------------      -------------      -------------
American Growth                           $    135,259                  -         $   135,259
American International                       5,778,979                  -           5,778,979
American Growth-Income                       1,437,400                  -           1,437,400
Small Mid-Cap                                   99,190                  -              99,190
International Equity Select                  1,163,097         $    4,204           1,167,301
Select Growth                                      382                  -                 382
Global Equity Select                            45,058                  -              45,058
Core Value                                      14,329                  -              14,329
High Grade Bond                              4,038,766                  -           4,038,766

The tax character of distributions paid (with the exception of Money Market) during 2003 was as follows:

                                                                       LONG TERM      TAX
                                                                        CAPITAL    RETURN OF            TOTAL
PORTFOLIO                                            ORDINARY INCOME     GAINS      CAPITAL          DISTRIBUTIONS
----------------------------                         ---------------  -----------  ---------         -------------
Pacific Rim Emerging Markets                         $      92,281             --        --          $    92,281
Emerging Growth                                            347,297             --        --              347,297
Financial Services                                         121,346             --        --              121,346
International Stock                                      1,637,973             --        --            1,637,973
Overseas                                                 1,832,814             --        --            1,832,814
International Value                                      3,129,097             --        --            3,129,097
Global Equity                                            3,373,458             --        --            3,373,458
Quantitative All Cap                                       151,320             --        --              151,320
Large Cap Growth                                         1,206,747             --        --            1,206,747
Quantitative Equity                                      1,699,756             --        --            1,699,756
Blue Chip Growth                                           658,231             --        --              658,231
U.S. Large Cap                                           2,176,684             --        --            2,176,684
Strategic Value                                             14,868             --        --               14,868
Large Cap Value                                            233,203             --        --              233,203
Utilities                                                  435,175             --        --              435,175
Real Estate Securities                                  11,173,118             --        --           11,173,118
Small Company Value                                      1,733,142    $   474,277        --            2,207,419
Mid Cap Value                                            1,631,327             --        --            1,631,327
Value                                                    3,123,000             --        --            3,123,000
All Cap Value                                               46,123             --        --               46,123
Fundamental Value                                        1,160,779             --        --            1,160,779
Growth & Income                                         15,127,333             --        --           15,127,333
Great Companies-America                                      1,801             --        --                1,801
Equity-Income                                           19,682,259     23,262,726        --           42,944,985
Income & Value                                          10,193,021             --        --           10,193,021
Balanced                                                 3,594,017             --        --            3,594,017
Global Allocation                                          312,601             --        --              312,601
High Yield                                              27,672,782             --        --           27,672,782
Strategic Bond                                          24,018,282             --        --           24,018,282
Global Bond                                              8,686,002             --        --            8,686,002
Diversified Bond                                        17,790,707             --        --           17,790,707
Investment Quality Bond                                 27,043,098             --        --           27,043,098
Total Return                                            75,199,549     14,433,806        --           89,633,355
U.S. Government Securities                              29,140,408             --        --           29,140,408
Lifestyle Aggressive 1000                                  645,465             --  $456,848            1,102,313

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEDERAL INCOME TAX INFORMATION, CONTINUED

                                          LONG TERM     TAX
                               ORDINARY    CAPITAL    RETURN OF     TOTAL
      PORTFOLIO                 INCOME      GAINS      CAPITAL   DISTRIBUTIONS
--------------------------   -----------  ---------  ----------  -------------
Lifestyle Growth 820         $10,856,371        -    $2,247,970   $13,104,341
Lifestyle Balanced 640        26,112,217        -     4,475,488    30,587,705
Lifestyle Moderate 460        13,312,366        -     1,746,715    15,059,081
Lifestyle Conservative 280    13,808,515        -             -    13,808,515
High Grade Bond                   44,076        -             -        44,076

The tax-basis components of distributable earnings at December 31, 2004 were as follows:

                                       UNDISTRIBUTED                  UNREALIZED
                                         ORDINARY     UNDISTRIBUTED  APPRECIATION     CAPITAL LOSS
         PORTFOLIO                        INCOME      REALIZED GAIN  (DEPRECIATION)   CARRYFORWARDS
-------------------------------------  -------------  -------------  --------------  ---------------
Science & Technology                               -              -  $  16,489,544   ($1,020,338,691)
Pacific Rim (formerly, Pacific Rim
  Emerging Markets)                    $     961,660              -     16,237,883        (9,640,478)
Health Sciences                            2,648,822  $  11,575,376     25,021,068                 -
Emerging Growth                                    -              -     34,726,697       (19,744,931)
Aggressive Growth                                  -              -     57,530,117      (115,674,691)
Emerging Small Company                             -              -     86,292,770       (35,633,478)
Small Company Blend                                -              -     24,525,220       (33,858,384)
Small Company                              2,135,810          2,159      7,225,314                 -
Dynamic Growth                                     -              -     37,751,219      (170,828,885)
Mid Cap Stock                                      -     21,429,253    103,463,549                 -
Natural Resources                         10,791,400      5,671,550    120,540,400                 -
All Cap Growth                                     -              -     93,124,550      (249,929,952)
Strategic Opportunities                    2,043,594              -     68,454,037      (610,435,268)
Financial Services                           274,529              -     22,206,617        (2,876,807)
International Stock                        6,457,248              -    124,828,562       (95,632,361)
Overseas                                   2,153,618              -    101,940,361      (119,340,816)
International Small Cap                    5,137,881              -    115,822,178       (79,028,541)
International Value                        9,155,996     11,573,940    153,242,807                 -
Quantitative Mid Cap                               -              -     24,499,314       (15,702,583)
Mid Cap Core                               5,039,454      1,689,158      7,392,417                 -
Global (formerly, Global Equity)           4,709,398              -     50,018,966       (77,830,771)
Strategic Growth                             650,722         16,704     32,529,725                 -
Capital Appreciation                         198,001              -     38,786,904        (7,341,790)
U.S. Global Leaders Growth                         2              -        546,092           (69,631)
Quantitative All Cap                       6,539,857        207,534     24,523,356                 -
All Cap Core                               1,935,551              -     18,964,792      (283,078,074)
Large Cap Growth                           3,135,018              -     55,341,560      (203,855,066)
Blue Chip Growth                           8,178,922              -    236,953,095      (158,929,724)
U.S. Large Cap                             3,594,264              -    127,338,038       (42,975,136)
Core Equity                                        -              -     54,281,705          (347,831)
Strategic Value                            6,199,967      9,828,834     17,687,384                 -
Large Cap Value                                   50              -     23,174,703          (698,682)
Classic Value                                 12,372              -      1,181,800                 -
Utilities                                  1,935,099      5,097,787     14,890,549                 -
Real Estate Securities                    48,523,549    103,295,542    200,062,857                 -
Small Cap Opportunities                    3,795,126      2,220,976     45,940,090                 -
Small Company Value                        2,563,141     12,184,358    226,016,177                 -
Special Value                                154,551         58,729      7,250,844                 -
Mid Cap Value                              2,922,797     24,559,335    162,319,424                 -
Value                                      1,787,107              -     62,308,060       (14,230,400)
All Cap Value                              8,701,352     10,042,138     72,842,358                 -

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEDERAL INCOME TAX INFORMATION, CONTINUED

                                        UNDISTRIBUTED                   UNREALIZED
                                          ORDINARY     UNDISTRIBUTED   APPRECIATION   CAPITAL LOSS
              PORTFOLIO                    INCOME      REALIZED GAIN  (DEPRECIATION)  CARRYFORWARDS
-------------------------------------   -------------  -------------  --------------  -------------
Fundamental Value                        $ 4,483,832             -     $164,309,583   ($ 8,430,603)
Growth & Income                           18,632,797   $29,224,906      130,806,520              -
Great Companies-America                            -         9,716          301,019              -
Quantitative Value                        12,868,014         3,912       21,991,219              -
Equity-Income                             37,622,979    57,035,835      260,980,988              -
Income & Value                            11,578,061             -       88,962,304    (21,832,433)
Global Allocation                          2,300,265             -       21,889,912    (19,809,308)
High Yield                                84,297,351             -       58,089,938    (93,348,363)
Strategic Bond                            29,992,970             -       26,899,410     (5,699,183)
Strategic Income                               6,198             -          965,550        (38,142)
Global Bond                               45,155,230     3,120,501       38,773,056              -
Diversified Bond                          17,077,795     2,802,750        6,337,632              -
Investment Quality Bond                   25,785,506             -       23,213,637    (17,656,985)
Total Return                              53,990,851    21,779,514       10,949,490              -
Real Return Bond                          30,673,114             -        7,049,973              -
U.S. Government Securities                26,438,771             -        1,118,204              -
Lifestyle Aggressive 1000                          -    11,924,741      106,484,456              -
Lifestyle Growth 820                               -    27,068,810      461,881,388              -
Lifestyle Balanced 640                             -    72,504,569      406,550,295              -
Lifestyle Moderate 460                       651,938    38,359,838       93,507,558              -
Lifestyle Conservative 280                 3,246,413    18,805,409       34,213,015              -
American Growth                                    -     1,095,515       90,027,637              -
American International                    32,797,325       643,447       36,177,414              -
American Blue Chip Income and Growth      19,754,174       246,726       18,123,159              -
American Growth-Income                     2,603,023       818,858       53,915,189              -
Small-Mid Cap Growth                               -             -          571,938       (726,655)
Small Mid-Cap                                 11,669        77,135          214,594              -
International Equity Select                  107,537             -          401,995              -
Select Growth                                      -             -          352,145       (717,341)
Global Equity Select                              94             -          615,305       (249,579)
Core Value                                         2             -          429,966       (485,112)
High Grade Bond                            1,588,863             -           24,108     (2,723,175)

13. CAPITAL LOSS CARRYFORWARDS. At December 31, 2004, capital loss carryforwards available to offset future realized gains were approximately:

                                                           EXPIRATION YEAR
                                  ----------------------------------------------------------------
PORTFOLIO                         2007  2008      2009          2010         2011         2012          TOTAL
--------------------------------  ----  ----  ------------  ------------  -----------  -----------  --------------
Science & Technology               -     -    $679,190,000  $246,102,000  $95,047,000            -  $1,020,339,000
Pacific Rim (formerly, Pacific
  Rim Emerging Markets)            -     -       4,754,000     3,319,000    1,567,000            -       9,640,000
Emerging Growth                    -     -               -             -            -  $19,745,000      19,745,000
Aggressive Growth                  -     -      58,060,000    53,458,000    4,157,000            -     115,675,000
Emerging Small Company             -     -               -    23,937,000   11,696,000            -      35,633,000
Small Company Blend                -     -       7,677,000    17,910,000    8,271,000            -      33,858,000
Dynamic Growth                     -     -      99,879,000    67,380,000    3,570,000            -     170,829,000
All Cap Growth                     -     -     135,388,000    80,357,000   34,185,000            -     249,930,000
Strategic Opportunities            -     -     270,140,000   340,295,000            -            -     610,435,000
Financial Services                 -     -         135,000       169,000    1,662,000      911,000       2,877,000
International Stock                -     -               -    95,275,000      357,000            -      95,632,000
Overseas                           -     -      42,573,000    64,288,000   12,480,000            -     119,341,000
International Small Cap            -     -      62,519,000    16,510,000            -            -      79,029,000
Quantitative Mid Cap               -     -               -    15,703,000            -            -      15,703,000
Global (formerly, Global Equity)   -     -       7,233,000    70,598,000            -            -      77,831,000
Capital Appreciation               -     -               -     4,366,000    2,976,000            -       7,342,000

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEDERAL INCOME TAX INFORMATION, CONTINUED

                                                         EXPIRATION YEAR
                            --------------------------------------------------------------------------
PORTFOLIO                      2007        2008         2009          2010         2011         2012         TOTAL
--------------------------  ----------  ----------  ------------  ------------  -----------  ----------  ------------
U.S. Global Leaders Growth           -           -             -             -            -  $   70,000  $     70,000
All Cap Core                         -           -  $146,000,000  $137,078,000            -           -   283,078,000
Large Cap Growth                     -           -    71,734,000   115,233,000  $16,888,000           -   203,855,000
Blue Chip Growth                     -           -    27,589,000    89,012,000   42,329,000           -   158,930,000
U.S. Large Cap                       -           -             -     9,285,000   33,690,000           -    42,975,000
Core Equity                          -           -             -             -            -     348,000       348,000
Large Cap Value                      -           -             -             -            -     699,000       699,000
Value                                -           -             -             -   14,230,000           -    14,230,000
Fundamental Value                    -           -       266,000     5,001,000    1,211,000   1,953,000     8,431,000
Income & Value                       -           -             -             -   21,832,000           -    21,832,000
Global Allocation                    -           -             -             -   19,809,000           -    19,809,000
High Yield                           -           -       661,000    73,499,000   19,188,000           -    93,348,000
Strategic Bond                       -           -       525,000     5,174,000            -           -     5,699,000
Strategic Income                     -           -             -                          -      38,000        38,000
Investment Quality Bond     $1,148,000  $6,096,000     2,482,000     7,517,000            -     414,000    17,657,000
Small-Mid Cap Growth                 -           -        62,000       665,000            -           -       727,000
Select Growth                        -           -       122,000       548,000       47,000           -       717,000
Global Equity Select                 -           -             -       165,000       85,000           -       250,000
Core Value                           -           -             -       397,000       88,000           -       485,000
High Grade Bond                      -           -             -             -      209,000   2,514,000     2,723,000

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
TRUSTEES AND OFFICERS (UNAUDITED)

TRUSTEES AND OFFICERS INFORMATION. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 79 portfolios).

                             DISINTERESTED TRUSTEES

                        POSITION WITH                      PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE     THE TRUST                       DURING PAST FIVE YEARS
----------------------  -------------  -------------------------------------------------------------
Don B. Allen               Trustee     Adviser, Sinicon Plastics Inc
601 Congress Street      (since 1985)  (plastic injection molding)
Boston, MA 02210
Age: 76

Charles L. Bardelis        Trustee     President and Executive Officer,
601 Congress Street      (since 1988)  Island Commuter Corp.
Boston, MA 02210                       (Marine Transport).
Age: 63

James. M. Oates            Trustee     Managing Director, Wydown Group
601 Congress Street,     (since 2004)  (financial consulting firm)(since 1994);
Boston, MA 02210-2801                  Chairman, Emerson Investment Management, Inc.
Age: 58                                (since 2000); Chairman, Hudson Castle Group, Inc.
                                       (formerly IBEX Capital Markets, Inc.)
                                       (financial services company) (since 1997)

                                       Director of the following publicly traded
                                       companies: Stifel Financial, Director
                                       (since 1996); Investor Financial Services Corporation,
                                       Director (since 1995); Connecticut River Bancorp,
                                       Director (since 1998)

                                       Director of the following registered investment company:
                                       Phoenix Mutual Funds, Director
                                       since 1988 overseeing 20 portfolios) .

F. David Rolwing          Trustee      Former Chairman, President and CEO, Montgomery
601 Congress Street     (since 1997*)  Mutual Insurance Company, 1991 to 1999.
Boston, MA 02210                       (Retired 1999).
Age: 70

* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                        POSITION WITH                      PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE     THE TRUST                       DURING PAST FIVE YEARS
----------------------  -------------  -------------------------------------------------------------
John D. DesPrez III#*     Trustee      President and Chief Executive Officer, John Hancock Financial
601 Congress Street      (since 2000)  Services, Inc.; Chairman and President, John Hancock Life
Boston, MA 02210                       Insurance Company (U.S.A.), Executive Vice President, U.S.
Age: 48                                Operations, Manulife Financial

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST, CONTINUED

John D. Richardson#*++  Chairman of          Retired; Former Senior Executive Vice President, Office of the
601 Congress Street     the Board            President, Manulife Financial, February 2000 to March 2002
Boston, MA 02210        of Trustees          (Retired, March, 2002);
Age: 67                 (since 1997)*
                                             Executive Vice President and General Manager, U.S.
                                             Operations, Manulife Financial, January 1995 to January 2000.

                                             Director of BNS Split Corp, a publicly traded company listed on the Toronto Stock Exchange.

James D. Gallagher*     President            Executive Vice President, The Manufacturers Life Insurance
200 Clarendon Street                         Company (U.S.A.), January 1996 to present;
Boston, MA 02116        (since 2001)
Age: 50                                      President, The Manufacturers Life Insurance Company of New
                                             York, August 1999 to present;

                                             Vice  President, Secretary and General Counsel, The
                                             Manufacturers Life Insurance Company of North America,
                                             June 1994 to date.

Marc Costantini*        Treasurer            Executive Vice President and Chief Financial Officer,
601 Congress Street                          John Hancock Life Insurance Company (U.S.A.),
Boston, MA 02210        (since 2004)         January 2004 to present.
Age: 35

                                             General Manager, Managed Accounts, The Manufacturers Life
                                             Insurance Company (U.S.A.) and other positions at Manulife
                                             Financial, prior to January 2004.

Andrew Corselli*        Secretary            Vice President and Senior Counsel, U.S. Operations Law Department,
200 Clarendon Street                         Manulife Financial, March 2001 to present. The Prudential Insurance
Boston, MA 02116        (since 2002)         Company of America, Assistant General Counsel & Chief of Litigation,
Age: 58                                      June 1988 to June, 2000

Gordon Shone* 601       Vice President and   Senior Vice President, The Manufacturers Life Insurance Company
Congress Street         Chief Financial      (U.S.A.), January 2001 to present. Vice President,
Boston, MA 02210        Officer              The Manufacturers Life Insurance Company (U.S.A.),
Age: 48                 (Since 2003)         August 1998 to December 2000.



* Affiliated with the investment adviser.

++ Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

# Trustee who is an "interested person, " as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

* Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1 -800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

PROXY VOTING POLICY. From time to time, mutual funds are required to vote proxies related to the securities held by the Portfolios. Each of the Manufacturers Investment Trust Portfolios vote proxies according to the Trust's proxy voting policies and procedures approved by the Board of Trustees. A description of the Trust's proxy voting policies and procedures and the proxy results for the period July 1, 2003 to June 30, 2004 are available without charge, upon request, by calling 1-800-344-1029 or on the SEC Internet website at http://www.sec.gov.

                    This page was intentionally left blank.

                    This page was intentionally left blank.

[JOHN HANCOCK LOGO]

WORLDWIDE SPONSOR

MANAGEMENT OF THE TRUST                     ISSUER OF VENTURE VARIABLE LIFE
                                            INSURANCE PRODUCTS
TRUSTEES                                    John Hancock Life Insurance
John D. Richardson, Chairman of the Board   Company (U.S.A.)
Don B. Allen                                200 Bloor Street East
Charles L. Bardelis                         Toronto, Ontario, Canada M4W1E5
John D. DesPrez, III                        800-827-4546
James M. Oates
F. David Rolwing                            PRINCIPAL UNDERWRITER OF VENTURE
                                            VARIABLE ANNUITIES AND VENTURE
OFFICERS                                    VARIABLE LIFE INSURANCE PRODUCTS
James D. Gallagher, President               John Hancock Distributors LLC
Gordon M. Shone, Vice President             Toronto, Ontario, Canada
Marc Costantini, Treasurer                  Boston, Massachusetts
Andrew Corselli, Secretary
                                            PROMOTIONAL AGENT OF
INVESTMENT ADVISER                          VENTURE ANNUITIES
John Hancock Securities Services, LLC       Wood Logan
Boston, Massachusetts                       Stamford, Connecticut

ISSUER OF VENTURE VARIABLE ANNUITIES
John Hancock Life Insurance
Company (U.S.A.)
PO Box 55230
Boston, Massachusetts 02205-5230
800-344-1029

(C)2005 John Hancock Life Insurance Company (U.S.A.). A Manulife Financial Company. All rights reserved.


[JOHN HANCOCK LOGO]                                                    [INDICIA]

WORLDWIDE SPONSOR

601 Congress Street
Boston, MA 02210

[JOHN HANCOCK LOGO]
WORLD WIDE SPONSOR

[PHOTO]

Venture(R) Variable Products

        Audited Financial Statements

        JOHN HANCOCK TRUST
        ANNUAL REPORT
        DECEMBER 31, 2004

Venture variable Annuities and Venture Life Insurance Products
Issued by John Hancock Life Insurance Company (U.S.A.)

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
ANNUAL REPORT
PRESIDENT'S MESSAGE

January 31, 2005

Dear Fellow Investors:

I am pleased to present the following financial statements that reflect operations for the 12 months ended December 31, 2004. Beginning January 1, 2005, Manulife Financial adopted the John Hancock name and logo for financial products distributed in the U.S. following the acquisition of John Hancock Financial Services Inc in April of 2004. The Manufacturer's Investment Trust, the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan is now called the John Hancock Trust. For the 12 months ended December 31, 2004, total net assets of the John Hancock Trust increased by 36% from $26.2 billion to $35.8 billion.

U.S. equity markets rallied in the last quarter of 2004, helping the markets record back-to-back calendar year gains. Most domestic equity indices delivered solid results for the year. The S&P 500 rose 10.9%, the Nasdaq recorded a gain of 8.6% and the Dow Jones Industrial Average added 5.3%. Small-cap stocks outperformed larger capitalization issues with the Russell 2000 returning 18.3%, outpacing the 11.4% gain reported by the large-cap Russell 1000.

At John Hancock, we are committed to the time-tested discipline of buy-and-hold investing. We believe the multi-manager John Hancock Trust can help you achieve diversification in your portfolio, as it gives you access to a variety of portfolio choices.

John Hancock also offers Lifestyle portfolios - fund-of-fund portfolios that offer investment risk management strategies ranging from conservative to aggressive. Increasingly, our clients are turning to these portfolios to help them pursue an asset allocation mix appropriate for their risk tolerance. Our five Lifestyle portfolios not only offer exposure to traditional stocks and bonds, they also invest in alternative asset classes such as real estate securities, natural resources stocks, international small-cap equities, Treasury inflation-protected securities, and foreign bonds to potentially increase return as well as reduce volatility.

We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to increase diversification among different asset classes.

Thank you for choosing John Hancock. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

/s/ James D. Gallagher
----------------------
JAMES D. GALLAGHER
President
John Hancock Trust

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
INDEX TO ANNUAL REPORT

                                                             Page
                                                             ----
Portfolio Performance and Manager's Commentary..............  ii

Report of Independent Registered Public Accounting Firm.....   1

Statements of Assets and Liabilities........................   2

Statements of Operations....................................   3

Statements of Changes in Net Assets.........................   4

Financial Highlights........................................   6

Portfolio of Investments:

   Equity Index Trust.......................................   8

   Small Cap Index Trust....................................  14

   Mid Cap Index Trust......................................  33

   Total Stock Market Index Trust...........................  38

   500 Index Trust..........................................  70

Notes to Financial Statements...............................  78

Trustees and Officers Information...........................  83

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY

                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the John Hancock Trust (formerly, Manufacturers Investment Trust) (the "Trust"), excluding the Money Market Trust. There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.

      GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life or ten year period of each Portfolio, whichever is shorter. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.

                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 2004. The views expressed are those of the portfolio manager as of December 31, 2004, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolios are not insured by the FDIC, are not a deposit or other obligation of, or guaranteed by banks and are subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolios, see the Trust prospectus.

"Standard & Poor's," "Standard & Poor's 500," "S&P 500," and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000," "Russell 2000," "Russell 3000," and "Russell Midcap" are trademarks of Frank Russell Company. "Wilshire 5000" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free", "EAFE" and "MSCI" are trademarks of Morgan Stanley & Co. Incorporated." "Lehman Brothers" is a registered trademark of Lehman Brothers Inc. "Lipper" is a registered trademark of Reuters S.A. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

                               EQUITY INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a broad
  & POLICIES:            U.S. domestic equity market index by attempting to track the performance of the S&P 500 Index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Carson Jen, Narayan Ramani
INCEPTION DATE:          February 14, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[EQUITY INDEX TRUST PERFORMANCE GRAPH]

                                                                EQUITY INDEX TRUST SERIES I               S&P 500 INDEX
                                                                ---------------------------               -------------
Jan. 1996                                                                 10000.00                           10000.00
                                                                           9740.00                            9779.00
                                                                           9895.00                            9873.00
                                                                          10038.00                           10018.00
                                                                          10283.00                           10277.00
Jun. 1996                                                                 10369.00                           10319.00
                                                                           9888.00                            9860.00
                                                                          10069.00                           10069.00
                                                                          10633.00                           10635.00
                                                                          10951.00                           10926.00
                                                                          11749.00                           11755.00
Dec. 1996                                                                 11486.00                           11525.00
                                                                          12206.00                           12241.00
                                                                          12303.00                           12340.00
                                                                          11733.00                           11827.00
                                                                          12475.00                           12533.00
                                                                          13280.00                           13302.00
Jun. 1997                                                                 13807.00                           13895.00
                                                                          14946.00                           14999.00
                                                                          14129.00                           14165.00
                                                                          14871.00                           14941.00
                                                                          14441.00                           14442.00
                                                                          15053.00                           15110.00
Dec. 1997                                                                 15337.00                           15370.00
                                                                          15533.00                           15541.00
                                                                          16627.00                           16661.00
                                                                          17475.00                           17515.00
                                                                          17656.00                           17691.00
                                                                          17343.00                           17387.00
Jun. 1998                                                                 18032.00                           18093.00
                                                                          17832.00                           17900.00
                                                                          15265.00                           15312.00
                                                                          16266.00                           16293.00
                                                                          17581.00                           17618.00
                                                                          18646.00                           18686.00
Dec. 1998                                                                 19718.00                           19763.00
                                                                          20536.00                           20590.00
                                                                          19897.00                           19950.00
                                                                          20664.00                           20748.00
                                                                          21472.00                           21551.00
                                                                          20971.00                           21043.00
Jun. 1999                                                                 22126.00                           22210.00
                                                                          21433.00                           21517.00
                                                                          21318.00                           21410.00
                                                                          20727.00                           20824.00
                                                                          22036.00                           22141.00
                                                                          22473.00                           22591.00
Dec. 1999                                                                 23776.00                           23922.00
                                                                          22583.00                           22720.00
                                                                          22163.00                           22290.00
                                                                          24327.00                           24471.00
                                                                          23580.00                           23734.00
                                                                          23094.00                           23247.00
Jun. 2000                                                                 23633.00                           23821.00
                                                                          23278.00                           23448.00
                                                                          24711.00                           24905.00
                                                                          23409.00                           23590.00
                                                                          23304.00                           23490.00
                                                                          21463.00                           21638.00
Dec. 2000                                                                 21568.00                           21744.00
                                                                          22331.00                           22515.00
                                                                          20292.00                           20462.00
                                                                          19004.00                           19166.00
                                                                          20479.00                           20656.00
                                                                          20600.00                           20794.00
Jun. 2001                                                                 20087.00                           20288.00
                                                                          19884.00                           20088.00
                                                                          18640.00                           18831.00
                                                                          17127.00                           17310.00
                                                                          17437.00                           17640.00
                                                                          18776.00                           18993.00
Dec. 2001                                                                 18924.00                           19160.00
                                                                          18640.00                           18880.00
                                                                          18289.00                           18516.00
                                                                          18965.00                           19213.00
                                                                          17817.00                           18048.00
                                                                          17680.00                           17915.00
Jun. 2002                                                                 16410.00                           16638.00
                                                                          15127.00                           15342.00
                                                                          15223.00                           15442.00
                                                                          13557.00                           13764.00
                                                                          14758.00                           14976.00
                                                                          15618.00                           15857.00
Dec. 2002                                                                 14704.00                           14925.00
                                                                          14308.00                           14534.00
                                                                          14089.00                           14316.00
                                                                          14226.00                           14454.00
                                                                          15395.00                           15645.00
                                                                          16200.00                           16470.00
Jun. 2003                                                                 16422.00                           16681.00
                                                                          16699.00                           16974.00
                                                                          17018.00                           17305.00
                                                                          16838.00                           17122.00
                                                                          17781.00                           18091.00
                                                                          17933.00                           18250.00
Dec. 2003                                                                 18863.00                           19207.00
                                                                          19211.00                           19560.00
                                                                          19474.00                           19832.00
                                                                          19168.00                           19532.00
                                                                          18860.00                           19226.00
                                                                          19112.00                           19489.00
Jun. 2004                                                                 19477.00                           19867.00
                                                                          18831.00                           19210.00
                                                                          18901.00                           19286.00
                                                                          19097.00                           19495.00
                                                                          19378.00                           19793.00
                                                                          20165.00                           20595.00
Dec. 2004                                                                 20839.00                           21313.00

                              PERFORMANCE TABLE**

                                                               Average Annual Total Return            Cumulative Total Return
                                                                                      Since                          Since
Periods Ending December 31, 2004                            1 Year      5 Year      Inception         5 Year       Inception
S&P 500 Index*                                              10.87%      -2.30%        8.90%           -10.98%        113.13%
Equity Index Trust Series I                                 10.47%      -2.60%        8.62%           -12.36%        108.39%

 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Equity Index Trust Series I returned +10.47%, underperforming the +10.87% return of the S&P 500 Index.

ENVIRONMENT: The U.S. economy continued to improve in 2004, growing at an annual rate of about 4.0%. Despite the growth in the overall economy, the labor market growth was modest with non-farm payrolls averaging 185,000 per month. The unemployment rate dropped from 5.7% to 5.4%.

In mid-2004, the Federal Reserve decided that policy accommodation should be removed at a measured pace and increased the benchmark rate five times in the second half of 2004. The rate stood at 2.25% at the end of 2004.

Oil was a major factor, with prices hitting several new highs and not surprisingly, energy related stocks outperformed the rest of the market in 2004. The flatter than normal yield curve and a weakening U.S. dollar contributed to market jitters at times. For the year, Energy and Utilities were the best performing sectors, returning +31.5% and +24.2% respectively. Health Care and Information Technology were the worst performers, gaining 1.7% and 2.6%, respectively.

OUTLOOK: The Trust is well positioned to meet its goal of replicating the performance and portfolio characteristics of the S&P 500 index against a backdrop of steady, but slow economic growth in 2005. GDP growth is expected to be 3.0% to 3.5% during the period. Inflation remains muted, as lower energy prices offset the impact of the falling dollar. In this environment, the Fed will likely continue to increase interest rates, with a target of 3% or higher. Corporate earnings growth will decelerate to single digits through the year.

                             SMALL CAP INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a small
  & POLICIES:            cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index. The portfolio
                         invests at least 80% of its net assets in (a) the common
                         stocks that are included in the Russell 2000 Index and (b)
                         securities (which may or may not be included in the Russell
                         2000 Index) that MFC believes as a group will behave in a
                         manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Carson Jen and Narayan Ramani
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SMALL CAP INDEX TRUST PERFORMANCE GRAPH]

                                                               SMALL CAP INDEX TRUST SERIES I           RUSSELL 2000 INDEX
                                                               ------------------------------           ------------------
Apr. 2000                                                                 10000.00                           10000.00
                                                                           9168.00                            9186.00
Jun. 2000                                                                 10000.00                            9987.00
                                                                           9728.00                            9665.00
                                                                          10375.00                           10403.00
                                                                          10112.00                           10097.00
                                                                           9656.00                            9647.00
                                                                           8704.00                            8656.00
Dec. 2000                                                                  9362.00                            9400.00
                                                                           9826.00                            9889.00
                                                                           9187.00                            9241.00
                                                                           8740.00                            8789.00
                                                                           9412.00                            9476.00
                                                                           9636.00                            9709.00
Jun. 2001                                                                  9960.00                           10044.00
                                                                           9396.00                            9501.00
                                                                           9089.00                            9194.00
                                                                           7870.00                            7956.00
                                                                           8318.00                            8422.00
                                                                           8957.00                            9074.00
Dec. 2001                                                                  9503.00                            9633.00
                                                                           9402.00                            9532.00
                                                                           9149.00                            9271.00
                                                                           9865.00                           10016.00
                                                                           9949.00                           10107.00
                                                                           9494.00                            9659.00
Jun. 2002                                                                  9031.00                            9180.00
                                                                           7641.00                            7793.00
                                                                           7607.00                            7773.00
                                                                           7060.00                            7215.00
                                                                           7279.00                            7446.00
                                                                           7911.00                            8111.00
Dec. 2002                                                                  7462.00                            7659.00
                                                                           7250.00                            7447.00
                                                                           7037.00                            7222.00
                                                                           7131.00                            7315.00
                                                                           7803.00                            8009.00
                                                                           8610.00                            8868.00
Jun. 2003                                                                  8755.00                            9028.00
                                                                           9291.00                            9594.00
                                                                           9715.00                           10033.00
                                                                           9520.00                            9847.00
                                                                          10310.00                           10675.00
                                                                          10667.00                           11053.00
Dec. 2003                                                                 10879.00                           11278.00
                                                                          11338.00                           11768.00
                                                                          11423.00                           11874.00
                                                                          11525.00                           11984.00
                                                                          10939.00                           11373.00
                                                                          11101.00                           11554.00
Jun. 2004                                                                 11570.00                           12041.00
                                                                          10768.00                           11230.00
                                                                          10716.00                           11172.00
                                                                          11210.00                           11697.00
                                                                          11415.00                           11927.00
                                                                          12404.00                           12962.00
Dec. 2004                                                                 12764.00                           13683.00

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
Russell 2000 Index*                                            18.33%              6.95%                         36.83%
Small Cap Index Trust Series I                                 17.33%              5.37%                         27.64%
Small Cap Index Trust Series II+++                             17.13%             11.13%                         36.27%
Small Cap Index Trust Series III***                            16.94%             19.92%                         27.18%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 2004, the Small Cap Index Trust Series I returned 17.33%, compared to the 18.33% return for the Russell 2000 Index.

ENVIRONMENT: The U.S. economy continued to improve in 2004, growing at approximately 4.0%. Despite the growth in the overall economy, the labor market growth was modest, with non-farm payrolls averaging 185,000 per month. The unemployment rate dropped from 5.7% to 5.4%.

In mid-2004, the Federal Reserve decided that policy accommodation should be removed at a measured pace and increased the benchmark rate five times in the second half of 2004. The rate stood at 2.25% at year end.

Oil was a major factor, with prices hitting several new highs and not surprisingly, energy-related stocks outperformed the rest of the market in 2004. The flatter than normal yield curve and a weakening U.S. dollar contributed to market jitters at times.

For the year 2004, Other Energy and Integrated Oils were the best performing sectors, returning +50.9% and +44.9%, respectively. Technology and Consumer Staples were the worst performers, returning +4.2% and +13.0%, respectively.

OUTLOOK: The Trust is well positioned to meet its goal of replicating the performance and portfolio characteristics of the Russell 2000 Index against a backdrop of steady, but slow economic growth in 2005. GDP growth is expected to be 3.0% to 3.5% during the period. Inflation remains muted, as lower energy prices offset the impact of the falling dollar. In this environment, the Fed will likely continue to increase interest rates, with a target of 3% or higher. Corporate earnings growth will decelerate to single digits through the year.

                              MID CAP INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a mid
  POLICIES:              cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index. The portfolio invests at least 80% of its net assets in (a) the common
                         stocks that are included in the S&P 400 Index and (b)
                         securities (which may or may not be included in the S&P 400
                         Index) that MFC believes as a group will behave in a manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Carson Jen, Narayan Ramani
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[MID CAP INDEX TRUST PERFORMANCE GRAPH]

                                                                MID CAP INDEX TRUST SERIES I          S&P MID CAP 400 INDEX
                                                                ----------------------------          ---------------------
Apr. 2000                                                                  10000                              10000
                                                                            9752                               9742
Jun. 2000                                                                   9920                               9885
                                                                           10056                              10041
                                                                           11160                              11162
Sep. 2000                                                                  11088                              11086
                                                                           10696                              10710
                                                                            9920                               9902
Dec. 2000                                                                  10715                              10659
                                                                           10878                              10897
                                                                           10250                              10275
Mar. 2001                                                                   9491                               9511
                                                                           10528                              10560
                                                                           10765                              10806
Jun. 2001                                                                  10716                              10762
                                                                           10553                              10602
                                                                           10210                              10255
Sep. 2001                                                                   8945                               8979
                                                                            9337                               9377
                                                                           10022                              10074
Dec. 2001                                                                  10529                              10595
                                                                           10472                              10540
                                                                           10480                              10553
Mar. 2002                                                                  11219                              11307
                                                                           11146                              11254
                                                                           10957                              11064
Jun. 2002                                                                  10152                              10254
                                                                            9158                               9261
                                                                            9199                               9308
Sep. 2002                                                                   8452                               8558
                                                                            8813                               8929
                                                                            9322                               9445
Dec. 2002                                                                   8933                               9057
                                                                            8669                               8792
                                                                            8462                               8583
Mar. 2003                                                                   8520                               8655
                                                                            9139                               9284
                                                                            9890                              10053
Jun. 2003                                                                  10006                              10181
                                                                           10361                              10542
                                                                           10823                              11020
Sep. 2003                                                                  10642                              10852
                                                                           11434                              11672
                                                                           11830                              12079
Dec. 2003                                                                  12021                              12283
                                                                           12277                              12549
                                                                           12565                              12850
Mar. 2004                                                                  12607                              12905
                                                                           12189                              12481
                                                                           12438                              12740
Jun. 2004                                                                  12712                              13030
                                                                           12114                              12422
                                                                           12081                              12389
Sep. 2004                                                                  12429                              12756
                                                                           12628                              12960
                                                                           13367                              13732
Dec. 2004                                                                  13923                              14307

                              PERFORMANCE TABLE**

                                                              Average Annual Total Return               Cumulative Total Return
                                                                                  Since                          Since
Periods Ending December 31, 2004                              1 Year            Inception                      Inception
S&P Mid Cap 400 Index*                                         16.48%              7.96%                         43.01%
Mid Cap Index Trust Series I                                   15.83%              7.35%                         39.23%
Mid Cap Index Trust Series II+++                               15.65%              9.91%                         31.92%
Mid Cap Index Trust Series III***                              15.66%             19.46%                         26.53%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Mid Cap Index Trust Series I returned +15.83%, underperforming the +16.48% return of the S&P Mid Cap 400 Index.

ENVIRONMENT: The U.S. economy continued to improve in 2004 and the gross domestic product grew at about 4.0%. Despite the growth in the overall economy, the labor market growth was modest, with non-farm payrolls averaging 185,000 per month. The unemployment rate dropped from 5.7% to 5.4%.

In mid-2004, the Federal Reserve decided that policy accommodation should be removed at a measured pace and increased the benchmark rate five times in the second half of 2004. The rate stood at 2.25% at the end of 2004.

Oil was a major factor with prices hitting several new highs and not surprisingly, energy-related stocks outperformed the rest of the market in 2004. The flatter than normal yield curve and a weakening U.S. dollar contributed to market jitters at times.

For the year, Energy and Materials were the best performing sectors, returning 32.3% and 30.8%, respectively. Information Technology and Telecommunications Services were the worst performers, returning -3.5% and +14.1%, respectively.

OUTLOOK: The Trust is well positioned to meet its goal of replicating the performance and portfolio characteristics of the S&P Mid Cap 400 Index against a backdrop of steady, but slow economic growth in 2005. GDP growth is expected to be 3.0% to 3.5% during the period. Inflation remains muted, as lower energy prices offset the impact of the falling dollar. In this environment, the Fed will likely continue to increase interest rates, with a target of 3% or higher. Corporate earnings growth will decelerate to single digits through the year.

                         TOTAL STOCK MARKET INDEX TRUST

INVESTMENT OBJECTIVE     To achieve the approximate aggregate total return of a broad
  & POLICIES:            U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Index. The portfolio
                         invests at least 80% of its net assets in (a) the common
                         stocks that are included in the Wilshire 5000 Index and (b)
                         securities (which may or may not be included in the Wilshire
                         5000 Index) that MFC believes as a group will behave in a
                         manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Carson Jen and Narayan Ramani
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[TOTAL STOCK MARKET INDEX TRUST PERFORMANCE GRAPH]

                                                               TOTAL STOCK MARKET INDEX TRUST
                                                                          SERIES I                     WILSHIRE 5000 INDEX
                                                               ------------------------------          -------------------
Apr. 2000                                                                 10000.00                           10000.00
                                                                           9480.00                            9509.00
Jun. 2000                                                                  9960.00                            9928.00
                                                                           9744.00                            9726.00
                                                                          10432.00                           10432.00
Sep. 2000                                                                  9952.00                            9945.00
                                                                           9768.00                            9734.00
                                                                           8840.00                            8766.00
Dec. 2000                                                                  8996.00                            8922.00
                                                                           9327.00                            9264.00
                                                                           8439.00                            8385.00
Mar. 2001                                                                  7873.00                            7821.00
                                                                           8519.00                            8464.00
                                                                           8600.00                            8548.00
Jun. 2001                                                                  8447.00                            8405.00
                                                                           8309.00                            8266.00
                                                                           7801.00                            7766.00
Sep. 2001                                                                  7106.00                            7068.00
                                                                           7284.00                            7248.00
                                                                           7833.00                            7803.00
Dec. 2001                                                                  7969.00                            7943.00
                                                                           7855.00                            7844.00
                                                                           7701.00                            7683.00
Mar. 2002                                                                  8026.00                            8019.00
                                                                           7636.00                            7628.00
                                                                           7538.00                            7538.00
Jun. 2002                                                                  7001.00                            7008.00
                                                                           6439.00                            6442.00
                                                                           6480.00                            6480.00
Sep. 2002                                                                  5828.00                            5830.00
                                                                           6276.00                            6276.00
                                                                           6651.00                            6654.00
Dec. 2002                                                                  6273.00                            6286.00
                                                                           6117.00                            6128.00
                                                                           6010.00                            6024.00
Mar. 2003                                                                  6067.00                            6092.00
                                                                           6569.00                            6591.00
                                                                           6955.00                            6994.00
Jun. 2003                                                                  7054.00                            7097.00
                                                                           7218.00                            7268.00
                                                                           7383.00                            7443.00
Sep. 2003                                                                  7301.00                            7361.00
                                                                           7736.00                            7810.00
                                                                           7843.00                            7919.00
Dec. 2003                                                                  8189.00                            8275.00
                                                                           8362.00                            8459.00
                                                                           8478.00                            8582.00
Mar. 2004                                                                  8387.00                            8490.00
                                                                           8207.00                            8310.00
                                                                           8315.00                            8424.00
Jun. 2004                                                                  8480.00                            8600.00
                                                                           8158.00                            8272.00
                                                                           8183.00                            8299.00
Sep. 2004                                                                  8315.00                            8447.00
                                                                           8447.00                            8591.00
                                                                           8844.00                            8993.00
Dec. 2004                                                                  9150.00                            9458.00

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return              Cumulative Total Return
                                                                                 Since                         Since
Periods Ending December 31, 2004                             1 Year            Inception                     Inception
Wilshire 5000 Index*                                          12.62%             -1.19%                        -5.42%
Total Stock Market Index Trust Series I                       11.74%             -1.89%                        -8.50%
Total Stock Market Index Trust Series II+++                   11.60%              5.14%                        15.82%
Total Stock Market Index Trust Series III***                  11.55%             15.61%                        21.16%

+++ Series II inception date: January 28, 2002
  * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the Total Stock Market Index Trust Series I returned +11.74%, underperforming the +12.62% return of the Wilshire 5000 Index.

ENVIRONMENT: The U.S. economy continued to improve in 2004, growing at approximately 4.0%. Despite the growth in the overall economy, the labor market growth was modest, with non-farm payrolls averaging 185,000 per month. The unemployment rate dropped from 5.7% to 5.4%.

In mid-2004, the Federal Reserve decided that policy accommodation should be removed at a measured pace and increased the benchmark rate five times in the second half of 2004. The rate stood at 2.25% at the end of 2004.

Oil was a major factor, with prices hitting several new highs and not surprisingly, energy-related stocks outperformed the rest of the market in 2004. The flatter than normal yield curve and a weakening U.S. dollar contributed to market jitters at times.

For the year 2004, Energy and Transportation were the best performing sectors, returning 33.0% and 22.8%, respectively. Technology and Consumer Non-Durables were the worst performers, returning +4.3% and +6.8%, respectively.

OUTLOOK: The Trust is well positioned to meet its goal of replicating the performance and portfolio characteristics of the Wilshire 5000 Index against a backdrop of steady, but slow economic growth in 2005. GDP growth is expected to be 3.0% to 3.5% during the period. Inflation remains muted, as lower energy prices offset the impact of the falling dollar. In this environment, the Fed will likely continue to increase interest rates, with a target of 3% or higher. Corporate earnings growth will decelerate to single digits through the year.

                                500 INDEX TRUST

INVESTMENT OBJECTIVE &   To achieve the approximate aggregate total return of a broad
  POLICIES:              U.S. domestic equity market index by attempting to track the performance of the S&P 500 Index. The Trust invests, under normal market conditions, at least 80% of its net assets in
                         (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the
                         S&P 500 Index) that MFC believes as a group will behave in a manner similar to the index.
SUBADVISER:              MFC Global Investment Management (U.S.A.) Limited
PORTFOLIO MANAGERS:      Martin Ayow, Narayan Ramani
INCEPTION DATE:          May 1, 2000

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[500 INDEX TRUST PERFORMANCE GRAPH]

                                                                  500 INDEX TRUST SERIES I                S&P 500 INDEX
                                                                  ------------------------                -------------
Apr. 2000                                                                  10000                              10000
                                                                            9680                               9689
Jun. 2000                                                                   9896                               9928
                                                                            9744                               9773
                                                                           10344                              10380
Sep. 2000                                                                   9800                               9832
                                                                            9768                               9790
                                                                            9000                               9019
Dec. 2000                                                                   9043                               9063
                                                                            9356                               9384
                                                                            8498                               8529
Mar. 2001                                                                   7961                               7988
                                                                            8570                               8609
                                                                            8626                               8667
Jun. 2001                                                                   8410                               8456
                                                                            8322                               8373
                                                                            7801                               7848
Sep. 2001                                                                   7167                               7215
                                                                            7304                               7352
                                                                            7857                               7916
Dec. 2001                                                                   7924                               7986
                                                                            7803                               7869
                                                                            7650                               7717
Mar. 2002                                                                   7932                               8008
                                                                            7448                               7522
                                                                            7391                               7467
Jun. 2002                                                                   6858                               6935
                                                                            6317                               6394
                                                                            6357                               6436
Sep. 2002                                                                   5663                               5737
                                                                            6164                               6242
                                                                            6527                               6609
Dec. 2002                                                                   6139                               6220
                                                                            5978                               6057
                                                                            5889                               5967
Mar. 2003                                                                   5937                               6024
                                                                            6422                               6521
                                                                            6765                               6865
Jun. 2003                                                                   6847                               6952
                                                                            6961                               7075
                                                                            7092                               7213
Sep. 2003                                                                   7018                               7136
                                                                            7409                               7540
                                                                            7466                               7607
Dec. 2003                                                                   7858                               8005
                                                                            7997                               8152
                                                                            8104                               8266
Mar. 2004                                                                   7981                               8141
                                                                            7850                               8013
                                                                            7956                               8123
Jun. 2004                                                                   8104                               8281
                                                                            7833                               8006
                                                                            7858                               8038
Sep. 2004                                                                   7940                               8125
                                                                            8064                               8250
                                                                            8385                               8584
Dec. 2004                                                                   8665                               8877

                              PERFORMANCE TABLE**

                                                             Average Annual Total Return               Cumulative Total Return
                                                                                 Since                          Since
Periods Ending December 31, 2004                             1 Year            Inception                      Inception
S&P 500 Index                                                 10.87%             -2.52%                        -11.23%
500 Index Trust Series I                                      10.26%             -3.02%                        -13.35%
500 Index Trust Series II+++                                  10.00%              3.37%                         10.19%
500 Index Trust Series III***                                 10.07%             14.41%                         19.50%

+++ Series II inception date: January 28, 2002
 ** Performance does not reflect any insurance related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
*** Series III inception date: September 5, 2003. Total return would have been lower had operating expenses not been reduced.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For the year 2004, the 500 Index Trust Series I returned +10.26%, underperforming the +10.87% return of the S&P 500 Index.

ENVIRONMENT: The US economy continued to improve in 2004 and the GDP grew at approximately 4.0%. Despite the growth in the overall economy, the labor market growth was modest with non-farm payrolls averaging 185,000 per month. The unemployment rate dropped from 5.7% to 5.4%

In mid-2004, The Federal Reserve Board decided that policy accommodation should be removed at a measured pace and increased the benchmark rate five times in the second half of 2004. The rate stood at 2.25% at the end of 2004.

Oil was a major story with price hitting several new highs and not surprisingly, energy-related stocks outperformed the rest of the market in 2004. The flatter than normal yield curve and a weakening US dollar contributed to market jitters at times.

For the year 2004, Energy and Utilities were the best performing sectors, returning 31.5% and 24.2%, respectively; Health Care and Information Technology were the worst performers, returning 1.7% and 2.6%, respectively.

OUTLOOK: The Trust is well positioned to meet its goal of replicating the performance and portfolio characteristics of the S&P 500 Index against a backdrop of steady, but slow economic growth in 2005. GDP growth is expected to be 3.0% to 3.5% during the period. Inflation remains muted, as lower energy prices offset the impact of the falling dollar. In this environment, the Fed will likely continue to increase interest rates, with a target of 3% or higher. Corporate earnings growth will decelerate to single digits through the year.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY

UNDERSTANDING YOUR FUND'S EXPENSES

As a John Hancock Trust mutual fund investor, you pay ongoing expenses, such as management fees; distribution fees (12b-1); and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first table for each Portfolio shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from July 1, 2004 through December 31, 2004. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Series.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance related charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                    EXPENSE AND VALUE OF A $1,000 INVESTMENT

EQUITY INDEX TRUST

                                                 SERIES I       SERIES II      SERIES III
                                                 ---------      ---------      ----------
ACTUAL PORTFOLIO RETURN

Beginning Account Value 07/01/2004               $1,000.00         N/A             N/A
Ending Account Value 12/31/2004                  $1,069.94         N/A             N/A
Expenses Paid per $1,000*                        $    2.08         N/A             N/A

                                                 SERIES I       SERIES II      SERIES III
                                                 ---------      ---------      ----------
HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 07/01/2004               $1,000.00         N/A             N/A
Ending Account Value 12/31/2004                  $1,023.13         N/A             N/A
Expenses Paid per $1,000*                        $    2.03         N/A             N/A

                                                 SERIES I       SERIES II      SERIES III
                                                 ---------      ---------      ----------
ANNUALIZED EXPENSE RATIOS

                                                      0.40%        N/A             N/A

SMALL CAP INDEX TRUST

                                                 SERIES I       SERIES II      SERIES III
                                                 ---------      ---------      ----------
ACTUAL PORTFOLIO RETURN

Beginning Account Value 07/01/2004               $1,000.00      $1,000.00      $ 1,000.00
Ending Account Value 12/31/2004                  $1,103.17      $1,102.00      $ 1,101.18
Expenses Paid per $1,000*                        $    3.01      $    4.07      $     4.86

                                                 SERIES I       SERIES II      SERIES III
                                                 ---------      ---------      ----------
HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 07/01/2004               $1,000.00      $1,000.00      $ 1,000.00
Ending Account Value 12/31/2004                  $1,022.27      $1,021.27      $ 1,020.51
Expenses Paid per $1,000*                        $    2.89      $    3.91      $     4.68

                                                 SERIES I       SERIES II      SERIES III
                                                 ---------      ---------      ----------
ANNUALIZED EXPENSE RATIOS

                                                      0.57%          0.77%           0.92%

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY - CONTINUED

MID CAP INDEX TRUST

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
ACTUAL PORTFOLIO RETURN

Beginning Account Value 07/01/2004           $1,000.00       $1,000.00      $1,000.00
Ending Account Value 12/31/2004              $1,095.30       $1,094.24      $1,093.40
Expenses Paid per $1,000*                    $    2.99       $    4.04      $    4.84

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 07/01/2004           $1,000.00       $1,000.00      $1,000.00
Ending Account Value 12/31/2004              $1,022.28       $1,021.28      $1,020.51
Expenses Paid per $1,000*                    $    2.89       $    3.90      $    4.68

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
ANNUALIZED EXPENSE RATIOS
                                                  0.57%           0.77%          0.92%

TOTAL STOCK MARKET INDEX TRUST

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
ACTUAL PORTFOLIO RETURN

Beginning Account Value 07/01/2004           $1,000.00       $1,000.00      $1,000.00
Ending Account Value 12/31/2004              $1,079.02       $1,078.28      $1,076.10
Expenses Paid per $1,000*                    $    2.97       $    4.01      $    4.84

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 07/01/2004           $1,000.00       $1,000.00      $1,000.00
Ending Account Value 12/31/2004              $1,022.28       $1,021.28      $1,020.47
Expenses Paid per $1,000*                    $    2.89       $    3.90      $    4.71

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
ANNUALIZED EXPENSE RATIOS

                                                  0.57%           0.77%          0.92%

500 INDEX TRUST

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
ACTUAL PORTFOLIO RETURN

Beginning Account Value 07/01/2004           $1,000.00       $1,000.00      $1,000.00
Ending Account Value 12/31/2004              $1,069.11       $1,067.35      $1,068.23
Expenses Paid per $1,000*                    $    2.93       $    3.97      $    4.77

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
HYPOTHETICAL 5% PORTFOLIO RETURN

Beginning Account Value 07/01/2004           $1,000.00       $1,000.00      $1,000.00
Ending Account Value 12/31/2004              $1,022.30       $1,021.30      $1,020.52
Expenses Paid per $1,000*                    $    2.87       $    3.88      $    4.66

                                             SERIES I        SERIES II      SERIES III
                                             ---------       ---------      ----------
ANNUALIZED EXPENSE RATIOS

                                                  0.56%           0.76%          0.91%

*Expenses are equal to the Portfolio's annualized expense ratio for each Series, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY

SECTOR WEIGHTINGS CALCULATED AS A PERCENTAGE OF INVESTMENTS AT DECEMBER 31,
2004:

  EQUITY INDEX TRUST       % OF TOTAL
----------------------     ----------
Energy                         7.15
Materials                      3.09
Industrials                   11.80
Consumer Discretionary        11.90
Consumer Staples              10.48
Health Care                   12.67
Financials                    20.64
Information Technology        16.06
Telecomm Service               3.27
Utilities                      2.94
                             ------
Total                        100.00
                             ------

  MID CAP INDEX TRUST      % OF TOTAL
----------------------     ----------
Energy                         6.79
Materials                      5.30
Industrials                   12.75
Consumer Discretionary        19.38
Consumer Staples               4.57
Health Care                   10.75
Financials                    18.53
Information Technology        14.62
Telecomm Service               0.50
Utilities                      6.81
                             ------
Total                        100.00
                             ------

  500 INDEX TRUST          % OF TOTAL
----------------------     ----------
Energy                         7.16
Materials                      3.09
Industrials                   11.80
Consumer Discretionary        11.90
Consumer Staples              10.48
Health Care                   12.67
Financials                    20.64
Information Technology        16.05
Telecomm Service               3.27
Utilities                      2.94
                             ------
Total                        100.00
                             ------

SMALL CAP INDEX TRUST      % OF TOTAL
----------------------     ----------
Energy                         5.32
Materials                      6.04
Industrials                   14.43
Consumer Discretionary        14.93
Consumer Staples               2.63
Health Care                   12.67
Financials                    22.01
Information Technology        17.58
Telecomm Service               1.04
Utilities                      3.35
                             ------
Total                        100.00
                             ------

TOTAL STOCK MARKET INDEX TRUST     % OF TOTAL
------------------------------     ----------
Energy                                 6.79
Materials                              3.42
Industrials                           10.93
Consumer Discretionary                13.85
Consumer Staples                       9.23
Health Care                           12.51
Financials                            21.91
Information Technology                15.56
Telecomm Service                       2.83
Utilities                              2.97
                                     ------
Total                                100.00
                                     ------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of John Hancock Trust (formerly, Manufacturers Investment Trust):

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 5 of the portfolios (identified in Note 1) comprising John Hancock Trust (formerly, Manufacturers Investment Trust) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the John Hancock Trust's (formerly, Manufacturers Investment Trust's) management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 25, 2005

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 2004

                                                      EQUITY        SMALL CAP      MID CAP     TOTAL STOCK          500
                                                      INDEX           INDEX         INDEX     MARKET INDEX         INDEX
                                                      TRUST           TRUST         TRUST        TRUST             TRUST
                                                   ------------   ------------  ------------  -------------   ---------------
ASSETS
Investments in securities, at value                $ 83,913,212   $236,319,959  $248,258,503  $ 213,142,874   $ 1,268,370,026
  Securities on loan, at value (Note 2)                 704,300     57,241,899    32,931,087     13,190,745        59,984,356
  Repurchase agreements, at value                        45,000         28,000        62,000         56,000            27,000
                                                   ------------   ------------  ------------  -------------   ---------------
  TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
  accompanying portfolio of investments)             84,662,512    293,589,858   281,251,590    226,389,619     1,328,381,382

Cash                                                     23,461          1,593             -            753             2,798
Receivables:
  Investments sold                                            -             37       161,582             46                 -
  Fund shares sold                                            -          1,572        33,646          1,362             3,565
  Variation margin for open futures contracts                 -          8,100        14,800              -                 -
  Dividends and interest                                103,946        269,250       164,255        250,107         1,623,721
Other assets                                                536          2,513         2,567          2,378             8,744
                                                   ------------   ------------  ------------  -------------   ---------------
  TOTAL ASSETS                                       84,790,455    293,872,923   281,628,440    226,644,265     1,330,020,210
                                                   ------------   ------------  ------------  -------------   ---------------
LIABILITIES
Payables:
  Investments purchased                                       -              -         2,682              -                 -
  Fund shares redeemed                                  250,897        708,714       535,758        581,425         4,958,032
  Variation margin for open futures contracts             3,250              -             -          3,400            10,562
  Dividend and interest withholding tax                       -             56             -             77                 -
  Due to custodian                                            -              -       157,305              -                 -
  Accrued fund administration expense                       840          2,006         2,160          1,861            11,829
  Other payables and accrued expenses                    27,638         28,433        29,353         26,611           112,901
  Collateral for securities lending                     727,307     58,856,682    33,604,561     13,559,381        61,575,860
                                                   ------------   ------------  ------------  -------------   ---------------
  TOTAL LIABILITIES                                   1,009,932     59,595,891    34,331,819     14,172,755        66,669,184
                                                   ------------   ------------  ------------  -------------   ---------------
NET ASSETS                                         $ 83,780,523   $234,277,032  $247,296,621  $ 212,471,510   $ 1,263,351,026
                                                   ============   ============  ============  =============   ===============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)         $  1,288,259   $  1,135,817  $  1,215,325  $   2,304,684   $    16,813,277
Accumulated undistributed net realized gain (loss)
  on investments, and futures contracts              (4,643,066)     7,133,664     8,436,825     (1,414,403)      (36,846,188)
Unrealized appreciation (depreciation) on:
  Investments                                        (1,891,077)    44,232,096    43,285,011     19,177,814        22,884,203
  Futures contracts                                      69,521        365,398        58,254        155,782           235,729
Capital shares at par value of $.01                      56,440        156,665       147,503        192,189         1,202,061
Additional paid-in capital                           88,900,446    181,253,392   194,153,703    192,055,444     1,259,061,944
                                                   ------------   ------------  ------------  -------------   ---------------
NET ASSETS                                         $ 83,780,523   $234,277,032  $247,296,621  $ 212,471,510   $ 1,263,351,026
                                                   ============   ============  ============  =============   ===============
Investments in securities, including repurchase
  agreements and securities on loan,
  at identified cost                               $ 86,553,589   $249,357,762  $237,966,579  $ 207,211,805   $ 1,305,497,179
                                                   ============   ============  ============  =============   ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                $ 83,780,523   $179,368,832  $187,241,670  $ 175,498,130   $ 1,114,876,201
                                                   ============   ============  ============  =============   ===============
Shares Outstanding                                    5,643,978     11,983,906    11,158,165     15,862,855       106,015,820
                                                   ------------   ------------  ------------  -------------   ---------------
Net asset value, offering and redemption price
  per share                                        $      14.84   $      14.97  $      16.78  $       11.06   $         10.52
                                                   ============   ============  ============  =============   ===============

SERIES II SHARES:
Net Assets at value                                           -   $ 53,901,693  $ 59,203,666  $  36,947,931   $   145,789,730
                                                   ============   ============  ============  =============   ===============
Shares Outstanding                                            -      3,615,181     3,541,301      3,353,736        13,934,303
                                                   ------------   ------------  ------------  -------------   ---------------
Net asset value, offering and redemption price per
  share                                                       -   $      14.91  $      16.72  $       11.02   $         10.46
                                                   ============   ============  ============  =============   ===============
SERIES III SHARES:
Net Assets at value                                           -   $  1,006,507  $    851,285  $      25,449   $     2,685,095
                                                   ============   ============  ============  =============   ===============
Shares Outstanding                                            -         67,490        50,866          2,307           255,934
                                                   ------------   ------------  ------------  -------------   ---------------
Net asset value, offering and redemption
  price per share                                             -   $      14.91  $      16.74  $       11.03   $         10.49
                                                   ============   ============  ============  =============   ===============

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              EQUITY      SMALL CAP       MID CAP     TOTAL STOCK         500
                                                              INDEX         INDEX          INDEX      MARKET INDEX       INDEX
                                                              TRUST         TRUST          TRUST         TRUST           TRUST
                                                            ----------   ------------   -----------   ------------    ------------
Investment Income:
  Interest                                                  $   32,156   $    131,186   $    83,124   $    123,892    $    209,872
  Dividends                                                  1,584,055      2,288,541     2,447,976      3,316,075      23,476,533
  Securities lending                                               696         99,702        33,307         17,715          29,723
  Less: Foreign taxes withheld                                       -           (656)            -           (441)              -
                                                            ----------   ------------   -----------   ------------    ------------
  Total income                                               1,616,907      2,518,773     2,564,407      3,457,241    $ 23,716,128
                                                            ----------   ------------   -----------   ------------    ------------

Expenses:
  Investment adviser fee (Note 4)                              202,818        752,503       806,978        695,200       4,366,594
  Distribution fee for Series I (Note 5)                             -        231,881       245,130        227,864       1,551,602
  Distribution fee for Series II(Note 5)                             -        160,244       180,441        117,144         450,973
  Distribution fee for Series III (Note 5)                           -          1,479         1,098             39           5,873
  Custodian fee                                                143,306         18,000        18,000         18,000         116,295
  Fund administration fees (Note 4)                              8,111         19,792        20,935         18,056         114,137
  Printing and postage fees                                      6,301         15,103        16,122         13,959          88,338
  Audit and legal fees                                          13,914         18,581        19,142         18,136          49,956
  Registration and filing fees                                   9,191          4,689         4,767          4,163          24,907
  Trustees fees and expenses (Note 6)                            1,072          2,845         2,958          2,559          15,606
  Transfer agent fee for Series III (Note 4)                         -          3,255           665            224          15,636
  Blue sky fees for Series III (Note 4)                              -          1,192           979            806           2,401
  Miscellaneous                                                  3,165          5,430         6,546          4,332          31,974
                                                            ----------   ------------   -----------   ------------    ------------
  Expenses before reductions by investment adviser             387,878      1,234,994     1,323,761      1,120,482       6,834,292
  Less reductions of expenses by investment adviser
   (Note 4)                                                    (63,368)        (4,447)       (1,644)        (1,030)        (18,037)
                                                            ----------   ------------   -----------   ------------    ------------
  Total expenses                                               324,510      1,230,547     1,322,117      1,119,452       6,816,255
                                                            ----------   ------------   -----------   ------------    ------------
Net investment income (loss)                                 1,292,397      1,288,226     1,242,290      2,337,789      16,899,873
                                                            ----------   ------------   -----------   ------------    ------------

Realized and unrealized gain (loss) on investments,
  foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
  Investment transactions                                      352,252      9,542,799     8,351,958        793,307       1,697,364
  Futures contracts                                            206,149      1,866,012       219,001        675,337       1,392,123
Change in unrealized appreciation (depreciation) on:
  Investments                                                5,938,466     20,264,259    22,939,336     17,710,043      96,651,649
  Futures contracts                                              4,709       (286,769)       (9,938)       (83,680)       (281,346)
                                                            ----------   ------------   -----------   ------------    ------------
Net gain (loss) on investments,foreign currency and
forward foreign currency contracts                           6,501,576     31,386,301    31,500,357     19,095,007      99,459,790
                                                            ----------   ------------   -----------   ------------    ------------

Net increase (decrease) in net assets resulting from
operations                                                  $7,793,973   $ 32,674,527   $32,742,647   $ 21,432,796    $116,359,663
                                                            ==========   ============   ===========   ============    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SMALL CAP                    MID CAP
                                                     EQUITY INDEX                    INDEX                       INDEX
                                                         TRUST                       TRUST                       TRUST
                                              --------------------------  --------------------------  --------------------------
                                                 YEAR           YEAR         YEAR           YEAR         YEAR           YEAR
                                                 ENDED         ENDED         ENDED          ENDED        ENDED          ENDED
                                               12/31/2004    12/31/2003    12/31/2004    12/31/2003    12/31/2004    12/31/2003
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                  $  1,292,397  $  1,026,275  $  1,288,226  $    608,272  $  1,242,290  $    758,800
Net realized gain (loss) on:
    Investment transactions                        352,252      (354,253)    9,542,799       570,622     8,351,958      (538,515)
    Futures contracts                              206,149       113,665     1,866,012     6,690,256       219,001     2,015,469
Change in unrealized appreciation
    (depreciation) on:
    Investments                                  5,938,466    17,714,342    20,264,259    32,910,619    22,939,336    38,733,113
    Futures contracts                                4,709       101,076      (286,769)      842,081        (9,938)       99,724
                                              ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets            7,793,973    18,601,105    32,674,527    41,621,850    32,742,647    41,068,591
    resulting from operations
Distribution to shareholders from:
    Net investment income
        Series I                                (1,026,275)   (1,083,167)     (499,238)            -      (605,666)            -
        Series II                                        -             -      (108,693)            -      (153,130)            -
        Series III                                       -             -          (341)            -            (4)            -
    Net realized short term gains on
    investments, futures,and foreign
    currency transactions
        Series I                                         -             -             -             -      (202,216)            -
        Series II                                        -             -             -             -       (63,395)            -
        Series III                                       -             -             -             -            (1)            -
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions                         (1,026,275)   (1,083,167)     (608,272)            -    (1,024,412)            -
Capital Shares Transactions-:
    Series I
        Net proceeds from sales of shares        9,742,977    14,323,771    41,976,936    55,864,707    31,645,474    36,211,453
        Reinvestment of distributions            1,026,275     1,083,167       499,238        -            807,882             -
        Cost of shares redeemed                (15,292,553)  (24,471,046)  (24,414,683)  (11,550,432)  (14,572,348)  (11,130,542)
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Total Series I transactions                 (4,523,301)   (9,064,108)   18,061,491    44,314,275    17,881,008    25,080,911

    Series II
        Net proceeds from sales of shares                -             -    17,927,351    27,099,665    15,063,502    22,905,338
        Reinvestment of distributions                    -             -       108,693             -       216,525             -
        Cost of shares redeemed                          -             -    (9,858,507)   (6,841,022)   (6,257,423)   (1,234,853)
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Total Series II transactions                         -             -     8,177,537    20,258,643     9,022,604    21,670,485

    Series III
        Net proceeds from sales of shares                -             -       968,597        11,197       789,193           451
        Reinvestment of distributions                    -             -           341             -             5             -
        Cost of shares redeemed                          -             -       (72,345)       (5,585)      (27,029)            -
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Total Series III transactions                        -             -       896,593         5,612       762,169           451
Net increase (decrease) in net assets
    from capital share transactions             (4,523,301)   (9,064,108)   27,135,621    64,578,530    27,665,781    46,751,847
                                              ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets                2,244,397     8,453,830    59,201,876   106,200,380    59,384,016    87,820,438
Net assets at beginning of period               81,536,126    73,082,296   175,075,156    68,874,776   187,912,605   100,092,167
                                              ------------  ------------  ------------  ------------  ------------  ------------
Net assets at end of period                   $ 83,780,523  $ 81,536,126  $234,277,032  $175,075,156  $247,296,621  $187,912,605
                                              ============  ============  ============  ============  ============  ============
Undistributed net investment income (loss)    $  1,288,259  $  1,026,275  $  1,135,817  $    608,272  $  1,215,325  $    758,800
                                              ============  ============  ============  ============  ============  ============
-Capital Shares Issued and Redeemed:
    Series I
       Shares sold                                 697,966     1,221,486     3,117,454     5,094,681     2,094,488     2,876,765

       Reinvestment of distributions                74,965       101,897        37,201             -        53,361             -

       Shares redeemed                          (1,123,257)   (2,116,634)   (1,854,985)   (1,146,586)     (967,956)     (966,553)
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Net increase (decrease)                       (350,326)     (793,251)    1,299,670     3,948,095     1,179,893     1,910,212
                                              ============  ============  ============  ============  ============  ============
    Series II
       Shares sold                                       -             -     1,350,905     2,499,259     1,001,692     1,857,852
       Reinvestment of distributions                     -             -         8,123             -        14,339             -
       Shares redeemed                                   -             -      (748,773)     (601,089)     (412,247)     (105,835)
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Net increase (decrease)                              -             -       610,255     1,898,170       603,784     1,752,017
                                              ============  ============  ============  ============  ============  ============
    Series III
       Shares sold                                       -             -        72,305           943        52,590            33
       Reinvestment of distributions                     -             -            25             -             -             -
       Shares redeemed                                   -             -        (5,305)         (478)       (1,757)            -
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Net increase (decrease)                              -             -        67,025           465        50,833            33
                                              ============  ============  ============  ============  ============  ============

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   TOTAL STOCK                          500
                                                                   MARKET INDEX                         INDEX
                                                                      TRUST                             TRUST
                                                          ----------------------------    ---------------------------------
                                                              YEAR            YEAR             YEAR              YEAR
                                                             ENDED            ENDED           ENDED             ENDED
                                                           12/31/2004      12/31/2003       12/31/2004        12/31/2003
                                                          ------------    ------------    --------------    ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                              $  2,337,789    $  1,108,452    $   16,899,873    $    10,528,839
Net realized gain (loss) on:
    Investment transactions                                    793,307      (2,414,471)        1,697,364         (2,966,130)
    Futures contracts                                          675,337       2,705,866         1,392,123          1,626,950
Change in unrealized appreciation (depreciation) on:
    Investments                                             17,710,043      29,822,622        96,651,649        216,497,982
    Futures contracts                                          (83,680)        313,041          (281,346)           855,181
                                                          ------------    ------------    --------------    ---------------
Net increase (decrease) in net assets resulting from        21,432,796      31,535,510       116,359,663        226,542,822
operations
Distribution to shareholders from:
    Net investment income
        Series I                                              (920,082)              -        (9,474,551)        (7,127,933)
        Series II                                             (188,212)              -        (1,050,941)          (598,736)
        Series III                                                 (12)              -            (3,344)                 -
                                                          ------------    ------------    --------------    ---------------
    Total distributions                                     (1,108,306)              -       (10,528,836)        (7,726,669)
Capital Shares Transactions-:
    Series I
        Net proceeds from sales of shares                   35,388,872      51,771,674        86,324,362        151,051,446
        Reinvestment of distributions                          920,082               -         9,474,551          7,127,933
        Cost of shares redeemed                            (11,728,253)     (4,467,132)      (55,177,077)       (55,546,250)
                                                          ------------    ------------    --------------    ---------------
    Total Series I transactions                             24,580,701      47,304,542        40,621,836        102,633,129

    Series II
        Net proceeds from sales of shares                   10,821,292      19,542,467        27,667,651         61,850,734
        Reinvestment of distributions                          188,212               -         1,050,941            598,736
        Cost of shares redeemed                             (7,403,074)       (578,539)      (10,512,050)        (4,386,889)
                                                          ------------    ------------    --------------    ---------------
    Total Series II transactions                             3,606,430      18,963,928        18,206,542         58,062,581

    Series III
       Net proceeds from sales of shares                        24,833             655         3,206,766             14,668
       Reinvestment of distributions                                12               -             3,344                  -
       Cost of shares redeemed                                  (1,959)              -          (725,117)                 -
                                                          ------------    ------------    --------------    ---------------
    Total Series III transactions                               22,886             655         2,484,993             14,668
Net increase (decrease) in net assets from capital
    share transactions                                      28,210,017      66,269,125        61,313,371        160,710,378
                                                          ------------    ------------    --------------    ---------------
Increase (decrease) in net assets                           48,534,507      97,804,635       167,144,198        379,526,531
Net assets at beginning of period                          163,937,003      66,132,368     1,096,206,828        716,680,297
                                                          ------------    ------------    --------------    ---------------
Net assets at end of period                               $212,471,510    $163,937,003     1,263,351,026    $ 1,096,206,828
                                                          ============    ============    ==============    ===============
Undistributed net investment income (loss                 $  2,304,684    $  1,108,452    $   16,813,277    $    10,528,836
                                                          ============    ============    ==============    ===============
-Capital Shares Issued and Redeemed:
    Series I
       Shares sold                                           3,479,142       6,098,248         8,822,835         18,339,618
       Reinvestment of distributions                            90,738               -           974,748            945,349
       Shares redeemed                                      (1,155,342)       (506,733)       (5,610,658)        (6,725,536)
                                                          ------------    ------------    --------------    ---------------
    Net increase (decrease)                                  2,414,538       5,591,515         4,186,925         12,559,431
                                                          ============    ============     =============    ===============
    Series II
       Shares sold                                           1,064,420       2,278,686         2,831,731          7,486,152
       Reinvestment of distributions                            18,598               -           108,568             79,619
       Shares redeemed                                        (746,916)       (70,038)        (1,084,065)          (528,756)
                                                          ------------    ------------    --------------    ---------------
    Net increase (decrease)                                    336,102       2,208,648         1,856,234          7,037,015
                                                          ============    ============     =============    ===============
    Series III
       Shares sold                                               2,434              69           328,546              1,618
       Reinvestment of distributions                                 1               -               345                  -
       Shares redeemed                                            (197)              -           (74,575)                 -
                                                          ------------    ------------    --------------    ---------------
    Net increase (decrease)                                      2,238              69           254,316              1,618
                                                          ============    ============     =============    ===============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     NET REALIZED
                                                    AND UNREALIZED
                                                    GAIN (LOSS) ON                                                           NET
                             NET ASSET     NET        INVESTMENTS                 DIVIDENDS                                 ASSET
YEAR OR                        VALUE,   INVESTMENT   AND FOREIGN     TOTAL FROM   FROM NET   DISTRIBUTIONS                  VALUE,
PERIOD                       BEGINNING    INCOME       CURRENCY      INVESTMENT  INVESTMENT   FROM CAPITAL       TOTAL      END OF
ENDED                        OF PERIOD    (LOSS)     TRANSACTIONS    OPERATIONS   INCOME         GAINS       DISTRIBUTIONS  PERIOD
---------------------------  ---------  ----------  -------------    ----------  ----------  -------------   -------------  ------
EQUITY INDEX TRUST-
 SERIES I
  12/31/2004                 $   13.60  $     0.22    $    1.19      $    1.41    ($ 0.17)             -      ($    0.17)   $14.84
  12/31/2003                     10.77        0.16         2.84           3.00      (0.17)             -           (0.17)    13.60
  12/31/2002                     14.00        0.15        (3.24)         (3.09)     (0.14)             -           (0.14)    10.77
  12/31/2001                     16.40        0.14        (2.14)         (2.00)     (0.16)    ($    0.24)          (0.40)    14.00
  12/31/2000                     18.13        0.16        (1.84)         (1.68)         -          (0.05)          (0.05)    16.40
---------------------------  ---------  ----------    ---------      ---------     ------      ---------       ---------    ------
SMALL CAP INDEX TRUST-
 SERIES I
  12/31/2004                 $   12.80  $     0.09    $    2.12      $    2.21    ($ 0.04)             -      ($    0.04)   $14.97
  12/31/2003                      8.78        0.06         3.96           4.02          -              -               -     12.80
  12/31/2002                     11.28        0.10        (2.52)         (2.42)     (0.08)             -           (0.08)     8.78
  12/31/2001                     11.29        0.20        (0.03)          0.17      (0.18)             -           (0.18)    11.28
  5/1/2000* to 12/31/2000        12.50        0.46        (1.26)         (0.80)     (0.41)             -           (0.41)    11.29
 SERIES II
  12/31/2004                     12.76        0.07         2.11           2.18      (0.03)             -           (0.03)    14.91
  12/31/2003                      8.78        0.04         3.94           3.98          -              -               -     12.76
  1/28/2002* to 12/31/2002       11.07        0.07        (2.28)         (2.21)     (0.08)             -           (0.08)     8.78
 SERIES III
  12/31/2004                     12.80        0.08         2.08           2.16      (0.05)             -           (0.05)    14.91
  09/05/2003* to 12/31/2003      11.77        0.01         1.02           1.03          -              -               -     12.80
---------------------------  ---------  ----------    ---------      ---------     ------      ---------       ---------    ------
MID CAP INDEX TRUST-
 SERIES I
  12/31/2004                 $   14.56  $     0.09    $    2.21      $    2.30    ($ 0.06)    ($    0.02)     ($    0.08)   $16.78
  12/31/2003                     10.82        0.08         3.66           3.74          -              -               -     14.56
  12/31/2002                     12.82        0.07        (2.01)         (1.94)     (0.06)             -           (0.06)    10.82
  12/31/2001                     13.11        0.11        (0.32)         (0.21)     (0.08)             -           (0.08)    12.82
  5/1/2000* to 12/31/2000        12.50        0.10         0.77           0.87      (0.08)         (0.18)          (0.26)    13.11
 SERIES II
  12/31/2004                     14.52        0.06         2.21      $    2.27      (0.05)         (0.02)          (0.07)    16.72
  12/31/2003                     10.81        0.05         3.66           3.71          -              -               -     14.52
  01/28/2002* to 12/31/2002      12.80        0.05        (1.98)         (1.93)     (0.06)             -           (0.06)    10.81
 SERIES III
  12/31/2004                     14.56        0.04         2.23           2.27      (0.07)         (0.02)          (0.09)    16.74
  09/05/2003* to 12/31/2003      13.31        0.04         1.21           1.25          -              -               -     14.56
---------------------------  ---------  ----------    ---------      ---------     ------      ---------       ---------    ------
TOTAL STOCK MARKET INDEX
 TRUST-
 SERIES I
  12/31/2004                 $    9.96  $     0.13    $    1.03      $    1.16    ($ 0.06)             -      ($    0.06)   $11.06
  12/31/2003                      7.63        0.09         2.24           2.33          -              -               -      9.96
  12/31/2002                      9.79        0.08        (2.16)         (2.08)     (0.08)             -           (0.08)     7.63
  12/31/2001                     11.14        0.09        (1.36)         (1.27)     (0.08)             -           (0.08)     9.79
  5/1/2000* to 12/31/2000        12.50        0.08        (1.33)         (1.25)     (0.06)    ($    0.05)          (0.11)    11.14
 SERIES II
  12/31/2004                      9.93        0.11         1.04           1.15      (0.06)             -           (0.06)    11.02
  12/31/2003                      7.62        0.07         2.24           2.31          -              -               -      9.93
  1/28/2002* to 12/31/2002        9.67        0.07        (2.04)         (1.97)      0.08)             -           (0.08)     7.62
 SERIES III
  12/31/2004                      9.96        0.14         1.00           1.14      (0.07)             -           (0.07)    11.03
  09/05/2003* to 12/31/2003       9.17        0.03         0.76           0.79          -              -               -      9.96
---------------------------  ---------  ----------    ---------      ---------     ------      ---------       ---------    ------
500 INDEX TRUST-
 SERIES I
  12/31/2004                 $    9.63  $     0.14    $    0.84      $    0.98    ($ 0.09)             -      ($    0.09)   $10.52
  12/31/2003                      7.60        0.10         2.01           2.11      (0.08)             -           (0.08)     9.63
  12/31/2002                      9.81        0.09        (2.30)         (2.21)         -      #       -               -    # 7.60
  12/31/2001                     11.28        0.09        (1.48)         (1.39)     (0.08)             -           (0.08)     9.81
  5/1/2000* to 12/31/2000        12.50        0.09        (1.29)         (1.20)     (0.02)             -           (0.02)    11.28
 SERIES II
  12/31/2004                      9.59        0.13         0.82           0.95      (0.08)             -           (0.08)    10.46
  12/31/2003                      7.59        0.09         1.99           2.08      (0.08)             -           (0.08)     9.59
  1/28/2002* to 12/31/2002        9.68        0.08        (2.17)         (2.09)         -      #       -               -    # 7.59
 SERIES III
  12/31/2004                      9.63        0.14         0.82           0.96      (0.10)             -           (0.10)    10.49
  09/05/2003* to 12/31/2003       8.87        0.03         0.73           0.76          -              -               -      9.63
--------------------------- ---------  ----------    ---------      ---------     ------      ---------       ---------    ------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                RATIO OF
                                                EXPENSES        RATIO OF NET
               NET ASSETS        RATIO OF       TO AVERAGE       INVESTMENT
                 END OF          EXPENSES       NET ASSETS     INCOME (LOSS)    PORTFOLIO
TOTAL            PERIOD         TO AVERAGE    AFTER EXPENSE     TO AVERAGE       TURNOVER
RETURN           (000'S)        NET ASSETS     REDUCTIONS        NET ASSETS      RATE ++
-------------  --------------   -----------   --------------   --------------   ---------
 10.47%   (b)   $   83,781       0.48%             0.40%            1.59%            8%
 28.29    (b)       81,536       0.50              0.40             1.38             2
(22.30)   (b)       73,082       0.41              0.40             1.21             4
(12.26)   (b)      103,007       0.41              0.40             0.97             4
 (9.29)   (b)      114,154       0.40              0.40             0.91             8
-------------  --------------   -----------   --------------   --------------   ---------

 17.33%         $  179,369        0.57%            0.57%            0.69%           26%
 45.79             136,719        0.58             0.58             0.61            36
(21.47)             59,161        0.59             0.59             1.05            57
  1.50              50,280        0.60             0.60             1.87            32
 (6.38) +           34,825        0.65  (a)        0.60  (a)        5.63  (a)        1
 17.13              53,902        0.77             0.77             0.49            26
 45.33              38,350        0.78             0.78             0.39            36
(19.95) +            9,714        0.79  (a)        0.79  (a)        0.87  (a)       57
 16.94    (b)        1,007        2.42             0.92             0.63            26
  8.75  + (b)            6       16.49  (a)        0.93  (a)        0.18  (a)       36
-------------  --------------   -----------   --------------   --------------   ---------

 15.83%         $  187,242        0.57%            0.57%            0.63%           16%
 34.57             145,255        0.58             0.58             0.62             8
(15.16)             87,282        0.58             0.58             0.58            20
 (1.73)             58,197        0.60             0.60             0.85            19
  7.15  + (b)       32,007        0.69  (a)        0.60  (a)        1.17  (a)       49
 15.65              59,204        0.77             0.77             0.43            16
 34.32              42,657        0.78             0.78             0.42             8
(15.07) +           12,810        0.78  (a)        0.78  (a)        0.42  (a)       20

 15.66    (b)          851        1.67             0.92             0.29            16
  9.39  + (b)            - ##   128.76  (a)        0.93  (a)        0.88  (a)        8
-------------  --------------   -----------   --------------   --------------   ---------

 11.74%         $  175,498        0.57%            0.57%            1.30%            5%
 30.54             133,964        0.58             0.58             1.05             6
(21.29)             59,970        0.59             0.59             0.96             4
(11.41)             73,657        0.59             0.59             0.93             5
(10.04) + (b)       56,390        0.62  (a)        0.60  (a)        0.93  (a)       16
 11.60              36,948        0.77             0.77             1.08             5
 30.31              29,972        0.78             0.78             0.86             6
(20.36) +            6,163        0.79  (a)        0.79  (a)        0.98  (a)        4
 11.55    (b)           25       14.20             0.92             1.41             5
  8.62  + (b)            1      122.81  (a)        0.93  (a)        0.96  (a)        6
------------   -----------      -----------   -------------    -------------    ---------

 10.26%         $1,114,876        0.56%            0.56%            1.47%            4%
 28.01             980,366        0.57             0.57             1.22             1
(22.53)            678,414        0.57             0.57             1.05             6
(12.37)            772,559        0.57             0.57             0.84             1
 (9.57) +          680,264        0.55  (a)        0.55  (a)        1.08  (a)        6
 10.00             145,790        0.76             0.76             1.29             4
 27.76             115,826        0.77             0.77             1.02             1
(21.59) +           38,267        0.77  (a)        0.77  (a)        1.12  (a)        6
 10.07    (b)        2,685        2.45             0.91             1.46             4
  8.57  + (b)           16       11.12  (a)        0.92  (a)        1.09  (a)        1
-------------  --------------   -----------   --------------   --------------   ---------

-   Net investment income has been calculated using the average shares method.

*   Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+   Not Annualized

#   Amount is less than $.01 per share.

##  Amount is less than $1,000

(a) Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT           VALUE
                                            ---------      -----------
COMMON STOCKS - 95.83%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                       847        $    28,493
Omnicom Group, Inc.                           1,325            111,724
The Interpublic Group of Companies, Inc. *    3,008             40,307
                                                             ---------
                                                               180,524
AEROSPACE - 1.96%
Boeing Company                                5,972            309,171
General Dynamics Corp.                        1,425            149,055
Goodrich Corp.                                  846             27,613
Honeywell International, Inc.                 6,119            216,674
Lockheed Martin Corp.                         3,149            174,927
Northrop Grumman Corp.                        2,619            142,369
Raytheon Company                              3,216            124,877
Rockwell Collins, Inc.                        1,256             49,537
Textron, Inc.                                   978             72,176
United Technologies Corp.                     3,635            375,677
                                                             ---------
                                                             1,642,076
AGRICULTURE - 0.25%
Archer-Daniels-Midland Company                4,656            103,875
Monsanto Company                              1,881            104,490
                                                             ---------
                                                               208,365
AIR TRAVEL - 0.12%
Delta Air Lines, Inc. * (a)                     921              6,889
Southwest Airlines Company                    5,546             90,289
                                                             ---------
                                                                97,178
ALUMINUM - 0.23%
Alcoa, Inc.                                   6,192            194,553

APPAREL & TEXTILES - 0.51%
Cintas Corp.                                  1,221             53,553
Coach, Inc. *                                 1,344             75,802
Jones Apparel Group, Inc.                       869             31,780
Liz Claiborne, Inc.                             772             32,586
NIKE, Inc., Class B                           1,867            169,318
Reebok International, Ltd.                      413             18,172
VF Corp.                                        790             43,750
                                                             ---------
                                                               424,961
AUTO PARTS - 0.31%
AutoZone, Inc. *                                568             51,864
Dana Corp.                                    1,066             18,474
Delphi Corp.                                  3,992             36,008
Genuine Parts Company                         1,242             54,722
Johnson Controls, Inc.                        1,354             85,898
Visteon Corp. (a)                               921              8,998
                                                             ---------
                                                               255,964
AUTO SERVICES - 0.04%
AutoNation, Inc. *                            1,882             36,153

AUTOMOBILES - 0.54%
Ford Motor Company                           13,015            190,540
General Motors Corp. (a)                      4,018            160,961
PACCAR, Inc.                                  1,236             99,473
                                                             ---------
                                                               450,974
BANKING - 6.05%
AmSouth Bancorp.                              2,526             65,423
Bank of America Corp.                        28,733          1,350,164
Bank of New York Company, Inc.                5,526            184,679
BB&T Corp.                                    3,929            165,215
Comerica, Inc.                                1,213             74,017
Compass Bancshares, Inc.                        872             42,440
Fifth Third Bancorp                           3,993            188,789
First Horizon National Corp.                    876             37,764
Golden West Financial Corp.                   2,178            133,773
Huntington Bancshares, Inc.                   1,644             40,738
KeyCorp                                       2,892             98,039
M&T Bank Corp.                                  826             89,076
Marshall & Ilsley Corp.                       1,589             70,234
National City Corp.                           4,820            180,991
North Fork Bancorporation, Inc.               3,348             96,590
Northern Trust Corp.                          1,559             75,736
Regions Financial Corp.                       3,306            117,661
Sovereign Bancorp, Inc.                       2,456             55,383
SunTrust Banks, Inc.                          2,637            194,822
US Bancorp                                   13,282            415,992
Wachovia Corp.                               11,407            600,008
Wells Fargo Company                          12,035            747,975
Zions BanCorp                                   638             43,403
                                                             ---------
                                                             5,068,912
BIOTECHNOLOGY - 1.16%
Amgen, Inc. *                                 9,035            579,595
Applera Corp.-Applied Biosystems Group        1,394             29,148
Biogen Idec, Inc. *                           2,373            158,065
Chiron Corp. *                                1,329             44,296
Genzyme Corp. *                               1,632             94,770
MedImmune, Inc. *                             1,769             47,958
Millipore Corp. *                               354             17,633
                                                             ---------
                                                               971,465
BROADCASTING - 1.18%
Clear Channel Communications, Inc.            4,080            136,639
News Corp.                                   18,585            346,796
Univision Communications, Inc., Class A *     2,299             67,292
Viacom, Inc., Class B                        12,129            441,374
                                                             ---------
                                                               992,101
BUILDING MATERIALS & CONSTRUCTION - 0.21%
American Standard Companies, Inc.             1,526             63,054
Masco Corp.                                   3,187            116,421
                                                             ---------
                                                               179,475
BUSINESS SERVICES - 1.91%
Affiliated Computer Services, Inc.,
Class A *                                       914             55,014
Automatic Data Processing, Inc.               4,144            183,786
Cendant Corp.                                 7,489            175,093
Computer Sciences Corp. *                     1,346        $    75,874
Convergys Corp. *                             1,007             15,095
Electronic Arts, Inc. *                       2,172            133,969
Electronic Data Systems Corp.                 3,655             84,431

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT           VALUE
                                            ---------      -----------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Equifax, Inc.                                   961         $   27,004
First Data Corp.                              5,903            251,114
Fluor Corp.                                     596             32,488
Moody's Corp.                                 1,052             91,366
NCR Corp. *                                     663             45,900
Paychex, Inc.                                 2,690             91,675
Pitney Bowes, Inc.                            1,641             75,945
R.R. Donnelley & Sons Company                 1,562             55,123
Robert Half International, Inc.               1,233             36,287
SunGuard Data Systems, Inc. *                 2,055             58,218
Unisys Corp. *                                2,390             24,330
VERITAS Software Corp. *                      3,003             85,736
                                                           -----------
                                                             1,598,448
CABLE AND TELEVISION - 1.38%
Comcast Corp., Class A *                     15,791            525,525
Time Warner, Inc. *                          32,582            633,394
                                                           -----------
                                                             1,158,919
CELLULAR COMMUNICATIONS - 0.64%
Motorola, Inc.                               17,317            297,852
Nextel Communications, Inc., Class A *        7,905            237,150
                                                           -----------
                                                               535,002
CHEMICALS - 1.39%
Air Products & Chemicals, Inc.                1,617             93,737
Ashland, Inc.                                   506             29,540
Dow Chemical Company                          6,708            332,113
E.I. Du Pont De Nemours & Company             7,065            346,538
Eastman Chemical Company                        554             31,982
Engelhard Corp.                                 870             26,683
Great Lakes Chemical Corp.                      363             10,342
Hercules, Inc. *                                796             11,821
PPG Industries, Inc.                          1,223             83,360
Praxair, Inc.                                 2,310            101,987
Rohm & Haas Company                           1,599             70,724
Sigma-Aldrich Corp.                             491             29,686
                                                           -----------
                                                             1,168,513
COLLEGES & UNIVERSITIES - 0.13%
Apollo Group, Inc., Class A *                 1,318            106,376

COMPUTERS & BUSINESS EQUIPMENT - 3.85%
Apple Computer, Inc. *                        2,860            184,184
Dell, Inc. *                                 17,672            744,698
EMC Corp. *                                  17,046            253,474
Gateway, Inc. *                               2,659             15,981
Hewlett-Packard Company                      21,482            450,478
International Business Machines Corp.        11,842          1,167,384
Lexmark International, Inc. *                   918             78,030
Network Appliance, Inc. *                     2,552             84,777
Sun Microsystems, Inc. *                     23,923            128,706
Xerox Corp. *                                 6,783            115,379
                                                           -----------
                                                             3,223,091
CONSTRUCTION & MINING EQUIPMENT - 0.02%
Rowan Companies, Inc. *                         763             19,762

CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                      1,005             44,853
Vulcan Materials Company                        728             39,756
                                                           -----------
                                                                84,609
CONTAINERS & GLASS - 0.14%
Ball Corp.                                      801             35,228
Bemis Company, Inc.                             761             22,138
Pactiv Corp. *                                1,056             26,706
Sealed Air Corp. *                              594             31,642
                                                           -----------
                                                               115,714
COSMETICS & TOILETRIES - 2.29%
Alberto Culver Company, Class B                 647             31,425
Avon Products, Inc.                           3,364            130,187
Colgate-Palmolive Company                     3,772            192,975
International Flavors & Fragrances, Inc.        670             28,703
Kimberly-Clark Corp.                          3,469            228,295
The Gillette Company                          7,062            316,236
The Procter & Gamble Company                 18,045            993,919
                                                           -----------
                                                             1,921,740
CRUDE PETROLEUM & NATURAL GAS - 1.85%
Amerada Hess Corp.                              652             53,712
Apache Corp.                                  2,322            117,424
Burlington Resources, Inc.                    2,785            121,148
ChevronTexaco Corp.                          15,071            791,378
Devon Energy Corp.                            3,457            134,546
EOG Resources, Inc.                             843             60,156
Occidental Petroleum Corp.                    2,808            163,875
Sunoco, Inc.                                    520             42,489
XTO Energy, Inc.                              1,820             64,392
                                                           -----------
                                                             1,549,120
DOMESTIC OIL - 0.21%
Marathon Oil Corp.                            2,465             92,709
Unocal Corp.                                  1,872             80,945
                                                           -----------
                                                               173,654
ELECTRICAL EQUIPMENT - 3.73%
American Power Conversion Corp.               1,361             29,125
Cooper Industries, Ltd., Class A                653             44,332
Emerson Electric Company                      2,986            209,319
General Electric Company                     75,205          2,744,983
Molex, Inc.                                   1,340             40,200
Power-One, Inc. *                               597              5,325
Symbol Technologies, Inc.                     1,712             29,618
Tektronix, Inc.                                 640             19,334
                                                           -----------
                                                             3,122,236
ELECTRICAL UTILITIES - 2.44%
Allegheny Energy, Inc. * (a)                    976             19,237
Ameren Corp.                                  1,386             69,494
American Electric Power Company, Inc.         2,815             96,667
Calpine Corp. * (a)                           3,801             14,976
CenterPoint Energy, Inc.                      2,190             24,747
Cinergy Corp.                                 1,289             53,661
CMS Energy Corp. *                            1,385             14,473

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT                    VALUE
                                        ---------                -----------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Consolidated Edison, Inc.                  1,722                 $    75,337
Constellation Energy Group, Inc.           1,251                      54,681
Dominion Resources, Inc.                   2,358                     159,731
DTE Energy Company                         1,237                      53,352
Duke Energy Corp.                          6,805                     172,371
Edison International                       2,318                      74,246
Entergy Corp.                              1,590                     107,468
Exelon Corp.                               4,713                     207,702
FirstEnergy Corp.                          2,346                      92,690
FPL Group, Inc.                            1,320                      98,670
PG&E Corp. *                               2,868                      95,447
Pinnacle West Capital Corp.                  651                      28,911
PPL Corp.                                  1,345                      71,662
Public Service Enterprise Group, Inc.      1,691                      87,543
TECO Energy, Inc. (a)                      1,420                      21,783
The AES Corp. *                            4,615                      63,087
The Southern Company                       5,262                     176,382
TXU Corp.                                  1,709                     110,333
                                                                 -----------
                                                                   2,044,651
ELECTRONICS - 0.46%
Adobe Systems, Inc.                        1,697                     106,470
Agilent Technologies, Inc. *               3,454                      83,241
Jabil Circuit, Inc. *                      1,433                      36,656
L-3 Communications Holdings, Inc.            819                      59,984
Sanmina-SCI Corp. *                        3,707                      31,398
Solectron Corp. *                          6,906                      36,809
Thermo Electron Corp. *                    1,138                      34,356
                                                                 -----------
                                                                     388,914
ENERGY - 0.23%
Progress Energy, Inc.                      1,757                      79,487
Sempra Energy                              1,660                      60,889
Xcel Energy, Inc.                          2,848                      51,833
                                                                 -----------
                                                                     192,209

FINANCIAL SERVICES - 8.38%
Bear Stearns Companies, Inc.                 734                      75,095
Capital One Financial Corp.                1,727                     145,431
Charles Schwab Corp.                       9,582                     114,601
CIT Group, Inc.                            1,495                      68,501
Citigroup, Inc.                           36,917                   1,778,661
Countrywide Financial Corp.                4,129                     152,814
E*TRADE Financial Corp. *                  2,646                      39,558
Federal Home Loan Mortgage Corp.           4,905                     361,498
Federal National Mortgage Association      6,885                     490,281
Federated Investors, Inc., Class B           764                      23,226
Fiserv, Inc. *                             1,391                      55,904
Franklin Resources, Inc.                   1,774                     123,559
H & R Block, Inc.                          1,172                      57,428
J.P. Morgan Chase & Company               25,342                     988,591
Janus Capital Group, Inc.                  1,681                      28,258
Lehman Brothers Holdings, Inc.             1,917                     167,699
MBNA Corp.                                 9,089                     256,220
Mellon Financial Corp.                     3,013                      93,734
Merrill Lynch & Company, Inc.              6,626                     396,036
Morgan Stanley                             7,786                     432,279
PNC Financial Services Group               2,011                     115,512
Providian Financial Corp. *                2,085                      34,340
SLM Corp.                                  3,058                     163,267
State Street Corp. (c)                     2,372                     116,513
Synovus Financial Corp.                    2,203                      62,962
T. Rowe Price Group, Inc.                    912                      56,726
The Goldman Sachs Group, Inc.              3,444                     358,314
Washington Mutual, Inc.                    6,211                     262,601
                                                                 -----------
                                                                   7,019,609
FOOD & BEVERAGES - 3.07%
Campbell Soup Company                      2,927                      87,488
Coca-Cola Enterprises, Inc.                3,338                      69,597
ConAgra Foods, Inc.                        3,658                     107,728
General Mills, Inc.                        2,592                     128,848
H.J. Heinz Company                         2,485                      96,890
Hershey Foods Corp.                        1,751                      97,251
Kellogg Company                            2,937                     131,166
McCormick & Company, Inc.                    973                      37,558
PepsiCo, Inc.                             11,983                     625,513
Sara Lee Corp.                             5,583                     134,774
Starbucks Corp. *                          2,845                     177,414
The Coca-Cola Company                     17,211                     716,494
The Pepsi Bottling Group, Inc.             1,779                      48,104
William Wrigley Jr. Company                1,597                     110,497
                                                                 -----------
                                                                   2,569,322
FOREST PRODUCTS - 0.14%
Weyerhaeuser Company                       1,706                     114,677

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                      1,358                      38,608

GAS & PIPELINE UTILITIES - 0.36%
Dynegy, Inc., Class A * (a)                2,703                      12,488
El Paso Corp.                              4,576                      47,590
KeySpan Corp.                              1,142                      45,052
Kinder Morgan, Inc.                          881                      64,427
Nicor, Inc. (a)                              314                      11,599
NiSource, Inc.                             1,923                      43,806
Peoples Energy Corp. (a)                     268                      11,779
Williams Companies, Inc.                   3,958                      64,476
                                                                 -----------
                                                                     301,217
HEALTHCARE PRODUCTS - 3.56%
Bausch & Lomb, Inc.                          380                      24,495
Baxter International, Inc.                 4,385                     151,458
Becton, Dickinson & Company                1,802                     102,353
Biomet, Inc.                               1,801                      78,145
Boston Scientific Corp. *                  6,007                     213,549
C.R. Bard, Inc.                              744                      47,601
Fisher Scientific International, Inc. *      834                      52,025
Guidant Corp.                              2,266                     163,379
Johnson & Johnson                         21,111                   1,338,860

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                   ---------    -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Medtronic, Inc.                                        8,598    $    427,063
St. Jude Medical, Inc. *                               2,543         106,628
Stryker Corp.                                          2,860         137,995
Zimmer Holdings, Inc. *                                1,745         139,809
                                                                ------------
                                                                   2,983,360
HEALTHCARE SERVICES - 1.58%
Cardinal Health, Inc.                                  3,074         178,753
Express Scripts, Inc. *                                  541          41,354
HCA, Inc.                                              2,996         119,720
Humana, Inc. *                                         1,134          33,668
IMS Health, Inc.                                       1,650          38,296
Laboratory Corp. of America Holdings *                   984          49,023
McKesson Corp.                                         2,091          65,783
Medco Health Solutions, Inc. *                         1,938          80,621
Quest Diagnostics, Inc.                                  720          68,796
UnitedHealth Group, Inc.                               4,650         409,340
Wellpoint, Inc. *                                      2,100         241,500
                                                                ------------
                                                                   1,326,854
HOMEBUILDERS - 0.17%
Centex Corp.                                             884          52,669
KB Home                                                  329          34,347
Pulte Homes, Inc.                                        907          57,867
                                                                ------------
                                                                     144,883
HOTELS & RESTAURANTS - 0.89%
Darden Restaurants, Inc.                               1,118          31,013
Harrah's Entertainment, Inc.                             797          53,311
Hilton Hotels Corp.                                    2,746          62,444
Marriott International, Inc., Class A                  1,591         100,201
McDonald's Corp.                                       8,943         286,713
Starwood Hotels & Resorts Worldwide, Inc.              1,474          86,082
Wendy's International, Inc.                              811          31,840
Yum! Brands, Inc.                                      2,084          98,323
                                                                ------------
                                                                     749,927
HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp.                                     574          50,702
Maytag Corp. (a)                                         564          11,900
Whirlpool Corp.                                          473          32,736
                                                                ------------
                                                                      95,338
HOUSEHOLD PRODUCTS - 0.23%
Fortune Brands, Inc.                                   1,025          79,110
Newell Rubbermaid, Inc.                                1,955          47,291
The Clorox Company                                     1,081          63,703
                                                                ------------
                                                                     190,104
INDUSTRIAL MACHINERY - 0.89%
Caterpillar, Inc.                                      2,427         236,657
Cummins, Inc.                                            324          27,148
Deere & Company                                        1,765         131,316
Dover Corp.                                            1,447          60,687
Ingersoll-Rand Company, Class A                        1,225          98,367
ITT Industries, Inc.                                     657          55,484
Pall Corp.                                               882          25,534
Parker-Hannifin Corp.                                    850          64,379
W.W. Grainger, Inc.                                      641          42,703
                                                                ------------
                                                                     742,275
INSURANCE - 4.50%
ACE, Ltd.                                              2,022          86,441
Aetna, Inc.                                            1,050         130,988
AFLAC, Inc.                                            3,599         143,384
Ambac Financial Group, Inc.                              773          63,487
American International Group, Inc.                    18,528       1,216,734
Aon Corp.                                              2,251          53,709
Chubb Corp.                                            1,363         104,815
CIGNA Corp.                                              955          77,899
Cincinnati Financial Corp.                             1,195          52,891
Hartford Financial Services Group, Inc.                2,089         144,789
Jefferson-Pilot Corp.                                    971          50,453
Lincoln National Corp.                                 1,242          57,977
Loews Corp.                                            1,320          92,796
Marsh & McLennan Companies, Inc.                       3,748         123,309
MBIA, Inc.                                             1,001          63,343
MetLife, Inc.                                          5,295         214,500
MGIC Investment Corp.                                    688          47,410
Principal Financial Group, Inc.                        2,184          89,413
Progressive Corp.                                      1,424         120,812
Prudential Financial, Inc.                             3,649         200,549
SAFECO Corp.                                             902    $     47,120
The Allstate Corp.                                     4,881         252,445
The St. Paul Travelers Companies, Inc.                 4,762         176,527
Torchmark, Inc.                                          769          43,941
UNUMProvident Corp.                                    2,109          37,835
XL Capital, Ltd., Class A                                986          76,563
                                                                ------------
                                                                   3,770,130
INTERNATIONAL OIL - 0.84%
Anadarko Petroleum Corp.                               1,759         114,001
ConocoPhillips                                         4,910         426,335
Kerr-McGee Corp.                                       1,079          62,355
Nabors Industries, Ltd. *                              1,064          54,573
Noble Corp. *                                            963          47,900
                                                                ------------
                                                                     705,164
INTERNET CONTENT - 0.44%
Yahoo!, Inc. *                                         9,780         368,510

INTERNET RETAIL - 0.65%
eBay, Inc. *                                           4,716         548,376

INTERNET SOFTWARE - 1.22%
Cisco Systems, Inc. *                                 46,840         904,012
Symantec Corp. *                                       4,511         116,203
                                                                ------------
                                                                   1,020,215
LEISURE TIME - 0.93%
Brunswick Corp.                                          684          33,858
Carnival Corp.                                         4,505         259,623
International Game Technology, Inc.                    2,452          84,300

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                   ---------     -----------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
The Walt Disney Company                               14,535     $   404,073
                                                                 -----------
                                                                     781,854
LIFE SCIENCES - 0.07%
PerkinElmer, Inc.                                        911          20,488
Waters Corp. *                                           860          40,240
                                                                 -----------
                                                                      60,728
LIQUOR - 0.41%
Adolph Coors Company, Class B                            266          20,128
Anheuser-Busch Companies, Inc.                         5,620         285,103
Brown Forman Corp., Class B                              866          42,157
                                                                 -----------
                                                                     347,388
MANUFACTURING - 1.76%
3M Company                                             5,538         454,504
Danaher Corp.                                          2,195         126,015
Eaton Corp.                                            1,081          78,221
Illinois Tool Works, Inc.                              2,103         194,906
Rockwell Automation, Inc.                              1,310          64,911
Snap-on, Inc.                                            409          14,053
The Stanley Works                                        585          28,659
Tyco International, Ltd.                              14,310         511,439
                                                                 -----------
                                                                   1,472,708
MEDICAL-HOSPITALS - 0.12%
Health Management Associates, Inc.,
Class A (a)                                            1,731          39,328
Manor Care, Inc.                                         615          21,789
Tenet Healthcare Corp. *                               3,320          36,454
                                                                 -----------
                                                                      97,571
MINING - 0.31%
Freeport-McMoran Copper & Gold, Inc., Class B          1,270          48,552
Newmont Mining Corp.                                   3,158         140,247
Phelps Dodge Corp.                                       679          67,167
                                                                 -----------
                                                                     255,966
NEWSPAPERS - 0.07%
Dow Jones & Company, Inc.                                583          25,104
Knight-Ridder, Inc.                                      548          36,683
                                                                 -----------
                                                                      61,787
OFFICE FURNISHINGS & SUPPLIES - 0.13%
Avery Dennison Corp.                                     786          47,136
Office Depot, Inc. *                                   2,222          38,574
OfficeMax, Inc.                                          626          19,644
                                                                 -----------
                                                                     105,354
PAPER - 0.43%
Georgia-Pacific Corp.                                  1,836          68,813
International Paper Company                            3,461         145,362
Louisiana-Pacific Corp.                                  783          20,938
MeadWestvaco Corp.                                     1,442          48,869
Plum Creek Timber Company, Inc.                        1,306          50,203
Temple-Inland, Inc.                                      398          27,223
                                                                 -----------
                                                                     361,408
PETROLEUM SERVICES - 3.69%
Baker Hughes, Inc.                                     2,386         101,811
BJ Services Company                                    1,149          53,474
Exxon Mobil Corp.                                     45,891       2,352,373
Halliburton Company                                    3,144         123,370
Schlumberger, Ltd.                                     4,188         280,387
Transocean, Inc. *                                     2,287          96,946
Valero Energy Corp.                                    1,826          82,900
                                                                 -----------
                                                                   3,091,261
PHARMACEUTICALS - 5.36%
Abbott Laboratories                                   11,078         516,789
Allergan, Inc.                                           934          75,719
AmerisourceBergen Corp.                                  748          43,893
Bristol-Myers Squibb Company                          13,840         354,581
Caremark Rx, Inc. *                                    3,234         127,517
Eli Lilly & Company                                    8,050         456,837
Forest Laboratories, Inc. *                            2,621         117,578
Gilead Sciences, Inc. *                                3,080         107,769
Hospira, Inc. *                                        1,110          37,185
King Pharmaceuticals, Inc. *                           1,718          21,303
Merck & Company, Inc.                                 15,775         507,008
Mylan Laboratories, Inc. (a)                           1,914          33,840
Pfizer, Inc.                                          53,572       1,440,551
Schering-Plough Corp.                                 10,476         218,739
Watson Pharmaceuticals, Inc. *                           779          25,559
Wyeth                                                  9,491         404,222
                                                                 -----------
                                                                   4,489,090
PHOTOGRAPHY - 0.08%
Eastman Kodak Company                                  2,039          65,758

PUBLISHING - 0.51%
Gannett Company, Inc.                                  1,816         148,367
McGraw-Hill Companies, Inc.                            1,351         123,671
Meredith Corp.                                           356          19,295
The New York Times Company, Class A                    1,032          42,106
Tribune Company                                        2,260          95,236
                                                                 -----------
                                                                     428,675
RAILROADS & EQUIPMENT - 0.49%
Burlington Northern Santa Fe Corp.                     2,674         126,507
CSX Corp.                                              1,528          61,242
Norfolk Southern Corp.                                 2,817         101,947
Union Pacific Corp.                                    1,847         124,211
                                                                 -----------
                                                                     413,907
REAL ESTATE - 0.47%
Apartment Investment & Management
Company, Class A, REIT                                   674          25,976
Archstone-Smith Trust, REIT                            1,392          53,313
Equity Office Properties Trust, REIT                   2,868          83,516
Equity Residential, REIT                               2,011          72,758
ProLogis, REIT                                         1,308          56,676
Simon Property Group, Inc., REIT                       1,573         101,726
                                                                 -----------
                                                                     393,965

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                   ---------     ----------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY - 0.51%
Albertsons, Inc. (a)                                   2,618     $    62,518
Safeway, Inc. *                                        3,183          62,832
SUPERVALU, Inc.                                          955          32,967
Sysco Corp.                                            4,551         173,712
The Kroger Company *                                   5,258          92,225
                                                                 -----------
                                                                     424,254
RETAIL TRADE - 5.68%
Bed Bath & Beyond, Inc. *                              2,141          85,276
Best Buy Company, Inc.                                 2,308         137,141
Big Lots, Inc. *                                         803           9,740
Circuit City Stores, Inc.                              1,390          21,740
Costco Wholesale Corp.                                 3,337         161,544
CVS Corp.                                              2,846         128,269
Dillard's, Inc., Class A                                 584          15,692
Dollar General Corp.                                   2,331          48,415
Family Dollar Stores, Inc.                             1,193          37,257
Federated Department Stores, Inc.                      1,204          69,579
Home Depot, Inc.                                      15,621         667,642
J.C. Penney Company, Inc.                              2,032          84,125
Kohl's Corp. *                                         2,441         120,024
Limited Brands                                         2,891          66,551
Lowe's Companies, Inc.                                 5,497         316,572
May Department Stores Company                          2,077          61,064
Nordstrom, Inc.                                          996          46,543
RadioShack Corp.                                       1,127          37,056
Sears, Roebuck & Company                               1,471          75,065
Staples, Inc.                                          3,542         119,401
Target Corp.                                           6,370         330,794
The Gap, Inc.                                          6,237         131,725
The TJX Companies, Inc.                                3,428          86,146
Tiffany & Company                                      1,035          33,089
Walgreen Company                                       7,270         278,950
Wal-Mart Stores, Inc.                                 30,125       1,591,203
                                                                 -----------
                                                                   4,760,603
SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. *                        2,264          21,010
Ecolab, Inc.                                           1,833          64,393
Waste Management, Inc.                                 4,070         121,856
                                                                 -----------
                                                                     207,259
SEMICONDUCTORS - 2.94%
Advanced Micro Devices, Inc. * (a)                     2,745          60,445
Altera Corp. *                                         2,648          54,814
Analog Devices, Inc.                                   2,674          98,724
Applied Materials, Inc. *                             12,080         206,568
Applied Micro Circuits Corp. *                         2,192           9,228
Broadcom Corp., Class A *                              2,341          75,567
Freescale Semiconductor-B, Inc. *                      2,773          50,912
Intel Corp.                                           44,979       1,052,059
KLA-Tencor Corp. *                                     1,390          64,746
Linear Technology Corp.                                2,184          84,652
LSI Logic Corp. * (a)                                  2,738          15,004
Maxim Integrated Products, Inc.                        2,314          98,090
Micron Technology, Inc. *                              4,356          53,797
National Semiconductor Corp.                           2,548          45,737
Novellus Systems, Inc.                                   994          27,723
NVIDIA Corp. *                                         1,182          27,848
PMC-Sierra, Inc. *                                     1,268          14,265
QLogic Corp. *                                           658          24,168
Teradyne, Inc. *                                       1,381          23,574
Texas Instruments, Inc.                               12,292         302,629
Xilinx, Inc.                                           2,478          73,473
                                                                 -----------
                                                                   2,464,023
SOFTWARE - 3.57%
Autodesk, Inc.                                         1,632          61,934
BMC Software, Inc. *                                   1,579          29,369
Citrix Systems, Inc. *                                 1,205          29,559
Computer Associates International, Inc.                4,166         129,396
Compuware Corp. *                                      2,754          17,818
Intuit, Inc. *                                         1,333          58,665
Mercury Interactive Corp. *                              601          27,376
Microsoft Corp.                                       77,335       2,065,618
Novell, Inc. *                                         2,674          18,050
Oracle Corp. *                                        36,481         500,519
Parametric Technology Corp. *                          1,914          11,273
Siebel Systems, Inc. *                                 3,615          37,958
                                                                 -----------
                                                                   2,987,535
STEEL - 0.14%
Allegheny Technologies, Inc.                             679          14,714
Nucor Corp.                                            1,132          59,249
United States Steel Corp.                                809          41,461
                                                                 -----------
                                                                     115,424
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.91%
ADC Telecommunications, Inc. *                         5,754          15,421
Andrew Corp. *                                         1,144          15,593
Avaya, Inc. *                                          3,257          56,020
Ciena Corp. *                                          4,067          13,584
Citizens Communications Company                        2,386          32,903
Comverse Technology, Inc. *                            1,406          34,377
Corning, Inc. *                                        9,975         117,406
JDS Uniphase Corp. *                                  10,272          32,562
Lucent Technologies, Inc. * (a)                       31,446         118,237
QUALCOMM, Inc.                                        11,660         494,384
SBC Communications, Inc.                              23,584         607,759
Scientific-Atlanta, Inc.                               1,091          36,014
Tellabs, Inc. *                                        3,286          28,227
                                                                 -----------
                                                                   1,602,487
TELEPHONE - 2.08%
ALLTEL Corp.                                           2,161         126,980
AT&T Corp.                                             5,661         107,899
BellSouth Corp.                                       13,030         362,104
CenturyTel, Inc.                                         957          33,945
Qwest Communications International, Inc. *            12,917          57,352

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL
                                                                   AMOUNT         VALUE
                                                                   ------         -----
COMMON STOCKS (CONTINUED)

TELEPHONE (CONTINUED)
Sprint Corp. (FON Group)                                            10,464    $     260,030
Verizon Communications, Inc.                                        19,697          797,925
                                                                              -------------
                                                                                  1,746,235

TIRES & RUBBER - 0.04%
Cooper Tire & Rubber Company                                           533           11,486
Goodyear Tire & Rubber Company * (a)                                 1,248           18,296
                                                                              -------------
                                                                                     29,782
TOBACCO - 1.23%
Altria Group, Inc.                                                  14,601          892,121
Reynolds American, Inc. (a)                                          1,050           82,530
UST, Inc.                                                            1,175           56,529
                                                                              -------------
                                                                                  1,031,180

TOYS, AMUSEMENTS & SPORTING GOODS - 0.13%
Hasbro, Inc.                                                         1,259           24,399
Mattel, Inc.                                                         2,952           57,535
Toys R Us, Inc. *                                                    1,530           31,319
                                                                              -------------
                                                                                    113,253

TRANSPORTATION - 0.15%
Harley-Davidson, Inc.                                                2,090          126,967

TRAVEL SERVICES - 0.63%
American Express Company                                             8,929          503,328
Sabre Holdings Corp.                                                   964           21,362
                                                                              -------------
                                                                                    524,690

TRUCKING & FREIGHT - 1.12%
Fedex Corp.                                                          2,138          210,572
Navistar International Corp. *                                         497           21,858
Ryder Systems, Inc.                                                    457           21,831
United Parcel Service, Inc., Class B                                 7,973          681,372
                                                                              -------------
                                                                                    935,633
                                                                              -------------
TOTAL COMMON STOCKS (Cost $82,186,669)                                        $  80,290,973
                                                                              -------------
WARRANTS - 0.01%

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.01%
Lucent Technologies, Inc.
  (Expiration date 12/10/2007; strike
  price $2.75) *                                                     2,924            4,620
                                                                              -------------
TOTAL WARRANTS (Cost $0)                                                      $       4,620
                                                                              -------------

SHORT TERM INVESTMENTS - 5.16%
BP Capital Markets PLC
  2.15% due 01/03/2005                                          $  700,000    $     699,916
Federal National Mortgage Association
  Discount Notes
  zero coupon due 01/18/2005 to
    02/01/2005                                                   2,500,000        2,495,053
State Street Navigator Securities Lending
  Prime Portfolio                                                  727,307          727,307
United States Treasury Bills
  zero coupon due 01/20/2005 ****                               $  400,000    $     399,643
                                                                              -------------

TOTAL SHORT TERM INVESTMENTS
(Cost $4,321,920)                                                             $   4,321,919
                                                                              -------------

REPURCHASE AGREEMENTS - 0.05%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 1.45% to
  be repurchased at $45,005 on
  1/3/2005, collateralized by $35,000
  U.S. Treasury Bonds, 8.875% due
  02/15/2019 (valued at $51,417,
  including interest) (c)                                       $   45,000    $      45,000
                                                                              -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $45,000)                                                                $      45,000
                                                                              -------------

TOTAL INVESTMENTS (EQUITY INDEX TRUST)
  (COST $86,553,589) - 101.05%                                                $  84,662,512
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.05)%                                    (881,989)
                                                                              -------------
TOTAL NET ASSETS - 100.00%                                                    $  83,780,523
                                                                              =============

SMALL CAP INDEX TRUST

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT          VALUE
                                                                  ------      -------------
COMMON STOCKS - 95.28%

ADVERTISING - 0.36%
aQuantive, Inc. * (a)                                             10,005      $      89,445
DoubleClick, Inc. * (a)                                           22,288            173,401
FindWhat.com * (a)                                                 4,880             86,522
Greenfield Online, Inc. * (a)                                      1,029             22,628
Grey Global Group, Inc. (a)                                          173            190,298
ValueClick, Inc. *                                                15,717            209,507
Ventiv Health, Inc. *                                              3,831             77,846
                                                                              -------------
                                                                                    849,647

AEROSPACE - 1.09%
AAR Corp. *                                                        6,781             92,357
Armor Holdings, Inc. *                                             5,564            261,619
Aviall, Inc. *                                                     4,913            112,852
BE Aerospace, Inc. *                                               8,074             93,981
Curtiss Wright Corp.                                               4,268            245,026
DRS Technologies, Inc. * (a)                                       4,609            196,850
EDO Corp. (a)                                                      3,327            105,632
Esterline Technologies Corp. *                                     4,347            141,930
GenCorp, Inc. (a)                                                  7,760            144,103
HEICO Corp. (a)                                                    5,259            118,801
Innovative Solutions & Support, Inc. * (a)                         1,352             45,103
Moog, Inc., Class A                                                5,107            231,602
Orbital Sciences Corp., Class A * (a)                              9,649            114,148
Sequa Corp., Class A * (a)                                         1,429             87,383
Teledyne Technologies, Inc. *                                      6,706            197,358
Triumph Group, Inc. *                                              3,284            129,718
United Industrial Corp. (a)                                        2,462             95,378

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES
                                                      OR
                                                   PRINCIPAL
                                                     AMOUNT          VALUE
                                                     ------          -----
COMMON STOCK (CONTINUED)

AEROSPACE (CONTINUED)
Woodward Governor Company                              1,893      $   135,558
                                                                  -----------
                                                                    2,549,399

AGRICULTURE - 0.27%
Delta & Pine Land Company                              7,718          210,547
Mosaic Company *                                      22,317          364,213
Tejon Ranch Company * (a)                              1,512           61,690
                                                                  -----------
                                                                      636,450

AIR FREIGHT - 0.04%
ExpressJet Holdings, Inc. *                            7,255           93,444

AIR TRAVEL - 0.57%
Airtran Holdings, Inc. * (a)                          16,414          175,630
Alaska Air Group, Inc. *                               5,671          189,922
America West Holding Corp., Class B * (a)              7,102           46,731
Continental Airlines, Inc., Class B * (a)             12,665          171,484
Delta Air Lines, Inc. * (a)                           21,062          157,544
FLYi, Inc. * (a)                                       9,081           16,073
Frontier Airlines, Inc. * (a)                          7,613           86,864
Mesa Air Group, Inc. * (a)                             6,819           54,143
Northwest Airlines Corp., Class A * (a)               14,879          162,627
Pinnacle Airline Corp. *                               4,688           65,351
SkyWest, Inc.                                         10,992          220,500
                                                                  -----------
                                                                    1,346,869

ALUMINUM - 0.07%
Aleris International Inc. * (a)                        3,590           60,743
Century Aluminum Company *                             3,542           93,013
                                                                  -----------
                                                                      153,756

APPAREL & TEXTILES - 1.32%
Angelica Corp.                                         2,544           68,815
Bebe Stores, Inc.                                      1,470           39,661
Brown Shoe, Inc.                                       3,645          108,730
Carter's, Inc. *                                       1,182           40,176
Cherokee, Inc. (a)                                     3,554          125,385
Deckers Outdoor Corp. * (a)                            2,075           97,504
DHB Industries, Inc. * (a)                             4,371           83,224
G & K Services, Class A                                3,579          155,400
Goodys Family Clothing, Inc. (a)                       4,785           43,735
Guess, Inc. *                                          3,307           41,503
Hartmarx Corp. * (a)                                   4,456           34,623
Interface, Inc., Class A *                             9,761           97,317
Joseph A. Bank Clothiers, Inc. (a)                     1,955           55,327
Kellwood Company                                       5,201          179,434
K-Swiss, Inc., Class A                                 5,011          145,920
Movado Group, Inc.                                     4,204           78,405
Oakley, Inc. (a)                                       3,829           48,820
Oxford Industries, Inc. (a)                            2,638          108,949
Phillips Van Heusen Corp.                              5,336          144,072
Quiksilver, Inc. *                                    10,954          326,320
Russell Corp.                                          5,793          112,848
Skechers United States of America, Inc.,
  Class A *                                            4,496           58,268
Stage Stores, Inc. *                                   3,532          146,649
Stride Rite Corp.                                      8,398           93,806
The Gymboree Corp. *                                   6,559           84,086
Unifirst Corp.                                         2,186           61,820
Warnaco Group, Inc. *                                  9,167          198,007
Wellman, Inc. (a)                                      7,278           77,802
Wolverine World Wide, Inc.                             7,653          240,457
                                                                  -----------
                                                                    3,097,063

AUTO PARTS - 0.84%
Arvinmeritor, Inc.                                    13,836          309,511
Collins & Aikman Corp. *                               8,349           36,402
CSK Auto Corp. *                                       9,143          153,054
Exide Technologies * (a)                               4,780           65,868
Federal Signal Corp. (a)                               9,863          174,181
Hayes Lemmerz International, Inc. * (a)                7,845           69,271
Keystone Automotive Industries, Inc. *                 3,455           80,329
LKQ Corp. *                                            3,390           68,037
Modine Manufacturing Company                           4,911          165,844
Noble International, Ltd. (a)                          1,663           33,909
Pep Boys - Manny, Moe & Jack (a)                      11,203          191,235
Strattec Security Corp. *                              1,132           70,886
Superior Industries International, Inc. (a)            4,514          131,132
TBC Corp. *                                            4,476          124,433
Tower Automotive, Inc. * (a)                          15,404           36,816
Visteon Corp. (a)                                     25,194          246,145
                                                                  -----------
                                                                    1,957,053

AUTO SERVICES - 0.13%
Dollar Thrifty Automotive Group, Inc. *                4,951          149,520
Lithia Motors, Inc., Class A                           3,334           89,418
Midas, Inc. *                                          3,429           68,580
                                                                  -----------
                                                                      307,518

AUTOMOBILES - 0.18%
Monaco Coach Corp. (a)                                 5,258          108,157
Monro Muffler Brake, Inc. *                            2,314           58,544
Tenneco Automotive, Inc. *                             8,698          149,954
United Auto Group, Inc. (a)                            3,876          114,691
                                                                  -----------
                                                                      431,346

BANKING - 9.49%
ABC Bancorp. (a)                                       4,927          103,467
Alabama National BanCorp                               2,743          176,924
Amcore Financial, Inc.                                 5,560          178,921
Americanwest BanCorp                                   3,437           69,599
Anchor BanCorp Wisconsin, Inc. (a)                     4,616          134,556
Associated Banc-Corp.                                  1,886           62,634
Bancorpsouth, Inc.                                    15,184          370,034
Bank Granite Corp. (a)                                 4,000           83,600
Bank Mutual Corp.                                     16,422          199,856
Bank of the Ozarks, Inc. (a)                           2,150           73,165
BankAtlantic Bancorp, Inc., Class A                    8,669          172,513
BankUnited Financial Corp., Class A * (a)              5,470          174,767
Banner Corp.                                           2,660           82,965
Boston Private Financial Holdings, Inc. (a)            5,556          156,513

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                         ------       -----
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Brookline Bancorp, Inc.                                  12,178    $   198,745
Camden National Corp.                                     2,491         98,170
Capital Corp of the West                                  2,138        100,488
Cascade Bancorp (a)                                       5,273        106,620
Cathay Bancorp, Inc.                                      8,569        321,337
Central Pacific Financial Corp.                           6,447        233,188
Chemical Financial Corp.                                  5,072        217,690
Chittenden Corp.                                          9,063        260,380
Citizens Banking Corp.                                    8,532        293,074
Coastal Financial Corp. (a)                               4,101         78,575
Columbia Banking System, Inc.                             3,378         84,416
Commercial Federal Corp.                                  8,384        249,089
Community Bank Systems, Inc.                              5,383        152,070
Community Banks, Inc. (a)                                 3,272         92,140
Community Trust Bancorp, Inc.                             2,906         94,038
Corus Bankshares, Inc.                                    3,270        156,993
CVB Financial Corp. (a)                                   7,589        201,564
Digital Insight Corp. *                                   7,041        129,554
Dime Community Bancorp, Inc.                              6,629        118,725
East West Bancorp, Inc.                                   9,786        410,621
Fidelity Bankshares, Inc.                                 3,014        128,879
First BanCorp Puerto Rico                                 6,627        420,881
First Charter Corp. (a)                                   6,540        171,152
First Citizens Bancshares, Inc.                           1,257        186,350
First Commonwealth Financial Corp. (a)                   14,626        225,094
First Community Bancorp                                   2,715        115,930
First Community Bancshares, Inc. (a)                      3,097        111,740
First Financial BanCorp                                   7,431        130,043
First Financial Bankshares, Inc.                          2,969        133,041
First Financial Corp.                                     4,245        148,702
First Financial Holdings, Inc.                            3,827        125,296
First Merchants Corp.                                     5,488        155,310
First Midwest Bancorp, Inc.                               9,207        334,122
First National Bankshares of Florida, Inc. (a)            9,659        230,850
First Niagara Financial Group, Inc.                      16,734        233,439
First Republic Bank                                       2,817        149,301
First State Bancorporation                                2,440         89,694
Firstfed Financial Corp. *                                3,639        188,755
Flagstar Bancorp, Inc. (a)                                6,344        143,374
Flushing Financial Corp.                                  5,689        114,121
FNB. Corp. (a)                                            9,588        195,212
Frontier Financial Corp.                                  3,938        152,046
GB&T Bancshares, Inc.                                     2,895         69,827
Glacier Bancorp, Inc.                                     5,538        188,514
Gold Banc Corp., Inc.                                     8,183        119,635
Great Southern Bancorp, Inc.                              2,219         77,665
Greater Bay Bancorp (a)                                   9,979        278,215
Hancock Holding Company                                   5,774        193,198
Hanmi Financial Corp.                                     2,837        101,962
Harleysville National Corp.                               6,097        162,180
Horizon Financial Corp.                                   4,908        101,007
Hudson River Bancorp, Inc.                                6,507        128,774
Independent Bank Corp. - MA                               3,940        132,975
Independent Bank Corp. - MI                               4,282        127,732
Integra Bank Corp.                                        4,741        109,565
Interchange Financial Services Corp.                      3,035         78,667
Irwin Financial Corp. (a)                                 3,752        106,519
KNBT Bancorp, Inc.                                        6,905        116,694
Lakeland Financial Corp.                                  3,116        123,705
Macatawa Bank Corp.                                       2,568         82,921
MAF Bancorp, Inc.                                         5,694        255,205
Main Street Banks, Inc. (a)                               3,127        109,226
MB Financial, Inc.                                        3,755        158,273
Mercantile Bankcorp                                       1,969         77,775
Mid-State Bancshares (a)                                  5,073        145,341
Nara Bancorp, Inc. (a)                                    4,284         91,121
National Penn Bancshares, Inc.                            7,292        201,988
Netbank, Inc.                                            10,055        104,673
Northwest Bancorp, Inc.                                   4,308        108,088
Old National Bancorp                                     13,049        337,447
Old Second Bancorp, Inc.                                  4,575        145,851
Oriental Financial Group, Inc. (a)                        3,994        113,073
Pacific Capital Bancorp                                   9,394        319,302
Park National Corp. (a)                                   2,895        392,273
Partners Trust Financial Group, Inc.                      6,395         74,502
Pennrock Financial Services Corp.                         3,372        131,205
Peoples Bancorp, Inc.                                     3,818        104,728
Peoples Holding Company                                   3,518        116,446
PFF Bancorp, Inc.                                         2,596        120,273
PrivateBankcorp, Inc. (a)                                 3,836        123,634
Prosperity Bancshares, Inc. (a)                           3,504        102,352
Provident Bancorp, Inc.                                  10,209        134,657
Provident Bankshares Corp.                                6,616        240,624
Provident Finacial Services                              15,425        298,782
R & G Financial Corp., Class B                            5,751        223,599
Republic Bancorp, Inc.                                   15,189        232,088
Riggs National Corp. (a)                                  3,362         71,476
S & T Bancorp, Inc. (a)                                   5,671        213,740
S.Y. Bancorp, Inc.                                        3,076         74,132
Sandy Spring Bancorp, Inc.                                3,757        144,006
SCBT Financial Corp. (a)                                  3,304        110,908
Silicon Valley Bancshares *                               6,836        306,390
Simmons First National Corp., Class A                     4,189        121,272
Smithtown Bancorp, Inc. (a)                               1,856         58,928
Southside Bancshares, Inc.                                1,860         42,501
Southwest BanCorp of Texas, Inc.                         13,571        316,069
Southwest Bancorp, Inc. (a)                               4,137        101,274
State Bancorp, Inc.                                       3,937        108,267
Sterling Bancshares, Inc.                                 9,406        134,224
Sterling Financial Corp. (a)                              4,638        132,971
Sterling Financial Corp. *                                4,568        179,340
Suffolk Bancorp (a)                                       3,155        109,889
Susquehanna Bancshares, Inc.                              9,879        246,481
Texas Capital Bancshares, Inc. *                          5,498        118,867

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT        VALUE
                                                   ------        -----
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Texas Regional Bancshares, Inc., Class A            8,125     $    265,525
Tierone Corp.                                       4,805          119,404
Tompkins Trustco, Inc.                              2,170          116,073
TrustCo Bank Corp. (a)                             15,287          210,808
Trustmark Corp.                                     9,218          286,403
U.S.B. Holding Company, Inc. (a)                    2,402           59,810
Umpqua Holdings Corp.                               9,697          244,461
Union Bankshares Corp.                              3,166          121,669
United Bankshares, Inc. (a)                         7,429          283,416
United Community Banks, Inc.                        5,855          157,675
Univest Corp. of Pennsylvania (a)                   2,008           92,408
Unizan Financial Corp.                              4,537          119,550
Virginia Financial Group, Inc.                      2,926          107,267
Washington Trust Bancorp, Inc.                      4,030          118,119
Waypoint Financial Corp.                            6,175          175,061
Wesbanco, Inc. (a)                                  3,762          120,271
West Coast Bancorp (a)                              4,993          126,872
Westamerica Bancorporation                          6,231          363,330
Wilshire Bancorp, Inc. * (a)                        2,658           43,963
Wintrust Financial Corp. (a)                        4,151          236,441
                                                              ------------
                                                                22,241,865

BIOTECHNOLOGY - 1.51%
Applera Corp. - Celera Genomics Group *            14,671          201,726
Axonyx, Inc. * (a)                                 10,607           65,763
Bio Reference Labs, Inc. * (a)                      1,651           28,727
Bio-Rad Laboratories, Inc., Class A * (a)           3,461          198,558
Bioveris Corp. *                                    4,387           32,069
Cancervax Corp. *                                   3,312           35,935
Cell Therapeutics, Inc. * (a)                      10,276           83,647
Ciphergen Biosystems, Inc. * (a)                    5,155           22,167
Cytogen Corp. * (a)                                 3,705           42,682
deCODE genetics, Inc. * (a)                         9,509           74,265
Digene Corp. * (a)                                  2,795           73,089
Discovery Laboratories, Inc. * (a)                  8,909           70,648
Exelixis, Inc. *                                   12,595          119,653
Genaera Corp. * (a)                                11,679           39,942
Genta, Inc. * (a)                                  12,328           21,697
Genzyme Corp. *                                     3,457          200,748
Geron Corp. * (a)                                   8,852           70,550
Human Genome Sciences, Inc. * (a)                  25,121          301,954
Integra LifeSciences Holdings Corp. * (a)           3,989          147,314
Intermune, Inc. * (a)                               5,658           75,025
Keryx Biopharmaceuticals, Inc. * (a)                4,443           51,406
Kosan Biosciences, Inc. * (a)                       4,451           30,845
Lexicon Genetics, Inc. * (a)                       12,871           99,815
Medarex, Inc. * (a)                                15,514          167,241
Molecular Devices Corp. *                           2,927           58,833
Myogen, Inc. * (a)(e)                               2,814           22,709
Myriad Genetics, Inc. * (a)                         5,699          128,285
Nabi Biopharmaceuticals *                          11,643          170,570
Neose Technologies, Inc. *                          6,518           43,801
Progenics Pharmaceuticals, Inc. *                   2,396           41,115
Progress Software Corp. *                           6,480          151,308
Regeneration Technologies, Inc. *                   5,077           53,207
Serologicals Corp. * (a)                            4,734          104,716
Tanox, Inc. *                                       5,007           76,106
Telik, Inc. * (a)                                   8,883          170,021
Transkaryotic Therapies, Inc. * (a)                 6,333          160,795
Trimeris, Inc. * (a)                                3,064           43,417
Vion Pharmaceuticals, Inc. * (a)                   11,738           55,051
                                                              ------------
                                                                 3,535,400

BROADCASTING - 0.47%
Cumulus Media, Inc., Class A * (a)                  9,482          142,989
Emmis Communications Corp., Class A *               9,453          181,403
Entravision Communications Corp., Class A *         9,927           82,890
Gray Television, Inc.                               8,840          137,020
Journal Communications, Inc.                        4,188           75,677
Mediacom Communications Corp., Class A * (a)       13,116           81,975
Paxson Communications Corp. *                      13,042           17,998
Regent Communications, Inc. *                       7,791           41,292
Saga Communications, Inc., Class A *                4,327           72,910
Salem Communications Corp., Class A *               1,953           48,727
Sinclair Broadcast Group, Inc., Class A             9,890           91,087
Spanish Broadcasting System, Inc., Class A *        7,175           75,768
Young Broadcasting, Inc., Class A * (a)             4,353           45,968
                                                              ------------
                                                                 1,095,704

BUILDING MATERIALS & CONSTRUCTION - 0.77%
Apogee Enterprises, Inc.                            6,728           90,222
Dycom Industries, Inc. *                            9,348          285,301
Eagle Materials, Inc. (a)                           3,709          320,272
ElkCorp                                             4,096          140,165
Griffon Corp. * (a)                                 5,131          138,537
Lennox International, Inc.                          8,943          181,990
Levitt Corp., Class A                               2,991           91,435
LSI Industries, Inc.                                6,135           70,246
NCI Building Systems, Inc. * (a)                    4,083          153,113
Trex Company, Inc. * (a)                            1,965          103,045
U.S. Concrete, Inc. *                               5,355           41,073
WCI Commmunities, Inc. * (a)                        6,498          191,041
                                                              ------------
                                                                 1,806,440

BUSINESS SERVICES - 5.06%
ABM Industries, Inc.                                7,827          154,348
Activcard Corp. *                                   8,719           77,599
Administaff, Inc. * (a)                             4,115           51,890
Advanced Marketing Services, Inc. (a)               4,082           41,065
ADVO, Inc.                                          6,086          216,966
AMERCO, Inc. * (a)                                  1,966           90,397
Answerthink, Inc. *                                 9,688           45,146
Arbitron, Inc. *                                    6,103          239,116
Banta Corp.                                         4,941          221,159
Black Box Corp. (a)                                 3,298          158,370
Bowne & Company, Inc.                               7,312          118,893
Bright Horizons Family Solutions, Inc. *            2,815          182,299
Catalina Marketing Corp.                           10,054          297,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                   ----------   ----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
CDI Corp.                                             2,521     $    53,899
Central Parking Corp. (a)                             3,765          57,040
Charles River Associates, Inc. * (a)                  2,313         108,179
Clark, Inc. * (a)                                     3,476          53,948
Coinstar, Inc. * (a)                                  4,646         124,652
Compucredit Corp. *                                   3,526          96,401
Corillian Corp. *                                     7,773          38,243
Cornell Corrections, Inc. *                           3,431          52,083
CoStar Group, Inc. *                                  3,171         146,437
CSG Systems International, Inc. * (a)                10,769         201,380
DiamondCluster International, Inc., Class A *         5,110          73,226
Digimarc Corp. *                                      3,409          31,772
eFunds Corp. *                                        9,594         230,352
Electro Rent Corp.                                    4,274          60,819
Ennis Business Forms, Inc.                            4,410          84,892
Entrust Technologies, Inc. *                         14,731          55,830
Euronet Worldwide, Inc. *                             4,556         118,547
FactSet Research Systems, Inc. (a)                    3,852         225,111
Forrester Research, Inc. *                            3,139          56,314
FTI Consulting, Inc. * (a)                            8,458         178,210
Gartner Group, Inc., Class A * (a)                   13,135         163,662
Geo Group, Inc. *                                     2,315          61,533
Gevity HR, Inc.                                       4,649          95,583
GSI Commerce, Inc. * (a)                              3,807          67,688
Healthcare Services Group, Inc.                       3,823          79,671
Heidrick & Struggles International, Inc. *            3,559         121,967
Hudson Highland Group, Inc. * (a)                     2,453          70,646
Infocrossing, Inc. * (a)                              3,806          64,436
Informatica Corp. *                                  17,188         139,567
Insight Enterprises, Inc. *                           9,640         197,813
Intervoice Brite, Inc. * (a)                          7,253          96,828
Jackson Hewitt Tax Service, Inc.                      7,260         183,315
John H. Harland Company (a)                           5,799         209,344
Kanbay International, Inc. * (a)                      1,261          39,469
Kelly Services, Inc., Class A (a)                     3,586         108,225
Kforce.com, Inc. *                                    6,027          66,900
Korn/Ferry International * (a)                        6,521         135,311
Labor Ready, Inc. * (a)                               8,231         139,268
LECG Corp. *                                          2,913          54,327
MAXIMUS, Inc. *                                       3,869         120,403
McGrath Rentcorp                                      2,361         102,963
MPS Group, Inc. *                                    20,818         255,229
Navigant Consulting Company *                         9,161         243,683
NCO Group, Inc. *                                     5,334         137,884
Paxar Corp. *                                         7,216         159,979
PC Mall, Inc. * (a)                                   1,973          44,156
PDI, Inc. *                                           1,995          44,449
Perot Systems Corp., Class A *                       14,894         238,751
Pre-Paid Legal Services, Inc. (a)                     2,228          83,661
PRG-Schultz International, Inc. * (a)                 8,901          44,772
Quest Software, Inc. *                                9,767         155,784
R.H. Donnelley Corp. *                                4,392         259,348
Rent-Way, Inc. * (a)                                  7,359          58,946
Resource America, Inc.                                3,166         102,895
Resources Connection, Inc. *                          4,545         246,839
Rollins, Inc.                                         3,897         102,569
Scansource, Inc. * (a)                                2,593         161,181
Seachange International, Inc. * (a)                   4,869          84,915
SFBC International, Inc.                              2,455          96,972
SITEL Corp. *                                        13,513          33,242
Sonicwall, Inc. *                                    11,140          70,405
Sothebys Holdings, Inc., Class A *                    9,286         168,634
Source Interlink Companies *                          4,265          56,639
SOURCECORP, Inc. *                                    3,408          65,127
Spherion Corp. *                                     12,486         104,882
SRA International, Inc., Class A *                    2,684         172,313
StarTek, Inc.                                         2,227          63,358
Surmodics, Inc. * (a)                                 3,019          98,148
Syntel, Inc. (a)                                      1,289          22,609
TALX Corp.                                            2,977          76,777
Teletech Holdings, Inc. * (a)                         7,313          70,863
TETRA Technologies, Inc. *                           10,938         183,102
The BISYS Group, Inc. *                              23,387         384,716
The Titan Corp. *                                    16,444         266,393
Tier Technologies Inc., Class B *                     5,187          47,980
TRC Companies, Inc. *                                 1,846          31,382
Tyler Technologies, Inc. *                            8,590          71,812
URS Corp. *                                           6,102         195,874
Valassis Communications, Inc. *                      10,130         354,651
Volt Information Sciences, Inc. *                     1,880          55,253
Watson Wyatt & Company Holdings                       6,659         179,460
Wind River Systems, Inc. * (a)                       13,591         184,158
Wireless Facilities, Inc. * (a)                       9,354          88,302
Zhone Technologies, Inc. * (a)                       11,014          28,526
                                                                -----------
                                                                 11,858,021
CABLE AND TELEVISION - 0.20%
Charter Communications, Inc., Class A * (a)          53,557         119,968
Insight Communications Company, Inc.,
  Class A *                                           9,544          88,473
Lin TV Corp. * (a)                                    5,652         107,953
LodgeNet Entertainment Corp. *                        3,066          54,237
Time Warner Telecom, Inc., Class A *                  9,689          42,244
TiVo, Inc. * (a)                                      8,572          50,318
                                                                -----------
                                                                    463,193
CELLULAR COMMUNICATIONS - 0.41%
AirGate PCS, Inc. * (a)                                2,597         92,453
Alamosa Holdings, Inc. * (a)                          14,121        176,089
Boston Communications Group, Inc. *                    4,144         38,291
Dobson Communications Corp., Class A *                22,027         37,886
Novatel Wireless, Inc * (a)                            3,640         70,543
RF Micro Devices, Inc. * (a)                          36,110        246,992
UbiquiTel, Inc. * (a)                                 14,573        103,760
USA Mobility, Inc. * (a)                               5,637        199,043
                                                                -----------
                                                                    965,057

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT        VALUE
                                                   ---------    ---------
COMMON STOCKS (CONTINUED)

CHEMICALS - 2.40%
A. Schulman, Inc.                                    6,427     $  137,602
Aceto Corp. (a)                                      3,396         64,660
Airgas, Inc.                                        11,558        306,403
Albany Molecular Research, Inc. *                    5,589         62,261
Albemarle Corp.                                      6,283        243,215
American Vanguard Corp. (a)                          1,130         41,561
Arch Chemicals, Inc.                                 4,856        139,756
Cabot Microelectronics Corp. * (a)                   4,877        195,324
Calgon Carbon Corp. (a)                              8,290         75,273
Cambrex Corp.                                        5,355        145,121
Crompton Corp.                                      22,851        269,642
Cytec Industries, Inc.                               7,541        387,758
Ferro Corp.                                          8,348        193,590
FMC Corp. *                                          7,161        345,876
Georgia Gulf Corp.                                   5,616        279,677
Great Lakes Chemical Corp.                           9,914        282,450
H.B. Fuller Company                                  5,927        168,979
Hercules, Inc. *                                    21,571        320,329
MacDermid, Inc.                                      5,458        197,034
Minerals Technologies, Inc. (a)                      3,993        266,333
Newmarket Corp. *                                    3,230         64,277
Octel Corp.                                          3,071         63,908
Olin Corp.                                          13,421        295,530
OM Group, Inc. *                                     5,453        176,786
Omnova Solutions, Inc. *                            11,151         62,669
Polyone Corp. *                                     19,370        175,492
Techne Corp. *                                       7,881        306,571
Terra Industries, Inc. * (a)                         8,108         71,999
Valence Technology, Inc. * (a)                      11,303         35,152
W. R. Grace & Company * (a)                         13,302        181,040
Westlake Chem Corp.                                  2,272         75,885
                                                               ----------
                                                                5,632,153
COMMERCIAL SERVICES - 0.10%
Blue Nile, Inc. * (a)                                  660         18,229
Chemed Corp.                                         2,306        154,756
Vertrue, Inc. * (a)                                  1,368         51,669
                                                               ----------
                                                                  224,654
COMPUTERS & BUSINESS EQUIPMENT - 2.76%
ADE Corp. * (a)                                      2,168         40,585
Advanced Digital Information Corp. *                12,820        128,456
Agilysys, Inc.                                       6,017        103,131
Anteon International Corp. *                         5,296        221,691
Applied Films Corp. *                                3,153         67,979
Avanex Corp. * (a)                                  16,551         54,784
Benchmark Electronics, Inc. *                        8,022        273,550
Brocade Communications Systems, Inc. *              50,697        387,325
Brooks Automation, Inc. *                            8,834        152,121
CACI International, Inc., Class A *                  5,675        386,638
Cray, Inc. * (a)                                    16,963         79,048
Cyberguard Corp. *                                   3,197         20,141
Digi International, Inc. *                           5,507         94,665
Dot Hill Systems Corp. *                             9,139         71,650
Echelon Corp. * (a)                                  6,142         51,838
Electronics For Imaging, Inc. *                     10,490         82,631
EMS Technologies, Inc. *                             2,549         42,364
Enterasys Networks, Inc. *                          42,054         75,697
Extreme Networks, Inc. *                            21,001        137,557
Falconstor Software, Inc. * (a)                      6,817         65,239
FileNET Corp. *                                      7,622        196,343
FSI International, Inc. *                            7,424         34,670
Gateway, Inc. * (a)                                 43,860        263,599
Helix Technology Corp. (a)                           5,471         95,141
Hypercom Corp. * (a)                                10,776         63,794
Infocus Corp. *                                      7,809         71,530
Intergraph Corp. *                                   7,220        194,435
Iomega Corp. * (a)                                  11,560         64,042
Ixia *                                               4,971         83,563
Komag Inc. * (a)                                     5,646        106,032
Kronos, Inc. *                                       6,148        314,347
Lexar Media, Inc. * (a)                             14,213        111,430
Merge Technologies, Inc. * (a)                       2,903         64,592
Micros Systems, Inc. *                               3,190        249,011
Mindspeed Technologies, Inc. * (a)                  20,104         55,889
Mobility Electronics, Inc. *                         5,599         48,039
MTS Systems Corp.                                    4,416        149,305
Netscout Systems, Inc. *                             7,104         49,586
Oplink Communications, Inc. *                       21,268         41,898
Overland Storage, Inc. * (a)                         2,890         48,234
Palmone, Inc. * (a)                                  8,279        261,202
PEC Solutions, Inc. *                                2,223         31,500
Pinnacle Systems, Inc. *                            13,550         82,655
Plexus Corp. *                                       8,500        110,585
Quantum Corp. * (a)                                 36,110         94,608
RadiSys Corp. *                                      3,794         74,173
SI International, Inc. *                             1,058         32,544
Silicon Graphics, Inc. * (a)                        50,060         86,604
Silicon Storage Technology, Inc. *                  16,261         96,753
Simpletech, Inc. *                                   4,234         19,476
Sonic Solutions * (a)                                3,508         78,720
Standard Microsystems Corp. *                        4,052         72,247
Stratasys, Inc. * (a)                                1,884         63,227
Sykes Enterprises, Inc. *                            5,438         37,794
Synaptics, Inc. *                                    4,586        140,240
Transact Technologies, Inc. (a)                      1,881         40,178
Transmeta Corp. * (a)                               31,389         51,164
Trident Microsystems, Inc. * (a)                     4,226         70,659
Witness Systems, Inc. *                              4,467         77,994
                                                               ----------
                                                                6,464,893
CONSTRUCTION & MINING EQUIPMENT - 0.36%
A.S.V., Inc. * (a)                                   1,484         71,084
Astec Industries, Inc. *                             3,510         60,407
Bucyrus International, Inc., Class A                 2,422         98,430
Carbo Ceramics, Inc.                                 2,550        175,950

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)


                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT        VALUE
                                              ------        -----
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT (CONTINUED)
Kaman Corp., Class A                           5,428     $     68,664
Layne Christensen Company *                    2,976           54,014
Matrix Service Company * (a)                   3,813           30,733
Parker Drilling Company *                     19,440           76,399
Washington Group International, Inc. * (a)     4,818          198,743
                                                         ------------
                                                              834,424
CONSTRUCTION MATERIALS - 0.93%
Ameron International Corp.                     2,213           83,873
Applied Industrial Technologies, Inc.          5,458          149,549
Clarcor, Inc.                                  4,878          267,168
Comfort Systems USA, Inc. *                    9,269           71,186
EMCOR Group, Inc. * (a)                        3,093          139,742
Granite Construction, Inc. (a)                 6,630          176,358
JLG Industries, Inc.                           8,677          170,329
Regal Beloit Corp. (a)                         5,052          144,487
Simpson Manufacturing, Inc.                    7,056          246,254
Standex International Corp.                    2,993           85,271
Trinity Industries, Inc. (a)                   7,224          246,194
Universal Forest Products, Inc.                3,429          148,819
USG Corp. * (a)                                6,176          248,707
                                                         ------------
                                                            2,177,937
CONTAINERS & GLASS - 0.47%
Anchor Glass Container, Corp. * (a)            2,721           18,285
Graphic Packaging Corp. * (a)                 12,994           93,557
Greif Brothers Corp., Class A                  2,804          157,024
Jarden Corp. * (a)                             5,543          240,788
Longview Fibre Company                         9,720          176,321
Mobile Mini, Inc. * (a)                        3,146          103,944
Silgan Holdings, Inc.                          2,297          140,025
West Pharmaceutical Services, Inc.             6,482          162,244
                                                         ------------
                                                            1,092,188
COSMETICS & TOILETRIES - 0.27%
Chattem, Inc. *                                3,637          120,385
Elizabeth Arden, Inc. *                        4,648          110,343
Nu Skin Enterprises, Inc., Class A            10,376          263,343
Playtex Products, Inc. *                       9,585           76,584
Revlon, Inc., Class A *                       30,233           69,536
                                                         ------------
                                                              640,191
CRUDE PETROLEUM & NATURAL GAS - 1.14%
Cabot Oil & Gas Corp., Class A                 6,374          282,050
Cascade Natural Gas Corp. (a)                  5,341          113,229
Cimarex Energy Company *                       8,227          311,803
Edge Petroleum Corp. * (a)                     3,158           46,044
FX Energy, Inc. * (a)                          6,124           71,528
Harvest Natural Resources, Inc. *              7,566          130,665
Helmerich & Payne, Inc.                       10,079          343,089
Hydril *                                       3,591         163,426
Plains Exploration & Production Company *     14,946          388,596
Quicksilver Resources, Inc. (a)                5,850          215,163
Spinnaker Exploration Company *                4,889          171,457
Swift Energy Company * (a)                     5,349          154,800
Unit Corp. *                                   7,583          289,747
                                                         ------------
                                                            2,681,597
DOMESTIC OIL - 1.75%
Berry Petroleum Company, Class A (a)           3,697          176,347
Comstock Resources, Inc. *                     7,025          154,901
Delta Petroleum Corp. * (a)                    3,459           54,237
Denbury Resources, Inc. *                     10,556          289,762
Encore Aquisition Company *                    4,632          161,703
Energy Partners, Ltd. * (a)                    5,543          112,357
Forest Oil Corp. *                             9,651          306,130
Frontier Oil Corp.                             5,579          148,736
Giant Industries, Inc. *                       2,577           68,316
Holly Corp. (a)                                4,787          133,414
Houston Exploration Company *                  2,439          137,340
KCS Energy, Inc. * (a)                        10,134          149,781
Magnum Hunter Resources, Inc. *               17,069          220,190
Maverick Tube Corp. *                          8,171          247,581
McMoran Exploration Company * (a)              3,805           71,154
Meridian Resource Corp. * (a)                 10,920           66,066
Oil States International, Inc. *               6,835          131,847
Range Resources Corp. (a)                     13,032          266,635
Remington Oil Gas Corp. *                      4,183          113,987
St. Mary Land & Exploration Company (a)        5,726          239,003
Stone Energy Corp. *                           4,438          200,109
Syntroleum Corp. *                             7,015           56,331
TETRA Technologies, Inc. *                     4,537          128,397
Vintage Petroleum, Inc.                       10,047          227,966
Whiting Petroleum Corp. *                      3,868          117,007
World Fuel Services Corp.                      2,369          117,976
                                                         ------------
                                                            4,097,273
DRUGS & HEALTH CARE - 2.72%
Abaxis, Inc. * (a)                             3,830           55,497
Abiomed, Inc. * (a)                            3,625           55,970
Accelrys, Inc.                                 4,969           38,758
ALPHARMA, Inc., Class A                        7,614          129,057
Antigenics, Inc. * (a)                         6,300           63,756
Ariad Pharmaceuticals, Inc. * (a)             11,057           82,154
Arrow International, Inc.                      3,928          121,729
Avant Immunotherapeutics, Inc. * (a)          16,668           33,503
Beverly Enterprises, Inc. * (a)               21,040          192,516
Bioenvision, Inc. * (a)                        4,281           38,358
Biomarin Pharmaceutical, Inc. * (a)           13,512           86,342
Bone Care International, Inc. * (a)            3,015           83,968
Candela Corp. (a)                              3,773           42,861
Cardiodynamics International Corp. *           7,661           39,607
Cell Genesys, Inc. * (a)                       8,474           68,639
Closure Medical Corp. * (a)                    1,547           30,166
Conmed Corp. * (a)                             6,054          172,055
Corixa Corp. * (a)                            12,785           46,537
Curagen Corp. * (a)                            9,225           66,051

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT        VALUE
                                             ---------   ------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Curis, Inc. *                                  9,687     $     50,566
CV Therapeutics, Inc. * (a)                    6,244          143,612
Datascope Corp. (a)                            2,442           96,923
Dendreon Corp. * (a)                          11,299          121,803
Depome, Inc. * (a)                             4,727           25,526
Diversa Corp. * (a)                            5,774           50,465
DOV Pharmaceutical, Inc. * (a)                 2,773           50,053
Dyax Corp. *                                   5,316           38,382
Enzo Biochem, Inc. * (a)                       4,978           96,922
Enzon Pharmaceuticals, Inc. * (a)              8,957          122,890
Genelabs Technologies, Inc. * (a)             19,608           23,530
Gentiva Health Services, Inc. *                5,489           91,776
Healthextras, Inc. * (a)                       3,746           61,060
Hollis-Eden Pharmaceuticals, Inc. * (a)        3,456           32,556
IDX Systems Corp. *                            4,188          144,318
I-Flow Corp. * (a)                             4,037           73,595
Illumina, Inc. *                               6,548           62,075
Immucor Corp.                                  9,028          212,248
Immunogen, Inc. *                              9,265           81,903
Immunomedics, Inc. * (a)                       9,169           27,874
Impax Laboratories, Inc. * (a)                 9,608          152,575
Intuitive Surgical, Inc. * (a)                 6,791          271,776
Invacare Corp.                                 5,093          235,602
Kos Pharmaceuticals, Inc. *                    2,447           92,105
K-V Pharmaceutical Company, Class A * (a)      7,108          156,731
Landauer, Inc.                                 2,272          103,830
Luminex Corp. * (a)                            6,554           58,200
Mannatech, Inc. (a)                            3,325           63,308
Matria Healthcare, Inc. * (a)                  2,158           84,313
Maxim Pharmaceuticals, Inc. * (a)              6,221           18,787
Maxygen, Inc. *                                5,122           65,510
Mentor Corp. (a)                               8,549          288,443
Molina Healthcare, Inc. *                      2,051           95,125
Nanogen, Inc. * (a)                            7,050           51,888
NDCHealth Corp.                                7,144          132,807
NeoPharm, Inc. * (a)                           3,513           43,948
Neurogen Corp. *                               5,840           54,662
Northfield Laboratories, Inc. * (a)            3,959           89,275
Nutraceutical International Corp. *            1,917           29,541
Ocular Sciences, Inc. *                        3,946          193,393
Option Care, Inc. (a)                          3,139           53,959
OraSure Technologies, Inc. * (a)               8,443           56,737
OrthoLogic Corp. *                             7,408           46,300
Parexel International Corp. *                  5,536          112,381
Perrigo Company                               12,603          217,654
Pharmos Corp. * (a)                           18,748           26,622
Praecis Pharmaceuticals, Inc. *               11,741           22,308
Quidel Corp. * (a)                             6,722           34,148
Resources Care, Inc. *                         4,059           61,778
Seattle Genetics, Inc. *                       7,930           51,783
Sola International, Inc. *                     6,273          172,758
Third Wave Technologies, Inc. * (a)            5,223           44,918
Zila, Inc. *                                  11,445           48,985
Zymogenetics, Inc. * (a)                       4,133           95,059
                                                         ------------
                                                            6,382,810
EDUCATIONAL SERVICES - 0.24%
eCollege.com * (a)                             3,299           37,477
Leapfrog Enterprises, Inc., Class A * (a)      5,520           75,072
Renaissance Learning, Inc. (a)                 1,301           24,146
Strayer Education, Inc.                        2,870          315,097
Universal Technical Institute, Inc. *          2,783          106,088
                                                         ------------
                                                              557,880
ELECTRICAL EQUIPMENT - 1.34%
A.O. Smith Corp.                               3,297           98,712
Anaren, Inc. *                                 4,486           58,139
Anixter International, Inc.                    5,658          203,631
Artesyn Technologies, Inc. * (a)               6,673           75,405
Audiovox Corp., Class A * (a)                  3,613           57,013
Baldor Electric Company                        6,540          180,046
BEI Technologies, Inc.                         2,516           77,694
C & D Technologies, Inc.                       5,290           90,142
Capstone Turbine Corp. *                      19,004           34,777
Cohu, Inc.                                     5,044           93,617
Dupont Photomasks, Inc. *                      3,343           88,289
Encore Wire Corp. *                            3,531           47,068
Excel Technology, Inc. *                       2,479           64,454
General Cable Corp. * (a)                      8,025          111,146
Genlyte Group, Inc. *                          2,522          216,085
Global Power Equipment Group, Inc. * (a)       7,839           77,136
Littelfuse, Inc. *                             4,487          153,276
Magnetek, Inc. * (a)                           5,391           37,198
Methode Electronics, Inc., Class A             7,154           91,929
Metrologic Instruments, Inc. * (a)             2,527           53,699
Penn Engineering & Manufacturing Corp.         2,984           54,010
Plug Power, Inc. * (a)                         9,507           58,088
Power-One, Inc. *                             12,933          115,362
Rayovac Corp. *                                6,727          205,577
Sirf Technology Holdings, Inc. *               1,838           23,379
Ultralife Batteries, Inc. * (a)                3,070           59,712
Universal Electronics, Inc. *                  3,705           65,208
Vicor Corp.                                    4,135           54,210
W.H. Brady Company, Class A                    3,713          232,322
Watsco, Inc.                                   4,628          162,998
Wesco International, Inc. *                    3,368           99,828
Wilson Greatbatch Technologies, Inc. *         4,285           96,070
                                                         ------------
                                                            3,136,220
ELECTRICAL UTILITIES - 1.57%
Avista Corp.                                   9,353          165,268
Black Hills Corp. (a)                          6,591          202,212
Calpine Corp. * (a)                           86,571          341,090
Central Vermont Public Service Corp.           4,255           98,971
CH Energy Group, Inc.                          3,563          171,202
Cleco Corp.                                    9,434          191,133
CMS Energy Corp. * (a)                        31,787          332,174

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                   ----------      -------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Connecticut Water Service, Inc.                         4,260      $     112,847
Duquesne Light Holdings, Inc. (a)                      14,550            274,267
El Paso Electric Company *                              9,359            177,259
Empire District Electric Company                        6,026            136,670
IDACORP, Inc.                                           7,351            224,720
MGE Energy, Inc.                                        4,647            167,431
Otter Tail Corp.                                        5,984            152,772
PNM Resources, Inc.                                    11,399            288,281
Quanta Services, Inc. * (a)                            14,268            114,144
Sierra Pacific Resources * (a)                         22,483            236,072
UIL Holding Corp.                                       2,484            127,429
Unisource Energy Corp. (a)                              6,909            166,576
                                                                   -------------
                                                                       3,680,518

ELECTRONICS - 2.53%
Adaptec, Inc. *                                        21,893            166,168
Analogic Corp.                                          2,386            106,869
August Technology Corp. * (a)                           4,124             43,426
Bel Fuse, Inc., Class B                                 2,249             75,994
Belden CDT, Inc.                                        9,285            215,412
California Micro Devices Corp. *                        4,454             31,579
Checkpoint Systems, Inc. *                              7,299            131,747
CTS Corp. (a)                                           7,504             99,728
Cubic Corp. (a)                                         3,294             82,910
Cyberoptics Corp. * (a)                                 1,834             27,272
Daktronics, Inc. * (a)                                  3,003             74,745
DDI Corp. * (a)                                         6,208             19,741
Digital Theater Systems, Inc. * (a)                     3,437             69,187
Electro Scientific Industries, Inc. *                   5,740            113,422
Engineered Support Systems, Inc.                        4,286            253,817
FEI Company * (a)                                       4,651             97,671
Franklin Electric, Inc.                                 3,281            138,655
Hutchinson Technology, Inc. * (a)                       5,247            181,389
Identix, Inc. * (a)                                    17,862            131,821
II-VI, Inc.                                             2,364            100,446
Imation Corp.                                           6,842            217,781
Integrated Silicon Solution, Inc. * (a)                 7,019             57,556
Intermagnetics General Corp. * (a)                      5,212            132,437
Itron, Inc. * (a)                                       4,416            105,586
Keithley Instruments, Inc.                              2,632             51,850
Kemet Corp. * (a)                                      17,057            152,660
LeCroy Corp. *                                          1,776             41,452
Maxwell Technologies, Inc. * (a)                        2,621             26,577
Measurement Specialties, Inc. * (a)                     2,586             65,839
Medis Technologies, Ltd. * (a)                          2,639             48,426
Mentor Graphics Corp. *                                13,861            211,935
Mercury Computer Systems, Inc. *                        4,364            129,523
Merix Corp. * (a)                                       3,810             43,891
OSI Systems, Inc. * (a)                                 2,876             65,314
Park Electrochemical Corp.                              3,670             79,566
Photon Dynamics, Inc. * (a)                             3,292             79,930
Planar Systems Inc. * (a)                               3,352             37,643
RAE Systems, Inc. * (a)                                 7,384             53,903
Rogers Corp. *                                          3,271            140,980
SBS Technologies, Inc. *                                3,512             49,027
Spatialight, Inc. * (a)                                 4,817             43,112
Stoneridge, Inc. *                                      4,076             61,670
Supertex, Inc. *                                        1,824             39,581
Sycamore Networks, Inc. *                              33,995            138,020
Taser International, Inc. * (a)                         9,472            299,220
Technitrol, Inc. *                                      7,843            142,743
Thomas & Betts Corp. *                                 11,304            347,598
Trimble Navigation, Ltd.                                9,791            323,495
TTM Technologies, Inc. *                                8,092             95,486
Universal Display Corp. *                               4,996             44,964
Varian, Inc. *                                          6,786            278,294
Viisage Technology, Inc. * (a)                          5,162             46,510
X-Rite, Inc.                                            4,847             77,600
Zygo Corp. *                                            3,732             44,000
                                                                   -------------
                                                                       5,936,168

ENERGY - 0.69%
Energen Corp. (a)                                       6,941            409,172
Fuelcell Energy, Inc. * (a)                             8,554             84,685
Hanover Compressor Company * (a)                       15,024            212,289
Headwaters, Inc. * (a)                                  6,589            187,787
KFx, Inc. * (a)                                         8,640            125,453
New Jersey Resources Corp. (a)                          5,503            238,500
Southwestern Energy Company *                           7,221            366,032
                                                                   -------------
                                                                       1,623,918

FINANCIAL SERVICES - 2.22%
Accredited Home Lenders Holding Company * (a)           3,274            162,652
Ace Cash Express, Inc. *                                1,925             57,096
Actrade Financial Technologies, Ltd. * (a)                722                917
Advanta Corp., Class B (a)                              4,491            108,997
Affiliated Managers Group, Inc. (a)                     4,698            318,243
Asta Funding, Inc.                                      3,007             80,708
BKF Capital Group, Inc. (a)                             2,317             87,814
Calamos Asset Management, Inc. *                        3,900            105,300
Charter Municipal Mortgage Acceptance
   Company, SBI                                         8,702            212,677
City Holding Company (a)                                3,694            133,871
Commercial Capital Bancorp, Inc. (a)                    7,430            172,227
Credit Acceptance Corp. * (a)                           1,876             47,744
Danielson Holding, Corp. * (a)                          8,610             72,754
Delphi Financial Group, Inc.                            5,029            232,088
Downey Financial Corp.                                  3,910            222,870
Encore Capital Group, Inc. * (a)                        2,861             68,035
Federal Agricultural Mortgage Corp.,
   Class C (a)                                          2,351             54,778
Financial Federal Corp. * (a)                           3,716            145,667
Gabelli Asset Management, Inc., Class A (a)             1,563             75,837
Harbor Florida Bancshares, Inc.                         4,664            161,421
Interactive Data Corp. * (a)                            7,087            154,071
Investment Technology Group, Inc. *                     8,850            177,000
Investors Real Estate Trust, SBI (a)                   11,496            120,593

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                   ----------      -------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Ipayment, Inc. *                                        2,161      $     107,013
ITLA Capital Corp. *                                    1,835            107,880
Knight Trading Group, Inc. *                           22,888            250,624
LaBranche & Company, Inc. * (a)                        10,576             94,761
Metris Companies, Inc. *                                6,018             76,729
National Financial Partners Corp.                       6,592            255,770
NBT Bancorp, Inc.                                       7,103            182,689
Nelnet, Inc., Class A *                                 1,517             40,853
Ocwen Financial Corp. * (a)                             8,136             77,780
Piper Jaffray Companies, Inc. *                         3,955            189,642
Portfolio Recovery Associates, Inc. * (a)               2,641            108,862
Stifel Financial Corp. *                                2,778             58,199
SWS Group, Inc. (a)                                     3,520             77,158
Triad Guaranty, Inc. *                                  1,909            115,456
UMB Financial Corp. (a)                                 3,483            197,347
United Community Financial Corp.                        7,227             80,942
World Acceptance Corp. *                                3,452             94,965
WSFS Financial Corp.                                    1,832            110,506
                                                                   -------------
                                                                       5,200,536

FOOD & BEVERAGES - 1.21%
American Italian Pasta Company, Class A (a)             3,338             77,608
Bob Evans Farms, Inc.                                   7,213            188,548
Cal-Maine Foods, Inc. (a)                               3,319             40,127
Chiquita Brands International, Inc. (a)                 8,184            180,539
Corn Products International, Inc.                       6,976            373,635
Domino's Pizza, Inc. (a)                                4,931             87,772
Fisher Communications, Inc. *                           1,655             80,896
Flowers Foods, Inc.                                     7,328            231,418
Hain Celestial Group, Inc. *                            5,506            113,809
Hansen Natural Corp. * (a)                              1,496             54,469
J & J Snack Foods Corp.                                 1,592             78,056
John B. Sanfilippo & Son, Inc. *                        1,309             33,746
Lance, Inc.                                             6,932            131,916
MGP Ingredients, Inc. (a)                               1,806             15,604
Peets Coffee & Tea, Inc. *                              3,272             86,610
Performance Food Group Company *                        9,087            244,531
Ralcorp Holdings, Inc. *                                6,065            254,305
Sanderson Farms, Inc. (a)                               1,929             83,487
Seabord Corp.                                              60             59,880
Sensient Technologies Corp. (a)                         9,284            222,723
The Steak & Shake Company *                             5,873            117,930
USANA Health Sciences, Inc. * (a)                       1,938             66,280
                                                                   -------------
                                                                       2,823,889

FOREST PRODUCTS - 0.09%
Caraustar Industries, Inc. *                            6,380            107,312
Deltic Timber Corp.                                     2,490            105,700
                                                                   -------------
                                                                         213,012

FUNERAL SERVICES - 0.10%
Alderwoods Group, Inc. *                                8,142             92,656
Stewart Enterprises, Inc., Class A *                   20,697            144,672
                                                                   -------------
                                                                         237,328

FURNITURE & FIXTURES - 0.40%
American Woodmark Corp.                                 2,431            106,186
Ethan Allen Interiors, Inc. (a)                         6,319            252,886
Furniture Brands International, Inc.                    9,881            247,519
Kimball International, Inc., Class B                    5,428             80,389
La-Z-Boy, Inc. (a)                                     10,292            158,188
Stanley Furniture Company, Inc.                         1,816             81,629
                                                                   -------------
                                                                         926,797

GAS & PIPELINE UTILITIES - 1.42%
Aquila, Inc. * (a)                                     38,486            142,013
Atmos Energy Corp.                                     14,837            405,792
California Water Service Group                          3,330            125,375
Global Industries, Ltd. * (a)                          16,421            136,130
Middlesex Water Company (a)                             5,380            101,897
Nicor, Inc. (a)                                         8,433            311,515
Northwest Natural Gas Company (a)                       5,998            202,373
Peoples Energy Corp. (a)                                7,119            312,880
Piedmont Natural Gas, Inc. (a)                         14,872            345,625
South Jersey Industries, Inc.                           3,436            180,596
Southern Union Company * (a)                           12,151            291,381
Southwest Gas Corp.                                     7,552            191,821
Southwest Water Company (a)                             6,675             89,777
The Laclede Group, Inc. (a)                             5,020            156,373
Transmontaigne, Inc. * (a)                              5,380             32,979
WGL Holdings, Inc.                                      9,544            294,337
                                                                   -------------
                                                                       3,320,864

GOLD - 0.03%
Royal Gold, Inc. (a)                                    3,570             65,117

HEALTHCARE PRODUCTS - 2.52%
Advanced Medical Optics, Inc. *                         6,901            283,907
Advanced Neuromodulation Systems, Inc. * (a)            4,002            157,919
Align Technology, Inc. *                                9,857            105,963
American Medical Systems Holdings, Inc. *               4,844            202,528
Arthrocare Corp. * (a)                                  4,413            141,481
Aspect Medical Systems, Inc. *                          2,953             72,230
Biolase Technology, Inc. (a)                            4,527             49,209
Biosite, Inc. * (a)                                     2,493            153,419
Cardia Science, Inc. * (a)                             18,071             38,672
Coherent, Inc. *                                        6,179            188,089
Conceptus, Inc. * (a)                                   5,360             43,496
CTI Molecular Imaging, Inc. *                           6,540             92,803
Cyberonics, Inc. * (a)                                  3,478             72,064
Cypress Biosciences, Inc. *                             6,001             84,374
Diagnostic Products Corp.                               4,401            242,275
DJ Orthopedics, Inc. *                                  3,682             78,868
Encore Medical Corp. * (a)                              7,358             49,961
Endocardial Solutions, Inc. *                           5,244             61,355
EPIX Medical, Inc. * (a)                                4,612             82,601
Haemonetics Corp. *                                     4,056            146,868
Hanger Orthopedic Group, Inc. * (a)                     5,207             42,177
Hologic, Inc. *                                         4,290            117,846
ICU Medical, Inc. * (a)                                 2,383             65,151
Inverness Medical Innovations, Inc. * (a)               2,762             69,326

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                     ---------     ---------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Isolagen, Inc, * (a)                                    4,813      $  37,878
Kensey Nash Corp. * (a)                                 2,239         77,313
Kyphon, Inc. * (a)                                      4,699        121,046
LCA-Vision, Inc.                                        3,273         76,555
LifeCell Corp. *                                        6,203         63,395
Lifeline Systems, Inc. *                                3,013         77,615
Mannkind Corp * (a)                                     2,508         39,501
Merit Medical Systems, Inc. *                           4,771         72,901
Owens & Minor, Inc.                                     7,785        219,303
Polymedica Corp. (a)                                    5,175        192,976
Priority Healthcare Corp., Class B * (a)                5,714        124,394
PSS World Medical, Inc. *                              13,778        172,432
SonoSite, Inc. * (a)                                    3,251        110,371
STERIS Corp. *                                         13,661        324,039
Sybron Dental Specialties, Inc. *                       7,617        269,489
The Medicines Company * (a)                             9,239        266,083
Thermogenesis Corp. *                                  10,727         68,009
Thoratec Corp. * (a)                                   10,182        106,096
Tripath Imaging, Inc. * (a)                             6,916         62,037
Urologix, Inc. * (a)                                    3,288         21,273
Ventana Medical Systems, Inc. *                         2,705        173,093
Viasys Healthcare, Inc. *                               6,275        119,225
VISX, Inc. *                                            9,593        248,171
Wright Medical Group, Inc. *                            5,273        150,281
Zoll Medical Corp. *                                    2,014         69,282
                                                                   ---------
                                                                   5,905,340
HEALTHCARE SERVICES - 1.79%
Amedisys, Inc. * (a)                                    2,304         74,627
America Service Group, Inc. *                           2,655         71,074
American Healthways, Inc. * (a)                         5,638        186,280
AMERIGROUP Corp. * (a)                                  4,864        368,010
Apria Healthcare Group, Inc. *                          9,673        318,725
Cerner Corp. * (a)                                      5,602        297,858
CorVel Corp. *                                          1,581         42,339
Cross Country Healthcare, Inc. * (a)                    5,134         92,823
Eclipsys Corp. *                                        7,239        147,893
First Health Group Corp. *                             17,716        331,466
Genesis Healthcare Corp. *                              3,985        139,595
Hooper Holmes, Inc. (a)                                12,264         72,603
Kindred Healthcare, Inc.                                5,128        153,584
LabOne, Inc. *                                          3,585        114,863
Magellan Health Services, Inc. * (a)                    5,345        182,585
National Healthcare Corp. (a)                           1,585         55,950
NeighborCare, Inc. *                                    7,297        224,164
Nitromed, Inc. * (a)                                    1,759         46,877
OCA, Inc. * (a)                                         9,236         58,649
Odyssey Healthcare, Inc. * (a)                          7,303         99,905
Pediatrix Medical Group, Inc. *                         4,817        308,529
Per-Se Technologies, Inc. * (a)                         5,127         81,160
Sierra Health Services, Inc. * (a)                      4,411        243,090
Star Scientific, Inc. * (a)                             4,443         22,593
The Advisory Board Company *                            3,611        133,174
United Surgical Partners
   International, Inc. * (a)                            5,595        233,312
Vistacare, Inc. * (a)                                   2,099         34,906
Wellcare Health Plans, Inc. *                           1,719         55,868
                                                                   ---------
                                                                   4,192,502
HOMEBUILDERS - 0.50%
Beazer Homes USA, Inc. (a)                              2,626        383,947
Champion Enterprises, Inc. *                           13,918        164,511
Meritage Corp. * (a)                                    2,111        237,910
Schottenstein Homes, Inc. (a)                           2,578        142,074
Walter Industries, Inc. (a)                             5,399        182,108
William Lyon Homes, Inc. * (a)                            868         60,968
                                                                   ---------
                                                                   1,171,518
HOTELS & RESTAURANTS - 2.09%
Ameristar Casinos, Inc.                                 2,377        102,472
Argosy Gaming Corp. *                                   4,950        231,165
Aztar Corp. * (a)                                       6,804        237,596
Boyd Gaming Corp.                                       8,462        352,442
California Pizza Kitchen, Inc. *                        4,663        107,249
CBRL Group, Inc.                                        9,572        400,588
CEC Entertainment, Inc.                                 7,203        287,904
CKE Restaurants, Inc. * (a)                             9,996        145,042
Dave & Buster's, Inc. * (a)                             2,821         56,984
IHOP Corp. (a)                                          4,288        179,624
Jack In the Box, Inc. *                                 7,045        259,749
Krispy Kreme Doughnuts, Inc. * (a)                     10,721        135,085
La Quinta Corp. *                                      36,453        331,358
Landry's Restaurants, Inc.                              4,101        119,175
Lone Star Steakhouse & Saloon, Inc.                     3,451         96,628
Magna Entertainment Corp., Class A * (a)                9,277         55,847
Marcus Corp.                                            4,422        111,169
MTR Gaming Group, Inc. *                                5,409         57,119
O'Charley's, Inc. *                                     5,512        107,760
P.F. Chang's China Bistro, Inc. * (a)                   5,085        286,540
Panera Bread Company, Class A * (a)                     5,476        220,792
Papa Johns International, Inc. * (a)                    2,463         84,826
RARE Hospitality International, Inc. *                  6,958        221,682
Red Robin Gourmet Burgers, Inc. *                       2,194        117,313
Ryan's Restaurant Group, Inc. *                         9,323        143,761
Sonic Corp.                                            11,944        364,292
Triarc Companies, Inc. (a)                              7,418         90,945
                                                                   ---------
                                                                   4,905,107
HOUSEHOLD APPLIANCES-0.37%
Applica, Inc. *                                         4,669         28,247
Bassett Furniture Industries, Inc. (a)                  2,912         57,148
Consolidated Tomoka Land Company (a)                    1,839         79,077
Drew Industries, Inc. *                                 1,499         54,219
Jacuzzi Brands, Inc. *                                 15,608        135,789
Libbey, Inc.                                            3,875         86,064
Technical Olympic USA, Inc. (a)                         1,394         35,380
The Toro Company (a)                                    4,766        387,714
                                                                   ---------
                                                                     863,638

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                     ---------     ---------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS - 0.47%
Blyth Industries, Inc. (a)                              5,999      $ 177,331
Central Garden & Pet Company * (a)                      3,602        150,348
Department 56, Inc. *                                   3,563         59,324
Kirklands, Inc. * (a)                                   2,506         30,799
Martha Stewart Living Omnimedia, Inc.,
   Class A * (a)                                        2,109         61,203
Select Comfort Corp. * (a)                              7,152        128,307
Tempur-Pedic International, Inc. * (a)                  3,147         66,716
Topps, Inc.                                             9,363         91,289
Tupperware Corp.                                       10,870        225,226
WD-40 Company                                           3,905        110,941
                                                                   ---------
                                                                   1,101,484
INDUSTRIAL MACHINERY - 1.88%
Actuant Corp., Class A *                                4,805        250,581
Albany International Corp., Class A                     5,019        176,468
Cascade Corp.                                           2,472         98,756
Ceradyne Inc. California (a)                            3,017        172,603
Circor International, Inc.                              3,887         90,023
Cognex Corp.                                            7,759        216,476
Dionex Corp. *                                          3,590        203,445
Energy Conversion Devices, Inc. * (a)                   4,480         86,554
EnPro Industries, Inc. *                                4,353        128,718
Flowserve Corp. *                                      10,538        290,217
Gardner Denver, Inc. *                                  4,173        151,438
IDEX Corp.                                              9,638        390,339
Kadant, Inc. *                                          3,690         75,645
Kennametal, Inc.                                        7,003        348,539
Lindsay Manufacturing Company                           3,057         79,115
Manitowoc, Inc.                                         5,299        199,507
Middleby Corp. (a)                                        957         48,539
Milacron, Inc. *                                        8,588         29,113
NACCO Industries, Inc., Class A (a)                     1,000        105,400
Presstek, Inc. * (a)                                    6,574         63,636
Robbins & Myers, Inc.                                   2,507         59,742
Rofin Sinar Technologies, Inc. *                        3,106        131,850
Sauer-Danfoss, Inc.                                     1,899         41,417
Stewart & Stevenson Services, Inc.                      6,342        128,299
Tecumseh Products Company, Class A                      3,323        158,839
Tennant Company                                         1,767         70,062
Tredegar Industries, Inc. (a)                           5,928        119,805
UNOVA, Inc. * (a)                                       9,517        240,685
Valmont Industries, Inc. (a)                            3,486         87,533
Watts Industries, Inc., Class A (a)                     4,736        152,689
                                                                   ---------
                                                                   4,396,033
INDUSTRIALS - 0.14%
Brookfield Homes Corp.                                  3,209        108,785
GrafTech International, Ltd. *                         19,145        181,112
Intevac, Inc. * (a)                                     4,569         34,541
                                                                   ---------
                                                                     324,438
INSURANCE - 2.24%
21st Century Insurance Group                            4,382         59,595
Alfa Corp. (a)                                          7,475        113,508
American Equity Investment Life Holding
   Company                                              4,497         48,433
American Physicians Capital, Inc. *                     2,215         79,784
Amerus Group Company (a)                                7,671        347,496
Argonaut Group, Inc. * (a)                              5,382        113,722
Baldwin & Lyons, Inc., Class B                          2,100         56,259
Bristol West Holdings, Inc.                             3,489         69,780
CenturyBusiness Services, Inc. *                       15,622         68,112
Ceres Group, Inc. *                                     7,803         40,264
Citizens, Inc. Class A * (a)                            8,905         56,722
Commerce Group, Inc.                                    4,851        296,105
Direct General Corp.                                    3,274        105,095
FBL Financial Group, Inc., Class A                      2,444         69,776
First Acceptance Corp. *                                4,232         37,919
FPIC Insurance Group, Inc. *                            2,072         73,307
Harleysville Group, Inc.                                3,030         72,326
Hilb, Rogal and Hamilton Company (a)                    6,239        226,101
Horace Mann Educators Corp.                             8,541        162,962
Infinity Property & Casualty Corp.                      4,265        150,128
LandAmerica Financial Group, Inc. (a)                   3,766        203,100
Liberty Corp.                                           2,994        131,616
National Western Life Insurance Company,
   Class A *                                              641        106,797
Navigators Group, Inc. * (a)                            2,277         68,561
Ohio Casualty Corp. *                                  11,947        277,290
Philadelphia Consolidated Holding Corp. *               3,612        238,898
Phoenix Companies, Inc. (a)                            18,584        232,300
PMA Capital Corp., Class A (a)                          6,503         67,306
Presidential Life Corp.                                 4,750         80,560
ProAssurance Corp. *                                    5,162        201,886
RLI Corp.                                               4,677        194,423
Selective Insurance Group, Inc.                         5,766        255,088
State Auto Financial Corp.                              2,878         74,396
Stewart Information Services Corp.                      3,520        146,608
U.S.I. Holdings Corp. * (a)                             7,401         85,630
UICI                                                    7,617        258,216
United Fire & Casualty Company                          3,434        115,760
Universal American Financial Corp. *                    6,486        100,338
Vesta Insurance Group, Inc.                             8,658         31,862
Zenith National Insurance Corp. (a)                     2,409        120,065
                                                                   ---------
                                                                   5,238,094
INTERNATIONAL OIL - 0.13%
Callon Petroleum Company *                              2,951         42,672
Cheniere Energy, Inc. * (a)                             3,989        254,099
                                                                   ---------
                                                                     296,771
INTERNET CONTENT - 0.73%
Alloy, Inc. * (a)                                       8,184         66,045
Autobytel, Inc. * (a)                                   8,947         54,040
CMGI, Inc. *                                           77,075        196,541
CNET Networks, Inc. * (a)                              24,871        279,301
Digitas, Inc. *                                        10,677        101,965
Harris Interactive, Inc. *                             10,915         86,228

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                     ---------     ---------
COMMON STOCKS (CONTINUED)

INTERNET CONTENT (CONTINUED)
InfoSpace, Inc. * (a)                                   6,194      $ 294,525
Internet Cap Group, Inc. * (a)                          8,103         72,927
iVillage, Inc. *                                        5,815         35,937
Jupitermedia Corp. * (a)                                3,356         79,806
Looksmart, Ltd. * (a)                                  20,030         43,866
Marketwatch Common, Inc. *                              1,925         34,650
Netratings, Inc. *                                      2,176         41,714
ProQuest Company *                                      4,837        143,659
RightNow Technologies, Inc. *                           1,215         19,622
Safeguard Scientifics, Inc. *                          24,848         52,678
Sohu.com, Inc. * (a)                                    4,464         79,057
Travelzoo, Inc. * (a)                                     225         21,472
                                                                   ---------
                                                                   1,704,033
INTERNET RETAIL - 0.37%
1-800-Flowers.com, Inc. *                               6,217         52,285
Ariba, Inc. * (a)                                      11,979        198,851
Drugstore.com, Inc. *                                  10,028         34,095
Navarre Corp. * (a)                                     4,358         76,701
NetIQ Corp. * (a)                                      11,093        135,446
Overstock.com, Inc. * (a)                               2,303        158,907
Priceline.com, Inc. * (a)                               4,557        107,500
Redback Networks, Inc. * (a)                            6,813         36,518
Stamps.com, Inc. (a)                                    3,742         59,273
                                                                   ---------
                                                                     859,576
INTERNET SERVICE PROVIDER - 0.34%
Blue Coat Systems, Inc. * (a)                           1,841         34,261
C-COR.net Corp. *                                       8,672         80,650
Earthlink, Inc. *                                      27,047        311,581
eSPEED, Inc., Class A *                                 4,989         61,714
HomeStore.com, Inc. * (a)                              21,918         66,412
Net2Phone, Inc. * (a)                                   7,569         25,735
Salesforce.Com, Inc. * (a)                              1,915         32,440
TriZetto Group, Inc. *                                  7,216         68,552
United Online, Inc. * (a)                              10,531        121,422
                                                                   ---------
                                                                     802,767
INTERNET SOFTWARE - 1.33%
Agile Software Corp. *                                 11,134         90,965
Chordiant Software, Inc. *                             15,221         34,704
Cybersource Corp. *                                     5,951         42,550
Digital River, Inc. * (a)                               6,173        256,859
E.piphany, Inc. *                                      14,868         71,812
eResearch Technology, Inc. (a)                          8,473        134,297
F5 Networks, Inc. *                                     6,739        328,324
Internet Security Systems, Inc. *                       7,820        181,815
Interwoven, Inc. *                                      8,443         91,860
Keynote Systems, Inc. *                                 3,828         53,286
Lionbridge Technologies, Inc. * (a)                     9,733         65,406
MatrixOne, Inc. * (a)                                   9,715         63,633
NIC, Inc. * (a)                                         6,456         32,796
Openwave Systems, Inc. * (a)                           12,858        198,785
PC-Tel, Inc. *                                          4,827         38,278
Portal Software, Inc. * (a)                             6,897         18,277
RealNetworks, Inc. * (a)                               22,110        146,368
Retek, Inc. * (a)                                      11,466         70,516
RSA Security, Inc. * (a)                               12,081        242,345
S1 Corp. *                                             13,485        122,174
Safenet, Inc. * (a)                                     4,792        176,058
Sapient Corp. * (a)                                    15,922        125,943
Stellent, Inc. * (a)                                    4,451         39,258
Supportsoft, Inc. * (a)                                 7,943         52,900
Tumbleweed Communications Corp. *                      10,342         34,542
Verity, Inc. *                                          5,741         75,322
Verso Technologies, Inc. * (a)                         30,369         21,866
Vignette Corp. *                                       54,883         76,287
Watchguard Technologies, Inc. *                         7,027         31,130
WebEx Communications, Inc. * (a)                        5,803        137,995
WebMethods, Inc. *                                      9,689         69,858
                                                                   ---------
                                                                   3,126,209
INVESTMENT COMPANIES - 0.18%
Apollo Investment Corp.                                12,317        185,987
Capital Southwest Corp.                                   897         70,432
Harris & Harris Group, Inc. * (a)                       3,057         50,074
MCG Capital Corp. (a)                                   6,986        119,670
                                                                   ---------
                                                                     426,163
LEISURE TIME - 1.71%
4Kids Entertainment, Inc. * (a)                         2,779         58,415
Action Performance Companies, Inc. (a)                  3,506         38,531
Alliance Gaming Corp. * (a)                            10,279        141,953
Arctic Cat, Inc.                                        3,308         87,728
Callaway Golf Company (a)                              13,397        180,860
Carmike Cinemas, Inc.                                   1,831         66,831
Churchill Downs, Inc.                                   2,109         94,272
Escalade, Inc. (a)                                      2,364         31,583
Gaylord Entertainment Company *                         6,036        250,675
Handleman Company (a)                                   5,087        109,269
Hollywood Entertainment Corp. *                        10,461        136,934
Isle of Capri Casinos, Inc. *                           2,961         75,950
K2, Inc. * (a)                                          8,120        128,946
Lakes Gaming, Inc. (a)                                  2,929         47,713
Life Time Fitness, Inc. * (a)                           2,319         60,016
Movie Gallery, Inc. (a)                                 5,241         99,946
Multimedia Games, Inc. (a)                              4,972         78,359
Penn National Gaming, Inc. *                            6,367        385,522
Pinnacle Entertainment, Inc. *                          6,754        133,594
RC2 Corp. *                                             3,120        101,712
Scientific Games Corp., Class A *                      14,735        351,282
SCP Pool Corp.                                         10,509        335,237
Shuffle Master, Inc. (a)                                4,546        214,117
Six Flags, Inc. *                                      18,993        101,992
Speedway Motorsports, Inc.                              2,972        116,443
Steinway Musical Instruments, Inc. *                    1,801         52,121
Sturm Ruger & Company, Inc.                             5,514         49,791
Sunterra Corp. *                                        4,315         60,583
The Nautilus Group, Inc. (a)                            5,876        142,023

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT        VALUE
                                              ---------    ---------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Vail Resorts, Inc. *                             4,108    $   92,101
West Marine, Inc. * (a)                          2,582        63,904
WMS Industries, Inc. * (a)                       3,775       126,614
                                                          ----------
                                                           4,015,017

LIFE SCIENCES - 0.12%
Incyte Corp. * (a)                              12,632       126,194
Symyx Technologies, Inc. *                       5,417       162,943
                                                          ----------
                                                             289,137

LIQUOR - 0.05%
Boston Beer Company, Inc. * (a)                  1,614        34,330
Central European Distribution Corp. (a)          2,727        80,555
                                                          ----------
                                                             114,885

MANUFACTURING - 1.08%
Acuity Brands, Inc.                              8,555       272,049
AptarGroup, Inc.                                 7,140       376,849
Barnes Group, Inc.                               3,244        85,998
ESCO Technologies, Inc. *                        2,493       191,088
Hexcel Corp. * (a)                               4,782        69,339
Kaydon Corp.                                     5,630       185,903
Lancaster Colony Corp.                           5,490       235,356
Mine Safety Appliances Company                   4,050       205,335
Nordson Corp.                                    5,251       210,408
Raven Industries, Inc. (a)                       3,696        78,762
Shaw Group, Inc. * (a)                          12,342       220,305
Thomas Industries, Inc.                          3,058       122,075
York International Corp.                         7,857       271,381
                                                          ----------
                                                           2,524,848

MEDICAL-HOSPITALS - 0.86%
AmSurg Corp.                                     6,195       183,000
Centene Corp. *                                  7,784       220,676
Cepheid, Inc. * (a)                              9,007        89,530
Laserscope *                                     3,602       129,348
Lifepoint Hospitals, Inc. * (a)                  7,546       262,752
Microtek Med Holdings, Inc. * (a)               10,610        43,077
Microvision, Inc. * (a)                          4,914        34,398
Orthovita, Inc. * (a)                           10,745        45,022
Palatin Technologies, Inc. * (a)                11,736        31,218
Palomar Medical Technologies, Inc. * (a)         2,803        73,074
Possis Medical, Inc. * (a)                       3,352        45,185
Province Healthcare Company *                    9,610       214,783
Psychiatric Solutions, Inc. *                    2,177        79,591
Rehabcare Group, Inc. *                          3,351        93,794
Select Medical Corp.                            18,003       316,853
Sunrise Senior Living, Inc. *                    3,236       150,021
                                                          ----------
                                                           2,012,322

METAL & METAL PRODUCTS - 0.84%
Commercial Metals Company                        5,474       276,765
Crown Holdings, Inc. *                          32,322       444,104
Gibraltar Industries, Inc.                       4,304       101,661
Matthews International Corp., Class A            6,514       239,715
Metal Management, Inc.                           3,586        96,356
Metals USA, Inc. *                               4,304        79,839
Mueller Industries, Inc.                         6,693       215,515
NN, Inc.                                         5,845        77,212
Quanex Corp. (a)                                 3,091       211,950
Reliance Steel & Aluminum Company                5,351       208,475
Titanium Metals Corp. * (a)                      1,118        26,989
                                                          ----------
                                                           1,978,581

MINING - 1.05%
AMCOL International Corp. (a)                    4,002        80,400
Brush Wellman, Inc. *                            4,162        76,997
Cleveland-Cliffs, Inc. * (a)                     2,174       225,792
Coeur d'Alene Mines Corp. * (a)                 42,205       165,866
Compass Minerals International, Inc. (a)         3,121        75,622
Hecla Mining Company * (a)                      22,445       130,854
Joy Global, Inc.                                 9,825       426,700
Lincoln Electric Holding, Inc.                   6,473       223,577
Oregon Steel Mills, Inc. * (a)                   5,380       109,160
Penn Virginia Corp.                              3,663       148,608
RTI International Metals, Inc. *                 4,448        91,362
Stillwater Mining Company *                      8,181        92,118
Terex Corp. *                                    9,603       457,583
USEC, Inc.                                      17,034       165,059
                                                          ----------
                                                           2,469,698

MOBILE HOMES - 0.32%
Coachmen Industries, Inc.                        4,500        78,120
Fleetwood Enterprises, Inc. *                   10,448       140,630
Skyline Corp.                                    1,643        67,034
Thor Industries, Inc. (a)                        7,051       261,240
Winnebago Industries, Inc. (a)                   5,215       203,698
                                                          ----------
                                                             750,722
NEWSPAPERS - 0.07%
Journal Register Company *                       8,561       165,484

OFFICE FURNISHINGS & SUPPLIES - 0.25%
Global Imaging Systems, Inc. *                   4,430       174,985
Imagistics International, Inc. *                 3,202       107,779
United Stationers, Inc. *                        6,434       297,251
                                                          ----------
                                                             580,015
PAPER - 0.37%
Buckeye Technologies, Inc. *                     5,959        77,527
Chesapeake Corp.                                 4,066       110,433
P.H. Glatfelter Company                          6,164        94,186
Pope & Talbot, Inc.                              3,501        59,902
Potlatch Corp.                                   5,561       281,275
Rock-Tenn Company, Class A                       6,228        94,416
Wausau-Mosinee Paper Corp.                       8,435       150,649
                                                          ----------
                                                             868,388

PETROLEUM SERVICES - 1.25%
Atwood Oceanics, Inc. *                          2,294       119,517
Cal Dive International, Inc. *                   7,544       307,418
Grey Wolf, Inc. * (a)                           39,120       206,162
Gulfmark Offshore, Inc. * (a)                    4,827       107,497

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT       VALUE
                                                     ----------    ---------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Input/Output, Inc. * (a)                                 11,971    $ 105,824
Key Energy Services, Inc. *                              25,986      306,635
Lone Star Technologies, Inc. *                            5,543      185,469
Newpark Resources, Inc. *                                15,858       81,669
Oceaneering International, Inc. *                         4,984      186,003
Petroleum Development Corp. * (a)                         3,363      129,711
SEACOR SMIT, Inc. * (a)                                   3,793      202,546
Superior Energy Services, Inc. *                         10,964      168,955
Tesoro Petroleum Corp. *                                 12,853      409,497
Universal Compression Holdings, Inc. *                    3,814      133,147
Veritas DGC, Inc. *                                       6,581      147,480
W-H Energy Services, Inc. *                               5,504      123,069
                                                                   ---------
                                                                   2,920,599

PHARMACEUTICALS - 1.91%
Abgenix, Inc. * (a)                                      15,717      162,514
Able Laboratories, Inc. * (a)                             3,407       77,509
Adolor Corp. *                                            7,844       77,812
Alexion Pharmaceuticals, Inc. * (a)                       5,130      129,276
Alkermes, Inc. * (a)                                     17,402      245,194
Array BioPharma, Inc. *                                   5,210       49,599
Atherogenics, Inc. * (a)                                  7,378      173,826
Bentley Pharmaceuticals, Inc. * (a)                       3,491       37,528
Biocryst Pharmaceuticals, Inc. *                          3,453       19,958
Bradley Pharmaceuticals, Inc., Class A * (a)              2,688       52,147
Connetics Corp. * (a)                                     6,030      146,469
Cubist Pharmaceuticals, Inc. * (a)                        8,169       96,639
Dusa Pharmaceuticals, Inc. *                              2,861       40,912
Encysive Pharmaceuticals, Inc. * (a)                     10,803      107,274
First Horizon Pharmaceutical Corp. * (a)                  4,876      111,612
Guilford Pharmaceuticals, Inc. * (a)                      9,334       46,203
Indevus Pharmaceuticals, Inc. * (a)                       8,312       49,539
Inkine Pharmaceutical, Inc. * (a)                        11,076       60,143
Inspire Pharmaceuticals, Inc. *                           7,302      122,455
Isis Pharmaceuticals, Inc. * (a)                         10,269       60,587
Ligand Pharmaceuticals, Inc., Class B * (a)              14,348      167,011
Noven Pharmaceuticals, Inc. *                             4,976       84,891
NPS Pharmaceuticals, Inc. * (a)                           7,457      136,314
Nuvelo, Inc. (a)                                          6,011       59,208
Onyx Pharmaceuticals, Inc. * (a)                          6,928      224,398
Oscient Pharmaceuticals Corp. * (a)                      12,289       44,855
Pain Therapeutics, Inc. * (a)                             5,374       38,747
Par Pharmaceutical Companies, Inc. * (a)                  6,727      278,363
Penwest Pharmaceuticals Company * (a)                     3,594       42,984
Peregrine Pharmaceuticals, Inc. *                        25,571       29,918
Pharmacyclics, Inc. * (a)                                 4,425       46,330
Pharmion Corp. * (a)                                      2,884      121,734
Pozen, Inc. *                                             4,882       35,492
Regeneron Pharmaceuticals, Inc. * (a)                     7,204       66,349
Rigel Pharmaceuticals, Inc. *                             2,202       53,773
Salix Pharmaceuticals, Ltd. (a)                           7,167      126,067
SciClone Pharmaceuticals, Inc. * (a)                      9,662       35,749
Supergen, Inc. * (a)                                      9,591       67,617
United Therapeutics Corp. * (a)                           3,754      169,493
Valeant Pharmaceuticals International                    16,442      433,247
Vertex Pharmaceuticals, Inc. * (a)                       15,996      169,078
Vicuron Phamaceuticals, Inc. * (a)                        9,451      164,542
                                                                   ---------
                                                                   4,463,356

PLASTICS - 0.06%
Spartech Corp. (a)                                        5,170      140,055

POLLUTION CONTROL - 0.11%
CUNO, Inc. *                                              3,348      198,871
Duratek, Inc. *                                           2,556       63,670
                                                                   ---------
                                                                     262,541

PUBLISHING - 0.60%
American Greetings Corp., Class A                        12,152      308,053
Consolidated Graphics, Inc. *                             2,411      110,665
Courier Corp.                                             2,086      108,305
Hollinger International, Inc., Class A (a)               10,958      171,821
Playboy Enterprises, Inc., Class B *                      4,936       60,664
PRIMEDIA, Inc. * (a)                                     29,003      110,211
Readers Digest Association, Inc., Class A                19,265      267,976
Scholastic Corp. *                                        5,745      212,335
Thomas Nelson, Inc.                                       2,726       61,608
                                                                   ---------
                                                                   1,411,638

RAILROADS & EQUIPMENT - 0.42%
Florida East Coast Indiana, Inc. (a)                      4,268      192,487
GATX Corp. (a)                                            9,775      288,949
Genesee & Wyoming, Inc., Class A                          3,928      110,495
Kansas City Southern *                                   12,672      224,674
Wabtec Corp.                                              8,032      171,242
                                                                   ---------
                                                                     987,847

REAL ESTATE - 6.89%
Acadia Realty Trust, REIT                                 6,965      113,529
Affordable Residential Communities, REITS (a)             5,277       75,725
Alexander's, Inc., REIT * (a)                               456       98,040
Alexandria Real Estate Equities, Inc., REIT               3,909      290,908
American Campus Communities, Inc., REIT                   3,478       78,220
American Financial Realty Trust, REIT                    20,979      339,440
American Home Mortgage Investment Corp., REIT             6,755      231,359
Amli Residential Properties Trust, REIT                   5,177      165,664
Anthracite Capital, Inc., REIT                           10,848      134,081
Anworth Mortgage Asset Corp., REIT (a)                    9,301       99,614
BioMed Realty Trust, Inc., REIT                           5,533      122,888
Bluegreen Corp. *                                         3,678       72,935
Brandywine Realty Trust, REIT                             7,737      227,390
Capital Automotive REIT                                   6,072      215,708
Capital Lease Funding, Inc., REIT                         7,489       93,612
CarrAmerica Realty Corp., REIT                           10,349      341,517
CB Richard Ellis Group, Inc. *                            4,871      163,422
Cedar Shopping Centers, Inc., REIT                        4,043       57,815
Colonial Properties Trust, REIT (a)                       3,827      150,286
Commercial Net Lease Realty, REIT (a)                    10,605      218,463
Cornerstone Realty Income Trust, Inc., REIT              12,721      126,956

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                      ----------   -----------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Corporate Office Properties Trust, REIT                   6,557    $   192,448
Correctional Properties Trust, REIT                       2,811         81,182
Corrections Corp. of America *                            6,988        282,665
Cousins Properties, Inc., REIT                            7,048        213,343
CRT Properties, Inc., REIT                                6,025        143,757
EastGroup Properties, Inc., REIT                          4,598        176,195
Entertainment Properties Trust, REIT                      4,894        218,028
Equity Inns, Inc., REIT                                  11,981        140,657
Equity Lifestyle Properties, Inc., REIT                   4,137        147,898
Equity One, Inc., REIT                                    6,552        155,479
Essex Property Trust Inc., REIT                           4,404        369,055
Extra Space Storage, Inc., REIT                           4,416         58,865
Felcor Lodging Trust, Inc., REIT * (a)                    9,467        138,692
First Industrial Realty Trust, Inc., REIT                 7,879        320,912
Gables Residential Trust, REIT (a)                        5,834        208,799
Getty Realty Corp., REIT                                  3,521        101,158
Glenborough Realty Trust, Inc., REIT                      5,908        125,722
Glimcher Realty Trust, REIT (a)                           7,599        210,568
Government Properties Trust, Inc., REIT (a)               5,168         50,956
Healthcare Realty Trust, Inc., REIT                       8,769        356,898
Heritage Property Investment Trust, REIT                  5,272        169,178
Highland Hospitality Corp., REIT                          8,641         97,125
Highwoods Properties, Inc., REIT                         10,129        280,573
Home Properties, Inc., REIT                               6,341        272,663
Homebanc Corp., Georgia, REIT                             7,237         70,054
Impac Mortgage Holdings, Inc., REIT (a)                  12,669        287,206
Innkeepers USA Trust, REIT                                7,388        104,910
Jones Lang Lasalle, Inc. *                                6,541        244,699
Kilroy Realty Corp., REIT                                 5,618        240,169
Kramont Realty Trust, REIT                                7,062        165,251
LaSalle Hotel Properties                                  5,923        188,529
Lexington Corporate Property Trust, REIT                  9,854        222,503
LNR Property Corp. (a)                                    3,180        200,054
Luminent Mortgage Capital, Inc., REIT                     7,922         94,272
Maguire Properties, Inc., REIT                            6,811        187,030
MeriStar Hospitality Corp., REIT *                       17,607        147,018
MFA Mortgage Investments, Inc., REIT                     15,167        133,773
Mid-America Apartment Communities, Inc.,
   REIT (a)                                               3,695        152,308
Mission West Properties, Inc., REIT (a)                   8,082         85,992
MortgageIT Holdings, Inc., REIT (a)                       3,431         61,586
National Health Investments, Inc., REIT                   4,784        139,597
Nationwide Health Properties, Inc., REIT                 12,482        296,448
New Century Financial Corp., REIT * (a)                   5,615        358,855
Newcastle Investment Corp., REIT                          6,674        212,100
Novastar Financial, Inc., REIT (a)                        4,648        230,076
Omega Healthcare Investors, REIT                         10,282        121,328
Parkway Properties, Inc., REIT                            2,389        121,242
Pennsylvania Real Estate
   Investment Trust, REIT                                 6,057        259,240
Post Properties, Inc., REIT                               7,697        268,625
Prentiss Properties Trust, REIT                           8,345        318,779
PS Business Parks, Inc., REIT                             3,202        144,410
RAIT Investment Trust, REIT                               4,770        133,417
Realty Income Corp., REIT (a)                             7,548        381,778
Redwood Trust, Inc., REIT                                 3,044        189,002
Saul Centers, Inc., REIT                                  3,044        116,433
Saxon Capital, Inc., REIT *                               9,740        233,663
Senior Housing Properties Trust, REIT                    10,383        196,654
Sovran Self Storage, Inc., REIT (a)                       3,400        143,276
Strategic Hotel Cap, Inc., REIT                           4,743         78,260
Summit Properties, Inc., REIT                             6,002        195,425
Sun Communities, Inc., REIT                               3,500        140,875
Tanger Factory Outlet Centers, Inc., REIT                 6,344        167,862
Taubman Centers, Inc., REIT                              10,031        300,428
Town & Country Trust SBI (a)                              4,312        119,141
Trammell Crow Company *                                   6,899        124,941
United States Restaurant Properties, Inc.,
   REIT (a)                                               5,770        104,206
Universal Health Realty Income Trust, REIT                4,049        130,094
Urstadt Biddle Properties, Inc., REIT                     6,338        108,063
Washington REIT (a)                                       8,293        280,884
                                                                   -----------
                                                                    16,130,844
RETAIL GROCERY - 0.37%

Ingles Markets, Inc. (a)                                  5,785         71,676
Nash-Finch Company (a)                                    2,930        110,637
Pathmark Stores, Inc. *                                   7,262         42,192
Ruddick Corp.                                             6,699        145,301
Smart & Final, Inc. * (a)                                 2,845         40,940
United Natural Foods, Inc.                                8,068        250,915
Weis Markets, Inc.                                        1,847         71,239
Wild Oats Markets, Inc. * (a)                             6,595         58,102
Winn-Dixie Stores, Inc. (a)                              15,777         71,785
                                                                   -----------
                                                                       862,787

RETAIL TRADE - 3.36%

99 Cents Only Stores * (a)                                9,533        154,053
A.C. Moore Arts & Crafts, Inc. * (a)                      2,869         82,656
Aaron Rents, Inc., Class B                                7,392        184,800
Aeropostale, Inc. (a)                                    10,870        319,904
Asbury Automotive Group, Inc. *                           2,677         36,889
Big 5 Sporting Goods Corp.                                4,223        123,058
Blair Corp.                                               2,851        101,667
Bombay Company, Inc. * (a)                                7,358         40,690
Brookstone, Inc.                                          4,249         83,068
Building Materials Holding Corp. (a)                      3,187        122,030
Burlington Coat Factory Warehouse Corp.                   3,961         89,915
Cache, Inc.                                               1,914         34,490
Casey's General Stores, Inc.                             10,023        181,918
Cash America International, Inc.                          5,826        173,207
Casual Male Retail Group, Inc. * (a)                      7,013         38,221
Cato Corp., Class A                                       4,748        136,837
Charlotte Russe Holding, Inc. *                           2,738         27,654
Charming Shoppes, Inc. *                                 22,249        208,473
Childrens Place Retail Stores, Inc. * (a)                 3,205        118,681
Christopher & Banks Corp.                                 7,413        136,770

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                     ------       -----
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Coldwater Creek, Inc.                                 4,697     $  144,996
Cost Plus, Inc. *                                     4,472        143,685
Dicks Sporting Goods, Inc. (a)                        5,641        198,281
Electronics Boutique Holdings Corp. *                 2,434        104,516
Finish Line, Inc. (a)                                 7,466        136,628
First Cash Financial Services                         2,713         72,464
Fred's, Inc., Class A (a)                             7,790        135,546
GameStop Corp. *                                      7,300        163,593
Genesco, Inc. *                                       4,548        141,625
Group 1 Automotive, Inc. *                            4,031        126,977
Guitar Center, Inc. * (a)                             4,752        250,383
Hancock Fabrics, Inc. (a)                             5,062         52,493
Haverty Furniture Companies, Inc.                     4,437         82,085
Hibbett Sporting Goods, Inc.                          4,740        126,131
Hot Topic, Inc. *                                     9,643        165,763
J. Jill Group, Inc. *                                 3,929         58,503
Jo Ann Stores, Inc. *                                 4,191        115,420
Kenneth Cole Productions, Inc., Class A               1,737         53,604
Linens'n Things, Inc. *                               8,715        216,132
Longs Drug Stores Corp. (a)                           6,119        168,701
Marinemax, Inc. *                                     2,536         75,471
Pantry, Inc. * (a)                                    2,596         78,114
Payless ShoeSource, Inc. *                           13,596        167,231
Restoration Hardware, Inc. * (a)                      5,263         30,210
School Specialty, Inc. *                              3,954        152,466
Sharper Image Corp. * (a)                             2,617         49,331
Shopko Stores, Inc. * (a)                             6,005        112,173
Sonic Automative, Inc. (a)                            5,655        140,244
Sports Authority, Inc. * (a)                          4,308        110,931
Stein Mart, Inc. *                                    5,454         93,045
Steven Madden, Ltd. * (a)                             3,505         66,104
The Dress Barn, Inc. * (a)                            4,712         82,931
The Men's Wearhouse, Inc. *                           6,329        202,275
The Yankee Candle, Inc. *                             9,785        324,666
Too, Inc. *                                           7,042        172,247
Tractor Supply Company * (a)                          6,076        226,088
Transport World Entertainment Corp. * (a)             5,356         66,789
Tuesday Morning Corp. * (a)                           5,088        155,846
United Rentals, Inc. * (a)                            8,316        157,172
ValueVision Media, Inc., Class A * (a)                3,813         53,039
Zale Corp.                                           10,483        313,127
                                                                ----------
                                                                 7,882,007

SANITARY SERVICES - 0.31%
Casella Waste Systems, Inc., Class A *                4,534         66,378
Darling International, Inc. * (a)                    15,509         67,619
Insituform Technologies, Inc., Class A * (a)          5,755        130,466
Ionics, Inc. * (a)                                    3,587        155,460
Waste Connections, Inc.                               8,988        307,839
                                                                ----------
                                                                   727,762

SEMICONDUCTORS - 2.61%
Actel Corp. *                                         4,988         87,490
Advanced Energy Industries, Inc. * (a)                4,569         41,715
American Superconductor Corp. * (a)                   4,993         74,346
Amis Holdings, Inc. *                                 5,969         98,608
Asyst Technologies, Inc. *                            9,619         48,961
ATMI, Inc. * (a)                                      6,070        136,757
Axcelis Technologies, Inc. *                         19,868        161,527
Cirrus Logic, Inc. * (a)                             16,240         89,482
Credence Systems Corp. * (a)                         18,842        172,404
Cymer, Inc. *                                         7,213        213,072
Diodes, Inc. *                                        1,750         39,602
DSP Group, Inc. *                                     5,748        128,353
Emulex Corp. * (a)                                   16,015        269,693
Entegris, Inc. *                                      9,163         91,172
ESS Technology, Inc. *                                6,485         46,108
Exar Corp. *                                          8,236        116,869
FormFactor, Inc. * (a)                                5,683        154,237
Genesis Microchip, Inc. * (a)                         6,303        102,235
Integrated Device Technology, Inc. *                 20,426        236,125
Intergrated Electrical Services, Inc. * (a)           7,214         34,916
Kopin Corp. *                                        14,105         54,586
Kulicke & Soffa Industries, Inc. * (a)               10,271         88,536
Lattice Semiconductor Corp. *                        22,858        130,291
LTX Corp. *                                          12,363         95,071
Mattson Technology, Inc. * (a)                        8,389         94,460
Micrel, Inc. *                                       13,526        149,057
Microsemi Corp.                                      11,854        205,785
Microtune, Inc. *                                     9,670         59,084
MIPS Technologies, Inc., Class A *                    9,328         91,881
MKS Instruments, Inc. *                               6,286        116,605
Monolithic System Technology, Inc. *                  5,103         31,792
Mykrolis Corp. *                                      8,150        115,485
Omnivision Technologies, Inc. (a)                    10,739        197,061
ON Semiconductor Corp. * (a)                         24,042        109,151
Pericom Semiconductor Corp. *                         6,225         58,702
Photronics, Inc. *                                    6,611        109,081
Pixelworks, Inc. * (a)                                7,803         88,486
PLX Technology, Inc. *                                4,281         44,522
Power Integrations, Inc. *                            5,275        104,339
Rudolph Technologies, Inc. *                          2,586         44,402
Semitool, Inc. * (a)                                  3,669         34,048
Sigmatel, Inc. *                                      4,893        173,848
Silicon Image, Inc. * (a)                            14,268        234,851
Siliconix, Inc. *                                       969         35,359
Sipex Corp. * (a)                                     4,035         18,884
Skyworks Solutions, Inc. * (a)                       29,557        278,723
Tessera Technologies, Inc. *                          4,810        178,980
Triquint Semiconductor, Inc. *                       27,285        121,418
Ultratech, Inc. *                                     4,184         78,868
Varian Semiconductor Equipment
   Associates, Inc. *                                 7,051        259,829
Veeco Instruments, Inc. * (a)                         5,329        112,282
Vitesse Semiconductor Corp. * (a)                    42,355        149,513

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT         VALUE
                                                              ---------     ----------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Zoran Corp. *                                                     8,179     $   94,713
                                                                            ----------
                                                                             6,103,365

SOFTWARE - 2.75%
Actuate Corp. *                                                  12,517         31,918
Advent Software, Inc. *                                           4,934        101,048
Allscripts Heathcare Solution, Inc. *                             5,358         57,170
Altiris, Inc. * (a)                                               4,162        147,460
ANSYS, Inc. *                                                     6,094        195,374
Ascential Software Corp. *                                       11,774        192,034
AsiaInfo Holdings, Inc. * (a)                                     6,822         40,659
Aspen Technology, Inc. * (a)                                      7,694         47,780
Authentidate Holding Corp. * (a)                                  5,940         36,769
Blackboard, Inc. * (a)                                            1,215         17,994
Borland Software Corp. *                                         16,535        193,129
Captaris, Inc. *                                                  8,510         43,912
Carreker Corp. *                                                  4,599         39,551
Catapult Communications Corp. *                                   1,051         25,392
CCC Information Services Group, Inc. * (a)                        2,862         63,565
CIBER, Inc. * (a)                                                10,498        101,201
Concord Communications, Inc. *                                    3,823         42,359
Concur Technologies, Inc. * (a)                                   6,052         53,923
Covansys Corp. *                                                  4,509         68,988
Dendrite International, Inc. *                                    6,890        133,666
Embarcadero Tech, Inc. *                                          4,669         43,935
Epicor Software Corp. * (a)                                       7,870        110,888
EPIQ Systems, Inc. * (a)                                          3,752         54,929
Equinix, Inc. * (a)                                               1,957         83,642
Faro Technologies, Inc. *                                         2,191         68,315
Hyperion Solutions Corp. * (a)                                    7,712        359,533
InfoUSA, Inc. *                                                   6,410         71,728
Intermediate Telephone, Inc.                                      3,996        109,410
iPass, Inc. *                                                     8,822         65,283
JDA Software Group, Inc. * (a)                                    5,925         80,699
Keane, Inc. *                                                     9,573        140,723
Lawson Software Inc. *                                           10,655         73,200
Macrovision Corp. *                                               9,627        247,606
Magma Design Automation, Inc. * (a)                               4,752         59,685
Manhattan Associates, Inc. * (a)                                  5,924        141,465
Mantech International Corp. *                                     3,250         77,155
Manugistics Group, Inc. * (a)                                    13,302         38,177
MAPICS, Inc. *                                                    5,204         54,902
MapInfo Corp. *                                                   4,820         57,744
McDATA Corp., Class A * (a)                                      23,131        137,861
Micromuse, Inc. *                                                15,698         87,124
MicroStrategy, Inc. *                                             2,276        137,129
Midway Games, Inc. * (a)                                          8,614         90,447
Mission Resources Corp. *                                         8,956         52,303
MRO Software, Inc. *                                              4,098         53,356
MSC Software Corp. * (a)                                          7,102         74,358
NMS Communications Corp. *                                        9,667         60,999
Omnicell, Inc. * (a)                                              4,703         51,733
Open Solutions, Inc. *                                            2,549         66,172
Opsware, Inc. * (a)                                              10,147         74,479
Packeteer, Inc. *                                                 6,530         94,359
Palmsource, Inc. * (a)                                            3,061         38,997
Parametric Technology Corp. *                                    52,711        310,468
PDF Solutions, Inc. * (a)                                         2,766         44,560
Plato Learning, Inc. *                                            5,510         41,050
Scansoft, Inc. * (a)                                             15,321         64,195
Secure Computing Corp. *                                          7,055         70,409
Seebeyond Technology Corp. *                                     10,106         36,179
Serena Software, Inc. * (a)                                       4,721        102,162
SPSS, Inc. *                                                      3,531         55,225
SS&C Technologies, Inc.                                           3,043         62,838
Take-Two Interactive Software, Inc. * (a)                         8,614        299,681
THQ, Inc. *                                                       7,723        177,166
Tradestation Group, Inc. *                                        3,747         26,304
Transaction Systems
   Architects, Inc., Class A *                                    7,494        148,756
Ulticom, Inc. * (a)                                               1,691         27,107
Ultimate Software Group, Inc. *                                   3,934         49,883
Verint Systems, Inc. * (a)                                        2,416         87,773
Websense, Inc. *                                                  4,399        223,117
Zixit Corp. * (a)                                                 4,409         22,706
                                                                            ----------
                                                                             6,441,807

STEEL - 0.82%
Alaska Steel Holding Corp. * (a)                                 21,132        305,780
Allegheny Technologies, Inc.                                     18,574        402,499
Carpenter Technology Corp.                                        4,349        254,242
NS Group, Inc. * (a)                                              3,902        108,476
Ryerson Tull, Inc. (a)                                            4,966         78,214
Schnitzer Steel Industries, Inc. (a)                              3,838        130,223
Steel Dynamics, Inc. (a)                                          7,391        279,971
Steel Technologies, Inc. (a)                                      2,558         70,371
Texas Industries, Inc.                                            3,999        249,458
Wheeling-Pittsburgh Corp. * (a)                                   1,011         38,964
                                                                            ----------
                                                                             1,918,198

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.71%
Aeroflex, Inc. *                                                 13,311        161,329
Airspan Networks, Inc. * (a)                                      6,901         37,472
Applied Signal Technology, Inc.                                   2,182         76,915
Arris Group, Inc. *                                              16,917        119,096
Aspect Communications Corp. *                                     7,731         86,123
At Road, Inc. *                                                   6,883         47,562
Atheros Communications, Inc. * (a)                                1,651         16,923
Brightpoint, Inc. *                                               3,794         74,135
Broadwing Corp. * (a)                                             7,415         67,551
Carrier Access Corp. * (a)                                         4220         45,070
Commonwealth Telephone
   Enterprises, Inc., (CTE) *                                     4,411        219,050
Commscope, Inc. * (a)                                            10,649        201,266
Comtech Telecommunications Corp. * (a)                            2,870        107,941
CT Communications, Inc. (a)                                       4,278         52,619

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT       VALUE
                                                          ------       -----
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Ditech Communications Corp. *                               5,722   $     85,544
Finisar Corp. * (a)                                        31,530         71,888
General Communication, Inc. *                               9,511        105,001
Golden Telecom, Inc. (a)                                    2,751         72,681
Harmonic, Inc. *                                           14,525        121,139
InterDigital Communication Corp. * (a)                     10,833        239,409
Intrado, Inc. * (a)                                         4,056         49,078
J2 Global Communications, Inc. * (a)                        3,597        124,097
KVH Industries, Inc. * (a)                                  3,643         35,701
Mastec, Inc. * (a)                                          4,600         46,506
MRV Communications, Inc. * (a)                             21,916         80,432
NETGEAR, Inc. * (a)                                         4,542         82,619
Network Equipment Technologies, Inc. * (a)                  5,324         52,282
Newport Corp. *                                             8,352        117,763
Paradyne Networks, Inc. * (a)                               9,166         32,906
Powerwave Technologies, Inc. * (a)                         20,464        173,535
Price Communications Corp.                                  7,549        140,336
PTEK Holdings, Inc. * (a)                                  12,300        131,733
REMEC, Inc. * (a)                                          12,159         87,666
SBA Communications Corp. *                                  8,786         81,534
Shenandoah Telecommunications Company                       1,850         55,407
Spectralink Corp.                                           3,953         56,054
Stratex Networks, Inc. * (a)                               17,511         39,575
SureWest Communications (a)                                 3,151         89,331
Symmetricom, Inc. * (a)                                     8,585         83,360
Tekelec * (a)                                               9,825        200,823
Terayon Communication Systems, Inc. *                      14,324         38,818
Triton PCS Holdings, Inc., Class A *                        9,426         32,237
Viasat, Inc. *                                              4,326        104,992
Westell Technologies, Inc., Class A * (a)                   9,791         66,579
Wiltel Communications Group *                               4,264              0
                                                                    ------------
                                                                       4,012,078

TELEPHONE - 0.17%
Cincinnati Bell, Inc. *                                    48,722        202,196
North Pittsburgh Systems, Inc.                              4,411        109,084
Primus Telecommunications Group, Inc. * (a)                16,252         51,682
TALK America Holdings, Inc. * (a)                           6,045         40,018
                                                                    ------------
                                                                         402,980

TIRES & RUBBER - 0.39%
Bandag, Inc. (a)                                            2,441        121,586
Cooper Tire & Rubber Company                               13,096        282,219
Goodyear Tire & Rubber Company * (a)                       29,928        438,745
Myers Indiana, Inc.                                         5,510         70,528
                                                                    ------------
                                                                         913,078

TOBACCO - 0.22%
Dimon, Inc. (a)                                            11,760         79,027
Schweitzer Mauduit International, Inc.                      3,119        105,890
Universal Corp.                                             4,941        236,377
Vector Group, Ltd. (a)                                      4,959         82,471
                                                                    ------------
                                                                         503,765

TOYS, AMUSEMENTS & SPORTING GOODS - 0.05%
Jakks Pacific, Inc. * (a)                                   5,369        118,709

TRANSPORTATION - 0.83%
Alexander & Baldwin, Inc.                                   8,689        368,587
Heartland Express, Inc.                                     9,618        216,117
Kirby Corp. *                                               4,530        201,041
Laidlaw International, Inc. *                              20,018        428,385
Offshore Logistics, Inc. *                                  4,031        130,887
Overseas Shipholding Group, Inc.                            5,269        290,849
Pacer International, Inc. *                                 5,910        125,647
RailAmerica, Inc. * (a)                                     7,655         99,898
SCS Transportation, Inc. *                                  3,455         80,743
                                                                    ------------
                                                                       1,942,154

TRAVEL SERVICES - 0.08%
Ambassadors Group, Inc.                                     2,197         78,235
Navigant International, Inc. * (a)                          3,017         36,717
Pegasus Solutions, Inc. *                                   5,426         68,368
                                                                    ------------
                                                                         183,320

TRUCKING & FREIGHT - 1.05%
Arkansas Best Corp.                                         4,649        208,694
EGL, Inc. * (a)                                             7,244        216,523
Forward Air Corp. *                                         4,520        202,044
Hub Group, Inc., Class A *                                  1,479         77,233
Knight Transportation, Inc.                                 7,712        191,257
Landstar Systems, Inc. *                                    5,880        433,003
Old Dominion Freight Lines, Inc.                            3,792        131,962
Overnite Corp.                                              5,724        213,162
Swift Transportation, Inc. * (a)                            9,790        210,289
USF Corp.                                                   5,686        215,784
Wabash National Corp. * (a)                                 5,341        143,833
Werner Enterprises, Inc.                                    9,642        218,295
                                                                    ------------
                                                                       2,462,079
                                                                    ------------
TOTAL COMMON STOCKS (Cost $178,972,278)                             $223,212,331
                                                                    ------------
PREFERRED STOCKS - 0.02%

FINANCIAL SERVICES - 0.02%
Education Lending Group, Inc. * (a)                         3,177         49,275
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $ 57,218)                              $     49,275
                                                                    ------------

CORPORATE BONDS - 0.02%

METAL & METAL PRODUCTS - 0.02%
Mueller Industries, Inc.
     6.00% due 11/01/2014 (a)                          $   56,000   $     54,880
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $ 54,895)                               $     54,880
                                                                    ------------
SHORT TERM INVESTMENTS - 29.99%
BP Capital Markets PLC
   zero coupon due 01/03/2005                          $5,400,000   $  5,399,355
Federal National Mortgage Association
   Discount Notes
   zero coupon due 02/01/2005                           5,000,000      4,990,227

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                     ------            -----
SHORT TERM INVESTMENT (CONTINUED)
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $58,856,682      $   58,856,682
United States Treasury Bills zero
  coupon due 01/20/2005                              1,000,000             999,108
                                                                    --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $70,245,371)                                                  $   70,245,372
                                                                    --------------

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
 Street Corp. dated 12/31/2004 at 1.45% to be
 repurchased at $28,003 on 1/3/2005,
 collateralized by $25,000 U.S. Treasury Bonds,
 6.125% due 11/15/2027 (valued at $29,277,
 including interest) (c)                           $    28,000      $       28,000
                                                                    --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $28,000)                                                      $       28,000
                                                                    --------------
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
 (COST $249,357,762) - 125.32%                                      $  293,589,858
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.32)%                       (59,312,826)
                                                                    --------------
TOTAL NET ASSETS - 100.00%                                          $  234,277,032
                                                                    ==============

MID CAP INDEX TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
COMMON STOCKS - 97.89%

AEROSPACE - 0.28%
Alliant Techsystems, Inc. *                              8,458      $      552,984
Sequa Corp., Class A * (a)                               2,353             143,886
                                                                    --------------
                                                                           696,870

AIR TRAVEL - 0.38%
Airtran Holdings, Inc. * (a)                            19,245             205,921
Alaska Air Group, Inc. * (a)                             6,036             202,146
JetBlue Airways Corp. *                                 23,257             540,028
                                                                    --------------
                                                                           948,095

APPAREL & TEXTILES - 0.75%
Mohawk Industries, Inc. *                               14,968           1,365,830
Timberland Company, Class A *                            7,726             484,188
                                                                    --------------
                                                                         1,850,018

AUTO PARTS - 1.46%
Arvinmeritor, Inc.                                      15,575             348,413
BorgWarner, Inc.                                        12,609             683,029
Federal Signal Corp. (a)                                10,804             190,799
Gentex Corp. (a)                                        17,432             645,333
Lear Corp.                                              15,114             922,105
Modine Manufacturing Company (a)                         7,764             262,190
O'Reilly Automotive, Inc. * (a)                         12,393             558,305
                                                                    --------------
                                                                         3,610,174

AUTO SERVICES - 0.39%
ADESA, Inc.                                             20,578             436,665
Copart, Inc. * (a)                                      20,200             531,664
                                                                    --------------
                                                                           968,329

BANKING - 6.39%
Associated Banc-Corp.                                   29,061             965,116
Astoria Financial Corp.                                 16,707             667,779
Bank of Hawaii Corp.                                    11,891             603,349
Banknorth Group, Inc.                                   39,481           1,445,005
City National Corp.                                     11,040             779,976
Colonial Bancgroup, Inc.                                30,023             637,388
Commerce Bancorp, Inc. (a)                              17,809           1,146,900
Cullen Frost Bankers, Inc.                              11,697             568,474
FirstMerit Corp.                                        18,921             539,059
Greater Bay Bancorp (a)                                 11,448             319,170
Hibernia Corp., Class A                                 34,808           1,027,184
Independence Community Bank Corp.                       19,005             809,233
Investors Financial Services Corp. (a)                  14,920             745,702
Mercantile Bankshares Corp.                             17,777             927,959
New York Community Bancorp, Inc. (a)                    59,522           1,224,368
Silicon Valley Bancshares * (a)                          8,078             362,056
TCF Financial Corp.                                     31,149           1,001,129
Washington Federal, Inc.                                17,671             468,988
Webster Financial Corp.                                 11,907             602,970
Westamerica Bancorporation                               7,148             416,800
Wilmington Trust Corp.                                  15,120             546,588
                                                                    --------------
                                                                        15,805,193

BIOTECHNOLOGY - 1.36%
Cephalon, Inc. * (a)                                    12,950             658,896
Charles River Laboratories
   International, Inc. *                                14,547             669,308
Invitrogen Corp. *                                      11,500             771,995
Millennium Pharmaceuticals, Inc. *                      68,683             832,438
Protein Design Labs, Inc. *                             21,440             442,950
                                                                    --------------
                                                                         3,375,587

BROADCASTING - 0.77%
Belo Corp., Class A                                     25,807             677,176
Emmis Communications Corp., Class A *                   12,615             242,082
Entercom Communications Corp. *                         11,190             401,609
Westwood One, Inc. *                                    21,553             580,422
                                                                    --------------
                                                                         1,901,289

BUILDING MATERIALS & CONSTRUCTION - 0.34%
Dycom Industries, Inc. *                                10,909             332,942
RPM International, Inc.                                 26,127             513,657
                                                                    --------------
                                                                           846,599

BUSINESS SERVICES - 5.61%
Acxiom Corp. (a)                                        19,370             509,431
Alliance Data Systems Corp. *                           18,334             870,498
Banta Corp.                                              5,596             250,477
Brinks Company                                          12,738             503,406
Cadence Design Systems, Inc. *                          60,686             838,074
Catalina Marketing Corp. (a)                            11,734             347,678
Ceridian Corp. *                                        33,356             609,748

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT             VALUE
                                                         ---------        -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Certegy, Inc.                                              14,032         $   498,557
ChoicePoint, Inc. *                                        19,915             915,891
CSG Systems International, Inc. *                          11,467             214,433
Deluxe Corp.                                               11,231             419,253
DST Systems, Inc. * (a)                                    18,804             980,064
Dun & Bradstreet Corp. *                                   15,598             930,421
Fair Isaac Corp.                                           15,785             578,994
Gartner Group, Inc., Class A * (a)                         24,869             309,868
Harte-Hanks, Inc.                                          19,153             497,595
Jacobs Engineering Group, Inc. *                           12,646             604,352
Kelly Services, Inc., Class A                               7,907             238,633
Korn/Ferry International * (a)                              8,751             181,583
Manpower, Inc.                                             20,250             978,075
MPS Group, Inc. *                                          23,020             282,225
Reynolds & Reynolds Company, Class A                       14,505             384,528
Rollins, Inc.                                              10,252             269,833
Sothebys Holdings, Inc., Class A *                         14,251             258,798
The BISYS Group, Inc. *                                    26,988             443,953
The Titan Corp. *                                          19,016             308,059
Valassis Communications, Inc. *                            11,509             402,930
Wind River Systems, Inc. *                                 18,464             250,187
                                                                          -----------
                                                                           13,877,544

CELLULAR COMMUNICATIONS - 0.52%
RF Micro Devices, Inc. * (a)                               42,060             287,690
Telephone & Data Systems, Inc.                             12,885             991,501
                                                                          -----------
                                                                            1,279,191

CHEMICALS - 2.91%
Airgas, Inc.                                               16,838             446,376
Albemarle Corp.                                             9,352             362,016
Cabot Corp.                                                13,852             535,795
Cabot Microelectronics Corp. * (a)                          5,566             222,918
Crompton Corp. (a)                                         25,764             304,015
Cytec Industries, Inc.                                      8,899             457,587
Ferro Corp.                                                 9,407             218,148
FMC Corp. *                                                 8,280             399,924
Lubrizol Corp.                                             14,978             552,089
Lyondell Chemical Company                                  54,236           1,568,505
Minerals Technologies, Inc.                                 4,601             306,887
Olin Corp. (a)                                             15,757             346,969
Techne Corp. *                                              9,274             360,759
The Scotts Company, Class A *                               7,382             542,725
Valspar Corp.                                              11,533             576,765
                                                                          -----------
                                                                            7,201,478

COAL - 0.68%
Arch Coal, Inc.                                            13,995             497,382
Peabody Energy Corp.                                       14,504           1,173,519
                                                                          -----------
                                                                            1,670,901

COLLEGES & UNIVERSITIES - 0.84%
Career Education Corp. *                                   23,009             920,360
Corinthian Colleges, Inc. (a)                              20,301             382,572
DeVry, Inc. *                                              15,796             274,218
ITT Educational Services, Inc. *                           10,312             490,336
                                                                          -----------
                                                                            2,067,486

COMPUTERS & BUSINESS EQUIPMENT - 3.29%
3Com Corp. *                                               85,177             355,188
CDW Corp.                                                  18,655           1,237,759
Cognizant Technology Solutions Corp., Class A              29,848           1,263,466
Diebold, Inc.                                              16,035             893,631
GTECH Holdings Corp.                                       26,005             674,830
Henry, Jack & Associates, Inc.                             20,309             404,352
National Instruments Corp.                                 17,768             484,178
Plexus Corp. *                                              9,690             126,067
Sandisk Corp.                                              36,571             913,178
Storage Technology Corp. *                                 23,922             756,175
Sybase, Inc. *                                             21,352             425,972
Tech Data Corp. *                                          13,046             592,288
                                                                          -----------
                                                                            8,127,084

CONSTRUCTION & MINING EQUIPMENT - 0.28%
National Oilwell, Inc. * (a)                               19,294             680,885

CONSTRUCTION MATERIALS - 0.48%
Granite Construction, Inc.                                  9,342             248,497
Martin Marietta Materials, Inc.                            10,781             578,509
Trinity Industries, Inc. (a)                               10,676             363,838
                                                                          -----------
                                                                            1,190,844

CONTAINERS & GLASS - 0.58%
Longview Fibre Company                                     11,466             207,993
Packaging Corp. of America                                 24,009             565,412
Sonoco Products Company                                    22,059             654,049
                                                                          -----------
                                                                            1,427,454

CRUDE PETROLEUM & NATURAL GAS - 1.72%
Helmerich & Payne, Inc.                                    11,318             385,265
Newfield Exploration Company *                             13,977             825,342
Patterson-UTI Energy, Inc.                                 37,575             730,834
Pioneer Natural Resources Company                          32,731           1,148,858
Plains Exploration & Production Company *                  17,308             450,008
Pogo Producing Company                                     14,462             701,262
                                                                          -----------
                                                                            4,241,569

DOMESTIC OIL - 1.17%
Forest Oil Corp. *                                         13,311             422,225
Murphy Oil Corp.                                           20,655           1,661,695
Noble Energy, Inc. (a)                                     13,203             814,097
                                                                          -----------
                                                                            2,898,017

DRUGS & HEALTH CARE - 0.43%
Hillenbrand Industries, Inc.                               13,891             771,506
Perrigo Company                                            16,212             279,981
                                                                          -----------
                                                                            1,051,487

EDUCATIONAL SERVICES - 0.41%
Education Management Corp. *                               16,502             544,731
Laureate Education, Inc. *                                 10,843             478,068
                                                                          -----------
                                                                            1,022,799

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
                                                   ---------   ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT - 0.51%
AMETEK, Inc.                                          15,381   $    548,640
Hubbell, Inc., Class B                                13,673        715,098
                                                               ------------
                                                                  1,263,738

ELECTRICAL UTILITIES - 3.67%
Alliant Corp.                                         25,935        741,741
Black Hills Corp.                                      7,289        223,627
DPL, Inc. (a)                                         28,397        713,049
Duquesne Light Holdings, Inc. (a)                     17,258        325,313
Great Plains Energy, Inc. (a)                         16,683        505,161
Hawaiian Electric Industries, Inc. (a)                18,090        527,323
IDACORP, Inc.                                          9,359        286,105
Northeast Utilities                                   28,820        543,257
NSTAR                                                 11,944        648,320
OGE Energy Corp.                                      19,975        529,537
Pepco Holdings, Inc.                                  42,186        899,406
PNM Resources, Inc.                                   13,568        343,135
Puget Energy, Inc.                                    22,378        552,737
Quanta Services, Inc. * (a)                           26,314        210,512
Sierra Pacific Resources * (a)                        26,361        276,790
Westar Energy, Inc. (a)                               19,279        440,911
Wisconsin Energy Corp.                                26,271        885,595
WPS Resources Corp. (a)                                8,393        419,314
                                                               ------------
                                                                  9,071,833

ELECTRONICS - 3.14%
Amphenol Corp., Class A                               19,864        729,803
Arrow Electronics, Inc. *                             26,008        631,995
Avnet, Inc. *                                         27,050        493,392
Harman International Industries, Inc.                 15,036      1,909,572
Imation Corp.                                          7,635        243,022
Kemet Corp. *                                         19,422        173,827
Mentor Graphics Corp. *                               17,135        261,994
Synopsys, Inc. *                                      34,144        669,905
Teleflex, Inc.                                         9,045        469,797
Thomas & Betts Corp. *                                13,249        407,407
Varian, Inc. *                                         7,790        319,468
Vishay Intertechnology, Inc. *                        37,287        560,051
Zebra Technologies Corp., Class A *                   16,108        906,558
                                                               ------------
                                                                  7,776,791

ENERGY - 1.14%
Energy East Corp.                                     32,979        879,880
Hanover Compressor Company * (a)                      17,535        247,769
MDU Resources Group, Inc.                             26,511        707,313
SCANA Corp.                                           25,217        993,550
                                                               ------------
                                                                  2,828,512

FINANCIAL SERVICES - 3.48%
A.G. Edwards, Inc.                                    17,149        741,008
Americredit Corp. *                                   34,865        852,449
Eaton Vance Corp.                                     15,061        785,431
IndyMac Bancorp, Inc.                                 13,910        479,200
Jeffries Group, Inc.                                  12,835        516,994
LaBranche & Company, Inc. * (a)                       13,478        120,763
Legg Mason, Inc.                                      22,620      1,657,141
Leucadia National Corp. (a)                           16,100      1,118,628
Moneygram International, Inc.                         19,879        420,242
Raymond James Financial, Inc.                         16,558        512,967
SEI Investment Company                                23,010        964,809
Waddell & Reed Financial, Inc., Class A               18,559        443,375
                                                               ------------
                                                                  8,613,007

FOOD & BEVERAGES - 3.05%
Bob Evans Farms, Inc.                                  7,924        207,133
Constellation Brands, Inc., Class A *                 24,226      1,126,751
Dean Foods Company *                                  33,455      1,102,342
Hormel Foods Corp.                                    31,149        976,521
PepsiAmericas, Inc.                                   31,085        660,246
Sensient Technologies Corp.                           10,527        252,543
Smithfield Foods, Inc. *                              24,916        737,265
The J.M. Smucker Company (a)                          13,101        616,664
Tootsie Roll Industries, Inc.                         11,735        406,383
Tyson Foods, Inc., Class A                            79,240      1,458,016
                                                               ------------
                                                                  7,543,864

FOREST PRODUCTS - 0.22%
Rayonier, Inc.                                        11,186        547,107

FURNITURE & FIXTURES - 0.12%
Furniture Brands International, Inc.                  11,916        298,496

GAS & PIPELINE UTILITIES - 2.03%
AGL Resources, Inc.                                   16,823        559,196
Aquila, Inc. * (a)                                    54,262        200,227
Equitable Resources, Inc.                             13,794        836,744
National Fuel Gas Company                             18,537        525,339
ONEOK, Inc.                                           23,214        659,742
Questar Corp.                                         18,921        964,214
Vectren Corp.                                         17,056        457,101
Western Gas Resources, Inc.                           16,602        485,608
WGL Holdings, Inc.                                    10,921        336,804
                                                               ------------
                                                                  5,024,975

HEALTHCARE PRODUCTS - 3.10%
Beckman Coulter, Inc.                                 13,648        914,279
Cytyc Corp. *                                         25,082        691,511
DENTSPLY International, Inc.                          18,113      1,017,951
Edwards Lifesciences Corp. *                          13,344        550,573
Henry Schein, Inc. *                                   9,712        676,344
INAMED Corp. *                                         8,042        508,656
Patterson Companies, Inc. * (a)                       30,798      1,336,325
STERIS Corp. *                                        15,516        368,040
Varian Medical Systems, Inc.                          30,494      1,318,561
VISX, Inc. *                                          11,137        288,114
                                                               ------------
                                                                  7,670,354

HEALTHCARE SERVICES - 2.61%
Apria Healthcare Group, Inc. *                        10,880        358,496
Covance, Inc. *                                       14,017        543,159
Coventry Health Care, Inc.                            20,150      1,069,562
First Health Group Corp. *                            20,631        386,006

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST) PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT        VALUE
                                                   ---------   ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES CONTINUED
Health Net, Inc. *                                    24,925   $    719,585
Lincare Holdings, Inc. *                              22,526        960,734
Omnicare, Inc.                                        23,385        809,588
PacifiCare Health Systems, Inc.                       18,915      1,069,076
Renal Care Group, Inc.                                15,122        544,241
                                                               ------------
                                                                  6,460,447

HOMEBUILDERS - 2.65%
D.R. Horton, Inc.                                     52,354      2,110,390
Hovnanian Enterprises, Inc., Class A                  13,711        678,969
Lennar Corp., Class A                                 35,055      1,986,917
Ryland Group, Inc.                                    10,678        614,412
Toll Brothers, Inc. * (a)                             16,774      1,150,864
                                                               ------------
                                                                  6,541,552

HOTELS & RESTAURANTS - 2.75%
Applebee's International, Inc.                        18,200        481,390
Boyd Gaming Corp.                                     19,563        814,799
Brinker International, Inc. *                         19,405        680,534
Caesars Entertainment, Inc. *                         70,272      1,415,278
CBRL Group, Inc.                                      10,812        452,482
Krispy Kreme Doughnuts, Inc. * (a)                    13,863        174,674
Mandalay Resort Group                                 15,154      1,067,296
Outback Steakhouse, Inc.                              16,559        758,071
Ruby Tuesday, Inc. (a)                                14,579        380,220
The Cheesecake Factory, Inc. * (a)                    17,462        566,991
                                                               ------------
                                                                  6,791,735

HOUSEHOLD PRODUCTS - 0.76%
Blyth Industries, Inc. (a)                             9,182        271,420
Church & Dwight, Inc.                                 14,003        470,781
Energizer Holdings, Inc. *                            17,504        869,774
Tupperware Corp.                                      13,146        272,385
                                                               ------------
                                                                  1,884,360

INDUSTRIAL MACHINERY - 1.74%
AGCO Corp. * (a)                                      20,271        443,733
Cooper Cameron Corp. *                                12,332        663,585
Donaldson Company, Inc. (a)                           18,674        608,399
Flowserve Corp. *                                     12,408        341,716
FMC Technologies, Inc. *                              15,352        494,335
Graco, Inc.                                           15,519        579,635
Grant Prideco, Inc. *                                 27,737        556,127
Kennametal, Inc.                                       8,535        424,787
Tecumseh Products Company, Class A (a)                 4,148        198,274
                                                               ------------
                                                                  4,310,591

INDUSTRIALS - 0.78%
Crane Company                                         12,317        355,222
Fastenal Company (a)                                  17,033      1,048,551
Harsco Corp.                                           9,263        516,320
                                                               ------------
                                                                  1,920,093

INSURANCE - 5.30%
Allmerica Financial Corp. *                           11,952        392,384
American Financial Group, Inc.                        16,565        518,650
Amerus Group Company (a)                               8,794        398,368
Arthur J. Gallagher & Company                         20,742        674,115
Brown & Brown, Inc. (a)                               15,523        676,027
Everest Re Group, Ltd.                                12,598      1,128,277
Fidelity National Financial, Inc.                     39,163      1,788,574
First American Corp.                                  20,118        706,947
HCC Insurance Holdings, Inc.                          15,220        504,086
Horace Mann Educators Corp.                            9,610        183,359
Ohio Casualty Corp. *                                 13,891        322,410
Old Republic International Corp.                      40,931      1,035,554
Protective Life Corp.                                 15,587        665,409
Radian Group, Inc.                                    20,626      1,098,128
Stancorp Financial Group, Inc.                         6,380        526,350
The PMI Group, Inc.                                   21,386        892,866
Unitrin, Inc.                                         15,393        699,612
W.R. Berkley Corp.                                    18,889        890,994
                                                               ------------
                                                                 13,102,110

INTERNATIONAL OIL - 0.63%
Weatherford International, Ltd. *                     30,499      1,564,599

INTERNET SERVICE PROVIDER - 0.18%
Avocent Corp. *                                       11,184        453,176

INTERNET SOFTWARE - 1.08%
Checkfree Corp. *                                     19,474        741,570
Macromedia, Inc. *                                    15,938        495,990
McAfee, Inc. *                                        35,960      1,040,323
Retek, Inc. * (a)                                     12,572         77,318
RSA Security, Inc. *                                  15,612        313,177
                                                               ------------
                                                                  2,668,378

LEISURE TIME - 0.35%
Callaway Golf Company                                 17,125        231,188
International Speedway Corp., Class A                 11,958        631,382
                                                               ------------
                                                                    862,570

MANUFACTURING - 1.25%
Carlisle Companies, Inc.                               6,986        453,531
Lancaster Colony Corp.                                 7,880        337,816
Nordson Corp.                                          8,143        326,290
Pentair, Inc.                                         22,610        984,892
SPX Corp.                                             16,867        675,692
York International Corp. (a)                           9,327        322,154
                                                               ------------
                                                                  3,100,375

MEDICAL-HOSPITALS - 0.98%
Community Health Systems, Inc. *                      19,585        546,030
Lifepoint Hospitals, Inc. * (a)                        8,691        302,621
Triad Hospitals, Inc. *                               17,281        643,026
Universal Health Services, Inc., Class B              13,095        582,727
VCA Antech, Inc. *                                    18,420        361,032
                                                               ------------
                                                                  2,435,436

METAL & METAL PRODUCTS - 0.39%
Precision Castparts Corp.                             14,760        969,437

MOBILE HOMES - 0.19%
Thor Industries, Inc. (a)                             12,757        472,647

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                 ---------    -----------
COMMON STOCKS (CONTINUED)

NEWSPAPERS - 1.04%
Lee Enterprises, Inc.                              10,139     $   467,205
Washington Post Company, Class B                    2,148       2,111,527
                                                              -----------
                                                                2,578,732

OFFICE FURNISHINGS & SUPPLIES - 0.40%
Herman Miller, Inc. (a)                            15,862         438,267
HNI Corp.                                          12,610         542,861
                                                              -----------
                                                                  981,128

PAPER - 0.42%
Bowater, Inc.                                      12,493         549,317
P.H. Glatfelter Company                             9,854         150,569
Potlatch Corp.                                      6,672         337,470
                                                              -----------
                                                                1,037,356

PETROLEUM SERVICES - 1.66%
ENSCO International, Inc.                          33,915       1,076,462
Pride International, Inc. *                        30,588         628,277
Smith International, Inc. *                        23,543       1,280,975
Tidewater, Inc. (a)                                13,611         484,688
Varco International, Inc. *                        21,969         640,396
                                                              -----------
                                                                4,110,798

PHARMACEUTICALS - 1.76%
Barr Pharmaceuticals, Inc.                         23,009       1,047,830
Ivax Corp. * (a)                                   56,285         890,428
Par Pharmaceutical Companies, Inc. * (a)            7,605         314,695
Sepracor, Inc. * (a)                               23,590       1,400,538
Valeant Pharmaceuticals International (a)          18,885         497,620
Vertex Pharmaceuticals, Inc. * (a)                 18,028         190,556
                                                              -----------
                                                                4,341,667

POLLUTION CONTROL - 0.65%
Republic Services, Inc.                            33,849       1,135,295
Stericycle, Inc. *                                 10,105         464,325
                                                              -----------
                                                                1,599,620

PUBLISHING - 0.56%
American Greetings Corp., Class A                  15,381         389,908
Media General, Inc., Class A                        5,327         345,243
Readers Digest Association, Inc., Class A          22,343         310,791
Scholastic Corp. * (a)                              8,906         329,166
                                                              -----------
                                                                1,375,108

RAILROADS & EQUIPMENT - 0.13%
GATX Corp. (a)                                     11,099         328,086

REAL ESTATE - 2.62%
AMB Property Corp., REIT                           18,619         752,022
Developers Diversified Realty Corp., REIT          24,179       1,072,822
Highwoods Properties, Inc., REIT                   12,039         333,480
Hospitality Properties Trust, REIT                 15,086         693,956
Liberty Property Trust, REIT (a)                   19,224         830,477
Mack-California Realty Corp., REIT                 13,662         628,862
New Plan Realty Trust, Inc., REIT (a)              23,041         623,950
United Dominion Realty Trust, Inc., REIT           29,752         737,850
Weingarten Realty Investors, REIT                  19,964         800,556
                                                              -----------
                                                                6,473,975

RETAIL GROCERY - 0.63%
Ruddick Corp.                                      10,488         227,485
Whole Foods Market, Inc.                           13,977       1,332,707
                                                              -----------
                                                                1,560,192

RETAIL TRADE - 6.80%
99 Cents Only Stores * (a)                         15,603         252,144
Abercrombie & Fitch Company, Class A               21,226         996,561
Advance Auto Parts, Inc.                           16,900         738,192
Aeropostale, Inc.                                  12,497         367,787
American Eagle Outfitters, Inc.                    16,547         779,364
AnnTaylor Stores Corp.                             15,841         341,057
Barnes & Noble, Inc. *                             15,734         507,736
BJ's Wholesale Club, Inc. *                        15,599         454,399
Borders Group, Inc.                                16,855         428,117
CarMax, Inc. * (a)                                 23,365         725,483
Chico's FAS, Inc. *                                20,046         912,694
Claire's Stores, Inc.                              22,205         471,856
Dollar Tree Stores, Inc. *                         25,374         727,726
Foot Locker, Inc.                                  34,944         941,042
Michael's Stores, Inc.                             30,447         912,497
Pacific Sunwear of California, Inc. *              16,643         370,473
Payless ShoeSource, Inc. * (a)                     15,292         188,092
PETsMART, Inc.                                     32,595       1,158,100
Pier 1 Imports, Inc.                               19,281         379,836
Regis Corp.                                         9,957         459,516
Rent-A-Center, Inc. *                              17,013         450,844
Ross Stores, Inc. (a)                              33,111         955,915
Saks, Inc.                                         31,299         454,148
The Neiman Marcus Group, Inc., Class A             10,954         783,649
United Rentals, Inc. * (a)                         17,474         330,259
Urban Outfitters, Inc.                             18,171         806,792
Williams-Sonoma, Inc. *                            26,166         916,857
                                                              -----------
                                                               16,811,136

SANITARY SERVICES - 0.21%
Aqua America, Inc.                                 20,934         514,767

SEMICONDUCTORS - 2.99%
Atmel Corp. *                                     107,157         420,055
Credence Systems Corp. *                           21,401         195,819
Cree, Inc. * (a)                                   16,583         664,647
Cypress Semiconductor Corp. * (a)                  28,229         331,126
Fairchild Semiconductor International, Inc. *      26,829         436,239
Integrated Circuit Systems, Inc. *                 15,780         330,118
Integrated Device Technology, Inc. *               23,964         277,024
International Rectifier Corp. *                    14,988         668,015
Intersil Corp., Class A                            33,790         565,645
Lam Research Corp. *                               30,596         884,530
Lattice Semiconductor Corp. *                      25,461         145,128
LTX Corp. *                                        13,730         105,584
Micrel, Inc. *                                     20,217         222,791
Microchip Technology, Inc.                         46,318       1,234,838
Semtech Corp. * (a)                                16,607         363,195
Silicon Laboratories, Inc. * (a)                   11,661         411,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------       -----
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Triquint Semiconductor, Inc. *                            30,876   $     137,398
                                                                   -------------
                                                                       7,393,902

SOFTWARE - 0.73%
Activision, Inc.                                          31,237         630,363
Advent Software, Inc. *                                    7,319         149,893
Ascential Software Corp. *                                13,189         215,113
Keane, Inc. * (a)                                         13,923         204,668
Macrovision Corp. *                                       11,163         287,112
McDATA Corp., Class A * (a)                               26,510         158,000
Transaction Systems
  Architects, Inc., Class A *                              8,411         166,958
                                                                   -------------
                                                                       1,812,107

STEEL - 0.30%
Steel Dynamics, Inc. (a)                                  10,135         383,914
Worthington Industries, Inc.                              17,835         349,209
                                                                   -------------
                                                                         733,123

TELECOMMUNICATIONS EQUIPMENT &  SERVICES - 0.98%
ADTRAN, Inc.                                              17,145         328,155
Commscope, Inc. * (a)                                     12,208         230,731
Newport Corp. * (a)                                        9,629         135,769
Plantronics, Inc.                                         10,859         450,323
Polycom, Inc. *                                           22,001         513,063
Powerwave Technologies, Inc. * (a)                        23,446         198,822
UTStarcom, Inc. * (a)                                     25,653         568,214
                                                                   -------------
                                                                       2,425,077

TELEPHONE - 0.47%
Cincinnati Bell, Inc. *                                   55,058         228,491
Harris Corp.                                              15,015         927,777
                                                                   -------------
                                                                       1,156,268

TIRES & RUBBER - 0.09%
Bandag, Inc. (a)                                           4,353         216,823

TOBACCO - 0.11%
Universal Corp.                                            5,732         274,219

TRANSPORTATION - 1.33%
Alexander & Baldwin, Inc.                                  9,577         406,256
C. H. Robinson Worldwide, Inc.                            19,152       1,063,319
Expeditors International of Washington,Inc.               23,922       1,336,761
Overseas Shipholding Group, Inc.                           8,838         487,858
                                                                   -------------
                                                                       3,294,194

TRUCKING & FREIGHT - 0.87%
CNF, Inc.                                                 11,600         581,160
J.B. Hunt Transport Services, Inc.                        18,235         817,840
Swift Transportation, Inc. * (a)                          16,464         353,647
Werner Enterprises, Inc.                                  17,705         400,841
                                                                   -------------
                                                                       2,153,488
                                                                   -------------
TOTAL COMMON STOCKS (Cost $198,801,830)                            $ 242,086,842
                                                                   -------------

SHORT TERM INVESTMENTS - 15.81%
BP Capital Markets PLC
  2.15% due 01/03/2005                             $   4,100,000   $   4,099,510
State Street Navigator Securities Lending
  Prime Portfolio (c)                                 33,604,561      33,604,561
United States Treasury Bills
  1.79% due 01/20/2005 ****                            1,400,000       1,398,677
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $39,102,749)                                                 $  39,102,748
                                                                   -------------
REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State Street
  Corp. dated 12/31/2004 at 1.45% to
  be repurchased at $62,007 on
  1/3/2005, collateralized by $45,000
  U.S. Treasury Bonds, 8.875% due
  02/15/2019 (valued at $66,108,
  including interest) (c)                          $      62,000   $      62,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $62,000)                                                     $      62,000
                                                                   -------------
TOTAL INVESTMENTS (MID CAP INDEX TRUST)
  (COST $237,966,579) - 113.73%                                    $ 281,251,590
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.73)%                     (33,954,969)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 247,296,621
                                                                   =============

TOTAL STOCK MARKET INDEX TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                            ----------  --------
COMMON STOCKS - 96.52%

ADVERTISING - 0.26%
aQuantive, Inc. * (a)                                           917     $  8,198
DoubleClick, Inc. * (a)                                       1,747       13,592
FindWhat.com * (a)                                              441        7,819
Getty Images, Inc. *                                            828       57,008
Greenfield Online, Inc. * (a)                                   259        5,695
Grey Global Group, Inc. (a)                                      19       20,900
Lamar Advertising Company *                                   1,437       61,475
Marchex, Inc. * (a)                                             419        8,799
Monster Worldwide, Inc. *                                     1,589       53,454
Omnicom Group, Inc.                                           2,570      216,702
The Interpublic Group of Companies, Inc. *                    5,833       78,162
ValueClick, Inc. *                                            1,178       15,703
Ventiv Health, Inc. *                                           406        8,250
                                                                        --------
                                                                         555,757

AEROSPACE - 1.62%
AAR Corp. *                                                     512        6,973
Alliant Techsystems, Inc. *                                     490       32,036
Armor Holdings, Inc. *                                          457       21,488
Aviall, Inc. *                                                  485       11,140
BE Aerospace, Inc. *                                            716        8,334
Boeing Company                                               11,078      573,508
Curtiss Wright Corp. (a)                                        295       16,936
DRS Technologies, Inc. * (a)                                    353       15,077

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                         ---------    ---------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Ducommun, Inc. * (a)                                         210      $   4,378
EDO Corp.                                                    286          9,080
Esterline Technologies Corp. *                               307         10,024
Fairchild Corp. Class A * (a)                                898          3,314
GenCorp, Inc.                                                669         12,423
General Dynamics Corp.                                     2,745        287,127
Goodrich Corp.                                             1,624         53,007
HEICO Corp., Class A                                         489          8,455
Honeywell International, Inc.                             11,899        421,344
Innovative Solutions & Support, Inc. * (a)                   233          7,773
Integral Systems, Inc. (a)                                   233          4,532
Lockheed Martin Corp.                                      6,127        340,355
Moog, Inc., Class A                                          371         16,825
MTC Technologies, Inc. * (a)                                 269          9,030
Northrop Grumman Corp.                                     4,882        265,386
Orbital Sciences Corp., Class A * (a)                        742          8,778
Raytheon Company                                           6,217        241,406
Rockwell Collins, Inc.                                     2,466         97,259
Sequa Corp., Class A * (a)                                   161          9,845
Teledyne Technologies, Inc. *                                492         14,480
Textron, Inc.                                              1,913        141,179
Triumph Group, Inc. *                                        243          9,599
United Defense Industries, Inc. *                            715         33,784
United Industrial Corp. (a)                                  271         10,499
United Technologies Corp.                                  7,074        731,098
Woodward Governor Company                                    171         12,245
                                                                      ---------
                                                                      3,448,717

AGRICULTURE - 0.30%
Alico, Inc. * (a)                                            143          8,368
Archer-Daniels-Midland Company                             9,030        201,459
Bunge, Ltd.                                                1,510         86,085
Delta & Pine Land Company                                    558         15,222
Fresh Del Monte Produce, Inc. (a)                            755         22,356
Maui Land & Pineapple, Inc. * (a)                            196          7,693
Monsanto Company                                           3,687        204,813
Mosaic Company *                                           5,085         82,987
Omega Protein Corp. *                                        513          4,412
Tejon Ranch Company * (a)                                    248         10,119
                                                                      ---------
                                                                        643,514

AIR FREIGHT - 0.01%
ExpressJet Holdings, Inc. *                                  832         10,716

AIR TRAVEL - 0.15%
Airtran Holdings, Inc. * (a)                               1,213         12,979
Alaska Air Group, Inc. * (a)                                 396         13,262
America West Holding Corp., Class B * (a)                    604          3,974
Continental Airlines, Inc., Class B * (a)                  1,003         13,581
Delta Air Lines, Inc. * (a)                                1,987         14,863
FLYi, Inc. * (a)                                             769          1,361
Frontier Airlines, Inc. * (a)                                585          6,675
JetBlue Airways Corp. *                                    1,417         32,903
Mair Holdings, Inc. * (a)                                    582          5,354
Mesa Air Group, Inc. * (a)                                   584          4,637
Northwest Airlines Corp., Class A * (a)                    1,398         15,280
SkyWest, Inc.                                                774         15,526
Southwest Airlines Company                                10,959        178,413
                                                                      ---------
                                                                        318,808

ALUMINUM - 0.19%
Alcoa, Inc.                                               11,970        376,097
Century Aluminum Company *                                   396         10,399
MAXXAM, Inc. *                                               245          7,987
                                                                      ---------
                                                                        394,483

APPAREL & TEXTILES - 0.64%
Bebe Stores, Inc. (a)                                        863         23,270
Brown Shoe, Inc.                                             259          7,726
Carter's, Inc. *                                             414         14,072
Cherokee, Inc. (a)                                           308         10,866
Cintas Corp.                                               2,352        103,159
Coach, Inc. *                                              2,614        147,430
Columbia Sportswear Company * (a)                            571         34,037
Culp, Inc. *                                                 388          2,631
Deckers Outdoor Corp. * (a)                                  200          9,398
DHB Industries, Inc. * (a)                                   641         12,205
Ellis Perry International, Inc. * (a)                        214          4,355
G & K Services, Class A                                      308         13,373
Goodys Family Clothing, Inc.                                 586          5,356
Guess, Inc. *                                                696          8,735
Hartmarx Corp. *                                             814          6,325
Interface, Inc., Class A *                                   892          8,893
Jones Apparel Group, Inc.                                  1,713         62,644
Joseph A. Bank Clothiers, Inc. (a)                           195          5,518
Kellwood Company                                             357         12,316
K-Swiss, Inc., Class A                                       459         13,366
Liz Claiborne, Inc.                                        1,464         61,795
Mohawk Industries, Inc. *                                    894         81,578
Movado Group, Inc.                                           404          7,535
NIKE, Inc., Class B                                        3,643        330,384
Oakley, Inc. (a)                                           1,009         12,865
Oshkosh B'Gosh, Inc., Class A (a)                            289          6,185
Oxford Industries, Inc. (a)                                  246         10,160
Phillips Van Heusen Corp.                                    465         12,555
Polo Ralph Lauren Corp., Class A                           1,380         58,788
Quaker Fabric Corp.                                          551          3,086
Quiksilver, Inc. *                                           824         24,547
Reebok International, Ltd.                                   789         34,716
Russell Corp.                                                498          9,701
Skechers United States of America, Inc.,
 Class A *                                                   596          7,724
Stage Stores, Inc. *                                         262         10,878
Stride Rite Corp.                                            754          8,422
The Gymboree Corp. *                                         426          5,461
Timberland Company, Class A *                                486         30,458
Unifi, Inc. * (a)                                          1,144          4,382
Unifirst Corp. (a)                                           173          4,892
VF Corp.                                                   1,502         83,181

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------    -----------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Warnaco Group, Inc. *                                 662       $    14,299
Wellman, Inc. (a)                                     629             6,724
Weyco Group, Inc.                                     148             6,555
Wolverine World Wide, Inc.                            570            17,909
                                                                -----------
                                                                  1,360,455
AUTO PARTS - 0.41%
Aftermarket Technology Corp. *                        386             6,215
American Axle & Manufacturing Holdings, Inc.          701            21,493
Arvinmeritor, Inc.                                    941            21,050
AutoZone, Inc. *                                    1,144           104,459
BorgWarner, Inc.                                      758            41,061
Collins & Aikman Corp. * (a)                        1,491             6,501
CSK Auto Corp. *                                      668            11,182
Dana Corp.                                          2,077            35,994
Delphi Corp. (a)                                    7,748            69,887
Federal Signal Corp. (a)                              714            12,609
Gentex Corp. (a)                                    1,062            39,315
Genuine Parts Company                               2,350           103,541
Johnson Controls, Inc.                              2,589           164,246
Keystone Automotive Industries, Inc. *                274             6,371
Lear Corp.                                            921            56,190
LKQ Corp. *                                           318             6,382
Modine Manufacturing Company                          522            17,628
Noble International, Ltd.                             200             4,078
O'Reilly Automotive, Inc. * (a)                       762            34,328
Pep Boys - Manny, Moe & Jack (a)                      816            13,929
R & B, Inc. *                                         317             7,922
Raytech Corp. *                                     1,371             2,523
Sports Resorts International, Inc. * (a)            1,065             3,067
Standard Motor Products, Inc., Class A (a)            425             6,715
Superior Industries International, Inc. (a)           361            10,487
TBC Corp. *                                           343             9,535
Tower Automotive, Inc. * (a)                          967             2,311
TRW Automotive Holdings Corp. *                     1,425            29,498
Visteon Corp.                                       1,823            17,811
                                                                -----------
                                                                    866,328
AUTO SERVICES - 0.07%
ADESA, Inc.                                         1,333            28,286
AutoNation, Inc. *                                  3,650            70,116
Copart, Inc. *                                      1,281            33,716
Dollar Thrifty Automotive Group, Inc. *               368            11,114
Lithia Motors, Inc., Class A                          305             8,180
Midas, Inc. *                                         324             6,480
                                                                -----------
                                                                    157,892
AUTOMOBILES - 0.44%
Dura Automotive Systems, Inc. *                       400             4,332
Ford Motor Company                                 24,476           358,329
General Motors Corp. (a)                            7,806           312,708
Marine Products Corp. (a)                             439            11,462
Monaco Coach Corp. (a)                                431             8,866
Monro Muffler Brake, Inc. *                           274             6,932
PACCAR, Inc.                                        2,429           195,486
Tenneco Automotive, Inc. *                            655            11,292
United Auto Group, Inc. (a)                           642            18,997
                                                                -----------
                                                                    928,404

BANKING - 6.45%
1st Source Corp. (a)                                  359             9,158
ABC Bancorp. (a)                                      365             7,665
Alabama National BanCorp                              231            14,900
Amcore Financial, Inc.                                390            12,550
American National Bankshares, Inc. (a)                410             9,926
AmSouth Bancorp.                                    4,841           125,382
Anchor BanCorp Wisconsin, Inc.                        381            11,106
Associated Banc-Corp.                               1,486            49,350
Astoria Financial Corp.                             1,028            41,089
Banc Corp. (a)                                        781             6,435
Bancorpsouth, Inc.                                  1,007            24,541
BancTrust Financial Group, Inc. (a)                   449            11,050
Bank Granite Corp. (a)                                340             7,106
Bank Mutual Corp.                                   1,140            13,874
Bank of America Corp.                              56,311         2,646,054
Bank of Hawaii Corp.                                  705            35,772
Bank of New York Company, Inc.                     10,639           355,555
BankAtlantic Bancorp, Inc., Class A                   862            17,154
Banknorth Group, Inc.                               2,307            84,436
BankUnited Financial Corp., Class A *                 474            15,144
Banner Corp.                                          271             8,452
BB&T Corp.                                          7,588           319,075
BCSB Bankcorp, Inc. (a)                               420             7,035
BOK Financial Corp.                                   791            38,569
Boston Private Financial Holdings, Inc.               385            10,845
Bostonfed Bancorp Inc. (a)                            177             8,013
Brookline Bancorp, Inc. (a)                           825            13,464
Bryn Mawr Bank Corp. (a)                              314             6,905
California First National Bancorp                     400             4,996
Camco Financial Corp.                                 502             7,731
Capital City Bank Group, Inc. (a)                     243            10,157
Capital Corp of the West                              157             7,379
Capitol Bancorp, Ltd. (a)                             247             8,699
Capitol Federal Financial (a)                       1,023            36,828
Cardinal Financial Corp. * (a)                        563             6,277
Cascade Financial Corp.                               375             7,050
Cathay Bancorp, Inc.                                  704            26,400
Cavalry BanCorp, Inc. (a)                             397             8,841
Center Bancorp, Inc. (a)                              353             4,628
Central Coast Bancorp (a)                             367             8,474
Central Pacific Financial Corp.                       396            14,323
Century Bancorp, Inc.                                 230             6,785
CFS Bancorp, Inc. (a)                                 637             9,090
Charter Financial Corp. (a)                           348            15,267
Chemical Financial Corp.                              345            14,807
Chittenden Corp.                                      603            17,324
Citizens Banking Corp. (a)                            604            20,747
City Bank Lynwood Washington (a)                      223             8,061

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                  ----------    -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
City National Corp.                                   616       $    43,520
Coastal Financial Corp. (a)                           464             8,890
CoBiz, Inc. (a)                                       480             9,744
Colonial Bancgroup, Inc.                            1,812            38,469
Columbia Banking System, Inc.                         315             7,872
Comerica, Inc.                                      2,309           140,895
Commerce Bancorp, Inc. (a)                          1,040            66,976
Commerce Bancshares, Inc.                             875            43,925
Commercial Bankshares, Inc.                           334            12,859
Commercial Federal Corp.                              540            16,043
Community Banks, Inc. (a)                             248             6,984
Community Trust Bancorp, Inc.                         283             9,158
Compass Bancshares, Inc.                            1,669            81,230
Corus Bankshares, Inc.                                398            19,108
Cullen Frost Bankers, Inc.                            657            31,930
CVB Financial Corp. (a)                               728            19,336
Digital Insight Corp. *                               491             9,034
Dime Community Bancorp, Inc.                          619            11,086
Doral Financial Corp.                               1,468            72,299
East West Bancorp, Inc.                               696            29,204
Eastern Virginia Bankshares, Inc. (a)                 236             6,141
ESB Financial Corp. (a)                               543             7,846
Exchange National Bancshares, Inc. (a)                233             6,727
Farmers Capital Bank Corp. (a)                        224             9,229
FFLC Bancorp, Inc. (a)                                329            11,548
Fidelity Bankshares, Inc.                             272            11,631
Fidelity Southern Corp.                               497             9,443
Fifth Third Bancorp                                 7,668           362,543
Financial Institutions, Inc.                          261             6,068
First Albany Companies, Inc. (a)                      528             5,122
First BanCorp Puerto Rico                             554            35,185
First Charter Corp. (a)                               494            12,928
First Citizens Bancshares, Inc.                       121            17,938
First Commonwealth Financial Corp. (a)              1,014            15,605
First Community Bancorp                               225             9,608
First Defiance Financial Corp.                        283             8,057
First Financial BanCorp                               728            12,740
First Financial Bankshares, Inc.                      249            11,158
First Financial Holdings, Inc. (a)                    299             9,789
First Horizon National Corp.                        1,618            69,752
First Indiana Corp. (a)                               355             7,991
First M&F Corp. (a)                                   245             8,293
First Merchants Corp.                                 309             8,745
First Midwest Bancorp, Inc.                           614            22,282
First National Bankshares of Florida, Inc. (a)        693            16,563
First Niagara Financial Group, Inc. (a)             1,103            15,387
First Oak Brook Bancshares, Inc., Class A             257             8,329
First of Long Island Corp. (a)                        152             7,668
First Place Financial Corp.                           338             7,568
First Republic Bank (a)                               220            11,660
First South Bancorp, Inc. (a)                         295             7,564
First United Corp. (a)                                362             7,526
Firstfed Financial Corp. *                            235            12,189
FirstMerit Corp.                                    1,119            31,880
Flag Financial Corp. (a)                              571             8,639
Flagstar Bancorp, Inc. (a)                            785            17,741
Flushing Financial Corp.                              443             8,887
FMS Financial Corp. (a)                               366             7,503
FNB Corp. of North Carolina (a)                       330             6,293
FNB. Corp. (a)                                        664            13,519
Foothill Independent Bancorp (a)                      427            10,026
Frontier Financial Corp.                              298            11,506
German American Bancorp (a)                           476             7,664
Glacier Bancorp, Inc.                                 381            12,969
Gold Banc Corp., Inc.                                 611             8,933
Golden West Financial Corp.                         4,186           257,104
Greater Bay Bancorp (a)                               691            19,265
Greater Community Bancorp (a)                         531             8,719
Hancock Holding Company                               480            16,061
Hanmi Financial Corp. (a)                             439            15,778
Harleysville National Corp. (a)                       408            10,853
Heritage Commerce Corp. *                             521             9,909
Heritage Financial Corp.                              390             8,627
Hibernia Corp., Class A                             2,076            61,263
HMN Financial, Inc.                                   236             7,576
Home Federal Bancorp                                  372             9,381
Hudson City Bancorp, Inc. (a)                       2,567            94,517
Hudson River Bancorp, Inc.                            499             9,875
Hudson United Bancorp                                 556            21,895
Huntington Bancshares, Inc.                         3,093            76,645
Independence Community Bank Corp.                   1,095            46,625
Independent Bank Corp. - MA                           276             9,315
Independent Bank Corp. - MI                           344            10,262
Integra Bank Corp.                                    351             8,112
Interchange Financial Services Corp.                  295             7,646
Investors Financial Services Corp.                    920            45,982
Irwin Financial Corp. (a)                             383            10,873
Jefferson Bancshares, Inc. (a)                        536             7,048
KeyCorp                                             5,572           188,891
KNBT Bancorp, Inc.                                    504             8,518
LSB Bancshares, Inc. (a)                              432             7,236
M&T Bank Corp.                                      1,617           174,377
MAF Bancorp, Inc.                                     406            18,197
Main Street Banks, Inc. (a)                           309            10,793
Marshall & Ilsley Corp.                             3,036           134,191
MB Financial, Inc.                                    404            17,029
Mercantile Bankshares Corp.                         1,020            53,244
Merchants Bancshares, Inc.                            286             8,294
Mid-State Bancshares (a)                              367            10,515
Midwest Banc Holdings, Inc. (a)                       364             7,961
Mutualfirst Financial, Inc. (a)                       351             8,547
Nara Bancorp, Inc. (a)                                396             8,423
NASB Financial, Inc. (a)                              172             6,873
National City Corp.                                 9,183           344,822

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST(FORMELY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST(CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT        VALUE
                                             ---------    -----------
COMMON STOCKS (CONTINUED)

BANKING(CONTINUED)
National Penn Bancshares, Inc. (a)                 698    $    19,335
Netbank, Inc. (a)                                  714          7,433
New York Community Bancorp, Inc. (a)             3,637         74,813
Newalliance Bancshares, Inc.                     1,611         24,648
Newmil Bancorp, Inc. (a)                           243          7,606
North Fork Bancorporation, Inc.                  6,378        184,005
Northern States Financial Corp. (a)                346         10,726
Northern Trust Corp.                             2,973        144,428
Northrim Bancorp, Inc.                             297          6,980
Northwest Bancorp, Inc.                            705         17,688
Ohio Valley Banc Corp.                             273          8,873
Old National Bancorp (a)                           919         23,765
Omega Financial Corp. (a)                          271          9,290
Oriental Financial Group, Inc. (a)                 340          9,623
PAB Bankshares, Inc. (a)                           466          6,109
Pacific Capital Bancorp                            645         21,924
Pamrapo Bancorp, Inc.                              313          7,740
Park National Corp. (a)                            173         23,442
Parkvale Financial Corp. (a)                       310          8,925
Partners Trust Financial Group, Inc. (a)           817          9,518
Peapack Gladstone Financial Corp. (a)              222          7,004
Pennrock Financial Services Corp.                  250          9,728
Peoples Bancorp                                    352          7,480
People's Bank Corp.                              1,365         53,085
Peoples Financial Corp.                            446          8,056
PFF Bancorp, Inc.                                  251         11,629
Popular, Inc.                                    3,665        105,662
Princeton National Bancorp, Inc.                   376         10,833
PrivateBankcorp, Inc. (a)                          316         10,185
Prosperity Bancshares, Inc.                        331          9,669
Provident Bancorp, Inc.                            752          9,919
Provident Bankshares Corp.                         487         17,712
Provident Finacial Services                        973         18,847
R & G Financial Corp., Class B                     426         16,563
Rainier Pacific Financial Group, Inc.              372          6,659
Redwood Empire Bancorp                             348         10,301
Regions Financial Corp.                          6,343        225,747
Republic Bancorp, Inc., Class A (a)                326          8,378
Republic Bancorp, Inc.                           1,091         16,670
Riggs National Corp. (a)                           447          9,503
Riverview Bancorp, Inc. (a)                        453         10,038
S & T Bancorp, Inc. (a)                            395         14,888
S.Y. Bancorp, Inc.                                 284          6,844
Sandy Spring Bancorp, Inc. (a)                     257          9,851
Santander Bancorp                                  664         20,026
Savannah Bancorp, Inc. (a)                         373          9,978
Security Bank Corp.                                202          8,080
Shore Bancshares, Inc. (a)                         183          6,641
Silicon Valley Bancshares *                        500         22,410
Simmons First National Corp., Class A (a)          281          8,135
Sky Financial Group, Inc.                        1,378         39,507
South Financial Group, Inc.                        953         31,001
Southwest BanCorp of Texas, Inc.                   948         22,079
Southwest Bancorp, Inc.                            372          9,107
Sovereign Bancorp, Inc.                          4,700        105,985
State Bancorp, Inc.                                290          7,975
Sterling Bancorp                                   349          9,859
Sterling Bancshares, Inc.                          720         10,274
Sterling Financial Corp.                           366         10,493
Sterling Financial Corp. *                         399         15,665
Summit Bankshares, Inc. (a)                        246          9,225
Sun Bancorp, Inc. of New Jersey                    293          7,319
SunTrust Banks, Inc.                             4,908        362,603
Susquehanna Bancshares, Inc.                       589         14,696
TCF Financial Corp.                              1,890         60,745
Texas Regional Bancshares, Inc., Class A           685         22,386
TrustCo Bank Corp. (a)                           1,171         16,148
Trustmark Corp.                                    759         23,582
UCBH Holdings, Inc.                                608         27,859
Umpqua Holdings Corp. (a)                          587         14,798
UnionBanCal Corp.                                1,996        128,702
United Bankshares, Inc.                            575         21,936
United Community Banks, Inc. (a)                   552         14,865
Unizan Financial Corp.                             349          9,196
US Bancorp                                      26,049        815,855
Valley National Bancorp (a)                      1,223         33,816
Virginia Commerce Bancorp, Inc. (a)                228          6,457
W Holding Company, Inc.                          1,511         34,654
Wachovia Corp.                                  22,216      1,168,562
Washington Federal, Inc.                           982         26,062
Washington Trust Bancorp, Inc.                     304          8,910
Waypoint Financial Corp.                           528         14,969
Webster Financial Corp.                            681         34,486
Wells Fargo Company                             23,327      1,449,773
Wesbanco, Inc. (a)                                 335         10,710
West Coast Bancorp                                 358          9,097
Westamerica Bancorporation                         426         24,840
Westfield Financial, Inc.                          288          7,436
WFS Financial, Inc.                                584         29,656
Whitney Holding Corp.                              528         23,755
Willow Grove Bancorp, Inc. (a)                     408          7,732
Wilmington Trust Corp.                             843         30,474
Wintrust Financial Corp.                           285         16,234
Yardville National Bancorp                         248          8,496
Zions BanCorp                                    1,146         77,962
                                                          -----------
                                                           13,693,989
BIOTECHNOLOGY - 1.58%
Affymetrix, Inc. * (a)                             859         31,396
Alfacell Corp. * (a)                               675          2,930
Amgen, Inc. *                                   17,501      1,122,689
Applera Corp. - Celera Genomics Group *          1,082         14,878
Applera Corp.-Applied Biosystems Group           2,757         57,649
Arena Pharmaceuticals, Inc. * (a)                  624          4,175
Axonyx, Inc. * (a)                                 882          5,468

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST(FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST(CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT        VALUE
                                             ---------    -----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Biogen Idec, Inc. *                              4,718    $   314,266
Bio-Rad Laboratories, Inc., Class A *              364         20,883
Bioveris Corp. *                                   600          4,386
Cell Therapeutics, Inc. * (a)                      977          7,953
Cephalon, Inc. * (a)                               784         39,890
Charles River Laboratories
  International, Inc. *                            665         30,597
Chiron Corp. *                                   2,577         85,891
Ciphergen Biosystems, Inc. * (a)                   683          2,937
Corgentech, Inc. * (a)                             458          3,792
Cytokinetics, Inc. * (a)                           449          4,602
Digene Corp. *                                     285          7,453
Discovery Laboratories, Inc. * (a)                 826          6,550
Exelixis, Inc. * (a)                             1,168         11,096
Genentech, Inc.                                 14,404        784,154
Genta, Inc. * (a)                                1,380          2,429
Genvec, Inc. * (a)                               1,546          2,520
Genzyme Corp. *                                  3,439        199,703
Geron Corp. * (a)                                  804          6,408
GTx, Inc. * (a)                                    453          6,111
Harvard Bioscience, Inc. *                         626          2,898
Human Genome Sciences, Inc. *                    1,858         22,333
ICOS Corp. * (a)                                   892         25,226
Integra LifeSciences Holdings Corp. * (a)          424         15,658
Intermune, Inc. *                                  523          6,935
Invitrogen Corp. *                                 733         49,206
Kosan Biosciences, Inc. * (a)                      599          4,151
Lexicon Genetics, Inc. * (a)                     1,070          8,298
Martek Biosciences Corp. *                         411         21,043
Medarex, Inc. * (a)                              1,228         13,238
MedImmune, Inc. *                                3,391         91,930
MGI Pharma, Inc.                                 1,010         28,290
Millennium Pharmaceuticals, Inc. *               4,270         51,752
Millipore Corp. *                                  680         33,871
Molecular Devices Corp. *                          257          5,166
Myriad Genetics, Inc. * (a)                        478         10,760
Nabi Biopharmaceuticals *                          898         13,156
Nektar Therapeutics *                            1,230         24,895
Neose Technologies, Inc. * (a)                     585          3,931
Neurocrine Biosciences, Inc. *                     517         25,488
Progenics Pharmaceuticals, Inc. *                  303          5,199
Progress Software Corp. *                          504         11,768
Protein Design Labs, Inc. *                      1,349         27,870
QLT, Inc.-USD *                                    326          5,242
Regeneration Technologies, Inc. * (a)              518          5,429
Serologicals Corp. * (a)                           381          8,428
Sirna Therapeutics, Inc. * (a)                     975          3,081
Tanox, Inc. *                                      650          9,880
Telik, Inc. * (a)                                  658         12,594
Transkaryotic Therapies, Inc. * (a)                557         14,142
Trimeris, Inc. * (a)                               351          4,974
Vion Pharmaceuticals, Inc. * (a)                 1,052          4,934
                                                          -----------
                                                            3,352,572
BROADCASTING - 1.60%
Acme Communications, Inc. * (a)                    524          3,673
Belo Corp., Class A                              1,562         40,987
Citadel Broadcasting Corp. *                     1,725         27,911
Clear Channel Communications, Inc.               8,116        271,805
Cox Radio, Inc., Class A *                         526          8,668
Crown Media Holdings, Inc., Class A * (a)        1,588         13,657
Cumulus Media, Inc., Class A * (a)                 799         12,049
Emmis Communications Corp., Class A *              779         14,949
Entercom Communications Corp. *                    697         25,015
Entravision Communications Corp., Class A *        943          7,874
Fox Entertainment Group, Inc., Class A *         5,785        180,839
Gray Television, Inc.                              739         11,455
Hearst Argyle Television, Inc.                     650         17,147
Journal Communications, Inc.                     1,160         20,961
Liberty Media Corp., Series A                   40,261        442,066
Liberty Media Intional, Inc. *                   2,079         96,112
Mediacom Communications Corp., Class A *         1,802         11,263
New Frontier Media, Inc. *                         489          3,872
News Corp.                                      40,930        763,754
NTN Communications, Inc. * (a)                   1,243          3,965
Paxson Communications Corp. *                    1,269          1,751
Radio One, Inc., Class A *                       1,524         24,536
Regent Communications, Inc. *                      763          4,044
Saga Communications, Inc., Class A *               345          5,813
Salem Communications Corp., Class A *              386          9,631
Sinclair Broadcast Group, Inc., Class A          1,336         12,305
Sirius Satellite Radio, Inc. * (a)              17,495        133,837
Spanish Broadcasting System, Inc., Class A *     1,014         10,708
UnitedGlobalCom, Inc., Class A (a)               5,494         53,072
Univision Communications, Inc., Class A *        4,453        130,339
Viacom, Inc., Class B                           24,007        873,615
Westwood One, Inc. *                             1,296         34,901
World Wrestling Entertainment, Inc., Class A     1,047         12,700
XM Satellite Radio
   Holdings, Inc., Class A * (a)                 2,881        108,383
Young Broadcasting, Inc., Class A * (a)            444          4,689
                                                          -----------
                                                            3,398,346
BUILDING MATERIALS & CONSTRUCTION - 0.27%
American Standard Companies, Inc.                3,017        124,663
Apogee Enterprises, Inc.                           523          7,013
Dycom Industries, Inc. *                           690         21,059
Eagle Materials, Inc. (a)                          266         22,969
ElkCorp                                            301         10,300
Griffon Corp. *                                    440         11,880
Hughes Supply, Inc.                                852         27,562
Lennox International, Inc.                         854         17,379
Levitt Corp., Class A                              311          9,507
LSI Industries, Inc.                               487          5,576
Masco Corp.                                      6,157        224,915

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT        VALUE
                                                   ---------    --------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION
(CONTINUED)
NCI Building Systems, Inc. *                           298      $ 11,175
Perini Corp. *                                         406         6,776
RPM International, Inc.                              1,576        30,984
Trex Company, Inc. * (a)                               213        11,170
U.S. Concrete, Inc. * (a)                              658         5,047
WCI Commmunities, Inc. * (a)                           624        18,346
                                                                --------
                                                                 566,321
BUSINESS SERVICES - 2.50%
ABM Industries, Inc.                                   726        14,317
Activcard Corp. *                                      771         6,862
Acxiom Corp.                                         1,207        31,744
Administaff, Inc. *                                    432         5,448
Advanced Marketing Services, Inc. (a)                  400         4,024
ADVO, Inc.                                             438        15,615
Affiliated Computer Services, Inc., Class A *        1,774       106,777
Alliance Data Systems Corp. *                        1,121        53,225
AMERCO, Inc. * (a)                                     303        13,932
AMR Corp. * (a)                                      2,361        25,853
Answerthink, Inc. *                                    766         3,570
APAC Customer Services, Inc. * (a)                   1,684         2,930
ARAMARK Corp., Class B                               2,525        66,938
Arbitron, Inc. *                                       435        17,043
Automatic Data Processing, Inc.                      8,147       361,319
Banta Corp.                                            354        15,845
BearingPoint, Inc. * (a)                             2,753        22,107
Black Box Corp. (a)                                    250        12,005
Bowne & Company, Inc.                                  570         9,268
Bright Horizons Family Solutions, Inc. *               200        12,952
Brinks Company                                         802        31,695
Cadence Design Systems, Inc. *                       3,751        51,801
Catalina Marketing Corp.                               725        21,482
CDI Corp.                                              308         6,585
Cendant Corp.                                       14,109       329,868
Central Parking Corp. (a)                              547         8,287
Ceridian Corp. *                                     2,029        37,090
Certegy, Inc.                                          887        31,515
Charles River Associates, Inc. * (a)                   164         7,670
ChoicePoint, Inc. *                                  1,221        56,154
Clark, Inc. *                                          296         4,594
Coinstar, Inc. * (a)                                   330         8,854
Compucredit Corp. *                                    684        18,701
Computer Sciences Corp. *                            2,581       145,491
Convergys Corp. *                                    1,920        28,781
Corillian Corp. *                                      747         3,675
Cornell Corrections, Inc. * (a)                        324         4,918
Corporate Executive Board Company                      539        36,081
CoStar Group, Inc. *                                   270        12,469
CSG Systems International, Inc. *                      728        13,614
Deluxe Corp.                                           695        25,944
DiamondCluster International, Inc., Class A *          557         7,982
Digimarc Corp. * (a)                                   380         3,542
DST Systems, Inc. *                                  1,157        60,303
Dun & Bradstreet Corp. *                               978        58,338
eFunds Corp. *                                         688        16,519
Electro Rent Corp.                                     473         6,731
Electronic Arts, Inc. *                              4,111       253,566
Electronic Data Systems Corp.                        7,019       162,139
Ennis Business Forms, Inc.                             366         7,045
Entrust Technologies, Inc. *                         1,256         4,760
Equifax, Inc.                                        1,916        53,840
Euronet Worldwide, Inc. *                              492        12,802
FactSet Research Systems, Inc. (a)                     440        25,714
Fair Isaac Corp. (a)                                   966        35,433
First Consulting Group *                               695         4,246
First Data Corp.                                    11,869       504,907
Fluor Corp.                                          1,146        62,468
Forrester Research, Inc. *                             379         6,799
FTI Consulting, Inc. * (a)                             580        12,221
Gartner Group, Inc., Class A * (a)                   1,616        20,135
Geo Group, Inc. *                                      205         5,449
Gevity HR, Inc.                                        410         8,430
Global Payments, Inc. (a)                              523        30,616
GP Strategies Corp. *                                  526         3,919
GSI Commerce, Inc. *                                   634        11,273
Harte-Hanks, Inc.                                    1,207        31,358
Healthcare Services Group, Inc.                        397         8,273
Heidrick & Struggles International, Inc. * (a)         308        10,555
Hewitt Associates, Inc. *                            1,595        51,056
Hudson Highland Group, Inc. * (a)                      200         5,760
ICT Group, Inc. * (a)                                  353         3,428
Informatica Corp. *                                  1,289        10,467
Insight Enterprises, Inc. *                            711        14,590
Integrated Alarm Services Group * (a)                  531         2,905
Intervoice Brite, Inc. * (a)                           601         8,023
Iron Mountain, Inc.                                  1,805        55,034
Jackson Hewitt Tax Service, Inc.                       518        13,079
Jacobs Engineering Group, Inc. *                       742        35,460
John H. Harland Company (a)                            392        14,151
Kanbay International, Inc. * (a)                       473        14,805
Kelly Services, Inc., Class A                          482        14,547
Kforce.com, Inc. *                                     664         7,370
Korn/Ferry International *                             556        11,537
Labor Ready, Inc. * (a)                                597        10,101
Lightbridge, Inc. *                                    551         3,328
Manpower, Inc.                                       1,234        59,602
MAXIMUS, Inc. *                                        296         9,212
McGrath Rentcorp                                       204         8,896
Mobius Management Systems, Inc. * (a)                  437         3,170
Moody's Corp.                                        2,048       177,869
MPS Group, Inc. *                                    1,511        18,525
Navigant Consulting Company *                          676        17,982
NCO Group, Inc. *                                      453        11,710
NCR Corp. *                                          1,298        89,861

 The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                      ---------   ----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Paxar Corp. *                                             554     $   12,282
Paychex, Inc.                                           5,179        176,500
PDI, Inc. *                                               217          4,835
Perot Systems Corp., Class A *                          1,633         26,177
Pitney Bowes, Inc.                                      3,118        144,301
Pre-Paid Legal Services, Inc. (a)                         241          9,050
PRG-Schultz International, Inc. * (a)                   1,033          5,196
Quest Software, Inc. *                                  1,342         21,405
R.H. Donnelley Corp. *                                    432         25,510
R.R. Donnelley & Sons Company                           3,047        107,529
Rent-Way, Inc. * (a)                                      584          4,678
Resource America, Inc.                                    344         11,180
Resources Connection, Inc. * (a)                          333         18,085
Rewards Network, Inc. *                                   440          3,080
Reynolds & Reynolds Company, Class A                    1,047         27,756
Robert Half International, Inc.                         2,391         70,367
Rollins, Inc.                                             682         17,950
Scansource, Inc. *                                        180         11,189
Seachange International, Inc. * (a)                       388          6,767
Service Master Company                                  4,020         55,436
SFBC International, Inc.                                  223          8,808
Sirva, Inc. *                                           1,002         19,258
SITEL Corp. *                                           1,402          3,449
SM&A * (a)                                                455          3,882
Sonicwall, Inc. *                                       1,066          6,737
Sothebys Holdings, Inc., Class A *                        944         17,143
Source Interlink Companies *                              503          6,680
SOURCECORP, Inc. *                                        262          5,007
Spherion Corp. *                                          943          7,921
SRA International, Inc., Class A *                        355         22,791
StarTek, Inc. (a)                                         213          6,060
SunGuard Data Systems, Inc. *                           3,956        112,073
Surmodics, Inc. * (a)                                     282          9,168
Synnex Corp. *                                            413          9,937
Syntel, Inc. (a)                                          615         10,787
Sypris Solutions, Inc.                                    331          5,068
TALX Corp. (a)                                            222          5,725
Teletech Holdings, Inc. * (a)                           1,111         10,766
TETRA Technologies, Inc. *                                808         13,526
The BISYS Group, Inc. *                                 1,687         27,751
The Titan Corp. *                                       1,170         18,954
Total Systems Services, Inc. (a)                        2,717         66,023
TRC Companies, Inc. * (a)                                 269          4,573
Tyler Technologies, Inc. *                                679          5,676
Unisys Corp. *                                          4,540         46,217
URS Corp. *                                               610         19,581
Valassis Communications, Inc. *                           712         24,927
VERITAS Software Corp. *                                5,989        170,986
Viad Corp.                                                316          9,003
Volt Information Sciences, Inc. *                         246          7,230
Waste Industries USA                                      451          5,592
Watson Wyatt & Company Holdings                           456         12,289
West Corp. * (a)                                          956         31,653
Wind River Systems, Inc. *                              1,195         16,192
Wireless Facilities, Inc. * (a)                         1,028          9,704
Zhone Technologies, Inc. * (a)                          1,493          3,867
Zomax Optical Media, Inc. *                               941          3,867
                                                                  ----------
                                                                   5,317,018

CABLE AND TELEVISION - 1.31%
Cablevision Systems New York Group, Class A *           4,327        107,742
Charter Communications, Inc., Class A * (a)             4,516         10,116
Comcast Corp., Class A *                               31,079      1,034,309
EchoStar Communications Corp., Class A                  3,001         99,753
Insight Communications Company, Inc.,
   Class A * (a)                                          935          8,667
Lin TV Corp. *                                            355          6,781
LodgeNet Entertainment Corp. *                            411          7,271
The DIRECTV Group, Inc. *                              19,178        321,040
Time Warner Telecom, Inc., Class A *                    1,758          7,665
Time Warner, Inc. *                                    60,832      1,182,574
TiVo, Inc. * (a)                                        1,221          7,167
                                                                  ----------
                                                                   2,793,085

CELLULAR COMMUNICATIONS - 0.58%
AirGate PCS, Inc. * (a)                                   230          8,188
Alamosa Holdings, Inc. * (a)                            1,441         17,969
Dobson Communications Corp., Class A *                  2,172          3,736
Motorola, Inc.                                         32,495        558,914
Nextel Communications, Inc., Class A *                 14,940        448,200
Nextel Partners, Inc., Class A *                        2,598         50,765
Novatel Wireless, Inc * (a)                               409          7,927
RF Micro Devices, Inc. * (a)                            2,651         18,133
Telephone & Data Systems, Inc.                            772         59,405
UbiquiTel, Inc. * (a)                                   1,551         11,043
US Unwired, Inc., Class A *                             2,199         10,555
Western Wireless Corp., Class A *                       1,303         38,178
                                                                  ----------
                                                                   1,233,013

CHEMICALS - 1.42%
A. Schulman, Inc.                                         464          9,934
Aceto Corp.                                               300          5,712
Air Products & Chemicals, Inc.                          3,126        181,214
Airgas, Inc.                                            1,038         27,517
Albany Molecular Research, Inc. *                         531          5,915
Albemarle Corp.                                           566         21,910
American Vanguard Corp. (a)                               166          6,105
Arch Chemicals, Inc.                                      357         10,274
Ashland, Inc.                                             920         53,710
Cabot Corp.                                               825         31,911
Cabot Microelectronics Corp. * (a)                        341         13,657
Calgon Carbon Corp. (a)                                   786          7,137
Cambrex Corp.                                             398         10,786
Crompton Corp.                                          1,743         20,567
Cytec Industries, Inc.                                    521         26,790
Dow Chemical Company                                   13,088        647,987
E.I. Du Pont De Nemours & Company                      13,776        675,713

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                      ---------   ----------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Eastman Chemical Company                                1,067     $   61,598
Engelhard Corp.                                         1,635         50,145
Ferro Corp.                                               583         13,520
FMC Corp. *                                               502         24,247
Georgia Gulf Corp.                                        460         22,908
Glenayre Technologies, Inc. * (a)                       1,413          3,080
Great Lakes Chemical Corp.                                689         19,630
H.B. Fuller Company                                       400         11,404
Hawkins, Inc.                                             572          6,772
Hercules, Inc. *                                        1,577         23,418
Kronos Worldwide, Inc. (a)                                749         30,522
Landec Corp. * (a)                                        585          4,001
Lubrizol Corp.                                            874         32,216
Lyondell Chemical Company                               3,408         98,559
MacDermid, Inc.                                           449         16,209
Material Sciences Corp. *                                 400          7,196
Minerals Technologies, Inc.                               255         17,008
Newmarket Corp. *                                         309          6,149
Nl Industries, Inc.                                       760         16,796
Olin Corp.                                                977         21,514
OM Group, Inc. *                                          407         13,195
Omnova Solutions, Inc. *                                  859          4,828
Penford Corp.                                             320          5,034
Polyone Corp. *                                         1,445         13,092
PPG Industries, Inc.                                    2,299        156,700
Praxair, Inc.                                           4,520        199,558
Quaker Chemical Corp.                                     241          5,986
Rohm & Haas Company                                     3,070        135,786
Sigma-Aldrich Corp.                                       903         54,595
Techne Corp. *                                            589         22,912
Terra Industries, Inc. * (a)                            1,208         10,727
Terra Nitrogen Company, LP                                296          6,604
The Scotts Company, Class A *                             430         31,614
Valence Technology, Inc. * (a)                          1,474          4,584
Valhi, Inc.                                             1,696         27,289
Valspar Corp.                                             675         33,757
W. R. Grace & Company * (a)                             1,116         15,189
Westlake Chem Corp.                                       890         29,726
                                                                  ----------
                                                                   3,014,907

COAL - 0.09%
Arch Coal, Inc.                                           714         25,376
CONSOL Energy, Inc.                                     1,210         49,671
Massey Energy Company                                   1,032         36,068
Peabody Energy Corp.                                      817         66,103
Penn Virginia Resource Partners LP (a)                    194         10,107
                                                                  ----------
                                                                     187,325

COLLEGES & UNIVERSITIES - 0.16%
Apollo Group, Inc., Class A *                           2,691        217,191
Career Education Corp. *                                1,430         57,200
Corinthian Colleges, Inc. (a)                           1,268         23,895
DeVry, Inc. * (a)                                         981         17,030
ITT Educational Services, Inc. *                          634         30,147
                                                                  ----------
                                                                     345,463

COMMERCIAL SERVICES - 0.02%
Blue Nile, Inc. * (a)                                     264          7,292
Cenveo, Inc. *                                          1,105          3,426
Chemed Corp.                                              185         12,415
Providence Service Corp. * (a)                            245          5,138
Proxymed, Inc. * (a)                                      316          3,103
TNS, Inc. *                                               424          9,264
Vertrue, Inc. * (a)                                       200          7,554
                                                                  ----------
                                                                      48,192

COMPUTERS & BUSINESS EQUIPMENT - 3.61%
3Com Corp. *                                            5,508         22,968
ADE Corp. * (a)                                           240          4,493
Advanced Digital Information Corp. *                      956          9,579
Aether Systems, Inc. * (a)                                938          3,142
Agilysys, Inc. (a)                                        516          8,844
Anteon International Corp. *                              477         19,967
Apple Computer, Inc. *                                  5,290        340,676
Applied Films Corp. *                                     208          4,485
Avanex Corp. * (a)                                      2,075          6,868
Benchmark Electronics, Inc. *                             575         19,608
Brocade Communications Systems, Inc. * (a)              3,652         27,901
Brooks Automation, Inc. *                                 657         11,314
CACI International, Inc., Class A *                       398         27,116
CDW Corp.                                               1,158         76,833
Cogent, Inc. *                                          1,080         35,640
Cognizant Technology Solutions Corp., Class A           1,844         78,057
Computer Network Technology Corp. * (a)                   539          3,827
Concurrent Computer Corp. * (a)                         1,416          4,050
Cray, Inc. * (a)                                        1,309          6,100
Datastream Systems, Inc. *                                507          3,514
Dell, Inc. *                                           34,875      1,469,633
Diebold, Inc.                                             942         52,498
Digi International, Inc. *                                402          6,910
Dot Hill Systems Corp. *                                  642          5,033
Echelon Corp. * (a)                                       621          5,241
Electronics For Imaging, Inc. *                           728         12,674
EMC Corp. *                                            33,469        497,684
EMS Technologies, Inc. *                                  235          3,906
Enterasys Networks, Inc. *                              3,428          6,170
Extreme Networks, Inc. *                                1,695         11,102
Falconstor Software, Inc. * (a)                           763          7,302
FileNET Corp. *                                           569         14,657
Foundry Networks, Inc. *                                1,904         25,057
FSI International, Inc. *                                 583          2,723
Gateway, Inc. *                                         5,182         31,144
General Binding, Corp. *                                  307          4,034
Gerber Scientific, Inc. *                                 638          4,855
GTECH Holdings Corp.                                    1,624         42,143
Helix Technology Corp. (a)                                428          7,443
Henry, Jack & Associates, Inc.                          1,258         25,047

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                      ---------   ----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Hewlett-Packard Company                                42,171     $  884,326
Hypercom Corp. * (a)                                      833          4,931
Infocus Corp. *                                           637          5,835
Ingram Micro, Inc., Class A *                           2,156         44,845
Intergraph Corp. * (a)                                    553         14,892
International Business Machines Corp.                  23,758      2,342,064
Iomega Corp. * (a)                                      1,028          5,695
Ixia *                                                    938         15,768
Komag Inc. *                                              399          7,493
Kronos, Inc. *                                            440         22,497
Lexar Media, Inc. * (a)                                 1,156          9,063
Lexmark International, Inc. *                           1,774        150,790
Liveperson, Inc. *                                        898          2,820
Maxtor Corp. *                                          3,491         18,502
Merge Technologies, Inc. * (a)                            238          5,296
Micros Systems, Inc. *                                    272         21,232
Mindspeed Technologies, Inc. * (a)                      1,706          4,743
Mobility Electronics, Inc. *                              500          4,290
MTS Systems Corp.                                         366         12,374
National Instruments Corp. (a)                          1,079         29,403
Netscout Systems, Inc. *                                  668          4,663
Network Appliance, Inc. *                               4,998        166,034
Nuance Communications, Inc. *                             758          3,138
Oplink Communications, Inc. * (a)                       2,709          5,337
Overland Storage, Inc. *                                  279          4,657
Palmone, Inc. * (a)                                       692         21,833
PEC Solutions, Inc. *                                     441          6,249
Phoenix Technology, Ltd. *                                619          5,113
Pinnacle Systems, Inc. *                                1,123          6,850
Plexus Corp. *                                            624          8,118
Pomeroy Computer Resources, Inc. *                        323          4,913
Quantum Corp. * (a)                                     2,897          7,590
Radiant Systems, Inc. *                                   657          4,277
RadiSys Corp. * (a)                                       302          5,904
Rimage Corp. *                                            297          4,770
Sandisk Corp.                                           2,266         56,582
SCM Microsystems, Inc. * (a)                              531          2,591
Seagate Technology, Inc. (a)                            6,383        110,234
SI International, Inc. * (a)                              200          6,152
Silicon Graphics, Inc. * (a)                            4,325          7,482
Silicon Storage Technology, Inc. * (a)                  1,377          8,193
Simpletech, Inc. *                                        881          4,053
Sonic Solutions * (a)                                     351          7,876
Standard Microsystems Corp. *                             294          5,242
Storage Technology Corp. *                              1,539         48,648
Stratasys, Inc. * (a)                                     177          5,940
Sun Microsystems, Inc. *                               46,199        248,551
Sybase, Inc. *                                          1,314         26,214
Sykes Enterprises, Inc. *                                 711          4,941
Synaptics, Inc. *                                         376         11,498
Tech Data Corp. *                                         791         35,911
Transact Technologies, Inc. (a)                           201          4,293
Transmeta Corp. * (a)                                   2,886          4,704
Trident Microsystems, Inc. * (a)                          393          6,571
Tripath Technology, Inc. * (a)                          1,148          1,435
Virage Logic Corp. *                                      440          8,171
Western Digital Corp. *                                 2,959         32,076
Witness Systems, Inc. *                                   374     $    6,530
Xerox Corp. *                                          11,637        197,945
Xybernaut Corp. * (a)                                   3,188          3,921
                                                                  ----------
                                                                   7,672,297

CONSTRUCTION & MINING EQUIPMENT - 0.08%
A.S.V., Inc. * (a)                                        217         10,394
Astec Industries, Inc. *                                  387          6,660
Buckeye Partners, LP (a)                                  463         19,594
Bucyrus International, Inc., Class A                      309         12,558
Carbo Ceramics, Inc.                                      239         16,491
Dril-Quip, Inc. *                                         375          9,098
Kaman Corp., Class A                                      486          6,148
Layne Christensen Company * (a)                           393          7,133
Matrix Service Company * (a)                              332          2,676
National Oilwell, Inc. * (a)                            1,179         41,607
Parker Drilling Company *                               1,854          7,286
Rowan Companies, Inc. *                                 1,441         37,322
                                                                  ----------
                                                                     176,967

CONSTRUCTION MATERIALS - 0.24%
Ameron International Corp.                                146          5,533
Applied Industrial Technologies, Inc.                     433         11,864
Clarcor, Inc.                                             355         19,443
Comfort Systems USA, Inc. *                               737          5,660
EMCOR Group, Inc. *                                       202          9,126
Florida Rock Industries, Inc.                             615         36,611
Forest City Enterprises, Inc.                             705         40,573
Granite Construction, Inc.                                606         16,120
JLG Industries, Inc. (a)                                  627         12,308
Lafarge Corp.                                             955         49,011
Martin Marietta Materials, Inc.                           642         34,450
Regal Beloit Corp. (a)                                    381         10,897
Sherwin-Williams Company                                1,997         89,126
Simpson Manufacturing, Inc.                               680         23,732
Standex International Corp.                               279          7,949
Trinity Industries, Inc. (a)                              644         21,948
Universal Forest Products, Inc.                           303         13,150
USG Corp. * (a)                                           609         24,524
Vulcan Materials Company                                1,386         75,689
                                                                  ----------
                                                                     507,714

CONTAINERS & Glass - 0.24%
Ball Corp.                                              1,478         65,003
Bemis Company, Inc.                                     1,443         41,977
Graphic Packaging Corp. * (a)                           2,937         21,146
Greif Brothers Corp., Class A                             324         18,144
Jarden Corp. * (a)                                        382         16,594
Longview Fibre Company                                    798         14,476

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                      ---------   ----------
COMMON STOCKS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Mobile Mini, Inc. * (a)                                   234     $    7,731
Owens-Illinois, Inc. *                                  2,062         46,704
Packaging Corp. of America                              1,494         35,184
Pactiv Corp. *                                          2,163         54,702
Sealed Air Corp. *                                      1,171         62,379
Silgan Holdings, Inc.                                     250         15,240
Smurfit-Stone Container Corp.                           3,548         66,277
Sonoco Products Company                                 1,335         39,583
West Pharmaceutical Services, Inc.                        505         12,640
                                                                  ----------
                                                                     517,780

COSMETICS & TOILETRIES - 1.86%
Alberto Culver Company, Class B                         1,242         60,324
Avon Products, Inc.                                     6,578        254,569
Chattem, Inc. * (a)                                       316         10,460
Colgate-Palmolive Company                               7,315        374,235
Del Labs, Inc. * (a)                                      163          5,664
Elizabeth Arden, Inc. *                                   460         10,920
Estee Lauder Companies, Inc., Class A                   1,665         76,207
Helen Troy, Ltd. *                                        412         13,847
Intermediate Parfums, Inc. (a)                            340          5,406
International Flavors & Fragrances, Inc.                1,266         54,236
Kimberly-Clark Corp.                                    6,815        448,495
Natures Sunshine Products, Inc.                           480          9,773
Nu Skin Enterprises, Inc., Class A                        989         25,101
Playtex Products, Inc. * (a)                            1,159          9,260
Revlon, Inc., Class A *                                 5,448         12,530
The Gillette Company                                   13,884        621,726
The Procter & Gamble Company                           35,541      1,957,598
                                                                  ----------
                                                                   3,950,351

CRUDE PETROLEUM & NATURAL Gas - 1.68%
Amerada Hess Corp.                                      1,202         99,021
Apache Corp.                                            4,513        228,222
Burlington Resources, Inc.                              5,497        239,120
Cabot Oil & Gas Corp., Class A                            465         20,576
Chesapeake Energy Corp.                                 3,685         60,803
ChevronTexaco Corp.                                    29,746      1,561,962
Cimarex Energy Company *                                  587         22,247
Devon Energy Corp.                                      6,656        259,052
EOG Resources, Inc.                                     1,624        115,889
FX Energy, Inc. * (a)                                     750          8,760
Harvest Natural Resources, Inc. *                         541          9,343
Helmerich & Payne, Inc.                                   621         21,139
Hydril *                                                  309         14,063
Newfield Exploration Company *                            818         48,303
Occidental Petroleum Corp.                              5,456        318,412
Patina Oil & Gas Corp.                                    979         36,713
Patterson-UTI Energy, Inc.                              2,306         44,852
Pioneer Natural Resources Company                       2,011         70,586
Plains Exploration & Production Company *               1,091         28,366
Pogo Producing Company                                    860         41,701
Quicksilver Resources, Inc. (a)                           713         26,224
Spinnaker Exploration Company * (a)                       460         16,132
Sunoco, Inc.                                            1,025         83,753
Swift Energy Company *                                    392         11,344
TEPPCO Partners, LP (a)                                   860         33,875
Unit Corp. *                                              658         25,142
XTO Energy, Inc.                                        3,624        128,217
                                                                  ----------
                                                                   3,573,817

DOMESTIC OIL - 0.47%
Berry Petroleum Company, Class A                          368         17,554
Brigham Exploration Company * (a)                         804          7,236
Comstock Resources, Inc. *                                499         11,003
Delta Petroleum Corp. * (a)                               638         10,004
Denbury Resources, Inc. *                                 786         21,576
Dorchester Minerals LP                                    595         14,232
Double Eagle Petroleum & Mining Company * (a)             263          5,080
Encore Aquisition Company *                               484         16,896
Energy Partners, Ltd. * (a)                               468          9,486
EnergySouth, Inc.                                         336          9,421
Enterprise Products Partners LP (a)                     4,439        114,793
Exploration Company * (a)                               1,095          6,910
Forest Oil Corp. *                                        788         24,995
Frontier Oil Corp.                                        364          9,704
Holly Corp. (a)                                           436         12,151
Houston Exploration Company *                             405         22,806
KCS Energy, Inc. *                                        744         10,996
Magnum Hunter Resources, Inc. *                         1,216         15,686
Marathon Oil Corp.                                      4,656        175,112
Maverick Tube Corp. *                                     577         17,483
McMoran Exploration Company * (a)                         430          8,041
Meridian Resource Corp. *                               1,196          7,236
Murphy Oil Corp.                                        1,219         98,069
Noble Energy, Inc. (a)                                    788         48,588
Oil States International, Inc. *                          759         14,641
Range Resources Corp.                                   1,035         21,176
Remington Oil Gas Corp. * (a)                             390         10,628
St. Mary Land & Exploration Company (a)                   410         17,113
Stone Energy Corp. *                                      345         15,556
Sunoco Logistics Partners LP                              199          8,567
Syntroleum Corp. *                                        895          7,187
TETRA Technologies, Inc. *                                348          9,848
Unocal Corp.                                            3,664        158,431
Vintage Petroleum, Inc.                                   985         22,350
Whiting Petroleum Corp. *                                 311          9,408
Williams Clayton Energy, Inc. * (a)                       200          4,580
World Fuel Services Corp. (a)                             171          8,516
                                                                  ----------
                                                                   1,003,059

DRUGS & HEALTH CARE - 0.38%
1 800 Contacts * (a)                                      254          5,588
Abaxis, Inc. * (a)                                        350          5,071
Abiomed, Inc. * (a)                                       530          8,183
Accelrys, Inc.                                            500          3,900
Aksys, Ltd. * (a)                                         669          3,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT      VALUE
                                                      ---------   ----------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Alliance Imaging, Inc. * (a)                              920     $   10,350
ALPHARMA, Inc., Class A                                   753         12,763
Antigenics, Inc. * (a)                                    711          7,195
Ariad Pharmaceuticals, Inc. * (a)                         857          6,367
Arrow International, Inc.                                 631         19,555
Beverly Enterprises, Inc. * (a)                         1,631         14,924
Biomarin Pharmaceutical, Inc. * (a)                     1,049          6,703
Bone Care International, Inc. * (a)                       301          8,383
Candela Corp. (a)                                         438          4,976
Cardiodynamics International Corp. *                      908          4,694
Cell Genesys, Inc. * (a)                                  749          6,067
Closure Medical Corp. *                                   272          5,304
CNS, Inc.                                                 485          6,087
Columbia Laboratories, Inc. * (a)                         858          2,271
Conmed Corp. *                                            456         12,959
Corixa Corp. * (a)                                      1,051          3,826
Curagen Corp. * (a)                                       942          6,745
Curis, Inc. *                                             876          4,573
CV Therapeutics, Inc. * (a)                               503         11,569
D & K Wholesale Drug, Inc.                                304          2,456
Datascope Corp.                                           240          9,526
Dendreon Corp. * (a)                                      891          9,605
Depome, Inc. * (a)                                        747          4,034
Diversa Corp. *                                           736          6,433
DOV Pharmaceutical, Inc. * (a)                            351          6,336
Dyax Corp. *                                              563          4,065
Enzo Biochem, Inc. * (a)                                  518         10,085
Enzon Pharmaceuticals, Inc. * (a)                         666          9,137
Genencor International, Inc. *                            864         14,170
Gentiva Health Services, Inc. *                           452          7,557
Healthextras, Inc. * (a)                                  534          8,704
Hillenbrand Industries, Inc.                              831         46,154
Hollis-Eden Pharmaceuticals, Inc. * (a)                   323          3,043
IDX Systems Corp. *                                       436         15,025
I-Flow Corp. * (a)                                        374          6,818
Illumina, Inc. *                                          768          7,281
ImClone Systems, Inc. *                                 1,160         53,453
Immucor Corp.                                             679         15,963
Immunogen, Inc. *                                         799          7,063
Immunomedics, Inc. * (a)                                1,038          3,155
Impax Laboratories, Inc. * (a)                            869         13,800
Intuitive Surgical, Inc. *                                497         19,890
Invacare Corp. (a)                                        419         19,383
Kos Pharmaceuticals, Inc. * (a)                           522         19,648
K-V Pharmaceutical Company, Class A * (a)                 716         15,788
Landauer, Inc.                                            166          7,586
Luminex Corp. * (a)                                       627          5,568
Mannatech, Inc. (a)                                       481          9,158
Matria Healthcare, Inc. * (a)                             200          7,814
Maxim Pharmaceuticals, Inc. * (a)                         709          2,141
Maxygen, Inc. *                                           623          7,968
Medical Action Inc. * (a)                                 300          5,910
Mentor Corp. (a)                                          613         20,683
Meridian Bioscience, Inc. (a)                             472          8,208
Micro Therapeutics, Inc. * (a)                          1,028          3,855
Molina Healthcare, Inc. *                                 402         18,645
Nanogen, Inc. * (a)                                       731          5,380
NDCHealth Corp.                                           525          9,760
NeoPharm, Inc. * (a)                                      402          5,029
Neurogen Corp. *                                          750          7,020
Nutraceutical International Corp. *                       267          4,114
Ocular Sciences, Inc. *                                   365         17,889
Option Care, Inc.                                         362          6,223
OraSure Technologies, Inc. * (a)                          696          4,677
OrthoLogic Corp. *                                        793          4,956
Parexel International Corp. *                             406          8,242
Perrigo Company                                         1,035         17,874
Pharmacopeia Drug Discovery, Inc. *                       406          2,432
Pharmos Corp. * (a)                                     1,488          2,113
Praecis Pharmaceuticals, Inc. *                         1,001          1,902
Quidel Corp. *                                            691          3,510
Resources Care, Inc. *                                    469          7,138
Savient Pharmaceuticals, Inc. *                         1,443          3,910
Seattle Genetics, Inc. *                                  804          5,250
Sola International, Inc. *                                494         13,605
Synovis Life Technologies, Inc. * (a)                     254          2,746
Theragenics Corp. *                                       799          3,244
Third Wave Technologies, Inc. * (a)                       859          7,387
Vital Signs, Inc.                                         226          8,796
Vivus, Inc. * (a)                                         977          4,348
Zila, Inc. *                                            1,099          4,704
Zymogenetics, Inc. * (a)                                  814         18,722
                                                                  ----------
                                                                     798,852

EDUCATIONAL SERVICES - 0.06%
eCollege.com * (a)                                        324          3,681
Education Management Corp. *                            1,018         33,604
Laureate Education, Inc. *                                639         28,174
Leapfrog Enterprises, Inc., Class A * (a)                 828         11,261
Learning Tree International, Inc. * (a)                   376          5,038
Princeton Review, Inc. *                                  630          3,874
Renaissance Learning, Inc. (a)                            461          8,556
Strayer Education, Inc.                                   195         21,409
Universal Technical Institute, Inc. * (a)                 418         15,934
                                                                  ----------
                                                                     131,531

ELECTRICAL EQUIPMENT - 3.05%
A.O. Smith Corp. (a)                                      393         11,766
Aaon, Inc. *                                              330          5,303
American Power Conversion Corp.                         2,799         59,899
AMETEK, Inc.                                              954         34,029
Anaren, Inc. *                                            384          4,977
Anixter International, Inc.                               512         18,427
Artesyn Technologies, Inc. * (a)                          619          6,995
Audiovox Corp., Class A * (a)                             369          5,823
AVX Corp. (a)                                           2,353         29,648

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
                                                     ---------    ----------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Baldor Electric Company (a)                               490     $   13,490
BEI Technologies, Inc.                                    256          7,905
Bel Fuse, Inc., Class A                                   233          6,827
C & D Technologies, Inc.                                  395          6,731
Cohu, Inc.                                                357          6,626
Cooper Industries, Ltd., Class A                        1,223         83,029
Craftmade International, Inc.                             224          4,417
Dupont Photomasks, Inc. *                                 308          8,134
Emerson Electric Company                                5,825        408,332
Encore Wire Corp. * (a)                                   417          5,559
Excel Technology, Inc. *                                  226          5,876
General Cable Corp. * (a)                                 605          8,379
General Electric Company                              146,140      5,334,110
Genlyte Group, Inc. *                                     217         18,592
Hubbell, Inc., Class B                                    818         42,781
Littelfuse, Inc. *                                        336         11,478
Magnetek, Inc. *                                          644          4,444
Methode Electronics, Inc., Class A                        582          7,479
Metrologic Instruments, Inc. * (a)                        343          7,289
Molex, Inc.                                             2,588         77,640
Penn Engineering & Manufacturing Corp.                    328          5,937
Plug Power, Inc. * (a)                                  1,164          7,112
Powell Industries, Inc. *                                 271          5,011
Power-One, Inc. *                                       1,279         11,409
Preformed Line Products Company                           165          4,782
Rayovac Corp. *                                           499         15,249
Sirf Technology Holdings, Inc. * (a)                      664          8,446
Symbol Technologies, Inc.                               3,363         58,180
Tektronix, Inc.                                         1,184         35,769
Ultralife Batteries, Inc. * (a)                           307          5,971
Universal Electronics, Inc. *                             347          6,107
Vicor Corp.                                               504          6,607
W.H. Brady Company, Class A                               346         21,649
Watsco, Inc.                                              349         12,292
Wesco International, Inc. *                               626         18,555
Wilson Greatbatch Technologies, Inc. *                    305          6,838
                                                                  ----------
                                                                   6,475,899

ELECTRICAL UTILITIES - 2.26%
Allegheny Energy, Inc. * (a)                            1,793         35,340
Allete, Inc.                                              404         14,847
Alliant Corp.                                           1,514         43,300
Ameren Corp.                                            2,612        130,966
American Electric Power Company, Inc.                   5,498        188,801
Avista Corp.                                              725         12,811
Black Hills Corp. (a)                                     432         13,254
Calpine Corp. * (a)                                     6,289         24,779
CenterPoint Energy, Inc.                                4,301         48,601
Central Vermont Public Service Corp.                      332          7,722
CH Energy Group, Inc. (a)                                 270         12,974
Cinergy Corp.                                           2,425        100,953
Cleco Corp.                                               744         15,073
CMS Energy Corp. *                                      2,330         24,349
Consolidated Edison, Inc.                               3,246        142,013
Constellation Energy Group, Inc.                        2,400        104,904
Dominion Resources, Inc.                                4,541        307,607
DPL, Inc.                                               1,798         45,148
DTE Energy Company                                      2,324        100,234
Duke Energy Corp.                                      13,136        332,735
Duquesne Light Holdings, Inc. (a)                       1,097         20,678
Edison International                                    4,559        146,025
El Paso Electric Company *                                760         14,394
Empire District Electric Company                          472         10,705
Entergy Corp.                                           3,100        209,529
Exelon Corp.                                            9,164        403,857
FirstEnergy Corp.                                       4,563        180,284
FPL Group, Inc.                                         2,517        188,146
Great Plains Energy, Inc. (a)                           1,003         30,371
Green Mountain Power Corp.                                290          8,361
Hawaiian Electric Industries, Inc. (a)                  1,103         32,152
IDACORP, Inc.                                             532         16,263
MGE Energy, Inc.                                          342         12,322
Northeast Utilities                                     1,709         32,215
NRG Energy, Inc. *                                      1,389         50,073
NSTAR                                                     674         36,585
OGE Energy Corp.                                        1,204         31,918
Otter Tail Corp. (a)                                      416         10,620
Pepco Holdings, Inc.                                    2,360         50,315
PG&E Corp. *                                            5,845        194,522
Pinnacle West Capital Corp.                             1,214         53,914
PNM Resources, Inc.                                       841         21,269
PPL Corp.                                               2,603        138,688
Public Service Enterprise Group, Inc.                   3,238        167,631
Puget Energy, Inc.                                      1,278         31,567
Quanta Services, Inc. * (a)                             1,692         13,536
Reliant Energy, Inc. *                                  4,245         57,944
Sierra Pacific Resources * (a)                          1,685         17,693
TECO Energy, Inc. (a)                                   2,588         39,700
The AES Corp. *                                         9,168        125,327
The Southern Company                                   10,120        339,222
TXU Corp.                                               4,163        268,763
UIL Holding Corp. (a)                                     262         13,441
Unisource Energy Corp. (a)                                521         12,561
Unitil Corp.                                              356         10,075
Westar Energy, Inc.                                     1,229         28,107
Wisconsin Energy Corp.                                  1,521         51,273
WPS Resources Corp.                                       500         24,980
                                                                  ----------
                                                                   4,801,437

ELECTRONICS - 0.78%
Adaptec, Inc. *                                         1,632         12,387
Adobe Systems, Inc.                                     3,318        208,171
Agilent Technologies, Inc. *                            6,649        160,241
Amphenol Corp., Class A                                 1,225         45,007
Anadigics, Inc. * (a)                                     690          2,588
Analogic Corp.                                            178          7,973

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
                                                     ---------    ----------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Ansoft Corp. *                                            300     $    6,060
Arrow Electronics, Inc. *                               1,566         38,054
August Technology Corp. * (a)                             380          4,001
Avnet, Inc. *                                           1,635         29,822
Belden CDT, Inc. (a)                                      716         16,611
Bell Microproducts, Inc. * (a)                            542          5,214
California Micro Devices Corp. *                          405          2,871
Checkpoint Systems, Inc. *                                542          9,783
CTS Corp. (a)                                             535          7,110
Cubic Corp. (a)                                           390          9,816
Daktronics, Inc. * (a)                                    304          7,567
Digital Theater Systems, Inc. * (a)                       279          5,616
Electro Scientific Industries, Inc. *                     416          8,220
Engineered Support Systems, Inc.                          368         21,793
FEI Company * (a)                                         496         10,416
FLIR Systems, Inc. *                                      476         30,364
Franklin Electric, Inc.                                   328         13,861
Harman International Industries, Inc.                     920        116,840
Hutchinson Technology, Inc. * (a)                         373         12,895
Identix, Inc. * (a)                                     1,352          9,978
II-VI, Inc. (a)                                           221          9,390
Imation Corp.                                             475         15,119
Integrated Silicon Solution, Inc. * (a)                   585          4,797
Intermagnetics General Corp. * (a)                        416         10,571
Itron, Inc. * (a)                                         337          8,058
Jabil Circuit, Inc. *                                   2,747         70,268
Keithley Instruments, Inc.                                241          4,748
Kemet Corp. * (a)                                       1,209         10,821
L-3 Communications Holdings, Inc.                       1,472        107,809
LeCroy Corp. *                                            254          5,928
Medis Technologies, Ltd. * (a)                            476          8,735
Mentor Graphics Corp. *                                 1,008         15,412
Mercury Computer Systems, Inc. *                          327          9,705
Merix Corp. * (a)                                         328          3,779
NVE Corp. * (a)                                           100          2,785
OSI Systems, Inc. * (a)                                   247          5,609
Park Electrochemical Corp.                                315          6,829
Pemstar, Inc. * (a)                                     1,071          1,939
Photon Dynamics, Inc. * (a)                               244          5,924
Planar Systems Inc. * (a)                                 268          3,010
Rogers Corp. *                                            230          9,913
Sanmina-SCI Corp. *                                     7,209         61,060
SBS Technologies, Inc. *                                  284          3,965
Solectron Corp. *                                      13,266         70,708
Stoneridge, Inc. *                                        398          6,022
Superconductor Technologies * (a)                       1,619          2,250
Supertex, Inc. *                                          256          5,555
Sycamore Networks, Inc. *                               3,814         15,485
Synopsys, Inc. *                                        2,135         41,889
Taser International, Inc. * (a)                           800         25,272
Technitrol, Inc. *                                        587         10,683
Teleflex, Inc.                                            543         28,203
Thermo Electron Corp. *                                 2,257         68,139
Thomas & Betts Corp. *                                    822         25,277
Trimble Navigation, Ltd.                                  739         24,417
TTM Technologies, Inc. *                                  640          7,552
Universal Display Corp. * (a)                             522          4,698
Varian, Inc. *                                            500         20,505
Verisity, Ltd. *                                          420          3,444
Viisage Technology, Inc. * (a)                            725          6,532
Vishay Intertechnology, Inc. *                          2,199         33,029
Woodhead Industries, Inc.                                 365          5,851
X-Rite, Inc.                                              419          6,708
Zebra Technologies Corp., Class A *                     1,001         56,336
Zygo Corp. *                                              332          3,914
                                                                  ----------
                                                                   1,661,902

ENERGY - 0.31%
Energen Corp.                                             490         28,885
Energy East Corp.                                       2,000         53,360
Fuelcell Energy, Inc. * (a)                               724          7,168
Hanover Compressor Company * (a)                        1,238         17,493
Headwaters, Inc. * (a)                                    472         13,452
KFx, Inc. * (a)                                           924         13,416
MDU Resources Group, Inc.                               1,543         41,167
New Jersey Resources Corp.                                395         17,119
Progress Energy, Inc.                                   3,318        150,106
Quantum Fuel Systems Technologies
  Worldwide, Inc. * (a)                                   675          4,064
SCANA Corp.                                             1,474         58,076
Sempra Energy                                           3,185        116,826
Southwestern Energy Company *                             505         25,598
Xcel Energy, Inc. (a)                                   5,588        101,702
                                                                  ----------
                                                                     648,432

FEDERAL AGRICULTURE MTG. CORP. - 0.00%
Federal Agricultural Mortgage Corp., Class A              303          5,212

FINANCIAL SERVICES - 7.29%
A.G. Edwards, Inc.                                      1,037         44,809
Accredited Home Lenders Holding Company *                 296         14,705
Ace Cash Express, Inc. *                                  207          6,140
Advanta Corp., Class A                                    507         11,468
Affiliated Managers Group, Inc. (a)                       403         27,299
Alliance Capital Management Holding, LP                 1,024         43,008
Americredit Corp. * (a)                                 2,198         53,741
Ameritrade Holding Corp. *                              5,940         84,467
Asset Acceptance Capital Corp. *                          582         12,397
Asta Funding, Inc. (a)                                    268          7,193
Bay View Capital Corp.                                    296          4,532
Bear Stearns Companies, Inc.                            1,425        145,792
Blackrock, Inc., Class A                                  263         20,319
BNP Residential Properties, Inc.                          818         13,170
BP Prudhoe Bay Royalty Trust (a)                          356         17,195
Capital One Financial Corp.                             3,337        281,009
Capitalsource Inc. * (a)                                1,647         42,278
Charles Schwab Corp.                                   18,838        225,302

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
                                                     ---------    ----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Charter Municipal Mortgage Acceptance
  Company, SBI                                            729     $   17,817
Chicago Merchantile Exchange (a)                          464        106,117
CIT Group, Inc.                                         2,958        135,536
Citigroup, Inc.                                        71,572      3,448,339
Citizens South Banking Corp. (a)                          545          7,772
City Holding Company (a)                                  278         10,075
Commercial Capital Bancorp, Inc. (a)                      800         18,544
Countrywide Financial Corp.                             7,846        290,380
Credit Acceptance Corp. * (a)                             629         16,008
Cross Timbers Royalty Trust (a)                           307         12,243
Danielson Holding, Corp. * (a)                          1,244         10,512
Delphi Financial Group, Inc.                              455         20,998
Downey Financial Corp.                                    352         20,064
E*TRADE Financial Corp. *                               5,128         76,664
Eaton Vance Corp.                                         919         47,926
Encore Capital Group, Inc. * (a)                          357          8,489
Federal Home Loan Mortgage Corp.                        9,553        704,056
Federal National Mortgage Association                  13,405        954,570
Federated Investors, Inc., Class B                      1,461         44,414
Financial Federal Corp. *                                 273         10,702
First Marblehead Corp. * (a)                              894         50,287
Fiserv, Inc. *                                          2,660        106,905
Franklin Resources, Inc.                                3,451        240,362
Friedman, Billings, Ramsey Group, Inc.                  1,935         37,520
Fulton Financial Corp. (a)                              1,554         36,224
Gabelli Asset Management, Inc., Class A (a)               450         21,834
H & R Block, Inc.                                       2,318        113,582
Harbor Florida Bancshares, Inc.                           392         13,567
Hugoton Royalty Trust SBI (a)                             587         15,379
IndyMac Bancorp, Inc.                                     807         27,801
Instinet Group, Inc. *                                  4,656         28,076
Interactive Data Corp. * (a)                            1,316         28,610
International Bancshares Corp.                            698         27,487
Investment Technology Group, Inc. *                       654         13,080
Investors Real Estate Trust, SBI                          871          9,137
Ipayment, Inc. *                                          246         12,182
iStar Financial, Inc.                                   1,484         67,166
J.P. Morgan Chase & Company                            49,328      1,924,285
Janus Capital Group, Inc.                               3,258         54,767
Jeffries Group, Inc.                                      788         31,741
Knight Trading Group, Inc. *                            1,666         18,243
LaBranche & Company, Inc. * (a)                           904          8,100
Legg Mason, Inc.                                        1,384        101,392
Lehman Brothers Holdings, Inc.                          3,767        329,537
Leucadia National Corp. (a)                               971         67,465
MBNA Corp.                                             17,735        499,950
Mellon Financial Corp.                                  5,744        178,696
Merrill Lynch & Company, Inc.                          12,945        773,723
Metris Companies, Inc. * (a)                              904         11,526
Moneygram International, Inc.                           1,246         26,340
Morgan Stanley                                         15,202        844,015
National Financial Partners Corp.                         494         19,167
National Health Realty, Inc., REIT                        460          9,205
NBT Bancorp, Inc.                                         523         13,452
Nelnet, Inc., Class A *                                   778         20,952
Nuveen Investments, Inc., Class A (a)                   1,320         52,100
Ocwen Financial Corp. * (a)                             1,010          9,656
Piper Jaffray Companies, Inc. *                           265         12,707
PNC Financial Services Group                            3,844        220,799
Portfolio Recovery Associates, Inc. * (a)                 236          9,728
Providian Financial Corp. *                             4,066         66,967
Raymond James Financial, Inc.                             983         30,453
Sanders Morris Haris Group, Inc. (a)                      462          8,228
SEI Investment Company                                  1,441         60,421
SLM Corp.                                               6,061        323,597
State Street Corp. (c)                                  4,618        226,836
Stifel Financial Corp. *                                  317          6,641
Student Loan Corp.                                        285         52,440
SWS Group, Inc. (a)                                       369          8,088
Synovus Financial Corp.                                 4,199        120,007
T. Rowe Price Group, Inc.                               1,759        109,410
Tarragon Realty Investments, Inc. (a)                     362          6,462
The Goldman Sachs Group, Inc.                           6,677        694,675
Thornburg Mortgage Asset Corp. (a)                      1,012         29,307
Triad Guaranty, Inc. *                                    230         13,910
UMB Financial Corp.                                       239         13,542
United Community Financial Corp. (a)                      610          6,832
United Panam Financial Corp. * (a)                        316          6,023
Waddell & Reed Financial, Inc., Class A                 1,139         27,211
Washington Mutual, Inc.                                12,010        507,783
Wesco Financial Corp.                                      85         33,405
Westcorp, Inc. (a)                                        721         33,115
World Acceptance Corp. * (a)                              303          8,335
                                                                  ----------
                                                                  15,496,483

FOOD & BEVERAGES - 3.14%
American Italian Pasta Company, Class A (a)               247          5,743
Bob Evans Farms, Inc.                                     510         13,331
Bridgford Foods Corp. (a)                                 610          5,490
Calavo Growers, Inc.                                      525          5,575
Campbell Soup Company                                   5,603        167,474
Chalone Wine Group, Ltd. *                                685          9,700
Chiquita Brands International, Inc.                       572         12,618
Coca-Cola Bottling Company                                147          8,388
Coca-Cola Enterprises, Inc.                             6,494        135,400
ConAgra Foods, Inc.                                     7,320        215,574
Constellation Brands, Inc., Class A *                   1,401         65,160
Corn Products International, Inc.                         503         26,941
Dean Foods Company *                                    2,175         71,666
Del Monte Foods Company *                               2,851         31,418
Domino's Pizza, Inc.                                    1,093         19,455
Farmer Brothers Company (a)                               270          6,545
Fisher Communications, Inc. *                             150          7,332
Flowers Foods, Inc.                                       636         20,085
General Mills, Inc.                                     5,182        257,597

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
                                                     ---------    ----------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Green Medium Term Note Coffee, Inc. * (a)                 232     $    5,823
H.J. Heinz Company                                      4,820        187,932
Hain Celestial Group, Inc. *                              531         10,976
Hershey Foods Corp.                                     3,564        197,945
Hormel Foods Corp.                                      1,893         59,346
Interstate Bakeries Corp. (a)                             680          4,352
J & J Snack Foods Corp.                                   148          7,256
John B. Sanfilippo & Son, Inc. *                          176          4,537
Kellogg Company                                         5,668        253,133
Kraft Foods, Inc., Class A                             23,465        835,589
Lance, Inc.                                               544         10,352
M & F Worldwide Corp. *                                   344          4,685
McCormick & Company, Inc.                               1,894         73,108
National Beverage Corp.                                   636          5,292
Nuco2, Inc. * (a)                                         308          6,834
Peets Coffee & Tea, Inc. *                                252          6,670
PepsiAmericas, Inc.                                     1,908         40,526
PepsiCo, Inc.                                          23,450      1,224,090
Performance Food Group Company *                          637         17,142
Pilgrims Pride Corp.                                      945         28,993
Ralcorp Holdings, Inc.                                    415         17,401
Sanderson Farms, Inc. (a)                                 283         12,248
Sara Lee Corp.                                         10,919        263,585
Seabord Corp.                                              19         18,962
Sensient Technologies Corp. (a)                           643         15,426
Smithfield Foods, Inc. *                                1,516         44,858
Starbucks Corp. *                                       5,557        346,535
The Coca-Cola Company                                  33,834      1,408,509
The J.M. Smucker Company                                  779         36,668
The Pepsi Bottling Group, Inc.                          3,657         98,885
The Steak & Shake Company *                               483          9,699
Tootsie Roll Industries, Inc.                             694         24,033
Tyson Foods, Inc., Class A                              4,880         89,792
USANA Health Sciences, Inc. * (a)                         295         10,089
William Wrigley Jr. Company                             3,063        211,929
                                                                  ----------
                                                                   6,678,692

FOREST PRODUCTS - 0.12%
Caraustar Industries, Inc. *                              476          8,006
Deltic Timber Corp.                                       220          9,339
Rayonier, Inc.                                            685         33,503
Weyerhaeuser Company                                    3,076        206,769
                                                                  ----------
                                                                     257,617

FUNERAL SERVICES - 0.03%
Alderwoods Group, Inc. *                                  652          7,420
Service Corp. International *                           4,844         36,088
Stewart Enterprises, Inc., Class A *                    1,627         11,372
                                                                  ----------
                                                                      54,880

FURNITURE & FIXTURES - 0.09%
American Woodmark Corp.                                   263         11,488
Ethan Allen Interiors, Inc.                               505         20,210
Furniture Brands International, Inc.                      731         18,312
Kimball International, Inc., Class B                      606          8,975
La-Z-Boy, Inc. (a)                                        678         10,421
Leggett & Platt, Inc.                                   2,661         75,652
Stanley Furniture Company, Inc.                           170          7,641
Steelcase, Inc. (a)                                     2,043         28,275
                                                                  ----------
                                                                     180,974

GAS & PIPELINE UTILITIES - 0.56%
AGL Resources, Inc.                                       827         27,489
American States Water Company (a)                         327          8,502
Aquila, Inc. * (a)                                      3,481         12,845
Atmos Energy Corp.                                        647         17,695
California Water Service Group (a)                        368         13,855
Chesapeake Utilities Corp.                                446         11,908
Dynegy, Inc., Class A * (a)                             5,371         24,814
El Paso Corp.                                           8,456         87,942
Equitable Resources, Inc.                                 764         46,344
Global Industries, Ltd. *                               1,867         15,477
Inergy LP (a)                                             296          8,507
KeySpan Corp.                                           2,158         85,133
Kinder Morgan Management LLC                              668         27,188
Kinder Morgan, Inc.                                     1,633        119,421
Magellan Midstream Partners LP (a)                        227         13,318
Markwest Energy Partners LP (a)                           177          8,606
Markwest Hydrocarbon, Inc. (a)                            477          8,228
Middlesex Water Company (a)                               453          8,580
National Fuel Gas Company                               1,080         30,607
Nicor, Inc. (a)                                           554         20,465
NiSource, Inc.                                          3,462         78,864
Northwest Natural Gas Company                             411         13,867
ONEOK, Inc.                                             1,329         37,770
Pacific Energy Partners LP (a)                            312          9,023
Peoples Energy Corp. (a)                                  456         20,041
Piedmont Natural Gas, Inc. (a)                          1,020         23,705
Questar Corp.                                           1,090         55,546
Semco Energy, Inc.                                      1,176          6,280
Southern Union Company * (a)                            1,007         24,148
Southwest Gas Corp.                                       554         14,072
Southwest Water Company (a)                               579          7,782
TC Pipelines, LP (a)                                      286         10,805
Transmontaigne, Inc. * (a)                                827          5,070
UGI Corp.                                                 728         29,783
Ultra Petroleum Corp. *                                 1,058         50,922
Valero, LP (a)                                            217         12,896
Vectren Corp.                                             987         26,452
Western Gas Resources, Inc.                               951         27,817
WGL Holdings, Inc.                                        652         20,108
Williams Companies, Inc.                                7,101        115,675
                                                                  ----------
                                                                   1,187,550
GOLD - 0.02%
Meridian Gold, Inc. *                                   1,378         26,141
Royal Gold, Inc. (a)                                      354          6,457
                                                                  ----------
                                                                      32,598

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
                                                     ---------    ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 3.29%
Advanced Medical Optics, Inc. * (a)                       515     $   21,187
Advanced Neuromodulation Systems, Inc. * (a)              298         11,759
Align Technology, Inc. * (a)                              922          9,911
American Medical Systems Holdings, Inc. *                 489         20,445
Arthrocare Corp. * (a)                                    329         10,548
Aspect Medical Systems, Inc. *                            383          9,368
Bausch & Lomb, Inc.                                       729         46,991
Baxter International, Inc.                              8,496        293,452
Beckman Coulter, Inc.                                     841         56,339
Becton, Dickinson & Company                             3,467        196,926
Biolase Technology, Inc. (a)                              432          4,696
Biomet, Inc.                                            3,538        153,514
Biosite, Inc. * (a)                                       224         13,785
Boston Scientific Corp. *                              11,677        415,117
Bruker BioSciences Corp. *                              1,516          6,109
C.R. Bard, Inc.                                         1,444         92,387
Caliper Life Sciences, Inc. *                             605          4,556
Cardia Science, Inc. * (a)                              1,754          3,754
Coherent, Inc. * (a)                                      429         13,059
Computer Programs & Systems, Inc. (a)                     235          5,440
Conceptus, Inc. * (a)                                     509          4,131
CTI Molecular Imaging, Inc. *                             645          9,153
Cyberonics, Inc. * (a)                                    359          7,438
Cypress Biosciences, Inc. *                               524          7,367
Cytyc Corp. *                                           1,577         43,478
Dade Behring Holdings, Inc. *                             617         34,552
DENTSPLY International, Inc.                            1,083         60,865
Diagnostic Products Corp.                                 417         22,956
DJ Orthopedics, Inc. *                                    336          7,197
Edwards Lifesciences Corp. *                              833         34,370
Encore Medical Corp. *                                    809          5,493
Endocardial Solutions, Inc. * (a)                         452          5,288
EPIX Medical, Inc. *                                      380          6,806
Fisher Scientific International, Inc. *                 1,597         99,621
Gen-Probe, Inc. *                                         706         31,918
Guidant Corp.                                           4,355        313,996
Haemonetics Corp. *                                       376         13,615
Hanger Orthopedic Group, Inc. * (a)                       429          3,475
Henry Schein, Inc. *                                      594         41,366
Hologic, Inc. *                                           358          9,834
ICU Medical, Inc. * (a)                                   238          6,507
IDEXX Laboratories, Inc. *                                478         26,094
INAMED Corp. *                                            504         31,878
Inverness Medical Innovations, Inc. * (a)                 328          8,233
Ivax Diagnostics, Inc. *                                  720          3,132
Johnson & Johnson                                      41,055      2,603,708
Kensey Nash Corp. * (a)                                   198          6,837
Kinetic Concepts, Inc. *                                  939         71,646
Kyphon, Inc. * (a)                                        593         15,276
LCA-Vision, Inc.                                          340          7,953
Lifeline Systems, Inc. *                                  278          7,161
Mannkind Corp * (a)                                       491          7,733
Medtronic, Inc.                                        16,717        830,333
Merit Medical Systems, Inc. *                             426          6,509
Owens & Minor, Inc.                                       575         16,198
Patterson Companies, Inc. * (a)                         1,839         79,794
Polymedica Corp. (a)                                      400         14,916
Priority Healthcare Corp., Class B * (a)                  546         11,886
PSS World Medical, Inc. *                                 989         12,377
ResMed, Inc. *                                            474         24,221
Respironics, Inc. *                                       540         29,354
SonoSite, Inc. * (a)                                      275          9,336
St. Jude Medical, Inc. *                                4,920        206,296
STERIS Corp. *                                            914         21,680
Stryker Corp.                                           5,554        267,981
Sybron Dental Specialties, Inc. *                         566         20,025
The Cooper Companies, Inc.                                453         31,977
The Medicines Company *                                   695         20,016
Thermogenesis Corp. *                                     823          5,218
Thoratec Corp. * (a)                                      835          8,701
Tripath Imaging, Inc. * (a)                               720          6,458
Varian Medical Systems, Inc.                            1,908         82,502
Ventana Medical Systems, Inc. * (a)                       239         15,294
Viasys Healthcare, Inc. *                                 463          8,797
VISX, Inc. *                                              712         18,419
Wright Medical Group, Inc. *                              493         14,051
Young Innovations, Inc.                                   178          6,004
Zimmer Holdings, Inc. *                                 3,386        271,286
Zoll Medical Corp. *                                      164          5,642
                                                                  ----------
                                                                   6,993,691

HEALTHCARE SERVICES - 1.67%
Accredo Health, Inc. *                                    682         18,905
Amedisys, Inc. * (a)                                      232          7,514
America Service Group, Inc. *                             189          5,060
American Healthways, Inc. * (a)                           462         15,264
AMERIGROUP Corp. *                                        338         25,573
AMN Healthcare Services, Inc. * (a)                       469          7,462
Apria Healthcare Group, Inc. *                            683         22,505
AVANIR Pharmaceuticals *                                1,565          5,337
Cardinal Health, Inc.                                   5,943        345,585
Cerner Corp. * (a)                                        478         25,415
CorVel Corp. *                                            189          5,061
Covance, Inc. *                                           888         34,410
Coventry Health Care, Inc.                              1,235         65,554
Cross Country Healthcare, Inc. * (a)                      488          8,823
DaVita, Inc.                                            1,403         55,461
Eclipsys Corp. *                                          694         14,178
Express Scripts, Inc. *                                 1,057         80,797
First Health Group Corp. *                              1,240         23,200
Genesis Healthcare Corp. *                                295         10,334
HCA, Inc.                                               5,504        219,940
Health Net, Inc. *                                      1,529         44,142
Hooper Holmes, Inc.                                     1,167          6,909
Humana, Inc. *                                          2,217         65,823

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
                                                     ---------    ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
IMPAC Medical Systems, Inc. * (a)                         229     $    4,715
IMS Health, Inc.                                        3,275         76,013
Kindred Healthcare, Inc. (a)                              537         16,083
LabOne, Inc. *                                            287          9,195
Laboratory Corp. of America Holdings *                  1,970         98,145
Lincare Holdings, Inc. *                                1,362         58,089
Magellan Health Services, Inc. * (a)                      513         17,524
McKesson Corp.                                          4,009        126,123
Medco Health Solutions, Inc. *                          3,718        154,669
Medical Staffing Network Holdings, Inc. * (a)             585          4,791
National Healthcare Corp. (a)                             233          8,225
National Medical Health Card Systems, Inc. *              148          3,419
NeighborCare, Inc. *                                      629         19,323
Nitromed, Inc. * (a)                                      386         10,287
OCA, Inc. * (a)                                           767          4,870
Odyssey Healthcare, Inc. * (a)                            519          7,100
Omnicare, Inc.                                          1,441         49,887
PacifiCare Health Systems, Inc.                         1,203         67,994
Pediatrix Medical Group, Inc. *                           334         21,393
Per-Se Technologies, Inc. * (a)                           502          7,947
Quest Diagnostics, Inc.                                 1,438        137,401
Renal Care Group, Inc.                                    934         33,615
Sierra Health Services, Inc. * (a)                        392         21,603
Specialty Laboratories, Inc. * (a)                        428          4,725
Star Scientific, Inc. * (a)                               986          5,014
The Advisory Board Company *                              247          9,109
United Surgical Partners
   International, Inc. *                                  411         17,139
UnitedHealth Group, Inc.                                9,220        811,637
US Physical Therapy, Inc. *                               345          5,320
Vistacare, Inc. * (a)                                     280          4,656
Weight Watchers International, Inc. * (a)               1,423         58,443
Wellcare Health Plans, Inc. *                             565         18,363
Wellchoice, Inc. *                                      1,151         61,463
Wellpoint, Inc. *                                       4,095        470,925
                                                                  ----------
                                                                   3,538,457

HOLDINGS COMPANIES/CONGLOMERATES - 0.87%
Berkshire Hathaway, Inc., Class A *                        21      1,845,900

HOMEBUILDERS - 0.43%
Beazer Homes USA, Inc. (a)                                169         24,710
Centex Corp.                                            1,699        101,226
Champion Enterprises, Inc. *                            1,106         13,073
D.R. Horton, Inc.                                       3,230        130,201
Dominion Homes, Inc. *                                    160          4,036
Hovnanian Enterprises, Inc., Class A (a)                  842         41,696
KB Home                                                   633         66,085
Lennar Corp., Class A                                   2,124        120,388
M.D.C. Holdings, Inc.                                     433         37,429
Meritage Corp. * (a)                                      173         19,497
NVR, Inc. *                                                86         66,168
Orleans Homebuilders, Inc. * (a)                          283          5,618
Palm Harbor Homes, Inc. * (a)                             413          6,971
Pulte Homes, Inc.                                       1,748        111,522
Ryland Group, Inc.                                        638         36,711
Schottenstein Homes, Inc. (a)                             200         11,022
Standard Pacific Corp.                                    439         28,157
Toll Brothers, Inc. * (a)                               1,000         68,610
Walter Industries, Inc. (a)                               612         20,643
William Lyon Homes, Inc. * (a)                            137          9,623
                                                                  ----------
                                                                     923,386

HOTELS & RESTAURANTS - 1.19%
Ameristar Casinos, Inc.                                   412         17,761
Applebee's International, Inc.                          1,163         30,761
Argosy Gaming Corp. *                                     415         19,381
Aztar Corp. *                                             468         16,343
BJ's Restaurants, Inc. * (a)                              403          5,642
Boyd Gaming Corp.                                       1,238         51,563
Brinker International, Inc. *                           1,302         45,661
Caesars Entertainment, Inc. *                           4,330         87,206
California Pizza Kitchen, Inc. *                          320          7,360
CBRL Group, Inc.                                          666         27,872
CEC Entertainment, Inc.                                   523         20,904
Choice Hotels, Inc.                                       504         29,232
CKE Restaurants, Inc. * (a)                               944         13,697
Darden Restaurants, Inc.                                2,232         61,916
Frischs Restaurants, Inc.                                 208          4,957
Harrah's Entertainment, Inc.                            1,514        101,271
Hilton Hotels Corp.                                     5,240        119,158
IHOP Corp. (a)                                            304         12,735
Jack In the Box, Inc. *                                   522         19,246
Krispy Kreme Doughnuts, Inc. * (a)                        837         10,546
La Quinta Corp. *                                       2,621         23,825
Landry's Restaurants, Inc.                                384         11,159
Lone Star Steakhouse & Saloon, Inc.                       360         10,080
Luby's Cafeterias, Inc. * (a)                             806          6,045
Mandalay Resort Group                                     925         65,148
Marcus Corp.                                              387          9,729
Marriott International, Inc., Class A                   3,141        197,820
McDonald's Corp.                                       17,415        558,325
MGM Mirage *                                            1,918        139,515
MTR Gaming Group, Inc. *                                  521          5,502
O'Charley's, Inc. *                                       386          7,546
Outback Steakhouse, Inc.                                1,001         45,826
P.F. Chang's China Bistro, Inc. * (a)                     358         20,173
Panera Bread Company, Class A * (a)                       422         17,015
Papa Johns International, Inc. * (a)                      296         10,194
RARE Hospitality International, Inc. *                    503         16,026
Red Robin Gourmet Burgers, Inc. *                         246         13,154
Ruby Tuesday, Inc.                                        882         23,003
Ryan's Restaurant Group, Inc. *                           676         10,424
Sonic Corp.                                               873         26,626
Starwood Hotels & Resorts Worldwide, Inc.               2,890        168,776
Station Casinos, Inc. (a)                                 891         48,720
The Cheesecake Factory, Inc. * (a)                      1,093         35,490

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Triarc Companies, Inc. (a)                                 1,044      $     12,799
Wendy's International, Inc.                                1,527            59,950
Wynn Resorts, Ltd. * (a)                                   1,175            78,631
Yum! Brands, Inc.                                          4,093           193,108
                                                                      ------------
                                                                         2,517,821

HOUSEHOLD APPLIANCES - 0.14%
American Real Estate Partners, LP                            675            19,305
Applica, Inc. *                                              511             3,091
Bassett Furniture Industries, Inc. (a)                       345             6,771
Black & Decker Corp.                                       1,112            98,223
Consolidated Tomoka Land Company                             145             6,235
Drew Industries, Inc. * (a)                                  194             7,017
International Aluminum Corp.                                 245             8,293
Jacuzzi Brands, Inc. *                                     1,246            10,840
Libbey, Inc.                                                 266             5,908
Maytag Corp. (a)                                           1,088            22,957
Mestek, Inc. *                                               306             5,514
Technical Olympic USA, Inc. (a)                              649            16,472
The Toro Company                                             338            27,496
Whirlpool Corp.                                              857            59,313
                                                                      ------------
                                                                           297,435

HOUSEHOLD PRODUCTS - 0.30%
Blyth Industries, Inc.                                       625            18,475
Boyds Collection, Ltd. * (a)                               1,461             6,428
Central Garden & Pet Company *                               262            10,936
Church & Dwight, Inc.                                        861            28,947
Department 56, Inc. *                                        349             5,811
Energizer Holdings, Inc. *                                 1,082            53,765
Fortune Brands, Inc.                                       1,985           153,202
Kirklands, Inc. * (a)                                        382             4,695
Lifetime Hoan Corp. (a)                                      273             4,341
Martha Stewart Living Omnimedia, Inc.,
   Class A * (a)                                             751            21,794
Newell Rubbermaid, Inc.                                    3,651            88,318
Salton, Inc. * (a)                                           356             2,015
Select Comfort Corp. * (a)                                   549             9,849
Tempur-Pedic International, Inc. *                         1,377            29,192
The Clorox Company                                         2,881           169,777
Topps, Inc.                                                  728             7,098
Tupperware Corp.                                             823            17,053
Water Pik Technology, Inc. *                                 355             6,294
WD-40 Company (a)                                            284             8,068
                                                                      ------------
                                                                           646,058

INDUSTRIAL MACHINERY - 0.97%
Actuant Corp., Class A * (a)                                 363            18,930
AGCO Corp. *                                               1,201            26,290
Alamo Group, Inc.                                            367             9,968
Albany International Corp., Class A                          473            16,631
Badger Meter, Inc.                                           318             9,524
Briggs & Stratton Corp.                                      594            24,699
Caterpillar, Inc.                                          4,744           462,587
Ceradyne Inc. California (a)                                 240            13,730
Circor International, Inc.                                   292             6,763
Cognex Corp.                                                 648            18,079
Cooper Cameron Corp. *                                       718            38,636
Cummins, Inc.                                                570            47,760
Deere & Company                                            3,436           255,638
Dionex Corp. *                                               294            16,661
Donaldson Company, Inc. (a)                                1,182            38,510
Dover Corp.                                                2,738           114,832
EnPro Industries, Inc. *                                     328             9,699
Flowserve Corp. *                                            764            21,041
FMC Technologies, Inc. *                                     956            30,783
Gardner Denver, Inc. *                                       302            10,960
Gorman Rupp Company                                          312             7,176
Graco, Inc.                                                  977            36,491
Grant Prideco, Inc. *                                      1,743            34,947
IDEX Corp.                                                   700            28,350
Ingersoll-Rand Company, Class A                            2,419           194,246
ITT Industries, Inc.                                       1,262           106,576
Kadant, Inc. *                                               285             5,842
Kennametal, Inc.                                             500            24,885
Lindsay Manufacturing Company                                263             6,806
Manitowoc, Inc.                                              376            14,156
Metropolitan Pro Corp.                                       413             5,493
Middleby Corp. (a)                                           147             7,456
NACCO Industries, Inc., Class A                              115            12,121
Pall Corp.                                                 1,698            49,157
Parker-Hannifin Corp.                                      1,633           123,683
Presstek, Inc. * (a)                                         648             6,273
Quixote Corp. (a)                                            253             5,143
Robbins & Myers, Inc.                                        270             6,434
Rofin Sinar Technologies, Inc. *                             221             9,381
Sauer-Danfoss, Inc. (a)                                      737            16,074
Stewart & Stevenson Services, Inc.                           463             9,366
Tecumseh Products Company, Class A                           251            11,998
Tennant Company                                              178             7,058
Tredegar Industries, Inc.                                    579            11,702
UNOVA, Inc. * (a)                                            878            22,205
Valmont Industries, Inc.                                     387             9,718
W.W. Grainger, Inc.                                        1,241            82,675
Watts Industries, Inc., Class A                              500            16,120
                                                                      ------------
                                                                         2,063,253

INDUSTRIALS - 0.08%
Brookfield Homes Corp.                                       470            15,933
Crane Company                                                806            23,245
Fastenal Company                                           1,059            65,192
GrafTech International, Ltd. *                             1,395            13,197
Harsco Corp.                                                 547            30,490
Intevac, Inc. * (a)                                          443             3,349
Lawson Products, Inc.                                        196             9,884
                                                                      ------------
                                                                           161,290
INSURANCE - 4.32%
21st Century Insurance Group                               1,225            16,660

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Aetna, Inc.                                                2,139      $    266,840
AFLAC, Inc.                                                7,028           279,996
Alfa Corp. (a)                                             1,196            18,161
Alleghany Corp.                                              101            28,810
Allmerica Financial Corp. *                                  723            23,736
Ambac Financial Group, Inc.                                1,486           122,045
American Financial Group, Inc.                             1,020            31,936
American International Group, Inc.                        36,056         2,367,798
American National Insurance Company                          316            32,915
American Physicians Capital, Inc. *                          194             6,988
Amerus Group Company (a)                                     508            23,012
Aon Corp.                                                  4,400           104,984
Arch Cap Group, Ltd. *                                       424            16,409
Argonaut Group, Inc. * (a)                                   450             9,508
Arthur J. Gallagher & Company                              1,240            40,300
Assurant, Inc.                                             1,963            59,970
Baldwin & Lyons, Inc., Class B                               309             8,278
Brown & Brown, Inc.                                          956            41,634
CenturyBusiness Services, Inc. *                           1,383             6,030
Ceres Group, Inc. *                                          876             4,520
Ceva, Inc. * (a)                                             481             4,380
Chubb Corp.                                                2,614           201,017
CIGNA Corp.                                                1,899           154,901
Cincinnati Financial Corp.                                 2,210            97,815
Citizens, Inc. Class A * (a)                                 805             5,126
CNA Financial Corp. * (a)                                  3,522            94,073
CNA Surety Corp. *                                           773            10,320
Commerce Group, Inc.                                         479            29,238
Conseco, Inc. * (a)                                        1,997            39,840
Cotton States Life Insurance Company                         317             6,410
Crawford & Company, Class B (a)                            1,088             8,160
Donegal Group, Inc., Class B                                 345             7,676
EMC Insurance Group, Inc. (a)                                230             4,977
Erie Indemnity Company, Class A                              863            45,368
FBL Financial Group, Inc., Class A                           429            12,248
Fidelity National Financial, Inc.                          2,384           108,877
First Acceptance Corp. * (a)                                 839             7,517
First American Corp.                                       1,199            42,133
FPIC Insurance Group, Inc. * (a)                             207             7,324
Fremont General Corp. (a)                                  1,086            27,345
Genworth Financial, Inc.                                   6,703           180,981
Great American Financial Resources, Inc.                     679            11,794
Harleysville Group, Inc.                                     475            11,338
Hartford Financial Services Group, Inc.                    4,041           280,082
HCC Insurance Holdings, Inc.                                 846            28,019
Hilb, Rogal and Hamilton Company (a)                         456            16,525
Horace Mann Educators Corp.                                  671            12,803
Independence Holding Company (a)                             366             6,753
Infinity Property & Casualty Corp.                           314            11,053
Jefferson-Pilot Corp.                                      1,875            97,425
Kansas City Life Insurance Company (a)                       186             8,798
LandAmerica Financial Group, Inc. (a)                        247            13,321
Liberty Corp.                                                269            11,825
Lincoln National Corp.                                     2,428           113,339
Loews Corp.                                                2,551           179,335
Markel Corp. *                                               132            48,048
Marsh & McLennan Companies, Inc.                           7,168           235,827
MBIA, Inc.                                                 1,952           123,523
Mercury General Corp.                                        748            44,820
MetLife, Inc.                                             10,433           422,641
MGIC Investment Corp.                                      1,365            94,062
Midland Company                                              329            10,288
National Western Life Insurance Company,
   Class A *                                                  53             8,830
Nationwide Financial Services, Inc., Class A                 693            26,493
Navigators Group, Inc. *                                     225             6,775
Nymagic, Inc. (a)                                            259             6,553
Odyssey Re Holdings Corp. (a)                                883            22,260
Ohio Casualty Corp. *                                        888            20,610
Old Republic International Corp.                           2,492            63,048
Penn America Group, Inc.                                     369             5,572
Philadelphia Consolidated Holding Corp. *                    324            21,429
Phoenix Companies, Inc. (a)                                1,288            16,100
PICO Holdings, Inc. * (a)                                    356             7,394
PMA Capital Corp., Class A (a)                               560             5,796
Presidential Life Corp.                                      530             8,989
Principal Financial Group, Inc.                            4,272           174,896
ProAssurance Corp. *                                         438            17,130
Progressive Corp.                                          3,018           256,047
Protective Life Corp.                                        954            40,726
Prudential Financial, Inc.                                 7,156           393,294
Radian Group, Inc.                                         1,254            66,763
Reinsurance Group of America, Inc.                           811            39,293
RLI Corp.                                                    366            15,215
SAFECO Corp. (a)                                           1,932           100,928
Safety Insurance Group Inc. (a)                              294             9,158
Selective Insurance Group, Inc.                              415            18,360
Stancorp Financial Group, Inc.                               377            31,102
State Auto Financial Corp.                                   580            14,993
Stewart Information Services Corp.                           249            10,371
The Allstate Corp.                                         9,629           498,012
The PMI Group, Inc.                                        1,309            54,651
The St. Paul Travelers Companies, Inc.                     9,255           343,083
Torchmark, Inc.                                            1,499            85,653
Transatlantic Holdings, Inc.                                 872            53,916
U.S.I. Holdings Corp. * (a)                                  721             8,342
UICI                                                         655            22,204
United Fire & Casualty Company (a)                           314            10,585
Unitrin, Inc.                                                972            44,177
Universal American Financial Corp. *                         884            13,675
UNUMProvident Corp.                                        4,039            72,460
Vesta Insurance Group, Inc.                                  952             3,503
W.R. Berkley Corp.                                         1,162            54,812
White Mountains Insurance Group, Ltd. (a)                    147            94,962

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Zenith National Insurance Corp. (a)                          279      $     13,905
                                                                      ------------
                                                                         9,169,940

INTERNATIONAL OIL - 0.69%
Anadarko Petroleum Corp.                                   3,456           223,983
APCO Argentina, Inc.                                         228             8,425
ATP Oil & Gas Corp. * (a)                                    527             9,792
Callon Petroleum Company *                                   400             5,784
ConocoPhillips                                             9,483           823,409
Kerr-McGee Corp.                                           2,045           118,180
Nabors Industries, Ltd. *                                  2,014           103,298
Noble Corp. *                                              1,817            90,378
Weatherford International, Ltd. *                          1,803            92,494
                                                                      ------------
                                                                         1,475,743

INTERNET CONTENT - 0.45%
Alloy, Inc. * (a)                                            845             6,819
AMICAS, Inc. *                                               956             4,254
Ask Jeeves, Inc. * (a)                                       818            21,882
Audible, Inc. *                                              350             9,117
Autobytel, Inc. * (a)                                        670             4,047
CMGI, Inc. * (a)                                           6,072            15,484
CNET Networks, Inc. * (a)                                  2,075            23,302
Digitas, Inc. *                                              896             8,557
Harris Interactive, Inc. *                                   962             7,600
InfoSpace, Inc. * (a)                                        456            21,683
Internet Cap Group, Inc. *                                   643             5,787
iVillage, Inc. * (a)                                       1,155             7,138
Jupitermedia Corp. * (a)                                     474            11,272
Marketwatch Common, Inc. *                                   440             7,920
Navisite, Inc. * (a)                                         599             1,575
NetFlix, Inc. (a)                                            755             9,309
Netratings, Inc. * (a)                                       514             9,853
ProQuest Company * (a)                                       402            11,939
RightNow Technologies, Inc. *                                445             7,187
Safeguard Scientifics, Inc. *                              2,089             4,429
Schawk, Incorporated, Class A                                502             9,126
Terremark Worldwide, Inc. *                                6,791             4,346
WebMD Corp. * (a)                                          4,247            34,656
Yahoo!, Inc. *                                            18,856           710,494
                                                                      ------------
                                                                           957,776

INTERNET RETAIL - 0.79%
1-800-Flowers.com, Inc. *                                  1,079             9,074
Amazon.com, Inc. *                                         5,619           248,866
Ariba, Inc. * (a)                                            910            15,106
Drugstore.com, Inc. * (a)                                  1,373             4,668
eBay, Inc. *                                               9,154         1,064,427
IAC/InterActiveCorp * (a)                                  9,675           267,224
Navarre Corp. * (a)                                          419             7,374
NetIQ Corp. *                                                836            10,208
Overstock.com, Inc. * (a)                                    272            18,768
Priceline.com, Inc. * (a)                                    551            12,998
Redback Networks, Inc. * (a)                                 816             4,374
Stamps.com, Inc. (a)                                         374             5,924
                                                                      ------------
                                                                         1,669,011

INTERNET SERVICE PROVIDER - 0.09%
Avocent Corp. *                                              688            27,878
Blue Coat Systems, Inc. * (a)                                201             3,741
C-COR.net Corp. * (a)                                        702             6,529
Covad Communications Group, Inc. * (a)                     3,400             7,310
Earthlink, Inc. *                                          2,143            24,687
eSPEED, Inc., Class A *                                      861            10,650
Google, Inc., Class A *                                      190            36,689
HomeStore.com, Inc. * (a)                                  1,977             5,990
Internap Network Services Corp. * (a)                      5,071             4,716
Neoforma, Inc. * (a)                                         356             2,738
Net2Phone, Inc. * (a)                                        970             3,298
Register.com, Inc. *                                         588             3,734
Salesforce.Com, Inc. * (a)                                 1,456            24,665
TriZetto Group, Inc. *                                       824             7,828
United Online, Inc. * (a)                                    886            10,215
                                                                      ------------
                                                                           180,668

INTERNET SOFTWARE - 1.33%
Agile Software Corp. *                                       822             6,716
Akamai Technologies, Inc. * (a)                            1,826            23,793
Centillium Communications, Inc. *                            800             1,944
Checkfree Corp. *                                          1,234            46,991
Chordiant Software, Inc. *                                 1,306             2,978
Cisco Systems, Inc. *                                     93,553         1,805,573
Cybersource Corp. *                                          658             4,705
Digital River, Inc. * (a)                                    465            19,349
E.piphany, Inc. *                                          1,233             5,955
eResearch Technology, Inc. (a)                               755            11,967
F5 Networks, Inc. *                                          499            24,311
Internet Security Systems, Inc. *                            688            15,996
Interwoven, Inc. *                                           646             7,028
Juniper Networks, Inc. *                                   7,396           201,097
Keynote Systems, Inc. *                                      357             4,969
Lionbridge Technologies, Inc. *                              704             4,731
Macromedia, Inc. *                                           944            29,377
MatrixOne, Inc. *                                            850             5,567
McAfee, Inc. *                                             2,160            62,489
Netopia, Inc. * (a)                                          488             1,586
NIC, Inc. * (a)                                            1,021             5,187
Openwave Systems, Inc. * (a)                                 944            14,594
PC-Tel, Inc. *                                               445             3,529
Portal Software, Inc. * (a)                                  745             1,974
RealNetworks, Inc. * (a)                                   2,318            15,345
Retek, Inc. *                                                960             5,904
RSA Security, Inc. *                                         914            18,335
S1 Corp. *                                                 1,062             9,622
Safenet, Inc. * (a)                                          336            12,345
Sapient Corp. * (a)                                        1,789            14,151
Stellent, Inc. * (a)                                         555             4,895
Supportsoft, Inc. *                                          634             4,222

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Symantec Corp. *                                           8,768      $    225,864
TIBCO Software, Inc. *                                     2,982            39,780
Tumbleweed Communications Corp. *                            945             3,156
VeriSign, Inc. *                                           3,550           118,996
Verity, Inc. *                                               551             7,229
Verso Technologies, Inc. * (a)                             2,318             1,669
Vignette Corp. *                                           4,560             6,338
Vitria Technology, Inc. * (a)                                695             2,926
Watchguard Technologies, Inc. *                              613             2,716
WebEx Communications, Inc. * (a)                             626            14,886
WebMethods, Inc. *                                           858             6,186
                                                                      ------------
                                                                         2,826,971

INVESTMENT COMPANIES - 0.01%
Apollo Investment Corp.                                      925            13,967
MCG Capital Corp. (a)                                        574             9,833
Medallion Financial Corp.                                    612             5,936
                                                                      ------------
                                                                            29,736

LEISURE TIME - 1.13%
4Kids Entertainment, Inc. * (a)                              237             4,982
Action Performance Companies, Inc. (a)                       299             3,286
Alliance Gaming Corp. * (a)                                  728            10,054
Ambassadors International, Inc.                              476             7,487
Arctic Cat, Inc.                                             272             7,213
Atari, Inc. * (a)                                          2,201             6,449
Bally Total Fitness Holding Corp. * (a)                      677             2,870
Blockbuster, Inc., Class A (a)                             2,585            24,661
Brunswick Corp.                                            1,331            65,884
Callaway Golf Company (a)                                  1,078            14,553
Carmike Cinemas, Inc.                                        214             7,811
Carnival Corp.                                             8,809           507,663
Cedar Fair, LP (a)                                           744            24,478
Churchill Downs, Inc.                                        208             9,298
Dover Motorsports, Inc.                                    1,022             5,856
DreamWorks Animation SKG, Inc. *                           1,450            54,390
Escalade, Inc. (a)                                           272             3,634
Gaylord Entertainment Company * (a)                          543            22,551
Handleman Company (a)                                        379             8,141
Hollywood Entertainment Corp. *                              836            10,943
International Game Technology, Inc.                        4,865           167,259
International Speedway Corp., Class A                        723            38,174
Isle of Capri Casinos, Inc. * (a)                            448            11,491
K2, Inc. * (a)                                               671            10,655
Lakes Gaming, Inc. (a)                                       600             9,774
Life Time Fitness, Inc. * (a)                                499            12,914
Metro-Goldwyn-Mayer, Inc. (a)                              3,303            39,240
Movie Gallery, Inc. (a)                                      462             8,810
Multimedia Games, Inc. (a)                                   381             6,005
Parkervision, Inc. * (a)                                     461             4,102
Penn National Gaming, Inc. *                                 570            34,513
Pinnacle Entertainment, Inc. *                               621            12,283
Pixar, Inc. * (a)                                            764            65,406
Polaris Industries, Inc. (a)                                 602            40,948
RC2 Corp. *                                                  308            10,041
Regal Entertainment Group, Class A (a)                     1,903            39,487
Royal Caribbean Cruises, Ltd. (a)                          2,650           144,266
Scientific Games Corp., Class A *                          1,240            29,562
SCP Pool Corp.                                               761            24,276
Shuffle Master, Inc. (a)                                     359            16,909
Six Flags, Inc. * (a)                                      1,340             7,196
Speedway Motorsports, Inc.                                   583            22,842
Steinway Musical Instruments, Inc. *                         174             5,036
Sturm Ruger & Company, Inc.                                  504             4,551
The Nautilus Group, Inc. (a)                                 484            11,698
The Walt Disney Company                                   28,374           788,797
Vail Resorts, Inc. *                                         449            10,067
West Marine, Inc. * (a)                                      320             7,920
WMS Industries, Inc. * (a)                                   432            14,489
                                                                      ------------
                                                                         2,400,915

LIFE SCIENCES - 0.08%
Incyte Corp. *                                             1,143            11,419
PerkinElmer, Inc.                                          1,807            40,639
Pharmaceutical Product Development, Inc. *                   781            32,248
Symyx Technologies, Inc. * (a)                               479            14,408
Waters Corp. *                                             1,689            79,028
                                                                      ------------
                                                                           177,742

LIQUOR - 0.32%
Adolph Coors Company, Class B (a)                            456            34,506
Anheuser-Busch Companies, Inc.                            11,042           560,161
Boston Beer Company, Inc. *                                  334             7,104
Brown Forman Corp., Class B                                1,634            79,543
Central European Distribution Corp. (a)                      247             7,296
                                                                      ------------
                                                                           688,610

MANUFACTURING - 1.07%
3M Company                                                10,846           890,131
Acuity Brands, Inc.                                          633            20,129
AptarGroup, Inc.                                             498            26,284
Barnes Group, Inc.                                           351             9,305
Blout International, Inc. *                                  739            12,873
Carlisle Companies, Inc.                                     413            26,812
Danaher Corp.                                              4,237           243,246
Eaton Corp.                                                2,088           151,088
ESCO Technologies, Inc. *                                    185            14,180
Fedders Corp. (a)                                            923             3,341
Hexcel Corp. *                                               703            10,193
Illinois Tool Works, Inc.                                  4,182           387,588
Kaydon Corp. (a)                                             429            14,166
Lancaster Colony Corp.                                       474            20,320
Lydall, Inc. *                                               417             4,946
Mine Safety Appliances Company (a)                           594            30,116
Nordson Corp.                                                524            20,997
Pentair, Inc.                                              1,397            60,853
Raven Industries, Inc. (a)                                   134             2,856
Rockwell Automation, Inc.                                  2,592           128,434
Roper Industries, Inc.                                       494            30,020

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Shaw Group, Inc. * (a)                                       887      $     15,833
Snap-on, Inc.                                                809            27,797
SPX Corp.                                                  1,026            41,102
The Stanley Works                                          1,125            55,114
Thomas Industries, Inc.                                      273            10,898
York International Corp.                                     551            19,032
                                                                      ------------
                                                                         2,277,654

MEDICAL-HOSPITALS - 0.24%
AmSurg Corp.                                                 432            12,761
Centene Corp. *                                              604            17,123
Cepheid, Inc. *                                              652             6,481
Community Health Systems, Inc. *                           1,369            38,168
Exactech, Inc. *                                             286             5,231
Health Management Associates, Inc.,
   Class A (a)                                             3,323            75,499
Laserscope * (a)                                             335            12,030
Lifepoint Hospitals, Inc. * (a)                              540            18,803
Manor Care, Inc.                                           1,229            43,543
Medcath Corp. * (a)                                          342             8,427
Microtek Med Holdings, Inc. * (a)                          1,030             4,182
Microvision, Inc. * (a)                                      495             3,465
Neogen Corp.                                                 210             4,756
Novavax, Inc. * (a)                                          876             2,847
Palomar Medical Technologies, Inc. *                         278             7,247
Possis Medical, Inc. *                                       273             3,680
Province Healthcare Company *                                714            15,958
Psychiatric Solutions, Inc. *                                240             8,774
Rehabcare Group, Inc. *                                      258             7,221
Select Medical Corp.                                       1,436            25,274
STAAR Surgical Company * (a)                                 558             3,482
Sunrise Senior Living, Inc. * (a)                            294            13,630
Tenet Healthcare Corp. *                                   6,360            69,833
Triad Hospitals, Inc. *                                    1,037            38,587
Universal Health Services, Inc., Class B                     772            34,354
VCA Antech, Inc. * (a)                                     1,202            23,559
                                                                      ------------
                                                                           504,915

METAL & METAL PRODUCTS - 0.13%
Commercial Metals Company                                    418            21,134
Crown Holdings, Inc. *                                     2,300            31,602
Gibraltar Industries, Inc. (a)                               402             9,495
Matthews International Corp., Class A                        450            16,560
Mueller Industries, Inc.                                     478            15,392
NN, Inc.                                                     424             5,601
Precision Castparts Corp.                                    892            58,586
Quanex Corp.                                                 237            16,251
Reliance Steel & Aluminum Company                            447            17,415
Southern Peru Copper Corp. (a)                             1,065            50,279
Timken Company                                             1,202            31,276
Titanium Metals Corp. * (a)                                  390             9,415
                                                                      ------------
                                                                           283,006

MINING - 0.34%
Alliance Resource Partners, LP (a)                           220            16,280
AMCOL International Corp. (a)                                430             8,639
Brush Wellman, Inc. *                                        301             5,569
Cleveland-Cliffs, Inc. * (a)                                 150            15,579
Coeur d'Alene Mines Corp. * (a)                            3,114            12,238
Compass Minerals International, Inc.                         489            11,848
Freeport-McMoran Copper & Gold, Inc., Class B              2,493            95,307
Glamis Gold, Ltd. *                                        1,782            30,579
Hecla Mining Company * (a)                                 1,760            10,261
Joy Global, Inc.                                             749            32,529
Lincoln Electric Holding, Inc.                               579            19,999
Natural Resource Partners LP (a)                             191            11,011
Newmont Mining Corp.                                       5,577           247,675
Oregon Steel Mills, Inc. *                                   420             8,522
Penn Virginia Corp.                                          242             9,818
Phelps Dodge Corp.                                         1,273           125,925
RTI International Metals, Inc. *                             385             7,908
Stillwater Mining Company *                                1,262            14,210
Terex Corp. *                                                686            32,688
USEC, Inc.                                                 1,302            12,616
                                                                      ------------
                                                                           729,201

MOBILE HOMES - 0.03%
Coachmen Industries, Inc. (a)                                373             6,475
Fleetwood Enterprises, Inc. *                                824            11,091
Skyline Corp.                                                177             7,222
Thor Industries, Inc.                                        807            29,899
Winnebago Industries, Inc. (a)                               479            18,710
                                                                      ------------
                                                                            73,397

NEWSPAPERS - 0.19%
Dow Jones & Company, Inc.                                  1,094            47,108
E.W. Scripps Company, Class A                              2,211           106,747
Journal Register Company *                                   649            12,545
Knight-Ridder, Inc.                                        1,064            71,224
Lee Enterprises, Inc. (a)                                    621            28,616
Washington Post Company, Class B                             132           129,758
                                                                      ------------
                                                                           395,998

OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                       1,508            90,435
Global Imaging Systems, Inc. * (a)                           331            13,074
Herman Miller, Inc.                                          954            26,359
HNI Corp.                                                    745            32,072
IKON Office Solutions, Inc. (a)                            2,083            24,079
Imagistics International, Inc. *                             256             8,617
Office Depot, Inc. *                                       4,317            74,943
OfficeMax, Inc.                                            1,133            35,554
The Standard Register Company (a)                            556             7,851
United Stationers, Inc. *                                    455            21,021
                                                                      ------------
                                                                           334,005

PAPER - 0.38%
Bowater, Inc.                                                714            31,394
Buckeye Technologies, Inc. *                                 678             8,821
Chesapeake Corp.                                             304             8,257

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

PAPER  (CONTINUED)
Georgia-Pacific Corp.                                      3,586      $    134,403
International Paper Company                                6,752           283,584
Louisiana-Pacific Corp.                                    1,488            39,789
MeadWestvaco Corp.                                         2,745            93,028
Neenah Paper, Inc. *                                         206             6,716
P.H. Glatfelter Company                                      763            11,659
Plum Creek Timber Company, Inc.                            2,534            97,407
Pope & Talbot, Inc.                                          320             5,475
Potlatch Corp.                                               411            20,788
Rock-Tenn Company, Class A                                   575             8,717
Temple-Inland, Inc.                                          750            51,300
Wausau-Mosinee Paper Corp.                                   817            14,592
                                                                      ------------
                                                                           815,930

PETROLEUM SERVICES - 3.22%
Atwood Oceanics, Inc. *                                      251            13,077
Baker Hughes, Inc.                                         4,587           195,727
BJ Services Company                                        2,227           103,645
Cal Dive International, Inc. *                               561            22,861
Diamond Offshore Drilling, Inc. (a)                        1,820            72,891
ENSCO International, Inc.                                  2,020            64,115
Exxon Mobil Corp.                                         90,669         4,647,693
GlobalSantaFe Corp.                                        3,132           103,700
Grey Wolf, Inc. *                                          2,922            15,399
Gulfmark Offshore, Inc. * (a)                                427             9,509
Halliburton Company                                        6,143           241,051
Horizon Offshore, Inc. * (a)                                 845             1,386
Input/Output, Inc. * (a)                                   1,135            10,033
Key Energy Services, Inc. *                                1,836            21,665
Lone Star Technologies, Inc. *                               447            14,957
McDermott International, Inc. * (a)                        1,056            19,388
Newpark Resources, Inc. * (a)                              1,352             6,963
Oceaneering International, Inc. *                            371            13,846
Petroleum Development Corp. *                                312            12,034
Premcor, Inc.                                              1,154            48,664
Pride International, Inc. *                                1,840            37,794
RPC, Inc.                                                    526            13,213
Schlumberger, Ltd.                                         8,194           548,588
SEACOR SMIT, Inc. * (a)                                      264            14,098
Smith International, Inc. *                                1,445            78,622
Superior Energy Services, Inc. *                           1,099            16,936
Tesoro Petroleum Corp. *                                     888            28,292
Tidewater, Inc. (a)                                          669            23,823
TODCO *                                                      988            18,199
Transocean, Inc. *                                         4,470           189,483
Universal Compression Holdings, Inc. *                       454            15,849
Valero Energy Corp.                                        3,550           161,170
Varco International, Inc. *                                1,337            38,974
Veritas DGC, Inc. *                                          530            11,877
W-H Energy Services, Inc. *                                  425             9,503
                                                                      ------------
                                                                         6,845,025

PHARMACEUTICALS - 4.55%
aaiPharma, Inc. * (a)                                        768             2,496
Abbott Laboratories                                       21,570         1,006,241
Abgenix, Inc. *                                            1,309            13,535
Able Laboratories, Inc. * (a)                                298             6,780
Adolor Corp. * (a)                                           619             6,141
Alexion Pharmaceuticals, Inc. * (a)                          450            11,340
Alkermes, Inc. * (a)                                       1,357            19,120
Allergan, Inc.                                             1,839           149,088
American Pharmaceutical Partners, Inc. * (a)               1,000            37,410
AmerisourceBergen Corp.                                    1,517            89,018
Amylin Pharmaceuticals, Inc. * (a)                         1,340            31,302
Andrx Corp. *                                              1,021            22,288
Array BioPharma, Inc. *                                      612             5,826
Atherogenics, Inc. * (a)                                     534            12,581
Barr Pharmaceuticals, Inc.                                 1,444            65,760
Bentley Pharmaceuticals, Inc. * (a)                          408             4,386
Bradley Pharmaceuticals, Inc., Class A * (a)                 218             4,229
Bristol-Myers Squibb Company                              26,834           687,487
Caremark Rx, Inc. *                                        6,503           256,413
Celgene Corp. * (a)                                        2,246            59,586
Connetics Corp. *(a)                                         515            12,509
Cubist Pharmaceuticals, Inc. * (a)                           662             7,831
Eli Lilly & Company                                       15,626           886,776
Encysive Pharmaceuticals, Inc. * (a)                         830             8,242
Endo Pharmaceutical Holdings, Inc. *                       1,859            39,076
Eon Labs, Inc.                                             1,263            34,101
Eyetech Pharmaceuticals, Inc. *                              585            26,618
First Horizon Pharmaceutical Corp. * (a)                     536            12,269
Forest Laboratories, Inc. *                                5,127           229,997
Gilead Sciences, Inc. *                                    6,006           210,150
Guilford Pharmaceuticals, Inc. * (a)                         836             4,138
Hi-Tech Pharmacal Company, Inc. * (a)                        205             3,780
Hospira, Inc. *                                            2,170            72,695
Idenix Pharmaceuticals, Inc. * (a)                           730            12,520
Indevus Pharmaceuticals, Inc. * (a)                          849             5,060
Inkine Pharmaceutical, Inc. * (a)                            984             5,343
Inspire Pharmaceuticals, Inc. * (a)                          585             9,810
Introgen Therapeutics, Inc. * (a)                            546             4,619
Isis Pharmaceuticals, Inc. * (a)                             952             5,617
Ivax Corp. *                                               3,506            55,465
King Pharmaceuticals, Inc. *                               3,363            41,701
Ligand Pharmaceuticals, Inc., Class B * (a)                1,100            12,804
Medicis Pharmaceutical Corp., Class A                        784            27,526
Merck & Company, Inc.                                     30,702           986,762
Mylan Laboratories, Inc. (a)                               3,720            65,770
Noven Pharmaceuticals, Inc. *                                378             6,449
NPS Pharmaceuticals, Inc. * (a)                              580            10,602
Nuvelo, Inc. (a)                                             564             5,555
Onyx Pharmaceuticals, Inc. * (a)                             504            16,325
Oscient Pharmaceuticals Corp. *                            1,323             4,829
OSI Pharmaceuticals, Inc. *                                  577            43,188
Pain Therapeutics, Inc. * (a)                                701             5,054
Par Pharmaceutical Companies, Inc. * (a)                     477            19,738

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Penwest Pharmaceuticals Company * (a)                        329      $      3,935
Peregrine Pharmaceuticals, Inc. * (a)                      2,617             3,062
Pfizer, Inc.                                             104,472         2,809,252
Pharmion Corp. * (a)                                         431            18,193
Pozen, Inc. *                                                541             3,933
Regeneron Pharmaceuticals, Inc. * (a)                        822             7,571
Rigel Pharmaceuticals, Inc. * (a)                            291             7,106
Salix Pharmaceuticals, Ltd. (a)                              531             9,340
Santarus, Inc. * (a)                                         625             5,663
Schering-Plough Corp.                                     20,371           425,347
SciClone Pharmaceuticals, Inc. * (a)                       1,011             3,741
Sepracor, Inc. *                                           1,239            73,559
Supergen, Inc. * (a)                                         758             5,344
United Therapeutics Corp. * (a)                              316            14,267
Valeant Pharmaceuticals International (a)                  1,201            31,646
Vertex Pharmaceuticals, Inc. * (a)                         1,203            12,716
Vicuron Phamaceuticals, Inc. * (a)                           788            13,719
Watson Pharmaceuticals, Inc. *                             1,496            49,084
Wyeth                                                     18,433           785,062
XOMA, Ltd. * (a)                                           1,626             4,211
                                                                      ------------
                                                                         9,670,697

PHOTOGRAPHY - 0.06%
Concord Camera Corp. * (a)                                   629             1,441
CPI Corp.                                                    343             4,661
Eastman Kodak Company                                      3,972           128,097
                                                                      ------------
                                                                           134,199

PLASTICS - 0.01%
National Patent Development Corp. * (a)                      526             1,210
Spartech Corp.                                               482            13,057
                                                                      ------------
                                                                            14,267
POLLUTION CONTROL - 0.06%
CUNO, Inc. *                                                 255            15,147
Duratek, Inc. *                                              314             7,822
Republic Services, Inc.                                    2,016            67,616
Stericycle, Inc. *                                           584            26,835
                                                                      ------------
                                                                           117,420
PUBLISHING - 0.55%
American Greetings Corp., Class A                            928            23,525
Cadmus Communications Corp.                                  445             5,696
Consolidated Graphics, Inc. *                                209             9,593
Dex Media, Inc.                                            2,130            53,165
Gannett Company, Inc.                                      3,734           305,068
Gemstar-TV Guide International, Inc. *                     6,016            35,615
Hollinger International, Inc., Class A (a)                 1,265            19,835
John Wiley & Son, Class A                                    887            30,903
Mcclatchy Company, Class A                                   633            45,456
McGraw-Hill Companies, Inc.                                2,646           242,215
Media General, Inc., Class A                                 308            19,961
Meredith Corp.                                               662            35,880
Playboy Enterprises, Inc., Class B *                         516             6,342
PRIMEDIA, Inc. *                                           4,391            16,686
Pulitzer, Inc. (a)                                           117             7,587
Readers Digest Association, Inc., Class A                  1,405            19,543
Scholastic Corp. *                                           547            20,217
The New York Times Company, Class A                        1,950            79,560
Thomas Nelson, Inc.                                          314             7,096
Tribune Company                                            4,328           182,382
Value Line, Inc. (a)                                         196             7,691
                                                                      ------------
                                                                         1,174,016

RAILROADS & EQUIPMENT - 0.42%
Burlington Northern Santa Fe Corp.                         5,142           243,268
CSX Corp.                                                  2,916           116,873
Florida East Coast Indiana, Inc. (a)                         551            24,850
GATX Corp.                                                   673            19,894
Genesee & Wyoming, Inc., Class A                             357            10,042
Greenbrier Company, Inc.                                     373            12,626
Kansas City Southern * (a)                                   883            15,656
Norfolk Southern Corp.                                     5,442           196,946
PAM Transportation Services, Inc. *                          271             5,081
Union Pacific Corp.                                        3,539           237,998
Wabtec Corp.                                                 675            14,391
                                                                      ------------
                                                                           897,625

REAL ESTATE - 1.92%
Acadia Realty Trust, REIT                                    659            10,742
Agree Realty Corp., REIT                                     310             9,824
Alexander's, Inc., REIT * (a)                                 82            17,630
Alexandria Real Estate Equities, Inc., REIT                  273            20,317
AMB Property Corp., REIT                                   1,131            45,681
American Financial Realty Trust, REIT                      1,468            23,752
American Home Mortgage Investment Corp., REIT                539            18,461
American Land Lease, Inc., REIT (a)                          402             9,061
American Mortgage Acceptance Company, REIT                   581             9,993
AmeriVest Properties, Inc., REIT (a)                       1,174             7,514
Annaly Mortgage Management, Inc., REIT (a)                 1,461            28,665
Anthracite Capital, Inc., REIT                               834            10,308
Anworth Mortgage Asset Corp., REIT (a)                       472             5,055
Apartment Investment & Management
   Company, Class A, REIT                                  1,245            47,982
Archstone-Smith Trust, REIT                                2,662           101,955
Arden Realty, Inc., REIT                                     910            34,325
Ashford Hospitality Trust, Inc., REIT                        749             8,142
Associated Estates Realty Corp., REIT                      1,079            11,027
Atlantic Realty Trust, REIT                                  416             7,005
Avalon Bay Communities, Inc., REIT                           981            73,869
Bluegreen Corp. *                                            508            10,074
Boston Properties, Inc., REIT                              1,494            96,617
Brandywine Realty Trust, REIT                                728            21,396
BRE Properties, Inc., Class A, REIT                          693            27,935
BRT Realty Trust, REIT (a)                                   365             8,884
Camden Property Trust, REIT                                  563            28,713
Capital Automotive REIT                                      536            19,041
Capital Trust, Inc., REIT (a)                                340            10,441
Capstead Mortage Corp., REIT (a)                             393             4,142

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
CarrAmerica Realty Corp., REIT                               782      $     25,806
Catellus Development Corp., REIT                           1,449            44,339
CB Richard Ellis Group, Inc. *                               987            33,114
CBL & Associates Properties, Inc., REIT                      404            30,845
Cedar Shopping Centers, Inc., REIT                           426             6,092
CenterPoint Properties Corp., REIT                           700            33,523
Colonial Properties Trust, REIT (a)                          401            15,747
Commercial Net Lease Realty, REIT                            747            15,388
Cornerstone Realty Income Trust, Inc., REIT                1,131            11,287
Corporate Office Properties Trust, REIT                      531            15,585
Corrections Corp. of America *                               517            20,913
Cousins Properties, Inc., REIT                               714            21,613
Crescent Real Estate Equities Company, REIT                1,414            25,820
Criimi Mae, Inc., REIT * (a)                                 408             6,569
CRT Properties, Inc., REIT                                   472            11,262
Developers Diversified Realty Corp., REIT                  1,412            62,650
Duke Realty Corp., REIT                                    1,933            65,993
EastGroup Properties, Inc., REIT                             354            13,565
Entertainment Properties Trust, REIT                         376            16,751
Equity Inns, Inc., REIT                                      988            11,599
Equity Lifestyle Properties, Inc., REIT                      387            13,835
Equity Office Properties Trust, REIT                       5,454           158,820
Equity One, Inc., REIT                                       959            22,757
Equity Residential, REIT                                   3,837           138,823
Essex Property Trust Inc., REIT                              312            26,146
Federal Realty Investment Trust, REIT                        734            37,911
Felcor Lodging Trust, Inc., REIT * (a)                       914            13,390
First Industrial Realty Trust, Inc., REIT                    558            22,727
First Potomac Realty Trust, REIT                             400             9,120
First Union Real Estate Equity & Mortgage
   Investments, REIT * (a)                                 1,810             6,824
Gables Residential Trust, REIT (a)                           443            15,855
General Growth Properties, Inc., REIT                      3,064           110,794
Gladstone Commercial Corp., REIT (a)                         490             8,379
Glenborough Realty Trust, Inc., REIT                         489            10,406
Glimcher Realty Trust, REIT (a)                              627            17,374
Global Signal, Inc., REIT * (a)                              764            21,041
Health Care Property Investors, Inc., REIT                 1,840            50,950
Health Care, Inc., REIT                                      688            26,247
Healthcare Realty Trust, Inc., REIT                          664            27,025
Heritage Property Investment Trust, REIT                     615            19,735
Hersha Hospitality Trust, REIT                               809             9,263
Highland Hospitality Corp., REIT                             720             8,093
Highwoods Properties, Inc., REIT                             707            19,584
Home Properties, Inc., REIT                                  430            18,490
Hospitality Properties Trust, REIT                           889            40,894
Host Marriott Corp., REIT                                  4,904            84,839
HRPT Properties Trust, REIT                                2,494            31,998
Impac Mortgage Holdings, Inc., REIT (a)                      886            20,086
Inland Real Estate Corp., REIT                               980            15,631
Innkeepers USA Trust, REIT                                   630             8,946
Jones Lang Lasalle, Inc. *                                   483            18,069
Kilroy Realty Corp., REIT                                    413            17,656
Kimco Realty Corp., REIT                                   1,529            88,667
LaSalle Hotel Properties                                     424            13,496
Lexington Corporate Property Trust, REIT                     727            16,416
Liberty Property Trust, REIT (a)                           1,100            47,520
LNR Property Corp. (a)                                       263            16,545
LTC Properties, Inc., REIT                                   501             9,975
Mack-California Realty Corp., REIT                           807            37,146
Maguire Properties, Inc., REIT                               696            19,112
MeriStar Hospitality Corp., REIT *                         1,328            11,089
MFA Mortgage Investments, Inc., REIT                         889             7,841
Mid-America Apartment Communities, Inc., REIT                370            15,251
Mission West Properties, Inc., REIT (a)                      658             7,001
Monmouth Real Estate Investment Corp., REIT                1,093             9,411
National Health Investments, Inc., REIT                      472            13,773
Nationwide Health Properties, Inc., REIT                     987            23,441
New Century Financial Corp., REIT *                          463            29,590
New Plan Realty Trust, Inc., REIT                          1,360            36,829
Newcastle Investment Corp., REIT                             547            17,384
Novastar Financial, Inc., REIT (a)                           356            17,622
Omega Healthcare Investors, REIT                             876            10,337
Pan Pacific Retail Properties, Inc., REIT                    531            33,294
Pennsylvania Real Estate
   Investment Trust, REIT                                    474            20,287
Post Properties, Inc., REIT                                  543            18,951
Prentiss Properties Trust, REIT                              615            23,493
Prime Group Realty Trust, REIT *                             898             5,774
ProLogis, REIT                                             2,497           108,195
PS Business Parks, Inc., REIT                                312            14,071
Public Storage, Inc., REIT                                 1,754            97,785
Reading International, Inc. * (a)                            785             6,563
Realty Income Corp., REIT (a)                                528            26,706
Reckson Associates Realty Corp., REIT                        935            30,677
Redwood Trust, Inc., REIT (a)                                284            17,634
Regency Centers Corp., REIT                                  837            46,370
Senior Housing Properties Trust, REIT                        955            18,088
Shurgard Storage Centers, Inc., Class A, REIT                637            28,034
Simon Properties Group, Inc., REIT *                         171            10,127
Simon Property Group, Inc., REIT                           2,885           186,573
Sizeler Property Investors, Inc., REIT (a)                   759             8,941
SL Green Realty Corp., REIT                                  524            31,728
Summit Properties, Inc., REIT                                490            15,954
Sun Communities, Inc., REIT                                  304            12,236
Taubman Centers, Inc., REIT                                  749            22,432
The Macerich Company, REIT                                   832            52,250
The Mills Corp., REIT                                        742            47,310
The St. Joe Company                                        1,065            68,373
Trammell Crow Company *                                      606            10,975
Transcontinental Realty
   Investors, Inc., REIT * (a)                               311             4,432
Trizec Properties, Inc., REIT                              2,183            41,302
United Capital Corp. * (a)                                   235             5,323
United Dominion Realty Trust, Inc., REIT                   1,766            43,797
United Mobile Homes, Inc., REIT (a)                          559             8,799

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
United States Restaurant Properties, Inc.,
   REIT (a)                                                  545      $      9,843
Urstadt Biddle Properties, Inc., REIT (a)                    616            10,503
Ventas, Inc., REIT                                         1,265            34,674
Vornado Realty Trust, REIT                                 1,735           132,085
W. P. Carey & Company LLC (a)                                483            16,982
Washington REIT                                              621            21,033
Weingarten Realty Investors, REIT                          1,154            46,275
Wellsford Real Properties, Inc. *                            298             4,297
Windrose Medical Properties Trust, REIT (a)                  653             9,410
Winston Hotels, Inc., REIT                                   675             7,972
                                                                      ------------
                                                                         4,076,714

RETAIL GROCERY - 0.49%
7 Eleven, Inc. *                                           1,592            38,128
Albertsons, Inc. (a)                                       4,993           119,233
Arden Group, Inc.                                             91             9,143
Ingles Markets, Inc.                                         706             8,747
Nash-Finch Company (a)                                       222             8,383
Pathmark Stores, Inc. *                                      648             3,765
Ruddick Corp.                                                670            14,532
Safeway, Inc. *                                            6,094           120,296
Smart & Final, Inc. *                                        485             6,979
SUPERVALU, Inc.                                            1,806            62,343
Sysco Corp.                                                8,836           337,270
The Great Atlantic & Pacific
   Tea Company, Inc. * (a)                                   714             7,319
The Kroger Company *                                      10,219           179,241
United Natural Foods, Inc.                                   569            17,696
Weis Markets, Inc.                                           358            13,808
Whole Foods Market, Inc.                                     847            80,762
Wild Oats Markets, Inc. *                                    489             4,308
Winn-Dixie Stores, Inc. (a)                                1,940             8,827
                                                                      ------------
                                                                         1,040,780

RETAIL TRADE - 5.34%
99 Cents Only Stores * (a)                                   983            15,885
A.C. Moore Arts & Crafts, Inc. *                             306             8,816
Aaron Rents, Inc., Class B                                   726            18,150
Abercrombie & Fitch Company, Class A                       1,312            61,598
Advance Auto Parts, Inc.                                   1,012            44,204
Aeropostale, Inc.                                            780            22,955
American Eagle Outfitters, Inc.                              991            46,676
AnnTaylor Stores Corp.                                       935            20,131
Asbury Automotive Group, Inc. *                              537             7,400
Barnes & Noble, Inc. *                                       934            30,140
Bed Bath & Beyond, Inc. *                                  4,134           164,657
Best Buy Company, Inc.                                     4,521           268,638
Big 5 Sporting Goods Corp.                                   364            10,607
Big Lots, Inc. *                                           1,585            19,226
BJ's Wholesale Club, Inc. *                                  945            27,528
Bombay Company, Inc. * (a)                                   622             3,440
Borders Group, Inc.                                        1,046            26,568
Brookstone, Inc.                                             322             6,295
Burlington Coat Factory Warehouse Corp.                      599            13,597
Cabela's, Inc. * (a)                                         920            20,921
Cache, Inc.                                                  283             5,100
CarMax, Inc. *                                             1,458            45,271
Casey's General Stores, Inc.                                 724            13,141
Cash America International, Inc.                             430            12,784
Casual Male Retail Group, Inc. * (a)                         687             3,744
Cato Corp., Class A                                          331             9,539
Charlotte Russe Holding, Inc. * (a)                          340             3,434
Charming Shoppes, Inc. *                                   1,644            15,404
Chico's FAS, Inc. *                                        1,238            56,366
Childrens Place Retail Stores, Inc. * (a)                    381            14,108
Christopher & Banks Corp.                                    526             9,705
Circuit City Stores, Inc.                                  2,934            45,888
Claire's Stores, Inc.                                      1,284            27,285
Coldwater Creek, Inc.                                        595            18,368
Cost Plus, Inc. *                                            309             9,928
Costco Wholesale Corp.                                     6,379           308,807
CVS Corp.                                                  5,509           248,291
Deb Shops, Inc.                                              269             6,736
Dicks Sporting Goods, Inc. (a)                               476            16,731
Dillard's, Inc., Class A                                   1,073            28,832
Dollar General Corp. (a)                                   4,641            96,394
Dollar Tree Stores, Inc. *                                 1,603            45,974
Electronics Boutique Holdings Corp. *                        364            15,630
Family Dollar Stores, Inc.                                 2,278            71,142
Federated Department Stores, Inc.                          2,475           143,030
Finish Line, Inc. (a)                                        650            11,895
First Cash Financial Services                                290             7,746
Foot Locker, Inc.                                          1,996            53,752
Fossil, Inc.                                               1,002            25,691
Fred's, Inc., Class A (a)                                    555             9,657
GameStop Corp. * (a)                                         790            17,664
GameStop Corp. *                                             396             8,874
Genesco, Inc. *                                              314             9,778
Group 1 Automotive, Inc. *                                   311             9,797
Guitar Center, Inc. *                                        335            17,651
Hancock Fabrics, Inc.                                        370             3,837
Haverty Furniture Companies, Inc.                            331             6,124
Hibbett Sporting Goods, Inc.                                 361             9,606
Home Depot, Inc.                                          30,788         1,315,879
Hot Topic, Inc. *                                            686            11,792
J. Jill Group, Inc. * (a)                                    329             4,899
J.C. Penney Company, Inc.                                  3,919           162,247
Jo Ann Stores, Inc. *                                        339             9,336
Kenneth Cole Productions, Inc., Class A (a)                  305             9,412
Kmart Holding Corp. * (a)                                  1,256           124,281
Kohl's Corp. *                                             4,699           231,050
Limited Brands                                             5,505           126,725
Linens'n Things, Inc. *                                      604            14,979
Longs Drug Stores Corp. (a)                                  530            14,612
Lowe's Companies, Inc.                                    10,895           627,443

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Manning Greg Auctions, Inc. * (a)                            431      $      5,336
Marinemax, Inc. *                                            256             7,619
May Department Stores Company                              3,976           116,894
Michael's Stores, Inc.                                     1,828            54,785
MSC Industrial Direct Company, Inc., Class A                 952            34,253
NBTY, Inc. *                                                 937            22,497
Nordstrom, Inc.                                            1,940            90,656
Pacific Sunwear of California, Inc. *                      1,052            23,418
Pantry, Inc. * (a)                                           340            10,231
Party City Corp. * (a)                                       310             4,008
Payless ShoeSource, Inc. *                                   897            11,033
PC Connection, Inc. *                                        523             4,979
PETCO Animal Supplies, Inc. *                                801            31,624
PETsMART, Inc.                                             2,021            71,806
Pier 1 Imports, Inc.                                       1,187            23,384
RadioShack Corp.                                           2,233            73,421
Regis Corp.                                                  603            27,828
Rent-A-Center, Inc. *                                      1,092            28,938
Restoration Hardware, Inc. * (a)                             617             3,542
Retail Ventures, Inc. *                                      690             4,899
Rite Aid Corp. *                                           7,380            27,011
Ross Stores, Inc.                                          2,085            60,194
Saks, Inc.                                                 1,905            27,642
School Specialty, Inc. *                                     261            10,064
Sears, Roebuck & Company                                   2,928           149,416
Sharper Image Corp. * (a)                                    212             3,996
Shoe Carnival, Inc. * (a)                                    283             3,679
Shopko Stores, Inc. * (a)                                    415             7,752
Sonic Automative, Inc.                                       402             9,970
Sports Authority, Inc. * (a)                                 343             8,832
Staples, Inc.                                              6,909           232,902
Stein Mart, Inc. *                                           630            10,748
Steven Madden, Ltd. *                                        283             5,337
Systemax, Inc. *                                             682             5,006
Talbots, Inc.                                                782            21,294
Target Corp.                                              12,654           657,122
The Buckle, Inc.                                             329             9,706
The Dress Barn, Inc. * (a)                                   445             7,832
The Gap, Inc.                                             12,435           262,627
The Men's Wearhouse, Inc. *                                  496            15,852
The Neiman Marcus Group, Inc., Class A                       664            47,503
The TJX Companies, Inc.                                    6,913           173,724
The Wet Seal, Inc., Class A * (a)                            562             1,276
The Yankee Candle, Inc. *                                    693            22,994
Tiffany & Company                                          2,034            65,027
Too, Inc. *                                                  476            11,643
Tractor Supply Company * (a)                                 549            20,428
Transport World Entertainment Corp. * (a)                    643             8,018
Tuesday Morning Corp. * (a)                                  594            18,194
Tweeter Home Entertainment Group, Inc. * (a)                 513             3,514
United Rentals, Inc. * (a)                                 1,104            20,866
Urban Outfitters, Inc.                                     1,130            50,172
ValueVision Media, Inc., Class A * (a)                       580             8,068
Walgreen Company                                          14,187           544,355
Wal-Mart Stores, Inc.                                     59,056         3,119,338
Williams-Sonoma, Inc. *                                    1,616            56,625
Zale Corp.                                                   713            21,297
                                                                      ------------
                                                                        11,334,966

SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc. *                            4,383            40,674
Aqua America, Inc.                                         1,327            32,631
Artesian Resources Corp., Class A (a)                        370            10,404
Casella Waste Systems, Inc., Class A *                       462             6,764
Darling International, Inc. *                              1,399             6,100
Ecolab, Inc.                                               3,558           124,993
Flanders Corp. * (a)                                         713             6,845
Insituform Technologies, Inc., Class A *                     433             9,816
Ionics, Inc. * (a)                                           325            14,085
Nalco Holding Company *                                    1,950            38,064
Waste Connections, Inc.                                      631            21,612
Waste Management, Inc.                                     7,898           236,466
                                                                      ------------
                                                                           548,454

SEMICONDUCTORS - 2.77%
Actel Corp. *                                                408             7,156
Advanced Energy Industries, Inc. *                           535             4,885
Advanced Micro Devices, Inc. * (a)                         4,955           109,109
Agere Systems, Inc., Class A *                            23,066            31,600
Alliance Semiconductor Corp. *                               874             3,234
Altera Corp. *                                             5,235           108,365
American Superconductor Corp. * (a)                          440             6,552
Amis Holdings, Inc. *                                      1,061            17,528
Amkor Technology, Inc. *                                   2,529            16,894
Analog Devices, Inc.                                       5,175           191,061
Applied Materials, Inc. *                                 23,431           400,670
Applied Micro Circuits Corp. *                             4,400            18,524
Asyst Technologies, Inc. *                                   783             3,985
Atmel Corp. *                                              6,746            26,444
ATMI, Inc. * (a)                                             456            10,274
Axcelis Technologies, Inc. *                               1,442            11,723
Broadcom Corp., Class A *                                  4,480           144,614
Cirrus Logic, Inc. * (a)                                   1,304             7,185
Conexant Systems, Inc. *                                   6,666            13,265
Credence Systems Corp. * (a)                               1,391            12,728
Cree, Inc. * (a)                                           1,028            41,202
Cymer, Inc. *                                                507            14,977
Cypress Semiconductor Corp. * (a)                          1,760            20,645
Diodes, Inc. * (a)                                           252             5,703
DSP Group, Inc. *                                            418             9,334
Emcore Corp. * (a)                                         1,388             4,844
Emulex Corp. *                                             1,187            19,989
Entegris, Inc. *                                           1,084            10,786
ESS Technology, Inc. *                                       639             4,543
Exar Corp. *                                                 602             8,542
Fairchild Semiconductor International, Inc. *              1,650            26,829

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------     ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
FormFactor, Inc. *                                           517      $     14,031
Freescale Semiconductor-B, Inc. *                          5,510           101,164
Genesis Microchip, Inc. * (a)                                467             7,575
Genus, Inc. * (a)                                            875             1,680
Integrated Circuit Systems, Inc. *                           998            20,878
Integrated Device Technology, Inc. *                       1,490            17,224
Intel Corp.                                               88,695         2,074,576
Intergrated Electrical Services, Inc. * (a)                  698             3,378
International Rectifier Corp. *                              906            40,380
Intersil Corp., Class A                                    1,883            31,521
IXYS Corp. *                                                 602             6,213
KLA-Tencor Corp. *                                         2,705           125,999
Kopin Corp. *                                              1,259             4,872
Kulicke & Soffa Industries, Inc. * (a)                       868             7,482
Lam Research Corp. *                                       1,859            53,744
Lattice Semiconductor Corp. *                              1,682             9,587
Linear Technology Corp.                                    4,247           164,614
LSI Logic Corp. * (a)                                      5,301            29,050
LTX Corp. *                                                  974             7,490
Mattson Technology, Inc. * (a)                               804             9,053
Maxim Integrated Products, Inc.                            4,447           188,508
MEMC Electronic Materials, Inc. *                          2,987            39,578
Micrel, Inc. *                                             1,324            14,591
Microchip Technology, Inc.                                 2,842            75,768
Micron Technology, Inc. *                                  8,425           104,049
Microsemi Corp.                                              864            14,999
MIPS Technologies, Inc., Class A *                           757             7,456
MKS Instruments, Inc. *                                      782            14,506
Monolithic System Technology, Inc. * (a)                     642             4,000
Mykrolis Corp. *                                             644             9,126
Nanometrics, Inc. * (a)                                      254             4,094
National Semiconductor Corp.                               5,002            89,786
Novellus Systems, Inc.                                     2,100            58,569
NVIDIA Corp. *                                             2,331            54,918
Omnivision Technologies, Inc. (a)                            811            14,882
ON Semiconductor Corp. *                                   3,887            17,647
Pericom Semiconductor Corp. *                                475             4,479
Photronics, Inc. *                                           467             7,706
Pixelworks, Inc. * (a)                                       620             7,031
PLX Technology, Inc. *                                       416             4,326
Power Integrations, Inc. *                                   445             8,802
QLogic Corp. *                                             1,323            48,594
Rambus, Inc. * (a)                                         1,462            33,626
Rudolph Technologies, Inc. *                                 258             4,430
Semitool, Inc. *                                             549             5,095
Semtech Corp. *                                            1,035            22,635
Sigmatel, Inc. *                                             507            18,014
Silicon Image, Inc. *                                      1,101            18,122
Silicon Laboratories, Inc. * (a)                             721            25,459
Siliconix, Inc. *                                            424            15,472
Sipex Corp. * (a)                                            634             2,967
Skyworks Solutions, Inc. *                                 2,148            20,256
Teradyne, Inc. *                                           2,709            46,243
Tessera Technologies, Inc. *                                 570            21,210
Texas Instruments, Inc.                                   23,939           589,378
TranSwitch Corp. * (a)                                     1,749             2,693
Triquint Semiconductor, Inc. *                             2,027             9,020
Ultratech, Inc. *                                            360             6,786
Varian Semiconductor Equipment
   Associates, Inc. *                                        506            18,646
Veeco Instruments, Inc. * (a)                                434             9,144
Vitesse Semiconductor Corp. * (a)                          3,203            11,307
Volterra Semiconductor Corp. * (a)                           379             8,397
White Electronic Designs Corp. *                             519             3,285
Xilinx, Inc.                                               4,796           142,201
Zoran Corp. *                                                573             6,635
                                                                      ------------
                                                                         5,878,137

SHIPBUILDING - 0.00%
Todd Shipyards Corp.                                         329             5,955

SOFTWARE - 3.13%
Activision, Inc.                                           1,916            38,665
Actuate Corp. *                                            1,165             2,971
Advent Software, Inc. *                                      487             9,974
Allscripts Heathcare Solution, Inc. *                        653             6,968
Altiris, Inc. * (a)                                          387            13,711
ANSYS, Inc. *                                                 70             2,244
Ascential Software Corp. *                                   817            13,325
Aspen Technology, Inc. * (a)                                 686             4,260
Authentidate Holding Corp. * (a)                             576             3,565
Autodesk, Inc.                                             3,156           119,770
Avid Technology, Inc. *                                      441            27,232
BEA Systems, Inc. *                                        5,721            50,688
Bindview Development Corp. * (a)                           1,033             4,494
Blackbaud, Inc. * (a)                                        641             9,384
Blackboard, Inc. * (a)                                       386             5,717
BMC Software, Inc. *                                       3,077            57,232
Borland Software Corp. *                                   1,137            13,280
Captaris, Inc. *                                             695             3,586
Carreker Corp. * (a)                                         404             3,474
Catapult Communications Corp. *                              220             5,315
CCC Information Services Group, Inc. *                       420             9,328
CIBER, Inc. *                                                970             9,351
Citrix Systems, Inc. *                                     2,339            57,376
Computer Associates International, Inc.                    8,092           251,338
Compuware Corp. *                                          5,397            34,919
Concord Communications, Inc. *                               397             4,399
Concur Technologies, Inc. *                                  569             5,070
Covansys Corp. *                                             430             6,579
Dendrite International, Inc. *                               605            11,737
Embarcadero Tech, Inc. *                                     467             4,395
Epicor Software Corp. *                                      784            11,047
EPIQ Systems, Inc. * (a)                                     267             3,909
Equinix, Inc. *                                              286            12,224
Evolving Systems, Inc. * (a)                                 398             1,787

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT       VALUE
                                                    ------       -----
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Faro Technologies, Inc. *                             234      $    7,296
Hyperion Solutions Corp. *                            543          25,315
Igate Corp. *                                       1,028           4,163
Industries International, Inc. *                    1,422           3,042
InfoUSA, Inc. *                                       873           9,769
Intellisync Corp. * (a)                             1,371           2,797
Intermediate Telephone, Inc.                          386          10,569
Intuit, Inc. *                                      2,633         115,878
iPass, Inc. *                                         811           6,001
JDA Software Group, Inc. * (a)                        450           6,129
Keane, Inc. *                                         897          13,186
Lawson Software Inc. *                              1,369           9,405
Macrovision Corp. *                                   696          17,901
Magma Design Automation, Inc. * (a)                   514           6,456
Manhattan Associates, Inc. *                          422          10,077
Mantech International Corp. *                         434          10,303
Manugistics Group, Inc. * (a)                       1,413           4,055
MAPICS, Inc. *                                        469           4,948
McDATA Corp., Class A * (a)                         1,672           9,965
Mercury Interactive Corp. *                         1,290          58,760
Micromuse, Inc. *                                   1,233           6,843
Microsoft Corp.                                   150,362       4,016,169
MicroStrategy, Inc. *                                 240          14,460
Midway Games, Inc. * (a)                            1,220          12,810
MRO Software, Inc. *                                  432           5,625
MSC Software Corp. * (a)                              456           4,774
Nassda Corp. * (a)                                    548           3,781
NAVTEQ Corp. *                                      1,231          57,069
Neoware Systems, Inc. * (a)                           318           2,960
NMS Communications Corp. * (a)                        853           5,382
Novell, Inc. *                                      5,425          36,619
NYFIX, Inc. * (a)                                     631           3,906
Omnicell, Inc. * (a)                                  383           4,213
Open Solutions, Inc. *                                276           7,165
Opnet Technologies, Inc. * (a)                        379           3,191
Opsware, Inc. * (a)                                 1,257           9,226
Oracle Corp. *                                     71,577         982,036
Packeteer, Inc. *                                     520           7,514
Palmsource, Inc. * (a)                                196           2,497
Parametric Technology Corp. *                       3,856          22,712
PDF Solutions, Inc. *                                 405           6,525
Pegasystems, Inc. *                                   622           5,306
Plato Learning, Inc. * (a)                            482           3,591
QAD, Inc. (a)                                         652           5,816
Quality Systems * (a)                                 113           6,757
Red Hat, Inc. * (a)                                 2,577          34,403
Scansoft, Inc. * (a)                                1,607           6,733
SCO Group, Inc. * (a)                                 363           1,539
Secure Computing Corp. *                              522           5,210
Seebeyond Technology Corp. * (a)                    1,470           5,263
Serena Software, Inc. *                               637          13,785
Siebel Systems, Inc. *                              7,022          73,731
SPSS, Inc. *                                          305           4,770
SS&C Technologies, Inc.                               359           7,413
Synplicity, Inc. *                                    657           3,889
Take-Two Interactive Software, Inc. * (a)             614          21,361
THQ, Inc. * (a)                                       511          11,722
Tradestation Group, Inc. *                            799           5,609
Transaction Systems
   Architects, Inc., Class A *                        565          11,215
Ulticom, Inc. * (a)                                   617           9,891
Ultimate Software Group, Inc. *                       408           5,173
VA Software Corp. * (a)                             1,356           3,390
Verint Systems, Inc. *                                428          15,549
Websense, Inc. *                                      329          16,687
Zixit Corp. * (a)                                     645           3,322
                                                               ----------
                                                                6,652,931

STEEL - 0.20%
Alaska Steel Holding Corp. * (a)                    1,605          23,224
Allegheny Technologies, Inc.                        1,272          27,564
Carpenter Technology Corp.                            312          18,239
International Steel Group, Inc. * (a)               1,273          51,633
NS Group, Inc. *                                      441          12,260
Nucor Corp.                                         2,196         114,939
Ryerson Tull, Inc. (a)                                426           6,709
Schnitzer Steel Industries, Inc. (a)                  356          12,079
Steel Dynamics, Inc. (a)                              670          25,380
Steel Technologies, Inc.                              256           7,043
Texas Industries, Inc.                                297          18,527
United States Steel Corp.                           1,503          77,029
Worthington Industries, Inc.                        1,200          23,496
                                                               ----------
                                                                  418,122

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.83%
ADC Telecommunications, Inc. * (a)                 11,313          30,319
ADTRAN, Inc.                                        1,078          20,633
Aeroflex, Inc. *                                    1,105          13,393
Alaska Communications Systems, Inc. (a)               837           7,223
American Tower Corp., Class A *                     3,126          57,518
Andrew Corp. *                                      2,244          30,586
Applied Signal Technology, Inc.                       208           7,332
Arris Group, Inc. * (a)                             1,363           9,595
Aspect Communications Corp. *                         920          10,249
At Road, Inc. *                                       900           6,219
Atheros Communications, Inc. * (a)                    719           7,370
Avaya, Inc. *                                       6,223         107,036
Brightpoint, Inc. *                                   322           6,292
Broadwing Corp. * (a)                               1,336          12,171
Carrier Access Corp. * (a)                            631           6,739
CellStar Corp. * (a)                                  483           2,149
Ciena Corp. *                                       7,777          25,975
Citizens Communications Company                     4,111          56,691
Commonwealth Telephone
   Enterprises, Inc., (CTE) * (a)                     286          14,203

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                   ------           -----
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Commscope, Inc. * (a)                                   790      $   14,931
Comtech Telecommunications Corp. * (a)                  230           8,650
Comverse Technology, Inc. *                           2,692          65,819
Corning, Inc. *                                      19,368         227,961
Crown Castle International Corp. *                    3,157          52,532
CT Communications, Inc. (a)                             397           4,883
Ditech Communications Corp. *                           467           6,982
Finisar Corp. * (a)                                   3,802           8,669
General Communication, Inc. *                           912          10,068
Global Crossing, Ltd. * (a)                             319           5,787
Harmonic, Inc. * (a)                                  1,113           9,282
Hungarian Telephone & Cable Corp. * (a)                 467           6,725
Infonet Services Corp., Class B * (a)                 3,736           7,547
InterDigital Communication Corp. * (a)                  819          18,100
Intrado, Inc. * (a)                                     338           4,090
J2 Global Communications, Inc. * (a)                    332          11,454
JDS Uniphase Corp. *                                 19,088          60,509
KVH Industries, Inc. * (a)                              383           3,753
Level 3 Communications, Inc. * (a)                    9,548          32,368
Lucent Technologies, Inc. * (a)                      59,890         225,186
Mastec, Inc. * (a)                                      825           8,341
MRV Communications, Inc. * (a)                        1,819           6,676
NETGEAR, Inc. * (a)                                     436           7,931
Network Equipment Technologies, Inc. * (a)              558           5,480
Newport Corp. *                                         597           8,418
NTL, Inc. *                                           1,237          90,252
Performance Technologies, Inc. * (a)                    275           2,557
Plantronics, Inc.                                       681          28,241
Polycom, Inc. *                                      1,393           32,485
Powerwave Technologies, Inc. *                        1,544          13,093
Price Communications Corp.                              708          13,162
PTEK Holdings, Inc. *                                 1,076          11,524
QUALCOMM, Inc.                                       22,564         956,714
REMEC, Inc. * (a)                                       880           6,345
SBA Communications Corp. * (a)                          923           8,565
SBC Communications, Inc.                             45,810       1,180,524
Scientific-Atlanta, Inc.                              2,095          69,156
Shenandoah Telecommunications Company                   200           5,990
Sonus Networks, Inc. * (a)                            3,522          20,181
Spectralink Corp. (a)                                   375           5,317
Spectrasite, Inc. *                                     658          38,098
Stratex Networks, Inc. * (a)                          1,781           4,025
SureWest Communications (a)                             237           6,719
Symmetricom, Inc. * (a)                                 730           7,088
Tekelec *                                               908          18,559
Tellabs, Inc. *                                       6,386          54,856
Terayon Communication Systems, Inc. *                 1,390           3,767
Tollgrade Communications, Inc. *                        279           3,415
Triton PCS Holdings, Inc., Class A * (a)              1,472           5,034
US LEC Corp., Class A * (a)                             775           2,478
UTStarcom, Inc. * (a)                                 1,576          34,908
Viasat, Inc. *                                          410           9,951
Westell Technologies, Inc., Class A * (a)             1,123           7,636
Wiltel Communications Group *                           614               0
WJ Communication, Inc. *                              1,131           3,891
                                                                 ----------
                                                                  3,898,366

TELEPHONE - 1.72%
ALLTEL Corp.                                          4,141         243,325
AT&T Corp.                                           10,782         205,505
Atlantic Tele-Network, Inc.                             203           6,597
BellSouth Corp.                                      25,244         701,531
Centennial Communications Corp., Class A *            1,634          12,958
CenturyTel, Inc.                                      1,815          64,378
Cincinnati Bell, Inc. *                               3,708          15,388
D&E Communications, Inc.                                421           5,073
Harris Corp.                                            910          56,229
Hickory Tech Corp. (a)                                  520           5,559
IDT, Corp. * (a)                                      1,305          20,201
MCI, Inc.                                             4,319          87,071
North Pittsburgh Systems, Inc. (a)                      348           8,606
Primus Telecommunications Group, Inc. * (a)           1,770           5,629
Qwest Communications International, Inc. *           24,929         110,685
Sprint Corp. (FON Group)                             19,687         489,222
TALK America Holdings, Inc. * (a)                       465           3,078
U.S. Cellular Corp. *                                 1,154          51,653
Verizon Communications, Inc.                         38,282       1,550,804
                                                                 ----------
                                                                  3,643,492

TIRES & RUBBER - 0.04%
Bandag, Inc.                                            284          14,146
Cooper Tire & Rubber Company                          1,048          22,584
Goodyear Tire & Rubber Company * (a)                  2,512          36,826
Myers Indiana, Inc.                                     560           7,168
                                                                 ----------
                                                                     80,724

TOBACCO - 0.96%
Altria Group, Inc.                                   28,370       1,733,407
Dimon, Inc. (a)                                         785           5,275
Reynolds American, Inc. (a)                           2,055         161,523
Standard Commercial Corp.                               277           5,390
Universal Corp.                                         308          14,735
UST, Inc.                                             2,259         108,681
Vector Group, Ltd. (a)                                  627          10,427
                                                                 ----------
                                                                  2,039,438

TOYS, AMUSEMENTS & SPORTING GOODS - 0.12%
Hasbro, Inc.                                          2,377          46,066
Jakks Pacific, Inc. * (a)                               382           8,446
Marval Enterprises, Inc. (a)                          1,537          31,478
Mattel, Inc.                                          5,666         110,430
Russ Berrie & Company, Inc. (a)                         366           8,359
Toys R Us, Inc. *                                     2,950          60,387
                                                                 ----------
                                                                    265,166

TRANSPORTATION - 0.30%
Alexander & Baldwin, Inc.                               606          25,706

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                      ---------      ------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION (CONTINUED)
C. H. Robinson Worldwide, Inc.                            1,185      $     65,791
Expeditors International of Washington, Inc.              1,487            83,093
General Maritime Corp. * (a)                                527            21,054
Harley-Davidson, Inc.                                     4,089           248,407
Heartland Express, Inc.                                   1,095            24,605
Kirby Corp. *                                               374            16,598
Laidlaw International, Inc. *                             1,489            31,865
Offshore Logistics, Inc. *                                  329            10,683
Overseas Shipholding Group, Inc.                            547            30,194
Pacer International, Inc. *                                 557            11,842
RailAmerica, Inc. * (a)                                     553             7,217
SCS Transportation, Inc. *                                  277             6,473
Seabulk International, Inc. * (a)                           488             5,910
U. S. Xpress Enterprises, Inc., Class A * (a)               323             9,464
Yellow Roadway Corp. *                                      655            36,490
                                                                     ------------
                                                                          635,392
TRAVEL SERVICES - 0.49%
Ambassadors Group, Inc.                                     216             7,692
American Express Company                                 17,534           988,392
Navigant International, Inc. * (a)                          295             3,590
Pegasus Solutions, Inc. *                                   427             5,380
Sabre Holdings Corp.                                      1,853            41,062
                                                                     ------------
                                                                        1,046,116
TRUCKING & FREIGHT - 1.05%
Arkansas Best Corp.                                         367            16,475
CNF, Inc.                                                   695            34,820
Covenant Transport, Inc. *                                  287             5,975
EGL, Inc. *                                                 658            19,668
Fedex Corp.                                               4,161           409,817
Forward Air Corp. *                                         329            14,706
Hub Group, Inc., Class A *                                  200            10,444
J.B. Hunt Transport Services, Inc.                        1,135            50,905
Knight Transportation, Inc. (a)                             834            20,683
Landstar Systems, Inc. *                                    443            32,623
Navistar International Corp. *                              975            42,881
Old Dominion Freight Lines, Inc.                            385            13,398
OMI Corp. (a)                                             1,290            21,736
Oshkosh Truck Corp.                                         480            32,822
Overnite Corp.                                              410            15,268
Plains All American Pipeline, LP (a)                        807            30,456
Ryder Systems, Inc.                                         891            42,563
Swift Transportation, Inc. *                              1,110            23,843
United Parcel Service, Inc., Class B                     15,567         1,330,356
USF Corp.                                                   391            14,838
Wabash National Corp. *                                     438            11,795
Werner Enterprises, Inc.                                  1,129            25,561
                                                                     ------------
                                                                        2,221,633
                                                                     ------------
TOTAL COMMON STOCKS (Cost $185,864,528)                              $205,067,493
                                                                     ------------

WARRANTS - 0.00%

BANKING - 0.00%
Dime Bancorp, Inc.
   (Expiration date 11/22/2005; strike
   price $0.16%                                             300      $         57

CELLULAR COMMUNICATIONS - 0.00%
Spectrasite, Inc.
   (Expiration date 02/10/2010; strike
   price $16.00) * (a)                                        4               342

ELECTRICAL EQUIPMENT - 0.00%
Optical Cable Corp.
   (Expiration date 10/24/2007; strike
   price $4.88)*                                             24                 0

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Lucent Technologies, Inc.
   (Expiration date 12/10/2007; strike
   price $2.757%                                          2,348             3,710
                                                                     ------------
TOTAL WARRANTS (Cost $9,979)                                         $      4,109
                                                                     ------------

RIGHTS - 0.00%

BUSINESS SERVICES - 0.00%
Comdisco Holding Company, Inc.                              829               278

PHARMACEUTICALS - 0.00%
OSI Pharmaceuticals, Inc. * (a)                           1,183               130
                                                                     ------------
TOTAL RIGHTS (Cost $19,688)                                          $        408
                                                                     ------------

CORPORATE BONDS - 0.00%

METAL & METAL PRODUCTS - 0.00%
Mueller Industries, Inc.
    6.00% due 11/01/2014                           $      4,000             3,920
                                                                     ------------
TOTAL CORPORATE BONDS (Cost $3,921)                                  $      3,920
                                                                     ------------

SHORT TERM INVESTMENTS - 10.00%
BP Capital Markets PLC
   2.15% due 01/03/2005                            $  6,700,000      $  6,699,200
State Street Navigator Securities Lending
   Prime Portfolio (c)                               13,559,381        13,559,381
United States Treasury Bills
   zero coupon due 01/20/2005 ****                    1,000,000           999,108
                                                                     ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $21,257,689)                                                   $ 21,257,689
                                                                     ------------
REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 1.45% to
   be repurchased at $56,007 on
   1/3/2005, collateralized by $40,000
   U.S. Treasury Bonds, 8.875% due
   02/15/2019 (valued at $58,763,
   including interest)                             $     56,000      $     56,000
                                                                     ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $56,000)                                                       $     56,000
                                                                     ------------

TOTAL INVESTMENTS (TOTAL STOCK MARKET INDEX TRUST)
   (COST $207,211,805) - 106.55%                                     $226,389,619
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.55)%                       (13,918,109)
                                                                     ------------
TOTAL NET ASSETS - 100.00%                                           $212,471,510
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
COMMON STOCKS - 99.42%

ADVERTISING - 0.22%
Monster Worldwide, Inc. *                               13,251      $   445,764
Omnicom Group, Inc.                                     20,733        1,748,206
The Interpublic Group of Companies, Inc. *              47,057          630,564
                                                                    -----------
                                                                      2,824,534

AEROSPACE - 2.03%
Boeing Company                                          93,425        4,836,612
General Dynamics Corp.                                  22,287        2,331,220
Goodrich Corp.                                          13,234          431,958
Honeywell International, Inc.                           95,714        3,389,233
Lockheed Martin Corp.                                   49,258        2,736,282
Northrop Grumman Corp.                                  40,974        2,227,347
Raytheon Company                                        50,302        1,953,227
Rockwell Collins, Inc.                                  19,644          774,759
Textron, Inc. (a)                                       15,303        1,129,361
United Technologies Corp.                               56,866        5,877,101
                                                                    -----------
                                                                     25,687,100

AGRICULTURE - 0.26%
Archer-Daniels-Midland Company                          72,830        1,624,837
Monsanto Company                                        29,420        1,634,281
                                                                    -----------
                                                                      3,259,118

AIR TRAVEL - 0.12%
Delta Air Lines, Inc. * (a)                             14,400          107,712
Southwest Airlines Company                              86,747        1,412,241
                                                                    -----------
                                                                      1,519,953

ALUMINUM - 0.24%
Alcoa, Inc.                                             96,862        3,043,404

APPAREL & TEXTILES - 0.53%
Cintas Corp.                                            19,100          837,726
Coach, Inc. *                                           21,021        1,185,584
Jones Apparel Group, Inc.                               13,600          497,352
Liz Claiborne, Inc.                                     12,079          509,855
NIKE, Inc., Class B                                     29,207        2,648,783
Reebok International, Ltd. (a)                           6,468          284,592
VF Corp.                                                12,360          684,497
                                                                    -----------
                                                                      6,648,389

AUTO PARTS - 0.32%
AutoZone, Inc. *                                         8,878          810,650
Dana Corp.                                              16,668          288,856
Delphi Corp. (a)                                        62,446          563,263
Genuine Parts Company                                   19,432          856,174
Johnson Controls, Inc.                                  21,181        1,343,723
Visteon Corp. (a)                                       14,414          140,825
                                                                    -----------
                                                                      4,003,491

AUTO SERVICES - 0.04%
AutoNation, Inc. *                                      29,440          565,542

AUTOMOBILES - 0.56%
Ford Motor Company                                     203,594        2,980,616
General Motors Corp. (a)                                62,850        2,517,771
PACCAR, Inc.                                            19,331        1,555,759
                                                                    -----------
                                                                      7,054,146

BANKING - 6.28%
AmSouth Bancorp.                                        39,514        1,023,413
Bank of America Corp.                                  449,455       21,119,891
Bank of New York Company, Inc.                          86,449        2,889,126
BB&T Corp.                                              61,464        2,584,561
Comerica, Inc.                                          18,979        1,158,099
Compass Bancshares, Inc.                                13,648          664,248
Fifth Third Bancorp (a)                                 62,457        2,952,967
First Horizon National Corp. (a)                        13,701          590,650
Golden West Financial Corp.                             34,073        2,092,764
Huntington Bancshares, Inc.                             25,716          637,243
KeyCorp                                                 45,246        1,533,839
M&T Bank Corp. (a)                                      12,923        1,393,616
Marshall & Ilsley Corp. (a)                             24,862        1,098,900
National City Corp.                                     75,392        2,830,970
North Fork Bancorporation, Inc.                         52,371        1,510,903
Northern Trust Corp.                                    24,392        1,184,963
Regions Financial Corp.                                 51,719        1,840,679
Sovereign Bancorp, Inc. (a)                             38,412          866,191
SunTrust Banks, Inc.                                    41,257        3,048,067
US Bancorp                                             207,766        6,507,231
Wachovia Corp.                                         178,443        9,386,102
Wells Fargo Company                                    188,261       11,700,421
Zions BanCorp (a)                                        9,977          678,735
                                                                    -----------
                                                                     79,293,579

BIOTECHNOLOGY - 1.20%
Amgen, Inc. *                                          141,333        9,066,512
Applera Corp.-Applied Biosystems Group                  21,812          456,089
Biogen Idec, Inc. *                                     37,116        2,472,297
Chiron Corp. * (a)                                      20,790          692,931
Genzyme Corp. *                                         25,534        1,482,759
MedImmune, Inc. *                                       27,676          750,296
Millipore Corp. *                                        5,534          275,649
                                                                    -----------
                                                                     15,196,533
BROADCASTING - 1.23%
Clear Channel Communications, Inc.                      63,820        2,137,332
News Corp. (a)                                         290,726        5,424,947
Univision Communications, Inc., Class A *               35,964        1,052,666
Viacom, Inc., Class B                                  189,726        6,904,129
                                                                    -----------
                                                                     15,519,074
BUILDING MATERIALS & CONSTRUCTION - 0.22%
American Standard Companies, Inc.                       23,870          986,308
Masco Corp.                                             49,851        1,821,057
                                                                    -----------
                                                                      2,807,365
BUSINESS SERVICES - 1.98%
Affiliated Computer Services, Inc., Class A *           14,303          860,898
Automatic Data Processing, Inc.                         64,821        2,874,811

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT          VALUE
                                                  ------          -----
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Cendant Corp.                                     117,154      $ 2,739,061
Computer Sciences Corp. *                          21,060        1,187,152
Convergys Corp. * (a)                              15,757          236,197
Electronic Arts, Inc. *                            33,976        2,095,640
Electronic Data Systems Corp. (a)                  57,178        1,320,812
Equifax, Inc.                                      15,032          422,399
First Data Corp.                                   92,340        3,928,144
Fluor Corp. (a)                                     9,324          508,251
Moody's Corp.                                      16,457        1,429,290
NCR Corp. *                                        10,371          717,984
Paychex, Inc.                                      42,083        1,434,189
Pitney Bowes, Inc.                                 25,662        1,187,637
R.R. Donnelley & Sons Company                      24,436          862,346
Robert Half International, Inc. (a)                19,293          567,793
SunGuard Data Systems, Inc. *                      32,144          910,640
Unisys Corp. *                                     37,380          380,528
VERITAS Software Corp. *                           46,972        1,341,051
                                                               -----------
                                                                25,004,823

CABLE AND TELEVISION - 1.43%
Comcast Corp., Class A *                          247,016        8,220,693
Time Warner, Inc. *                               509,676        9,908,101
                                                               -----------
                                                                18,128,794

CELLULAR COMMUNICATIONS - 0.66%
Motorola, Inc.                                    270,890        4,659,308
Nextel Communications, Inc., Class A *            123,657        3,709,710
                                                               -----------
                                                                 8,369,018

CHEMICALS - 1.45%
Air Products & Chemicals, Inc.                     25,294        1,466,293
Ashland, Inc.                                       7,908          461,669
Dow Chemical Company                              104,928        5,194,985
E.I. Du Pont De Nemours & Company                 110,517        5,420,859
Eastman Chemical Company (a)                        8,671          500,577
Engelhard Corp.                                    13,609          417,388
Great Lakes Chemical Corp. (a)                      5,682          161,880
Hercules, Inc. * (a)                               12,459          185,016
PPG Industries, Inc.                               19,127        1,303,696
Praxair, Inc.                                      36,133        1,595,272
Rohm & Haas Company                                25,019        1,106,591
Sigma-Aldrich Corp.                                 7,682          464,454
                                                               -----------
                                                                18,278,680

COLLEGES & UNIVERSITIES - 0.13%
Apollo Group, Inc., Class A *                      20,612        1,663,595

COMPUTERS & BUSINESS EQUIPMENT - 3.99%
Apple Computer, Inc. *                             44,739        2,881,192
Dell, Inc. *                                      276,438       11,649,097
EMC Corp. *                                       266,643        3,964,981
Gateway, Inc. * (a)                                41,587          249,938
Hewlett-Packard Company                           336,036        7,046,675
International Business Machines Corp.             185,237       18,260,663
Lexmark International, Inc. *                      14,364        1,220,940
Network Appliance, Inc. *                          39,923        1,326,242
Sun Microsystems, Inc. *                          374,223        2,013,320
Xerox Corp. *                                     106,110        1,804,931
                                                               -----------
                                                                50,417,979

CONSTRUCTION & MINING EQUIPMENT - 0.02%
Rowan Companies, Inc. * (a)                        11,932          309,039

CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                           15,728          701,941
Vulcan Materials Company                           11,395          622,281
                                                               -----------
                                                                 1,324,222
CONTAINERS & GLASS - 0.14%
Ball Corp.                                         12,530          551,069
Bemis Company, Inc.                                11,900          346,171
Pactiv Corp. *                                     16,516          417,690
Sealed Air Corp. *                                  9,298          495,305
                                                               -----------
                                                                 1,810,235

COSMETICS & TOILETRIES - 2.38%
Alberto Culver Company, Class B                    10,127          491,868
Avon Products, Inc.                                52,627        2,036,665
Colgate-Palmolive Company                          59,007        3,018,798
International Flavors & Fragrances, Inc.           10,486          449,220
Kimberly-Clark Corp.                               54,271        3,571,575
The Gillette Company                              110,474        4,947,026
The Procter & Gamble Company                      282,267       15,547,266
                                                               -----------
                                                                30,062,418

CRUDE PETROLEUM & NATURAL GAS - 1.92%
Amerada Hess Corp.                                 10,199          840,194
Apache Corp.                                       36,328        1,837,107
Burlington Resources, Inc.                         43,563        1,894,991
ChevronTexaco Corp.                               235,746       12,379,022
Devon Energy Corp.                                 54,082        2,104,871
EOG Resources, Inc.                                13,194          941,524
Occidental Petroleum Corp.                         43,922        2,563,288
Sunoco, Inc. (a)                                    8,137          664,874
XTO Energy, Inc.                                   28,670        1,014,345
                                                               -----------
                                                                24,240,216

DOMESTIC OIL - 0.22%
Marathon Oil Corp.                                 38,564        1,450,392
Unocal Corp.                                       29,285        1,266,283
                                                               -----------
                                                                 2,716,675

ELECTRICAL EQUIPMENT - 3.87%
American Power Conversion Corp.                    21,283          455,456
Cooper Industries, Ltd., Class A                   10,212          693,293
Emerson Electric Company                           46,705        3,274,020
General Electric Company                        1,176,403       42,938,710
Molex, Inc.                                        20,966          628,980
Power-One, Inc. * (a)                               9,340           83,313
Symbol Technologies, Inc.                          26,777          463,242
Tektronix, Inc.                                    10,015          302,553
                                                               -----------
                                                                48,839,567

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                    ------          -----
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 2.53%
Allegheny Energy, Inc. * (a)                         15,273      $    301,031
Ameren Corp.                                         21,676         1,086,835
American Electric Power Company, Inc.                44,032         1,512,059
Calpine Corp. * (a)                                  59,454           234,249
CenterPoint Energy, Inc. (a)                         34,252           387,048
Cinergy Corp.                                        20,168           839,594
CMS Energy Corp. * (a)                               21,668           226,431
Consolidated Edison, Inc. (a)                        26,930         1,178,187
Constellation Energy Group, Inc.                     19,568           855,317
Dominion Resources, Inc.                             36,881         2,498,319
DTE Energy Company (a)                               19,357           834,867
Duke Energy Corp.                                   106,450         2,696,378
Edison International                                 36,254         1,161,216
Entergy Corp.                                        24,875         1,681,301
Exelon Corp.                                         73,724         3,249,017
FirstEnergy Corp.                                    36,702         1,450,096
FPL Group, Inc.                                      20,651         1,543,662
PG&E Corp. *                                         44,858         1,492,874
Pinnacle West Capital Corp.                          10,190           452,538
PPL Corp.                                            21,036         1,120,798
Public Service Enterprise Group, Inc. (a)            26,451         1,369,368
TECO Energy, Inc. (a)                                22,218           340,824
The AES Corp. *                                      72,195           986,906
The Southern Company                                 82,308         2,758,964
TXU Corp. (a)                                        26,730         1,725,689
                                                                 ------------
                                                                   31,983,568

ELECTRONICS - 0.48%
Adobe Systems, Inc.                                  26,553         1,665,935
Agilent Technologies, Inc. *                         54,035         1,302,243
Jabil Circuit, Inc. *                                22,422           573,555
L-3 Communications Holdings, Inc.                    12,814           938,497
Sanmina-SCI Corp. *                                  57,990           491,175
Solectron Corp. * (a)                               108,032           575,811
Thermo Electron Corp. *                              17,798           537,322
                                                                 ------------
                                                                    6,084,538

ENERGY - 0.24%
Progress Energy, Inc.                                27,490         1,243,648
Sempra Energy                                        25,970           952,580
Xcel Energy, Inc. (a)                                44,547           810,755
                                                                 ------------
                                                                    3,006,983

FINANCIAL SERVICES - 8.69%
Bear Stearns Companies, Inc. (a)                     11,488         1,175,337
Capital One Financial Corp.                          27,008         2,274,344
Charles Schwab Corp.                                149,883         1,792,601
CIT Group, Inc.                                      23,388         1,071,638
Citigroup, Inc.                                     577,484        27,823,179
Countrywide Financial Corp.                          64,585         2,390,291
E*TRADE Financial Corp. *                            41,384           618,691
Federal Home Loan Mortgage Corp.                     76,728         5,654,854
Federal National Mortgage Association               107,702         7,669,459
Federated Investors, Inc., Class B (a)               11,957           363,493
Fiserv, Inc. *                                       21,764           874,695
Franklin Resources, Inc.                             27,750         1,932,788
H & R Block, Inc.                                    18,329           898,121
J.P. Morgan Chase & Company                         396,409        15,463,915
Janus Capital Group, Inc. (a)                        26,293           441,985
Lehman Brothers Holdings, Inc.                       29,979         2,622,563
MBNA Corp.                                          142,172         4,007,829
Mellon Financial Corp.                               47,130         1,466,214
Merrill Lynch & Company, Inc.                       103,642         6,194,682
Morgan Stanley                                      121,797         6,762,169
PNC Financial Services Group                         31,450         1,806,488
Providian Financial Corp. *                          32,616           537,186
SLM Corp.                                            47,829         2,553,590
State Street Corp. (c)                               37,100         1,822,352
Synovus Financial Corp.                              34,456           984,753
T. Rowe Price Group, Inc. (a)                        14,259           886,910
The Goldman Sachs Group, Inc.                        53,877         5,605,363
Washington Mutual, Inc.                              97,151         4,107,544
                                                                 ------------
                                                                  109,803,034

FOOD & BEVERAGES - 3.18%
Campbell Soup Company                                45,785         1,368,514
Coca-Cola Enterprises, Inc.                          52,213         1,088,641
ConAgra Foods, Inc.                                  57,228         1,685,365
General Mills, Inc.                                  40,543         2,015,392
H.J. Heinz Company                                   38,871         1,515,580
Hershey Foods Corp.                                  27,383         1,520,852
Kellogg Company                                      45,946         2,051,948
McCormick & Company, Inc. (a)                        15,213           587,222
PepsiCo, Inc.                                       187,439         9,784,316
Sara Lee Corp.                                       87,329         2,108,122
Starbucks Corp. *                                    44,507         2,775,456
The Coca-Cola Company                               269,220        11,207,629
The Pepsi Bottling Group, Inc.                       27,828           752,469
William Wrigley Jr. Company                          24,974         1,727,951
                                                                 ------------
                                                                   40,189,457

FOREST PRODUCTS - 0.14%
Weyerhaeuser Company                                 26,691         1,794,169

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                21,242           603,910

GAS & PIPELINE UTILITIES - 0.37%
Dynegy, Inc., Class A * (a)                          42,287           195,366
El Paso Corp. (a)                                    71,574           744,370
KeySpan Corp. (a)                                    17,870           704,971
Kinder Morgan, Inc.                                  13,785         1,008,097
Nicor, Inc. (a)                                       4,905           181,191
NiSource, Inc.                                       30,087           685,382
Peoples Energy Corp. (a)                              4,187           184,019
Williams Companies, Inc.                             61,919         1,008,660
                                                                 ------------
                                                                    4,712,056

HEALTHCARE PRODUCTS - 3.69%
Bausch & Lomb, Inc.                                   5,950           383,537
Baxter International, Inc.                           68,595         2,369,271

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                   ------           -----
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Becton, Dickinson & Company                         28,184     $  1,600,851
Biomet, Inc.                                        28,168        1,222,210
Boston Scientific Corp. *                           93,968        3,340,562
C.R. Bard, Inc.                                     11,645          745,047
Fisher Scientific International, Inc. *             13,051          814,121
Guidant Corp.                                       35,448        2,555,801
Johnson & Johnson                                  330,231       20,943,250
Medtronic, Inc.                                    134,500        6,680,615
St. Jude Medical, Inc. *                            39,785        1,668,185
Stryker Corp.                                       44,735        2,158,464
Zimmer Holdings, Inc. *                             27,296        2,186,956
                                                               ------------
                                                                 46,668,870

HEALTHCARE SERVICES - 1.64%
Cardinal Health, Inc.                               48,079        2,795,794
Express Scripts, Inc. * (a)                          8,455          646,300
HCA, Inc.                                           46,871        1,872,965
Humana, Inc. *                                      17,738          526,641
IMS Health, Inc.                                    25,810          599,050
Laboratory Corp. of America Holdings *              15,393          766,879
McKesson Corp.                                      32,705        1,028,900
Medco Health Solutions, Inc. *                      30,322        1,261,395
Quest Diagnostics, Inc.                             11,261        1,075,989
UnitedHealth Group, Inc.                            72,732        6,402,598
Wellpoint, Inc. *                                   32,844        3,777,060
                                                               ------------
                                                                 20,753,571

HOMEBUILDERS - 0.18%
Centex Corp.                                        13,831          824,051
KB Home (a)                                          5,154          538,078
Pulte Homes, Inc.                                   14,194          905,577
                                                               ------------
                                                                  2,267,706

HOTELS & RESTAURANTS - 0.93%
Darden Restaurants, Inc.                            17,494          485,283
Harrah's Entertainment, Inc. (a)                    12,470          834,118
Hilton Hotels Corp.                                 42,955          976,797
Marriott International, Inc., Class A               24,882        1,567,068
McDonald's Corp.                                   139,894        4,485,002
Starwood Hotels & Resorts Worldwide, Inc.           23,065        1,346,996
Wendy's International, Inc.                         12,683          497,935
Yum! Brands, Inc.                                   32,596        1,537,879
                                                               ------------
                                                                 11,731,078

HOUSEHOLD APPLIANCES - 0.12%
Black & Decker Corp.                                 8,984          793,557
Maytag Corp. (a)                                     8,815          185,996
Whirlpool Corp. (a)                                  7,391          511,531
                                                               ------------
                                                                  1,491,084
HOUSEHOLD PRODUCTS - 0.24%
Fortune Brands, Inc.                                16,040        1,237,967
Newell Rubbermaid, Inc. (a)                         30,578          739,682
The Clorox Company                                  16,913          996,683
                                                               ------------
                                                                  2,974,332

INDUSTRIAL MACHINERY - 0.92%
Caterpillar, Inc.                                   37,971        3,702,552
Cummins, Inc. (a)                                    5,065          424,396
Deere & Company                                     27,613        2,054,407
Dover Corp.                                         22,629          949,060
Ingersoll-Rand Company, Class A                     19,163        1,538,789
ITT Industries, Inc.                                10,273          867,555
Pall Corp.                                          13,798          399,452
Parker-Hannifin Corp.                               13,294        1,006,888
W.W. Grainger, Inc.                                 10,024          667,799
                                                               ------------
                                                                 11,610,898

INSURANCE - 4.67%
ACE, Ltd.                                           31,624        1,351,926
Aetna, Inc.                                         16,430        2,049,643
AFLAC, Inc.                                         56,303        2,243,111
Ambac Financial Group, Inc.                         12,092          993,116
American International Group, Inc.                 289,821       19,032,545
Aon Corp.                                           35,213          840,182
Chubb Corp.                                         21,316        1,639,200
CIGNA Corp.                                         14,939        1,218,574
Cincinnati Financial Corp.                          18,699          827,618
Hartford Financial Services Group, Inc.             32,682        2,265,189
Jefferson-Pilot Corp.                               15,191          789,324
Lincoln National Corp.                              19,428          906,899
Loews Corp.                                         20,641        1,451,062
Marsh & McLennan Companies, Inc.                    58,633        1,929,026
MBIA, Inc.                                          15,659          990,902
MetLife, Inc.                                       82,825        3,355,241
MGIC Investment Corp. (a)                           10,769          742,092
Principal Financial Group, Inc.                     34,157        1,398,388
Progressive Corp.                                   22,277        1,889,981
Prudential Financial, Inc.                          57,084        3,137,337
SAFECO Corp. (a)                                    14,113          737,263
The Allstate Corp.                                  76,358        3,949,236
The St. Paul Travelers Companies, Inc.              74,494        2,761,493
Torchmark, Inc.                                     12,030          687,394
UNUMProvident Corp. (a)                             32,992          591,876
XL Capital, Ltd., Class A                           15,429        1,198,062
                                                               ------------
                                                                 58,976,680

INTERNATIONAL OIL - 0.87%
Anadarko Petroleum Corp.                            27,522        1,783,701
ConocoPhillips                                      76,805        6,668,978
Kerr-McGee Corp.                                    16,879          975,437
Nabors Industries, Ltd. *                           16,637          853,312
Noble Corp. *                                       15,063          749,234
                                                               ------------
                                                                 11,030,662

INTERNET CONTENT - 0.46%
Yahoo!, Inc. *                                     152,982        5,764,362

INTERNET RETAIL - 0.68%
eBay, Inc. *                                        73,764        8,577,278

INTERNET SOFTWARE - 1.26%
Cisco Systems, Inc. *                              732,710       14,141,303

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                                 ------         -----
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Symantec Corp. *                                  70,569      $ 1,817,857
                                                              -----------
                                                               15,959,160

LEISURE TIME - 0.97%
Brunswick Corp. (a)                               10,705          529,898
Carnival Corp.                                    70,467        4,061,013
International Game Technology, Inc.               38,349        1,318,439
The Walt Disney Company                          227,364        6,320,719
                                                              -----------
                                                               12,230,069

LIFE SCIENCES - 0.08%
PerkinElmer, Inc.                                 14,254          320,573
Waters Corp. *                                    13,446          629,138
                                                              -----------
                                                                  949,711

LIQUOR - 0.43%
Adolph Coors Company, Class B (a)                  4,165          315,166
Anheuser-Busch Companies, Inc.                    87,914        4,459,877
Brown Forman Corp., Class B                       13,552          659,711
                                                              -----------
                                                                5,434,754

MANUFACTURING - 1.82%
3M Company                                        86,631        7,109,806
Danaher Corp.                                     34,341        1,971,517
Eaton Corp.                                       16,903        1,223,101
Illinois Tool Works, Inc.                         32,903        3,049,450
Rockwell Automation, Inc.                         20,496        1,015,577
Snap-on, Inc.                                      6,403          220,007
The Stanley Works (a)                              9,153          448,405
Tyco International, Ltd.                         223,839        8,000,006
                                                              -----------
                                                               23,037,869

MEDICAL-HOSPITALS - 0.12%
Health Management Associates, Inc.,
   Class A (a)                                    27,085          615,371
Manor Care, Inc. (a)                               9,618          340,766
Tenet Healthcare Corp. *                          51,928          570,169
                                                              -----------
                                                                1,526,306

MINING - 0.32%
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                    19,866          759,477
Newmont Mining Corp.                              49,395        2,193,632
Phelps Dodge Corp.                                10,623        1,050,827
                                                              -----------
                                                                4,003,936

NEWSPAPERS - 0.08%
Dow Jones & Company, Inc. (a)                      9,118          392,621
Knight-Ridder, Inc.                                8,569          573,609
                                                              -----------
                                                                  966,230

OFFICE FURNISHINGS & SUPPLIES - 0.13%
Avery Dennison Corp.                              12,291          737,091
Office Depot, Inc. *                              34,764          603,503
OfficeMax, Inc. (a)                                9,797          307,430
                                                              -----------
                                                                1,648,024

PAPER - 0.45%
Georgia-Pacific Corp.                             28,716        1,076,276
International Paper Company                       54,144        2,274,048
Louisiana-Pacific Corp.                           12,246          327,458
MeadWestvaco Corp.                                22,550          764,219
Plum Creek Timber Company, Inc.                   20,427          785,214
Temple-Inland, Inc.                                6,230          426,132
                                                              -----------
                                                                5,653,347

PETROLEUM SERVICES - 3.83%
Baker Hughes, Inc.                                37,329        1,592,829
BJ Services Company                               17,972          836,417
Exxon Mobil Corp.                                717,861       36,797,555
Halliburton Company                               49,180        1,929,823
Schlumberger, Ltd.                                65,512        4,386,028
Transocean, Inc. *                                35,782        1,516,799
Valero Energy Corp.                               28,557        1,296,488
                                                              -----------
                                                               48,355,939

PHARMACEUTICALS - 5.56%
Abbott Laboratories                              173,297        8,084,305
Allergan, Inc.                                    14,609        1,184,352
AmerisourceBergen Corp. (a)                       11,697          686,380
Bristol-Myers Squibb Company                     216,495        5,546,602
Caremark Rx, Inc. *                               50,582        1,994,448
Eli Lilly & Company                              125,922        7,146,073
Forest Laboratories, Inc. *                       40,994        1,838,991
Gilead Sciences, Inc. *                           48,172        1,685,538
Hospira, Inc. *                                   17,369          581,861
King Pharmaceuticals, Inc. *                      26,879          333,300
Merck & Company, Inc.                            246,759        7,930,834
Mylan Laboratories, Inc. (a)                      29,944          529,410
Pfizer, Inc.                                     838,004       22,533,928
Schering-Plough Corp.                            163,880        3,421,814
Watson Pharmaceuticals, Inc. *                    12,185          399,790
Wyeth                                            148,461        6,322,954
                                                              -----------
                                                               70,220,580

PHOTOGRAPHY - 0.08%
Eastman Kodak Company (a)                         31,900        1,028,775

PUBLISHING - 0.53%
Gannett Company, Inc.                             28,403        2,320,525
McGraw-Hill Companies, Inc.                       21,131        1,934,332
Meredith Corp.                                     5,564          301,569
The New York Times Company, Class A (a)           16,143          658,634
Tribune Company                                   35,353        1,489,775
                                                              -----------
                                                                6,704,835

RAILROADS & EQUIPMENT - 0.51%
Burlington Northern Santa Fe Corp.                41,830        1,978,977
CSX Corp.                                         23,905          958,113
Norfolk Southern Corp.                            44,065        1,594,712
Union Pacific Corp.                               28,885        1,942,516
                                                              -----------
                                                                6,474,318

REAL ESTATE - 0.49%
Apartment Investment & Management
   Company, Class A, REIT                         10,546          406,443

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                  ------         -----
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Archstone-Smith Trust, REIT                        21,774      $   833,944
Equity Office Properties Trust, REIT               44,870        1,306,614
Equity Residential, REIT                           31,464        1,138,367
ProLogis, REIT                                     20,463          886,662
Simon Property Group, Inc., REIT                   24,610        1,591,529
                                                               -----------
                                                                 6,163,559

RETAIL GROCERY - 0.53%
Albertsons, Inc. (a)                               40,955          978,006
Safeway, Inc. *                                    49,795          982,953
SUPERVALU, Inc.                                    14,939          515,694
Sysco Corp.                                        71,192        2,717,399
The Kroger Company *                               82,243        1,442,542
                                                               -----------
                                                                 6,636,594

RETAIL TRADE - 5.89%
Bed Bath & Beyond, Inc. *                          33,486        1,333,747
Best Buy Company, Inc.                             36,097        2,144,884
Big Lots, Inc. * (a)                               12,559          152,341
Circuit City Stores, Inc.                          21,744          340,076
Costco Wholesale Corp.                             52,196        2,526,808
CVS Corp.                                          44,517        2,006,381
Dillard's, Inc., Class A (a)                        9,139          245,565
Dollar General Corp.                               36,461          757,295
Family Dollar Stores, Inc. (a)                     18,659          582,721
Federated Department Stores, Inc.                  18,828        1,088,070
Home Depot, Inc.                                  244,353       10,443,647
J.C. Penney Company, Inc.                          31,780        1,315,692
Kohl's Corp. *                                     38,177        1,877,163
Limited Brands                                     45,225        1,041,080
Lowe's Companies, Inc.                             85,988        4,952,049
May Department Stores Company                      32,490          955,206
Nordstrom, Inc.                                    15,587          728,381
RadioShack Corp.                                   17,634          579,806
Sears, Roebuck & Company (a)                       23,013        1,174,353
Staples, Inc.                                      55,404        1,867,669
Target Corp.                                       99,638        5,174,201
The Gap, Inc.                                      97,558        2,060,425
The TJX Companies, Inc.                            53,620        1,347,471
Tiffany & Company                                  16,190          517,594
Walgreen Company                                  113,720        4,363,436
Wal-Mart Stores, Inc.                             471,230       24,890,369
                                                               -----------
                                                                74,466,430

SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc. * (a)                35,413          328,633
Ecolab, Inc.                                       28,676        1,007,388
Waste Management, Inc.                             63,663        1,906,070
                                                               -----------
                                                                 3,242,091

SEMICONDUCTORS - 3.05%
Advanced Micro Devices, Inc. * (a)                 42,942          945,583
Altera Corp. *                                     41,427          857,539
Analog Devices, Inc.                               41,821        1,544,031
Applied Materials, Inc. *                         188,969        3,231,370
Applied Micro Circuits Corp. *                     34,288          144,352
Broadcom Corp., Class A *                          36,618        1,182,029
Freescale Semiconductor-B, Inc. *                  43,377          796,402
Intel Corp.                                       703,585       16,456,853
KLA-Tencor Corp. *                                 21,749        1,013,068
Linear Technology Corp.                            34,166        1,324,274
LSI Logic Corp. * (a)                              42,833          234,725
Maxim Integrated Products, Inc.                    36,192        1,534,179
Micron Technology, Inc. * (a)                      68,146          841,603
National Semiconductor Corp.                       39,851          715,325
Novellus Systems, Inc.                             15,555          433,829
NVIDIA Corp. * (a)                                 18,495          435,742
PMC-Sierra, Inc. * (a)                             19,831          223,099
QLogic Corp. * (a)                                 10,297          378,209
Teradyne, Inc. * (a)                               21,608          368,849
Texas Instruments, Inc.                           192,273        4,733,761
Xilinx, Inc.                                       38,758        1,149,175
                                                               -----------
                                                                38,543,997

SOFTWARE - 3.70%
Autodesk, Inc.                                     25,538          969,167
BMC Software, Inc. * (a)                           24,698          459,383
Citrix Systems, Inc. *                             18,849          462,366
Computer Associates International, Inc. (a)        65,167        2,024,087
Compuware Corp. *                                  43,080          278,728
Intuit, Inc. *                                     20,856          917,872
Mercury Interactive Corp. *                         9,394          427,897
Microsoft Corp.                                 1,209,725       32,311,755
Novell, Inc. *                                     41,826          282,325
Oracle Corp. *                                    570,665        7,829,524
Parametric Technology Corp. * (a)                  29,947          176,388
Siebel Systems, Inc. *                             56,546          593,733
                                                               -----------
                                                                46,733,225

STEEL - 0.14%
Allegheny Technologies, Inc.                       10,627          230,287
Nucor Corp. (a)                                    17,703          926,575
United States Steel Corp. (a)                      12,651          648,364
                                                               -----------
                                                                 1,805,226

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.98%
ADC Telecommunications, Inc. * (a)                 90,006          241,216
Andrew Corp. * (a)                                 17,893          243,882
Avaya, Inc. *                                      50,941          876,185
Ciena Corp. * (a)                                  63,622          212,497
Citizens Communications Company                    37,327          514,739
Comverse Technology, Inc. *                        21,994          537,753
Corning, Inc. *                                   156,033        1,836,508
JDS Uniphase Corp. * (a)                          160,680          509,356
Lucent Technologies, Inc. * (a)                   491,902        1,849,551
QUALCOMM, Inc.                                    182,387        7,733,209
SBC Communications, Inc.                          368,919        9,507,043
Scientific-Atlanta, Inc.                           17,060          563,151

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT                 VALUE
                                                 ---------------       ---------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - (CONTINUED)
Tellabs, Inc. *                                           51,408       $       441,595
                                                                       ---------------
                                                                            25,066,685
TELEPHONE - 2.16%
ALLTEL Corp.                                              33,800             1,986,088
AT&T Corp. (a)                                            88,560             1,687,953
BellSouth Corp.                                          203,827             5,664,352
CenturyTel, Inc.                                          14,974               531,128
Qwest Communications International, Inc. *(a)            202,063               897,160
Sprint Corp. (FON Group)                                 163,680             4,067,448
Verizon Communications, Inc.                             308,113            12,481,658
                                                                       ---------------
                                                                            27,315,787
TIRES & RUBBER - 0.04%
Cooper Tire & Rubber Company                               8,331               179,533
Goodyear Tire & Rubber Company * (a)                      19,515               286,090
                                                                       ---------------
                                                                               465,623
TOBACCO - 1.28%
Altria Group, Inc.                                       228,399            13,955,179
Reynolds American, Inc. (a)                               16,419             1,290,533
UST, Inc.                                                 18,386               884,551
                                                                       ---------------
                                                                            16,130,263

TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Hasbro, Inc.                                              19,697               381,728
Mattel, Inc.                                              46,175               899,951
Toys R Us, Inc. *                                         23,930               489,847
                                                                       ---------------
                                                                             1,771,526
TRANSPORTATION - 0.16%
Harley-Davidson, Inc.                                     32,692             1,986,039

TRAVEL SERVICES - 0.65%
American Express Company                                 139,670             7,873,198
Sabre Holdings Corp. (a)                                  15,075               334,062
                                                                       ---------------
                                                                             8,207,260
TRUCKING & FREIGHT - 1.16%
Fedex Corp.                                               33,446             3,294,096
Navistar International Corp. * (a)                         7,770               341,725
Ryder Systems, Inc.                                        7,154               341,747
United Parcel Service, Inc., Class B                     124,715            10,658,144
                                                                       ---------------
                                                                            14,635,712
                                                                       ---------------
TOTAL COMMON STOCKS (Cost $1,233,111,024)                              $ 1,255,975,595
                                                                       ---------------

WARRANTS - 0.00%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Lucent Technologies, Inc.
   (Expiration date 12/10/2007; strike
     price $2.75) *                                       11,815                18,668
                                                                       ---------------
TOTAL WARRANTS (Cost $0)                                               $        18,668
                                                                       ---------------

SHORT TERM INVESTMENTS - 5.73%
BP Capital Markets PLC
   zero coupon due 01/03/2005                    $     1,300,000       $     1,299,845
Federal National Mortgage Association
   Discount Notes
   zero coupon due 02/01/2005                          7,500,000             7,486,162
State Street Navigator Securities Lending
   Prime Portfolio (c)                                61,575,860            61,575,860
United States Treasury Bills
   zero coupon due 01/20/2005                          2,000,000             1,998,252
                                                                       ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $72,359,155)                                                     $    72,360,119
                                                                       ---------------

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
   Corp. dated 12/31/2004 at 1.45% to
   be repurchased at $27,003 on
   1/3/2005, collateralized by $20,000
   U.S. Treasury Bonds, 8.875% due
   02/15/2019 (valued at $29,381,
   including interest) (c)                        $        27,000      $        27,000
                                                                       ---------------

TOTAL REPURCHASE AGREEMENTS
(Cost $27,000)                                                         $        27,000
                                                                       ---------------
TOTAL INVESTMENTS (500 INDEX TRUST)
     (COST $1,305,497,179) - 105.15%                                   $ 1,328,381,382
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.15)%                            (65,030,356)
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $ 1,263,351,026
                                                                       ===============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2004 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FOOTNOTES

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

AUD      - Australian Dollar

CAD      - Canadian Dollar

CHF      - Swiss Franc

COP      - Colombian Peso

CZK      - Czech Koruna

DKK      - Danish Krone

EUR      - European Currency

FIM      - Finnish Markka

FRF      - French Franc

DEM      - German Deutsche Mark

GBP      - British Pound

GRD      - Greek Drachma

HKD      - Hong Kong Dollar

HUF      - Hungarian Forint

ITL      - Italian Lira

IEP      - Irish Punt

JPY      - Japanese Yen

MXN      - Mexican Peso

NLG      - Netherlands Guilder

NZD      - New Zealand Dollar

NOK      - Norweigan Krone

PHP      - Philippines Peso

PLN      - Polish Zloty

SEK      - Swedish Krona

SGD      - Singapore Dollar

TRL      - Turkish Lira

USD      - US Dollar

ZAR      - South African Rand

Key to Security Abbreviations and Legend

ADR      - American Depositary Receipts

ADS      - American Depositary Shares

CDO      - Collateralized Debt Obligation

ESOP     - Employee Stock Ownership Program

EWCO     - European Written Call Option

GDR      - Global Depositary Receipts

GTD      - Guaranteed

IO       - Interest Only (Carries notional principal amount)

MTN      - Medium Term Note

NIM      - Net Interest Margin

OTC      - Over The Counter

PLC      - Public Limited Company

PIK      - Paid In Kind

PO       - Principal Only

REIT     - Real Estate Investment Trust

REMIC    - Real Estate Mortgage Investment Conduit

SBI      - Shares Beneficial Interest

SADR     - Sponsored American Depositary Receipts

SPDR     - Standard & Poor's Depositary Receipts

TBA      - To Be Announced

- Non-Income producing, issuer is in bankruptcy and is in default of interest payments

*          Non-Income Producing

(a)        All or a portion of this security was out on loan

(b)        Floating Rate Note

(c) Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)        Principal amount of security is adjusted for inflation

(e)        Security Fair Valued on December 31, 2004

**         Purchased on a forward commitment (Note 2)

*** At December 31, 2004, all or a portion of this security was pledged to cover forward commitments purchased.

**** At December 31, 2004, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION OF THE TRUST. The John Hancock Trust (formerly, Manufacturers Investment Trust) (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers 79 separate investment portfolios, 5 of which are described as follows: the Equity Index Trust ("Equity Index"), the Small Cap Index Trust ("Small Cap Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index"), and the 500 Index Trust ("500 Index"). Each of the Portfolios is diversified for purposes of the Investment Company Act of 1940, as amended.

CHANGE IN TRUST AND ADVISER NAME. Effective January 1, 2005, the name of the Trust was changed from Manufacturers Investment Trust to John Hancock Trust and the name of the adviser was changed from Manufacturers Securities Services, LLC to John Hancock Investment Management Services, LLC.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York ("John Hancock New York") and in the case of Series III shares, to certain qualified pension and retirement plans. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". John Hancock New York is a wholly owned subsidiary of John Hancock USA.

John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust (See Note 5) and John Hancock Distributors, LLC ("JHD") a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York (See Note 5).

The Trust offers three classes of shares. Series I shares are offered for all portfolios. Series II shares and Series III shares are offered for all portfolios with the exception of Equity Index. Series I, Series II, and Series III shares are the same, except for differences in class expenses and voting rights with respect to its distribution plan (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times.

Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REIT's) and as a result, will estimate the components of distributions from these securities. Distributions from REIT's received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

MULTI-CLASS OPERATIONS. All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

      (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price.

The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at December 31, 2004:

                                             PURCHASE OF FUTURES CONTRACTS
                                          --------------------------------------
                                           NUMBER
                            EXPIRATION     OF OPEN     NOTIONAL       UNREALIZED
                              DATE        CONTRACTS     AMOUNT        GAIN/(LOSS)
                            ----------    ---------   -----------     ----------
EQUITY INDEX
S&P 500 Index               Mar-2005             13   $ 3,944,525     $   69,521
                                                                      ==========
SMALL CAP INDEX
Russell 2000 Index          Mar-2005             36   $11,771,100     $  365,398
                                                                      ==========
MID CAP INDEX
S&P Midcap 400 Index        Mar-2005             16   $ 5,322,800     $   58,254
                                                                      ==========
TOTAL STOCK MARKET INDEX
S&P 500 Index               Mar-2005             20   $ 6,068,500     $  104,910
Russell 2000 Index          Mar-2005              3       980,925         38,304
S&P Midcap 400 Index        Mar-2005              1       332,675         12,568
                                                                      ==========
                                                                      $  155,782
500 INDEX
S&P 500 Index               Mar-2005             41   $12,440,425     $  235,729
                                                                      ==========

SECURITIES LENDING. All Portfolios may lend securities in amounts up to 33 1/3% of their total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At December 31, 2004, the values of securities loaned and of cash collateral were as follows:

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                MARKET VALUE       VALUE OF
                               OF SECURITIES         CASH
                                   LOANED         COLLATERAL
                               -------------      -----------
Equity Index                   $     704,300      $   727,307
Small Cap Index (1)               57,241,899       58,871,717
Mid Cap Index (2)                 32,931,087       33,734,002
Total Stock Market Index (3)      13,190,745       13,566,253
500 Index                         59,984,356       61,575,860

(1) Comprised of $58,856,682 and $15,035 of cash collateral and securities collateral, respectively.

(2) Comprised of $33,604,561 and $129,441 of cash collateral and securities collateral, respectively.

(3) Comprised of $13,559,381 and $6,872 of cash collateral and securities collateral, respectively.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carry-forwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent and Blue Sky fees, are accrued daily and charged directly to the respective share class.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio of the Trust may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

3. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios for the year ended December 31, 2004:

      PORTFOLIO                     PURCHASES               SALES
-----------------------          ---------------       ---------------
Equity Index                     $     5,969,221       $    10,163,157
Small Cap Index                       88,453,775            50,645,601
Mid Cap Index                         60,761,143            33,848,965
Total Stock Market Index              41,681,557             9,636,121
500 Index                            128,608,845            43,565,356

At December 31, 2004, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                 TAX BASIS
                                                NET UNREALIZED       TAX BASIS        TAX BASIS
                                                APPRECIATION         UNREALIZED       UNREALIZED
PORTFOLIO                    TAX BASIS COST     (DEPRECIATION)      APPRECIATION     DEPRECIATION
------------------------     --------------     --------------      ------------     ------------
Equity Index                 $   87,180,111       ($ 2,517,599)     $ 14,266,424     $ 16,784,023
Small Cap Index                 250,171,046         43,418,812        53,238,340        9,819,528
Mid Cap Index                   238,102,639         43,148,951        54,887,916       11,738,965
Total Stock Market Index        207,224,526         19,165,093        37,629,453       18,464,360
500 Index                     1,307,782,007         20,599,375       218,997,063      198,397,688

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with JHIMS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                           BETWEEN            BETWEEN            BETWEEN
                            FIRST        $50 MILLION       $200 MILLION       $500 MILLION
                             $50             AND               AND                AND            EXCESS OVER
PORTFOLIO                  MILLION       $200 MILLION      $500 MILLION        $1 BILLION        $1 BILLION
---------------------      --------      ------------      ------------       ------------       -----------
Equity Index                  0.250%            0.250%            0.250%             0.250%            0.250%
Small Cap Index               0.375%            0.375%            0.375%             0.375%            0.375%
Mid Cap Index                 0.375%            0.375%            0.375%             0.375%            0.375%
Total Stock Market            0.375%            0.375%            0.375%             0.375%            0.375%
500 Index                     0.375%            0.375%            0.375%             0.375%            0.375%

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.05% of the average annual net assets of 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, and 0.15% of the average daily net assets of Equity Index. These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust. There were no reimbursements for these portfolios during the period ended December 31, 2004. In the case of the Series III shares, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the year ended December 31, 2004 was $181,031 of which $18,695 remains payable to the Adviser at December 31, 2004.

5.DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for Series I, Series II and Series III. Series I shares of each portfolio (except Equity Index) are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares' average daily net assets. Series II shares of each portfolio (except Equity Index) are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares' average daily net assets. Series III shares of each portfolio (except Equity Index) are subject to rule 12b-1 fee of up to .50% basis points of Series III shares' average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, MFS, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

6. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $11,400 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $67,000. Total expense incurred for the year ended December 31, 2004 was $25,040 of which $4,465 remains payable at December 31, 2004.

7. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

8. LINE OF CREDIT. All Portfolios have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the year ended December 31, 2004, there were no borrowings on the line of credit.

9. GUARANTEES AND IMDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

10. FEDERAL INCOME TAX INFORMATION. Federal income tax regulations may differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies, equalization debits, and excise tax regulations.

The tax character of distributions paid during 2004 was as follows:

                                   ORDINARY        LONG TERM            TOTAL
PORTFOLIO                           INCOME       CAPITAL GAINS       DISTRIBUTIONS
------------------------         ------------    -------------       -------------
Equity Index                     $  1,026,275                -       $   1,026,275
Small Cap Index                       608,272                -             608,272
Mid Cap Index                         758,800    $     265,612           1,024,412
Total Stock Market Index            1,108,306                -           1,108,306
500 Index                          10,528,836                -          10,528,836

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
NOTES TO FINANCIAL STATEMENTS - CONTINUED

FEDERAL INCOME TAX INFORMATION, CONTINUED

The tax character of distributions paid during 2003 was as follows:

                                                LONG TERM
                                                 CAPITAL            TOTAL
PORTFOLIO                   ORDINARY INCOME       GAINS         DISTRIBUTIONS
------------------------    ---------------     ----------      -------------
Equity Index                $1,083,167                   -      $   1,083,167
500 Index                    7,726,669                   -          7,726,669

The tax-basis components of distributable earnings at December 31, 2004 were as follows:

                               UNDISTRIBUTED                            UNREALIZED
                                 ORDINARY          UNDISTRIBUTED       APPRECIATION       CAPITAL LOSS
PORTFOLIO                         INCOME           REALIZED GAIN      (DEPRECIATION)     CARRYFORWARDS
------------------------       -------------       -------------      --------------     -------------
Equity Index                   $   1,288,259                   -        ($ 2,517,599)    ($  3,947,023)
Small Cap Index                    2,504,298       $   6,943,865          43,418,812                 -
Mid Cap Index                      2,645,112           7,201,352          43,148,951                 -
Total Stock Market Index           2,304,684                   -          19,165,093        (1,245,900)
500 Index                         16,813,277                   -          20,599,375       (34,325,631)

11. CAPITAL LOSS CARRYFORWARDS. At December 31, 2004, capital loss carryforwards available to offset future realized gains were approximately:

                                            EXPIRATION YEAR
                               ------------------------------------------
PORTFOLIO                         2009             2010            2011          TOTAL
------------------------       ----------      ------------     ---------     ------------
Equity Index                            -      $  3,868,000     $  79,000     $  3,947,000
Total Stock Market Index                -         1,246,000             -        1,246,000
500 Index                      $3,208,000        31,116,000         2,000       34,326,000

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
TRUSTEES AND OFFICERS (UNAUDITED)

TRUSTEES AND OFFICERS INFORMATION. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 79 portfolios).

                             DISINTERESTED TRUSTEES

                                     POSITION WITH
NAME, ADDRESS AND AGE                  THE TRUST                   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------------     ----------------------     ---------------------------------------------------------
Don B. Allen                        Trustee                 Adviser, Sinicon Plastics Inc (plastic injection molding)
601 Congress Street                 (since 1985)
Boston, MA 02210
Age: 76

Charles L. Bardelis                 Trustee                 President and Executive Officer, Island Commuter Corp.
601 Congress Street                 (since 1988)            (Marine Transport).
Boston, MA 02210
Age: 63

James. M. Oates                     Trustee                 Managing Director, Wydown Group (financial consulting
601 Congress Street,                (since 2004)            firm)(since 1994); Chairman, Emerson Investment
Boston, MA 02210-2801                                       Management, Inc. (since 2000); Chairman, Hudson
Age: 58                                                     Castle Group, Inc. (formerly IBEX Capital Markets, Inc.)
                                                            (financial services company) (since 1997)

                                                            Director of the following publicly traded companies:
                                                            Stifel Financial, Director
                                                            (since 1996); Investor Financial Services Corporation,
                                                            Director  (since 1995);  Connecticut River Bancorp,
                                                            Director (since 1998)

                                                            Director of the following registered investment company:
                                                            Phoenix Mutual Funds, Director
                                                            since 1988 overseeing 20 portfolios).

F.David Rolwing                     Trustee                 Former Chairman, President and CEO, Montgomery
601 Congress Street                 (since 1997*)           Mutual Insurance Company, 1991 to 1999. (Retired 1999).
Boston, MA 02210
Age: 70

*Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                              POSITION WITH
NAME, ADDRESS AND AGE           THE TRUST                        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------      ---------------------        -------------------------------------------------------------
John D. DesPrez III#*          Trustee                  President and Chief Executive Officer, John Hancock Financial
601 Congress Street            (since 2000)             Services, Inc.; Chairman and President, John Hancock Life
Boston, MA 02210                                        Insurance Company (U.S.A.), Executive Vice President, U.S.
Age: 48                                                 Operations, Manulife Financial

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

    TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST, CONTINUED

John D. Richardson#*++         Chairman of           Retired; Former Senior Executive Vice President, Office of the
601 Congress Street            the Board of          President, Manulife Financial, February 2000 to March 2002
Boston, MA 02210               Trustees              (Retired, March, 2002);
Age: 67                        (since 1997)*

                                                     Executive Vice President and General Manager, U.S.
                                                     Operations, Manulife Financial, January 1995 to January 2000.

                                                     Director of BNS Split Corp, a publicly traded company listed on the Toronto Stock Exchange.

James D. Gallagher*            President             Executive Vice President, The Manufacturers Life Insurance
200 Clarendon Street           (since 2001)          Company (U.S.A.), January 1996 to present;
Boston, MA 02116
Age: 50
                                                     President, The Manufacturers Life Insurance Company of New
                                                     York, August 1999 to present;

                                                     Vice President, Secretary and General Counsel, The
                                                     Manufacturers Life Insurance Company of North America, June
                                                     1994 to date.

Marc Costantini*               Treasurer             Executive Vice President and Chief Financial Officer, John
601 Congress Street            (since 2004)          Hancock Life Insurance Company  (U.S.A.), January 2004 to
Boston, MA  02210                                    present.
Age: 35
                                                     General Manager, Managed Accounts, The Manufacturers Life
                                                     Insurance Company (U.S.A.) and other positions at Manulife
                                                     Financial, prior to January 2004.

Andrew Corselli*               Secretary             Vice President and Senior Counsel, U.S. Operations Law Department,
200 Clarendon Street           (since 2002)          Manulife Financial, March 2001 to present. The Prudential Insurance
Boston, MA 02116                                     Company of America, Assistant General Counsel & Chief of Litigation,
Age: 58                                              June 1988 to June, 2000


Gordon Shone*                 Vice President and    Senior Vice President, The Manufacturers Life Insurance Company
601 Congress Street           Chief Financial       (U.S.A.), January 2001 to present. Vice President, The Manufacturers
Boston, MA 02210              Officer               Life Insurance Company (U.S.A.), August 1998 to December 2000.
Age: 48                       (Since 2003)

* Affiliated with the investment adviser.

++ Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

* Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

PROXY VOTING POLICY. From time to time, mutual funds are required to vote proxies related to the securities held by the Portfolios. Each of the Manufacturers Investment Trust Portfolios vote proxies according to the Trust's proxy voting policies and procedures approved by the Board of Trustees. A description of the Trust's proxy voting policies and procedures and the proxy results for the period July 1, 2003 to June 30, 2004 are available without charge, upon request, by calling 1-800-344-1029 or on the SEC Internet website at http://www.sec.gov.

[JOHN HANCOCK LOGO]

WORLDWIDE SPONSOR

MANAGEMENT OF THE TRUST                         ISSUER OF VENTURE VARIABLE LIFE
                                                INSURANCE PRODUCTS
TRUSTEES
John D. Richardson, Chairman of the Board       John Hancock Life Insurance
Don B. Allen                                    Company (U.S.A.)
Charles L. Bardelis                             200 Bloor Street East
John D. DesPrez, III                            Toronto, Ontario, Canada M4W1E5
James M. Oates                                  800-827-4546
F. David Rolwing
                                                PRINCIPAL UNDERWRITER OF VENTURE
OFFICERS                                        VARIABLE ANNUITIES AND VENTURE
James D. Gallagher, President                   VARIABLE LIFE INSURANCE PRODUCTS
Gordon M. Shone, Vice President                 John Hancock Distributors LLC
Marc Costantini, Treasurer                      Toronto, Ontario, Canada
Andrew Corselli, Secretary                      Boston, Massachusetts


INVESTMENT ADVISER                              PROMOTIONAL AGENT OF
John Hancock Securities Services, LLC           VENTURE ANNUITIES
Boston, Massachusetts                           Wood Logan
                                                Stamford, Connecticut

ISSUER OF VENTURE VARIABLE ANNUITIES
John Hancock Life Insurance
Company (U.S.A.)
PO Box 55230
Boston, Massachusetts 02205-5230
800-344-1029

(C)2005 John Hancock Life Insurance Company (U.S.A.). A Manulife Financial Company. All rights reserved.

                                                      PRESORTED
                                                       STANDARD
[JOHN HANCOCK LOGO]                                  U.S.POSTAGE

WORLDWIDE SPONSER                                        PAID
601 Congress Street                                   BOSTON,MA
Boston, MA 02210                                     PERMIT NO.11

ITEM 2. CODE OF ETHICS.

      (a) As of December 31, 2004, the Registrant had not adopted a code of ethics (as defined in Item 2 of Form N-CSR) that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer or controller (collectively, the "Registrant's Executive Officers"). However, the Registrant has adopted a code of ethics that applies to all Access Persons of the Registrant that satisfies the requirements of Rule 17j-1 under the Investment Company Act of 1940. In addition, each of the Registrant's Executive Officer's are subject to the Code of Business Conduct of Manulife Financial Corporation ("MFC"), the ultimate parent of the Registrant's investment adviser. MFC' s Code of Business Conduct does comply with the definition of a code of ethics (as defined in Item 2 of Form N-CSR).

      (b)   Not Applicable

      (c)   Not Applicable

      (d)   Not Applicable

      (e)   Not Applicable

      (f)(1)A copy of the MFC Code of Business is attached hereto.

      (f)(2) The Registrant will provide a copy of the MFC Code of Business Conduct to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Audit Committee of the Board of Trustees of the Trust has determined that it does not have a member who qualifies as an "audit committee financial expert" as this term is defined in Item 3 of Form N-CSR. However, the Audit Committee has determined that the members of the Committee, as a group, have sufficient experience, education and financial expertise to perform the duties of the Audit Committee. In addition, the Audit Committee may, from time to time in connection with a particular matter, consult with financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a)   Audit Fees:
            2004: $ 997,735
            2003: $ 938,905
            These fees relate to professional services rendered by PricewaterhouseCoopers LLP ("PWC") for the audits of the Trust's annual financial statements or services normally provided by the accountant in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Trust, issuance of consents, income tax provision procedures and assistance with review of documents filed with the SEC.

      (b)   AUDIT-RELATED FEES:
            2004: $ 51,500
            2003: $ 21,500
            These fees relate to professional services rendered by PricewaterhouseCoopers LLP ("PWC") for separate audit reports in connection with 17f-2 security counts and fund merger audit services.

      (c)   TAX FEES:
            2004: $ 151,615
            2003: $ 153,740
            These fees relate to professional services rendered by PWC for tax compliance, tax advice and tax planning. The tax services provided by PWC related to the review of the Trusts' federal and state income tax returns, excise tax calculations and returns and a review of the Trusts' calculations of capital gain and income distributions.

      (d) ALL OTHER FEES: These fees relate to products and services provided by PWC other than those reported above under "Audit Fees", "Audit-Related Fees" and "Tax Fees" above - There were none.

      (e) (1) The audit committee's pre-approval policies and procedures described in paragraph ( c)(7) of Rule 2-01 of Regulation S-X are attached.

                                                           ADOPTED JUNE 26, 2003

                               AUDIT COMMITTEE OF
                               JOHN HANCOCK TRUST
                   (FORMERLY, MANUFACTURERS INVESTMENT TRUST)

                AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICY

I.    STATEMENT OF PRINCIPLES

      Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees is responsible for the appointment, compensation and oversight of the services provided by the independent auditor to John Hancock Trust (the "Trust"). As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the Trust's independent auditor (the "Auditor") in order to assure that these services do not impair the Auditor's independence. In addition, these procedures also require the Audit Committee to pre-approve non-audit services provided by the Auditor to Manulife Financial Corporation (or any subsidiary thereof) WHERE SUCH SERVICES PROVIDED HAVE A DIRECT IMPACT ON THE OPERATIONS OR FINANCIAL REPORTING of the Trust as further assurance that such services do not impair the Auditor's independence.

      This Policy follows two different approaches to pre-approving services:
(1) proposed services may be pre-approved ("general pre-approval"), or (2) proposed services will require specific pre-approval ("specific pre-approval"). Unless a type of service provided by the Auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.

      Exhibit I to this Policy describes the Audit, Audit-related, Tax and All Other Services that have been pre-approved by the Audit Committee. The Audit Committee will annually review these services. It is expected that such review will occur at the regularly scheduled April Audit Committee meeting.

II.   DELEGATION

      The Audit Committee may delegate pre-approval authority to its chairperson or any other member or members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next meeting following the pre-approval.

      If pre-approval of any services to be provided by the Auditors is required before the next regularly scheduled Audit Committee meeting, the Audit Committee hereby authorizes its chairman to provide such pre-approval.

III.  AUDIT SERVICES

      The Trust's annual audit services engagement scope and terms will be subject to the general pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the Trust's financial statements. The Audit services that are pre-approved are set forth in Exhibit I.

IV.   AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Trust's financial statements or that are traditionally performed by the independent auditor.

      The audit-related services that are pre-approved are set forth in Exhibit
I.

V.    TAX SERVICES

      The SEC has stated generally that an independent auditor may provide tax services to a mutual fund, such as tax compliance, tax planning and tax advice, since such services do not impair the auditor's independence.

      The tax services that are pre-approved are listed in Exhibit I.

VI.   ALL OTHER SERVICES

      The Audit Committee believes that other types of non-audit services are also permitted and that it may grant general pre-approval to non-audit services that it believes (a) are routine and recurring services, (b) would not impair the independence of the auditor and (c) are consistent with the Act and the rules relating thereto.

      The non-audit services for which the Audit Committee has granted general pre-approval are set forth in Exhibit I.

      The Auditor is permitted to assist management with internal investigations and fact-finding into alleged improprieties; however, these services are subject to specific pre-approval and engagement by the Audit Committee.

VI.   PROCEDURES

      At least annually, the Trust's Chief Financial Officer and the Auditor shall jointly submit to the Audit Committee for approval a revised EXHIBIT I. If any of the fee amounts listed on EXHIBIT I change materially subsequent to the Audit Committees approval, an updated EXHIBIT I will be presented to the Audit Committee at the next regularly scheduled meeting.

                                    EXHIBIT I

                               JOHN HANCOCK TRUST
       SCHEDULE OF AUDIT, AUDIT-RELATED, TAX AND OTHER NON-AUDIT SERVICES
                         SUBJECT TO GENERAL PRE-APPROVAL

Service         SUMMARY OF SERVICES                                                                 PROJECTED FEES/FEE CAP
AUDIT SERVICES

Audit           Recurring audit of financial statements of the Trust in accordance with generally   $869,485 plus $78,250 out-
                accepted auditing standards including, but not limited to:                          of-pocket expenses (capped
                                                                                                    at 9% of fees).
                   -       Annual letter regarding the Trust's internal control to be included in the annual report to the SEC on Form N-SAR

                   -       Review of the annual post-effective
                           amendment to the Trust's
                           registration statement on SEC Form
                           N-1A, and consent to the
                           incorporation by reference of our
                           report on the Trust's financial
                           statements in such SEC filing;

                   -       Review of each Trust portfolio's tax provision and RIC qualification calculations

                   -       Accounting consultations and tax services required to perform an audit in accordance with Generally Accepted Auditing Standards

                Other audit and special reports including, but not limited to:

                           All services relating to any                                             Up to but not to exceed
                           subsequent filings of registration                                       $15,000 per instance
                           statements (including amendments
                           thereto) for the Trust with the SEC,
                           including issuance of auditor
                           consents.

AUDIT RELATED
 SERVICES

CONSULTATIONS   Includes consultations relating to new regulatory rules and guidance,               Up to but not to exceed $10,000
CONCERNING      unusual or non-recurring transactions and
                other

FINANCIAL                 regulatory or financial reporting matters which are                              per instance
REPORTING STANDARDS       generally non-recurring

                                                                                                                 PROJECTED
Service                       SUMMARY OF SERVICES                                                                FEES/FEE CAP
AUDIT RELATED SERVICES
(CONTINUED)

OTHER AUDITING PROCEDURES     Auditing procedures and special reports, including those needed for          $21,500 including
AND ISSUANCE OF SPECIAL                                                                                    expenses for the required
PURPOSE REPORTS                 - Separate audit reports in connection with 17f-2 security counts          17f-2 security counts.

                                - (b) Various governmental agencies tax authorities and Fund mergers       Up to but not to exceed
                                                                                                           $10,000 per instance


TAX SERVICES

TAX SERVICES                  Recurring tax services including, but not limited to:                        $139,095 plus $12,520
                                                                                                           out-of-pocket expenses
                                  - Review of each Trust portfolio's federal, and if applicable,           (capped at 9% of fees)
                                    state tax returns

                                  - Review required Trust portfolio distributions to avoid excise tax and review related excise tax returns

CONSULTATIONS ON VARIOUS TAX  Consultations on U.S. tax matters, such as, fund reorganizations; tax basis  Up to but not to exceed
MATTERS                       earnings and profits computations; evaluating the tax characteristics        $10,000 per instance
                              of certain expenses and income items; advice on accounting methods,          compliance
                              timing issues,matters and characterization issues

OTHER NON-AUDIT SERVICES
                              Training and industry updates                                                Up to but not to exceed
                                                                                                           $5,000 per instance

                  (2) None - There were no amounts that were approved by the Audit Committee pursuant to the de minimus exception (Rule 2-01( c) (7) of Regulation S-X) for the fiscal years ended December 31, 2004 and 2003.

            (f)   N/A

            (g) Aggregate fees billed to the Trust for non-audit services for 2004 and 2003 were $151,615 and $153,740, respectively.
                  Aggregate fees billed to the Trusts' adviser and service affiliates for non-audit services were $0 and $0, respectively. These amounts include fees for non-audit services required to be pre-approved and fees for non-audit services that did not require pre-approval since they did not relate to the Trusts' operations and financial reporting.

            (h) The Trusts' audit committee has considered whether the provisions for non-audit services to the Trusts' adviser and service affiliates, that did not require pre-approval, is compatible with maintaining PWC's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS N/A

ITEM 6. SCHEDULE OF INVESTMENTS. Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES. N/A

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The Nominating Committee of the Board of Trustees of the Registrant will consider Trustee candidates recommended by shareholders of the Registrant and contract owners investing in the Registrant through insurance company separate accounts. Such candidates will be considered in the same manner as candidates presented to the Nominating Committee by other sources.

Names of candidates recommended by shareholders/contract owners may be submitted to the Secretary of the Registrant along with relevant biographical information (i.e., information relating to the candidate's qualifications and eligibility to serve as an Independent Trustee of the Registrant). The Secretary of the Registrant will then forward such recommendations to the Nominating Committee.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

            Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

            (a) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

            (b) information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

ITEM 12. EXHIBITS.

(A) SEE ATTACHED CODE OF BUSINESS CONDUCT AND ETHICS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JAMES D. GALLAGHER, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND GORDON M. SHONE, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JAMES D. GALLAGHER, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND GORDON M. SHONE, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK TRUST

By /S/JAMES D. GALLAGHER
President (Chief Executive Officer)
Date March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/JAMES D. GALLAGHER
President (Chief Executive Officer)
Date March 10, 2005

By /S/GORDON M. SHONE
Vice President & Chief Financial Officer
Date March 10, 2005